UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 1-800-927-4648

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Quarterly Schedule of Portfolio Holdings on Form N-Q in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s series. The companion submission to this Quarterly Schedule of Portfolio Holdings on Form N-Q will follow immediately and will provide the information required by Item 1 for the Registrant’s other series. Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund	PIMCO Mortgage-Backed Securities Fund

PIMCO All Asset Fund	PIMCO Municipal Bond Fund

PIMCO California Intermediate Municipal Bond Fund	PIMCO MuniGO Fund

PIMCO California Short Duration Municipal Income Fund	PIMCO New York Municipal Bond Fund

PIMCO CommoditiesPLUS Short Strategy Fund	PIMCO Real IncomeTM 2019 Fund

PIMCO CommoditiesPLUSTM Strategy Fund	PIMCO Real IncomeTM 2029 Fund

PIMCO CommodityRealReturn Strategy Fund®	PIMCO Real Return Asset Fund

PIMCO Convertible Fund	PIMCO Real Return Fund

PIMCO Developing Local Markets Fund	PIMCO RealEstateRealReturn Strategy Fund

PIMCO Diversified Income Fund	PIMCO RealRetirement® 2010 Fund

PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	PIMCO RealRetirement® 2020 Fund

PIMCO Emerging Local Bond Fund	PIMCO RealRetirement® 2030 Fund

PIMCO Emerging Markets and Infrastructure Bond Fund	PIMCO RealRetirement® 2040 Fund

PIMCO Emerging Markets Bond Fund	PIMCO RealRetirement® 2050 Fund

PIMCO Extended Duration Fund	PIMCO Short Duration Municipal Income Fund

PIMCO Floating Income Fund	PIMCO Short-Term Fund

PIMCO Foreign Bond Fund (Unhedged)	PIMCO Small Cap StocksPLUS® TR Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Fund

PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO StocksPLUS® Long Duration Fund

PIMCO Fundamental IndexPLUSTM Fund	PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental IndexPLUSTM TR Fund	PIMCO StocksPLUS® TR Short Strategy Fund

PIMCO Global Advantage Strategy Bond Fund	PIMCO Tax Managed Real Return Fund

PIMCO Global Bond Fund (Unhedged)	PIMCO Total Return Fund

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Total Return Fund II

PIMCO Global Multi-Asset Fund	PIMCO Total Return Fund III

PIMCO GNMA Fund	PIMCO Unconstrained Bond Fund

PIMCO Government Money Market Fund	PIMCO Unconstrained Tax Managed Bond Fund

PIMCO High Yield Fund	PIMCO Asset-Backed Securities Portfolio

PIMCO High Yield Municipal Bond Fund	PIMCO Developing Local Markets Portfolio

PIMCO High Yield Spectrum Fund	PIMCO Emerging Markets Portfolio

PIMCO Income Fund	PIMCO FX Strategies Portfolio

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO High Yield Portfolio

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO International Portfolio

PIMCO Investment Grade Corporate Bond Fund	PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Total Return Fund	PIMCO Long Duration Corporate Bond Portfolio

PIMCO Long-Term Credit Fund	PIMCO Mortgage Portfolio

PIMCO Long-Term U.S. Government Fund	PIMCO Municipal Sector Portfolio

PIMCO Low Duration Fund	PIMCO Real Return Portfolio

PIMCO Low Duration Fund II	PIMCO Short-Term Floating NAV Portfolio

PIMCO Low Duration Fund III	PIMCO Short-Term Floating NAV Portfolio II

PIMCO Moderate Duration Fund	PIMCO Short-Term Portfolio

PIMCO Money Market Fund	PIMCO U.S. Government Sector Portfolio

Schedule of Investments

PIMCO All Asset All Authority Fund

December 31, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 119.6%
PIMCO CommoditiesPLUSTM Strategy Fund	28,006,384	$359,602
PIMCO CommodityRealReturn Strategy Fund®	54,158,576	503,133
PIMCO Convertible Fund	26,131,363	361,919
PIMCO Developing Local Markets Fund	43,083,192	456,682
PIMCO Diversified Income Fund	15,417,555	176,377
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	22,664,788	245,686
PIMCO Emerging Local Bond Fund	21,879,468	233,016
PIMCO Emerging Markets Bond Fund	4,476,403	49,688
PIMCO EqS Pathfinder FundTM	3,396,495	34,508
PIMCO Floating Income Fund	46,813,150	425,063
PIMCO Foreign Bond Fund (Unhedged)	8,991,965	94,865
PIMCO Fundamental Advantage Total Return Strategy Fund	299,400,456	1,311,374
PIMCO Fundamental IndexPLUSTM Fund	174,550	1,187
PIMCO Fundamental IndexPLUSTM TR Fund	2,972,907	16,708
PIMCO Global Advantage Strategy Bond Fund	12,309,598	137,006
PIMCO High Yield Fund	55,978,003	520,595
PIMCO Income Fund	56,944,271	628,665
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,156,371	8,476
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	4,393,099	28,072
PIMCO Investment Grade Corporate Bond Fund	32,949,891	345,315
PIMCO Long Duration Total Return Fund	4,869,257	52,831
PIMCO Long-Term Credit Fund	16,952,571	194,616
PIMCO Long-Term U.S. Government Fund	585,784	6,174
PIMCO Low Duration Fund	13,543,382	140,716
PIMCO Real Return Asset Fund	68,652,950	767,540
PIMCO Real Return Fund	12,341,550	140,200
PIMCO RealEstateRealReturn Strategy Fund	57,456,918	253,960
PIMCO Short-Term Fund	2,548,092	25,124
PIMCO Small Cap StocksPLUS® TR Fund	10,897,179	81,075
PIMCO StocksPLUS® Fund	166,173	1,396
PIMCO StocksPLUS® Total Return Fund	315,603	2,437
PIMCO StocksPLUS® TR Short Strategy Fund	365,989,970	1,599,376
PIMCO Total Return Fund	83,679,216	907,920
PIMCO Unconstrained Bond Fund	88,739,600	985,010

Total Mutual Funds (Cost $11,205,190)		11,096,312

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$1,005	1,005

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,027. Repurchase proceeds are $1,005.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.1%
	1,000,320	10,019

Total Short-Term Instruments (Cost $11,024)		11,024

Total Investments 119.7% (Cost $11,216,214)		$11,107,336
Other Assets and Liabilities (Net) (19.7%)		(1,827,947)

Net Assets 100.0%		$9,279,389

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Mutual Funds	$11,096,312	$0	$0	$11,096,312
Short-Term Instruments
Repurchase Agreements	0	1,005	0	1,005
PIMCO Short-Term Floating NAV Portfolio	10,019	0	0	10,019
	$11,106,331	$1,005	$0	$11,107,336

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO All Asset Fund

December 31, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 100.3%
PIMCO CommoditiesPLUSTM Strategy Fund	45,569,330	$585,110
PIMCO CommodityRealReturn Strategy Fund®	87,516,686	813,030
PIMCO Convertible Fund	51,373,113	711,518
PIMCO Developing Local Markets Fund	53,680,501	569,013
PIMCO Diversified Income Fund	60,075,372	687,262
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	103,834,579	1,125,567
PIMCO Emerging Local Bond Fund	27,560,053	293,515
PIMCO Emerging Markets Bond Fund	9,755,428	108,285
PIMCO EqS Pathfinder FundTM	21,049,605	213,864
PIMCO Floating Income Fund	129,435,630	1,175,275
PIMCO Foreign Bond Fund (Unhedged)	14,360,623	151,505
PIMCO Fundamental Advantage Total Return Strategy Fund	688,524,813	3,015,739
PIMCO Fundamental IndexPLUSTM Fund	2,634,429	17,914
PIMCO Fundamental IndexPLUSTM TR Fund	15,325,600	86,130
PIMCO Global Advantage Strategy Bond Fund	43,948,714	489,149
PIMCO High Yield Fund	79,838,674	742,500
PIMCO High Yield Spectrum Fund	14,965,036	154,290
PIMCO Income Fund	155,175,288	1,713,135
PIMCO International StocksPLUS® TR Strategy Fund (U.S.Dollar-Hedged)	7,345,896	53,845
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	7,954,812	50,831
PIMCO Investment Grade Corporate Bond Fund	96,931,246	1,015,839
PIMCO Long Duration Total Return Fund	467,526	5,073
PIMCO Long-Term Credit Fund	70,015,650	803,780
PIMCO Long-Term U.S. Government Fund	1,236,081	13,028
PIMCO Low Duration Fund	12,446,280	129,317
PIMCO Real Return Asset Fund	141,105,038	1,577,554
PIMCO Real Return Fund	27,848,141	316,355
PIMCO RealEstateRealReturn Strategy Fund	66,349,227	293,264
PIMCO Short-Term Fund	1,452,359	14,320
PIMCO Small Cap StocksPLUS® TR Fund	1,661,591	12,362
PIMCO StocksPLUS® Fund	1,560,346	13,107
PIMCO StocksPLUS® Total Return Fund	7,760,416	59,910
PIMCO Total Return Fund	3,067,337	33,281
PIMCO Unconstrained Bond Fund	190,600,516	2,115,666

Total Mutual Funds (Cost $18,439,888)		19,160,333

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$1,072	1,072

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,098. Repurchase proceeds are $1,072.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.2%
	3,823,381	38,295

Total Short-Term Instruments (Cost $39,367)		39,367

Total Investments 100.5% (Cost $18,479,255)		$19,199,700
Other Assets and Liabilities (Net) (0.5%)		(101,855)

Net Assets 100.0%		$19,097,845

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Mutual Funds	$19,160,333	$0	$0	$19,160,333
Short-Term Instruments
Repurchase Agreements	0	1,072	0	1,072
PIMCO Short-Term Floating NAV Portfolio	38,295	0	0	38,295
	$19,198,628	$1,072	$0	$19,199,700

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.9%
American International Group, Inc.
8.175% due 05/15/2068	$700	$751
8.250% due 08/15/2018	100	115

Total Corporate Bonds & Notes (Cost $769)		866

MUNICIPAL BONDS & NOTES 94.8%
CALIFORNIA 90.5%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	605	612
Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	291
Baldwin Park, California Unified School District Revenue Notes, Series 2009
0.000% due 08/01/2014	500	453
Bonita, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	125	133
Brea, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	65	71
Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2018	250	278
Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,446
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	1,000	963
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	3,000	3,007
California State Bay Area Toll Authority Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	547
California State Coast Community College District General Obligation Bonds, (AGM Insured), Series 2006
5.000% due 08/01/2022	25	26
California State Department of Water Resources Revenue Bonds, Series 2009
5.000% due 12/01/2025	20	21
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,109
California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2014	500	448
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	573
5.000% due 10/01/2013	570	615
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	830
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,000	1,068
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	88
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	531
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	554
California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	292
California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35
California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,427
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
4.500% due 12/01/2016	150	168
California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	657
California State M-S-R Public Power Agency Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,102
California State M-S-R Public Power Agency Revenue Notes, (AGM Insured), Series 2008
5.000% due 07/01/2018	2,000	2,235
California State Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	476
California State Palomar Pomerado Health Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	1,000	955
California State Pasadena Area Community College District General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	282
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,093
California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	1,000	1,093
California State Public Works Board Revenue Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,714
California State San Joaquin Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,830
California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,461
California State Southwestern Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	450
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	752
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.450% due 06/01/2028	2,150	1,761
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,500	1,501
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	1,000	1,053
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	130
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	564
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	500	517
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	901
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	509
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	712
5.375% due 09/01/2017	800	812
Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
5.000% due 08/01/2019	30	33
Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2015	250	274
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,760
Diablo, California Water District Certificates of Participation Notes, Series 2010
4.000% due 01/01/2016	125	135
El Monte, California Union High School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,134
Encinitas, California Public Financing Authority General Obligation Notes, Series 2010
5.000% due 04/01/2015	140	155
5.000% due 04/01/2016	150	167
Encinitas, California Union School District General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,076
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	775
Fresno, California Revenue Notes, Series 2010
4.000% due 06/01/2016	40	42
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2014	125	113
0.000% due 08/01/2015	140	120
Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	860	670
Lafayette, California Elementary School District General Obligation Notes, Series 2010
5.000% due 08/01/2016	155	179

Laguna Beach, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2015	125	138
4.000% due 08/01/2016	100	110
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,041
5.250% due 11/15/2019	500	513
Long Beach, California Revenue Notes, Series 2010
3.000% due 05/01/2017	500	514
5.000% due 05/15/2016	925	1,047
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	244
Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	227
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	200	214
5.000% due 06/01/2018	1,415	1,590
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	712
Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 05/15/2016	1,000	1,087
Los Angeles, California Department of Airports Revenue Notes, Series 2010
5.000% due 05/15/2019	650	715
Los Angeles, California Department of Water & Power Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,078
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	265
Los Gatos, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2016	25	28
Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
4.000% due 03/15/2014	250	266
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,721
Monte Vista, California Water District Certificates of Participation Notes, Series 2010
3.000% due 10/01/2016	30	31
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	414
Mount San Antonio, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	826
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	875
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2016	165	163
Oakland, California Port Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2000
5.750% due 11/01/2012	495	497
Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	165	168
Redondo Beach, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2020	70	72
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	255
Sacramento County, California Sanitation District Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,104
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
3.000% due 12/01/2012	25	26
4.000% due 08/01/2016	230	249
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	380	418
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,404
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	896
San Diego, California Public Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	500	562
San Diego, California Redevelopment Agency Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,054
San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,410
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,264
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2010
5.000% due 05/01/2023	25	26
San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2010
5.000% due 11/01/2020	20	22
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,050
San Jose, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,048
San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,118
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	802
San Mateo, California Union High School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,459
Santa Clara County, California Financing Authority Revenue Notes, Series 2008
5.000% due 11/15/2016	185	211
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,084
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,373
Torrance, California Revenue Notes, Series 2010
3.000% due 09/01/2016	200	200
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.801% due 05/15/2030	1,500	979
University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,235
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,740	1,893
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	389
University of California Revenue Notes, Series 2009
5.000% due 05/15/2016	85	96
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	400	379
West Contra Costa, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,093

		87,434

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	220	227

PUERTO RICO 3.0%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
3.256% due 07/01/2020	1,000	891
Commonwealth of Puerto Rico General Obligation Bonds, (FGIC Insured), Series 2006
3.136% due 07/01/2021	250	199
Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,330
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	500	516

		2,936

TEXAS 0.1%
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	97

VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	980

Total Municipal Bonds & Notes (Cost $90,868)		91,674

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011	5,200	46

Total Convertible Preferred Securities (Cost $390)		46

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS 0.9%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$833	833

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $854. Repurchase proceeds are $833.)
Total Short-Term Instruments (Cost $833)		833

Total Investments 96.6% (Cost $92,860)		$93,419
Other Assets and Liabilities (Net) 3.4%		3,312

Net Assets 100.0%		$96,731

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$866	$0	$866
Municipal Bonds & Notes
California	0	87,434	0	87,434
New Jersey	0	227	0	227
Puerto Rico	0	2,936	0	2,936
Texas	0	97	0	97
Virgin Islands	0	980	0	980
Convertible Preferred Securities
Banking & Finance	46	0	0	46
Short-Term Instruments
Repurchase Agreements	0	833	0	833

	$46	$93,373	$0	$93,419

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
American International Group, Inc.
5.600% due 10/18/2016	$100	$103
8.175% due 05/15/2068	100	107
General Electric Capital Corp.
0.458% due 07/27/2012	150	150

Total Corporate Bonds & Notes (Cost $305)		360

MUNICIPAL BONDS & NOTES 97.8%
CALIFORNIA 96.0%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	540
Alta Loma, California School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2012	400	390
Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2012	350	365
Atascadero, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	110	114
Berkeley, California General Obligation Notes, Series 2010
4.000% due 09/01/2012	10	11
Beverly Hills, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	800	852
Brea, California Public Financing Authority Revenue Notes, Series 2010
2.000% due 07/01/2011	865	870
3.000% due 07/01/2012	415	426
3.000% due 07/01/2013	250	258
Brentwood, California Union School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2017	110	121
Brentwood, California Union School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	149
Burlingame, California Financing Authority Revenue Notes, (SGI Insured ), Series 2004
3.875% due 12/01/2012	15	16
Burlingame, California Financing Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	35	39
Calaveras, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2012	560	577
3.000% due 08/01/2013	460	477
Calaveras, California Unified School District General Obligation Notes, Series 2009
3.000% due 08/01/2011	300	304
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	503
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
3.000% due 09/01/2012	775	779
4.000% due 09/01/2015	750	761
California State Bay Area Governments Association Revenue Notes, (SGI Insured), Series 2006
5.000% due 08/01/2013	295	296
California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	112
California State Calleguas-Las Virgenes Public Financing Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	400	428
California State Cardiff School District General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	523
California State Central Contra Costa Sanitation District Certificates of Participation Notes, Series 2009
4.000% due 09/01/2011	1,000	1,022
California State Cerritos Community College District General Obligation Notes, Series 2009
4.000% due 08/01/2011	400	408
California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 05/01/2014	315	338
California State Department of Water Resources Revenue Bonds, Series 2002
6.000% due 05/01/2014	3,050	3,295
California State Department of Water Resources Revenue Notes, (NPFGC/IBC Insured), Series 2002
5.500% due 05/01/2012	700	743
California State Department of Water Resources Revenue Notes, Series 2002
5.500% due 05/01/2011	185	188
California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	907
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	1,150	1,167
5.000% due 05/01/2013	305	331
5.000% due 05/01/2014	3,075	3,402
5.000% due 05/01/2020	3,000	3,327
California State East Side Union High School District General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	161
California State East Side Union High School District General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	647
California State East Side Union High School District General Obligation Notes, (SGI Insured), Series 2005
4.000% due 08/01/2012	200	208
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.350% due 10/01/2026	260	260
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2014	500	545
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2011	625	646
5.000% due 11/01/2013	525	575
California State Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	53
5.000% due 04/01/2013	175	187
California State Educational Facilities Authority Revenue Notes, Series 2010
1.140% due 10/01/2015	3,790	3,804
2.000% due 02/01/2013	165	168
3.000% due 10/01/2012	1,315	1,353
4.000% due 02/01/2014	250	268
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	213
4.000% due 09/01/2014	220	234
California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,461
California State General Obligation Bonds, Series 2004
0.350% due 05/01/2034	1,000	1,000
5.000% due 07/01/2016	2,000	2,034
California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	175	176
California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,175	1,249
California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,500
5.000% due 04/01/2015	450	491
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	527
California State Health Facilities Financing Authority Revenue Bonds, Series 2001
0.300% due 10/01/2023	4,100	4,100
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	645	689
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.300% due 10/01/2031	1,090	1,090
5.500% due 08/15/2018	250	277
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
0.270% due 09/01/2038	100	100
0.300% due 07/01/2033	1,700	1,700
5.000% due 07/01/2037	1,250	1,312
California State Health Facilities Financing Authority Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 11/01/2011	150	154
California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,095
California State Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2011	1,000	1,006
5.000% due 08/15/2011	1,000	1,022
5.000% due 03/01/2014	250	269
5.000% due 08/15/2014	350	382
California State Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	780
4.000% due 11/15/2011	1,000	1,028
5.000% due 11/15/2012	1,000	1,072
California State Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,125

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.260% due 09/01/2038	4,825	4,825
0.340% due 12/01/2031	970	970
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2009
0.290% due 11/01/2026	2,500	2,500
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.370% due 09/01/2031	1,300	1,300
2.250% due 11/01/2026	3,000	3,015
California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,368
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
3.000% due 10/01/2011	400	406
5.000% due 02/01/2014	750	813
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 12/01/2012	600	625
3.000% due 05/15/2013	415	431
California State Los Rios Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	108
4.000% due 08/01/2015	200	219
California State M-S-R Public Power Agency Revenue Bonds, (NPFGC Insured), Series 1997
4.100% due 07/01/2016	20	21
California State M-S-R Public Power Agency Revenue Notes, (AGM Insured), Series 2008
5.000% due 07/01/2018	250	279
California State M-S-R Public Power Agency Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2011	510	518
California State Municipal Finance Authority Certificates of Participation Notes, Series 2009
3.000% due 02/01/2011	500	500
California State Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	350
California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,584
California State Northern Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	463
California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,940
California State Ohlone Community College District General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	165
4.000% due 08/01/2016	200	219
4.000% due 08/01/2020	60	62
California State OMWD Financing Authority Revenue Notes, Series 2009
3.000% due 06/01/2012	160	165
California State Padre Dam Municipal Water District Certificates of Participation Notes, Series 2009
3.000% due 10/01/2011	200	203
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.260% due 11/01/2026	3,100	3,100
California State Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,472
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	152
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	295
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	410
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	803
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,836
4.000% due 03/01/2014	3,630	3,789
California State Rim World Unified School District General Obligation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2012	275	283
California State South Placer Wastewater Authority Revenue Bonds, Series 2008
0.320% due 11/01/2027	2,000	2,000
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	90
California State University Revenue Notes, (AGM Insured), Series 2004
3.500% due 11/01/2012	2,565	2,682
California State University Revenue Notes, (AMBAC Insured), Series 2005
5.000% due 11/01/2011	1,400	1,449
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	278
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	3,000	3,160
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,099
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.850% due 11/01/2029	255	265
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035	1,000	1,007
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.290% due 08/15/2027	3,200	3,200
0.290% due 12/01/2037	2,000	2,000
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2004
5.000% due 08/15/2012	425	450
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	820
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,288
5.500% due 08/01/2014	2,610	2,891
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	160
California Statewide Communities Development Authority Revenue Notes, (Radian Insured), Series 2005
5.000% due 04/01/2011	100	100
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	750	775
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2011	325	331
5.000% due 07/01/2012	640	667
California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	371
California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	726
5.000% due 04/01/2013	4,510	4,810
5.000% due 06/15/2013	2,745	2,910
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	250	255
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,055
Campbell, California Union High School District General Obligation Notes, Series 2010
3.000% due 08/01/2012	225	232
Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,180
Carlsbad, California Unified School District Certificates of Participation Notes, Series 2009
2.000% due 10/01/2011	425	428
Castaic Lake, California Water Agency Certificates of Participation Notes, Series 2010
4.000% due 08/01/2012	610	640
4.000% due 08/01/2015	130	141
Central Valley, California Financing Authority Revenue Notes, Series 2009
3.000% due 07/01/2011	750	757
4.000% due 07/01/2012	750	779
Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
2.000% due 09/01/2011	90	91
3.000% due 09/01/2012	125	128
3.000% due 09/01/2013	200	206
Citrus Heights, California Water District Certificates of Participation Notes, Series 2010
2.000% due 10/01/2011	90	91
2.000% due 10/01/2012	220	223
4.000% due 10/01/2017	250	256
4.000% due 10/01/2019	100	99
Contra Costa, California Water District Revenue Notes, Series 2010
4.000% due 10/01/2013	2,910	3,141
Cucamonga County, California Water District Certificates of Participation Notes, (AGM Insured), Series 2009
2.500% due 09/01/2011	450	455

Cucamonga County, California Water District Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	268
Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,030
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	920
El Dorado, California Union High School District Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	420
El Monte, California School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,521
Encinitas, California Public Financing Authority General Obligation Notes, Series 2010
3.000% due 04/01/2012	250	256
3.000% due 04/01/2013	535	553
Folsom, California Redevelopment Agency Tax Allocation Notes, Series 2009
3.000% due 08/01/2011	360	361
Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	354
Fremont, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2012	610	639
4.000% due 08/01/2013	700	746
Fresno, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	337
Fullerton, California Joint Union High School District General Obligation Notes, Series 2010
2.000% due 08/01/2011	150	151
4.000% due 08/01/2012	45	47
4.000% due 08/01/2014	425	459
4.000% due 08/01/2015	150	164
Golden Empire, California Schools Financing Authority Revenue Notes, Series 2010
4.000% due 05/01/2012	2,000	2,072
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,279
5.000% due 06/01/2043	100	109
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	110
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (SGI/ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,909
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	2,500	2,751
5.500% due 06/01/2043	2,655	2,922
5.625% due 06/01/2038	3,665	4,044
6.250% due 06/01/2033	6,650	7,251
6.625% due 06/01/2040	2,020	2,277
6.750% due 06/01/2039	4,870	5,503
7.875% due 06/01/2042	105	121
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.200% due 06/01/2012	600	612
5.000% due 06/01/2011	500	505
Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	185	184
0.000% due 08/01/2012	100	97
0.000% due 08/01/2013	115	109
Huntington Beach, California Public Financing Authority Revenue Notes, Series 2010
3.000% due 09/01/2012	250	258
4.000% due 09/01/2013	225	239
Imperial, California Irrigation District Revenue Notes, Series 2010
4.000% due 07/01/2014	750	808
4.000% due 07/01/2015	400	434
Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	300	302
Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2011	275	280
4.000% due 07/01/2012	1,000	1,046
5.000% due 07/01/2013	750	817
Irvine, California Special Assessment Bonds, Series 1994
0.280% due 09/02/2020	438	438
Irvine, California Special Assessment Bonds, Series 2000
0.270% due 09/02/2025	1,300	1,300
Jefferson Union, California High School District General Obligation Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	200	206
La Habra, California Utility Authority Revenue Notes, Series 2010
2.000% due 11/01/2011	145	146
3.000% due 11/01/2012	175	181
Lafayette, California Elementary School District General Obligation Notes, Series 2010
4.000% due 08/01/2015	925	1,014
Laguna Beach, California General Obligation Bonds, Series 2001
5.000% due 08/15/2011	125	128
Lake Arrowhead, California Community Services District Certificates of Participation Notes, Series 2009
2.500% due 10/01/2011	645	653
3.000% due 10/01/2012	300	309
Lancaster, California Redevelopment Agency Revenue Notes, Series 2010
3.000% due 12/01/2011	120	121
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	194
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2012	90	93
4.000% due 06/01/2013	110	115
Long Beach, California Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,125
Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2011	1,000	1,025
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.360% due 07/01/2031	1,185	1,185
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	165
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	250	282
Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	253
3.000% due 08/01/2012	500	516
Los Angeles, California Department of Airports Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 05/15/2012	230	242
Los Angeles, California Department of Airports Revenue Notes, Series 2009
3.000% due 05/15/2011	500	504
5.000% due 05/15/2013	250	271
Los Angeles, California Department of Airports Revenue Notes, Series 2010
3.000% due 05/15/2013	690	716
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.270% due 07/01/2034	400	400
Los Angeles, California Department of Water & Power Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	546
Los Angeles, California General Obligation Notes, (NPFGC Insured), Series 2002
5.250% due 09/01/2011	730	752
Los Angeles, California Harbor Department Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,066
Los Angeles, California Municipal Improvement Corp. Revenue Notes, Series 2010
3.000% due 11/01/2012	545	562
Los Angeles, California Revenue Notes, (FHLMC Insured), Series 2010
1.125% due 08/01/2013	750	747
Los Angeles, California Unified School District Certificates of Participation Notes, Series 2010
3.000% due 12/01/2011	750	760
3.000% due 12/01/2012	2,205	2,251
Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	225
Los Angeles, California Unified School District General Obligation Notes, Series 2009
5.000% due 07/01/2014	2,000	2,209
Los Angeles, California Unified School District General Obligation Notes, Series 2010
4.000% due 07/01/2012	300	314
Los Angeles, California Wastewater System Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	266
Los Angeles, California Wastewater System Revenue Notes, (NPFGC Insured), Series 2003
5.000% due 06/01/2011	100	102
Los Angeles, California Wastewater System Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,098
Menlo Park, California City School District General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	146
Mesa, California Consolidated Water District Certificates of Participation Notes, Series 2009
2.500% due 03/15/2011	275	276
3.000% due 03/15/2012	400	410

Mission Viejo, California Community Development Financing Authority Revenue Notes, Series 2009
5.000% due 05/01/2013	530	573
Modesto, California Certificates of Participation Bonds, (AGC Insured), Series 2008
0.390% due 10/01/2036	2,940	2,940
Monrovia, California Unified School District General Obligation Notes, Series 2010
3.000% due 08/01/2012	250	257
Montebello, California Unified School District General Obligation Notes, (AGM Insured), Series 2008
3.000% due 08/01/2011	145	147
Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,541
Monterey Peninsula, California Water Management District Certificate of Participation Bonds, Series 1992
0.360% due 07/01/2022	2,315	2,315
Mount Diablo, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 06/01/2012	85	89
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,693
Newport Beach, California Revenue Bonds, Series 2008
0.300% due 12/01/2040	6,000	6,000
Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	4,000	4,012
5.000% due 12/01/2038	1,500	1,598
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2012	145	148
3.000% due 09/02/2014	155	158
Norco, California Redevelopment Agency Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	126
Norwalk, California Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2005
5.000% due 10/01/2012	150	155
Norwalk-La Mirada, California Unified School District General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	942
Oak Grove, California School District General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	55
Orange County, California Local Transportation Authority Revenue Notes, Series 2010
3.000% due 02/15/2013	500	522
Orange County, California Ocean View School District Revenue Notes, (AGM Insured), Series 2010
3.000% due 03/01/2012	430	440
3.500% due 03/01/2013	300	311
Orange County, California Public Financing Authority Revenue Notes, (NPFGC insured), Series 2005
5.000% due 07/01/2011	100	102
5.000% due 07/01/2014	250	276
Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	782
Orange County, California Sanitation District Certificate of Participation Notes, (AGM Insured), Series 2007
4.000% due 02/01/2013	90	95
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	108
Orchard, California School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	131
Pasadena, California Certificates of Participation Bonds, Series 2008
0.350% due 02/01/2035	4,100	4,100
Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	588
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	105
Placentia, California Public Financing Authority Special Tax Notes, Series 2009
2.625% due 09/01/2011	675	678
Placer County, California Unified School District Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2011	200	202
3.000% due 08/01/2012	245	251
3.000% due 08/01/2013	350	360
Pleasanton, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	165
Pleasanton, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	135
Redondo Beach, California Unified School District General Obligation Notes, Series 2010
3.000% due 08/01/2015	130	136
3.000% due 08/01/2016	595	619
4.000% due 08/01/2017	25	27
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	145
Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.360% due 06/01/2029	1,795	1,795
Riverside, California Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	552
Riverside, California Revenue Notes, Series 2009
4.000% due 08/01/2012	500	521
5.000% due 10/01/2013	2,000	2,179
Roseville, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,096
Roseville, California Finance Authority Revenue Notes, Series 2010
2.000% due 02/01/2012	205	207
2.000% due 02/01/2013	330	334
Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	103
Sacramento County, California Certificates of Participation Notes, Series 2010
3.000% due 02/01/2011	2,000	2,002
Sacramento County, California Revenue Notes, Series 2009
3.000% due 07/01/2012	550	564
5.000% due 07/01/2013	500	541
Sacramento County, California Revenue Notes, Series 2010
2.000% due 07/01/2013	300	303
3.000% due 07/01/2016	995	1,007
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
2.500% due 08/01/2012	190	195
3.000% due 08/01/2013	300	313
Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,107
Sacramento, California Financing Authority Revenue Bonds, (AGM Insured), Series 2002
5.375% due 12/01/2021	150	163
Sacramento, California Municipal Utility District Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,515
Sacramento, California Municipal Utility District Revenue Notes, Series 2009
4.000% due 07/01/2011	650	659
5.000% due 07/01/2012	500	528
San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,063
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2011	200	204
San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,931
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
2.000% due 07/01/2011	275	277
2.000% due 07/01/2012	200	203
3.000% due 07/01/2013	150	154
3.000% due 07/01/2014	400	411
3.000% due 07/01/2015	600	612
4.000% due 07/01/2014	700	743
San Diego County, California Water Authority Certificates of Participation Notes, (AGM Insured), Series 2008
5.000% due 05/01/2014	50	55
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2005
5.250% due 05/01/2013	675	737
San Diego, California Unified School District General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	318
San Francisco, California City & County Airports Commission Revenue Notes, (AGM Insured), Series 2009
3.000% due 05/01/2011	1,000	1,007
3.500% due 05/01/2012	1,000	1,031
San Francisco, California City & County Airports Commission Revenue Notes, (NPFGC/FGIC Insured), Series 2003
4.000% due 05/01/2011	1,000	1,009
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	305

San Francisco, California City & County Certificates of Participation Notes, Series 2009
1.950% due 04/01/2011	1,600	1,605
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.350% due 04/01/2030	790	790
San Francisco, California City & County General Obligation Notes, Series 2008
2.850% due 06/15/2012	1,000	1,032
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,420
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	498
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	740	766
San Francisco, California State Building Authority Revenue Notes, Series 2005
5.000% due 12/01/2012	500	531
San Francisco, California Unified School District General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,384
San Jose, California Redevelopment Agency Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,301
San Jose, California Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2002
4.000% due 08/01/2011	300	303
San Jose, California Unified School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 08/01/2014	375	418
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	267
San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	356
5.000% due 07/15/2014	150	163
San Rafael, California Redevelopment Agency Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,059
5.000% due 12/01/2014	1,020	1,131
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	199
Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	915
Santa Barbara, California Financing Authority Revenue Notes, Series 2009
4.000% due 07/01/2012	400	418
Santa Clara County, California Financing Authority Revenue Notes, Series 2008
5.000% due 11/15/2014	2,500	2,797
Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
0.300% due 04/01/2036	705	705
Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	168
Santa Margarita-Dana, California Point Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	248
Santa Margarita-Dana, California Point Authority Special Assessment Notes, Series 2009
5.000% due 08/01/2012	1,075	1,144
Santa Monica, California Community College District General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
0.000% due 08/01/2013	225	218
Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	2,041
South Coast, California Local Education Agencies Revenue Notes, Series 2010
2.000% due 08/09/2011	2,500	2,521
South Coast, California Water District Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2012	230	236
3.000% due 02/01/2013	100	104
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	133
South Orange County, California Public Financing Authority Special Tax Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/15/2011	205	210
South San Francisco, California School District Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	275
Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,430
Southern California State Metropolitan Water District Revenue Bonds, Series 2008
0.350% due 07/01/2037	3,990	3,990
Southern California State Metropolitan Water District Revenue Notes, Series 2009
5.000% due 07/01/2012	1,000	1,063
Southern California State Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2011	1,750	1,801
6.750% due 07/01/2013	2,700	3,049
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.270% due 07/01/2020	2,000	2,000
Southern California State Public Power Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	500	509
4.000% due 07/01/2014	750	805
4.000% due 07/01/2015	4,165	4,460
St. Helena, California Unified School District General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	543
Stockton, California Public Financing Authority Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	2,006
Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2011	175	177
3.000% due 09/01/2012	175	179
Torrance, California Unified School District General Obligation Notes, Series 2009
1.800% due 08/01/2011	30	30
4.000% due 08/01/2011	500	510
Trinity County, California Public Utilities District Revenue Notes, (AGM Insured), Series 2010
2.000% due 04/01/2011	25	25
3.000% due 04/01/2012	45	46
3.000% due 04/01/2013	40	41
Tustin, California Community Redevelopment Agency Tax Allocation Notes, Series 2010
2.000% due 09/01/2011	200	200
Tustin, California Special Assessment Bonds, Series 1996
0.280% due 09/02/2013	853	853
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
0.801% due 05/15/2030	1,000	652
University of California Regents Medical Center Revenue Notes, Series 2009
4.000% due 05/15/2012	900	937
5.000% due 05/15/2013	265	288
University of California Regents Medical Center Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,130
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	51
University of California Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	350	356
5.000% due 05/15/2012	350	370
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	299
University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	106
University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	509
3.000% due 05/15/2014	500	520
Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104
Val Verde, California Unified School District General Obligation Notes, (AGM Insured), Series 2010
4.000% due 08/01/2012	990	1,036
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2011	50	50
Visalia, California Unified School District General Obligation Notes, Series 2010
4.000% due 08/01/2012	215	224
Washington, California Health Care District General Obligation Notes, Series 2009
6.000% due 08/01/2011	1,000	1,030
Washington, California Health Care District Revenue Notes, Series 2009
4.500% due 07/01/2011	125	127
West Hollywood, California Public Financing Authority Revenue Notes, Series 2009
3.000% due 02/01/2011	535	536
3.000% due 02/01/2012	695	708
5.000% due 02/01/2013	1,145	1,229
Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	448

Westlake Village, California Certificates of Participation Notes, Series 2009
2.000% due 06/01/2011	310	311
Westminster, California School District General Obligation Notes, Series 2009
2.000% due 08/01/2011	555	558
Whittier, California Revenue Notes, Series 2009
3.000% due 06/01/2011	1,600	1,608

		335,483

GUAM 0.0%
Guam Economic Development & Commerce Authority Revenue Bonds, Series 2001
5.400% due 05/15/2031	25	26

PENNSYLVANIA 0.3%
Montgomery County, Pennsylvania Industrial Development Authority Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	958

PUERTO RICO 1.4%
Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,529
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	526
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2012	2,000	2,105
5.000% due 07/01/2013	550	589

		4,749

TEXAS 0.0%
Pflugerville, Texas Independent School District General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	130	143
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	416

Total Municipal Bonds & Notes (Cost $340,251)		341,775

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011	1,000	9

Total Convertible Preferred Securities (Cost $75)		9

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$4,053	4,053

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $4,134. Repurchase proceeds are $4,053.)
Total Short-Term Instruments (Cost $4,053)		4,053

Total Investments 99.1% (Cost $344,684)		$346,197
Other Assets and Liabilities (Net) 0.9%		3,060

Net Assets 100.0%		$349,257

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$360	$0	$360
Municipal Bonds & Notes
California	0	335,483	0	335,483
Guam	0	26	0	26
Pennsylvania	0	958	0	958
Puerto Rico	0	4,749	0	4,749
Texas	0	143	0	143
Virgin Islands	0	416	0	416
Convertible Preferred Securities
Banking & Finance	9	0	0	9
Short-Term Instruments
Repurchase Agreements	0	4,053	0	4,053
	$9	$346,188	$0	$346,197

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS Short Strategy Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 29.5%
BANKING & FINANCE 29.5%
Citigroup, Inc.
5.500% due 04/11/2013	$100	$106
Dexia Credit Local S.A.
0.703% due 03/05/2013	150	149
FIH Erhvervsbank A/S
0.534% due 08/17/2012	150	151
Metropolitan Life Global Funding I
1.427% due 09/17/2012	100	102
Morgan Stanley
2.786% due 05/14/2013	100	104
NIBC Bank NV
0.680% due 12/02/2014	150	150
Stadshypotek AB
0.853% due 09/30/2013	100	100
Stone Street Trust
5.902% due 12/15/2015	100	104
Wachovia Bank N.A.
0.666% due 11/03/2014	100	96

Total Corporate Bonds & Notes (Cost $1,050)		1,062

CONVERTIBLE BONDS & NOTES 1.4%
INDUSTRIALS 1.4%
Amgen, Inc.
0.125% due 02/01/2011	50	50

Total Convertible Bonds & Notes (Cost $50)		50

U.S. GOVERNMENT AGENCIES 2.8%
NCUA Guaranteed Notes
0.821% due 12/08/2020	100	100

Total U.S. Government Agencies (Cost $100)		100

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Notes
0.500% due 11/30/2012	600	599

Total U.S. Treasury Obligations (Cost $600)		599

SHORT-TERM INSTRUMENTS 32.9%
REPURCHASE AGREEMENTS 21.8%
Banc of America Securities LLC
0.260% due 01/03/2011	100	100
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $104. Repurchase proceeds are $100.)
Barclays Capital, Inc.
0.250% due 01/03/2011	100	100
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.625% due 02/15/2040 valued at $105. Repurchase proceeds are $100.)
0.280% due 01/03/2011	100	100
(Dated 12/31/2010. Collateralized by Freddie Mac 4.500% due 01/01/2041 valued at $103. Repurchase proceeds are $100.)
Credit Suisse Securities (USA) LLC
0.230% due 01/03/2011	100	100
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $103. Repurchase proceeds are $100.)
Deutsche Bank Securities, Inc.
0.200% due 01/03/2011	100	100
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.375% due 05/15/2040 valued at $103. Repurchase proceeds are $100.)
J.P. Morgan Securities, Inc.
0.200% due 01/03/2011	100	100
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 07/31/2017 valued at $107. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.010% due 01/03/2011	182	182
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $188. Repurchase proceeds are $182.)

		782

U.S. TREASURY BILLS 8.3%
0.101% due 01/06/2011	300	300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 2.8%
	10,188	102

Total Short-Term Instruments (Cost $1,184)		1,184

PURCHASED OPTIONS (d) 0.1%
(Cost $5)		2
Total Investments 83.4% (Cost $2,989)		$2,997
Written Options (e) (0.2%) (Premiums $10)		(8)
Other Assets and Liabilities (Net) 16.8%		606

Net Assets 100.0%		$3,595

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Cash of $7 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2011	1	$0
90-Day Eurodollar March Futures	Long	03/2011	2	0

				$0

(c)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
France Government Bond	BCLY	0.250%	12/20/2015	1.062%	$100	$(4)	$(2)	$(2)
France Government Bond	BOA	0.250%	12/20/2015	1.062%	100	(3)	(2)	(1)

						$(7)	$(4)	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	$200	$1	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	DJUBSTR Index	10,316	3-Month USD-LIBOR plus a specified spread	$ 3,330	01/27/2011	GSC	$(36)
Pay	DJUBSTR Index	10,843	3-Month USD-LIBOR plus a specified spread	3,500	01/27/2011	JPM	21
Pay	DJUBSTR Index	5,731	3-Month USD-LIBOR plus a specified spread	1,850	01/27/2011	MSC	(20)
Receive	DJUBSTR Index	4,337	3-Month USD-LIBOR plus a specified spread	1,400	01/27/2011	MSC	16

							$(19)

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps

Pay/ Receive Variance (6)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	London Gold Market Fixing Ltd. PM	$0.050	02/11/2011	DUB	$100	$2	$0	$2
Pay	London Gold Market Fixing Ltd. PM	0.063	03/14/2011	DUB	100	2	0	2

						$4	$0	$4

(6)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(d)	Purchased options outstanding on December 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put- OTC CBOT Wheat March Futures	$730.000	02/18/2011	2	$5	$2

(e)	Written options outstanding on December 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - OTC KCBT Wheat March Futures	$750.000	02/18/2011	2	$5	$1

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	2	$1	$1
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	2	1	1

				$2	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$400	$3	$5

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,062	$0	$1,062
Convertible Bonds & Notes
Industrials	0	50	0	50
U.S. Government Agencies	0	0	100	100
U.S. Treasury Obligations	0	599	0	599
Short-Term Instruments
Repurchase Agreements	0	782	0	782
U.S. Treasury Bills	0	300	0	300
PIMCO Short-Term Floating NAV Portfolio	102	0	0	102
Purchased Options
Other Contracts	0	2	0	2
	$102	$2,795	$100	$2,997

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	0	0	0
Interest Rate Contracts	0	0	0	0
Other Contracts	0	41	0	41
	$0	$41	$0	$41

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3)	0	(3)
Interest Rate Contracts	0	(7)	0	(7)
Other Contracts	0	(56)	(1)	(57)
	$0	$(66)	$(1)	$(67)

Totals	$102	$2,770	$99	$2,971

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
U.S. Government Agencies	$0	$100	$0	$0	$0	$0	$0	$0	$100	$0

Financial Derivative Instruments (7) - Liabilities
Other Contracts	0	0	(5)	0	0	4	0	0	(1)	4

	$0	$0	$(5)	$0	$0	$4	$0	$0	$(1)	$4

Totals	$0	$100	$(5)	$0	$0	$4	$0	$0	$99	$4

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Consolidated Schedule of Investments

PIMCO CommoditiesPLUSTM Strategy Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 16.9%
BANKING & FINANCE 15.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$200	$212
American Express Bank FSB
5.500% due 04/16/2013		200	216
American International Group, Inc.
3.650% due 01/15/2014		1,000	1,019
ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,305
Banco do Brasil S.A.
4.500% due 01/22/2015		900	940
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,040
Bank of America Corp.
0.802% due 09/11/2012		650	642
Cie de Financement Foncier
1.625% due 07/23/2012		7,800	7,840
2.125% due 04/22/2013		9,600	9,687
Citigroup, Inc.
0.572% due 06/09/2016		2,000	1,787
2.286% due 08/13/2013		1,500	1,527
6.000% due 12/13/2013		2,760	3,018
Countrywide Financial Corp.
5.800% due 06/07/2012		1,000	1,052
Crown Castle Towers LLC
4.174% due 08/15/2037		1,000	972
DanFin Funding Ltd.
0.989% due 07/16/2013		7,000	6,997
Dexia Credit Local S.A.
0.703% due 03/05/2013		4,000	3,989
2.750% due 04/29/2014		1,000	1,015
FIH Erhvervsbank A/S
0.534% due 08/17/2012		3,800	3,824
2.000% due 06/12/2013		4,050	4,120
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		400	479
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,260
LeasePlan Corp. NV
3.000% due 05/07/2012		3,000	3,083
Macquarie Bank Ltd.
2.600% due 01/20/2012		15,300	15,596
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		4,600	4,873
Morgan Stanley
0.539% due 01/09/2012		2,500	2,499
1.357% due 03/01/2013	EUR	2,300	2,942
2.786% due 05/14/2013		$3,400	3,526
National Australia Bank Ltd.
0.533% due 06/29/2016		1,200	1,186
New York Life Global Funding
1.144% due 12/20/2013	EUR	800	1,043
NIBC Bank NV
0.680% due 12/02/2014		$7,050	7,055
2.800% due 12/02/2014		5,000	5,159
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		3,200	3,344
Pacific Life Global Funding
5.150% due 04/15/2013		500	535
PF Export Receivables Master Trust
6.436% due 06/01/2015		182	192
Regions Financial Corp.
0.473% due 06/26/2012		400	379
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		16,000	16,384
5.250% due 05/15/2013	EUR	1,500	2,088
Royal Bank Of Scotland NV
1.002% due 03/09/2015		$2,000	1,658
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	452
Santander U.S. Debt S.A. Unipersonal
1.103% due 03/30/2012		3,100	3,065
SLM Corp.
0.518% due 10/25/2011		650	641
1.300% due 11/15/2011	EUR	950	1,224
Stadshypotek AB
0.853% due 09/30/2013		$4,400	4,398
State Bank of India
4.500% due 07/27/2015		2,000	2,047
TNK-BP Finance S.A.
6.250% due 02/02/2015		400	426
7.500% due 03/13/2013		500	542
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,642
Wachovia Bank N.A.
0.666% due 11/03/2014		$1,400	1,344
Wachovia Corp.
5.500% due 05/01/2013		1,200	1,307
Waha Aerospace BV
3.925% due 07/28/2020		2,000	2,020

			150,591
INDUSTRIALS 1.2%
America Movil SAB de C.V.
3.625% due 03/30/2015		500	517
Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015		500	532
Daimler Finance North America LLC
5.875% due 03/15/2011		1,000	1,010
7.750% due 01/18/2011		1,000	1,002
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018		500	531
Devon Financing Corp. ULC
6.875% due 09/30/2011		1,000	1,045
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	310
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	553
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	631
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	412
JC Penney Corp., Inc.
9.000% due 08/01/2012		1,500	1,631
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,548
6.625% due 03/17/2015		700	715
Petroleos Mexicanos
4.875% due 03/15/2015		400	423
Teva Pharmaceutical Finance III LLC
0.704% due 12/19/2011		1,000	1,004

			11,864
UTILITIES 0.5%
BP Capital Markets PLC
0.442% due 04/11/2011		100	100
2.750% due 02/27/2012		200	203
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	233
Columbus Southern Power Co.
0.702% due 03/16/2012		500	502
Duke Energy Carolinas LLC
5.625% due 11/30/2012		500	542
6.250% due 01/15/2012		540	570
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,100	2,307
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		280	310
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		500	541

			5,308
Total Corporate Bonds & Notes (Cost $165,473)			167,763

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Amgen, Inc.
0.125% due 02/01/2011		2,500	2,509
Medtronic, Inc.
1.500% due 04/15/2011		2,700	2,714

Total Convertible Bonds & Notes (Cost $5,198)			5,223

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
0.251% due 07/26/2012 (e)		42,000	41,993
8.000% due 07/25/2026		4,400	4,398
NCUA Guaranteed Notes
0.821% due 12/08/2020		2,100	2,093
Small Business Administration
4.840% due 05/01/2025		895	952
5.310% due 05/01/2027		705	757
5.820% due 06/01/2026		959	1,051
6.770% due 11/01/2028		903	1,013

Total U.S. Government Agencies (Cost $52,271)			52,257

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Notes
0.500% due 11/30/2012 (e)		10,400	10,388
0.500% due 10/15/2013 (e)		20,200	19,978

Total U.S. Treasury Obligations (Cost $30,585)			30,366

MORTGAGE-BACKED SECURITIES 4.4%
Arkle Master Issuer PLC
0.374% due 02/17/2052		2,000	1,981
Banc of America Funding Corp.
5.531% due 05/20/2036		2,700	2,194
Bear Stearns Adjustable Rate Mortgage Trust
2.614% due 04/25/2034		1,911	1,812
Bear Stearns Structured Products, Inc.
2.360% due 01/26/2036		323	212
Chase Mortgage Finance Corp.
3.068% due 02/25/2037		1,125	1,022
Citigroup Mortgage Loan Trust, Inc.
2.680% due 12/25/2035		1,721	1,657
4.900% due 12/25/2035		1,674	1,588
Countrywide Home Loan Mortgage Pass-Through Trust
3.025% due 11/20/2034		2,212	1,889
Credit Suisse First Boston Mortgage Securities Corp.
2.740% due 04/25/2034		254	248
Credit Suisse Mortgage Capital Certificates
0.330% due 02/15/2022		838	794
First Horizon Alternative Mortgage Securities
2.615% due 04/25/2035		1,697	1,465

GS Mortgage Securities Corp. II
4.592% due 08/10/2043		1,400	1,416
Harborview Mortgage Loan Trust
0.571% due 11/19/2035		2,578	1,775
0.601% due 06/20/2035		1,799	1,493
JPMorgan Mortgage Trust
5.388% due 07/25/2035		2,333	2,324
MASTR Adjustable Rate Mortgages Trust
2.899% due 11/21/2034		1,500	1,407
MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035		278	254
2.329% due 12/25/2034		278	266
4.250% due 10/25/2035		324	279
Morgan Stanley Capital I
5.610% due 04/15/2049		2,200	2,255
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,045
Permanent Master Issuer PLC
0.369% due 10/15/2033		7,400	7,295
0.399% due 07/15/2033		2,000	1,949
Vornado DP LLC
2.970% due 09/13/2028		1,959	1,934
WaMu Mortgage Pass-Through Certificates
1.398% due 01/25/2046		2,642	2,201
Wells Fargo Mortgage-Backed Securities Trust
2.879% due 03/25/2035		1,621	1,567
4.967% due 12/25/2034		236	231
5.000% due 03/25/2036		231	222

Total Mortgage-Backed Securities (Cost $42,949)			43,775

ASSET-BACKED SECURITIES 2.3%
AMMC CDO
0.512% due 05/03/2018		1,500	1,411
BA Credit Card Trust
0.280% due 03/15/2014		500	499
0.290% due 11/15/2013		560	560
Callidus Debt Partners Fund Ltd.
0.549% due 04/17/2020		498	461
Chase Issuance Trust
0.280% due 03/15/2013		500	500
EFS Volunteer LLC
1.138% due 10/26/2026		1,911	1,910
Gallatin Funding Ltd.
0.536% due 08/15/2017		1,000	926
Gulf Stream Compass CLO Ltd.
0.649% due 07/15/2016		430	410
Harbourmaster CLO Ltd.
1.286% due 06/15/2020	EUR	1,975	2,454
HSBC Home Equity Loan Trust
5.910% due 03/20/2036		$424	427
Navigare Funding CLO Ltd.
0.544% due 05/20/2019		2,500	2,306
Nelnet Student Loan Trust
1.068% due 07/27/2048		4,928	4,924
SLC Student Loan Trust
0.302% due 03/15/2018		110	110
SLM Student Loan Trust
0.288% due 07/25/2017		870	863
0.788% due 10/25/2017		1,000	1,002
1.788% due 04/25/2023		252	261
2.180% due 08/15/2016		1,297	1,297
Structured Asset Investment Loan Trust
0.311% due 07/25/2036		4	4
Venture CDO Ltd.
0.519% due 01/20/2022		3,400	2,986

Total Asset-Backed Securities (Cost $23,402)			23,311

SOVEREIGN ISSUES 0.5%
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,627
8.125% due 01/21/2014		500	573
Korea Development Bank
4.375% due 08/10/2015		400	412
8.000% due 01/23/2014		500	571
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,516

Total Sovereign Issues (Cost $4,672)			4,699

SHORT-TERM INSTRUMENTS 69.5%
CORPORATE BONDS & NOTES 0.8%
Banco Santander Brasil S.A.
2.596% due 12/29/2011		5,300	5,166
Pacific Gas & Electric Co.
0.869% due 10/11/2011		300	300
WM Wrigley Jr. Co.
1.678% due 06/28/2011		2,000	2,001

			7,467

REPURCHASE AGREEMENTS 39.5%
Banc of America Securities LLC
0.260% due 01/03/2011		116,100	116,100
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $120,211. Repurchase proceeds are $116,101.)
0.280% due 01/03/2011		78,400	78,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 1.000% - 2.375% due 12/31/2011 - 08/31/2014 valued at $80,165. Repurchase proceeds are $78,401.)
Barclays Capital, Inc.
0.250% due 01/03/2011		41,000	41,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.375% - 4.625% due 02/15/2040 - 05/15/2040 valued at $47,472. Repurchase proceeds are $41,500.)
0.250% due 01/03/2011		8,900	8,900
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.500% due 06/30/2017 valued at $9,121. Repurchase proceeds are $8,900.)
BNP Paribas Securities Corp.
0.180% due 01/03/2011		20,500	20,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 0.500% due 04/15/2015 valued at $21,004. Repurchase proceeds are $20,500.)
Credit Suisse Securities (USA) LLC
0.280% due 01/03/2011		20,500	20,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $20,990. Repurchase proceeds are $20,500.)
Deutsche Bank Securities, Inc.
0.200% due 01/03/2011		20,500	20,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $20,989. Repurchase proceeds are $20,500.)
J.P. Morgan Securities, Inc.
0.170% due 01/13/2011		4,000	4,000
(Dated 12/14/2010. Collateralized by U.S. Treasury Bonds 8.000% due 11/15/2021 valued at $4,147. Repurchase proceeds are $4,000.)
0.200% due 01/03/2011		20,500	20,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 07/31/2017 valued at $20,964. Repurchase proceeds are $20,500.)
0.280% due 01/03/2011		32,400	32,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $33,328. Repurchase proceeds are $32,400.)
RBS Securities, Inc.
0.250% due 01/03/2011		20,500	20,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 5.000% due 05/15/2037 valued at $21,113. Repurchase proceeds are $20,500.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		9,252	9,252
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $9,443. Repurchase proceeds are $9,252.)

			392,552

U.S. TREASURY BILLS 5.0%
0.184% due 01/13/2011 - 06/16/2011 (a)(c)(e)		50,111	50,080

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.2%
		24,025,780	240,642

Total Short-Term Instruments (Cost $690,785)			690,741

PURCHASED OPTIONS (g) 0.1% (Cost $2,522)			856
Total Investments 102.6% (Cost $1,017,857)			$1,018,991
Written Options (h) (0.2%) (Premiums $3,862)			(2,390)
Other Assets and Liabilities (Net) (2.4%)			(23,125)

Net Assets 100.0%			$993,476

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $580 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $29,830 at a weighted average interest rate of 0.026%. On December 31, 2010, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $2,424 and cash of $138 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2011	94	$1
90-Day Eurodollar March Futures	Long	03/2011	130	9
Aluminum January Futures	Long	01/2011	106	524
Euro-Mill Wheat November Futures	Long	11/2011	1,503	3,163
Lead January Futures	Short	01/2011	102	(974)
Nickel February Futures	Long	02/2011	42	(65)
Red Spring Wheat December Futures	Long	12/2011	100	223
Red Spring Wheat March Futures	Long	03/2011	398	1,848
Wheat December Futures	Short	12/2011	219	(302)
Wheat July Futures	Short	07/2011	427	(610)
Wheat March Futures	Long	03/2011	500	775
Wheat March Futures	Short	03/2011	898	(2,720)
Zinc February Futures	Short	02/2011	109	(490)

				$1,382

(f)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	0.972%	$1,800	$(1)	$6	$(7)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.583%	2,000	42	(4)	46

							$41	$2	$39

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	BOA	0.250%	12/20/2015	1.062%	$4,700	$(179)	$(125)	$(54)
France Government Bond	CITI	0.250%	12/20/2015	1.062%	500	(19)	(14)	(5)
France Government Bond	JPM	0.250%	12/20/2015	1.062%	4,200	(159)	(84)	(75)
France Government Bond	RBS	0.250%	12/20/2015	1.062%	1,000	(38)	(19)	(19)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.691%	200	3	4	(1)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.691%	2,100	31	45	(14)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.691%	400	6	9	(3)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%	1,500	(4)	(19)	15
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.525%	1,000	(23)	(32)	9
Republic of Italy Government Bond	DUB	1.000%	12/20/2015	2.372%	1,400	(84)	(49)	(35)
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.715%	3,300	46	77	(31)

						$(420)	$(207)	$(213)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	$15,900	$117	$103	$14

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the r ecovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB	GBP	300	$(3)	$0	$(3)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC	BRL	19,500	(50)	(12)	(38)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		8,000	64	61	3
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		160,000	28	(8)	36

							$39	$41	$(2)

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/ Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn March Futures	$(515.200)	02/24/2011	MSC	630	$(717)	$0	$(717)
Receive	CBOT Denatured Fuel Ethanol April Futures	1.930	03/31/2011	MSC	1,764	694	0	694
Pay	CBOT Soybean July Futures	(1,295.250)	06/24/2011	DUB	2,000	(2,319)	0	(2,319)
Receive	CBOT Soybean Meal July Futures	340.000	06/24/2011	DUB	44	1,527	0	1,527
Receive	CBOT Soybean Oil July Futures	55.500	06/24/2011	DUB	21,600	715	0	715
Pay	CMX Copper March Futures	(411.350)	02/28/2011	CSFB	7,175	(2,391)	0	(2,391)
Pay	CMX Copper March Futures	(415.900)	02/28/2011	CSFB	6,900	(1,986)	0	(1,986)
Pay	ICE Brent Crude June Futures	(91.020)	05/17/2012	GSC	130	(443)	0	(443)
Pay	ICE Brent Crude June Futures	(91.140)	05/17/2012	GSC	50	(165)	0	(165)
Receive	ICE Brent Crude June Futures	93.800	05/17/2012	GSC	50	34	0	34
Receive	LME Copper December Futures	7,372.000	12/19/2011	DUB	1	2,389	0	2,389
Receive	LME Copper December Futures	7,451.000	12/19/2011	DUB	4	6,988	0	6,988
Pay	LME Copper February Futures	(8,965.500)	02/14/2011	DUB	5	(3,160)	0	(3,160)
Receive	LME Copper March Futures	9,011.720	03/14/2011	CSFB	3	1,960	0	1,960
Receive	LME Copper March Futures	9,113.670	03/14/2011	CSFB	3	1,566	0	1,566
Receive	LME Lead August Futures	2,218.850	08/15/2011	JPM	1	388	0	388
Receive	LME Lead December Futures	2,304.000	12/19/2011	JPM	1	256	0	256
Receive	LME Lead December Futures	2,320.000	12/19/2011	JPM	3	472	0	472
Receive	LME Lead January Futures	23.900	01/16/2012	JPM	0	17	0	17
Receive	LME Lead January Futures	2,225.000	01/16/2012	CSFB	3	930	0	930
Receive	LME Lead January Futures	2,246.000	01/16/2012	CITI	5	1,284	153	1,131
Pay	NYMEX WTI Crude June Futures	(93.000)	05/23/2012	GSC	50	(48)	0	(48)
Receive	NYMEX WTI Crude June Futures	89.300	05/23/2012	GSC	130	599	0	599
Receive	NYMEX WTI Crude June Futures	89.500	05/23/2012	GSC	50	221	0	221

						$8,811	$153	$8,658

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	19,793	3-Month USD-LIBOR plus a specified spread	$117,680	01/27/2011	BCLY	$843
Pay (7)	SPGCILP Index	47,168	0.000%	0	01/27/2011	CITI	(105)
Receive	CSIXTR Index	73,611	3-Month USD-LIBOR plus a specified spread	437,650	01/27/2011	CSFB	3,141
Pay (7)	SPGCILP Index	31,602	0.000%	0	01/27/2011	CSFB	(70)
Receive	CSIXTR Index	33,673	3-Month USD-LIBOR plus a specified spread	200,200	01/27/2011	GSC	1,435
Receive	CSIXTR Index	37,905	3-Month USD-LIBOR plus a specified spread	225,360	01/27/2011	JPM	1,616
Receive	DJUBSF1T Index	310,650	3-Month USD-LIBOR plus a specified spread	178,780	01/27/2011	JPM	1,947
Receive	DJUBSF3T Index	113,041	3-Month USD-LIBOR plus a specified spread	75,430	01/27/2011	JPM	848
Pay	DJUBSTR Index	788,004	3-Month USD-LIBOR plus a specified spread	254,360	01/27/2011	JPM	(2,745)
Pay (7)	SPGCILP Index	48,583	0.000%	0	01/27/2011	JPM	(108)
Pay	DJUBHGTR Index	34,593	3-Month USD-LIBOR plus a specified spread	32,280	01/27/2011	MSC	(1,014)
Receive	MOTC3112 Index	5,642	3-Month USD-LIBOR plus a specified spread	32,125	01/27/2011	MSC	688

							$6,476

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	CBOT Corn March Futures	$0.152	02/18/2011	DUB	$3,900	$21	$0	$21
Pay	London Gold Market Fixing Ltd. PM	0.050	02/11/2011	DUB	6,400	111	0	111
Pay	London Gold Market Fixing Ltd. PM	0.066	03/08/2011	GSC	7,000	268	0	268
Pay	London Gold Market Fixing Ltd. PM	0.063	03/14/2011	DUB	4,000	84	0	84
Pay	London Gold Market Fixing Ltd. PM	0.081	07/07/2011	GSC	13,000	604	0	604
Pay	NYMEX Natural Gas February Futures	0.204	01/26/2011	SOG	1,700	25	0	25
Pay	NYMEX Natural Gas February Futures	0.207	01/26/2011	SOG	2,700	75	0	75

							$0	$1,188

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(g)	Purchased options outstanding on December 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$109.000	12/31/2011	336	$995	$688

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - CBOT U.S. Oil Fund LP	$33.000	01/22/2011	$500	$562	$33
Put - OTC U.S. Oil Fund LP	30.000	04/15/2011	500	965	135

				$1,527	$168

(h)	Written options outstanding on December 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX WTI Crude December Futures	$300.000	12/31/2011	336	$1,129	$836
Put - OTC NYMEX WTI Crude February Futures	77.500	01/14/2011	217	573	5
Put - OTC NYMEX WTI Crude May Futures	72.000	04/14/2011	217	1,050	134

				$2,752	$975

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	219	$103	$125
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	219	140	92

				$243	$217

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$1,600	$11	$22
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	100	1	1
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	32,300	260	438
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	35	50
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	11,000	113	139
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	45	50
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	7	8
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	44	51

							$516	$759

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	03/16/2011		$900	$2	$2
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.300%	03/16/2011		900	2	1
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011		1,500	5	5
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011		1,500	7	5
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		900	1	1
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	03/16/2011		2,000	4	4
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.300%	03/16/2011		2,000	7	2
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		400	2	0
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	06/15/2011		800	4	3
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	800	3	1
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		400	3	0
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		1,800	6	1

							$46	$25

Straddle Options

Description	Counterparty	Exercise Price (9)	Expiration Date	Notional Amount	Premium (9)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$4,000	$21	$33
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	3,100	16	25
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	6,600	73	111
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	7,800	85	131

					$195	$300

(9)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor -OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] -Inflation Adjustment) or 0	09/29/2020	$900	$12	$9
Floor -OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,000	98	105

						$110	$114

(i)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,768	03/2011	CITI	$40	$0	$40
Buy	CAD	4,082	02/2011	DUB	49	0	49
Buy	CNY	26,335	11/2011	JPM	26	0	26
Buy	EUR	1,275	01/2011	BCLY	8	0	8
Buy		8,856	01/2011	CITI	0	(294)	(294)
Sell		9,405	01/2011	CITI	190	0	190
Sell		6,046	01/2011	CSFB	0	(87)	(87)
Buy		2,247	01/2011	DUB	0	(121)	(121)
Buy		1,910	01/2011	GSC	0	(108)	(108)
Buy		1,000	01/2011	RBS	25	0	25
Sell		2,448	01/2011	RBS	0	(33)	(33)
Buy	INR	191,546	03/2011	BCLY	56	0	56
Buy		4,147	03/2011	BOA	4	0	4
Buy		57,434	03/2011	CITI	14	(1)	13
Buy		59,258	03/2011	DUB	14	(1)	13
Buy		42,831	03/2011	JPM	28	0	28
Buy		4,079	03/2011	UBS	0	0	0
Buy	KRW	2,047,500	05/2011	CITI	10	0	10
Buy		3,523,150	05/2011	DUB	14	0	14
Buy		1,365,840	05/2011	UBS	7	0	7
Buy	MXN	40,584	02/2011	RBS	25	0	25
Buy	SGD	1,240	02/2011	BCLY	17	0	17
Buy		1,368	02/2011	CITI	19	0	19
Buy		370	02/2011	UBS	5	0	5

					$551	$(645)	$(94)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$150,591	$0	$150,591
Industrials	0	11,333	531	11,864
Utilities	0	5,308	0	5,308
Convertible Bonds & Notes
Industrials	0	5,223	0	5,223
U.S. Government Agencies	0	45,766	6,491	52,257
U.S. Treasury Obligations	0	30,366	0	30,366
Mortgage-Backed Securities	0	43,775	0	43,775
Asset-Backed Securities	0	14,810	8,501	23,311
Sovereign Issues	0	4,699	0	4,699
Short-Term Instruments
Corporate Bonds & Notes	0	2,301	5,166	7,467
Repurchase Agreements	0	392,552	0	392,552
U.S. Treasury Bills	0	50,080	0	50,080
PIMCO Short-Term Floating NAV Portfolio	240,642	0	0	240,642
Purchased Options
Other Contracts	168	0	688	856

	$240,810	$756,804	$21,377	$1,018,991
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	84	0	84
Foreign Exchange Contracts	0	551	0	551
Interest Rate Contracts	10	39	0	49
Other Contracts	6,533	31,593	0	38,126

	$6,543	$32,267	$0	$38,810
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(269)	0	(269)
Foreign Exchange Contracts	0	(645)	0	(645)
Interest Rate Contracts	0	(1,017)	(414)	(1,431)
Other Contracts	(5,161)	(15,271)	(975)	(21,407)

	$(5,161)	$(17,202)	$(1,389)	$(23,752)

Totals	$242,192	$771,869	$19,988	$1,034,049

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$500	$0	$0	$0	$31	$0	$0	$531	$31
U.S. Government Agencies	0	6,498	0	0	0	(7)	0	0	6,491	(7)
Asset-Backed Securities	0	8,609	(41)	34	2	(103)	0	0	8,501	(103)
Short-Term Instruments
Corporate Bonds & Notes	0	5,166	0	0	0	0	0	0	5,166	0
Purchased Options
Other	0	995	0	0	0	(307)	0	0	688	(307)

	$0	$21,768	$(41)	$34	$2	$(386)	$0	$0	$21,377	$(386)
Financial Derivative Instruments (7) -Liabilities
Interest Rate Contracts	0	0	(305)	0	0	(109)	0	0	(414)	(109)
Other Contracts	0	0	(2,752)	0	0	1,777	0	0	(975)	1,777

	$0	$0	$(3,057)	$0	$0	$1,668	$0	$0	$(1,389)	$1,668

Totals	$0	$21,768	$(3,098)	$34	$2	$1,282	$0	$0	$19,988	$1,282

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Charter Communications, Inc.
3.560% due 09/06/2016		$2,000	$1,978
CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,064
Ford Motor Co.
3.020% due 12/15/2013		2,964	2,957
3.040% due 12/15/2013		6,191	6,175
HCA, Inc.
1.553% due 11/17/2012		2,000	1,973
2.553% due 11/17/2013		1,000	991
Kabel Deutschland Holding AG
4.500% due 12/20/2016	EUR	4,900	6,589
NRG Energy, Inc.
2.053% due 02/01/2013		$1,600	1,593
Syniverse Holdings, Inc.
5.250% due 12/31/2017		1,000	1,014
Urbi, Desarrolos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		5,000	4,986
Vodafone Group PLC
6.875% due 08/11/2015		9,500	9,374

Total Bank Loan Obligations (Cost $40,497)			40,694

CORPORATE BONDS & NOTES 7.9%
BANKING & FINANCE 6.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	849
7.700% due 08/07/2013		3,300	3,670
8.700% due 08/07/2018		17,800	22,071
Ally Financial, Inc.
1.750% due 10/30/2012		1,200	1,222
5.375% due 06/06/2011		21,862	22,108
5.375% due 06/06/2011	EUR	2,300	3,120
6.000% due 12/15/2011		$24,019	24,711
6.750% due 12/01/2014		1,000	1,049
6.875% due 09/15/2011		10,400	10,738
7.000% due 02/01/2012		15,400	16,093
7.250% due 03/02/2011		5,000	5,050
7.500% due 09/15/2020		19,000	20,021
American Express Bank FSB
0.391% due 05/29/2012		300	299
0.412% due 06/12/2012		1,750	1,742
5.550% due 10/17/2012		500	535
American Express Credit Corp.
5.875% due 05/02/2013		2,800	3,047
7.300% due 08/20/2013		1,570	1,770
American International Group, Inc.
1.179% due 04/26/2011	EUR	1,500	1,992
3.650% due 01/15/2014		$1,800	1,833
4.000% due 09/20/2011	EUR	200	267
4.950% due 03/20/2012		$1,150	1,189
5.850% due 01/16/2018		22,700	23,474
8.175% due 05/15/2068		24,000	25,735
8.250% due 08/15/2018		12,500	14,443
ANZ National International Ltd.
0.724% due 08/19/2014		30,000	30,240
6.200% due 07/19/2013		28,200	31,066
Banco do Brasil S.A.
4.500% due 01/22/2015		18,050	18,862
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	102
Banco Santander Brasil S.A.
4.500% due 04/06/2015		21,000	21,526
Banco Santander Chile
1.539% due 04/20/2012		31,500	31,500
Bank of America Corp.
0.845% due 06/11/2012	GBP	3,800	5,779
1.264% due 06/28/2011	EUR	3,000	3,980
5.375% due 06/15/2014		$15,000	15,781
7.375% due 05/15/2014		8,400	9,344
Barclays Bank PLC
6.050% due 12/04/2017		41,600	42,733
7.434% due 09/29/2049		8,600	8,493
10.179% due 06/12/2021		22,940	28,615
BPCE S.A.
2.375% due 10/04/2013		11,400	11,373
Caelus Re Ltd.
6.544% due 06/07/2011		3,900	3,920
Citigroup Capital XXI
8.300% due 12/21/2077		7,600	7,942
Citigroup Funding, Inc.
1.875% due 10/22/2012		2,700	2,755
Citigroup, Inc.
0.428% due 03/07/2014		7,100	6,826
0.566% due 11/05/2014		1,113	1,059
2.286% due 08/13/2013		5,448	5,544
5.250% due 02/27/2012		10,413	10,857
5.500% due 04/11/2013		21,000	22,373
6.000% due 12/13/2013		6,491	7,098
6.125% due 05/15/2018		7,200	7,900
Commonwealth Bank of Australia
0.803% due 06/25/2014		52,000	52,283
Countrywide Financial Corp.
5.800% due 06/07/2012		15,500	16,313
Credit Agricole S.A.
0.636% due 02/02/2012		3,000	2,990
Daimler International Finance BV
1.238% due 01/27/2012		4,400	4,401
Danske Bank A/S
5.914% due 12/29/2049		3,000	2,808
Dexia Credit Local S.A.
0.703% due 03/05/2013		48,300	48,170
FCE Bank PLC
7.125% due 01/16/2012	EUR	200	275
7.125% due 01/15/2013		500	700
7.875% due 02/15/2011	GBP	3,000	4,712
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		$14,800	14,949
5.552% due 06/15/2011		2,000	2,033
7.000% due 10/01/2013		12,300	13,195
7.250% due 10/25/2011		35,025	36,207
7.375% due 02/01/2011		7,800	7,823
7.500% due 08/01/2012		9,700	10,317
7.800% due 06/01/2012		19,400	20,632
8.000% due 06/01/2014		6,297	6,943
8.700% due 10/01/2014		11,510	12,973
9.875% due 08/10/2011		4,670	4,862
Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,197
General Electric Capital Corp.
0.304% due 09/20/2013		3,000	2,897
1.184% due 05/22/2013		3,920	3,936
5.500% due 09/15/2067	EUR	29,800	34,645
6.500% due 09/15/2067	GBP	2,600	3,766
GIE PSA Tresorerie
5.875% due 09/27/2011	EUR	3,500	4,778
Goldman Sachs Group, Inc.
0.753% due 03/22/2016		$1,200	1,135
1.347% due 02/04/2013	EUR	1,900	2,470
5.300% due 02/14/2012		$5,000	5,233
5.375% due 02/15/2013	EUR	5,500	7,720
Green Valley Ltd.
4.572% due 01/10/2011		5,400	7,204
HBOS PLC
6.750% due 05/21/2018		$14,500	13,596
Hutchison Whampoa Finance CI Ltd.
7.450% due 08/01/2017		3,200	3,766
ICICI Bank Ltd.
5.000% due 01/15/2016		500	502
5.500% due 03/25/2015		500	521
ING Bank NV
1.103% due 03/30/2012		900	897
1.609% due 10/18/2013		11,000	10,994
International Lease Finance Corp.
0.633% due 07/01/2011		500	492
5.300% due 05/01/2012		4,000	4,065
5.350% due 03/01/2012		23,000	23,316
5.625% due 09/20/2013		7,700	7,777
5.750% due 06/15/2011		2,800	2,828
6.375% due 03/25/2013		8,300	8,549
6.500% due 09/01/2014		8,500	9,053
6.625% due 11/15/2013		9,700	9,955
6.750% due 09/01/2016		13,600	14,586
7.125% due 09/01/2018		22,200	23,698
LBG Capital No.1 PLC
7.625% due 10/14/2020	EUR	500	585
LBG Capital No.2 PLC
6.385% due 05/12/2020		5,100	5,554
LeasePlan Corp. NV
3.000% due 05/07/2012		$14,500	14,902
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	2,100,000	4,397
6.875% due 05/02/2018 (a)		$27,869	7,037
7.500% due 05/11/2038 (a)		5,000	3
Lloyds TSB Bank PLC
12.000% due 12/29/2049		21,200	23,167
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012		300	297
1.314% due 06/29/2012	EUR	200	260
1.325% due 08/09/2013		5,000	6,371
1.372% due 03/22/2011		5,500	7,332
1.764% due 09/27/2012		7,200	9,332
5.450% due 02/05/2013		$12,255	12,933
6.050% due 08/15/2012		3,000	3,178
Metropolitan Life Global Funding I
1.427% due 09/17/2012		67,000	68,104
Morgan Stanley
0.539% due 01/09/2012		1,800	1,799
0.589% due 01/09/2014		3,100	2,993
1.331% due 11/29/2013	EUR	1,000	1,275
1.357% due 03/01/2013		35,921	45,948
2.786% due 05/14/2013		$49,900	51,746
National Australia Bank Ltd.
0.770% due 01/08/2013		4,700	4,706
3.750% due 03/02/2015		25,000	25,880
5.350% due 06/12/2013		27,100	29,369
New York Life Global Funding
1.144% due 12/20/2013	EUR	2,950	3,847
4.650% due 05/09/2013		$500	538
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		31,200	32,604
Pacific Life Global Funding
5.150% due 04/15/2013		9,200	9,841
Pricoa Global Funding I
0.388% due 01/30/2012		5,100	5,072
0.503% due 09/27/2013		3,400	3,351
Prudential Financial, Inc.
3.090% due 06/10/2013		36,200	36,317

QNB Finance Ltd.
3.125% due 11/16/2015		1,000	980
Royal Bank of Scotland Group PLC
0.569% due 10/14/2016		1,000	826
2.625% due 05/11/2012		16,700	17,101
2.704% due 08/23/2013		23,500	23,880
3.000% due 12/09/2011		16,800	17,154
Royal Bank Of Scotland NV
1.002% due 03/09/2015		1,000	829
RZD Capital Ltd.
5.739% due 04/03/2017		3,500	3,650
Santander U.S. Debt S.A. Unipersonal
1.103% due 03/30/2012		31,100	30,750
Sberbank Via SB Capital S.A.
5.499% due 07/07/2015		1,000	1,026
SLM Corp.
0.502% due 03/15/2011		5,000	4,982
0.518% due 10/25/2011		2,175	2,145
1.715% due 10/01/2014		560	472
1.715% due 11/01/2016		700	519
3.125% due 09/17/2012	EUR	500	652
5.000% due 10/01/2013		$5,000	5,016
5.050% due 11/14/2014		3,100	2,965
5.375% due 05/15/2014		1,000	1,006
Stone Street Trust
5.902% due 12/15/2015		1,600	1,661
Svenska Handelsbanken AB
1.302% due 09/14/2012		25,000	25,096
TNK-BP Finance S.A.
6.250% due 02/02/2015		500	533
7.875% due 03/13/2018		1,300	1,480
Vita Capital III Ltd.
1.390% due 01/01/2011		300	300
1.423% due 01/01/2012		8,000	7,946
Wells Fargo & Co.
7.980% due 03/29/2049		11,800	12,508
Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	15,062
Western Corporate Federal Credit Union
1.750% due 11/02/2012		700	713
Westpac Banking Corp.
2.700% due 12/09/2014		12,400	12,513

			1,625,361

INDUSTRIALS 0.9%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,751
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,567
Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,089
Con-way, Inc.
7.250% due 01/15/2018		10,000	10,804
CSC Holdings LLC
7.625% due 04/01/2011		8,250	8,374
DISH DBS Corp.
6.375% due 10/01/2011		15,214	15,708
7.000% due 10/01/2013		5,000	5,362
DR Horton, Inc.
5.625% due 01/15/2016		5,000	4,975
6.500% due 04/15/2016		4,000	4,130
Ecopetrol S.A.
7.625% due 07/23/2019		1,200	1,392
El Paso Corp.
7.000% due 06/15/2017		1,500	1,590
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		1,500	1,534
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		5,600	5,768
6.510% due 03/07/2022		1,500	1,534
7.343% due 04/11/2013		4,600	5,014
8.146% due 04/11/2018		7,000	8,137
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,500	2,519
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,000	1,105
Harvest Operations Corp.
6.875% due 10/01/2017		3,900	4,036
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,000	2,407
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,000	1,030
Lennar Corp.
5.500% due 09/01/2014		1,200	1,188
5.600% due 05/31/2015		3,000	2,910
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,135
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		1,500	1,556
7.450% due 07/15/2017		2,000	2,210
Masco Corp.
5.875% due 07/15/2012		2,145	2,249
MGM Resorts International
9.000% due 03/15/2020		1,800	1,989
New York Times Co.
5.000% due 03/15/2015		1,000	978
Noble Group Ltd.
4.875% due 08/05/2015		11,500	11,867
6.625% due 03/17/2015		800	817
6.750% due 01/29/2020		5,500	6,102
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,237
Petrobras International Finance Co.
5.875% due 03/01/2018		1,500	1,605
6.875% due 01/20/2040		1,500	1,583
7.875% due 03/15/2019		1,000	1,187
8.375% due 12/10/2018		2,000	2,443
Petroleos Mexicanos
5.500% due 01/21/2021		13,300	13,533
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	478
Rexam PLC
6.750% due 06/01/2013		12,800	13,965
Seagate Technology HDD Holdings
6.375% due 10/01/2011		4,000	4,125
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,500	1,484
Southwest Airlines Co.
5.125% due 03/01/2017		3,000	3,015
Steel Dynamics, Inc.
7.375% due 11/01/2012		8,400	8,904
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,846
Vale Overseas Ltd.
4.625% due 09/15/2020		3,000	2,985
8.250% due 01/17/2034		4,000	4,995

			197,212

UTILITIES 0.2%
BP Capital Markets PLC
0.442% due 04/11/2011		2,800	2,801
2.750% due 02/27/2012		1,700	1,721
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,589
Consolidated Natural Gas Co.
5.000% due 03/01/2014		5,000	5,368
El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,600	3,703
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	955
4.750% due 02/16/2021		500	479
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,000	2,008
Sprint Capital Corp.
7.625% due 01/30/2011		27,155	27,257
Verizon Wireless Capital LLC
3.750% due 05/20/2011		2,500	2,531

			48,412

Total Corporate Bonds & Notes (Cost $1,843,204)			1,870,985

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Boston Properties LP
2.875% due 02/15/2037		2,600	2,652
National City Corp.
4.000% due 02/01/2011		550	553

			3,205

INDUSTRIALS 0.1%
Amgen, Inc.
0.125% due 02/01/2011		16,550	16,612
Host Hotels & Resorts LP
2.625% due 04/15/2027		4,000	3,980
Medtronic, Inc.
1.500% due 04/15/2011		5,900	5,930

			26,522

Total Convertible Bonds & Notes (Cost $29,449)			29,727

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	195
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	424
5.750% due 06/01/2047		1,900	1,282
Los Angeles, California Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027		4,000	4,031
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039		6,300	5,947
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	4,967
University of California Regents Medical Center Revenue Bonds, Series 2009 6.583% due 05/15/2049		15,000	14,679

			31,525

NEW JERSEY 0.0%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,350	2,468

OHIO 0.1%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,526
5.875% due 06/01/2047		16,000	10,550
6.000% due 06/01/2042		300	205

			12,281

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	2,138

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,155

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,453

WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		10,525	7,312

Total Municipal Bonds & Notes (Cost $70,436)			59,332

U.S. GOVERNMENT AGENCIES 7.7%
Fannie Mae
0.391% due 03/25/2036		1,061	988
0.706% due 02/25/2037		23,877	23,886
1.530% due 07/01/2044 - 10/01/2044		2,781	2,761
2.222% due 04/01/2033		682	710
2.790% due 05/01/2035		440	460
3.116% due 04/01/2035		229	239
3.500% due 05/01/2039 - 01/01/2041		349,378	334,126
4.000% due 02/01/2039 - 01/01/2041		636,085	633,674
4.378% due 08/01/2028		6	6
4.404% due 08/01/2025		9	10
4.417% due 09/01/2028		1	1
4.500% due 05/01/2023 - 08/01/2024		142,394	149,561
5.000% due 09/01/2017		3	3
5.378% due 09/01/2024		7	7
5.442% due 05/01/2036		191	201
5.500% due 12/01/2036 - 04/01/2037		80,691	86,417
5.950% due 02/25/2044		2,948	3,248
5.996% due 10/01/2023		6	7
6.000% due 03/09/2020		10,000	10,370
Freddie Mac
0.490% due 02/15/2019		18,273	18,301
0.530% due 01/15/2037		161	161
0.610% due 12/15/2030		12	12
0.660% due 11/15/2016 - 03/15/2017		553	553
2.474% due 01/01/2034		507	528
2.490% due 01/01/2034		16	17
2.755% due 06/01/2033		497	519
3.090% due 01/01/2034		843	882
4.000% due 11/01/2040 - 01/01/2041		213,003	211,742
5.000% due 01/15/2018 - 08/15/2020		3,937	4,132
5.250% due 08/15/2011		429	433
Ginnie Mae
0.561% due 01/16/2031		38	38
2.625% due 07/20/2035		60	62
2.750% due 12/20/2035		1,421	1,459
4.000% due 03/15/2039 - 02/01/2041		269,989	272,509
NCUA Guaranteed Notes
0.715% due 10/07/2020		16,111	16,091
0.821% due 12/08/2020		43,500	43,365
0.824% due 12/08/2020		15,000	14,981
Small Business Administration
5.902% due 02/10/2018		4,611	5,144

Total U.S. Government Agencies (Cost $1,846,686)			1,837,604

U.S. TREASURY OBLIGATIONS 85.9%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		247,101	254,765
1.250% due 04/15/2014		530,268	558,149
1.250% due 07/15/2020 (e)(h)		2,597,047	2,662,786
1.375% due 07/15/2018		101,719	107,337
1.375% due 01/15/2020		610,899	635,716
1.625% due 01/15/2015 (e)(h)		941,608	1,005,240
1.625% due 01/15/2018		482,431	516,842
1.750% due 01/15/2028		2,767	2,823
1.875% due 07/15/2013 (e)(g)(h)		1,465,528	1,563,879
1.875% due 07/15/2015 (e)(h)		1,267,737	1,374,900
1.875% due 07/15/2019		669,967	729,374
2.000% due 04/15/2012		333,265	345,632
2.000% due 01/15/2014 (e)(g)		1,408,792	1,513,791
2.000% due 07/15/2014 (e)(g)(h)		1,843,332	1,994,398
2.000% due 07/15/2014 (h)		392,533	424,702
2.000% due 01/15/2016		1,050,390	1,145,089
2.000% due 01/15/2026		4,187	4,457
2.125% due 01/15/2019		615,499	681,953
2.125% due 02/15/2040		15,179	16,125
2.375% due 04/15/2011 (g)		80,660	81,429
2.375% due 01/15/2017		524,612	585,270
2.375% due 01/15/2025		45,600	50,859
2.375% due 01/15/2027		4,555	5,074
2.500% due 07/15/2016		975	1,095
2.500% due 07/15/2016 (e)(g)(h)		1,505,976	1,692,106
2.500% due 01/15/2029		10,696	12,170
2.625% due 07/15/2017 (e)		1,155,295	1,316,225
3.000% due 07/15/2012		432,897	460,156
3.375% due 01/15/2012		127,670	133,545
3.500% due 01/15/2011		22,989	23,020
3.625% due 04/15/2028		25,963	33,596
3.875% due 04/15/2029		60,934	81,913
U.S. Treasury Notes
0.375% due 08/31/2012		243,092	242,693
0.500% due 11/30/2012		1,900	1,898
0.500% due 10/15/2013		196,000	193,841
0.625% due 06/30/2012		44,900	45,040

Total U.S. Treasury Obligations (Cost $20,333,998)			20,497,888

MORTGAGE-BACKED SECURITIES 2.7%
Adjustable Rate Mortgage Trust
2.996% due 09/25/2035		3,567	2,719
American Home Mortgage Assets
0.451% due 05/25/2046		446	264
1.248% due 11/25/2046		10,476	5,204
Arkle Master Issuer PLC
0.374% due 02/17/2052		400	396
1.434% due 05/17/2060		50,100	49,821
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	8,800	11,750
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$10,140	10,622
5.634% due 04/10/2049		2,300	2,387
5.658% due 06/10/2049		7,100	7,300
5.740% due 05/10/2045		9,700	10,632
5.742% due 02/10/2051		7,100	7,574
5.889% due 07/10/2044		600	642
Banc of America Funding Corp.
0.551% due 05/20/2035		519	312
5.893% due 01/20/2047		956	694
Banc of America Large Loan, Inc.
0.770% due 08/15/2029		336	313
5.641% due 02/17/2051		8,100	8,643
Banc of America Mortgage Securities, Inc.
2.945% due 07/25/2035		3,799	3,275
3.039% due 03/25/2035		1,512	1,347
6.500% due 09/25/2033		37	39
BCAP LLC Trust
0.431% due 01/25/2037		3,622	2,074
Bear Stearns Adjustable Rate Mortgage Trust
2.330% due 08/25/2035		3,877	3,722
2.430% due 08/25/2035		9,667	9,165
2.730% due 03/25/2035		18,219	17,393
2.752% due 05/25/2033		132	131
2.934% due 03/25/2035		4,162	3,991
3.138% due 01/25/2035		9,458	8,754
5.691% due 02/25/2036		1,205	861
Bear Stearns Alt-A Trust
0.421% due 02/25/2034		1,955	1,561
0.481% due 12/25/2046 (a)		52	1
2.703% due 09/25/2034		1,103	866
2.955% due 09/25/2035		994	762
Chase Mortgage Finance Corp.
5.373% due 03/25/2037		5,317	4,454
Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		914	978
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		1,036	980
2.510% due 08/25/2035		5,674	5,353
2.560% due 08/25/2035		6,345	5,720
2.630% due 10/25/2035		5,101	4,505
2.670% due 03/25/2036		657	569
2.820% due 12/25/2035		1,347	1,236
2.921% due 12/25/2035		963	599
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		2,300	2,366
5.886% due 11/15/2044		3,600	3,847
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		1,122	870
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		14,973	15,023
5.815% due 12/10/2049		3,680	3,965
Countrywide Alternative Loan Trust
0.441% due 02/20/2047		11,649	6,823
0.441% due 05/25/2047		4,765	2,775
0.456% due 12/20/2046		956	503
0.541% due 12/25/2035		642	457
1.328% due 12/25/2035		1,814	1,169

5.712% due 11/25/2035		1,231	775
5.750% due 03/25/2037		1,100	815
Countrywide Home Loan Mortgage Pass-Through Trust
0.581% due 03/25/2035		195	125
0.601% due 06/25/2035		4,454	3,847
5.104% due 10/20/2035		1,235	910
5.500% due 11/25/2035		1,176	1,100
5.500% due 04/25/2038		3,161	2,971
5.837% due 09/25/2047		2,770	2,062
Credit Suisse Mortgage Capital Certificates
0.330% due 02/15/2022		1,675	1,587
Deutsche ALT-A Securities, Inc.
0.361% due 10/25/2036		450	160
5.500% due 12/25/2035		1,496	1,127
Eurosail PLC
1.737% due 10/17/2040	EUR	8,786	10,856
Extended Stay America Trust
2.950% due 11/05/2027		$13,778	13,566
First Horizon Asset Securities, Inc.
5.000% due 10/25/2020		453	454
5.000% due 03/25/2035		868	871
Gracechurch Mortgage Financing PLC
0.364% due 11/20/2056		1,337	1,316
0.384% due 11/20/2056		3,800	3,715
Granite Master Issuer PLC
0.301% due 12/20/2054		11,320	10,539
0.311% due 12/20/2054		6,618	6,162
0.351% due 12/20/2054		2,918	2,716
Greenpoint Mortgage Funding Trust
0.341% due 10/25/2046		1,380	1,280
Greenwich Capital Commercial Funding Corp.
0.406% due 11/05/2021		1,335	1,282
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,379	2,527
GSR Mortgage Loan Trust
2.825% due 09/25/2035		17,233	16,529
5.317% due 11/25/2035		964	805
Harborview Mortgage Loan Trust
0.441% due 07/19/2046		13,547	8,366
0.481% due 05/19/2035		1,840	1,209
0.511% due 01/19/2036		4,225	2,741
5.518% due 08/19/2036		2,241	1,834
Homebanc Mortgage Trust
0.441% due 12/25/2036		1,264	955
5.801% due 04/25/2037		1,068	912
Indymac IMSC Mortgage Loan Trust
0.441% due 07/25/2047		5,535	2,821
Indymac Index Mortgage Loan Trust
0.451% due 09/25/2046		9,392	5,623
5.047% due 09/25/2035		1,076	902
5.231% due 06/25/2035		1,074	826
JPMorgan Chase Commercial Mortgage Securities Corp.
5.298% due 05/15/2047		2,300	2,342
5.336% due 05/15/2047		110	114
5.429% due 12/12/2043		9,790	10,392
5.440% due 06/12/2047		730	766
5.794% due 02/12/2051		9,500	10,134
JPMorgan Mortgage Trust
2.868% due 07/25/2034		698	641
5.195% due 06/25/2035		1,999	1,951
5.290% due 07/25/2035		952	889
5.388% due 07/25/2035		1,540	1,534
5.411% due 11/25/2035		1,869	1,764
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,750	3,944
5.430% due 02/15/2040		2,525	2,608
5.661% due 03/15/2039		9,810	10,554
5.866% due 09/15/2045		2,000	2,108
Luminent Mortgage Trust
0.431% due 12/25/2036		7,194	4,718
0.461% due 10/25/2046		2,489	1,659
MASTR Adjustable Rate Mortgages Trust
0.501% due 05/25/2037		1,054	542
Merrill Lynch Alternative Note Asset
0.561% due 03/25/2037		1,625	771
5.296% due 06/25/2037 (a)		1,373	789
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,300
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		1,460	1,130
2.995% due 05/25/2034		833	772
5.431% due 12/25/2035		879	795
Merrill Lynch Mortgage Trust
5.656% due 05/12/2039		10,170	10,974
5.722% due 06/12/2050		3,000	3,121
Merrill Lynch Mortgage-Backed Securities Trust
5.406% due 04/25/2037		5,633	4,170
MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035		5,968	5,448
Morgan Stanley Capital I
5.447% due 02/12/2044		3,470	3,607
5.610% due 04/15/2049		8,000	8,201
5.879% due 06/11/2049		11,335	12,156
Morgan Stanley Re-REMIC Trust
5.807% due 08/12/2045		3,300	3,534
5.807% due 08/15/2045		1,900	2,035
Opteum Mortgage Acceptance Corp.
0.521% due 07/25/2035		535	506
RBSCF Trust
5.305% due 01/16/2049		3,100	3,170
Residential Accredit Loans, Inc.
0.561% due 08/25/2035		2,610	1,759
3.449% due 08/25/2035		753	295
5.714% due 02/25/2036 (a)		968	518
Residential Asset Securitization Trust
0.711% due 12/25/2036 (a)		1,806	771
5.000% due 08/25/2019		891	885
6.250% due 10/25/2036 (a)		2,369	1,605
Residential Funding Mortgage Securities I
3.274% due 09/25/2035		3,827	2,798
6.500% due 03/25/2032		1,803	1,856
Securitized Asset Sales, Inc.
2.935% due 11/26/2023		77	75
Sequoia Mortgage Trust
2.604% due 01/20/2047		2,354	1,919
Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036		1,065	799
Structured Asset Mortgage Investments, Inc.
0.451% due 06/25/2036		983	646
0.481% due 05/25/2046		5,756	3,077
Structured Asset Securities Corp.
0.311% due 05/25/2036		52	51
2.856% due 10/25/2035		2,248	1,808
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046		763	753
0.381% due 10/25/2046		11,568	11,469
0.383% due 06/25/2037		21,910	21,585
Vornado DP LLC
4.004% due 09/13/2028		9,000	8,745
Wachovia Bank Commercial Mortgage Trust
0.351% due 09/15/2021		28,962	28,229
5.088% due 08/15/2041		10,935	11,605
5.418% due 01/15/2045		290	311
WaMu Mortgage Pass-Through Certificates
0.521% due 11/25/2045		4,180	3,539
1.068% due 01/25/2047		7,147	4,379
1.088% due 04/25/2047		10,387	6,975
1.138% due 12/25/2046		2,921	2,111
1.308% due 06/25/2046		466	356
1.328% due 08/25/2046		1,691	1,114
1.528% due 11/25/2042		466	415
1.828% due 11/25/2046		2,309	1,692
2.722% due 04/25/2035		3,200	2,690
2.770% due 09/25/2035		3,800	3,071
3.154% due 05/25/2046		328	239
3.154% due 07/25/2046		17,229	12,659
5.302% due 12/25/2036		10,198	7,847
5.721% due 02/25/2037		9,640	7,520
5.854% due 09/25/2036		4,856	3,813
Wells Fargo Mortgage-Backed Securities Trust
2.748% due 01/25/2035		1,482	1,355
2.831% due 07/25/2035		4,600	4,287
2.845% due 04/25/2036		2,626	2,497
2.884% due 09/25/2034		2,981	3,041
3.203% due 03/25/2036		492	438
3.287% due 04/25/2036		1,500	1,190
3.425% due 03/25/2036		1,077	958
5.645% due 04/25/2036		3,200	2,940

Total Mortgage-Backed Securities (Cost $628,445)			646,517

ASSET-BACKED SECURITIES 0.6%
Aames Mortgage Investment Trust
0.411% due 08/25/2035		46	46
ACE Securities Corp.
0.321% due 10/25/2036		60	21
Ally Auto Receivables Trust
1.320% due 03/15/2012		847	849
Ameriquest Mortgage Securities, Inc.
0.461% due 08/25/2035		835	808
AMMC CDO
0.512% due 05/03/2018		3,400	3,199
ARES CLO Funds
0.530% due 03/12/2018		20,677	19,471
Asset-Backed Funding Certificates
0.611% due 06/25/2034		8,608	7,050
Babson CLO Ltd.
0.536% due 11/10/2019		8,511	7,793
Ballyrock CDO Ltd.
0.814% due 11/20/2015		1,094	1,068
Bear Stearns Asset-Backed Securities Trust
0.311% due 11/25/2036		161	155
0.341% due 10/25/2036		284	267
0.591% due 01/25/2036		99	98
0.781% due 07/25/2035		1,455	1,402
1.261% due 10/25/2037		4,001	2,653
Carrington Mortgage Loan Trust
0.361% due 06/25/2037		3,453	3,132
Chase Issuance Trust
0.300% due 04/15/2013		1,000	1,000
Citigroup Mortgage Loan Trust, Inc.
0.341% due 01/25/2037		229	181
Clearwater Funding CBO
1.133% due 07/15/2013		509	487

Countrywide Asset-Backed Certificates
0.371% due 10/25/2046		193	191
0.661% due 07/25/2035		1,301	1,298
Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	8,000	9,615
Equity One ABS, Inc.
0.561% due 04/25/2034		$47	37
First Franklin Mortgage Loan Asset-Backed Certificates
0.311% due 11/25/2036		1,831	1,816
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	5,948	5,988
2.296% due 07/15/2014		13,600	13,650
Ford Credit Auto Owner Trust
1.680% due 06/15/2012		$3,357	3,368
GSAA Trust
0.561% due 03/25/2037		1,731	972
GSAMP Trust
0.331% due 10/25/2036		18	17
HSBC Home Equity Loan Trust
1.061% due 11/20/2036		1,029	1,029
HSI Asset Securitization Corp. Trust
0.311% due 10/25/2036		314	246
Illinois Student Assistance Commission
0.767% due 04/25/2017		17,000	16,973
Landmark CDO Ltd.
0.596% due 06/01/2017		5,914	5,548
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	12,666	16,864
Merrill Lynch Mortgage Investors, Inc.
0.331% due 07/25/2037		$208	206
Morgan Stanley ABS Capital I
0.301% due 10/25/2036		178	178
Morgan Stanley Home Equity Loan Trust
0.731% due 12/25/2034		1,400	1,307
Morgan Stanley IXIS Real Estate Capital Trust
0.311% due 11/25/2036		16	16
Morgan Stanley Mortgage Loan Trust
0.621% due 04/25/2037		1,604	799
Nationstar Home Equity Loan Trust
0.381% due 04/25/2037		240	235
Navigare Funding CLO Ltd.
0.544% due 05/20/2019		6,300	5,812
NYLIM Flatiron CLO Ltd.
0.619% due 10/20/2016		2,004	1,918
Olympic CLO Ltd.
0.716% due 05/15/2016		453	445
Option One Mortgage Loan Trust
0.661% due 02/25/2035		1,443	1,257
Park Place Securities, Inc.
0.521% due 09/25/2035		401	367
Popular ABS Mortgage Pass-Through Trust
0.691% due 06/25/2035		6,300	4,940
Premium Loan Trust Ltd.
0.668% due 10/25/2014		1,007	975
SLM Student Loan Trust
0.688% due 10/27/2014		77	77
Soundview Home Equity Loan Trust
0.321% due 11/25/2036		765	278
Structured Asset Investment Loan Trust
0.311% due 07/25/2036		39	39
Structured Asset Securities Corp.
0.311% due 10/25/2036		523	520
Wells Fargo Home Equity Trust
0.511% due 12/25/2035		4	4

Total Asset-Backed Securities (Cost $148,997)			146,665

SOVEREIGN ISSUES 1.3%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	33,000	32,598
3.000% due 09/20/2025		102,000	111,431
4.000% due 08/20/2020		51,100	84,615
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	55,023	32,559
Canada Housing Trust No. 1
2.450% due 12/15/2015	CAD	26,100	25,974
Export-Import Bank of Korea
0.523% due 10/04/2011		$15,200	15,213
4.000% due 01/29/2021		2,000	1,876
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	5,800	6,011

Total Sovereign Issues (Cost $282,524)			310,277

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		8,200	8,205

Total Convertible Preferred Securities (Cost $8,200)			8,205

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital XIII
7.875% due 12/31/2049		80,000	2,153

Total Preferred Securities (Cost $2,000)			2,153

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.8%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.392% due 12/16/2011		$42,600	42,608
Royal Bank of Scotland Group PLC
1.663% due 10/15/2012		28,400	28,393

			71,001

COMMERCIAL PAPER 0.2%
Freddie Mac
0.203% due 06/22/2011		50,700	50,664

CORPORATE BONDS & NOTES 0.2%
Banco Santander Brasil S.A.
2.596% due 12/29/2011		800	780
2.596% due 12/28/2011		7,300	7,115
Pacific Gas & Electric Co.
0.870% due 10/11/2011		7,300	7,299
WM Wrigley Jr. Co.
1.678% due 06/28/2011		18,000	18,011

			33,205

REPURCHASE AGREEMENTS 14.8%
Banc of America Securities LLC
0.260% due 01/03/2011		593,400	593,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 1.000% - 3.625% due 04/30/2012 - 08/15/2019 valued at $610,734. Repurchase proceeds are $593,404.)
0.280% due 01/03/2011		593,400	593,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 0.625% - 2.375% due 06/30/2012 - 08/31/2014 valued at $608,275. Repurchase proceeds are $593,405.)
Barclays Capital, Inc.
0.150% due 01/04/2011		180,400	180,400
(Dated 12/28/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $185,042. Repurchase proceeds are $180,401.)
0.170% due 01/10/2011		60,000	60,000
(Dated 12/21/2010. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $61,280. Repurchase proceeds are $60,000.)
0.170% due 01/13/2011		146,000	146,000
(Dated 12/23/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $149,332. Repurchase proceeds are $146,001.)
0.250% due 01/03/2011		60,000	60,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $61,601. Repurchase proceeds are $60,000.)
0.250% due 01/03/2011		593,400	593,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.375% due 05/15/2040 valued at $615,183. Repurchase proceeds are $593,404.)
J.P. Morgan Securities, Inc.
0.170% due 01/03/2011		58,400	58,400
(Dated 12/17/2010. Collateralized by U.S. Treasury Notes 5.000% due 08/15/2011 valued at $60,821. Repurchase proceeds are $58,400.)
0.170% due 01/13/2011		58,400	58,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.375% due 11/30/2012 valued at $60,815. Repurchase proceeds are $58,400.)
Morgan Stanley & Co., Inc.
0.290% due 01/03/2011		573,100	573,100

(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $515,752 and U.S. Treasury Notes 1.250% - 1.875% due 10/31/2015 - 09/30/2017 valued at $74,986. Repurchase proceeds are $573,105.)

RBS Securities, Inc.
0.250% due 01/03/2011		80,900	80,900
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 5.000% due 05/15/2037 valued at $83,320. Repurchase proceeds are $80,901.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		202,675	202,675
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $206,731. Repurchase proceeds are $202,675.)

TD Securities (USA) LLC
0.210% due 01/14/2011	200,000	200,000
(Dated 12/03/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 10/31/2011 - 05/15/2012 valued at $204,224. Repurchase proceeds are $200,001.)
0.260% due 01/03/2011	128,100	128,100
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 09/30/2011 - 02/15/2012 valued at $130,802. Repurchase proceeds are $128,101.)

		3,528,175

U.S. TREASURY BILLS 2.5%
0.179% due 01/06/2011 - 06/23/2011 (b)(e)(f)	609,737	609,410

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
	19,239,498	192,703

Total Short-Term Instruments (Cost $4,485,090)		4,485,158

PURCHASED OPTIONS (j) 0.0%
(Cost $12,421)		9,130
Total Investments 125.5% (Cost $29,731,947)		$29,944,335
Written Options (k) (0.3%) (Premiums $63,932)		(76,000)
Other Assets and Liabilities (Net) (25.2%)		(6,009,399)

Net Assets 100.0%		$23,858,936

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $43,364 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $49,262 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $1,283,733 at a weighted average interest rate of 0.225%. On December 31, 2010, securities valued at $843,326 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $44,637 and cash of $10 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2011	1,915	$130
90-Day Eurodollar March Futures	Long	03/2011	8,093	2,785
90-Day Eurodollar March Futures	Long	03/2012	5,225	(935)
Euro-Mill Wheat March Futures	Long	03/2011	403	283
Euro-Mill Wheat November Futures	Long	11/2011	2,343	4,345
Euro-Rapeseed February Futures	Long	02/2011	132	925
Robusta Coffee March Futures	Long	03/2011	257	454
Soybean Meal March Futures	Long	03/2011	240	641
Wheat December Futures	Short	12/2011	761	(1,626)
Wheat July Futures	Short	07/2011	100	(144)
Wheat March Futures	Long	03/2011	1,525	4,648
Wheat March Futures	Short	03/2011	1,525	(4,255)
White Sugar March Futures	Long	02/2011	132	428
Yen-Corn July Futures	Long	07/2011	414	872

				$8,551

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%)		12/20/2016	0.353%	$5,000	$(191)	$0	$(191)
Consolidated Natural Gas Co.	UBS	(0.590%)		03/20/2014	0.291%	1,000	(10)	0	(10)
Con-way, Inc.	BOA	(1.834%)		03/20/2018	2.343%	10,000	301	0	301
DISH DBS Corp.	BCLY	(3.100%)		12/20/2011	0.677%	1,000	(25)	0	(25)
DISH DBS Corp.	CITI	(3.650%)		12/20/2013	1.853%	5,000	(265)	0	(265)
DISH DBS Corp.	GSC	(3.200%)		12/20/2011	0.677%	2,000	(52)	0	(52)
DR Horton, Inc.	BNP	(1.000%)		03/20/2016	2.398%	5,000	325	261	64
DR Horton, Inc.	BNP	(1.000%)		06/20/2016	2.429%	4,000	277	216	61
Host Hotels & Resorts LP	DUB	(1.000%)		06/20/2012	0.799%	4,000	(13)	85	(98)
International Lease Finance Corp.	BCLY	(1.540%)		12/20/2013	2.383%	8,000	185	0	185
International Lease Finance Corp.	BOA	(5.000%)		09/20/2013	2.222%	1,700	(127)	(55)	(72)
International Lease Finance Corp.	DUB	(1.600%)		12/20/2013	2.383%	1,700	37	0	37
International Lease Finance Corp.	GSC	(5.000%)		03/20/2012	1.330%	5,000	(233)	(137)	(96)
Lennar Corp.	BNP	(5.000%)		06/20/2015	3.412%	3,000	(195)	(92)	(103)
Lennar Corp.	DUB	(5.000%)		09/20/2014	3.117%	1,200	(80)	(40)	(40)
Limited Brands, Inc.	MSC	(3.113%)		09/20/2017	1.772%	2,000	(162)	0	(162)
Macy’s Retail Holdings, Inc.	DUB	(2.110%)		09/20/2017	1.647%	2,000	(57)	0	(57)
Macy’s Retail Holdings, Inc.	JPM	(2.000%)		03/20/2012	0.446%	1,500	(30)	0	(30)
Masco Corp.	BCLY	(1.000%)		09/20/2012	1.147%	2,145	4	48	(44)
New York Times Co.	BCLY	(1.000%)		03/20/2015	1.735%	1,000	29	58	(29)
Pearson Dollar Finance PLC	CITI	(0.570%)		06/20/2013	0.375%	1,500	(7)	0	(7)
Pearson Dollar Finance PLC	SOG	(0.900%)		06/20/2013	0.375%	1,500	(20)	0	(20)
Rexam PLC	BCLY	(1.450%)		06/20/2013	0.550%	800	(18)	0	(18)
Rexam PLC	CITI	(1.450%)		06/20/2013	0.550%	12,000	(272)	0	(272)
Royal Bank of Scotland Group PLC	SOG	(3.000%)		03/20/2015	3.583%	1,000	21	(2)	23
Royal Bank of Scotland Group PLC	UBS	(1.000%)		12/20/2016	4.891%	800	151	65	86
Southwest Airlines Co.	DUB	(1.000%)		03/20/2017	1.139%	3,000	22	150	(128)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.060%	3,500	(18)	0	(18)

							$(423)	$557	$(980)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Cap tal Markets America, Inc.	BNP	1.000%	09/20/2011	0.158%		$200	$1	$(14)	$15
BP Capital Markets America, Inc.	CITI	5.000%	06/20/2015	0.818%		250	46	5	41
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.158%		2,000	74	(52)	126
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.858%		900	170	15	155
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.158%		300	11	(8)	19
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.033%		16,300	(17)	(174)	157
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.402%		7,300	(231)	(213)	(18)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.033%		30,100	(31)	(329)	298
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.402%		11,600	(367)	(339)	(28)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.033%		7,000	(8)	(80)	72
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.033%		19,600	(21)	(263)	242
France Government Bond	BOA	0.250%	06/20/2015	1.003%		36,300	(1,164)	(700)	(464)
France Government Bond	BOA	0.250%	12/20/2015	1.062%		40,500	(1,540)	(984)	(556)
France Government Bond	CITI	0.250%	06/20/2015	1.003%		12,400	(398)	(262)	(136)
France Government Bond	CITI	0.250%	12/20/2015	1.062%		19,700	(749)	(542)	(207)
France Government Bond	JPM	0.250%	06/20/2015	1.003%		12,600	(404)	(445)	41
France Government Bond	JPM	0.250%	12/20/2015	1.062%		24,600	(936)	(495)	(441)
France Government Bond	RBS	0.250%	12/20/2015	1.062%		23,300	(886)	(452)	(434)
General Electric Capital Corp.	BOA	1.000%	03/20/2011	0.520%		28,400	41	(184)	225
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.520%		5,000	7	(41)	48
General Electric Capital Corp.	JPM	1.000%	03/20/2011	0.520%		48,500	70	(315)	385
General Electric Capital Corp.	MSC	1.000%	03/20/2011	0.520%		8,600	12	(71)	83
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.667%	EUR	35,600	(34)	0	(34)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.691%		$17,500	265	383	(118)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.691%		3,100	46	64	(18)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.691%		31,200	472	660	(188)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.691%		44,600	675	983	(308)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.691%		12,100	183	272	(89)
MetLife, Inc.	BOA	1.000%	09/20/2013	1.059%		1,300	(1)	(63)	62
MetLife, Inc.	SOG	1.000%	09/20/2013	1.059%		11,500	(13)	(538)	525
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%		5,200	(12)	(64)	52
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.165%		1,000	(2)	(6)	4
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.204%		1,000	(3)	(5)	2
Prudential Financial, Inc.	UBS	1.000%	09/20/2011	0.416%		2,000	9	(12)	21
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.562%		2,800	(7)	(35)	28
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	2.338%		5,100	(275)	(122)	(153)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	2.338%		7,600	(410)	(182)	(228)
Republic of Italy Government Bond	RBS	1.000%	12/20/2015	2.372%		37,000	(2,243)	(1,290)	(953)
United Kingdom Gilt	BNP	1.000%	12/20/2015	0.715%		35,200	490	825	(335)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.666%		4,200	62	50	12
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.666%		19,500	289	227	62
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.715%		1,100	16	26	(10)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.666%		15,000	222	116	106
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.715%		19,100	266	443	(177)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.666%		20,200	299	227	72
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.666%		22,000	326	212	114

							$(5,700)	$(3,772)	$(1,928)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	$28,200	$3,903	$3,751	$152
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	9,600	1,329	1,349	(20)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	48,700	6,740	7,089	(349)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	50,000	6,919	7,050	(131)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	13,600	1,882	1,904	(22)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	31,100	4,303	4,340	(37)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	15,700	2,172	2,206	(34)
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	39,700	1,246	904	342
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	45,200	1,419	1,074	345
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	292,300	2,148	407	1,741
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	218,900	1,609	159	1,450
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015	259,100	1,904	378	1,526
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	202,800	1,490	866	624

					$37,064	$31,477	$5,587

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP	EUR	21,200	$909	$0	$909
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		25,900	1,089	0	1,089
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		33,700	1,582	0	1,582
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	417	0	417
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		67,500	2,370	0	2,370
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	33,000	(322)	0	(322)
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		10,500	(99)	0	(99)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	46,000	(1,010)	(336)	(674)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		206,000	(2,117)	(49)	(2,068)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		38,200	199	79	120
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		48,300	251	98	153
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		62,900	586	241	345
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		74,000	(213)	(2)	(211)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		110,400	(280)	(81)	(199)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		130,300	1,049	263	786
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		197,800	3,020	1,594	1,426
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		165,200	554	(159)	713
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		600	10	5	5
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		126,900	2,056	1,015	1,041
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	824	92	732
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	1,186	70	1,116
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	4,722	462	4,260
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		77,800	300	(367)	667
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		266,800	1,152	179	973
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		121,900	526	169	357
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		95,900	503	0	503
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		45,700	305	(86)	391
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		25,000	202	106	96
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		120,000	1,153	475	678

							$20,924	$3,768	$17,156

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	(Pay)/ Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn March Futures	$(515.200)	02/24/2011	MSC	225	$(256)	$0	$(256)
Receive	CBOT Denatured Fuel Ethanol April Futures	1.930	03/31/2011	MSC	630	248	0	248
Pay	CBOT Soybean July Futures	(1,295.250)	06/24/2011	DUB	500	(580)	0	(580)
Receive	CBOT Soybean Meal July Futures	340.000	06/24/2011	DUB	11	382	0	382
Receive	CBOT Soybean Oil July Futures	55.500	06/24/2011	DUB	5,400	179	0	179
Receive	CBOT Wheat December Futures	820.300	11/25/2011	GSC	500	175	0	175
Pay	CBOT Wheat July Futures	(800.000)	06/24/2011	GSC	500	(159)	0	(159)
Receive	LME Copper December Futures	7,372.000	12/19/2011	DUB	1	1,271	0	1,271
Receive	LME Copper December Futures	7,451.000	12/19/2011	DUB	1	2,101	0	2,101
Pay	LME Copper February Futures	(8,965.500)	02/14/2011	DUB	1	(1,131)	0	(1,131)
Receive	LME Lead August Futures	2,218.500	08/15/2011	JPM	9	2,716	0	2,716
Receive	LME Lead January Futures	2,390.000	01/16/2012	JPM	1	108	0	108

						$5,054	$0	$5,054

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive (7)	BCC2GO1P Index	12,990	0.230%	$10,440	01/27/2011	BCLY	$(212)
Receive (7)	BCC2LP1P Index	14,662	0.240%	11,310	01/27/2011	BCLY	244
Receive	BXCS1461 Index	476,975	3-Month USD-LIBOR plus a specified spread	1,332,400	01/27/2011	BCLY	14,368
Receive	BXCS1469 Index	27,878	3-Month USD-LIBOR plus a specified spread	32,050	01/27/2011	BCLY	690
Receive	DJUBSF3T Index	704,803	3-Month USD-LIBOR plus a specified spread	470,300	01/27/2011	BCLY	5,286
Receive	DJUBSTR Index	1,215,588	3-Month USD-LIBOR plus a specified spread	392,380	01/27/2011	BCLY	4,234
Receive	LPP2TR Index	1,043,593	3-Month USD-LIBOR plus a specified spread	435,690	01/27/2011	BCLY	5,349
Receive	CVICSTR3 Index	2,343,933	3-Month USD-LIBOR plus a specified spread	804,310	01/27/2011	CITI	8,673
Receive	DJUBSF3T Index	816,660	3-Month USD-LIBOR plus a specified spread	544,940	01/27/2011	CITI	6,127
Receive (7)	SPGCKWP Index	13,678	0.200%	920	01/27/2011	CITI	(7)
Pay (7)	SPGCWHP Index	28,969	0.000%	0	01/27/2011	CITI	5
Pay (7)	DJUBSHG Index	191,664	0.000%	0	01/27/2011	CSFB	(2,797)
Receive	DJUBSTR Index	5,661,417	3-Month USD-LIBOR plus a specified spread	1,827,450	01/27/2011	CSFB	19,720
Receive (7)	SPGCICP Index	106,258	0.000%	0	01/27/2011	CSFB	1,912
Receive	DJUBSTR Index	4,418,691	3-Month USD-LIBOR plus a specified spread	1,426,310	01/27/2011	DUB	15,391
Receive	DJUBSTR Index	4,903,185	3-Month USD-LIBOR plus a specified spread	1,582,700	01/27/2011	GSC	17,081
Receive	ENHGD84T Index	2,899,378	3-Month USD-LIBOR plus a specified spread	1,173,210	01/27/2011	GSC	12,708
Receive	DJUBSF3T Index	1,586,968	3-Month USD-LIBOR plus a specified spread	1,058,950	01/27/2011	JPM	11,908
Receive (7)	DJUBSLC3 Index	405,366	0.000%	0	01/27/2011	JPM	(82)
Pay (7)	DJUBSLH Index	981,646	0.000%	0	01/27/2011	JPM	(20)
Receive (7)	DJUBSLH3 Index	60,085	0.000%	0	01/27/2011	JPM	(6)
Pay	DJUBSTR Index	10,843	3-Month USD-LIBOR plus a specified spread	3,500	01/27/2011	JPM	(38)
Receive	DJUBSTR Index	7,438,919	3-Month USD-LIBOR plus a specified spread	2,401,210	01/27/2011	JPM	25,911
Pay (7)	JMCU305E Index	368,595	0.100%	51,150	01/27/2011	JPM	24
Pay (7)	SPGCILP Index	91,505	0.000%	0	01/27/2011	JPM	(204)
Receive	DJUBSTR Index	3,533,905	3-Month USD-LIBOR plus a specified spread	1,140,710	01/27/2011	MLP	12,309
Pay	DJUBHGTR Index	34,047	3-Month USD-LIBOR plus a specified spread	31,770	01/27/2011	MSC	(998)
Receive (7)	DJUBSAL Index	124,354	0.240%	7,070	01/27/2011	MSC	44
Receive	DJUBSF3T Index	14,866	3-Month USD-LIBOR plus a specified spread	9,920	01/27/2011	MSC	111
Receive (7)	DJUBSLI Index	204,084	0.200%	7,650	01/27/2011	MSC	9
Receive (7)	DJUBSNI Index	13,424	0.240%	3,590	01/27/2011	MSC	136
Receive (7)	DJUBSPR Index	86,350	0.180%	19,660	01/27/2011	MSC	122
Pay	DJUBSTR Index	4,337	3-Month USD-LIBOR plus a specified spread	1,400	01/27/2011	MSC	(15)
Receive	DJUBSTR Index	3,273,427	3-Month USD-LIBOR plus a specified spread	1,056,630	01/27/2011	MSC	11,400
Receive (7)	DJUBSZS Index	37,145	0.240%	3,240	01/27/2011	MSC	75
Receive	MOTT3001 Index	6,655,831	3-Month USD-LIBOR plus a specified spread	2,307,430	01/27/2011	MSC	24,886
Receive	MOTT3002 Index	9,097,835	3-Month USD-LIBOR plus a specified spread	3,109,330	01/27/2011	MSC	33,515
Receive	MOTT3007 Index	1,203,235	3-Month USD-LIBOR plus a specified spread	409,070	01/27/2011	MSC	4,321
Receive (7)	SPGCKWP Index	877,147	0.200%	59,032	01/27/2011	MSC	(466)
Pay (7)	SPGCWHP Index	1,946,929	0.000%	0	01/27/2011	MSC	333
Receive (7)	SPGSBRP Index	43,703	0.150%	28,710	01/27/2011	MSC	210
Receive	DJUBSTR Index	2,352,519	3-Month USD-LIBOR plus a specified spread	759,370	01/27/2011	SOG	8,195
Receive	DJUBSTR Index	4,245,761	3-Month USD-LIBOR plus a specified spread	1,370,490	01/27/2011	UBS	14,789

							$255,241

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	CBOT Corn March Futures	$0.152	02/18/2011	DUB	$5,220	$28	$0	$28
Pay	London Gold Market Fixing Ltd. PM	0.068	01/12/2011	SOG	7,760	268	0	268
Pay	London Gold Market Fixing Ltd. PM	0.072	01/13/2011	MLP	18,000	690	0	690
Pay	London Gold Market Fixing Ltd. PM	0.050	02/11/2011	DUB	31,700	547	0	547
Pay	London Gold Market Fixing Ltd. PM	0.209	02/11/2011	MSC	200	6	0	6
Pay	London Gold Market Fixing Ltd. PM	0.066	03/08/2011	GSC	6,500	249	0	249
Pay	London Gold Market Fixing Ltd. PM	0.063	03/14/2011	DUB	14,900	314	0	314
Pay	London Gold Market Fixing Ltd. PM	0.080	03/28/2011	SOG	17,730	701	0	701
Pay	London Gold Market Fixing Ltd. PM	0.074	04/12/2011	GSC	10,500	294	0	294
Pay	London Gold Market Fixing Ltd. PM	0.055	04/26/2011	DUB	21,300	278	0	278
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC	37,642	1,648	0	1,648
Pay	London Gold Market Fixing Ltd. PM	0.085	06/20/2011	SOG	11,670	447	0	447
Pay	London Gold Market Fixing Ltd. PM	0.078	07/08/2011	DUB	30,100	1,291	0	1,291
Pay	NYMEX Natural Gas February Futures	0.203	01/26/2011	SOG	5,560	76	0	76
Pay	NYMEX Natural Gas February Futures	0.204	01/26/2011	SOG	6,180	91	0	91
Pay	NYMEX Natural Gas February Futures	0.207	01/26/2011	SOG	1,090	30	0	30
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	63,770	2,745	0	2,745
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB	11,120	362	0	362

						$10,065	$0	$10,065

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j)	Purchased options outstanding on December 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	462	$4,269	$4,285
Call - OTC NYMEX WTI Crude December Futures	109.000	12/31/2011	1,254	5,611	2,568
Put - OTC CBOT Wheat March Futures	730.000	02/18/2011	344	882	314

				$10,762	$7,167

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$294,500	$714	$1,914

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - CBOT U.S. Oil Fund LP	$33.000	01/22/2011	$8	$945	$49

(k)	Written options outstanding on December 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	462	$4,269	$4,722
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	300.000	12/31/2011	984	5,146	2,955
Call - OTC NYMEX WTI Crude December Futures	300.000	12/31/2011	270	907	672
Put - OTC KCBT Wheat March Futures	750.000	02/18/2011	344	860	146
Put - OTC NYMEX WTI Crude February Futures	77.500	01/14/2011	325	958	8

				$12,140	$8,503

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$129.000	01/21/2011	2,348	$958	$34
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	5,883	2,754	3,358
Call - OTC DJUBS January Futures	245.000	01/04/2011	37,500,000	1,492	0
Call - OTC DJUBS January Futures	250.000	01/11/2011	19,800,000	756	0
Put - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/21/2011	2,348	1,200	8,719
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	5,883	3,765	2,482
Put - OTC DJUBS January Futures	160.000	01/04/2011	37,500,000	2,034	82
Put - OTC DJUBS January Futures	160.000	01/11/2011	19,800,000	1,071	117

				$14,030	$14,792

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$294,500	$1,680	$3,509
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,200	83	165
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,500	351	699
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	47,300	303	642
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,276,300	10,281	17,312
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	39,800	350	502
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	289,200	2,968	3,646
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	183,600	2,080	2,314
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	111,000	1,241	1,399
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	108,400	986	1,366
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	227,000	2,515	2,862
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	13,200	90	9
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	18,500	128	12
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,800	58	6
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	44,000	299	29

							$23,413	$34,472

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	03/16/2011		$25,900	$57	$53
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.300%	03/16/2011		25,900	70	25
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011		29,900	99	92
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011		29,900	130	109
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		29,200	45	20
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	03/16/2011		33,800	68	69
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		2,000	4	8
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.300%	03/16/2011		33,800	118	33
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		2,000	11	1
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		14,200	67	4
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	06/15/2011		20,500	102	75
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	25,000	94	18
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.600%	03/16/2011		19,500	97	34
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		12,900	39	31
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		12,900	99	23
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		15,000	108	13
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		57,000	201	40

							$1,409	$648

Straddle Options

Description	Counterparty	Exercise Price (9)	Expiration Date	Notional Amount	Premium (9)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$115,700	$611	$938
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	139,200	707	1,128
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	276,200	3,066	4,646
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	310,200	3,373	5,207

					$7,757	$11,919

(9)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$160,900	$1,359	$1,576
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	325,100	2,907	3,240
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	33,400	431	340
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	36,600	275	379
Floor - OTC CPURNSA Index	RBS	217.965	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	09/28/2015	9,100	211	131

						$5,183	$5,666

(l)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2041	$340,000	$325,656	$324,806
Fannie Mae	4.000%	01/01/2041	636,000	633,615	632,820
Freddie Mac	4.000%	01/01/2041	213,000	211,569	211,502
Ginnie Mae	4.000%	12/01/2040	171,000	177,827	172,643

				$1,348,667	$1,341,771

(m)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5	01/2011	CSFB	$0	$0	$0
Sell		79,870	01/2011	RBS	0	(5,429)	(5,429)
Buy	BRL	88,850	03/2011	CITI	745	0	745
Buy	CAD	44,745	02/2011	BOA	798	0	798
Buy		31,059	02/2011	CITI	288	0	288
Buy		38,360	02/2011	DUB	459	0	459
Buy		49,693	02/2011	UBS	620	0	620
Buy	CHF	141	02/2011	RBC	9	0	9
Buy	CNY	18,859	01/2011	BOA	22	0	22
Buy		32,468	01/2011	DUB	80	0	80
Sell		131,851	01/2011	DUB	0	(203)	(203)
Buy		46,860	01/2011	JPM	89	0	89
Buy		33,664	01/2011	MSC	39	0	39
Buy		25,344	11/2011	BCLY	5	(17)	(12)
Buy		106,871	11/2011	CITI	35	0	35
Buy		7,846	11/2011	HSBC	0	(7)	(7)
Buy		55,808	11/2011	JPM	0	(48)	(48)
Buy		5,142	11/2011	RBS	1	0	1
Buy		9,339	02/2012	BCLY	0	(7)	(7)
Buy		131,851	02/2012	DUB	211	0	211
Buy	EUR	19,277	01/2011	BCLY	280	(251)	29
Sell		15,477	01/2011	BCLY	0	(278)	(278)
Sell		34,862	01/2011	BOA	18	(704)	(686)
Buy		32,667	01/2011	CITI	0	(1,019)	(1,019)
Sell		100,141	01/2011	CITI	4,063	(267)	3,796
Buy		1,478	01/2011	CSFB	0	(82)	(82)
Sell		34,714	01/2011	CSFB	159	(466)	(307)
Sell		79,992	01/2011	DUB	4,309	0	4,309
Buy		6,380	01/2011	GSC	0	(360)	(360)
Sell		15,477	01/2011	GSC	0	(83)	(83)
Sell		77,104	01/2011	RBC	0	(1,066)	(1,066)
Buy		1,797	01/2011	RBS	25	(18)	7
Sell		1,212	01/2011	RBS	34	0	34
Sell		36,730	01/2011	UBS	0	(522)	(522)
Sell		15,340	02/2011	BCLY	0	(327)	(327)
Sell		15,640	02/2011	UBS	0	(329)	(329)
Sell	GBP	3,641	03/2011	BCLY	5	0	5
Sell		3,641	03/2011	DUB	6	0	6
Sell		2,428	03/2011	RBS	12	0	12
Buy	IDR	220,957,000	10/2011	CITI	0	(8)	(8)
Buy	INR	2,806,054	03/2011	BCLY	690	(22)	668
Buy		90,753	03/2011	BOA	86	0	86
Buy		2,514,911	03/2011	CITI	572	(47)	525
Buy		3,445,034	03/2011	DUB	837	(37)	800
Buy		1,150,401	03/2011	JPM	607	(9)	598
Buy		364,800	03/2011	RBS	1	(7)	(6)
Buy		139,132	03/2011	UBS	14	0	14
Sell	JPY	105,555	01/2011	GSC	0	(46)	(46)
Sell		62,831	01/2011	RBC	0	(28)	(28)
Sell		125,661	01/2011	RBS	0	(53)	(53)
Buy	KRW	24,546,330	01/2011	CITI	112	(2)	110
Buy		42,690,520	01/2011	DUB	109	(229)	(120)
Buy		8,190,110	01/2011	GSC	32	(8)	24
Sell		90,934,691	01/2011	JPM	0	(1,632)	(1,632)
Buy		15,507,732	01/2011	UBS	84	0	84
Buy		46,044,260	05/2011	BCLY	0	(217)	(217)
Buy		74,149,510	05/2011	CITI	62	(192)	(130)
Buy		25,841,340	05/2011	DUB	29	(78)	(49)
Buy		2,587,116	05/2011	GSC	7	0	7
Buy		6,058,000	05/2011	HSBC	0	(42)	(42)
Buy		104,906,891	05/2011	JPM	1,936	0	1,936
Buy		12,147,000	05/2011	RBS	0	0	0
Buy		3,642,240	05/2011	UBS	19	0	19
Buy	MYR	127,862	02/2011	BCLY	1,031	0	1,031
Buy		70,299	02/2011	CITI	256	0	256
Buy	PHP	2,299,791	02/2011	CITI	404	0	404
Buy		317,524	02/2011	DUB	13	0	13
Buy		93,632	02/2011	UBS	3	0	3
Buy		53,000	06/2011	BOA	0	(7)	(7)
Buy		2,303,422	06/2011	CITI	586	(40)	546
Buy		327,285	06/2011	DUB	106	0	106
Buy		145,642	06/2011	HSBC	31	0	31
Buy		199,151	06/2011	JPM	50	0	50
Buy		127,015	06/2011	RBS	0	(26)	(26)
Buy	SGD	31,146	02/2011	CITI	440	0	440
Buy		3,461	02/2011	HSBC	47	0	47
Buy		26,110	02/2011	JPM	346	0	346
Buy		8,353	02/2011	MSC	109	0	109
Buy		9,622	02/2011	UBS	136	0	136
Buy		51,077	03/2011	UBS	1,002	0	1,002

					$22,069	$(14,213)	$7,856

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$35,708	$4,986	$40,694
Corporate Bonds & Notes
Banking & Finance	0	1,617,115	8,246	1,625,361
Industrials	0	197,212	0	197,212
Utilities	0	48,412	0	48,412
Convertible Bonds & Notes
Banking & Finance	0	3,205	0	3,205
Industrials	0	26,522	0	26,522
Municipal Bonds & Notes
California	0	31,525	0	31,525
New Jersey	0	2,468	0	2,468
Ohio	0	12,281	0	12,281
Puerto Rico	0	2,138	0	2,138
Rhode Island	0	1,155	0	1,155
Texas	0	2,453	0	2,453
West Virginia	0	7,312	0	7,312
U.S. Government Agencies	0	1,763,167	74,437	1,837,604
U.S. Treasury Obligations	0	20,497,888	0	20,497,888
Mortgage-Backed Securities	0	646,517	0	646,517
Asset-Backed Securities	0	80,311	66,354	146,665
Sovereign Issues	0	310,277	0	310,277
Convertible Preferred Securities
Banking & Finance	8,205	0	0	8,205
Preferred Securities
Banking & Finance	2,153	0	0	2,153
Short-Term Instruments
Certificates of Deposit	0	71,001	0	71,001
Commercial Paper	0	50,664	0	50,664
Corporate Bonds & Notes	0	25,310	7,895	33,205
Repurchase Agreements	0	3,528,175	0	3,528,175
U.S. Treasury Bills	0	609,410	0	609,410
PIMCO Short-Term Floating NAV Portfolio	192,703	0	0	192,703
Purchased Options
Interest Rate Contracts	0	1,914	0	1,914
Other Contracts	49	315	6,852	7,216
	$203,110	$29,572,455	$168,770	$29,944,335

Short Sales, at value	$0	$(1,341,771)	$0	$(1,341,771)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	9,903	0	9,903
Foreign Exchange Contracts	0	22,069	0	22,069
Interest Rate Contracts	9,340	21,007	0	30,347
Other Contracts	6,171	277,054	0	283,225
	$15,511	$330,033	$0	$345,544

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7,872)	0	(7,872)
Foreign Exchange Contracts	0	(14,213)	0	(14,213)
Interest Rate Contracts	(935)	(52,639)	(17,584)	(71,158)
Other Contracts	(6,025)	(7,171)	(8,503)	(21,699)

	$(6,960)	$(81,895)	$(26,087)	$(114,942)

Totals	$211,661	$28,478,822	$142,683	$28,833,166

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Bank Loan Obligations	$0	$5,000	$0	$0	$0	$(14)	$0	$0	$4,986	$(14)
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	8,246	0	8,246	0
U.S. Government Agencies	0	75,100	(489)	0	0	(174)	0	0	74,437	(174)
Asset-Backed Securities	42,322	48,439	(7,178)	133	(86)	(412)	0	(16,864)	66,354	8
Short-Term Instruments
Corporate Bonds & Notes	0	7,895	0	3	0	(3)	0	0	7,895	(3)
Purchased Options
Other	4,195	5,611	0	0	0	(2,954)	0	0	6,852	(2,954)

	$46,517	$142,045	$(7,667)	$136	$(86)	$(3,557)	$8,246	$(16,864)	$168,770	$(3,137)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(1,579)	0	(11,306)	0	0	(4,699)	0	0	(17,584)	(4,699)
Other Contracts	(21,521)	2,614	(7,871)	0	(2,614)	20,689	0	200	(8,503)	3,704

	$(23,100)	$2,614	$(19,177)	$0	$(2,614)	$15,990	$0	$200	$(26,087)	$(995)

Totals	$23,417	$144,659	$(26,844)	$136	$(2,700)	$12,433	$8,246	$(16,664)	$142,683	$(4,132)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Convertible Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
American General Finance Corp.
7.250% due 04/21/2015		$4,900	$4,975
CIT Group, Inc.
6.250% due 08/11/2015		870	889

Total Bank Loan Obligations (Cost $5,727)			5,864

CORPORATE BONDS & NOTES 9.7%
BANKING & FINANCE 8.5%
AGFC Capital Trust I
6.000% due 01/15/2067		6,500	3,055
American General Finance Corp.
4.625% due 06/22/2011	EUR	3,250	4,294
5.850% due 06/01/2013		$7,000	6,387
5.900% due 09/15/2012		6,300	5,985
American International Group, Inc.
0.399% due 10/18/2011		650	645
5.050% due 10/01/2015		4,500	4,639
8.250% due 08/15/2018		5,550	6,412
CIT Group, Inc.
7.000% due 05/01/2013		21	22
7.000% due 05/01/2014		32	32
7.000% due 05/01/2015		10,132	10,182
7.000% due 05/01/2016		3,053	3,072
7.000% due 05/01/2017		74	74
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	400	508
Goldman Sachs Group, Inc.
5.375% due 02/15/2013		4,600	6,457
International Lease Finance Corp.
5.300% due 05/01/2012		$15,000	15,244
5.350% due 03/01/2012		5,000	5,069
5.875% due 05/01/2013		1,000	1,016
6.375% due 03/25/2013		9,140	9,414
6.750% due 09/01/2016		3,500	3,754
7.125% due 09/01/2018		3,700	3,950
Provident Funding Associates
10.250% due 04/15/2017		3,000	3,128
XL Group PLC
6.500% due 12/29/2049 (d)		9,900	8,613

			101,952

INDUSTRIALS 1.1%
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016		3,600	3,587
Continental Airlines Pass-Through Trust
9.798% due 04/01/2021		40	40
Transocean, Inc.
6.500% due 11/15/2020		9,300	9,892

			13,519

UTILITIES 0.1%
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		475	483

Total Corporate Bonds & Notes (Cost $110,772)			115,954

CONVERTIBLE BONDS & NOTES 69.6%
BANKING & FINANCE 9.1%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038		7,845	8,728
Boston Properties LP
2.875% due 02/15/2037		3,000	3,060
3.625% due 02/15/2014		260	278
3.750% due 05/15/2036		17,550	19,437
Citigroup Funding, Inc.
1.080% due 08/31/2012		2,000	1,962
2.800% due 08/31/2012		2,000	2,040
ERP Operating LP
3.850% due 08/15/2026		4,600	4,830
First Industrial LP
4.625% due 09/15/2011		1,700	1,704
MGIC Investment Corp.
5.000% due 05/01/2017		7,000	8,076
NASDAQ OMX Group, Inc.
2.500% due 08/15/2013		1,500	1,493
National City Corp.
4.000% due 02/01/2011		5,000	5,031
PMI Group, Inc.
4.500% due 04/15/2020		2,500	2,075
ProLogis
2.250% due 04/01/2037		8,500	8,479
Radian Group, Inc.
3.000% due 11/15/2017		12,000	11,805
SL Green Operating Partnership LP
3.000% due 10/15/2017		15,500	15,907
U.S. Bancorp
0.000% due 09/20/2036		235	232
Vornado Realty LP
3.875% due 04/15/2025		12,100	13,476

			108,613

INDUSTRIALS 57.9%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		5,795	5,867
Alcoa, Inc.
5.250% due 03/15/2014		2,700	6,693
Alliance Data Systems Corp.
4.750% due 05/15/2014		4,185	6,895
Alliance One International, Inc.
5.500% due 07/15/2014		445	503
Alpha Natural Resources, Inc.
2.375% due 04/15/2015		625	839
Amgen, Inc.
0.000% due 03/01/2032		8,092	6,251
0.375% due 02/01/2013		13,700	13,768
Anixter International, Inc.
1.000% due 02/15/2013		3,150	3,540
Archer-Daniels-Midland Co.
0.875% due 02/15/2014		14,095	14,465
ArvinMeritor, Inc.
4.625% due 03/01/2026		4,000	5,075
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017		1,300	1,874
BorgWarner, Inc.
3.500% due 04/15/2012 (d)		2,500	5,603
Central European Distribution Corp.
3.000% due 03/15/2013		4,163	3,882
Cephalon, Inc.
2.500% due 05/01/2014		8,000	9,110
Chesapeake Energy Corp.
2.250% due 12/15/2038		11,454	8,977
2.500% due 05/15/2037		15,620	14,019
Ciena Corp.
0.250% due 05/01/2013 (d)		5,695	5,239
4.000% due 03/15/2015		7,000	8,802
CSG Systems International, Inc.
3.000% due 03/01/2017		1,725	1,764
EMC Corp.
1.750% due 12/01/2013		29,740	44,945
Endo Pharmaceuticals Holdings, Inc.
1.750% due 04/15/2015		3,325	4,439
Equinix, Inc.
3.000% due 10/15/2014		2,600	2,616
Ford Motor Co.
4.250% due 12/15/2036 (d)		9,300	18,623
General Cable Corp.
0.875% due 11/15/2013		1,700	1,689
4.500% due 11/15/2029		3,515	4,196
Gilead Sciences, Inc.
0.625% due 05/01/2013		4,380	4,851
1.625% due 05/01/2016		11,200	11,704
Goodrich Petroleum Corp.
3.250% due 12/01/2026		6,865	6,848
Hologic, Inc.
2.000% due 12/15/2037		19,315	18,180
Host Hotels & Resorts LP
2.625% due 04/15/2027		18,525	18,432
International Game Technology
3.250% due 05/01/2014 (j)		11,350	13,152
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023		16,100	18,012
JDS Uniphase Corp.
1.000% due 05/15/2026		6,660	6,344
King Pharmaceuticals, Inc.
1.250% due 04/01/2026		3,410	3,406
Kinross Gold Corp.
1.750% due 03/15/2028		5,000	5,181
L-1 Identity Solutions, Inc.
3.750% due 05/15/2027		4,000	4,010
Leap Wireless International, Inc.
4.500% due 07/15/2014		1,920	1,728
Lennar Corp.
2.000% due 12/01/2020		4,600	4,583
Liberty Global, Inc.
4.500% due 11/15/2016		3,500	5,215
LifePoint Hospitals, Inc.
3.500% due 05/15/2014		5,060	5,130
Linear Technology Corp.
3.000% due 05/01/2027		10,600	11,289
Massey Energy Co.
3.250% due 08/01/2015		600	589
Medtronic, Inc.
1.500% due 04/15/2011		14,350	14,422
1.625% due 04/15/2013		12,500	12,641
MGM Resorts International
4.250% due 04/15/2015 (d)		8,900	9,790
Microchip Technology, Inc.
2.125% due 12/15/2037		7,500	9,216
Micron Technology, Inc.
1.875% due 06/01/2014		9,300	8,835
Microsoft Corp.
0.000% due 06/15/2013		40,000	43,150
Mylan, Inc.
1.250% due 03/15/2012		16,125	17,153
NetApp, Inc.
1.750% due 06/01/2013		8,000	14,300
Newmont Mining Corp.
3.000% due 02/15/2012		17,875	24,958
Omnicare, Inc.
3.250% due 12/15/2035		2,764	2,550
Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015		8,000	8,090
Peabody Energy Corp.
4.750% due 12/15/2066		4,690	6,091
Pioneer Natural Resources Co.
2.875% due 01/15/2038		5,000	7,594
RadioShack Corp.
2.500% due 08/01/2013		5,000	5,356

Rovi Corp.
2.625% due 02/15/2040		6,250	9,047
Salesforce.com, Inc.
0.750% due 01/15/2015		6,800	11,245
SanDisk Corp.
1.000% due 05/15/2013 (d)		7,750	7,498
1.500% due 08/15/2017		17,100	19,387
SBA Communications Corp.
4.000% due 10/01/2014		2,100	3,129
SM Energy Co.
3.500% due 04/01/2027		6,575	8,038
Stewart Enterprises, Inc.
3.125% due 07/15/2014		5,285	5,126
Stillwater Mining Co.
1.875% due 03/15/2028		2,000	2,295
Symantec Corp.
1.000% due 06/15/2013		18,800	21,455
Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026 (e)		11,800	12,995
Textron, Inc.
4.500% due 05/01/2013		510	971
Transocean, Inc.
1.500% due 12/15/2037		29,650	29,323
Trinity Industries, Inc.
3.875% due 06/01/2036		1,500	1,431
TRW Automotive, Inc.
3.500% due 12/01/2015 (d)		3,000	5,782
United Rentals, Inc.
4.000% due 11/15/2015 (d)		9,000	19,811
Ventas, Inc.
3.875% due 11/15/2011		190	237
VeriSign, Inc.
3.250% due 08/15/2037		1,700	1,915
Wright Medical Group, Inc.
2.625% due 12/01/2014		2,777	2,628
Xilinx, Inc.
2.625% due 06/15/2017		6,400	7,536

			692,323

UTILITIES 2.6%
ADC Telecommunications, Inc.
0.831% due 06/15/2013		4,231	4,242
Alcatel-Lucent USA, Inc.
2.875% due 06/15/2025		10,000	9,487
CenterPoint Energy, Inc.
0.303% due 06/15/2025		250	7,945
Penn Virginia Corp.
4.500% due 11/15/2012		5,000	4,975
Time Warner Telecom, Inc.
2.375% due 04/01/2026		4,085	4,519

			31,168

Total Convertible Bonds & Notes (Cost $742,093)			832,104

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014 (a)		320	96

Total Municipal Bonds & Notes (Cost $320)			96

ASSET-BACKED SECURITIES 0.0%
Argent Securities, Inc.
1.311% due 12/25/2033		150	123

Total Asset-Backed Securities (Cost $121)			123

	SHARES
COMMON STOCKS 3.1%
BANKING & FINANCE 0.8%
Bank of America Corp.		688,648	9,187

TECHNOLOGY 2.3%
Intel Corp.		1,310,000	27,549

Total Common Stocks (Cost $36,480)			36,736

CONVERTIBLE PREFERRED SECURITIES 11.1%
BANKING & FINANCE 5.3%
2009 Dole Food Automatic Common Exchange Security Trust
7.000% due 11/01/2012		100,000	1,295
2010 Swift Mandatory Common Exchange Security Trust
6.000% due 12/31/2013		790,910	9,963
American International Group, Inc.
8.500% due 08/01/2011		342,900	3,014
Bank of America Corp.
7.250% due 12/31/2049		15,960	15,273
Citigroup, Inc.
7.500% due 12/15/2012		148,000	20,230
Lehman Brothers Holdings, Inc.
7.250% due 12/31/2049		9,000	4
Sovereign Capital Trust IV
4.375% due 03/01/2034		51,000	2,117
Wells Fargo & Co.
7.500% due 12/31/2049		11,658	11,664

			63,560

CONSUMER DISCRETIONARY 0.3%
Motors Liquidation Co.
5.250% due 03/06/2032		400,000	3,260

ENERGY 1.9%
Apache Corp.
6.000% due 08/01/2013		188,200	12,470
El Paso Corp.
4.990% due 12/31/2049		9,435	11,100

			23,570

INDUSTRIALS 1.5%
AngloGold Ashanti Ltd.
6.000% due 09/15/2013		96,100	5,332
Stanley Black & Decker, Inc.
4.750% due 11/17/2015		115,000	12,482

			17,814

UTILITIES 2.1%
AES Trust III
6.750% due 10/15/2029		50,340	2,467
NextEra Energy, Inc.
7.000% due 09/01/2013		276,300	13,677
PPL Corp.
9.500% due 07/01/2013		160,000	8,795

			24,939

Total Convertible Preferred Securities (Cost $123,159)			133,143

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc.
6.150% due 07/01/2013		100,000	1,305

Total Preferred Securities (Cost $1,359)			1,305

REAL ESTATE INVESTMENT TRUSTS 0.2%
Simon Property Group, Inc.		21,526	2,142

Total Real Estate Investment Trusts (Cost $2,026)			2,142

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS 2.5%
Barclays Capital, Inc.
0.250% due 01/03/2011		$1,000	1,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $1,027. Repurchase proceeds are $1,000.)
Citigroup Global Markets, Inc.
0.270% due 01/03/2011		25,000	25,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.625% due 12/31/2014 valued at $25,532. Repurchase proceeds are $25,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		3,546	3,546
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $3,617. Repurchase proceeds are $3,546.)

			29,546

JAPAN TREASURY BILLS 1.7%
0.107% due 01/31/2011	JPY	1,650,000	20,321

U.S. TREASURY BILLS 3.4%
0.176% due 01/06/2011 - 06/16/2011 (b)(c)(f)		$41,033	41,017

Total Short-Term Instruments (Cost $90,882)			90,884

PURCHASED OPTIONS (h) 0.1%
(Cost $4,513)			842
Total Investments 102.0% (Cost $1,117,452)			$1,219,193
Written Options (i) (0.0%) (Premiums $969)			(383)
Other Assets and Liabilities (Net) (2.0%)			(23,970)

Net Assets 100.0%			$1,194,840

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Securities with an aggregate market value of $3,280 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Securities with an aggregate market value of $33,199 and cash of $33,546 have been pledged as collateral for securities sold short as of December 31, 2010.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $11,159 at a weighted average interest rate of -1.198%. On December 31, 2010, securities valued at $12,235 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $15,769 has been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini Nasdaq 100 Index March Futures	Long	03/2011	1,711	$941
E-mini S&P 500 Index March Futures	Long	03/2011	2,439	7,102

				$8,043

(g)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcatel-Lucent USA, Inc.	GSC	(5.000%	)	06/20/2013	2.933%	$5,000	$(257)	$25	$(282)
Alcatel-Lucent USA, Inc.	MSC	(5.000%	)	06/20/2013	2.933%	4,000	(205)	40	(245)
American General Finance Corp.	GSC	(5.000%	)	06/20/2020	8.629%	5,000	730	(126)	856
Chesapeake Energy Corp.	BOA	(5.000%	)	12/20/2018	3.945%	5,000	(330)	(465)	135
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.799%	12,000	(40)	269	(309)
International Game Technology	DUB	(1.000%	)	06/20/2014	1.194%	9,200	56	212	(156)
International Lease Finance Corp.	BOA	(5.000%	)	06/20/2017	3.380%	7,000	(602)	(491)	(111)
Interpublic Group of Cos., Inc.	MSC	(1.000%	)	03/20/2012	0.441%	7,500	(57)	76	(133)
Interpublic Group of Cos., Inc.	UBS	(1.000%	)	03/20/2012	0.441%	5,000	(38)	46	(84)
Lennar Corp.	BCLY	(5.000%	)	12/20/2013	2.768%	4,600	(299)	(105)	(194)
MGIC Investment Corp.	GSC	(5.000%	)	12/20/2017	3.459%	5,000	(439)	(162)	(277)
MGM Resorts International	GSC	(5.000%	)	06/20/2015	7.476%	7,000	612	788	(176)
ProLogis	DUB	(1.000%	)	06/20/2012	0.585%	8,500	(55)	338	(393)
Radian Group, Inc.	CITI	(5.000%	)	12/20/2017	4.696%	12,000	(215)	(420)	205
Transocean, Inc.	CITI	(5.000%	)	12/20/2011	0.557%	22,800	(1,035)	224	(1,259)
Transocean, Inc.	CITI	(1.000%	)	09/20/2020	1.915%	9,300	648	1,411	(763)
Transocean, Inc.	DUB	(5.000%	)	12/20/2011	0.557%	1,900	(86)	10	(96)
Weingarten Realty Investors	MSC	(1.000%	)	09/20/2011	0.644%	5,000	(15)	(47)	32

							$(1,627)	$1,623	$(3,250)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	5.000%	06/20/2014	0.566%		$5,000	$767	$485	$282
CMS Energy Corp.	BOA	1.000%	12/20/2015	1.630%		10,000	(288)	(553)	265
HCA, Inc.	CITI	2.000%	09/20/2012	1.832%		600	2	0	2
HCA, Inc.	CITI	2.400%	06/20/2014	2.524%		400	(1)	0	(1)
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.667%	EUR	1,500	(1)	0	(1)
MetLife, Inc.	JPM	5.000%	06/20/2014	1.255%		$15,000	1,918	(207)	2,125
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.616%		200	3	1	2

							$2,400	$(274)	$2,674

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015	$13,900	$(133)	$(60)	$(73)
CDX.IG-14 5-Year Index	CSFB	(1.000%	)	06/20/2015	11,700	(111)	(50)	(61)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015	23,300	(222)	(100)	(122)
CDX.IG-14 5-Year Index	UBS	(1.000%	)	06/20/2015	15,400	(146)	(66)	(80)

						$(612)	$(276)	$(336)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	8,200	$(180)	$(29)	$(151)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		800	(17)	(6)	(11)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,600	(45)	(8)	(37)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		500	29	3	26
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		600	35	2	33
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		500	30	4	26
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		20,000	199	19	180
Receive	3-Month USD-LIBOR	4.000%	06/16/2020	MSC		$15,000	(917)	(108)	(809)
Receive	3-Month USD-LIBOR	4.000%	12/15/2020	BOA		8,000	(460)	(850)	390

							$(1,326)	$(973)	$(353)

(h)	Purchased options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index January Futures	$1,140.000	01/22/2011	1,280	$3,613	$186

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - CBOT XL Group PLC	$12.500	01/19/2013	$556	$900	$656

(i)	Written options outstanding on December 31, 2010:

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011		$5,100	$17	$16
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011		5,100	22	19
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		40,000	62	28
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		5,000	11	21
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		5,000	28	3
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		5,000	24	1
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	06/15/2011		25,000	125	91
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	100,000	378	70
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		10,000	30	24
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		10,000	78	18
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		5,000	36	4

							$811	$295

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - CBOT SanDisk Corp.	$50.000	01/22/2011	$50	$158	$88

(j)	Restricted securities as of December 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
International Game Technology	3.250%	05/01/2014	04/05/2010 - 07/16/2010	$12,759	$13,152	1.10%

(k)	Short sales outstanding on December 31, 2010:

Description	Shares	Proceeds	Market Value
BorgWarner, Inc.	72	$4,327	$5,246
Ciena Corp.	140	2,012	2,947
Ford Motor Co.	900	12,420	15,111
MGM Resorts International	296	4,839	4,395
TRW Automotive Holdings Corp.	86	3,944	4,548
United Rentals, Inc.	677	8,107	15,402

		$35,649	$47,649

(l)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	564	01/2011	CSFB	$39	$0	$39
Sell	BRL	425	03/2011	CITI	0	(4)	(4)
Buy	CAD	1,057	02/2011	DUB	13	0	13
Sell	CNY	6,000	01/2011	DUB	0	(9)	(9)
Sell		18,184	01/2011	JPM	0	(34)	(34)
Buy		10,682	01/2011	MSC	21	0	21
Buy		13,502	01/2011	UBS	49	0	49
Buy		32,588	06/2011	HSBC	0	(4)	(4)
Buy		110,541	11/2011	HSBC	110	0	110
Buy		6,000	02/2012	DUB	8	0	8
Buy		18,184	02/2012	JPM	38	0	38
Sell	EUR	18,800	01/2011	BNP	0	(295)	(295)
Buy		280	01/2011	CITI	0	(7)	(7)
Sell		27,705	01/2011	CITI	538	0	538
Sell	GBP	1,166	03/2011	BCLY	2	0	2
Sell		1,165	03/2011	DUB	2	0	2
Sell		777	03/2011	RBS	4	0	4
Sell	HUF	580,680	01/2011	CITI	85	0	85
Buy	INR	319,200	03/2011	BOA	75	0	75
Buy		453,700	03/2011	RBS	56	0	56
Sell	JPY	1,650,000	01/2011	CITI	0	(23)	(23)
Sell		183,444	01/2011	GSC	0	(80)	(80)
Sell		109,193	01/2011	RBC	0	(48)	(48)
Sell		218,386	01/2011	RBS	0	(92)	(92)
Buy	KRW	2,795,000	01/2011	HSBC	0	(30)	(30)
Sell		2,795,000	01/2011	JPM	0	(43)	(43)
Buy		54,000	05/2011	BCLY	0	0	0
Buy		523,200	05/2011	CITI	0	(3)	(3)
Buy		43,550	05/2011	GSC	0	0	0
Buy		8,123,000	05/2011	HSBC	91	(1)	90
Buy		3,029,000	05/2011	JPM	52	0	52
Buy		11,376,200	05/2011	MSC	56	0	56
Buy		203,000	05/2011	RBS	0	0	0
Buy	MXN	125,032	02/2011	CITI	88	0	88
Buy		87,108	02/2011	HSBC	28	0	28
Buy		31,594	02/2011	MSC	49	0	49
Buy	MYR	1,980	02/2011	BCLY	9	0	9
Buy		700	02/2011	CITI	3	0	3
Buy		1,220	02/2011	DUB	5	0	5
Buy		575	02/2011	JPM	3	0	3
Buy		650	02/2011	RBS	2	0	2
Buy	PHP	110,050	06/2011	MSC	38	0	38
Buy	SGD	1,710	03/2011	BOA	61	0	61
Buy		22,584	03/2011	DUB	281	0	281
Buy		350	03/2011	JPM	13	0	13
Buy		420	03/2011	RBS	15	0	15

					$1,834	$(673)	$1,161

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$5,864	$0	$5,864
Corporate Bonds & Notes
Banking & Finance	0	101,952	0	101,952
Industrials	0	13,479	40	13,519
Utilities	0	483	0	483
Convertible Bonds & Notes
Banking & Finance	0	106,572	2,041	108,613
Industrials	0	692,323	0	692,323
Utilities	0	31,168	0	31,168
Municipal Bonds & Notes
Illinois	0	96	0	96
Asset-Backed Securities	0	123	0	123
Common Stocks
Banking & Finance	9,187	0	0	9,187
Technology	27,549	0	0	27,549
Convertible Preferred Securities
Banking & Finance	50,185	13,375	0	63,560
Consumer Discretionary	0	3,260	0	3,260
Energy	12,470	11,100	0	23,570
Industrials	17,814	0	0	17,814
Utilities	24,939	0	0	24,939
Preferred Securities
Banking & Finance	0	1,305	0	1,305
Real Estate Investment Trusts	2,142	0	0	2,142
Short-Term Instruments
Repurchase Agreements	0	29,546	0	29,546
Japan Treasury Bills	0	20,321	0	20,321
U.S. Treasury Bills	0	41,017	0	41,017
Purchased Options
Equity Contracts	842	0	0	842
	$145,128	$1,071,984	$2,081	$1,219,193

Short Sales, at value	$(47,649)	$0	$0	$(47,649)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,904	0	3,904
Equity Contracts	8,043	0	0	8,043
Foreign Exchange Contracts	0	1,834	0	1,834
Interest Rate Contracts	0	655	0	655
	$8,043	$6,393	$0	$14,436

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5,111)	0	(5,111)
Equity Contracts	(88)	0	0	(88)
Foreign Exchange Contracts	0	(673)	0	(673)
Interest Rate Contracts	0	(1,008)	0	(1,008)
	$(88)	$(6,792)	$0	$(6,880)

Totals	$105,434	$1,071,585	$2,081	$1,179,100

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$0	$0	$0	$0	$0	$40	$0	$40	$0
Convertible Bonds & Notes
Banking & Finance	1,950	0	0	0	0	91	0	0	2,041	91

	$1,950	$0	$0	$0	$0	$91	$40	$0	$2,081	$91

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO Developing Local Markets Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Westpac Banking Corp.
0.492% due 12/14/2012		$38,000	$38,033

Total Australia (Cost $38,000)			38,033

BARBADOS 0.2%
CORPORATE BONDS & NOTES 0.2%
Columbus International, Inc.
11.500% due 11/20/2014		$6,500	7,247

Total Barbados (Cost $7,037)			7,247

BRAZIL 5.4%
CORPORATE BONDS & NOTES 0.2%
Banco do Brasil S.A.
4.500% due 01/22/2015		$7,600	7,942

SOVEREIGN ISSUES 5.2%
Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,699
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	2,280
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		47,980	28,392
10.000% due 01/01/2013		11,200	6,491
10.000% due 01/01/2017		259,643	143,417

			183,279

Total Brazil (Cost $176,331)			191,221

CANADA 0.4%
CORPORATE BONDS & NOTES 0.4%
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		$900	965
Devon Financing Corp. ULC
6.875% due 09/30/2011		4,500	4,702
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		8,100	8,100
TELUS Corp.
8.000% due 06/01/2011		1,209	1,242

Total Canada (Cost $14,979)			15,009

CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.1%
Atrium CDO Corp.
0.718% due 06/27/2015		$1,015	965
Hyundai Capital Auto Funding Ltd.
1.261% due 09/20/2016		4,500	4,442

			5,407

CORPORATE BONDS & NOTES 0.3%
Vita Capital III Ltd.
1.390% due 01/01/2011		9,300	9,299

Total Cayman Islands (Cost $14,705)			14,706

CHILE 0.0%
CORPORATE BONDS & NOTES 0.0%
Codelco, Inc.
4.750% due 10/15/2014		$1,000	1,070
6.375% due 11/30/2012		500	545

Total Chile (Cost $1,619)			1,615

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of China
4.875% due 07/21/2015		$1,699	1,830
5.250% due 07/29/2014		1,512	1,625

Total China (Cost $3,409)			3,455

COLOMBIA 1.5%
SOVEREIGN ISSUES 1.5%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	465
Colombia Government International Bond
2.092% due 11/16/2015		$13,760	13,932
3.852% due 03/18/2013		4,900	5,022
8.250% due 12/22/2014		10,570	12,446
10.000% due 01/23/2012		9,760	10,639
10.750% due 01/15/2013		7,917	9,263

Total Colombia (Cost $51,261)			51,767

EGYPT 0.9%
BANK LOAN OBLIGATIONS 0.3%
Petroleum Export Ltd.
3.319% due 12/07/2012		$8,300	8,276

CORPORATE BONDS & NOTES 0.6%
Petroleum Export II Ltd.
6.340% due 06/20/2011		9,379	9,354
Petroleum Export Ltd.
5.265% due 06/15/2011		12,865	12,843

			22,197

SOVEREIGN ISSUES 0.0%
Egypt Government International Bond
8.750% due 07/11/2011		40	42

Total Egypt (Cost $30,556)			30,515

EL SALVADOR 0.5%
SOVEREIGN ISSUES 0.5%
El Salvador Government International Bond
8.500% due 07/25/2011		$16,923	17,600

Total El Salvador (Cost $17,432)			17,600

FRANCE 1.2%
CORPORATE BONDS & NOTES 1.2%
Dexia Credit Local S.A.
0.539% due 01/12/2012		$43,400	43,237

Total France (Cost $43,400)			43,237

GUATEMALA 0.3%
SOVEREIGN ISSUES 0.3%
Guatemala Government Bond
9.250% due 08/01/2013		$4,060	4,740
10.250% due 11/08/2011		3,998	4,308

Total Guatemala (Cost $8,928)			9,048

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	846

Total Hungary (Cost $977)			846

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
5.750% due 01/12/2012		$4,000	4,158

Total India (Cost $4,137)			4,158

INDONESIA 0.9%
CORPORATE BONDS & NOTES 0.9%
Majapahit Holding BV
7.250% due 10/17/2011		$32,443	33,776

Total Indonesia (Cost $33,293)			33,776

IRELAND 1.0%
CORPORATE BONDS & NOTES 1.0%
DanFin Funding Ltd.
0.989% due 07/16/2013		$34,000	33,985

Total Ireland (Cost $34,000)			33,985

ISRAEL 0.0%
CORPORATE BONDS & NOTES 0.0%
Israel Electric Corp. Ltd.
7.950% due 05/30/2011		$300	307

Total Israel (Cost $307)			307

KAZAKHSTAN 2.3%
CORPORATE BONDS & NOTES 2.3%
Intergas Finance BV
6.875% due 11/04/2011		$5,844	6,092
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		13,400	13,634
KazMunayGas National Co.
8.375% due 07/02/2013		20,400	22,593
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		38,460	40,388

Total Kazakhstan (Cost $81,342)			82,707

LUXEMBOURG 1.0%
CORPORATE BONDS & NOTES 1.0%
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	5,600	8,062
Sberbank Via SB Capital S.A.
5.930% due 11/14/2011		$25,000	25,969
6.480% due 05/15/2013		1,500	1,605
Telecom Italia Capital S.A.
0.767% due 02/01/2011		1,550	1,549

Total Luxembourg (Cost $36,701)			37,185

MALAYSIA 0.9%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
7.000% due 05/22/2012		$24,525	26,356
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,040

			27,396

SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond
7.500% due 07/15/2011		2,950	3,047

Total Malaysia (Cost $30,117)			30,443

MEXICO 4.0%
CORPORATE BONDS & NOTES 1.8%
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,400	1,484
Pemex Finance Ltd.
9.030% due 02/15/2011		530	534

Pemex Project Funding Master Trust
0.903% due 12/03/2012		34,259	34,208
5.500% due 02/24/2025	EUR	6,900	9,025
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	214,500	17,827

			63,078

SOVEREIGN ISSUES 2.2%
Mexico Government International Bond
7.500% due 06/21/2012		928,545	78,157

Total Mexico (Cost $138,220)			141,235

PANAMA 1.8%
SOVEREIGN ISSUES 1.8%
Panama Government International Bond
7.250% due 03/15/2015		$23,070	26,761
9.375% due 07/23/2012		9,585	10,783
9.625% due 02/08/2011		24,964	25,376

Total Panama (Cost $62,358)			62,920

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
9.125% due 02/21/2012		$8,000	8,736

Total Peru (Cost $8,656)			8,736

PHILIPPINES 0.7%
CORPORATE BONDS & NOTES 0.4%
National Power Corp.
4.534% due 08/23/2011		$15,009	15,303

SOVEREIGN ISSUES 0.3%
Philippines Government International Bond
8.250% due 01/15/2014		229	269
8.875% due 03/17/2015		7,860	9,727

			9,996

Total Philippines (Cost $25,000)			25,299

POLAND 5.4%
SOVEREIGN ISSUES 5.4%
Poland Government International Bond
0.000% due 07/25/2012	PLN	49,000	15,493
0.000% due 10/25/2012		42,000	13,116
4.250% due 05/24/2011		317,500	107,370
4.750% due 04/25/2012		50,200	17,021
5.500% due 04/25/2015		31,000	10,558
5.750% due 04/25/2014		19,000	6,554
6.250% due 07/03/2012		$20,300	21,645

Total Poland (Cost $196,560)			191,757

QATAR 2.0%
CORPORATE BONDS & NOTES 2.0%
Qatar Petroleum
5.579% due 05/30/2011		$5,476	5,580
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		10,955	12,102
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		45,250	47,739
5.500% due 09/30/2014		2,750	2,966
5.832% due 09/30/2016		1,400	1,511

			69,898

SOVEREIGN ISSUES 0.0%
Qatar Government International Bond
4.000% due 01/20/2015		300	312
5.150% due 04/09/2014		200	215

			527

Total Qatar (Cost $68,875)			70,425

RUSSIA 8.5%
CORPORATE BONDS & NOTES 8.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	3,000	4,171
5.670% due 03/05/2014		$7,130	7,558
6.103% due 06/27/2012		50,840	53,509
7.700% due 08/07/2013		2,000	2,224
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		30,598	31,724
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		60,580	68,834
Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		600	652
Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		2,722	2,904
JPMorgan Chase Bank N.A.
3.136% due 02/11/2011 (i)		1,900	1,818
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		2,300	2,458
7.175% due 05/16/2013		10,240	10,955
9.000% due 06/11/2014		6,100	6,893
Sberbank Via SB Capital S.A.
6.468% due 07/02/2013		10,370	11,122
TNK-BP Finance S.A.
6.125% due 03/20/2012		19,000	19,938
6.875% due 07/18/2011		49,050	50,620
7.500% due 03/13/2013		7,125	7,715
VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		7,300	7,795
8.250% due 06/30/2011	EUR	3,000	4,129

			295,019

SOVEREIGN ISSUES 0.2%
Russia Government International Bond
3.625% due 04/29/2015		$7,900	7,950

Total Russia (Cost $296,377)			302,969

SOUTH AFRICA 2.9%
SOVEREIGN ISSUES 2.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,580	2,233
6.500% due 06/02/2014		$14,697	16,608
7.375% due 04/25/2012		79,653	86,025

Total South Africa (Cost $104,015)			104,866

SOUTH KOREA 3.8%
CORPORATE BONDS & NOTES 0.6%
Industrial Bank of Korea
0.558% due 04/27/2011		$3,000	2,974
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,300	4,723
Shinhan Bank
1.603% due 06/04/2011		14,000	14,011
Woori Bank
0.662% due 09/14/2011		500	493

			22,201

SOVEREIGN ISSUES 3.2%
Export-Import Bank of Korea
1.290% due 02/14/2013	EUR	2,600	3,310
1.352% due 03/13/2012		$16,500	16,496
5.125% due 02/14/2011		9,450	9,485
5.500% due 10/17/2012		11,400	12,077
5.750% due 05/22/2013	EUR	800	1,135
5.875% due 01/14/2015		$300	325
8.125% due 01/21/2014		7,310	8,373
Korea Development Bank
0.502% due 09/12/2011		2,000	1,997
0.564% due 11/22/2012		12,600	12,326
1.132% due 04/03/2014	EUR	1,000	1,278
1.229% due 03/09/2011		3,000	3,995
5.300% due 01/17/2013		$13,213	14,013
5.750% due 05/13/2012		4,800	5,055
5.750% due 09/10/2013		2,310	2,507
8.000% due 01/23/2014		4,370	4,992
Korea Government Bond
4.250% due 06/01/2013		5,000	5,241
Korea National Housing Corp.
0.534% due 11/22/2011		10,000	9,944

			112,549

Total South Korea (Cost $133,698)			134,750

THAILAND 0.1%
SOVEREIGN ISSUES 0.1%
Thailand Government Bond
3.875% due 06/13/2019	THB	154,000	5,260

Total Thailand (Cost $5,370)			5,260

TUNISIA 2.2%
SOVEREIGN ISSUES 2.2%
Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	4,600	6,216
6.250% due 02/20/2013		100	143
7.375% due 04/25/2012		$67,909	72,833

Total Tunisia (Cost $79,034)			79,192

TURKEY 4.6%
SOVEREIGN ISSUES 4.6%
Turkey Government International Bond
0.000% due 02/02/2011	TRY	30,000	19,375
0.000% due 05/11/2011		72,000	45,625
0.000% due 11/16/2011		6,800	4,168
4.000% due 04/29/2015 (c)		6,271	4,500
9.000% due 06/30/2011		$5,470	5,716
11.500% due 01/23/2012		5,119	5,688
14.000% due 01/19/2011	TRY	122,400	79,606

Total Turkey (Cost $171,105)			164,678

UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi
5.500% due 08/02/2012		$13,600	14,486

Total United Arab Emirates (Cost $14,100)			14,486

UNITED KINGDOM 3.4%
CORPORATE BONDS & NOTES 3.4%
Barclays Bank PLC
10.179% due 06/12/2021		$15,240	19,010
Royal Bank of Scotland Group PLC
0.554% due 03/30/2012		38,500	38,492
1.188% due 04/23/2012		52,000	52,538

Vodafone Group PLC
0.572% due 02/27/2012		6,131	6,142
0.642% due 06/15/2011		4,840	4,847
5.350% due 02/27/2012		1,800	1,888

Total United Kingdom (Cost $118,988)			122,917

UNITED STATES 15.3%
ASSET-BACKED SECURITIES 0.3%
ACE Securities Corp.
0.311% due 12/25/2036		189	182
Bear Stearns Asset-Backed Securities Trust
0.311% due 11/25/2036		142	137
0.341% due 10/25/2036		227	213
Carrington Mortgage Loan Trust
0.361% due 06/25/2037		2,242	2,034
0.581% due 10/25/2035		268	255
Citigroup Mortgage Loan Trust, Inc.
0.321% due 05/25/2037		277	264
0.321% due 07/25/2045		454	375
Countrywide Asset-Backed Certificates
0.361% due 09/25/2047		294	285
0.421% due 02/25/2036		11	11
Credit-Based Asset Servicing & Securitization LLC
0.381% due 07/25/2037		125	112
Daimler Chrysler Auto Trust
1.745% due 09/10/2012		1,035	1,038
GE-WMC Mortgage Securities LLC
0.301% due 08/25/2036		63	25
GSAA Trust
0.561% due 05/25/2047		700	443
GSAMP Trust
0.331% due 10/25/2036		12	11
0.331% due 12/25/2036		264	193
HSBC Asset Loan Obligation
0.321% due 12/25/2036		235	215
HSI Asset Securitization Corp. Trust
0.321% due 05/25/2037		275	270
JPMorgan Mortgage Acquisition Corp.
0.311% due 10/25/2036		181	176
0.371% due 08/25/2036		4,272	2,028
MASTR Asset-Backed Securities Trust
0.311% due 01/25/2037		334	106
Morgan Stanley ABS Capital I
0.301% due 10/25/2036		34	34
0.311% due 11/25/2036		15	15
Morgan Stanley Mortgage Loan Trust
0.491% due 02/25/2037		584	271
Nationstar Home Equity Loan Trust
0.321% due 03/25/2037		1	1
New Century Home Equity Loan Trust
0.441% due 05/25/2036		865	608
Residential Asset Securities Corp.
0.321% due 01/25/2037		15	15
Securitized Asset-Backed Receivables LLC Trust
0.301% due 01/25/2037		196	186
0.321% due 12/25/2036		387	148
0.341% due 11/25/2036		285	105
Structured Asset Securities Corp.
0.341% due 01/25/2037		172	168
WAMU Asset-Backed Certificates
0.311% due 01/25/2037		124	121

			10,045

BANK LOAN OBLIGATIONS 0.6%
Georgia-Pacific Corp.
2.302% due 12/21/2012		7,561	7,566
2.303% due 12/21/2012		217	217
Petroleum Export III Ltd.
3.802% due 04/08/2013		2,087	2,081
Urbi, Desarrolos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		10,950	10,919

			20,783

CORPORATE BONDS & NOTES 13.4%
Ally Financial, Inc.
5.375% due 06/06/2011	EUR	1,000	1,356
7.250% due 03/02/2011		$18,900	19,055
American International Group, Inc.
0.399% due 10/18/2011		2,800	2,778
Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	13,911
Anheuser-Busch InBev Worldwide, Inc.
1.033% due 03/26/2013		1,500	1,515
3.000% due 10/15/2012		12,000	12,387
Bear Stearns Cos. LLC
5.300% due 10/30/2015		800	869
6.400% due 10/02/2017		300	342
Citibank N.A.
0.304% due 09/21/2012		16,030	16,038
Citigroup Funding, Inc.
0.618% due 04/30/2012		12,985	13,055
Citigroup, Inc.
0.374% due 05/18/2011		8,900	8,897
CVS Caremark Corp.
5.750% due 08/15/2011		900	928
Daimler Finance North America LLC
5.750% due 09/08/2011		2,000	2,067
7.750% due 01/18/2011		900	902
Dow Chemical Co.
2.536% due 08/08/2011		7,500	7,581
4.850% due 08/15/2012		900	949
Duke Energy Carolinas LLC
5.625% due 11/30/2012		1,800	1,951
6.250% due 01/15/2012		900	950
El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,700	3,806
General Electric Capital Corp.
0.236% due 05/08/2012		52,500	52,508
0.356% due 08/15/2011		2,800	2,802
0.409% due 04/10/2012		24,000	23,974
0.553% due 12/07/2012		12,500	12,574
0.737% due 02/01/2011		28,000	28,014
Hewlett-Packard Co.
1.342% due 05/27/2011		27,500	27,620
HJ Heinz Finance Co.
6.625% due 07/15/2011		2,400	2,475
International Lease Finance Corp.
0.633% due 07/01/2011		10,000	9,842
4.950% due 02/01/2011		1,300	1,306
John Deere Capital Corp.
1.052% due 06/10/2011		20,900	20,972
JPMorgan Chase & Co.
0.459% due 01/17/2011		10,960	10,961
1.264% due 09/26/2013	EUR	4,400	5,748
Kraft Foods, Inc.
5.625% due 11/01/2011		$580	603
Lehman Brothers Holdings, Inc.
4.730% due 06/01/2011 (a)(i)	CAD	5,325	986
6.875% due 05/02/2018 (a)		$6,974	1,761
7.875% due 05/08/2018 (a)	GBP	5,000	1,871
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012		$2,300	2,279
Metropolitan Life Global Funding I
0.552% due 03/15/2012		4,100	4,105
Morgan Stanley
0.539% due 01/18/2011		6,989	6,990
0.654% due 06/20/2012		25,000	25,144
NextEra Energy Capital Holdings, Inc.
1.182% due 06/17/2011		9,600	9,636
PACCAR, Inc.
1.476% due 09/14/2012		8,000	8,146
Pemex Project Funding Master Trust
0.903% due 12/03/2012		5,000	4,992
Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,697
SLM Corp.
0.502% due 03/15/2011		700	698
0.518% due 10/25/2011		1,000	986
5.375% due 05/15/2014		1,100	1,106
Southern Co.
0.689% due 10/21/2011		14,700	14,750
Sprint Capital Corp.
7.625% due 01/30/2011		1,650	1,656
Steel Dynamics, Inc.
7.375% due 11/01/2012		5,000	5,300
Teva Pharmaceutical Finance III LLC
0.704% due 12/19/2011		6,800	6,829
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,912
UnitedHealth Group, Inc.
1.586% due 02/07/2011		16,000	16,018
Verizon Wireless Capital LLC
2.884% due 05/20/2011		15,000	15,152
Wachovia Corp.
0.418% due 04/23/2012		9,700	9,692
0.422% due 03/15/2011		9,700	9,702
Weyerhaeuser Co.
6.750% due 03/15/2012		11,000	11,624
XTO Energy, Inc.
7.500% due 04/15/2012		2,042	2,212

			476,980

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
0.501% due 05/25/2047		464	70
Banc of America Mortgage Securities, Inc.
2.767% due 07/25/2034		616	571
Countrywide Alternative Loan Trust
0.531% due 05/25/2036		390	81
0.611% due 06/25/2037		614	120
5.305% due 10/25/2035		390	329
Countrywide Home Loan Mortgage Pass-Through Trust
3.070% due 04/20/2035		3,107	2,974
5.388% due 02/20/2036		561	431
Credit Suisse First Boston Mortgage Securities Corp.
2.585% due 06/25/2033		1,767	1,692
Merrill Lynch Floating Trust
0.330% due 06/15/2022		730	708
Morgan Stanley Capital I
0.321% due 10/15/2020		1,058	1,017
Sovereign Commercial Mortgage Securities Trust
5.811% due 07/22/2030		574	594
Structured Adjustable Rate Mortgage Loan Trust
2.604% due 07/25/2034		3,515	3,200

			11,787

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
1.530% due 06/01/2043 - 07/01/2044		718	719
2.403% due 11/01/2035		174	180
5.000% due 02/25/2017		63	64
5.118% due 09/01/2035		381	405
5.148% due 11/01/2035		340	362
5.179% due 10/01/2035		335	356
5.201% due 08/01/2035		337	359
5.285% due 09/01/2035		304	324
Freddie Mac
0.350% due 04/01/2011 (f)		20,076	20,085
0.541% due 09/25/2031		295	280
2.911% due 08/01/2035		49	52

			23,186

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
2.375% due 08/31/2014 (e)(f)		3,500	3,626

Total United States (Cost $546,169)			546,407

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
PCCW-HKT Capital Ltd.
8.000% due 11/15/2011		$1,000	1,049

Total Virgin Islands (British) (Cost $1,052)			1,049

SHORT-TERM INSTRUMENTS 25.4%
CERTIFICATES OF DEPOSIT 0.6%
Itau Unibanco S.A.
1.700% due 09/12/2011		$20,000	20,164

COMMERCIAL PAPER 2.1%
Mexico Cetes
4.603% due 03/24/2011	MXN	420,880	33,719
4.633% due 04/07/2011		536,000	42,865

			76,584

CORPORATE BONDS & NOTES 0.8%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		$4,100	3,996
2.596% due 12/29/2011		10,000	9,748
WM Wrigley Jr. Co.
1.678% due 06/28/2011		14,200	14,209

			27,953

REPURCHASE AGREEMENTS 0.3%
BNP Paribas Bank
0.180% due 01/03/2011		300	300
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 0.500% due 04/15/2015 valued at $307. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		8,529	8,529
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $8,700. Repurchase proceeds are $8,529.)

			8,829

EGYPT TREASURY BILLS 0.4%
9.990% due 03/29/2011	EGP	84,950	14,344

ISRAEL TREASURY BILLS 0.9%
2.019% due 03/02/2011	ILS	120,000	33,709

JAPAN TREASURY BILLS 4.8%
0.105% due 01/24/2011	JPY	14,050,000	173,040

POLAND TREASURY BILLS 2.1%
3.660% due 01/26/2011	PLN	222,000	74,820

TURKEY TREASURY BILLS 0.6%
6.901% due 07/20/2011	TRY	34,000	21,279

U.S. TREASURY BILLS 0.8%
0.131% due 01/06/2011 - 06/23/2011 (b)(e)		$27,668	27,659

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 12.0%
		42,773,497	428,419

Total Short-Term Instruments (Cost $899,071)			906,800

Total Investments 98.9% (Cost $3,497,179)			$3,530,606
Written Options (h) (0.0%) (Premiums $138)			(541)
Other Assets and Liabilities (Net) 1.1%			39,891

Net Assets 100.0%			$3,569,956

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund

(e)	Securities with an aggregate market value of $4,713 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $2,794 and cash of $84 have been pledged as collateral for the following open future contract on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note March Futures	Long	03/2011	1,153	$(3,828)

(g)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.673%	$12,300	$34	$0	$34
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.044%	9,400	3	0	3

						$37	$0	$37

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC	BRL 100,000	$(133)	$4	$(138)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC	121,900	1,901	839	1,062
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC	87,500	15	16	(1)
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP	18,200	860	73	787

						$2,643	$932	$1,710

(h)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$129.000	01/21/2011	145	$63	$2
Put - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/21/2011	145	75	539

				$138	$541

(i)	Restricted securities as of December 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.136%	02/11/2011	02/17/2010	$1,900	$1,818	0.05%
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	393	985	0.03%

				$2,293	$2,803	0.08%

(j)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	01/01/2041	$2,000	$2,163	$2,167

(k)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	15,334	02/2011	HSBC	$476	$0	$476
Sell		1,247	02/2011	HSBC	0	(16)	(16)
Buy		8,445	02/2011	JPM	260	0	260
Sell		23,779	02/2011	UBS	0	(242)	(242)
Sell		204,480	03/2011	HSBC	0	(1,706)	(1,706)
Buy		23,779	04/2011	UBS	242	0	242
Sell	CAD	453	02/2011	DUB	0	(5)	(5)
Sell	CHF	319	02/2011	RBC	0	(20)	(20)
Buy	CLP	8,513,408	01/2011	DUB	878	0	878
Sell		20,374,544	01/2011	DUB	0	(1,628)	(1,628)
Buy		7,602,132	01/2011	HSBC	321	0	321
Buy		15,020,333	01/2011	JPM	1,683	0	1,683
Sell		12,366,761	01/2011	JPM	0	(988)	(988)
Buy		2,383,111	01/2011	MSC	188	0	188
Buy		20,374,544	06/2011	DUB	1,527	0	1,527
Buy		12,366,761	06/2011	JPM	950	0	950
Sell	CNY	3,652	01/2011	BCLY	0	(13)	(13)
Buy		17,863	01/2011	BOA	21	0	21
Buy		17,882	01/2011	CITI	14	0	14
Buy		33,398	01/2011	DUB	68	0	68
Sell		144,941	01/2011	DUB	0	(223)	(223)
Buy		47,579	01/2011	JPM	34	0	34
Buy		31,871	01/2011	MSC	37	0	37
Buy		13,103	04/2011	BOA	55	0	55
Sell		7,428	04/2011	JPM	0	(33)	(33)
Buy		111,736	06/2011	BCLY	431	0	431
Buy		87,834	06/2011	CITI	465	0	465
Buy		9,254	06/2011	DUB	0	(19)	(19)
Buy		76,928	06/2011	JPM	173	0	173
Sell		67,135	06/2011	RBS	0	(292)	(292)
Buy		40,110	06/2011	UBS	149	0	149
Buy		45,460	11/2011	BCLY	9	(30)	(21)
Buy		324,174	11/2011	CITI	356	(112)	244
Buy		38,550	11/2011	DUB	0	(33)	(33)
Buy		26,121	11/2011	HSBC	0	(25)	(25)
Buy		111,936	11/2011	JPM	0	(94)	(94)
Buy		9,224	11/2011	RBS	2	0	2
Buy		31,097	02/2012	BCLY	0	(24)	(24)
Buy		170,144	02/2012	DUB	255	0	255
Buy		26,230	02/2012	JPM	82	0	82
Buy		19,863	02/2012	UBS	91	0	91
Buy		25,892	08/2013	DUB	151	0	151
Buy	COP	18,380,000	04/2011	CITI	0	(335)	(335)
Buy		39,399,938	04/2011	DUB	28	(1,191)	(1,163)
Buy		2,073,750	04/2011	JPM	40	0	40
Buy		18,914,055	04/2011	RBS	0	(525)	(525)
Buy	CZK	1,000,000	02/2011	BCLY	0	(3,295)	(3,295)
Buy		97,849	02/2011	CITI	0	(291)	(291)
Buy		1,266,435	02/2011	DUB	0	(3,706)	(3,706)
Buy		1,177,330	02/2011	JPM	0	(2,679)	(2,679)
Buy		1,000,000	02/2011	MSC	0	(3,122)	(3,122)
Sell	EUR	112	01/2011	BNP	0	(3)	(3)
Sell		44,524	01/2011	CITI	2,152	0	2,152
Sell		2,904	01/2011	CSFB	160	0	160
Buy		610	01/2011	HSBC	0	(3)	(3)
Buy		2,918	01/2011	RBC	18	0	18
Sell		110	03/2011	CITI	3	0	3
Sell	GBP	1,685	03/2011	BCLY	2	0	2
Sell		1,685	03/2011	DUB	3	0	3
Sell		1,124	03/2011	RBS	6	0	6
Buy	HKD	610,413	01/2011	BCLY	0	(164)	(164)
Buy		32,800	01/2011	CITI	0	(9)	(9)
Buy		1,808,512	01/2011	DUB	0	(441)	(441)
Sell		1,660,029	01/2011	DUB	0	(4)	(4)
Buy		77,468	01/2011	GSC	0	(32)	(32)
Sell		899,367	01/2011	HSBC	0	(45)	(45)
Buy		31,011	01/2011	JPM	0	(10)	(10)
Sell		807	01/2011	JPM	0	0	0
Buy		1,660,029	04/2011	DUB	37	0	37
Buy		899,367	04/2011	HSBC	64	0	64
Buy		807	04/2011	JPM	0	0	0
Buy	HUF	806,625	01/2011	CITI	11	(3)	8
Buy		105,236	01/2011	DUB	5	0	5
Buy		9,174,236	01/2011	JPM	0	(2,434)	(2,434)
Sell		1,558,568	01/2011	JPM	0	(124)	(124)
Buy	IDR	1,006,744	01/2011	BCLY	1	0	1
Buy		28,410,000	01/2011	CITI	153	0	153
Buy		39,090,000	01/2011	HSBC	338	0	338
Buy		57,405,000	01/2011	JPM	371	0	371
Buy		47,575,000	01/2011	MSC	280	0	280
Sell		173,000,000	01/2011	RBS	0	(147)	(147)
Buy		54,456,000	03/2011	JPM	27	0	27
Buy		2,893,473	04/2011	BCLY	17	0	17
Buy		337,760,000	04/2011	CITI	264	(7)	257
Buy		19,124,000	04/2011	HSBC	110	0	110
Buy		65,926,000	04/2011	UBS	275	0	275
Buy		28,197,000	07/2011	CITI	0	(12)	(12)
Buy		9,920,000	07/2011	DUB	6	0	6
Buy		33,969,900	07/2011	HSBC	49	0	49
Buy		33,133,000	07/2011	JPM	12	0	12
Buy		28,531,000	10/2011	DUB	0	(3)	(3)
Buy		233,232,015	10/2011	RBS	193	(36)	157
Buy	ILS	388,113	05/2011	DUB	2,852	0	2,852
Sell		18,432	05/2011	HSBC	0	(185)	(185)
Buy		900	05/2011	JPM	9	0	9
Buy	INR	945,824	03/2011	BCLY	618	0	618
Sell		893,209	03/2011	BCLY	0	(28)	(28)
Buy		4,660	03/2011	BOA	4	0	4
Buy		791,600	03/2011	CITI	52	0	52
Buy		955,570	03/2011	DUB	181	0	181
Buy		440,634	03/2011	HSBC	272	0	272
Buy		1,012,633	03/2011	JPM	586	0	586
Buy		95,160	03/2011	MSC	109	0	109
Buy		1,332,822	03/2011	RBS	2	(27)	(25)
Buy		920,922	03/2011	UBS	614	0	614
Sell	JPY	7,150,000	01/2011	DUB	0	(649)	(649)
Sell		802,901	01/2011	GSC	0	(351)	(351)
Sell		6,900,000	01/2011	JPM	0	(579)	(579)
Sell		477,918	01/2011	RBC	0	(211)	(211)
Sell		955,835	01/2011	RBS	0	(402)	(402)
Buy	KRW	5,508,960	01/2011	DUB	98	0	98
Sell		12,617,160	01/2011	JPM	0	(226)	(226)
Buy		4,866,400	01/2011	MSC	300	0	300
Buy		2,241,800	01/2011	UBS	0	(19)	(19)
Buy		17,156,040	05/2011	BCLY	0	(81)	(81)
Buy		29,153,780	05/2011	CITI	133	(64)	69
Buy		963,948	05/2011	GSC	3	0	3
Buy		2,257,000	05/2011	HSBC	0	(16)	(16)
Buy		17,823,360	05/2011	JPM	276	0	276
Buy		4,126,320	05/2011	MSC	47	0	47
Buy		4,526,000	05/2011	RBS	0	0	0
Buy	MXN	447,115	02/2011	CITI	2,311	0	2,311
Sell		671,158	02/2011	CITI	0	(670)	(670)
Buy		3,261,165	02/2011	DUB	13,312	(42)	13,270
Sell		1,781	02/2011	DUB	0	(4)	(4)
Buy		71,249	02/2011	JPM	201	0	201
Buy		549,020	02/2011	MSC	2,694	0	2,694
Sell		333,959	02/2011	MSC	0	(170)	(170)
Buy	MYR	114,960	02/2011	BCLY	521	0	521
Buy		69,379	02/2011	CITI	279	0	279
Buy		70,910	02/2011	DUB	317	0	317
Buy		33,239	02/2011	JPM	149	0	149
Buy		37,630	02/2011	RBS	142	0	142
Buy	PEN	108,963	03/2011	CITI	0	(321)	(321)
Buy		9,291	03/2011	DUB	0	(30)	(30)
Buy		108,827	03/2011	HSBC	0	(370)	(370)
Buy		23,713	03/2011	MSC	0	(78)	(78)
Buy	PHP	188,000	06/2011	BOA	0	(25)	(25)
Buy		2,976,200	06/2011	CITI	536	(139)	397
Buy		679,613	06/2011	DUB	175	0	175
Buy		510,575	06/2011	HSBC	108	0	108
Buy		698,161	06/2011	JPM	177	0	177
Buy		446,642	06/2011	RBS	0	(92)	(92)
Buy		96,200	11/2011	JPM	216	0	216
Buy		198,760	11/2011	UBS	577	0	577
Buy	PLN	343,479	02/2011	BCLY	0	(3,328)	(3,328)
Buy		198,326	02/2011	CITI	0	(2,119)	(2,119)
Sell		324,282	02/2011	CITI	8,709	0	8,709
Buy		27,819	02/2011	DUB	0	(627)	(627)
Sell		31,715	02/2011	HSBC	215	0	215
Buy		300,000	02/2011	JPM	0	(2,641)	(2,641)
Buy		61,400	02/2011	MSC	897	0	897
Buy	RON	289,246	02/2011	BCLY	0	(3,529)	(3,529)
Sell		739	02/2011	BNP	0	(4)	(4)
Buy		82,657	02/2011	DUB	0	(896)	(896)
Buy		6,473	02/2011	JPM	23	0	23
Buy	RUB	265,716	04/2011	CITI	0	(124)	(124)
Buy		103,746	04/2011	DUB	0	(41)	(41)
Buy		5,535	04/2011	JPM	0	0	0
Buy		150,110	04/2011	MSC	6	(36)	(30)
Buy		93,450	04/2011	UBS	44	0	44
Buy	SGD	173	01/2011	HSBC	1	0	1
Sell		411	01/2011	MSC	0	(5)	(5)
Sell		322	01/2011	RBS	0	(6)	(6)
Buy		733	01/2011	UBS	16	0	16
Buy		3,949	02/2011	DUB	77	0	77
Sell		173	02/2011	HSBC	0	(1)	(1)
Buy		417	02/2011	UBS	9	0	9
Buy		325,209	03/2011	BOA	11,579	0	11,579
Sell		1,286	03/2011	BOA	0	(2)	(2)
Buy		13,193	03/2011	CITI	130	0	130
Sell		12,105	03/2011	CITI	0	(433)	(433)
Buy		74,279	03/2011	DUB	2,262	0	2,262
Sell		500	03/2011	DUB	0	(11)	(11)
Sell		13,220	03/2011	HSBC	0	(302)	(302)
Buy		67,935	03/2011	JPM	2,520	0	2,520
Buy		6,830	03/2011	MSC	113	0	113
Buy		80,519	03/2011	RBS	2,966	0	2,966
Buy		621	06/2011	CITI	10	0	10
Buy		1,023	06/2011	DUB	12	0	12
Buy		322	06/2011	RBS	6	0	6
Buy	THB	3,584	02/2011	CITI	0	(1)	(1)
Buy		1,228,393	02/2011	HSBC	1,141	(284)	857
Sell		539,010	02/2011	JPM	135	0	135
Buy		311,460	02/2011	RBS	459	0	459
Buy	TRY	11,202	01/2011	BCLY	0	(497)	(497)
Sell		54,146	01/2011	BCLY	1,882	0	1,882
Buy		1,516	01/2011	CITI	0	(21)	(21)
Buy		150,000	01/2011	CSFB	0	(7,487)	(7,487)
Sell		23,351	01/2011	DUB	480	0	480
Sell		5,814	01/2011	HSBC	228	0	228
Buy		7,667	01/2011	JPM	0	(448)	(448)
Sell		32,630	01/2011	JPM	654	0	654
Buy		85,386	01/2011	MSC	0	(4,549)	(4,549)
Sell		23,363	01/2011	MSC	480	0	480
Buy	TWD	310,700	01/2011	BCLY	692	0	692
Buy		78,562	01/2011	CITI	204	0	204
Buy		490,684	01/2011	DUB	1,182	0	1,182
Sell		1,651,659	01/2011	DUB	0	(1,558)	(1,558)
Sell		319,259	01/2011	GSC	0	(273)	(273)
Buy		49,936	01/2011	HSBC	118	0	118
Buy		203,533	01/2011	JPM	559	0	559
Buy		313,304	01/2011	MSC	811	0	811
Buy		524,198	01/2011	UBS	1,185	0	1,185
Buy		55,959	04/2011	BOA	121	0	121
Buy		1,690,859	04/2011	DUB	2,238	0	2,238
Buy		319,259	04/2011	GSC	387	0	387
Buy		57,421	04/2011	JPM	114	0	114
Buy	ZAR	1,544	01/2011	BCLY	10	0	10
Buy		2,838	01/2011	CITI	29	0	29
Buy		426,334	01/2011	DUB	3,657	0	3,657
Sell		10,640	01/2011	DUB	0	(9)	(9)
Buy		34,321	01/2011	HSBC	192	0	192
Buy		19,217	01/2011	JPM	127	0	127
Sell		47,950	01/2011	JPM	0	(53)	(53)
Buy		329,558	01/2011	MSC	2,729	0	2,729
Sell		40,587	01/2011	MSC	0	(39)	(39)

					$90,823	$(58,227)	$32,596

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Australia
Corporate Bonds & Notes	$0	$38,033	$0	$38,033
Barbados
Corporate Bonds & Notes	0	7,247	0	7,247
Brazil
Corporate Bonds & Notes	0	7,942	0	7,942
Sovereign Issues	0	183,279	0	183,279
Canada
Corporate Bonds & Notes	0	15,009	0	15,009
Cayman Islands
Asset-Backed Securities	0	0	5,407	5,407
Corporate Bonds & Notes	0	0	9,299	9,299
Chile
Corporate Bonds & Notes	0	1,615	0	1,615
China
Sovereign Issues	0	3,455	0	3,455
Colombia
Sovereign Issues	0	51,767	0	51,767
Egypt
Bank Loan Obligations	0	8,276	0	8,276
Corporate Bonds & Notes	0	22,197	0	22,197
Sovereign Issues	0	42	0	42
El Salvador
Sovereign Issues	0	17,600	0	17,600
France
Corporate Bonds & Notes	0	43,237	0	43,237
Guatemala
Sovereign Issues	0	9,048	0	9,048
Hungary
Sovereign Issues	0	846	0	846
India
Corporate Bonds & Notes	0	4,158	0	4,158
Indonesia
Corporate Bonds & Notes	0	33,776	0	33,776
Ireland
Corporate Bonds & Notes	0	33,985	0	33,985
Israel
Corporate Bonds & Notes	0	307	0	307
Kazakhstan
Corporate Bonds & Notes	0	82,707	0	82,707
Luxembourg
Corporate Bonds & Notes	0	37,185	0	37,185
Malaysia
Corporate Bonds & Notes	0	27,396	0	27,396
Sovereign Issues	0	3,047	0	3,047
Mexico
Corporate Bonds & Notes	0	62,544	534	63,078
Sovereign Issues	0	78,157	0	78,157
Panama
Sovereign Issues	0	62,920	0	62,920
Peru
Sovereign Issues	0	8,736	0	8,736
Philippines
Corporate Bonds & Notes	0	15,303	0	15,303
Sovereign Issues	0	9,996	0	9,996
Poland
Sovereign Issues	0	191,757	0	191,757
Qatar
Corporate Bonds & Notes	0	69,898	0	69,898
Sovereign Issues	0	527	0	527
Russia
Corporate Bonds & Notes	0	293,201	1,818	295,019
Sovereign Issues	0	7,950	0	7,950
South Africa
Sovereign Issues	0	104,866	0	104,866
South Korea
Corporate Bonds & Notes	0	22,201	0	22,201
Sovereign Issues	0	112,549	0	112,549
Thailand
Sovereign Issues	0	5,260	0	5,260
Tunisia
Sovereign Issues	0	79,192	0	79,192
Turkey
Sovereign Issues	0	164,678	0	164,678
United Arab Emirates
Sovereign Issues	0	14,486	0	14,486
United Kingdom
Corporate Bonds & Notes	0	122,917	0	122,917
United States
Asset-Backed Securities	0	10,045	0	10,045
Bank Loan Obligations	0	9,864	10,919	20,783
Corporate Bonds & Notes	0	476,980	0	476,980
Mortgage-Backed Securities	0	11,787	0	11,787
U.S. Government Agencies	0	23,186	0	23,186
U.S. Treasury Obligations	0	3,626	0	3,626
Virgin Islands (British)
Corporate Bonds & Notes	0	1,049	0	1,049
Short-Term Instruments
Certificates of Deposit	0	20,164	0	20,164
Commercial Paper	0	76,584	0	76,584
Corporate Bonds & Notes	0	14,209	13,744	27,953
Repurchase Agreements	0	8,829	0	8,829
Egypt Treasury Bills	0	14,344	0	14,344
Israel Treasury Bills	0	33,709	0	33,709
Japan Treasury Bills	0	173,040	0	173,040
Poland Treasury Bills	0	74,820	0	74,820
Turkey Treasury Bills	0	21,279	0	21,279
U.S. Treasury Bills	0	27,659	0	27,659
PIMCO Short-Term Floating NAV Portfolio	428,419	0	0	428,419
	$428,419	$3,060,466	$41,721	$3,530,606

Short Sales, at value	$0	$(2,167)	$0	$(2,167)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	37	0	37
Foreign Exchange Contracts	0	90,823	0	90,823
Interest Rate Contracts	0	1,849	0	1,849
	$0	$92,709	$0	$92,709

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(58,227)	0	(58,227)
Interest Rate Contracts	(3,828)	(680)	0	(4,508)
	$(3,828)	$(58,907)	$0	$(62,735)

Totals	$424,591	$3,092,101	$41,721	$3,558,413

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010
Investments, at value
Cayman Islands
Asset-Backed Securities	$1,034	$4,394	$(114)	$1	$1	$91	$0	$0	$5,407	$0
Corporate Bonds & Notes	0	0	0	0	0	0	9,299	0	9,299	0
Mexico
Corporate Bonds & Notes	0	0	0	0	0	0	534	0	534	0
Russia
Corporate Bonds & Notes	1,874	0	0	(2)	0	(54)	0	0	1,818	(34)
United States
Bank Loan Obligations	2,732	10,950	(666)	0	0	(16)	0	(2,081)	10,919	(2,081)
Short-Term Instruments
Corporate Bonds & Notes	0	13,743	0	5	0	(4)	0	0	13,744	0

	$5,640	$29,087	$(780)	$4	$1	$17	$9,833	$(2,081)	$41,721	$(2,115)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO Diversified Income Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.1%
American General Finance Corp.
7.250% due 04/21/2015		$3,300	$3,350
Berry Plastics Corp.
7.290% due 06/05/2014		5,971	4,672
Charter Communications, Inc.
3.560% due 09/06/2016		5,081	5,025
CIT Group, Inc.
6.250% due 08/11/2015		2,368	2,419
CSC Holdings LLC
2.011% due 03/29/2016		1,344	1,352
FCI Connectors
2.790% due 09/28/2012		544	526
Ford Motor Co.
3.020% due 12/15/2013		6,522	6,505
3.040% due 12/15/2013		5,620	5,605
3.290% due 12/15/2013		1,000	997
Graham Packaging Co. LP
6.000% due 09/23/2016		2,000	2,026
Ineos Group Holdings PLC
7.001% due 12/14/2012		224	231
7.501% due 12/16/2013		2,315	2,393
8.001% due 12/16/2014		2,315	2,393
Intelsat Ltd.
5.250% due 04/03/2018		8,000	8,089
International Lease Finance Corp.
6.750% due 03/17/2015		3,900	3,973
7.000% due 03/17/2016		5,700	5,807
Kabel Deutschland Holding AG
4.500% due 12/20/2016	EUR	3,800	5,110
Novelis, Inc.
5.000% due 12/14/2016		$3,000	3,043
PagesJaunes Groupe
2.572% due 11/22/2013	EUR	4,000	4,582
Petroleum Export Ltd.
3.319% due 12/07/2012		$2,900	2,891
Polypore, Inc.
2.270% due 07/03/2014		2,325	2,299
Texas Competitive Electric Holdings Co. LLC
3.764% due 10/10/2014		8,372	6,471
UPC Holding BV
4.542% due 12/30/2016	EUR	3,750	4,767
4.792% due 12/31/2017		2,705	3,444
Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		$3,600	3,590
Vodafone Group PLC
6.875% due 08/11/2015		14,000	13,814

Total Bank Loan Obligations (Cost $108,500)			105,374

CORPORATE BONDS & NOTES 63.4%
BANKING & FINANCE 26.9%
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	231
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,700	1,802
6.103% due 06/27/2012		5,300	5,581
7.700% due 08/07/2013		2,000	2,224
8.700% due 08/07/2018		2,300	2,846
Ally Financial, Inc.
6.000% due 12/15/2011		200	204
6.625% due 05/15/2012		5,200	5,388
6.875% due 09/15/2011		3,900	4,002
6.875% due 08/28/2012		6,475	6,758
7.000% due 02/01/2012		6,050	6,246
7.500% due 12/31/2013		400	433
8.300% due 02/12/2015		6,200	6,836
American Express Bank FSB
5.500% due 04/16/2013		2,000	2,157
American Express Co.
7.250% due 05/20/2014		1,700	1,938
American General Finance Corp.
3.250% due 01/16/2013	EUR	600	702
4.875% due 07/15/2012		$3,000	2,839
6.900% due 12/15/2017		1,200	975
American International Group, Inc.
0.298% due 04/03/2012	JPY	260,000	3,142
1.179% due 04/26/2011	EUR	650	863
5.050% due 10/01/2015		$3,600	3,711
5.450% due 05/18/2017		1,000	1,015
5.600% due 10/18/2016		6,500	6,729
5.850% due 01/16/2018		32,525	33,634
6.250% due 05/01/2036		5,700	5,505
8.175% due 05/15/2068		1,400	1,501
8.250% due 08/15/2018		2,500	2,888
Anadarko Finance Co.
7.500% due 05/01/2031		1,000	1,109
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	7,500	7,951
Banco del Estado de Chile
4.125% due 10/07/2020		$2,500	2,384
Banco do Brasil S.A.
4.500% due 01/22/2015		12,200	12,749
6.000% due 01/22/2020		4,200	4,557
6.000% due 01/22/2020 (g)		2,300	2,496
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,632
Banco Santander Chile
3.750% due 09/22/2015		7,600	7,616
Bank of America Corp.
4.750% due 08/01/2015		1,400	1,442
4.750% due 05/23/2017	EUR	300	363
5.650% due 05/01/2018		$700	716
5.750% due 12/01/2017 (g)		19,600	20,425
7.375% due 05/15/2014		2,900	3,226
Bank of America Institutional Capital A
8.070% due 12/31/2026		500	507
Banque PSA Finance
8.500% due 05/04/2012	EUR	4,200	6,036
Barclays Bank PLC
5.000% due 09/22/2016		$2,400	2,543
5.125% due 01/08/2020		700	716
5.926% due 09/29/2049		7,230	6,507
6.000% due 01/23/2018	EUR	200	271
6.050% due 12/04/2017		$600	616
7.434% due 09/29/2049		13,600	13,430
10.179% due 06/12/2021		17,280	21,555
14.000% due 11/29/2049	GBP	500	939
BBVA Bancomer S.A.
7.250% due 04/22/2020		$3,500	3,711
Bear Stearns Cos. LLC
0.482% due 11/28/2011		100	100
5.700% due 11/15/2014		1,700	1,870
6.400% due 10/02/2017		1,400	1,598
7.250% due 02/01/2018		13,000	15,428
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	543
BM&FBovespa S.A.
5.500% due 07/16/2020		700	716
BNP Paribas Capital Trust VI
5.868% due 01/29/2049	EUR	4,870	6,313
C10 Capital SPV Ltd.
6.722% due 12/29/2049		$1,900	1,345
Caelus Re Ltd.
6.544% due 06/07/2011		3,800	3,819
Caterpillar Financial Services Corp.
1.053% due 06/24/2011		200	201
Catlin Insurance Co. Ltd.
7.249% due 07/29/2049		460	407
CBA Capital Trust II
6.024% due 03/29/2049		3,400	3,332
CIT Group, Inc.
7.000% due 05/01/2013		15,543	15,893
7.000% due 05/01/2014		35,640	36,085
7.000% due 05/01/2015		3,215	3,231
7.000% due 05/01/2016		1,358	1,366
7.000% due 05/01/2017		1,901	1,910
Citigroup Capital XXI
8.300% due 12/21/2077		14,375	15,022
Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	6,831
5.300% due 10/17/2012		$4,150	4,397
5.500% due 04/11/2013		3,900	4,155
5.500% due 10/15/2014		3,000	3,235
6.000% due 12/13/2013		2,050	2,242
6.000% due 08/15/2017		300	326
6.125% due 11/21/2017		2,195	2,409
6.125% due 05/15/2018		315	346
Columbus International, Inc.
11.500% due 11/20/2014		5,600	6,244
Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,000	2,932
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		3,488	4,522
DBS Bank Ltd.
0.504% due 05/16/2017		5,000	4,901
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	3,900	5,446
7.625% due 09/15/2014		9,800	13,985
9.000% due 07/30/2012		1,700	2,447
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		$4,600	4,646
7.500% due 08/01/2012		7,700	8,190
7.800% due 06/01/2012		16,746	17,809
8.000% due 06/01/2014		800	882
8.700% due 10/01/2014		10,300	11,609
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		10,000	11,974
10.500% due 03/25/2014		23,640	28,284
General Electric Capital Corp.
0.444% due 12/20/2013		400	384
4.625% due 09/15/2066	EUR	5,700	6,360
5.250% due 10/19/2012		$40	43
Genworth Financial, Inc.
7.200% due 02/15/2021		2,800	2,871
Goldman Sachs Group, Inc.
0.753% due 03/22/2016		50	47
1.347% due 02/04/2013	EUR	1,100	1,430
3.700% due 08/01/2015		$1,500	1,530
4.750% due 07/15/2013		1,225	1,306
5.375% due 02/15/2013	EUR	1,900	2,667
6.150% due 04/01/2018		$5,975	6,589
6.750% due 10/01/2037		6,100	6,256
Green Valley Ltd.
4.572% due 01/10/2011	EUR	1,300	1,734
HBOS PLC
6.750% due 05/21/2018		$1,400	1,313
HCP, Inc.
6.700% due 01/30/2018		5,000	5,372

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		2,900	1,232
HSBC Bank PLC
4.125% due 08/12/2020		3,100	2,985
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	417
4.875% due 08/24/2020		2,900	2,888
HSBC Capital Funding LP
4.610% due 12/29/2049		4,700	4,450
HSBC Finance Corp.
6.676% due 01/15/2021		5,200	5,263
HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	417
6.375% due 10/18/2022	GBP	100	166
6.500% due 05/02/2036		$5,300	5,551
6.500% due 09/15/2037		125	131
ICICI Bank Ltd.
6.625% due 10/03/2012		1,500	1,602
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,848
6.875% due 11/04/2011		378	394
International Lease Finance Corp.
5.650% due 06/01/2014		375	374
6.500% due 09/01/2014		21,750	23,164
6.625% due 11/15/2013		4,000	4,105
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,449
5.000% due 11/15/2020		7,000	6,886
JPMorgan Chase & Co.
4.650% due 06/01/2014		600	641
4.950% due 03/25/2020		700	720
7.900% due 04/29/2049		7,300	7,786
Korea Exchange Bank
4.875% due 01/14/2016		700	721
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	3,525	4,836
8.500% due 12/29/2049		$7,500	6,634
LeasePlan Finance NV
3.750% due 03/18/2013	EUR	900	1,220
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		3,472	1,102
Lloyds TSB Bank PLC
12.000% due 12/29/2049		$12,800	13,988
M&T Capital Trust II
8.277% due 06/01/2027		500	500
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,387
MBNA Capital B
1.087% due 02/01/2027		3,000	2,099
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,400	3,588
6.400% due 08/28/2017		5,000	5,294
6.875% due 04/25/2018		17,900	19,617
MetLife, Inc.
5.375% due 12/15/2012		45	48
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,491
Morgan Stanley
0.539% due 01/09/2012		$400	400
5.750% due 08/31/2012		4,600	4,921
5.950% due 12/28/2017		2,400	2,543
7.300% due 05/13/2019		12,800	14,431
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,421
Mystic Re Ltd.
10.294% due 06/07/2011		700	712
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	920
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		6,700	7,002
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		4,800	3,946
Provident Funding Associates
10.250% due 04/15/2017		400	417
Qatari Diar Finance QSC
3.500% due 07/21/2015		900	900
5.000% due 07/21/2020		400	400
Residential Reinsurance 2008 Ltd.
7.046% due 06/06/2011		1,250	1,268
Resona Bank Ltd.
5.850% due 09/29/2049		900	900
Royal Bank of Scotland Group PLC
4.875% due 03/16/2015		7,700	7,884
5.000% due 11/12/2013		150	148
6.000% due 06/29/2049	GBP	1,620	1,894
6.990% due 10/29/2049		$2,000	1,550
7.640% due 03/29/2049		300	201
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,320	5,373
7.125% due 01/14/2014		1,000	1,069
7.175% due 05/16/2013		2,350	2,514
7.750% due 05/29/2018		400	434
RZD Capital Ltd.
5.739% due 04/03/2017		6,100	6,362
Sberbank Via SB Capital S.A.
5.499% due 07/07/2015		6,000	6,158
SLM Corp.
5.000% due 10/01/2013		3,100	3,110
5.375% due 05/15/2014		4,300	4,324
5.625% due 08/01/2033		5,700	4,485
8.450% due 06/15/2018		12,900	13,426
State Bank of India
4.500% due 07/27/2015		8,900	9,108
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,700	1,674
Sumitomo Mitsui Banking Corp.
0.744% due 05/29/2049	JPY	100,000	1,225
0.950% due 06/02/2049		100,000	1,193
Teco Finance, Inc.
6.750% due 05/01/2015		$7,050	7,975
Temasek Financial I Ltd.
4.300% due 10/25/2019		9,950	10,174
Tenneco, Inc.
8.625% due 11/15/2014		75	78
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,050
6.625% due 03/20/2017		4,200	4,484
7.250% due 02/02/2020		2,800	3,059
7.500% due 03/13/2013		600	650
7.500% due 07/18/2016		14,400	15,998
7.875% due 03/13/2018		9,100	10,363
UBS AG
5.750% due 04/25/2018		4,025	4,381
7.000% due 10/15/2015		500	548
7.152% due 12/29/2049	EUR	100	134
UBS Preferred Funding Trust II
7.247% due 06/29/2049		$7,910	7,836
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,500	2,425
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	279
Ventas Realty LP
6.500% due 06/01/2016		400	416
6.750% due 04/01/2017		2,635	2,764
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		4,000	4,230
7.000% due 01/15/2018	GBP	6,600	10,920
Vita Capital III Ltd.
1.390% due 01/01/2011		$3,150	3,150
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		3,200	3,208
6.800% due 11/22/2025		3,000	3,008
VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		3,300	3,535
6.875% due 05/29/2018		200	212
7.500% due 10/12/2011		300	314
Wachovia Bank N.A.
6.600% due 01/15/2038		3,000	3,314
Wachovia Corp.
0.477% due 08/01/2013		300	297
5.250% due 08/01/2014		500	533
Waha Aerospace BV
3.925% due 07/28/2020		5,500	5,556
Wells Fargo & Co.
5.625% due 12/11/2017		645	715
Wells Fargo Capital X
5.950% due 12/01/2086		2,800	2,717
Wells Fargo Capital XIII
7.700% due 12/29/2049		15,200	15,789
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		800	816
11.750% due 07/15/2017		1,250	1,415
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	9,200	12,724

			928,914

INDUSTRIALS 30.2%
Adaro Indonesia PT
7.625% due 10/22/2019		$1,300	1,427
AES El Salvador Trust
6.750% due 02/01/2016		11,800	11,474
Alcoa, Inc.
6.150% due 08/15/2020		3,000	3,086
6.750% due 07/15/2018		700	764
ALROSA Finance S.A.
7.750% due 11/03/2020		10,300	10,854
Altria Group, Inc.
9.250% due 08/06/2019		2,500	3,268
9.700% due 11/10/2018		300	396
America Movil SAB de C.V.
5.000% due 03/30/2020		1,300	1,358
5.750% due 01/15/2015		2,000	2,219
American Airlines Pass-Through Trust
10.375% due 01/02/2021		1,677	1,978
American Stores Co.
7.100% due 03/20/2028		100	76
AmeriGas Partners LP
7.125% due 05/20/2016		5,075	5,278
7.250% due 05/20/2015		500	516
Amgen, Inc.
5.700% due 02/01/2019		300	342
5.850% due 06/01/2017		100	114
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	6,561
6.375% due 09/15/2017		3,700	4,036
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		2,400	2,501
6.500% due 04/15/2040		400	410

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		7,400	8,033
ARAMARK Corp.
3.787% due 02/01/2015		1,825	1,793
8.500% due 02/01/2015		2,000	2,100
ArcelorMittal
6.125% due 06/01/2018		925	987
ArvinMeritor, Inc.
8.125% due 09/15/2015		6,085	6,397
Atlantic Richfield Co.
8.530% due 02/27/2012		500	530
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,100
Berry Plastics Corp.
8.250% due 11/15/2015		6,400	6,816
9.750% due 01/15/2021		4,025	4,005
Biomet, Inc.
10.000% due 10/15/2017		5,092	5,588
10.375% due 10/15/2017 (b)		2,500	2,744
11.625% due 10/15/2017		6,945	7,709
Boston Scientific Corp.
6.000% due 01/15/2020		6,700	6,996
C8 Capital SPV Ltd.
6.640% due 12/29/2049		12,200	8,533
CBS Corp.
5.625% due 08/15/2012		3,500	3,714
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,800	1,922
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		2,700	2,794
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,400	5,072
Cemex Finance LLC
9.500% due 12/14/2016		4,500	4,663
Chart Industries, Inc.
9.125% due 10/15/2015		1,300	1,346
Charter Communications Operating LLC
8.000% due 04/30/2012		8,100	8,546
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017		2,550	2,626
9.500% due 05/15/2016		3,150	3,449
Cisco Systems, Inc.
5.500% due 02/22/2016		500	571
Codelco, Inc.
7.500% due 01/15/2019		150	183
Columbia University
6.875% due 12/15/2015		500	585
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	359
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,391
Comcast Corp.
5.300% due 01/15/2014		2,000	2,180
5.900% due 03/15/2016		2,900	3,250
6.500% due 01/15/2015		100	114
Community Health Systems, Inc.
8.875% due 07/15/2015		12,800	13,472
Concho Resources, Inc.
7.000% due 01/15/2021		600	616
Consol Energy, Inc.
8.000% due 04/01/2017		11,500	12,305
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	7,000	10,219
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		$875	976
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021		2,200	2,200
Continental Airlines Pass-Through Trust
6.000% due 01/12/2019		1,700	1,700
Continental Airlines Pass-Through Trust
9.000% due 07/08/2016		1,919	2,197
Continental Resources, Inc.
7.125% due 04/01/2021		1,400	1,477
Con-way, Inc.
7.250% due 01/15/2018		5,000	5,402
Corp. GEO SAB de C.V.
8.875% due 09/25/2014		2,900	3,270
9.250% due 06/30/2020		4,500	5,119
Cox Communications, Inc.
7.125% due 10/01/2012		725	795
CSC Holdings LLC
6.750% due 04/15/2012		375	390
7.625% due 04/01/2011		1,750	1,776
7.625% due 07/15/2018		1,400	1,526
7.875% due 02/15/2018		2,900	3,241
8.500% due 04/15/2014		5,600	6,181
8.625% due 02/15/2019		5,400	6,129
CSN Islands IX Corp.
10.500% due 01/15/2015		4,100	5,075
CSN Islands VIII Corp.
9.750% due 12/16/2013		900	1,048
CSN Islands XI Corp.
6.875% due 09/21/2019		9,240	10,025
CSN Resources S.A.
6.500% due 07/21/2020		6,000	6,360
CSX Corp.
5.600% due 05/01/2017		5,000	5,480
CVS Pass-Through Trust
7.507% due 01/10/2032		787	897
DaVita, Inc.
6.375% due 11/01/2018		7,200	7,182
Delhaize Group S.A.
5.700% due 10/01/2040		764	730
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018		5,200	5,525
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		3,600	3,735
9.500% due 12/11/2019		2,350	2,702
Deutsche Telekom International Finance BV
6.000% due 07/08/2019		8,000	9,065
DISH DBS Corp.
6.375% due 10/01/2011		3,850	3,975
6.625% due 10/01/2014		1,400	1,456
7.000% due 10/01/2013		8,100	8,687
7.125% due 02/01/2016		1,425	1,478
7.875% due 09/01/2019		1,700	1,785
Dow Chemical Co.
4.850% due 08/15/2012		950	1,002
DP World Ltd.
6.850% due 07/02/2037		3,000	2,767
Dynegy Holdings, Inc.
7.750% due 06/01/2019		5,710	3,840
Ecopetrol S.A.
7.625% due 07/23/2019		13,370	15,509
El Paso Corp.
7.000% due 06/15/2017		5,000	5,302
7.875% due 06/15/2012		300	318
8.250% due 02/15/2016		9,384	10,932
12.000% due 12/12/2013		100	126
EnCana Corp.
6.500% due 05/15/2019		700	831
Energy Transfer Partners LP
5.650% due 08/01/2012		5,200	5,512
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,221
Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,100	1,143
Erac USA Finance LLC
6.375% due 10/15/2017		1,000	1,112
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,062
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		6,200	6,541
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		3,000	3,130
Franz Haniel & Cie GmbH
6.750% due 10/23/2014	EUR	6,800	9,790
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		$6,800	7,532
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		138	143
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		4,200	4,774
Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		7,200	7,661
7.288% due 08/16/2037		300	312
7.510% due 07/31/2013		1,350	1,490
8.625% due 04/28/2034		6,540	7,879
9.250% due 04/23/2019		1,950	2,406
Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		5,739	6,122
Georgia-Pacific LLC
5.400% due 11/01/2020		4,800	4,755
7.125% due 01/15/2017		2,200	2,354
7.750% due 11/15/2029		800	907
8.000% due 01/15/2024		4,200	4,820
8.250% due 05/01/2016		2,661	3,017
8.875% due 05/15/2031		5,850	7,225
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,100	5,636
Gerdau Trade, Inc.
5.750% due 01/30/2021		15,100	15,213
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,400	5,176
Goodman Funding Pty Ltd.
6.375% due 11/12/2020		11,450	11,002
Graham Packaging Co. LP
8.250% due 10/01/2018		500	528
Great Rolling Stock Co. Ltd.
6.875% due 07/27/2035	GBP	2,600	4,235
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$9,800	10,829
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	400	573
Harvest Operations Corp.
6.875% due 10/01/2017		$1,100	1,138
HCA, Inc.
7.190% due 11/15/2015		1,700	1,670
7.250% due 09/15/2020		1,600	1,680
7.875% due 02/15/2020		3,600	3,870
8.500% due 04/15/2019		5,850	6,435
9.250% due 11/15/2016		8,700	9,304
9.625% due 11/15/2016 (b)		7,071	7,592
9.875% due 02/15/2017		2,700	2,984
Health Management Associates, Inc.
6.125% due 04/15/2016		290	294

HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	600	846
7.500% due 10/31/2014		8,900	12,815
8.000% due 01/31/2017		1,400	2,002
Hewlett-Packard Co.
6.500% due 07/01/2012		$500	541
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		2,175	2,335
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,300	3,546
7.625% due 04/09/2019		1,900	2,286
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,200	1,236
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	2,285
8.500% due 02/15/2016		$2,100	2,011
Insight Communications Co., Inc.
9.375% due 07/15/2018		1,300	1,391
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,100	1,116
9.500% due 06/15/2016		11,200	11,872
Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		2,100	2,158
Jarden Corp.
6.125% due 11/15/2022		2,400	2,301
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		2,900	3,042
KazMunayGas National Co.
6.375% due 04/09/2021		12,500	12,452
7.000% due 05/05/2020		5,800	6,061
8.375% due 07/02/2013		6,000	6,645
9.125% due 07/02/2018		6,000	7,050
11.750% due 01/23/2015		5,800	7,236
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,000	2,172
5.300% due 09/15/2020		4,400	4,577
5.850% due 09/15/2012		600	644
5.950% due 02/15/2018		3,100	3,419
Kraft Foods, Inc.
6.500% due 08/11/2017		1,000	1,166
LifePoint Hospitals, Inc.
6.625% due 10/01/2020		450	449
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,135
Listrindo Capital BV
9.250% due 01/29/2015		300	339
Lyondell Chemical Co.
8.000% due 11/01/2017		5,400	5,987
11.000% due 05/01/2018		10,300	11,716
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,105
Marathon Global Funding Corp.
6.000% due 07/01/2012		500	534
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		300	323
Mylan, Inc.
7.625% due 07/15/2017		1,350	1,443
7.875% due 07/15/2020		2,200	2,382
Nakilat, Inc.
6.067% due 12/31/2033		4,000	4,230
Nalco Co.
6.625% due 01/15/2019		1,500	1,541
8.875% due 11/15/2013		400	408
New Albertson’s, Inc.
6.570% due 02/23/2028		800	587
7.450% due 08/01/2029		5,100	3,850
7.750% due 06/15/2026		2,150	1,666
Newfield Exploration Co.
6.875% due 02/01/2020		5,100	5,393
7.125% due 05/15/2018		1,000	1,058
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		1,900	1,940
Noble Group Ltd.
4.875% due 08/05/2015		4,200	4,334
6.625% due 08/05/2020		4,100	4,309
6.750% due 01/29/2020		15,500	17,224
Northwest Airlines 2000-1 Class G Pass-Through Trust
7.150% due 04/01/2021		1,141	1,166
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,927
Novelis, Inc.
8.375% due 12/15/2017		450	468
8.750% due 12/15/2020		8,650	9,018
NXP BV
3.735% due 10/15/2013	EUR	2,900	3,759
OI European Group BV
6.750% due 09/15/2020		1,300	1,755
6.875% due 03/31/2017		820	1,145
Oshkosh Corp.
8.250% due 03/01/2017		$1,000	1,092
8.500% due 03/01/2020		900	992
PACCAR, Inc.
1.476% due 09/14/2012		700	713
Peabody Energy Corp.
6.500% due 09/15/2020		3,700	3,968
Pearson Dollar Finance PLC
5.500% due 05/06/2013		785	847
5.700% due 06/01/2014		1,000	1,085
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	21,973
5.750% due 03/01/2018		$4,630	4,973
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	6,200	9,152
Petrobras International Finance Co.
7.875% due 03/15/2019		$10,520	12,489
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		1,200	690
Petroleos Mexicanos
4.875% due 03/15/2015		13,680	14,467
5.500% due 01/21/2021		100	102
8.000% due 05/03/2019		13,040	15,778
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,808	5,851
9.750% due 08/14/2019		1,400	1,687
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,564
8.500% due 06/15/2019		6,300	7,198
Pulte Group, Inc.
5.250% due 01/15/2014		10,500	10,395
Quebecor Media, Inc.
7.750% due 03/15/2016		2,950	3,061
Rain CII Carbon LLC
8.000% due 12/01/2018		1,400	1,442
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		700	669
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		5,300	5,419
7.750% due 10/15/2016		10,200	10,838
8.500% due 05/15/2018		300	303
Rhodia S.A.
3.735% due 10/15/2013	EUR	3,852	5,148
6.875% due 09/15/2020		$2,300	2,343
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,300	1,259
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	1,030
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,440
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	522
Sensata Technologies BV
8.000% due 05/01/2014		1,741	1,837
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		2,800	2,771
Sino-Forest Corp.
6.250% due 10/21/2017		4,100	4,156
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	6,300	8,924
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$3,285	3,384
Sonat, Inc.
7.625% due 07/15/2011		900	926
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		3,700	4,070
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,800	2,371
Steel Dynamics, Inc.
6.750% due 04/01/2015		$500	509
7.375% due 11/01/2012		4,800	5,088
7.750% due 04/15/2016		3,000	3,172
SunGard Data Systems, Inc.
10.625% due 05/15/2015		800	886
Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,524
10.250% due 05/15/2016		7,000	8,672
10.750% due 05/15/2019		10,300	13,410
Telenet Finance Luxembourg SCA
6.375% due 11/15/2020	EUR	1,200	1,620
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$2,362	2,481
Tesco PLC
5.500% due 11/15/2017		9,250	10,335
Time Warner Cable, Inc.
5.400% due 07/02/2012		300	319
Transocean, Inc.
4.950% due 11/15/2015		5,200	5,380
Trinidad Drilling Ltd.
7.875% due 01/15/2019		600	609
TRW Automotive, Inc.
7.250% due 03/15/2017		2,200	2,382
Tyco International Finance S.A.
6.750% due 02/15/2011		500	504
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)		819	419
UAL 2007-1 Pass-Through Trust
7.336% due 01/02/2021		419	398
UAL Pass-Through Trust
9.750% due 01/15/2017		6,376	7,333
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	200	284
UPC Holding BV
8.375% due 08/15/2020		12,600	17,479
Urbi Desarrollos Urbanos, S.A.B. de C.V.
8.500% due 04/19/2016		$1,700	1,810
9.500% due 01/21/2020		2,100	2,410
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,300	1,440

Vale Overseas Ltd.
4.625% due 09/15/2020		6,000	5,971
8.250% due 01/17/2034		1,525	1,904
Valeant Pharmaceuticals International
6.875% due 12/01/2018		5,200	5,187
7.000% due 10/01/2020		700	693
Valero Energy Corp.
6.875% due 04/15/2012		1,625	1,730
Volkswagen International Finance NV
4.000% due 08/12/2020		3,400	3,353
WellPoint, Inc.
6.800% due 08/01/2012		500	543
Weyerhaeuser Co.
7.375% due 10/01/2019		5,400	5,909
Windstream Corp.
7.875% due 11/01/2017		1,800	1,901
8.125% due 08/01/2013		400	442
8.625% due 08/01/2016		6,000	6,345

			1,037,411

UTILITIES 6.3%
AES Corp.
8.000% due 06/01/2020		300	320
AES Red Oak LLC
8.540% due 11/30/2019		2,121	2,121
Beaver Valley II Funding
9.000% due 06/01/2017		217	236
BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,238
3.750% due 06/17/2013		3,960	4,097
4.500% due 11/08/2012	EUR	950	1,332
5.250% due 11/07/2013		$2,000	2,167
British Telecommunications PLC
8.500% due 12/07/2016	GBP	2,476	4,614
Calpine Corp.
7.875% due 07/31/2020		$2,000	2,035
Carolina Power & Light Co.
5.125% due 09/15/2013		750	823
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		9,590	10,885
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,136
CMS Energy Corp.
4.250% due 09/30/2015		1,300	1,294
5.050% due 02/15/2018		3,100	3,081
6.250% due 02/01/2020		2,100	2,154
Dominion Resources, Inc.
5.700% due 09/17/2012		260	280
Duke Energy Carolinas LLC
5.625% due 11/30/2012		225	244
E.CL S.A.
5.625% due 01/15/2021		3,500	3,485
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,366
Enel Finance International S.A.
5.700% due 01/15/2013		4,850	5,148
Entergy Corp.
3.625% due 09/15/2015		1,800	1,782
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	103
France Telecom S.A.
4.375% due 07/08/2014		200	214
Frontier Communications Corp.
6.625% due 03/15/2015		2,575	2,704
7.000% due 11/01/2025		400	374
7.875% due 04/15/2015		500	549
Homer City Funding LLC
8.734% due 10/01/2026		3,620	3,349
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,772
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		$4,125	4,300
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		9,100	9,259
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	2,750	4,641
Korea Electric Power Corp.
3.000% due 10/05/2015		$700	684
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,300	1,263
6.250% due 06/17/2014		3,185	3,500
Majapahit Holding BV
7.250% due 06/28/2017		400	455
7.750% due 10/17/2016		700	813
7.750% due 01/20/2020		6,100	7,061
8.000% due 08/07/2019		4,900	5,751
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	324
Midwest Generation LLC
8.560% due 01/02/2016		295	298
Nevada Power Co.
5.875% due 01/15/2015		450	502
6.500% due 05/15/2018		6,050	6,973
NGPL PipeCo LLC
6.514% due 12/15/2012		900	972
NRG Energy, Inc.
7.375% due 02/01/2016		7,275	7,475
7.375% due 01/15/2017		1,830	1,889
8.250% due 09/01/2020		8,100	8,343
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	519
Progress Energy, Inc.
6.850% due 04/15/2012		400	429
PSEG Power LLC
5.320% due 09/15/2016		990	1,085
5.500% due 12/01/2015		900	989
6.950% due 06/01/2012		270	291
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	4,926
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	860
4.750% due 02/16/2021		3,100	2,969
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,050	2,058
Qwest Corp.
6.500% due 06/01/2017		1,300	1,417
7.250% due 09/15/2025		2,250	2,374
7.250% due 10/15/2035		1,365	1,345
7.500% due 06/15/2023		3,900	3,890
7.625% due 06/15/2015		1,750	1,982
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		3,076	3,261
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		600	647
5.832% due 09/30/2016		1,338	1,444
5.838% due 09/30/2027		1,370	1,416
6.332% due 09/30/2027		500	529
6.750% due 09/30/2019		3,750	4,345
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,927
Southern California Edison Co.
5.000% due 01/15/2014		100	109
Sprint Capital Corp.
6.900% due 05/01/2019		3,400	3,374
8.375% due 03/15/2012		7,275	7,729
8.750% due 03/15/2032		3,700	3,755
Sprint Nextel Corp.
6.000% due 12/01/2016		1,145	1,112
8.375% due 08/15/2017 (g)		2,700	2,909
Telecom Italia Capital S.A.
0.767% due 02/01/2011		200	200
Telefonica Emisiones SAU
6.221% due 07/03/2017		800	861
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	128,300	10,663
Telesat LLC
11.000% due 11/01/2015		$4,120	4,645
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		12,775	13,637
Verizon Communications, Inc.
5.550% due 02/15/2016		400	449
Verizon New York, Inc.
6.875% due 04/01/2012		25	26
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	261
Vodafone Group PLC
4.150% due 06/10/2014		250	263

			217,102

Total Corporate Bonds & Notes (Cost $2,102,655)			2,183,427

CONVERTIBLE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037		3,200	3,264

INDUSTRIALS 0.2%
Transocean, Inc.
1.500% due 12/15/2037		7,900	7,798

Total Convertible Bonds & Notes (Cost $10,538)			11,062

MUNICIPAL BONDS & NOTES 4.9%
ALASKA 0.0%
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		200	120

CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2010
7.046% due 12/01/2044		2,000	1,955
California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.907% due 10/01/2050		12,200	12,243
7.043% due 04/01/2050		3,000	3,036
California State Chino Valley Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2023		850	404
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039		4,900	4,940
California State General Obligation Bonds, Series 2010
7.600% due 11/01/2040		10,300	10,736
7.700% due 11/01/2030		2,500	2,520
7.950% due 03/01/2036		1,200	1,232

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	2,000	2,090
California State Riverside Community College District General Obligation Bonds, Series 2010
6.971% due 08/01/2035	400	393
7.021% due 08/01/2040	600	588
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	98
Clovis, California Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2020	500	306
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	672
5.750% due 06/01/2047	1,950	1,315
Irvine, California Ranch Water District General Obligation Bonds, Series 2010
6.622% due 05/01/2040	900	903
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2010
5.735% due 06/01/2039	4,100	3,904
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, Series 2010
7.488% due 08/01/2033	1,600	1,573
7.618% due 08/01/2040	3,100	3,043
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,500	1,460
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
6.603% due 07/01/2050	1,300	1,341
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	700	686
4.500% due 07/01/2023	800	758
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	700	652
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.713% due 06/01/2039	6,200	5,793
5.813% due 06/01/2040	5,800	5,389
Orange County, California Local Transportation Authority Revenue Bonds, Series 2010
6.908% due 02/15/2041	2,550	2,658
Riverside, California Revenue Bonds, Series 2010
7.605% due 10/01/2040	3,700	3,706
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040	2,200	2,108
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,297
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	550	385
5.125% due 06/01/2046	300	187
Tamalpais, California Union High School District General Obligation Bonds, (NPFGC Insured), Series 2001
5.000% due 08/01/2026	2,000	2,073
University of California Regents Medical Center Revenue Bonds, Series 2010
6.398% due 05/15/2031	1,000	988
6.548% due 05/15/2048	1,900	1,856
University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	900	823
6.296% due 05/15/2050	600	555

		84,666

ILLINOIS 0.0%
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	656
Chicago, Illinois Water Revenue Bonds, Series 2010
6.642% due 11/01/2029	100	96
6.742% due 11/01/2040	300	293

		1,045

INDIANA 0.1%
Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	1,950	1,993

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	205	189

KENTUCKY 0.0%
Kentucky State Property & Buildings Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	543

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.423% due 05/01/2029	3,750	3,784

MINNESOTA 0.0%
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	600	577

NEW JERSEY 0.1%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	737
5.000% due 06/01/2041	1,930	1,150
New Jersey State Turnpike Authority Revenue Bonds, Series 2010
7.102% due 01/01/2041	1,300	1,410

		3,297

NEW YORK 1.0%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	200	188
5.790% due 06/15/2041	6,000	5,776
5.882% due 06/15/2044	1,100	1,100
6.282% due 06/15/2042	900	897
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.508% due 08/01/2037	4,200	4,048
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.814% due 11/15/2040	3,000	3,091
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	18,600	17,988
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
5.550% due 11/15/2040	300	271
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	1,900	1,881
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	532

		35,772

OHIO 0.5%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	2,000	1,821
8.084% due 02/15/2050	2,300	2,451
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	73
5.875% due 06/01/2047	9,900	6,528
6.000% due 06/01/2042	4,805	3,285
6.500% due 06/01/2047	3,700	2,684

		16,842

PENNSYLVANIA 0.0%
Adams County, Pennsylvania General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	949

TENNESSEE 0.1%
Nashville & Davidson County, Tennessee Metropolitan Government Revenue Bonds, Series 2010
6.693% due 07/01/2041	1,000	1,002
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	1,800	1,680

		2,682

TEXAS 0.0%
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	1,300	1,274

WEST VIRGINIA 0.5%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	24,165	16,788

Total Municipal Bonds & Notes (Cost $174,969)		170,521

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.711% due 10/18/2030	10	11
0.761% due 03/25/2017	47	47
1.530% due 03/01/2044	91	91
4.617% due 12/01/2036	161	168
5.000% due 02/25/2017 - 11/01/2035	820	859
5.500% due 03/01/2037	193	207
6.260% due 03/01/2011	362	362
6.500% due 06/25/2028	147	164
6.850% due 12/18/2027	145	164
Farm Credit Bank
7.561% due 11/29/2049	500	516

Freddie Mac
0.760% due 09/15/2030		35	35
1.542% due 10/25/2044 - 02/25/2045		223	218
1.742% due 07/25/2044		337	331
2.607% due 05/01/2023		17	17
5.500% due 09/15/2017 - 07/01/2038		892	957
6.500% due 07/25/2043		15	18
7.000% due 06/15/2013		33	36
Ginnie Mae
2.625% due 07/20/2026		29	29
3.125% due 11/20/2023 - 11/20/2027		69	71
3.375% due 03/20/2026 - 05/20/2026		57	58
4.045% due 07/16/2020		15	15
6.569% due 09/16/2026		531	571
9.250% due 12/20/2019 - 06/20/2021		15	18
New Valley Generation I
7.299% due 03/15/2019		702	822
Private Export Funding Corp.
4.550% due 05/15/2015		750	830
Small Business Administration
4.340% due 03/01/2024		193	203
4.504% due 02/10/2014		33	35
5.130% due 09/01/2023		37	39
5.886% due 09/01/2011		135	139
6.030% due 02/10/2012		420	438
6.900% due 12/01/2020		541	594
7.150% due 03/01/2017		210	230
7.300% due 05/01/2017		125	137
Vendee Mortgage Trust
6.000% due 12/15/2030		1,000	1,112

Total U.S. Government Agencies (Cost $9,059)			9,542

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
2.375% due 10/31/2014 (h)		427	442

Total U.S. Treasury Obligations (Cost $429)			442

MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
2.908% due 01/25/2035		5,465	5,413
5.314% due 01/25/2036		475	413
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,054	2,140
American Home Mortgage Assets
0.471% due 10/25/2046		1,624	892
American Home Mortgage Investment Trust
1.957% due 09/25/2045		369	323
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	2,326
5.742% due 02/10/2051		10,000	10,668
Banc of America Funding Corp.
0.761% due 06/26/2035		5,000	4,573
0.761% due 07/26/2036		1,762	1,707
5.655% due 03/20/2036		439	366
Banc of America Mortgage Securities, Inc.
2.767% due 07/25/2034		363	336
5.000% due 05/25/2034		65	65
5.356% due 02/25/2036		133	106
5.500% due 12/25/2020		623	634
Bear Stearns Adjustable Rate Mortgage Trust
2.730% due 03/25/2035		5,152	4,918
2.871% due 10/25/2035		2,043	2,034
2.926% due 01/25/2034		10	10
3.102% due 02/25/2033		6	6
3.113% due 01/25/2034		29	28
4.944% due 01/25/2035		84	79
5.325% due 08/25/2035		4,392	3,889
5.326% due 05/25/2047		1,344	1,018
5.668% due 02/25/2033		32	32
5.691% due 02/25/2036		444	317
Bear Stearns Alt-A Trust
0.481% due 12/25/2046 (a)		52	1
2.875% due 05/25/2035		99	83
2.955% due 09/25/2035		2,068	1,585
4.720% due 08/25/2036 (a)		667	212
CDC Commercial Mortgage Trust
6.005% due 05/15/2035		5,267	5,482
Citigroup Mortgage Loan Trust, Inc.
2.680% due 12/25/2035		1,770	1,705
2.820% due 12/25/2035		299	275
2.930% due 08/25/2035		447	238
3.059% due 03/25/2034		114	113
5.873% due 09/25/2037		2,166	1,574
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		390	302
Countrywide Alternative Loan Trust
0.456% due 12/20/2046		2,906	1,530
0.471% due 07/20/2046		1,413	663
0.491% due 08/25/2046		376	80
0.541% due 09/20/2046		600	131
0.591% due 11/20/2035		566	349
0.611% due 06/25/2037		526	103
1.328% due 12/25/2035		583	376
5.305% due 10/25/2035		390	329
5.500% due 11/25/2035		2,991	2,249
5.750% due 03/25/2037		500	370
6.000% due 10/25/2032		2	2
6.250% due 11/25/2036		4,545	3,538
Countrywide Home Loan Mortgage Pass-Through Trust
0.491% due 05/25/2035		268	183
0.561% due 04/25/2046		503	133
0.601% due 06/25/2035		561	485
2.820% due 10/19/2032		7	5
3.070% due 04/20/2035		823	788
3.614% due 02/25/2034		1,319	1,174
5.000% due 04/25/2035		1,546	1,461
5.500% due 12/25/2035		2,245	2,050
6.000% due 05/25/2036		1,412	1,280
Credit Suisse First Boston Mortgage Securities Corp.
2.585% due 06/25/2033		686	657
5.435% due 09/15/2034		342	347
6.000% due 01/25/2036		3,058	1,839
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	509
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		742	477
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		387	394
5.299% due 10/25/2035		410	315
5.500% due 12/25/2035		698	526
6.300% due 07/25/2036		643	396
EMF-NL
1.787% due 04/17/2041	EUR	2,000	2,118
First Horizon Asset Securities, Inc.
5.678% due 02/25/2036		$1,538	1,454
5.750% due 05/25/2037		2,763	2,457
General Electric Capital Assurance Co.
5.254% due 05/12/2035		802	851
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	12,489
GMAC Mortgage Corp. Loan Trust
5.193% due 11/19/2035		557	496
5.500% due 09/25/2034		7	7
Greenpoint Mortgage Pass-Through Certificates
3.117% due 10/25/2033		1,129	973
GS Mortgage Securities Corp. II
0.356% due 03/06/2020		2,662	2,598
6.624% due 05/03/2018		589	591
6.878% due 05/03/2018		1,500	1,508
GSR Mortgage Loan Trust
2.864% due 09/25/2035		1,039	1,032
2.876% due 11/25/2035		5,059	4,533
2.964% due 01/25/2036		486	382
3.947% due 06/25/2034		476	446
5.317% due 11/25/2035		355	297
6.000% due 02/25/2036		7,575	7,061
6.000% due 03/25/2037		1,780	1,609
6.000% due 05/25/2037		1,085	1,027
Harborview Mortgage Loan Trust
0.451% due 01/19/2038		1,535	1,031
Homebanc Mortgage Trust
5.801% due 04/25/2037		393	336
Indymac Index Mortgage Loan Trust
0.501% due 07/25/2035		142	93
0.531% due 06/25/2037		534	120
JPMorgan Mortgage Trust
3.068% due 04/25/2035		5,351	4,738
3.101% due 08/25/2035		2,181	1,893
4.784% due 07/25/2035		511	483
5.388% due 07/25/2035		933	930
5.540% due 07/27/2037		4,346	3,729
5.686% due 04/25/2036		1,018	1,020
5.750% due 01/25/2036		1,706	1,547
5.885% due 06/25/2037		10,354	9,224
JPMorgan Re-REMIC
0.755% due 06/26/2036		4,180	3,915
0.755% due 03/26/2037		4,043	3,695
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,821
5.424% due 02/15/2040		740	778
5.866% due 09/15/2045		700	738
MASTR Adjustable Rate Mortgages Trust
0.501% due 05/25/2037		369	190
0.601% due 05/25/2047		500	73
2.899% due 11/21/2034		683	685
2.900% due 11/25/2033		66	61
5.018% due 08/25/2034		129	129
MASTR Alternative Loans Trust
0.661% due 03/25/2036		913	367
MASTR Asset Securitization Trust
5.500% due 09/25/2033		819	845
Merrill Lynch Alternative Note Asset
5.296% due 06/25/2037 (a)		506	291
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		750	784
5.965% due 08/12/2049		300	323
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		4,104	3,176
2.995% due 05/25/2034		833	772
5.431% due 12/25/2035		6,256	5,658

MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035		2,825	2,578
Morgan Stanley Capital I
5.692% due 04/15/2049		1,200	1,246
5.879% due 06/11/2049		3,400	3,646
Morgan Stanley Mortgage Loan Trust
4.569% due 06/25/2036		160	152
5.226% due 07/25/2035		10,680	9,632
6.000% due 10/25/2037		13,534	10,215
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		466	393
Provident Funding Mortgage Loan Trust
2.773% due 08/25/2033		354	336
RBSSP Resecuritization Trust
0.575% due 03/26/2037		5,412	4,752
0.755% due 09/26/2034		1,647	1,537
0.755% due 03/26/2036		2,720	2,583
0.755% due 04/26/2037		1,601	1,422
Residential Accredit Loans, Inc.
0.461% due 12/25/2046		600	141
0.491% due 05/25/2037		685	175
5.714% due 02/25/2036 (a)		361	193
Residential Asset Securitization Trust
0.661% due 01/25/2046 (a)		2,158	978
Residential Funding Mortgage Securities I
3.274% due 09/25/2035		563	412
5.050% due 02/25/2036		356	276
Salomon Brothers Mortgage Securities VII, Inc.
0.761% due 05/25/2032		52	44
Structured Adjustable Rate Mortgage Loan Trust
2.633% due 01/25/2035		788	637
2.829% due 09/25/2035		8,396	6,746
3.238% due 01/25/2036		58	50
5.830% due 03/25/2036		356	270
Structured Asset Mortgage Investments, Inc.
0.361% due 09/25/2047		45	45
0.481% due 05/25/2036		3,029	1,804
0.521% due 05/25/2046		438	77
Structured Asset Securities Corp.
2.497% due 06/25/2033		880	789
Wachovia Bank Commercial Mortgage Trust
0.340% due 06/15/2020		2,256	2,112
Wachovia Mortgage Loan Trust LLC
5.427% due 10/20/2035		372	356
WaMu Mortgage Pass-Through Certificates
0.801% due 12/25/2027		676	600
1.028% due 02/25/2047		1,521	939
1.078% due 06/25/2047		533	150
1.138% due 12/25/2046		669	483
1.328% due 08/25/2046		3,023	1,992
1.728% due 06/25/2042		12	10
1.728% due 08/25/2042		15	13
2.370% due 03/25/2033		216	206
2.700% due 06/25/2033		266	255
2.721% due 10/25/2035		310	297
2.904% due 02/27/2034		17	17
3.154% due 07/25/2046		2,093	1,538
5.000% due 02/25/2037		1,442	1,141
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.088% due 04/25/2047		711	154
1.098% due 04/25/2047		665	176
1.168% due 05/25/2047		672	200
Washington Mutual MSC Mortgage Pass-Through Certificates
2.766% due 02/25/2033		4	3
Wells Fargo Mortgage-Backed Securities Trust
0.761% due 07/25/2037		805	668
2.774% due 09/25/2033		365	366
2.844% due 06/25/2035		2,302	2,220
2.888% due 10/25/2035		1,908	1,774
2.913% due 04/25/2035		509	484
3.425% due 03/25/2036		564	502
3.426% due 03/25/2036		2,257	1,993
4.682% due 12/25/2033		404	418
4.967% due 12/25/2034		589	578
5.046% due 07/25/2036		1,547	1,231
5.402% due 07/25/2036		577	465
5.471% due 04/25/2036		273	228
5.507% due 05/25/2036		1,160	962
6.000% due 04/25/2037		3,100	2,774
6.134% due 11/25/2037		5,248	4,260

Total Mortgage-Backed Securities (Cost $241,906)			248,670

ASSET-BACKED SECURITIES 0.3%
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	869
Aurum CLO 2002-1 Ltd.
0.719% due 04/15/2014		1,171	1,152
Bear Stearns Asset-Backed Securities Trust
0.811% due 09/25/2034		3,917	3,738
Countrywide Asset-Backed Certificates
0.371% due 10/25/2046		2	2
Denver Arena Trust
6.940% due 11/15/2019		167	156
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750	811
Equity One ABS, Inc.
4.145% due 04/25/2034		132	127
First Franklin Mortgage Loan Asset-Backed Certificates
0.311% due 11/25/2036		66	65
GSAA Trust
0.561% due 03/25/2037		606	340
0.561% due 05/25/2047		700	443
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	758
JPMorgan Mortgage Acquisition Corp.
0.321% due 03/25/2047		274	215
Lehman XS Trust
0.491% due 06/25/2046 (a)		366	37
Morgan Stanley Mortgage Loan Trust
0.621% due 04/25/2037		562	280
5.726% due 10/25/2036		464	267
Nationstar Home Equity Loan Trust
0.381% due 04/25/2037		80	78
SLM Student Loan Trust
0.438% due 01/25/2017		44	44
Venture CDO Ltd.
0.519% due 01/20/2022		2,200	1,932

Total Asset-Backed Securities (Cost $11,116)			11,314

SOVEREIGN ISSUES 17.4%
Bahrain Government International Bond
5.500% due 03/31/2020		5,700	5,827
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,400	3,143
5.500% due 07/12/2020		$400	413
6.369% due 06/16/2018		1,000	1,094
6.500% due 06/10/2019		1,000	1,102
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		570	695
Brazil Government International Bond
4.875% due 01/22/2021		19,800	20,295
5.875% due 01/15/2019		7,200	8,028
6.000% due 01/17/2017		3,687	4,190
8.250% due 01/20/2034		800	1,070
8.750% due 02/04/2025		2,830	3,905
8.875% due 10/14/2019		9,400	12,455
8.875% due 04/15/2024		8,057	11,159
11.000% due 08/17/2040		14,300	19,298
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	26,700	32,713
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		11,675	6,909
10.000% due 01/01/2017		18,912	10,446
10.000% due 01/01/2021		11,121	5,905
China Development Bank Corp.
5.000% due 10/15/2015		$500	542
Colombia Government International Bond
7.375% due 01/27/2017		11,600	13,746
10.375% due 01/28/2033		275	414
11.750% due 02/25/2020		725	1,097
Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,208
5.250% due 07/29/2014		6,625	7,144
Export-Import Bank of Korea
4.000% due 01/29/2021		4,500	4,221
5.125% due 06/29/2020		4,200	4,341
Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,154
10.250% due 11/08/2011		1,000	1,078
Hong Kong Government International Bond
5.125% due 08/01/2014		750	816
Indonesia Government International Bond
5.875% due 03/13/2020		33,700	37,154
6.750% due 03/10/2014		5,800	6,503
6.875% due 03/09/2017		11,200	13,015
6.875% due 01/17/2018		2,000	2,330
7.500% due 01/15/2016		100	117
8.500% due 10/12/2035		200	263
9.500% due 07/15/2031	IDR	163,000,000	18,414
10.000% due 02/15/2028		72,686,000	8,658
11.625% due 03/04/2019		$6,300	9,371
Korea Development Bank
8.000% due 01/23/2014		3,885	4,438
Korea Housing Finance Corp.
4.125% due 12/15/2015		3,500	3,536
Mexico Government International Bond
5.625% due 01/15/2017		15,120	16,798
5.750% due 10/12/2110		2,300	2,053
5.950% due 03/19/2019		3	4
6.750% due 09/27/2034		3,900	4,407
7.250% due 12/15/2016	MXN	52,000	4,381
Panama Government International Bond
7.250% due 03/15/2015		$10,225	11,861
8.875% due 09/30/2027		2,600	3,575
Peru Government International Bond
7.125% due 03/30/2019		500	600
7.350% due 07/21/2025		8,300	10,139
8.375% due 05/03/2016		4,000	4,960
8.750% due 11/21/2033		6,068	8,359

Philippines Government International Bond
6.375% due 01/15/2032		10,478	11,159
6.375% due 10/23/2034		8,900	9,478
6.500% due 01/20/2020		7,500	8,700
7.750% due 01/14/2031		4,200	5,198
8.375% due 06/17/2019		5,410	7,020
Poland Government International Bond
4.000% due 10/27/2024		55	51
Qatar Government International Bond
4.000% due 01/20/2015		1,400	1,456
5.250% due 01/20/2020		10,200	10,812
6.400% due 01/20/2040		5,500	5,995
Russia Government International Bond
7.500% due 03/31/2030		56,811	65,844
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,484
5.875% due 05/30/2022		$750	816
6.500% due 06/02/2014		10,600	11,978
6.875% due 05/27/2019		4,240	4,987
Turkey Government International Bond
5.625% due 03/30/2021		23,700	24,766
6.750% due 04/03/2018		4,500	5,152
6.750% due 05/30/2040		9,200	10,074
6.875% due 03/17/2036		3,700	4,144
7.000% due 03/11/2019		1,300	1,508
7.250% due 03/05/2038		2,800	3,272
Uruguay Government International Bond
6.875% due 01/19/2016	EUR	13,000	18,996
7.625% due 03/21/2036		$1,000	1,192
8.000% due 11/18/2022		12,054	14,978
9.250% due 05/17/2017		100	130
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	8,365
6.875% due 01/15/2016		3,000	3,148

Total Sovereign Issues (Cost $544,233)			598,047

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
SemGroup Corp. ‘A’ (c)		13,326	362

UTILITIES 0.0%
Hawaiian Telecom (c)		16,238	349

Total Common Stocks (Cost $670)			711

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS 0.1%
Barclays Capital, Inc.
0.250% due 01/03/2011		$3,000	3,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $3,080. Repurchase proceeds are $3,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		1,021	1,021
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,042. Repurchase proceeds are $1,021.)

			4,021

EGYPT TREASURY BILLS 0.5%
9.520% due 04/19/2011	EGP	93,800	15,750

U.S. TREASURY BILLS 0.2%
0.117% due 01/06/2011 - 06/09/2011 (d)(f)(h)		$7,772	7,771

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.3%
		4,389,209	43,962

Total Short-Term Instruments (Cost $71,785)			71,504

Total Investments 99.0% (Cost $3,275,860)			$3,410,614
Written Options (j) (0.2%) (Premiums $5,477)			(7,875)
Other Assets and Liabilities (Net) 1.3%			44,077

Net Assets 100.0%			$3,446,816

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $1,760 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $26,332 at a weighted average interest rate of 0.326%. On December 31, 2010, securities valued at $24,204 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $5,233 and cash of $11 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2011	448	$1,204
90-Day Eurodollar June Futures	Long	06/2013	108	(287)
90-Day Eurodollar March Futures	Long	03/2011	535	39
90-Day Eurodollar March Futures	Long	03/2012	1,560	(871)
Euro-Bobl March Futures	Long	03/2011	216	(84)
Euro-Bund 10-Year Bond March Futures	Long	03/2011	349	(396)
United Kingdom Government 10-Year Bond March Futures	Long	03/2011	313	(246)

				$(641)

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	9.038%	$2,500	$705	$0	$705
American General Finance Corp.	RBS	(1.300%	)	12/20/2017	9.038%	2,500	711	0	711
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	1.699%	5,000	318	0	318
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.343%	5,000	150	0	151
CSX Corp.	UBS	(0.880%	)	06/20/2017	0.510%	5,000	(114)	0	(114)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.705%	1,000	(39)	0	(39)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	1.459%	5,000	71	0	71
Limited Brands, Inc.	GSC	(2.410%	)	09/20/2017	1.772%	2,000	(78)	0	(78)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.276%	5,000	113	0	113
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.559%	10,500	493	327	166
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	0.690%	9,000	(102)	(145)	43

							$2,228	$182	$2,047

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection  (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2011	1.128%		$27,800	$1,099	$623	$476
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.673%		4,500	12	0	12
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.754%		5,900	20	(15)	35
American International Group, Inc.	DUB	5.000%	09/20/2013	1.194%		100	10	(13)	23
American International Group, Inc.	RBS	1.975%	03/20/2013	0.983%		5,000	113	0	113
Biomet, Inc.	CSFB	8.000%	03/20/2014	2.232%		1,473	254	0	254
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.815%	EUR	2,800	31	(421)	452
BP Capital Markets America, Inc.	BCLY	1.000%	09/20/2011	0.158%		$100	1	(7)	8
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.158%		900	6	(64)	70
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.158%		5,500	205	(77)	282
BP Capital Markets America, Inc.	GSC	1.000%	09/20/2011	0.812%		1,200	8	(62)	70
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.158%		600	4	(44)	48
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.818%		1,200	218	36	182
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.509%		1,800	19	0	19
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.509%		1,800	19	0	19
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.085%		10,000	(36)	(94)	58
Brazil Government International Bond	MSC	1.470%	02/20/2017	1.195%		700	15	0	15
California State General Obligation Bonds, Series 2003	CITI	3.050%	12/20/2020	2.976%		13,000	76	0	76
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.601%		8,000	4	0	4
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.206%		2,100	43	0	43
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	1.100%		3,700	(4)	0	(4)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	1.299%		4,500	35	0	35
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	2.648%		1,900	161	(142)	303
China Government International Bond	BCLY	1.000%	06/20/2011	0.234%		13,200	53	72	(19)
China Government International Bond	BCLY	1.000%	09/20/2015	0.635%		4,000	68	38	30
China Government International Bond	BNP	1.000%	09/20/2015	0.635%		2,900	50	27	23
China Government International Bond	CITI	1.000%	09/20/2015	0.635%		1,400	24	13	11
China Government International Bond	HSBC	1.000%	09/20/2015	0.635%		1,100	19	10	9
China Government International Bond	MSC	1.000%	09/20/2015	0.635%		3,100	53	25	28
China Government International Bond	RBS	1.000%	09/20/2015	0.635%		4,000	68	37	31
Citigroup, Inc.	MSC	0.163%	06/20/2011	0.956%		12,000	(44)	0	(44)
CODELCO, Inc.	BCLY	1.000%	12/20/2011	0.398%		9,400	59	15	44
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.619%		1,000	10	0	10
Continental Resources, Inc.	BCLY	5.000%	12/20/2013	2.272%	EUR	2,200	233	103	130
Continental Resources, Inc.	UBS	5.000%	12/20/2013	2.272%		4,200	446	214	232
Dynegy Holdings, Inc.	BCLY	5.000%	09/20/2014	9.228%		$1,800	(227)	(360)	133
El Paso Corp.	BOA	5.000%	09/20/2014	1.948%		400	44	(30)	74
El Paso Corp.	CSFB	5.000%	09/20/2014	1.948%		6,300	695	(466)	1,161
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	0.807%		600	5	(15)	20
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	0.807%		800	7	(20)	27
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.346%		2,300	5	2	3
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	0.807%		800	7	(26)	33
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	0.807%		300	2	(10)	12
France Government Bond	DUB	0.250%	09/20/2015	1.034%		2,500	(88)	(91)	3
France Government Bond	JPM	0.250%	09/20/2015	1.034%		3,500	(123)	(123)	0
France Telecom S.A.	UBS	0.330%	09/20/2011	0.186%	EUR	3,900	6	0	6
France Telecom S.A.	WAC	0.325%	09/20/2011	0.186%		3,900	6	0	6
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	0.368%		$1,800	15	0	15
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	0.368%		5,950	48	0	48
Gazprom OAO Via Morgan Stanley Bank AG	DUB	1.490%	09/20/2017	2.163%		5,000	(176)	0	(176)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	0.739%		5,200	337	134	203
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.872%		1,400	4	(45)	49
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.993%		400	60	0	60
General Electric Capital Corp.	CITI	7.250%	03/20/2012	0.641%		500	42	0	42
General Electric Capital Corp.	CITI	6.950%	03/20/2013	0.935%		5,000	676	0	676
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.411%		9,425	1,355	0	1,355
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.520%		100	0	(1)	1
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.890%		3,540	14	0	14
General Electric Capital Corp.	GSC	5.000%	06/20/2012	0.739%		5,000	324	(350)	674
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	5.111%		4,000	(7)	(657)	650
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	0.736%		4,000	(29)	0	(29)
HCA, Inc.	CSFB	5.000%	03/20/2014	2.312%		880	69	(132)	201
HSBC Finance Corp.	DUB	5.000%	12/20/2011	0.277%		100	4	5	(1)
HSBC Finance Corp.	DUB	5.000%	09/20/2013	0.504%		120	15	11	4
Indonesia Government International Bond	HSBC	1.000%	12/20/2015	1.267%		4,250	(51)	(92)	41
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.267%		6,250	(76)	(130)	54
Indonesia Government International Bond	RBS	1.390%	12/20/2011	0.423%		5,000	50	0	50
Indonesia Government International Bond	RBS	1.525%	12/20/2011	0.423%		3,000	34	0	34
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.667%	EUR	19,400	(19)	0	(19)
Mexico Government International Bond	GSC	2.050%	09/20/2013	0.855%		$210	8	0	8
Mexico Government International Bond	GSC	1.000%	03/20/2015	1.017%		30,000	(9)	(595)	586
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.525%		2,100	3	7	(4)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.133%		650	(5)	0	(5)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.525%		800	1	3	(2)
Mexico Government International Bond	MSC	2.070%	09/20/2013	0.855%		530	21	0	21
Mexico Government International Bond	MSC	2.170%	09/20/2013	0.855%		120	5	0	5
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.525%		700	1	1	0
Mexico Government International Bond	RBS	1.000%	12/20/2015	1.107%		5,000	(23)	(79)	56
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.017%		17,900	(6)	(324)	318
New York State General Obligation Bonds, Series 2005	MSC	1.950%	12/20/2020	2.164%		13,000	(168)	0	(168)
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	3.975%		1,000	43	(15)	58
NRG Energy, Inc.	UBS	5.000%	06/20/2015	3.975%		500	21	(8)	29
Peru Government International Bond	MSC	1.960%	10/20/2016	1.175%		600	28	0	28
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	0.815%		9,000	15	(38)	53
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%		15,500	(37)	(192)	155
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.815%		2,600	4	(10)	14
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.204%		900	(3)	(5)	2
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.525%		4,100	(94)	(141)	47
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	0.754%		11,500	26	0	26
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.167%		2,300	(17)	(53)	36
Philippines Government International Bond	CITI	1.000%	09/20/2015	1.167%		4,900	(35)	(110)	75
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.445%		5,200	109	0	109
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.426%		4,500	297	0	297
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.426%		300	19	0	19
Philippines Government International Bond	UBS	2.260%	03/20/2013	0.591%		3,800	144	0	144
Poland Government International Bond	DUB	1.000%	12/20/2015	1.416%		13,520	(258)	(133)	(125)
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.776%		2,100	19	(30)	49
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.045%		3,900	43	0	43
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.674%		1,400	10	0	10
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.674%		3,000	30	0	30
SLM Corp.	BOA	0.820%	06/20/2012	1.179%		4,500	(22)	0	(22)
SLM Corp.	BOA	5.000%	09/20/2014	2.679%		2,400	198	(282)	480
South Africa Government International Bond	CSFB	1.000%	12/20/2020	1.507%		2,150	(89)	(83)	(6)
South Africa Government International Bond	MSC	1.000%	12/20/2020	1.507%		4,500	(186)	(147)	(39)
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	3.191%		500	32	(55)	87
SunGard Data Systems, Inc.	CITI	5.000%	09/20/2014	3.191%		2,100	136	(234)	370
SunGard Data Systems, Inc.	CSFB	5.000%	09/20/2014	3.191%		2,400	156	(270)	426
Telecom Italia Capital S.A.	UBS	0.520%	09/20/2011	0.897%	EUR	3,900	(13)	0	(13)
Telecom Italia Capital S.A.	WAC	0.525%	09/20/2011	0.897%		3,900	(13)	0	(13)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.666%		$9,000	133	75	58
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.692%		2,300	33	24	9
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.015%		3,000	15	0	15
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.318%		200	3	2	1
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.579%		2,000	19	(41)	60
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.579%		1,100	10	(25)	35
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.579%		900	8	(21)	29

							$6,992	$(4,901)	$11,893

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015	$37,000	$(352)	$(158)	$(194)
CDX.IG-14 5-Year Index	CSFB	(1.000%	)	06/20/2015	1,800	(17)	(8)	(9)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015	4,400	(42)	(19)	(23)

						$(411)	$(185)	$(226)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014		$31,600	$3,751	$3,318	$433
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		9,600	1,232	1,199	33
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015		3,900	501	487	14
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		10,400	1,335	1,316	19
CDX.EM-13 5-Year Index	RBS	5.000%	06/20/2015		20,000	2,567	2,380	187
CDX.EM-13 5-Year Index	UBS	5.000%	06/20/2015		11,000	1,411	1,308	103
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		28,700	3,972	3,571	401
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		22,400	3,100	2,778	322
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015		20,100	2,761	2,492	269
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		10,900	1,509	1,352	157
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		4,600	636	598	38
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,666	38	0	38
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		2,000	24	0	24
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		61,800	1,940	(386)	2,326
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015		13,100	412	328	84
CDX.IG-6 5-Year Index	DUB	0.400%	06/20/2011		16,252	7	22	(15)
CDX.IG-6 5-Year Index	MSC	0.400%	06/20/2011		956	1	0	1
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015		199,200	1,464	176	1,288
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		27,100	199	(113)	312
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		41,200	303	(171)	474
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		142,200	1,045	(472)	1,517
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011	EUR	2,480	1	14	(13)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,682	61	87	(26)
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,665	86	129	(43)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		2,820	(11)	50	(61)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		23,920	2,731	254	2,477
MCDX 5-Year Index	GSC	1.000%	12/20/2015		$28,500	(1,117)	(1,277)	160
MCDX 5-Year Index	MSC	1.000%	06/20/2015		17,000	(743)	(733)	(10)
MCDX 5-Year Index	MSC	1.000%	12/20/2015		25,000	(980)	(1,099)	119

						$28,236	$17,608	$10,628

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$779	$0	$779
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	37,300	348	47	301
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	76	10	66
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		32,800	512	217	295
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		70,200	271	237	34
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,400	7	0	7
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		49,800	182	0	182
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		49,600	260	61	199
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		56,000	422	444	(22)
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM	MXN	20,000	63	19	44
Pay	3-Month USD-LIBOR	1.700%	12/15/2015	CITI		$41,500	(858)	(124)	(734)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	CSFB		35,700	(309)	(71)	(238)
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	CITI		15,800	(23)	(74)	51
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	JPM		15,800	(23)	(73)	50
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	MSC		33,500	(49)	(142)	93
Pay	3-Month USD-LIBOR	2.750%	12/15/2020	DUB		6,500	(339)	(52)	(287)
Pay	6-Month EUR-EURIBOR	2.500%	09/15/2011	HSBC	EUR	11,000	188	64	124
Pay	6-Month EUR-EURIBOR	4.000%	09/19/2017	BCLY		4,100	437	(309)	746
Pay	6-Month EUR-EURIBOR	4.500%	03/18/2019	DUB		500	88	14	74
Pay	6-Month EUR-EURIBOR	4.000%	03/17/2020	DUB		23,000	2,715	469	2,246

							$4,746	$737	$4,010

(j)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$ 129.000	01/21/2011	120	$49	$2
Put - CBOT U.S. Treasury 10-Year Note February Futures 124.000		01/21/2011	120	61	445

				$110	$447

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$5,200	$36	$71
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,300	36	72
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,400	66	141
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	240,600	1,921	3,264
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	29,000	301	437
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	28,400	279	428

							$2,639	$4,413

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011		$3,800	$13	$12
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011		3,800	16	14
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		8,200	13	6
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		32,000	70	133
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		32,000	176	19
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		16,000	75	5
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	05/18/2011		11,900	28	34
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	05/18/2011		11,900	64	21
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	7,900	30	6
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		32,000	99	77
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		32,000	257	56
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		16,000	115	14
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		18,000	64	12

							$1,020	$409

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$23,300	$123	$189
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	23,300	118	189
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	80,400	899	1,352
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	52,200	568	876

					$1,708	$2,606

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(k)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	35,078	01/2011	CSFB	$2,423	$0	$2,423
Sell	BRL	21,710	02/2011	CITI	0	(449)	(449)
Sell		34,852	02/2011	RBS	0	(792)	(792)
Sell		41,621	03/2011	CITI	0	(349)	(349)
Buy	CAD	34,184	02/2011	DUB	409	0	409
Buy	CNY	69,212	01/2011	BCLY	103	0	103
Buy		42,898	01/2011	BOA	50	0	50
Buy		150,614	01/2011	CITI	219	0	219
Buy		125,642	01/2011	DUB	362	0	362
Sell		122,000	01/2011	DUB	0	(185)	(185)
Sell		342,856	01/2011	JPM	0	(641)	(641)
Buy		76,490	01/2011	MSC	88	0	88
Buy		191,614	06/2011	HSBC	0	(26)	(26)
Buy		108,478	09/2011	BCLY	227	0	227
Buy		122,000	02/2012	DUB	158	0	158
Buy		342,856	02/2012	JPM	719	0	719
Sell	EUR	677	01/2011	BCLY	0	(9)	(9)
Sell		343	01/2011	BNP	0	(5)	(5)
Sell		322	01/2011	BOA	5	0	5
Buy		7,075	01/2011	CITI	102	(226)	(124)
Sell		178,727	01/2011	CITI	6,635	0	6,635
Buy		466	01/2011	CSFB	0	0	0
Sell		5,068	01/2011	CSFB	211	(9)	202
Sell		104,839	01/2011	DUB	5,648	0	5,648
Buy		47,440	01/2011	HSBC	0	(253)	(253)
Sell		361	01/2011	JPM	4	0	4
Buy		1,717	01/2011	RBS	14	(18)	(4)
Sell		1,340	01/2011	RBS	0	(18)	(18)
Sell	GBP	13,000	03/2011	BCLY	16	0	16
Sell		12,999	03/2011	DUB	20	0	20
Sell		8,666	03/2011	RBS	44	0	44
Sell	IDR	256,000,000	03/2011	CITI	109	0	109
Buy	INR	436,100	03/2011	CITI	29	0	29
Buy		392,934	03/2011	HSBC	110	0	110
Buy		734,348	03/2011	RBS	1	(15)	(14)
Sell	JPY	149,509	01/2011	GSC	0	(65)	(65)
Sell		88,993	01/2011	RBC	0	(39)	(39)
Sell		177,986	01/2011	RBS	0	(75)	(75)
Buy	KRW	20,582,000	05/2011	BCLY	0	(97)	(97)
Buy		26,670,230	05/2011	CITI	17	(76)	(59)
Buy		1,156,521	05/2011	GSC	3	0	3
Buy		2,708,000	05/2011	HSBC	0	(19)	(19)
Buy		6,245,400	05/2011	JPM	13	0	13
Buy		17,247,520	05/2011	RBS	46	0	46
Buy	MXN	324,281	02/2011	BCLY	1,654	0	1,654
Buy		11,904	02/2011	DUB	42	0	42
Buy		1,630	02/2011	JPM	0	0	0
Buy		213,281	02/2011	MSC	309	0	309
Buy	MYR	42,759	02/2011	JPM	169	0	169
Buy	NOK	130,204	02/2011	RBC	210	0	210
Buy		65,764	02/2011	UBS	52	0	52
Buy	PHP	1,794,100	02/2011	CITI	463	0	463
Sell		1,995,964	02/2011	CITI	0	(106)	(106)
Buy		14,000	06/2011	BOA	0	(2)	(2)
Buy		112,200	06/2011	CITI	20	(10)	10
Buy		29,822	06/2011	DUB	8	0	8
Buy		22,404	06/2011	HSBC	5	0	5
Buy		30,636	06/2011	JPM	7	0	7
Buy		32,222	06/2011	RBS	0	(7)	(7)
Buy	SGD	19,480	03/2011	BOA	693	0	693
Buy		4,818	03/2011	DUB	150	0	150
Buy		4,040	03/2011	JPM	150	0	150
Buy		61,510	03/2011	RBS	1,038	0	1,038
Buy	TRY	8,570	01/2011	CITI	0	(344)	(344)

					$22,755	$(3,835)	$18,920

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$101,784	$3,590	$105,374
Corporate Bonds & Notes
Banking & Finance	0	912,994	15,920	928,914
Industrials	0	1,013,518	23,893	1,037,411
Utilities	0	216,804	298	217,102
Convertible Bonds & Notes
Banking & Finance	0	3,264	0	3,264
Industrials	0	7,798	0	7,798
Municipal Bonds & Notes
Alaska	0	120	0	120
California	0	84,666	0	84,666
Illinois	0	1,045	0	1,045
Indiana	0	1,993	0	1,993
Iowa	0	189	0	189
Kentucky	0	543	0	543
Massachusetts	0	3,784	0	3,784
Minnesota	0	577	0	577
New Jersey	0	3,297	0	3,297
New York	0	35,772	0	35,772
Ohio	0	16,842	0	16,842
Pennsylvania	0	949	0	949
Tennessee	0	2,682	0	2,682
Texas	0	1,274	0	1,274
West Virginia	0	16,788	0	16,788
U.S. Government Agencies	0	9,542	0	9,542
U.S. Treasury Obligations	0	442	0	442
Mortgage-Backed Securities	0	248,670	0	248,670
Asset-Backed Securities	0	8,229	3,085	11,314
Sovereign Issues	0	598,047	0	598,047
Common Stocks
Energy	362	0	0	362
Utilities	349	0	0	349

Short-Term Instruments
Repurchase Agreements	0	4,021	0	4,021
Egypt Treasury Bills	0	15,750	0	15,750
U.S. Treasury Bills	0	7,771	0	7,771
PIMCO Short-Term Floating NAV Portfolio	43,962	0	0	43,962
	$44,673	$3,319,155	$46,786	$3,410,614

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	25,656	0	25,656
Foreign Exchange Contracts	0	22,755	0	22,755
Interest Rate Contracts	1,243	5,291	0	6,534
	$1,243	$53,702	$0	$54,945

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,723)	0	(1,723)
Foreign Exchange Contracts	0	(3,835)	0	(3,835)
Interest Rate Contracts	(1,884)	(6,141)	(2,606)	(10,631)
	$(1,884)	$(11,699)	$(2,606)	$(16,189)

Totals	$44,032	$3,361,158	$44,180	$3,449,370

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Bank Loan Obligations	$0	$3,600	$0	$0	$0	$(10)	$0	$0	$3,590	$(10)
Corporate Bonds & Notes
Banking & Finance	1,056	2,976	0	0	0	125	11,763	0	15,920	125
Industrials	0	13,454	0	(12)	0	323	10,128	0	23,893	323
Utilities	0	0	0	0	0	0	298	0	298	0
Mortgage-Backed Securities	4,577	0	(446)	14	0	113	0	(4,258)	0	0
Asset-Backed Securities	2,633	1,936	(1,562)	9	6	63	0	0	3,085	11
Common Stocks
Energy	116	0	(91)	0	28	(53)	0	0	0	0

	$8,382	$21,966	$(2,099)	$11	$34	$561	$22,189	$(4,258)	$46,786	$449
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	0	0	(1,707)	0	0	(899)	0	0	(2,606)	(899)
Credit Contracts	(444)	0	0	0	620	(176)	0	0	0	0

	$(444)	$0	$(1,707)	$0	$620	$(1,075)	$0	$0	$(2,606)	$(899)

Totals	$7,938	$21,966	$(3,806)	$11	$654	$(514)	$22,189	$(4,258)	$44,180	$(450)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 29.4%
BANKING & FINANCE 17.1%
AIG Retirement Services, Inc.
8.125% due 04/28/2023		$1,600	$1,699
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		200	247
Ally Financial, Inc.
5.375% due 06/06/2011		800	809
6.000% due 12/15/2011		500	515
6.000% due 05/23/2012		1,700	1,760
6.250% due 12/01/2017		300	300
6.625% due 05/15/2012		300	313
6.750% due 12/01/2014		150	157
6.875% due 09/15/2011		700	723
7.500% due 12/31/2013		4,450	4,817
7.500% due 09/15/2020		600	632
American Express Bank FSB
5.550% due 10/17/2012		600	642
American Express Centurion Bank
5.550% due 10/17/2012		1,500	1,605
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		1,980	1,971
5.250% due 11/21/2011		600	619
American General Finance Corp.
0.552% due 12/15/2011		1,900	1,780
4.625% due 06/22/2011	EUR	9,800	12,947
5.200% due 12/15/2011		$700	683
American International Group, Inc.
0.399% due 10/18/2011		200	198
5.600% due 10/18/2016		700	725
5.850% due 01/16/2018		2,400	2,482
6.400% due 12/15/2020		9,100	9,565
8.000% due 05/22/2068	EUR	1,300	1,685
ASIF III Jersey Ltd.
5.500% due 03/07/2011		600	809
BA Covered Bond Issuer
5.500% due 06/14/2012		$700	737
Banco Santander Brasil S.A.
4.500% due 04/06/2015		2,500	2,563
Banco Santander Chile
1.539% due 04/20/2012		700	700
Bank of America Corp.
6.500% due 08/01/2016		1,800	1,955
8.000% due 12/29/2049		5,400	5,449
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	105
Bank of Montreal
2.850% due 06/09/2015		400	407
Bank of Nova Scotia
1.650% due 10/29/2015		900	861
Bank of Scotland PLC
4.880% due 04/15/2011		5,600	5,661
Barclays Bank PLC
5.000% due 09/22/2016		1,700	1,801
6.050% due 12/04/2017		900	925
14.000% due 11/29/2049	GBP	500	939
BBVA Bancomer S.A.
7.250% due 04/22/2020		$900	954
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,341
BPCE S.A.
2.375% due 10/04/2013		400	399
Capital One Financial Corp.
6.150% due 09/01/2016		300	325
Caterpillar Financial Services Corp.
6.267% due 06/29/2012	AUD	10,500	10,736
CBA Capital Trust I
5.805% due 08/29/2049		$1,900	1,976
CIT Group, Inc.
7.000% due 05/01/2013		11	11
7.000% due 05/01/2014		16	16
7.000% due 05/01/2015		3,216	3,232
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		37	38
Citibank N.A.
1.750% due 12/28/2012		400	408
Citigroup Capital XXI
8.300% due 12/21/2077		400	418
Citigroup Funding, Inc.
1.875% due 10/22/2012		600	612
Citigroup, Inc.
0.427% due 03/16/2012		100	99
0.572% due 06/09/2016		500	447
2.286% due 08/13/2013		1,000	1,018
5.500% due 04/11/2013		2,600	2,770
5.500% due 10/15/2014		1,700	1,833
6.000% due 02/21/2012		40	42
Commonwealth Bank of Australia
0.709% due 07/12/2013		2,500	2,506
Countrywide Financial Corp.
5.800% due 06/07/2012		400	421
Credit Agricole S.A.
8.375% due 10/29/2049		1,600	1,652
Deutsche Bank AG
1.084% due 02/17/2015		900	882
6.000% due 09/01/2017		600	673
Dexia Credit Local
2.000% due 03/05/2013		20,900	21,029
FIH Erhvervsbank A/S
0.672% due 06/13/2013		7,400	7,398
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		3,900	3,939
7.250% due 10/25/2011		800	827
7.375% due 02/01/2011		1,900	1,906
7.500% due 08/01/2012		9,400	9,998
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	137
General Electric Capital Corp.
0.481% due 10/06/2015		$1,500	1,425
2.625% due 12/28/2012		500	519
5.500% due 09/15/2067	EUR	400	465
6.875% due 01/10/2039		$100	116
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	5,698
Goldman Sachs Group, Inc.
5.300% due 02/14/2012		$200	209
5.950% due 01/18/2018		5,000	5,432
GSPA Monetization Trust
6.422% due 10/09/2029		1,677	1,670
HSBC Finance Corp.
6.676% due 01/15/2021		3,900	3,947
ING Bank NV
2.500% due 01/14/2016		600	586
2.625% due 02/09/2012		2,900	2,964
International Lease Finance Corp.
0.633% due 07/01/2011		200	197
4.750% due 01/13/2012		700	708
5.000% due 09/15/2012		1,300	1,315
5.450% due 03/24/2011		1,800	1,814
5.750% due 06/15/2011		600	606
6.750% due 09/01/2016		700	751
IPIC GMTN Ltd.
5.000% due 11/15/2020		500	492
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		1,400	1,445
JPMorgan Chase & Co.
1.053% due 09/30/2013		1,000	1,004
4.250% due 10/15/2020		1,700	1,664
5.750% due 01/02/2013		200	217
7.900% due 04/29/2049		8,700	9,279
LBG Capital No.1 PLC
8.500% due 12/29/2049		100	88
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	300	409
Macquarie Group Ltd.
7.300% due 08/01/2014		$1,300	1,421
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012		200	198
1.372% due 03/22/2011	EUR	400	533
6.050% due 08/15/2012		$600	636
6.875% due 04/25/2018		300	329
Morgan Stanley
0.539% due 01/09/2012		800	800
0.550% due 04/19/2012		200	200
5.950% due 12/28/2017		600	636
Nationwide Building Society
6.250% due 02/25/2020		500	522
New York Life Global Funding
4.650% due 05/09/2013		200	215
Nomura Holdings, Inc.
6.700% due 03/04/2020		1,700	1,823
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,656
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,300	1,358
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		2,500	2,601
Royal Bank of Scotland Group PLC
0.686% due 04/08/2011		5,200	5,203
1.450% due 10/20/2011		18,500	18,608
6.990% due 10/29/2049		800	620
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016		200	196
SLM Corp.
3.125% due 09/17/2012	EUR	6,800	8,868
5.000% due 04/15/2015		$7,900	7,618
5.425% due 12/15/2011	AUD	500	492
SLM Corp. CPI Linked Bond
3.269% due 11/21/2013		$30	28
Societe Generale
5.922% due 04/29/2049		300	265
State Bank of India
4.500% due 07/27/2015		1,000	1,023
Stone Street Trust
5.902% due 12/15/2015		3,200	3,321
Temasek Financial I Ltd.
4.300% due 10/25/2019		300	307
TNK-BP Finance S.A.
6.625% due 03/20/2017		1,400	1,491
7.250% due 02/02/2020		4,700	5,135
7.500% due 03/13/2013		1,100	1,191
7.875% due 03/13/2018		1,300	1,480
UBS AG
1.384% due 02/23/2012		600	605
USB Capital IX
6.189% due 10/29/2049		100	78
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		8,800	9,240
Wachovia Bank N.A.
0.666% due 11/03/2014		400	384

Wachovia Corp.
0.419% due 10/15/2011		2,900	2,903
0.477% due 08/01/2013		500	496
Wells Fargo & Co.
7.980% due 03/29/2049		1,100	1,166

			275,522

INDUSTRIALS 8.2%
Alcoa, Inc.
6.150% due 08/15/2020		1,100	1,132
Altria Group, Inc.
4.125% due 09/11/2015		600	628
7.750% due 02/06/2014		1,600	1,841
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		1,300	1,371
5.375% due 01/15/2020		1,300	1,411
BMW Finance NV
5.250% due 05/21/2012		800	847
Continental Airlines, Inc.
6.750% due 09/15/2015		5,100	5,279
CSN Resources S.A.
6.500% due 07/21/2020		1,700	1,802
Daimler Finance North America LLC
5.750% due 09/08/2011		8,500	8,784
7.300% due 01/15/2012		6,000	6,376
Deutsche Telekom International Finance BV
5.875% due 08/20/2013		6,200	6,833
DISH DBS Corp.
6.375% due 10/01/2011		4,344	4,485
Dow Chemical Co.
4.850% due 08/15/2012		7,200	7,593
6.000% due 10/01/2012		200	216
Enterprise Products Operating LLC
6.375% due 02/01/2013		3,100	3,381
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		3,600	3,798
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		5,100	5,795
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		400	412
8.146% due 04/11/2018		1,300	1,505
Gerdau Holdings, Inc.
7.000% due 01/20/2020		400	442
Gerdau Trade, Inc.
5.750% due 01/30/2021		300	302
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,466
7.625% due 04/09/2019		800	963
Kellogg Co.
5.125% due 12/03/2012		8,500	9,114
Kraft Foods, Inc.
2.625% due 05/08/2013		2,400	2,470
5.250% due 10/01/2013		4,113	4,499
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,032
Northwest Airlines 2001-2 Class B Pass-Through Trust
1.336% due 08/06/2011		1,925	1,869
Pearson Dollar Finance PLC
5.500% due 05/06/2013		400	432
Pemex Project Funding Master Trust
5.750% due 03/01/2018		2,000	2,148
7.500% due 12/18/2013	GBP	100	173
Petrobras International Finance Co.
7.875% due 03/15/2019		$1,800	2,137
Petroleos Mexicanos
8.000% due 05/03/2019		100	121
PPG Industries, Inc.
1.900% due 01/15/2016		1,600	1,521
President and Fellows of Harvard College
6.500% due 01/15/2039		200	237
Reynolds American, Inc.
1.002% due 06/15/2011		2,271	2,274
7.750% due 06/01/2018		200	234
Roche Holdings, Inc.
7.000% due 03/01/2039		600	759
Shell International Finance BV
5.500% due 03/25/2040		200	215
Time Warner Cable, Inc.
6.200% due 07/01/2013		20,000	22,226
Time Warner, Inc.
6.100% due 07/15/2040		5,200	5,475
Total Capital S.A.
4.450% due 06/24/2020		300	312
Transocean, Inc.
4.950% due 11/15/2015		800	828
Union Pacific Corp.
5.700% due 08/15/2018		500	562
Vivendi S.A.
5.750% due 04/04/2013		1,900	2,051
Weyerhaeuser Co.
6.750% due 03/15/2012		2,000	2,113

			133,464

UTILITIES 4.1%
AT&T, Inc.
6.700% due 11/15/2013		2,000	2,274
British Telecommunications PLC
5.150% due 01/15/2013		3,000	3,195
Cleco Power LLC
6.000% due 12/01/2040		3,300	3,234
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	112
Duke Energy Corp.
5.650% due 06/15/2013		2,225	2,445
FirstEnergy Corp.
6.450% due 11/15/2011		10,000	10,409
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,083
NV Energy, Inc.
6.250% due 11/15/2020		1,000	1,010
Progress Energy, Inc.
6.850% due 04/15/2012		3,000	3,214
Qtel International Finance Ltd.
4.750% due 02/16/2021		200	192
Qwest Corp.
3.552% due 06/15/2013		2,000	2,100
8.875% due 03/15/2012		5,100	5,527
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		289	306
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		892	962
6.750% due 09/30/2019		1,000	1,159
Sprint Capital Corp.
7.625% due 01/30/2011		7,400	7,428
Telecom Italia Capital S.A.
0.899% due 07/18/2011		7,400	7,383
Telefonica Emisiones SAU
2.582% due 04/26/2013		2,000	2,003
TELUS Corp.
8.000% due 06/01/2011		5,333	5,479
Verizon Wireless Capital LLC
2.884% due 05/20/2011		500	505
5.250% due 02/01/2012		200	209
Virginia Electric and Power Co.
4.750% due 03/01/2013		4,735	5,053

			66,282

Total Corporate Bonds & Notes (Cost $458,642)			475,268

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Chesapeake Energy Corp.
2.250% due 12/15/2038		400	314
Transocean, Inc.
1.500% due 12/15/2037		2,400	2,376

Total Convertible Bonds & Notes (Cost $2,535)			2,690

MUNICIPAL BONDS & NOTES 3.5%
CALIFORNIA 1.3%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.907% due 10/01/2050		500	502
7.043% due 04/01/2050		1,100	1,113
California State General Obligation Bonds, Series 2010
7.600% due 11/01/2040		1,100	1,147
California State Riverside Community College District General Obligation Bonds, Series 2010
6.971% due 08/01/2035		100	98
7.021% due 08/01/2040		100	98
California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041		200	198
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
6.166% due 07/01/2040		4,400	4,159
6.603% due 07/01/2050		1,000	1,032
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034		700	726
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.713% due 06/01/2039		1,000	934
Orange County, California Local Transportation Authority Revenue Bonds, Series 2010
6.908% due 02/15/2041		7,600	7,922
Pasadena, California Public Financing Authority Revenue Bonds, Series 2010
7.148% due 03/01/2043		2,900	2,842
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		500	463
University of California Revenue Bonds, Series 2010
1.988% due 05/15/2050		200	199

			21,433

FLORIDA 0.1%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038		2,100	2,176

ILLINOIS 0.7%
Chicago, Illinois General Obligation Bonds, Series 2010
7.517% due 01/01/2040		6,800	6,868
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040		1,000	913

Illinois State General Obligation Bonds, Series 2010
6.725% due 04/01/2035		100	92
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011		3,600	3,600

			11,473

LOUISIANA 0.1%
East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, Series 2010
6.087% due 02/01/2045		800	771

NEBRASKA 0.0%
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041		100	99

NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030		300	277
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045		200	196

			473

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.302% due 06/15/2013		1,500	1,503
New Jersey State Turnpike Authority Revenue Bonds, Series 2010
7.102% due 01/01/2041		1,000	1,085

			2,588

NEW YORK 0.7%
New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035		4,700	4,605
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.932% due 11/01/2036		500	472
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
7.134% due 11/15/2030		5,500	5,575
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040		1,000	967

			11,619

OHIO 0.1%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
8.084% due 02/15/2050		1,000	1,065
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.500% due 06/01/2047		700	508

			1,573

TEXAS 0.2%
San Antonio, Texas Revenue Bonds, Series 2010
5.808% due 02/01/2041		2,600	2,595

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2010
6.790% due 07/01/2040		2,400	2,347

Total Municipal Bonds & Notes (Cost $57,033)			57,147

U.S. GOVERNMENT AGENCIES 36.3%
Fannie Mae
0.611% due 07/25/2037		1,549	1,555
0.641% due 07/25/2037		1,752	1,761
0.661% due 09/25/2035		1,037	1,037
0.671% due 09/25/2035		2,103	2,103
0.711% due 09/25/2035		766	767
0.750% due 12/18/2013		12,200	12,073
0.981% due 06/25/2037		2,417	2,441
0.991% due 06/25/2040		10,954	11,039
1.000% due 09/23/2013		2,400	2,398
1.001% due 03/25/2040		2,669	2,700
1.125% due 09/30/2013		600	602
1.250% due 08/20/2013		800	806
1.625% due 10/26/2015		13,100	12,783
1.750% due 02/22/2013 - 05/07/2013		1,900	1,941
2.500% due 05/15/2014		500	519
2.750% due 02/05/2014 - 03/13/2014		700	732
2.875% due 12/11/2013		200	210
3.000% due 09/16/2014		100	105
3.500% due 01/01/2041		9,000	8,607
4.000% due 04/01/2023 - 01/01/2041		153,160	152,488
4.125% due 04/15/2014		6,300	6,876
4.375% due 03/15/2013 - 10/15/2015		2,400	2,621
4.500% due 03/01/2024 - 01/01/2041		223,471	229,606
4.625% due 10/15/2013		100	110
5.000% due 03/15/2016 - 01/01/2041		37,079	39,127
5.375% due 06/12/2017		400	461
5.500% due 07/01/2028 - 01/01/2041		23,792	25,466
6.000% due 11/01/2032 - 05/01/2037		16,855	18,350
Federal Home Loan Bank
0.875% due 12/27/2013		300	298
3.125% due 12/13/2013		2,200	2,323
3.625% due 10/18/2013		700	748
Freddie Mac
0.515% due 11/26/2012		800	798
0.875% due 10/28/2013		12,000	11,946
0.960% due 08/15/2037		2,123	2,142
0.970% due 10/15/2037		503	508
0.980% due 05/15/2037 - 09/15/2037		2,336	2,359
1.750% due 09/10/2015		4,400	4,330
2.500% due 01/07/2014 - 04/23/2014		800	831
3.000% due 07/28/2014		300	316
3.500% due 05/29/2013 - 01/01/2041		1,100	1,061
4.125% due 09/27/2013		300	325
4.375% due 07/17/2015		2,200	2,429
4.500% due 01/15/2013 - 08/01/2040		11,814	12,547
4.875% due 11/15/2013		400	444
5.000% due 02/16/2017 - 04/18/2017		600	677
5.250% due 04/18/2016		100	115
5.500% due 07/18/2016 - 03/01/2039		2,607	2,855
Small Business Administration
6.220% due 12/01/2028		82	91

Total U.S. Government Agencies (Cost $593,007)			586,427

U.S. TREASURY OBLIGATIONS 13.6%
Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028		2,923	2,983
2.000% due 01/15/2026		1,984	2,111
2.375% due 01/15/2025		11,371	12,682
2.375% due 01/15/2027 (d)(g)		57,698	64,265
2.500% due 01/15/2029		20,781	23,645
3.625% due 04/15/2028		135	175
3.875% due 04/15/2029		13,970	18,779
U.S. Treasury Notes
0.500% due 10/15/2013		13,200	13,055
0.500% due 11/15/2013		4,600	4,541
0.750% due 08/15/2013		6,000	5,989
0.750% due 09/15/2013		9,000	8,973
0.750% due 12/15/2013		12,300	12,215
1.000% due 07/15/2013		3,500	3,518
1.125% due 06/15/2013		1,800	1,815
1.250% due 10/31/2015		400	387
1.750% due 07/31/2015		2,200	2,193
1.875% due 06/30/2015 (d)		14,000	14,058
2.125% due 11/30/2014		2,300	2,356
2.125% due 05/31/2015 (d)		16,500	16,766
2.500% due 04/30/2015		8,000	8,272

Total U.S. Treasury Obligations (Cost $220,146)			218,778

MORTGAGE-BACKED SECURITIES 3.4%
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	1,000	1,335
2.403% due 05/16/2047		1,800	2,397
Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		$4,150	3,628
Bear Stearns Commercial Mortgage Securities
0.370% due 03/15/2019		866	852
5.593% due 06/11/2040		42	42
Chase Mortgage Finance Corp.
5.295% due 12/25/2035		3,936	3,646
Citigroup Mortgage Loan Trust, Inc.
0.331% due 01/25/2037		1,147	679
2.670% due 03/25/2036		3,051	2,645
Extended Stay America Trust
2.950% due 11/05/2027		4,692	4,620
First Horizon Asset Securities, Inc.
2.880% due 10/25/2035		823	674
Granite Master Issuer PLC
0.351% due 12/20/2054		7,817	7,278
JPMorgan Chase Commercial Mortgage Securities Corp.
5.447% due 06/12/2047		2,100	2,179
JPMorgan Mortgage Trust
3.101% due 08/25/2035		1,570	1,363
5.750% due 01/25/2036		95	86
Merrill Lynch Mortgage Investors, Inc.
5.322% due 09/25/2035		1,831	1,686
Morgan Stanley Capital I
5.439% due 02/12/2044		1,800	1,865
5.610% due 04/15/2049		2,400	2,460

OBP Depositor LLC Trust
4.646% due 07/15/2045		4,600	4,704
Thornburg Mortgage Securities Trust
0.353% due 03/25/2037		1,062	1,037
Wachovia Mortgage Loan Trust LLC
3.076% due 10/20/2035		2,100	1,726
WaMu Mortgage Pass-Through Certificates
1.828% due 11/25/2046		9,434	6,914
Wells Fargo Mortgage-Backed Securities Trust
2.861% due 10/25/2035		2,553	2,399

Total Mortgage-Backed Securities (Cost $54,007)			54,215

ASSET-BACKED SECURITIES 1.0%
Centurion CDO VII Ltd.
0.657% due 01/30/2016		2,187	2,074
Chase Issuance Trust
5.160% due 04/16/2018		100	112
Countrywide Asset-Backed Certificates
0.311% due 05/25/2047		26	26
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		32	32
HSBC Home Equity Loan Trust
1.201% due 11/20/2036		10,100	9,939
Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		4,500	4,485

Total Asset-Backed Securities (Cost $16,675)			16,668

SOVEREIGN ISSUES 3.1%
Canada Government International Bond
2.000% due 12/01/2014	CAD	2,000	1,997
2.500% due 09/01/2013		2,900	2,964
3.000% due 12/01/2015		300	310
Canada Housing Trust No. 1
2.750% due 12/15/2015		1,400	1,413
3.350% due 12/15/2020		1,600	1,590
Export-Import Bank of Korea
4.000% due 01/29/2021		$1,800	1,688
5.125% due 06/29/2020		400	413
5.875% due 01/14/2015		1,500	1,627
8.125% due 01/21/2014		3,400	3,895
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,010
Mexico Government International Bond
6.000% due 06/18/2015	MXN	76,300	6,141
6.050% due 01/11/2040		$200	205
Province of Ontario Canada
4.200% due 03/08/2018	CAD	200	212
4.200% due 06/02/2020		18,600	19,299
4.300% due 03/08/2017		400	428
4.400% due 06/02/2019		900	955
4.600% due 06/02/2039		600	628
5.500% due 06/02/2018		300	342
5.850% due 03/08/2033		1,400	1,706
Qatar Government International Bond
6.400% due 01/20/2040		$1,600	1,744
Societe Financement de l’Economie Francaise
0.489% due 07/16/2012		2,000	2,006

Total Sovereign Issues (Cost $49,764)			50,573

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
American International Group, Inc.
8.500% due 08/01/2011		9,500	83
Wells Fargo & Co.
7.500% due 12/31/2049		2,900	2,902

Total Convertible Preferred Securities (Cost $2,790)			2,985

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank
10.000% due 12/31/2049		1,000	1,080

Total Preferred Securities (Cost $1,030)			1,080

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 30.7%
CERTIFICATES OF DEPOSIT 0.6%
Itau Unibanco S.A.
1.300% due 03/14/2011		$3,400	3,407
1.450% due 06/13/2011		3,300	3,317
1.700% due 09/12/2011		3,400	3,428

			10,152

CORPORATE BONDS & NOTES 1.0%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		4,800	4,679
Pacific Gas & Electric Co.
0.869% due 10/11/2011		11,500	11,498

			16,177

REPURCHASE AGREEMENTS 1.5%
Barclays Capital, Inc.
0.250% due 01/03/2011		12,100	12,100
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.500% due 06/30/2017 valued at $12,400. Repurchase proceeds are $12,100.)
BNP Paribas Securities Corp.
0.180% due 01/03/2011		2,700	2,700
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $2,767. Repurchase proceeds are $2,700.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		9,856	9,856
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $10,058. Repurchase proceeds are $9,856.)

			24,656

JAPAN TREASURY BILLS 3.8%
0.108% due 01/31/2011 - 03/14/2011 (a)	JPY	4,950,000	60,963

U.S. TREASURY BILLS 0.1%
0.154% due 01/06/2011 - 06/09/2011 (a)(d)(e)		$1,350	1,349

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.7%
		38,158,647	382,197

Total Short-Term Instruments (Cost $495,402)			495,494

Total Investments 121.5% (Cost $1,951,031)			$1,961,325
Written Options (i) (0.3%) (Premiums $3,847)			(5,378)
Other Assets and Liabilities (Net) (21.2%)			(341,206)

Net Assets 100.0%			$1,614,741

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $3,185 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $610 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $39,348 at a weighted average interest rate of 0.037%. On December 31, 2010, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $5,906 and cash of $40 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	258	$(32)
90-Day Eurodollar December Futures	Long	12/2012	110	(218)
90-Day Eurodollar June Futures	Long	06/2011	1,135	302
90-Day Eurodollar June Futures	Long	06/2012	370	(254)
90-Day Eurodollar June Futures	Long	06/2013	10	(27)
90-Day Eurodollar March Futures	Long	03/2011	1,155	154
90-Day Eurodollar March Futures	Long	03/2012	438	(151)
90-Day Eurodollar March Futures	Long	03/2013	107	(198)
90-Day Eurodollar September Futures	Long	09/2011	114	58
90-Day Eurodollar September Futures	Long	09/2012	345	(504)
90-Day Eurodollar September Futures	Long	09/2013	50	(119)
U.S. Treasury 2-Year Note March Futures	Long	03/2011	1,864	399
U.S. Treasury 5-Year Note March Futures	Long	03/2011	68	(108)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	23	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	23	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2012	23	(20)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2012	23	(25)

				$(767)

(h)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.033%	$500	$0	$(7)	$7
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.061%	1,000	(3)	(16)	13
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.061%	7,200	(16)	(90)	74
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.033%	1,000	(1)	(10)	9
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.033%	500	(1)	(7)	6
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.033%	300	0	(8)	8
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.061%	900	(2)	(9)	7
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.061%	1,400	(4)	(16)	12
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.061%	500	(1)	(5)	4
France Government Bond	GSC	0.250%	12/20/2015	1.062%	300	(12)	(6)	(6)
France Government Bond	RBS	0.250%	12/20/2015	1.062%	700	(27)	(14)	(13)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.329%	2,200	(33)	(44)	11
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.164%	4,000	559	143	416
Japan Government International Bond	BOA	1.000%	03/20/2016	0.718%	300	4	4	0
Japan Government International Bond	DUB	1.000%	03/20/2015	0.590%	100	2	1	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.590%	600	10	7	3
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.817%	200	1	0	1
MetLife, Inc.	BOA	1.000%	12/20/2015	1.605%	1,900	(52)	(106)	54
MetLife, Inc.	GSC	1.000%	03/20/2015	1.440%	2,000	(35)	(121)	86
MetLife, Inc.	GSC	1.000%	09/20/2015	1.557%	3,500	(85)	(225)	140
MetLife, Inc.	JPM	1.000%	09/20/2015	1.557%	5,600	(136)	(332)	196
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.017%	400	0	(9)	9
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.017%	400	0	(9)	9
Mexico Government International Bond	DUB	1.000%	03/20/2015	1.017%	200	0	(5)	5
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.080%	7,200	(23)	(83)	60
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.221%	2,900	(29)	(59)	30
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.715%	2,000	28	46	(18)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.637%	1,000	16	5	11
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.637%	2,400	36	12	24

						$196	$(963)	$1,159

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$ 9,300	$1,194	$1,181	$13
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	116	118	(2)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	1,000	128	117	11
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	64	56	8
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	1,700	218	191	27
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	3,200	443	417	26
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	5,000	692	685	7
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	3,400	471	460	11
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015	2,400	332	319	13
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	1,200	166	143	23
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	100	14	13	1
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	1,000	138	130	8
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	300	42	42	0
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	15,700	493	443	50
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	11,100	348	(89)	437
CDX.HY-15 5-Year Index	DUB	5.000%	12/20/2015	10,300	324	66	258
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	7,800	245	74	171
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	28,300	888	79	809
CDX.HY-15 5-Year Index	RBS	5.000%	12/20/2015	1,200	38	(8)	46
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	2,700	19	1	18
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	9,200	67	22	45
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	3,900	29	(5)	34
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	11,100	82	(42)	124
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	6,600	48	(13)	61
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	4,700	34	(9)	43
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015	8,400	62	16	46
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	20,700	152	(50)	202
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	4,200	31	23	8

					$6,878	$4,380	$2,498

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$2	$0	$2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	1	0	1
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	3	0	3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		600	3	1	2
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,600	9	2	7
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		1,300	7	2	5
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		11,100	58	14	44
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		3,200	30	5	25
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		2,800	26	1	25
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		16,400	132	68	64
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		1,100	3	0	3
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		700	2	0	2
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		28,000	94	(12)	106
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	46	26	20
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		5,600	35	10	25
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		1,100	4	0	4
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		600	1	(1)	2
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		2,100	10	1	9
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		21,200	92	77	15
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		8,200	30	14	16
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		1,700	6	0	6
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,500	7	(2)	9
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		900	0	1	(1)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		1,000	0	1	(1)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		800	4	1	3
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		21,800	51	55	(4)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,400	19	9	10
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		10,300	85	3	82
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		400	4	1	3
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		20,600	155	82	73
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,900	16	7	9
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		5,100	58	4	54
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		2,600	30	0	30
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		12,900	6	0	6
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		1,000	4	4	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		300	2	0	2
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		600	5	0	5
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		200	3	1	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		600	10	5	5
Pay	3-Month USD-LIBOR	1.250%	12/19/2013	GSC$		$9,500	(88)	1	(89)

							$972	$384	$588

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI EM Index	103,425	1-Month USD-LIBOR plus a specified spread	$224,108	01/31/2011	CSFB	$14,980
Receive	eRAFI EM Index	82,225	1-Month USD-LIBOR plus a specified spread	178,171	01/31/2011	JPM	11,870
Receive	eRAFI EM Index	5,815	1-Month USD-LIBOR plus a specified spread	12,599	03/31/2011	JPM	840
Receive	eRAFI EM Index	46,053	1-Month USD-LIBOR plus a specified spread	99,790	04/29/2011	JPM	6,659
Receive	eRAFI EM Index	52,609	1-Month USD-LIBOR plus a specified spread	113,997	05/31/2011	JPM	7,607
Receive	eRAFI EM Index	173,202	1-Month USD-LIBOR plus a specified spread	375,306	06/30/2011	JPM	25,046
Receive	eRAFI EM Index	105,792	1-Month USD-LIBOR plus a specified spread	238,036	08/12/2011	JPM	6,602
Receive	eRAFI EM Index	63,962	1-Month USD-LIBOR plus a specified spread	143,109	01/18/2011	MLP	4,819
Receive	eRAFI EM Index	56,443	1-Month USD-LIBOR plus a specified spread	127,831	02/23/2011	MLP	2,747

							$81,170

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	301	$129	$172
Call - CME S&P 500 Index January Futures	1,275.000	01/21/2011	46	90	89
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	301	188	127
Put - CME S&P 500 Index January Futures	1,190.000	01/21/2011	46	120	49

				$527	$437

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$18,300	$38	$89
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	21,400	122	255
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	25,500	96	193
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	13,000	109	176
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,600	11	22
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,900	77	175
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	7,400	46	100
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	57,900	455	785
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,400	66	93
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	16,400	170	207
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,700	171	198
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,500	88	128
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	10,400	113	131
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	19,400	197	244
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	9,600	94	145
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,100	251	367
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,600	237	293
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,200	80	98
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	1,700	24	25
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	3,200	44	48
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	1,600	22	24
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	1,600	22	24
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,000	12	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	3,600	51	54

							$2,596	$3,875

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		$1,000	$2	$1
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	1,600	6	1

							$8	$2

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium(6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$9,200	$49	$74
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	8,500	43	69
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	28,400	316	478
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	23,100	251	388

					$659	$1,009

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,100	$19	$21
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,400	31	24
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	10

						$57	$55

(j)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2041	$9,000	$8,513	$8,598
Fannie Mae	6.000%	01/01/2041	3,000	3,255	3,261
Freddie Mac	3.500%	01/01/2041	1,000	944	953

				$12,712	$12,812

(k)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,300	01/2011	BNP	$41	$0	$41
Sell		8,377	01/2011	RBS	0	(570)	(570)
Buy	BRL	37,767	03/2011	CITI	317	0	317
Buy		186	09/2011	BOA	6	0	6
Buy		186	09/2011	MSC	6	0	6
Buy	CAD	821	02/2011	BNP	19	0	19
Buy		1,506	02/2011	BOA	27	0	27
Buy		9,733	02/2011	DUB	117	0	117
Sell	CHF	104	02/2011	RBC	0	(7)	(7)
Buy	CNY	210	11/2011	BCLY	0	0	0
Buy		1,260	11/2011	CITI	1	0	1
Buy		10,261	11/2011	HSBC	0	(10)	(10)
Buy		16,470	11/2011	JPM	10	(7)	3
Buy		12,217	02/2012	BCLY	0	(9)	(9)
Sell	EUR	300	01/2011	BNP	0	(7)	(7)
Sell		694	01/2011	BOA	0	(15)	(15)
Sell		26,254	01/2011	CITI	1,358	(16)	1,342
Sell		1,025	01/2011	CSFB	0	(1)	(1)
Sell		200	01/2011	MSC	0	(2)	(2)
Sell		227	01/2011	RBC	0	(6)	(6)
Sell		200	01/2011	RBS	0	(1)	(1)
Sell		483	01/2011	UBS	0	(10)	(10)
Sell	GBP	388	03/2011	BCLY	1	0	1
Sell		387	03/2011	DUB	1	0	1
Sell		259	03/2011	RBS	1	0	1
Buy	IDR	2,298,250	04/2011	CITI	4	0	4
Buy		1,846,000	04/2011	JPM	4	0	4
Buy		3,299,438	07/2011	BCLY	5	0	5
Buy		1,323,000	07/2011	BNP	4	0	4
Buy		8,842,000	07/2011	CITI	9	(3)	6
Buy		8,381,350	07/2011	HSBC	23	0	23
Buy		3,102,000	07/2011	JPM	1	0	1
Buy		1,228,500	07/2011	RBS	4	0	4
Buy		6,016,000	10/2011	DUB	0	(1)	(1)
Buy		12,699,175	10/2011	RBS	0	0	0
Buy	INR	45,660	01/2011	BCLY	20	0	20
Sell		23,000	01/2011	BCLY	0	(8)	(8)
Buy		31,836	01/2011	CITI	11	0	11
Sell		34,000	01/2011	JPM	0	(16)	(16)
Sell		20,496	01/2011	RBS	0	(6)	(6)
Buy		11,632	03/2011	BCLY	0	0	0
Buy		27,496	03/2011	RBS	6	0	6
Buy		23,000	05/2011	BCLY	8	0	8
Buy		34,000	05/2011	JPM	16	0	16
Buy	JPY	24,579	01/2011	BCLY	8	0	8
Buy		48,688	01/2011	CITI	0	0	0
Sell		4,790,000	01/2011	CITI	0	(66)	(66)
Buy		107,688	01/2011	CSFB	48	0	48
Sell		137,775	01/2011	GSC	0	(60)	(60)
Buy		16,338	01/2011	JPM	1	0	1
Sell		82,009	01/2011	RBC	0	(36)	(36)
Sell		164,017	01/2011	RBS	0	(69)	(69)
Buy		40,855	01/2011	UBS	3	0	3
Sell		160,000	03/2011	CITI	0	(55)	(55)
Sell	KRW	3,874,896	01/2011	JPM	0	(68)	(68)
Buy		3,874,896	01/2011	MSC	26	(2)	24
Buy		59,600	05/2011	BCLY	0	0	0
Buy		2,179,680	05/2011	CITI	11	(3)	8
Buy		47,997	05/2011	GSC	0	0	0
Buy		1,375,250	05/2011	HSBC	16	(1)	15
Buy		9,737,096	05/2011	JPM	132	0	132
Buy		226,000	05/2011	RBS	0	0	0
Buy		2,439,150	05/2011	UBS	56	0	56
Buy	MXN	19,291	02/2011	BCLY	56	0	56
Buy		30,590	02/2011	BOA	86	0	86
Buy		11,274	02/2011	CITI	10	(1)	9
Buy		2,539	02/2011	JPM	5	0	5
Buy		82,764	02/2011	MSC	78	0	78
Buy		1,273	02/2011	UBS	3	0	3
Buy	MYR	260	02/2011	BCLY	1	0	1
Buy		240	02/2011	CITI	1	0	1
Buy		1,025	02/2011	DUB	5	0	5
Buy		620	02/2011	HSBC	3	0	3
Buy		1,855	02/2011	JPM	6	0	6
Buy		220	02/2011	RBS	1	0	1
Buy	PHP	2,941	02/2011	CITI	1	0	1
Buy		1,469	02/2011	JPM	0	0	0
Buy		71,208	06/2011	BCLY	42	0	42
Buy		15,180	06/2011	CITI	5	0	5
Buy		7,415	06/2011	DUB	2	0	2
Buy		29,746	06/2011	HSBC	6	0	6
Buy		25,562	06/2011	JPM	16	0	16
Buy		128,269	11/2011	CITI	54	0	54
Buy		57,096	11/2011	GSC	15	0	15
Buy		22,185	11/2011	JPM	11	0	11
Buy	SGD	920	01/2011	JPM	17	0	17
Sell		920	01/2011	RBS	0	(18)	(18)
Buy		128	02/2011	CITI	0	0	0
Buy		652	02/2011	HSBC	8	0	8
Buy		260	02/2011	MSC	2	0	2
Buy		132	03/2011	CITI	3	0	3
Buy		257	03/2011	GSC	0	0	0
Buy		1,707	03/2011	HSBC	30	0	30
Buy		517	03/2011	JPM	3	0	3
Buy		132	03/2011	MSC	3	0	3
Buy		257	06/2011	CITI	0	0	0
Buy		1,333	06/2011	DUB	16	0	16
Buy		1,620	06/2011	GSC	12	0	12
Buy		972	06/2011	JPM	8	0	8
Buy		920	06/2011	RBS	18	0	18
Buy	TRY	1,056	01/2011	BCLY	1	(19)	(18)
Buy		303	01/2011	CITI	0	(4)	(4)
Buy		151	01/2011	CSFB	0	(3)	(3)
Buy		2,078	01/2011	HSBC	0	(59)	(59)
Buy		1,641	01/2011	JPM	0	(40)	(40)
Buy		310	01/2011	MSC	0	0	0
Buy		311	01/2011	UBS	1	0	1
Buy	TWD	1,009	01/2011	DUB	2	0	2
Sell		3,091	01/2011	DUB	0	(3)	(3)
Buy		617	01/2011	JPM	2	0	2
Buy		950	01/2011	MSC	2	0	2
Buy		515	01/2011	UBS	1	0	1
Buy		2,692	04/2011	BOA	6	0	6
Buy		4,991	04/2011	DUB	9	0	9
Buy		2,762	04/2011	JPM	5	0	5
Buy	ZAR	1,457	01/2011	BCLY	20	0	20
Buy		21,069	01/2011	HSBC	181	0	181
Buy		728	01/2011	JPM	10	0	10
Buy		1,520	09/2011	BCLY	23	0	23
Buy		760	09/2011	MSC	11	0	11

					$3,122	$(1,202)	$1,920

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$273,764	$1,758	$275,522
Industrials	0	131,595	1,869	133,464
Utilities	0	66,282	0	66,282
Convertible Bonds & Notes
Industrials	0	2,690	0	2,690
Municipal Bonds & Notes
California	0	21,433	0	21,433
Florida	0	2,176	0	2,176
Illinois	0	11,473	0	11,473
Louisiana	0	771	0	771
Nebraska	0	99	0	99
Nevada	0	473	0	473
New Jersey	0	2,588	0	2,588
New York	0	11,619	0	11,619
Ohio	0	1,573	0	1,573
Texas	0	2,595	0	2,595
Washington	0	2,347	0	2,347
U.S. Government Agencies	0	586,427	0	586,427
U.S. Treasury Obligations	0	218,778	0	218,778
Mortgage-Backed Securities	0	54,215	0	54,215
Asset-Backed Securities	0	10,109	6,559	16,668
Sovereign Issues	0	50,573	0	50,573
Convertible Preferred Securities
Banking & Finance	2,985	0	0	2,985
Preferred Securities
Banking & Finance	0	1,080	0	1,080
Short-Term Instruments
Certificates of Deposit	0	10,152	0	10,152
Corporate Bonds & Notes	0	11,498	4,679	16,177
Repurchase Agreements	0	24,656	0	24,656
Japan Treasury Bills	0	60,963	0	60,963
U.S. Treasury Bills	0	1,349	0	1,349
PIMCO Short-Term Floating NAV Portfolio	382,197	0	0	382,197
	$385,182	$1,561,278	$14,865	$1,961,325

Short Sales, at value	$0	$(12,812)	$0	$(12,812)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,696	0	3,696
Equity Contracts	0	81,170	0	81,170
Foreign Exchange Contracts	0	3,122	0	3,122
Interest Rate Contracts	913	683	0	1,596
	$913	$88,671	$0	$89,584

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(41)	0	(41)
Equity Contracts	(138)	0	0	(138)
Foreign Exchange Contracts	0	(1,202)	0	(1,202)
Interest Rate Contracts	(1,680)	(4,269)	(1,064)	(7,013)

	$(1,818)	$(5,512)	$(1,064)	$(8,394)

Totals	$384,277	$1,631,625	$13,801	$2,029,703

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,697	$(4)	$0	$0	$(23)	$88	$0	$1,758	$(23)
Industrials	0	2,142	(255)	11	4	(33)	0	0	1,869	(33)
Asset-Backed Securities	2,044	4,500	(6)	11	0	10	0	0	6,559	2,048
Short-Term Instruments
Corporate Bonds & Notes	0	4,679	0	0	0	0	0	0	4,679	0

	$2,044	$13,018	$(265)	$22	$4	$(46)	$88	$0	$14,865	$1,992

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(7)	$0	$(708)	$0	$0	$(349)	$0	$0	$(1,064)	$(349)

Totals	$2,037	$13,018	$(973)	$22	$4	$(395)	$88	$0	$13,801	$1,643

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Emerging Local Bond Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Westpac Banking Corp.
0.492% due 12/14/2012		$8,000	$8,007

Total Australia (Cost $8,000)			8,007

BRAZIL 12.1%
CORPORATE BONDS & NOTES 0.1%
Banco do Brasil S.A.
4.500% due 01/22/2015		$860	899
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	4,022

			4,921

SOVEREIGN ISSUES 12.0%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		212,725	125,878
10.000% due 01/01/2013		75,925	44,005
10.000% due 01/01/2017		977,382	539,870
10.000% due 01/01/2021		83,016	44,082

			753,835

Total Brazil (Cost $681,054)			758,756

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$5,600	5,600

Total Canada (Cost $5,600)			5,600

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Hyundai Capital Auto Funding Ltd.
1.261% due 09/20/2016		$8,000	7,897

Total Cayman Islands (Cost $7,812)			7,897

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,501,888	3,671
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		643,666	1,372
3.000% due 07/01/2018		1,201,511	2,587
3.000% due 10/01/2018		32,183	69

Total Chile (Cost $5,676)			7,699

COLOMBIA 3.6%
SOVEREIGN ISSUES 3.6%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	31,200,000	21,960
Colombia Government International Bond
2.092% due 11/16/2015		$21,580	21,850
3.852% due 03/18/2013		2,100	2,153
7.750% due 04/14/2021	COP	51,943,000	32,261
8.250% due 12/22/2014		$2,040	2,402
9.850% due 06/28/2027	COP	112,846,000	83,312
12.000% due 10/22/2015		85,676,000	59,670

Total Colombia (Cost $190,652)			223,608

EGYPT 0.5%
BANK LOAN OBLIGATIONS 0.3%
Petroleum Export Ltd.
3.319% due 12/07/2012		$15,000	14,956

CORPORATE BONDS & NOTES 0.2%
Petroleum Export Ltd.
5.265% due 06/15/2011		5,664	5,654
Petroleum Export II Ltd.
6.340% due 06/20/2011		5,706	5,691

			11,345

SOVEREIGN ISSUES 0.0%
Egypt Government International Bond
8.750% due 07/18/2012	EGP	10,800	1,862

Total Egypt (Cost $28,249)			28,163

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
8.500% due 07/25/2011		$5,800	6,032

Total El Salvador (Cost $5,946)			6,032

FRANCE 0.5%
CORPORATE BONDS & NOTES 0.5%
Dexia Credit Local S.A.
0.539% due 01/12/2012		$28,900	28,791

Total France (Cost $28,900)			28,791

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$840	980
10.250% due 11/08/2011		5,700	6,142

Total Guatemala (Cost $7,035)			7,122

HUNGARY 1.0%
SOVEREIGN ISSUES 1.0%
Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,301
5.500% due 02/12/2016		6,319,600	27,427
6.000% due 10/12/2011		1,060,000	5,084
6.000% due 10/24/2012		537,300	2,537
6.500% due 06/24/2019		620,000	2,703
6.750% due 11/24/2017		478,000	2,145
7.500% due 11/12/2020		4,270,000	19,927

Total Hungary (Cost $70,402)			63,124

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
5.750% due 01/12/2012		$6,700	6,964

Total India (Cost $6,929)			6,964

INDONESIA 8.0%
CORPORATE BONDS & NOTES 0.3%
Majapahit Holding BV
7.250% due 10/17/2011		$17,400	18,129

SOVEREIGN ISSUES 7.7%
Indonesia Government International Bond
6.750% due 03/10/2014		2,440	2,736
8.380% due 09/15/2026	IDR	127,000,000	13,530
9.500% due 07/15/2023		112,807,000	13,479
9.500% due 07/15/2031		517,211,000	58,429
10.000% due 07/15/2017		79,000,000	10,027
10.000% due 02/15/2028		503,351,000	59,958
10.500% due 08/15/2030		958,989,000	118,170
10.500% due 07/15/2038		362,238,000	43,525
11.000% due 12/15/2012		127,850,000	15,508
11.000% due 10/15/2014		85,000,000	10,789
11.000% due 11/15/2020		618,548,000	83,712
11.000% due 09/15/2025		170,000,000	22,135
11.250% due 05/15/2014		850,000	108
11.500% due 09/15/2019		46,330,000	6,396
12.800% due 06/15/2021		166,974,000	24,952
13.450% due 08/15/2011		50,000	6

			483,460

Total Indonesia (Cost $450,766)			501,589

IRELAND 0.1%
CORPORATE BONDS & NOTES 0.1%
DanFin Funding Ltd.
0.989% due 07/16/2013		$5,000	4,998

Total Ireland (Cost $5,000)			4,998

KAZAKHSTAN 1.4%
CORPORATE BONDS & NOTES 1.4%
Intergas Finance BV
6.875% due 11/04/2011		$8,390	8,746
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		15,800	16,076
KazMunayGas National Co.
8.375% due 07/02/2013		34,500	38,209
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		22,399	23,519

Total Kazakhstan (Cost $85,595)			86,550

LUXEMBOURG 0.5%
CORPORATE BONDS & NOTES 0.5%
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	7,300	10,510
Gazprom Via Gaz Capital S.A.
7.510% due 07/31/2013		$7,500	8,280
Sberbank Via SB Capital S.A.
5.930% due 11/14/2011		9,000	9,349
6.480% due 05/15/2013		2,000	2,140
Telecom Italia Capital S.A.
0.767% due 02/01/2011		2,600	2,599

Total Luxembourg (Cost $32,479)			32,878

MALAYSIA 4.4%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
7.000% due 05/22/2012		$7,535	8,104
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,040

			9,144

SOVEREIGN ISSUES 4.3%
Malaysia Government International Bond
3.741% due 02/27/2015	MYR	302,650	99,679
3.835% due 08/12/2015		342,380	112,944
4.240% due 02/07/2018		2,300	768
4.378% due 11/29/2019		163,335	54,581
7.500% due 07/15/2011		$1,050	1,085

			269,057

Total Malaysia (Cost $261,090)			278,201

MEXICO 11.8%
CORPORATE BONDS & NOTES 0.4%
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,060
Hipotecaria Su Casita S.A. de C.V.
6.250% due 06/25/2012	MXN	152,860	3,744
6.490% due 03/26/2012		23,650	723
Pemex Finance Ltd.
9.030% due 02/15/2011		$350	353

Pemex Project Funding Master Trust
0.903% due 12/03/2012		12,000	11,982
5.500% due 02/24/2025	EUR	5,000	6,540
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	25,000	2,078

			26,480

SOVEREIGN ISSUES 11.4%
Mexico Government International Bond
7.000% due 06/19/2014		471,300	39,628
7.750% due 12/14/2017		704,300	60,752
8.000% due 12/17/2015		53,100	4,594
8.000% due 06/11/2020		455,900	39,720
8.500% due 12/13/2018		2,406,267	215,554
9.000% due 12/20/2012		1,012,018	87,919
9.500% due 12/18/2014		2,924,102	265,418

			713,585

Total Mexico (Cost $720,495)			740,065

PANAMA 0.1%
SOVEREIGN ISSUES 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$1,510	1,752
9.375% due 07/23/2012		1,300	1,462
9.625% due 02/08/2011		3,000	3,050

Total Panama (Cost $6,182)			6,264

PERU 1.7%
SOVEREIGN ISSUES 1.7%
Peru Government International Bond
6.850% due 02/12/2042	PEN	35,500	12,724
6.900% due 08/12/2037		34,550	12,632
7.840% due 08/12/2020		99,150	40,388
9.125% due 02/21/2012		$8,000	8,736
9.910% due 05/05/2015	PEN	81,734	35,370

Total Peru (Cost $106,281)			109,850

PHILIPPINES 0.5%
CORPORATE BONDS & NOTES 0.1%
National Power Corp.
4.534% due 08/23/2011		$5,500	5,608

SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
4.950% due 01/15/2021	PHP	1,066,000	25,719

Total Philippines (Cost $29,690)			31,327

POLAND 13.2%
SOVEREIGN ISSUES 13.2%
Poland Government International Bond
0.000% due 07/25/2012	PLN	14,000	4,427
0.000% due 10/25/2012		419,200	130,908
0.000% due 01/25/2013		86,400	26,629
4.250% due 05/24/2011		43,920	14,853
4.750% due 04/25/2012		64,400	21,836
5.000% due 10/24/2013		30,000	10,165
5.000% due 04/25/2016		40,000	13,289
5.250% due 04/25/2013		50,000	17,129
5.250% due 10/25/2017		57,140	18,871
5.250% due 10/25/2020		40,600	13,016
5.500% due 04/25/2015		1,205,500	410,565
5.500% due 10/25/2019		47,500	15,614
5.750% due 04/25/2014		243,680	84,055
5.750% due 09/23/2022		83,985	27,651
6.250% due 07/03/2012		$1,000	1,066
6.250% due 10/24/2015	PLN	56,790	19,891

Total Poland (Cost $811,468)			829,965

QATAR 0.7%
CORPORATE BONDS & NOTES 0.7%
Qatar Petroleum
5.579% due 05/30/2011		$1,585	1,615
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		5,145	5,683
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		25,580	26,976
5.500% due 09/30/2014		8,600	9,270
5.832% due 09/30/2016		2,387	2,573

Total Qatar (Cost $45,234)			46,117

RUSSIA 3.6%
CORPORATE BONDS & NOTES 3.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	1,350	1,877
5.670% due 03/05/2014		$4,470	4,738
6.103% due 06/27/2012		33,000	34,729
7.700% due 08/07/2013		5,700	6,338
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		19,119	19,824
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		58,050	65,960
Gazprom Via Gaz Capital S.A.
4.560% due 12/09/2012	EUR	1,800	2,515
7.343% due 04/11/2013		$200	217
8.125% due 07/31/2014		2,400	2,715
JPMorgan Chase Bank N.A.
3.136% due 02/11/2011 (i)		1,900	1,818
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		5,700	6,096
7.175% due 05/16/2013		6,370	6,814
9.000% due 06/11/2014		860	972
Sberbank Via SB Capital S.A.
6.468% due 07/02/2013		4,660	4,998
TNK-BP Finance S.A.
6.125% due 03/20/2012		12,950	13,590
6.875% due 07/18/2011		34,765	35,862
7.500% due 03/13/2013		3,800	4,113
VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		6,280	6,719
8.250% due 06/30/2011	EUR	2,450	3,372

Total Russia (Cost $220,859)			223,267

SOUTH AFRICA 7.2%
SOVEREIGN ISSUES 7.2%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	440	622
6.750% due 03/31/2021	ZAR	1,497,600	205,865
7.250% due 01/15/2020		752,400	108,058
7.500% due 01/15/2014		131,900	20,715
8.000% due 12/21/2018		25,000	3,790
8.250% due 09/15/2017		386,600	59,755
8.750% due 12/21/2014		76,900	12,317
13.500% due 09/15/2015		221,800	41,817

Total South Africa (Cost $381,961)			452,939

SOUTH KOREA 1.3%
CORPORATE BONDS & NOTES 0.0%
Woori Bank
0.662% due 09/14/2011		$800	789

SOVEREIGN ISSUES 1.3%
Export-Import Bank of Korea
1.290% due 02/14/2013	EUR	5,100	6,493
1.352% due 03/13/2012		$24,900	24,894
5.125% due 02/14/2011		11,300	11,341
5.500% due 10/17/2012		3,900	4,132
5.875% due 01/14/2015		2,000	2,170
Korea Development Bank
0.502% due 09/12/2011		1,800	1,797
0.564% due 11/22/2012		3,200	3,130
1.132% due 04/03/2014	EUR	3,500	4,472
5.300% due 01/17/2013		$9,200	9,757
5.750% due 05/13/2012		1,000	1,053
8.000% due 01/23/2014		3,100	3,541
Korea National Housing Corp.
0.534% due 11/22/2011		9,000	8,950

			81,730

Total South Korea (Cost $81,699)			82,519

THAILAND 3.9%
SOVEREIGN ISSUES 3.9%
Bank of Thailand
3.700% due 01/24/2011	THB	29,620	983
Thailand Government Bond
3.625% due 05/22/2015		4,045,200	136,513
3.875% due 06/13/2019		2,180,201	74,463
5.125% due 03/13/2018		508,330	18,560
5.250% due 05/12/2014		145,200	5,145
6.150% due 07/07/2026		176,000	7,220

Total Thailand (Cost $220,449)			242,884

TUNISIA 0.9%
SOVEREIGN ISSUES 0.9%
Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	5,500	7,432
6.250% due 02/20/2013		1,000	1,430
7.375% due 04/25/2012		$42,500	45,581

Total Tunisia (Cost $54,077)			54,443

TURKEY 3.1%
SOVEREIGN ISSUES 3.1%
Turkey Government International Bond
0.000% due 05/11/2011	TRY	45,300	28,705
0.000% due 11/16/2011		21,900	13,423
0.000% due 01/25/2012		66,500	40,341
4.000% due 04/29/2015 (c)		6,271	4,500
9.000% due 06/30/2011		$4,250	4,441
10.000% due 02/15/2012 (c)	TRY	908	648
10.500% due 01/15/2020		68,500	49,667
11.000% due 08/06/2014		7,300	5,209
11.500% due 01/23/2012		$3,000	3,334
12.000% due 08/14/2013 (c)	TRY	5,371	4,458
14.000% due 01/19/2011		28,506	18,539
14.000% due 09/26/2012		8,600	6,203
16.000% due 03/07/2012		19,600	14,021
16.000% due 08/28/2013		3,600	2,831

Total Turkey (Cost $195,653)			196,320

UNITED ARAB EMIRATES 0.2%
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi
5.500% due 08/02/2012		$10,000	10,656

Total United Arab Emirates (Cost $10,518)			10,656

UNITED KINGDOM 0.6%
CORPORATE BONDS & NOTES 0.6%
Barclays Bank PLC
10.179% due 06/12/2021		$4,680	5,838
Royal Bank of Scotland Group PLC
0.554% due 03/30/2012		28,400	28,394
1.188% due 04/23/2012		6,100	6,163
Vodafone Group PLC
0.572% due 02/27/2012		200	200

Total United Kingdom (Cost $39,435)			40,595

UNITED STATES 2.7%
ASSET-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
0.301% due 12/25/2036		$439	422
1.161% due 07/25/2037		771	735
Countrywide Asset-Backed Certificates
0.361% due 05/25/2047		233	224
0.361% due 09/25/2047		871	846
Credit-Based Asset Servicing & Securitization LLC
0.381% due 07/25/2037		55	50
Indymac Residential Asset-Backed Trust
0.341% due 07/25/2037		17	17
MASTR Asset-Backed Securities Trust
0.341% due 05/25/2037		533	514
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		377	192
Soundview Home Equity Loan Trust
1.061% due 10/25/2037		23	23

			3,023

BANK LOAN OBLIGATIONS 0.4%
Georgia-Pacific Corp.
2.302% due 12/21/2012		3,327	3,329
2.303% due 12/21/2012		96	96
Petroleum Export III Ltd.
3.802% due 04/08/2013		3,875	3,864
Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		18,450	18,398

			25,687

CORPORATE BONDS & NOTES 2.2%
Ally Financial, Inc.
7.250% due 03/02/2011		17,900	18,050
American International Group, Inc.
5.375% due 10/18/2011		4,525	4,675
6.250% due 05/01/2036		700	676
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,487
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,000	4,129
Bank of America N.A.
0.582% due 06/15/2016		12,000	10,724
Bear Stearns Cos. LLC
0.518% due 01/31/2011		200	200
Citibank N.A.
0.304% due 09/21/2012		3,200	3,202
Dow Chemical Co.
2.536% due 08/08/2011		3,100	3,134
General Electric Capital Corp.
0.378% due 04/28/2011		6,500	6,503
Hewlett-Packard Co.
1.342% due 05/27/2011		8,000	8,035
International Lease Finance Corp.
4.950% due 02/01/2011		4,100	4,120
John Deere Capital Corp.
0.989% due 01/18/2011		4,000	4,001
1.052% due 06/10/2011		5,100	5,118
JPMorgan Chase & Co.
0.459% due 01/17/2011		8,000	8,001
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012		700	694
Morgan Stanley
0.539% due 01/18/2011		2,200	2,200
NextEra Energy Capital Holdings, Inc.
1.182% due 06/17/2011		4,900	4,918
PACCAR, Inc.
1.476% due 09/14/2012		4,000	4,073
Pemex Project Funding Master Trust
0.903% due 12/03/2012		10,000	9,985
Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,566
Reynolds American, Inc.
1.002% due 06/15/2011		9,600	9,613
SLM Corp.
0.502% due 03/15/2011		250	249
0.518% due 10/25/2011		300	296
5.375% due 05/15/2014		600	603
Sprint Capital Corp.
7.625% due 01/30/2011		2,900	2,911
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	675
Wachovia Corp.
0.418% due 04/23/2012		2,000	1,998
0.419% due 10/15/2011		1,000	1,001
0.422% due 03/15/2011		200	200
Wells Fargo & Co.
7.980% due 03/29/2049		2,400	2,544
Weyerhaeuser Co.
6.750% due 03/15/2012		6,750	7,133

			135,714

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Corp.
5.655% due 03/20/2036		439	366
BCAP LLC Trust
0.431% due 01/25/2037		1,127	645
Bear Stearns Adjustable Rate Mortgage Trust
4.944% due 01/25/2035		57	54
5.691% due 02/25/2036		444	317
Bear Stearns Alt-A Trust
2.955% due 09/25/2035		80	61
4.720% due 08/25/2036 (a)		663	211
Citigroup Mortgage Loan Trust, Inc.
3.059% due 03/25/2034		77	77
5.549% due 07/25/2046		307	216
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		390	303
Countrywide Home Loan Mortgage Pass-Through Trust
5.837% due 09/25/2047		193	143
GSR Mortgage Loan Trust
5.317% due 11/25/2035		355	297
Harborview Mortgage Loan Trust
5.518% due 08/19/2036		158	129
Homebanc Mortgage Trust
5.801% due 04/25/2037		393	336
Luminent Mortgage Trust
0.441% due 12/25/2036		194	121
MASTR Adjustable Rate Mortgages Trust
0.561% due 05/25/2047		800	280
MASTR Alternative Loans Trust
0.661% due 03/25/2036		156	63
Morgan Stanley Mortgage Loan Trust
4.569% due 06/25/2036		109	103
Residential Accredit Loans, Inc.
5.714% due 02/25/2036 (a)		356	191
Residential Asset Securitization Trust
0.661% due 01/25/2046 (a)		406	184
Sequoia Mortgage Trust
2.604% due 01/20/2047		160	130
Structured Adjustable Rate Mortgage Loan Trust
5.830% due 03/25/2036		356	270
WaMu Mortgage Pass-Through Certificates
5.141% due 01/25/2037		310	236
5.299% due 04/25/2037		204	152
5.415% due 12/25/2036		184	142
5.854% due 09/25/2036		303	238
Wells Fargo Mortgage-Backed Securities Trust
0.761% due 07/25/2037		496	411

			5,676

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
0.196% due 05/04/2011 (f)		1,510	1,511
0.372% due 03/09/2011		32	32

			1,543

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
2.375% due 08/31/2014 (f)		100	104

Total United States (Cost $171,215)			171,747

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
PCCW-HKT Capital Ltd.
8.000% due 11/15/2011		$1,000	1,049

Total Virgin Islands (British) (Cost $1,052)			1,049

SHORT-TERM INSTRUMENTS 14.1%
CERTIFICATES OF DEPOSIT 0.6%
Itau Unibanco S.A.
1.700% due 09/12/2011		$40,000	40,328

COMMERCIAL PAPER 0.4%
Bank Negara Malaysia Monetary Notes
2.836% due 06/02/2011	MYR	4,130	1,325
2.907% due 04/05/2011		9,121	2,937
Bank of Thailand
2.030% due 07/07/2011	THB	73,000	2,401
Mexico Cetes
4.644% due 04/07/2011	MXN	211,000	16,874
			23,537

CORPORATE BONDS & NOTES 0.5%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		$7,200	7,018
2.596% due 12/29/2011		17,400	16,960
WM Wrigley Jr. Co.
1.678% due 06/28/2011		8,500	8,505

			32,483

REPURCHASE AGREEMENTS 0.3%
Barclays Capital, Inc.
0.250% due 01/03/2011		16,000	16,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $16,427. Repurchase proceeds are $16,000.)
BNP Paribas Bank
0.180% due 01/03/2011		400	400
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $410. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		751	751
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $768. Repurchase proceeds are $751.)

			17,151

EGYPT TREASURY BILLS 0.6%
9.937% due 03/29/2011 - 04/19/2011 (b)	EGP	219,850	37,098

INDONESIA TREASURY BILLS 0.2%
5.153% due 02/10/2011 - 05/05/2011 (b)	IDR	140,128,000	15,378

TURKEY TREASURY BILLS 0.1%
6.901% due 07/20/2011	TRY	9,000	5,630

U.S. TREASURY BILLS 0.4%
0.150% due 01/06/2011 - 06/23/2011 (b)(e)(f)		$22,195	22,186

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 11.0%
		69,368,275	694,793

Total Short-Term Instruments (Cost $888,778)			888,584

Total Investments 98.4% (Cost $5,866,231)			$6,184,570
Written Options (h) (0.0%) (Premiums $348)			(1,369)
Other Assets and Liabilities (Net) 1.6%			102,998

Net Assets 100.0%			$6,286,199

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $17,532 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $3,986 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note March Futures	Long	03/2011	1,197	$(3,974)

(g)	Swap agreements outstanding on December 31, 2010:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD-LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	4,066	$258	$(455)	$713
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD-LIBOR	Cash Flow from Underlying Asset	10/17/2014	BCLY	67,470	4,063	(2,347)	6,410
Malaysia Government International Bond 3.756% due 04/28/2011	6-Month USD-LIBOR	Cash Flow from Underlying Asset	05/02/2011	BCLY	36,140	5,164	152	5,012
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD-LIBOR	Cash Flow from Underlying Asset	09/19/2016	CITI	30,052	4,228	916	3,312

						$13,713	$(1,734)	$15,447

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.673%	$15,100	$42	$0	$42
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.044%	9,400	2	0	2

						$44	$0	$44

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$304	$113	$191
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	287	43	244
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		64,600	602	52	550
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		350,000	3,264	295	2,969
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS		350,000	(1,019)	(1,031)	12
Pay	1-Year BRL-CDI	11.260%	01/02/2012	CITI		105,000	(299)	0	(299)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		180,000	(456)	(528)	72
Pay	1-Year BRL-CDI	11.330%	01/02/2012	MLP		230,000	(523)	(5)	(518)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	597	(81)	678
Pay	1-Year BRL-CDI	11.440%	01/02/2012	GSC		8,600	66	1	65
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		100,000	(134)	4	(138)
Pay	1-Year BRL-CDI	11.570%	01/02/2012	GSC		116,000	955	58	897
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		68,600	565	0	565
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		100,000	335	605	(270)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	513	(47)	560
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		182,400	2,844	1,175	1,669
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		70,000	1,092	434	658
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		93,200	1,454	677	777
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		10,500	164	59	105
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		121,900	1,975	893	1,082
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC		14,400	234	156	78
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		75,000	640	0	640
Pay	1-Year BRL-CDI	11.880%	01/02/2012	HSBC		240,000	1,457	1,512	(55)
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		60,000	626	0	626
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		406,800	70	10	60
Pay	1-Year BRL-CDI	12.020%	01/02/2012	JPM		200,000	91	0	91
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		43,000	243	6	237
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		33,900	300	0	300
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	3,633	(566)	4,199
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		63,500	3,762	538	3,224
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,794	0	2,794
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		500,500	1,830	3,508	(1,678)
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		268,000	2,445	2,424	21
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		25,800	(22)	42	(64)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,000	14	5	9
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(31)	0	(31)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(53)	0	(53)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	38	0	38
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	55	0	55
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	17	0	17
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM		64,000	(44)	0	(44)
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BCLY		83,000	(60)	0	(60)
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	(1,089)	0	(1,089)
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	(669)	(6)	(663)
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	(1,271)	(6)	(1,265)
Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020	JPM		18,600	(130)	0	(130)
Pay	3-Month PLN-WIBOR	5.000%	08/16/2012	CITI	PLN	481,420	(80)	(67)	(13)
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BCLY	ZAR	99,000	(207)	(6)	(201)
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	(726)	0	(726)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BCLY		4,689,200	(640)	97	(737)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HSBC		8,385,000	(1,144)	(96)	(1,048)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	(41)	(8)	(33)
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MSC		2,950,000	(927)	0	(927)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY	THB	106,060	18	0	18
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	46	0	46
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	40	0	40
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	12	0	12
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	730	(26)	756
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CITI		1,088,000	662	62	600
Pay	6-Month THB-THBFIX Reuters	2.860%	07/05/2015	JPM		482,900	(106)	0	(106)
Pay	6-Month THB-THBFIX Reuters	2.920%	07/08/2015	UBS		574,300	(84)	0	(84)
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BCLY		285,000	(401)	0	(401)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	(1,892)	0	(1,892)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	(574)	(4)	(570)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	996,000	9,087	0	9,087
Pay	28-Day MXN TIIE	5.860%	08/12/2015	BCLY		354,000	(676)	0	(676)
Pay	28-Day MXN TIIE	5.860%	08/12/2015	MSC		347,000	(663)	13	(676)
Pay	28-Day MXN TIIE	5.950%	09/09/2015	HSBC		600,000	(1,024)	(7)	(1,017)
Pay	28-Day MXN TIIE	5.950%	09/09/2015	MSC		995,000	(1,698)	340	(2,038)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	JPM		65,800	(224)	(1)	(223)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	MLP		500,000	(1,696)	(4)	(1,692)
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		50	0	0	0
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BCLY		1,400	4	(1)	5
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		500	3	0	3
Pay	28-Day MXN TIIE	6.960%	07/27/2020	MLP		210,000	(434)	567	(1,001)
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	182	0	182

							$25,013	$11,199	$13,814

(h)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$129.000	01/21/2011	359	$153	$5
Put - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/21/2011	359	186	1,333

				$339	$1,338

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	02/14/2011	$400	$1	$0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.800%	02/14/2011	400	2	10
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.250%	02/14/2011	900	2	0
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	02/14/2011	900	4	21

							$9	$31

(i)	Restricted securities as of December 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.136%	02/11/2011	02/17/2010	$1,900	$1,818	0.03%

(j)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	69,718	02/2011	HSBC	$1,789	$0	$1,789
Sell		8,675	02/2011	JPM	0	(267)	(267)
Sell		82,441	02/2011	UBS	0	(635)	(635)
Buy		19,289	03/2011	BCLY	472	0	472
Buy		22,601	03/2011	CITI	442	0	442
Buy		42,202	03/2011	HSBC	1,100	0	1,100
Sell		414,801	03/2011	HSBC	0	(3,462)	(3,462)
Buy		61,043	04/2011	UBS	622	0	622
Sell	CLP	4,933,676	01/2011	DUB	0	(1,025)	(1,025)
Buy		2,446,000	01/2011	HSBC	223	0	223
Sell		309,534	01/2011	HSBC	0	(13)	(13)
Buy		1,950,441	01/2011	JPM	199	0	199
Sell		2,451,466	01/2011	JPM	0	(196)	(196)
Buy		3,298,234	01/2011	MSC	260	0	260
Buy		2,451,466	06/2011	JPM	188	0	188
Buy	CNY	13,332	01/2011	BCLY	23	0	23
Buy		3,519	01/2011	BOA	4	0	4
Sell		178,250	01/2011	DUB	0	(274)	(274)
Buy		46,753	01/2011	HSBC	95	0	95
Buy		108,337	01/2011	JPM	127	0	127
Buy		6,308	01/2011	MSC	7	0	7
Buy		66,540	06/2011	BCLY	200	0	200
Buy		33,850	06/2011	CITI	189	0	189
Buy		42,376	06/2011	DUB	59	(20)	39
Buy		139,936	06/2011	JPM	475	(12)	463
Buy		13,434	06/2011	MSC	59	0	59
Buy		80,056	06/2011	UBS	272	0	272
Buy		17,947	11/2011	BCLY	12	(3)	9
Buy		44,864	11/2011	CITI	58	(58)	0
Buy		32,125	11/2011	DUB	0	(27)	(27)
Buy		13,314	11/2011	HSBC	0	(13)	(13)
Buy		43,537	11/2011	JPM	82	(18)	64
Buy		12,182	11/2011	RBS	3	0	3
Buy		19,388	11/2011	UBS	1	0	1
Buy		15,850	02/2012	BCLY	0	(12)	(12)
Buy		32,400	02/2012	CITI	43	0	43
Buy		277,126	02/2012	DUB	375	0	375
Buy		6,558	02/2012	JPM	21	0	21
Buy		66,210	02/2012	UBS	305	0	305
Buy		97,095	08/2013	DUB	566	0	566
Buy		31,950	09/2015	JPM	315	0	315
Buy	COP	52,081,000	04/2011	CITI	0	(1,115)	(1,115)
Buy		41,852,100	04/2011	DUB	248	(762)	(514)
Sell		41,838,000	04/2011	DUB	801	0	801
Buy		18,071,250	04/2011	JPM	352	0	352
Buy		1,891,000	04/2011	MSC	0	(6)	(6)
Buy		17,035,295	04/2011	RBS	0	(472)	(472)
Sell	EUR	2,124	01/2011	BOA	2	0	2
Sell		32,806	01/2011	CITI	1,518	0	1,518
Sell		5,007	01/2011	CSFB	277	0	277
Buy		283	01/2011	HSBC	0	(2)	(2)
Buy		6,520	01/2011	RBC	41	0	41
Sell		2,629	01/2011	RBS	149	0	149
Sell	GBP	1,175	03/2011	BCLY	1	0	1
Sell		1,175	03/2011	DUB	2	0	2
Sell		783	03/2011	RBS	4	0	4
Buy	HKD	10,048	01/2011	BCLY	0	(3)	(3)
Buy		29,771	01/2011	DUB	0	(7)	(7)
Sell		25,819	01/2011	DUB	0	0	0
Sell		14,000	01/2011	HSBC	0	(1)	(1)
Buy		25,819	04/2011	DUB	1	0	1
Buy		14,000	04/2011	HSBC	1	0	1
Buy	HUF	11,044	01/2011	BCLY	1	0	1
Buy		13,084,788	01/2011	CITI	862	(35)	827
Sell		3,963,599	01/2011	CITI	287	0	287
Buy		69,800	01/2011	DUB	14	0	14
Sell		335,770	01/2011	DUB	23	0	23
Buy		4,891,152	01/2011	HSBC	0	(1,344)	(1,344)
Sell	IDR	101,301,000	01/2011	BCLY	0	(607)	(607)
Buy		166,931,500	01/2011	CITI	1,226	0	1,226
Sell		256,695,000	01/2011	CITI	0	(1,066)	(1,066)
Buy		97,340,600	01/2011	JPM	486	0	486
Buy		93,723,079	01/2011	RBS	352	0	352
Buy		145,216,000	03/2011	JPM	73	0	73
Buy		169,345,813	04/2011	CITI	857	0	857
Sell		99,633,460	04/2011	CITI	0	(463)	(463)
Buy		56,430,000	04/2011	DUB	227	0	227
Sell		35,860,000	04/2011	HSBC	43	0	43
Sell		21,010,600	04/2011	JPM	0	(19)	(19)
Buy		1,565,700	07/2011	CITI	1	0	1
Buy		2,007,300	07/2011	HSBC	3	0	3
Buy		46,155,000	07/2011	JPM	36	0	36
Sell		31,535,000	07/2011	JPM	0	(5)	(5)
Buy		73,936,000	10/2011	BCLY	15	(50)	(35)
Buy		46,650,000	10/2011	CITI	25	0	25
Sell		45,848,079	10/2011	RBS	0	(51)	(51)
Buy	ILS	388	05/2011	DUB	3	0	3
Sell		29,492	05/2011	HSBC	0	(297)	(297)
Buy		151,380	05/2011	MSC	999	0	999
Buy	INR	253,299	03/2011	BCLY	165	0	165
Buy		230,150	03/2011	BOA	101	0	101
Buy		1,424,861	03/2011	CITI	720	0	720
Buy		345,390	03/2011	DUB	156	0	156
Buy		121,599	03/2011	HSBC	75	0	75
Sell		179,240	03/2011	HSBC	27	0	27
Buy		866,596	03/2011	JPM	492	(4)	488
Buy		979,678	03/2011	RBS	1	(20)	(19)
Buy		469,598	03/2011	UBS	314	0	314
Sell	JPY	885,115	01/2011	GSC	0	(387)	(387)
Sell		526,854	01/2011	RBC	0	(233)	(233)
Sell		1,053,709	01/2011	RBS	0	(443)	(443)
Buy	KRW	4,895,500	01/2011	BCLY	332	0	332
Sell		4,432,000	01/2011	CITI	84	0	84
Buy		9,109,600	01/2011	DUB	50	0	50
Sell		11,140,000	01/2011	HSBC	156	0	156
Buy		3,630,000	01/2011	JPM	208	0	208
Sell		23,430,700	01/2011	JPM	0	(420)	(420)
Buy		21,367,600	01/2011	MSC	75	(193)	(118)
Buy		35,079,990	05/2011	BCLY	0	(176)	(176)
Buy		44,945,600	05/2011	CITI	261	(109)	152
Buy		1,655,659	05/2011	GSC	4	0	4
Buy		3,877,000	05/2011	HSBC	0	(27)	(27)
Buy		55,488,400	05/2011	JPM	996	(53)	943
Buy		7,774,000	05/2011	RBS	0	0	0
Buy	MXN	1,276,105	02/2011	BCLY	6,763	0	6,763
Sell		997,489	02/2011	BCLY	1	(1,094)	(1,093)
Sell		178,432	02/2011	BOA	0	(501)	(501)
Buy		201,943	02/2011	CITI	310	0	310
Sell		377,423	02/2011	CITI	0	(701)	(701)
Buy		239,857	02/2011	DUB	566	(83)	483
Sell		1,125,917	02/2011	DUB	0	(794)	(794)
Buy		229,350	02/2011	HSBC	415	0	415
Sell		483,568	02/2011	HSBC	0	(424)	(424)
Buy		211,744	02/2011	JPM	96	(5)	91
Sell		170,447	02/2011	JPM	0	(476)	(476)
Buy		1,206,281	02/2011	MSC	2,704	(6)	2,698
Buy		157,832	02/2011	UBS	15	0	15
Buy	MYR	315,538	02/2011	BCLY	1,502	0	1,502
Buy		157,548	02/2011	CITI	709	0	709
Buy		281,750	02/2011	DUB	1,744	0	1,744
Sell		12,366	02/2011	HSBC	0	(40)	(40)
Buy		101,836	02/2011	JPM	461	0	461
Buy		39,698	02/2011	MSC	159	0	159
Buy		109,860	02/2011	RBS	415	0	415
Buy		84,648	05/2011	JPM	536	0	536
Buy	PEN	53,003	03/2011	CITI	0	(156)	(156)
Buy		44,568	03/2011	HSBC	0	(151)	(151)
Buy		150,000	03/2011	JPM	0	(461)	(461)
Buy	PHP	207,005	02/2011	BCLY	11	0	11
Buy		93,697	02/2011	JPM	5	0	5
Buy		83,704	06/2011	BCLY	30	0	30
Buy		337,600	06/2011	BOA	0	(91)	(91)
Buy		1,972,760	06/2011	CITI	355	(92)	263
Buy		450,465	06/2011	DUB	116	0	116
Buy		338,422	06/2011	HSBC	71	0	71
Buy		462,759	06/2011	JPM	117	0	117
Buy		296,585	06/2011	RBS	0	(61)	(61)
Buy		357,000	11/2011	BCLY	222	0	222
Buy		219,650	11/2011	DUB	58	0	58
Buy		21,565	11/2011	JPM	72	0	72
Buy	PLN	81,785	02/2011	BCLY	0	(997)	(997)
Sell		165,827	02/2011	BCLY	1,609	0	1,609
Buy		707	02/2011	CITI	0	(8)	(8)
Sell		244,062	02/2011	CITI	2,608	0	2,608
Buy		27,819	02/2011	DUB	0	(627)	(627)
Buy		23,690	02/2011	HSBC	0	(319)	(319)
Buy		28,302	02/2011	JPM	0	(465)	(465)
Sell		28,171	02/2011	MSC	509	0	509
Sell	RON	18,169	02/2011	DUB	197	0	197
Buy	RUB	2,351,551	04/2011	CITI	586	(514)	72
Buy		1,050,362	04/2011	DUB	266	(168)	98
Buy		929,825	04/2011	HSBC	316	(26)	290
Buy		309,540	04/2011	JPM	84	0	84
Buy		420,492	04/2011	MSC	14	(116)	(102)
Buy		155,750	04/2011	UBS	74	0	74
Buy	SGD	732	01/2011	JPM	0	(1)	(1)
Buy		9,082	02/2011	DUB	177	0	177
Sell		5,132	02/2011	DUB	1	0	1
Sell		3,315	03/2011	BCLY	0	(118)	(118)
Buy		77,060	03/2011	BOA	2,744	0	2,744
Buy		19,504	03/2011	CITI	198	0	198
Buy		38,811	03/2011	DUB	1,006	0	1,006
Sell		21,555	03/2011	DUB	0	(339)	(339)
Buy		17,294	03/2011	JPM	619	0	619
Buy		19,150	03/2011	RBS	705	0	705
Buy		5,268	06/2011	DUB	63	0	63
Buy	THB	1,138,416	02/2011	BCLY	0	(255)	(255)
Buy		187,140	02/2011	CITI	203	0	203
Sell		605,055	02/2011	DUB	0	(755)	(755)
Buy		57,545	02/2011	GSC	87	0	87
Buy		5,040,506	02/2011	HSBC	6,505	(141)	6,364
Buy		569,810	02/2011	JPM	0	(114)	(114)
Buy		1,775,560	02/2011	RBS	2,618	0	2,618
Buy	TRY	47,106	01/2011	BCLY	0	(1,509)	(1,509)
Sell		7,039	01/2011	BCLY	373	0	373
Buy		53,238	01/2011	CITI	0	(1,726)	(1,726)
Buy		23,542	01/2011	DUB	106	0	106
Sell		7,784	01/2011	DUB	160	0	160
Buy		48,070	01/2011	HSBC	177	(1,129)	(952)
Sell		21,631	01/2011	HSBC	994	0	994
Buy		51,132	01/2011	JPM	3	(1,578)	(1,575)
Sell		8,637	01/2011	JPM	173	0	173
Buy		300,384	01/2011	MSC	103	(13,846)	(13,743)
Sell		7,788	01/2011	MSC	160	0	160
Buy	TWD	51,516	01/2011	DUB	114	0	114
Sell		157,900	01/2011	DUB	0	(159)	(159)
Buy		31,540	01/2011	JPM	87	0	87
Buy		48,551	01/2011	MSC	126	0	126
Buy		26,293	01/2011	UBS	75	0	75
Buy		157,900	04/2011	DUB	215	0	215
Buy	ZAR	35,048	01/2011	BCLY	301	0	301
Buy		96,488	01/2011	CITI	995	0	995
Sell		34,418	01/2011	CITI	0	(206)	(206)
Buy		44,490	01/2011	DUB	350	0	350
Sell		272,880	01/2011	DUB	0	(2,182)	(2,182)
Buy		784,321	01/2011	HSBC	8,585	0	8,585
Sell		136,671	01/2011	HSBC	0	(999)	(999)
Buy		69,210	01/2011	JPM	469	0	469
Sell		98,897	01/2011	JPM	0	(109)	(109)
Sell		294,555	01/2011	MSC	0	(2,695)	(2,695)

					$73,941	$(50,642)	$23,299

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Australia
Corporate Bonds & Notes	$0	$8,007	$0	$8,007
Brazil
Corporate Bonds & Notes	0	899	4,022	4,921
Sovereign Issues	0	753,835	0	753,835
Canada
Corporate Bonds & Notes	0	5,600	0	5,600
Cayman Islands
Asset-Backed Securities	0	0	7,897	7,897
Chile
Sovereign Issues	0	7,699	0	7,699
Colombia
Sovereign Issues	0	223,608	0	223,608
Egypt
Bank Loan Obligations	0	14,956	0	14,956
Corporate Bonds & Notes	0	11,345	0	11,345
Sovereign Issues	0	1,862	0	1,862
El Salvador
Sovereign Issues	0	6,032	0	6,032
France
Corporate Bonds & Notes	0	28,791	0	28,791
Guatemala
Sovereign Issues	0	7,122	0	7,122
Hungary
Sovereign Issues	0	63,124	0	63,124
India
Corporate Bonds & Notes	0	6,964	0	6,964
Indonesia
Corporate Bonds & Notes	0	18,129	0	18,129
Sovereign Issues	0	483,460	0	483,460
Ireland
Corporate Bonds & Notes	0	4,998	0	4,998
Kazakhstan
Corporate Bonds & Notes	0	86,550	0	86,550
Luxembourg
Corporate Bonds & Notes	0	32,878	0	32,878
Malaysia
Corporate Bonds & Notes	0	9,144	0	9,144
Sovereign Issues	0	269,057	0	269,057
Mexico
Corporate Bonds & Notes	0	26,127	353	26,480
Sovereign Issues	0	713,585	0	713,585
Panama
Sovereign Issues	0	6,264	0	6,264
Peru
Sovereign Issues	0	97,126	12,724	109,850
Philippines
Corporate Bonds & Notes	0	5,608	0	5,608
Sovereign Issues	0	25,719	0	25,719
Poland
Sovereign Issues	0	829,965	0	829,965
Qatar
Corporate Bonds & Notes	0	46,117	0	46,117
Russia
Corporate Bonds & Notes	0	221,449	1,818	223,267
South Africa
Sovereign Issues	0	452,939	0	452,939
South Korea
Corporate Bonds & Notes	0	789	0	789
Sovereign Issues	0	81,730	0	81,730
Thailand
Sovereign Issues	0	242,884	0	242,884
Tunisia
Sovereign Issues	0	54,443	0	54,443
Turkey
Sovereign Issues	0	196,320	0	196,320
United Arab Emirates
Sovereign Issues	0	10,656	0	10,656
United Kingdom
Corporate Bonds & Notes	0	40,595	0	40,595
United States
Asset-Backed Securities	0	3,023	0	3,023
Bank Loan Obligations	0	7,289	18,398	25,687
Corporate Bonds & Notes	0	135,714	0	135,714
Mortgage-Backed Securities	0	5,676	0	5,676
U.S. Government Agencies	0	1,543	0	1,543
U.S. Treasury Obligations	0	104	0	104
Virgin Islands (British)
Corporate Bonds & Notes	0	1,049	0	1,049
Short-Term Instruments
Certificates of Deposit	0	40,328	0	40,328
Commercial Paper	0	23,537	0	23,537
Corporate Bonds & Notes	0	8,505	23,978	32,483
Repurchase Agreements	0	17,151	0	17,151
Egypt Treasury Bills	0	37,098	0	37,098
Indonesia Treasury Bills	0	15,378	0	15,378
Turkey Treasury Bills	0	5,630	0	5,630
U.S. Treasury Bills	0	22,186	0	22,186
PIMCO Short-Term Floating NAV Portfolio	694,793	0	0	694,793
	$694,793	$5,420,587	$69,190	$6,184,570

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	15,491	0	15,491
Foreign Exchange Contracts	0	73,941	0	73,941
Interest Rate Contracts	0	34,232	0	34,232
	$0	$123,664	$0	$123,664

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(50,642)	0	(50,642)
Interest Rate Contracts	(3,974)	(21,787)	0	(25,761)

	$(3,974)	$(72,429)	$0	$(76,403)

Totals	$690,819	$5,471,822	$69,190	$6,231,831

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$4,081	$0	$0	$(232)	$0	$173	$0	$0	$4,022	$173
Cayman Islands
Asset-Backed Securities	0	7,812	0	0	0	85	0	0	7,897	85
Mexico
Corporate Bonds & Notes	1,659	0	0	84	0	(1,020)	353	(723)	353	0
Peru
Sovereign Issues	0	12,156	0	3	0	565	0	0	12,724	565
Russia
Corporate Bonds & Notes	1,874	0	0	(2)	0	(54)	0	0	1,818	(54)
United States
Bank Loan Obligations	5,074	18,450	(1,237)	0	0	(25)	0	(3,864)	18,398	(51)
Short-Term Instruments
Corporate Bonds & Notes	0	23,978	0	10	0	(10)	0	0	23,978	(10)

	$12,688	$62,396	$(1,237)	$(137)	$0	$(286)	$353	$(4,587)	$69,190	$708
Financial Derivative Instruments (7) - Assets
Credit Contracts	$8,658	$0	$0	$0	$0	$6,789	$0	$(15,447)	$0	$0

Totals	$21,346	$62,396	$(1,237)	$(137)	$0	$6,503	$353	$(20,034)	$69,190	$708

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Emerging Markets and Infrastructure Bond Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BARBADOS 1.4%
CORPORATE BONDS & NOTES 1.4%
Columbus International, Inc.
11.500% due 11/20/2014		$4,200	$4,683

Total Barbados (Cost $4,613)			4,683

BERMUDA 5.2%
CORPORATE BONDS & NOTES 5.2%
Digicel Ltd.
8.250% due 09/01/2017		$4,400	4,532
Noble Group Ltd.
6.625% due 08/05/2020		2,000	2,101
6.750% due 01/29/2020		4,900	5,442
Qtel International Finance Ltd.
3.375% due 10/14/2016		100	95
4.750% due 02/16/2021		2,600	2,490
7.875% due 06/10/2019		2,000	2,397

Total Bermuda (Cost $16,730)			17,057

BRAZIL 15.7%
CORPORATE BONDS & NOTES 15.7%
Banco do Brasil S.A.
8.500% due 10/29/2049		$6,800	7,862
Banco Santander Brasil S.A.
4.500% due 04/06/2015		1,600	1,640
Banco Votorantim S.A.
7.375% due 01/21/2020		4,000	4,235
BR Properties S.A.
9.000% due 10/29/2049		2,100	2,116
Braskem Finance Ltd.
7.000% due 05/07/2020		1,300	1,349
CCL Finance Ltd.
9.500% due 08/15/2014		2,600	2,996
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		1,000	1,168
Cia de Saneamento Basico do Estado de Sao Paulo
6.250% due 12/16/2020		800	814
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	2,311	1,617
CSN Islands VIII Corp.
9.750% due 12/16/2013		$2,500	2,906
CSN Islands XI Corp.
6.875% due 09/21/2019		1,900	2,062
CSN Resources S.A.
6.500% due 07/21/2020		4,000	4,240
Embraer Overseas Ltd.
6.375% due 01/15/2020		1,400	1,484
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		1,556	1,642
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,650	2,928
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	552
Marfrig Overseas Ltd.
9.500% due 05/04/2020		300	312
Odebrecht Finance Ltd.
7.000% due 04/21/2020		600	648
7.500% due 10/18/2017		2,900	3,139
Petrobras International Finance Co.
6.875% due 01/20/2040		2,500	2,639
8.375% due 12/10/2018		200	244
Telemar Norte Leste S.A.
5.500% due 10/23/2020		1,524	1,474
Vale Overseas Ltd.
6.875% due 11/21/2036		2,800	3,087

Total Brazil (Cost $50,924)			51,154

CANADA 2.1%
CORPORATE BONDS & NOTES 2.1%
Harvest Operations Corp.
6.875% due 10/01/2017		$100	104
Sino-Forest Corp.
9.125% due 08/17/2011		2,060	2,147
10.250% due 07/28/2014		4,000	4,640

Total Canada (Cost $6,619)			6,891

CAYMAN ISLANDS 9.8%
CORPORATE BONDS & NOTES 9.8%
Agile Property Holdings Ltd.
8.875% due 04/28/2017		$600	615
10.000% due 11/14/2016		3,500	3,798
CFG Investment SAC
9.250% due 12/19/2013		4,900	5,157
Dar Al-Arkan International Sukuk Co.
10.750% due 02/18/2015		600	594
DP World Sukuk Ltd.
6.250% due 07/02/2017		1,650	1,642
6.250% due 07/02/2017		4,400	4,411
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		3,970	4,777
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		2,447	1,931
0.000% due 11/30/2025		90	49
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	245
5.000% due 11/15/2020		800	787
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		3,000	3,135
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,058	1,689
QNB Finance Ltd.
3.125% due 11/16/2015		700	686
UOB Cayman Ltd.
5.796% due 12/29/2049		2,200	2,266

Total Cayman Islands (Cost $31,319)			31,782

CHILE 2.1%
CORPORATE BONDS & NOTES 2.1%
Banco del Estado de Chile
4.125% due 10/07/2020		$900	858
Banco Santander Chile
3.750% due 09/22/2015		1,200	1,203
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		300	296
Colbun S.A.
6.000% due 01/21/2020		2,800	2,922
E.CL S.A.
5.625% due 01/15/2021		1,500	1,493

Total Chile (Cost $6,761)			6,772

CHINA 0.8%
CORPORATE BONDS & NOTES 0.8%
Parkson Retail Group Ltd.
7.875% due 11/14/2011		$2,600	2,712

Total China (Cost $2,691)			2,712

COLOMBIA 2.8%
CORPORATE BONDS & NOTES 2.8%
BanColombia S.A.
6.125% due 07/26/2020		$1,900	1,955
Ecopetrol S.A.
7.625% due 07/23/2019		2,635	3,057
TGI International Ltd.
9.500% due 10/03/2017		3,705	4,177

Total Colombia (Cost $9,041)			9,189

DOMINICAN REPUBLIC 2.1%
CORPORATE BONDS & NOTES 2.1%
AES Andres Dominicana
9.500% due 11/12/2020		$4,600	4,807
EGE Haina Finance Co.
9.500% due 04/26/2017		1,800	1,883

Total Dominican Republic (Cost $6,433)			6,690

EGYPT 0.8%
BANK LOAN OBLIGATIONS 0.3%
Petroleum Export Ltd.
3.319% due 12/07/2012		$800	798

CORPORATE BONDS & NOTES 0.5%
Nile Finance Ltd.
5.250% due 08/05/2015		1,300	1,342
Petroleum Export II Ltd.
6.340% due 06/20/2011		42	41
Petroleum Export Ltd.
5.265% due 06/15/2011		347	347

			1,730

Total Egypt (Cost $2,527)			2,528

EL SALVADOR 0.9%
CORPORATE BONDS & NOTES 0.9%
AES El Salvador Trust
6.750% due 02/01/2016		$2,950	2,868

Total El Salvador (Cost $2,723)			2,868

HONG KONG 1.4%
CORPORATE BONDS & NOTES 1.4%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$3,100	3,245
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		800	784
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		600	593

Total Hong Kong (Cost $4,645)			4,622

INDIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Bank of India
4.750% due 09/30/2015		$1,000	1,019
ICICI Bank Ltd.
6.625% due 10/03/2012		2,900	3,104
State Bank of India
4.500% due 07/27/2015		600	614
Tata Power Co. Ltd.
8.500% due 08/19/2017		550	613

Total India (Cost $5,227)			5,350

INDONESIA 8.0%
CORPORATE BONDS & NOTES 8.0%
Adaro Indonesia PT
7.625% due 10/22/2019		$3,050	3,347
Indo Integrated Energy II BV
9.750% due 11/05/2016		3,220	3,651
Indosat Palapa Co. BV
7.375% due 07/29/2020		2,600	2,886
Listrindo Capital BV
9.250% due 01/29/2015		9,750	11,006

Majapahit Holding BV
8.000% due 08/07/2019		2,500	2,935
Sigma Capital Pte Ltd.
9.000% due 04/30/2015		2,200	2,342

Total Indonesia (Cost $25,725)			26,167

IRELAND 1.4%
CORPORATE BONDS & NOTES 1.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$1,975	2,096
RZD Capital Ltd.
5.739% due 04/03/2017		2,300	2,399

Total Ireland (Cost $4,394)			4,495

ISRAEL 2.0%
CORPORATE BONDS & NOTES 2.0%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$6,000	6,613

Total Israel (Cost $6,699)			6,613

KAZAKHSTAN 1.6%
CORPORATE BONDS & NOTES 1.6%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$1,200	1,326
KazMunayGas National Co.
7.000% due 05/05/2020		1,300	1,358
8.375% due 07/02/2013		2,200	2,434

Total Kazakhstan (Cost $5,069)			5,118

LUXEMBOURG 1.1%
CORPORATE BONDS & NOTES 1.1%
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		$3,600	3,560

Total Luxembourg (Cost $3,596)			3,560

MEXICO 4.9%
CORPORATE BONDS & NOTES 4.9%
America Movil SAB de C.V.
6.125% due 03/30/2040		$1,700	1,811
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,200	1,224
BBVA Bancomer S.A.
7.250% due 04/22/2020		3,800	4,029
Corp. GEO SAB de C.V.
8.875% due 09/25/2014		1,210	1,364
9.250% due 06/30/2020		700	796
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		2,400	2,760
Hipotecaria Su Casita S.A. de C.V.
6.250% due 06/25/2012	MXN	12,220	300
6.490% due 03/26/2012		28,780	880
Urbi Desarrollos Urbanos, S.A.B. de C.V.
9.500% due 01/21/2020		2,300	2,639

Total Mexico (Cost $17,006)			15,803

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$2,000	2,098

Total Netherlands (Cost $2,022)			2,098

PANAMA 0.2%
CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	681

Total Panama (Cost $660)			681

PERU 0.2%
CORPORATE BONDS & NOTES 0.2%
Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$500	489

Total Peru (Cost $496)			489

QATAR 1.4%
CORPORATE BONDS & NOTES 1.4%
Nakilat, Inc.
6.067% due 12/31/2033		$4,260	4,487

Total Qatar (Cost $3,909)			4,487

RUSSIA 16.2%
CORPORATE BONDS & NOTES 16.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	106
8.700% due 08/07/2018		700	865
ALROSA Finance S.A.
8.875% due 11/17/2014		8,165	9,163
Gazprom International S.A.
7.201% due 02/01/2020		1,739	1,856
Gazprom Via Gaz Capital S.A.
9.250% due 04/23/2019		3,700	4,565
JPMorgan Chase Bank N.A.
3.136% due 02/11/2011 (g)		680	651
Lukoil International Finance BV
6.125% due 11/09/2020		3,350	3,371
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		4,000	4,280
9.000% due 06/11/2014		200	226
Sberbank Via SB Capital S.A.
5.400% due 03/24/2017		4,400	4,412
TNK-BP Finance S.A.
7.875% due 03/13/2018		6,990	7,960
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		2,800	3,070
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		3,000	3,008
6.800% due 11/22/2025		3,500	3,509
VTB Bank Via VTB Capital S.A.
6.875% due 05/29/2018		5,220	5,546

Total Russia (Cost $51,909)			52,588

SINGAPORE 0.7%
CORPORATE BONDS & NOTES 0.7%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$2,000	2,165

Total Singapore (Cost $2,109)			2,165

SOUTH AFRICA 0.3%
CORPORATE BONDS & NOTES 0.3%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$1,000	1,042

Total South Africa (Cost $1,035)			1,042

SOUTH KOREA 0.7%
CORPORATE BONDS & NOTES 0.7%
Woori Bank
4.750% due 01/20/2016		$2,300	2,356

Total South Korea (Cost $2,391)			2,356

TRINIDAD AND TOBAGO 2.0%
CORPORATE BONDS & NOTES 2.0%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,054	1,062
9.750% due 08/14/2019		4,420	5,326

Total Trinidad And Tobago (Cost $6,179)			6,388

UNITED ARAB EMIRATES 0.9%
CORPORATE BONDS & NOTES 0.9%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$2,215	2,374
DP World Ltd.
6.850% due 07/02/2037		710	655

Total United Arab Emirates (Cost $2,956)			3,029

UNITED STATES 2.0%
BANK LOAN OBLIGATIONS 0.3%
Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		$800	798

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
1.750% due 07/31/2015 (d)		5,600	5,583

Total United States (Cost $6,383)			6,381

VENEZUELA 0.4%
CORPORATE BONDS & NOTES 0.4%
Corp. Andina de Fomento
8.125% due 06/04/2019		$1,140	1,347

Total Venezuela (Cost $1,334)			1,347

VIRGIN ISLANDS (BRITISH) 3.4%
CORPORATE BONDS & NOTES 3.4%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$4,300	4,332
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		1,100	1,054
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		5,050	5,770

Total Virgin Islands (British) (Cost $11,127)			11,156

SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS 0.1%
Barclays Capital, Inc.
0.250% due 01/03/2011		$200	200

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $206. Repurchase proceeds are $200.)
U.S. TREASURY BILLS 0.1%
0.189% due 06/23/2011 (b)		270	270

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 2.7%
	882,182	8,836

Total Short-Term Instruments (Cost $9,306)		9,306

Total Investments 97.6% (Cost $314,558)		$317,567
Written Options (f) (0.1%) (Premiums $196)		(267)
Other Assets and Liabilities (Net) 2.5%		7,978

Net Assets 100.0%		$325,278

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund

(b)	Securities with an aggregate market value of $270 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $1,262 at a weighted average interest rate of 0.170%. On December 31, 2010, there were no open reverse repurchase agreements.

(d)	Securities with an aggregate market value of $199 and cash of $129 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2011	91	$250
90-Day Eurodollar September Futures	Long	09/2012	154	277
U.S. Treasury 5-Year Note March Futures	Long	03/2011	50	(95)

				$432

(e)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.673%	$2,000	$6	$0	$6
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.754%	1,800	6	(5)	11
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.508%	400	1	1	0
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.508%	800	1	4	(3)
CODELCO, Inc.	BCLY	1.000%	12/20/2011	0.398%	2,000	12	3	9
Emirate of Abu Dhabi	CSFB	1.000%	03/20/2011	0.346%	600	1	(1)	2
Emirate of Abu Dhabi	CSFB	1.000%	06/20/2015	0.863%	1,600	10	(4)	14
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.525%	400	1	1	0
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.525%	600	1	2	(1)
National Bank of Abu Dhabi PJSC	HSBC	1.000%	12/20/2012	0.863%	2,500	8	0	8
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	0.815%	600	0	(3)	3
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	0.815%	200	0	(1)	1
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.525%	200	(4)	(6)	2
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.815%	2,000	3	(7)	10
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.165%	200	0	(1)	1
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.525%	2,300	(53)	(79)	26
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.044%	1,900	1	0	1
South Africa Government International Bond	BCLY	1.000%	06/20/2015	1.142%	3,200	(18)	(38)	20
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.522%	100	0	1	(1)
South Korea Government Bond	CITI	1.000%	06/20/2015	0.887%	1,600	8	17	(9)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.522%	100	0	0	0
TNK-BP Finance S.A.	HSBC	1.000%	12/20/2012	3.050%	1,800	(65)	(56)	(9)

						$(81)	$(172)	$91

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	31,600	$165	$37	$128
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		6,000	49	10	39
Pay	1-Year BRL-CDI	11.670%	01/02/2012	BCLY		2,400	38	22	16
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		18,000	292	145	147
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HSBC		40,800	7	0	7
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		17,000	155	0	155
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA		$15,400	(133)	(29)	(104)

							$573	$185	$388

(f)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 5-Year Note February Futures	$115.500	01/21/2011	195	$46	$20

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$18,200	$150	$247

(g)	Restricted securities as of December 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.136%	02/11/2011	02/17/2010	$680	$651	0.20%

(h)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	4,223	03/2011	CITI	$0	$(35)	$(35)
Buy	CNY	12,420	06/2011	JPM	17	0	17
Buy		409	11/2011	BCLY	0	0	0
Buy		2,463	11/2011	CITI	2	0	2
Buy		1,005	11/2011	JPM	0	(1)	(1)
Buy		4,024	11/2011	MSC	3	0	3
Buy	EUR	5,472	01/2011	BCLY	99	0	99
Sell		5,472	01/2011	BCLY	0	(98)	(98)
Sell		910	01/2011	CITI	0	(21)	(21)
Sell		5,472	01/2011	RBS	0	(110)	(110)
Buy	INR	285,498	05/2011	BCLY	44	0	44
Buy	KRW	3,570,280	05/2011	MSC	46	0	46
Sell	MXN	26,973	02/2011	BCLY	0	(76)	(76)
Buy		9,831	02/2011	HSBC	0	(2)	(2)
Buy		610	02/2011	JPM	0	0	0
Buy		57,744	02/2011	MSC	0	(1)	(1)

					$211	$(344)	$(133)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Barbados
Corporate Bonds & Notes	$0	$4,683	$0	$4,683
Bermuda
Corporate Bonds & Notes	0	17,057	0	17,057
Brazil
Corporate Bonds & Notes	0	47,421	3,733	51,154
Canada
Corporate Bonds & Notes	0	6,891	0	6,891
Cayman Islands
Corporate Bonds & Notes	0	29,175	2,607	31,782
Chile
Corporate Bonds & Notes	0	6,772	0	6,772
China
Corporate Bonds & Notes	0	2,712	0	2,712
Colombia
Corporate Bonds & Notes	0	9,189	0	9,189
Dominican Republic
Corporate Bonds & Notes	0	6,690	0	6,690
Egypt
Bank Loan Obligations	0	798	0	798
Corporate Bonds & Notes	0	1,730	0	1,730
El Salvador
Corporate Bonds & Notes	0	2,868	0	2,868
Hong Kong
Corporate Bonds & Notes	0	4,622	0	4,622
India
Corporate Bonds & Notes	0	5,350	0	5,350
Indonesia
Corporate Bonds & Notes	0	26,167	0	26,167
Ireland
Corporate Bonds & Notes	0	4,495	0	4,495
Israel
Corporate Bonds & Notes	0	6,613	0	6,613
Kazakhstan
Corporate Bonds & Notes	0	5,118	0	5,118
Luxembourg
Corporate Bonds & Notes	0	3,560	0	3,560
Mexico
Corporate Bonds & Notes	0	15,803	0	15,803
Netherlands
Corporate Bonds & Notes	0	2,098	0	2,098
Panama
Corporate Bonds & Notes	0	681	0	681
Peru
Corporate Bonds & Notes	0	0	489	489
Qatar
Corporate Bonds & Notes	0	4,487	0	4,487
Russia
Corporate Bonds & Notes	0	51,937	651	52,588
Singapore
Corporate Bonds & Notes	0	2,165	0	2,165
South Africa
Corporate Bonds & Notes	0	1,042	0	1,042
South Korea
Corporate Bonds & Notes	0	2,356	0	2,356
Trinidad and Tobago
Corporate Bonds & Notes	0	6,388	0	6,388
United Arab Emirates
Corporate Bonds & Notes	0	3,029	0	3,029
United States
Bank Loan Obligations	0	0	798	798
U.S. Treasury Obligations	0	5,583	0	5,583
Venezuela
Corporate Bonds & Notes	0	1,347	0	1,347
Virgin Islands (British)
Corporate Bonds & Notes	0	11,156	0	11,156
Short-Term Instruments
Repurchase Agreements	0	200	0	200
U.S. Treasury Bills	0	270	0	270
PIMCO Short-Term Floating NAV Portfolio	8,836	0	0	8,836
	$8,836	$300,453	$8,278	$317,567

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	114	0	114
Foreign Exchange Contracts	0	211	0	211
Interest Rate Contracts	527	492	0	1,019
	$527	$817	$0	$1,344

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(14)	(9)	(23)
Foreign Exchange Contracts	0	(344)	0	(344)
Interest Rate Contracts	(95)	(371)	0	(466)
	$(95)	$(729)	$(9)	$(833)
Totals	$9,268	$300,541	$8,269	$318,078

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Brazil
Corporate Bonds & Notes	$1,582	$2,104	$0	$(34)	$0	$81	$0	$0	$3,733	$81
Cayman Islands
Corporate Bonds & Notes	2,116	1,204	(226)	60	50	536	0	(1,133)	2,607	1,141
Indonesia
Bank Loan Obligations	491	0	(500)	3	4	2	0	0	0	0
Mexico
Corporate Bonds & Notes	3,112	0	(1,104)	73	10	(920)	0	(1,171)	0	0
Peru
Corporate Bonds & Notes	0	496	0	0	0	(7)	0	0	489	(7)
Russia
Corporate Bonds & Notes	671	0	0	(1)	0	(19)	0	0	651	(19)
United States
Bank Loan Obligations	0	800	0	0	0	(2)	0	0	798	(2)

	$7,972	$4,604	$(1,830)	$101	$64	$(329)	$0	$(2,304)	$8,278	$1,194

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$0	$0	$0	$(9)	$0	$0	$(9)	$(9)

Totals	$7,972	$4,604	$(1,830)	$101	$64	$(338)	$0	$(2,304)	$8,269	$1,185

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Emerging Markets Bond Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BAHRAIN 0.5%
SOVEREIGN ISSUES 0.5%
Bahrain Government International Bond
5.500% due 03/31/2020		$16,500	$16,867

Total Bahrain (Cost $16,163)			16,867

BARBADOS 0.5%
CORPORATE BONDS & NOTES 0.5%
Columbus International, Inc.
11.500% due 11/20/2014		$14,700	16,391

Total Barbados (Cost $15,830)			16,391

BERMUDA 1.4%
CORPORATE BONDS & NOTES 1.4%
Noble Group Ltd.
4.875% due 08/05/2015		$2,000	2,064
6.625% due 08/05/2020		3,600	3,784
6.750% due 01/29/2020		22,800	25,337
Qtel International Finance Ltd.
3.375% due 10/14/2016		3,200	3,056
4.750% due 02/16/2021		7,300	6,992
7.875% due 06/10/2019		6,400	7,671

Total Bermuda (Cost $46,768)			48,904

BRAZIL 12.6%
CORPORATE BONDS & NOTES 7.0%
Banco do Brasil S.A.
4.500% due 01/22/2015		$31,400	32,813
6.000% due 01/22/2020		6,400	6,944
8.500% due 10/29/2049		3,000	3,469
Banco Votorantim S.A.
7.375% due 01/21/2020		2,400	2,541
BM&FBovespa S.A.
5.500% due 07/16/2020		6,200	6,340
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		18,620	21,134
7.750% due 11/30/2015		2,600	3,035
CSN Islands IX Corp.
10.500% due 01/15/2015		1,850	2,292
CSN Islands VIII Corp.
9.750% due 12/16/2013		600	699
CSN Islands XI Corp.
6.875% due 09/21/2019		27,380	29,707
CSN Resources S.A.
6.500% due 07/21/2020		18,100	19,186
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		14,268	15,053
Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,800	22,984
GTL Trade Finance, Inc.
7.250% due 10/20/2017		6,300	6,961
Petrobras International Finance Co.
5.875% due 03/01/2018		2,100	2,247
7.875% due 03/15/2019		30,800	36,565
8.375% due 12/10/2018		2,000	2,443
Vale Overseas Ltd.
6.875% due 11/21/2036		16,450	18,136
6.875% due 11/10/2039		10,000	11,099
8.250% due 01/17/2034		1,755	2,191

			245,839

SOVEREIGN ISSUES 5.6%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	24,600	32,216
6.369% due 06/16/2018		$4,900	5,360
6.500% due 06/10/2019		12,080	13,318
Brazil Government International Bond
5.625% due 01/07/2041		4,500	4,489
5.875% due 01/15/2019		200	223
6.000% due 01/17/2017		16,594	18,859
7.875% due 03/07/2015		6,000	7,200
8.250% due 01/20/2034		18,103	24,213
8.750% due 02/04/2025		17,175	23,701
8.875% due 04/15/2024		17,225	23,857
10.500% due 07/14/2014		874	1,116
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	12,350	7,308
10.000% due 01/01/2017		64,494	35,624

			197,484

Total Brazil (Cost $404,761)			443,323

CANADA 0.3%
CORPORATE BONDS & NOTES 0.3%
Sino-Forest Corp.
6.250% due 10/21/2017		$9,700	9,833

Total Canada (Cost $9,700)			9,833

CAYMAN ISLANDS 1.9%
CORPORATE BONDS & NOTES 1.9%
Enersis S.A.
7.375% due 01/15/2014		$420	465
Hutchison Whampoa Finance CI Ltd.
7.450% due 08/01/2017		1,200	1,412
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		8,100	8,704
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		8,157	6,436
Interoceanica V Finance Ltd.
0.000% due 05/15/2030		7,400	2,246
IPIC GMTN Ltd.
3.125% due 11/15/2015		4,100	4,017
5.000% due 11/15/2020		17,400	17,116
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		19,300	20,169
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,680	3,020
QNB Finance Ltd.
3.125% due 11/16/2015		2,700	2,646
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,100	1,218

Total Cayman Islands (Cost $66,312)			67,449

CHILE 2.2%
CORPORATE BONDS & NOTES 2.2%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,084
Banco del Estado de Chile
4.125% due 10/07/2020		7,500	7,152
Banco Santander Chile
1.539% due 04/20/2012		11,700	11,700
3.750% due 09/22/2015		17,300	17,336
5.375% due 12/09/2014		3,000	3,152
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,170
7.250% due 07/29/2019		13,400	15,446
Codelco, Inc.
5.625% due 09/21/2035		2,700	2,778
6.150% due 10/24/2036		600	659
7.500% due 01/15/2019		1,680	2,051
Colbun S.A.
6.000% due 01/21/2020		1,800	1,877
E.CL S.A.
5.625% due 01/15/2021		10,600	10,554

			75,959

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		100	109

Total Chile (Cost $73,837)			76,068

COLOMBIA 5.2%
CORPORATE BONDS & NOTES 0.9%
BanColombia S.A.
6.125% due 07/26/2020		$2,300	2,366
Ecopetrol S.A.
7.625% due 07/23/2019		25,540	29,626
TGI International Ltd.
9.500% due 10/03/2017		100	113

			32,105

SOVEREIGN ISSUES 4.3%
Colombia Government International Bond
2.092% due 11/16/2015		17,800	18,023
6.125% due 01/18/2041		2,500	2,575
7.375% due 01/27/2017		60,775	72,018
7.375% due 03/18/2019		17,800	21,449
7.375% due 09/18/2037		9,405	11,192
8.125% due 05/21/2024		3,900	4,943
9.850% due 06/28/2027	COP	600,000	443
11.750% due 02/25/2020		$3,047	4,609
12.000% due 10/22/2015	COP	25,375,000	17,673

			152,925

Total Colombia (Cost $170,196)			185,030

EGYPT 0.4%
BANK LOAN OBLIGATIONS 0.2%
Petroleum Export Ltd.
3.319% due 12/07/2012		$8,600	8,575

CORPORATE BONDS & NOTES 0.2%
Petroleum Export II Ltd.
6.340% due 06/20/2011		4,573	4,562
Petroleum Export Ltd.
5.265% due 06/15/2011		1,512	1,509

			6,071

Total Egypt (Cost $14,671)			14,646

EL SALVADOR 0.3%
CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,977

Total El Salvador (Cost $10,168)			9,977

GUATEMALA 0.2%
SOVEREIGN ISSUES 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$2,000	2,335
10.250% due 11/08/2011		3,071	3,309

Total Guatemala (Cost $5,366)			5,644

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$900	882
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		9,900	9,796

Total Hong Kong (Cost $10,708)			10,678

INDIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Bank of India
4.750% due 09/30/2015		$1,900	1,936
ICICI Bank Ltd.
6.625% due 10/03/2012		1,500	1,602
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		8,200	8,447
NTPC Ltd.
5.875% due 03/02/2016		1,900	2,064
State Bank of India
4.500% due 07/27/2015		20,700	21,183

Total India (Cost $34,725)			35,232

INDONESIA 7.5%
CORPORATE BONDS & NOTES 1.6%
Adaro Indonesia PT
7.625% due 10/22/2019		$5,100	5,597
Indosat Palapa Co. BV
7.375% due 07/29/2020		6,900	7,659
Listrindo Capital BV
9.250% due 01/29/2015		1,000	1,129
Majapahit Holding BV
7.250% due 06/28/2017		4,000	4,549
7.750% due 10/17/2016		16,760	19,461
7.750% due 01/20/2020		12,500	14,469
8.000% due 08/07/2019		500	587

			53,451

SOVEREIGN ISSUES 5.9%
Indonesia Government International Bond
5.875% due 03/13/2020		41,500	45,754
6.625% due 02/17/2037		2,890	3,187
6.750% due 03/10/2014		10,200	11,436
6.875% due 03/09/2017		27,710	32,176
6.875% due 01/17/2018		14,600	17,009
7.500% due 01/15/2016		100	117
7.750% due 01/17/2038		5,275	6,462
8.500% due 10/12/2035		3,400	4,471
10.375% due 05/04/2014		17,000	21,207
11.625% due 03/04/2019		45,180	67,205

			209,024

Total Indonesia (Cost $240,157)			262,475

IRELAND 0.5%
CORPORATE BONDS & NOTES 0.5%
RZD Capital Ltd.
5.739% due 04/03/2017		$16,600	17,313

Total Ireland (Cost $16,961)			17,313

ISRAEL 0.0%
U.S. GOVERNMENT AGENCIES 0.0%
Israel Government AID Bond
5.500% due 04/26/2024		$100	114

Total Israel (Cost $110)			114

KAZAKHSTAN 2.8%
CORPORATE BONDS & NOTES 2.8%
Intergas Finance BV
6.375% due 05/14/2017		$7,425	7,833
KazMunayGas National Co.
6.375% due 04/09/2021		15,800	15,740
7.000% due 05/05/2020		22,800	23,826
8.375% due 07/02/2013		600	665
9.125% due 07/02/2018		14,800	17,390
11.750% due 01/23/2015		12,500	15,594
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,466	17,294

Total Kazakhstan (Cost $96,970)			98,342

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$14,550	18,878
7.750% due 08/15/2015		1,690	2,037
Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,855

Total Malaysia (Cost $22,494)			24,770

MEXICO 9.7%
CORPORATE BONDS & NOTES 6.8%
America Movil SAB de C.V.
5.000% due 10/16/2019		$100	105
5.000% due 03/30/2020		2,600	2,716
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		4,400	4,488
BBVA Bancomer S.A.
7.250% due 04/22/2020		7,900	8,376
C10 Capital SPV Ltd.
6.722% due 12/29/2049		1,000	708
C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,950	4,189
Cemex Finance LLC
9.500% due 12/14/2016		11,000	11,399
Corp. GEO SAB de C.V.
8.875% due 09/25/2014		19,000	21,422
9.250% due 06/30/2020		6,700	7,621
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		3,000	3,113
9.500% due 12/11/2019		12,300	14,145
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	754
Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	1,050
Pemex Finance Ltd.
9.030% due 02/15/2011		1,808	1,823
Pemex Project Funding Master Trust
5.750% due 03/01/2018		17,440	18,734
6.625% due 06/15/2035		19,875	20,322
6.625% due 06/15/2038		200	204
Petroleos Mexicanos
4.875% due 03/15/2015		27,034	28,588
6.000% due 03/05/2020		500	533
8.000% due 05/03/2019		62,300	75,383
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	831
Urbi Desarrollos Urbanos, S.A.B de C.V.
9.500% due 01/21/2020		$10,450	11,991

			238,495

SOVEREIGN ISSUES 2.9%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	11,626
5.500% due 02/17/2020		4,900	7,023
5.750% due 10/12/2110		$7,000	6,248
6.050% due 01/11/2040		5,100	5,240
6.750% due 09/27/2034		31,384	35,464
7.500% due 04/08/2033		24,094	29,696
7.750% due 12/14/2017	MXN	88,992	7,676
8.300% due 08/15/2031		$900	1,192

			104,165

Total Mexico (Cost $308,656)			342,660

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 1.0%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$8,700	9,124
Waha Aerospace BV
3.925% due 07/28/2020		25,600	25,862

Total Netherlands (Cost $34,415)			34,986

PANAMA 3.4%
CORPORATE BONDS & NOTES 0.3%
AES Panama S.A.
6.350% due 12/21/2016		$9,030	9,707

SOVEREIGN ISSUES 3.1%
Panama Government International Bond
7.125% due 01/29/2026		32,425	39,153
7.250% due 03/15/2015		54,307	62,996
9.375% due 07/23/2012		310	349
9.375% due 04/01/2029		4,172	5,872

			108,370

Total Panama (Cost $107,417)			118,077

PERU 2.0%
CORPORATE BONDS & NOTES 0.3%
Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$9,100	8,894

SOVEREIGN ISSUES 1.7%
Peru Government International Bond
7.350% due 07/21/2025		25,940	31,686
8.750% due 11/21/2033		21,429	29,518

			61,204

Total Peru (Cost $64,357)			70,098

PHILIPPINES 3.4%
SOVEREIGN ISSUES 3.4%
Philippines Government International Bond
6.375% due 01/15/2032		$5,900	6,284
6.375% due 10/23/2034		5,900	6,284
6.500% due 01/20/2020		22,100	25,636
7.750% due 01/14/2031		23,450	29,019
8.375% due 06/17/2019		17,830	23,134
9.875% due 01/15/2019		6,120	8,537

10.625% due 03/16/2025		14,000	21,595

Total Philippines (Cost $106,598)			120,489

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond
6.375% due 07/15/2019		$22,190	24,968

Total Poland (Cost $22,188)			24,968

QATAR 1.5%
CORPORATE BONDS & NOTES 1.5%
Nakilat, Inc.
6.067% due 12/31/2033		$1,400	1,475
Qatari Diar Finance QSC
3.500% due 07/21/2015		7,600	7,606
5.000% due 07/21/2020		11,500	11,468
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		21,677	22,977
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		4,000	4,312
5.832% due 09/30/2016		1,249	1,347
5.838% due 09/30/2027		895	927
6.332% due 09/30/2027		3,250	3,440
6.750% due 09/30/2019		500	579

Total Qatar (Cost $53,147)			54,131

RUSSIA 18.6%
CORPORATE BONDS & NOTES 10.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		$9,700	10,219
7.700% due 08/07/2013		500	556
8.700% due 08/07/2018		22,000	27,271
ALROSA Finance S.A.
7.750% due 11/03/2020		10,600	11,170
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		20,200	20,806
6.212% due 11/22/2016		18,440	19,626
6.510% due 03/07/2022		34,200	34,971
7.288% due 08/16/2037		675	702
8.146% due 04/11/2018		1,200	1,390
8.625% due 04/28/2034		700	843
9.250% due 04/23/2019		5,750	7,094
Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		14,246	15,197
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		5,100	6,107
10.500% due 03/25/2014		5,900	7,059
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.175% due 05/16/2013		6,500	6,955
9.000% due 06/11/2014		36,150	40,849
Sberbank Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,203
5.499% due 07/07/2015		19,900	20,422
TNK-BP Finance S.A.
6.125% due 03/20/2012		4,100	4,305
6.250% due 02/02/2015		4,000	4,265
6.625% due 03/20/2017		35,550	37,939
7.250% due 02/02/2020		5,500	6,009
7.500% due 03/13/2013		4,600	4,979
7.500% due 07/18/2016		20,650	22,935
7.875% due 03/13/2018		6,200	7,061
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		11,000	11,027
6.800% due 11/22/2025		9,900	9,925
VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,570
6.875% due 05/29/2018		600	637

			350,092

SOVEREIGN ISSUES 8.6%
Russia Government International Bond
7.500% due 03/31/2030		241,114	279,455
12.750% due 06/24/2028		13,275	23,065

			302,520

Total Russia (Cost $615,305)			652,612

SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.4%
Singapore Telecommunications Ltd.
7.375% due 12/01/2031		$400	514
Temasek Financial I Ltd.
4.300% due 10/25/2019		10,100	10,328
5.375% due 11/23/2039		4,000	4,158

Total Singapore (Cost $14,591)			15,000

SOUTH AFRICA 1.6%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$6,200	6,460
6.500% due 04/15/2040		1,300	1,333

			7,793

SOVEREIGN ISSUES 1.4%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,184
5.875% due 05/30/2022		$1,690	1,838
6.500% due 06/02/2014		7,530	8,509
6.875% due 05/27/2019		17,900	21,055

			48,586

Total South Africa (Cost $48,888)			56,379

SOUTH KOREA 2.0%
CORPORATE BONDS & NOTES 0.6%
Korea Electric Power Corp.
3.000% due 10/05/2015		$6,800	6,643
Korea Exchange Bank
4.875% due 01/14/2016		2,700	2,780
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		8,900	8,647
6.250% due 06/17/2014		4,200	4,613

			22,683

SOVEREIGN ISSUES 1.4%
Export-Import Bank of Korea
4.000% due 01/29/2021		5,000	4,690
5.125% due 06/29/2020		3,600	3,721
5.875% due 01/14/2015		3,400	3,688
8.125% due 01/21/2014		1,200	1,374
Korea Development Bank
0.564% due 11/22/2012		8,200	8,022
5.300% due 01/17/2013		2,200	2,333
8.000% due 01/23/2014		7,700	8,796
Korea Housing Finance Corp.
4.125% due 12/15/2015 (e)		13,500	13,641

			46,265

Total South Korea (Cost $68,620)			68,948

TRINIDAD AND TOBAGO 0.6%
CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$12,736	12,832
9.750% due 08/14/2019		7,680	9,254

Total Trinidad And Tobago (Cost $21,231)			22,086

TUNISIA 0.3%
SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie S.A.
4.500% due 06/22/2020	EUR	7,100	9,393
4.750% due 04/07/2011		450	608
8.250% due 09/19/2027		$1,680	2,050

Total Tunisia (Cost $10,619)			12,051

TURKEY 4.9%
SOVEREIGN ISSUES 4.9%
Turkey Government International Bond
5.625% due 03/30/2021		$6,800	7,106
6.750% due 04/03/2018		4,743	5,431
6.750% due 05/30/2040		36,000	39,420
6.875% due 03/17/2036		4,300	4,816
7.000% due 09/26/2016		5,200	6,006
7.000% due 03/11/2019		500	580
7.000% due 06/05/2020		33,000	38,280
7.250% due 03/15/2015		10,185	11,789
7.250% due 03/05/2038		1,000	1,169
7.375% due 02/05/2025		5,443	6,477
7.500% due 07/14/2017		2,600	3,087
7.500% due 11/07/2019		40,467	48,358

Total Turkey (Cost $165,680)			172,519

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.5%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$9,690	10,386
DP World Ltd.
6.850% due 07/02/2037		8,000	7,380

Total United Arab Emirates (Cost $17,047)			17,766

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,545
HBOS PLC
6.750% due 05/21/2018		7,500	7,032

Total United Kingdom (Cost $9,520)			9,577

UNITED STATES 3.8%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.621% due 04/25/2037		$642	319
5.726% due 10/25/2036		464	267
6.000% due 07/25/2047		305	236

			822

BANK LOAN OBLIGATIONS 0.8%
Indonesia Government International Bond
1.250% due 12/14/2019		4,394	4,064
Petroleum Export III Ltd.
3.802% due 04/08/2013		13,415	13,376
Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		11,600	11,568

			29,008

CORPORATE BONDS & NOTES 2.0%
American International Group, Inc.
0.298% due 04/03/2012	JPY	1,340,000	16,194
0.399% due 10/18/2011 (e)		$10,000	9,923
4.950% due 03/20/2012		500	517
5.000% due 06/26/2017	EUR	700	884
5.750% due 03/15/2067	GBP	1,300	1,611
5.850% due 01/16/2018		$900	931
6.250% due 05/01/2036		3,200	3,091
8.175% due 05/15/2068		15,400	16,514
8.250% due 08/15/2018		1,700	1,964
8.625% due 05/22/2068	GBP	200	309
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$6,000	6,405
Citigroup Capital XXI
8.300% due 12/21/2077		8,960	9,363
Pemex Project Funding Master Trust
0.903% due 12/03/2012		1,200	1,198

			68,904

MORTGAGE-BACKED SECURITIES 0.8%
Adjustable Rate Mortgage Trust
5.319% due 11/25/2035		600	486
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	2,326
Banc of America Funding Corp.
5.319% due 11/20/2035		577	418
5.888% due 04/25/2037		679	545
Bear Stearns Adjustable Rate Mortgage Trust
4.944% due 01/25/2035		78	73
5.691% due 02/25/2036		381	272
Chase Mortgage Finance Corp.
5.373% due 03/25/2037		570	477
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		1,412	1,336
3.059% due 03/25/2034		112	111
5.549% due 07/25/2046		451	318
Countrywide Alternative Loan Trust
0.431% due 01/25/2037		575	343
0.511% due 09/25/2046		700	138
5.750% due 03/25/2037		500	370
6.250% due 11/25/2036		392	268
Countrywide Home Loan Mortgage Pass-Through Trust
5.030% due 02/25/2047		408	252
5.185% due 03/25/2037		400	246
5.487% due 04/20/2036		395	317
5.837% due 09/25/2047		254	189
Credit Suisse First Boston Mortgage Securities Corp.
2.585% due 06/25/2033		1,108	1,061
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		471	276
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		557	403
6.172% due 06/25/2036		742	477
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		403	411
5.299% due 10/25/2035		410	315
5.500% due 12/25/2035		698	526
5.869% due 10/25/2036		454	285
5.886% due 10/25/2036		454	275
6.300% due 07/25/2036		643	396
Harborview Mortgage Loan Trust
5.518% due 08/19/2036		217	178
Homebanc Mortgage Trust
5.750% due 04/25/2037		600	351
Indymac INDA Mortgage Loan Trust
5.657% due 08/25/2036		600	434
Indymac Index Mortgage Loan Trust
0.561% due 06/25/2037 (a)		359	142
5.153% due 10/25/2035		446	342
5.334% due 06/25/2036		583	448
JPMorgan Mortgage Trust
4.862% due 04/25/2035		326	308
5.352% due 08/25/2035		600	562
5.411% due 11/25/2035		534	504
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		630	663
Luminent Mortgage Trust
0.441% due 12/25/2036		337	211
MASTR Alternative Loans Trust
0.661% due 03/25/2036		237	95
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	627
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		4,104	3,176
Merrill Lynch Mortgage-Backed Securities Trust
5.406% due 04/25/2037		485	359
Morgan Stanley Capital I
5.879% due 06/11/2049		400	429
Morgan Stanley Mortgage Loan Trust
4.569% due 06/25/2036		157	149
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		466	393
Residential Accredit Loans, Inc.
0.531% due 05/25/2046		1,000	186
Residential Asset Securitization Trust
0.661% due 01/25/2046 (a)		583	264
Sequoia Mortgage Trust
2.604% due 01/20/2047		224	183
Structured Adjustable Rate Mortgage Loan Trust
5.156% due 09/25/2036		600	341
5.209% due 05/25/2036		1,200	924
5.278% due 11/25/2035		405	278
6.000% due 10/25/2037 (a)		371	181
TBW Mortgage-Backed Pass-Through Certificates
0.371% due 01/25/2037		41	41
5.970% due 09/25/2036		582	166
WaMu Mortgage Pass-Through Certificates
2.785% due 03/25/2034		397	376
5.141% due 01/25/2037		462	352
5.299% due 04/25/2037		307	228
5.302% due 12/25/2036		947	729
5.415% due 12/25/2036		291	224
5.530% due 05/25/2037		748	609
5.854% due 09/25/2036		471	369

			27,732

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	105

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.875% due 09/30/2017		4,700	4,476
2.625% due 07/31/2014 (f)		885	926

			5,402

Total United States (Cost $124,158)			131,973

URUGUAY 1.7%
SOVEREIGN ISSUES 1.7%
Uruguay Government International Bond
5.000% due 09/14/2018	UYU	68,230	3,927
6.875% due 01/19/2016	EUR	6,500	9,498
6.875% due 09/28/2025		$8,000	9,160
7.625% due 03/21/2036		4,100	4,889
7.875% due 01/15/2033		1,000	1,210
8.000% due 11/18/2022		22,497	27,953
9.250% due 05/17/2017		3,540	4,585

Total Uruguay (Cost $54,859)			61,222

VENEZUELA 2.6%
CORPORATE BONDS & NOTES 0.2%
Corp. Andina de Fomento
8.125% due 06/04/2019		$400	472
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		9,800	5,635
5.500% due 04/12/2037		2,800	1,302

			7,409

SOVEREIGN ISSUES 2.4%
Venezuela Government International Bond
5.750% due 02/26/2016		1,600	1,136
6.000% due 12/09/2020		4,000	2,320
7.000% due 12/01/2018		5,000	3,325
7.000% due 03/31/2038		16,500	9,529
7.650% due 04/21/2025		20,025	12,666
7.750% due 10/13/2019		11,500	7,848
8.250% due 10/13/2024		23,800	15,589
9.000% due 05/07/2023		21,100	14,718
9.250% due 05/07/2028		20,725	14,093
12.750% due 08/23/2022		3,300	2,937

			84,161

Total Venezuela (Cost $90,262)			91,570

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,182

Total Vietnam (Cost $4,331)			4,182

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$4,600	4,634
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		14,300	13,706

Total Virgin Islands (British) (Cost $18,751)			18,340

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2011		$4,571	4,571

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $4,663. Repurchase proceeds are $4,571.)

U.S. TREASURY BILLS 0.1%
0.176% due 01/13/2011 - 06/16/2011 (b)(d)(f)	3,222	3,220

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.8%
	2,827,775	28,323

Total Short-Term Instruments (Cost $36,114)		36,114

Total Investments 98.9% (Cost $3,252,651)		$3,478,804
Written Options (h) (0.0%)		(1,114)
(Premiums $369)
Other Assets and Liabilities (Net) 1.1%		39,072

Net Assets 100.0%		$3,516,762

See Accompanying notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $1,139 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $6,206 at a weighted average interest rate of 0.045%. On December 31, 2010, securities valued at $5,512 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $1,632 has been pledged as collateral for open futures contracts on December 31, 2010. On December 31, 2010 there were no open futures contracts.

(g)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010(2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.673%	$15,700	$43	$0	$43
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.754%	16,900	57	(43)	100
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.509%	6,500	69	0	69
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.509%	8,000	86	0	86
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.508%	25,600	101	76	25
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.061%	300	0	(4)	4
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.378%	1,300	(37)	(49)	12
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.225%	3,875	(27)	0	(27)
CODELCO, Inc.	BCLY	1.000%	12/20/2011	0.398%	4,200	27	7	20
Colombia Government International Bond	CSFB	1.000%	09/20/2015	1.076%	6,500	(20)	(147)	127
Colombia Government International Bond	JPM	1.000%	09/20/2015	1.076%	27,600	(84)	(679)	595
Colombia Government International Bond	MSC	1.640%	08/20/2011	0.569%	6,200	81	0	81
Colombia Government International Bond	UBS	1.000%	09/20/2015	1.076%	8,000	(24)	(181)	157
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	0.807%	600	5	(15)	20
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	0.807%	800	7	(20)	27
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.346%	2,200	4	2	2
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	0.807%	800	7	(26)	33
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	0.807%	300	2	(10)	12
Indonesia Government International Bond	BCLY	1.000%	03/20/2016	1.310%	8,500	(126)	(147)	21
Indonesia Government International Bond	BOA	1.000%	03/20/2016	1.310%	10,000	(148)	(173)	25
Indonesia Government International Bond	CITI	2.290%	12/20/2016	1.404%	1,300	65	0	65
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.104%	10,400	(41)	(434)	393
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.525%	8,800	34	18	16
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.017%	3,400	(1)	(52)	51
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.080%	13,000	(42)	(226)	184
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.080%	14,000	(46)	(271)	225
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.525%	2,100	3	7	(4)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.525%	700	1	2	(1)
Mexico Government International Bond	MSC	1.000%	03/20/2015	1.017%	1,700	0	(25)	25
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.525%	1,500	2	3	(1)
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.080%	10,000	(32)	(193)	161
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.017%	25,000	(8)	(298)	290
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.080%	1,000	(4)	(15)	11
Peru Government International Bond	BCLY	1.000%	09/20/2015	1.073%	5,000	(15)	(56)	41
Peru Government International Bond	MSC	1.220%	10/20/2011	0.545%	6,350	51	0	51
Peru Government International Bond	MSC	1.960%	10/20/2016	1.175%	3,000	139	0	139
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	0.815%	22,500	39	(99)	138
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%	3,400	(8)	(31)	23
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.525%	17,500	(401)	(605)	204
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.815%	7,500	13	(27)	40
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.525%	3,000	(69)	(86)	17
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.165%	4,100	(10)	(26)	16
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.525%	400	(9)	(14)	5
Philippines Government International Bond	BCLY	1.000%	03/20/2015	1.036%	20,000	(21)	(576)	555
Philippines Government International Bond	BCLY	1.000%	03/20/2016	1.270%	10,000	(129)	(159)	30
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.167%	10,500	(75)	(224)	149
Philippines Government International Bond	BNP	1.000%	03/20/2016	1.270%	10,000	(129)	(164)	35
Philippines Government International Bond	BOA	1.000%	03/20/2015	1.036%	7,000	(7)	(201)	194
Philippines Government International Bond	BOA	1.000%	03/20/2016	1.270%	13,000	(167)	(219)	52
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.462%	9,800	806	0	806
Philippines Government International Bond	DUB	1.000%	03/20/2015	1.036%	10,000	(10)	(301)	291
Philippines Government International Bond	DUB	1.000%	09/20/2015	1.167%	17,000	(121)	(416)	295
Philippines Government International Bond	DUB	1.000%	03/20/2016	1.270%	5,000	(65)	(63)	(2)
Philippines Government International Bond	GSC	1.000%	09/20/2015	1.167%	15,000	(107)	(382)	275
Philippines Government International Bond	HSBC	1.000%	09/20/2015	1.167%	7,800	(56)	(168)	112
Philippines Government International Bond	HSBC	1.000%	12/20/2015	1.221%	1,100	(11)	(21)	10
Philippines Government International Bond	JPM	1.000%	03/20/2015	1.036%	20,000	(22)	(612)	590
Philippines Government International Bond	JPM	1.000%	09/20/2015	1.167%	15,000	(107)	(375)	268
Philippines Government International Bond	JPM	1.000%	03/20/2016	1.270%	10,000	(129)	(159)	30
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.426%	6,200	386	0	386
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.036%	28,000	(30)	(859)	829
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.776%	2,000	18	(28)	46
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.044%	22,700	7	0	7
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.674%	6,900	51	0	51
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GSC	1.380%	10/20/2011	1.133%	5,000	24	0	24
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.674%	13,000	130	0	130
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.522%	1,200	2	7	(5)
South Korea Government Bond	CITI	1.000%	03/20/2011	0.522%	1,600	2	9	(7)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.522%	3,600	5	16	(11)
South Korea Government Bond	RBS	1.000%	12/20/2015	0.934%	1,000	3	1	2
Turkey Government International Bond	CITI	1.000%	12/20/2020	1.690%	25,000	(1,392)	(936)	(456)
Turkey Government International Bond	CSFB	1.000%	12/20/2020	1.690%	25,000	(1,391)	(915)	(476)
Turkey Government International Bond	UBS	1.000%	03/20/2015	1.252%	18,500	(181)	(623)	442
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.015%	12,000	63	0	63

						$(2,969)	$(11,205)	$8,236

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	$18,200	$2,336	$1,872	$464
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	14,000	1,797	1,442	355
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	17,300	2,220	2,179	41
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	31,800	4,401	4,150	251
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	1,700	235	222	13
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	50,000	6,919	7,175	(256)
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	7,700	1,066	1,001	65

					$18,974	$18,041	$933

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$336	$0	$336
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	37	5	32
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	565	76	489
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	1,650	239	1,411
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		637,200	(1,615)	(800)	(815)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		582,800	(778)	0	(778)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	2,077	557	1,520
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	2,377	730	1,647
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	1,783	609	1,174
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		127,000	491	(48)	539
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		205,600	888	7	881
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		166,400	752	36	716
Pay	3-Month USD-LIBOR	1.700%	12/15/2015	CITI	$	20,800	(431)	(63)	(368)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BNP		32,900	(285)	(117)	(168)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA		30,100	(261)	(57)	(204)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	CSFB		37,400	(324)	(75)	(249)
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	MSC		67,200	(99)	(293)	194
Pay	3-Month USD-LIBOR	2.750%	12/15/2020	DUB		13,100	(683)	(105)	(578)
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	65,400	214	(5)	219
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		157,200	521	0	521
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		8,700	27	6	21

							$7,242	$702	$6,540

(h)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$129.000	01/21/2011	274	$112	$4
Put - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/21/2011	274	140	1,017

				$252	$1,021

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$117	$93

(i)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	16,215	02/2011	HSBC	$503	$0	$503
Sell		16,215	02/2011	UBS	0	(165)	(165)
Sell		35,175	03/2011	CITI	0	(295)	(295)
Buy		16,215	04/2011	UBS	165	0	165
Buy	CNY	59,300	01/2011	BOA	69	0	69
Sell		43,000	01/2011	DUB	0	(65)	(65)
Sell		122,138	01/2011	JPM	0	(228)	(228)
Buy		105,838	01/2011	MSC	121	0	121
Buy		81,312	04/2011	BCLY	219	0	219
Buy		110,875	04/2011	CITI	356	0	356
Buy		59,771	04/2011	RBS	168	0	168
Buy		192,630	09/2011	BCLY	403	0	403
Buy		43,000	02/2012	DUB	56	0	56
Buy		122,138	02/2012	JPM	256	0	256
Sell	COP	32,025,818	04/2011	DUB	1,022	0	1,022
Sell	EUR	107,807	01/2011	CITI	4,647	0	4,647
Sell	GBP	739	03/2011	BCLY	1	0	1
Sell		738	03/2011	DUB	1	0	1
Sell		492	03/2011	RBS	2	0	2
Buy	INR	685,589	03/2011	BCLY	726	0	726
Buy		390,600	03/2011	CITI	26	0	26
Buy		774,882	03/2011	DUB	6	0	6
Buy		788,181	03/2011	RBS	2	(13)	(11)
Buy	JPY	13,380,000	01/2011	CITI	4,794	0	4,794
Sell		2,600	01/2011	CITI	0	(1)	(1)
Sell		6,810,000	01/2011	DUB	0	(618)	(618)
Sell		460,433	01/2011	GSC	0	(201)	(201)
Sell		6,570,000	01/2011	JPM	0	(551)	(551)
Sell		274,068	01/2011	RBC	0	(121)	(121)
Sell		548,135	01/2011	RBS	0	(230)	(230)
Buy	KRW	3,168,300	05/2011	BCLY	0	(20)	(20)
Buy		30,899,300	05/2011	CITI	0	(168)	(168)
Buy		2,553,047	05/2011	GSC	7	0	7
Buy		5,979,000	05/2011	HSBC	0	(41)	(41)
Buy		13,789,400	05/2011	JPM	29	0	29
Buy		11,989,000	05/2011	RBS	0	0	0
Buy	MXN	442,813	02/2011	CITI	2,334	0	2,334
Buy		19,207	02/2011	DUB	53	0	53
Buy		4,100	02/2011	JPM	0	(1)	(1)
Buy	MYR	10,901	02/2011	BCLY	41	0	41
Buy		41,717	02/2011	JPM	158	0	158
Buy	PHP	48,000	06/2011	BOA	0	(6)	(6)
Buy		762,430	06/2011	CITI	139	(37)	102
Buy		174,133	06/2011	DUB	45	0	45
Buy		130,822	06/2011	HSBC	28	0	28
Buy		178,886	06/2011	JPM	45	0	45
Buy		114,700	06/2011	RBS	0	(24)	(24)
Buy	PLN	91,717	02/2011	BCLY	0	(890)	(890)
Buy	SGD	4,622	03/2011	BCLY	82	0	82
Buy		5,380	03/2011	BOA	192	0	192
Buy		1,322	03/2011	DUB	41	0	41
Buy		18,035	03/2011	JPM	340	0	340
Buy		1,340	03/2011	RBS	49	0	49
Buy	TRY	9,277	01/2011	CITI	0	(373)	(373)

					$17,126	$(4,048)	$13,078

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bahrain
Sovereign Issues	$0	$16,867	$0	$16,867
Barbados
Corporate Bonds & Notes	0	16,391	0	16,391
Bermuda
Corporate Bonds & Notes	0	48,904	0	48,904
Brazil
Corporate Bonds & Notes	0	245,839	0	245,839
Sovereign Issues	0	197,484	0	197,484
Canada
Corporate Bonds & Notes	0	9,833	0	9,833
Cayman Islands
Corporate Bonds & Notes	0	57,538	9,911	67,449
Chile
Corporate Bonds & Notes	0	75,959	0	75,959
Sovereign Issues	0	109	0	109
Colombia
Corporate Bonds & Notes	0	32,105	0	32,105
Sovereign Issues	0	152,925	0	152,925
Egypt
Bank Loan Obligations	0	8,575	0	8,575
Corporate Bonds & Notes	0	6,071	0	6,071
El Salvador
Corporate Bonds & Notes	0	9,977	0	9,977
Guatemala
Sovereign Issues	0	5,644	0	5,644
Hong Kong
Corporate Bonds & Notes	0	10,678	0	10,678
India
Corporate Bonds & Notes	0	35,232	0	35,232
Indonesia
Corporate Bonds & Notes	0	53,451	0	53,451
Sovereign Issues	0	209,024	0	209,024
Ireland
Corporate Bonds & Notes	0	17,313	0	17,313
Israel
U.S. Government Agencies	0	114	0	114
Kazakhstan
Corporate Bonds & Notes	0	98,342	0	98,342
Malaysia
Corporate Bonds & Notes	0	24,770	0	24,770
Mexico
Corporate Bonds & Notes	0	236,672	1,823	238,495
Sovereign Issues	0	104,165	0	104,165
Netherlands
Corporate Bonds & Notes	0	34,986	0	34,986
Panama
Corporate Bonds & Notes	0	9,707	0	9,707
Sovereign Issues	0	108,370	0	108,370
Peru
Corporate Bonds & Notes	0	0	8,894	8,894
Sovereign Issues	0	61,204	0	61,204
Philippines
Sovereign Issues	0	120,489	0	120,489
Poland
Sovereign Issues	0	24,968	0	24,968
Qatar
Corporate Bonds & Notes	0	54,131	0	54,131
Russia
Corporate Bonds & Notes	0	350,092	0	350,092
Sovereign Issues	0	302,520	0	302,520
Singapore
Corporate Bonds & Notes	0	15,000	0	15,000
South Africa
Corporate Bonds & Notes	0	7,793	0	7,793
Sovereign Issues	0	48,586	0	48,586
South Korea
Corporate Bonds & Notes	0	22,683	0	22,683
Sovereign Issues	0	46,265	0	46,265
Trinidad and Tobago
Corporate Bonds & Notes	0	22,086	0	22,086
Tunisia
Sovereign Issues	0	12,051	0	12,051
Turkey
Sovereign Issues	0	172,519	0	172,519
United Arab Emirates
Corporate Bonds & Notes	0	17,766	0	17,766
United Kingdom
Corporate Bonds & Notes	0	9,577	0	9,577
United States
Asset-Backed Securities	0	822	0	822

Bank Loan Obligations	0	17,440	11,568	29,008
Corporate Bonds & Notes	0	68,904	0	68,904
Mortgage-Backed Securities	0	27,732	0	27,732
U.S. Government Agencies	0	105	0	105
U.S. Treasury Obligations	0	5,402	0	5,402
Uruguay
Sovereign Issues	0	61,222	0	61,222
Venezuela
Corporate Bonds & Notes	0	7,409	0	7,409
Sovereign Issues	0	84,161	0	84,161
Vietnam
Sovereign Issues	0	4,182	0	4,182
Virgin Islands (British)
Corporate Bonds & Notes	0	18,340	0	18,340
Short-Term Instruments
Repurchase Agreements	0	4,571	0	4,571
U.S. Treasury Bills	0	3,220	0	3,220
PIMCO Short-Term Floating NAV Portfolio	28,323	0	0	28,323
	$28,323	$3,418,285	$32,196	$3,478,804

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	10,415	0	10,415
Foreign Exchange Contracts	0	17,126	0	17,126
Interest Rate Contracts	0	9,700	0	9,700
	$0	$37,241	$0	$37,241

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,246)	0	(1,246)
Foreign Exchange Contracts	0	(4,048)	0	(4,048)
Interest Rate Contracts	0	(4,181)	(93)	(4,274)
	$0	$(9,475)	$(93)	$(9,568)

Totals	$28,323	$3,446,051	$32,103	$3,506,477

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$8,000	$2,128	$(729)	$283	$177	$52	$0	$0	$9,911	$63
Indonesia
Bank Loan Obligations	13,459	0	(13,700)	76	108	57	0	0	0	0
Mexico
Corporate Bonds & Notes	0	0	0	0	0	0	1,823	0	1,823	0
Peru
Corporate Bonds & Notes	0	9,029	0	0	0	(135)	0	0	8,894	(135)
United States
Bank Loan Obligations	17,565	11,600	(4,281)	0	0	60	0	(13,376)	11,568	(33)

	$39,024	$22,757	$(18,710)	$359	$285	$34	$1,823	$(13,376)	$32,196	$(105)

Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	$0	$0	$(118)	$0	$0	$25	$0	$0	$(93)	$25

Totals	$39,024	$22,757	$(18,828)	$359	$285	$59	$1,823	$(13,376)	$32,103	$(80)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Extended Duration Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.0%
BANKING & FINANCE 1.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$900	$1,116
American International Group, Inc.
8.250% due 08/15/2018		2,300	2,658
Goldman Sachs Group, Inc.
0.466% due 02/06/2012		20	20
Royal Bank of Scotland Group PLC
1.188% due 04/23/2012		1,000	1,010

			4,804

INDUSTRIALS 0.2%
Gazprom Via Gaz Capital S.A.
8.146% due 04/11/2018		700	814
Georgia-Pacific LLC
7.750% due 11/15/2029		30	34

			848

UTILITIES 0.4%
EDF S.A.
6.950% due 01/26/2039		1,100	1,306

Total Corporate Bonds & Notes (Cost $6,041)			6,958

MUNICIPAL BONDS & NOTES 0.5%
CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		700	720

NEVADA 0.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020		300	317

NORTH CAROLINA 0.1%
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039		400	416

OHIO 0.1%
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028		300	101
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	66

			167

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		50	3

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	69

Total Municipal Bonds & Notes (Cost $1,692)			1,692

U.S. GOVERNMENT AGENCIES 11.4%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030		450	173
4.000% due 02/25/2019		100	106
5.000% due 08/25/2033		43	44
5.500% due 04/25/2033 - 06/25/2037		400	424
6.000% due 12/25/2034		144	154
Federal Farm Credit Bank
5.750% due 12/07/2028		80	92
Financing Corp.
0.000% due 09/26/2019		200	147
Freddie Mac
0.000% due 01/15/2031 - 07/15/2031		500	182
0.660% due 01/15/2033		1	1
5.000% due 07/15/2033		109	109
5.500% due 02/15/2024		44	47
6.000% due 06/15/2035		232	250
8.250% due 06/01/2016		30	37
Ginnie Mae
5.500% due 10/20/2037		119	124
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023		5,900	3,559
5.500% due 09/18/2023		300	345
NCUA Guaranteed Notes
0.635% due 11/06/2017		1,768	1,767
Residual Funding Strip
0.000% due 10/15/2020 - 04/15/2030		40,800	21,224
Resolution Funding Corp. Interest Strip
0.000% due 04/15/2020 - 04/15/2029		12,291	6,877
Small Business Administration
5.290% due 12/01/2027		432	467
Tennessee Valley Authority
4.625% due 09/15/2060		1,300	1,222
4.875% due 01/15/2048		100	99
5.500% due 06/15/2038		2,200	2,418

Total U.S. Government Agencies (Cost $39,825)			39,868

U.S. TREASURY OBLIGATIONS 93.8%
Treasury Inflation Protected Securities (b)
2.125% due 02/15/2040		506	538
2.375% due 01/15/2025		522	582
2.375% due 01/15/2027		543	604
2.500% due 01/15/2029		1,885	2,145
3.375% due 04/15/2032		123	160
U.S. Treasury Strips
0.000% due 02/15/2026		800	415
0.000% due 02/15/2027		9,400	4,597
0.000% due 11/15/2027		4,500	2,117
0.000% due 02/15/2028		12,100	5,615
0.000% due 08/15/2028		4,000	1,807
0.000% due 11/15/2029		26,700	11,344
0.000% due 05/15/2032		50,100	18,817
0.000% due 11/15/2033		35,000	12,209
0.000% due 11/15/2034		13,200	4,380
0.000% due 02/15/2036		61,300	19,574
0.000% due 05/15/2036		65,000	20,114
0.000% due 02/15/2037		5,100	1,521
0.000% due 08/15/2037		11,300	3,293
0.000% due 02/15/2038		48,700	14,272
0.000% due 05/15/2038		108,800	31,491
0.000% due 05/15/2039 (f)(g)		164,400	44,950
0.000% due 08/15/2039		106,270	28,726
0.000% due 11/15/2039 (g)		278,200	74,263
0.000% due 02/15/2040 (g)		97,500	25,680

Total U.S. Treasury Obligations (Cost $333,551)			329,214

MORTGAGE-BACKED SECURITIES 2.4%
Bear Stearns Adjustable Rate Mortgage Trust
2.730% due 03/25/2035		23	22
Citigroup Mortgage Loan Trust, Inc.
2.630% due 10/25/2035		583	515
Countrywide Alternative Loan Trust
0.471% due 07/20/2046		1,865	875
Countrywide Home Loan Mortgage Pass-Through Trust
5.837% due 09/25/2047		995	741
Credit Suisse First Boston Mortgage Securities Corp.
2.528% due 07/25/2033		3	3
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		1,300	1,371
Harborview Mortgage Loan Trust
0.451% due 07/21/2036		815	565
Indymac Index Mortgage Loan Trust
0.451% due 09/25/2046		1,575	943
JPMorgan Chase Commercial Mortgage Securities Corp.
5.742% due 02/12/2049		20	21
JPMorgan Mortgage Trust
3.112% due 07/25/2035		485	484
Thornburg Mortgage Securities Trust
0.353% due 03/25/2037		53	52
WaMu Mortgage Pass-Through Certificates
1.058% due 01/25/2047		6	4
1.148% due 12/25/2046		2,434	1,590
3.154% due 10/25/2046		18	14
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,100	1,090

Total Mortgage-Backed Securities (Cost $8,176)			8,290

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
3.433% due 07/25/2036		13	9
HSI Asset Securitization Corp. Trust
0.311% due 12/25/2036		20	20

Total Asset-Backed Securities (Cost $33)			29

SOVEREIGN ISSUES 0.8%
Province of Ontario Canada
4.400% due 04/14/2020		1,600	1,667
4.600% due 06/02/2039	CAD	400	418
4.700% due 06/02/2037		800	845

Total Sovereign Issues (Cost $2,788)			2,930

SHORT-TERM INSTRUMENTS 7.2%
REPURCHASE AGREEMENTS 1.7%
Barclays Capital, Inc.
0.250% due 01/03/2011		$5,200	5,200
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.500% - 3.625% due 02/15/2020 - 05/15/2020 valued at $5,340. Repurchase proceeds are $5,200.)

	00000000	00000000

State Street Bank and Trust Co.
0.010% due 01/03/2011	784	784
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $803. Repurchase proceeds are $784.)

		5,984

U.S. TREASURY BILLS 0.1%
0.154% due 01/13/2011 - 06/09/2011 (a)(d)(e)	398	398

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.4%
	1,901,885	19,049

Total Short-Term Instruments (Cost $25,431)		25,431

PURCHASED OPTIONS (i) 0.0% (Cost $12)		32
Total Investments 118.1% (Cost $417,549)		$414,444
Written Options (j) (0.0%) (Premiums $157)		(181)
Other Assets and Liabilities (Net) (18.1%)		(63,475)

Net Assets 100.0%		$350,788

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $260 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $138 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $11,402 at a weighted average interest rate of 0.213%. On December 31, 2010, securities valued at $25,756 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $556 and cash of $2 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2012	306	$(154)

(h)	Swap agreements outstanding on December 31, 2010:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	2.750%	12/15/2020	DUB	$800	$(42)	$(6)	$(35)

(i)	Purchased options outstanding on December 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$5,000	$12	$32

(j)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$ 99.375	09/19/2011	88	$41	$50
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	88	56	37

				$97	$87

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$5,000	$29	$60

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	$3,400	$31	$34

(k)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	470	02/2011	DUB	$0	$(6)	$(6)
Sell		803	02/2011	HSBC	0	(11)	(11)
Buy	CNY	399	01/2011	BOA	0	0	0
Sell		1,063	01/2011	DUB	0	(2)	(2)
Buy		664	01/2011	MSC	1	0	1
Buy		4,686	04/2011	BCLY	7	0	7
Buy		668	04/2011	CITI	2	0	2
Buy		2,092	04/2011	HSBC	2	0	2
Buy		2,239	04/2011	MSC	4	0	4
Buy		5,619	04/2011	RBS	9	0	9
Buy		321	11/2011	BCLY	0	0	0
Buy		1,933	11/2011	CITI	2	0	2
Buy		1,194	11/2011	JPM	0	(1)	(1)
Buy		1,062	02/2012	DUB	1	0	1
Buy	EUR	1,031	01/2011	CITI	0	(17)	(17)
Sell		1,065	01/2011	CITI	58	0	58
Buy	KRW	391,300	01/2011	HSBC	0	(4)	(4)
Sell		782,705	01/2011	JPM	0	(12)	(12)
Buy		391,405	01/2011	MSC	0	(4)	(4)
Buy		26,800	05/2011	BCLY	0	0	0
Buy		261,800	05/2011	CITI	0	(1)	(1)
Buy		21,550	05/2011	GSC	0	0	0
Buy		51,000	05/2011	HSBC	0	0	0
Buy		899,305	05/2011	JPM	15	0	15
Buy		458,480	05/2011	MSC	5	0	5
Buy		102,000	05/2011	RBS	0	0	0
Buy	MXN	12,460	02/2011	BCLY	35	0	35
Buy		20,234	02/2011	RBS	33	0	33
Buy	MYR	240	02/2011	BCLY	1	0	1
Buy		220	02/2011	CITI	1	0	1
Buy		939	02/2011	DUB	4	0	4
Buy		200	02/2011	RBS	1	0	1
Buy	PHP	3,340	06/2011	CITI	1	0	1
Buy		10,010	06/2011	JPM	3	0	3
Buy		35,216	06/2011	MSC	12	0	12
Buy	SGD	620	03/2011	BOA	22	0	22
Buy		2,100	03/2011	CITI	37	0	37
Buy		158	03/2011	DUB	5	0	5
Buy		130	03/2011	JPM	5	0	5
Buy		150	03/2011	RBS	5	0	5

					$271	$(58)	$213

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory(3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$4,804	$0	$4,804
Industrials	0	848	0	848
Utilities	0	1,306	0	1,306
Municipal Bonds & Notes
Connecticut	0	720	0	720
Nevada	0	317	0	317
North Carolina	0	416	0	416
Ohio	0	167	0	167
Puerto Rico	0	3	0	3
West Virginia	0	69	0	69
U.S. Government Agencies	0	38,101	1,767	39,868
U.S. Treasury Obligations	0	329,214	0	329,214
Mortgage-Backed Securities	0	8,290	0	8,290
Asset-Backed Securities	0	29	0	29
Sovereign Issues	0	2,930	0	2,930
Short-Term Instruments
Repurchase Agreements	0	5,984	0	5,984
U.S. Treasury Bills	0	398	0	398
PIMCO Short-Term Floating NAV Portfolio	19,049	0	0	19,049
Purchased Options
Interest Rate Contracts	0	32	0	32
	$19,049	$393,628	$1,767	$414,444

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$271	$0	$271

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(58)	0	(58)
Interest Rate Contracts	(154)	(182)	(34)	(370)
	$(154)	$(240)	$(34)	$(428)

Totals	$18,895	$393,659	$1,733	$414,287

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
U.S. Government Agencies	$0	$1,800	$(32)	$0	$0	$(1)	$0	$0	$1,767	$(1)

Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	0	0	(31)	0	0	(3)	0	0	(34)	(3)

Totals	$0	$1,800	$(63)	$0	$0	$(4)	$0	$0	$1,733	$(4)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Floating Income Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.3%
American General Finance Corp.
7.250% due 04/21/2015		$6,000	$6,092
Bausch & Lomb, Inc.
3.511% due 04/24/2015		733	731
3.553% due 04/24/2015		1,200	1,196
Charter Communications, Inc.
2.270% due 03/06/2014		1,523	1,506
CIT Group, Inc.
6.250% due 08/11/2015		7,000	7,150
CSC Holdings LLC
2.011% due 03/29/2016		1,895	1,907
FCI Connectors
2.790% due 09/28/2012		544	526
Ford Motor Co.
3.020% due 12/15/2013		5,632	5,618
3.040% due 12/15/2013		5,263	5,249
Graham Packaging Co. LP
6.000% due 09/23/2016		1,000	1,013
HCA, Inc.
1.553% due 11/17/2012		4,000	3,947
2.553% due 11/17/2013		3,000	2,974
Ineos Group Holdings PLC
7.501% due 12/16/2013		1,096	1,133
8.001% due 12/16/2014		1,096	1,133
Intelsat Ltd.
2.754% due 07/03/2012		298	296
5.250% due 04/03/2018		5,000	5,055
International Lease Finance Corp.
6.750% due 03/17/2015		1,200	1,222
7.000% due 03/17/2016		800	815
Kabel Deutschland Holding AG
4.500% due 12/20/2016	EUR	3,000	4,034
Nielsen Finance LLC
4.014% due 05/01/2016		$861	857
Novelis, Inc.
5.000% due 12/14/2016		2,000	2,029
PagesJaunes Groupe
2.572% due 11/22/2013	EUR	2,000	2,291
Petroleum Export Ltd.
3.319% due 12/07/2012		$1,800	1,795
Seat Pagine Gialle SpA
0.804% due 06/08/2012	EUR	279	319
Texas Competitive Electric Holdings Co. LLC
3.764% due 10/10/2014		$4,012	3,094
UPC Holding BV
4.542% due 12/30/2016	EUR	2,174	2,763
4.792% due 12/31/2017		1,568	1,996
Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		$2,000	1,994
VNU Nielsen Finance
2.264% due 08/09/2013		16	16
Vodafone Group PLC
6.875% due 08/11/2015		5,000	4,934

Total Bank Loan Obligations (Cost $74,407)			73,685

CORPORATE BONDS & NOTES 62.9%
BANKING & FINANCE 26.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		18,200	19,292
6.103% due 06/27/2012		5,500	5,795
8.700% due 08/07/2018		6,500	8,036
Ally Financial, Inc.
6.625% due 05/15/2012		4,900	5,075
6.875% due 09/15/2011		3,600	3,694
6.875% due 08/28/2012		200	209
7.000% due 02/01/2012		700	723
7.250% due 03/02/2011		7,825	7,875
7.500% due 12/31/2013		200	217
8.300% due 02/12/2015		4,000	4,410
American Express Bank FSB
6.000% due 09/13/2017		2,400	2,678
American Express Co.
7.250% due 05/20/2014		3,000	3,420
American International Group, Inc.
0.399% due 10/18/2011		13,500	13,396
5.000% due 06/26/2017	EUR	1,250	1,579
5.000% due 04/26/2023	GBP	200	263
5.450% due 05/18/2017		$4,700	4,772
5.600% due 10/18/2016		1,900	1,967
5.850% due 01/16/2018		3,200	3,309
6.250% due 05/01/2036		2,700	2,608
8.250% due 08/15/2018		3,500	4,044
Anadarko Finance Co.
7.500% due 05/01/2031		200	222
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,120
Banco del Estado de Chile
4.125% due 10/07/2020		$1,600	1,526
Banco do Brasil S.A.
4.500% due 01/22/2015		9,300	9,719
6.000% due 01/22/2020		1,800	1,953
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	510
Banco Santander Chile
1.539% due 04/20/2012		1,100	1,100
3.750% due 09/22/2015		3,000	3,006
Bank of America Corp.
5.750% due 12/01/2017		1,150	1,198
Bank of Scotland PLC
4.880% due 04/15/2011		3,000	3,033
Banque PSA Finance
8.500% due 05/04/2012	EUR	1,900	2,731
Barclays Bank PLC
5.000% due 09/22/2016		$500	530
5.200% due 07/10/2014		11,500	12,431
5.926% due 09/29/2049		800	720
6.750% due 05/22/2019		6,100	6,901
7.434% due 09/29/2049		2,900	2,864
BBVA Bancomer S.A.
7.250% due 04/22/2020		400	424
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,797
7.250% due 02/01/2018		11,400	13,529
BM&FBovespa S.A.
5.500% due 07/16/2020		100	102
BNP Paribas
0.690% due 04/08/2013		100	99
CIT Group, Inc.
7.000% due 05/01/2013		8,800	8,998
7.000% due 05/01/2014		10,500	10,631
7.000% due 05/01/2015		10,700	10,754
Citigroup, Inc.
4.750% due 05/19/2015		4,900	5,136
4.750% due 02/10/2019	EUR	2,000	2,440
5.300% due 10/17/2012		$500	530
5.500% due 04/11/2013		4,800	5,114
5.850% due 07/02/2013		2,900	3,132
6.000% due 02/21/2012		4,800	5,036
6.000% due 08/15/2017		200	217
6.125% due 11/21/2017		9,500	10,426
Columbus International, Inc.
11.500% due 11/20/2014		6,750	7,526
Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,700	1,662
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		1,200	1,556
Countrywide Financial Corp.
0.726% due 05/07/2012		775	766
Credit Suisse
5.500% due 05/01/2014		5,000	5,487
Crown Castle Towers LLC
6.113% due 01/15/2040		4,800	5,017
FCE Bank PLC
7.875% due 02/15/2011	GBP	200	314
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	1,400	1,955
7.625% due 09/15/2014		5,700	8,134
9.000% due 07/30/2012		900	1,296
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		$15,010	15,161
5.625% due 09/15/2015		4,300	4,457
7.500% due 08/01/2012		600	638
7.800% due 06/01/2012		200	213
8.000% due 12/15/2016		4,700	5,258
Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		100	120
General Electric Capital Corp.
0.382% due 05/29/2012		13,700	13,527
0.424% due 12/20/2013		9,594	9,342
0.481% due 10/06/2015		1,000	950
Genworth Financial, Inc.
7.200% due 02/15/2021		1,400	1,436
Goldman Sachs Group, Inc.
0.753% due 03/22/2016		4,100	3,877
0.789% due 01/12/2015		6,100	5,903
3.700% due 08/01/2015		2,000	2,040
5.250% due 10/15/2013		100	108
6.150% due 04/01/2018		300	331
Green Valley Ltd.
4.572% due 01/10/2011	EUR	1,900	2,535
HBOS PLC
6.750% due 05/21/2018		$7,400	6,939
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		6,576	2,794
HSBC Bank PLC
4.125% due 08/12/2020		8,600	8,282
HSBC Finance Corp.
0.496% due 08/09/2011		2,335	2,333
6.676% due 01/15/2021		1,300	1,316
Intergas Finance BV
6.375% due 05/14/2017		4,000	4,220
6.875% due 11/04/2011		8,121	8,466
International Lease Finance Corp.
4.950% due 02/01/2011		5,300	5,326
5.750% due 06/15/2011		1,000	1,010
5.875% due 05/01/2013		1,300	1,321
6.500% due 09/01/2014		10,000	10,650
IPIC GMTN Ltd.
3.125% due 11/15/2015		1,500	1,470
5.000% due 11/15/2020		4,100	4,033
JPMorgan Chase & Co.
4.650% due 06/01/2014		700	748
5.375% due 10/01/2012		1,000	1,073
Korea Exchange Bank
4.875% due 01/14/2016		500	515
LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	600	823

LeasePlan Finance NV
3.750% due 03/18/2013	EUR	500	678
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		2,543	807
5.316% due 04/05/2011 (a)		1,816	576
MBNA Corp.
7.500% due 03/15/2012		$1,200	1,278
Merrill Lynch & Co., Inc.
0.749% due 01/15/2015		5,000	4,737
5.450% due 02/05/2013		2,350	2,480
6.050% due 08/15/2012		15,388	16,300
6.875% due 04/25/2018		8,800	9,644
Morgan Stanley
0.539% due 01/09/2012		1,100	1,099
0.769% due 10/15/2015		5,400	5,069
2.786% due 05/14/2013		300	311
6.625% due 04/01/2018		7,200	7,822
7.300% due 05/13/2019		100	113
Mystic Re Ltd.
10.294% due 06/07/2011		1,500	1,526
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		4,100	4,284
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,421	1,989
Petroleum Export II Ltd.
6.340% due 06/20/2011		1,281	1,278
Petroleum Export Ltd.
5.265% due 06/15/2011		5,111	5,102
Provident Funding Associates
10.250% due 04/15/2017		200	208
Qatari Diar Finance QSC
3.500% due 07/21/2015		300	300
5.000% due 07/21/2020		100	100
Regions Financial Corp.
7.750% due 11/10/2014		1,600	1,665
Royal Bank of Scotland Group PLC
2.704% due 08/23/2013		16,100	16,360
5.625% due 08/24/2020		3,900	3,885
RZD Capital Ltd.
5.739% due 04/03/2017		9,600	10,012
Sberbank Via SB Capital S.A.
5.499% due 07/07/2015		3,800	3,900
SLM Corp.
0.518% due 10/25/2011		1,000	986
3.125% due 09/17/2012	EUR	7,000	9,129
5.375% due 05/15/2014		$600	603
8.450% due 06/15/2018		3,500	3,643
State Bank of India
4.500% due 07/27/2015		4,900	5,014
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		900	886
Sumitomo Mitsui Banking Corp.
0.744% due 05/29/2049	JPY	700,000	8,574
0.950% due 06/02/2049		700,000	8,349
TNK-BP Finance S.A.
6.250% due 02/02/2015		$2,100	2,239
6.625% due 03/20/2017		900	958
6.875% due 07/18/2011		4,000	4,135
7.250% due 02/02/2020		500	546
7.500% due 03/13/2013		7,500	8,134
7.500% due 07/18/2016		3,100	3,445
7.875% due 03/13/2018		2,600	2,961
UBS AG
5.875% due 12/20/2017		7,100	7,820
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	2,000	2,820
Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	4,700	7,777
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		$1,800	1,804
6.800% due 11/22/2025		1,000	1,002
VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		3,500	3,749
7.500% due 10/12/2011		3,000	3,146
Wachovia Corp.
0.572% due 06/15/2017		6,900	6,345
5.500% due 05/01/2013		700	762
5.750% due 02/01/2018		100	111
Waha Aerospace BV
3.925% due 07/28/2020		2,200	2,222
Wells Fargo Capital XIII
7.700% due 12/29/2049		10,200	10,595
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,600	1,632
11.750% due 07/15/2017		1,600	1,812
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	4,900	6,777

			603,718

INDUSTRIALS 27.3%
Adaro Indonesia PT
7.625% due 10/22/2019		$400	439
Alcoa, Inc.
6.750% due 07/15/2018		3,500	3,819
ALROSA Finance S.A.
7.750% due 11/03/2020		5,600	5,901
Altria Group, Inc.
9.250% due 08/06/2019		6,700	8,758
America Movil SAB de C.V.
3.625% due 03/30/2015		2,000	2,066
5.000% due 03/30/2020		6,000	6,267
5.750% due 01/15/2015		2,800	3,107
American Airlines Pass-Through Trust
10.375% due 01/02/2021		1,479	1,746
AmeriGas Partners LP
7.125% due 05/20/2016		2,300	2,392
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,400	1,506
6.375% due 09/15/2017		2,200	2,400
Anglo American Capital PLC
9.375% due 04/08/2014		3,400	4,096
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	417
6.500% due 04/15/2040		700	718
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		4,900	5,319
ArvinMeritor, Inc.
8.125% due 09/15/2015		2,400	2,523
AutoZone, Inc.
7.125% due 08/01/2018		2,000	2,330
Berry Plastics Corp.
4.176% due 09/15/2014		2,500	2,300
5.039% due 02/15/2015		4,800	4,656
8.250% due 11/15/2015		500	532
9.750% due 01/15/2021		3,400	3,383
Biomet, Inc.
10.000% due 10/15/2017		200	220
10.375% due 10/15/2017 (b)		2,700	2,963
11.625% due 10/15/2017		5,700	6,327
Boston Scientific Corp.
4.500% due 01/15/2015		3,100	3,168
6.000% due 01/15/2020		3,000	3,133
C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,400	3,784
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		300	320
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,000	1,035
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,100	1,085
Charter Communications Operating LLC
8.000% due 04/30/2012		5,025	5,301
Chesapeake Energy Corp.
7.625% due 07/15/2013		2,000	2,178
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		1,000	1,022
9.500% due 05/15/2016		1,100	1,204
Codelco, Inc.
7.500% due 01/15/2019		5,000	6,106
Community Health Systems, Inc.
8.875% due 07/15/2015		3,300	3,473
Concho Resources, Inc.
7.000% due 01/15/2021		500	514
Consol Energy, Inc.
8.000% due 04/01/2017		5,900	6,313
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	4,900	7,154
Continental Airlines Pass-Through Trust
5.983% due 10/19/2023		$482	509
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021		3,300	3,300
Continental Airlines Pass-Through Trust
6.000% due 01/12/2019		1,100	1,100
Continental Airlines Pass-Through Trust
9.000% due 07/08/2016		2,879	3,296
Continental Resources, Inc.
7.125% due 04/01/2021		700	738
Corp. GEO SAB de C.V.
8.875% due 09/25/2014		6,100	6,878
9.250% due 06/30/2020		2,800	3,185
Crown Americas LLC
7.625% due 05/15/2017		500	538
7.750% due 11/15/2015		400	418
CSC Holdings LLC
7.625% due 07/15/2018		800	872
7.875% due 02/15/2018		3,000	3,352
8.500% due 04/15/2014		3,100	3,422
8.625% due 02/15/2019		2,300	2,610
CSN Islands IX Corp.
10.500% due 01/15/2015		1,100	1,361
CSN Islands VIII Corp.
9.750% due 12/16/2013		1,500	1,748
CSN Islands XI Corp.
6.875% due 09/21/2019		1,100	1,194
CSN Resources S.A.
6.500% due 07/21/2020		7,800	8,268
Delta Air Lines Pass Through Trust
4.950% due 05/23/2019		500	502
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013		3,500	3,614
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		8,800	9,130
9.500% due 12/11/2019		3,000	3,450
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,415

Devon Energy Corp.
5.625% due 01/15/2014		$800	885
Digicel Ltd.
8.250% due 09/01/2017		1,500	1,545
DISH DBS Corp.
6.375% due 10/01/2011		3,175	3,278
6.625% due 10/01/2014		400	416
7.000% due 10/01/2013		1,900	2,038
7.125% due 02/01/2016		2,600	2,698
7.875% due 09/01/2019		500	525
Ecopetrol S.A.
7.625% due 07/23/2019		5,400	6,264
El Paso Corp.
8.250% due 02/15/2016		1,100	1,282
Energy Transfer Partners LP
8.500% due 04/15/2014		1,800	2,091
9.700% due 03/15/2019		3,900	5,048
Enterprise Products Operating LLC
7.034% due 01/15/2068		200	208
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,062
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,300	2,426
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		8,200	9,929
Franz Haniel & Cie GmbH
6.750% due 10/23/2014	EUR	3,900	5,615
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		$1,150	1,213
8.375% due 04/01/2017		5,200	5,760
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		15,520	17,635
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		6,500	6,695
7.288% due 08/16/2037		1,900	1,986
8.146% due 04/11/2018		4,500	5,211
9.250% due 04/23/2019		5,000	6,169
Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		696	742
Georgia-Pacific LLC
7.000% due 01/15/2015		2,125	2,215
7.750% due 11/15/2029		3,200	3,628
8.250% due 05/01/2016		900	1,020
8.875% due 05/15/2031		3,100	3,828
Gerdau Holdings, Inc.
7.000% due 01/20/2020		4,900	5,414
Gerdau Trade, Inc.
5.750% due 01/30/2021		7,700	7,758
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,050	2,923
Goodman Funding Pty Ltd.
6.375% due 11/12/2020		6,000	5,765
Graham Packaging Co. LP
8.250% due 10/01/2018		500	528
Great Rolling Stock Co. Ltd.
6.875% due 07/27/2035	GBP	1,300	2,117
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$2,000	2,210
Hanesbrands, Inc.
3.831% due 12/15/2014		2,100	2,097
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	200	287
Harvest Operations Corp.
6.875% due 10/01/2017		$400	414
HCA, Inc.
7.875% due 02/15/2020		1,500	1,612
8.500% due 04/15/2019		3,000	3,300
9.250% due 11/15/2016		9,800	10,480
9.625% due 11/15/2016 (b)		700	752
9.875% due 02/15/2017		800	884
HeidelbergCement Finance BV
7.500% due 10/31/2014	EUR	3,400	4,896
8.000% due 01/31/2017		1,700	2,431
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$1,400	1,503
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		600	645
7.625% due 04/09/2019		1,300	1,564
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		900	927
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,300	1,563
8.500% due 02/15/2016		$1,000	958
Insight Communications Co., Inc.
9.375% due 07/15/2018		700	749
Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		3,000	3,278
9.500% due 06/15/2016		800	848
Intelsat Subsidiary Holding Co. S.A.
8.500% due 01/15/2013		3,100	3,119
8.875% due 01/15/2015		500	514
Jarden Corp.
6.125% due 11/15/2022		1,400	1,342
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		1,700	1,783
KazMunayGas National Co.
6.375% due 04/09/2021		7,400	7,372
7.000% due 05/05/2020		1,300	1,358
8.375% due 07/02/2013		200	222
11.750% due 01/23/2015		9,000	11,228
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		5,900	6,138
5.950% due 02/15/2018		7,900	8,713
LifePoint Hospitals, Inc.
6.625% due 10/01/2020		200	200
Listrindo Capital BV
9.250% due 01/29/2015		200	226
Lyondell Chemical Co.
8.000% due 11/01/2017		8,912	9,880
11.000% due 05/01/2018		100	114
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,105
Masco Corp.
5.875% due 07/15/2012		2,000	2,097
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,400	4,737
Mylan, Inc.
7.625% due 07/15/2017		200	214
7.875% due 07/15/2020		1,700	1,840
Nakilat, Inc.
6.067% due 12/31/2033		900	952
Nalco Co.
6.625% due 01/15/2019		1,100	1,130
New Albertson’s, Inc.
7.500% due 02/15/2011		400	402
Newfield Exploration Co.
6.875% due 02/01/2020		2,900	3,067
7.125% due 05/15/2018		300	317
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		600	613
Noble Group Ltd.
4.875% due 08/05/2015		1,800	1,857
6.625% due 03/17/2015		5,000	5,106
6.625% due 08/05/2020		1,800	1,892
6.750% due 01/29/2020		4,000	4,444
Novelis, Inc.
8.375% due 12/15/2017		5,400	5,616
NXP BV
3.735% due 10/15/2013	EUR	1,600	2,074
OI European Group BV
6.750% due 09/15/2020		1,000	1,350
Oshkosh Corp.
8.250% due 03/01/2017		$200	218
8.500% due 03/01/2020		100	110
Peabody Energy Corp.
6.500% due 09/15/2020		1,400	1,502
Pearson Dollar Finance PLC
5.500% due 05/06/2013		700	755
6.250% due 05/06/2018		1,000	1,113
Pemex Project Funding Master Trust
0.903% due 12/03/2012		7,000	6,990
5.500% due 02/24/2025	EUR	1,200	1,569
Pernod-Ricard S.A.
7.000% due 01/15/2015		3,500	5,166
Petrobras International Finance Co.
5.875% due 03/01/2018		$4,000	4,279
7.750% due 09/15/2014		3,600	4,231
7.875% due 03/15/2019		3,170	3,763
8.375% due 12/10/2018		400	489
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		800	460
Petroleos Mexicanos
5.500% due 01/21/2021		4,400	4,477
8.000% due 05/03/2019		6,000	7,260
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		192	193
9.750% due 08/14/2019		2,700	3,254
Pride International, Inc.
6.875% due 08/15/2020		500	521
8.500% due 06/15/2019		5,500	6,284
Rain CII Carbon LLC
8.000% due 12/01/2018		700	721
RBS Global, Inc.
8.500% due 05/01/2018		1,200	1,281
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		300	287
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		2,800	2,863
7.750% due 10/15/2016		5,500	5,844
8.500% due 05/15/2018		1,100	1,111
Rhodia S.A.
3.735% due 10/15/2013	EUR	1,799	2,402
6.875% due 09/15/2020		$2,000	2,038
Rockies Express Pipeline LLC
6.250% due 07/15/2013		2,770	2,993
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014	EUR	1,000	1,370
Rohm and Haas Co.
6.000% due 09/15/2017		$3,000	3,288
Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		1,500	1,517
SandRidge Energy, Inc.
3.928% due 04/01/2014		4,776	4,449
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,800	1,781
Sino-Forest Corp.
6.250% due 10/21/2017		1,700	1,723

Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	3,100	4,391
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$2,200	2,266
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		800	880
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,000	1,317
Steel Dynamics, Inc.
7.375% due 11/01/2012		$3,200	3,392
7.750% due 04/15/2016		2,000	2,115
SunGard Data Systems, Inc.
10.625% due 05/15/2015		1,500	1,661
Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,336
9.750% due 05/15/2014		5,800	7,263
10.250% due 05/15/2016		2,750	3,407
10.750% due 05/15/2019		1,000	1,302
Telenet Finance Luxembourg SCA
6.375% due 11/15/2020	EUR	700	945
Tenet Healthcare Corp.
10.000% due 05/01/2018		$1,700	1,989
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		915	962
Teva Pharmaceutical Finance Co. LLC
5.550% due 02/01/2016		1,000	1,128
Transocean, Inc.
4.950% due 11/15/2015		1,300	1,345
7.375% due 04/15/2018		4,000	4,430
Trinidad Drilling Ltd.
7.875% due 01/15/2019		300	304
UAL Pass-Through Trust
9.750% due 01/15/2017		1,618	1,861
10.400% due 05/01/2018		2,314	2,672
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	3,300	4,691
UPC Holding BV
8.375% due 08/15/2020		3,000	4,162
Urbi Desarrollos Urbanos, S.A.B. de C.V.
8.500% due 04/19/2016		$3,300	3,514
9.500% due 01/21/2020		1,000	1,148
Usiminas Commercial Ltd.
7.250% due 01/18/2018		600	664
Vale Overseas Ltd.
4.625% due 09/15/2020		2,900	2,886
Valeant Pharmaceuticals International
6.875% due 12/01/2018		3,100	3,092
7.000% due 10/01/2020		300	297
Volkswagen International Finance NV
4.000% due 08/12/2020		1,200	1,183
Weyerhaeuser Co.
6.750% due 03/15/2012		25,818	27,283
Windstream Corp.
7.875% due 11/01/2017		300	317
8.125% due 08/01/2013		100	110
8.625% due 08/01/2016		1,300	1,375

			624,202

UTILITIES 9.1%
AES Andres Dominicana
9.500% due 11/12/2020		950	993
AES Corp.
8.000% due 06/01/2020		3,500	3,728
AES Panama S.A.
6.350% due 12/21/2016		3,000	3,225
BP Capital Markets PLC
0.442% due 04/11/2011		17,400	17,408
2.375% due 12/14/2011		540	545
2.750% due 06/14/2011	CHF	1,200	1,293
2.750% due 02/27/2012		$70	71
3.125% due 03/10/2012		1,170	1,197
3.625% due 05/08/2014		110	113
4.250% due 01/10/2011	EUR	650	869
British Telecommunications PLC
8.500% due 12/07/2016	GBP	1,300	2,422
Calpine Corp.
7.875% due 07/31/2020		$1,100	1,119
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		4,200	4,767
7.750% due 11/30/2015		800	932
CMS Energy Corp.
1.239% due 01/15/2013		4,400	4,340
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,283
E.CL S.A.
5.625% due 01/15/2021		2,100	2,091
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,400	1,440
Embarq Corp.
7.082% due 06/01/2016		5,600	6,200
Entergy Corp.
3.625% due 09/15/2015		900	891
Frontier Communications Corp.
7.125% due 03/15/2019		3,000	3,098
7.875% due 04/15/2015		700	768
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		1,100	1,147
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		3,000	2,962
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		1,700	1,700
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	1,500	2,531
Korea Electric Power Corp.
3.000% due 10/05/2015		$400	391
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,500	1,457
6.250% due 06/17/2014		800	879
Majapahit Holding BV
7.250% due 10/17/2011		23,255	24,185
7.250% due 06/28/2017		100	114
7.750% due 10/17/2016		200	232
7.750% due 01/20/2020		3,900	4,514
Nextel Communications, Inc.
6.875% due 10/31/2013		400	403
NGPL PipeCo LLC
6.514% due 12/15/2012		400	432
7.119% due 12/15/2017		1,000	1,096
NRG Energy, Inc.
7.250% due 02/01/2014		1,750	1,789
7.375% due 02/01/2016		5,300	5,446
7.375% due 01/15/2017		200	206
8.250% due 09/01/2020		2,900	2,987
NV Energy, Inc.
6.250% due 11/15/2020		2,800	2,828
PG&E Corp.
5.750% due 04/01/2014		4,800	5,258
Progress Energy, Inc.
6.050% due 03/15/2014		4,800	5,335
PSEG Power LLC
5.320% due 09/15/2016		2,475	2,711
Puget Energy, Inc.
6.500% due 12/15/2020		2,000	1,970
Qtel International Finance Ltd.
3.375% due 10/14/2016		500	478
4.750% due 02/16/2021		1,000	958
Qwest Communications International, Inc.
7.500% due 02/15/2014		11,225	11,421
Qwest Corp.
3.552% due 06/15/2013		600	630
8.875% due 03/15/2012		5,000	5,419
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		240	255
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		2,500	2,623
5.500% due 09/30/2014		6,500	7,006
6.750% due 09/30/2019		250	290
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	227
Sprint Capital Corp.
7.625% due 01/30/2011		3,850	3,864
8.375% due 03/15/2012		3,525	3,745
Sprint Nextel Corp.
6.000% due 12/01/2016		2,200	2,137
8.375% due 08/15/2017		800	862
Telefonica Emisiones SAU
0.616% due 02/04/2013		10,000	9,830
6.221% due 07/03/2017		2,900	3,123
Telesat LLC
11.000% due 11/01/2015		1,900	2,142
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		6,725	7,179
Valor Telecommunications Enterprises Finance Corp.
7.750% due 02/15/2015		9,250	9,544
Vodafone Group PLC
5.450% due 06/10/2019		3,400	3,743

			208,842

Total Corporate Bonds & Notes (Cost $1,410,282)			1,436,762

CONVERTIBLE BONDS & NOTES 1.6%
BANKING & FINANCE 0.4%
Boston Properties LP
2.875% due 02/15/2037		6,300	6,426
National City Corp.
4.000% due 02/01/2011		2,500	2,516

			8,942

INDUSTRIALS 1.2%
Amgen, Inc.
0.125% due 02/01/2011		17,100	17,164
Medtronic, Inc.
1.500% due 04/15/2011		8,800	8,844
Transocean, Inc.
1.500% due 12/15/2037		1,800	1,778

			27,786

Total Convertible Bonds & Notes (Cost $36,346)			36,728

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.1%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040		1,300	1,310
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		700	648

			1,958

NEW YORK 0.5%
New York City, New York General Obligation Bonds, Series 2010
6.646% due 12/01/2031	10,200	10,299
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	1,100	1,089

		11,388

WEST VIRGINIA 0.2%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,185	4,297

Total Municipal Bonds & Notes (Cost $18,166)		17,643

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.461% due 10/27/2037	200	200
1.250% due 03/14/2014 (i)	13,300	13,235
2.629% due 02/01/2035	130	136
5.003% due 05/01/2035	401	428
5.500% due 04/01/2034	2,004	2,158
Ginnie Mae
0.561% due 12/16/2026	168	169

Total U.S. Government Agencies (Cost $16,339)		16,326

U.S. TREASURY OBLIGATIONS 1.6%
Treasury Inflation Protected Securities (e)
1.250% due 07/15/2020 (g)(i)	36,508	37,432

Total U.S. Treasury Obligations (Cost $37,918)		37,432

MORTGAGE-BACKED SECURITIES 4.4%
Adjustable Rate Mortgage Trust
5.319% due 11/25/2035	600	486
American General Mortgage Loan Trust
5.150% due 03/25/2058	821	856
American Home Mortgage Assets
0.471% due 10/25/2046	358	197
American Home Mortgage Investment Trust
0.501% due 05/25/2047	464	70
1.957% due 09/25/2045	96	84
Banc of America Funding Corp.
0.761% due 07/26/2036	881	853
2.822% due 06/25/2034	237	229
5.531% due 05/20/2036	1,400	1,138
5.888% due 04/25/2037	679	545
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2033	127	122
2.922% due 07/25/2033	1,493	1,452
5.356% due 02/25/2036	34	27
5.500% due 12/25/2020	249	254
Bear Stearns Adjustable Rate Mortgage Trust
2.614% due 04/25/2034	3,424	3,246
2.871% due 10/25/2035	305	304
4.944% due 01/25/2035	29	27
5.326% due 05/25/2047	347	263
Bear Stearns Alt-A Trust
0.421% due 02/25/2034	1,751	1,398
4.885% due 03/25/2036	205	109
Bear Stearns Commercial Mortgage Securities
5.144% due 10/12/2042	1,000	1,078
Bear Stearns Structured Products, Inc.
5.339% due 12/26/2046	1,711	1,205
CC Mortgage Funding Corp.
0.391% due 05/25/2048	3,425	1,567
CDC Commercial Mortgage Trust
6.005% due 05/15/2035	900	937
Chase Mortgage Finance Corp.
2.905% due 02/25/2037	1,324	1,237
6.006% due 09/25/2036	7,002	6,501
Citigroup Mortgage Loan Trust, Inc.
0.331% due 01/25/2037	746	442
2.921% due 12/25/2035	321	200
2.930% due 08/25/2035	1,163	618
3.059% due 03/25/2034	17	17
5.873% due 09/25/2037	633	460
Countrywide Alternative Loan Trust
0.456% due 12/20/2046	802	422
0.471% due 07/20/2046	346	163
0.491% due 08/25/2046	579	108
0.541% due 09/20/2046	600	131
0.591% due 11/20/2035	153	94
0.771% due 11/20/2035	500	91
1.328% due 12/25/2035	181	117
5.712% due 11/25/2035	410	258
6.000% due 02/25/2037	5,000	3,763
Countrywide Home Loan Mortgage Pass-Through Trust
5.104% due 10/20/2035	432	318
5.388% due 02/20/2036	561	431
5.613% due 05/20/2036	626	455
Credit Suisse First Boston Mortgage Securities Corp.
0.882% due 03/25/2032	26	23
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	471	276
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	557	403
Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036	454	285
5.886% due 10/25/2036	454	275
Deutsche Mortgage Securities, Inc.
1.511% due 06/28/2047	2,871	2,865
Downey Savings & Loan Association Mortgage Loan Trust
0.571% due 11/19/2037	800	43
First Horizon Asset Securities, Inc.
5.678% due 02/25/2036	1,025	969
Granite Master Issuer PLC
0.361% due 12/20/2054	5,010	4,664
GSR Mortgage Loan Trust
2.876% due 11/25/2035	205	183
2.964% due 01/25/2036	132	104
6.000% due 02/25/2036	2,913	2,716
Harborview Mortgage Loan Trust
0.391% due 04/19/2038	1,911	1,242
Homebanc Mortgage Trust
0.441% due 12/25/2036	402	304
Indymac Index Mortgage Loan Trust
0.501% due 07/25/2035	34	22
5.047% due 09/25/2035	359	301
5.231% due 06/25/2035	344	264
JPMorgan Chase Commercial Mortgage Securities Corp.
5.203% due 12/15/2044	800	862
JPMorgan Mortgage Trust
3.011% due 07/25/2035	2,037	1,954
5.388% due 07/25/2035	933	930
5.885% due 06/25/2037	2,618	2,343
6.500% due 09/25/2035	1,114	1,124
JPMorgan Re-REMIC
0.755% due 03/26/2037	1,435	1,311
Merrill Lynch Alternative Note Asset
0.561% due 03/25/2037	569	270
Merrill Lynch Mortgage Investors, Inc.
5.431% due 12/25/2035	879	795
Morgan Stanley Mortgage Loan Trust
4.569% due 06/25/2036	26	25
5.226% due 07/25/2035	838	755
6.000% due 10/25/2037	1,867	1,409
Opteum Mortgage Acceptance Corp.
0.521% due 07/25/2035	229	217
RBSSP Resecuritization Trust
0.575% due 03/26/2037	773	679
0.755% due 03/26/2036	680	646
Residential Accredit Loans, Inc.
1.688% due 09/25/2045	1,087	680
6.000% due 06/25/2036	1,273	873
Residential Funding Mortgage Securities I
3.274% due 09/25/2035	1,295	946
Sequoia Mortgage Trust
0.611% due 07/20/2033	387	367
Structured Adjustable Rate Mortgage Loan Trust
2.633% due 01/25/2035	1,183	955
2.829% due 09/25/2035	260	209
Structured Asset Mortgage Investments, Inc.
0.391% due 03/25/2037	1,471	908
0.511% due 09/25/2047	549	104
0.591% due 10/19/2034	500	458
0.611% due 03/19/2034	75	68
Structured Asset Securities Corp.
2.856% due 10/25/2035	301	242
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	485	138
WaMu Mortgage Pass-Through Certificates
0.541% due 11/25/2045	1,900	1,470
0.571% due 01/25/2045	166	143
1.028% due 02/25/2047	372	230
1.058% due 01/25/2047	1,303	873
1.098% due 05/25/2047	770	512
1.138% due 12/25/2046	730	528
1.328% due 02/25/2046	2,259	1,749
1.528% due 11/25/2042	331	295
5.000% due 02/25/2037	413	327
5.302% due 12/25/2036	4,732	3,641
Wells Fargo Mortgage-Backed Securities Trust
2.774% due 09/25/2033	731	733
2.844% due 06/25/2035	4,575	4,460
3.287% due 04/25/2036	7,500	5,952
3.425% due 03/25/2036	1,642	1,460
5.046% due 07/25/2036	4,163	3,313
5.402% due 07/25/2036	136	110
5.471% due 04/25/2036	2,421	2,024
5.507% due 05/25/2036	290	241
6.000% due 04/25/2037	3,400	3,043
6.134% due 11/25/2037	4,248	3,449

Total Mortgage-Backed Securities (Cost $107,976)		101,033

ASSET-BACKED SECURITIES 0.4%
Ameriquest Mortgage Securities, Inc.
0.731% due 01/25/2035	625	595
Asset-Backed Securities Corp. Home Equity
1.910% due 03/15/2032	1,416	1,135
Atrium CDO Corp.
0.718% due 06/27/2015	2,115	2,011
Citigroup Mortgage Loan Trust, Inc.
0.321% due 07/25/2045	1,238	1,024

Credit-Based Asset Servicing & Securitization LLC
0.321% due 11/25/2036		274	240
GSAMP Trust
0.331% due 12/25/2036		176	129
HSBC Asset Loan Obligation
0.321% due 12/25/2036		407	373
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034		288	238
0.591% due 01/25/2046		35	19
MASTR Asset-Backed Securities Trust
0.311% due 01/25/2037		542	171
Morgan Stanley ABS Capital I
0.311% due 11/25/2036		10	10
Residential Asset Mortgage Products, Inc.
0.661% due 06/25/2047		600	273
SACO I, Inc.
0.511% due 12/25/2035		1,134	386
Specialty Underwriting & Residential Finance
0.941% due 01/25/2034		17	14
Venture CDO Ltd.
0.519% due 01/20/2022		2,000	1,757
WAMU Asset-Backed Certificates
0.311% due 01/25/2037		177	173

Total Asset-Backed Securities (Cost $10,525)			8,548

SOVEREIGN ISSUES 13.1%
Bahrain Government International Bond
5.500% due 03/31/2020		1,200	1,227
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	786
6.369% due 06/16/2018		$2,100	2,297
Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	7,800	10,540
6.250% due 02/20/2013		8,120	11,610
7.375% due 04/25/2012		$19,383	20,788
Brazil Government International Bond
4.875% due 01/22/2021		4,100	4,203
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	3,600	4,374
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,262	3,705
10.000% due 01/01/2017		4,079	2,253
10.000% due 01/01/2021		5,521	2,932
Canada Government International Bond
2.500% due 06/01/2015	CAD	5,800	5,883
Colombia Government International Bond
7.375% due 03/18/2019		$10,000	12,050
8.250% due 12/22/2014		9,000	10,598
Export-Import Bank of Korea
0.523% due 10/04/2011		3,500	3,503
1.352% due 03/13/2012		6,100	6,098
4.000% due 01/29/2021		3,200	3,002
5.125% due 06/29/2020		500	517
5.875% due 01/14/2015		400	434
Indonesia Government International Bond
5.875% due 03/13/2020		2,200	2,426
6.875% due 03/09/2017		4,100	4,744
6.875% due 01/17/2018		100	116
7.500% due 01/15/2016		5,000	5,867
9.500% due 07/15/2031	IDR	41,000,000	4,632
10.000% due 02/15/2028		21,000,000	2,501
10.500% due 08/15/2030		29,000,000	3,574
11.625% due 03/04/2019		$5,200	7,735
Korea Development Bank
5.300% due 01/17/2013		1,150	1,220
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	808
Mexico Government International Bond
5.625% due 01/15/2017		8,700	9,666
5.750% due 10/12/2110		1,200	1,071
6.625% due 03/03/2015		1,500	1,732
Panama Government International Bond
7.250% due 03/15/2015		6,250	7,250
Peru Government International Bond
8.375% due 05/03/2016		12,000	14,880
Philippines Government International Bond
6.500% due 01/20/2020		9,500	11,020
7.500% due 09/25/2024		200	248
Qatar Government International Bond
4.000% due 01/20/2015		15,600	16,224
5.250% due 01/20/2020		500	530
6.550% due 04/09/2019		1,000	1,150
Republic of Germany
4.250% due 07/04/2018	EUR	17,300	25,596
Russia Government International Bond
7.500% due 03/31/2030		$22,017	25,518
South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,870	4,056
6.875% due 05/27/2019		$2,170	2,552
Turkey Government International Bond
5.625% due 03/30/2021		12,900	13,480
6.750% due 04/03/2018		2,600	2,977
6.875% due 03/17/2036		1,600	1,792
7.000% due 03/11/2019		800	928
7.000% due 06/05/2020		5,000	5,800
7.250% due 03/05/2038		1,600	1,870
9.000% due 06/30/2011		1,600	1,672
Uruguay Government International Bond
8.000% due 11/18/2022		7,000	8,698

Total Sovereign Issues (Cost $293,773)			299,133

	SHARES
COMMON STOCKS 0.1%
CONSUMER SERVICES 0.1%
Tropicana Las Vegas Hotel and Casino (c)		50,000	707

INDUSTRIALS 0.0%
DURA Automotive Systems, Inc. (c)		9,042	0

UTILITIES 0.0%
Hawaiian Telecom (c)		28,655	616

Total Common Stocks (Cost $5,717)			1,323

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.7%
REPURCHASE AGREEMENTS 0.2%
Barclays Capital, Inc.
0.250% due 01/03/2011		$1,000	1,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $1,027. Repurchase proceeds are $1,000.)
Morgan Stanley
0.290% due 01/03/2011		200	200
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $205. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		3,377	3,377
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $3,448. Repurchase proceeds are $3,377.)

			4,577

EGYPT TREASURY BILLS 0.4%
9.520% due 04/19/2011	EGP	51,200	8,597

U.S. TREASURY BILLS 1.6%
0.144% due 01/06/2011 - 06/09/2011 (d)(g)(i)(i)		$37,024	37,016

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 10.5%
		24,025,935	240,644

Total Short-Term Instruments (Cost $290,995)			290,834

Total Investments 101.6% (Cost $2,302,444)			$2,319,447
Written Options (k) (0.2%) (Premiums $2,690)			(3,995)
Other Assets and Liabilities (Net) (1.4%)			(31,467)

Net Assets 100.0%			$2,283,985

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield.

(e)	Principal amount of security is adjusted for inflation.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $51,280 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $2,496 at a weighted average interest rate of 0.230%. On December 31, 2010, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $1,997 has been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2011	347	$858
Euro-Bund 10-Year Bond March Futures	Long	03/2011	166	(140)
U.S. Treasury 10-Year Note March Futures	Long	03/2011	26	(91)
United Kingdom Government 10-Year Bond March Futures	Long	03/2011	122	(114)

				$513

(j)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.800%	$2,000	$(73)	$0	$(73)
Embarq Corp.	GSC	(1.000%	)	06/20/2016	1.199%	2,700	26	(19)	45
Embarq Corp.	JPM	(1.550%	)	06/20/2016	1.228%	3,000	(51)	0	(51)
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	1.647%	1,000	38	79	(41)
Masco Corp.	BNP	(1.000%	)	09/20/2012	1.147%	2,000	5	26	(21)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.766%	1,000	(16)	(25)	9
Rohm and Haas Co.	CSFB	(1.850%	)	09/20/2017	0.654%	3,000	(225)	0	(225)
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	0.690%	1,500	(17)	(24)	7
Teva Pharmaceutical Finance II LLC	BCLY	(1.000%	)	03/20/2016	0.732%	1,000	(14)	(26)	12

							$(327)	$11	$(338)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2011	1.128%		$9,800	$388	$220	$168
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.673%		1,100	3	0	3
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.754%		1,500	5	(4)	9
American International Group, Inc.	DUB	5.000%	09/20/2013	1.194%		1,000	104	(130)	234
American International Group, Inc.	GSC	0.095%	09/20/2011	0.363%		800	(2)	0	(2)
American International Group, Inc.	UBS	5.000%	09/20/2012	0.838%		3,600	265	(432)	697
American International Group, Inc.	UBS	5.000%	09/20/2014	1.582%		1,100	136	(154)	290
Amgen, Inc.	GSC	1.000%	09/20/2014	0.339%		9,200	227	197	30
ARAMARK Corp.	CITI	5.000%	03/20/2014	2.183%		2,400	214	(65)	279
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	0.780%		2,200	12	0	12
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.064%		2,000	(3)	(117)	114
Berkshire Hathaway Finance Corp.	GSC	1.000%	09/20/2015	1.226%		1,000	(10)	(30)	20
BMW U.S. Capital LLC	BCLY	1.000%	09/20/2015	0.783%		2,000	21	4	17
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2012	0.300%	EUR	1,900	27	(209)	236
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.509%		$1,800	19	0	19
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.509%		4,800	51	0	51
Brazil Government International Bond	BCLY	2.370%	05/20/2014	0.930%		3,400	171	0	171
Brazil Government International Bond	BCLY	1.980%	09/20/2014	0.964%		6,700	285	0	285
Brazil Government International Bond	CITI	1.920%	09/20/2014	0.964%		6,700	269	0	269
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.085%		32,000	(116)	(300)	184
Brazil Government International Bond	MLP	2.900%	05/20/2014	0.930%		5,200	356	0	356
Brazil Government International Bond	MLP	2.920%	05/20/2014	0.930%		2,500	173	0	173
Brazil Government International Bond	MSC	1.850%	09/20/2014	0.964%		6,700	251	0	251
Brazil Government International Bond	UBS	2.250%	05/20/2014	0.930%		3,600	167	0	167
California State General Obligation Bonds, Series 2003	CITI	3.050%	12/20/2020	2.976%		6,000	35	0	35
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.601%		3,000	1	0	1
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.206%		3,200	65	0	65
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	2.648%		2,900	244	(218)	462
China Government International Bond	BCLY	1.000%	06/20/2011	0.234%		2,900	12	16	(4)
China Government International Bond	BCLY	1.000%	09/20/2015	0.635%		2,000	34	19	15
China Government International Bond	BNP	1.000%	09/20/2015	0.635%		1,000	17	9	8
China Government International Bond	CITI	1.000%	09/20/2015	0.635%		500	9	5	4
China Government International Bond	HSBC	1.000%	09/20/2015	0.635%		400	7	4	3
China Government International Bond	MSC	1.000%	09/20/2015	0.635%		1,100	19	9	10
China Government International Bond	RBS	1.000%	09/20/2015	0.635%		2,600	44	24	20
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	1.607%		4,200	252	(273)	525
Continental Resources, Inc.	BCLY	5.000%	12/20/2013	2.272%	EUR	1,300	138	61	77
Continental Resources, Inc.	UBS	5.000%	12/20/2013	2.272%		2,400	254	122	132
El Paso Corp.	BOA	5.000%	09/20/2014	1.948%		$400	44	(30)	74
El Paso Corp.	CSFB	5.000%	09/20/2014	1.948%		4,600	507	(346)	853
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.346%		800	2	1	1
France Government Bond	DUB	0.250%	09/20/2015	1.034%		1,000	(35)	(36)	1
France Government Bond	JPM	0.250%	09/20/2015	1.034%		500	(18)	(18)	0

France Telecom S.A.	UBS	0.330%	09/20/2011	0.186%	EUR	5,300	8	0	8
France Telecom S.A.	WAC	0.325%	09/20/2011	0.186%		2,700	4	0	4
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.411%		$14,525	2,088	0	2,088
General Electric Capital Corp.	DUB	0.125%	09/20/2011	0.529%		1,000	(3)	0	(3)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	1.079%		5,000	393	0	393
GenOn Energy, Inc.	BCLY	5.000%	09/20/2014	5.111%		2,600	(4)	(390)	386
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	5.111%		2,800	(5)	(468)	463
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.970%		1,000	139	(102)	241
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	0.736%		6,000	(44)	0	(44)
Indonesia Government International Bond	HSBC	1.000%	12/20/2015	1.267%		12,750	(155)	(277)	122
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.267%		18,750	(228)	(390)	162
Indonesia Government International Bond	RBS	1.525%	12/20/2011	0.423%		7,000	80	0	80
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.667%	EUR	4,200	(4)	0	(4)
MetLife, Inc.	GSC	1.000%	09/20/2015	1.557%		$3,500	(85)	(203)	118
MetLife, Inc.	UBS	1.000%	09/20/2015	1.557%		3,900	(95)	(231)	136
Mexico Government International Bond	BCLY	2.680%	05/20/2014	0.919%		3,400	209	0	209
Mexico Government International Bond	BCLY	2.310%	06/20/2014	0.932%		2,900	138	0	138
Mexico Government International Bond	BOA	2.130%	06/20/2014	0.932%		3,500	145	0	145
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.080%		5,000	(16)	(97)	81
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.525%		100	0	0	0
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.525%		400	0	1	(1)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.525%		100	0	0	0
Mexico Government International Bond	MLP	3.200%	05/20/2014	0.919%		2,800	222	0	222
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.525%		300	1	1	0
Mexico Government International Bond	RBS	1.000%	12/20/2015	1.107%		20,000	(93)	(315)	222
New York State General Obligation Bonds, Series 2005	MSC	1.950%	12/20/2020	2.164%		6,000	(77)	0	(77)
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	3.975%		300	12	(5)	17
NRG Energy, Inc.	UBS	5.000%	06/20/2015	3.975%		800	34	(13)	47
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	0.815%		2,500	5	(10)	15
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%		4,500	(11)	(56)	45
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.815%		600	1	(2)	3
Petrobras International Finance Co.	JPM	1.000%	12/20/2012	1.204%		4,000	(15)	(2)	(13)
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.204%		1,400	(5)	(8)	3
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.525%		1,300	(30)	(45)	15
Petroleos Mexicanos	DUB	0.760%	07/20/2011	0.754%		1,000	4	0	4
Pfizer, Inc.	MSC	1.000%	09/20/2014	0.407%		9,700	215	222	(7)
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.167%		5,000	(36)	(114)	78
Philippines Government International Bond	CITI	1.000%	09/20/2015	1.167%		11,700	(83)	(262)	179
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.426%		3,000	198	0	198
Philippines Government International Bond	MSC	1.000%	09/20/2015	1.167%		9,000	(64)	(175)	111
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.426%		4,300	268	0	268
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	0.516%		5,000	60	0	60
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.045%		4,800	53	0	53
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GSC	0.700%	06/20/2012	1.543%		6,700	(81)	0	(81)
SLM Corp.	BOA	0.820%	06/20/2012	1.179%		9,200	(46)	0	(46)
SLM Corp.	BOA	5.000%	09/20/2014	2.679%		400	33	(43)	76
South Africa Government International Bond	CSFB	1.000%	12/20/2020	1.507%		1,325	(55)	(51)	(4)
South Africa Government International Bond	MSC	1.000%	12/20/2020	1.507%		2,760	(114)	(90)	(24)
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	3.191%		1,500	97	(165)	262
Turkey Government International Bond	CITI	1.000%	03/20/2015	1.252%		6,200	(62)	(175)	113
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.666%		2,000	30	19	11
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.692%		500	7	5	2
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.015%		19,000	100	0	100
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	1.053%		2,700	(36)	0	(36)
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.834%		3,000	23	(19)	42
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.834%		3,600	29	2	27

							$7,793	$(5,129)	$12,922

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015	$14,000	$(133)	$(60)	$(73)
CDX.IG-14 5-Year Index	CSFB	(1.000%	)	06/20/2015	700	(7)	(3)	(4)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015	1,400	(13)	(6)	(7)

						$(153)	$(69)	$(84)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015		$56,500	$7,252	$7,035	$217
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		30,000	3,854	3,826	26
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015		5,000	642	515	129
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015		26,400	3,388	3,208	180
CDX.EM-13 5-Year Index	UBS	5.000%	06/20/2015		11,800	1,514	1,507	7
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015		11,400	1,577	1,577	0
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015		15,900	2,200	2,242	(42)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		10,400	1,440	1,476	(36)
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015		600	83	78	5
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015		43,400	6,006	6,007	(1)
CDX.EM-14 5-Year Index	RBS	5.000%	12/20/2015		16,400	2,269	2,312	(43)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		13,096	57	0	57
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		5,000	59	0	59
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015		14,000	439	(70)	509
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		104,200	3,270	(1,732)	5,002
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015		4,600	144	(23)	167
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015		40,900	1,283	840	443
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015		108,700	799	84	715
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		84,400	621	(252)	873
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,300	56	84	(28)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		6,580	(24)	118	(142)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,162	(9)	(99)	90
MCDX 5-Year Index	GSC	1.000%	12/20/2015		$15,700	(615)	(697)	82
MCDX 5-Year Index	MSC	1.000%	06/20/2015		8,000	(349)	(345)	(4)
MCDX 5-Year Index	MSC	1.000%	12/20/2015		3,000	(118)	(134)	16

						$35,838	$27,557	$8,281

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	1,500	$12	$7	$5
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		175,700	679	708	(29)
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		23,500	86	0	86
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		23,600	124	29	95
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		99,000	747	785	(38)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	DUB		$42,000	(3,758)	(1,449)	(2,309)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		233,000	(20,846)	(8,389)	(12,457)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		78,700	(7,041)	(3,077)	(3,964)
Receive	3-Month USD-LIBOR	4.000%	06/16/2015	GSC		140,000	(12,653)	(7,021)	(5,632)
Pay	3-Month USD-LIBOR	1.700%	12/15/2015	CITI		65,900	(1,364)	(198)	(1,166)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	CSFB		18,100	(157)	(36)	(121)
Receive	3-Month USD-LIBOR	2.000%	12/15/2015	BCLY		271,000	1,697	(4,642)	6,339
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	CITI		7,600	(11)	(36)	25
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	JPM		7,700	(11)	(35)	24
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		420,000	(17,568)	(25,194)	7,626
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	GSC		60,000	(2,510)	(3,371)	861
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	HSBC		75,000	(3,137)	(4,810)	1,673
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	RBS		80,000	(3,346)	(3,480)	134
Receive	3-Month USD-LIBOR	2.000%	06/15/2016	BCLY		100,000	2,556	2,540	16
Receive	3-Month USD-LIBOR	2.000%	06/15/2016	BOA		80,000	2,045	2,656	(611)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	BOA		4,800	(18)	(18)	0
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	CITI		1,500	(6)	(10)	4
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	GSC		5,900	(22)	(25)	3
Receive	3-Month USD-LIBOR	3.250%	11/02/2020	BNP		6,700	21	(36)	57
Receive	3-Month USD-LIBOR	3.250%	11/02/2020	CITI		1,100	4	(5)	9
Pay	3-Month USD-LIBOR	2.750%	12/15/2020	DUB		3,300	(172)	(26)	(146)
Pay	6-Month EUR-EURIBOR	4.000%	03/17/2020	BNP	EUR	11,000	1,298	250	1,048
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	218	(35)	253
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	87	0	87
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		14,800	47	14	33
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HSBC		76,000	(157)	73	(230)

							$(63,156)	$(54,831)	$(8,325)

(k)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$129.000	01/21/2011	105	$43	$1
Put - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/21/2011	105	54	390

				$97	$391

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$2,600	$18	$35
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,700	18	37
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,700	24	50
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	116,700	930	1,583
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,800	91	133
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	9,500	93	143

							$1,174	$1,981

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011		$2,400	$8	$7
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011		2,400	11	9
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		4,900	8	3
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	03/16/2011		6,100	12	12
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		12,000	26	50
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.300%	03/16/2011		6,100	21	6
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		12,000	66	7
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		7,900	37	2
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	05/18/2011		7,100	17	20
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	05/18/2011		7,100	38	13
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	4,600	17	3
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		12,000	37	29
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		12,000	96	21
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		7,900	57	7
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		9,400	33	7

							$484	$196

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$12,800	$68	$104
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	12,800	65	104
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	43,200	483	727
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	29,300	319	492

					$935	$1,427

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(l)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	19,722	01/2011	CSFB	$1,362	$0	$1,362
Sell	BRL	12,061	02/2011	CITI	0	(249)	(249)
Sell		14,593	02/2011	RBS	0	(332)	(332)
Buy		26,655	02/2011	UBS	271	0	271
Buy		4,202	03/2011	CITI	35	0	35
Sell		26,655	04/2011	UBS	0	(272)	(272)
Buy	CAD	13,737	02/2011	DUB	164	0	164
Sell	CHF	1,179	02/2011	RBC	0	(74)	(74)
Buy	CNY	19,457	01/2011	BOA	23	0	23
Buy		24,915	01/2011	CITI	75	0	75
Buy		57,032	01/2011	DUB	164	0	164
Sell		36,000	01/2011	DUB	0	(55)	(55)
Sell		100,130	01/2011	JPM	0	(187)	(187)
Buy		34,726	01/2011	MSC	40	0	40
Buy		117,315	06/2011	HSBC	0	(16)	(16)
Buy		142,007	09/2011	BCLY	297	0	297
Buy		36,000	02/2012	DUB	47	0	47
Buy		100,130	02/2012	JPM	210	0	210
Sell	EUR	141,990	01/2011	CITI	4,247	0	4,247
Sell		4,953	01/2011	CSFB	289	0	289
Sell		579	01/2011	RBC	30	0	30
Sell		541	01/2011	RBS	7	(4)	3
Sell	GBP	5,618	03/2011	BCLY	7	0	7
Sell		5,618	03/2011	DUB	9	0	9
Sell		3,745	03/2011	RBS	19	0	19
Sell	IDR	99,000,000	03/2011	CITI	42	0	42
Buy	INR	167,600	03/2011	CITI	11	0	11
Buy		287,847	03/2011	HSBC	80	0	80
Buy		282,135	03/2011	RBS	0	(5)	(5)
Buy	JPY	3,490,000	01/2011	CITI	1,250	0	1,250
Sell		3,490,000	01/2011	CITI	0	(48)	(48)
Sell		480,667	01/2011	GSC	0	(210)	(210)
Sell		286,111	01/2011	RBC	0	(126)	(126)
Sell		572,222	01/2011	RBS	0	(241)	(241)
Buy	KRW	4,375,480	05/2011	BCLY	0	(21)	(21)
Buy		5,670,450	05/2011	CITI	4	(16)	(12)
Buy		245,720	05/2011	GSC	1	0	1
Buy		576,000	05/2011	HSBC	0	(4)	(4)
Buy		1,327,600	05/2011	JPM	3	0	3
Buy		25,482,183	05/2011	RBS	94	0	94
Buy	MXN	31,512	02/2011	BCLY	103	0	103
Buy		109,456	02/2011	CITI	329	0	329
Buy		216,448	02/2011	MSC	364	0	364
Buy		25,890	02/2011	RBS	89	0	89
Buy	MYR	21,999	02/2011	JPM	87	0	87
Buy	NOK	67,706	02/2011	RBC	109	0	109
Buy		46,974	02/2011	UBS	37	0	37
Buy	PHP	1,184,040	02/2011	CITI	232	0	232
Sell		1,207,166	02/2011	CITI	0	(64)	(64)
Buy		11,300	06/2011	CITI	3	0	3
Buy		5,534	06/2011	DUB	1	0	1
Buy		22,198	06/2011	HSBC	5	0	5
Buy		5,685	06/2011	JPM	1	0	1
Buy	SGD	3,190	03/2011	BOA	114	0	114
Buy		785	03/2011	DUB	24	0	24
Buy		660	03/2011	JPM	25	0	25
Buy		50,575	03/2011	RBS	824	0	824
Buy	TRY	3,508	01/2011	CITI	0	(141)	(141)

					$11,128	$(2,065)	$9,063

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$71,691	$1,994	$73,685
Corporate Bonds & Notes
Banking & Finance	0	591,956	11,762	603,718
Industrials	0	605,603	18,599	624,202
Utilities	0	208,842	0	208,842
Convertible Bonds & Notes
Banking & Finance	0	8,942	0	8,942
Industrials	0	27,786	0	27,786
Municipal Bonds & Notes
California	0	1,958	0	1,958
New York	0	11,388	0	11,388
West Virginia	0	4,297	0	4,297
U.S. Government Agencies	0	16,326	0	16,326
U.S. Treasury Obligations	0	37,432	0	37,432
Mortgage-Backed Securities	0	101,033	0	101,033
Asset-Backed Securities	0	4,781	3,767	8,548
Sovereign Issues	0	299,133	0	299,133
Common Stocks
Consumer Services	0	0	707	707
Industrials	0	0	0	0
Utilities	616	0	0	616
Short-Term Instruments
Repurchase Agreements	0	4,577	0	4,577
Egypt Treasury Bills	0	8,597	0	8,597
U.S. Treasury Bills	0	37,016	0	37,016
PIMCO Short-Term Floating NAV Portfolio	240,644	0	0	240,644
	$241,260	$2,041,358	$36,829	$2,319,447

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	21,918	0	21,918
Foreign Exchange Contracts	0	11,129	0	11,129
Interest Rate Contracts	858	18,377	0	19,235
	$858	$51,424	$0	$52,282

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,334)	0	(1,334)
Foreign Exchange Contracts	0	(2,065)	0	(2,065)
Interest Rate Contracts	(345)	(29,075)	(1,426)	(30,846)
	$(345)	$(32,474)	$(1,426)	$(34,245)

Totals	$241,773	$2,060,308	$35,403	$2,337,484

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Bank Loan Obligations	$0	$2,000	$0	$0	$0	$(6)	$0	$0	$1,994	$(6)
Corporate Bonds & Notes
Banking & Finance	7,390	1,687	0	(1)	0	1,160	1,526	0	11,762	1,160
Industrials	0	16,800	(83)	(67)	(8)	96	1,861	0	18,599	96
Mortgage-Backed Securities	1,000	0	(179)	0	0	35	0	(856)	0	0
Asset-Backed Securities	2,154	4,095	(2,573)	10	(16)	97	0	0	3,767	(11)
Common Stocks
Consumer Services	794	0	0	0	0	(87)	0	0	707	(86)
Industrials	0	0	0	0	0	0	0	0	0	0
	$11,338	$24,582	$(2,835)	$(58)	$(24)	$1,295	$3,387	$(856)	$36,829	$1,153

Financial Derivative Instruments(7) - Liabilities
Credit Contracts	(78)	0	0	0	125	(47)	0	0	0	0
Interest Rate Contracts	0	0	(934)	0	0	(492)	0	0	(1,426)	(492)

	$(78)	$0	$(934)	$0	$125	$(539)	$0	$0	$(1,426)	$(492)

Totals	$11,260	$24,582	$(3,769)	$(58)	$101	$756	$3,387	$(856)	$35,403	$661

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.4%
BANK LOAN OBLIGATIONS 0.2%
Seven Media Group
7.000% due 02/07/2013	AUD	4,907	$4,807
7.355% due 02/07/2013		1,151	1,128

			5,935

CORPORATE BONDS & NOTES 3.2%
Bank of Queensland Ltd.
5.500% due 10/22/2012		2,000	2,039
Citigroup Pty Ltd.
5.500% due 08/20/2012		7,000	7,152
Commonwealth Bank of Australia
0.582% due 09/17/2014		$12,200	12,173
0.709% due 07/12/2013		14,800	14,838
ING Bank Australia Ltd.
5.500% due 10/08/2012	AUD	5,000	5,101
5.617% due 06/24/2014		10,000	10,287
5.750% due 08/28/2013		5,000	5,131
5.750% due 06/24/2014		4,200	4,309
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,375
Members Equity Bank Pty Ltd.
5.500% due 08/20/2012	AUD	5,500	5,616
National Australia Bank Ltd.
3.375% due 07/08/2014		$2,900	3,066
Suncorp Group Ltd.
5.460% due 09/11/2013	AUD	17,400	17,821
Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021		$1,100	1,061
Westpac Banking Corp.
0.582% due 09/10/2014		8,500	8,518
2.900% due 09/10/2014		600	620

			99,107

MORTGAGE-BACKED SECURITIES 1.0%
Crusade Global Trust
5.218% due 08/14/2037	AUD	10,896	10,773
Medallion Trust
0.418% due 05/25/2035		$2,512	2,460
Puma Finance Ltd.
0.354% due 02/21/2038		3,497	3,357
4.970% due 08/22/2037	AUD	5,408	5,287
5.350% due 07/12/2036		1,415	1,411
Torrens Trust
5.230% due 10/19/2038		6,528	6,525

			29,813

Total Australia (Cost $121,560)			134,855

BRAZIL 0.3%
CORPORATE BONDS & NOTES 0.3%
Petrobras International Finance Co.
6.875% due 01/20/2040		$700	739
Vale Overseas Ltd.
6.875% due 11/21/2036		5,000	5,512
6.875% due 11/10/2039		1,100	1,221

Total Brazil (Cost $7,832)			7,472

CANADA 1.3%
ASSET-BACKED SECURITIES 0.3%
Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	10,100	10,321

CORPORATE BONDS & NOTES 1.0%
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	4,100
Honda Canada Finance, Inc.
1.479% due 03/26/2012		17,000	17,024
Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,815
Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,700	2,731

			29,670

Total Canada (Cost $36,460)			39,991

CAYMAN ISLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
Green Valley Ltd.
4.572% due 01/10/2011	EUR	3,100	4,136
IPIC GMTN Ltd.
5.000% due 11/15/2020		$3,000	2,951
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,200	11,704
Transocean, Inc.
4.950% due 11/15/2015		13,400	13,863
Vita Capital III Ltd.
1.390% due 01/01/2011		4,000	4,000

Total Cayman Islands (Cost $36,089)			36,654

DENMARK 0.9%
CORPORATE BONDS & NOTES 0.9%
Nykredit Realkredit A/S
4.000% due 01/01/2011	DKK	75,000	13,446
Realkredit Danmark A/S
2.000% due 01/01/2011		75,100	13,463
2.340% due 01/01/2038		4,986	856

Total Denmark (Cost $30,627)			27,765

FRANCE 9.6%
CORPORATE BONDS & NOTES 4.5%
BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012	EUR	5,000	6,748
3.750% due 12/13/2011		5,800	7,923
4.750% due 05/28/2013		3,100	4,406
Cie de Financement Foncier
1.625% due 07/23/2012		$37,200	37,389
2.500% due 09/16/2015		13,300	12,978
4.000% due 07/21/2011	EUR	7,700	10,444
4.500% due 01/09/2013		3,000	4,218
Dexia Credit Local
2.000% due 03/05/2013		$250	252
Dexia Credit Local S.A.
0.539% due 01/12/2012		23,300	23,212
0.768% due 04/29/2014		6,000	5,983
2.750% due 01/10/2014		1,000	1,016
Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	1,700	2,304
Valeo S.A.
3.750% due 06/24/2013		4,000	5,423
Vivendi S.A.
5.750% due 04/04/2013		$6,740	7,274
6.625% due 04/04/2018		7,000	7,806

			137,376

SOVEREIGN ISSUES 5.1%
France Government Bond
3.500% due 04/25/2015	EUR	6,700	9,474
3.750% due 10/25/2019		4,900	6,803
4.000% due 04/25/2018		76,500	109,393
4.250% due 10/25/2018		8,500	12,317
4.250% due 04/25/2019		2,800	4,042
4.250% due 10/25/2023		4,600	6,577
4.750% due 10/25/2012		4,000	5,704

			154,310

Total France (Cost $300,680)			291,686

GERMANY 9.3%
BANK LOAN OBLIGATIONS 0.3%
Kabel Deutschland Holding AG
4.053% due 09/13/2015	EUR	1,000	1,335
4.500% due 12/20/2016		6,700	9,009

			10,344

CORPORATE BONDS & NOTES 2.0%
IKB Deutsche Industriebank AG
2.875% due 01/27/2012		20,900	28,480
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		18,400	24,508
5.500% due 06/05/2014	AUD	5,700	5,766
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,500	2,132

			60,886

SOVEREIGN ISSUES 7.0%
Republic of Germany
3.750% due 01/04/2019		1,400	2,004
4.000% due 01/04/2018		14,280	20,875
4.250% due 07/04/2018		56,800	84,039
4.750% due 07/04/2034		27,400	43,822
5.500% due 01/04/2031		10,400	17,743
6.250% due 01/04/2030		23,640	43,527
State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,815
4.000% due 02/14/2014		100	142

			213,967

Total Germany (Cost $276,128)			285,197

IRELAND 0.6%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	3,100	3,726
SC Germany Auto
0.892% due 08/11/2015		400	533

			4,259

CORPORATE BONDS & NOTES 0.3%
German Postal Pensions Securitisation PLC
2.750% due 01/18/2011		6,100	8,154
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/29/2049		200	310

			8,464

MORTGAGE-BACKED SECURITIES 0.2%
Immeo Residential Finance PLC
1.186% due 12/15/2016		3,634	4,405

Total Ireland (Cost $18,064)			17,128

ITALY 0.1%
ASSET-BACKED SECURITIES 0.1%
Locat Securitisation Vehicle SRL
1.209% due 12/12/2024	EUR	1,289	1,681

Total Italy (Cost $1,890)			1,681

JAPAN 0.6%
SOVEREIGN ISSUES 0.6%
Japan Government International Bond
2.500% due 09/20/2036	JPY	1,240,000	16,915

Total Japan (Cost $13,288)			16,915

JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
BAA Funding Ltd.
3.975% due 02/15/2014	EUR	9,944	13,514

Total Jersey, Channel Islands (Cost $13,481)			13,514

LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Merrill Lynch S.A.
1.300% due 11/15/2011	EUR	4,200	5,527
Sunrise Communications International S.A.
7.000% due 12/31/2017		1,500	2,100
Telenet Finance Luxembourg SCA
6.375% due 11/15/2020		1,500	2,025
Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,138

Total Luxembourg (Cost $10,803)			10,790

NETHERLANDS 7.0%
ASSET-BACKED SECURITIES 0.6%
Eurocredit CDO BV
1.478% due 02/22/2020	EUR	6,234	7,616
Globaldrive BV
1.813% due 02/20/2016		2,025	2,709
3.000% due 07/20/2015		5,264	7,054

			17,379

CORPORATE BONDS & NOTES 3.2%
ABN AMRO Bank NV
3.250% due 01/18/2013		8,100	11,112
3.750% due 01/12/2012		900	1,231
Achmea Hypotheekbank NV
0.636% due 11/03/2014		$6,600	6,575
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		1,300	1,685
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	20,774
GMAC International Finance BV
7.500% due 04/21/2015		2,100	2,918
ING Bank NV
2.250% due 08/31/2015		2,500	3,262
2.500% due 01/14/2016		$14,000	13,672
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	4,500	6,240
NIBC Bank NV
0.680% due 12/02/2014		$22,600	22,616
2.800% due 12/02/2014		400	413
3.500% due 04/07/2014	EUR	3,000	4,196
Ziggo Finance BV
6.125% due 11/15/2017		1,900	2,526

			97,220

MORTGAGE-BACKED SECURITIES 0.1%
Arena BV
1.145% due 12/17/2064		2,646	3,443

SOVEREIGN ISSUES 3.1%
Netherlands Government International Bond
4.000% due 07/15/2018	EUR	19,300	27,840
4.000% due 07/15/2019		11,100	15,974
4.500% due 07/15/2017		33,400	49,710

			93,524

Total Netherlands (Cost $216,062)			211,566

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.4%
DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	2,800	3,619
4.500% due 05/16/2011		6,500	8,783

Total Norway (Cost $13,610)			12,402

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$961	1,019

Total Qatar (Cost $807)			1,019

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$7,100	8,502
10.500% due 03/25/2014		1,000	1,196

Total Russia (Cost $9,558)			9,698

SOUTH KOREA 0.3%
SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,520
Korea Housing Finance Corp.
4.125% due 12/15/2015		$600	605

Total South Korea (Cost $8,803)			8,125

SWEDEN 1.1%
CORPORATE BONDS & NOTES 1.1%
Stadshypotek AB
0.853% due 09/30/2013		$14,500	14,492
1.450% due 09/30/2013		14,100	14,092
Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	2,500	3,381

Total Sweden (Cost $31,725)			31,965

SWITZERLAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Tyco International Ltd.
7.000% due 12/15/2019		$8,500	10,127

Total Switzerland (Cost $8,779)			10,127

UNITED KINGDOM 24.4%
ASSET-BACKED SECURITIES 0.1%
Bumper 2 S.A.
2.524% due 06/20/2022	EUR	2,467	3,304

CORPORATE BONDS & NOTES 6.0%
Bank of Scotland PLC
4.375% due 07/13/2016		2,500	3,428
4.500% due 10/23/2013		600	835
4.750% due 01/13/2011	AUD	22,900	23,419
5.250% due 07/24/2012		6,000	6,096
Barclays Bank PLC
2.700% due 03/05/2012		$300	306
6.050% due 12/04/2017		11,000	11,300
7.434% due 09/29/2049		1,500	1,481
10.179% due 06/12/2021		4,940	6,162
BP Capital Markets PLC
0.442% due 04/11/2011		1,000	1,000
3.100% due 10/07/2014	EUR	900	1,218
3.125% due 03/10/2012		$200	205
3.125% due 10/01/2015		8,200	8,203
3.830% due 10/06/2017	EUR	2,100	2,810
British Sky Broadcasting Group PLC
6.100% due 02/15/2018		$1,500	1,676
HBOS PLC
6.750% due 05/21/2018		4,300	4,032
LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	465
7.875% due 11/01/2020		$1,100	1,006
8.000% due 12/29/2049		500	440
8.500% due 12/29/2049		17,858	15,795
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	200	218
Lloyds TSB Bank PLC
1.303% due 04/02/2012		$8,500	8,587
12.000% due 12/29/2049		6,000	6,557
Nationwide Building Society
2.875% due 09/14/2015	EUR	3,700	4,851
Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,697
5.700% due 06/01/2014		6,800	7,377
Rexam PLC
6.750% due 06/01/2013		1,000	1,091
Royal Bank of Scotland Group PLC
0.554% due 03/30/2012		44,300	44,290
2.750% due 06/18/2013	EUR	2,700	3,623
3.750% due 11/14/2011		8,100	11,067
6.666% due 04/29/2049	CAD	4,700	3,545
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,143
XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	517

			185,440

MORTGAGE-BACKED SECURITIES 1.3%
Eurosail PLC
1.189% due 03/13/2045	EUR	600	664
Holmes Master Issuer PLC
2.353% due 10/15/2054		13,700	18,295
Newgate Funding PLC
1.626% due 12/15/2050		4,500	5,057
1.999% due 12/15/2050	GBP	3,100	2,487
2.276% due 12/15/2050	EUR	2,400	1,639
2.526% due 12/15/2050		4,000	1,990
Opera Finance PLC
1.175% due 01/15/2015		4,350	4,151
RMAC Securities PLC
0.452% due 06/12/2044		$500	404
0.918% due 06/12/2044	GBP	800	1,022
Windermere CMBS PLC
0.987% due 04/24/2017		3,271	4,335

			40,044

SOVEREIGN ISSUES 17.0%
United Kingdom Gilt
2.250% due 03/07/2014		600	955
2.750% due 01/22/2015		129,100	206,956
3.750% due 09/07/2019		4,550	7,319
4.000% due 09/07/2016		51,000	85,764
4.250% due 06/07/2032		4,400	6,956
4.250% due 03/07/2036		17,800	27,985
4.500% due 03/07/2019		33,300	56,731
4.500% due 09/07/2034		4,900	7,976

4.750% due 09/07/2015		60,700	105,360
4.750% due 03/07/2020		1,700	2,932
4.750% due 12/07/2038		3,660	6,245

			515,179

Total United Kingdom (Cost $739,793)			743,967

UNITED STATES 28.7%
ASSET-BACKED SECURITIES 0.6%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$662	660
Accredited Mortgage Loan Trust
0.311% due 02/25/2037		6	6
ACE Securities Corp.
0.311% due 12/25/2036		142	136
Amortizing Residential Collateral Trust
0.841% due 07/25/2032		8	7
0.961% due 10/25/2031		3	3
Asset-Backed Funding Certificates
0.611% due 06/25/2034		4,406	3,609
Carrington Mortgage Loan Trust
0.581% due 10/25/2035		115	109
CIT Group Home Equity Loan Trust
0.551% due 03/25/2033		4	4
Citigroup Mortgage Loan Trust, Inc.
0.321% due 07/25/2045		3,549	2,935
0.331% due 05/25/2037		739	604
0.361% due 10/25/2036		31	31
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		380	397
6.681% due 12/01/2033		285	300
Countrywide Asset-Backed Certificates
0.311% due 06/25/2047		40	39
0.361% due 09/25/2047		2,069	2,009
0.441% due 09/25/2036		329	279
0.601% due 12/25/2036		199	90
0.741% due 12/25/2031		2	1
Credit Suisse First Boston Mortgage Securities Corp.
0.881% due 01/25/2032		2	2
Home Equity Asset Trust
0.861% due 11/25/2032		1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037		496	90
Indymac Residential Asset-Backed Trust
0.711% due 08/25/2035		800	629
Lehman XS Trust
0.411% due 04/25/2037		3,364	2,394
0.491% due 06/25/2046 (a)		366	37
0.501% due 11/25/2046		574	134
0.581% due 11/25/2046		1,000	219
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034		360	298
MASTR Asset-Backed Securities Trust
0.321% due 11/25/2036		1	1
Merrill Lynch Mortgage Investors, Inc.
0.331% due 07/25/2037		256	254
0.341% due 09/25/2037		251	73
0.381% due 02/25/2037		92	64
Morgan Stanley Mortgage Loan Trust
0.331% due 01/25/2047		34	31
0.621% due 04/25/2037		882	439
Nationstar Home Equity Loan Trust
0.321% due 06/25/2037		119	117
Popular ABS Mortgage Pass-Through Trust
0.351% due 06/25/2047		1,680	1,530
Renaissance Home Equity Loan Trust
0.761% due 12/25/2033		785	672
Residential Asset Mortgage Products, Inc.
0.331% due 02/25/2037		22	22
Residential Asset Securities Corp.
0.331% due 02/25/2037		45	44
0.761% due 07/25/2032 (a)		40	22
SACO I, Inc.
0.321% due 05/25/2036		205	187
Securitized Asset-Backed Receivables LLC Trust
0.301% due 01/25/2037		196	186
Soundview Home Equity Loan Trust
0.321% due 11/25/2036		47	17
Structured Asset Securities Corp.
0.551% due 01/25/2033		10	9
0.661% due 05/25/2034		9	8
Washington Mutual Asset-Backed Certificates
0.321% due 10/25/2036		206	140
Wells Fargo Home Equity Trust
0.491% due 10/25/2035		265	264

			19,103

BANK LOAN OBLIGATIONS 0.5%
Charter Communications, Inc.
3.560% due 09/06/2016		2,000	1,978
CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,064
Ford Motor Co.
3.020% due 12/15/2013		1,001	998
3.040% due 12/15/2013		3,302	3,293
Graham Packaging Co. LP
6.000% due 09/23/2016		1,400	1,418
HCA, Inc.
1.553% due 11/17/2012		1,000	987
Intelsat Ltd.
5.250% due 04/03/2018		1,800	1,820
Novelis, Inc.
5.000% due 12/14/2016		1,000	1,015
Remy International, Inc.
6.250% due 12/17/2016		1,000	1,010

			15,583

CORPORATE BONDS & NOTES 11.2%
Ally Financial, Inc.
5.375% due 06/06/2011	EUR	700	949
6.625% due 05/15/2012		$16,552	17,255
6.875% due 09/15/2011		1,600	1,642
7.000% due 02/01/2012		3,000	3,097
7.250% due 03/02/2011		3,900	3,939
8.300% due 02/12/2015		3,000	3,308
American International Group, Inc.
4.875% due 03/15/2067	EUR	5,300	5,595
5.750% due 03/15/2067	GBP	500	620
8.000% due 05/22/2068	EUR	12,000	15,555
8.625% due 05/22/2068	GBP	700	1,080
AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,721
6.500% due 01/15/2014		200	222
7.125% due 08/01/2018		700	816
Aviation Capital Group
7.125% due 10/15/2020		300	306
Avnet, Inc.
6.625% due 09/15/2016		600	664
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	20,900	28,604
4.250% due 04/05/2017		200	272
Bank of America Corp.
0.549% due 10/14/2016		$1,600	1,421
4.750% due 05/23/2017	EUR	6,800	8,222
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,894
Cameron International Corp.
6.375% due 07/15/2018		3,000	3,332
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,123
6.000% due 06/15/2017		1,000	1,108
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	2,876
Citigroup, Inc.
1.167% due 03/05/2014	EUR	1,300	1,627
1.250% due 02/09/2016		5,035	6,235
5.500% due 10/15/2014		$700	755
6.400% due 03/27/2013	EUR	1,900	2,715
CNA Financial Corp.
6.000% due 08/15/2011		$2,000	2,053
CommonWealth REIT
5.750% due 11/01/2015		8,250	8,599
Computer Sciences Corp.
6.500% due 03/15/2018		5,000	5,451
Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,721
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,158
CSX Corp.
6.750% due 03/15/2011		300	303
Erac USA Finance LLC
6.375% due 10/15/2017		1,300	1,445
General Electric Capital Corp.
0.304% due 09/20/2013		1,600	1,545
Goldman Sachs Group, Inc.
1.347% due 02/04/2013	EUR	2,000	2,600
1.495% due 02/02/2015		2,500	3,136
HCP, Inc.
5.650% due 12/15/2013		$3,000	3,225
5.950% due 09/15/2011		700	723
6.700% due 01/30/2018		2,900	3,116
International Lease Finance Corp.
5.300% due 05/01/2012		8,000	8,130
5.350% due 03/01/2012		300	304
5.400% due 02/15/2012		2,400	2,436
5.875% due 05/01/2013		8,700	8,841
6.375% due 03/25/2013		4,450	4,584
6.500% due 09/01/2014		7,000	7,455
6.625% due 11/15/2013		8,000	8,210
6.750% due 09/01/2016		5,700	6,113
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	500
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	2,600
6.875% due 05/02/2018 (a)		14,600	3,686
Lennar Corp.
5.950% due 10/17/2011		700	718
Lexmark International, Inc.
6.650% due 06/01/2018		1,400	1,506
Loews Corp.
5.250% due 03/15/2016		800	868
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		2,000	2,075
5.900% due 12/01/2016		1,000	1,072
Marsh & McLennan Cos., Inc.
6.250% due 03/15/2012		300	313

Masco Corp.
5.875% due 07/15/2012		700	734
6.125% due 10/03/2016		11,000	11,255
Maytag Corp.
5.000% due 05/15/2015		2,200	2,278
Merrill Lynch & Co., Inc.
1.243% due 10/31/2011	EUR	3,300	4,330
1.303% due 01/31/2014		2,700	3,399
1.328% due 05/30/2014		1,800	2,259
1.335% due 08/25/2014		600	743
1.466% due 07/22/2014		3,700	4,648
1.764% due 09/27/2012		6,800	8,814
6.400% due 08/28/2017		$3,700	3,917
6.750% due 05/21/2013	EUR	500	708
Morgan Stanley
0.739% due 10/18/2016		$2,200	2,035
1.357% due 03/01/2013	EUR	1,000	1,279
1.377% due 04/13/2016		200	240
5.370% due 03/01/2013	AUD	5,200	5,142
Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,103
PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,607
Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,562
Qwest Corp.
3.552% due 06/15/2013		1,500	1,575
RBS Capital Trust I
4.709% due 12/29/2049		450	298
Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		655	678
Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,457
Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,453
Ryder System, Inc.
5.850% due 03/01/2014		500	535
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,432
Simon Property Group LP
5.600% due 09/01/2011		200	203
6.125% due 05/30/2018		2,500	2,814
Southwest Airlines Co.
5.125% due 03/01/2017		3,700	3,719
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,113
Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,081
8.750% due 03/15/2032		1,100	1,116
State Street Capital Trust IV
1.302% due 06/01/2077		3,900	2,946
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,086
WM Covered Bond Program
3.875% due 09/27/2011	EUR	18,700	25,398
4.000% due 11/26/2016		3,500	4,763
4.375% due 05/19/2014		6,900	9,635

			339,794

MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust
2.996% due 09/25/2035		456	348
American Home Mortgage Assets
0.451% due 09/25/2046		2,343	1,297
0.491% due 09/25/2046		614	86
1.248% due 11/25/2046		6,069	3,015
American Home Mortgage Investment Trust
2.264% due 10/25/2034		679	603
Banc of America Funding Corp.
2.799% due 02/20/2036		3,380	3,171
5.893% due 01/20/2047		701	509
5.941% due 10/20/2046		3,708	2,538
Banc of America Large Loan, Inc.
2.010% due 11/15/2015		8,575	7,657
BCAP LLC Trust
0.431% due 01/25/2037		8,901	5,095
Bear Stearns Adjustable Rate Mortgage Trust
2.430% due 08/25/2035		2,788	2,643
2.560% due 10/25/2035		3,432	3,088
2.730% due 03/25/2035		6,612	6,312
2.921% due 10/25/2033		483	489
2.934% due 03/25/2035		1,673	1,604
3.048% due 05/25/2034		1,143	1,066
3.200% due 02/25/2034		74	66
4.530% due 05/25/2034		323	320
5.668% due 02/25/2033		48	48
5.691% due 02/25/2036		1,015	725
Bear Stearns Alt-A Trust
2.955% due 09/25/2035		3,619	2,774
2.956% due 11/25/2035		163	97
4.179% due 02/25/2036		5,879	3,011
5.091% due 11/25/2036		1,461	1,020
5.208% due 11/25/2036		5,120	3,201
5.305% due 11/25/2036		2,538	1,590
6.046% due 08/25/2036		3,701	2,448
Bear Stearns Commercial Mortgage Securities
0.370% due 03/15/2019		133	131
Bella Vista Mortgage Trust
0.511% due 05/20/2045		64	39
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		8,019	7,919
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		2,102	1,983
2.560% due 08/25/2035		2,247	2,026
2.630% due 10/25/2035		3,656	3,228
2.930% due 08/25/2035		313	297
5.549% due 07/25/2046		4,293	3,025
Commercial Mortgage Pass-Through Certificates
0.486% due 02/05/2019		300	290
3.156% due 07/10/2046		7,487	7,512
Community Program Loan Trust
4.500% due 10/01/2018		185	186
Countrywide Alternative Loan Trust
0.456% due 12/20/2046		3,140	1,653
0.461% due 05/25/2036		125	71
0.461% due 06/25/2037		3,094	1,815
0.471% due 05/25/2035		2,732	1,824
0.471% due 03/20/2046		150	87
0.471% due 07/25/2046		2,591	1,552
0.511% due 09/25/2046		1,700	335
0.521% due 07/25/2046		1,300	249
0.541% due 09/20/2046		1,700	372
0.611% due 05/25/2037		1,739	948
0.611% due 06/25/2037		877	171
0.681% due 12/25/2035		642	263
1.828% due 11/25/2035		1,213	758
2.368% due 11/25/2035		964	602
5.250% due 06/25/2035		700	600
6.000% due 10/25/2032		10	10
6.000% due 01/25/2037		3,476	2,530
6.000% due 04/25/2037		3,211	2,262
6.250% due 08/25/2037		1,223	883
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 04/25/2035		203	139
0.581% due 03/25/2035		2,021	1,274
0.591% due 02/25/2035		172	132
0.601% due 02/25/2035		206	158
0.601% due 03/25/2036		884	293
2.984% due 08/25/2034		217	159
3.017% due 02/20/2036		1,551	1,245
4.186% due 11/19/2033		60	59
5.238% due 01/20/2035		567	551
5.487% due 04/20/2036		1,052	845
5.837% due 09/25/2047		2,707	2,016
Credit Suisse First Boston Mortgage Securities Corp.
1.411% due 03/25/2034		388	329
2.528% due 07/25/2033		72	68
2.705% due 08/25/2033		580	575
Credit Suisse Mortgage Capital Certificates
5.949% due 12/18/2049		6,400	6,878
6.500% due 07/26/2036		1,406	851
Deutsche ALT-A Securities, Inc.
0.361% due 10/25/2036		230	82
5.500% due 12/25/2035		1,595	1,202
6.300% due 07/25/2036		1,469	904
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033		429	423
2.924% due 08/25/2035		410	335
GMAC Mortgage Corp. Loan Trust
3.155% due 06/25/2034		96	83
Greenpoint Mortgage Funding Trust
0.441% due 01/25/2037		1,982	1,256
0.461% due 12/25/2046		1,500	349
0.471% due 04/25/2036		1,092	666
0.481% due 06/25/2045		616	415
0.531% due 11/25/2045		123	83
Greenpoint Mortgage Pass-Through Certificates
3.117% due 10/25/2033		265	228
GS Mortgage Securities Corp. II
0.356% due 03/06/2020		272	266
GSR Mortgage Loan Trust
2.050% due 03/25/2033		434	431
2.825% due 09/25/2035		611	586
Harborview Mortgage Loan Trust
0.451% due 07/21/2036		2,217	1,538
0.451% due 09/19/2037		1,235	754
0.451% due 01/19/2038		6,816	4,579
0.481% due 05/19/2035		1,305	858
0.501% due 03/19/2036		347	215
0.631% due 02/19/2034		9	8
2.960% due 07/19/2035		204	163
3.072% due 05/19/2033		743	743
Indymac IMSC Mortgage Loan Trust
0.441% due 07/25/2047		5,492	2,799
Indymac Index Mortgage Loan Trust
0.471% due 05/25/2046		1,835	1,113
0.501% due 06/25/2037		381	240
0.551% due 11/25/2036		1,279	383
2.690% due 12/25/2034		302	223
5.000% due 08/25/2035		708	541
5.047% due 09/25/2035		717	205
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		1,462	1,351
JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043		595	588

JPMorgan Mortgage Trust
2.190% due 11/25/2033	488	488
3.232% due 10/25/2035	881	754
4.199% due 02/25/2036	1,900	1,478
5.352% due 08/25/2035	1,400	1,312
5.540% due 07/27/2037	2,103	1,804
Luminent Mortgage Trust
0.431% due 12/25/2036	8,198	5,376
MASTR Adjustable Rate Mortgages Trust
0.471% due 04/25/2046	575	342
0.601% due 05/25/2047	1,500	218
2.899% due 11/21/2034	2,520	2,364
MASTR Alternative Loans Trust
0.661% due 03/25/2036	749	301
Mellon Residential Funding Corp.
0.700% due 12/15/2030	12	11
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036	9,640	7,461
0.511% due 08/25/2036	544	435
2.349% due 02/25/2033	261	246
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035	1,715	1,466
1.254% due 10/25/2035	2,970	2,585
1.707% due 10/25/2035	2,666	2,433
5.893% due 06/25/2037	1,251	1,161
Nomura Asset Acceptance Corp.
2.730% due 10/25/2035	353	271
5.367% due 02/25/2036 (a)	531	323
5.820% due 03/25/2047	1,211	1,021
6.138% due 03/25/2047	1,036	878
Residential Accredit Loans, Inc.
0.411% due 02/25/2047	2,596	1,358
0.441% due 06/25/2046	6,000	2,507
0.471% due 04/25/2046	146	64
0.566% due 09/25/2046	2,200	178
5.680% due 09/25/2035	992	723
Residential Asset Securitization Trust
0.711% due 12/25/2036 (a)	698	298
5.750% due 02/25/2036	1,165	840
6.250% due 10/25/2036 (a)	792	536
6.500% due 08/25/2036 (a)	1,359	828
Residential Funding Mortgage Securities I
3.274% due 09/25/2035	507	370
Structured Adjustable Rate Mortgage Loan Trust
0.481% due 05/25/2037	179	109
1.742% due 01/25/2035	68	40
2.765% due 04/25/2034	1,106	982
2.770% due 02/25/2034	453	432
6.000% due 10/25/2037 (a)	880	430
Structured Asset Mortgage Investments, Inc.
0.451% due 07/25/2046	1,935	1,222
0.471% due 04/25/2036	720	426
0.481% due 05/25/2036	5,428	3,232
0.481% due 09/25/2047	200	84
0.491% due 05/25/2045	910	610
0.511% due 07/19/2035	6,363	5,500
0.511% due 09/25/2047	686	130
0.571% due 12/25/2035	62	38
0.841% due 07/19/2034	27	24
1.828% due 08/25/2047	3,232	1,984
Structured Asset Securities Corp.
2.856% due 10/25/2035	348	280
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	55
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046	534	527
0.381% due 10/25/2046	42	41
Wachovia Bank Commercial Mortgage Trust
0.351% due 09/15/2021	5,303	5,169
WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	177	10
0.481% due 07/25/2046	535	110
0.491% due 04/25/2045	1,956	1,650
0.521% due 11/25/2045	449	380
0.531% due 12/25/2045	1,557	1,334
0.551% due 10/25/2045	193	164
0.571% due 01/25/2045	381	329
0.581% due 01/25/2045	268	227
0.740% due 11/25/2034	1,464	1,041
0.801% due 12/25/2027	1,024	909
1.028% due 02/25/2047	2,114	1,307
1.068% due 01/25/2047	1,923	1,179
1.088% due 04/25/2047	1,311	880
1.148% due 12/25/2046	6,624	4,326
1.308% due 06/25/2046	3,355	2,564
1.328% due 02/25/2046	466	361
1.538% due 05/25/2041	26	26
1.728% due 06/25/2042	205	173
1.728% due 08/25/2042	102	93
2.700% due 06/25/2033	222	213
2.711% due 09/25/2033	5,036	4,879
2.722% due 03/25/2035	812	765
2.760% due 08/25/2034	1,468	1,436
2.785% due 03/25/2034	1,468	1,391
3.154% due 07/25/2046	1,825	1,341
3.154% due 10/25/2046	2,634	2,024
5.264% due 12/25/2035	1,634	1,478
5.299% due 04/25/2037	3,063	2,271
5.302% due 12/25/2036	3,582	2,756
5.492% due 02/25/2037	1,917	1,411
5.767% due 03/25/2037	3,471	3,226
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.511% due 07/25/2046	363	67
1.268% due 07/25/2046	1,196	567
1.298% due 05/25/2046	3,366	1,902
Washington Mutual MSC Mortgage Pass-Through Certificates
2.766% due 02/25/2033	7	7
Wells Fargo Mortgage-Backed Securities Trust
2.845% due 04/25/2036	1,024	967
3.425% due 03/25/2036	4,156	3,696
5.645% due 04/25/2036	802	304

		247,133

MUNICIPAL BONDS & NOTES 0.8%
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	3,800	3,831
California State General Obligation Bonds, Series 2010
7.600% due 11/01/2040	4,135	4,310
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	685
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, Series 2010
7.618% due 08/01/2040	8,100	7,952
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,504
5.000% due 06/01/2041	500	298
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	2,995
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	101
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040	1,000	958

		23,634

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital XIII
7.875% due 07/01/2040	75,000	2,018
SLM Corp.
3.193% due 07/01/2040	15,700	290

		2,308

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
0.321% due 07/25/2037	$2,087	2,060
0.381% due 03/25/2034	27	26
0.411% due 08/25/2034	22	21
0.461% due 10/27/2037	7,400	7,389
0.661% due 06/25/2029	21	21
0.691% due 11/25/2040	15,045	15,043
0.711% due 11/25/2040	15,021	15,003
0.761% due 10/25/2040 - 12/25/2040	25,868	25,893
1.530% due 06/01/2043 - 10/01/2044	477	473
2.138% due 12/01/2034	105	109
2.520% due 06/01/2035	139	146
2.580% due 11/01/2015	2,000	2,015
2.619% due 05/01/2026	20	21
2.688% due 11/01/2034	2,663	2,790
2.963% due 03/01/2033	206	209
3.782% due 09/01/2019	11	12
4.617% due 12/01/2036	273	285
4.783% due 09/01/2035	559	592
5.700% due 08/01/2018	3,728	4,106
6.000% due 04/25/2043 - 07/25/2044	1,691	1,871
6.500% due 06/25/2044	43	50
FDIC Guaranteed Treasury Notes
0.761% due 11/29/2037	1,859	1,840
Federal Housing Administration
6.896% due 07/01/2020	791	783
7.430% due 09/01/2022 - 11/01/2022	57	57
Freddie Mac
0.147% due 02/01/2011 (i)	203	203
0.196% due 05/04/2011 (i)	288	288
0.216% due 08/05/2011 (i)	1,619	1,620
0.337% due 01/28/2011 (i)	1,280	1,280
0.521% due 08/25/2031	48	47
0.610% due 12/15/2030	155	155
0.710% due 12/15/2031	105	105
0.740% due 10/15/2040	9,466	9,467
0.760% due 11/15/2040	3,294	3,293
1.158% due 10/15/2040	26,817	26,567
1.542% due 10/25/2044	381	374
2.536% due 06/01/2024	42	44

2.952% due 03/01/2036		447	471
3.004% due 09/01/2035		125	131
4.500% due 07/15/2018		859	884
4.766% due 11/01/2035		655	694
4.824% due 10/01/2035		542	570
4.991% due 08/01/2035		517	546
5.083% due 10/01/2035		549	584
Ginnie Mae
3.125% due 10/20/2029		30	31
6.000% due 08/20/2034		5,113	5,633
NCUA Guaranteed Notes
0.635% due 11/06/2017		78,080	78,056

			211,858

U.S. TREASURY OBLIGATIONS 0.4%
Treasury Inflation Protected Securities (d)
1.250% due 07/15/2020 (f)(i)		12,937	13,264

Total United States (Cost $927,457)			872,677

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,800	2,684

Total Virgin Islands (British) (Cost $2,781)			2,684

SHORT-TERM INSTRUMENTS 9.2%
REPURCHASE AGREEMENTS 0.4%
Barclays Capital, Inc.
0.250% due 01/03/2011		$11,000	11,000

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $11,294. Repurchase proceeds are $11,000.)
JAPAN TREASURY BILLS 4.7%
0.112% due 01/12/2011 - 03/22/2011 (c)	JPY	11,540,000	142,145

U.S. TREASURY BILLS 0.5%
0.145% due 01/06/2011 - 06/16/2011 (c)(f)(g)(i)		$16,239	16,234

	SHARES
PIMCO SHORT-TERM FLOATING NAV
PORTFOLIO (e) 3.6%
		11,115,759	111,335

Total Short-Term Instruments (Cost $278,881)			280,714

Total Investments 100.9% (Cost $3,105,158)			$3,068,592
Written Options (k) (0.3%) (Premiums $8,547)			(9,191)
Other Assets and Liabilities (Net) (0.6%)			(17,208)

Net Assets 100.0%			$3,042,193

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $10,642 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $1,109 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $6,032 at a weighted average interest rate of 0.231%. On December 31, 2010, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $8,467 and cash of $6 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	143	$496
90-Day Euribor March Futures	Long	03/2011	37	152
Euro-Bobl March Futures	Long	03/2011	68	107
Euro-Bund 10-Year Bond March Futures	Long	03/2011	1,867	(1,728)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	254	25
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2011	255	33
United Kingdom Government 10-Year Bond March Futures	Long	03/2011	249	59

				$(856)

(j)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.321%		$1,600	$(12)	$0	$(12)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.432%		200	(3)	(3)	0
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	0.800%		700	(14)	0	(14)
Avnet, Inc.	BCLY	(1.000%	)	09/20/2016	1.566%		600	18	19	(1)
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	0.927%		3,000	31	0	31
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.637%		1,000	(20)	(19)	(1)
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.666%		1,000	(20)	(19)	(1)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	1.699%		2,800	178	0	178
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.027%		2,000	8	0	8
CommonWealth REIT	MSC	(1.960%	)	12/20/2015	1.874%		8,250	(38)	0	(38)
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	1.641%		1,000	56	0	56
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	1.641%		4,000	115	0	115
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.105%		1,700	0	0	0
CSX Corp.	BOA	(1.000%	)	03/20/2011	0.090%		300	(1)	(3)	2
ERAC USA Finance LLC	GSC	(0.800%	)	12/20/2017	0.926%		1,300	10	0	10
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	1.459%		2,900	55	0	55
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.493%		700	(1)	0	(1)
HCP, Inc.	MSC	(2.030%	)	12/20/2013	0.950%		3,000	(97)	0	(97)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.338%		2,400	34	0	34
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.050%		8,700	(630)	(412)	(218)
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	1.533%		8,000	(15)	0	(15)
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	2.383%		8,000	174	0	174
Lennar Corp.	BNP	(5.000%	)	06/20/2015	3.412%		1,000	(65)	(31)	(34)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.123%		700	(51)	0	(51)
Lexmark International, Inc.	BOA	(1.000%	)	06/20/2018	2.207%		1,400	105	65	40
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.056%		800	28	0	28
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	12/20/2016	1.546%		1,000	30	98	(68)
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.769%		300	(1)	(5)	4
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.520%		11,000	341	0	341
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.173%		700	7	0	7
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.518%		2,200	5	0	5
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	4.614%		300	2	3	(1)
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.271%		1,000	(27)	(20)	(7)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.375%		2,500	(15)	0	(15)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.487%		6,800	(15)	0	(15)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.693%		4,000	(37)	0	(37)
Reed Elsevier Capital, Inc.	DUB	(0.250%	)	09/20/2011	0.156%		700	0	2	(2)
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	0.548%		4,000	(66)	0	(66)
Rio Tinto Alcan, Inc.	BOA	(0.290%	)	03/20/2011	0.043%		2,400	(2)	0	(2)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	0.769%		500	(4)	5	(9)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.853%		2,300	22	0	22
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.170%		2,500	36	0	36
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.165%		3,300	98	0	98
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2017	1.139%		400	3	23	(20)
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	0.863%		1,000	(9)	(20)	11
Tate & Lyle International Finance PLC	DUB	(0.250%	)	06/20/2011	0.257%		100	0	0	0
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.819%		1,000	12	0	12
Tyco International Ltd.	BOA	(1.000%	)	12/20/2019	0.646%		1,000	(29)	(17)	(12)
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.660%		7,500	(274)	0	(274)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.738%		1,000	24	0	24
Valeo S.A.	CSFB	(1.000%	)	06/20/2013	0.734%	EUR	4,000	(37)	249	(286)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.586%		$5,300	(56)	(45)	(11)
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.148%		600	5	0	5
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.148%		6,400	(153)	0	(153)
Vivendi S.A.	RBS	(3.100%	)	06/20/2013	0.586%		1,440	(91)	0	(91)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.599%		500	2	0	2

								$(384)	$(130)	$(254)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.746%		$3,500	$227	$64	$163
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.627%		3,800	225	69	156
Australia Government Bond	BOA	1.000%	06/20/2015	0.464%		15,200	359	261	98
BP Capital Markets America, Inc.	BCLY	1.000%	12/20/2015	0.894%		6,600	36	(117)	153
BP Capital Markets America, Inc.	MSC	1.000%	12/20/2015	0.894%		11,400	62	(261)	323
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.572%		600	3	3	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.572%		3,800	17	17	0
California State General Obligation Bonds, Series 2003	CITI	2.950%	12/20/2020	2.976%		6,300	(1)	0	(1)
California State General Obligation Bonds, Series 2003	GSC	2.910%	12/20/2020	2.976%		3,000	(8)	0	(8)
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	2.976%		10,000	(32)	0	(32)
China Government International Bond	DUB	1.000%	12/20/2015	0.659%		7,300	122	160	(38)
China Government International Bond	GSC	1.000%	12/20/2015	0.659%		1,000	17	22	(5)
China Government International Bond	JPM	1.000%	12/20/2015	0.659%		9,900	165	192	(27)
China Government International Bond	MSC	1.000%	12/20/2015	0.659%		4,600	77	89	(12)
China Government International Bond	UBS	1.000%	12/20/2015	0.659%		250	4	5	(1)
France Government Bond	BOA	0.250%	12/20/2015	1.062%		16,000	(608)	(394)	(214)
France Government Bond	CITI	0.250%	12/20/2015	1.062%		23,600	(897)	(620)	(277)
France Government Bond	DUB	0.250%	12/20/2015	1.062%		3,100	(118)	(66)	(52)
France Government Bond	HSBC	0.250%	12/20/2015	1.062%		13,000	(494)	(278)	(216)
France Government Bond	MSC	0.250%	12/20/2015	1.062%		6,000	(228)	(128)	(100)
France Government Bond	UBS	0.250%	12/20/2015	1.062%		4,000	(152)	(82)	(70)
France Government Bond	UBS	0.250%	03/20/2016	1.087%		17,500	(716)	(699)	(17)
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.872%		10,000	29	(47)	76
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.611%		10,200	43	41	2
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.611%		10,200	43	43	0
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.556%		5,800	27	21	6
Russia Government International Bond	MLP	1.000%	12/20/2011	0.556%		11,000	52	40	12
Russia Government International Bond	MSC	1.000%	12/20/2011	0.556%		700	3	3	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.934%		8,400	29	91	(62)
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.401%	EUR	24,700	(235)	(363)	128
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.666%		$5,100	75	48	27
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.666%		6,100	90	46	44
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.666%		20,100	297	134	163
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.666%		23,900	354	154	200
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.715%		1,000	14	22	(8)
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.715%		17,500	244	394	(150)

							$(875)	$(1,136)	$261

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	$45,000	$330	$55	$275

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	5,700	$171	$0	$171
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	615	0	615
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	18,200	(53)	0	(53)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		30,200	(87)	0	(87)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		12,300	(32)	0	(32)
Pay	1-Year BRL-CDI	11.315%	01/02/2012	BCLY		120,900	(287)	0	(287)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		134,200	(179)	98	(277)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		54,800	467	573	(106)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	6,700	(11)	(2)	(9)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		50,900	(82)	(21)	(61)
Pay	3-Month CAD Bank Bill	2.500%	06/18/2013	RBS	CAD	224,500	388	103	285
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM		14,000	402	(7)	409
Pay	3-Month USD-LIBOR	4.000%	12/16/2020	BCLY		$49,900	(1,622)	(449)	(1,173)
Pay	3-Month USD-LIBOR	4.000%	12/16/2020	BOA		124,100	(4,148)	(399)	(3,749)
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	2,500	(39)	(2)	(37)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	5,810,000	1,749	1,045	704
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		1,600,000	482	279	203
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BCLY		40,000	28	(1)	29
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		5,670,000	3,974	(225)	4,199
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		3,570,000	2,502	(144)	2,646

							$4,238	$848	$3,390

(k)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$122.000	01/21/2011	400	$306	$134
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	786	336	449
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	786	490	331

				$1,132	$914

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	0.500%	02/14/2011	$132,300	$184	$99
Call - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.500%	02/14/2011	132,300	93	110
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	82,300	725	1,116
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,700	75	172
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	150,200	1,180	2,037
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,200	136	192
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	32,900	334	415
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,700	268	311
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	21,400	222	323
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	19,800	215	250
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	23,200	220	293
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	20,500	201	309
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	23,300	258	294
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	24,100	145	16

							$4,256	$5,937

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.500%	03/16/2011	$	43,100	$127	$26
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		13,700	21	10
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		77,800	255	47
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	4,900	19	3
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.200%	03/16/2011		26,500	160	143
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.600%	03/16/2011		37,100	184	65
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.300%	03/16/2011		20,100	109	80
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.500%	03/16/2011		47,700	252	111
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		62,200	287	108
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		19,300	69	14
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.200%	03/16/2011		27,600	167	148

							$1,650	$755

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	$	0.953	01/31/2011	AUD	21,200	$216	$29
Call - OTC EUR versus USD		1.333	01/31/2011	EUR	12,000	218	274
Call - OTC USD versus KRW	KRW	1,227.000	03/17/2011	$	24,400	322	199

						$756	$502

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$17,700	$94	$144
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	9,800	50	79
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	44,000	478	739

					$622	$962

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$5,400	$69	$55
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,300	62	66

						$131	$121

(l)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,931	01/2011	BCLY	$152	$0	$152
Sell		1,053	01/2011	BCLY	0	(33)	(33)
Sell		361	01/2011	BOA	0	(14)	(14)
Buy		136	01/2011	CITI	4	0	4
Sell		313	01/2011	CITI	0	(3)	(3)
Sell		35,563	01/2011	HSBC	0	(977)	(977)
Buy		200	01/2011	JPM	7	0	7
Sell		24,468	01/2011	RBS	0	(1,583)	(1,583)
Buy		40	01/2011	UBS	1	0	1
Sell		50	01/2011	UBS	0	(2)	(2)
Buy		240	02/2011	CITI	2	0	2
Buy		200	02/2011	RBS	1	0	1
Sell		50	02/2011	RBS	0	0	0
Buy	BRL	2,024	03/2011	CITI	17	0	17
Sell	CAD	6	01/2011	BCLY	0	0	0
Buy		5,555	02/2011	BNP	131	0	131
Buy		51,160	02/2011	DUB	612	0	612
Buy		5,026	02/2011	RBC	119	0	119
Buy		2,471	02/2011	UBS	31	0	31
Sell	CHF	600	02/2011	BCLY	0	(22)	(22)
Sell		1,218	02/2011	JPM	0	(38)	(38)
Buy		609	02/2011	MSC	17	0	17
Buy		560	02/2011	RBC	10	0	10
Buy		1,100	02/2011	RBS	68	0	68
Sell	CLP	30,015	01/2011	DUB	0	(2)	(2)
Buy		30,015	01/2011	JPM	3	0	3
Buy		30,015	06/2011	DUB	2	0	2
Sell	CNY	39,532	01/2011	BCLY	0	(151)	(151)
Buy		40,564	01/2011	BOA	70	0	70
Sell		103,144	01/2011	CITI	0	(417)	(417)
Buy		120,949	01/2011	HSBC	233	0	233
Buy		45,255	01/2011	JPM	79	0	79
Sell		110,935	01/2011	JPM	0	(426)	(426)
Buy		46,842	01/2011	MSC	69	0	69
Buy		17,268	04/2011	BCLY	25	0	25
Sell		56,407	04/2011	CITI	4	(10)	(6)
Buy		8,909	04/2011	CSFB	13	0	13
Buy		5,677	04/2011	HSBC	8	0	8
Buy		7,012	04/2011	JPM	9	0	9
Buy		17,542	04/2011	MSC	25	0	25
Buy		51,380	06/2011	BCLY	190	0	190
Buy		55,609	06/2011	DUB	76	(22)	54
Buy		29,211	06/2011	HSBC	126	0	126
Buy		49,970	06/2011	JPM	60	0	60
Buy		111,492	06/2011	RBS	455	0	455
Buy		20,972	09/2011	BOA	78	0	78
Buy		20,644	09/2011	CITI	74	0	74
Buy		55,178	09/2011	HSBC	208	0	208
Buy		112,698	09/2011	JPM	450	0	450
Buy		11,540	11/2011	BCLY	8	(2)	6
Buy		6,784	11/2011	JPM	0	(6)	(6)
Buy		7,832	11/2011	RBS	2	0	2
Buy		36,000	09/2015	BCLY	106	0	106
Buy		28,183	09/2015	BOA	98	0	98
Buy		81,153	09/2015	CITI	122	0	122
Buy		11,190	09/2015	JPM	10	0	10
Buy		27,317	09/2015	MSC	104	0	104
Sell	DKK	79,545	01/2011	BCLY	0	(196)	(196)
Sell		75,100	01/2011	GSC	1,492	0	1,492
Buy		79,545	02/2011	BCLY	195	0	195
Buy		94,517	02/2011	RBC	0	(647)	(647)
Buy	EUR	3,613	01/2011	BCLY	27	(126)	(99)
Sell		7,380	01/2011	BCLY	37	(10)	27
Buy		6,657	01/2011	BNP	164	0	164
Sell		2,980	01/2011	BNP	11	0	11
Buy		49,256	01/2011	BOA	1,030	0	1,030
Buy		129,840	01/2011	CITI	56	(2,350)	(2,294)
Sell		129,276	01/2011	CITI	5,955	0	5,955
Buy		30,784	01/2011	CSFB	413	(138)	275
Sell		17,586	01/2011	CSFB	75	(191)	(116)
Buy		2,823	01/2011	DUB	0	(160)	(160)
Sell		104,454	01/2011	DUB	5,679	0	5,679
Buy		16,209	01/2011	HSBC	126	(57)	69
Sell		8,822	01/2011	JPM	241	(30)	211
Buy		121,901	01/2011	MSC	0	(5,266)	(5,266)
Buy		76,712	01/2011	RBC	183	(500)	(317)
Sell		48,439	01/2011	RBC	58	(108)	(50)
Buy		41,138	01/2011	RBS	470	(765)	(295)
Sell		38,996	01/2011	RBS	871	(337)	534
Sell		7,500	01/2011	UBS	0	(19)	(19)
Buy	GBP	1,000	01/2011	BCLY	0	(7)	(7)
Sell		1,089	01/2011	BCLY	6	(2)	4
Buy		189	01/2011	CITI	2	0	2
Sell		258	01/2011	CITI	0	(2)	(2)
Buy		189	03/2011	BCLY	2	0	2
Sell		61,343	03/2011	BCLY	76	0	76
Sell		4,576	03/2011	BNP	0	(40)	(40)
Sell		61,343	03/2011	DUB	94	0	94
Sell		643	03/2011	HSBC	0	(13)	(13)
Buy		174	03/2011	RBC	3	0	3
Sell		40,896	03/2011	RBS	208	0	208
Buy	IDR	28,034,260	07/2011	CITI	21	(7)	14
Buy		24,392,940	07/2011	HSBC	61	0	61
Buy		8,507,000	07/2011	JPM	1	0	1
Buy		16,498,000	10/2011	DUB	0	(2)	(2)
Buy		34,828,510	10/2011	RBS	0	(21)	(21)
Sell	INR	371	03/2011	BCLY	0	0	0
Buy		128,500	03/2011	CITI	8	0	8
Sell		345	03/2011	HSBC	0	0	0
Sell		357	03/2011	JPM	0	0	0
Buy		216,362	03/2011	RBS	0	(4)	(4)
Sell		407	03/2011	UBS	0	0	0
Buy	JPY	479,436	01/2011	BCLY	48	(2)	46
Sell		400,821	01/2011	BCLY	0	(73)	(73)
Buy		16,789,000	01/2011	CITI	6,944	0	6,944
Sell		6,180,170	01/2011	CITI	0	(85)	(85)
Buy		5,621	01/2011	CSFB	2	0	2
Buy		18,187,910	01/2011	GSC	7,956	0	7,956
Sell		1,700,852	01/2011	HSBC	0	(521)	(521)
Buy		29,101,634	01/2011	JPM	11,951	0	11,951
Buy		7,119,814	01/2011	RBC	3,139	0	3,139
Sell		2,206,416	01/2011	RBC	0	(478)	(478)
Buy		44,035,346	01/2011	RBS	18,274	0	18,274
Sell		255,861	01/2011	UBS	0	(35)	(35)
Sell		3,660,000	03/2011	DUB	0	(1,340)	(1,340)
Buy	KRW	4,459,650	01/2011	BCLY	41	0	41
Buy		1,045,330	01/2011	HSBC	0	(11)	(11)
Buy		6,641,226	01/2011	JPM	0	(37)	(37)
Sell		33,302,189	01/2011	JPM	0	(598)	(598)
Buy		16,566,642	01/2011	MSC	0	(135)	(135)
Buy		4,589,340	01/2011	RBS	0	(61)	(61)
Buy		5,939,150	05/2011	BCLY	0	(28)	(28)
Buy		11,775,015	05/2011	CITI	5	(34)	(29)
Buy		333,840	05/2011	GSC	1	0	1
Buy		781,000	05/2011	HSBC	0	(5)	(5)
Buy		35,104,389	05/2011	JPM	702	0	702
Buy		1,567,000	05/2011	RBS	0	0	0
Buy	MXN	39,732	02/2011	BCLY	131	0	131
Buy		60,864	02/2011	BOA	171	0	171
Buy		52,076	02/2011	CITI	5	(3)	2
Buy		186,554	02/2011	MSC	322	0	322
Sell	MYR	20	02/2011	BCLY	0	0	0
Sell		20	02/2011	CITI	0	0	0
Sell		80	02/2011	DUB	0	0	0
Sell		20	02/2011	RBS	0	0	0
Sell	NOK	2,000	02/2011	BCLY	0	(9)	(9)
Buy		41,491	02/2011	RBC	67	0	67
Sell	NZD	822	01/2011	BCLY	0	(17)	(17)
Buy	PHP	33,000	06/2011	BOA	0	(4)	(4)
Buy		530,430	06/2011	CITI	96	(25)	71
Buy		121,010	06/2011	DUB	31	0	31
Buy		90,912	06/2011	HSBC	19	0	19
Buy		124,313	06/2011	JPM	32	0	32
Buy		293,437	06/2011	MSC	100	0	100
Buy		79,513	06/2011	RBS	0	(17)	(17)

Buy	SEK	423	01/2011	BCLY	0	0	0
Sell		1,348	02/2011	BCLY	0	(5)	(5)
Sell		652	02/2011	DUB	0	0	0
Buy		117,512	02/2011	RBC	0	(28)	(28)
Sell		171	02/2011	RBC	0	0	0
Buy		7,500	04/2011	BCLY	0	(11)	(11)
Sell	SGD	600	01/2011	MSC	0	(11)	(11)
Sell		821	03/2011	CITI	0	(28)	(28)
Buy		1,160	03/2011	GSC	29	(1)	28
Buy		4,891	03/2011	HSBC	72	0	72
Sell		3,190	03/2011	MSC	0	(69)	(69)
Buy		13,027	06/2011	DUB	139	0	139
Buy		3,774	06/2011	HSBC	7	0	7
Buy	TWD	1,798	01/2011	DUB	2	0	2
Sell		587	01/2011	DUB	0	(2)	(2)
Sell		359	01/2011	JPM	0	(1)	(1)
Sell		553	01/2011	MSC	0	(2)	(2)
Sell		299	01/2011	UBS	0	(1)	(1)
Sell		2,135	04/2011	DUB	0	(3)	(3)
Buy	ZAR	74	01/2011	HSBC	1	0	1

					$71,731	$(18,386)	$53,345

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Australia
Bank Loan Obligations	$0	$5,935	$0	$5,935
Corporate Bonds & Notes	0	99,107	0	99,107
Mortgage-Backed Securities	0	29,813	0	29,813
Brazil
Corporate Bonds & Notes	0	7,472	0	7,472
Canada
Asset-Backed Securities	0	10,321	0	10,321
Corporate Bonds & Notes	0	29,670	0	29,670
Cayman Islands
Corporate Bonds & Notes	0	32,654	4,000	36,654
Denmark
Corporate Bonds & Notes	0	27,765	0	27,765
France
Corporate Bonds & Notes	0	137,376	0	137,376
Sovereign Issues	0	154,310	0	154,310
Germany
Bank Loan Obligations	0	10,344	0	10,344
Corporate Bonds & Notes	0	60,886	0	60,886
Sovereign Issues	0	213,967	0	213,967
Ireland
Asset-Backed Securities	0	4,259	0	4,259
Corporate Bonds & Notes	0	8,154	310	8,464
Mortgage-Backed Securities	0	4,405	0	4,405
Italy
Asset-Backed Securities	0	1,681	0	1,681
Japan
Sovereign Issues	0	16,915	0	16,915
Jersey, Channel Islands
Corporate Bonds & Notes	0	13,514	0	13,514
Luxembourg
Corporate Bonds & Notes	0	10,790	0	10,790
Netherlands
Asset-Backed Securities	0	9,763	7,616	17,379
Corporate Bonds & Notes	0	97,220	0	97,220
Mortgage-Backed Securities	0	3,443	0	3,443
Sovereign Issues	0	93,524	0	93,524
Norway
Corporate Bonds & Notes	0	12,402	0	12,402
Qatar
Corporate Bonds & Notes	0	1,019	0	1,019
Russia
Corporate Bonds & Notes	0	9,698	0	9,698
South Korea
Sovereign Issues	0	8,125	0	8,125
Sweden
Corporate Bonds & Notes	0	31,965	0	31,965
Switzerland
Corporate Bonds & Notes	0	10,127	0	10,127
United Kingdom
Asset-Backed Securities	0	3,304	0	3,304
Corporate Bonds & Notes	0	169,645	15,795	185,440
Mortgage-Backed Securities	0	40,044	0	40,044
Sovereign Issues	0	515,179	0	515,179
United States
Asset-Backed Securities	0	19,103	0	19,103
Bank Loan Obligations	0	15,583	0	15,583
Corporate Bonds & Notes	0	339,794	0	339,794
Mortgage-Backed Securities	0	240,245	6,888	247,133
Municipal Bonds & Notes	0	23,634	0	23,634
Preferred Securities	2,308	0	0	2,308
U.S. Government Agencies	0	131,122	80,736	211,858
U.S. Treasury Obligations	0	13,264	0	13,264
Virgin Islands (British)
Corporate Bonds & Notes	0	2,684	0	2,684
Short-Term Instruments
Repurchase Agreements	0	11,000	0	11,000
Japan Treasury Bills	0	142,145	0	142,145
U.S. Treasury Bills	0	16,234	0	16,234
PIMCO Short-Term Floating NAV Portfolio	111,335	0	0	111,335

	$113,643	$2,839,604	$115,345	$3,068,592

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	3,125	0	3,125
Foreign Exchange Contracts	0	71,731	0	71,731
Interest Rate Contracts	872	9,261	0	10,133
	$872	$84,117	$0	$84,989

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,598)	0	(3,598)
Foreign Exchange Contracts	0	(18,888)	0	(18,888)
Interest Rate Contracts	(1,728)	(12,722)	(1,083)	(15,533)

	$(1,728)	$(35,208)	$(1,083)	$(38,019)

Totals	$112,787	$2,888,513	$114,262	$3,115,562

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Canada
Corporate Bonds & Notes	$16,363	$0	$0	$0	$0	$661	$0	$(17,024)	$0	$661
Cayman Islands
Corporate Bonds & Notes	0	0	0	0	0	0	4,000	0	4,000	0
Ireland
Corporate Bonds & Notes	0	263	0	(2)	0	49	0	0	310	49
Netherlands
Asset-Backed Securities	0	8,087	0	12	0	(483)	0	0	7,616	(483)
United Kingdom
Corporate Bonds & Notes	430	0	0	0	0	10	15,795	(440)	15,795	10
United States
Mortgage-Backed Securities	0	7,097	0	(1)	0	(208)	0	0	6,888	(208)
U.S. Government Agencies	974	81,500	(1,695)	0	0	(43)	0	0	80,736	(44)

	$17,767	$96,947	$(1,695)	$9	$0	$(14)	$19,795	$(17,464)	$115,345	$(15)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(753)	$0	$0	$(330)	$0	$0	$(1,083)	$(330)

Totals	$17,767	$96,947	$(2,448)	$9	$0	$(344)	$19,795	$(17,464)	$114,262	$(345)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.8%
BANK LOAN OBLIGATIONS 0.3%
Seven Media Group
7.000% due 02/07/2013	AUD	6,286	$6,158
7.355% due 02/07/2013		1,475	1,445

			7,603

CORPORATE BONDS & NOTES 2.8%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014		5,000	5,063
Bank of Queensland Ltd.
5.500% due 10/22/2012		2,000	2,039
Commonwealth Bank of Australia
3.492% due 08/13/2014		$4,300	4,513
4.500% due 02/20/2014	AUD	18,900	18,711
5.750% due 12/17/2013		7,400	7,509
ING Bank Australia Ltd.
5.432% due 08/28/2013		2,000	2,042
5.500% due 10/08/2012		1,200	1,224
5.750% due 08/28/2013		3,800	3,900
5.750% due 06/24/2014		400	410
5.750% due 03/03/2015		3,000	3,060
Macquarie Bank Ltd.
2.600% due 01/20/2012		$15,000	15,291
3.300% due 07/17/2014		1,600	1,692
National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,586
5.750% due 12/19/2013	AUD	2,300	2,363
Westpac Banking Corp.
0.582% due 09/10/2014		$10,000	10,022
2.700% due 12/09/2014		5,000	5,045
4.750% due 03/05/2014	AUD	2,000	1,989
5.320% due 05/25/2017		1,000	1,006

			87,465

MORTGAGE-BACKED SECURITIES 0.6%
Medallion Trust
0.418% due 05/25/2035		$1,626	1,592
Puma Finance Ltd.
0.354% due 02/21/2038		2,512	2,412
4.970% due 08/22/2037	AUD	2,704	2,644
5.350% due 07/12/2036		1,225	1,221
Superannuation Members Home Loans Global Fund
0.582% due 03/09/2036		$3,462	3,434
Swan Trust
0.366% due 05/12/2037		196	191
Torrens Trust
5.230% due 10/19/2038	AUD	6,361	6,358

			17,852

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
6.000% due 05/01/2012		3,350	3,461

Total Australia (Cost $100,145)			116,381

CANADA 2.0%
ASSET-BACKED SECURITIES 0.7%
Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	18,300	18,700
Ford Auto Securitization Trust
4.817% due 10/15/2012		1,700	1,746

			20,446

CORPORATE BONDS & NOTES 0.6%
Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,723
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,785
Honda Canada Finance, Inc.
1.479% due 03/26/2012		3,000	3,004
Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,854

			18,366

SOVEREIGN ISSUES 0.7%
Canada Government International Bond
1.500% due 06/01/2012		23,400	23,526

Total Canada (Cost $58,916)			62,338

CAYMAN ISLANDS 1.1%
ASSET-BACKED SECURITIES 0.1%
Premium Loan Trust Ltd.
0.668% due 10/25/2014		$1,523	1,474

CORPORATE BONDS & NOTES 1.0%
Green Valley Ltd.
4.572% due 01/10/2011	EUR	2,400	3,202
IPIC GMTN Ltd.
5.000% due 11/15/2020		$3,000	2,951
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,200	11,704
Transocean, Inc.
4.950% due 11/15/2015		9,600	9,932
Vita Capital III Ltd.
1.390% due 01/01/2011		4,000	3,999

			31,788

Total Cayman Islands (Cost $32,733)			33,262

DENMARK 0.3%
CORPORATE BONDS & NOTES 0.3%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	955	187
Realkredit Danmark A/S
2.000% due 01/01/2011		35,000	6,274
2.340% due 01/01/2038		14,330	2,461

Total Denmark (Cost $9,397)			8,922

FRANCE 9.6%
ASSET-BACKED SECURITIES 0.0%
AUTO Asset-Backed Securities SRL
1.145% due 02/25/2019	EUR	177	234

CORPORATE BONDS & NOTES 5.0%
BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012		4,000	5,398
3.000% due 07/23/2013		800	1,094
4.125% due 01/24/2011		13,600	18,202
4.750% due 05/28/2013		3,800	5,401
BPCE S.A.
6.117% due 10/29/2049		3,600	3,752
Cie de Financement Foncier
1.625% due 07/23/2012		$25,000	25,127
2.000% due 02/17/2012	EUR	6,700	9,010
2.250% due 01/25/2013		11,700	15,745
2.500% due 09/16/2015		$16,100	15,711
3.875% due 02/11/2011	EUR	4,000	5,360
4.500% due 01/09/2013		3,500	4,920
Dexia Credit Local
2.000% due 03/05/2013		$10,850	10,917
Dexia Credit Local S.A.
0.539% due 01/12/2012		5,300	5,280
0.768% due 04/29/2014		12,100	12,065
2.750% due 01/10/2014		3,300	3,353
Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	2,100	2,847
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		2,900	4,015
Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,555

			155,752

SOVEREIGN ISSUES 4.6%
France Government Bond
3.500% due 04/25/2015	EUR	4,600	6,505
3.750% due 10/25/2019		1,700	2,360
4.000% due 04/25/2018		43,600	62,347
4.250% due 04/25/2019		25,800	37,241
4.250% due 10/25/2023		19,588	28,008
5.500% due 04/25/2029		1,340	2,181
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		1,700	2,305

			140,947

Total France (Cost $305,491)			296,933

GERMANY 11.6%
ASSET-BACKED SECURITIES 0.0%
Driver One GmbH
0.911% due 10/21/2015	EUR	44	58
BANK LOAN OBLIGATIONS 0.4%
Kabel Deutschland Holding AG
4.053% due 09/13/2015		3,000	4,006
4.500% due 12/20/2016		6,800	9,144

			13,150

CORPORATE BONDS & NOTES 2.4%
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		17,600	23,834
2.875% due 01/27/2012		2,200	2,998
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013		25,200	33,565
3.875% due 01/21/2019		8,500	11,933
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017		1,500	2,132

			74,462

SOVEREIGN ISSUES 8.8%
Republic of Germany
2.250% due 04/10/2015		4,600	6,289
3.250% due 01/04/2020		2,950	4,057
3.500% due 07/04/2019		1,000	1,404
3.750% due 01/04/2015		1,000	1,446
3.750% due 01/04/2019		12,100	17,319
4.000% due 01/04/2018		42,550	62,203
5.500% due 01/04/2031		18,417	31,421
5.625% due 01/04/2028		20,270	34,447
6.250% due 01/04/2030		29,112	53,602
6.500% due 07/04/2027		32,260	59,426

			271,614

Total Germany (Cost $344,033)			359,284

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	3,600	4,327
SC Germany Auto
0.892% due 08/11/2015		413	551
0.951% due 07/10/2019		317	419

			5,297

MORTGAGE-BACKED SECURITIES 0.2%
DECO Series
1.202% due 10/27/2019		38	47
German Residential Asset Note Distributor PLC
1.240% due 07/20/2016		1,440	1,701
Immeo Residential Finance PLC
1.186% due 12/15/2016		3,207	3,887

			5,635

Total Ireland (Cost $11,352)			10,932

ITALY 0.0%
MORTGAGE-BACKED SECURITIES 0.0%
Argo Mortgage SRL
1.537% due 10/28/2036		34	46

Total Italy (Cost $44)			46

JAPAN 1.6%
SOVEREIGN ISSUES 1.6%
Japan Government International Bond
0.200% due 02/15/2012	JPY	2,830,000	34,868
2.300% due 06/20/2035		60,000	787
2.400% due 03/20/2034		950,000	12,682

Total Japan (Cost $39,924)			48,337

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.1%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,062	1,414
CORPORATE BONDS & NOTES 0.2%
WPP PLC
6.000% due 04/04/2017	GBP	4,075	6,815

Total Jersey, Channel Islands (Cost $6,290)			8,229

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Sunrise Communications International S.A.
7.000% due 12/31/2017	EUR	1,500	2,100
Telenet Finance Luxembourg SCA
6.375% due 11/15/2020		1,500	2,024
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,211
6.550% due 10/01/2017		13,000	14,794

Total Luxembourg (Cost $19,155)			21,129

MEXICO 0.0%
CORPORATE BONDS & NOTES 0.0%
C10 Capital SPV Ltd.
6.722% due 12/29/2049		$540	382

Total Mexico (Cost $540)			382

NETHERLANDS 5.2%
ASSET-BACKED SECURITIES 0.2%
Globaldrive BV
3.000% due 07/20/2015	EUR	4,862	6,515

CORPORATE BONDS & NOTES 4.2%
ABN AMRO Bank NV
3.750% due 01/12/2012		9,300	12,720
Achmea Hypotheekbank NV
0.636% due 11/03/2014		$7,200	7,173
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		2,000	2,593
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	19,000	26,490
ING Bank NV
2.250% due 08/31/2015		3,400	4,436
2.500% due 01/14/2016		$14,000	13,672
3.900% due 03/19/2014		2,600	2,796
LeasePlan Corp. NV
3.000% due 05/07/2012		1,920	1,973
3.125% due 02/10/2012	EUR	50	68
3.250% due 05/22/2014		5,300	7,349
NIBC Bank NV
0.680% due 12/02/2014		$22,500	22,516
2.800% due 12/02/2014		20,650	21,305
3.500% due 04/07/2014	EUR	3,700	5,175
Ziggo Finance BV
6.125% due 11/15/2017		1,800	2,393

			130,659

MORTGAGE-BACKED SECURITIES 0.1%
Arena BV
4.300% due 05/19/2055		500	668
Atomium Mortgage Finance BV
1.018% due 07/01/2034		195	251
Delphinus BV
1.135% due 09/25/2096		400	529
Dutch MBS BV
1.012% due 07/02/2037		186	242
Dutch Mortgage Portfolio Loans BV
1.291% due 11/20/2035		690	897
Saecure BV
1.185% due 05/25/2036		144	191

			2,778

SOVEREIGN ISSUES 0.7%
Netherlands Government International Bond
4.000% due 01/15/2011		6,700	8,963
4.000% due 07/15/2018		100	144
4.500% due 07/15/2017		8,600	12,799

			21,906

Total Netherlands (Cost $161,405)			161,858

NORWAY 0.8%
CORPORATE BONDS & NOTES 0.8%
DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	11,500	14,863
4.125% due 02/01/2013		2,000	2,794
4.500% due 05/16/2011		3,100	4,189
4.625% due 07/03/2013		3,100	4,328

Total Norway (Cost $26,079)			26,174

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$3,600	4,310
10.500% due 03/25/2014		6,000	7,179

Total Russia (Cost $11,327)			11,489

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,959

Total South Korea (Cost $6,477)			5,959

SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.8%
European Investment Bank
3.625% due 10/15/2011	EUR	17,300	23,625

Total Supranational (Cost $21,527)			23,625

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	2,600	3,517

Total Sweden (Cost $3,253)			3,517

SWITZERLAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Tyco International Ltd.
7.000% due 12/15/2019		$7,000	8,341

Total Switzerland (Cost $7,134)			8,341

UNITED KINGDOM 23.0%
CORPORATE BONDS & NOTES 6.1%
Bank of Scotland PLC
4.375% due 07/13/2016	EUR	3,000	4,114
4.500% due 10/23/2013		500	696
5.250% due 07/24/2012	AUD	4,000	4,064
5.487% due 07/24/2012		7,600	7,797
Barclays Bank PLC
2.700% due 03/05/2012		$300	306
10.179% due 06/12/2021		4,480	5,588
BP Capital Markets PLC
0.442% due 04/11/2011		1,300	1,301
2.750% due 02/27/2012		300	304
3.125% due 10/01/2015		12,600	12,605
3.830% due 10/06/2017	EUR	2,700	3,613
GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,376
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,050
HBOS PLC
6.750% due 05/21/2018		2,000	1,875
LBG Capital No.1 PLC
8.000% due 12/29/2049		500	440
8.500% due 12/29/2049		20,900	18,486
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	1,600	2,582
Lloyds TSB Bank PLC
12.000% due 12/29/2049		$11,300	12,348
National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,987
Nationwide Building Society
2.875% due 09/14/2015	EUR	3,900	5,113
3.500% due 12/07/2015		6,250	8,405
4.625% due 09/13/2012		5,100	7,068
Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,697

Royal Bank of Scotland Group PLC
1.188% due 04/23/2012		17,200	17,378
1.450% due 10/20/2011		8,000	8,047
2.650% due 04/23/2012		4,500	4,615
2.750% due 06/18/2013	EUR	13,700	18,381
3.750% due 11/14/2011		10,800	14,756
6.666% due 04/29/2049	CAD	700	528
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,558
Yorkshire Building Society
3.250% due 09/22/2015	EUR	4,700	6,152

			187,230

MORTGAGE-BACKED SECURITIES 1.5%
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047		8,300	11,082
Eurosail PLC
1.189% due 03/13/2045		600	664
Great Hall Mortgages PLC
0.434% due 06/18/2039		$2,221	1,891
1.154% due 03/18/2039	EUR	3,021	3,450
Holmes Master Issuer PLC
2.353% due 10/15/2054		8,100	10,817
Mansard Mortgages PLC
1.399% due 12/15/2049	GBP	3,643	4,835
Newgate Funding PLC
1.999% due 12/15/2050		3,000	2,406
2.276% due 12/15/2050	EUR	2,500	1,708
2.526% due 12/15/2050		4,100	2,040
RMAC Securities PLC
0.452% due 06/12/2044		$600	484
0.898% due 06/12/2044	GBP	1,900	2,434
Windermere CMBS PLC
0.987% due 04/24/2017		2,781	3,685

			45,496

SOVEREIGN ISSUES 15.4%
United Kingdom Gilt
2.750% due 01/22/2015		111,700	179,062
4.000% due 09/07/2016		59,750	100,478
4.250% due 06/07/2032		1,000	1,581
4.250% due 03/07/2036		10,850	17,058
4.500% due 03/07/2019		39,200	66,782
4.500% due 09/07/2034		3,700	6,023
4.750% due 09/07/2015		42,900	74,464
4.750% due 03/07/2020		2,000	3,449
4.750% due 12/07/2038		16,000	27,303
			476,200

Total United Kingdom (Cost $702,421)			708,926

UNITED STATES 31.4%
ASSET-BACKED SECURITIES 1.6%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$727	724
Accredited Mortgage Loan Trust
0.311% due 02/25/2037		17	17
4.330% due 06/25/2033		321	274
Amortizing Residential Collateral Trust
0.841% due 07/25/2032		44	41
Amresco Residential Securities Mortgage Loan Trust
1.201% due 06/25/2029		221	189
Asset-Backed Funding Certificates
0.321% due 01/25/2037		267	264
Bear Stearns Asset-Backed Securities Trust
0.331% due 12/25/2036		244	227
0.341% due 10/25/2036		28	27
0.661% due 10/27/2032		73	65
0.921% due 10/25/2032		55	49
1.261% due 10/25/2037		136	90
BNC Mortgage Loan Trust
0.361% due 05/25/2037		1,774	1,655
Carrington Mortgage Loan Trust
0.311% due 01/25/2037		816	802
0.581% due 10/25/2035		134	127
Citigroup Mortgage Loan Trust, Inc.
0.321% due 07/25/2045		1,238	1,024
0.361% due 10/25/2036		38	38
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		323	337
6.681% due 12/01/2033		237	250
Countrywide Asset-Backed Certificates
0.311% due 05/25/2037		17	17
0.311% due 07/25/2037		155	151
0.311% due 06/25/2047		619	610
0.331% due 06/25/2047		134	132
0.341% due 06/25/2037		6	6
0.341% due 10/25/2047		169	166
0.361% due 09/25/2047		2,788	2,707
0.371% due 10/25/2046		15	15
0.441% due 09/25/2036		517	438
0.601% due 12/25/2036		1,143	519
Credit Suisse First Boston Mortgage Securities Corp.
0.881% due 01/25/2032		67	55
Credit-Based Asset Servicing & Securitization LLC
0.321% due 11/25/2036		20	17
First Alliance Mortgage Loan Trust
0.491% due 12/20/2027		13	9
First Franklin Mortgage Loan Asset-Backed Certificates
0.311% due 11/25/2036		66	65
Fremont Home Loan Trust
0.371% due 02/25/2036		26	26
Home Equity Asset Trust
0.321% due 05/25/2037		225	218
0.861% due 11/25/2032		2	1
JPMorgan Mortgage Acquisition Corp.
0.311% due 10/25/2036		96	93
0.351% due 10/25/2036		456	445
0.371% due 08/25/2036		164	78
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034		12	10
MASTR Asset-Backed Securities Trust
0.321% due 11/25/2036		2	2
Merrill Lynch Mortgage Investors, Inc.
0.341% due 09/25/2037		51	15
0.381% due 02/25/2037		115	80
Mesa Trust Asset-Backed Certificates
1.061% due 12/25/2031		294	237
Nationstar Home Equity Loan Trust
0.321% due 06/25/2037		158	156
0.381% due 04/25/2037		11	11
Popular ABS Mortgage Pass-Through Trust
0.351% due 06/25/2047		240	219
Renaissance Home Equity Loan Trust
0.761% due 12/25/2033		141	121
Residential Asset Mortgage Products, Inc.
0.331% due 02/25/2037		72	72
0.821% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.331% due 02/25/2037		75	74
0.761% due 07/25/2032 (a)		205	113
Securitized Asset-Backed Receivables LLC Trust
0.391% due 05/25/2037		382	305
SLC Student Loan Trust
0.752% due 06/15/2017		95	95
SLM Student Loan Trust
0.288% due 07/25/2017		174	173
0.502% due 12/17/2018		15	14
0.788% due 10/25/2017		9,100	9,114
0.968% due 07/25/2013		218	219
1.788% due 04/25/2023		24,121	24,930
Soundview Home Equity Loan Trust
0.321% due 11/25/2036		59	21
Structured Asset Securities Corp.
0.551% due 01/25/2033		13	12
Wells Fargo Home Equity Trust
0.491% due 10/25/2035		334	333

			48,299

BANK LOAN OBLIGATIONS 0.5%
CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,064
Ford Motor Co.
3.020% due 12/15/2013		1,759	1,754
3.040% due 12/15/2013		1,707	1,703
3.290% due 12/15/2013		1,000	997
Graham Packaging Co. LP
6.000% due 09/23/2016		1,400	1,418
Intelsat Ltd.
5.250% due 04/03/2018		1,800	1,820
Novelis, Inc.
5.000% due 12/14/2016		1,000	1,014
Remy International, Inc.
6.250% due 12/17/2016		1,000	1,009
Texas Competitive Electric Holdings Co. LLC
3.764% due 10/10/2014		2,910	2,251
3.789% due 10/10/2014		7	6

			15,036

CORPORATE BONDS & NOTES 12.3%
Ally Financial, Inc.
6.625% due 05/15/2012		10,432	10,861
7.000% due 02/01/2012		6,955	7,268
8.300% due 02/12/2015		6,200	6,835
Altria Group, Inc.
9.700% due 11/10/2018		11,500	15,193
American International Group, Inc.
0.399% due 10/18/2011		5,000	4,961
4.875% due 03/15/2067	EUR	5,500	5,806
5.600% due 10/18/2016		$1,300	1,346
5.750% due 03/15/2067	GBP	8,200	10,164
8.000% due 05/22/2068	EUR	4,600	5,963
8.250% due 08/15/2018		$300	347
Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	4,101
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,151
6.500% due 01/15/2014		1,000	1,111
Avnet, Inc.
6.625% due 09/15/2016		1,700	1,881
Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,747
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	10,100	13,823
4.250% due 04/05/2017		800	1,087

Bank of America Corp.
4.750% due 05/23/2017		12,700	15,356
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,300	1,484
Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,340
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,608
Brunswick Corp.
11.750% due 08/15/2013		3,000	3,562
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	2,979
Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	11,079
Citigroup, Inc.
0.828% due 01/16/2012	GBP	5,800	8,890
1.167% due 03/05/2014	EUR	400	501
3.625% due 11/30/2017		8,250	10,123
6.000% due 08/15/2017		$8,900	9,667
6.400% due 03/27/2013	EUR	1,800	2,572
CNA Financial Corp.
5.850% due 12/15/2014		$3,000	3,168
6.000% due 08/15/2011		3,600	3,696
Computer Sciences Corp.
6.500% due 03/15/2018		5,300	5,778
CSX Corp.
6.750% due 03/15/2011		2,300	2,326
Daimler Finance North America LLC
6.500% due 11/15/2013		400	453
HCP, Inc.
5.650% due 12/15/2013		6,000	6,449
5.950% due 09/15/2011		1,000	1,032
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,940
5.400% due 02/15/2012		2,700	2,740
5.750% due 06/15/2011		1,000	1,010
5.875% due 05/01/2013		8,850	8,994
6.500% due 09/01/2014		8,800	9,372
6.625% due 11/15/2013		8,000	8,210
6.750% due 09/01/2016		7,100	7,615
JPMorgan Chase & Co.
6.300% due 04/23/2019		1,300	1,482
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		4,670	4,709
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	500
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		6,800	1,700
6.875% due 05/02/2018 (a)		7,000	1,767
Lennar Corp.
5.950% due 10/17/2011		3,100	3,178
Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,338
Loews Corp.
5.250% due 03/15/2016		1,200	1,303
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,260
Marriott International, Inc.
6.375% due 06/15/2017		4,300	4,815
Masco Corp.
5.875% due 07/15/2012		1,000	1,049
Merrill Lynch & Co., Inc.
1.328% due 05/30/2014	EUR	7,000	8,784
1.335% due 08/25/2014		300	372
1.466% due 07/22/2014		10,000	12,561
1.764% due 09/27/2012		2,700	3,500
6.750% due 05/21/2013		1,600	2,267
6.875% due 04/25/2018		$100	110
Morgan Stanley
1.331% due 11/29/2013	EUR	5,050	6,440
1.377% due 04/13/2016		2,000	2,404
1.407% due 01/16/2017		1,550	1,838
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		$5,000	5,383
RBS Capital Trust I
4.709% due 12/29/2049		1,560	1,034
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,248
Reynolds American, Inc.
6.750% due 06/15/2017		500	560
Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,378
Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,639
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,650
SLM Corp.
5.125% due 08/27/2012		400	408
5.375% due 05/15/2014		600	603
8.450% due 06/15/2018		2,000	2,082
Southwest Airlines Co.
5.125% due 03/01/2017		1,100	1,106
6.500% due 03/01/2012		500	524
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,562
Sprint Capital Corp.
8.750% due 03/15/2032		800	812
Union Pacific Corp.
7.000% due 02/01/2016		1,000	1,179
Viacom, Inc.
6.250% due 04/30/2016		6,400	7,292
WM Covered Bond Program
3.875% due 09/27/2011	EUR	13,100	17,792
4.375% due 05/19/2014		6,800	9,495

			380,713

MORTGAGE-BACKED SECURITIES 7.8%
Adjustable Rate Mortgage Trust
2.996% due 09/25/2035		$664	506
American Home Mortgage Assets
0.451% due 05/25/2046		700	414
0.471% due 10/25/2046		2,447	1,344
0.491% due 09/25/2046		562	79
1.028% due 02/25/2047		7,250	3,629
1.248% due 11/25/2046		11,026	5,478
Banc of America Funding Corp.
2.799% due 02/20/2036		2,048	1,922
5.500% due 08/25/2035		11,773	11,779
5.655% due 03/20/2036		1,005	837
5.893% due 01/20/2047		701	509
5.941% due 10/20/2046		260	178
Banc of America Large Loan, Inc.
2.010% due 11/15/2015		8,675	7,746
Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		1,050	858
3.184% due 09/25/2035		218	187
5.297% due 04/25/2035		1,509	1,380
BCAP LLC Trust
0.431% due 01/25/2037		15,154	8,675
Bear Stearns Adjustable Rate Mortgage Trust
2.430% due 08/25/2035		2,882	2,732
2.730% due 03/25/2035		5,181	4,946
2.921% due 10/25/2033		447	453
2.934% due 03/25/2035		1,021	980
3.048% due 05/25/2034		761	710
3.200% due 02/25/2034		86	77
3.609% due 11/25/2034		23	23
4.530% due 05/25/2034		423	418
Bear Stearns Alt-A Trust
2.810% due 01/25/2036		137	76
2.955% due 09/25/2035		6,521	4,999
2.956% due 11/25/2035		245	146
2.992% due 08/25/2036 (a)		494	257
4.179% due 02/25/2036		7,688	3,938
4.720% due 08/25/2036 (a)		1,516	482
5.091% due 11/25/2036		1,286	898
5.208% due 11/25/2036		5,507	3,443
6.046% due 08/25/2036		4,025	2,662
Bear Stearns Mortgage Funding Trust
0.331% due 02/25/2037		2	2
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		7,533	7,439
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		1,865	1,760
2.560% due 08/25/2035		2,203	1,986
2.630% due 10/25/2035		8,053	7,111
2.820% due 12/25/2035		449	412
5.775% due 03/25/2037		2,334	1,344
5.873% due 09/25/2037		3,511	2,551
Countrywide Alternative Loan Trust
0.431% due 01/25/2037		1,533	914
0.441% due 02/20/2047		817	479
0.451% due 09/25/2046		2,348	1,425
0.456% due 12/20/2046		8,630	4,545
0.461% due 05/25/2036		166	94
0.471% due 03/20/2046		199	116
0.471% due 07/20/2046		1,999	939
0.471% due 07/25/2046		149	84
0.491% due 08/25/2046		537	114
0.611% due 05/25/2037		1,478	806
1.328% due 12/25/2035		213	137
1.828% due 11/25/2035		922	576
2.368% due 11/25/2035		785	491
5.250% due 06/25/2035		637	546
5.724% due 02/25/2037		625	461
6.000% due 10/25/2032		12	12
6.000% due 01/25/2037		2,951	2,148
6.000% due 04/25/2037		1,296	913
6.250% due 08/25/2037		1,070	773
Countrywide Home Loan Mortgage Pass-Through Trust
0.531% due 03/25/2035		2,060	1,625
0.551% due 04/25/2035		47	31
0.581% due 03/25/2035		1,543	970
0.591% due 02/25/2035		34	26
2.535% due 02/20/2036		2,651	1,768
2.984% due 08/25/2034		231	170
3.121% due 11/25/2034		953	775
4.186% due 11/19/2033		75	74
5.030% due 02/25/2047		1,088	672
5.185% due 03/25/2037		1,066	656
Credit Suisse First Boston Mortgage Securities Corp.
1.411% due 03/25/2034		776	658
2.028% due 05/25/2032		29	29
2.528% due 07/25/2033		78	74
2.705% due 08/25/2033		379	376
Downey Savings & Loan Association Mortgage Loan Trust
0.581% due 07/19/2045		414	105

First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	442		436
2.924% due 08/25/2035	461		378
First Republic Mortgage Loan Trust
0.610% due 11/15/2031	160		146
GMAC Mortgage Corp. Loan Trust
3.155% due 06/25/2034	96		83
Greenpoint Mortgage Funding Trust
0.341% due 10/25/2046	246		228
0.341% due 01/25/2047	266		255
0.441% due 01/25/2037	1,321		838
0.471% due 04/25/2036	1,092		666
0.531% due 11/25/2045	247		166
Greenpoint Mortgage Pass-Through Certificates
3.117% due 10/25/2033	88		76
GS Mortgage Securities Corp. II
0.356% due 03/06/2020	272		266
GSR Mortgage Loan Trust
2.050% due 03/25/2033	473		469
2.825% due 09/25/2035	1,963		1,883
3.038% due 01/25/2035	2,127		2,004
Harborview Mortgage Loan Trust
0.441% due 07/19/2046	2,783		1,718
0.451% due 09/19/2037	927		565
0.451% due 01/19/2038	2,395		1,609
0.481% due 05/19/2035	1,977		1,299
0.501% due 03/19/2036	373		231
2.960% due 07/19/2035	407		326
3.072% due 05/19/2033	810		810
Homebanc Mortgage Trust
5.750% due 04/25/2037	1,600		937
5.801% due 04/25/2037	899		768
Impac CMB Trust
1.261% due 07/25/2033	106		95
Indymac INDA Mortgage Loan Trust
5.061% due 11/25/2035	4,798		4,247
5.657% due 08/25/2036	1,600		1,156
Indymac INDB Mortgage Loan Trust
0.561% due 11/25/2035	530		263
Indymac Index Mortgage Loan Trust
0.451% due 04/25/2037	381		90
0.451% due 09/25/2046	7,006		4,194
0.501% due 06/25/2037	381		240
0.511% due 02/25/2037	1,100		301
0.561% due 06/25/2037 (a)	935		369
2.690% due 12/25/2034	276		204
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,114		1,029
5.550% due 10/25/2036	1,324		1,243
JPMorgan Mortgage Trust
2.190% due 11/25/2033	521		520
5.410% due 02/25/2036	1,971		1,835
5.421% due 09/25/2035	1,225		1,152
MASTR Adjustable Rate Mortgages Trust
0.471% due 04/25/2046	4,076		2,429
0.561% due 05/25/2047	1,700		595
2.899% due 11/21/2034	751		753
MASTR Alternative Loans Trust
0.661% due 03/25/2036	661		266
Mellon Residential Funding Corp.
0.740% due 06/15/2030	121		118
2.610% due 10/20/2029	72		67
Merrill Lynch Countrywide Commercial Mortgage Trust
5.965% due 08/12/2049	700		755
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036	2,203		1,705
0.511% due 08/25/2036	416		333
2.349% due 02/25/2033	268		253
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035	103		88
1.707% due 10/25/2035	4,854		4,431
RBSCF Trust
6.014% due 12/16/2049	4,600		4,921
Residential Accredit Loans, Inc.
0.411% due 02/25/2047	3,361		1,758
0.441% due 06/25/2046	6,115		2,555
0.461% due 12/25/2046	1,400		328
0.471% due 04/25/2046	97		43
0.531% due 05/25/2046	1,200		224
0.566% due 09/25/2046	1,956		159
Residential Asset Securitization Trust
0.711% due 12/25/2036 (a)	694		296
5.750% due 02/25/2036	636		458
6.250% due 10/25/2036 (a)	790		535
6.500% due 08/25/2036 (a)	1,166		710
Residential Funding Mortgage Securities I
3.274% due 09/25/2035	563		412
6.500% due 03/25/2032	102		105
Sovereign Commercial Mortgage Securities Trust
5.811% due 07/22/2030	2,200		2,275
Structured Adjustable Rate Mortgage Loan Trust
2.714% due 08/25/2035	1,402		1,138
2.765% due 04/25/2034	664		589
2.770% due 02/25/2034	468		447
5.156% due 09/25/2036	1,600		909
5.209% due 05/25/2036	1,600		1,232
5.210% due 09/25/2034	243		226
Structured Asset Mortgage Investments, Inc.
0.451% due 06/25/2036	218		144
0.471% due 05/25/2046	1,314		745
0.481% due 05/25/2036	2,209		1,315
0.481% due 09/25/2047	6,300		2,638
0.511% due 07/19/2035	183		172
0.511% due 09/25/2047	343		65
0.521% due 05/25/2046	701		156
0.561% due 08/25/2036	1,800		294
0.571% due 12/25/2035	21		13
0.841% due 07/19/2034	35		31
1.828% due 08/25/2047	3,393		2,083
Structured Asset Securities Corp.
2.856% due 10/25/2035	1,066		857
TBW Mortgage-Backed Pass-Through Certificates
0.371% due 01/25/2037	1		1
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046	267		263
0.381% due 10/25/2046	835		828
3.258% due 10/25/2043	193		184
WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	3,922		216
0.491% due 04/25/2045	75		63
0.521% due 11/25/2045	3,281		2,779
0.541% due 11/25/2045	864		668
0.571% due 01/25/2045	945		814
0.801% due 12/25/2027	2,746		2,438
1.028% due 03/25/2047	3,317		2,063
1.068% due 01/25/2047	1,737		1,065
1.078% due 06/25/2047	762		214
1.088% due 04/25/2047	7,496		5,034
1.308% due 06/25/2046	2,050		1,567
1.328% due 02/25/2046	610		472
1.538% due 05/25/2041	10		10
2.700% due 06/25/2033	222		213
2.722% due 04/25/2035	1,000		841
2.904% due 02/27/2034	885		905
3.154% due 07/25/2046	698		513
3.154% due 10/25/2046	419		322
5.000% due 02/25/2037	1,918		1,518
5.302% due 12/25/2036	7,531		5,794
5.492% due 02/25/2037	5,325		3,917
5.721% due 02/25/2037	1,940		1,514
Washington Mutual Alternative Mortgage
Pass-Through Certificates
0.511% due 07/25/2046	145		27
1.088% due 04/25/2047	791		171
1.098% due 04/25/2047	1,108		293
1.168% due 05/25/2047	747		222
1.268% due 07/25/2046	1,263		598
Wells Fargo Mortgage-Backed Securities Trust
2.831% due 07/25/2035	1,100		1,025
2.893% due 10/25/2035	600		496
3.040% due 06/25/2035	3,922		3,920
3.425% due 03/25/2036	8,261		7,347
4.682% due 12/25/2033	23		24
5.645% due 04/25/2036	802		304

			240,312

MUNICIPAL BONDS & NOTES 0.6%
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	3,800		3,831
California State General Obligation Bonds, Series 2010
7.600% due 11/01/2040	5,300		5,524
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	2,625		2,702
Los Angeles County, California Public Works
Financing Authority, Revenue Bonds, Series 2010
7.488% due 08/01/2033	8,000		7,864
Puerto Rico Sales Tax Financing Corp. Revenue
Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980		100

			20,021

PREFERRED SECURITIES 0.2%	SHARES
DG Funding Trust
0.681% due 08/01/2054	640		4,886
SLM Corp.
3.143% due 08/01/2054	20,000		378

			5,264

	PRINCIPAL AMOUNT (000s	)
U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
0.361% due 01/25/2021	$47		47
0.381% due 03/25/2034	169		167
0.461% due 10/27/2037	800		799
0.561% due 03/25/2036	114		114
0.691% due 11/25/2040	15,241		15,239
0.711% due 11/25/2040	15,217		15,200
0.761% due 10/25/2040 - 12/25/2040	29,929		29,960
1.530% due 06/01/2043 (h)	174		174
2.138% due 12/01/2034 (h)	737		760
2.415% due 11/01/2022	15		16

2.450% due 01/01/2023		52	53
2.487% due 08/01/2023 (h)		128	134
2.585% due 04/01/2032		54	54
2.590% due 06/01/2035		1,374	1,440
2.682% due 08/01/2036 (h)		422	442
2.688% due 11/01/2034		4,437	4,649
2.758% due 12/01/2030		17	18
5.370% due 12/01/2015 (h)		2,565	2,802
6.000% due 04/25/2043 - 07/25/2044		2,867	3,173
Freddie Mac
0.147% due 02/01/2011 (i)		266	266
0.196% due 05/04/2011 (i)		279	279
0.350% due 04/01/2011 (i)		3,187	3,188
0.610% due 12/15/2030		274	274
0.660% due 11/15/2016 - 03/15/2017		72	72
0.740% due 10/15/2040		10,626	10,626
1.158% due 10/15/2040		24,774	24,544
1.542% due 10/25/2044 - 02/25/2045		5,342	5,236
2.485% due 06/01/2022		123	128
3.004% due 09/01/2035 (h)		271	284
4.500% due 01/15/2016 - 07/15/2023		273	284
6.000% due 12/01/2033		1,740	1,890
6.500% due 11/15/2023		227	245
9.050% due 06/15/2019		3	3
Ginnie Mae
2.625% due 07/20/2022 - 08/20/2027		292	299
2.625% due 07/20/2025 (h)		154	158
3.125% due 11/20/2021 - 11/20/2030		205	211
3.375% due 05/20/2022 - 05/20/2030		387	400
3.375% due 04/20/2030 - 05/20/2030 (h)		356	368
6.000% due 08/20/2034		10,778	11,875
NCUA Guaranteed Notes
0.735% due 11/05/2020 (h)		79,132	78,638
0.821% due 12/08/2020		25,600	25,520
0.824% due 12/08/2020		4,400	4,394
Small Business Administration
5.110% due 04/01/2025		177	188
6.344% due 08/01/2011		101	104
6.640% due 02/01/2011		114	115

			244,830

U.S. TREASURY OBLIGATIONS 0.5%
Treasury Inflation Protected Securities (d)
1.250% due 07/15/2020 (f)(i)		13,940	14,293

Total United States (Cost $972,468)			968,768

SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2011		$5,551	5,551

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $5,665. Repurchase proceeds are $5,551.)
JAPAN TREASURY BILLS 2.0%
0.123% due 03/22/2011	JPY	5,020,000	61,852

U.S. TREASURY BILLS 1.1%
0.138% due 01/06/2011 - 06/16/2011 (c)(f)(g)(i)		$36,140	36,127

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 4.6%
		14,154,523	141,772

Total Short-Term Instruments (Cost $243,183)			245,302

Total Investments 101.4% (Cost $3,083,294)			$3,130,134
Written Options (k) (0.3%) (Premiums $9,359)			(10,197)
Other Assets and Liabilities (Net) (1.1%)			(32,394)

Net Assets 100.0%			$3,087,543

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $32,766 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $879 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $16,778 at a weighted average interest rate of 0.291%. On December 31, 2010, securities valued at $8,827 were pledged as collateral for reverse repurchase agreements.

(i)	Securities with an aggregate market value of $10,072 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	270	$623
Euro-Bobl March Futures	Long	03/2011	313	423
Euro-Bund 10-Year Bond March Futures	Long	03/2011	1,559	(1,649)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	223	22
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2011	223	29
United Kingdom Government 10-Year Bond March Futures	Long	03/2011	326	6

				$(546)

(j)	Swap agreements outstanding on December 31, 2010:

Credit	Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.105%		$5,000	$(54)	$0	$(54)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.435%		1,000	(21)	0	(21)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.321%		2,000	(15)	0	(15)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.608%		1,700	6	0	6
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.749%		1,500	(3)	0	(3)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.353%		3,000	(115)	0	(115)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	1.544%		3,000	(209)	0	(209)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.391%		2,669	(18)	0	(18)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.676%		5,000	24	0	24
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.676%		5,000	18	35	(17)
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	1.947%		3,000	61	0	61
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.027%		3,600	15	0	15
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	1.641%		5,300	193	0	193
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.088%		2,300	(1)	0	(1)
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.001%		1,000	52	243	(191)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	2.001%		1,000	(157)	485	(642)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.493%		1,000	(1)	0	(1)
HCP, Inc.	MSC	(2.030%	)	12/20/2013	0.950%		6,000	(194)	0	(194)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	1.338%		2,700	38	0	38
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.050%		8,850	(640)	(419)	(221)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	1.338%		2,900	42	0	42
International Lease Finance Corp.	MSC	(1.360%	)	06/20/2011	0.955%		1,000	(2)	49	(51)
International Lease Finance Corp.	MSC	(1.540%	)	12/20/2013	2.383%		1,000	23	133	(110)
Lennar Corp.	CITI	(6.000%	)	12/20/2011	1.288%		2,400	(115)	0	(115)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.123%		700	(51)	0	(51)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	1.772%		4,000	(261)	548	(809)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	1.772%		1,000	(107)	98	(205)
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.056%		1,150	41	0	41
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.720%		4,000	(155)	0	(155)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	0.898%		4,300	(216)	0	(216)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.173%		1,000	10	0	10
National Grid PLC	BCLY	(0.208%	)	06/20/2011	0.168%		4,300	(1)	0	(1)
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	0.625%		5,000	(21)	0	(21)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.375%		2,500	(15)	0	(15)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.248%		1,200	(1)	0	(1)
Reynolds American, Inc.	BCLY	(3.460%	)	06/20/2017	1.167%		500	(68)	0	(68)
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	0.610%		5,000	(63)	0	(63)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.853%		6,000	(32)	198	(230)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	0.853%		6,900	(55)	0	(55)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	1.152%		5,000	(295)	231	(526)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.165%		1,100	32	90	(58)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.351%		500	0	0	0
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	0.879%		5,000	5	0	5
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.819%		1,400	16	0	16
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.660%		7,000	(255)	0	(255)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.346%		800	(10)	31	(41)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.348%		200	(6)	(3)	(3)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.686%		6,400	(157)	0	(157)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.124%	GBP	2,425	(582)	0	(582)
WPP Group PLC	JPM	(3.750%	)	06/20/2017	1.124%		1,650	(396)	0	(396)

								$(3,716)	$1,719	$(5,435)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.746%		$5,700	$369	$105	$264
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.627%		8,300	491	151	340
Australia Government Bond	BOA	1.000%	06/20/2015	0.464%		18,100	428	311	117
BP Capital Markets America, Inc.	BCLY	1.000%	12/20/2015	0.894%		6,000	33	(106)	139
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.158%		300	11	(8)	19
Brazil Government International Bond	BCLY	1.000%	12/20/2011	0.572%		600	3	3	0
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.572%		2,700	12	11	1
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.572%		5,700	27	26	1
Brazil Government International Bond	RBS	1.000%	12/20/2011	0.572%		3,400	15	15	0
California State General Obligation Bonds, Series 2003	CITI	2.950%	12/20/2020	2.976%		6,300	(1)	0	(1)
California State General Obligation Bonds, Series 2003	GSC	2.910%	12/20/2020	2.976%		3,300	(8)	0	(8)
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	2.976%		9,700	(31)	0	(31)
China Government International Bond	DUB	1.000%	12/20/2015	0.659%		18,000	300	395	(95)
China Government International Bond	GSC	1.000%	12/20/2015	0.659%		900	15	20	(5)
China Government International Bond	MSC	1.000%	12/20/2015	0.659%		15,400	257	299	(42)
France Government Bond	BOA	0.250%	12/20/2015	1.062%		500	(19)	(12)	(7)
France Government Bond	CITI	0.250%	12/20/2015	1.062%		26,400	(1,004)	(694)	(310)
France Government Bond	DUB	0.250%	12/20/2015	1.062%		5,300	(201)	(128)	(73)
France Government Bond	GSC	0.250%	12/20/2015	1.062%		13,000	(494)	(320)	(174)
France Government Bond	HSBC	0.250%	12/20/2015	1.062%		11,700	(445)	(250)	(195)
France Government Bond	MSC	0.250%	12/20/2015	1.062%		2,800	(106)	(68)	(38)
France Government Bond	UBS	0.250%	12/20/2015	1.062%		8,900	(339)	(189)	(150)
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.611%		12,300	52	49	3
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.611%		11,500	48	48	0
Russia Government International Bond	CITI	1.000%	12/20/2011	0.556%		6,600	31	22	9
Russia Government International Bond	MLP	1.000%	12/20/2011	0.556%		12,500	59	45	14
Russia Government International Bond	MSC	1.000%	12/20/2011	0.556%		1,000	5	4	1
South Korea Government Bond	CITI	1.000%	12/20/2015	0.934%		8,800	31	96	(65)
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.401%	EUR	28,300	(270)	(416)	146
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.666%		$7,900	117	75	42
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.666%		8,700	128	65	63
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.666%		22,400	331	149	182
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.666%		28,800	426	187	239
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.715%		500	7	11	(4)
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.715%		19,200	268	432	(164)

							$546	$328	$218

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	$44,900	$330	$55	$275

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	21,500	$(62)	$0	$(62)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		35,500	(102)	0	(102)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		164,500	(428)	0	(428)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		149,400	(200)	109	(309)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		64,800	553	678	(125)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI	AUD	12,500	(20)	(5)	(15)
Pay	3-Month USD-LIBOR	4.000%	12/16/2020	BCLY	$	53,600	(1,742)	(482)	(1,260)
Pay	3-Month USD-LIBOR	4.000%	12/16/2020	BOA		71,400	(2,386)	(229)	(2,157)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	11,220,000	3,377	2,054	1,323
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		2,860,000	861	499	362
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		6,790,000	4,758	(269)	5,027
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		2,390,000	1,675	(97)	1,772

							$6,284	$2,258	$4,026

(k)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$ 122.000	01/21/2011	400	$305	$134
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	791	339	452
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	791	493	334

				$1,137	$920

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	0.500%	02/14/2011	$133,900	$186	$101
Call - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.500%	02/14/2011	133,900	94	112
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	99,700	878	1,352
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	6,800	40	92
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	176,300	1,396	2,391
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	18,700	168	236
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	40,400	411	509
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,400	330	383
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	26,000	270	392
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,500	266	309
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	28,600	271	361
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	24,800	243	374
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	28,900	320	364
Put -OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	25,700	154	17

							$5,027	$6,993

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.500%	03/16/2011	$	50,400	$149	$31
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		18,000	28	12
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		60,500	237	37
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	5,600	21	4
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.200%	03/16/2011		15,300	92	82
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.600%	03/16/2011		13,500	67	23
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.300%	03/16/2011		20,100	109	80
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.500%	03/16/2011		45,100	239	105
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		88,900	452	155
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		28,800	102	20
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.200%	03/16/2011		29,700	179	160

							$1,675	$709

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	$	0.953	01/31/2011	AUD	23,100	$235	$31
Call - OTC EUR versus USD		1.333	01/31/2011	EUR	8,200	149	187
Call - OTC USD versus KRW	KRW	1,227.000	03/17/2011	$	24,900	329	204

						$713	$422

Straddle Options

Description	Counterparty	Exercise Price(6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$18,400	$97	$149
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	9,300	47	75
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	47,000	511	789

					$655	$1,013

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$6,400	$82	$65
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	7,100	70	75

						$152	$140

(l)	Restricted securities as of December 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,342	$4,987	0.16%

(m)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,387	01/2011	BCLY	$61	$0	$61
Sell		200	01/2011	BCLY	0	(2)	(2)
Sell		729	01/2011	BNP	0	(27)	(27)
Sell		235	01/2011	BOA	0	(9)	(9)
Sell		150	01/2011	CITI	0	0	0
Sell		34,804	01/2011	HSBC	0	(956)	(956)
Buy		300	01/2011	JPM	12	0	12
Sell		14,550	01/2011	RBS	0	(900)	(900)
Buy		200	02/2011	CITI	1	0	1
Buy	BRL	1,980	03/2011	CITI	17	0	17
Buy	CAD	5,958	02/2011	BNP	141	0	141
Sell		59,110	02/2011	DUB	0	(708)	(708)
Buy		9,117	02/2011	RBC	216	0	216
Sell	CLP	31,472	01/2011	DUB	0	(2)	(2)
Buy		31,472	01/2011	JPM	3	0	3
Buy		31,472	06/2011	DUB	2	0	2
Sell	CNY	60,413	01/2011	BCLY	0	(211)	(211)
Buy		43,649	01/2011	BOA	74	0	74
Sell		97,731	01/2011	CITI	0	(373)	(373)
Buy		123,853	01/2011	HSBC	238	0	238
Buy		47,760	01/2011	JPM	83	0	83
Sell		110,909	01/2011	JPM	0	(378)	(378)
Buy		53,791	01/2011	MSC	78	0	78
Buy		17,691	04/2011	BCLY	26	0	26
Sell		79,397	04/2011	CITI	6	(13)	(7)
Buy		9,134	04/2011	CSFB	13	0	13
Buy		5,842	04/2011	HSBC	8	0	8
Buy		7,012	04/2011	JPM	9	0	9
Buy		39,717	04/2011	MSC	57	0	57
Buy		60,529	06/2011	BCLY	223	0	223
Buy		35,403	06/2011	DUB	49	(14)	35
Buy		33,238	06/2011	HSBC	143	0	143
Buy		49,970	06/2011	JPM	60	0	60
Buy		125,854	06/2011	RBS	513	0	513
Buy		23,164	09/2011	BOA	86	0	86
Buy		22,802	09/2011	CITI	82	0	82
Buy		71,233	09/2011	HSBC	269	0	269
Buy		136,419	09/2011	JPM	544	0	544
Buy		21,737	11/2011	BCLY	15	(4)	11
Buy		12,780	11/2011	JPM	0	(12)	(12)
Buy		14,754	11/2011	RBS	4	0	4
Buy		25,039	09/2015	BCLY	46	0	46
Buy		8,289	09/2015	BOA	29	0	29
Buy		97,612	09/2015	CITI	92	0	92
Buy		23,610	09/2015	JPM	21	0	21
Buy		7,998	09/2015	MSC	30	0	30
Buy	DKK	35,975	02/2011	BCLY	88	0	88
Sell		606	02/2011	BCLY	5	0	5
Buy		741	02/2011	CSFB	0	(7)	(7)
Buy		461	02/2011	JPM	0	(3)	(3)
Sell		14,480	02/2011	RBC	99	0	99
Buy	EUR	746	01/2011	BCLY	20	0	20
Sell		2,592	01/2011	BCLY	0	(34)	(34)
Buy		40,907	01/2011	BNP	670	0	670
Buy		56,218	01/2011	BOA	1,179	0	1,179
Buy		432,616	01/2011	CITI	2,945	0	2,945
Sell		136,852	01/2011	CITI	5,370	0	5,370
Sell		2,249	01/2011	CSFB	11	0	11
Buy		3,370	01/2011	HSBC	76	0	76
Buy		64,358	01/2011	MSC	0	(2,539)	(2,539)
Sell		8,100	01/2011	MSC	415	0	415
Buy		12,745	01/2011	RBC	78	0	78
Sell		11,448	01/2011	RBC	2	(98)	(96)
Buy		400,874	01/2011	RBS	3,314	(595)	2,719
Sell		940,055	01/2011	RBS	188	(26,063)	(25,875)
Buy		82,255	01/2011	UBS	58	(1,318)	(1,260)
Sell		7,000	01/2011	UBS	0	(18)	(18)
Sell		432,339	02/2011	CITI	0	(2,926)	(2,926)
Sell		11,928	02/2011	RBC	35	0	35
Sell		359,502	02/2011	RBS	0	(2,866)	(2,866)
Buy	GBP	2,548	01/2011	BCLY	13	(10)	3
Sell		174,077	01/2011	BNP	3,545	0	3,545
Sell		12,063	01/2011	CSFB	243	0	243
Sell		159,718	01/2011	DUB	3,301	0	3,301
Sell		1,048	03/2011	BCLY	0	(13)	(13)
Sell		5,272	03/2011	BNP	0	(46)	(46)
Buy		903	03/2011	CITI	2	0	2
Buy	IDR	33,620,120	07/2011	CITI	26	(8)	18
Buy		30,077,980	07/2011	HSBC	75	0	75
Buy		9,995,000	07/2011	JPM	2	0	2
Buy		19,383,000	10/2011	DUB	0	(2)	(2)
Buy		40,919,580	10/2011	RBS	0	(25)	(25)
Buy	INR	154,800	03/2011	CITI	10	0	10
Sell		88	03/2011	HSBC	0	0	0
Sell		91	03/2011	JPM	0	0	0
Buy		260,580	03/2011	RBS	0	(5)	(5)
Sell		104	03/2011	UBS	0	0	0
Buy	JPY	149,114	01/2011	BCLY	46	0	46
Sell		1,943,798	01/2011	GSC	0	(850)	(850)
Sell		1,535,363	01/2011	HSBC	0	(470)	(470)
Sell		1,157,023	01/2011	RBC	0	(511)	(511)
Sell		2,314,045	01/2011	RBS	0	(973)	(973)
Buy		704,034	01/2011	UBS	172	0	172
Sell		5,020,000	03/2011	DUB	0	(1,838)	(1,838)
Buy	KRW	4,745,525	01/2011	BCLY	44	0	44
Buy		1,006,200	01/2011	HSBC	0	(11)	(11)
Buy		2,761,490	01/2011	JPM	0	(9)	(9)
Sell		26,834,044	01/2011	JPM	0	(482)	(482)
Buy		18,320,828	01/2011	MSC	0	(149)	(149)
Buy		7,919,700	05/2011	BCLY	0	(37)	(37)
Buy		15,017,148	05/2011	CITI	7	(44)	(37)
Buy		445,143	05/2011	GSC	1	0	1
Buy		1,042,000	05/2011	HSBC	0	(7)	(7)
Buy		29,237,344	05/2011	JPM	568	0	568
Buy		2,089,000	05/2011	RBS	0	0	0
Buy	MXN	44,371	02/2011	BCLY	146	0	146
Buy		76,378	02/2011	CITI	225	0	225
Buy		202,006	02/2011	MSC	349	0	349
Buy	MYR	90	02/2011	BCLY	0	0	0
Buy		90	02/2011	CITI	0	0	0
Buy		370	02/2011	DUB	2	0	2
Buy		80	02/2011	RBS	0	0	0
Buy	NOK	47,726	02/2011	CITI	82	0	82
Buy	PHP	40,000	06/2011	BOA	0	(5)	(5)
Buy		638,130	06/2011	CITI	115	(30)	85
Buy		145,709	06/2011	DUB	38	0	38
Buy		109,468	06/2011	HSBC	23	0	23
Buy		149,686	06/2011	JPM	38	0	38
Buy		282,168	06/2011	MSC	96	0	96
Buy		96,034	06/2011	RBS	0	(20)	(20)
Sell	SEK	1,488	02/2011	RBC	0	0	0
Sell	SGD	1,068	03/2011	CITI	0	(36)	(36)
Buy		1,825	03/2011	GSC	45	0	45
Buy		3,924	03/2011	HSBC	58	0	58
Buy	TWD	3,194	01/2011	DUB	3	0	3
Sell		1,041	01/2011	DUB	0	(2)	(2)
Sell		638	01/2011	JPM	0	(2)	(2)
Sell		982	01/2011	MSC	0	(2)	(2)
Sell		532	01/2011	UBS	0	(1)	(1)
Sell		3,707	04/2011	DUB	0	(6)	(6)

					$27,079	$(45,670)	$(18,591)

(n)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Australia
Bank Loan Obligations	$0	$7,603	$0	$7,603
Corporate Bonds & Notes	0	87,465	0	87,465
Mortgage-Backed Securities	0	17,852	0	17,852
Sovereign Issues	0	3,461	0	3,461
Canada
Asset-Backed Securities	0	20,446	0	20,446
Corporate Bonds & Notes	0	18,366	0	18,366
Sovereign Issues	0	23,526	0	23,526
Cayman Islands
Asset-Backed Securities	0	0	1,474	1,474
Corporate Bonds & Notes	0	27,789	3,999	31,788
Denmark
Corporate Bonds & Notes	0	8,922	0	8,922
France
Asset-Backed Securities	0	234	0	234
Corporate Bonds & Notes	0	155,752	0	155,752
Sovereign Issues	0	140,947	0	140,947
Germany
Asset-Backed Securities	0	58	0	58
Bank Loan Obligations	0	13,150	0	13,150
Corporate Bonds & Notes	0	74,462	0	74,462
Sovereign Issues	0	271,614	0	271,614
Ireland
Asset-Backed Securities	0	5,297	0	5,297
Mortgage-Backed Securities	0	5,635	0	5,635
Italy
Mortgage-Backed Securities	0	46	0	46
Japan
Sovereign Issues	0	48,337	0	48,337
Jersey, Channel Islands
Asset-Backed Securities	0	1,414	0	1,414
Corporate Bonds & Notes	0	6,815	0	6,815
Luxembourg
Corporate Bonds & Notes	0	21,129	0	21,129
Mexico
Corporate Bonds & Notes	0	382	0	382
Netherlands
Asset-Backed Securities	0	6,515	0	6,515
Corporate Bonds & Notes	0	130,659	0	130,659
Mortgage-Backed Securities	0	2,778	0	2,778
Sovereign Issues	0	21,906	0	21,906
Norway
Corporate Bonds & Notes	0	26,174	0	26,174
Russia
Corporate Bonds & Notes	0	11,489	0	11,489
South Korea
Sovereign Issues	0	5,959	0	5,959
Supranational
Corporate Bonds & Notes	0	23,625	0	23,625
Sweden
Corporate Bonds & Notes	0	3,517	0	3,517
Switzerland
Corporate Bonds & Notes	0	8,341	0	8,341
United Kingdom
Corporate Bonds & Notes	0	168,744	18,486	187,230
Mortgage-Backed Securities	0	45,496	0	45,496
Sovereign Issues	0	476,200	0	476,200
United States
Asset-Backed Securities	0	48,299	0	48,299
Bank Loan Obligations	0	15,036	0	15,036
Corporate Bonds & Notes	0	380,713	0	380,713
Mortgage-Backed Securities	0	240,096	216	240,312
Municipal Bonds & Notes	0	20,021	0	20,021
Preferred Securities	378	0	4,886	5,264
U.S. Government Agencies	0	136,278	108,552	244,830
U.S. Treasury Obligations	0	14,293	0	14,293
Short-Term Instruments
Repurchase Agreements	0	5,551	0	5,551
Japan Treasury Bills	0	61,852	0	61,852
U.S. Treasury Bills	0	36,127	0	36,127
PIMCO Short-Term Floating NAV Portfolio	141,772	0	0	141,772
	$142,150	$2,850,371	$137,613	$3,130,134
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,306	0	2,306
Foreign Exchange Contracts	0	27,079	0	27,079
Interest Rate Contracts	1,103	8,484	0	9,587
	$1,103	$37,869	$0	$38,972
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7,957)	0	(7,957)
Foreign Exchange Contracts	0	(46,092)	0	(46,092)
Interest Rate Contracts	(1,649)	(12,371)	(1,153)	(15,173)
	$(1,649)	$(66,420)	$(1,153)	$(69,222)
Totals	$ 141,604	$2,821,820	$136,460	$3,099,884

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory(3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Canada
Corporate Bonds & Notes	$2,888	$0	$0	$85	$0	$32	$0	$(3,005)	$0	$0
Cayman Islands
Asset-Backed Securities	0	1,704	(252)	6	10	6	0	0	1,474	6
Corporate Bonds & Notes	0	0	0	0	0	0	3,999	0	3,999	0
Jersey, Channel Islands
Asset-Backed Securities	1,902	0	(442)	(1)	(10)	(35)	0	(1,414)	0	0
United Kingdom
Corporate Bonds & Notes	430	0	0	0	0	10	18,486	(440)	18,486	0
United States
Mortgage-Backed Securities	0	60	0	0	0	156	0	0	216	156
Preferred Securities	5,216	0	0	0	0	(330)	0	0	4,886	(330)
U.S. Government Agencies	0	109,500	(368)	0	0	(580)	0	0	108,552	(580)

	$10,436	$111,264	$(1,062)	$90	$0	$(741)	$22,485	$(4,859)	$137,613	$(748)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(808)	$0	$0	$(345)	$0	$0	$(1,153)	$(345)

Totals	$10,436	$111,264	$(1,870)	$90	$0	$(1,086)	$22,485	$(4,859)	$136,460	$(1,093)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Fundamental Advantage Total Return Strategy Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
American General Finance Corp.
7.250% due 04/21/2015		$1,000	$1,015

Total Bank Loan Obligations (Cost $987)			1,015

CORPORATE BONDS & NOTES 29.0%
BANKING & FINANCE 20.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,800	6,148
7.700% due 08/07/2013		2,500	2,780
8.700% due 08/07/2018		4,600	5,688
Ally Financial, Inc.
5.375% due 06/06/2011		12,300	12,438
6.000% due 12/15/2011		1,400	1,442
6.000% due 05/23/2012		7,717	7,987
6.625% due 05/15/2012		7,500	7,762
6.875% due 09/15/2011		2,200	2,272
6.875% due 08/28/2012		6,000	6,300
7.250% due 03/02/2011		16,700	16,867
7.500% due 09/15/2020		1,200	1,265
8.000% due 11/01/2031		4,000	4,290
American Express Co.
6.150% due 08/28/2017		2,100	2,370
7.000% due 03/19/2018		800	933
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		1,800	1,792
American General Capital II
8.500% due 07/01/2030		15,000	16,238
American General Finance Corp.
0.564% due 08/17/2011		3,200	3,018
4.125% due 11/29/2013	EUR	10,000	11,239
5.200% due 12/15/2011		$6,600	6,443
6.900% due 12/15/2017		175	142
American General Institutional Capital B
8.125% due 03/15/2046		12,450	12,668
American International Group, Inc.
0.399% due 10/18/2011		6,500	6,450
1.179% due 04/26/2011	EUR	1,000	1,328
4.000% due 09/20/2011		900	1,204
4.950% due 03/20/2012		$500	517
5.850% due 01/16/2018		16,900	17,476
6.250% due 05/01/2036		9,500	9,175
6.400% due 12/15/2020		30,100	31,639
ANZ National International Ltd.
6.200% due 07/19/2013		900	992
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	820
Bank of America Corp.
4.875% due 09/15/2012		2,350	2,455
6.500% due 08/01/2016		4,300	4,671
8.125% due 12/29/2049		500	505
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	1,047
Bank of Montreal
2.850% due 06/09/2015		2,500	2,542
Bank of Nova Scotia
1.650% due 10/29/2015		3,200	3,062
Bank of Scotland PLC
4.880% due 04/15/2011		18,900	19,106
Barclays Bank PLC
5.000% due 09/22/2016		5,500	5,827
10.000% due 05/21/2021	GBP	1,209	2,300
10.179% due 06/12/2021		$3,000	3,742
14.000% due 11/29/2049	GBP	1,000	1,879
BBVA Bancomer S.A.
7.250% due 04/22/2020		$7,600	8,058
Bear Stearns Cos. LLC
0.518% due 01/31/2011		2,250	2,251
6.400% due 10/02/2017		250	285
7.250% due 02/01/2018		2,000	2,374
BNP Paribas
0.690% due 04/08/2013		10,500	10,416
BPCE S.A.
2.375% due 10/04/2013		1,300	1,297
CIT Group, Inc.
7.000% due 05/01/2013		2,200	2,250
7.000% due 05/01/2014		3,200	3,240
Citigroup, Inc.
0.427% due 03/16/2012		15,810	15,706
2.286% due 08/13/2013		4,300	4,376
4.750% due 02/10/2019	EUR	2,000	2,440
5.100% due 09/29/2011		$7,300	7,530
5.300% due 10/17/2012		10,657	11,291
5.500% due 04/11/2013		8,640	9,205
5.500% due 10/15/2014		5,700	6,147
6.125% due 11/21/2017		3,600	3,951
6.500% due 08/19/2013		1,500	1,648
Comerica Bank
0.394% due 05/24/2011		3,100	3,099
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	8,800	11,173
11.000% due 06/29/2049		$14,300	18,537
Countrywide Financial Corp.
5.125% due 02/17/2011	GBP	616	964
5.800% due 06/07/2012		$6,215	6,541
Credit Agricole S.A.
8.375% due 10/29/2049		3,200	3,304
Credit Suisse
0.976% due 05/29/2049		4,100	3,039
Dexia Credit Local
2.000% due 03/05/2013		50,920	51,234
Dexia Credit Local S.A.
0.703% due 03/05/2013		23,400	23,337
0.953% due 09/23/2011		4,700	4,713
FCE Bank PLC
7.875% due 02/15/2011	GBP	2,000	3,142
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		$15,900	16,060
7.000% due 10/01/2013		8,600	9,226
7.250% due 10/25/2011		1,800	1,861
7.375% due 02/01/2011		3,300	3,310
7.500% due 08/01/2012		15,900	16,911
9.875% due 08/10/2011		2,600	2,707
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	500	683
General Electric Capital Corp.
5.875% due 01/14/2038		$3,000	3,125
Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		7,440	7,807
Goldman Sachs Group, Inc.
0.753% due 03/22/2016		2,300	2,175
1.393% due 01/30/2017	EUR	12,500	15,357
6.150% due 04/01/2018		$2,300	2,537
6.250% due 09/01/2017		3,800	4,199
6.375% due 05/02/2018	EUR	400	577
GSPA Monetization Trust
6.422% due 10/09/2029		$7,102	7,073
ICICI Bank Ltd.
5.500% due 03/25/2015		5,000	5,208
ING Bank NV
1.103% due 03/30/2012		9,900	9,870
2.625% due 02/09/2012		12,400	12,672
International Lease Finance Corp.
0.633% due 07/01/2011		4,500	4,429
0.639% due 07/13/2012		6,400	6,093
1.425% due 08/15/2011	EUR	3,600	4,735
4.750% due 01/13/2012		$1,400	1,416
5.000% due 09/15/2012		5,386	5,447
5.400% due 02/15/2012		1,400	1,421
5.750% due 06/15/2011		3,400	3,434
6.750% due 09/01/2016		2,600	2,788
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		12,500	12,904
JPMorgan Chase & Co.
0.459% due 01/17/2011		2,084	2,084
1.053% due 09/30/2013		1,000	1,004
4.250% due 10/15/2020		1,800	1,761
7.900% due 04/29/2049		2,200	2,346
JPMorgan Chase Capital XXI
1.236% due 01/15/2087		3,300	2,579
KeyBank N.A.
1.166% due 11/21/2011	EUR	800	1,053
LeasePlan Corp. NV
3.125% due 02/10/2012		100	136
Lehman Brothers Holdings, Inc.
3.375% due 01/26/2017(a)		$900	210
Macquarie Bank Ltd.
3.300% due 07/17/2014		8,600	9,094
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,388
Merrill Lynch & Co., Inc.
0.486% due 02/15/2011		1,600	1,595
0.533% due 06/05/2012		4,600	4,559
1.328% due 05/30/2014	EUR	1,900	2,384
6.875% due 04/25/2018		$8,700	9,535
Metropolitan Life Global Funding I
0.689% due 07/13/2011		10,900	10,914
Morgan Stanley
0.769% due 10/15/2015		5,700	5,350
2.786% due 05/14/2013		400	415
4.100% due 01/26/2015		27,000	27,417
7.300% due 05/13/2019		100	113
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	14,610	21,298
National Australia Bank Ltd.
2.550% due 01/13/2012		$3,000	3,056
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,489
Nomura Holdings, Inc.
5.000% due 03/04/2015		45,000	46,961
Nordea Bank AB
4.875% due 01/27/2020		10,000	10,278
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	3,882
Pacific Life Global Funding
0.533% due 06/22/2011		3,094	3,087
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,053
Pricoa Global Funding I
0.388% due 01/30/2012		900	895
0.503% due 09/27/2013		700	690
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	963
Royal Bank of Scotland Group PLC
0.686% due 04/08/2011		7,000	7,003
1.450% due 10/20/2011		2,800	2,816
3.000% due 12/09/2011		52,600	53,707
4.875% due 08/25/2014		200	205
6.990% due 10/29/2049		17,000	13,175

Santander U.S. Debt S.A. Unipersonal
1.103% due 03/30/2012		19,000	18,786
SLM Corp.
0.502% due 03/15/2011		2,700	2,690
0.588% due 01/27/2014		9,200	8,293
2.750% due 03/15/2011	CHF	2,100	2,247
3.263% due 01/31/2014		$900	834
5.000% due 10/01/2013		545	547
5.425% due 12/15/2011	AUD	11,000	10,830
5.450% due 04/25/2011		$600	605
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		800	931
State Bank of India
4.500% due 07/27/2015		4,800	4,912
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,400	5,317
SunTrust Bank
1.134% due 12/20/2011	EUR	2,900	3,766
Temasek Financial I Ltd.
4.300% due 10/25/2019		$1,000	1,023
TNK-BP Finance S.A.
6.625% due 03/20/2017		4,900	5,218
7.250% due 02/02/2020		2,500	2,731
7.500% due 07/18/2016		2,300	2,553
UBS AG
1.384% due 02/23/2012		3,000	3,026
5.750% due 04/25/2018		400	435
Wachovia Corp.
0.419% due 10/15/2011		5,500	5,505
0.572% due 06/15/2017		1,000	919
5.750% due 02/01/2018		1,000	1,112
Wells Fargo & Co.
7.980% due 03/29/2049		23,700	25,122
Wells Fargo Capital XIII
7.700% due 12/29/2049		6,100	6,336
Westpac Banking Corp.
0.769% due 07/16/2014		1,000	1,006

			1,006,631

INDUSTRIALS 5.4%
Alcoa, Inc.
6.150% due 08/15/2020		4,500	4,629
Altria Group, Inc.
4.125% due 09/11/2015		3,300	3,454
Amgen, Inc.
6.900% due 06/01/2038		2,600	3,165
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015		4,400	4,638
5.375% due 01/15/2020		4,400	4,776
BMW Finance NV
5.250% due 05/21/2012		2,800	2,965
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		6,900	6,807
Codelco, Inc.
7.500% due 01/15/2019		300	366
Continental Airlines, Inc.
6.750% due 09/15/2015		19,700	20,390
Cox Communications, Inc.
6.750% due 03/15/2011		13,310	13,471
CSN Islands XI Corp.
6.875% due 09/21/2019		1,100	1,194
CSN Resources S.A.
6.500% due 07/21/2020		1,100	1,166
Daimler Finance North America LLC
5.750% due 09/08/2011		11,200	11,575
7.300% due 01/15/2012		3,700	3,932
Dell, Inc.
5.650% due 04/15/2018		1,600	1,755
Devon Financing Corp. ULC
6.875% due 09/30/2011		20,000	20,898
DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,281
Dow Chemical Co.
4.850% due 08/15/2012		3,100	3,269
6.000% due 10/01/2012		10,170	10,961
Duke University
4.200% due 04/01/2014		900	972
5.150% due 04/01/2019		800	873
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		5,000	5,681
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		1,200	1,236
7.343% due 04/11/2013		100	109
8.146% due 04/11/2018		600	698
8.625% due 04/28/2034		3,300	3,976
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,500	1,511
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,792
HCA, Inc.
7.875% due 02/15/2020		2,800	3,010
Kraft Foods, Inc.
2.625% due 05/08/2013		3,500	3,602
Noble Group Ltd.
4.875% due 08/05/2015		1,200	1,238
6.750% due 01/29/2020		5,000	5,553
Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,071
Northwest Airlines 2001-2 Class B Pass-Through Trust
1.336% due 08/06/2011		8,455	8,211
Oracle Corp.
5.750% due 04/15/2018		2,700	3,093
Pearson Dollar Finance PLC
5.500% due 05/06/2013		1,700	1,834
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	345
Petrobras International Finance Co.
5.750% due 01/20/2020		$10,400	10,843
5.875% due 03/01/2018		2,300	2,461
7.875% due 03/15/2019		8,300	9,854
8.375% due 12/10/2018		2,400	2,931
Petroleos Mexicanos
5.500% due 01/21/2021		9,400	9,564
6.000% due 03/05/2020		3,700	3,940
8.000% due 05/03/2019		1,100	1,331
Philip Morris International, Inc.
6.375% due 05/16/2038		400	466
Princeton University
5.700% due 03/01/2039		800	862
Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,100	1,287
Reynolds American, Inc.
1.002% due 06/15/2011		3,100	3,104
Shell International Finance BV
5.500% due 03/25/2040		1,900	2,043
Southern Co.
5.300% due 01/15/2012		5,000	5,230
Suncor Energy, Inc.
6.100% due 06/01/2018		4,000	4,606
Time Warner, Inc.
6.100% due 07/15/2040		20,600	21,691
Total Capital S.A.
4.450% due 06/24/2020		1,400	1,454
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,759
Vale Overseas Ltd.
5.625% due 09/15/2019		3,100	3,317
6.875% due 11/10/2039		2,200	2,442
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		2,200	2,513

			263,195

UTILITIES 2.9%
AT&T, Inc.
4.850% due 02/15/2014		8,500	9,199
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		5,800	6,583
Cleco Power LLC
6.000% due 12/01/2040		11,700	11,467
Commonwealth Edison Co.
6.150% due 03/15/2012		5,028	5,341
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		8,500	8,452
EDF S.A.
4.600% due 01/27/2020		1,100	1,139
5.500% due 01/26/2014		300	330
5.600% due 01/27/2040		15,000	15,491
6.500% due 01/26/2019		300	351
6.950% due 01/26/2039		300	356
NGPL PipeCo LLC
6.514% due 12/15/2012		9,000	9,718
NRG Energy, Inc.
7.375% due 02/01/2016		10,000	10,275
Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,371
5.300% due 05/01/2018		1,100	1,232
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	191
4.750% due 02/16/2021		500	479
Qwest Corp.
3.552% due 06/15/2013		11,700	12,285
7.875% due 09/01/2011		20,200	20,856
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		700	755
Telecom Italia Capital S.A.
0.899% due 07/18/2011		5,750	5,736
Telefonica Emisiones SAU
0.616% due 02/04/2013		3,000	2,949
Verizon Wireless Capital LLC
2.884% due 05/20/2011		6,077	6,138
Vodafone Group PLC
5.000% due 12/16/2013		5,400	5,882

			139,576

Total Corporate Bonds & Notes (Cost $1,366,626)			1,409,402

CONVERTIBLE BONDS & NOTES 1.0%
BANKING & FINANCE 0.4%
Boston Properties LP
2.875% due 02/15/2037		2,000	2,040
National City Corp.
4.000% due 02/01/2011		16,200	16,301

			18,341

INDUSTRIALS 0.6%
Amgen, Inc.
0.125% due 02/01/2011	5,600	5,621
Bristol-Myers Squibb Co.
0.000% due 09/15/2023	3,200	3,008
Chesapeake Energy Corp.
2.250% due 12/15/2038	1,200	941
Transocean, Inc.
1.500% due 12/15/2037	20,200	19,998

		29,568

Total Convertible Bonds & Notes (Cost $46,380)		47,909

MUNICIPAL BONDS & NOTES 3.4%
ALASKA 0.0%
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	2,600	1,557

CALIFORNIA 1.2%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2010
7.046% due 12/01/2044	1,300	1,271
California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.793% due 04/01/2030	2,180	2,188
6.907% due 10/01/2050	1,600	1,606
6.918% due 04/01/2040	11,700	11,794
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	106
7.500% due 04/01/2034	100	104
7.550% due 04/01/2039	100	104
California State General Obligation Bonds, Series 2010
7.600% due 11/01/2040	3,500	3,648
7.950% due 03/01/2036	8,500	8,726
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	1,100	1,094
California State Palomar Community College District General Obligation Bonds, Series 2010
7.194% due 08/01/2045	1,000	961
California State Riverside Community College District General Obligation Bonds, Series 2010
6.971% due 08/01/2035	200	197
7.021% due 08/01/2040	500	490
California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	2,000	1,983
Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.600% due 08/01/2042	4,000	4,057
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
6.603% due 07/01/2050	1,600	1,650
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	1,200	1,244
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.713% due 06/01/2039	1,300	1,215
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	14,100	13,798
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	2,500	2,427
University of California Revenue Bonds, Series 2010
1.988% due 05/15/2050	600	597

		59,260

GEORGIA 0.2%
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	10,000	9,682

ILLINOIS 1.4%
Chicago, Illinois General Obligation Bonds, Series 2010
7.517% due 01/01/2040	20,100	20,301
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	106
6.899% due 12/01/2040	1,600	1,587
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	1,200	1,095
Illinois State General Obligation Bonds, Series 2010
5.663% due 02/01/2022	30,000	28,173
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	17,800	17,800
Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	510

		69,572

NEW JERSEY 0.1%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	73
5.000% due 06/01/2041	1,900	1,133
New Jersey State Turnpike Authority Revenue Bonds, Series 2010
7.102% due 01/01/2041	2,700	2,929

		4,135

NEW YORK 0.1%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
6.011% due 06/15/2042	1,000	1,000
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.932% due 11/01/2036	1,600	1,510
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,548

		4,058

OHIO 0.2%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
8.084% due 02/15/2050	3,500	3,730
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	7,800	5,143

		8,873

TEXAS 0.2%
San Antonio, Texas Revenue Bonds, Series 2010
5.808% due 02/01/2041	8,900	8,885

Total Municipal Bonds & Notes (Cost $169,665)		166,022

U.S. GOVERNMENT AGENCIES 47.6%
Fannie Mae
0.611% due 07/25/2037	11,713	11,761
0.641% due 07/25/2037	13,139	13,211
0.661% due 09/25/2035	10,135	10,133
0.671% due 09/25/2035	20,449	20,452
0.711% due 09/25/2035	5,697	5,701
0.750% due 12/18/2013	24,900	24,640
0.981% due 06/25/2037	22,642	22,871
0.991% due 06/25/2040	117,459	118,370
1.000% due 09/23/2013	3,100	3,097
1.001% due 03/25/2040	20,018	20,250
1.125% due 09/30/2013	300	301
1.250% due 08/20/2013	200	201
1.625% due 10/26/2015 (h)	53,500	52,205
1.750% due 02/22/2013 - 05/07/2013	6,300	6,438
2.049% due 07/01/2035	976	1,006
2.221% due 03/01/2034	844	875
2.447% due 12/01/2034	969	997
2.500% due 05/15/2014	700	727
2.750% due 02/05/2014 - 03/13/2014	1,700	1,778
2.875% due 12/11/2013	400	421
3.000% due 09/16/2014	900	949
3.500% due 01/01/2041	27,000	25,820
4.000% due 09/01/2013 - 02/01/2041	331,812	329,433
4.125% due 04/15/2014	17,900	19,537
4.375% due 03/15/2013 - 10/15/2015	9,800	10,704
4.500% due 03/01/2024 - 01/01/2041	951,966	977,649
4.625% due 10/15/2013	400	439
4.875% due 12/15/2016	100	112
5.000% due 03/15/2016 - 01/01/2041	254,024	267,653
5.375% due 06/12/2017	2,100	2,421
5.500% due 09/01/2034 - 01/01/2041	90,146	96,494
5.500% due 11/01/2036 (h)	447	480
6.000% due 05/01/2036 - 01/01/2041	39,415	42,912
6.000% due 09/01/2036 - 11/01/2036 (h)	4,972	5,420
6.500% due 09/01/2036	1,754	1,973
Federal Home Loan Bank
0.875% due 12/27/2013	700	694
Freddie Mac
0.515% due 11/26/2012	3,200	3,191
0.870% due 07/15/2037	2,804	2,823
0.875% due 10/28/2013	1,800	1,792
0.930% due 08/15/2037	2,807	2,831
0.960% due 08/15/2037	39,228	39,580
0.970% due 10/15/2037	10,120	10,219
0.980% due 05/15/2037 - 09/15/2037	43,092	43,526
1.750% due 09/10/2015	18,900	18,598
2.500% due 01/07/2014 - 04/23/2014	2,900	3,009
3.000% due 07/28/2014	1,000	1,054

3.500% due 05/29/2013 - 01/01/2041		4,900	4,774
4.125% due 09/27/2013		400	434
4.375% due 07/17/2015		6,600	7,287
4.500% due 01/15/2013 - 01/01/2041		47,309	49,994
4.875% due 11/15/2013		500	555
5.000% due 01/30/2014 - 04/18/2017		3,000	3,384
5.250% due 04/18/2016		500	573
5.500% due 07/18/2016 - 02/01/2040		13,053	14,120
6.500% due 05/01/2035		2,245	2,525
Ginnie Mae
6.000% due 01/01/2041		1,000	1,100
Small Business Administration
5.490% due 03/01/2028		385	414
6.020% due 08/01/2028		4,232	4,713

Total U.S. Government Agencies (Cost $2,327,230)			2,314,621

U.S. TREASURY OBLIGATIONS 13.5%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		13,885	14,169
2.000% due 01/15/2026		4,849	5,160
2.125% due 02/15/2040		5,869	6,235
2.375% due 01/15/2025		31,676	35,329
2.375% due 01/15/2027		10,303	11,476
2.500% due 01/15/2029 (h)		49,713	56,564
3.625% due 04/15/2028		7,437	9,624
3.875% due 04/15/2029 (h)		70,513	94,790
U.S. Treasury Notes
0.500% due 11/30/2012		1,090	1,089
0.500% due 10/15/2013		94,100	93,063
0.500% due 11/15/2013		24,000	23,694
0.750% due 08/15/2013		37,300	37,230
0.750% due 09/15/2013		19,500	19,441
1.000% due 07/15/2013		15,800	15,880
1.125% due 06/15/2013		2,500	2,521
1.250% due 10/31/2015		4,800	4,646
1.375% due 11/30/2015		8,500	8,262
1.750% due 07/31/2015		7,800	7,776
1.875% due 06/30/2015 (e)(h)		64,400	64,667
2.125% due 11/30/2014		7,900	8,094
2.125% due 05/31/2015 (e)(h)		80,200	81,491
2.500% due 04/30/2015 (e)(h)		53,400	55,215

Total U.S. Treasury Obligations (Cost $662,566)			656,416

MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust
2.283% due 02/25/2044		138	137
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	2,900	3,872
2.403% due 05/16/2047		8,100	10,787
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		$7,100	7,300
Banc of America Large Loan, Inc.
2.010% due 11/15/2015		1,296	1,157
Bear Stearns Commercial Mortgage Securities
0.370% due 03/15/2019		7,725	7,602
5.201% due 12/11/2038		3,400	3,596
Commercial Mortgage Pass-Through Certificates
5.543% due 12/11/2049		11,900	12,309
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037		5,481	4,681
Extended Stay America Trust
2.950% due 11/05/2027		15,575	15,336
First Horizon Asset Securities, Inc.
2.884% due 05/25/2034		237	229
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		5,690	3,624
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,300	2,414
5.447% due 06/12/2047		6,305	6,541
JPMorgan Mortgage Trust
5.388% due 07/25/2035		9,005	8,971
5.720% due 04/25/2036		23,355	19,206
5.750% due 01/25/2036		284	258
Merrill Lynch Mortgage Investors, Inc.
5.322% due 09/25/2035		17,281	15,915
Morgan Stanley Re-REMIC Trust
5.807% due 08/12/2045		600	643
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		1,132	800
Sequoia Mortgage Trust
5.441% due 09/20/2046		3,135	2,730
Thornburg Mortgage Securities Trust
0.381% due 10/25/2046		1,086	1,076
2.110% due 03/25/2044		3,245	2,994
2.260% due 12/25/2044		4,169	4,022
WaMu Mortgage Pass-Through Certificates
2.592% due 01/25/2035		1,930	1,893
5.549% due 06/25/2037		3,072	2,422
Wells Fargo Mortgage-Backed Securities Trust
2.856% due 12/25/2034		467	453
2.879% due 06/25/2035		2,761	2,686
2.904% due 04/25/2036		27,108	23,774

Total Mortgage-Backed Securities (Cost $161,200)			167,428

ASSET-BACKED SECURITIES 1.0%
Access Group, Inc.
1.588% due 10/27/2025		2,858	2,924
Centurion CDO VII Ltd.
0.657% due 01/30/2016		16,108	15,274
Chase Issuance Trust
1.802% due 09/15/2015		5,400	5,580
CIT Group Home Equity Loan Trust
0.531% due 06/25/2033		1,064	976
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		88	88
IXIS Real Estate Capital Trust
0.601% due 02/25/2036		2,698	2,431
SLM Student Loan Trust
1.788% due 04/25/2023		5,631	5,820
South Carolina Student Loan Corp.
1.046% due 03/02/2020		3,100	3,079
1.296% due 09/03/2024		1,400	1,388
Structured Asset Securities Corp.
0.371% due 01/25/2037		10,000	8,450

Total Asset-Backed Securities (Cost $46,411)			46,010

SOVEREIGN ISSUES 4.5%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,600	2,095
5.500% due 07/12/2020		$5,800	5,988
6.369% due 06/16/2018		7,000	7,657
Canada Government International Bond
2.000% due 12/01/2014	CAD	3,600	3,595
2.500% due 09/01/2013		10,500	10,730
3.000% due 12/01/2015		1,300	1,343
4.500% due 06/01/2015		1,700	1,868
Canada Housing Trust No. 1
2.450% due 12/15/2015		83,500	83,095
2.750% due 12/15/2015		1,800	1,816
3.350% due 12/15/2020		14,600	14,511
Export-Import Bank of Korea
4.000% due 01/29/2021		$6,400	6,003
4.125% due 09/09/2015		5,900	6,009
5.125% due 06/29/2020		11,900	12,299
5.875% due 01/14/2015		3,000	3,255
8.125% due 01/21/2014		12,200	13,975
Korea Development Bank
4.375% due 08/10/2015		8,000	8,241
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,200	1,212
Mexico Government International Bond
6.000% due 06/18/2015	MXN	241,000	19,396
6.050% due 01/11/2040		$800	822
Province of Ontario Canada
4.200% due 03/08/2018	CAD	600	635
4.200% due 06/02/2020		2,700	2,802
4.300% due 03/08/2017		2,000	2,142
4.400% due 06/02/2019		4,300	4,562
4.600% due 06/02/2039		2,700	2,824
5.500% due 06/02/2018		1,200	1,367
Province of Quebec Canada
4.500% due 12/01/2016		200	217
Societe Financement de l’Economie Francaise
0.489% due 07/16/2012		$2,000	2,006

Total Sovereign Issues (Cost $217,227)			220,465

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500% due 12/31/2049		27,590	27,605

Total Convertible Preferred Securities (Cost $26,247)			27,605

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank
10.000% due 12/31/2049		7,400	7,994

Total Preferred Securities (Cost $7,622)			7,994

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 27.2%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
2.375% due 12/21/2012		$10,000	10,041
Itau Unibanco S.A.
1.450% due 06/13/2011		9,100	9,148
1.700% due 09/12/2011		9,800	9,880

			29,069

CORPORATE BONDS & NOTES 1.2%
Banco Santander Brasil S.A.
2.596% due 12/28/2011	14,500	14,133
Pacific Gas & Electric Co.
0.870% due 10/11/2011	44,800	44,793

		58,926

REPURCHASE AGREEMENTS 1.6%
Barclays Capital, Inc.
0.250% due 01/03/2011	59,000	59,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.500% due 06/30/2017 valued at $60,461. Repurchase proceeds are $59,000.)
Morgan Stanley & Co., Inc.
0.290% due 01/03/2011	19,600	19,600
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 1.875% due 09/30/2017 valued at $20,164. Repurchase proceeds are $19,600.)

		78,600

U.S. TREASURY BILLS 0.3%
0.156% due 01/06/2011 - 06/23/2011 (b)(e)(f)	11,680	11,675

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 23.5%
	113,931,214	1,141,135

Total Short-Term Instruments (Cost $1,319,279)		1,319,405

PURCHASED OPTIONS (j) 0.0%
(Cost $86)		22
Total Investments 131.4% (Cost $6,351,526)		$6,384,314
Written Options (k) (0.4%) (Premiums $15,490)		(21,134)
Other Assets and Liabilities (Net) (31.0%)		(1,505,275)

Net Assets 100.0%		$4,857,905

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $9,857 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $9,046 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $17,829 at a weighted average interest rate of -0.002%. On December 31, 2010, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $193,080 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	837	$(80)
90-Day Eurodollar December Futures	Long	12/2012	364	(702)
90-Day Eurodollar June Futures	Long	06/2011	3,970	1,006
90-Day Eurodollar June Futures	Long	06/2012	1,082	(755)
90-Day Eurodollar June Futures	Long	06/2013	36	(96)
90-Day Eurodollar March Futures	Long	03/2011	2,422	275
90-Day Eurodollar March Futures	Long	03/2012	1,208	(474)
90-Day Eurodollar March Futures	Long	03/2013	243	(534)
90-Day Eurodollar September Futures	Long	09/2011	476	220
90-Day Eurodollar September Futures	Long	09/2012	1,001	(1,544)
90-Day Eurodollar September Futures	Long	09/2013	132	(348)
E-mini S&P 500 Index March Futures	Short	03/2011	25,908	(70,141)
S&P 500 Index March Futures	Short	03/2011	2,529	(10,519)
U.S. Treasury 2-Year Note March Futures	Long	03/2011	736	(282)
U.S. Treasury 5-Year Note March Futures	Long	03/2011	83	(134)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	69	(29)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2012	68	(59)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	69	(45)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2012	67	(74)

				$(84,315)

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.033%		$500	$0	$(7)	$7
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.061%		1,000	(3)	(16)	13
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.033%		7,300	(7)	(106)	99
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.061%		1,900	(5)	(24)	19
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.033%		3,400	(4)	(34)	30
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.033%		500	(1)	(7)	6
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.033%		3,000	(3)	(81)	78
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.061%		2,300	(6)	(23)	17
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.061%		2,600	(6)	(27)	21
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.033%		800	(1)	(8)	7
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.061%		500	(1)	(5)	4
China Government International Bond	BOA	1.000%	06/20/2015	0.608%		3,100	54	52	2
China Government International Bond	CITI	1.000%	06/20/2015	0.608%		700	12	11	1
China Government International Bond	RBS	1.000%	06/20/2015	0.608%		1,400	25	24	1
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.538%		11,600	17	(49)	66
France Government Bond	BCLY	0.250%	03/20/2016	1.087%		1,000	(41)	(37)	(4)
France Government Bond	CITI	0.250%	03/20/2015	0.968%		1,600	(46)	(26)	(20)
France Government Bond	GSC	0.250%	03/20/2015	0.968%		1,000	(29)	(17)	(12)
France Government Bond	GSC	0.250%	12/20/2015	1.062%		700	(27)	(14)	(13)
France Government Bond	RBS	0.250%	03/20/2015	0.968%		1,500	(44)	(26)	(18)
France Government Bond	RBS	0.250%	12/20/2015	1.062%		1,300	(49)	(26)	(23)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.329%		6,800	(101)	(135)	34
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.164%		10,500	1,466	374	1,092
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.219%		600	(6)	(14)	8
Japan Government International Bond	BOA	1.000%	03/20/2016	0.718%		600	8	8	0
Japan Government International Bond	JPM	1.000%	03/20/2015	0.590%		1,200	20	14	6
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.817%		400	1	(1)	2
MetLife, Inc.	BOA	1.000%	09/20/2015	1.557%		8,000	(194)	(525)	331
MetLife, Inc.	JPM	1.000%	09/20/2015	1.557%		12,400	(300)	(735)	435
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.017%		1,600	(1)	(36)	35
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.080%		300	(1)	(4)	3
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.017%		1,600	(1)	(37)	36
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.080%		800	(2)	(12)	10
Mexico Government International Bond	DUB	1.000%	03/20/2015	1.017%		900	(1)	(21)	20
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.080%		1,900	(6)	(22)	16
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.080%		400	(1)	(5)	4
U.S. Treasury Notes	UBS	0.250%	09/20/2015	0.384%	EUR	16,200	(130)	(243)	113
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.715%		$5,000	69	115	(46)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.637%		5,200	80	23	57
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.666%		3,700	55	43	12
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.616%		200	4	2	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.637%		15,600	238	68	170

							$1,032	$(1,589)	$2,621

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$63,500	$8,151	$7,853	$298
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	700	90	91	(1)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	2,400	308	313	(5)
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	200	25	25	0
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	8,400	1,078	1,030	48
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	1,600	206	181	25
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	22,000	2,823	2,561	262
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	13,700	1,896	1,784	112
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,100	153	144	9
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	12,500	1,730	1,680	50
CDX.EM-14 5-Year Index	CSFB	5.000%	12/20/2015	8,500	1,176	1,130	46
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	4,100	568	488	80
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	1,000	139	131	8
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	10,500	1,453	1,367	86
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	3,300	456	458	(2)
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	800	25	(10)	35
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	18,600	584	(139)	723
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	27,700	869	(282)	1,151
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	1,100	35	(5)	40
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	12,400	389	(122)	511
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	8,600	269	(72)	341
CDX.HY-15 5-Year Index	RBS	5.000%	12/20/2015	4,500	141	(31)	172
CDX.HY-15 5-Year Index	UBS	5.000%	12/20/2015	600	19	(6)	25
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	482	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,315	26	0	26
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	9	0	9
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	10,200	74	5	69
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	17,800	131	(82)	213
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	22,900	168	(56)	224
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	21,600	159	(82)	241
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	26,900	198	(56)	254
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	18,900	139	(36)	175
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015	31,300	230	58	172
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	85,700	630	(214)	844
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	13,200	97	73	24

					$24,451	$18,179	$6,272

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$2	$0	$2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	1	0	1
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	4	0	4
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		1,600	9	3	6
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		7,800	40	13	27
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		18,100	94	26	68
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,100	281	36	245
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		28,000	261	14	247
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,300	83	44	39
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		9,400	28	0	28
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		5,800	19	0	19
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		5,900	20	(1)	21
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		1,000	9	5	4
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		3,000	19	6	13
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		8,900	34	0	34
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		6,700	18	(5)	23
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		20,100	86	5	81
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		22,800	99	25	74
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		42,800	156	66	90
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		15,700	57	0	57
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		10,500	48	(15)	63
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		3,400	0	4	(4)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		3,800	1	4	(3)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		6,200	33	10	23
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,600	21	25	(4)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		2,600	17	6	11
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		21,800	176	88	88
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		152,000	1,247	(89)	1,336
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		36,700	352	85	267
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		3,200	32	11	21
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		98,300	741	148	593
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		100	1	0	1
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		24,500	278	0	278
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		25,700	300	0	300
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		12,000	5	(1)	6
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		3,600	16	16	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		2,900	20	0	20
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		6,100	52	(1)	53
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		3,000	28	8	20
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		600	8	3	5
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		1,500	21	10	11
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		4,400	69	35	34
Pay	3-Month USD-LIBOR	1.250%	12/19/2013	GSC		$33,000	(308)	1	(309)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		3,600	(27)	(15)	(12)
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	74,900	246	(5)	251
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		20,000	66	(1)	67
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		233,100	772	(2)	774

							$5,535	$562	$4,973

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	5,407,805	1-Month USD-LIBOR plus a specified spread	$653,615	01/14/2011	BOA	$14,097
Pay	S&P 500 Index	310,438	1-Month USD-LIBOR plus a specified spread	644,248	01/14/2011	BOA	(12,035)
Pay	eRAFI 1000 Index	829,258	1-Month USD-LIBOR plus a specified spread	100,228	07/15/2011	BOA	(2,164)
Receive	eRAFI 1000 Index	12,077,953	1-Month USD-LIBOR plus a specified spread	1,459,804	07/15/2011	BOA	31,514
Pay	S&P 500 Index	536,001	1-Month USD-LIBOR less a specified spread	1,112,357	07/15/2011	BOA	(20,799)
Receive	eRAFI 1000 Index	3,711,932	1-Month USD-LIBOR plus a specified spread	448,643	10/17/2011	BOA	9,681
Receive	eRAFI 1000 Index	9,134,567	1-Month USD-LIBOR plus a specified spread	1,104,051	01/14/2011	CSFB	23,812
Pay	S&P 500 Index	523,598	1-Month USD-LIBOR plus a specified spread	1,086,617	01/14/2011	CSFB	(20,297)
Receive	eRAFI 1000 Index	3,348,782	1-Month USD-LIBOR plus a specified spread	384,832	02/28/2011	CSFB	28,568
Receive	eRAFI 1000 Index	2,107,155	1-Month USD-LIBOR plus a specified spread	242,148	08/31/2011	CSFB	17,986
Receive	eRAFI 1000 Index	4,264,799	1-Month USD-LIBOR plus a specified spread	490,097	02/28/2011	JPM	36,382
Receive	eRAFI 1000 Index	3,882,954	1-Month USD-LIBOR plus a specified spread	446,217	06/30/2011	JPM	33,144

							$139,889

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index March Futures	$1,600.000	03/17/2011	340	$10	$4
Call - CME S&P 500 Index March Futures	1,625.000	03/17/2011	1,400	40	18
Call - CME S&P 500 Index March Futures	1,650.000	03/17/2011	1,100	32	0

				$82	$22

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 03/01/2041	$82.000	03/03/2011	$35,000	$4	$0

(k)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	841	$359	$480
Call - CME S&P 500 Index January Futures	1,275.000	01/21/2011	143	279	275
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	841	527	355
Put - CME S&P 500 Index January Futures	1,190.000	01/21/2011	143	375	154

				$1,540	$1,264

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$62,300	$128	$302
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	71,700	409	854
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	80,900	305	613
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	57,900	487	785
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	7,000	48	95
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,500	306	699
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	27,500	170	373
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	250,100	1,974	3,392
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	14,700	131	185
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	72,900	686	919
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	38,900	428	490
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	72,200	749	1,089
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	22,500	245	284
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	50,300	527	634
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	55,100	540	831
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	89,800	668	1,132
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	34,200	846	1,043
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,400	286	348
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	6,100	86	91
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	11,300	157	168
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	5,700	78	85
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	91,700	637	61
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	5,700	78	85
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,300	44	5
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	13,000	184	194

							$10,197	$14,757

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		$2,000	$3	$1
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	7,000	26	5
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		1,000	3	2
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,000	8	2

							$40	$10

Straddle Options

Description	Counterparty	Exercise Price (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$31,700	$167	$257
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	29,500	150	239
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	101,500	1,128	1,708
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	80,800	879	1,356

					$2,324	$3,560

(7)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$390
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	788
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	10,700	138	109
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	149
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,200	100	107

						$1,389	$1,543

(l)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2041	$27,000	$25,541	$25,794
Freddie Mac	3.500%	01/01/2041	4,000	3,776	3,813

				$29,317	$29,607

(m)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,200	01/2011	BNP	$69	$0	$69
Buy	BRL	164,709	03/2011	CITI	1,380	0	1,380
Buy		1,675	09/2011	BOA	56	0	56
Buy		1,488	09/2011	MSC	49	0	49
Buy	CAD	1,229	02/2011	BNP	29	0	29
Buy		3,313	02/2011	BOA	59	0	59
Sell		2,842	02/2011	DUB	0	(34)	(34)
Sell	CHF	1,970	02/2011	RBC	0	(123)	(123)
Buy	CNY	68,407	04/2011	BCLY	104	0	104
Buy		56,409	04/2011	DUB	201	0	201
Buy		35,285	04/2011	HSBC	51	0	51
Buy		9,977	04/2011	MSC	16	0	16
Buy		180	11/2011	BCLY	0	0	0
Buy		1,080	11/2011	CITI	1	0	1
Buy		667	11/2011	JPM	0	(1)	(1)
Sell	EUR	308	01/2011	BCLY	0	(8)	(8)
Sell		2,100	01/2011	BNP	0	(41)	(41)
Sell		2,283	01/2011	BOA	0	(48)	(48)
Buy		1,620	01/2011	CITI	0	(40)	(40)
Sell		59,850	01/2011	CITI	2,527	(86)	2,441
Sell		2,698	01/2011	CSFB	7	(17)	(10)
Sell		5,969	01/2011	MSC	0	(121)	(121)
Sell		1,129	01/2011	RBC	0	(6)	(6)
Sell		400	01/2011	RBS	0	(3)	(3)
Sell		1,840	01/2011	UBS	0	(34)	(34)
Sell	GBP	8,183	03/2011	BCLY	10	0	10
Sell		8,182	03/2011	DUB	13	0	13
Sell		5,455	03/2011	RBS	28	0	28
Buy	IDR	7,170,540	04/2011	CITI	11	0	11
Buy		5,538,000	04/2011	JPM	11	0	11
Buy		2,763,000	04/2011	MSC	5	0	5
Buy		10,659,956	07/2011	BCLY	17	0	17
Buy		4,536,000	07/2011	BNP	15	0	15
Buy		34,633,100	07/2011	CITI	32	(10)	22
Buy		28,446,050	07/2011	HSBC	78	0	78
Buy		12,781,000	07/2011	JPM	2	0	2
Buy		4,063,500	07/2011	RBS	13	0	13
Buy		24,784,000	10/2011	DUB	0	(2)	(2)
Buy		52,323,250	10/2011	RBS	0	(32)	(32)
Buy	INR	45,660	01/2011	BCLY	20	0	20
Sell		81,000	01/2011	BCLY	0	(29)	(29)
Buy		131,892	01/2011	CITI	47	0	47
Buy		45,680	01/2011	JPM	22	0	22
Sell		117,000	01/2011	JPM	0	(56)	(56)
Buy		45,700	01/2011	MSC	21	0	21
Sell		70,932	01/2011	RBS	0	(20)	(20)
Buy		51,186	03/2011	BCLY	2	0	2
Buy		98,932	03/2011	RBS	21	(2)	19
Buy		81,000	05/2011	BCLY	29	0	29
Buy		23,225	05/2011	BOA	10	0	10
Buy		181,380	05/2011	JPM	68	0	68
Buy	JPY	99,180	01/2011	BCLY	31	0	31
Buy		370,395	01/2011	CITI	95	(1)	94
Buy		637,382	01/2011	CSFB	272	0	272
Sell		779,801	01/2011	GSC	0	(341)	(341)
Buy		75,281	01/2011	JPM	15	0	15
Buy		181,819	01/2011	MSC	16	0	16
Buy		201,256	01/2011	RBC	78	0	78
Sell		464,167	01/2011	RBC	0	(205)	(205)
Buy		33,903	01/2011	RBS	9	0	9
Sell		928,335	01/2011	RBS	0	(390)	(390)
Buy		299,793	01/2011	UBS	70	0	70
Buy	KRW	692,460	01/2011	CITI	12	0	12
Buy		1,843,892	01/2011	JPM	29	0	29
Sell		17,681,820	01/2011	JPM	0	(317)	(317)
Buy		15,145,468	01/2011	MSC	102	(19)	83
Buy		862,100	05/2011	BCLY	0	(7)	(7)
Buy		796,810	05/2011	BOA	4	0	4
Buy		5,087,940	05/2011	CITI	5	(29)	(24)
Buy		803,283	05/2011	GSC	1	(6)	(5)
Buy		1,258,500	05/2011	HSBC	9	(4)	5
Buy		23,878,080	05/2011	JPM	401	(14)	387
Buy		2,244,260	05/2011	MSC	0	(16)	(16)
Buy		1,144,000	05/2011	RBS	0	0	0
Buy		1,045,350	05/2011	UBS	24	0	24
Buy	MXN	72,193	02/2011	BCLY	247	0	247
Buy		59,010	02/2011	BOA	152	0	152
Buy		67,916	02/2011	CITI	88	(9)	79
Buy		6,367	02/2011	DUB	14	0	14
Buy		22,788	02/2011	JPM	27	(1)	26
Buy		219,382	02/2011	MSC	306	(5)	301
Buy		15,203	02/2011	UBS	27	0	27
Buy	MYR	2,240	02/2011	BCLY	10	0	10
Buy		790	02/2011	CITI	3	0	3
Buy		1,380	02/2011	DUB	6	0	6
Buy		2,480	02/2011	HSBC	10	0	10
Buy		8,997	02/2011	JPM	29	0	29
Buy		740	02/2011	RBS	3	0	3
Buy	PHP	55,879	02/2011	CITI	19	0	19
Buy		27,905	02/2011	JPM	8	0	8
Buy		8,496	04/2011	BCLY	0	(4)	(4)
Buy		30,800	04/2011	BOA	10	0	10
Buy		39,163	04/2011	CITI	4	(1)	3
Buy		34,893	04/2011	JPM	6	(2)	4
Buy		289,448	06/2011	BCLY	174	0	174
Buy		14,000	06/2011	BOA	0	(2)	(2)
Buy		122,680	06/2011	CITI	20	(13)	7
Buy		43,227	06/2011	DUB	8	(1)	7
Buy		22,736	06/2011	HSBC	5	0	5
Buy		155,116	06/2011	JPM	69	(2)	67
Buy		32,665	06/2011	RBS	0	(7)	(7)
Buy		153,737	11/2011	CITI	43	(2)	41
Buy		22,025	11/2011	DUB	7	0	7
Buy		26,352	11/2011	GSC	7	0	7
Buy		70,422	11/2011	JPM	24	(2)	22
Buy	SGD	2,891	01/2011	JPM	53	0	53
Sell		2,891	01/2011	RBS	0	(56)	(56)
Buy		385	02/2011	CITI	0	0	0
Buy		2,742	02/2011	HSBC	37	0	37
Buy		1,175	02/2011	MSC	16	0	16
Buy		1,057	03/2011	CITI	24	0	24
Buy		643	03/2011	GSC	1	0	1
Buy		3,684	03/2011	HSBC	71	0	71
Buy		1,421	03/2011	JPM	8	0	8
Buy		529	03/2011	MSC	12	0	12
Buy		643	06/2011	CITI	1	0	1
Buy		4,103	06/2011	DUB	49	0	49
Buy		3,891	06/2011	GSC	32	0	32
Buy		3,245	06/2011	JPM	28	0	28
Buy		2,891	06/2011	RBS	56	0	56
Buy	TRY	3,195	01/2011	BCLY	9	(46)	(37)
Buy		2,588	01/2011	CITI	0	(29)	(29)
Buy		604	01/2011	CSFB	0	(10)	(10)
Buy		7,044	01/2011	HSBC	11	(161)	(150)
Buy		6,288	01/2011	JPM	0	(139)	(139)
Buy		466	01/2011	MSC	1	0	1
Buy		466	01/2011	UBS	1	0	1
Buy	TWD	2,970	01/2011	DUB	7	0	7
Sell		9,106	01/2011	DUB	0	(9)	(9)
Buy		1,819	01/2011	JPM	5	0	5
Buy		2,800	01/2011	MSC	7	0	7
Buy		1,517	01/2011	UBS	4	0	4
Buy		9,585	04/2011	BOA	21	0	21
Buy		15,806	04/2011	DUB	29	0	29
Buy		9,835	04/2011	JPM	19	0	19
Buy	ZAR	5,827	01/2011	BCLY	81	0	81
Buy		86,333	01/2011	HSBC	735	0	735
Buy		9,979	01/2011	JPM	109	0	109
Buy		4,181	01/2011	MSC	32	0	32
Buy		2,788	04/2011	JPM	16	0	16
Buy		2,093	04/2011	MSC	13	0	13
Buy		6,081	09/2011	BCLY	91	0	91
Buy		3,040	09/2011	MSC	45	0	45
Buy		3,040	09/2011	UBS	45	0	45

					$9,192	$(2,563)	$6,629

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$1,015	$0	$1,015
Corporate Bonds & Notes
Banking & Finance	0	999,558	7,073	1,006,631
Industrials	0	254,984	8,211	263,195
Utilities	0	139,576	0	139,576
Convertible Bonds & Notes
Banking & Finance	0	18,341	0	18,341
Industrials	0	29,568	0	29,568
Municipal Bonds & Notes
Alaska	0	1,557	0	1,557
California	0	59,260	0	59,260
Georgia	0	9,682	0	9,682
Illinois	0	69,572	0	69,572
New Jersey	0	4,135	0	4,135
New York	0	4,058	0	4,058
Ohio	0	8,873	0	8,873
Texas	0	8,885	0	8,885
U.S. Government Agencies	0	2,314,621	0	2,314,621
U.S. Treasury Obligations	0	656,416	0	656,416
Mortgage-Backed Securities	0	167,428	0	167,428
Asset-Backed Securities	0	30,736	15,274	46,010
Sovereign Issues	0	220,465	0	220,465
Convertible Preferred Securities
Banking & Finance	27,605	0	0	27,605
Preferred Securities
Banking & Finance	0	7,994	0	7,994
Short-Term Instruments
Certificates of Deposit	0	29,069	0	29,069
Corporate Bonds & Notes	0	44,793	14,133	58,926
Repurchase Agreements	0	78,600	0	78,600
U.S. Treasury Bills	0	11,675	0	11,675
PIMCO Short-Term Floating NAV Portfolio	1,141,135	0	0	1,141,135
Purchased Options
Equity Contracts	22	0	0	22

	$1,168,762	$5,170,861	$44,691	$6,384,314

Short Sales, at value	$0	$(29,607)	$0	$(29,607)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	9,036	0	9,036
Equity Contracts	0	195,184	0	195,184
Foreign Exchange Contracts	0	9,192	0	9,192
Interest Rate Contracts	1,501	5,306	0	6,807
	$1,501	$218,718	$0	$220,219
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(154)	0	(154)
Equity Contracts	(81,089)	(55,295)	0	(136,384)
Foreign Exchange Contracts	0	(2,563)	0	(2,563)
Interest Rate Contracts	(5,156)	(15,924)	(5,103)	(26,183)

	$(86,245)	$(73,936)	$(5,103)	$(165,284)

Totals	$1,084,018	$5,286,036	$39,588	$6,409,642

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$7,186	$(14)	$0	$0	$(99)	$0	$0	$7,073	$(99)
Industrials	0	9,410	(1,122)	49	17	(143)	0	0	8,211	(143)
Asset-Backed Securities	15,051	0	(42)	76	2	187	0	0	15,274	15,197
Short-Term Instruments
Corporate Bonds & Notes	17,596	14,133	0	6	0	98	0	(17,700)	14,133	(6)

	$32,647	$30,729	$(1,178)	$131	$19	$43	$0	$(17,700)	$44,691	$14,949

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(428)	0	(3,268)	0	0	(1,407)	0	0	(5,103)	(1,407)
Credit Contrats	(24)	0	0	0	33	(9)	0	0	0	0
	$(452)	$0	$(3,268)	$0	$33	$(1,416)	$0	$0	$(5,103)	$(1,407)

Totals	$32,195	$30,729	$(4,446)	$131	$52	$(1,373)	$0	$(17,700)	$39,588	$13,542

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Fundamental IndexPLUSTM Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.8%
American General Finance Corp.
7.250% due 04/21/2015		$1,000	$1,015

Total Bank Loan Obligations (Cost $1,008)			1,015

CORPORATE BONDS & NOTES 24.9%
BANKING & FINANCE 19.4%
Ally Financial, Inc.
5.375% due 06/06/2011		200	202
6.000% due 05/23/2012		300	311
6.625% due 05/15/2012		400	417
6.875% due 08/28/2012		800	840
American International Group, Inc.
6.400% due 12/15/2020		1,400	1,472
ASB Finance Ltd.
1.100% due 02/13/2012	EUR	500	663
Bank of Scotland PLC
4.880% due 04/15/2011		$1,600	1,617
Barclays Bank PLC
0.478% due 03/23/2017		300	283
BRFkredit A/S
0.539% due 04/15/2013		1,100	1,101
CIT Group, Inc.
7.000% due 05/01/2013		156	160
7.000% due 05/01/2014		85	86
7.000% due 05/01/2015		284	286
7.000% due 05/01/2016		141	143
7.000% due 05/01/2017		198	199
Citigroup Funding, Inc.
1.875% due 10/22/2012		100	102
Citigroup, Inc.
0.572% due 06/09/2016		600	536
2.286% due 08/13/2013		1,600	1,628
Credit Agricole S.A.
0.636% due 02/02/2012		500	498
Dexia Credit Local
2.000% due 03/05/2013		800	805
DnB NOR Bank ASA
0.526% due 09/01/2016		300	294
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		300	303
7.500% due 08/01/2012		100	106
General Electric Capital Corp.
2.625% due 12/28/2012		100	104
Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	50,000	608
Goldman Sachs Group, Inc.
0.688% due 07/22/2015		$100	96
0.753% due 03/22/2016		300	284
ING Bank NV
0.919% due 01/13/2012		1,700	1,699
Lehman Brothers Holdings, Inc.
3.005% due 07/18/2011 (a)		200	47
Macquarie Bank Ltd.
2.600% due 01/20/2012		1,400	1,427
Merrill Lynch & Co., Inc.
1.578% due 09/14/2018	EUR	1,200	1,257
Morgan Stanley
0.769% due 10/15/2015		$400	375
1.357% due 03/01/2013	EUR	100	128
Royal Bank of Scotland Group PLC
0.686% due 04/08/2011		$2,800	2,801
1.450% due 10/20/2011		800	805
2.625% due 05/11/2012		800	819
SLM Corp.
0.518% due 10/25/2011		1,200	1,183
Sumitomo Mitsui Banking Corp.
0.906% due 12/29/2049	JPY	100,000	1,226
Westpac Banking Corp.
0.769% due 07/16/2014		$1,000	1,006

			25,917

INDUSTRIALS 3.8%
Continental Airlines, Inc.
6.750% due 09/15/2015		500	518
Daimler Finance North America LLC
5.750% due 09/08/2011		400	413
DISH DBS Corp.
6.625% due 10/01/2014		1,000	1,040
Dow Chemical Co.
2.536% due 08/08/2011		1,000	1,011
EOG Resources, Inc.
1.034% due 02/03/2014		500	501
Pemex Project Funding Master Trust
0.903% due 12/03/2012		200	200
Reynolds American, Inc.
1.002% due 06/15/2011		400	400
WM Wrigley Jr. Co.
3.050% due 06/28/2013		1,000	1,022

			5,105

UTILITIES 1.7%
BP Capital Markets PLC
0.442% due 04/11/2011		2,000	2,001
NRG Energy, Inc.
8.250% due 09/01/2020		100	103
Qwest Corp.
3.552% due 06/15/2013		100	105

			2,209

Total Corporate Bonds & Notes (Cost $32,475)			33,231

MUNICIPAL BONDS & NOTES 2.0%
LOUISIANA 0.2%
Louisiana State Revenue Bonds, Series 2009
2.758% due 05/01/2043		300	304

NEW JERSEY 1.8%
New Jersey State Economic Development Authority
Revenue Notes, Series 2010
1.302% due 06/15/2013		2,400	2,406

Total Municipal Bonds & Notes (Cost $2,700)			2,710

U.S. GOVERNMENT AGENCIES 33.5%
Fannie Mae
0.321% due 12/25/2036		203	200
0.361% due 01/25/2021		248	248
0.511% due 05/25/2037		361	361
0.611% due 03/25/2037 - 09/25/2042		238	238
0.621% due 03/25/2037		349	350
0.661% due 05/25/2031 - 09/25/2035		407	407
0.671% due 09/25/2035		644	644
0.750% due 12/18/2013		3,800	3,760
0.891% due 05/25/2040		871	877
0.961% due 10/25/2037		592	597
0.981% due 06/25/2037		254	257
0.991% due 06/25/2040		3,337	3,363
1.011% due 03/25/2038 - 01/25/2040		3,715	3,758
1.081% due 12/25/2039		724	735
1.125% due 09/30/2013		100	100
1.161% due 07/25/2039		595	605
1.530% due 07/01/2044		61	61
2.185% due 11/01/2034		25	26
2.298% due 11/01/2035		17	17
2.347% due 05/01/2035		32	33
2.461% due 10/01/2034		7	7
2.575% due 12/01/2033		24	25
2.594% due 05/01/2036		276	283
2.626% due 09/01/2036		287	294
2.651% due 07/01/2034		23	24
2.672% due 05/01/2035		38	40
2.701% due 09/01/2035		56	59
2.702% due 07/01/2036		304	313
2.739% due 11/01/2035		75	79
2.769% due 07/01/2034		14	14
2.773% due 08/01/2036		288	298
2.808% due 08/01/2035		443	464
2.814% due 07/01/2035		88	92
2.875% due 12/11/2013		100	105
2.945% due 06/01/2035		246	258
3.500% due 01/01/2041		1,000	956
4.000% due 06/01/2014 - 01/01/2026		8,686	8,966
4.125% due 04/15/2014		300	327
4.500% due 01/01/2026		1,000	1,049
6.000% due 08/01/2036 - 10/01/2039		3,715	4,069
6.500% due 10/01/2036		694	774
Freddie Mac
0.301% due 12/25/2036		1,148	1,141
0.515% due 11/26/2012		200	199
0.560% due 02/15/2037		36	36
0.590% due 02/15/2037		145	146
0.600% due 02/15/2037		314	314
0.610% due 12/15/2030		12	12
0.660% due 06/15/2018		13	14
0.870% due 07/15/2037		759	765
0.930% due 08/15/2037		760	767
0.960% due 08/15/2037		950	958
0.970% due 10/15/2037		224	226
0.980% due 05/15/2037 - 09/15/2037		1,050	1,060
1.010% due 08/15/2036		510	516
1.110% due 11/15/2039		333	338
1.115% due 01/15/2038		592	600
1.542% due 02/25/2045		68	67
2.624% due 06/01/2035		101	106
2.632% due 08/01/2035		136	142
4.500% due 01/15/2014 (d)		400	440
5.500% due 10/01/2035		144	156
6.000% due 12/01/2036 - 01/01/2037		958	1,042
NCUA Guaranteed Notes
0.715% due 10/07/2020		582	582

Total U.S. Government Agencies (Cost $44,457)			44,760

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
0.500% due 11/30/2012		1,263	1,262
0.500% due 11/15/2013 (c)(d)		1,000	987

Total U.S. Treasury Obligations (Cost $2,260)			2,249

MORTGAGE-BACKED SECURITIES 11.8%
Banc of America Funding Corp.
5.893% due 01/20/2047		828	602
Bear Stearns Mortgage Funding Trust
0.331% due 02/25/2037		15	14
Bear Stearns Structured Products, Inc.
2.360% due 01/26/2036		838	550
5.339% due 12/26/2046		461	324
Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035		37	34
Credit Suisse Mortgage Capital Certificates
0.330% due 02/15/2022		1,340	1,270
First Horizon Asset Securities, Inc.
2.924% due 08/25/2035		587	481
GMAC Mortgage Corp. Loan Trust
3.162% due 11/19/2035		35	31
Greenpoint Mortgage Funding Trust
0.341% due 10/25/2046		148	137
0.341% due 01/25/2047		205	196
0.531% due 11/25/2045		18	12
Greenpoint Mortgage Pass-Through Certificates
3.117% due 10/25/2033		423	365
GS Mortgage Securities Corp. II
0.396% due 03/06/2020		300	289
Harborview Mortgage Loan Trust
0.481% due 05/19/2035		43	28
Lehman Mortgage Trust
0.581% due 08/25/2036		763	576
Mellon Residential Funding Corp.
0.700% due 12/15/2030		198	188
Merrill Lynch Floating Trust
0.330% due 06/15/2022		1,257	1,220
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		468	362
MLCC Mortgage Investors, Inc.
1.820% due 01/25/2029		176	173
Morgan Stanley Capital I
0.321% due 10/15/2020		224	216
Structured Adjustable Rate Mortgage Loan Trust
2.633% due 01/25/2035		867	700
2.714% due 08/25/2035		382	310
Structured Asset Mortgage Investments, Inc.
0.511% due 07/19/2035		207	149
0.541% due 02/25/2036		55	33
Structured Asset Securities Corp.
2.856% due 10/25/2035		672	541
Thornburg Mortgage Securities Trust
0.381% due 10/25/2046		125	124
Wachovia Bank Commercial Mortgage Trust
0.351% due 09/15/2021		1,377	1,342
WaMu Mortgage Pass-Through Certificates
0.531% due 12/25/2045		26	23
0.551% due 10/25/2045		28	23
0.581% due 01/25/2045		671	568
0.901% due 12/25/2027		928	791
1.058% due 01/25/2047		310	208
1.328% due 02/25/2046		2,008	1,554
1.528% due 11/25/2042		45	40
1.538% due 05/25/2041		7	7
2.904% due 02/27/2034		397	406
3.154% due 10/25/2046		359	276
3.154% due 12/25/2046		2,110	1,621

Total Mortgage-Backed Securities (Cost $18,252)			15,784

ASSET-BACKED SECURITIES 1.4%
Aames Mortgage Investment Trust
1.836% due 01/25/2035		532	529
AMMC CDO
0.539% due 08/08/2017		500	473
Illinois Student Assistance Commission
0.767% due 04/25/2017		600	599
Morgan Stanley IXIS Real Estate Capital Trust
0.311% due 11/25/2036		6	6
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		200	202

Total Asset-Backed Securities (Cost $1,814)			1,809

SOVEREIGN ISSUES 2.3%
Korea Development Bank
0.564% due 11/22/2012		100	98
Societe Financement de l’Economie Francaise
0.489% due 07/16/2012		3,000	3,008

Total Sovereign Issues (Cost $3,100)			3,106

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		1,400	0

CONSUMER DISCRETIONARY 0.6%
Motors Liquidation Co.
5.250% due 03/06/2032		96,000	783

Total Convertible Preferred Securities (Cost $1,700)			783

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.3%
CERTIFICATES OF DEPOSIT 2.3%
Royal Bank of Scotland Group PLC
1.663% due 10/15/2012		$3,000	2,999

CORPORATE BONDS & NOTES 0.3%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		400	390

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2011		298	298

(Dated 12/31/2010. Collateralized by
U.S. Treasury Notes 2.125% due
05/31/2015 valued at $305.
Repurchase proceeds are $298.)
JAPAN TREASURY BILLS 1.6%
0.126% due 03/14/2011	JPY	170,000	2,093

U.S. TREASURY BILLS 0.0%
0.137% due 01/13/2011 (c)		$30	30

		SHARES
PIMCO SHORT-TERM FLOATING NAV
PORTFOLIO (b) 20.9%
		2,789,085	27,935

Total Short-Term Instruments (Cost $33,677)			33,745

Total Investments 104.3% (Cost $141,443)			$139,192

Written Options (f) (0.0%)			(68)
(Premiums $97)
Other Assets and Liabilities (Net) (4.3%)			(5,693)

Net Assets 100.0%			$133,431

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $195 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Securities with an aggregate market value of $475 and cash of $175 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	15	$(3)
90-Day Eurodollar December Futures	Long	12/2012	5	(11)
90-Day Eurodollar June Futures	Long	06/2011	1	0
90-Day Eurodollar June Futures	Long	06/2012	17	(14)
90-Day Eurodollar June Futures	Long	06/2013	1	(2)
90-Day Eurodollar March Futures	Long	03/2011	89	13
90-Day Eurodollar March Futures	Long	03/2012	16	(11)
90-Day Eurodollar March Futures	Long	03/2013	2	(5)
90-Day Eurodollar September Futures	Long	09/2012	22	(32)
90-Day Eurodollar September Futures	Long	09/2013	2	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2012	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2012	1	(1)

				$(73)

(e)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	0.780%	$300	$2	$0	$2
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.061%	500	(1)	(6)	5
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.085%	800	(3)	1	(4)
Brazil Government International Bond	CSFB	1.000%	12/20/2015	1.085%	2,000	(7)	12	(19)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.085%	600	(2)	1	(3)
Brazil Government International Bond	HSBC	1.000%	03/20/2015	1.002%	900	0	(19)	19
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.002%	300	1	(6)	7
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.085%	2,000	(7)	13	(20)
Brazil Government International Bond	UBS	1.000%	03/20/2015	1.002%	300	1	(6)	7
France Government Bond	BOA	0.250%	12/20/2015	1.062%	1,500	(57)	(34)	(23)
France Government Bond	CITI	0.250%	12/20/2015	1.062%	4,000	(152)	(93)	(59)
France Government Bond	DUB	0.250%	12/20/2015	1.062%	2,300	(87)	(55)	(32)
France Government Bond	RBS	0.250%	12/20/2015	1.062%	3,800	(145)	(89)	(56)
Gazprom OAO Via Morgan Stanley Bank AG	BCLY	0.740%	01/20/2012	1.024%	800	0	0	0
Gazprom OAO Via Morgan Stanley Bank AG	DUB	1.000%	10/20/2011	0.875%	400	1	0	1
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	0.739%	200	13	4	9
General Electric Capital Corp.	BNP	4.600%	12/20/2013	1.079%	600	63	0	63
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.079%	300	32	0	32
General Electric Capital Corp.	BNP	1.000%	12/20/2015	1.329%	1,300	(19)	(54)	35
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.128%	100	13	4	9
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.128%	100	13	4	9
Indonesia Government International Bond	RBS	1.000%	12/20/2015	1.267%	1,800	(22)	(22)	0
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.691%	700	9	16	(7)
Japan Government International Bond	MSC	1.000%	12/20/2015	0.691%	3,400	52	83	(31)
MBIA, Inc.	BOA	2.800%	12/20/2012	25.494%	400	(136)	0	(136)
MBIA, Inc.	DUB	3.400%	12/20/2012	25.494%	400	(132)	0	(132)
MetLife, Inc.	JPM	1.700%	03/20/2013	0.906%	600	11	0	11
Mexico Government International Bond	DUB	1.000%	12/20/2015	1.107%	2,300	(10)	3	(13)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.525%	1,000	1	3	(2)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.223%	500	(42)	0	(42)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.103%	500	(42)	0	(42)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%	1,200	(3)	(15)	12
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	0.701%	800	20	0	20
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	0.701%	500	13	0	13
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	0.701%	300	7	0	7
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	0.701%	300	11	0	11
Republic of Germany	GSC	0.250%	03/20/2016	0.593%	900	(16)	(14)	(2)
SLM Corp.	BOA	5.000%	12/20/2011	0.832%	100	4	(7)	11
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.616%	100	1	0	1
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.637%	500	8	3	5

						$(607)	$(273)	$(334)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	$1,200	$37	$29	$8
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	300	10	7	3
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	200	7	5	2
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	1,400	10	(4)	14

					$64	$37	$27

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL 1,000	$(10)	$(18)	$8
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	6,000	48	25	23
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP	2,400	19	9	10
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS	2,700	10	0	10
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY	1,500	43	(1)	44
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS	1,600	46	(1)	47
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP	200	12	1	11
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP	6,600	25	9	16

						$193	$24	$169

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	eRAFI 1000 Index	13,775	1-Month USD-LIBOR plus a specified spread	$1,665	07/15/2011	BOA	$(36)
Receive	eRAFI 1000 Index	134,117	1-Month USD-LIBOR plus a specified spread	16,210	07/15/2011	BOA	573
Receive	eRAFI 1000 Index	613,580	1-Month USD-LIBOR plus a specified spread	74,161	10/17/2011	BOA	1,605
Receive	eRAFI 1000 Index	47,215	1-Month USD-LIBOR plus a specified spread	5,426	02/28/2011	CSFB	403
Receive	eRAFI 1000 Index	194,750	1-Month USD-LIBOR plus a specified spread	23,538	04/15/2011	CSFB	508
Receive	eRAFI 1000 Index	114,050	1-Month USD-LIBOR plus a specified spread	13,106	08/31/2011	CSFB	973

							$4,026

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	7	$3	$4
Call - CME S&P 500 Index January Futures	1,275.000	01/21/2011	4	8	8
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	7	5	3
Put - CME S&P 500 Index January Futures	1,190.000	01/21/2011	4	10	4

				$26	$19

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$	1,600	$3	$8
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	5,000	35	3
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$	800	5	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		200	2	0

								$45	$12

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	$0.00	10/11/2011	$700	$3	$6
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	600	7	10
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	700	8	12

					$18	$28

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,000	$9	$10

(g)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2041	$1,000	$946	$955
Fannie Mae	6.000%	01/01/2041	1,000	1,087	1,087

				$2,033	$2,042

(h)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	100	01/2011	BNP	$3	$0	$3
Buy		240	01/2011	CSFB	17	0	17
Buy	BRL	2,998	03/2011	CITI	25	0	25
Buy		93	09/2011	MSC	3	0	3
Buy	CAD	101	02/2011	BNP	2	0	2
Buy		201	02/2011	BOA	4	0	4
Buy		3,365	02/2011	DUB	40	0	40
Buy		101	02/2011	RBC	2	0	2
Buy	CNY	2,433	11/2011	JPM	0	(2)	(2)
Buy		3,862	02/2012	BCLY	0	(3)	(3)
Sell	EUR	1,602	01/2011	CITI	27	0	27
Sell		95	01/2011	CSFB	0	0	0
Sell		93	01/2011	MSC	0	(2)	(2)
Sell		177	01/2011	RBC	0	(2)	(2)
Sell		100	01/2011	UBS	0	(1)	(1)
Buy	IDR	909,000	04/2011	MSC	0	0	0
Buy		302,966	07/2011	BCLY	0	0	0
Buy		310,500	07/2011	CITI	0	0	0
Buy		394,700	07/2011	HSBC	1	0	1
Buy		2,060,525	07/2011	JPM	0	0	0
Buy	INR	4,645	05/2011	BOA	2	0	2
Buy	JPY	8,769	01/2011	BCLY	3	0	3
Buy		8,122	01/2011	CITI	0	0	0
Sell		72,064	01/2011	GSC	0	(32)	(32)
Sell		42,895	01/2011	RBC	0	(19)	(19)
Sell		85,791	01/2011	RBS	0	(36)	(36)
Buy		8,375	01/2011	UBS	3	0	3
Sell		170,000	03/2011	CITI	0	(58)	(58)
Sell	KRW	341,095	01/2011	JPM	0	(5)	(5)
Buy		341,095	01/2011	MSC	2	0	2
Buy		134,880	05/2011	CITI	0	(1)	(1)
Buy		111,900	05/2011	GSC	0	(1)	(1)
Buy		12,000	05/2011	HSBC	0	0	0
Buy		453,365	05/2011	JPM	6	(1)	5
Buy		106,548	05/2011	RBS	0	0	0
Buy		116,150	05/2011	UBS	3	0	3
Buy	MXN	6,874	02/2011	BCLY	14	0	14
Buy		1,232	02/2011	CITI	0	(1)	(1)
Buy		6,258	02/2011	MSC	5	0	5
Buy		2,486	02/2011	UBS	1	0	1
Buy	MYR	70	02/2011	BCLY	0	0	0
Buy		60	02/2011	CITI	0	0	0
Buy		277	02/2011	DUB	1	0	1
Buy		60	02/2011	RBS	0	0	0
Buy	PHP	8,906	06/2011	BCLY	6	0	6
Buy		1,140	06/2011	CITI	0	0	0
Buy		3,266	06/2011	JPM	1	0	1
Buy		2,175	11/2011	CITI	0	0	0
Buy		2,202	11/2011	DUB	1	0	1
Buy		4,392	11/2011	GSC	1	0	1
Buy		4,410	11/2011	JPM	2	0	2
Buy	SGD	131	01/2011	JPM	2	0	2
Sell		131	01/2011	RBS	0	(4)	(4)
Buy		131	02/2011	HSBC	2	0	2
Buy		131	06/2011	DUB	2	0	2
Buy		65	06/2011	GSC	0	0	0
Buy		194	06/2011	JPM	1	0	1
Buy		131	06/2011	RBS	3	0	3
Buy	TRY	155	01/2011	BCLY	0	0	0
Buy		295	01/2011	HSBC	0	(9)	(9)
Buy	TWD	306	01/2011	DUB	1	0	1
Sell		938	01/2011	DUB	0	(1)	(1)
Buy		188	01/2011	JPM	1	0	1
Buy		288	01/2011	MSC	1	0	1
Buy		156	01/2011	UBS	0	0	0
Buy		917	04/2011	BOA	3	0	3
Buy		1,638	04/2011	DUB	3	0	3
Buy		941	04/2011	JPM	2	0	2
Buy	ZAR	2,159	01/2011	HSBC	19	0	19
Buy		697	04/2011	JPM	4	0	4

					$219	$(178)	$41

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$1,015	$0	$1,015
Corporate Bonds & Notes
Banking & Finance	0	24,691	1,226	25,917
Industrials	0	5,105	0	5,105
Utilities	0	2,209	0	2,209
Municipal Bonds & Notes
Louisiana	0	304	0	304
New Jersey	0	2,406	0	2,406
U.S. Government Agencies	0	44,178	582	44,760
U.S. Treasury Obligations	0	2,249	0	2,249
Mortgage-Backed Securities	0	15,784	0	15,784
Asset-Backed Securities	0	1,336	473	1,809
Sovereign Issues	0	3,106	0	3,106
Convertible Preferred Securities
Consumer Discretionary	0	783	0	783
Short-Term Instruments
Certificates of Deposit	0	2,999	0	2,999
Corporate Bonds & Notes	0	0	390	390
Repurchase Agreements	0	298	0	298
Japan Treasury Bills	0	2,093	0	2,093
U.S. Treasury Bills	0	30	0	30
PIMCO Short-Term Floating NAV Portfolio	27,935	0	0	27,935
	$27,935	$108,586	$2,671	$139,192

Short Sales, at value	$0	$(2,042)	$0	$(2,042)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	316	0	316
Equity Contracts	0	4,062	0	4,062
Foreign Exchange Contracts	0	219	0	219
Interest Rate Contracts	13	169	0	182
	$13	$4,766	$0	$4,779

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(624)	0	(624)
Equity Contracts	(12)	(36)	0	(48)
Foreign Exchange Contracts	0	(178)	0	(178)
Interest Rate Contracts	(86)	(19)	(37)	(142)
	$(98)	$(857)	$(37)	$(992)

Totals	$27,850	$110,453	$2,634	$140,937

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,062	$0	$0	$(3)	$0	$167	$0	$0	$1,226	$167
U.S. Government Agencies	1,099	(500)	(17)	0	0	0	0	0	582	0
Asset-Backed Securities	454	0	0	2	0	17	0	0	473	17
Short-Term Instruments
Corporate Bonds & Notes	0	390	0	0	0	0	0	0	390	0

	$2,615	$(110)	$(17)	$(1)	$0	$184	$0	$0	$2,671	$184

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(18)	24	0	0	(2)	(4)	0	0	0	0
Interest Rate Contracts	(8)	0	(18)	0	0	(11)	0	0	(37)	(11)

	$(26)	$24	$(18)	$0	$(2)	$(15)	$0	$0	$(37)	$(11)

Totals	$2,589	$(86)	$(35)	$(1)	$(2)	$169	$0	$0	$2,634	$173

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Fundamental IndexPLUSTM TR Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 33.2%
BANKING & FINANCE 24.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$300	$372
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	763
Ally Financial, Inc.
6.625% due 05/15/2012		2,100	2,189
6.875% due 08/28/2012		500	522
7.500% due 09/15/2020		200	211
American Express Credit Corp.
5.875% due 05/02/2013		700	762
7.300% due 08/20/2013		1,300	1,466
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		300	299
5.250% due 11/21/2011		300	310
American General Finance Corp.
4.875% due 07/15/2012		300	284
6.900% due 12/15/2017		1,300	1,056
American International Group, Inc.
5.050% due 10/01/2015		100	103
5.850% due 01/16/2018		4,000	4,136
6.400% due 12/15/2020		1,900	1,997
ASIF I
3.000% due 02/17/2017	EUR	3,500	3,643
Bank of America Corp.
0.616% due 08/15/2016		$400	352
6.500% due 08/01/2016		1,800	1,955
Bank of Montreal
2.850% due 06/09/2015		100	102
Bank of Nova Scotia
1.650% due 10/29/2015		200	191
Barclays Bank PLC
6.050% due 12/04/2017		1,000	1,027
14.000% due 11/29/2049	GBP	1,000	1,879
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	593
BPCE S.A.
2.375% due 10/04/2013		100	100
CIT Group, Inc.
7.000% due 05/01/2013		150	153
7.000% due 05/01/2014		74	75
7.000% due 05/01/2015		274	276
7.000% due 05/01/2016		124	124
7.000% due 05/01/2017		173	174
Citigroup, Inc.
4.750% due 05/19/2015		1,200	1,258
4.750% due 02/10/2019	EUR	1,000	1,220
Comerica Bank
0.394% due 05/24/2011		$2,400	2,399
Commonwealth Bank of Australia
0.709% due 07/12/2013		2,800	2,807
Deutsche Bank AG
1.084% due 02/17/2015		2,700	2,645
Dexia Credit Local
2.000% due 03/05/2013		1,600	1,610
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,000	1,034
7.375% due 02/01/2011		1,700	1,705
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	100	137
Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		$2,000	2,393
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	3,953
HSBC Holdings PLC
6.500% due 05/02/2036		$1,900	1,990
ING Bank NV
2.500% due 01/14/2016		100	98
2.625% due 02/09/2012		900	920
International Lease Finance Corp.
6.750% due 09/01/2016		200	214
JPMorgan Chase & Co.
1.264% due 09/26/2013	EUR	1,500	1,959
6.000% due 01/15/2018		$900	1,007
7.900% due 04/29/2049		600	640
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,887
LBG Capital No.1 PLC
8.500% due 12/29/2049		100	88
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	400	546
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		$400	94
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,200	2,411
Morgan Stanley
2.786% due 05/14/2013		1,300	1,348
7.300% due 05/13/2019		200	225
National Australia Bank Ltd.
5.350% due 06/12/2013		800	867
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,800	2,861
Petroleum Export Ltd.
5.265% due 06/15/2011		17	17
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,070
Resona Bank Ltd.
5.850% due 09/29/2049		200	200
Royal Bank of Scotland Group PLC
0.686% due 04/08/2011		5,900	5,903
1.450% due 10/20/2011		1,500	1,509
SLM Corp.
1.356% due 06/17/2013	EUR	1,400	1,677
2.750% due 03/15/2011	CHF	700	749
8.000% due 03/25/2020		$1,600	1,625
Societe Generale
5.922% due 04/29/2049		600	531
State Bank of India
4.500% due 07/27/2015		1,000	1,023
Swedbank AB
3.625% due 12/02/2011	EUR	100	136
Temasek Financial I Ltd.
4.300% due 10/25/2019		$300	307
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	210
UBS AG
5.750% due 04/25/2018		600	653
5.875% due 12/20/2017		700	771
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		2,200	2,310
Wells Fargo & Co.
7.980% due 03/29/2049		600	636

			82,757

INDUSTRIALS 5.9%
Alcoa, Inc.
6.150% due 08/15/2020		400	411
Amgen, Inc.
6.900% due 06/01/2038		314	382
AstraZeneca PLC
5.900% due 09/15/2017		400	464
6.450% due 09/15/2037		300	357
C8 Capital SPV Ltd.
6.640% due 12/29/2049		4,200	2,971
Codelco, Inc.
6.150% due 10/24/2036		100	110
Comcast Corp.
5.875% due 02/15/2018		300	334
6.450% due 03/15/2037		300	322
Continental Airlines, Inc.
6.750% due 09/15/2015		1,300	1,346
Dow Chemical Co.
4.850% due 08/15/2012		1,300	1,371
6.000% due 10/01/2012		200	216
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		800	844
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		700	795
Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		200	213
Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		406	433
International Business Machines Corp.
5.700% due 09/14/2017		742	853
Kraft Foods, Inc.
6.125% due 02/01/2018		800	915
Peabody Energy Corp.
7.875% due 11/01/2026		300	327
Petrobras International Finance Co.
7.875% due 03/15/2019		2,000	2,374
Roche Holdings, Inc.
7.000% due 03/01/2039		127	161
Rohm and Haas Co.
6.000% due 09/15/2017		500	548
Shell International Finance BV
5.500% due 03/25/2040		100	108
Time Warner, Inc.
5.875% due 11/15/2016		2,100	2,373
Total Capital S.A.
4.450% due 06/24/2020		100	104
TransCanada Pipelines Ltd.
7.625% due 01/15/2039		300	389
Transocean, Inc.
4.950% due 11/15/2015		300	310
UnitedHealth Group, Inc.
4.875% due 02/15/2013		700	746

			19,777

UTILITIES 2.5%
AT&T, Inc.
4.850% due 02/15/2014		1,500	1,623
Majapahit Holding BV
7.750% due 01/20/2020		500	579
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		600	650
NGPL PipeCo LLC
6.514% due 12/15/2012		800	864
Qwest Corp.
8.875% due 03/15/2012		1,600	1,734
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		250	259
Verizon Wireless Capital LLC
2.884% due 05/20/2011		2,600	2,626

			8,335

Total Corporate Bonds & Notes (Cost $108,664)			110,869

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Chesapeake Energy Corp.
2.250% due 12/15/2038	100	78

Total Convertible Bonds & Notes (Cost $76)		78

MUNICIPAL BONDS & NOTES 3.7%
CALIFORNIA 1.3%
California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039	1,300	1,349
California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	100	101
Irvine, California Ranch Water District General Obligation Bonds, Series 2010
6.622% due 05/01/2040	1,600	1,606
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	400	415
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	1,000	971

		4,442

ILLINOIS 0.5%
Chicago, Illinois General Obligation Bonds, Series 2010
7.517% due 01/01/2040	1,500	1,515
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	200	202

		1,717

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	200	196

NEW YORK 1.1%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.932% due 11/01/2036	100	94
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
7.134% due 11/15/2030	2,400	2,433
New York State Thruway Authority Revenue Bonds, Series 2010
5.883% due 04/01/2030	1,000	1,007

		3,534

OHIO 0.6%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	1,978

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, Series 2010
5.808% due 02/01/2041	500	499

Total Municipal Bonds & Notes (Cost $12,361)		12,366

U.S. GOVERNMENT AGENCIES 50.2%
Fannie Mae
0.321% due 12/25/2036	271	267
0.611% due 07/25/2037 - 09/25/2042	1,752	1,757
0.641% due 07/25/2037	1,155	1,161
0.661% due 09/25/2035	718	718
0.671% due 09/25/2035	1,458	1,458
0.750% due 12/18/2013 (h)	5,500	5,443
0.991% due 06/25/2040	4,302	4,336
1.001% due 03/25/2040	1,727	1,747
1.250% due 08/20/2013	1,000	1,007
1.530% due 06/01/2043 - 07/01/2044	539	540
2.298% due 11/01/2035	134	138
2.397% due 12/01/2033	334	348
2.461% due 10/01/2034	62	65
2.490% due 01/01/2035	481	502
2.530% due 03/01/2035	59	62
2.540% due 07/01/2035	393	411
2.575% due 12/01/2033	126	132
2.631% due 05/25/2035	84	87
2.643% due 10/01/2035	147	154
2.683% due 06/01/2035	884	924
2.695% due 07/01/2034	401	419
2.701% due 09/01/2035	365	382
2.800% due 08/01/2035	905	945
2.814% due 07/01/2035	476	499
2.875% due 12/11/2013	100	105
2.884% due 09/01/2035	496	519
2.945% due 06/01/2035	1,106	1,163
4.000% due 03/01/2040 - 01/01/2041	3,100	3,088
4.125% due 04/15/2014	1,000	1,091
4.375% due 10/15/2015	700	771
4.500% due 02/01/2023 - 01/01/2041	67,775	69,674
5.000% due 01/01/2041	5,000	5,257
5.500% due 10/01/2021 - 01/01/2041	7,583	8,129
6.000% due 02/01/2029 - 04/01/2039	3,198	3,496
6.500% due 08/01/2029 - 02/01/2039	971	1,080
Freddie Mac
0.410% due 07/15/2019	777	776
0.515% due 11/26/2012	200	199
0.521% due 08/25/2031	147	143
0.660% due 06/15/2018	81	81
1.542% due 02/25/2045	68	67
1.750% due 09/10/2015	1,800	1,771
2.624% due 06/01/2035	786	820
2.632% due 08/01/2035	637	664
2.739% due 10/01/2035	636	666
3.000% due 07/28/2014	1,800	1,896
3.004% due 09/01/2035	271	284
3.058% due 11/01/2034	512	538
4.125% due 09/27/2013	100	108
4.375% due 07/17/2015	700	773
4.500% due 09/01/2039 - 01/01/2041	1,897	1,945
5.500% due 07/01/2038 - 12/01/2038	19,433	20,737
6.000% due 02/01/2034 - 05/01/2040	7,717	8,385
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	822	920
Small Business Administration
5.290% due 12/01/2027	504	545
5.490% due 03/01/2028	3,847	4,140
5.600% due 09/01/2028	3,853	4,163

Total U.S. Government Agencies (Cost $166,787)		167,496

U.S. TREASURY OBLIGATIONS 5.9%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	1,357	1,385
2.000% due 01/15/2026	441	469
2.375% due 01/15/2025	232	259
2.375% due 01/15/2027	542	604
2.500% due 01/15/2029	306	348
3.875% due 04/15/2029 (h)	4,390	5,902
U.S. Treasury Notes
0.500% due 11/30/2012	2,800	2,797
0.625% due 12/31/2012	300	300
2.125% due 11/30/2014	500	512
2.125% due 05/31/2015	3,200	3,252
2.500% due 04/30/2015	3,800	3,929

Total U.S. Treasury Obligations (Cost $20,015)		19,757

MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Investment Trust
2.261% due 02/25/2045	168	151
Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	900	986
Bear Stearns Adjustable Rate Mortgage Trust
3.113% due 01/25/2034	1,206	1,161
Bear Stearns Alt-A Trust
0.421% due 02/25/2034	611	488
2.955% due 09/25/2035	159	122
Bear Stearns Commercial Mortgage Securities
0.370% due 03/15/2019	666	655
5.331% due 02/11/2044	100	103
5.471% due 01/12/2045	300	321
Bear Stearns Structured Products, Inc.
2.360% due 01/26/2036	580	381
Citigroup Mortgage Loan Trust, Inc.
2.680% due 12/25/2035	197	189
2.820% due 12/25/2035	374	343
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	940
Countrywide Alternative Loan Trust
0.441% due 05/25/2047	604	352
0.541% due 02/25/2037	2,854	1,689
Countrywide Home Loan Mortgage Pass-Through Trust
3.017% due 02/20/2036	145	117
Credit Suisse Mortgage Capital Certificates
5.659% due 03/15/2039	100	105
Greenpoint Mortgage Funding Trust
0.341% due 10/25/2046	213	198
0.341% due 01/25/2047	266	255
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	106
5.444% due 03/10/2039	500	527
GSR Mortgage Loan Trust
2.825% due 09/25/2035	1,178	1,130
5.193% due 11/25/2035	855	834
Indymac Index Mortgage Loan Trust
2.589% due 01/25/2036	513	319
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	3,021
5.882% due 02/15/2051	300	318

JPMorgan Mortgage Trust
5.750% due 01/25/2036		95	86
Mellon Residential Funding Corp.
0.700% due 12/15/2030		1,457	1,381
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	613
Merrill Lynch Floating Trust
0.330% due 06/15/2022		1,986	1,928
0.802% due 07/09/2021		1,500	1,449
Morgan Stanley Capital I
5.364% due 03/15/2044		2,500	2,583
5.610% due 04/15/2049		500	512
5.809% due 12/12/2049		100	107
Structured Adjustable Rate Mortgage Loan Trust
1.742% due 01/25/2035		436	255
2.737% due 08/25/2034		818	778
Structured Asset Mortgage Investments, Inc.
0.541% due 02/25/2036		273	166
TBW Mortgage-Backed Pass-Through Certificates
0.371% due 01/25/2037		2	2
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046		496	489
0.381% due 10/25/2046		794	787
Wachovia Bank Commercial Mortgage Trust
0.351% due 09/15/2021		1,479	1,441
WaMu Mortgage Pass-Through Certificates
0.551% due 10/25/2045		83	70
1.528% due 11/25/2042		68	60
1.538% due 05/25/2041		50	49
Wells Fargo Mortgage-Backed Securities Trust
3.425% due 03/25/2036		821	730

Total Mortgage-Backed Securities (Cost $29,592)			28,297

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp.
0.311% due 12/25/2036		71	68
Asset-Backed Securities Corp. Home Equity
0.536% due 09/25/2034		151	138
Bear Stearns Asset-Backed Securities Trust
0.311% due 11/25/2036		171	165
Centurion CDO VII Ltd.
0.657% due 01/30/2016		1,491	1,414
Countrywide Asset-Backed Certificates
0.311% due 05/25/2037		181	180
0.311% due 05/25/2047		39	39
0.331% due 06/25/2047		109	107
0.341% due 06/25/2037		35	35
0.371% due 10/25/2046		12	12
Credit-Based Asset Servicing & Securitization LLC
0.321% due 11/25/2036		118	103
First Franklin Mortgage Loan Asset-Backed Certificates
0.311% due 11/25/2036		131	130
Fremont Home Loan Trust
0.321% due 01/25/2037		103	95
HSI Asset Securitization Corp. Trust
0.311% due 12/25/2036		41	40
JPMorgan Mortgage Acquisition Corp.
0.311% due 10/25/2036		649	630
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034		17	14
Morgan Stanley ABS Capital I
0.301% due 10/25/2036		11	12
Park Place Securities, Inc.
0.573% due 10/25/2034		160	157
Structured Asset Securities Corp.
0.311% due 10/25/2036		47	46

Total Asset-Backed Securities (Cost $3,479)			3,385

SOVEREIGN ISSUES 2.4%
Brazil Government International Bond
8.000% due 01/15/2018		500	587
10.250% due 01/10/2028	BRL	600	377
Canada Government International Bond
2.000% due 12/01/2014	CAD	1,000	999
2.500% due 09/01/2013		700	715
3.000% due 12/01/2015		200	207
Canada Housing Trust No. 1
2.750% due 12/15/2015		100	101
3.350% due 12/15/2020		200	199
Export-Import Bank of China
4.875% due 07/21/2015		$100	108
Export-Import Bank of Korea
4.000% due 01/29/2021		600	563
5.125% due 06/29/2020		100	103
Korea Development Bank
4.375% due 08/10/2015		700	721
Mexico Government International Bond
5.950% due 03/19/2019		300	336
6.000% due 06/18/2015	MXN	2,400	193
Province of Ontario Canada
4.200% due 03/08/2018	CAD	100	106
4.300% due 03/08/2017		300	321
4.400% due 06/02/2019		400	424
4.600% due 06/02/2039		100	105
5.500% due 06/02/2018		100	114
Societe Financement de l’Economie Francaise
0.489% due 07/16/2012		$1,000	1,003
2.375% due 03/26/2012		600	611

Total Sovereign Issues (Cost $7,602)			7,893

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.1%
American International Group, Inc.
8.500% due 08/01/2011		44,400	390

CONSUMER DISCRETIONARY 0.2%
Motors Liquidation Co.
5.250% due 03/06/2032		80,000	652

Total Convertible Preferred Securities (Cost $531)			1,042

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
DG Funding Trust
0.681% due 03/06/2032		243	1,855

Total Preferred Securities (Cost $2,585)			1,855

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.0%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		$1,000	975

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 01/03/2011		1,100	1,100

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,124. Repurchase proceeds are $1,100.)
JAPAN TREASURY BILLS 4.2%
0.107% due 01/31/2011	JPY	1,140,000	14,040

U.S. TREASURY BILLS 0.4%
0.174% due 01/06/2011 - 06/23/2011 (b)(e)(f)		$1,340	1,339

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 10.8%
		3,586,849	35,926

Total Short-Term Instruments (Cost $53,430)			53,380

Total Investments 121.8% (Cost $405,122)			$406,418
Written Options (j) (0.4%) (Premiums $883)			(1,220)
Other Assets and Liabilities (Net) (21.4%)			(71,434)

Net Assets 100.0%			$333,764

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $260 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $1,079 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $3,626 at a weighted average interest rate of 0.051%. On December 31, 2010, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,885 and cash of $72 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	57	$5
90-Day Eurodollar December Futures	Long	12/2012	50	(67)
90-Day Eurodollar June Futures	Long	06/2011	155	75
90-Day Eurodollar June Futures	Long	06/2012	69	(31)
90-Day Eurodollar June Futures	Long	06/2013	6	(12)
90-Day Eurodollar March Futures	Long	03/2011	233	32
90-Day Eurodollar March Futures	Long	03/2012	85	(11)
90-Day Eurodollar March Futures	Long	03/2013	18	(32)
90-Day Eurodollar September Futures	Long	09/2011	87	33
90-Day Eurodollar September Futures	Long	09/2012	48	(71)
90-Day Eurodollar September Futures	Long	09/2013	9	(20)
E-mini S&P 500 Index March Futures	Long	03/2011	80	202
U.S. Treasury 2-Year Note March Futures	Long	03/2011	402	82
U.S. Treasury 5-Year Note March Futures	Long	03/2011	3	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	4	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2012	3	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	4	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2012	4	(4)

				$166

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.033%	$300	$0	$(8)	$8
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.061%	600	(2)	(6)	4
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.033%	1,000	(1)	(11)	10
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.061%	100	0	(1)	1
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.119%	300	14	0	14
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.061%	500	(2)	(5)	3
France Government Bond	GSC	0.250%	12/20/2015	1.062%	300	(11)	(6)	(5)
France Government Bond	RBS	0.250%	12/20/2015	1.062%	700	(27)	(14)	(13)
France Government Bond	UBS	0.250%	12/20/2015	1.062%	200	(8)	(4)	(4)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	0.529%	1,500	1	0	1
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.890%	1,500	(7)	0	(7)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.079%	700	75	0	75
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.079%	700	67	0	67
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.164%	600	83	21	62
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.079%	800	87	0	87
Japan Government International Bond	BOA	1.000%	03/20/2016	0.718%	300	4	4	0
Japan Government International Bond	DUB	1.000%	03/20/2015	0.590%	100	3	2	1
Japan Government International Bond	JPM	1.000%	03/20/2015	0.590%	600	10	7	3
MetLife, Inc.	GSC	1.000%	03/20/2015	1.440%	2,000	(35)	(121)	86
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.017%	600	0	(13)	13
Mexico Government International Bond	CITI	1.000%	03/20/2015	1.017%	400	0	(9)	9
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.616%	100	2	1	1
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.616%	200	3	1	2
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.715%	1,000	14	23	(9)
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.616%	100	2	1	1
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.637%	1,000	15	4	11
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.616%	100	2	1	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.637%	1,000	15	4	11

						$304	$(129)	$433

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$300	$39	$35	$4
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	116	118	(2)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	1,800	231	209	22
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	700	90	79	11
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	1,200	166	152	14
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	200	28	28	0
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	500	69	61	8
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	200	28	26	2
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	300	42	39	3
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	100	14	14	0
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	21	0	21
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	963	5	0	5
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	200	6	(3)	9
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	300	9	(3)	12
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	2,990	37	0	37
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	675	7	0	7
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	1,543	17	0	17
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	9	0	9
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	500	3	0	3
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	600	5	(3)	8
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	700	5	(1)	6
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	2,500	18	(10)	28
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	1,000	8	(3)	11
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	200	1	(1)	2
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015	400	3	0	3
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	3,900	29	(8)	37
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	400	2	2	0

					$1,008	$731	$277

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	3,300	$(34)	$(60)	$26
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	2	0	2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	1	0	1
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	3	0	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	4	1	3
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		700	6	3	3
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	57	0	57
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		200	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	93	(21)	114
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	12	1	11
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	36	3	33
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		300	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,700	8	1	7
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		1,600	7	2	5
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,200	12	5	7
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		1,000	5	(1)	6
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		200	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		300	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		400	2	1	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		500	4	1	3
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		6,800	55	1	54
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		200	2	1	1
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		5,900	44	6	38
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		1,200	10	4	6
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		1,800	21	3	18
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		300	0	0	0
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		200	1	1	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		500	4	0	4
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		300	3	1	2
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		400	6	2	4
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	2	1	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		800	13	6	7
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	11,700	(39)	9	(48)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		2,100	(7)	1	(8)
Pay	3-Month USD-LIBOR	1.250%	12/19/2013	GSC		$1,800	(17)	0	(17)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	MSC		300	(3)	(2)	(1)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	6,000	82	0	82
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	3,500	12	0	12
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		3,100	10	0	10
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	24	3	21

							$454	$(25)	$479

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI 1000 Index	920,600	1-Month USD-LIBOR plus a specified spread	$105,792	02/28/2011	BCLY	$7,853
Receive	eRAFI 1000 Index	490,816	1-Month USD-LIBOR plus a specified spread	59,323	07/15/2011	BOA	1,281
Receive	eRAFI 1000 Index	56,326	1-Month USD-LIBOR plus a specified spread	6,808	10/17/2011	BOA	147
Receive	eRAFI 1000 Index	231,325	1-Month USD-LIBOR plus a specified spread	26,583	02/28/2011	CSFB	1,973
Receive	eRAFI 1000 Index	720,920	1-Month USD-LIBOR plus a specified spread	87,134	04/15/2011	CSFB	1,879
Receive	eRAFI 1000 Index	235,788	1-Month USD-LIBOR plus a specified spread	27,096	06/30/2011	JPM	2,013

							$15,146

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	64	$27	$37
Call - CME S&P 500 Index January Futures	1,275.000	01/21/2011	10	20	19
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	64	40	27
Put - CME S&P 500 Index January Futures	1,190.000	01/21/2011	10	26	11

				$113	$94

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$3,800	$8	$18
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	4,300	25	51
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,200	20	39
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,000	25	41
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	4
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,600	15	35
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	8	18
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,600	99	171
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	24	34
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,800	44	61
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,300	26	29
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	5,800	60	87
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,400	16	18
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	31	34
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	4,200	41	63
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,000	25	38
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	116
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	37
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	400	6	6
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	800	11	12
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	400	5	6
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	400	5	6
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,300	8	1
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	900	13	13

							$641	$938

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$1,900	$10	$15
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	1,700	9	14
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	5,700	63	96
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	2,700	29	45

					$111	$170

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premiu0m	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] -Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$13
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] -Inflation Adjustment) or 0	09/29/2020	500	7	5

						$18	$18

(k) Short sales outstanding on December 31, 2010:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	01/01/2041	$3,000	$2,953	$2,985

(l) Foreign currency contracts outstanding on December 31, 2010:
Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,361	01/2011	CSFB	$94	$0	$94
Sell		13	01/2011	CSFB	0	0	0
Buy	BRL	8,097	03/2011	CITI	68	0	68
Buy	CAD	102	02/2011	BNP	2	0	2
Buy		301	02/2011	BOA	5	0	5
Buy		5,138	02/2011	DUB	61	0	61
Buy		232	02/2011	RBC	5	0	5
Sell	CHF	699	02/2011	RBC	0	(44)	(44)
Buy	CNY	732	11/2011	BCLY	0	(1)	(1)
Buy		4,404	11/2011	CITI	4	0	4
Buy		2,824	11/2011	JPM	0	(2)	(2)
Buy		2,288	02/2012	BCLY	0	(2)	(2)
Sell	EUR	62	01/2011	BCLY	0	(2)	(2)
Sell		200	01/2011	BNP	0	(5)	(5)
Buy		1,500	01/2011	CITI	0	(37)	(37)
Sell		10,823	01/2011	CITI	533	0	533
Sell		195	01/2011	CSFB	0	(1)	(1)
Sell		1,536	01/2011	MSC	46	(8)	38
Sell		100	01/2011	RBC	0	0	0
Buy		246	01/2011	RBS	7	0	7
Sell		277	01/2011	UBS	0	(5)	(5)
Sell	GBP	513	03/2011	BCLY	1	0	1
Sell		513	03/2011	DUB	1	0	1
Sell		342	03/2011	RBS	2	0	2
Buy	IDR	643,510	04/2011	CITI	1	0	1
Buy		1,818,000	04/2011	MSC	1	0	1
Buy		1,378,167	07/2011	BCLY	2	0	2
Buy		1,315,300	07/2011	CITI	3	0	3
Buy		2,192,100	07/2011	HSBC	4	0	4
Buy		2,700,000	07/2011	JPM	0	0	0
Buy	INR	6,181	03/2011	BCLY	0	0	0
Buy		3,000	03/2011	RBS	0	0	0
Buy		9,290	05/2011	BOA	4	0	4
Buy	JPY	16,530	01/2011	BCLY	5	0	5
Buy		16,465	01/2011	CITI	4	0	4
Sell		1,140,000	01/2011	CITI	0	(16)	(16)
Buy		33,124	01/2011	CSFB	15	0	15
Sell		48,768	01/2011	GSC	0	(21)	(21)
Buy		8,169	01/2011	JPM	1	0	1
Sell		29,029	01/2011	RBC	0	(13)	(13)
Sell		58,058	01/2011	RBS	0	(24)	(24)
Buy		25,125	01/2011	UBS	6	0	6
Buy	KRW	115,242	01/2011	JPM	2	0	2
Sell		1,023,064	01/2011	JPM	0	(16)	(16)
Buy		907,822	01/2011	MSC	5	(3)	2
Buy		18,100	05/2011	BCLY	0	0	0
Buy		113,830	05/2011	BOA	1	0	1
Buy		398,800	05/2011	CITI	1	(2)	(1)
Buy		126,401	05/2011	GSC	0	(1)	(1)
Buy		34,000	05/2011	HSBC	0	0	0
Buy		1,553,034	05/2011	JPM	22	(3)	19
Buy		67,000	05/2011	RBS	0	0	0
Buy		116,150	05/2011	UBS	3	0	3
Buy	MXN	10,218	02/2011	BCLY	27	0	27
Buy		3,153	02/2011	CITI	5	(1)	4
Buy		1,237	02/2011	JPM	0	0	0
Buy		18,747	02/2011	MSC	14	(1)	13
Buy		3,724	02/2011	UBS	1	0	1
Buy	MYR	200	02/2011	BCLY	1	0	1
Buy		190	02/2011	CITI	1	0	1
Buy		815	02/2011	DUB	4	0	4
Buy		310	02/2011	HSBC	1	0	1
Buy		170	02/2011	RBS	1	0	1
Buy	PHP	2,941	02/2011	CITI	1	0	1
Buy		1,469	02/2011	JPM	0	0	0
Buy		4,248	04/2011	BCLY	0	(2)	(2)
Buy		4,361	04/2011	CITI	0	0	0
Buy		4,375	04/2011	JPM	1	0	1
Buy		5,200	06/2011	CITI	1	0	1
Buy		16,876	06/2011	DUB	3	0	3
Buy		15,900	06/2011	JPM	8	0	8
Buy		8,765	11/2011	CITI	3	(1)	2
Buy		8,747	11/2011	JPM	2	(1)	1
Buy	SGD	131	01/2011	JPM	2	0	2
Sell		131	01/2011	RBS	0	(3)	(3)
Buy		129	02/2011	CITI	0	0	0
Buy		261	02/2011	HSBC	4	0	4
Buy		132	03/2011	CITI	3	0	3
Buy		263	03/2011	HSBC	5	0	5
Buy		129	06/2011	CITI	0	0	0
Buy		131	06/2011	DUB	2	0	2
Buy		454	06/2011	GSC	4	0	4
Buy		195	06/2011	JPM	2	0	2
Buy		131	06/2011	RBS	3	0	3
Buy	TRY	155	01/2011	BCLY	0	0	0
Buy		152	01/2011	CITI	0	(2)	(2)
Buy		435	01/2011	HSBC	0	(19)	(19)
Buy		446	01/2011	JPM	0	(12)	(12)
Buy	TWD	1,135	01/2011	DUB	3	0	3
Sell		3,477	01/2011	DUB	0	(3)	(3)
Buy		694	01/2011	JPM	2	0	2
Buy		1,069	01/2011	MSC	3	0	3
Buy		579	01/2011	UBS	2	0	2
Buy		2,368	04/2011	BOA	5	0	5
Buy		5,177	04/2011	DUB	9	0	9
Buy		2,429	04/2011	JPM	5	0	5
Buy	ZAR	4,348	01/2011	HSBC	37	0	37
Buy		1,394	04/2011	JPM	8	0	8
Buy		698	04/2011	MSC	4	0	4
Buy		760	09/2011	BCLY	11	0	11

					$1,097	$(251)	$846

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1(4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$82,669	$88	$82,757
Industrials	0	19,777	0	19,777
Utilities	0	8,335	0	8,335
Convertible Bonds & Notes
Industrials	0	78	0	78
Municipal Bonds & Notes
California	0	4,442	0	4,442
Illinois	0	1,717	0	1,717
Nevada	0	196	0	196
New York	0	3,534	0	3,534
Ohio	0	1,978	0	1,978
Texas	0	499	0	499
U.S. Government Agencies	0	167,496	0	167,496
U.S. Treasury Obligations	0	19,757	0	19,757
Mortgage-Backed Securities	0	28,297	0	28,297
Asset-Backed Securities	0	1,971	1,414	3,385
Sovereign Issues	0	7,893	0	7,893
Convertible Preferred Securities
Banking & Finance	390	0	0	390
Consumer Discretionary	0	652	0	652
Preferred Securities
Banking & Finance	0	0	1,855	1,855
Short-Term Instruments
Corporate Bonds & Notes	0	0	975	975
Repurchase Agreements	0	1,100	0	1,100
Japan Treasury Bills	0	14,040	0	14,040
U.S. Treasury Bills	0	1,339	0	1,339
PIMCO Short-Term Floating NAV Portfolio	35,926	0	0	35,926
	$36,316	$365,770	$4,332	$406,418

Short Sales, at value	$0	$(2,985)	$0	$(2,985)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	750	0	750
Equity Contracts	202	15,146	0	15,348
Foreign Exchange Contracts	0	1,097	0	1,097
Interest Rate Contracts	227	553	0	780
	$429	$17,546	$0	$17,975
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(40)	0	(40)
Equity Contracts	(30)	0	0	(30)
Foreign Exchange Contracts	0	(251)	0	(251)
Interest Rate Contracts	(263)	(1,076)	(188)	(1,527)

	$(293)	$(1,367)	$(188)	$(1,848)

Totals	$36,452	$378,964	$4,144	$419,560

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$0	$0	$0	$0	$88	$0	$88	$0
Asset-Backed Securities	1,394	0	(4)	8	0	16	0	0	1,414	16
Preferred Securities
Banking & Finance	1,980	0	0	0	0	(125)	0	0	1,855	(125)
Short-Term Instruments
Corporate Bonds & Notes	0	975	0	0	0	0	0	0	975	0

	$3,374	$975	$(4)	$8	$0	$(109)	$88	$0	$4,332	$(109)
Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	(11)	0	(117)	0	0	(60)	0	0	(188)	(60)

Totals	$3,363	$975	$(121)	$8	$0	$(169)	$88	$0	$4,144	$(169)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Global Advantage Strategy Bond Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021		$2,900	$2,799

SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	207

Total Australia (Cost $3,040)			3,006

BAHRAIN 0.2%
SOVEREIGN ISSUES 0.2%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,089

Total Bahrain (Cost $3,918)			4,089

BERMUDA 0.6%
CORPORATE BONDS & NOTES 0.6%
Noble Group Ltd.
6.750% due 01/29/2020		$11,700	13,001
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	955
4.750% due 02/16/2021		1,000	958
7.875% due 06/10/2019		250	299

Total Bermuda (Cost $14,482)			15,213

BRAZIL 5.3%
CORPORATE BONDS & NOTES 1.8%
Banco do Brasil S.A.
4.500% due 01/22/2015		$1,600	1,672
Banco Santander Brasil S.A.
4.500% due 04/06/2015		1,000	1,025
CSN Resources S.A.
6.500% due 07/21/2020		6,600	6,996
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,994	3,159
Gerdau Holdings, Inc.
7.000% due 01/20/2020		8,600	9,503
GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,700	4,088
Petrobras International Finance Co.
7.875% due 03/15/2019		11,250	13,356
8.375% due 12/10/2018		2,800	3,420
Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		630	695
6.875% due 11/10/2039		800	888

			44,835

SOVEREIGN ISSUES 3.5%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	61,910	36,635
10.000% due 01/01/2017		92,156	50,903

			87,538

Total Brazil (Cost $123,192)			132,373

CANADA 9.0%
ASSET-BACKED SECURITIES 0.3%
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	7,029	7,077

CORPORATE BONDS & NOTES 1.4%
Bank of Nova Scotia
1.650% due 10/29/2015		$7,600	7,273
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		27,000	27,497
TransCanada Pipelines Ltd.
7.625% due 01/15/2039		310	402

			35,172

SOVEREIGN ISSUES 7.3%
Canada Government International Bond
1.500% due 06/01/2012	CAD	74,900	75,302
1.500% due 12/01/2012		36,400	36,493
2.000% due 12/01/2014		20,200	20,174
3.000% due 12/01/2036 (c)		8,777	12,523
4.250% due 06/01/2018		33,100	36,398
			180,890

Total Canada (Cost $215,642)			223,139

CAYMAN ISLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		$4,060	4,886
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,449
5.000% due 11/15/2020		8,400	8,263
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		11,150	11,652
QNB Finance Ltd.
3.125% due 11/16/2015		1,500	1,470

Total Cayman Islands (Cost $28,499)			28,720

CHILE 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Chile
1.539% due 04/20/2012		$1,000	1,000
3.750% due 09/22/2015		5,600	5,611
Codelco, Inc.
7.500% due 01/15/2019		40	49

Total Chile (Cost $6,626)			6,660

COLOMBIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A.
7.625% due 07/23/2019		$1,800	2,088

Total Colombia (Cost $2,104)			2,088

DENMARK 0.5%
CORPORATE BONDS & NOTES 0.5%
BRFkredit A/S
2.050% due 04/15/2013		$3,600	3,663
Danske Bank A/S
4.500% due 07/01/2017	EUR	5,800	8,335
DONG Energy A/S
3.500% due 06/29/2012		400	548

Total Denmark (Cost $12,702)			12,546

EGYPT 0.2%
BANK LOAN OBLIGATIONS 0.2%
Petroleum Export Ltd.
3.319% due 12/07/2012		$4,300	4,287

Total Egypt (Cost $4,300)			4,287

FINLAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Nokia OYJ
5.375% due 05/15/2019		$1,150	1,216

Total Finland (Cost $1,176)			1,216

FRANCE 2.0%
CORPORATE BONDS & NOTES 1.3%
Banques Populaires Covered Bond
3.875% due 06/05/2014	EUR	2,400	3,363
BNP Paribas Home Loan Covered Bonds S.A.
2.875% due 05/22/2012		200	272
3.000% due 07/23/2013		550	752
4.500% due 05/30/2014		450	642
4.750% due 05/28/2013		50	71
BPCE S.A.
2.375% due 10/04/2013		$10,900	10,875
Caisse Refinancement de l’Habitat
4.500% due 10/25/2017	EUR	2,500	3,562
Carrefour S.A.
5.375% due 06/12/2015		50	73
CIF Euromortgage
3.250% due 10/20/2015		800	1,085
4.125% due 12/19/2014		700	990
CM-CIC Covered Bonds
3.125% due 01/21/2015		5,100	6,930
4.750% due 07/17/2012		2,000	2,797
Dexia Credit Local S.A.
0.953% due 09/23/2011		$1,000	1,003
EDF S.A.
6.950% due 01/26/2039		22	26
GDF Suez
6.875% due 01/24/2019	EUR	45	74
Societe Generale
5.125% due 12/19/2013		50	71

			32,586

SOVEREIGN ISSUES 0.7%
France Government Bond
1.800% due 07/25/2040 (c)		247	343
3.500% due 04/25/2015		3,600	5,091
4.000% due 10/25/2014		1,700	2,453
France Government Inflation Linked Bond
2.250% due 07/25/2020		2,341	3,384
3.150% due 07/25/2032		189	320
Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		590	802
3.000% due 04/07/2014		1,545	2,134
3.375% due 05/05/2014		$2,980	3,141

			17,668

Total France (Cost $51,406)			50,254

GERMANY 9.5%
BANK LOAN OBLIGATIONS 0.1%
Kabel Deutschland Holding AG
4.500% due 12/20/2016	EUR	1,000	1,345

CORPORATE BONDS & NOTES 0.1%
Berlin-Hannoversche Hypothekenbank AG
3.500% due 02/22/2013		27	37
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,881
Muenchener Hypothekenbank eG
5.000% due 01/16/2012		75	104

			2,022

SOVEREIGN ISSUES 9.3%
Republic of Germany
1.750% due 04/15/2020 (c)		844	1,199
2.250% due 04/10/2015		24,900	34,045
3.250% due 07/04/2015		13,400	19,033
3.250% due 01/04/2020		46,168	63,484
3.500% due 01/04/2016		650	932

3.500% due 07/04/2019		375	526
3.750% due 01/04/2015		38,400	55,529
3.750% due 01/04/2019		3,950	5,654
4.250% due 01/04/2014		15,800	22,996
4.250% due 07/04/2018		19,200	28,407

			231,805

Total Germany (Cost $240,930)			235,172

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$5,000	4,948

Total Hong Kong (Cost $4,974)			4,948

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Bank of India
4.750% due 09/30/2015		$1,800	1,835
ICICI Bank Ltd.
5.000% due 01/15/2016		1,500	1,507
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,751
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	478
State Bank of India
4.500% due 07/27/2015		1,000	1,023

Total India (Cost $6,705)			6,594

INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Majapahit Holding BV
7.750% due 01/20/2020		$2,000	2,315

Total Indonesia (Cost $2,374)			2,315

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
1.341% due 01/17/2023	EUR	1,893	2,245

CORPORATE BONDS & NOTES 0.2%
RZD Capital Ltd.
5.739% due 04/03/2017		$5,525	5,762

Total Ireland (Cost $8,020)			8,007

JAPAN 3.0%
SOVEREIGN ISSUES 3.0%
Japan Government International Bond
0.900% due 03/20/2014	JPY	792,000	9,958
1.500% due 09/20/2018		154,000	1,995
1.700% due 03/20/2017		1,550,000	20,398
Japan Government International CPI Linked Bond
1.200% due 12/10/2017		1,387,400	17,159
1.400% due 06/10/2018		2,001,580	24,864

Total Japan (Cost $64,078)			74,374

MEXICO 3.5%
CORPORATE BONDS & NOTES 0.6%
America Movil SAB de C.V.
6.125% due 03/30/2040		$500	533
6.375% due 03/01/2035		1,100	1,211
BBVA Bancomer S.A.
7.250% due 04/22/2020		500	530
Corp. GEO SAB de C.V.
9.250% due 06/30/2020		700	796
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		700	805
Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	32
6.625% due 06/15/2035		250	256
Petroleos Mexicanos
6.000% due 03/05/2020		4,100	4,366
8.000% due 05/03/2019		5,370	6,498

			15,027

SOVEREIGN ISSUES 2.9%
Mexico Government International Bond
7.500% due 06/21/2012	MXN	229,167	19,289
7.750% due 12/14/2017		96,463	8,321
8.000% due 12/17/2015		2,500	216
8.500% due 12/13/2018		231,172	20,709
9.000% due 12/22/2011		2,300	194
9.000% due 12/20/2012		266,888	23,186

			71,915

Total Mexico (Cost $80,030)			86,942

NETHERLANDS 2.7%
CORPORATE BONDS & NOTES 2.5%
ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	3,150	4,322
3.250% due 09/21/2015		5,350	7,289
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$2,300	2,395
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		300	389
Deutsche Telekom International Finance BV
6.000% due 01/20/2017	EUR	30	45
E.ON International Finance BV
5.750% due 05/07/2020		40	62
Fortis Bank Nederland NV
3.000% due 04/17/2012		300	410
3.375% due 05/19/2014		1,817	2,533
ING Bank NV
0.919% due 01/13/2012		$2,700	2,699
2.625% due 02/09/2012		750	767
3.000% due 09/30/2014	EUR	4,900	6,659
3.375% due 03/03/2014		1,930	2,692
3.900% due 03/19/2014		$4,600	4,924
4.250% due 03/19/2013	EUR	700	985
4.750% due 05/27/2019		100	144
5.250% due 06/05/2018		7,000	10,389
LeasePlan Corp. NV
3.000% due 05/07/2012		$4,000	4,111
NIBC Bank NV
3.125% due 02/17/2012	EUR	1,350	1,843
3.500% due 04/07/2014		1,200	1,678
RWE Finance BV
6.625% due 01/31/2019		50	80
SNS Bank NV
2.875% due 01/30/2012		3,000	4,085
3.500% due 03/10/2014		2,150	3,016

			61,517

MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL
1.787% due 04/17/2041		600	635
1.887% due 10/17/2039		78	102
2.237% due 10/17/2041		200	187
Eurosail PLC
1.737% due 10/17/2040		409	505

			1,429

SOVEREIGN ISSUES 0.1%
Netherlands Government International Bond
2.750% due 01/15/2015		1,400	1,944
3.250% due 07/15/2015		1,000	1,412

			3,356

Total Netherlands (Cost $67,399)			66,302

NEW ZEALAND 0.1%
CORPORATE BONDS & NOTES 0.1%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,432

Total New Zealand (Cost $1,386)			1,432

NORWAY 1.4%
CORPORATE BONDS & NOTES 1.4%
DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	73
DnB NOR Boligkreditt
2.100% due 10/14/2016		$10,400	9,904
3.375% due 01/20/2017	EUR	1,300	1,765
4.125% due 02/01/2013		7,950	11,107
4.625% due 07/03/2013		1,000	1,396
Sparebanken 1 Boligkreditt
5.000% due 09/10/2013		7,900	11,353

Total Norway (Cost $37,756)			35,598

POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	148
5.750% due 09/23/2022		132	44
6.250% due 10/24/2015		5,680	1,989

Total Poland (Cost $2,173)			2,181

QATAR 1.1%
CORPORATE BONDS & NOTES 0.8%
Nakilat, Inc.
6.067% due 12/31/2033		$500	529
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,900	5,883
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		10,574	11,187
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		1,000	1,058
6.750% due 09/30/2019		2,550	2,955

			21,612

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
5.250% due 01/20/2020		4,000	4,240
6.400% due 01/20/2040		2,400	2,616

			6,856

Total Qatar (Cost $27,688)			28,468

RUSSIA 2.4%
CORPORATE BONDS & NOTES 2.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$400	424
7.700% due 08/07/2013		4,500	5,004
8.700% due 08/07/2018		1,500	1,854
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		20	21
Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022		9,700	9,918
8.146% due 04/11/2018		360	417
8.625% due 04/28/2034		675	813
9.250% due 04/23/2019		1,000	1,234

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		3,300	3,952
10.500% due 03/25/2014		8,450	10,110
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		100	101
7.750% due 05/29/2018		300	326
9.000% due 06/11/2014		4,400	4,972
TNK-BP Finance S.A.
6.625% due 03/20/2017		1,000	1,065
7.250% due 02/02/2020		1,700	1,857
7.500% due 07/18/2016		3,350	3,719
7.875% due 03/13/2018		2,800	3,189
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		500	501

			49,477

SOVEREIGN ISSUES 0.4%
Russia Government International Bond
7.500% due 03/31/2030		9,413	10,911

Total Russia (Cost $57,266)			60,388

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,646

Total South Africa (Cost $3,204)			3,646

SOUTH KOREA 1.2%
CORPORATE BONDS & NOTES 0.3%
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		$6,000	5,829

SOVEREIGN ISSUES 0.9%
Export-Import Bank of Korea
5.125% due 06/29/2020		6,500	6,718
5.875% due 01/14/2015		1,200	1,302
8.125% due 01/21/2014		6,300	7,217
Korea Development Bank
8.000% due 01/23/2014		6,650	7,596

			22,833

Total South Korea (Cost $27,797)			28,662

SPAIN 0.2%
CORPORATE BONDS & NOTES 0.2%
Santander U.S. Debt S.A. Unipersonal
1.103% due 03/30/2012		$5,000	4,944

Total Spain (Cost $5,000)			4,944

SUPRANATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
European Union
3.125% due 04/03/2014	EUR	90	125

Total Supranational (Cost $122)			125

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.6%
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	3,047
Stadshypotek AB
3.000% due 10/01/2014		300	410
3.750% due 12/12/2013		1,250	1,748
Svenska Handelsbanken AB
1.302% due 09/14/2012		$2,500	2,510
Swedbank AB
2.800% due 02/10/2012		600	613
2.900% due 01/14/2013		150	155
Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	5,616

Total Sweden (Cost $13,989)			14,099

UNITED ARAB EMIRATES 0.0%
CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$923	989

Total United Arab Emirates (Cost $992)			989

UNITED KINGDOM 5.3%
CORPORATE BONDS & NOTES 2.4%
Abbey National Treasury Services PLC
2.500% due 03/18/2013	EUR	3,400	4,546
Bank of Scotland PLC
3.250% due 01/25/2013		3,300	4,466
4.750% due 01/26/2015		5,000	7,010
Barclays Bank PLC
4.000% due 01/20/2017		2,600	3,462
4.875% due 03/31/2013		600	831
5.926% due 09/29/2049		$100	90
6.750% due 05/22/2019		500	566
BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	75
BP Capital Markets PLC
0.442% due 04/11/2011		$1,800	1,801
2.750% due 06/14/2011	CHF	200	216
3.125% due 03/10/2012		$1,200	1,227
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		250	328
HSBC Bank PLC
3.875% due 11/09/2011	EUR	50	68
HSBC Holdings PLC
3.625% due 06/29/2020		400	516
Lloyds TSB Bank PLC
4.375% due 01/12/2015		$100	100
6.375% due 06/17/2016	EUR	4,200	6,044
12.000% due 12/29/2049		$3,500	3,825
Nationwide Building Society
3.500% due 12/07/2015	EUR	5,000	6,724
4.625% due 09/13/2012		1,900	2,633
Royal Bank of Scotland Group PLC
1.188% due 04/23/2012		$2,700	2,728
2.625% due 05/11/2012		600	614
3.000% due 09/08/2016	EUR	5,000	6,572
4.625% due 09/22/2021		4,300	4,717
Santander UK PLC
7.375% due 09/29/2049	GBP	500	713
Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	76

			59,948

MORTGAGE-BACKED SECURITIES 0.4%
Arran Residential Mortgages Funding PLC
2.403% due 05/16/2047		7,600	10,122

SOVEREIGN ISSUES 2.5%
United Kingdom Gilt
2.750% due 01/22/2015	GBP	36,700	58,833
4.500% due 03/07/2019		1,750	2,981

			61,814

Total United Kingdom (Cost $136,448)			131,884

UNITED STATES 35.9%
ASSET-BACKED SECURITIES 0.1%
Mid-State Trust
8.330% due 04/01/2030		$511	529
SLM Student Loan Trust
1.788% due 04/25/2023		588	608

			1,137

BANK LOAN OBLIGATIONS 0.6%
CIT Group, Inc.
6.250% due 08/11/2015		1,000	1,021
Ford Motor Co.
3.040% due 12/15/2013		2,000	1,995
Graham Packaging Co. LP
6.000% due 09/23/2016		1,500	1,519
HCA, Inc.
2.553% due 11/17/2013		1,000	992
Intelsat Ltd.
5.250% due 04/03/2018		4,000	4,044
International Lease Finance Corp.
6.750% due 03/17/2015		500	509
7.000% due 03/17/2016		1,000	1,019
Novelis, Inc.
5.000% due 12/14/2016		2,000	2,029
Vodafone Group PLC
6.875% due 08/11/2015		1,000	987

			14,115

CORPORATE BONDS & NOTES 15.1%
Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	3,560
Ally Financial, Inc.
1.750% due 10/30/2012		10,900	11,098
6.250% due 12/01/2017		2,100	2,103
7.500% due 09/15/2020		4,700	4,953
8.300% due 02/12/2015		400	441
Altria Group, Inc.
7.750% due 02/06/2014		1,500	1,726
9.250% due 08/06/2019		800	1,046
9.700% due 11/10/2018		1,200	1,585
American Express Bank FSB
0.391% due 05/29/2012		50	50
5.500% due 04/16/2013		3,500	3,774
American Express Credit Corp.
5.875% due 05/02/2013		300	326
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	206
American General Finance Corp.
0.564% due 08/17/2011		5,400	5,092
5.200% due 12/15/2011		3,800	3,710
5.625% due 08/17/2011		1,100	1,088
5.900% due 09/15/2012 (g)		2,000	1,900
American International Group, Inc.
5.050% due 10/01/2015		15,700	16,185
5.850% due 01/16/2018		42	43
8.250% due 08/15/2018		250	289
Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,143
5.950% due 09/15/2016		400	430
7.625% due 03/15/2014		1,000	1,122
AT&T Corp.
8.000% due 11/15/2031		7	9
AT&T, Inc.
5.350% due 09/01/2040		228	215
Aviation Capital Group
7.125% due 10/15/2020		11,400	11,631

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,000	6,843
4.250% due 04/05/2017		2,405	3,268
Bank of America Corp.
0.802% due 09/11/2012		$1,500	1,482
4.000% due 03/28/2018	EUR	1,400	1,713
7.375% due 05/15/2014		$200	222
Bear Stearns Cos. LLC
6.950% due 08/10/2012		500	546
7.250% due 02/01/2018		10,400	12,342
Black & Decker Corp.
8.950% due 04/15/2014		50	59
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,044
Capital One Financial Corp.
7.375% due 05/23/2014		500	569
CenturyLink, Inc.
6.150% due 09/15/2019		500	502
CIT Group, Inc.
7.000% due 05/01/2013		7,100	7,260
7.000% due 05/01/2014		3,100	3,139
Citigroup Funding, Inc.
1.875% due 10/22/2012		10,900	11,123
Citigroup, Inc.
2.286% due 08/13/2013		9,500	9,668
5.500% due 04/11/2013		2,500	2,663
6.000% due 08/15/2017		5,400	5,865
6.125% due 05/15/2018		689	756
6.375% due 08/12/2014		100	111
6.500% due 08/19/2013		4,400	4,834
8.500% due 05/22/2019		5,200	6,466
Cleco Power LLC
6.000% due 12/01/2040		3,000	2,940
CMS Energy Corp.
4.250% due 09/30/2015		2,000	1,990
Continental Airlines Pass-Through Trust
6.000% due 01/12/2019		1,900	1,900
CSX Corp.
6.250% due 03/15/2018		50	57
CVS Pass-Through Trust
7.507% due 01/10/2032		2,756	3,140
Cytec Industries, Inc.
8.950% due 07/01/2017		250	304
DCP Midstream Operating LP
3.250% due 10/01/2015		4,300	4,234
DirecTV Holdings LLC
5.200% due 03/15/2020		3,500	3,635
DISH DBS Corp.
6.375% due 10/01/2011		1,900	1,962
Dow Chemical Co.
2.536% due 08/08/2011		2,550	2,578
5.900% due 02/15/2015		1,500	1,662
7.600% due 05/15/2014		2,000	2,309
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,921
Ford Motor Credit Co. LLC
7.375% due 02/01/2011		1,600	1,605
8.000% due 06/01/2014		6,300	6,946
8.125% due 01/15/2020		2,000	2,331
8.700% due 10/01/2014		5,200	5,861
General Electric Capital Corp.
0.562% due 09/15/2014		800	777
2.625% due 12/28/2012		10,900	11,311
5.625% due 05/01/2018		40	44
5.875% due 01/14/2038		430	448
6.875% due 01/10/2039		200	232
Genworth Financial, Inc.
7.200% due 02/15/2021		2,000	2,051
Goldman Sachs Group, Inc.
0.753% due 03/22/2016		534	505
0.789% due 01/12/2015		200	194
5.375% due 02/15/2013	EUR	2,500	3,509
5.375% due 03/15/2020		$2,600	2,692
5.500% due 11/15/2014		200	216
5.950% due 01/18/2018		3,500	3,803
6.000% due 05/01/2014		1,500	1,654
6.150% due 04/01/2018		255	281
HSBC Finance Corp.
0.496% due 08/09/2011		6,650	6,644
6.676% due 01/15/2021		15,600	15,789
International Lease Finance Corp.
5.875% due 05/01/2013		1,000	1,016
6.375% due 03/25/2013		5,300	5,459
6.750% due 09/01/2016		700	751
JPMorgan Chase & Co.
1.372% due 10/12/2015	EUR	800	992
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		$19	21
6.850% due 02/15/2020		400	459
6.950% due 01/15/2038		75	82
7.400% due 03/15/2031		200	224
9.000% due 02/01/2019		300	378
Lazard Group LLC
7.125% due 05/15/2015		3,000	3,233
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	372
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	54
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,056
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012		1,600	1,586
5.000% due 01/15/2015		200	208
6.150% due 04/25/2013		800	859
6.400% due 08/28/2017		4,250	4,500
6.875% due 04/25/2018		4,820	5,282
6.875% due 11/15/2018		14,354	15,483
Morgan Stanley
0.654% due 06/20/2012		100	101
0.739% due 10/18/2016		200	185
0.769% due 10/15/2015		44	41
1.377% due 04/13/2016	EUR	3,600	4,327
1.407% due 01/16/2017		4,000	4,743
6.625% due 04/01/2018		$200	217
NBC Universal, Inc.
5.150% due 04/30/2020		3,500	3,635
NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	1,080
7.119% due 12/15/2017		1,800	1,973
Office Depot, Inc.
6.250% due 08/15/2013		3,000	3,015
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	1,877
Pride International, Inc.
6.875% due 08/15/2020		3,500	3,649
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019		250	318
Roche Holdings, Inc.
2.288% due 02/25/2011		40	40
Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	387
6.250% due 07/15/2013		1,300	1,405
RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,150
SLM Corp.
0.588% due 01/27/2014		896	808
5.375% due 01/15/2013		8,400	8,572
8.000% due 03/25/2020		2,000	2,031
Sprint Capital Corp.
7.625% due 01/30/2011		1,800	1,807
Stone Street Trust
5.902% due 12/15/2015		13,000	13,493
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		300	350
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	97
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	3,890
Valero Energy Corp.
9.375% due 03/15/2019		50	62
Verizon Wireless Capital LLC
3.750% due 05/20/2011		500	506
Wachovia Corp.
0.572% due 06/15/2017		64	59
WEA Finance LLC
5.750% due 09/02/2015		500	542
Wells Fargo & Co.
0.488% due 10/28/2015		600	580
Wells Fargo Capital XIII
7.700% due 12/29/2049		100	104
Weyerhaeuser Co.
6.750% due 03/15/2012		9,150	9,669
WM Covered Bond Program
4.000% due 11/26/2016	EUR	2,100	2,858
4.375% due 05/19/2014		4,500	6,284

			373,595

MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Large Loan, Inc.
5.641% due 02/17/2051		$2,800	2,988
Extended Stay America Trust
2.950% due 11/05/2027		2,596	2,556
Merrill Lynch Floating Trust
0.802% due 07/09/2021		2,350	2,269
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046		381	376

			8,189

MUNICIPAL BONDS & NOTES 4.3%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2010
7.046% due 12/01/2044		11,200	10,948
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050		4,700	4,757
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		2,600	2,778
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049		4,600	4,573
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		1,600	1,613
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011		6,400	6,400

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.600% due 08/01/2042		11,400	11,564
6.750% due 08/01/2049		6,900	7,128
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034		2,700	2,799
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.713% due 06/01/2039		7,500	7,007
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, Series 2009
6.890% due 01/01/2042		1,000	975
New Jersey State Turnpike Authority Revenue Bonds, Series 2010
7.102% due 01/01/2041		2,000	2,170
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043		4,800	4,528
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.572% due 11/01/2038		1,500	1,455
New York State Dormitory Authority Revenue Bonds, Series 2009
5.628% due 03/15/2039		6,500	6,302
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040		6,400	6,189
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.334% due 02/15/2028		16,500	16,844
Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.765% due 06/01/2040		2,500	2,396
San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041		4,100	4,183
Southern California State Metropolitan Water District Revenue Bonds, Series 2010
6.947% due 07/01/2040		2,200	2,280
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039		25	26

			106,915

U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae
0.000% due 06/01/2017		7,000	5,720
0.691% due 11/25/2040		8,456	8,455
0.711% due 11/25/2040		8,443	8,433
2.375% due 07/28/2015		100	102
3.500% due 10/01/2040 - 01/01/2041		8,000	7,650
4.000% due 08/01/2040 - 01/01/2041		69,508	69,182
4.500% due 01/01/2039 - 01/01/2041		10,926	11,218
5.000% due 01/01/2041		9,000	9,463
5.500% due 06/01/2037 - 12/01/2037		50,396	53,967
Federal Home Loan Bank
1.625% due 07/27/2011		2,100	2,116
Freddie Mac
0.196% due 05/04/2011		4,735	4,737
0.216% due 08/05/2011		10,000	10,004
0.740% due 10/15/2040		16,334	16,278
5.000% due 07/15/2014		600	673
Tennessee Valley Authority
0.000% due 04/15/2042 (b)		1,000	1,037
4.700% due 07/15/2033		1,200	1,193
5.250% due 09/15/2039		1,450	1,539

			211,767

U.S. TREASURY OBLIGATIONS 7.0%
Treasury Inflation Protected Securities (c)
1.250% due 07/15/2020		11,633	11,928
2.375% due 01/15/2025		1,857	2,070
2.500% due 01/15/2029 (e)(h)		34,045	38,737
3.875% due 04/15/2029		7,118	9,568
U.S. Treasury Notes
0.375% due 10/31/2012		111,900	111,577

			173,880

Total United States (Cost $888,896)			889,598

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$1,000	958

Total Virgin Islands (British) (Cost $949)			958

SHORT-TERM INSTRUMENTS 14.3%
CERTIFICATES OF DEPOSIT 1.0%
Itau Unibanco S.A.
1.300% due 03/14/2011		$11,400	11,425
1.450% due 06/13/2011		7,000	7,036
1.700% due 09/12/2011		6,800	6,856

			25,317

CORPORATE BONDS & NOTES 0.2%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		2,400	2,339
2.596% due 12/29/2011		2,400	2,340

			4,679

REPURCHASE AGREEMENTS 2.9%
Barclays Capital, Inc.
0.250% due 01/03/2011		6,000	6,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $6,161. Repurchase proceeds are $6,000.)
BNP Paribas Securities Corp.
0.180% due 01/03/2011		1,500	1,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $1,537. Repurchase proceeds are $1,500.)
RBS Securities, Inc.
0.050% due 01/03/2011		63,000	63,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.500% due 02/15/2036 valued at $64,684. Repurchase proceeds are $63,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		2,400	2,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $2,451. Repurchase proceeds are $2,400.)

			72,900

JAPAN TREASURY BILLS 4.1%
0.105% due 01/24/2011	JPY	8,150,000	100,376

U.S. TREASURY BILLS 0.0%
0.181% due 05/26/2011 - 06/16/2011 (a)(e)(f)		$960	959

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 6.1%
		14,965,501	149,894

Total Short-Term Instruments (Cost $353,187)			354,125

Total Investments 101.8% (Cost $2,498,450)			$2,525,342
Written Options (j) (0.1%) (Premiums $2,562)			(4,113)
Other Assets and Liabilities (Net) (1.7%)			(41,717)

Net Assets 100.0%			$2,479,513

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $1,015 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $270 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $4,783 at a weighted average interest rate of 0.016%. On December 31, 2010, securities valued at $950 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $4,163 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2012	31	$(11)
90-Day Eurodollar March Futures	Long	03/2011	1,031	171
90-Day Eurodollar March Futures	Long	03/2012	1,443	545
Euro-Bobl March Futures	Long	03/2011	88	(30)
Euro-Bund 10-Year Bond March Futures	Long	03/2011	78	(69)
United Kingdom Government 10-Year Bond March Futures	Long	03/2011	292	(272)

				$334

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.399%	$200	$2	$8	$(6)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.234%	50	(3)	0	(3)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.932%	500	(2)	22	(24)
CenturyLink, Inc.	MSC	(1.000%	)	09/20/2019	1.811%	500	29	(6)	35
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.537%	50	(3)	0	(3)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.324%	250	5	23	(18)
Macy’s Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	1.074%	350	(50)	(36)	(14)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.276%	50	1	0	1
Merrill Lynch & Co., Inc.	BCLY	(1.000%	)	06/20/2018	1.877%	4,500	249	183	66
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	2.949%	3,000	(166)	19	(185)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.415%	450	(61)	(42)	(19)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.415%	550	40	69	(29)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	1.751%	50	(3)	0	(3)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.878%	1,000	63	16	47

							$101	$256	$(155)

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.754%		$4,400	$15	$(11)	$26
Australia Government Bond	BOA	1.000%	09/20/2015	0.480%		7,400	179	172	7
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.815%	EUR	900	9	(136)	145
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.818%		$600	109	9	100
BP Capital Markets America, Inc.	GSC	5.000%	06/20/2015	0.818%		1,200	218	37	181
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.858%		900	170	15	155
Brazil Government International Bond	BCLY	3.810%	02/20/2014	0.904%		40	4	0	4
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.508%		900	1	4	(3)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.508%		2,300	3	6	(3)
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.508%		300	1	2	(1)
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.085%		5,000	(18)	12	(30)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.508%		2,900	4	13	(9)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.508%		900	1	4	(3)
China Government International Bond	CSFB	1.000%	03/20/2015	0.578%		7,000	124	76	48
Comcast Corp.	CITI	1.000%	12/20/2015	0.810%		3,000	28	16	12
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.436%		1,800	40	55	(15)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.287%		1,000	(50)	(80)	30
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.328%		3,900	(213)	(276)	63
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.287%		3,500	(176)	(286)	110
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.287%		1,200	(60)	(96)	36
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	0.807%		1,200	10	(47)	57
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	0.807%		2,000	15	(35)	50
France Government Bond	BOA	0.250%	06/20/2015	1.003%		2,200	(70)	(42)	(28)
France Government Bond	BOA	0.250%	12/20/2015	1.062%		20,900	(795)	(722)	(73)
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.357%		200	(3)	(12)	9
General Electric Capital Corp.	UBS	1.000%	12/20/2015	1.329%		10,600	(158)	(368)	210
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.667%	EUR	1,000	(1)	0	(1)
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.718%		$1,700	25	23	2
Japan Government International Bond	BNP	1.000%	09/20/2015	0.661%		6,400	102	38	64
Japan Government International Bond	DUB	1.000%	03/20/2015	0.590%		3,900	67	30	37
Japan Government International Bond	RBS	1.000%	03/20/2016	0.718%		2,800	41	41	0
Mexico Government International Bond	CITI	1.000%	12/20/2014	0.992%		60	0	(2)	2
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.525%		5,700	8	8	0
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.525%		1,000	1	3	(2)
Mexico Government International Bond	HSBC	1.000%	12/20/2015	1.107%		13,450	(62)	0	(62)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.525%		700	1	2	(1)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.525%		2,400	3	4	(1)
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	0.815%		6,800	11	(25)	36
Republic of Germany	BOA	0.250%	06/20/2015	0.535%		2,200	(27)	(20)	(7)
Russia Government International Bond	BCLY	1.000%	09/20/2015	1.401%		3,400	(59)	(124)	65
South Korea Government Bond	DUB	1.000%	09/20/2015	0.912%		6,600	29	(44)	73
South Korea Government Bond	GSC	1.000%	03/20/2011	0.522%		1,600	3	8	(5)
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.326%	EUR	2,400	(9)	(12)	3

							$(479)	$(1,760)	$1,281

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	$20,000	$2,768	$2,620	$148
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	2,000	277	265	12
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	29,700	218	183	35
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	1,700	12	11	1

					$3,275	$3,079	$196

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	5,300	$29	$11	$18
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		3,300	17	7	10
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		3,800	20	8	12
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		8,200	76	29	47
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		33,100	267	149	118
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		100	2	0	2
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	10	2	8
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		50,100	812	402	410
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		33,700	545	277	268
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		9,500	81	46	35
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		19,500	203	20	183
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		71,000	306	42	264
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		33,000	121	152	(31)
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		61,700	592	186	406
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		54,000	24	42	(18)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		33,400	10	22	(12)
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		46,700	274	275	(1)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	195	(6)	201
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BNP		$32,700	(284)	(115)	(169)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA		25,300	(219)	(48)	(171)
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	CSFB		22,300	(194)	(45)	(149)
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	CITI		4,700	(7)	(22)	15
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	JPM		8,300	(12)	(38)	26
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	MSC		8,300	(12)	(37)	25
Pay	3-Month USD-LIBOR	2.750%	12/15/2020	DUB		7,000	(365)	(56)	(309)
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	38,479	126	(3)	129
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		49,880	165	0	165
Pay	28-Day MXN TIIE	6.590%	12/08/2015	CITI		621,000	146	(2)	148

							$2,928	$1,298	$1,630

(j)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$129.000	01/21/2011	36	$15	$1
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	186	80	106
Put - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/21/2011	36	18	134
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	186	116	78

				$229	$319

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		$12,000	$78	$163
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,800	33	65
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,700	69	159
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		9,100	56	123
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		138,900	1,071	1,884
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,800	36	92
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,700	60	84
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,100	115	153
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	13
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		13,800	143	208
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		16,700	183	211
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		17,800	166	224
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		12,400	122	187
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	7	1

								$2,148	$3,567

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.600%	03/16/2011	EUR	1,300	$6	$2

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$10,300	$91	$103
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	11,800	88	122

						$179	$225

(k)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2041	$38,000	$40,661	$40,660
Fannie Mae	6.000%	01/01/2041	30,000	32,550	32,611

				$73,211	$73,271

(l)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	32,761	01/2011	CSFB	$1,956	$0	$1,956
Buy		5,936	01/2011	RBS	239	0	239
Buy	BRL	10,575	02/2011	HSBC	328	0	328
Sell		10,575	02/2011	UBS	0	(107)	(107)
Sell		82,556	03/2011	CITI	0	(692)	(692)
Buy		10,575	04/2011	UBS	108	0	108
Buy	CAD	1,008	02/2011	BCLY	13	0	13
Buy		3,977	02/2011	CITI	0	(3)	(3)
Sell		59,258	02/2011	DUB	0	(709)	(709)
Buy	CHF	30,534	02/2011	RBC	1,906	0	1,906
Buy		1,566	02/2011	RBS	42	0	42
Buy		480	02/2011	UBS	17	0	17
Buy	CNY	14,011	01/2011	BOA	16	0	16
Sell		6,101	01/2011	CITI	0	(26)	(26)
Buy		1,686	01/2011	DUB	6	0	6
Sell		181,418	01/2011	DUB	70	(99)	(29)
Buy		60,053	01/2011	HSBC	113	0	113
Buy		54,875	01/2011	JPM	81	(4)	77
Sell		28,920	01/2011	JPM	25	0	25
Buy		25,032	01/2011	MSC	29	0	29
Buy		60,781	01/2011	RBS	224	0	224
Buy		6,751	04/2011	DUB	29	0	29
Buy		30,534	04/2011	JPM	47	0	47
Buy		30,761	06/2011	BCLY	87	0	87
Buy		7,516	06/2011	DUB	0	(16)	(16)
Buy		43,762	06/2011	HSBC	27	(18)	9
Buy		28,331	06/2011	RBS	83	0	83
Buy		33,890	09/2011	BOA	126	0	126
Buy		31,872	09/2011	CITI	115	0	115
Buy		62,322	09/2011	UBS	210	0	210
Buy		15,611	11/2011	BCLY	3	(10)	(7)
Buy		65,828	11/2011	CITI	21	0	21
Buy		66,882	11/2011	DUB	253	0	253
Buy		4,242	11/2011	HSBC	0	(4)	(4)
Buy		33,795	11/2011	JPM	0	(29)	(29)
Buy		3,167	11/2011	RBS	1	0	1
Buy		5,050	02/2012	BCLY	0	(4)	(4)
Buy		64,238	02/2012	DUB	103	0	103
Buy		80,663	02/2012	RBS	0	(53)	(53)
Buy		100,000	09/2015	CITI	297	0	297
Buy		117,180	09/2015	DUB	387	0	387
Buy		28,920	09/2015	JPM	102	0	102
Buy	COP	20,031,000	04/2011	CITI	0	(467)	(467)
Buy	EUR	3,040	01/2011	BCLY	62	0	62
Sell		270	01/2011	BOA	4	0	4
Buy		134,003	01/2011	CITI	0	(2,062)	(2,062)
Sell		43,784	01/2011	CITI	2,377	0	2,377
Buy		16,217	01/2011	CSFB	7	0	7
Sell		5,430	01/2011	CSFB	0	(78)	(78)
Sell		9,245	01/2011	DUB	203	(83)	120
Buy		23,849	01/2011	MSC	0	(941)	(941)
Sell		32,413	01/2011	MSC	1,974	0	1,974
Sell		2,935	01/2011	RBC	0	(61)	(61)
Buy		4,778	01/2011	RBS	0	(324)	(324)
Sell		3,802	01/2011	RBS	283	0	283
Buy		1,345	01/2011	UBS	19	0	19
Buy	GBP	7,492	03/2011	BCLY	12	(9)	3
Buy		1,923	03/2011	BNP	0	(4)	(4)
Buy		6,842	03/2011	DUB	0	(11)	(11)
Buy		4,562	03/2011	RBS	0	(23)	(23)
Buy		800	03/2011	UBS	0	(1)	(1)
Buy	INR	379,115	03/2011	BCLY	189	0	189
Sell		386,016	03/2011	BCLY	0	(566)	(566)
Buy		392,073	03/2011	BOA	304	0	304
Buy		481,080	03/2011	CITI	19	(16)	3
Buy		361,040	03/2011	DUB	3	0	3
Buy		116,362	03/2011	HSBC	72	0	72
Buy		134,537	03/2011	JPM	69	0	69
Buy		635,025	03/2011	RBS	3	(10)	(7)
Buy		137,250	03/2011	UBS	81	0	81
Buy	JPY	124,234	01/2011	BCLY	30	0	30
Sell		21,030	01/2011	BCLY	0	(7)	(7)
Sell		100	01/2011	BOA	0	0	0
Buy		1,506,350	01/2011	CITI	623	0	623
Sell		4,150,000	01/2011	DUB	0	(377)	(377)
Buy		1,667,405	01/2011	GSC	726	0	726
Buy		2,614,566	01/2011	JPM	1,074	0	1,074
Sell		4,000,000	01/2011	JPM	0	(336)	(336)
Buy		487,055	01/2011	MSC	0	0	0
Buy		630,867	01/2011	RBC	279	0	279
Buy		3,956,250	01/2011	RBS	1,642	0	1,642
Buy		223,263	01/2011	UBS	98	0	98
Buy	KRW	4,906,000	01/2011	BOA	0	(65)	(65)
Buy		4,966,875	01/2011	HSBC	0	(111)	(111)
Sell		9,872,875	01/2011	JPM	0	(174)	(174)
Buy		3,662,800	05/2011	BCLY	0	(23)	(23)
Buy		38,000,300	05/2011	CITI	15	(195)	(180)
Buy		2,951,663	05/2011	GSC	8	0	8
Buy		6,912,000	05/2011	HSBC	0	(48)	(48)
Buy		25,814,175	05/2011	JPM	236	0	236
Buy		13,860,000	05/2011	RBS	0	0	0
Buy	MXN	3,192	02/2011	BCLY	16	0	16
Buy		308,123	02/2011	CITI	473	(2)	471
Buy		29,131	02/2011	DUB	56	0	56
Sell		38,989	02/2011	DUB	0	(146)	(146)
Buy		2,330	02/2011	JPM	0	(1)	(1)
Sell		182,149	02/2011	JPM	0	(509)	(509)
Buy		4,983	02/2011	RBS	2	0	2
Buy	MYR	64,429	02/2011	BCLY	236	0	236
Buy		5,370	02/2011	CITI	22	0	22
Buy		7,447	02/2011	JPM	33	0	33
Buy		5,020	02/2011	RBS	19	0	19
Buy	PHP	40,000	06/2011	BOA	0	(5)	(5)
Buy		817,860	06/2011	CITI	199	(30)	169
Buy		144,190	06/2011	DUB	37	0	37
Buy		108,326	06/2011	HSBC	23	0	23
Buy		148,125	06/2011	JPM	37	0	37
Buy		94,081	06/2011	RBS	0	(19)	(19)
Buy	PLN	62,926	02/2011	BCLY	0	(613)	(613)
Sell		35,606	02/2011	HSBC	504	0	504
Buy		3,300	02/2011	MSC	48	0	48
Buy		12,442	02/2011	UBS	0	(308)	(308)
Sell	SEK	8,470	02/2011	CITI	6	0	6
Buy		145,299	02/2011	RBC	0	(34)	(34)
Buy		7,309	02/2011	RBS	0	(21)	(21)
Buy	SGD	3,849	01/2011	DUB	0	0	0
Buy		24,340	02/2011	BOA	67	0	67
Sell		43,413	02/2011	JPM	0	(130)	(130)
Buy		23,360	03/2011	BOA	832	0	832
Buy		5,774	03/2011	DUB	180	0	180
Sell		2,676	03/2011	DUB	0	(85)	(85)
Buy		4,840	03/2011	JPM	180	0	180
Buy		5,810	03/2011	RBS	214	0	214
Buy		12,400	06/2011	DUB	149	0	149
Buy	TWD	228,975	01/2011	DUB	544	0	544
Sell		364,906	01/2011	DUB	0	(367)	(367)
Buy		12,540	01/2011	HSBC	32	0	32
Buy		36,582	01/2011	JPM	100	0	100
Buy		56,312	01/2011	MSC	146	0	146
Buy		30,497	01/2011	UBS	87	0	87
Buy		151,842	04/2011	BOA	327	0	327
Buy		471,106	04/2011	DUB	763	0	763
Buy		134,145	04/2011	HSBC	198	0	198
Buy		155,810	04/2011	JPM	308	0	308
Sell		26,615	04/2011	JPM	0	(58)	(58)
Sell		11,439	04/2011	RBS	0	(26)	(26)
Buy	ZAR	20,611	01/2011	BCLY	118	0	118
Buy		122,040	01/2011	HSBC	1,047	0	1,047

					$24,479	$(10,120)	$14,359

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Australia
Corporate Bonds & Notes	$0	$2,799	$0	$2,799
Sovereign Issues	0	207	0	207
Bahrain
Sovereign Issues	0	4,089	0	4,089
Bermuda
Corporate Bonds & Notes	0	15,213	0	15,213
Brazil
Corporate Bonds & Notes	0	44,835	0	44,835
Sovereign Issues	0	87,538	0	87,538
Canada
Asset-Backed Securities	0	0	7,077	7,077
Corporate Bonds & Notes	0	35,172	0	35,172
Sovereign Issues	0	180,890	0	180,890
Cayman Islands
Corporate Bonds & Notes	0	28,720	0	28,720
Chile
Corporate Bonds & Notes	0	6,660	0	6,660
Colombia
Corporate Bonds & Notes	0	2,088	0	2,088
Denmark
Corporate Bonds & Notes	0	12,546	0	12,546
Egypt
Bank Loan Obligations	0	4,287	0	4,287
Finland
Corporate Bonds & Notes	0	1,216	0	1,216
France
Corporate Bonds & Notes	0	32,586	0	32,586
Sovereign Issues	0	17,668	0	17,668
Germany
Bank Loan Obligations	0	1,345	0	1,345
Corporate Bonds & Notes	0	2,022	0	2,022
Sovereign Issues	0	231,805	0	231,805
Hong Kong
Corporate Bonds & Notes	0	4,948	0	4,948
India
Corporate Bonds & Notes	0	6,594	0	6,594
Indonesia
Corporate Bonds & Notes	0	2,315	0	2,315
Ireland
Asset-Backed Securities	0	0	2,245	2,245
Corporate Bonds & Notes	0	5,762	0	5,762
Japan
Sovereign Issues	0	74,374	0	74,374
Mexico
Corporate Bonds & Notes	0	15,027	0	15,027
Sovereign Issues	0	71,915	0	71,915
Netherlands
Corporate Bonds & Notes	0	61,517	0	61,517
Mortgage-Backed Securities	0	1,429	0	1,429
Sovereign Issues	0	3,356	0	3,356
New Zealand
Corporate Bonds & Notes	0	1,432	0	1,432
Norway
Corporate Bonds & Notes	0	35,598	0	35,598
Poland
Sovereign Issues	0	2,181	0	2,181
Qatar
Corporate Bonds & Notes	0	21,612	0	21,612
Sovereign Issues	0	6,856	0	6,856
Russia
Corporate Bonds & Notes	0	49,477	0	49,477
Sovereign Issues	0	10,911	0	10,911
South Africa
Sovereign Issues	0	3,646	0	3,646
South Korea
Corporate Bonds & Notes	0	5,829	0	5,829
Sovereign Issues	0	22,833	0	22,833
Spain
Corporate Bonds & Notes	0	4,944	0	4,944
Supranational
Corporate Bonds & Notes	0	125	0	125
Sweden
Corporate Bonds & Notes	0	14,099	0	14,099
United Arab Emirates
Corporate Bonds & Notes	0	989	0	989
United Kingdom
Corporate Bonds & Notes	0	59,948	0	59,948
Mortgage-Backed Securities	0	10,122	0	10,122
Sovereign Issues	0	61,814	0	61,814
United States
Asset-Backed Securities	0	1,137	0	1,137
Bank Loan Obligations	0	14,115	0	14,115
Corporate Bonds & Notes	0	371,695	1,900	373,595
Mortgage-Backed Securities	0	8,189	0	8,189
Municipal Bonds & Notes	0	106,915	0	106,915
U.S. Government Agencies	0	211,767	0	211,767
U.S. Treasury Obligations	0	173,880	0	173,880
Virgin Islands (British)
Corporate Bonds & Notes	0	958	0	958
Short-Term Instruments
Certificates of Deposit	0	25,317	0	25,317
Corporate Bonds & Notes	0	0	4,679	4,679
Repurchase Agreements	0	72,900	0	72,900
Japan Treasury Bills	0	100,376	0	100,376
U.S. Treasury Bills	0	959	0	959
PIMCO Short-Term Floating NAV Portfolio	149,894	0	0	149,894
	$149,894	$2,359,547	$15,901	$2,525,342

Short Sales, at value	$0	$(73,271)	$0	$(73,271)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,870	0	1,870
Foreign Exchange Contracts	0	24,479	0	24,479
Interest Rate Contracts	716	2,490	0	3,206
	$716	$28,839	$0	$29,555

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(550)	0	(550)
Foreign Exchange Contracts	0	(10,120)	0	(10,120)
Interest Rate Contracts	(382)	(4,746)	(225)	(5,353)
	$(382)	$(15,416)	$(225)	$(16,023)
Totals	$150,228	$2,299,699	$15,676	$2,465,603

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Canada
Asset-Backed Securities	$0	$8,861	$(2,053)	$0	$36	$233	$0	$0	$7,077	$233
Ireland
Asset-Backed Securities	0	2,262	0	6	0	(23)	0	0	2,245	(23)
Netherlands
Mortgage-Backed Securities	945	0	(41)	9	(2)	13	0	(924)	0	0
United States
Corporate Bonds & Notes	0	1,908	0	0	0	(8)	0	0	1,900	(8)
Short-Term Instruments
Corporate Bonds & Notes	0	4,679	0	2	0	(2)	0	0	4,679	(2)

	$945	$17,710	$(2,094)	$17	$34	$213	$0	$(924)	$15,901	$200

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(82)	0	(91)	0	0	(52)	0	0	(225)	(52)

Totals	$863	$17,710	$(2,185)	$17	$34	$161	$0	$(924)	$15,676	$148

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 6.0%
CORPORATE BONDS & NOTES 5.0%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	500	$506
Bank of Queensland Ltd.
5.500% due 10/22/2012		700	714
Commonwealth Bank of Australia
0.582% due 09/17/2014		$4,900	4,889
0.709% due 07/12/2013		7,100	7,118
ING Bank Australia Ltd.
5.432% due 08/28/2013	AUD	1,400	1,430
5.500% due 10/08/2012		2,700	2,754
5.750% due 08/28/2013		2,700	2,771
Macquarie Bank Ltd.
3.300% due 07/17/2014		$6,800	7,191
4.100% due 12/17/2013		4,400	4,726
National Australia Bank Ltd.
3.375% due 07/08/2014		1,000	1,057
Westpac Banking Corp.
2.700% due 12/09/2014		9,000	9,082
2.900% due 09/10/2014		4,200	4,344

			46,582

MORTGAGE-BACKED SECURITIES 1.0%
Medallion Trust
0.418% due 05/25/2035		1,626	1,592
Puma Finance Ltd.
0.354% due 02/21/2038		1,460	1,402
4.970% due 08/22/2037	AUD	910	889
5.350% due 07/12/2036		517	516
Swan Trust
6.110% due 04/25/2041		3,955	4,047
Torrens Trust
5.230% due 10/19/2038		1,297	1,296

			9,742

Total Australia (Cost $53,321)			56,324

CANADA 2.5%
ASSET-BACKED SECURITIES 0.8%
Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	5,600	5,722
Ford Auto Securitization Trust
3.396% due 11/15/2011		42	43
4.817% due 10/15/2012		1,300	1,335

			7,100

CORPORATE BONDS & NOTES 1.7%
Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,831
Honda Canada Finance, Inc.
1.479% due 03/26/2012		9,000	9,013
Master Credit Card Trust
5.297% due 08/21/2012		1,000	1,057

			15,901

SOVEREIGN ISSUES 0.0%
Canada Government International Bond
3.750% due 06/01/2012		400	415

Total Canada (Cost $21,269)			23,416

CAYMAN ISLANDS 1.4%
CORPORATE BONDS & NOTES 1.4%
IPIC GMTN Ltd.
5.000% due 11/15/2020		$1,000	983
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		3,200	3,344
Transocean, Inc.
4.950% due 11/15/2015		4,800	4,966
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,400	1,974
Vita Capital III Ltd.
1.390% due 01/01/2011		$2,300	2,300

Total Cayman Islands (Cost $13,219)			13,567

DENMARK 1.6%
CORPORATE BONDS & NOTES 1.6%
Nykredit Realkredit A/S
1.000% due 01/01/2011	EUR	8,400	11,225
6.000% due 10/01/2029	DKK	502	98
Realkredit Danmark A/S
2.000% due 01/01/2011		17,500	3,137
2.340% due 01/01/2038		2,505	431

Total Denmark (Cost $15,350)			14,891

FRANCE 7.4%
CORPORATE BONDS & NOTES 5.2%
BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011	EUR	500	683
4.750% due 05/28/2013		3,900	5,543
Cie de Financement Foncier
1.625% due 07/23/2012		$10,400	10,453
2.500% due 09/16/2015		4,900	4,782
4.000% due 07/21/2011	EUR	5,200	7,053
4.500% due 01/09/2013		1,200	1,687
Dexia Credit Local S.A.
0.539% due 01/12/2012		$3,000	2,989
2.625% due 01/21/2014	EUR	3,100	4,191
2.750% due 01/10/2014		$2,300	2,337
Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	600	813
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		400	554
Societe Generale SCF
4.000% due 07/07/2016		500	703
Vivendi S.A.
5.750% due 04/04/2013		$3,600	3,885
6.625% due 04/04/2018		2,600	2,899

			48,572

SOVEREIGN ISSUES 2.2%
France Government Bond
3.500% due 04/25/2020	EUR	700	949
4.000% due 04/25/2018		6,850	9,795
4.250% due 04/25/2019		6,400	9,238
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	542

			20,524

Total France (Cost $70,944)			69,096

GERMANY 6.6%
BANK LOAN OBLIGATIONS 0.3%
Kabel Deutschland Holding AG
4.500% due 12/20/2016	EUR	2,100	2,824

CORPORATE BONDS & NOTES 0.4%
Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	4,000	4,046

SOVEREIGN ISSUES 5.9%
Republic of Germany
3.750% due 01/04/2019	EUR	3,900	5,582
4.000% due 01/04/2018		14,800	21,636
4.250% due 07/04/2018		6,900	10,209
5.500% due 01/04/2031		4,600	7,848
5.625% due 01/04/2028		2,800	4,758
6.250% due 01/04/2030		2,500	4,603

			54,636

Total Germany (Cost $59,442)			61,506

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	1,100	1,322
SC Germany Auto
0.892% due 08/11/2015		79	106

			1,428

MORTGAGE-BACKED SECURITIES 0.2%
Immeo Residential Finance PLC
1.186% due 12/15/2016		1,283	1,555
Talisman Finance PLC
1.185% due 04/22/2017		601	674

			2,229

Total Ireland (Cost $4,177)			3,657

ITALY 0.1%
ASSET-BACKED SECURITIES 0.1%
Locat Securitisation Vehicle SRL
1.209% due 12/12/2024	EUR	397	518

Total Italy (Cost $585)			518

JAPAN 0.3%
MORTGAGE-BACKED SECURITIES 0.0%
JLOC Ltd.
0.498% due 01/15/2015	JPY	48,169	517

SOVEREIGN ISSUES 0.3%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,495

Total Japan (Cost $2,687)			3,012

JERSEY, CHANNEL ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.2%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,758	2,303

CORPORATE BONDS & NOTES 0.5%
WPP PLC
6.000% due 04/04/2017	GBP	2,500	4,181

Total Jersey, Channel Islands (Cost $5,289)			6,484

NETHERLANDS 3.6%
ASSET-BACKED SECURITIES 0.2%
Eurocredit CDO BV
1.478% due 02/22/2020	EUR	1,781	2,176

CORPORATE BONDS & NOTES 2.0%
ABN AMRO Bank NV
3.250% due 01/18/2013		2,900	3,979
3.750% due 01/12/2012		900	1,231
Achmea Hypotheekbank NV
0.636% due 11/03/2014		$2,600	2,590
3.200% due 11/03/2014		2,000	2,083

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		1,000	1,296
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,218
NIBC Bank NV
2.800% due 12/02/2014		$1,800	1,857
3.500% due 04/07/2014	EUR	2,000	2,797
Ziggo Finance BV
6.125% due 11/15/2017		500	665

			18,716

MORTGAGE-BACKED SECURITIES 0.4%
Delphinus BV
1.321% due 11/28/2031		1,041	1,379
Dutch Mortgage Portfolio Loans BV
1.291% due 11/20/2035		1,380	1,794

			3,173

SOVEREIGN ISSUES 1.0%
Netherlands Government International Bond
4.500% due 07/15/2017		6,300	9,376

Total Netherlands (Cost $33,388)			33,441

NORWAY 1.1%
CORPORATE BONDS & NOTES 0.9%
DnB NOR Boligkreditt
2.375% due 07/20/2016	EUR	3,500	4,524
4.500% due 05/16/2011		2,600	3,513

			8,037

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
2.000% due 01/14/2013		$2,300	2,355

Total Norway (Cost $10,799)			10,392

QATAR 0.2%
SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
6.400% due 01/20/2040		$2,200	2,398

Total Qatar (Cost $2,274)			2,398

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$2,600	3,113
10.500% due 03/25/2014		200	240

Total Russia (Cost $3,303)			3,353

SOUTH KOREA 0.3%
SOVEREIGN ISSUES 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,554

Total South Korea (Cost $2,776)			2,554

SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB
3.750% due 12/12/2013	EUR	1,400	1,958
Swedbank Hypotek AB
4.625% due 05/23/2011		600	811

Total Sweden (Cost $2,545)			2,769

SWITZERLAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Weatherford International Ltd.
5.500% due 02/15/2016		$1,600	1,700

Total Switzerland (Cost $1,582)			1,700

UNITED KINGDOM 21.7%
ASSET-BACKED SECURITIES 0.1%
Bumper 2 S.A.
2.524% due 06/20/2022	EUR	918	1,230

CORPORATE BONDS & NOTES 8.3%
Bank of Scotland PLC
4.375% due 07/13/2016		800	1,097
4.500% due 10/23/2013		200	278
4.750% due 01/13/2011	AUD	9,500	9,715
5.625% due 05/23/2013	EUR	400	566
Barclays Bank PLC
2.700% due 03/05/2012		$100	102
6.050% due 12/04/2017		2,500	2,568
10.179% due 06/12/2021		2,000	2,495
BP Capital Markets PLC
0.442% due 04/11/2011		400	400
2.750% due 06/14/2011	CHF	100	108
3.100% due 10/07/2014	EUR	900	1,218
3.125% due 03/10/2012		$100	102
3.125% due 10/01/2015		2,800	2,801
HBOS PLC
6.750% due 05/21/2018		3,000	2,813
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	500	807
Lloyds TSB Bank PLC
2.800% due 04/02/2012		$4,500	4,611
4.375% due 01/12/2015		2,850	2,852
12.000% due 12/29/2049		1,500	1,639
Nationwide Building Society
2.875% due 09/14/2015	EUR	1,200	1,573
4.625% due 09/13/2012		1,500	2,079
Royal Bank of Scotland Group PLC
0.554% due 03/30/2012		$5,700	5,699
1.450% due 10/20/2011		9,900	9,958
1.500% due 03/30/2012		15,200	15,336
2.750% due 06/18/2013	EUR	3,600	4,830
4.375% due 03/27/2012	AUD	3,500	3,534
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	416
XL Capital Finance Europe PLC
6.500% due 01/15/2012		400	413

			78,010

MORTGAGE-BACKED SECURITIES 0.9%
Holmes Master Issuer PLC
2.353% due 10/15/2054	EUR	4,300	5,742
Newgate Funding PLC
1.999% due 12/15/2050	GBP	1,200	962
2.276% due 12/15/2050	EUR	900	615
2.526% due 12/15/2050		1,300	647

			7,966

SOVEREIGN ISSUES 12.4%
United Kingdom Gilt
2.750% due 01/22/2015	GBP	26,300	42,161
4.000% due 09/07/2016		17,300	29,092
4.250% due 03/07/2036		2,200	3,459
4.500% due 03/07/2019		10,800	18,399
4.500% due 09/07/2034		1,200	1,953
4.750% due 09/07/2015		10,700	18,573
4.750% due 12/07/2038		1,400	2,389

			116,026

Total United Kingdom (Cost $202,282)			203,232

UNITED STATES 43.4%
ASSET-BACKED SECURITIES 0.6%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$286	285
AFC Home Equity Loan Trust
0.971% due 12/22/2027		11	6
Amortizing Residential Collateral Trust
0.961% due 10/25/2031		26	23
Amresco Residential Securities Mortgage Loan Trust
1.201% due 06/25/2029		54	46
Bear Stearns Asset-Backed Securities Trust
0.661% due 10/27/2032		36	33
0.921% due 10/25/2032		25	23
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		137	143
6.681% due 12/01/2033		107	113
Countrywide Asset-Backed Certificates
0.601% due 12/25/2036		99	45
4.693% due 10/25/2035		2,832	2,601
Credit Suisse First Boston Mortgage Securities Corp.
0.881% due 01/25/2032		22	18
Ford Credit Auto Owner Trust
1.680% due 06/15/2012		705	707
Home Equity Mortgage Trust
5.500% due 01/25/2037		496	90
HSI Asset Securitization Corp. Trust
0.321% due 05/25/2037		179	175
Lehman XS Trust
0.431% due 04/25/2046		707	653
Residential Asset Mortgage Products, Inc.
0.821% due 06/25/2032		20	16
Residential Asset Securities Corp.
0.761% due 07/25/2032 (a)		71	39
0.861% due 06/25/2032		37	22
Salomon Brothers Mortgage Securities VII, Inc.
1.212% due 01/25/2032		37	32
Wells Fargo Home Equity Trust
0.491% due 10/25/2035		152	152

			5,222

BANK LOAN OBLIGATIONS 0.2%
Charter Communications, Inc.
3.560% due 09/06/2016		1,000	989
Ford Motor Co.
3.020% due 12/15/2013		355	354
3.040% due 12/15/2013		143	142
Intelsat Ltd.
5.250% due 04/03/2018		500	506

			1,991

CORPORATE BONDS & NOTES 15.1%
Ally Financial, Inc.
6.625% due 05/15/2012		3,600	3,753
6.875% due 09/15/2011		2,000	2,065
Altria Group, Inc.
9.250% due 08/06/2019		4,000	5,228
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,478
8.000% due 05/22/2068		3,500	4,537
8.175% due 05/15/2068		$3,348	3,590

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,100	1,157
AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,390
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,600	6,296
Bank of America Corp.
4.750% due 05/23/2017		4,200	5,078
6.000% due 09/01/2017		$100	105
Bear Stearns Cos. LLC
7.250% due 02/01/2018		11,600	13,766
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		1,900	2,044
Boston Scientific Corp.
6.400% due 06/15/2016		1,700	1,822
Cardinal Health, Inc.
5.800% due 10/15/2016		500	562
Citigroup, Inc.
0.572% due 06/09/2016		3,700	3,306
5.500% due 10/15/2014		600	647
6.000% due 08/15/2017		3,400	3,693
6.125% due 05/15/2018		4,600	5,047
CNA Financial Corp.
6.000% due 08/15/2011		800	821
Computer Sciences Corp.
6.500% due 03/15/2018		2,700	2,944
Cox Communications, Inc.
6.750% due 03/15/2011		700	708
Cytec Industries, Inc.
8.950% due 07/01/2017		200	243
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		384	423
HCP, Inc.
5.950% due 09/15/2011		200	206
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,793
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	1,016
5.350% due 03/01/2012		1,000	1,014
5.650% due 06/01/2014		1,000	998
6.500% due 09/01/2014		2,600	2,769
6.625% due 11/15/2013		3,000	3,079
6.750% due 09/01/2016		2,100	2,252
JPMorgan Chase & Co.
6.300% due 04/23/2019		600	684
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		760	766
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		3,700	925
6.875% due 05/02/2018 (a)		6,100	1,540
Lennar Corp.
5.950% due 10/17/2011		900	922
Loews Corp.
5.250% due 03/15/2016		300	326
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	3,194
Masco Corp.
5.875% due 07/15/2012		300	315
Merrill Lynch & Co., Inc.
1.243% due 10/31/2011	EUR	3,300	4,330
1.303% due 01/31/2014		600	755
1.764% due 09/27/2012		3,600	4,666
6.875% due 04/25/2018		$500	548
Morgan Stanley
1.331% due 11/29/2013	EUR	1,900	2,423
1.377% due 04/13/2016		600	721
6.250% due 08/28/2017		$400	431
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	925
Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,349
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,227
Simon Property Group LP
6.125% due 05/30/2018		1,000	1,126
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,310
Sprint Capital Corp.
8.750% due 03/15/2032		200	203
Sprint Nextel Corp.
6.000% due 12/01/2016		700	680
State Street Capital Trust IV
1.302% due 06/01/2077		2,400	1,813
Temple-Inland, Inc.
6.625% due 01/15/2016		3,500	3,674
Wal-Mart Stores, Inc.
5.000% due 10/25/2040		1,000	975
6.200% due 04/15/2038		500	571
Westpac Capital Trust IV
5.256% due 12/29/2049		1,000	960
WM Covered Bond Program
3.875% due 09/27/2011	EUR	600	815
4.000% due 11/26/2016		300	408
4.375% due 05/19/2014		2,500	3,491

			140,903

MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
2.996% due 09/25/2035		$166	126
American General Mortgage Loan Trust
5.150% due 03/25/2058		3,696	3,851
American Home Mortgage Assets
0.451% due 05/25/2046		1,776	1,052
1.248% due 11/25/2046		1,076	534
American Home Mortgage Investment Trust
2.264% due 10/25/2034		679	603
Banc of America Funding Corp.
2.799% due 02/20/2036		1,792	1,681
5.893% due 01/20/2047		255	185
Banc of America Large Loan, Inc.
2.010% due 11/15/2015		2,592	2,315
BCAP LLC Trust
0.431% due 01/25/2037		3,436	1,967
Bear Stearns Adjustable Rate Mortgage Trust
2.430% due 08/25/2035		1,933	1,833
2.730% due 03/25/2035		3,463	3,306
2.775% due 08/25/2033		28	27
2.778% due 08/25/2033		258	260
2.921% due 10/25/2033		161	163
2.934% due 03/25/2035		511	490
3.048% due 05/25/2034		324	303
3.200% due 02/25/2034		25	22
3.609% due 11/25/2034		257	253
4.530% due 05/25/2034		124	123
5.326% due 05/25/2047		832	631
Bear Stearns Alt-A Trust
2.955% due 09/25/2035		1,233	945
4.179% due 02/25/2036		2,216	1,135
5.091% due 11/25/2036		526	367
5.208% due 11/25/2036		3,956	2,473
Bear Stearns Structured Products, Inc.
2.360% due 01/26/2036		1,740	1,142
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		2,308	2,280
Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035		749	675
2.630% due 10/25/2035		2,649	2,339
5.873% due 09/25/2037		2,956	2,148
Countrywide Alternative Loan Trust
0.451% due 09/25/2046		2,427	1,473
0.456% due 12/20/2046		1,911	1,006
0.471% due 07/25/2046		99	56
0.611% due 05/25/2037		696	379
1.828% due 11/25/2035		464	290
2.368% due 11/25/2035		357	223
5.250% due 06/25/2035		287	246
5.724% due 02/25/2037		1,250	922
6.000% due 01/25/2037		1,443	1,050
6.000% due 04/25/2037		507	357
6.250% due 08/25/2037		306	221
Countrywide Home Loan Mortgage Pass-Through Trust
0.581% due 03/25/2035		2,711	1,710
0.591% due 02/25/2035		413	317
2.984% due 08/25/2034		79	58
3.070% due 04/20/2035		123	118
3.121% due 11/25/2034		309	251
Credit Suisse First Boston Mortgage Securities Corp.
1.411% due 03/25/2034		332	282
2.028% due 05/25/2032		11	11
2.528% due 07/25/2033		24	23
2.705% due 08/25/2033		305	302
6.500% due 04/25/2033		50	50
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033		169	167
2.924% due 08/25/2035		168	137
GMAC Mortgage Corp. Loan Trust
3.155% due 06/25/2034		38	33
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		18	18
Greenpoint Mortgage Funding Trust
0.341% due 01/25/2047		123	118
0.441% due 01/25/2037		462	293
0.461% due 10/25/2046		1,577	409
0.471% due 04/25/2036		486	296
Greenpoint Mortgage Pass-Through Certificates
3.117% due 10/25/2033		35	30
GSR Mortgage Loan Trust
2.050% due 03/25/2033		145	144
2.825% due 09/25/2035		262	251
Harborview Mortgage Loan Trust
0.441% due 07/19/2046		2,060	1,272
0.451% due 09/19/2037		824	503
1.178% due 12/19/2036		794	434
2.960% due 07/19/2035		81	65
3.072% due 05/19/2033		285	285
Indymac Index Mortgage Loan Trust
0.451% due 09/25/2046		1,800	1,078
0.461% due 11/25/2046		1,876	471
2.690% due 12/25/2034		101	74
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		557	515
5.550% due 10/25/2036		530	497
JPMorgan Mortgage Trust
2.190% due 11/25/2033		195	195
MASTR Alternative Loans Trust
0.661% due 03/25/2036		276	111

Mellon Residential Funding Corp.
0.700% due 12/15/2030		513	486
Merrill Lynch Countrywide Commercial Mortgage Trust
5.965% due 08/12/2049		2,700	2,910
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		3,581	2,771
0.511% due 08/25/2036		208	167
2.349% due 02/25/2033		128	121
MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035		1,194	1,090
Residential Accredit Loans, Inc.
0.411% due 02/25/2047		888	465
0.441% due 06/25/2046		2,827	1,181
0.491% due 05/25/2037		762	195
0.566% due 09/25/2046		800	65
Residential Asset Securitization Trust
0.711% due 12/25/2036 (a)		349	149
5.750% due 02/25/2036		424	305
6.250% due 10/25/2036 (a)		1,708	1,156
6.500% due 08/25/2036 (a)		906	552
Residential Funding Mortgage Securities I
3.274% due 09/25/2035		169	123
6.500% due 03/25/2032		32	33
Salomon Brothers Mortgage Securities VII, Inc.
0.761% due 05/25/2032		24	20
Sequoia Mortgage Trust
0.611% due 10/19/2026		320	278
0.611% due 07/20/2033		696	661
Structured Adjustable Rate Mortgage Loan Trust
2.765% due 04/25/2034		402	357
2.770% due 02/25/2034		166	159
5.210% due 09/25/2034		566	528
Structured Asset Mortgage Investments, Inc.
0.451% due 07/25/2046		467	295
0.471% due 05/25/2046		788	447
0.511% due 07/19/2035		1,497	1,077
0.841% due 07/19/2034		173	157
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046		191	188
WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)		1,573	87
0.491% due 04/25/2045		1,700	1,434
0.521% due 11/25/2045		484	410
0.571% due 01/25/2045		497	429
0.581% due 08/25/2045		142	121
0.801% due 12/25/2027		1,547	1,374
1.028% due 03/25/2047		2,146	1,335
1.068% due 01/25/2047		807	494
1.828% due 11/25/2046		594	435
2.370% due 03/25/2033		604	579
2.700% due 06/25/2033		115	111
2.722% due 04/25/2035		1,800	1,513
2.760% due 08/25/2034		906	886
2.785% due 03/25/2034		575	545
5.721% due 02/25/2037		1,933	1,508
Washington Mutual Alternative Mortgage
Pass-Through Certificates
1.088% due 04/25/2047		1,186	257
1.098% due 04/25/2047		738	196
1.268% due 07/25/2046		598	283
Wells Fargo Mortgage-Backed Securities Trust
3.040% due 06/25/2035		1,074	1,073

			78,976

MUNICIPAL BONDS & NOTES 2.0%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.907% due 10/01/2050		1,600	1,606
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039		1,200	1,210
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
7.351% due 01/01/2014		270	212
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057		600	581
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,200	727
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		5,600	4,460
6.500% due 06/01/2023		595	547
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, Series 2010
7.488% due 08/01/2033		1,400	1,376
Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049		2,100	2,169
New York City, New York General Obligation Bonds, Series 2010
5.887% due 12/01/2024		2,400	2,420
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.388% due 12/15/2013		370	325
Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2010
5.741% due 08/15/2035		800	742
5.891% due 08/15/2040		2,000	1,855
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		600	30

			18,260

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.681% due 08/01/2054		130	992
SLM Corp.
3.193% due 08/01/2054		9,000	167

			1,159

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
0.461% due 10/27/2037		$5,700	5,692
0.691% due 11/25/2040		4,720	4,719
0.711% due 11/25/2040		4,713	4,707
0.761% due 10/25/2040 - 12/25/2040		9,548	9,558
2.138% due 12/01/2034		421	434
2.551% due 03/01/2024		17	18
2.566% due 11/01/2023		8	9
2.688% due 11/01/2034		2,916	3,055
4.000% due 01/01/2041		63,000	62,685
5.003% due 05/01/2035		365	389
6.500% due 11/01/2036		481	534
Freddie Mac
0.147% due 02/01/2011		740	740
0.196% due 05/04/2011		639	639
0.350% due 04/01/2011		645	645
0.372% due 03/09/2011		88	88
0.610% due 12/15/2030		167	167
0.860% due 07/15/2040		1,782	1,790
1.542% due 10/25/2044		3,052	2,990
2.561% due 02/01/2029		214	223
2.607% due 05/01/2023		36	37
3.173% due 04/01/2037		72	76
6.000% due 12/15/2024		217	240
7.400% due 02/01/2021		112	112
Ginnie Mae
0.861% due 02/16/2030		174	175
2.625% due 07/20/2022 - 09/20/2026		116	119
3.125% due 12/20/2023 - 12/20/2026		57	59
3.250% due 01/20/2030		43	45
3.375% due 05/20/2022 - 05/20/2030		241	249
6.000% due 08/20/2034		5,088	5,606
NCUA Guaranteed Notes
0.635% due 11/06/2017		24,161	24,153
Small Business Administration
6.640% due 02/01/2011		60	60
Tennessee Valley Authority
5.880% due 04/01/2036		3,900	4,498
7.140% due 05/23/2012		1,000	1,088

			135,599

U.S. TREASURY OBLIGATIONS 2.5%
Treasury Inflation Protected Securities (d)
1.250% due 07/15/2020 (f)(i)		4,513	4,627
1.750% due 01/15/2028		2,714	2,770
2.000% due 01/15/2026		2,535	2,697
2.375% due 01/15/2025		2,553	2,847
2.500% due 01/15/2029 (f)(i)		5,807	6,607
3.625% due 04/15/2028		1,758	2,275
3.875% due 04/15/2029		1,330	1,789

			23,612

Total United States (Cost $418,609)			405,722

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,900	2,780

Total Virgin Islands (British) (Cost $2,880)			2,780

SHORT-TERM INSTRUMENTS 7.8%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 01/03/2011		$2,682	2,682

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $2,736. Repurchase proceeds are $2,682.)
JAPAN TREASURY BILLS 3.0%
0.107% due 01/31/2011	JPY	2,270,000	27,957

U.S. TREASURY BILLS 0.3%
0.170% due 01/13/2011 - 06/16/2011 (c)(f)(g)	$3,301	3,299

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 4.2%
	3,896,646	39,029

Total Short-Term Instruments (Cost $72,970)		72,967

Total Investments 106.3% (Cost $999,691)		$993,779
Written Options (k) (0.3%) (Premiums $2,865)		(3,134)
Other Assets and Liabilities (Net) (6.0%)		(55,976)

Net Assets 100.0%		$934,669

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $4,395 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $1,129 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $6,392 at a weighted average interest rate of 0.262%. On December 31, 2010, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $2,093 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl March Futures	Long	03/2011	116	$105
Euro-Bund 10-Year Bond March Futures	Long	03/2011	325	(351)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	86	9
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2011	87	11
United Kingdom Government 10-Year Bond March Futures	Long	03/2011	63	(50)

				$(276)

(j)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.321%		$7,000	$(43)	$0	$(43)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.321%		800	(6)	0	(6)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.637%		500	(11)	(10)	(1)
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.027%		800	3	0	3
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.641%		2,700	81	0	81
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.105%		700	0	0	0
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.324%		200	4	2	2
HCP, Inc.	JPM	(0.610%	)	09/20/2011	0.493%		200	0	0	0
Historic TW, Inc.	BCLY	(1.050%	)	03/20/2016	0.457%		1,500	(45)	0	(45)
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	1.533%		1,000	(2)	0	(2)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	1.338%		1,000	15	0	15
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.123%		900	(65)	0	(65)
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.056%		300	11	0	11
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	1.151%		3,000	60	0	60
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.173%		300	3	0	3
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	0.517%		900	(1)	0	(1)
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.235%		4,500	(24)	0	(24)
Rohm and Haas Co.	DUB	(1.000%	)	03/20/2013	0.237%		500	(8)	(9)	1
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	0.610%		3,000	(17)	0	(17)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.170%		1,000	14	0	14
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.566%		3,000	(30)	0	(30)
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	3.965%		700	100	0	100
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.819%		400	5	0	5
Temple-Inland, Inc.	GSC	(6.680%	)	03/20/2016	2.131%		3,500	(766)	0	(766)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.586%		1,200	(35)	0	(35)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.586%		1,200	(36)	0	(36)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.586%		1,000	(31)	0	(31)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.586%		200	(3)	(2)	(1)
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.148%		100	1	0	1
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.148%		2,500	(60)	0	(60)
Weatherford International Ltd.	BOA	(0.560%	)	03/20/2016	1.285%		1,600	56	0	56
WPP Group PLC	JPM	(3.750%	)	06/20/2017	1.124%	GBP	2,500	(600)	0	(600)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.599%		$400	1	0	1

								$(1,429)	$(19)	$(1,410)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.746%		$1,200	$78	$22	$56
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.627%		2,600	154	47	107
Australia Government Bond	BNP	1.000%	06/20/2015	0.464%		5,700	135	98	37
Brazil Government International Bond	BCLY	1.000%	12/20/2011	0.572%		200	1	1	0
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.572%		900	4	4	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.572%		3,100	14	14	0
California State General Obligation Bonds, Series 2003	GSC	2.910%	12/20/2020	2.976%		900	(2)	0	(2)
California State General Obligation Bonds, Series 2003	MSC	2.900%	12/20/2020	2.976%		1,300	(4)	0	(4)
China Government International Bond	DUB	1.000%	12/20/2015	0.659%		800	13	17	(4)
China Government International Bond	HSBC	1.000%	12/20/2015	0.659%		4,700	78	91	(13)
France Government Bond	DUB	0.250%	12/20/2015	1.062%		18,400	(699)	(455)	(244)
France Government Bond	MSC	0.250%	12/20/2015	1.062%		4,000	(152)	(83)	(69)
France Government Bond	UBS	0.250%	12/20/2015	1.062%		1,300	(50)	(27)	(23)
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.611%		3,500	15	14	1
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.611%		3,600	15	15	0
Russia Government International Bond	CITI	1.000%	12/20/2011	0.556%		2,100	10	7	3
Russia Government International Bond	MLP	1.000%	12/20/2011	0.556%		3,700	17	13	4
Russia Government International Bond	MSC	1.000%	12/20/2011	0.556%		300	1	1	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.934%		2,700	9	29	(20)
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.401%	EUR	8,600	(81)	(126)	45
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.666%		$1,500	23	14	9
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.666%		2,500	37	19	18
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.666%		7,500	111	50	61
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.666%		9,000	133	58	75
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.715%		5,900	82	133	(51)

							$(58)	$(44)	$(14)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Interest Rate Swaps

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	2,300	$69	$0	$69
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	355	0	355
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	6,600	(19)	0	(19)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		11,000	(31)	0	(31)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		3,400	(9)	0	(9)
Pay	1-Year BRL-CDI	11.330%	01/02/2012	MLP		46,000	(105)	0	(105)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		20,000	161	199	(38)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		44,000	(59)	32	(91)
Pay	3-Month CAD Bank Bill	2.500%	06/18/2013	RBS	CAD	22,400	38	10	28
Pay	3-Month USD-LIBOR	4.000%	12/16/2020	BCLY		$17,200	(559)	(155)	(404)
Pay	3-Month USD-LIBOR	4.000%	12/16/2020	BOA		19,500	(652)	(63)	(589)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	1,770,000	533	322	211
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		490,000	148	86	62
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		30,000	21	(1)	22

							$(109)	$430	$(539)

(k)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$122.000	01/21/2011	72	$55	$24
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	240	103	137
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	240	149	101

				$307	$262

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	0.500%	02/14/2011	$37,800	$53	$28
Call - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.500%	02/14/2011	37,800	26	32
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	30,400	268	412
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,900	11	26
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	54,200	427	735
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,600	50	70
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	12,100	123	153
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,100	99	115
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,800	81	118
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,300	79	92
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,600	82	108
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,500	74	113
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,600	95	108
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,500	51	6

							$1,519	$2,116

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.500%	03/16/2011		$15,300	$45	$9
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		1,000	2	1
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		18,700	72	11
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	1,300	5	1
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.200%	03/16/2011		7,700	47	42
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.600%	03/16/2011		2,700	13	5
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.300%	03/16/2011		6,100	33	24
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.500%	03/16/2011		15,200	80	35
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		34,000	181	59
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		1,300	5	1
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.200%	03/16/2011		9,000	54	49

							$537	$237

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD		$0.953	01/31/2011	AUD	7,900	$81	$11
Call - OTC EUR versus USD		1.333	01/31/2011	EUR	4,360	79	99
Call - OTC USD versus KRW	KRW	1,227.000	03/17/2011		$7,400	98	61

						$258	$171

Straddle Options

Description	Counterparty	Exercise Price (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$4,800	$25	$39
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	3,000	15	24
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	14,400	157	242

					$197	$305

(5)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$2,000	$26	$20
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	2,200	21	23

						$47	$43

(l)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	350	01/2011	BCLY	$9	$0	$9
Buy		2,738	01/2011	BNP	85	0	85
Sell		114	01/2011	BNP	0	(5)	(5)
Sell		145	01/2011	BOA	0	(6)	(6)
Buy		150	01/2011	CITI	6	0	6
Sell		10,372	01/2011	HSBC	0	(285)	(285)
Sell		8,089	01/2011	RBS	0	(519)	(519)
Buy	BRL	579	03/2011	CITI	5	0	5
Buy	CAD	1,246	02/2011	BNP	29	0	29
Sell		7,934	02/2011	DUB	0	(95)	(95)
Buy		6,795	02/2011	UBS	85	0	85
Sell	CHF	99	02/2011	RBC	0	(6)	(6)
Buy	CLP	17,227	01/2011	DUB	1	0	1
Sell		17,227	01/2011	JPM	0	(2)	(2)
Sell		17,227	06/2011	DUB	0	(1)	(1)
Sell	CNY	12,319	01/2011	BCLY	0	(52)	(52)
Buy		15,827	01/2011	BOA	27	0	27
Sell		39,286	01/2011	CITI	0	(163)	(163)
Buy		40,475	01/2011	HSBC	77	0	77
Buy		18,854	01/2011	JPM	35	0	35
Sell		41,240	01/2011	JPM	0	(167)	(167)
Buy		17,689	01/2011	MSC	25	0	25
Buy		6,277	04/2011	BCLY	9	0	9
Sell		25,841	04/2011	CITI	2	(4)	(2)
Buy		3,230	04/2011	CSFB	5	0	5
Buy		2,018	04/2011	HSBC	3	0	3
Buy		2,454	04/2011	JPM	3	0	3
Buy		11,862	04/2011	MSC	17	0	17
Buy		19,930	06/2011	BCLY	72	0	72
Buy		15,674	06/2011	DUB	22	(6)	16
Buy		10,249	06/2011	HSBC	44	0	44
Buy		18,476	06/2011	JPM	22	0	22
Buy		39,949	06/2011	RBS	161	0	161
Buy		7,728	09/2011	BOA	29	0	29
Buy		7,603	09/2011	CITI	27	0	27
Buy		20,981	09/2011	HSBC	79	0	79
Buy		42,115	09/2011	JPM	168	0	168
Buy		1,407	11/2011	BCLY	0	(1)	(1)
Buy		8,460	11/2011	CITI	7	0	7
Buy		3,455	11/2011	JPM	0	(3)	(3)
Buy		4,470	09/2015	BCLY	12	0	12
Buy		3,070	09/2015	BOA	11	0	11
Buy		28,904	09/2015	CITI	29	0	29
Buy		1,970	09/2015	JPM	2	0	2
Buy		2,953	09/2015	MSC	11	0	11
Buy	DKK	17,926	02/2011	BCLY	44	0	44
Buy		154	02/2011	JPM	0	(1)	(1)
Buy		33,720	02/2011	RBC	0	(231)	(231)
Buy	EUR	8,515	01/2011	BCLY	153	0	153
Sell		8,515	01/2011	BCLY	0	(154)	(154)
Buy		12,452	01/2011	BNP	197	0	197
Buy		11,744	01/2011	BOA	230	(1)	229
Buy		2,022	01/2011	CITI	3	(106)	(103)
Sell		72,605	01/2011	CITI	1,397	0	1,397
Sell		12,136	01/2011	CSFB	0	(5)	(5)
Buy		2,262	01/2011	HSBC	51	0	51
Buy		47,536	01/2011	MSC	0	(1,707)	(1,707)
Sell		10,350	01/2011	MSC	542	(21)	521
Buy		3,782	01/2011	RBC	16	(67)	(51)
Sell		13,040	01/2011	RBC	20	(11)	9
Buy		12,947	01/2011	RBS	194	(63)	131
Sell		7,902	01/2011	RBS	195	0	195
Buy		24,680	01/2011	UBS	5	(369)	(364)
Sell		1,359	01/2011	UBS	0	(3)	(3)
Sell	GBP	1,200	01/2011	BCLY	8	0	8
Sell		247	01/2011	CITI	0	(2)	(2)
Sell		14,112	03/2011	BCLY	18	0	18
Sell		5,061	03/2011	BNP	0	(44)	(44)
Sell		14,112	03/2011	DUB	22	0	22
Sell		235	03/2011	MSC	0	(5)	(5)
Sell		9,408	03/2011	RBS	48	0	48
Buy	IDR	10,344,510	07/2011	CITI	9	(2)	7
Buy		10,429,690	07/2011	HSBC	26	0	26
Buy		2,780,000	07/2011	JPM	0	0	0
Buy		5,392,000	10/2011	DUB	0	(1)	(1)
Buy		11,383,020	10/2011	RBS	0	(7)	(7)
Buy	INR	371	03/2011	BCLY	0	0	0
Buy		47,300	03/2011	CITI	3	0	3
Buy		377	03/2011	HSBC	0	0	0
Buy		391	03/2011	JPM	0	0	0
Buy		79,752	03/2011	RBS	0	(2)	(2)
Buy		445	03/2011	UBS	0	0	0
Buy	JPY	241,164	01/2011	BCLY	30	0	30
Sell		300,381	01/2011	BCLY	0	(48)	(48)
Buy		3,643,144	01/2011	CITI	1,507	0	1,507
Sell		2,270,000	01/2011	CITI	0	(31)	(31)
Buy		3,951,987	01/2011	GSC	1,729	0	1,729
Sell		623,966	01/2011	HSBC	0	(191)	(191)
Buy		6,323,392	01/2011	JPM	2,597	0	2,597
Buy		1,525,767	01/2011	RBC	674	0	674
Sell		320,460	01/2011	RBC	0	(69)	(69)
Buy		9,568,286	01/2011	RBS	3,971	0	3,971
Sell		221,660	01/2011	UBS	0	(30)	(30)
Buy	KRW	1,400,788	01/2011	BCLY	13	0	13
Buy		338,754	01/2011	HSBC	0	(4)	(4)
Buy		1,522,836	01/2011	JPM	0	(2)	(2)
Sell		9,067,183	01/2011	JPM	0	(159)	(159)
Buy		5,804,806	01/2011	MSC	0	(47)	(47)
Buy		2,145,860	05/2011	BCLY	0	(10)	(10)
Buy		4,219,738	05/2011	CITI	2	(12)	(10)
Buy		120,820	05/2011	GSC	0	0	0
Buy		282,000	05/2011	HSBC	0	(2)	(2)
Buy		9,718,383	05/2011	JPM	188	0	188
Buy		566,000	05/2011	RBS	0	0	0
Buy	MXN	13,567	02/2011	BCLY	45	0	45
Buy		1,000	02/2011	CITI	0	(1)	(1)
Buy		25,081	02/2011	JPM	70	0	70
Buy		65,541	02/2011	MSC	108	0	108
Sell	MYR	16	02/2011	DUB	0	0	0
Sell	NOK	2,000	02/2011	BCLY	0	(9)	(9)
Buy		16,349	02/2011	CITI	28	0	28
Sell	NZD	500	01/2011	BCLY	0	(10)	(10)
Buy	PHP	12,000	06/2011	BOA	0	(2)	(2)
Buy		197,090	06/2011	CITI	36	(9)	27
Buy		44,875	06/2011	DUB	12	0	12
Buy		33,713	06/2011	HSBC	7	0	7
Buy		46,099	06/2011	JPM	12	0	12
Buy		86,279	06/2011	MSC	30	0	30
Buy		29,298	06/2011	RBS	0	(6)	(6)
Sell	SEK	2,000	02/2011	BCLY	0	(7)	(7)
Buy		23,684	02/2011	RBC	0	(6)	(6)
Buy		7,500	04/2011	BCLY	0	(11)	(11)
Sell	SGD	257	03/2011	CITI	0	(10)	(10)
Buy		408	03/2011	GSC	10	0	10
Buy		1,439	03/2011	HSBC	21	0	21
Buy	TWD	208	01/2011	DUB	0	0	0
Sell		68	01/2011	DUB	0	0	0
Sell		41	01/2011	JPM	0	0	0
Sell		64	01/2011	MSC	0	0	0
Sell		35	01/2011	UBS	0	0	0
Sell		247	04/2011	DUB	0	(1)	(1)
Buy	ZAR	279	01/2011	HSBC	2	0	2

					$15,392	$(4,794)	$10,598

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Australia
Corporate Bonds & Notes	$0	$46,582	$0	$46,582
Mortgage-Backed Securities	0	9,742	0	9,742
Canada
Asset-Backed Securities	0	7,100	0	7,100
Corporate Bonds & Notes	0	15,901	0	15,901
Sovereign Issues	0	415	0	415
Cayman Islands
Corporate Bonds & Notes	0	11,267	2,300	13,567
Denmark
Corporate Bonds & Notes	0	14,891	0	14,891
France
Corporate Bonds & Notes	0	48,572	0	48,572
Sovereign Issues	0	20,524	0	20,524
Germany
Bank Loan Obligations	0	2,824	0	2,824
Corporate Bonds & Notes	0	4,046	0	4,046
Sovereign Issues	0	54,636	0	54,636
Ireland
Asset-Backed Securities	0	1,428	0	1,428
Mortgage-Backed Securities	0	2,229	0	2,229
Italy
Asset-Backed Securities	0	518	0	518
Japan
Mortgage-Backed Securities	0	517	0	517
Sovereign Issues	0	2,495	0	2,495
Jersey, Channel Islands
Asset-Backed Securities	0	1,010	1,293	2,303
Corporate Bonds & Notes	0	4,181	0	4,181
Netherlands
Asset-Backed Securities	0	0	2,176	2,176
Corporate Bonds & Notes	0	18,716	0	18,716
Mortgage-Backed Securities	0	3,173	0	3,173
Sovereign Issues	0	9,376	0	9,376
Norway
Corporate Bonds & Notes	0	8,037	0	8,037
Sovereign Issues	0	2,355	0	2,355
Qatar
Sovereign Issues	0	2,398	0	2,398
Russia
Corporate Bonds & Notes	0	3,353	0	3,353
South Korea
Sovereign Issues	0	2,554	0	2,554
Sweden
Corporate Bonds & Notes	0	2,769	0	2,769
Switzerland
Corporate Bonds & Notes	0	1,700	0	1,700
United Kingdom
Asset-Backed Securities	0	1,230	0	1,230
Corporate Bonds & Notes	0	78,010	0	78,010
Mortgage-Backed Securities	0	7,966	0	7,966
Sovereign Issues	0	116,026	0	116,026
United States
Asset-Backed Securities	0	5,222	0	5,222
Bank Loan Obligations	0	1,991	0	1,991
Corporate Bonds & Notes	0	140,903	0	140,903
Mortgage-Backed Securities	0	78,872	104	78,976
Municipal Bonds & Notes	0	18,260	0	18,260
Preferred Securities	167	0	992	1,159
U.S. Government Agencies	0	111,334	24,265	135,599
U.S. Treasury Obligations	0	23,612	0	23,612
Virgin Islands (British)
Corporate Bonds & Notes	0	2,780	0	2,780
Short-Term Instruments
Repurchase Agreements	0	2,682	0	2,682
Japan Treasury Bills	0	27,957	0	27,957
U.S. Treasury Bills	0	3,299	0	3,299
PIMCO Short-Term Floating NAV Portfolio	39,029	0	0	39,029
	$39,196	$923,453	$31,130	$993,779

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	769	0	769
Foreign Exchange Contracts	0	15,392	0	15,392
Interest Rate Contracts	125	747	0	872
	$125	$16,908	$0	$17,033

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,430)	0	(2,430)
Foreign Exchange Contracts	0	(4,965)	0	(4,965)
Interest Rate Contracts	(401)	(3,664)	(348)	(4,413)
	$(401)	$(11,059)	$(348)	$(11,808)

Totals	$38,920	$929,302	$30,782	$999,004

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Australia
Mortgage-Backed Securities	$4,502	$0	$(859)	$0	$1	$403	$0	$(4,047)	$0	$0
Canada
Corporate Bonds & Notes	8,663	0	0	0	0	350	0	(9,013)	0	0
Cayman Islands
Corporate Bonds & Notes	0	0	0	0	0	0	2,300	0	2,300	0
Japan
Mortgage-Backed Securities	501	0	(164)	0	49	131	0	(517)	0	0
Jersey, Channel Islands
Asset-Backed Securities	2,650	0	(315)	5	(8)	(29)	0	(1,010)	1,293	(4)
Netherlands
Asset-Backed Securities	0	2,310	0	4	0	(138)	0	0	2,176	(138)
United States
Mortgage-Backed Securities	4,521	0	(808)	0	0	242	0	(3,851)	104	86
Preferred Securities	1,060	0	0	0	0	(68)	0	0	992	(68)
U.S. Government Agencies	119	24,600	(447)	0	0	(7)	0	0	24,265	(7)

	$22,016	$26,910	$(2,593)	$9	$42	$884	$2,300	$(18,438)	$31,130	$(131)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(244)	$0	$0	$(104)	$0	$0	$(348)	$(104)

Totals	$22,016	$26,910	$(2,837)	$9	$42	$780	$2,300	$(18,438)	$30,782	$(235)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

AUSTRALIA 8.6%
CORPORATE BONDS & NOTES 7.2%
Bank of Queensland Ltd.
5.500% due 10/22/2012	AUD	700	$714
Commonwealth Bank of Australia
0.582% due 09/17/2014		$1,100	1,098
0.682% due 12/10/2012		800	800
0.709% due 07/12/2013		1,500	1,504
4.500% due 02/20/2014	AUD	200	198
ING Bank Australia Ltd.
5.432% due 08/28/2013		500	510
5.617% due 06/24/2014		2,000	2,057
5.750% due 08/28/2013		600	616
Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,826
National Australia Bank Ltd.
0.790% due 07/08/2014		1,000	1,012
5.750% due 12/19/2013	AUD	500	514
Westpac Banking Corp.
2.700% due 12/09/2014		$1,800	1,816
2.900% due 09/10/2014		900	931

			13,596

MORTGAGE-BACKED SECURITIES 1.4%
Crusade Global Trust
1.184% due 11/19/2037	EUR	176	227
Puma Finance Ltd.
0.354% due 02/21/2038		$306	293
4.970% due 08/22/2037	AUD	101	99
5.350% due 07/12/2036		104	103
Superannuation Members Home Loans Global Fund
0.582% due 03/09/2036		$399	396
Swan Trust
6.110% due 04/25/2041	AUD	1,049	1,074
Torrens Trust
5.230% due 10/19/2038		502	502

			2,694

Total Australia (Cost $14,986)			16,290

CANADA 2.0%
ASSET-BACKED SECURITIES 0.7%
Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	892	911
Ford Auto Securitization Trust
4.817% due 10/15/2012		300	308

			1,219

CORPORATE BONDS & NOTES 0.2%
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	210
Master Credit Card Trust
5.297% due 08/21/2012		200	212

			422

SOVEREIGN ISSUES 1.1%
Canada Housing Trust
4.600% due 09/15/2011		800	823
Canada Housing Trust No. 1
4.050% due 03/15/2011		500	506
Province of Ontario Canada
4.000% due 10/07/2019		$400	411
Province of Quebec Canada
5.125% due 11/14/2016		300	337

			2,077

Total Canada (Cost $3,469)			3,718

CAYMAN ISLANDS 2.0%
ASSET-BACKED SECURITIES 0.7%
Landmark CDO Ltd.
0.596% due 06/01/2017		$1,479	1,387

CORPORATE BONDS & NOTES 1.3%
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		900	941
Transocean, Inc.
4.950% due 11/15/2015		1,400	1,448

			2,389

Total Cayman Islands (Cost $3,697)			3,776

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	134	26
Realkredit Danmark A/S
2.000% due 01/01/2011		2,500	448
2.340% due 01/01/2038		2,098	360

Total Denmark (Cost $869)			834

FRANCE 8.7%
CORPORATE BONDS & NOTES 6.2%
BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	600	820
4.125% due 01/24/2011		100	134
4.750% due 05/28/2013		700	995
Cie de Financement Foncier
1.625% due 07/23/2012		$1,000	1,005
2.125% due 04/22/2013		200	202
3.875% due 02/11/2011	EUR	1,700	2,278
4.000% due 07/21/2011		1,300	1,763
4.500% due 01/09/2013		700	984
Dexia Credit Local S.A.
0.539% due 01/12/2012		$1,700	1,694
2.750% due 01/10/2014		1,000	1,016
Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	200	271
Vivendi S.A.
5.750% due 04/04/2013		$446	481
6.625% due 04/04/2018		100	112

			11,755

SOVEREIGN ISSUES 2.5%
France Government Bond
4.250% due 10/25/2023	EUR	1,800	2,574
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	542
2.250% due 06/11/2012		$1,600	1,634

			4,750

Total France (Cost $16,939)			16,505

GERMANY 4.5%
CORPORATE BONDS & NOTES 2.1%
Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	2,100	2,797
5.500% due 06/05/2014	AUD	1,100	1,113

			3,910

SOVEREIGN ISSUES 2.4%
Republic of Germany
6.250% due 01/04/2030	EUR	1,100	2,025
6.500% due 07/04/2027		1,400	2,579

			4,604

Total Germany (Cost $8,137)			8,514

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	300	361

MORTGAGE-BACKED SECURITIES 0.1%
Immeo Residential Finance PLC
1.186% due 12/15/2016		178	216

Total Ireland (Cost $606)			577

JAPAN 0.2%
MORTGAGE-BACKED SECURITIES 0.2%
JLOC Ltd.
0.456% due 02/16/2016	JPY	30,462	307

Total Japan (Cost $257)			307

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	379	505

Total Jersey, Channel Islands (Cost $507)			505

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,105

Total Luxembourg (Cost $931)			1,105

NETHERLANDS 4.3%
ASSET-BACKED SECURITIES 0.8%
Eurocredit CDO BV
1.478% due 02/22/2020	EUR	445	544
Globaldrive BV
3.000% due 07/20/2015		695	931

			1,475

CORPORATE BONDS & NOTES 3.4%
ABN AMRO Bank NV
3.250% due 01/18/2013		700	960
3.750% due 01/12/2012		200	274
Achmea Hypotheekbank NV
0.636% due 11/03/2014		$1,500	1,494
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,673
LeasePlan Corp. NV
3.000% due 05/07/2012		$300	308
3.250% due 05/22/2014	EUR	500	693
Royal Bank Of Scotland NV
1.002% due 03/09/2015		$1,300	1,078

			6,480

MORTGAGE-BACKED SECURITIES 0.1%
Delphinus BV
1.285% due 06/25/2066	EUR	17	23
1.321% due 11/28/2031		104	138

			161

Total Netherlands (Cost $8,000)			8,116

NEW ZEALAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	960

Total New Zealand (Cost $899)			960

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		$200	208

Total Qatar (Cost $200)			208

RUSSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$700	838
10.500% due 03/25/2014		100	120

Total Russia (Cost $944)			958

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	362

Total South Korea (Cost $393)			362

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.4%
Stadshypotek AB
3.750% due 12/12/2013	EUR	400	559
Swedbank Hypotek AB
4.625% due 05/23/2011		200	271

Total Sweden (Cost $770)			830

UNITED KINGDOM 15.2%
ASSET-BACKED SECURITIES 0.1%
Bumper 2 S.A.
2.524% due 06/20/2022	EUR	229	307

CORPORATE BONDS & NOTES 9.9%
Bank of Scotland PLC
4.750% due 01/13/2011	AUD	2,200	2,250
5.250% due 07/24/2012		500	508
Barclays Bank PLC
10.179% due 06/12/2021		$400	499
BP Capital Markets PLC
0.442% due 04/11/2011		100	100
3.125% due 03/10/2012		200	205
3.125% due 10/01/2015		600	600
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		800	1,049
HBOS PLC
6.750% due 05/21/2018		446	418
LBG Capital No.1 PLC
8.500% due 12/29/2049		2,700	2,388
LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	323
Lloyds TSB Bank PLC
1.303% due 04/02/2012		$600	606
Nationwide Building Society
4.125% due 02/27/2012	EUR	2,000	2,737
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,419
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,112
2.625% due 05/11/2012		800	819
3.000% due 09/08/2016	EUR	600	789
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	104
XL Capital Finance Europe PLC
6.500% due 01/15/2012		200	206
Yorkshire Building Society
4.000% due 11/07/2011	EUR	1,200	1,625

			18,757

MORTGAGE-BACKED SECURITIES 1.4%
Holmes Master Issuer PLC
2.353% due 10/15/2054		1,200	1,603
Newgate Funding PLC
1.999% due 12/15/2050	GBP	400	321
2.276% due 12/15/2050	EUR	200	137
2.526% due 12/15/2050		300	149
Windermere CMBS PLC
0.987% due 04/24/2017	GBP	327	433

			2,643

SOVEREIGN ISSUES 3.8%
United Kingdom Gilt
4.000% due 09/07/2016		2,400	4,036
4.250% due 03/07/2036		500	786
4.500% due 09/07/2034		300	489
4.750% due 12/07/2038		1,100	1,877

			7,188

Total United Kingdom (Cost $27,975)			28,895

UNITED STATES 50.7%
ASSET-BACKED SECURITIES 1.7%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$65	65
ACE Securities Corp.
0.311% due 12/25/2036		142	136
AFC Home Equity Loan Trust
0.971% due 12/22/2027		6	3
Amortizing Residential Collateral Trust
0.961% due 10/25/2031		9	8
Amresco Residential Securities Mortgage Loan Trust
1.201% due 06/25/2029		9	7
Bear Stearns Asset-Backed Securities Trust
0.921% due 10/25/2032		4	4
Capital Auto Receivables Asset Trust
1.710% due 10/15/2012		349	351
Countrywide Asset-Backed Certificates
0.311% due 08/25/2037		109	106
0.441% due 09/25/2036		188	159
Credit Suisse First Boston Mortgage Securities Corp.
0.881% due 01/25/2032		7	6
First Alliance Mortgage Loan Trust
0.491% due 12/20/2027		35	24
Ford Credit Auto Owner Trust
1.680% due 06/15/2012		123	123
Home Equity Mortgage Trust
5.500% due 01/25/2037		149	27
Mid-State Trust
8.330% due 04/01/2030		237	245
Nelnet Student Loan Trust
0.818% due 04/27/2015		2	2
Renaissance Home Equity Loan Trust
0.761% due 12/25/2033		31	27
Residential Asset Mortgage Products, Inc.
0.821% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.761% due 07/25/2032 (a)		18	10
SLC Student Loan Trust
0.752% due 06/15/2017		483	483
SLM Student Loan Trust
1.788% due 04/25/2023		1,446	1,495
Structured Asset Securities Corp.
0.661% due 05/25/2034		35	32
Wells Fargo Home Equity Trust
0.491% due 10/25/2035		21	21

			3,339

CORPORATE BONDS & NOTES 15.6%
Ally Financial, Inc.
5.375% due 06/06/2011	EUR	600	814
6.875% due 09/15/2011		$600	620
6.875% due 08/28/2012		600	630
American International Group, Inc.
4.875% due 03/15/2067	EUR	300	317
8.000% due 05/22/2068		500	648
8.175% due 05/15/2068		$1,100	1,180
8.250% due 08/15/2018		700	809
AutoZone, Inc.
5.875% due 10/15/2012		100	108
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	300	411
Bank of America Corp.
4.750% due 05/23/2017		400	484
5.750% due 12/01/2017		$320	333
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,200	1,370
Boston Scientific Corp.
6.400% due 06/15/2016		300	322
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	503
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,000	1,138
Citigroup, Inc.
5.500% due 10/15/2014		$500	539
6.000% due 08/15/2017		1,319	1,433
6.125% due 05/15/2018		1,085	1,190
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	682
CNA Financial Corp.
6.000% due 08/15/2011		300	308
Computer Sciences Corp.
5.500% due 03/15/2013		637	681
DR Horton, Inc.
6.000% due 04/15/2011		300	304
Erac USA Finance LLC
5.800% due 10/15/2012		700	751
GATX Financial Corp.
5.500% due 02/15/2012		637	660
Health Care REIT, Inc.
5.875% due 05/15/2015		400	436
International Lease Finance Corp.
5.350% due 03/01/2012		200	203
5.650% due 06/01/2014		1,500	1,496
5.875% due 05/01/2013		800	813
6.500% due 09/01/2014		800	852
6.750% due 09/01/2016		600	644
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		100	101

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		500	125
6.875% due 05/02/2018 (a)		700	177
Lennar Corp.
5.600% due 05/31/2015		500	485
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	687
Masco Corp.
6.125% due 10/03/2016		200	205
Merrill Lynch & Co., Inc.
1.328% due 05/30/2014	EUR	500	627
1.335% due 08/25/2014		100	124
1.372% due 03/22/2011		1,000	1,333
1.764% due 09/27/2012		700	907
Morgan Stanley
0.739% due 10/18/2016		$200	185
Sabre Holdings Corp.
7.350% due 08/01/2011		200	205
Sealed Air Corp.
5.625% due 07/15/2013		200	211
Sprint Nextel Corp.
6.000% due 12/01/2016		100	97
Wal-Mart Stores, Inc.
5.000% due 10/25/2040		300	292
6.200% due 04/15/2038		100	114
WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,200	1,630
4.375% due 05/19/2014		1,000	1,397

			29,581

MORTGAGE-BACKED SECURITIES 13.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$933	972
American Home Mortgage Assets
0.451% due 05/25/2046		446	264
0.471% due 10/25/2046		319	175
American Home Mortgage Investment Trust
0.501% due 05/25/2047		386	58
Banc of America Funding Corp.
2.799% due 02/20/2036		410	384
5.500% due 08/25/2035		1,039	1,040
Banc of America Large Loan, Inc.
2.010% due 11/15/2015		698	623
Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		762	666
2.934% due 05/25/2035		300	245
3.184% due 09/25/2035		500	406
BCAP LLC Trust
0.431% due 01/25/2037		329	188
Bear Stearns Adjustable Rate Mortgage Trust
2.430% due 08/25/2035		260	247
2.685% due 08/25/2033		9	9
2.730% due 03/25/2035		904	863
2.921% due 10/25/2033		36	36
2.934% due 03/25/2035		43	41
3.048% due 05/25/2034		62	58
4.530% due 05/25/2034		25	25
5.137% due 08/25/2035		800	789
5.326% due 05/25/2047		694	526
Bear Stearns Alt-A Trust
0.421% due 02/25/2034		81	65
2.875% due 05/25/2035		33	28
2.956% due 11/25/2035		286	170
4.179% due 02/25/2036		904	463
5.208% due 11/25/2036		349	218
6.046% due 08/25/2036		386	255
Bear Stearns Structured Products, Inc.
2.360% due 01/26/2036		220	144
Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035		132	119
5.873% due 09/25/2037		704	511
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		399	401
Countrywide Alternative Loan Trust
0.456% due 12/20/2046		361	190
0.471% due 07/20/2046		602	283
0.541% due 02/25/2037		620	367
0.611% due 05/25/2037		87	47
1.828% due 11/25/2035		107	67
2.368% due 11/25/2035		36	22
5.250% due 06/25/2035		64	55
5.712% due 11/25/2035		586	369
5.724% due 02/25/2037		187	138
5.859% due 08/25/2036		140	140
6.000% due 04/25/2037		113	79
6.250% due 08/25/2037		76	55
6.500% due 06/25/2036		164	108
Countrywide Home Loan Mortgage Pass-Through Trust
0.641% due 09/25/2034		88	52
2.949% due 08/25/2034		246	206
2.984% due 08/25/2034		22	16
3.070% due 04/20/2035		21	20
Credit Suisse First Boston Mortgage Securities Corp.
2.705% due 08/25/2033		59	59
6.500% due 04/25/2033		10	10
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		282	149
Extended Stay America Trust
1.165% due 01/05/2016 (b)		40,500	932
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033		26	26
Greenpoint Mortgage Funding Trust
0.531% due 11/25/2045		18	12
GS Mortgage Securities Corp. II
0.356% due 03/06/2020		303	295
GSR Mortgage Loan Trust
2.050% due 03/25/2033		29	29
2.574% due 06/25/2034		70	64
2.825% due 09/25/2035		262	251
2.901% due 09/25/2035		800	654
3.038% due 01/25/2035		143	134
Harborview Mortgage Loan Trust
0.451% due 01/19/2038		246	165
1.178% due 12/19/2036		212	116
3.072% due 05/19/2033		106	106
Impac CMB Trust
1.261% due 07/25/2033		18	16
Indymac Index Mortgage Loan Trust
5.047% due 09/25/2035		245	206
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		132	124
JPMorgan Mortgage Trust
2.190% due 11/25/2033		33	33
5.290% due 07/25/2035		952	889
5.410% due 02/25/2036		358	334
MASTR Alternative Loans Trust
0.661% due 03/25/2036		78	31
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		701	727
Merrill Lynch Mortgage Investors, Inc.
0.511% due 08/25/2036		52	42
2.349% due 02/25/2033		26	25
MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035		597	545
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		493	302
RBSCF Trust
6.014% due 12/16/2049		200	214
Residential Accredit Loans, Inc.
0.411% due 02/25/2047		205	107
0.441% due 06/25/2046		635	265
Residential Asset Securitization Trust
5.750% due 02/25/2036		53	38
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		7	7
Sequoia Mortgage Trust
0.611% due 07/20/2033		174	165
Structured Adjustable Rate Mortgage Loan Trust
2.765% due 04/25/2034		80	71
2.770% due 02/25/2034		30	29
Structured Asset Mortgage Investments, Inc.
0.471% due 05/25/2046		158	89
0.481% due 05/25/2036		379	225
0.481% due 09/25/2047		500	209
0.841% due 07/19/2034		35	31
TBW Mortgage-Backed Pass-Through Certificates
0.371% due 01/25/2037		5	4
5.630% due 01/25/2037		296	165
WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)		205	11
0.571% due 01/25/2045		83	71
0.801% due 12/25/2027		261	232
1.028% due 02/25/2047		620	383
1.538% due 05/25/2041		11	11
2.700% due 06/25/2033		26	27
2.904% due 02/27/2034		79	81
5.000% due 02/25/2037		377	299
5.264% due 12/25/2035		545	493
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.268% due 07/25/2046		133	63
Wells Fargo Mortgage-Backed Securities Trust
2.831% due 07/25/2035		1,010	942
2.845% due 04/25/2036		472	447
2.888% due 10/25/2035		954	887
3.425% due 03/25/2036		695	619

			24,664

MUNICIPAL BONDS & NOTES 4.1%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.907% due 10/01/2050		400	401
California State General Obligation Bonds, Series 2010
5.700% due 11/01/2021		700	676
7.600% due 11/01/2040		700	730
7.700% due 11/01/2030		300	302
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057		200	194
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)		600	337
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		765	609
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, Series 2010
7.488% due 08/01/2033		100	98

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	600	620
New York City, New York General Obligation Bonds, Series 2010
5.487% due 12/01/2022	600	603
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
5.550% due 11/15/2040	100	90
Northside, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2010
5.741% due 08/15/2035	200	185
5.891% due 08/15/2040	500	464
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
7.734% due 02/15/2033	500	517
8.084% due 02/15/2050	800	852
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	264
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	5
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	70
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	500	489
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	480	334

		7,840

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
0.681% due 06/01/2047	172	1,313
SLM Corp.
3.193% due 06/01/2047	1,800	33

		1,346

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 12.3%
Fannie Mae
0.361% due 01/25/2021	$70	70
0.461% due 10/27/2037	1,000	999
0.761% due 12/25/2040	987	987
0.861% due 11/25/2020	1,299	1,302
2.138% due 12/01/2034	88	90
2.580% due 11/01/2015	2,473	2,491
2.688% due 11/01/2034	254	266
4.000% due 01/01/2041	4,000	3,980
5.000% due 03/25/2017	83	85
6.000% due 04/25/2043 - 07/25/2044	203	224
6.500% due 11/25/2042	245	282
Freddie Mac
0.147% due 02/01/2011 (j)	423	423
0.710% due 12/15/2031	2	2
1.542% due 10/25/2044	286	280
4.500% due 07/15/2018	91	94
Ginnie Mae
0.861% due 02/16/2030	50	50
0.911% due 02/16/2030	44	45
2.625% due 07/20/2022 - 09/20/2026	70	71
3.125% due 11/20/2021 - 12/20/2026	28	29
3.250% due 01/20/2030	18	18
3.375% due 05/20/2028 - 06/20/2030	67	69
6.000% due 08/20/2034	727	801
NCUA Guaranteed Notes
0.635% due 11/06/2017	6,678	6,677
0.821% due 12/08/2020	1,400	1,396
0.824% due 12/08/2020	300	300
Small Business Administration
5.600% due 09/01/2028	747	807
6.640% due 02/01/2011	15	16
Tennessee Valley Authority
5.880% due 04/01/2036	637	735
7.140% due 05/23/2012	637	693

		23,282

U.S. TREASURY OBLIGATIONS 3.3%
Treasury Inflation Protected Securities (e)
1.250% due 07/15/2020	1,103	1,131
1.750% due 01/15/2028 (j)	730	745
2.000% due 01/15/2026	661	703
2.375% due 01/15/2025	696	777
2.500% due 01/15/2029 (g)(j)	1,528	1,739
3.625% due 04/15/2028	541	700
3.875% due 04/15/2029	399	536

		6,331

Total United States (Cost $97,916)		96,383

SHORT-TERM INSTRUMENTS 41.8%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$657	657

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $671. Repurchase proceeds are $657.)
U.S. TREASURY BILLS 2.0%
0.159% due 01/06/2011 - 06/16/2011 (c)(g)(h)(j)	3,770	3,768

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 39.5%
	7,494,085	75,061

Total Short-Term Instruments (Cost $79,486)		79,486

Total Investments 141.3% (Cost $266,981)		$268,329
Written Options (l) (0.5%) (Premiums $831)		(888)
Other Assets and Liabilities (Net) (40.8%)		(77,509)

Net Assets 100.0%		$189,932

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $3,263 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $520 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(i)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $2,067 at a weighted average interest rate of 0.276%. On December 31, 2010, there were no open reverse repurchase agreements.

(j)	Securities with an aggregate market value of $1,059 and cash of $60 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl March Futures	Long	03/2011	33	$12
Euro-Bund 10-Year Bond March Futures	Long	03/2011	184	(35)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	20	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2011	20	3
United Kingdom Government 10-Year Bond March Futures	Long	03/2011	103	202

				$184

(k)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.321%	$100	$(1)	$0	$(1)
British Sky Broadcasting Group PLC	BCLY	(0.700%	)	12/20/2018	0.860%	800	9	0	9
Burlington Northern Santa Fe LLC	RBS	(0.510%	)	03/20/2018	0.412%	446	(3)	0	(3)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.050%	637	40	0	40
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.027%	300	1	0	1
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	1.027%	637	(3)	0	(3)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	0.789%	200	(3)	0	(3)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.458%	700	(32)	0	(32)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	0.635%	637	0	0	0
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	1.043%	400	(33)	0	(33)
International Lease Finance Corp.	GSC	(5.000%	)	06/20/2013	2.050%	800	(58)	(38)	(20)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	1.338%	200	3	0	3
Lennar Corp.	BNP	(5.000%	)	06/20/2015	3.412%	500	(32)	(15)	(17)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	1.276%	638	8	0	8
Masco Corp.	CSFB	(0.907%	)	12/20/2016	2.520%	200	17	0	17
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.766%	275	1	0	1
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.766%	1,000	(19)	0	(19)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.583%	1,000	21	(2)	23
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	0.974%	200	0	0	0
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.853%	200	2	0	2
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	3.965%	100	14	0	14
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.819%	100	1	0	1
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.586%	200	(6)	0	(6)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.586%	100	(3)	0	(3)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.586%	146	(4)	0	(4)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.148%	100	(2)	0	(2)
XL Group PLC	BCLY	(0.310%	)	03/20/2012	0.599%	200	1	0	1

							$(81)	$(55)	$(26)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.746%	$300	$20	$6	$14
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.627%	200	12	4	8
Australia Government Bond	BNP	1.000%	06/20/2015	0.464%	1,600	37	27	10
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.572%	200	1	1	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.572%	900	4	4	0
China Government International Bond	DUB	1.000%	12/20/2015	0.659%	200	3	4	(1)
China Government International Bond	HSBC	1.000%	12/20/2015	0.659%	1,300	21	25	(4)
France Government Bond	DUB	0.250%	12/20/2015	1.062%	5,100	(194)	(126)	(68)
France Government Bond	MSC	0.250%	12/20/2015	1.062%	1,000	(38)	(21)	(17)
France Government Bond	UBS	0.250%	12/20/2015	1.062%	300	(11)	(6)	(5)
France Government Bond	UBS	0.250%	03/20/2016	1.087%	900	(37)	(36)	(1)
Mexico Government International Bond	BCLY	1.000%	12/20/2011	0.611%	1,000	4	4	0
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.611%	1,000	4	4	0
Russia Government International Bond	CITI	1.000%	12/20/2011	0.556%	600	3	2	1
Russia Government International Bond	MLP	1.000%	12/20/2011	0.556%	1,000	5	4	1
Russia Government International Bond	MSC	1.000%	12/20/2011	0.556%	100	0	0	0
South Korea Government Bond	CITI	1.000%	12/20/2015	0.934%	700	3	8	(5)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.666%	2,700	40	21	19
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.666%	800	12	6	6
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.666%	900	13	6	7
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.715%	1,500	21	33	(12)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.666%	1,600	24	8	16

						$(53)	$(22)	$(31)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	EUR	500	$15	$0	$15
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	18	0	18
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	53	0	53
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	1,900	(6)	0	(6)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		3,200	(9)	0	(9)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		14,200	(36)	0	(36)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		11,900	(15)	9	(24)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,700	49	60	(11)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,000	29	6	23
Pay	3-Month USD-LIBOR	4.000%	12/16/2020	BOA		$4,300	(144)	(14)	(130)
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	CSFB	JPY	480,000	144	87	57
Pay	6-Month JPY-LIBOR	1.500%	06/15/2021	RBS		140,000	42	24	18

							$140	$172	$(32)

(l)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$122.000	01/21/2011	20	$15	$7
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	68	29	39
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	68	43	28

				$87	$74

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	0.500%	02/14/2011	$10,600	$15	$8
Call - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.500%	02/14/2011	10,600	7	9
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	8,700	77	118
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	4
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,100	119	205
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,600	14	20
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,600	37	45
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,600	28	33
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,300	24	35
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,100	23	26
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,500	24	32
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,200	21	33
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,600	29	33
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,800	11	1

							$431	$602

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-15 5-Year Index	CSFB	Sell	1.500%	03/16/2011		$4,400	$13	$3
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		1,100	2	5
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		6,800	27	4
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	700	3	0
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.200%	03/16/2011		800	5	4
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.600%	03/16/2011		900	4	2
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		1,800	6	4
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.300%	03/16/2011		1,800	10	7
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.500%	03/16/2011		4,000	21	9
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		12,600	71	22
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		900	3	1
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.200%	03/16/2011		2,500	15	14

							$180	$75

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value

Put - OTC AUD versus USD		$0.953	01/31/2011	AUD	2,100	$21	$3
Call - OTC EUR versus USD		1.333	01/31/2011	EUR	880	16	20
Call - OTC USD versus KRW	KRW	1,227.000	03/17/2011		$2,200	29	18

						$66	$41

Straddle Options

Description	Counterparty	Exercise Price (5)	Expiration Date	Notional Amount	Premium (5)	Market Value

Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$1,400	$7	$11
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	800	4	7
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	4,000	44	67

					$55	$85

(5)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$500	$6	$5
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	600	6	6

						$12	$11

(m)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	27	01/2011	BNP	$0	$(1)	$(1)
Sell		26	01/2011	BOA	0	(1)	(1)
Sell		2,983	01/2011	HSBC	0	(82)	(82)
Buy		25	01/2011	JPM	1	0	1
Buy		896	01/2011	RBC	25	0	25
Sell		5,318	01/2011	RBS	0	(353)	(353)
Buy	BRL	102	03/2011	CITI	1	0	1
Buy	CAD	565	02/2011	BNP	13	0	13
Sell		12,400	02/2011	DUB	0	(148)	(148)
Buy		9,131	02/2011	HSBC	128	0	128
Buy		1,265	02/2011	RBC	30	0	30
Sell	CNY	4,896	01/2011	BCLY	0	(14)	(14)
Buy		3,619	01/2011	BOA	6	0	6
Sell		9,787	01/2011	CITI	0	(37)	(37)
Buy		12,401	01/2011	HSBC	24	0	24
Buy		5,017	01/2011	JPM	9	0	9
Sell		11,304	01/2011	JPM	0	(37)	(37)
Buy		4,951	01/2011	MSC	7	0	7
Buy		2,013	04/2011	BCLY	3	0	3
Sell		7,850	04/2011	CITI	1	(1)	0
Buy		1,033	04/2011	CSFB	2	0	2
Buy		648	04/2011	HSBC	1	0	1
Buy		781	04/2011	JPM	1	0	1
Buy		3,376	04/2011	MSC	5	0	5
Buy		5,271	06/2011	BCLY	20	0	20
Buy		3,257	06/2011	DUB	4	(2)	2
Buy		2,866	06/2011	HSBC	12	0	12
Buy		4,011	06/2011	JPM	5	0	5
Buy		10,348	06/2011	RBS	42	0	42
Buy		2,113	09/2011	BOA	8	0	8
Buy		2,085	09/2011	CITI	7	0	7
Buy		6,030	09/2011	HSBC	23	0	23
Buy		12,090	09/2011	JPM	48	0	48
Buy		263	11/2011	BCLY	0	0	0
Buy		1,583	11/2011	CITI	1	0	1
Buy		646	11/2011	JPM	0	(1)	(1)
Buy		2,246	09/2015	BCLY	3	0	3
Buy		246	09/2015	BOA	1	0	1
Buy		9,516	09/2015	CITI	8	0	8
Buy		2,810	09/2015	JPM	2	0	2
Buy		246	09/2015	MSC	1	0	1
Buy	DKK	2,670	02/2011	BCLY	7	0	7
Sell		2,153	02/2011	RBC	15	0	15
Buy	EUR	3,383	01/2011	BNP	54	0	54
Buy		3,492	01/2011	BOA	73	0	73
Buy		27,929	01/2011	CITI	190	0	190
Sell		6,734	01/2011	CITI	171	0	171
Buy		5,305	01/2011	HSBC	112	(2)	110
Buy		14,224	01/2011	MSC	0	(561)	(561)
Sell		1,200	01/2011	MSC	61	0	61
Buy		1,752	01/2011	RBC	11	0	11
Sell		826	01/2011	RBC	0	(2)	(2)
Buy		24,815	01/2011	RBS	186	(65)	121
Sell		78,945	01/2011	RBS	0	(2,225)	(2,225)
Buy		16,998	01/2011	UBS	368	(25)	343
Sell		529	01/2011	UBS	0	(1)	(1)
Buy		1,752	02/2011	BCLY	32	0	32
Sell		27,929	02/2011	CITI	0	(189)	(189)
Sell		23,223	02/2011	RBS	0	(185)	(185)
Sell	GBP	11,023	01/2011	BNP	224	0	224
Sell		541	01/2011	CSFB	11	0	11
Sell		10,176	01/2011	DUB	210	0	210
Buy		12,364	03/2011	BCLY	159	0	159
Sell		456	03/2011	BNP	0	(4)	(4)
Buy		2,930	03/2011	UBS	50	0	50
Sell	HKD	176	01/2011	BCLY	0	0	0
Buy		176	01/2011	HSBC	0	0	0
Sell		176	04/2011	HSBC	0	0	0
Buy	IDR	1,113,420	07/2011	CITI	2	0	2
Buy		2,315,330	07/2011	HSBC	6	0	6
Buy		7,719,490	07/2011	JPM	1	0	1
Buy	INR	13,500	03/2011	CITI	1	0	1
Buy		25	03/2011	HSBC	0	0	0
Buy		26	03/2011	JPM	0	0	0
Buy		22,794	03/2011	RBS	0	0	0
Buy		30	03/2011	UBS	0	0	0
Sell	JPY	355,947	01/2011	GSC	0	(156)	(156)
Sell		136,013	01/2011	HSBC	0	(42)	(42)
Buy		921,123	01/2011	RBC	137	0	137
Sell		211,873	01/2011	RBC	0	(94)	(94)
Sell		423,747	01/2011	RBS	0	(178)	(178)
Buy		16,566	01/2011	UBS	4	0	4
Buy	KRW	380,786	01/2011	BCLY	3	0	3
Buy		79,378	01/2011	HSBC	0	(1)	(1)
Buy		457,528	01/2011	JPM	0	(1)	(1)
Sell		2,512,190	01/2011	JPM	0	(38)	(38)
Buy		1,594,498	01/2011	MSC	0	(13)	(13)
Buy		596,720	05/2011	BCLY	0	(3)	(3)
Buy		1,176,135	05/2011	CITI	1	(3)	(2)
Buy		33,676	05/2011	GSC	0	0	0
Buy		78,000	05/2011	HSBC	0	(1)	(1)
Buy		2,693,190	05/2011	JPM	46	0	46
Buy		158,000	05/2011	RBS	0	0	0
Buy	MXN	9,816	02/2011	BCLY	29	0	29
Buy		18,482	02/2011	MSC	31	0	31
Buy	MYR	14	02/2011	DUB	0	0	0
Buy	NOK	4,240	02/2011	CITI	7	0	7
Buy	PHP	6,000	06/2011	BOA	0	(1)	(1)
Buy		64,804	06/2011	CITI	9	(10)	(1)
Buy		13,323	06/2011	DUB	4	0	4
Buy		10,009	06/2011	HSBC	2	0	2
Buy		13,687	06/2011	JPM	4	0	4
Buy		16,860	06/2011	MSC	6	0	6
Sell	SEK	133	02/2011	RBC	0	0	0
Sell	SGD	59	03/2011	BCLY	0	(2)	(2)
Buy		114	03/2011	GSC	3	0	3
Buy		228	03/2011	HSBC	4	0	4
Buy	TWD	51	01/2011	DUB	0	0	0
Sell		156	01/2011	DUB	0	0	0
Buy		31	01/2011	JPM	0	0	0
Buy		48	01/2011	MSC	0	0	0
Buy		26	01/2011	UBS	0	0	0
Buy		185	04/2011	DUB	0	0	0

					$2,676	$(4,479)	$(1,803)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Australia
Corporate Bonds & Notes	$0	$13,596	$0	$13,596
Mortgage-Backed Securities	0	2,694	0	2,694
Canada
Asset-Backed Securities	0	1,219	0	1,219
Corporate Bonds & Notes	0	422	0	422
Sovereign Issues	0	2,077	0	2,077
Cayman Islands
Asset-Backed Securities	0	0	1,387	1,387
Corporate Bonds & Notes	0	2,389	0	2,389
Denmark
Corporate Bonds & Notes	0	834	0	834
France
Corporate Bonds & Notes	0	11,755	0	11,755
Sovereign Issues	0	4,750	0	4,750
Germany
Corporate Bonds & Notes	0	3,910	0	3,910
Sovereign Issues	0	4,604	0	4,604
Ireland
Asset-Backed Securities	0	361	0	361
Mortgage-Backed Securities	0	216	0	216
Japan
Mortgage-Backed Securities	0	0	307	307
Jersey, Channel Islands
Asset-Backed Securities	0	505	0	505
Luxembourg
Corporate Bonds & Notes	0	1,105	0	1,105
Netherlands
Asset-Backed Securities	0	931	544	1,475
Corporate Bonds & Notes	0	6,480	0	6,480
Mortgage-Backed Securities	0	161	0	161
New Zealand
Corporate Bonds & Notes	0	960	0	960
Qatar
Sovereign Issues	0	208	0	208
Russia
Corporate Bonds & Notes	0	958	0	958
South Korea
Sovereign Issues	0	362	0	362
Sweden
Corporate Bonds & Notes	0	830	0	830
United Kingdom
Asset-Backed Securities	0	307	0	307
Corporate Bonds & Notes	0	16,369	2,388	18,757
Mortgage-Backed Securities	0	2,643	0	2,643
Sovereign Issues	0	7,188	0	7,188
United States
Asset-Backed Securities	0	3,339	0	3,339
Corporate Bonds & Notes	0	29,581	0	29,581
Mortgage-Backed Securities	0	24,653	11	24,664
Municipal Bonds & Notes	0	7,840	0	7,840
Preferred Securities	33	0	1,313	1,346
U.S. Government Agencies	0	14,910	8,372	23,282
U.S. Treasury Obligations	0	6,331	0	6,331
Short-Term Instruments
Repurchase Agreements	0	657	0	657
U.S. Treasury Bills	0	3,768	0	3,768
PIMCO Short-Term Floating NAV Portfolio	75,061	0	0	75,061
	$75,094	$178,913	$14,322	$268,329

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	202	0	202
Foreign Exchange Contracts	0	2,676	0	2,676
Interest Rate Contracts	219	184	0	403
	$219	$3,062	$0	$3,281

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(334)	0	(334)
Foreign Exchange Contracts	0	(4,520)	0	(4,520)
Interest Rate Contracts	(35)	(892)	(96)	(1,023)
	$(35)	$(5,746)	$(96)	$(5,877)

Totals	$75,278	$176,229	$14,226	$265,733

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)

Investments, at value
Australia
Mortgage-Backed Securities	$1,195	$0	$(228)	$0	$0	$107	$0	$(1,074)	$0	$0
Cayman Islands
Asset-Backed Securities	0	1,397	0	2	0	(12)	0	0	1,387	(12)
Japan
Mortgage-Backed Securities	0	0	0	0	0	0	307	0	307	0
Jersey, Channel Islands
Asset-Backed Securities	679	0	(158)	0	(4)	(12)	0	(505)	0	0
Netherlands
Asset-Backed Securities	0	578	0	1	0	(35)	0	0	544	(35)
United Kingdom
Corporate Bonds & Notes	0	0	0	0	0	0	2,388	0	2,388	0
United States
Mortgage-Backed Securities	1,100	0	(167)	0	0	50	0	(972)	11	11
Preferred Securities	1,402	0	0	0	0	(89)	0	0	1,313	(89)
U.S. Government Agencies	0	8,500	(121)	0	0	(7)	0	0	8,372	(7)

	$4,376	$10,475	$(674)	$3	$(4)	$2	$2,695	$(2,551)	$14,322	$(132)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(67)	$0	$0	$(29)	$0	$0	$(96)	$(29)

Totals	$4,376	$10,475	$(741)	$3	$(4)	$(27)	$2,695	$(2,551)	$14,226	$(161)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Kabel Deutschland Holding AG
4.500% due 12/20/2016	EUR	1,100	$1,479
Petroleum Export Ltd.
3.319% due 12/07/2012		$5,700	5,683

Total Bank Loan Obligations (Cost $7,151)			7,162

CORPORATE BONDS & NOTES 7.7%
BANKING & FINANCE 4.7%
American General Finance Corp.
5.200% due 12/15/2011		5,000	4,881
5.625% due 08/17/2011		2,700	2,670
5.900% due 09/15/2012		1,300	1,235
ANZ National International Ltd.
3.250% due 04/02/2012		4,100	4,220
Bank of America Corp.
0.802% due 09/11/2012		3,150	3,113
7.375% due 05/15/2014		4,800	5,340
Bank of Nova Scotia
1.650% due 10/29/2015		9,600	9,187
Citigroup, Inc.
2.286% due 08/13/2013		18,800	19,132
Genworth Financial, Inc.
7.200% due 02/15/2021		1,600	1,641
Goldman Sachs Group, Inc.
5.375% due 02/15/2013	EUR	3,200	4,492
HSBC Finance Corp.
6.676% due 01/15/2021		$16,600	16,801
ING Bank NV
0.919% due 01/13/2012		5,800	5,798
2.625% due 02/09/2012		9,250	9,453
3.900% due 03/19/2014		4,000	4,301
International Lease Finance Corp.
6.375% due 03/25/2013		2,000	2,060
LeasePlan Corp. NV
3.000% due 05/07/2012		7,000	7,194
Lloyds TSB Bank PLC
2.800% due 04/02/2012		8,000	8,198
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		1,000	1,077
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012		2,800	2,775
6.875% due 04/25/2018		5,500	6,028
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		5,800	6,061
Qatari Diar Finance QSC
5.000% due 07/21/2020		6,200	6,182
Royal Bank of Scotland Group PLC
0.686% due 04/08/2011		10,000	10,005
1.188% due 04/23/2012		5,800	5,860
Svenska Handelsbanken AB
1.302% due 09/14/2012		4,500	4,517
Swedbank AB
2.800% due 02/10/2012		5,330	5,445
Wachovia Corp.
0.477% due 08/01/2013		1,460	1,447

			159,113

INDUSTRIALS 2.3%
Arrow Electronics, Inc.
6.000% due 04/01/2020		1,700	1,739
Black & Decker Corp.
8.950% due 04/15/2014		500	595
CSX Corp.
6.250% due 03/15/2018		250	287
Cytec Industries, Inc.
8.950% due 07/01/2017		500	609
Daimler Finance North America LLC
5.750% due 09/08/2011		500	517
Dow Chemical Co.
2.536% due 08/08/2011		3,000	3,032
6.000% due 10/01/2012		2,300	2,479
Jones Group, Inc.
5.125% due 11/15/2014		8,200	8,344
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		700	744
8.375% due 07/15/2015		2,000	2,350
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,056
New Albertson’s, Inc.
7.500% due 02/15/2011		4,900	4,931
New York Times Co.
5.000% due 03/15/2015		6,000	5,867
Newell Rubbermaid, Inc.
6.250% due 04/15/2018		965	1,061
Office Depot, Inc.
6.250% due 08/15/2013		14,000	14,070
Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	835
President and Fellows of Harvard College
4.875% due 10/15/2040		5,700	5,441
Pulte Group, Inc.
5.250% due 01/15/2014		6,000	5,940
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		500	545
Rohm and Haas Co.
6.000% due 09/15/2017		1,000	1,096
RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,150
11.250% due 02/01/2019		1,000	1,253
Seagate Technology HDD Holdings
6.375% due 10/01/2011		9,000	9,281
Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,263
UST LLC
5.750% due 03/01/2018		1,000	1,069
Valero Energy Corp.
9.375% due 03/15/2019		250	311
Whirlpool Corp.
7.750% due 07/15/2016		1,000	1,179

			77,044

UTILITIES 0.7%
BP Capital Markets PLC
0.442% due 04/11/2011		4,100	4,102
2.750% due 06/14/2011	CHF	500	539
3.625% due 05/08/2014		$600	619
4.750% due 03/10/2019		1,200	1,239
CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,027
6.150% due 09/15/2019		900	904
Embarq Corp.
7.082% due 06/01/2016		4,000	4,429
Qwest Corp.
8.875% due 03/15/2012		4,000	4,335
Sprint Capital Corp.
7.625% due 01/30/2011		6,850	6,876

			24,070

Total Corporate Bonds & Notes (Cost $250,435)			260,227

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Host Hotels & Resorts LP
2.625% due 04/15/2027		3,000	2,985

Total Convertible Bonds & Notes (Cost $2,880)			2,985

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
2.375% due 07/28/2015 (g)		6,000	6,091
3.500% due 09/01/2040		12,535	11,988
4.000% due 12/01/2040 - 01/01/2041		9,000	8,965
5.500% due 10/01/2034 - 08/01/2035		1,112	1,197
Freddie Mac
0.196% due 05/04/2011		314	314

Total U.S. Government Agencies (Cost $28,644)			28,555

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (b)
1.250% due 07/15/2020 (e)(g)		14,444	14,810
2.375% due 01/15/2025		116	130
2.500% due 01/15/2029 (e)(g)		38,719	44,055
3.625% due 04/15/2028 (g)		135	175
U.S. Treasury Notes
0.375% due 10/31/2012 (e)		9,000	8,974
0.500% due 11/30/2012		3,200	3,196
0.625% due 06/30/2012		700	702

Total U.S. Treasury Obligations (Cost $71,301)			72,042

MORTGAGE-BACKED SECURITIES 0.1%
Merrill Lynch Floating Trust
0.802% due 07/09/2021		2,800	2,704

Total Mortgage-Backed Securities (Cost $2,445)			2,704

ASSET-BACKED SECURITIES 0.0%
SLM Student Loan Trust
0.502% due 12/17/2018		145	145

Total Asset-Backed Securities (Cost $144)			145

SOVEREIGN ISSUES 4.9%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	102,000	56,341
Canada Government International Bond
1.500% due 06/01/2012	CAD	89,000	89,477
Export-Import Bank of Korea
1.352% due 03/13/2012		$5,600	5,599
Mexico Government International Bond
5.950% due 03/19/2019		1,500	1,680
6.050% due 01/11/2040		6,500	6,679
Qatar Government International Bond
5.250% due 01/20/2020		5,000	5,300

Total Sovereign Issues (Cost $158,738)			165,076

	SHARES
MUTUAL FUNDS (c)(d) 57.6%
PIMCO CommodityRealReturn Strategy Fund®		1,445,324	13,427
PIMCO Developing Local Markets Fund		2,908,307	30,828

PIMCO Emerging Local Bond Fund	15,031,534	160,086
PIMCO Emerging Markets and Infrastructure Bond Fund	17,279,069	195,944
PIMCO Emerging Markets Bond Fund	5,747,556	63,798
PIMCO EqS Pathfinder FundTM	28,215,630	286,671
PIMCO Global Advantage Strategy Bond Fund	27,436,032	305,363
PIMCO Global Bond Fund (Unhedged)	6,127,808	59,501
PIMCO StocksPLUS® Fund	59,750,357	501,903
PIMCO Total Return Fund	20,210,786	219,287
PIMCO Unconstrained Bond Fund	9,997,748	110,975

Total Mutual Funds (Cost $1,878,285)		1,947,783

EXCHANGE-TRADED FUNDS 24.6%
iShares MSCI EAFE Index Fund	3,601,616	209,722
iShares S&P National Municipal Bond Fund	102,000	10,117
PIMCO 3-7 Year U.S. Treasury Index Fund (c)(d)	417,600	32,134
PIMCO Investment Grade Corporate Bond Index Fund (c)(d)	266,537	26,355
SPDR Gold Trust	1,396,685	193,748
Vanguard Emerging Markets ETF	7,465,611	359,469

Total Exchange-Traded Funds (Cost $768,121)		831,545

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.0%
CERTIFICATES OF DEPOSIT 0.4%
Itau Unibanco S.A.
1.450% due 06/13/2011	$6,000	6,032
1.700% due 09/12/2011	6,000	6,049

		12,081

REPURCHASE AGREEMENTS 3.7%
Banc of America Securities LLC
0.260% due 01/03/2011	3,200	3,200
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $3,314. Repurchase proceeds are $3,200.)
0.280% due 01/03/2011	3,200	3,200
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2014 valued at $3,291. Repurchase proceeds are $3,200.)
Barclays Capital, Inc.
0.250% due 01/03/2011	34,000	34,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $34,906. Repurchase proceeds are $34,000.)
0.250% due 01/03/2011	6,300	6,300
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.625% due 02/15/2040 valued at $6,526. Repurchase proceeds are $6,300.)
0.280% due 01/03/2011	3,200	3,200
(Dated 12/31/2010. Collateralized by Freddie Mac 4.500% due 01/01/2041 valued at $3,310. Repurchase proceeds are $3,200.)
BNP Paribas Securities Corp.
0.180% due 01/03/2011	6,800	6,800
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 0.500% - 1.875% due 07/15/2013 - 04/15/2015 valued at $6,965. Repurchase proceeds are $6,800.)
Credit Suisse Securities (USA) LLC
0.230% due 01/03/2011	18,400	18,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 1.000% - 3.500% due 09/30/2011 - 05/15/2020 valued at $18,833. Repurchase proceeds are $18,400.)
0.280% due 01/03/2011	3,200	3,200
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $3,277. Repurchase proceeds are $3,200.)
Deutsche Bank Securities, Inc.
0.200% due 01/03/2011	18,400	18,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.375% due 05/15/2040 valued at $18,940. Repurchase proceeds are $18,400.)
J.P. Morgan Securities, Inc.
0.200% due 01/03/2011	18,400	18,400
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.375% due 07/31/2017 valued at $18,817. Repurchase proceeds are $18,400.)
0.280% due 01/03/2011	1,900	1,900
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $1,954. Repurchase proceeds are $1,900.)
State Street Bank and Trust Co.
0.010% due 01/03/2011	8,570	8,570
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $8,746. Repurchase proceeds are $8,570.)

		125,570

U.S. TREASURY BILLS 0.2%
0.127% due 01/06/2011 - 06/16/2011 (a)(e)(g)	6,570	6,568

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.7%
	2,441,499	24,454

Total Short-Term Instruments (Cost $168,488)		168,673

PURCHASED OPTIONS (i) 0.4%
(Cost $20,242)		12,646
Total Investments 103.5% (Cost $3,356,874)		$3,499,543
Written Options (j) (0.1%) (Premiums $3,330)		(4,752)
Other Assets and Liabilities (Net) (3.4%)		(113,779)

Net Assets 100.0%		$3,381,012

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $12,707 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $1,111 at a weighted average interest rate of -0.919%. On December 31, 2010, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $7,681 and cash of $4 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2011	399	$68
90-Day Eurodollar March Futures	Long	03/2012	1,989	751
E-mini S&P 500 Index March Futures	Long	03/2011	1,336	2,942
Wheat March Futures	Long	03/2011	81	126
Wheat March Futures	Short	03/2011	81	(52)

				$3,835

(h)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	1.835%	$1,700	$104	$0	$104
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.399%	4,800	62	196	(134)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.234%	500	(34)	0	(34)
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	1.654%	1,000	(21)	0	(21)
CenturyLink, Inc.	MSC	(1.000%	)	09/20/2019	1.811%	900	52	(11)	63
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.537%	250	(14)	0	(14)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.324%	300	6	28	(22)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.324%	200	4	17	(13)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.228%	2,000	(44)	0	(44)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.199%	1,000	9	(16)	25
Embarq Corp.	JPM	(2.350%	)	06/20/2016	1.228%	1,000	(58)	0	(58)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.799%	3,000	(10)	64	(74)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	1.643%	8,200	196	262	(66)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	1.342%	2,000	(490)	0	(490)
Macy’s Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	1.074%	700	(101)	(73)	(28)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	1.246%	1,000	11	(23)	34
Merrill Lynch & Co., Inc.	BCLY	(1.000%	)	06/20/2018	1.877%	5,500	303	223	80
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	4.614%	5,200	39	52	(13)
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.735%	2,000	58	116	(58)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.735%	4,000	(529)	(358)	(171)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	1.317%	965	(31)	0	(31)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.949%	8,200	(454)	78	(532)
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	2.949%	5,800	(321)	37	(358)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.766%	750	0	0	0
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.559%	6,000	282	187	95
Qwest Corp.	JPM	(1.000%	)	03/20/2012	0.383%	4,500	(36)	64	(100)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.169%	500	(35)	0	(35)
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	0.654%	1,000	(59)	0	(59)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.415%	1,000	(133)	(92)	(41)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.779%	1,000	(49)	0	(49)
Seagate Technology HDD Holdings	DUB	(1.000%	)	12/20/2011	0.493%	9,000	(48)	111	(159)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.047%	1,200	90	43	47
UST LLC	BCLY	(0.700%	)	03/20/2018	0.301%	1,000	(27)	0	(27)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	1.751%	250	(17)	0	(17)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.878%	1,000	63	16	47
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	1.728%	1,000	(66)	0	(66)

							$(1,298)	$921	$(2,219)

Credit Default Swaps on Corporate, Sovereign, and U.S.Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.754%		$5,300	$19	$(13)	$32
Australia Government Bond	BOA	1.000%	09/20/2015	0.480%		7,000	169	162	7
BP Capital Markets America, Inc.	CSFB	5.000%	06/20/2015	0.818%		1,000	181	15	166
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.158%		2,800	104	(48)	152
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.818%		1,000	182	35	147
BP Capital Markets America, Inc.	GSC	1.000%	09/20/2011	0.158%		1,100	7	(57)	64
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.158%		400	15	(10)	25
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.818%		2,000	364	34	330
Brazil Government International Bond	BCLY	1.000%	06/20/2011	0.508%		7,000	19	17	2
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.508%		700	1	3	(2)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.508%		1,900	3	9	(6)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.508%		4,400	6	20	(14)
China Government International Bond	BCLY	1.000%	06/20/2011	0.234%		11,000	44	60	(16)
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.436%		4,000	89	122	(33)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.287%		1,200	(60)	(96)	36
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.328%		4,600	(251)	(325)	74
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.287%		4,100	(206)	(335)	129
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.287%		1,700	(86)	(137)	51
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	0.807%		2,700	21	(106)	127
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.346%		27,600	50	1	49
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	0.807%		4,400	35	(76)	111
France Government Bond	BOA	0.250%	06/20/2015	1.003%		2,800	(90)	(54)	(36)
Gazprom Via Gazprom International S.A.	GSC	1.000%	03/20/2011	0.803%		13,900	11	(123)	134
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.718%		4,000	57	53	4
Japan Government International Bond	BNP	1.000%	09/20/2015	0.661%		1,900	30	11	19
Japan Government International Bond	DUB	1.000%	03/20/2015	0.590%		5,300	92	41	51
Japan Government International Bond	RBS	1.000%	03/20/2016	0.718%		6,500	94	97	(3)
Mexico Government International Bond	DUB	1.000%	03/20/2011	0.525%		20,500	30	56	(26)
Republic of Germany	BOA	0.250%	06/20/2015	0.535%		2,800	(34)	(26)	(8)
South Korea Government Bond	CITI	1.000%	03/20/2011	0.522%		2,000	3	12	(9)
South Korea Government Bond	DUB	1.000%	03/20/2011	0.522%		30,000	43	115	(72)
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.326%	EUR	5,200	(20)	(25)	5

							$922	$(568)	$1,490

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$215,770	$(3,408)	$(1,801)	$(1,607)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	15,400	(243)	(15)	(228)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	21,650	(342)	(466)	124
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	36,100	1,448	1,679	(231)
CMBX.NA.AAA.3 Index	GSC	(0.080%	)	12/13/2049	2,200	88	109	(21)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	10,800	448	540	(92)
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	10,800	449	500	(51)

						$(1,560)	$546	$(2,106)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	195,000	$1,062	$98	$964
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		6,400	35	13	22
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,000	21	8	13
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,700	25	10	15
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		150,200	1,208	437	771
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		40,000	147	184	(37)
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		65,400	29	51	(22)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		40,400	12	26	(14)
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		56,300	329	331	(2)
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	CITI	$	5,600	(8)	(26)	18
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	JPM		10,900	(16)	(50)	34

							$2,844	$1,082	$1,762

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSF3T Index	34,648	3-Month USD-LIBOR plus a specified spread	$23,120	01/27/2011	BCLY	$260
Receive	DJUBSTR Index	50,002	3-Month USD-LIBOR plus a specified spread	16,140	01/27/2011	BCLY	174
Receive	ENHGD84T Index	63,291	3-Month USD-LIBOR plus a specified spread	25,610	01/27/2011	GSC	278
Receive (7)	Sberbank of Russia	2,262,975	0.650%	7,966	12/13/2011	GSC	(259)
Receive	DJUBSTR Index	255,553	3-Month USD-LIBOR plus a specified spread	82,490	01/27/2011	MSC	890
Receive	MOTT3001 Index	87,430	3-Month USD-LIBOR plus a specified spread	30,310	01/27/2011	MSC	327
Receive	MOTT3002 Index	131,464	3-Month USD-LIBOR plus a specified spread	44,930	01/27/2011	MSC	484
Receive	MOTT3007 Index	16,795	3-Month USD-LIBOR plus a specified spread	5,710	01/27/2011	MSC	60

							$2,214

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	London Gold Market Fixing Ltd. PM	$0.074	04/12/2011	GSC	$1,100	$31	$0	$31
Pay	London Gold Market Fixing Ltd. PM	0.072	06/08/2011	MSC	1,000	44	0	44
Pay	NYMEX Natural Gas February Futures	0.204	01/26/2011	SOG	300	4	0	4
Pay	S&P GSCI Crude Oil Index	0.111	05/17/2011	DUB	800	34	0	34
Pay	S&P GSCI Crude Oil Index	0.114	05/17/2011	DUB	200	7	0	7

						$120	$0	$120

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(i)	Purchased options outstanding on December 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$88.000	12/31/2011	6	$55	$56

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index January Futures	$1,000.000	01/22/2011	2,247	$3,727	$45

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	180,780	2,043	2,374
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		43,400	$2,209	$2,212
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		56,900	2,885	2,900
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	56	112

								$7,193	$7,598

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	$	0.953	01/10/2011	AUD	20,900	$136	$0
Call - OTC EUR versus USD		1.361	01/10/2011	EUR	15,400	114	55
Put - OTC EUR versus USD		1.000	05/04/2011		72,210	515	8
Put - OTC EUR versus USD		1.000	05/22/2015		166,400	8,239	4,408
Put - OTC NZD versus USD		0.735	01/10/2011	NZD	6,800	35	0
Put - OTC USD versus CHF	CHF	0.962	01/10/2011	$	15,400	80	475
Call - OTC USD versus NOK	NOK	6.259	01/10/2011		5,100	38	0
Call - OTC USD versus SEK	SEK	7.144	01/10/2011		5,100	38	0
Call - OTC USD versus JPY	JPY	84.700	01/10/2011		15,400	72	1

						$9,267	$4,947

(j)	Written options outstanding on December 31, 2010:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$250.000	12/31/2011	6	$55	$61

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	271	$117	$155
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	271	168	114

				$285	$269

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$6,400	$41	$87
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,500	17	34
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	13,800	82	187
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	11,200	69	152
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	113,400	908	1,538
Put - OTC 2-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	9,300	50	126
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,400	84	118
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,200	146	192
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	12
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	16,500	171	249
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	20,200	221	255
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	20,200	189	255
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	15,300	150	231

							$2,137	$3,436

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.600%	03/16/2011	EUR	1,500	$7	$3

Foreign Currency Options

Description	Exercise Price		Expiration Date		Notional Amount	Premium	Market Value
Call - OTC AUD versus USD		$1.007	01/10/2011	AUD	20,900	$118	$363
Put - OTC EUR versus USD		1.288	01/10/2011	EUR	15,400	138	14
Call - OTC NZD versus USD		0.777	01/10/2011	NZD	6,800	29	51
Call - OTC USD versus CHF	CHF	1.008	01/10/2011		$15,400	79	0
Put - OTC USD versus NOK	NOK	5.871	01/10/2011		5,100	34	69
Put - OTC USD versus SEK	SEK	6.699	01/10/2011		5,100	34	38
Put - OTC USD versus JPY	JPY	81.100	01/10/2011		15,400	76	98

						$508	$633

Inflation Cap

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.000%) or 0	03/04/2015	$4,000	$68	$40

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.949	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	$4,000	$56	$41
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	106	120
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	149

						$270	$310

(k)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2041	$13,000	$12,452	$12,419
Fannie Mae	4.000%	01/01/2041	9,000	8,967	8,955
Fannie Mae	5.500%	01/01/2041	1,000	1,070	1,070

				$22,489	$22,444

(l)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10,700	01/2011	CITI	$724	$0	$724
Buy		52,613	01/2011	CSFB	3,219	0	3,219
Buy		25,429	01/2011	RBS	1,023	0	1,023
Buy		3,351	01/2011	UBS	124	0	124
Sell		10,700	01/2011	UBS	0	(380)	(380)
Sell	BRL	224,842	03/2011	HSBC	0	(1,876)	(1,876)
Buy	CAD	2,606	02/2011	DUB	31	0	31
Sell	CHF	7,771	01/2011	CITI	0	(512)	(512)
Sell		9,638	01/2011	RBS	0	(525)	(525)
Buy		7,663	01/2011	UBS	397	0	397
Sell		5,540	01/2011	UBS	0	(310)	(310)
Buy		37,056	02/2011	RBC	2,313	0	2,313
Buy	CNY	9,430	01/2011	BOA	11	0	11
Buy		12,023	01/2011	CITI	36	0	36
Sell		223,494	01/2011	CITI	0	(947)	(947)
Buy		27,521	01/2011	DUB	79	0	79
Buy		157,788	01/2011	JPM	278	0	278
Buy		16,732	01/2011	MSC	19	0	19
Buy		43,551	09/2011	BOA	161	0	161
Buy		43,970	09/2011	CITI	158	0	158
Sell		42,600	09/2011	DUB	39	0	39
Buy		76,033	09/2011	RBS	256	0	256
Buy		365	09/2011	UBS	1	0	1
Buy		14,656	11/2011	BCLY	10	(3)	7
Buy		84,106	11/2011	DUB	318	0	318
Buy		9,997	11/2011	JPM	0	(9)	(9)
Buy		9,948	11/2011	RBS	3	0	3
Buy		3,078	02/2012	BCLY	0	(2)	(2)
Sell		157,788	02/2012	JPM	0	(294)	(294)
Buy		42,600	09/2015	DUB	76	0	76
Sell	EUR	2,600	01/2011	BCLY	0	(35)	(35)
Buy		64,790	01/2011	CITI	22	(950)	(928)
Sell		15,500	01/2011	CITI	0	(333)	(333)
Sell		7,700	01/2011	CSFB	0	(82)	(82)
Buy	GBP	27,007	03/2011	BCLY	0	(34)	(34)
Buy		27,007	03/2011	DUB	0	(42)	(42)
Buy		18,004	03/2011	RBS	0	(91)	(91)
Sell	HUF	1,131,600	01/2011	JPM	300	0	300
Sell	IDR	93,005,000	04/2011	BCLY	0	(369)	(369)
Sell	INR	936,935	03/2011	BOA	0	(726)	(726)
Buy	JPY	1,691,128	01/2011	CITI	671	0	671
Buy		1,275,341	01/2011	CSFB	309	0	309
Buy		1,126,294	01/2011	GSC	493	0	493
Buy		1,802,130	01/2011	JPM	740	0	740
Buy		434,835	01/2011	RBC	192	0	192
Buy		2,726,907	01/2011	RBS	1,132	0	1,132
Sell		648,339	01/2011	UBS	0	(186)	(186)
Sell	KRW	23,249,938	01/2011	CITI	0	(1,607)	(1,607)
Buy		36,628,868	01/2011	JPM	647	0	647
Sell		13,378,930	01/2011	JPM	0	(1,003)	(1,003)
Sell		36,628,868	05/2011	JPM	0	(751)	(751)
Sell	MXN	311,294	02/2011	CITI	0	(928)	(928)
Sell		211,591	02/2011	JPM	0	(591)	(591)
Sell	MYR	10,710	02/2011	BCLY	0	(51)	(51)
Sell		9,770	02/2011	CITI	0	(40)	(40)
Sell		42,353	02/2011	DUB	0	(189)	(189)
Sell		9,110	02/2011	RBS	0	(34)	(34)
Buy	NOK	16,793	01/2011	CITI	177	0	177
Sell		16,159	01/2011	CITI	0	(68)	(68)
Buy		15,403	01/2011	CSFB	89	0	89
Buy		15,384	01/2011	UBS	86	0	86
Buy	NZD	3,600	01/2011	CITI	134	0	134
Sell		3,600	01/2011	CITI	0	(66)	(66)
Buy		3,400	01/2011	CSFB	74	0	74
Buy		3,400	01/2011	UBS	70	0	70
Sell	PLN	80,517	02/2011	BCLY	781	0	781
Buy	SEK	19,019	01/2011	CITI	127	0	127
Buy		35,152	01/2011	CSFB	125	0	125
Sell		18,538	01/2011	MSC	0	(56)	(56)
Buy		79,601	02/2011	RBC	0	(19)	(19)
Sell	TRY	21,052	01/2011	BCLY	935	0	935
Sell		4,363	01/2011	MSC	232	0	232
Buy	TWD	782,060	01/2011	DUB	734	0	734
Sell		225,402	01/2011	DUB	0	(505)	(505)
Sell		165,034	01/2011	JPM	0	(453)	(453)
Sell		254,043	01/2011	MSC	0	(658)	(658)
Sell		137,581	01/2011	UBS	0	(394)	(394)
Sell		782,059	04/2011	DUB	0	(1,011)	(1,011)
Sell	ZAR	83,284	01/2011	DUB	0	(714)	(714)
Sell		153,809	01/2011	HSBC	0	(1,319)	(1,319)

					$17,346	$(18,163)	$(817)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory(3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$7,162	$0	$7,162
Corporate Bonds & Notes
Banking & Finance	0	159,113	0	159,113
Industrials	0	77,044	0	77,044
Utilities	0	24,070	0	24,070
Convertible Bonds & Notes
Industrials	0	2,985	0	2,985
U.S. Government Agencies	0	28,555	0	28,555
U.S. Treasury Obligations	0	72,042	0	72,042
Mortgage-Backed Securities	0	2,704	0	2,704
Asset-Backed Securities	0	145	0	145
Sovereign Issues	0	165,076	0	165,076
Mutual Funds	1,947,783	0	0	1,947,783
Exchange-Traded Funds	831,545	0	0	831,545
Short-Term Instruments
Certificates of Deposit	0	12,081	0	12,081
Repurchase Agreements	0	125,570	0	125,570
U.S. Treasury Bills	0	6,568	0	6,568
PIMCO Short-Term Floating NAV Portfolio	24,454	0	0	24,454
Purchased Options
Equity Contracts	45	0	0	45
Foreign Exchange Contracts	0	4,947	0	4,947
Interest Rate Contracts	0	7,598	0	7,598
Other Contracts	0	0	56	56
	$2,803,827	$695,660	$56	$3,499,543
Short Sales, at value	$0	$(22,444)	$0	$(22,444)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,334	0	2,334
Equity Contracts	2,942	0	0	2,942
Foreign Exchange Contracts	0	17,346	0	17,346
Interest Rate Contracts	819	1,838	0	2,657
Other Contracts	125	2,593	0	2,718
	$3,886	$24,111	$0	$27,997
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5,172)	0	(5,172)
Equity Contracts	0	(259)	0	(259)
Foreign Exchange Contracts	0	(18,796)	0	(18,796)
Interest Rate Contracts	0	(3,780)	(350)	(4,130)
Other Contracts	(52)	0	(61)	(113)

	$(52)	$(28,007)	$(411)	$(28,470)

Totals	$2,807,661	$669,320	$(355)	$3,476,626

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Purchased Options
Other	$54	$0	$0	$0	$0	$2	$0	$0	$56	$2

	$54	$0	$0	$0	$0	$2	$0	$0	$56	$2
Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	(230)	0	(106)	0	75	(89)	0	0	(350)	(35)
Other Contracts	(103)	0	0	0	429	(387)	0	0	(61)	0

	$(333)	$0	$(106)	$0	$504	$(476)	$0	$0	$(411)	$(35)

Totals	$(279)	$0	$(106)	$0	$504	$(474)	$0	$0	$(355)	$(33)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO GNMA Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 145.5%
Fannie Mae
2.245% due 09/01/2021	$2	$2
3.500% due 01/01/2026 - 01/01/2041	42,168	40,977
4.000% due 08/01/2020 - 01/01/2041	42,733	42,730
4.130% due 03/01/2018	10	10
4.500% due 09/01/2013 - 01/01/2041	63,617	65,495
5.000% due 05/01/2013 - 01/01/2041	13,364	14,140
5.500% due 08/01/2027 - 01/01/2041	43,169	46,196
5.956% due 03/25/2039	10,427	10,858
6.000% due 09/01/2021 - 01/01/2041	33,117	36,145
6.509% due 05/25/2037 (a)	4,276	667
Freddie Mac
2.825% due 05/01/2031	10	10
3.282% due 05/01/2019	7	8
3.575% due 06/01/2030	2	2
4.000% due 01/01/2041	1,000	993
5.500% due 06/01/2035 - 04/01/2039	1,245	1,331
7.500% due 08/15/2029 (a)	19	5
Ginnie Mae
0.315% due 01/16/2044 (a)	158,825	1,720
0.361% due 04/20/2036	30,145	30,019
0.401% due 02/20/2037	33,607	33,486
0.441% due 04/16/2037	15,698	15,657
0.461% due 01/16/2031 - 02/16/2032	1,798	1,797
0.511% due 08/16/2032	901	902
0.561% due 12/16/2026 - 04/20/2037	39,272	39,187
0.652% due 10/16/2042 (a)	43,263	523
0.711% due 11/16/2029	2,524	2,538
0.761% due 07/16/2028	85	86
0.811% due 04/16/2032	171	173
0.812% due 05/16/2027	47	47
0.911% due 05/16/2029	98	98
0.933% due 02/20/2060	24,777	24,769
1.073% due 01/20/2060	72,529	72,983
1.161% due 07/20/2039	9,782	9,760
1.172% due 03/20/2058	87,973	86,621
1.195% due 01/16/2052 (a)	49,461	2,924
1.352% due 08/20/2058	45,959	45,758
1.358% due 01/16/2030 - 02/16/2030	8,098	8,316
1.439% due 11/16/2051 (a)	49,895	3,153
1.875% due 02/20/2035	117	119
2.500% due 01/20/2034	858	880
2.750% due 01/20/2031 - 03/20/2032	281	289
3.250% due 02/20/2030	700	721
3.500% due 10/15/2040	2,222	2,143
4.000% due 05/20/2016 - 02/01/2041	217,559	218,288
4.500% due 02/20/2018 - 01/01/2041	349,831	363,815
4.500% due 08/15/2040 (e)	163,768	170,300
5.000% due 01/01/2041	257,500	273,796
5.500% due 04/15/2025 - 01/01/2041	242,958	262,591
6.000% due 06/15/2028 - 02/01/2041	139,409	153,119
6.500% due 11/15/2023 - 01/01/2041	53,019	59,876
7.500% due 12/15/2023 - 06/15/2032	2,746	3,151
Small Business Administration
5.600% due 09/01/2028	4,439	4,797

Total U.S. Government Agencies (Cost $2,135,689)		2,153,971

MORTGAGE-BACKED SECURITIES 7.8%
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	3,500	3,657
5.889% due 07/10/2044	4,000	4,278
Bear Stearns Adjustable Rate Mortgage Trust
2.330% due 08/25/2035	7,247	6,957
Bear Stearns Commercial Mortgage Securities
0.363% due 09/11/2042 (a)	20,995	211
Bear Stearns Structured Products, Inc.
2.360% due 01/26/2036	5,284	3,470
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.426% due 10/15/2048 (a)	134,403	1,771
Credit Suisse First Boston Mortgage Securities Corp.
0.227% due 08/15/2038 (a)	6,516	27
0.882% due 03/25/2032	35	30
Credit Suisse Mortgage Capital Certificates
0.579% due 09/15/2039 (a)	83,777	1,226
GS Mortgage Securities Corp. II
6.526% due 08/15/2018	7,925	8,154
JPMorgan Alternative Loan Trust
0.761% due 06/27/2037	11,098	9,475
JPMorgan Chase Commercial Mortgage Securities Corp.
0.635% due 07/15/2019	6,650	6,216
LB-UBS Commercial Mortgage Trust
0.175% due 11/15/2040 (a)	48,854	197
1.045% due 03/15/2036 (a)	2,408	5
5.347% due 11/15/2038	4,000	4,235
6.530% due 07/14/2016	13,988	14,008
Merrill Lynch Floating Trust
0.802% due 07/09/2021	7,998	7,726
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,156	997
Morgan Stanley Capital I
0.493% due 11/12/2041 (a)	34,007	342
0.911% due 04/15/2038 (a)	42,130	262
5.332% due 12/15/2043	11,950	12,678
Mortgage Equity Conversion Asset Trust
0.720% due 02/25/2042	618	590
0.750% due 01/25/2042	3,906	3,717
0.750% due 05/25/2042	19,375	18,656
0.770% due 10/25/2041	3,198	3,038
Structured Asset Mortgage Investments, Inc.
0.921% due 09/19/2032	113	101
Thornburg Mortgage Securities Trust
0.391% due 07/25/2036	3,419	3,364

Total Mortgage-Backed Securities (Cost $113,210)		115,388

ASSET-BACKED SECURITIES 4.1%
Amortizing Residential Collateral Trust
0.841% due 07/25/2032	19	17
Centex Home Equity
0.561% due 01/25/2032	28	24
Chase Issuance Trust
0.300% due 04/15/2013	698	698
4.260% due 05/15/2013	15,800	16,019
4.550% due 03/15/2013	7,139	7,150
CIT Group Home Equity Loan Trust
0.531% due 06/25/2033	24	22
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,344	1,040
Ford Credit Auto Owner Trust
1.680% due 06/15/2012	2,014	2,021
Home Equity Asset Trust
0.861% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.238% due 04/25/2038	4,785	4,807
Saxon Asset Securities Trust
0.781% due 08/25/2032	2	1
SLM Student Loan Trust
1.588% due 01/25/2018	4,780	4,918
1.788% due 04/25/2023	5,259	5,435
South Carolina Student Loan Corp.
0.846% due 03/01/2018	6,040	5,939
1.046% due 03/02/2020	8,400	8,343
1.296% due 09/03/2024	4,300	4,262
Structured Asset Securities Corp.
0.551% due 01/25/2033	65	60

Total Asset-Backed Securities (Cost $60,614)		60,758

SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS 1.5%
Barclays Capital, Inc.
0.250% due 01/03/2011	20,000	20,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $20,534. Repurchase proceeds are $20,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011	2,168	2,168
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $2,212. Repurchase proceeds are $2,168.)

		22,168

U.S. TREASURY BILLS 0.4%
0.149% due 01/06/2011 - 06/23/2011 (b)(d)	6,263	6,260

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.0%
	21,736	217

Total Short-Term Instruments (Cost $28,645)		28,645

Total Investments 159.3% (Cost $2,338,158)		$2,358,762
Other Assets and Liabilities (Net) (59.3%)		(877,950)

Net Assets 100.0%		$1,480,812

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $6,010 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $10,893 at a weighted average interest rate of 0.316%. On December 31, 2010, securities valued at $9,853 were pledged as collateral for reverse repurchase agreements.

(f)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Asset-Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(2)	Market Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$142	$0	$142

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(2)	Market Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.A.06-1 Index	JPM	(0.540%	)	07/25/2045	$2,262	$1,722	$294	$1,428
CMBX.NA.AAA.4 Index	CITI	(0.350%	)	02/17/2051	12,000	498	476	22
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051	11,000	457	1,210	(753)
CMBX.NA.AAA.4 Index	MSC	(0.350%	)	02/17/2051	15,000	623	1,120	(497)
CMBX.NA.AAA.4 Index	UBS	(0.350%	)	02/17/2051	13,000	539	1,430	(891)

						$3,839	$4,530	$(691)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	11/01/2040	$13,388	$12,698	$12,804
Fannie Mae	4.000%	02/01/2041	2,000	1,975	1,984
Fannie Mae	4.000%	12/01/2041	30,000	30,107	29,887
Fannie Mae	4.500%	01/01/2026	6,200	6,491	6,501
Fannie Mae	4.500%	02/01/2041	81,220	82,732	83,162
Fannie Mae	5.000%	01/01/2041	56,000	58,695	58,879
Fannie Mae	5.000%	02/01/2041	24,000	25,071	25,189
Fannie Mae	5.500%	01/01/2041	44,000	46,951	47,080
Fannie Mae	6.000%	01/01/2041	15,000	16,268	16,306
Ginnie Mae	3.500%	01/01/2041	3,000	2,799	2,889
Ginnie Mae	4.500%	01/01/2041	142,000	148,323	147,458

				$432,110	$432,139

(h)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 12/31/2010
Investments, at value
U.S. Government Agencies	$0	$1,923,839	$230,132	$2,153,971
Mortgage-Backed Securities	0	89,387	26,001	115,388
Asset-Backed Securities	0	60,758	0	60,758
Short-Term Instruments
Repurchase Agreements	0	22,168	0	22,168
U.S. Treasury Bills	0	6,260	0	6,260
PIMCO Short-Term Floating NAV Portfolio	217	0	0	217
	$217	$2,102,412	$256,133	$2,358,762
Short Sales, at value	$0	$(432,139)	$0	$(432,139)

Financial Derivative Instruments(7) - Assets
Credit Contracts	0	1,592	0	1,592
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(2,141)	0	(2,141)
Totals	$217	$1,669,724	$256,133	$1,926,074

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010
Investments, at value
U.S. Government Agencies	$229,581	$2,239	$(3,167)	$110	$157	$1,212	$0	$0	$230,132	$1,380
Mortgage-Backed Securities	25,611	1,215	(1,043)	45	70	103	0	0	26,001	134

	$255,192	$3,454	$(4,210)	$155	$227	$1,315	$0	$0	$256,133	$1,514

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO Government Money Market Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.0%
ASSET BACKED COMMERCIAL PAPER 4.4%
Straight-A Funding LLC
0.260% due 01/03/2011	$2,000	$2,000
0.260% due 01/05/2011	2,500	2,500

		4,500

GOVERNMENT AGENCY DEBT 23.2%
Federal Home Loan Bank
0.166% due 07/25/2011	5,000	4,998
0.540% due 05/24/2011	2,800	2,800
0.560% due 05/27/2011	1,100	1,100
Freddie Mac
0.340% due 04/07/2011	1,500	1,501
0.363% due 04/01/2011	5,300	5,302
General Electric Capital Corp.
0.382% due 03/11/2011 (b)	600	600
Goldman Sachs Group, Inc.
0.382% due 03/15/2011 (b)	200	200
1.625% due 07/15/2011 (b)	225	226
JPMorgan Chase & Co.
0.364% due 02/23/2011 (b)	100	100
0.420% due 04/01/2011 (b)	900	901
SunTrust Bank
3.000% due 11/16/2011 (b)	3,800	3,886
Wells Fargo & Co.
3.000% due 12/09/2011 (b)	1,700	1,742

		23,356

TREASURY DEBT 15.4%
U.S. Treasury Bills
0.144% due 02/03/2011 - 11/17/2011 (a)	15,510	15,499

TREASURY REPURCHASE AGREEMENTS 57.0%
Banc of America Securities LLC
0.280% due 01/03/2011	4,000	4,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $4,082. Repurchase proceeds are $4,000.)
Barclays Capital, Inc.
0.250% due 01/03/2011	9,500	9,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.375% due 05/15/2040 valued at $9,849. Repurchase proceeds are $9,500.)
BNP Paribas Bank
0.180% due 01/03/2011	9,500	9,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $9,735. Repurchase proceeds are $9,500.)
Citigroup Global Markets, Inc.
0.270% due 01/03/2011	4,000	4,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 0.750% due 11/30/2011 valued at $4,085. Repurchase proceeds are $4,000.)
Credit Suisse Securities (USA) LLC
0.280% due 01/03/2011	9,500	9,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $9,727. Repurchase proceeds are $9,500.)
Deutsche Bank AG
0.200% due 01/03/2011	9,500	9,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.375% due 05/15/2040 valued at $9,779. Repurchase proceeds are $9,500.)
JPMorgan Chase Bank N.A.
0.280% due 01/03/2011	6,600	6,600
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $6,789. Repurchase proceeds are $6,600.)
State Street Bank and Trust Co.
0.010% due 01/03/2011	844	844
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $864. Repurchase proceeds are $844.)
RBS Securities, Inc.
0.250% due 01/03/2011	4,000	4,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 5.000% due 05/15/2037 valued at $4,120. Repurchase proceeds are $4,000.)

		57,444

Total Short-Term Instruments (Cost $100,799)		100,799

Total Investments 100.0% (Cost $100,799)		$100,799
Other Assets and Liabilities (Net) (0.0%)		(11)

Net Assets 100.0%		$100,788

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(c)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Short-Term Instruments
Asset Backed Commercial Paper	$0	$4,500	$0	$4,500
Government Agency Debt	0	23,356	0	23,356
Treasury Debt	0	15,499	0	15,499
Treasury Repurchase Agreements	0	57,444	0	57,444

	$0	$100,799	$0	$100,799

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO High Yield Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.2%
American General Finance Corp.
7.250% due 04/21/2015		$29,450	$29,901
Cardinal Health, Inc.
2.511% due 04/10/2014		22,992	21,900
CIT Group, Inc.
6.250% due 08/11/2015		4,601	4,699
Community Health Systems, Inc.
2.549% due 07/25/2014		10,000	9,767
CSC Holdings LLC
10.500% due 08/01/2013		19,750	21,145
DaVita, Inc.
4.500% due 10/20/2016		21,000	21,227
Del Monte Corp.
2.500% due 12/30/2011		57,250	57,536
Dex Media West LLC
7.000% due 10/24/2014		605	553
Dex One Corp.
9.000% due 10/24/2014		2,283	1,810
First Data Corp.
3.011% due 09/24/2014		11,500	10,633
Goodman Global, Inc.
5.750% due 10/28/2016		8,000	8,054
Harrah’s Operating Co., Inc.
3.288% due 01/28/2015		10,798	9,783
3.303% due 01/28/2015		9	8
Ineos Group Holdings PLC
7.001% due 12/14/2012		1,596	1,642
Intelsat Ltd.
2.789% due 02/01/2014		20,750	19,453
5.250% due 04/03/2018		12,000	12,133
Local Insight Media
7.750% due 04/23/2015		3,875	1,405
Novelis, Inc.
5.000% due 12/14/2016		5,500	5,579
Nuveen Investments, Inc.
3.288% due 11/13/2014		2,371	2,261
3.289% due 11/13/2014		3,208	3,058
Texas Competitive Electric Holdings Co. LLC
3.764% due 10/10/2014		188,049	144,939
3.789% due 10/10/2014		480	370
Univision Communications, Inc.
2.511% due 09/29/2014		13,398	12,826
UPC Holding BV
4.542% due 12/30/2016	EUR	11,280	14,336
4.792% due 12/31/2017		8,136	10,357
Visant Corp.
1.000% due 12/22/2016		$188	190
7.000% due 12/22/2016		4,800	4,860
Vodafone Group PLC
6.875% due 08/11/2015		24,750	24,422

Total Bank Loan Obligations (Cost $463,494)			454,847

CORPORATE BONDS & NOTES 82.2%
BANKING & FINANCE 19.5%
Ally Financial, Inc.
2.496% due 12/01/2014		1,250	1,139
6.000% due 12/15/2011		2,000	2,060
6.250% due 12/01/2017		12,000	12,015
6.625% due 05/15/2012		5,325	5,545
6.750% due 12/01/2014		6,489	6,805
6.875% due 09/15/2011		1,200	1,239
6.875% due 08/28/2012		600	626
7.000% due 02/01/2012		11,030	11,387
7.250% due 03/02/2011		20,700	20,868
7.500% due 12/31/2013		19,582	21,198
7.500% due 09/15/2020		10,000	10,538
8.000% due 03/15/2020		20,000	21,900
8.000% due 11/01/2031		21,740	23,316
8.300% due 02/12/2015		12,500	13,781
American General Finance Corp.
4.875% due 07/15/2012		6,000	5,678
6.900% due 12/15/2017		8,200	6,662
American International Group, Inc.
0.404% due 03/20/2012		1,510	1,475
1.179% due 04/26/2011	EUR	30,400	40,367
4.000% due 09/20/2011		5,000	6,687
5.050% due 10/01/2015		$4,600	4,742
5.450% due 05/18/2017		7,385	7,498
5.750% due 03/15/2067	GBP	5,550	6,879
5.850% due 01/16/2018		$20,100	20,785
6.250% due 05/01/2036		4,500	4,346
8.175% due 05/15/2068		10,125	10,857
8.250% due 08/15/2018		60,325	69,700
8.625% due 05/22/2068	GBP	24,800	38,279
BAC Capital Trust VI
5.625% due 03/08/2035		$8,700	7,389
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	14,200	15,055
Bank of America Corp.
8.125% due 12/29/2049		$7,000	7,063
Bank of America Institutional Capital B
7.700% due 12/31/2026		426	429
Barclays Bank PLC
5.926% due 09/29/2049		4,550	4,095
6.860% due 09/29/2049		1,600	1,528
7.434% due 09/29/2049		6,750	6,666
14.000% due 11/29/2049	GBP	25,340	47,607
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		$15,950	16,668
C10 Capital SPV Ltd.
6.722% due 12/29/2049		5,000	3,539
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,000	10,314
Capital One Capital V
10.250% due 08/15/2039		7,725	8,314
CIT Group, Inc.
7.000% due 05/01/2013		16,194	16,558
7.000% due 05/01/2014		50,449	51,080
7.000% due 05/01/2015		53,397	53,664
7.000% due 05/01/2016		54,903	55,246
7.000% due 05/01/2017		28,027	28,167
Citigroup, Inc.
0.572% due 06/09/2016		16,800	15,011
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		66,000	85,556
Credit Agricole S.A.
7.589% due 01/29/2049	GBP	2,000	2,822
FCE Bank PLC
7.125% due 01/16/2012	EUR	3,000	4,129
7.125% due 01/15/2013		6,000	8,399
9.375% due 01/17/2014		7,950	11,859
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$15,000	15,548
6.625% due 08/15/2017		12,875	13,550
7.000% due 10/01/2013		118,233	118,255
7.000% due 04/15/2015		12,000	12,907
7.250% due 10/25/2011		210	217
7.375% due 02/01/2011		4,425	4,438
7.500% due 08/01/2012		3,425	3,643
7.800% due 06/01/2012		16,750	17,813
8.000% due 06/01/2014		26,550	29,272
8.000% due 12/15/2016		28,000	31,326
8.125% due 01/15/2020		13,450	15,674
8.700% due 10/01/2014		1,250	1,409
9.875% due 08/10/2011		5,000	5,205
12.000% due 05/15/2015		11,100	13,975
GMAC International Finance BV
7.500% due 04/21/2015	EUR	14,750	20,499
HBOS Capital Funding LP
6.071% due 06/29/2049		$1,000	825
6.461% due 11/29/2049	GBP	2,000	2,401
HBOS PLC
1.189% due 03/29/2016	EUR	1,000	1,158
6.000% due 11/01/2033		$5,000	3,738
6.750% due 05/21/2018		21,000	19,691
ILFC E-Capital Trust II
6.250% due 12/21/2065		52,490	41,205
Ineos Finance PLC
9.000% due 05/15/2015		9,000	9,619
9.250% due 05/15/2015	EUR	8,675	12,375
ING Groep NV
5.775% due 12/29/2049		$10,000	8,650
International Lease Finance Corp.
0.633% due 07/01/2011		1,000	984
1.425% due 08/15/2011	EUR	10,000	13,154
4.750% due 01/13/2012		$7,700	7,787
5.350% due 03/01/2012		4,250	4,308
5.400% due 02/15/2012		4,250	4,314
5.625% due 09/20/2013		13,000	13,130
5.650% due 06/01/2014		1,000	998
5.750% due 06/15/2011		20,750	20,958
5.875% due 05/01/2013		9,275	9,426
6.375% due 03/25/2013		8,000	8,240
6.625% due 11/15/2013		11,100	11,391
6.750% due 09/01/2016		23,625	25,338
7.125% due 09/01/2018		24,475	26,127
8.250% due 12/15/2020		7,100	7,322
8.625% due 09/15/2015		9,325	10,048
8.750% due 03/15/2017		17,185	18,474
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	10,000	12,561
JPMorgan Chase & Co.
7.900% due 04/29/2049		$20,000	21,331
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		1,000	1,006
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,000	1,009
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		1,000	999
LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	7,294	7,895
7.625% due 10/14/2020		425	497
7.867% due 12/17/2019	GBP	3,503	4,779
7.869% due 08/25/2020		8,825	12,108
7.875% due 11/01/2020		$4,625	4,232
8.500% due 12/29/2049		1,050	929
11.040% due 03/19/2020	GBP	4,445	7,069
LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	425	463
9.125% due 07/15/2020	GBP	2,500	3,605
15.000% due 12/21/2019		9,250	18,388
Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$52,300	12,225
3.151% due 04/04/2016 (a)		6,200	1,449
5.000% due 01/14/2011 (a)		9,000	2,126
6.625% due 01/18/2012 (a)		1,375	325
6.750% due 12/28/2017 (a)		19,425	11

6.875% due 05/02/2018 (a)		18,975	4,791
7.500% due 05/11/2038 (a)		14,175	8
Marina District Finance Co., Inc.
9.500% due 10/15/2015 (i)		3,850	3,802
9.875% due 08/15/2018 (i)		5,750	5,692
MCE Finance Ltd.
10.250% due 05/15/2018		5,000	5,756
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		11,350	11,450
NB Capital Trust IV
8.250% due 04/15/2027		1,265	1,290
NSG Holdings LLC
7.750% due 12/15/2025		39,255	36,703
Pacific Life Insurance Co.
9.250% due 06/15/2039		25,000	32,877
Petroleum Export II Ltd.
6.340% due 06/20/2011		5,991	5,976
Regions Financial Corp.
0.473% due 06/26/2012		19,300	18,269
7.375% due 12/10/2037		7,511	7,098
7.750% due 11/10/2014		14,400	14,988
Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		305	303
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		15,530	15,347
6.990% due 10/29/2049		16,050	12,439
7.648% due 08/29/2049		7,075	5,952
SLM Corp.
0.588% due 01/27/2014		4,575	4,124
1.356% due 06/17/2013	EUR	51,500	61,708
1.379% due 04/26/2011		3,500	4,666
2.750% due 03/15/2011	CHF	4,220	4,516
5.000% due 04/15/2015		$2,000	1,929
5.000% due 06/15/2018		1,000	851
5.050% due 11/14/2014		1,750	1,674
5.125% due 08/27/2012		7,608	7,769
5.375% due 05/15/2014		5,000	5,028
8.000% due 03/25/2020		11,150	11,323
8.450% due 06/15/2018		30,000	31,224
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		6,100	7,098
Societe Generale
5.922% due 04/29/2049		17,270	15,273
Tenneco, Inc.
8.125% due 11/15/2015		3,140	3,344
UBS Preferred Funding Trust V
6.243% due 05/29/2049		10,250	9,942
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	24,500	34,540
USB Capital IX
6.189% due 10/29/2049		$2,000	1,560
Ventas Realty LP
6.500% due 06/01/2016		9,165	9,542
6.750% due 04/01/2017		17,975	18,858
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		10,450	11,051
Wachovia Capital Trust III
5.800% due 03/29/2049		3,000	2,614
Wells Fargo & Co.
7.980% due 03/29/2049		15,465	16,393
Wells Fargo Capital XV
9.750% due 09/29/2049		35,000	39,112
Wilmington Trust Co.
10.732% due 01/01/2013		2,253	2,313
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		18,500	18,870
11.750% due 07/15/2017		39,392	44,611
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	25,000	34,577

			2,123,180

INDUSTRIALS 52.7%
Accellent, Inc.
8.375% due 02/01/2017		$5,000	5,150
Actuant Corp.
6.875% due 06/15/2017		5,000	5,138
Affinion Group, Inc.
7.875% due 12/15/2018		20,000	19,600
Alcoa, Inc.
5.950% due 02/01/2037		7,425	6,981
Alere, Inc.
8.625% due 10/01/2018		20,000	20,350
Alliant Techsystems, Inc.
6.875% due 09/15/2020		9,700	10,027
Allison Transmission, Inc.
11.000% due 11/01/2015		15,500	16,972
American Airlines Pass-Through Trust
7.858% due 04/01/2013		28,850	30,004
American Airlines Pass-Through Trust
8.608% due 10/01/2012		1,645	1,661
American Renal Holdings
8.375% due 05/15/2018		6,415	6,607
American Stores Co.
7.100% due 03/20/2028		1,034	791
7.900% due 05/01/2017		3,960	3,742
8.000% due 06/01/2026		30,835	26,518
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	8,138
AmeriGas Partners LP
7.125% due 05/20/2016		30,960	32,198
7.250% due 05/20/2015		19,695	20,335
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		15,300	16,142
Anadarko Petroleum Corp.
6.200% due 03/15/2040		5,750	5,632
6.450% due 09/15/2036		19,975	19,985
Antero Resources Finance Corp.
9.375% due 12/01/2017		6,000	6,308
ARAMARK Corp.
3.787% due 02/01/2015		16,850	16,555
5.000% due 06/01/2012		905	919
8.500% due 02/01/2015		12,755	13,393
Arch Coal, Inc.
7.250% due 10/01/2020		7,400	7,844
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	14,300	19,300
9.125% due 10/15/2020		$5,975	6,244
9.250% due 10/15/2020	EUR	2,525	3,475
Armored Autogroup, Inc.
9.250% due 11/01/2018		$9,000	8,978
ArvinMeritor, Inc.
8.125% due 09/15/2015		23,165	24,352
8.750% due 03/01/2012		6,750	7,290
Associated Materials LLC
9.125% due 11/01/2017		22,500	23,569
AutoNation, Inc.
6.750% due 04/15/2018		6,400	6,640
Aviation Capital Group
7.125% due 10/15/2020		22,250	22,702
B&G Foods, Inc.
7.625% due 01/15/2018		7,000	7,385
Ball Corp.
6.750% due 09/15/2020		8,550	9,020
Bausch & Lomb, Inc.
9.875% due 11/01/2015		13,500	14,512
BE Aerospace, Inc.
6.875% due 10/01/2020		12,250	12,709
Berry Petroleum Co.
6.750% due 11/01/2020		1,500	1,511
10.250% due 06/01/2014		5,700	6,569
Berry Plastics Corp.
4.176% due 09/15/2014		2,280	2,098
5.039% due 02/15/2015		17,870	17,334
9.500% due 05/15/2018		13,400	13,500
9.750% due 01/15/2021		26,000	25,870
Biomet, Inc.
10.000% due 10/15/2017		28,677	31,473
10.375% due 10/15/2017 (c)		29,175	32,020
11.625% due 10/15/2017		91,367	101,417
Bombardier, Inc.
7.250% due 11/15/2016	EUR	11,625	16,467
7.500% due 03/15/2018		$18,725	20,176
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		8,800	8,954
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,250	5,552
6.875% due 01/15/2020		16,095	17,222
Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		9,000	9,338
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (a)(h)		2,650	775
Building Materials Corp. of America
7.500% due 03/15/2020		8,750	8,947
Cablevision Systems Corp.
7.750% due 04/15/2018		5,175	5,447
8.000% due 04/15/2020		3,100	3,332
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		36,525	33,512
11.250% due 06/01/2017		21,750	24,578
Capella Healthcare, Inc.
9.250% due 07/01/2017		14,575	15,486
Case New Holland, Inc.
7.875% due 12/01/2017		20,800	22,828
Catalent Pharma Solutions, Inc.
9.750% due 04/15/2017	EUR	5,250	7,016
CC Holdings GS V LLC
7.750% due 05/01/2017		$16,775	18,411
CCO Holdings LLC
7.875% due 04/30/2018		9,000	9,360
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		8,900	9,212
CF Industries, Inc.
6.875% due 05/01/2018		8,000	8,580
7.125% due 05/01/2020		10,205	11,200
Chart Industries, Inc.
9.125% due 10/15/2015		9,165	9,486
Charter Communications Operating LLC
10.875% due 09/15/2014		2,000	2,245
Chemtura Corp.
7.875% due 09/01/2018		11,750	12,514
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	7,025	9,493
7.250% due 12/15/2018		$16,825	17,498
7.625% due 07/15/2013		2,850	3,103
9.500% due 02/15/2015		70,470	79,807
Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		15,060	15,399
7.750% due 05/15/2017		20,000	20,600
9.500% due 05/15/2016		15,925	17,438

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		49,100	53,868
Clearwater Paper Corp.
7.125% due 11/01/2018		4,925	5,110
Coffeyville Resources LLC
9.000% due 04/01/2015		3,645	3,918
Cognis GmbH
9.500% due 05/15/2014	EUR	7,200	10,018
Community Health Systems, Inc.
8.875% due 07/15/2015		$49,537	52,138
Concho Resources, Inc.
7.000% due 01/15/2021		10,350	10,635
Consol Energy, Inc.
8.000% due 04/01/2017		23,025	24,637
8.250% due 04/01/2020		18,425	19,991
Constellation Brands, Inc.
7.250% due 05/15/2017		9,350	9,946
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	18,025	24,719
7.500% due 09/15/2017		5,150	7,169
8.500% due 07/15/2015		5,650	8,248
Continental Airlines Pass-Through Trust
7.566% due 09/15/2021		$1,703	1,712
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		888	886
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		7,880	7,839
Continental Resources, Inc.
7.125% due 04/01/2021		3,150	3,323
7.375% due 10/01/2020		4,500	4,792
8.250% due 10/01/2019		2,904	3,238
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		16,000	17,040
Cott Beverages, Inc.
8.125% due 09/01/2018		10,000	10,825
Crown Americas LLC
7.750% due 11/15/2015		15,885	16,600
Crown Castle International Corp.
7.125% due 11/01/2019		3,845	4,085
9.000% due 01/15/2015		1,750	1,938
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	2,975	4,164
CSC Holdings LLC
7.625% due 04/01/2011		$38,645	39,225
7.625% due 07/15/2018		37,248	40,600
7.875% due 02/15/2018		15,175	16,958
8.500% due 04/15/2014		4,425	4,884
8.500% due 06/15/2015		13,945	15,200
8.625% due 02/15/2019		6,950	7,888
DaVita, Inc.
6.375% due 11/01/2018		12,500	12,469
6.625% due 11/01/2020		19,000	18,858
Delta Air Lines Pass-Through Trust
7.779% due 07/02/2013		1,988	1,995
Denbury Resources, Inc.
8.250% due 02/15/2020		15,547	16,946
9.750% due 03/01/2016		700	784
Digicel Group Ltd.
8.875% due 01/15/2015		750	761
10.500% due 04/15/2018		11,275	12,459
Digicel Ltd.
8.250% due 09/01/2017		41,100	42,333
DISH DBS Corp.
6.625% due 10/01/2014		4,440	4,618
7.000% due 10/01/2013		14,730	15,798
7.125% due 02/01/2016		86,519	89,763
7.750% due 05/31/2015		5,290	5,647
7.875% due 09/01/2019		8,000	8,400
Diversey, Inc.
8.250% due 11/15/2019		10,035	10,938
DJO Finance LLC
9.750% due 10/15/2017		5,750	5,951
Dynegy Holdings, Inc.
7.125% due 05/15/2018		2,575	1,648
7.625% due 10/15/2026		3,985	2,371
Dynegy Roseton
7.670% due 11/08/2016		16,535	15,543
El Paso Corp.
6.875% due 06/15/2014		1,825	1,948
6.950% due 06/01/2028		275	255
7.000% due 06/15/2017		28,420	30,134
7.250% due 06/01/2018		8,050	8,658
7.420% due 02/15/2037		1,860	1,761
7.750% due 01/15/2032		59,265	59,249
7.800% due 08/01/2031		44,706	44,695
8.050% due 10/15/2030		3,683	3,755
Energy Transfer Equity LP
7.500% due 10/15/2020		20,900	21,632
Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	5,028
8.375% due 08/01/2066		58,156	62,515
Equinix, Inc.
8.125% due 03/01/2018		7,500	7,875
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		47,803	50,432
Fidelity National Information Services, Inc.
7.625% due 07/15/2017		7,685	8,127
First Data Corp.
8.250% due 01/15/2021		10,924	10,542
9.875% due 09/24/2015		766	733
12.625% due 01/15/2021		3,424	3,287
FMG Resources August 2006 Pty Ltd.
6.875% due 02/01/2018		3,500	3,500
FMG Resources Pty Ltd.
7.000% due 11/01/2015		7,825	8,060
Ford Motor Co.
6.375% due 02/01/2029		400	383
7.125% due 11/15/2025		8,000	8,000
7.500% due 08/01/2026		12,625	12,814
9.215% due 09/15/2021		1,500	1,694
Forest Oil Corp.
7.250% due 06/15/2019		17,700	18,054
8.500% due 02/15/2014		4,700	5,158
Frac Tech Services LLC
7.125% due 11/15/2018		6,725	6,843
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		45,455	50,346
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		24,550	25,102
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		8,300	9,545
Gateway Casinos & Entertainment Ltd.
8.875% due 11/15/2017	CAD	11,900	12,347
Georgia-Pacific LLC
5.400% due 11/01/2020		$13,650	13,521
7.000% due 01/15/2015		3,255	3,393
7.125% due 01/15/2017		9,505	10,170
7.250% due 06/01/2028		13,550	14,736
7.375% due 12/01/2025		28,210	30,608
7.700% due 06/15/2015		1,770	2,036
8.000% due 01/15/2024		76,715	88,030
8.250% due 05/01/2016		21,970	24,908
8.875% due 05/15/2031		4,550	5,619
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		17,750	18,460
10.500% due 05/15/2016		4,250	4,866
Graham Packaging Co. LP
8.250% due 01/01/2017		21,245	22,201
8.250% due 10/01/2018		2,000	2,110
9.875% due 10/15/2014		15,650	16,276
Graphic Packaging International, Inc.
7.875% due 10/01/2018		9,750	10,262
Grohe Holding GmbH
3.860% due 01/15/2014	EUR	4,000	5,198
Harvest Operations Corp.
6.875% due 10/01/2017		$9,425	9,755
HCA Holdings, Inc.
7.750% due 05/15/2021		16,000	16,040
HCA, Inc.
7.190% due 11/15/2015		17,217	16,916
7.250% due 09/15/2020		17,100	17,955
7.875% due 02/15/2020		1,420	1,526
8.360% due 04/15/2024		1,000	988
8.500% due 04/15/2019		23,925	26,318
9.000% due 12/15/2014		3,246	3,408
9.125% due 11/15/2014		29,000	30,486
9.250% due 11/15/2016		145,890	156,011
9.625% due 11/15/2016 (c)		16,200	17,395
9.875% due 02/15/2017		7,625	8,426
HeidelbergCement Finance BV
7.500% due 04/03/2020	EUR	4,500	6,239
Hertz Corp.
7.375% due 01/15/2021		$16,200	16,443
7.875% due 01/01/2014	EUR	2,500	3,391
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$27,000	28,991
9.000% due 11/15/2020		21,000	22,260
Huntsman International LLC
8.625% due 03/15/2021		16,000	17,360
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	12,600	15,154
8.500% due 02/15/2016		$14,005	13,410
Insight Communications Co., Inc.
9.375% due 07/15/2018		21,700	23,219
Intelsat Corp.
9.250% due 08/15/2014		4,085	4,228
9.250% due 06/15/2016		1,205	1,307
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		27,325	27,735
8.500% due 11/01/2019		12,920	14,115
9.250% due 06/15/2016		2,233	2,423
9.500% due 06/15/2016		28,587	30,302
11.250% due 06/15/2016		6,250	6,766
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		13,400	14,673
11.500% due 02/04/2017 (c)		25,371	28,162
Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		200	206
Interactive Data Corp.
10.250% due 08/01/2018		17,590	19,349
Intergen NV
9.000% due 06/30/2017		33,753	35,947
Interline Brands, Inc.
7.000% due 11/15/2018		4,050	4,131
inVentiv Health, Inc.
10.000% due 08/15/2018		9,000	9,045

Jarden Corp.
7.500% due 05/01/2017		3,066	3,246
7.500% due 01/15/2020		10,250	10,737
7.500% due 01/15/2020	EUR	7,450	10,254
8.000% due 05/01/2016		$4,250	4,648
JC Penney Corp., Inc.
7.125% due 11/15/2023		11,425	11,853
JDA Software Group, Inc.
8.000% due 12/15/2014		10,000	10,825
JET Equipment Trust
7.630% due 02/15/2015 (a)		514	6
10.000% due 12/15/2013 (a)		1,043	721
KCS Energy, Inc.
7.125% due 04/01/2012		5,288	5,314
Kerling PLC
10.625% due 02/01/2017	EUR	5,000	7,249
Lear Corp.
7.875% due 03/15/2018		$7,425	7,982
Legrand France S.A.
8.500% due 02/15/2025		9,525	11,173
Lender Processing Services, Inc.
8.125% due 07/01/2016		3,629	3,738
Limited Brands, Inc.
7.000% due 05/01/2020		4,975	5,274
Linn Energy LLC
7.750% due 02/01/2021		10,000	10,300
8.625% due 04/15/2020		16,700	18,078
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		6,222	6,331
Lyondell Chemical Co.
8.000% due 11/01/2017		34,925	38,723
11.000% due 05/01/2018		38,900	44,249
M&G Finance Luxembourg S.A.
7.500% due 03/29/2049	EUR	5,000	2,689
MarkWest Energy Partners LP
6.750% due 11/01/2020		$6,650	6,683
McClatchy Co.
11.500% due 02/15/2017		10,325	11,654
McJunkin Red Man Corp.
9.500% due 12/15/2016		11,225	10,664
MGM Resorts International
6.625% due 07/15/2015		5,000	4,606
6.875% due 04/01/2016 (i)		9,085	8,142
7.500% due 06/01/2016		12,000	11,280
7.625% due 01/15/2017		3,450	3,243
9.000% due 03/15/2020		11,275	12,459
10.000% due 11/01/2016		2,000	2,060
10.375% due 05/15/2014		8,250	9,302
11.125% due 11/15/2017		17,375	20,068
Michael Foods, Inc.
9.750% due 07/15/2018		27,550	30,236
Michaels Stores, Inc.
7.750% due 11/01/2018		23,500	23,559
Mueller Water Products, Inc.
8.750% due 09/01/2020		8,225	9,130
Multiplan, Inc.
9.875% due 09/01/2018		13,390	14,260
Mylan, Inc.
7.625% due 07/15/2017		11,500	12,291
7.875% due 07/15/2020		19,500	21,109
Nalco Co.
6.625% due 01/15/2019		15,050	15,464
8.875% due 11/15/2013		14,232	14,526
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	4,500	5,728
NBTY, Inc.
9.000% due 10/01/2018		$12,000	12,870
New Albertson’s, Inc.
6.570% due 02/23/2028		500	367
7.450% due 08/01/2029		15,900	12,004
7.750% due 06/15/2026		1,540	1,194
Newfield Exploration Co.
6.625% due 09/01/2014		2,550	2,614
6.625% due 04/15/2016		250	258
6.875% due 02/01/2020		23,650	25,010
7.125% due 05/15/2018		10,125	10,707
NFR Energy LLC
9.750% due 02/15/2017		21,400	21,240
Nielsen Finance LLC
0.000% due 08/01/2016 (e)		10,381	10,952
7.750% due 10/15/2018		31,000	32,240
11.500% due 05/01/2016		12,154	14,099
Northwest Airlines 2001-1 Class B Pass-Through Trust
7.691% due 10/01/2018		5,352	5,459
Novasep Holding SAS
9.750% due 12/15/2016		16,600	11,786
Novelis, Inc.
8.375% due 12/15/2017		40,750	42,380
8.750% due 12/15/2020		42,500	44,306
NXP BV
3.039% due 10/15/2013		13,700	13,546
3.735% due 10/15/2013	EUR	3,000	3,889
7.875% due 10/15/2014		$6,500	6,792
8.625% due 10/15/2015	EUR	1,000	1,383
9.500% due 10/15/2015		$3,000	3,218
9.750% due 08/01/2018		6,100	6,893
OI European Group BV
6.875% due 03/31/2017	EUR	3,725	5,202
OPTI Canada, Inc.
7.875% due 12/15/2014		$5,375	3,823
8.250% due 12/15/2014		19,305	13,851
Oshkosh Corp.
8.250% due 03/01/2017		3,000	3,278
8.500% due 03/01/2020		2,675	2,949
Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014		1,575	1,610
OXEA Finance
9.500% due 07/15/2017		13,450	14,644
9.625% due 07/15/2017	EUR	11,000	16,390
Peabody Energy Corp.
6.500% due 09/15/2020		$5,000	5,362
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		6,000	6,210
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		12,500	13,234
Petrohawk Energy Corp.
7.250% due 08/15/2018		24,500	24,868
PHH Corp.
9.250% due 03/01/2016		5,850	6,201
Phillips-Van Heusen Corp.
7.375% due 05/15/2020		13,975	14,918
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		16,975	16,975
Pinafore LLC
9.000% due 10/01/2018		24,225	26,284
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		47,450	48,755
9.250% due 04/01/2015		1,500	1,569
Plains Exploration & Production Co.
7.000% due 03/15/2017		2,500	2,581
7.625% due 04/01/2020		23,105	24,462
8.625% due 10/15/2019		2,000	2,200
Polypore International, Inc.
7.500% due 11/15/2017		7,500	7,688
Precision Drilling Corp.
6.625% due 11/15/2020		7,200	7,344
Quebecor Media, Inc.
7.750% due 03/15/2016		63,232	65,603
Quicksilver Resources, Inc.
9.125% due 08/15/2019		2,175	2,398
11.750% due 01/01/2016		23,225	27,173
Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)		16,741	17,201
QVC, Inc.
7.125% due 04/15/2017		8,825	9,288
7.375% due 10/15/2020		2,980	3,136
7.500% due 10/01/2019		8,045	8,508
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		15,750	15,789
Rain CII Carbon LLC
8.000% due 12/01/2018		10,750	11,072
Rainbow National Services LLC
8.750% due 09/01/2012		400	403
Range Resources Corp.
6.750% due 08/01/2020		15,075	15,621
7.250% due 05/01/2018		175	186
7.500% due 10/01/2017		100	106
RBS Global, Inc.
8.500% due 05/01/2018		57,000	60,848
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		21,250	21,728
7.750% due 10/15/2016		12,000	12,750
7.750% due 10/15/2016	EUR	2,000	2,806
8.000% due 12/15/2016		14,150	19,027
8.500% due 05/15/2018		$41,605	42,021
9.000% due 04/15/2019		20,750	21,606
Rhodia S.A.
6.875% due 09/15/2020		11,250	11,461
Roadhouse Financing, Inc.
10.750% due 10/15/2017		13,400	14,539
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		11,295	11,634
7.625% due 11/15/2014	EUR	5,650	7,739
Roofing Supply Group LLC
8.625% due 12/01/2017		$7,450	7,711
Sally Holdings LLC
10.500% due 11/15/2016		5,765	6,385
SandRidge Energy, Inc.
3.928% due 04/01/2014		2,000	1,863
8.625% due 04/01/2015 (c)		49,945	51,381
9.875% due 05/15/2016		105	112
Scientific Games Corp.
8.125% due 09/15/2018		3,950	3,999
Scientific Games International, Inc.
9.250% due 06/15/2019		4,000	4,150
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,457
7.250% due 01/15/2018		3,150	3,323
Seagate HDD Cayman
6.875% due 05/01/2020		3,000	2,880
7.750% due 12/15/2018		5,175	5,266
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		4,625	4,798
Seneca Gaming Corp.
8.250% due 12/01/2018		7,750	7,808
Sensata Technologies BV
8.000% due 05/01/2014		27,373	28,879
Sheraton Holding Corp.
7.375% due 11/15/2015		400	452

Simmons Foods, Inc.
10.500% due 11/01/2017		8,500	9,116
Smithfield Foods, Inc.
7.750% due 07/01/2017		16,762	17,516
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,700
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	5,194
Sonat, Inc.
7.000% due 02/01/2018		7,109	7,485
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		26,500	29,150
SPX Corp.
6.875% due 09/01/2017		13,675	14,598
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014		3,950	4,503
Steel Dynamics, Inc.
7.375% due 11/01/2012		500	530
7.625% due 03/15/2020		4,000	4,300
7.750% due 04/15/2016		2,275	2,406
Suburban Propane Partners LP
7.375% due 03/15/2020		3,950	4,236
SunGard Data Systems, Inc.
7.375% due 11/15/2018		20,546	20,751
7.625% due 11/15/2020		17,400	17,704
10.625% due 05/15/2015		11,675	12,930
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	3,525	4,958
Sunrise Communications International S.A.
7.000% due 12/31/2017	CHF	7,750	8,682
7.000% due 12/31/2017	EUR	2,675	3,744
SUPERVALU, Inc.
8.000% due 05/01/2016		$8,625	8,302
Teck Resources Ltd.
9.750% due 05/15/2014		3,705	4,640
10.250% due 05/15/2016		7,626	9,447
10.750% due 05/15/2019		54,975	71,573
Tenet Healthcare Corp.
8.000% due 08/01/2020		12,000	12,210
8.875% due 07/01/2019		13,000	14,755
10.000% due 05/01/2018		3,750	4,388
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)		10,000	10,006
Texas Industries, Inc.
9.250% due 08/15/2020		5,800	6,192
Thermon Industries, Inc.
9.500% due 05/01/2017		5,000	5,350
Trans Union LLC
11.375% due 06/15/2018		8,425	9,647
TransDigm, Inc.
7.750% due 12/15/2018		45,000	46,800
Transocean, Inc.
6.500% due 11/15/2020		8,650	9,201
Travelport LLC
9.000% due 03/01/2016		6,400	6,232
11.875% due 09/01/2016		15,336	15,144
TreeHouse Foods, Inc.
7.750% due 03/01/2018		10,000	10,863
Trinidad Drilling Ltd.
7.875% due 01/15/2019		5,425	5,506
Triumph Group, Inc.
8.625% due 07/15/2018		17,175	18,850
TRW Automotive, Inc.
7.000% due 03/15/2014		27,250	29,294
7.250% due 03/15/2017		18,000	19,485
UAL Pass-Through Trust
9.750% due 01/15/2017		30,646	35,242
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,800	2,559
Universal City Development Partners Ltd.
8.875% due 11/15/2015		$7,600	8,113
10.875% due 11/15/2016		6,500	7,134
Univision Communications, Inc.
7.875% due 11/01/2020		13,905	14,670
8.500% due 05/15/2021		9,750	9,921
UPC Holding BV
8.000% due 11/01/2016	EUR	5,750	8,029
8.375% due 08/15/2020		17,250	23,930
9.750% due 04/15/2018		10,273	14,860
Valeant Pharmaceuticals International
6.750% due 10/01/2017		$5,975	5,960
6.875% due 12/01/2018		5,500	5,486
7.000% due 10/01/2020		28,595	28,309
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		30,400	31,258
Vertellus Specialties, Inc.
9.375% due 10/01/2015		9,725	10,333
Videotron Ltee
9.125% due 04/15/2018		2,775	3,108
Visant Corp.
10.000% due 10/01/2017		17,325	18,451
VWR Funding, Inc.
10.250% due 07/15/2015 (c)		12,000	12,660
Warner Chilcott Co. LLC
7.750% due 09/15/2018		42,775	43,417
Whiting Petroleum Corp.
6.500% due 10/01/2018		8,500	8,628
Windstream Corp.
7.000% due 03/15/2019		150	149
7.750% due 10/15/2020		10,000	10,350
7.875% due 11/01/2017		2,500	2,641
8.125% due 08/01/2013		280	309
8.625% due 08/01/2016		65,485	69,250
WMG Acquisition Corp.
9.500% due 06/15/2016		25,005	26,943
Wynn Las Vegas LLC
7.750% due 08/15/2020		15,200	16,530
Ziggo Finance BV
6.125% due 11/15/2017	EUR	10,750	14,293

			5,718,243

UTILITIES 10.0%
AES Corp.
7.750% due 03/01/2014		$4,890	5,245
7.750% due 10/15/2015		3,589	3,849
8.000% due 10/15/2017		12,630	13,419
8.000% due 06/01/2020		9,270	9,873
8.875% due 02/15/2011		4,125	4,151
9.750% due 04/15/2016		18,900	21,215
AES Ironwood LLC
8.857% due 11/30/2025		48,201	48,201
AES Red Oak LLC
8.540% due 11/30/2019		24,835	24,835
9.200% due 11/30/2029		3,795	3,729
Calpine Corp.
7.500% due 02/15/2021		26,925	26,656
7.875% due 07/31/2020		29,000	29,508
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,590
CMS Energy Corp.
8.750% due 06/15/2019		5,375	6,349
Covanta Holding Corp.
7.250% due 12/01/2020		7,800	7,947
Dominion Resources, Inc.
6.300% due 09/30/2066		13,200	12,872
Energy Future Holdings Corp.
10.000% due 01/15/2020		5,000	5,169
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		975	988
10.000% due 12/01/2020		1,000	1,036
Expro Finance Luxembourg SCA
8.500% due 12/15/2016		17,250	16,560
Frontier Communications Corp.
6.625% due 03/15/2015		5,725	6,011
7.000% due 11/01/2025		1,650	1,543
7.125% due 03/15/2019		39,995	41,295
7.450% due 07/01/2035		6,539	5,820
7.875% due 04/15/2015		8,275	9,082
7.875% due 01/15/2027		1,875	1,809
8.250% due 05/01/2014		8,475	9,428
8.250% due 04/15/2017		5,000	5,512
8.500% due 04/15/2020		4,875	5,350
9.000% due 08/15/2031		25,060	25,874
GenOn Energy, Inc.
7.875% due 06/15/2017		2,000	1,950
Homer City Funding LLC
8.734% due 10/01/2026		11,304	10,456
Inergy LP
7.000% due 10/01/2018		8,500	8,606
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		9,410	10,092
8.625% due 11/14/2011		1,010	1,053
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		41,800	42,532
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		6,200	5,921
Midwest Generation LLC
8.560% due 01/02/2016		51,838	52,357
NRG Energy, Inc.
7.250% due 02/01/2014		20,200	20,654
7.375% due 02/01/2016		32,835	33,738
7.375% due 01/15/2017		44,380	45,822
8.250% due 09/01/2020		33,250	34,248
NV Energy, Inc.
6.750% due 08/15/2017		1,905	1,975
Penn Virginia Corp.
10.375% due 06/15/2016		6,950	7,784
Qwest Communications International, Inc.
7.500% due 02/15/2014		88,367	89,913
Qwest Corp.
7.200% due 11/10/2026		10,026	9,825
7.500% due 06/15/2023		17,606	17,562
7.875% due 09/01/2011		3,850	3,975
8.375% due 05/01/2016		3,225	3,838
8.875% due 03/15/2012		16,500	17,882
Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% due 07/02/2026		1,505	1,607
Sithe Independence Funding Corp.
9.000% due 12/30/2013		5,081	5,273
Sprint Capital Corp.
6.875% due 11/15/2028		870	766
6.900% due 05/01/2019		89,835	89,161
7.625% due 01/30/2011		9,794	9,831
8.375% due 03/15/2012		22,760	24,182
8.750% due 03/15/2032		32,110	32,592
Sprint Nextel Corp.
6.000% due 12/01/2016		41,210	40,025
8.375% due 08/15/2017		200	216

Telesat LLC
11.000% due 11/01/2015		34,411	38,798
12.500% due 11/01/2017		6,200	7,332
Tenaska Alabama Partners LP
7.000% due 06/30/2021		26,876	28,757
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		6,475	6,912
Virgin Media Finance PLC
9.500% due 08/15/2016		20,000	22,700
Wilmington Trust Co.—Tucson Electric
10.732% due 01/01/2013 (k)		3,085	3,162

			1,086,413

Total Corporate Bonds & Notes (Cost $8,324,351)			8,927,836

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Chesapeake Energy Corp.
2.250% due 12/15/2038		25,575	20,044
Transocean, Inc.
1.500% due 12/15/2037		15,000	14,588
Wright Medical Group, Inc.
2.625% due 12/01/2014		6,000	5,678

Total Convertible Bonds & Notes (Cost $36,776)			40,310

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012		325	326
9.750% due 09/01/2017		1,160	1,201
9.750% due 09/01/2022		1,375	1,350
9.750% due 09/01/2027		2,170	2,012
9.750% due 09/01/2032		3,480	3,108
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013		1,135	1,120
7.490% due 11/01/2018		1,435	1,426
7.740% due 11/01/2021		1,885	1,783

			12,326

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	161

Total Municipal Bonds & Notes (Cost $12,575)			12,487

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/15/2014		200	224

Total U.S. Government Agencies (Cost $226)			224

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
1.750% due 07/31/2015 (g)		49,600	49,449

Total U.S. Treasury Obligations (Cost $50,976)			49,449

MORTGAGE-BACKED SECURITIES 2.5%
Adjustable Rate Mortgage Trust
3.021% due 10/25/2035		2,896	2,067
American Home Mortgage Assets
0.451% due 05/25/2046		2,856	1,692
0.451% due 09/25/2046		1,204	666
0.471% due 10/25/2046		3,548	1,949
1.028% due 02/25/2047		1,288	645
1.248% due 11/25/2046		21,240	10,551
6.250% due 06/25/2037		8,695	5,163
American Home Mortgage Investment Trust
1.957% due 09/25/2045		958	839
Banc of America Alternative Loan Trust
0.661% due 05/25/2035		1,835	1,371
Banc of America Funding Corp.
5.319% due 11/20/2035		577	418
Banc of America Large Loan, Inc.
1.010% due 08/15/2029		25,000	20,751
Banc of America Mortgage Securities, Inc.
5.356% due 02/25/2036		417	333
BCAP LLC Trust
0.431% due 01/25/2037		1,690	967
Bear Stearns Adjustable Rate Mortgage Trust
4.944% due 01/25/2035		315	296
5.691% due 02/25/2036		444	317
Bear Stearns Alt-A Trust
0.481% due 12/25/2046 (a)		52	1
2.801% due 01/25/2035		84	68
5.091% due 11/25/2036		7,452	5,204
Chase Mortgage Finance Corp.
5.373% due 03/25/2037		1,074	899
Citigroup Mortgage Loan Trust, Inc.
3.059% due 03/25/2034		217	216
5.549% due 07/25/2046		900	634
5.873% due 09/25/2037		5,855	4,255
Countrywide Alternative Loan Trust
0.431% due 01/25/2037		671	400
0.451% due 09/25/2046		2,541	1,543
0.456% due 12/20/2046		10,003	5,268
0.471% due 03/20/2046		648	375
0.471% due 07/20/2046		3,327	1,562
0.471% due 07/25/2046		560	336
0.491% due 08/25/2046		1,154	226
0.511% due 09/25/2046		700	138
0.511% due 10/25/2046		408	151
0.521% due 07/25/2035		305	194
0.531% due 05/25/2036		446	92
0.591% due 11/20/2035		1,377	850
0.631% due 02/25/2037		24,036	8,249
1.031% due 11/25/2035		760	449
1.328% due 12/25/2035		3,428	2,208
5.305% due 10/25/2035		390	329
5.500% due 11/25/2035		6,369	4,874
5.591% due 10/25/2035		1,513	1,046
5.724% due 02/25/2037		2,538	1,873
5.750% due 03/25/2037		500	370
6.000% due 01/25/2037		721	525
6.500% due 11/25/2037		1,104	868
6.889% due 07/25/2036 (b)		26,638	5,206
Countrywide Home Loan Mortgage Pass-Through Trust
0.561% due 04/25/2046		629	166
5.030% due 02/25/2047		476	294
5.185% due 03/25/2037		466	287
5.388% due 02/20/2036		561	432
5.487% due 04/20/2036		460	370
5.837% due 09/25/2047		602	448
Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021 (a)		86	72
Deutsche ALT-A Securities, Inc.
5.299% due 10/25/2035		410	315
5.869% due 10/25/2036		636	400
5.886% due 10/25/2036		636	385
Downey Savings & Loan Association Mortgage Loan Trust
0.511% due 03/19/2045		434	310
0.581% due 07/19/2045		414	105
EMF-NL
1.987% due 07/17/2041	EUR	12,467	14,202
First Horizon Alternative Mortgage Securities
2.550% due 10/25/2034		$94	83
2.570% due 09/25/2035		88	65
6.000% due 05/25/2036		2,748	2,216
Greenpoint Mortgage Funding Trust
0.461% due 10/25/2046		780	202
0.461% due 12/25/2046		600	140
0.531% due 04/25/2036		546	118
GSR Mortgage Loan Trust
0.521% due 08/25/2046		638	137
2.868% due 04/25/2035		62	55
2.964% due 01/25/2036		1,211	951
5.750% due 03/25/2036		6,421	5,705
Harborview Mortgage Loan Trust
0.441% due 07/19/2046		2,710	1,674
0.451% due 07/21/2036		706	489
0.451% due 01/19/2038		368	248
0.461% due 09/19/2046		1,312	820
0.501% due 03/19/2036		12,014	7,446
1.178% due 12/19/2036		3,439	1,882
5.518% due 08/19/2036		559	457
5.750% due 08/19/2036		5,130	3,293
Impac CMB Trust
1.001% due 11/25/2034		57	51
Indymac IMSC Mortgage Loan Trust
0.441% due 07/25/2047		1,118	570
Indymac INDA Mortgage Loan Trust
5.657% due 08/25/2036		700	506
Indymac Index Mortgage Loan Trust
0.451% due 09/25/2046		1,778	1,065
0.461% due 06/25/2047		1,003	562
0.471% due 05/25/2046		359	218
0.501% due 07/25/2035		347	227
0.531% due 06/25/2037		610	137
2.636% due 08/25/2035		2,731	2,194
5.047% due 09/25/2035		2,664	2,007
5.104% due 01/25/2036		366	290
5.153% due 10/25/2035		390	300
5.214% due 11/25/2035		14,744	11,393
5.334% due 06/25/2036		680	523
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		2,152	2,020
JPMorgan Mortgage Trust
6.000% due 08/25/2037		3,987	3,572
Luminent Mortgage Trust
0.431% due 12/25/2036		1,976	1,296
0.441% due 12/25/2036		700	437
0.461% due 10/25/2046		592	395
MASTR Adjustable Rate Mortgages Trust
0.471% due 04/25/2046		1,168	696
0.561% due 05/25/2047		800	280
0.601% due 05/25/2047		600	87
Merrill Lynch Mortgage-Backed Securities Trust
5.406% due 04/25/2037		1,127	834
Morgan Stanley Mortgage Loan Trust
0.571% due 01/25/2035		111	92
4.569% due 06/25/2036		383	364
Nomura Asset Acceptance Corp.
2.492% due 12/25/2034		210	201
5.820% due 03/25/2047		559	471

Residential Accredit Loans, Inc.
0.421% due 01/25/2037		15,084	8,980
0.441% due 06/25/2046		8,308	3,471
0.491% due 05/25/2037		762	195
0.511% due 08/25/2037		1,183	734
0.591% due 03/25/2037		10,167	4,052
5.500% due 02/25/2036		9,574	5,606
5.680% due 09/25/2035		441	321
6.500% due 07/25/2037		17,161	11,328
Residential Asset Securitization Trust
0.711% due 12/25/2036 (a)		1,389	593
6.000% due 05/25/2037		2,319	1,951
6.250% due 10/25/2036 (a)		1,501	1,016
Sequoia Mortgage Trust
2.604% due 01/20/2047		538	439
Structured Adjustable Rate Mortgage Loan Trust
2.817% due 03/25/2034		106	103
5.156% due 09/25/2036		700	398
5.209% due 05/25/2036		700	539
5.278% due 11/25/2035		405	278
6.000% due 10/25/2037 (a)		425	208
Structured Asset Mortgage Investments, Inc.
0.441% due 09/25/2047		6,450	4,152
0.451% due 07/25/2046		4,651	2,937
0.471% due 05/25/2046		2,339	1,326
0.481% due 05/25/2036		379	225
0.481% due 05/25/2046		1,594	852
0.481% due 09/25/2047		60,479	25,324
0.511% due 07/19/2035		145	126
0.521% due 05/25/2046		526	92
0.541% due 02/25/2036		383	233
0.561% due 08/25/2036		900	147
SunTrust Alternative Loan Trust
0.611% due 04/25/2036		7,080	2,450
TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037		558	360
WaMu Mortgage Pass-Through Certificates
0.481% due 07/25/2046		389	80
0.671% due 11/25/2045		600	365
0.671% due 12/25/2045		592	342
0.740% due 11/25/2034		992	705
1.028% due 02/25/2047		3,528	2,180
1.028% due 03/25/2047		3,864	2,403
1.068% due 01/25/2047		2,103	1,289
1.088% due 04/25/2047		2,939	1,973
1.138% due 07/25/2047		790	524
1.148% due 12/25/2046		1,390	908
2.624% due 10/25/2033		247	240
2.904% due 01/25/2047		778	580
5.299% due 04/25/2037		679	503
5.691% due 10/25/2036		5,274	4,319
5.721% due 02/25/2037		2,001	1,561
5.854% due 09/25/2036		939	737
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.088% due 04/25/2047		791	171
1.268% due 07/25/2046		133	63
1.298% due 05/25/2046		756	428

Total Mortgage-Backed Securities (Cost $252,768)			268,796

ASSET-BACKED SECURITIES 0.5%
Argent Securities, Inc.
1.311% due 12/25/2033		5,484	4,504
Carrington Mortgage Loan Trust
0.381% due 02/25/2037		834	788
0.411% due 08/25/2036		850	441
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046		86	58
Credit-Based Asset Servicing & Securitization LLC
5.369% due 01/25/2037		9,605	4,553
GSAA Trust
0.561% due 05/25/2047		700	443
GSAMP Trust
0.331% due 12/25/2036		211	155
0.381% due 03/25/2047		713	676
0.411% due 08/25/2036		935	477
Lehman XS Trust
0.481% due 04/25/2046		414	239
0.491% due 06/25/2046 (a)		355	36
0.491% due 08/25/2046 (a)		330	29
0.501% due 09/25/2046		553	89
0.501% due 11/25/2046		574	134
MASTR Asset-Backed Securities Trust
0.471% due 11/25/2036		3,182	1,455
Merrill Lynch First Franklin Mortgage Loan Trust
0.381% due 07/25/2037		27,800	17,189
Mid-State Trust
7.791% due 03/15/2038		297	285
Morgan Stanley ABS Capital I
0.401% due 05/25/2037		1,555	616
Morgan Stanley Mortgage Loan Trust
0.491% due 02/25/2037		500	232
0.621% due 04/25/2037		642	320
5.750% due 04/25/2037		319	237
6.000% due 07/25/2047		356	275
Novastar Home Equity Loan
0.361% due 03/25/2037		1,078	1,040
Residential Asset Mortgage Products, Inc.
0.661% due 06/25/2047		700	318
Residential Asset Securities Corp.
0.411% due 08/25/2036		700	395
Structured Asset Securities Corp.
0.411% due 05/25/2037		5,393	4,933
0.561% due 06/25/2035		17,298	12,160

Total Asset-Backed Securities (Cost $48,591)			52,077

SOVEREIGN ISSUES 2.0%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	170,000	100,596
10.000% due 01/01/2017		205,600	113,566

Total Sovereign Issues (Cost $187,925)			214,162

	SHARES
COMMON STOCKS 0.1%
CONSUMER SERVICES 0.1%
Dex One Corp. (d)		1,180,515	8,807

ENERGY 0.0%
SemGroup Corp. ‘A’ (d)		119,931	3,258

TRANSPORTATION 0.0%
U.S. Airways Group, Inc. ‘A’ (d)		12,224	0

Total Common Stocks (Cost $39,714)			12,065

WARRANTS 0.0%
ENERGY 0.0%
SemGroup Corp. —Exp. 11/30/2014		126,243	978

UTILITIES 0.0%
Hawaiian Telecom HoldCo., Inc —Exp. 10/15/2028		130,718	915

Total Warrants (Cost $31,823)			1,893

CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Bank of America Corp.
7.250% due 12/31/2049		2,000	1,914
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011		6,700	2
Wells Fargo & Co.
7.500% due 12/31/2049		42,050	42,073

Total Convertible Preferred Securities (Cost $38,274)			43,989

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.1%
ABN AMRO North America Capital Funding Trust I
1.358% due 12/31/2049		17,000	10,322

INDUSTRIALS 0.2%
Las Vegas Sands Corp.
10.000% due 12/31/2049		204,300	23,274

Total Preferred Securities (Cost $31,069)			33,596

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS 0.1%
Barclays Capital, Inc.
0.250% due 01/03/2011		$9,000	9,000

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $9,240. Repurchase proceeds are $9,000.)
JAPAN TREASURY BILLS 0.9%
0.105% due 01/24/2011	JPY	7,790,000	95,942

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 3.5%
		38,759,263	388,213

Total Short-Term Instruments (Cost $492,515)			493,155

Total Investments 97.7% (Cost $10,011,077)			$10,604,886
Other Assets and Liabilities (Net) 2.3%			253,619

Net Assets 100.0%			$10,858,505

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Security becomes interest bearing at a future date.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $12,778 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(i)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $16,349 at a weighted average interest rate of -0.803%. On December 31, 2010, securities valued at $9,859 were pledged as collateral for reverse repurchase agreements.

(j)	Swap agreements outstanding on December 31, 2010: Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	06/20/2014	2.303%	$	4,100	$374	$(246)	$620
AES Corp.	GSC	5.000%	12/20/2013	1.901%		11,250	1,027	(872)	1,899
AES Corp.	RBS	5.000%	12/20/2014	2.713%		5,000	435	20	415
AES Corp.	UBS	5.000%	12/20/2014	2.713%		5,000	435	20	415
Ally Financial, Inc.	BOA	7.000%	12/20/2012	1.757%		2,500	260	0	260
Ally Financial, Inc.	BOA	5.000%	09/20/2013	1.973%		37,000	2,986	(9,712)	12,698
Ally Financial, Inc.	DUB	5.000%	03/20/2012	1.241%		3,000	143	(465)	608
Ally Financial, Inc.	DUB	6.350%	12/20/2012	1.757%		3,650	332	0	332
Ally Financial, Inc.	JPM	2.110%	03/20/2012	1.241%		10,000	114	0	114
American International Group, Inc.	BOA	5.000%	09/20/2011	0.358%		10,900	389	(2,616)	3,005
American International Group, Inc.	GSC	5.000%	09/20/2011	0.358%		13,500	482	(3,105)	3,587
ARAMARK Corp.	CITI	5.000%	03/20/2014	2.183%		5,100	454	(139)	593
Biomet, Inc.	CITI	6.500%	06/20/2014	2.267%		3,000	404	0	404
Biomet, Inc.	JPM	8.000%	03/20/2014	2.232%		4,000	689	0	689
Biomet, Inc.	MSC	3.550%	03/20/2013	1.527%		1,500	66	0	66
Celanese Corp.	UBS	1.450%	12/20/2012	1.758%		2,000	(11)	0	(11)
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	2.648%		11,050	931	(221)	1,152
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	3.377%		2,900	168	(261)	429
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	2.669%		22,500	1,535	(2,231)	3,766
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	2.842%		24,700	1,673	(2,254)	3,927
Community Health Systems, Inc.	GSC	5.000%	06/20/2014	3.131%		10,000	627	(500)	1,127
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	2.669%		3,750	255	(366)	621
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	1.422%		1,500	73	0	73
CSC Holdings, Inc.	UBS	1.450%	09/20/2013	1.614%		2,600	(9)	0	(9)
El Paso Corp.	GSC	5.000%	09/20/2014	1.948%		30,325	3,344	(2,881)	6,225
Ford Motor Co.	UBS	2.390%	03/20/2012	0.698%		18,500	395	0	395
Ford Motor Co.	UBS	2.490%	12/20/2012	1.294%		1,000	24	0	24
Ford Motor Co.	UBS	2.590%	03/20/2013	1.398%		5,000	131	0	131
GenOn Energy, Inc.	BCLY	5.000%	09/20/2014	5.111%		3,800	(6)	(598)	592
GenOn Energy, Inc.	CITI	5.000%	09/20/2014	5.111%		4,100	(7)	(451)	444
GenOn Energy, Inc.	DUB	5.000%	09/20/2014	5.111%		900	(1)	(130)	129
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	5.111%		20,150	(35)	(3,512)	3,477
GenOn Energy, Inc.	GSC	5.000%	09/20/2014	3.897%		1,500	56	(255)	311
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	1.051%		18,000	2,607	(1,845)	4,452
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	0.830%		3,750	465	(338)	803
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	0.830%		9,000	1,118	(799)	1,917
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	0.830%		5,250	652	(479)	1,131
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	0.491%		1,500	111	0	111
HCA, Inc.	BOA	4.650%	09/20/2013	2.659%		3,000	161	0	161
HCA, Inc.	CITI	2.000%	09/20/2012	1.832%		4,400	16	0	16
HCA, Inc.	CSFB	5.000%	06/20/2014	2.392%		9,600	778	(1,050)	1,828
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	2.664%		3,750	257	(42)	299
NRG Energy, Inc.	GSC	4.200%	09/20/2013	2.419%		6,875	334	0	334
NRG Energy, Inc.	JPM	5.380%	12/20/2013	2.664%		4,500	358	0	358
NRG Energy, Inc.	MLP	5.500%	12/20/2013	2.664%		5,250	436	0	436
Oshkosh Corp.	UBS	1.900%	03/20/2012	0.624%		3,000	49	0	49
Oshkosh Corp.	UBS	2.100%	12/20/2012	1.584%		2,000	21	0	21
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	0.507%		1,100	63	0	63
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	0.507%		5,000	262	0	262
SLM Corp.	BCLY	5.000%	12/20/2013	2.118%		4,250	358	(468)	826
SLM Corp.	BOA	5.000%	09/20/2014	2.679%		18,650	1,545	(2,611)	4,156
SLM Corp.	DUB	5.000%	06/20/2012	1.180%		9,900	575	(1,287)	1,862
SLM Corp.	DUB	5.000%	09/20/2014	2.679%		2,000	166	(225)	391
SLM Corp.	GSC	7.600%	03/20/2012	0.915%		4,750	402	0	402
SLM Corp.	MSC	5.000%	09/20/2011	0.685%		5,000	166	(300)	466
SLM Corp.	MSC	5.000%	06/20/2014	2.467%		6,000	511	(1,020)	1,531
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	3.191%		2,000	130	(230)	360
SunGard Data Systems, Inc.	CITI	5.000%	03/20/2014	2.654%		4,000	297	(261)	558
SunGard Data Systems, Inc.	MSC	3.800%	03/20/2013	1.397%		1,500	78	0	78
Swedbank AB	BOA	1.000%	12/20/2014	1.229%	EUR	2,500	(27)	(237)	210
Swedbank AB	UBS	1.000%	12/20/2014	1.229%		2,500	(27)	(237)	210
TRW Automotive Holdings Corp.	UBS	1.150%	03/20/2013	0.849%	$	2,000	14	0	14

							$29,609	$(42,204)	$71,813

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
ABX.HE.AAA.07-1 Index	CSFB	0.090%	08/25/2037	$25,379	$(14,172)	$(17,766)	$3,594
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	1,450	46	42	4
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	50,000	1,570	(109)	1,679
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	9,950	313	277	36
CDX.HY-15 5-Year Index	GSC	5.000%	12/20/2015	8,750	274	246	28
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	34,875	1,095	0	1,095
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	7,925	249	228	21
CDX.HY-15 5-Year Index	RBS	5.000%	12/20/2015	75,000	2,354	(641)	2,995
CDX.HY-15 5-Year Index	UBS	5.000%	12/20/2015	1,050	32	29	3
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	8,680	116	0	116
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,574	155	0	155

					$(7,968)	$(17,694)	$9,726

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k) Restricted securities as of December 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$7,608	$7,839	0.07%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,987	10,006	0.09%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	01/01/2010	240	245	0.00%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/16/2003	595	612	0.01%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	02/15/2000	912	931	0.01%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995	1,333	1,374	0.01%

				$20,675	$21,007	0.19%

(l) Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	172,000	02/2011	JPM	$4,272	$0	$4,272
Sell		172,000	02/2011	UBS	0	(1,748)	(1,748)
Sell		472,534	03/2011	JPM	0	(4,219)	(4,219)
Buy		172,000	04/2011	UBS	1,752	0	1,752
Sell	CAD	11,900	02/2011	DUB	0	(142)	(142)
Sell	CHF	11,255	02/2011	RBC	0	(703)	(703)
Buy	CNY	13,812	01/2011	BOA	16	0	16
Buy		17,657	01/2011	CITI	53	0	53
Buy		40,420	01/2011	DUB	117	0	117
Sell		96,456	01/2011	DUB	0	(148)	(148)
Buy		24,567	01/2011	MSC	28	0	28
Buy		15,251	11/2011	BCLY	3	(10)	(7)
Buy		64,314	11/2011	CITI	21	0	21
Buy		4,721	11/2011	HSBC	0	(4)	(4)
Buy		33,584	11/2011	JPM	0	(29)	(29)
Buy		3,094	11/2011	RBS	1	0	1
Buy		5,621	02/2012	BCLY	0	(4)	(4)
Buy		96,456	02/2012	DUB	155	0	155
Buy	EUR	9,062	01/2011	BCLY	238	0	238
Sell		487	01/2011	BNP	0	(12)	(12)
Sell		3,740	01/2011	BOA	1	(61)	(60)
Sell		288,730	01/2011	CITI	10,274	(11)	10,263
Sell		32,081	01/2011	CSFB	1,638	(35)	1,603
Sell		156,770	01/2011	DUB	8,445	0	8,445
Sell		704	01/2011	MSC	0	(20)	(20)
Sell		10,750	01/2011	RBS	403	0	403
Buy		3,000	01/2011	UBS	0	(32)	(32)
Sell		468	01/2011	UBS	0	(7)	(7)
Sell	GBP	42,502	03/2011	BCLY	53	0	53
Sell		42,501	03/2011	DUB	65	0	65
Sell		28,335	03/2011	RBS	144	0	144
Sell	JPY	3,960,000	01/2011	DUB	0	(359)	(359)
Sell		10,466	01/2011	GSC	0	(5)	(5)
Sell		3,830,000	01/2011	JPM	0	(321)	(321)
Sell		6,229	01/2011	RBC	0	(3)	(3)
Sell		12,459	01/2011	RBS	0	(5)	(5)

					$27,679	$(7,878)	$19,801

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$454,847	$0	$454,847
Corporate Bonds & Notes
Banking & Finance	0	2,119,938	3,242	2,123,180
Industrials	0	5,607,168	111,075	5,718,243
Utilities	0	1,029,288	57,125	1,086,413
Convertible Bonds & Notes Industrials	0	40,310	0	40,310
Municipal Bonds & Notes
California	0	12,326	0	12,326
Puerto Rico	0	161	0	161
U.S. Government Agencies	0	224	0	224
U.S. Treasury Obligations	0	49,449	0	49,449
Mortgage-Backed Securities	0	268,796	0	268,796
Asset-Backed Securities	0	52,077	0	52,077
Sovereign Issues	0	214,162	0	214,162
Common Stocks
Consumer Services	8,807	0	0	8,807
Energy	3,258	0	0	3,258
Transportation	0	0	0	0
Warrants
Energy	0	0	978	978
Utilities	0	0	915	915
Convertible Preferred Securities
Banking & Finance	43,987	2	0	43,989
Preferred Securities
Banking & Finance	0	10,322	0	10,322
Industrials	0	23,274	0	23,274
Short-Term Instruments
Repurchase Agreements	0	9,000	0	9,000
Japan Treasury Bills	0	95,942	0	95,942
PIMCO Short-Term Floating NAV Portfolio	388,213	0	0	388,213
	$444,265	$9,987,286	$173,335	$10,604,886

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	81,559	0	81,559
Foreign Exchange Contracts	0	27,679	0	27,679
	$0	$109,238	$0	$109,238

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(20)	0	(20)
Foreign Exchange Contracts	0	(7,878)	0	(7,878)
	$0	$(7,898)	$0	$(7,898)

Totals	$444,265	$10,088,626	$173,335	$10,706,226

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain /(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,322	$0	$0	$4	$0	$(13)	$929	$0	$3,242	$(13)
Industrials	19,583	0	(1,565)	124	75	355	92,503	0	111,075	252
Utilities	3,173	0	0	2	0	(13)	53,963	0	57,125	(13)
Convertible Bonds & Notes
Banking & Finance	7,799	0	(7,852)	0	(148)	201	0	0	0	0
Warrants
Energy	1,042	0	0	0	0	(64)	0	0	978	(63)
Utilities	0	31,254	0	0	0	(30,339)	0	0	915	(30,340)
Preferred Securities
Banking & Finance	12,298	0	(12,500)	0	188	14	0	0	0	0

	$46,217	$31,254	$(21,917)	$130	$115	$(29,859)	$147,395	$0	$173,335	$(30,177)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 1.0%
American International Group, Inc.
8.175% due 05/15/2068	$1,600	$1,716
8.250% due 08/15/2018	400	462

Total Corporate Bonds & Notes (Cost $1,579)		2,178

MUNICIPAL BONDS & NOTES 95.3%
ALABAMA 1.2%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50
Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	616
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	225
5.250% due 03/01/2036	500	440
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,279

		2,610

ALASKA 0.4%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	770

ARIZONA 4.7%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,219
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	928
Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2012	225	234
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	854
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,223
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,188
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	896
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,008
6.375% due 09/01/2029	1,850	1,880
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	726

		10,156

CALIFORNIA 7.7%
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	528
California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (b)	2,000	937
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,528
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
2.250% due 11/01/2026	250	251
California State M-S-R Energy Authority Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,554
California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	596
7.000% due 10/01/2039	500	461
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	956
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.450% due 06/01/2028	1,350	1,106
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,100	921
9.000% due 11/01/2017	410	358
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,097
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	686
Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	247
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	5,000	4,376
Tustin, California Unified School District Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	487
Victor Valley, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	720

		16,809

COLORADO 5.7%
Colorado State Confluence Metropolitan District Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	375
5.450% due 12/01/2034	1,000	702
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (e)	785	621
5.750% due 05/15/2037	825	620
5.750% due 12/01/2037	1,000	730
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,761
5.900% due 08/01/2037	1,000	815
Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	937
Colorado State Health Facilities Authority Revenue Notes, (AGM Insured), Series 2003
4.000% due 05/15/2011	585	589
Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	974
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,292
Colorado State Regional Transportation District Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	743
Colorado State Tallyn’s Reach Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	420
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	347
Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	519

		12,445

CONNECTICUT 0.5%
Connecticut State Harbor Point Infrastructure Improvement District Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	1,000	1,033

FLORIDA 5.4%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	450	374
Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,000	1,006
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	1,025	1,063
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	196
Florida State Seminole Indian Tribe Revenue Notes, Series 2010
5.125% due 10/01/2017	500	484
Florida State University Square Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	770	670
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	882
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	769
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,209
Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,161

Manatee County, Florida School District Certificates of Participation Notes, (AGM Insured), Series 2008
4.500% due 07/01/2011	640	650
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	495
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,331
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,448

		11,738

GEORGIA 2.5%
Atlanta, Georgia Downtown Development Authority Revenue Notes, (AGC Insured), Series 2009
4.000% due 07/01/2011	500	506
DeKalb County, Georgia Hospital Authority Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	969
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	153
Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2007
5.000% due 03/15/2017	500	529
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2012	1,000	1,038
Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,150
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
5.000% due 04/01/2017	1,000	1,103

		5,448

IDAHO 0.6%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,175

ILLINOIS 6.2%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	793
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,031
Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,723
Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	772
Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,000	752
5.500% due 05/15/2037	750	581
6.100% due 12/01/2041	1,605	1,178
7.000% due 12/01/2037 (a)	843	0
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	667
Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2013	500	514
5.000% due 05/01/2011	250	252
Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037 (a)	1,775	443
Illinois State Railsplitter Tobacco Settlement Authority Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	1,968
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,102
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	917
6.625% due 06/01/2037	1,000	888

		13,581

INDIANA 4.8%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	88
Indiana State Finance Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,103
5.000% due 07/01/2040	375	318
6.000% due 12/01/2026	1,000	959
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	891
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 10/01/2027	1,000	1,090
Indiana State Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,025
6.000% due 01/01/2039	1,000	1,022
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,596
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,433

		10,525

IOWA 2.1%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,036
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	640
5.500% due 11/15/2037	1,550	1,000
5.625% due 12/01/2045	1,600	936
Iowa State Finance Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	1,000	1,054

		4,666

KANSAS 1.3%
Kansas State Development Finance Authority Revenue Notes, Series 2009
5.000% due 11/15/2014	225	249
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,004
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	773
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	191
5.125% due 05/15/2042	250	187
5.500% due 08/01/2021	250	199
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	129

		2,732

KENTUCKY 0.5%
Kentucky State Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	500	498
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	488

		986

LOUISIANA 1.9%
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,493
Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	1,185	1,070
New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	546

		4,109

MARYLAND 0.4%
Maryland State Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	242
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	300	213
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	275

		730

MASSACHUSETTS 1.4%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,101
Massachusetts State Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,500	1,556
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.125% due 07/01/2035	500	451

		3,108

MICHIGAN 3.3%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	292
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	902
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	765	554
Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	163

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	50	50
Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	920	780
Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	187
Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	297
Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	916
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	853
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (e)	228	199
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	943
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	511
Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	574

		7,221

MINNESOTA 1.9%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	325
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	616
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	551
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,021
Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	164
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	902
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	435

		4,014

MISSISSIPPI 0.8%
Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,826

MISSOURI 1.5%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	665
6.000% due 07/01/2037	750	262
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	218
Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	451
Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,278
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	243
Missouri State Grindstone Plaza Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	183
5.550% due 10/01/2036	45	32

		3,332

MONTANA 0.2%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	490

NEW JERSEY 2.1%
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	500	387
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,000	608
5.000% due 06/01/2041	6,000	3,577

		4,632

NEW MEXICO 0.4%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	397
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	507

		904

NEW YORK 3.9%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	118
Monroe County, New York General Obligation Notes, (AGC Insured), Series 2009
3.750% due 06/01/2011	1,000	1,012
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	391
6.700% due 01/01/2043	1,500	1,381
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	155
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
1.842% due 03/01/2016	1,250	1,102
New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	956
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	3,000	3,397

		8,512

NORTH CAROLINA 2.0%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	120
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	58
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	991
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	43
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	761
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	712
6.000% due 04/01/2038	500	430
North Carolina State Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	528
Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	804

		4,447

OHIO 4.3%
Ohio State Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,112
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	726
5.875% due 06/01/2047	4,250	2,802
6.000% due 06/01/2042	1,520	1,039
6.500% due 06/01/2047	750	544
Ohio State Revenue Bonds, Series 2010
6.250% due 09/01/2024	250	249
University of Toledo, Ohio Revenue Notes, Series 2009
4.000% due 06/01/2012	910	938

		9,410

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	198

PENNSYLVANIA 6.3%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	751
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	2,000	1,338
Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	508
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	441
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	500	470

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	429
Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	235
6.375% due 07/01/2030	1,000	919
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	125
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	2,615	2,756
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	180	190
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	519
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	384
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	2,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	611
Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,675
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	447

		13,798

PUERTO RICO 0.6%
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	384
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	1,000	946

		1,330

RHODE ISLAND 0.1%
Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	115	115

SOUTH CAROLINA 1.4%
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,604
6.000% due 11/15/2037	2,000	1,378
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	169

		3,151

TENNESSEE 3.1%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,004
Johnson City, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	473
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	660
Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	146
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	1,150	63
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	837
5.250% due 09/01/2021	1,000	989
5.250% due 09/01/2023	1,340	1,311
5.250% due 09/01/2024	1,375	1,334

		6,817

TEXAS 9.1%
Brazos, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,396
8.250% due 05/01/2033	1,300	390
Brazos, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	144
Brazos, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	510
Clifton, Texas Higher Education Finance Corp. Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	450
Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	288
Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	962
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	820
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	97
6.125% due 07/15/2027	45	41
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	99
6.750% due 07/01/2029	1,000	974
Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	239
Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	650
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	144
5.750% due 01/01/2033	1,600	1,511
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,031
North Texas State Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,008
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	337
Pharr, Texas Higher Education Finance Authority Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	494
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	993
Texas State Alliance Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	500	373
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,123
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	516
Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,674
Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	2,115	1,851
Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	14
Willacy County, Texas Local Government Corp. Revenue Bonds, Series 2007
6.875% due 09/01/2028	720	622

		19,751

UTAH 2.5%
Spanish Fork, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	421
5.700% due 11/15/2036	1,000	795
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,306
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,018
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	535
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	402

		5,477

VIRGINIA 0.8%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	98
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	332
Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	398

170

Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	940

		1,768

WASHINGTON 0.8%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	972
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	270
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	536

		1,778

WEST VIRGINIA 1.1%
West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,239
West Virginia State Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	500	486
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	945	656

		2,381

WISCONSIN 1.7%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	909
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	218
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,014
6.625% due 02/15/2032	1,450	1,484

		3,625

Total Municipal Bonds & Notes (Cost $232,332)		207,598

MORTGAGE-BACKED SECURITIES 0.3%
Countrywide Alternative Loan Trust
1.828% due 11/25/2035	357	223
Residential Accredit Loans, Inc.
0.411% due 02/25/2047	683	357

Total Mortgage-Backed Securities (Cost $642)		580

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American International Group, Inc.
8.500% due 08/01/2011	7,700	68

Total Convertible Preferred Securities (Cost $578)		68

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS 2.5%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$5,541	5,541

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $5,655. Repurchase proceeds are $5,541.)
U.S. TREASURY BILLS 0.5%
0.164% due 01/13/2011 (c)	980	980

Total Short-Term Instruments (Cost $6,521)		6,521

Total Investments 99.6% (Cost $241,652)		$216,945
Other Assets and Liabilities (Net) 0.4%		794

Net Assets 100.0%		$217,739

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Security becomes interest bearing at a future date.

(c)	Securities with an aggregate market value of $980 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	2.820%	$5,000	$(491)	$0	$(491)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	4.485%	5,000	(559)	0	(559)

						$(1,050)	$0	$(1,050)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e) Restricted securities as of December 31, 2010:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$785	$621	0.29%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	228	199	0.09%

				$1,013	$820	0.38%

(f)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,178	$0	$2,178
Municipal Bonds & Notes
Alabama	0	2,610	0	2,610
Alaska	0	770	0	770
Arizona	0	10,156	0	10,156
California	0	16,809	0	16,809
Colorado	0	12,445	0	12,445
Connecticut	0	1,033	0	1,033
Florida	0	11,738	0	11,738
Georgia	0	5,448	0	5,448
Idaho	0	1,175	0	1,175
Illinois	0	13,581	0	13,581
Indiana	0	10,525	0	10,525
Iowa	0	4,666	0	4,666
Kansas	0	2,732	0	2,732
Kentucky	0	986	0	986
Louisiana	0	4,109	0	4,109
Maryland	0	730	0	730
Massachusetts	0	3,108	0	3,108
Michigan	0	7,221	0	7,221
Minnesota	0	4,014	0	4,014
Mississippi	0	1,826	0	1,826
Missouri	0	3,332	0	3,332
Montana	0	490	0	490
New Jersey	0	4,632	0	4,632
New Mexico	0	904	0	904
New York	0	8,512	0	8,512
North Carolina	0	4,447	0	4,447
Ohio	0	9,410	0	9,410
Oregon	0	198	0	198
Pennsylvania	0	13,798	0	13,798
Puerto Rico	0	1,330	0	1,330
Rhode Island	0	115	0	115
South Carolina	0	3,151	0	3,151
Tennessee	0	6,817	0	6,817
Texas	0	19,751	0	19,751
Utah	0	5,477	0	5,477
Virginia	0	1,768	0	1,768
Washington	0	1,778	0	1,778
West Virginia	0	2,381	0	2,381
Wisconsin	0	3,625	0	3,625
Mortgage-Backed Securities	0	580	0	580
Convertible Preferred Securities
Banking & Finance	68	0	0	68
Short-Term Instruments
Repurchase Agreements	0	5,541	0	5,541
U.S. Treasury Bills	0	980	0	980
	$68	$216,877	$0	$216,945

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(559)	(491)	(1,050)

	$0	$(559)	$(491)	$(1,050)

Totals	$68	$216,318	$(491)	$215,895

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(886)	0	0	0	0	(163)	0	558	(491)	(55)

	$(886)	$0	$0	$0	$0	$(163)	$0	$558	$(491)	$(55)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO High Yield Spectrum Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.7%
Cardinal Health, Inc.
2.511% due 04/10/2014		$500	$476
Del Monte Corp.
2.500% due 12/30/2011		750	754
First Data Corp.
3.011% due 09/24/2014		999	923
Goodman Global, Inc.
9.000% due 10/28/2017		500	516
HCA, Inc.
2.553% due 11/17/2013		500	496
OSI Restaurant Partners LLC
2.625% due 06/14/2014		469	449
Texas Competitive Electric Holdings Co. LLC
3.764% due 10/10/2014		497	385
Univision Communications, Inc.
2.511% due 09/29/2014		446	427

Total Bank Loan Obligations (Cost $4,297)			4,426

CORPORATE BONDS & NOTES 86.9%
BANKING & FINANCE 13.7%
Ally Financial, Inc.
6.250% due 12/01/2017		1,250	1,251
6.625% due 05/15/2012		250	261
7.500% due 09/15/2020		1,000	1,054
American General Finance Corp.
4.875% due 07/15/2012		250	236
5.375% due 10/01/2012		250	237
American International Group, Inc.
8.175% due 05/15/2068		250	268
8.625% due 05/22/2068	GBP	500	772
BAC Capital Trust VII
5.250% due 08/10/2035		700	742
Boats Investments BV
11.000% due 03/31/2017 (a)	EUR	365	411
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		$500	522
Checkout Holding Corp.
0.000% due 11/15/2015		475	299
CIT Group, Inc.
7.000% due 05/01/2015		1,750	1,759
7.000% due 05/01/2016		1,000	1,006
7.000% due 05/01/2017		750	754
FCE Bank PLC
5.125% due 11/16/2015	GBP	250	379
7.125% due 01/15/2013	EUR	500	700
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$500	518
6.625% due 08/15/2017		500	526
8.000% due 06/01/2014		250	276
8.000% due 12/15/2016		200	224
8.700% due 10/01/2014		500	564
12.000% due 05/15/2015		500	630
GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	695
HBOS PLC
1.327% due 09/01/2016		250	283
ILFC E-Capital Trust II
6.250% due 12/21/2065		$250	196
Ineos Finance PLC
9.000% due 05/15/2015		250	267
ING Capital Funding Trust III
3.903% due 12/29/2049		250	232
ING Groep NV
5.775% due 12/29/2049		250	216
ING Verzekeringen NV
6.375% due 05/07/2027	EUR	250	304
International Lease Finance Corp.
8.250% due 12/15/2020		$250	258
8.750% due 03/15/2017		250	269
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	250	314
LBG Capital No.1 PLC
6.439% due 05/23/2020		500	541
7.875% due 11/01/2020		$250	229
8.000% due 12/29/2049		250	220
LBG Capital No.2 PLC
9.125% due 07/15/2020	GBP	250	361
Marina District Finance Co., Inc.
9.875% due 08/15/2018		$250	248
MCE Finance Ltd.
10.250% due 05/15/2018		500	576
Regions Financial Corp.
7.375% due 12/10/2037		250	236
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049		250	210
9.118% due 03/29/2049		250	248
SLM Corp.
8.450% due 06/15/2018		500	520
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	250	352
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		$500	510
11.750% due 07/15/2017		500	566
11.750% due 07/15/2017	EUR	250	372
Ziggo Bond Co. BV
8.000% due 05/15/2018		750	1,037

			22,649

INDUSTRIALS 66.8%
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		$250	261
Affinion Group, Inc.
7.875% due 12/15/2018		750	735
Air Canada
9.250% due 08/01/2015		250	264
Alere, Inc.
8.625% due 10/01/2018		500	509
Alliance One International, Inc.
10.000% due 07/15/2016		250	258
American Tire Distributors, Inc.
9.750% due 06/01/2017		250	271
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,000	1,055
Anadarko Petroleum Corp.
6.450% due 09/15/2036		500	500
Antero Resources Finance Corp.
9.375% due 12/01/2017		250	263
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		250	259
7.375% due 10/15/2017	EUR	150	202
9.250% due 10/15/2020		600	826
Armored Autogroup, Inc.
9.250% due 11/01/2018		$250	249
Associated Materials LLC
9.125% due 11/01/2017		500	524
Bausch & Lomb, Inc.
9.875% due 11/01/2015		500	538
BE Aerospace, Inc.
6.875% due 10/01/2020		500	519
Beazer Homes USA, Inc.
9.125% due 06/15/2018		200	195
Berry Plastics Corp.
5.039% due 02/15/2015		250	242
9.750% due 01/15/2021		1,000	995
Biomet, Inc.
10.375% due 10/15/2017 (a)		500	549
11.625% due 10/15/2017		1,000	1,110
Boardriders S.A.
8.875% due 12/15/2017	EUR	200	281
Bombardier, Inc.
6.125% due 05/15/2021		200	260
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		$200	204
Briggs & Stratton Corp.
6.875% due 12/15/2020		500	512
Brigham Exploration Co.
8.750% due 10/01/2018		250	271
Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		200	208
Building Materials Corp. of America
6.875% due 08/15/2018		500	498
7.500% due 03/15/2020		500	511
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		1,500	1,376
11.250% due 06/01/2017		250	282
Capella Healthcare, Inc.
9.250% due 07/01/2017		250	266
Carlson Wagonlit BV
6.795% due 05/01/2015	EUR	500	645
Catalent Pharma Solutions, Inc.
9.750% due 04/15/2017		750	1,002
CCO Holdings LLC
7.250% due 10/30/2017		$250	255
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		250	259
CF Industries, Inc.
6.875% due 05/01/2018		250	268
7.125% due 05/01/2020		250	274
Chesapeake Energy Corp.
9.500% due 02/15/2015		750	849
Cirsa Funding Luxembourg S.A.
8.750% due 05/15/2018	EUR	250	344
Citadel Broadcasting Corp.
7.750% due 12/15/2018		$225	234
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		1,250	1,366
Clearwater Paper Corp.
7.125% due 11/01/2018		50	52
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015	EUR	250	334
Concho Resources, Inc.
7.000% due 01/15/2021		$100	103
Consol Energy, Inc.
8.250% due 04/01/2020		750	814
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	975	1,337
7.500% due 09/15/2017		250	348
Continental Resources, Inc.
7.125% due 04/01/2021		$250	264
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		500	532
CSC Holdings LLC
7.625% due 07/15/2018		750	818
8.625% due 02/15/2019		250	284
Darling International, Inc.
8.500% due 12/15/2018		250	262

DaVita, Inc.
6.375% due 11/01/2018		500	499
6.625% due 11/01/2020		250	248
Digicel Group Ltd.
8.875% due 01/15/2015		250	254
10.500% due 04/15/2018		1,000	1,105
Digicel Ltd.
8.250% due 09/01/2017		750	772
DISH DBS Corp.
7.125% due 02/01/2016		250	259
7.875% due 09/01/2019		1,000	1,050
Diversey Holdings, Inc.
10.500% due 05/15/2020		525	606
DJO Finance LLC
9.750% due 10/15/2017		500	518
10.875% due 11/15/2014		250	274
Dunkin Finance Corp.
9.625% due 12/01/2018		300	304
Dynegy Holdings, Inc.
7.750% due 06/01/2019		250	168
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		250	276
El Paso Corp.
7.750% due 01/15/2032		250	250
7.800% due 08/01/2031		500	500
EN Germany Holdings BV
10.750% due 11/15/2015	EUR	250	338
Endo Pharmaceuticals Holdings, Inc.
7.000% due 12/15/2020		$250	256
Energy Transfer Equity LP
7.500% due 10/15/2020		250	259
Exterran Holdings, Inc.
7.250% due 12/01/2018		250	249
First Data Corp.
8.250% due 01/15/2021		500	482
12.625% due 01/15/2021		500	480
FMG Resources August 2006 Pty Ltd.
6.875% due 02/01/2018		500	500
FMG Resources Pty Ltd.
7.000% due 11/01/2015		75	77
Forest Oil Corp.
7.250% due 06/15/2019		250	255
Frac Tech Services LLC
7.125% due 11/15/2018		100	102
Gateway Casinos & Entertainment Ltd.
8.875% due 11/15/2017	CAD	100	104
General Nutrition Centers, Inc.
5.750% due 03/15/2014 (a)		$250	249
GeoEye, Inc.
8.625% due 10/01/2016		250	262
Georgia-Pacific LLC
8.000% due 01/15/2024		250	287
8.875% due 05/15/2031		500	618
Graham Packaging Co. LP
8.250% due 10/01/2018		250	264
Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	263
Grohe Holding GmbH
3.860% due 01/15/2014	EUR	500	650
Hapag-Lloyd AG
9.000% due 10/15/2015		500	717
Harvest Operations Corp.
6.875% due 10/01/2017		$100	104
HCA Holdings, Inc.
7.750% due 05/15/2021		1,250	1,253
HCA, Inc.
7.250% due 09/15/2020		250	262
7.875% due 02/15/2020		250	269
9.625% due 11/15/2016 (a)		1,075	1,154
HeidelbergCement Finance BV
5.625% due 01/04/2018	EUR	250	329
7.500% due 04/03/2020		500	693
Hertz Corp.
7.375% due 01/15/2021		$750	761
7.500% due 10/15/2018		500	521
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		1,000	1,074
9.000% due 11/15/2020		1,000	1,060
Host Hotels & Resorts LP
6.000% due 11/01/2020		250	248
Huntsman International LLC
8.625% due 03/15/2021		500	542
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	500	641
Ineos Group Holdings PLC
7.875% due 02/15/2016		1,500	1,804
8.500% due 02/15/2016		$250	239
Insight Communications Co., Inc.
9.375% due 07/15/2018		250	268
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		750	761
9.500% due 06/15/2016		250	265
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		500	548
11.500% due 02/04/2017 (a)		1,500	1,665
Interactive Data Corp.
10.250% due 08/01/2018		1,000	1,100
Intergen NV
9.000% due 06/30/2017		500	532
Iron Mountain, Inc.
8.000% due 06/15/2020		250	264
ISS Financing PLC
11.000% due 06/15/2014	EUR	250	368
Jarden Corp.
6.125% due 11/15/2022		$250	240
Levi Strauss & Co.
7.750% due 05/15/2018	EUR	250	342
LifePoint Hospitals, Inc.
6.625% due 10/01/2020		$250	249
Linn Energy LLC
7.750% due 02/01/2021		500	515
Lyondell Chemical Co.
11.000% due 05/01/2018		1,000	1,138
Manitowoc Co., Inc.
8.500% due 11/01/2020		250	267
McClatchy Co.
11.500% due 02/15/2017		250	282
MedAssets, Inc.
8.000% due 11/15/2018		150	152
MGM Resorts International
7.500% due 06/01/2016		250	235
7.625% due 01/15/2017		250	235
9.000% due 03/15/2020		250	276
10.000% due 11/01/2016		750	772
10.375% due 05/15/2014		250	282
Michael Foods, Inc.
9.750% due 07/15/2018		750	823
Michaels Stores, Inc.
7.750% due 11/01/2018		1,000	1,002
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		200	212
Mueller Water Products, Inc.
8.750% due 09/01/2020		250	278
Multiplan, Inc.
9.875% due 09/01/2018		500	532
Mylan, Inc.
6.000% due 11/15/2018		500	492
Nalco Co.
6.625% due 01/15/2019		25	26
6.875% due 01/15/2019	EUR	100	139
Nara Cable Funding Ltd.
8.875% due 12/01/2018		100	127
NBTY, Inc.
9.000% due 10/01/2018		$500	536
NFR Energy LLC
9.750% due 02/15/2017		500	496
Nielsen Finance LLC
0.000% due 08/01/2016 (b)		250	264
7.750% due 10/15/2018		850	884
11.500% due 05/01/2016		250	290
Noranda Aluminum Acquisition Corp.
5.193% due 05/15/2015 (a)		257	232
Novasep Holding SAS
9.625% due 12/15/2016	EUR	250	237
Novelis, Inc.
8.375% due 12/15/2017		$1,000	1,040
8.750% due 12/15/2020		1,000	1,042
NXP BV
3.039% due 10/15/2013		500	494
9.500% due 10/15/2015		250	268
OI European Group BV
6.750% due 09/15/2020	EUR	250	337
OPTI Canada, Inc.
7.875% due 12/15/2014		$275	196
8.250% due 12/15/2014		350	251
OSI Restaurant Partners, Inc.
10.000% due 06/15/2015		250	261
OXEA Finance
9.500% due 07/15/2017		750	817
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		500	529
Petrohawk Energy Corp.
7.250% due 08/15/2018		500	508
Phillips-Van Heusen Corp.
7.375% due 05/15/2020		200	214
Picard Bondco S.A.
9.000% due 10/01/2018	EUR	100	142
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$750	750
Pinafore LLC
9.000% due 10/01/2018		1,000	1,085
Pinnacle Entertainment, Inc.
8.750% due 05/15/2020		500	520
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		1,000	1,028
10.625% due 04/01/2017		500	538
Plains Exploration & Production Co.
7.625% due 04/01/2020		500	529
Polypore International, Inc.
7.500% due 11/15/2017		250	256
Pregis Corp.
5.985% due 04/15/2013	EUR	500	611
Quebecor Media, Inc.
7.750% due 03/15/2016		$750	778
Quiksilver, Inc.
6.875% due 04/15/2015		500	491
QVC, Inc.
7.500% due 10/01/2019		250	264

Rain CII Carbon LLC
8.000% due 12/01/2018		100	103
Range Resources Corp.
6.750% due 08/01/2020		320	332
RBS Global, Inc.
8.500% due 05/01/2018		1,500	1,601
11.750% due 08/01/2016		250	269
Regency Energy Partners LP
6.875% due 12/01/2018		175	178
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		450	460
8.000% due 12/15/2016	EUR	250	336
9.000% due 04/15/2019		$2,000	2,082
Rhodia S.A.
6.875% due 09/15/2020		250	255
Roadhouse Financing, Inc.
10.750% due 10/15/2017		500	542
Sally Holdings LLC
10.500% due 11/15/2016		250	277
SandRidge Energy, Inc.
8.000% due 06/01/2018		250	255
8.625% due 04/01/2015 (a)		750	772
8.750% due 01/15/2020		500	516
Scientific Games International, Inc.
9.250% due 06/15/2019		500	519
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	251
Seagate HDD Cayman
7.750% due 12/15/2018		100	102
Sealy Mattress Co.
8.250% due 06/15/2014		250	257
10.875% due 04/15/2016		250	284
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		50	52
Seneca Gaming Corp.
8.250% due 12/01/2018		250	252
Simmons Foods, Inc.
10.500% due 11/01/2017		250	268
Smithfield Foods, Inc.
7.750% due 07/01/2017		1,000	1,045
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		750	825
SunGard Data Systems, Inc.
7.375% due 11/15/2018		500	505
7.625% due 11/15/2020		250	254
10.625% due 05/15/2015		250	277
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	950	1,336
Sunrise Communications International S.A.
7.000% due 12/31/2017		100	140
Telenet Finance Luxembourg SCA
6.375% due 11/15/2020		200	270
Tenet Healthcare Corp.
8.000% due 08/01/2020		$500	509
Thermon Industries, Inc.
9.500% due 05/01/2017		250	268
Trans Union LLC
11.375% due 06/15/2018		750	859
TransDigm, Inc.
7.750% due 12/15/2018		1,000	1,040
Transocean, Inc.
6.500% due 11/15/2020		250	266
Travelport LLC
9.000% due 03/01/2016		750	730
9.875% due 09/01/2014		250	245
Trinidad Drilling Ltd.
7.875% due 01/15/2019		100	102
Triumph Group, Inc.
8.625% due 07/15/2018		250	274
TVN Finance Corp. III AB
7.875% due 11/15/2018	EUR	200	265
UHS Escrow Corp.
7.000% due 10/01/2018		$125	129
Umbrella Acquisition, Inc.
9.750% due 03/15/2015 (a)		250	264
United Rentals North America, Inc.
8.375% due 09/15/2020		300	307
Universal City Development Partners Ltd.
8.875% due 11/15/2015		250	267
10.875% due 11/15/2016		500	549
Univision Communications, Inc.
7.875% due 11/01/2020		100	106
8.500% due 05/15/2021		500	509
UPC Holding BV
8.375% due 08/15/2020	EUR	2,000	2,774
USG Corp.
8.375% due 10/15/2018		$125	123
Valeant Pharmaceuticals International
6.750% due 10/01/2017		250	249
6.875% due 12/01/2018		250	249
7.000% due 10/01/2020		500	495
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		500	515
Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	531
Visant Corp.
10.000% due 10/01/2017		500	532
VWR Funding, Inc.
10.250% due 07/15/2015 (a)		750	791
Warner Chilcott Co. LLC
7.750% due 09/15/2018		600	609
West Corp.
8.625% due 10/01/2018		500	532
Whiting Petroleum Corp.
6.500% due 10/01/2018		50	51
Windstream Corp.
7.750% due 10/15/2020		250	259
7.875% due 11/01/2017		250	264
8.625% due 08/01/2016		400	423
WMG Acquisition Corp.
7.375% due 04/15/2014		250	241
Ziggo Finance BV
6.125% due 11/15/2017	EUR	225	299

			110,602

UTILITIES 6.4%
AES Corp.
8.000% due 10/15/2017		$500	531
8.000% due 06/01/2020		750	799
Calpine Corp.
7.500% due 02/15/2021		750	743
7.875% due 07/31/2020		250	254
Covanta Holding Corp.
7.250% due 12/01/2020		100	102
Energy Future Holdings Corp.
10.000% due 01/15/2020		750	775
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		250	253
10.000% due 12/01/2020		750	777
Expro Finance Luxembourg SCA
8.500% due 12/15/2016		500	480
Frontier Communications Corp.
7.125% due 03/15/2019		344	355
8.125% due 10/01/2018		250	276
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		500	478
Midwest Generation LLC
8.560% due 01/02/2016		174	175
NRG Energy, Inc.
8.250% due 09/01/2020		1,500	1,545
Sprint Capital Corp.
6.900% due 05/01/2019		1,000	993
8.750% due 03/15/2032		250	254
Sprint Nextel Corp.
6.000% due 12/01/2016		1,000	971
8.375% due 08/15/2017		750	808

			10,569

Total Corporate Bonds & Notes (Cost $141,935)			143,820

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Chesapeake Energy Corp.
2.250% due 12/15/2038		250	196

Total Convertible Bonds & Notes (Cost $189)			196

	SHARES
PREFERRED SECURITIES 0.1%
INDUSTRIALS 0.1%
Las Vegas Sands Corp.
10.000% due 12/15/2038		1,900	216

Total Preferred Securities (Cost $209)			216

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.9%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2011		$280	280

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $290. Repurchase proceeds are $280.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 8.7%
		1,439,130	14,414

Total Short-Term Instruments (Cost $14,694)			14,694

Total Investments 98.7% (Cost $161,324)			$163,352
Other Assets and Liabilities (Net) 1.3%			2,125

Net Assets 100.0%			$165,477

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind bond security.

(b)	Security becomes interest bearing at a future date.

(c)	Affiliated to the Fund.

(d)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $639 at a weighted average interest rate of 0.700%. On December 31, 2010, there were no open reverse repurchase agreements.

(e)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	$2,500	$79	$66	$13
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	5,000	157	66	91
CDX.HY-15 5-Year Index	DUB	5.000%	12/20/2015	5,000	157	112	45

					$393	$244	$149

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	100	02/2011	DUB	$0	$(1)	$(1)
Sell	EUR	77	01/2011	BCLY	0	(2)	(2)
Sell		1,024	01/2011	BNP	28	(6)	22
Sell		100	01/2011	BOA	0	(2)	(2)
Sell		11,229	01/2011	CITI	212	0	212
Sell		814	01/2011	CSFB	30	(3)	27
Sell		588	01/2011	DUB	0	(11)	(11)
Sell		3,143	01/2011	HSBC	0	(35)	(35)
Sell		434	01/2011	RBC	26	0	26
Sell		249	01/2011	RBS	17	0	17
Sell	GBP	141	03/2011	CITI	0	(3)	(3)
Sell		247	03/2011	HSBC	0	0	0
Sell		1,117	03/2011	RBS	6	0	6

					$319	$(63)	$256

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$4,426	$0	$4,426
Corporate Bonds & Notes
Banking & Finance	0	22,649	0	22,649
Industrials	0	110,602	0	110,602
Utilities	0	10,394	175	10,569
Convertible Bonds & Notes
Industrials	0	196	0	196
Preferred Securities
Industrials	0	216	0	216
Short-Term Instruments
Repurchase Agreements	0	280	0	280
PIMCO Short-Term Floating NAV Portfolio	14,414	0	0	14,414
	$14,414	$148,763	$175	$163,352
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	149	0	149
Foreign Exchange Contracts	0	319	0	319
	$0	$468	$0	$468
Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	0	(63)	0	(63)

Totals	$14,414	$149,168	$175	$163,757

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Utilities	$0	$171	$0	$0	$0	$4	$0	$0	$175	$4

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO Income Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.2%
American General Finance Corp.
7.250% due 04/21/2015		$19,145	$19,438
CIT Group, Inc.
6.250% due 08/11/2015		32,000	32,687
Ford Motor Co.
3.020% due 12/15/2013		7,115	7,096
3.040% due 12/15/2013		8,858	8,835
Graham Packaging Co. LP
6.000% due 09/23/2016		1,000	1,013
HCA, Inc.
1.553% due 11/17/2012		2,000	1,973
2.553% due 11/17/2013		26,000	25,779
Intelsat Ltd.
5.250% due 04/03/2018		10,000	10,111
International Lease Finance Corp.
6.750% due 03/17/2015		1,700	1,732
7.000% due 03/17/2016		1,300	1,324
Novelis, Inc.
5.000% due 12/14/2016		3,000	3,043
Petroleum Export Ltd.
3.319% due 12/07/2012		10,000	9,971
Remy International, Inc.
6.250% due 12/17/2016		2,000	2,019
Reynolds Group Holdings Ltd.
6.500% due 05/05/2016		10,000	10,110
Syniverse Holdings, Inc.
5.250% due 12/31/2017		1,000	1,014
Texas Competitive Electric Holdings Co. LLC
3.764% due 10/10/2014		3,971	3,055
3.789% due 10/10/2014		3	2

Total Bank Loan Obligations (Cost $137,265)			139,202

CORPORATE BONDS & NOTES 28.2%
BANKING & FINANCE 16.3%
ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		3,000	2,572
Ally Financial, Inc.
6.000% due 04/01/2011		2,425	2,449
6.000% due 12/15/2011		545	555
6.000% due 03/15/2019		1,190	1,022
6.200% due 03/15/2016		2,652	2,457
7.000% due 05/15/2018		2,380	2,227
7.100% due 01/15/2013		3,000	3,008
7.250% due 09/15/2017		1,778	1,679
7.500% due 12/31/2013		5,000	5,412
7.500% due 11/15/2016		2,040	1,999
AMB Property LP
4.000% due 01/15/2018 (i)		6,000	5,705
6.625% due 12/01/2019 (i)		5,000	5,495
American General Finance Corp.
6.900% due 12/15/2017		1,000	812
American International Group, Inc.
4.250% due 05/15/2013		500	519
5.000% due 06/26/2017	EUR	500	631
5.750% due 03/15/2067	GBP	9,000	11,155
5.850% due 01/16/2018		$1,400	1,448
8.625% due 05/22/2068	GBP	1,000	1,544
Banco do Brasil S.A.
6.000% due 01/22/2020		$4,000	4,340
Bank of America Corp.
6.000% due 09/01/2017		500	525
Barclays Bank PLC
7.434% due 09/29/2049		375	370
14.000% due 11/29/2049	GBP	4,000	7,515
Bear Stearns Cos. LLC
6.400% due 10/02/2017 (i)		$11,000	12,558
6.950% due 08/10/2012		137	150
BNP Paribas
7.195% due 06/29/2049		2,025	1,954
Cantor Fitzgerald LP
6.375% due 06/26/2015 (i)		7,000	7,084
7.875% due 10/15/2019		2,000	2,063
CIT Group, Inc.
7.000% due 05/01/2013		1,441	1,474
7.000% due 05/01/2014		361	366
7.000% due 05/01/2015		362	363
7.000% due 05/01/2016		1,603	1,613
7.000% due 05/01/2017		6,344	6,376
Citigroup Capital XXI
8.300% due 12/21/2077		475	496
Citigroup, Inc.
2.286% due 08/13/2013 (i)		5,000	5,088
4.587% due 12/15/2015 (i)		5,000	5,218
6.000% due 08/15/2017		500	543
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	7,000	8,887
Credit Agricole S.A.
5.136% due 12/29/2049	GBP	8,000	10,103
FCE Bank PLC
7.125% due 01/16/2012	EUR	6,450	8,878
7.125% due 01/15/2013		1,600	2,240
9.375% due 01/17/2014		1,000	1,492
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		$3,000	3,157
7.375% due 02/01/2011		1,750	1,755
12.000% due 05/15/2015		12,000	15,109
General Electric Capital Corp.
0.409% due 04/10/2012 (i)		1,060	1,059
6.875% due 01/10/2039 (i)		4,000	4,638
GMAC International Finance BV
7.500% due 04/21/2015	EUR	7,500	10,423
Goldman Sachs Group, Inc.
1.393% due 01/30/2017		10,000	12,286
6.250% due 09/01/2017		$500	553
HBOS PLC
6.750% due 05/21/2018		500	469
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		5,000	5,010
Hospitality Properties Trust
5.625% due 03/15/2017		10,000	9,949
6.300% due 06/15/2016 (i)		10,000	10,529
HSBC Finance Corp.
6.676% due 01/15/2021 (i)		20,000	20,242
ICICI Bank Ltd.
5.750% due 11/16/2020 (i)		19,700	19,679
Ineos Finance PLC
9.000% due 05/15/2015		900	962
ING Bank NV
1.103% due 03/30/2012 (i)		5,000	4,985
International Lease Finance Corp.
0.633% due 07/01/2011		300	295
4.750% due 01/13/2012		600	607
5.350% due 03/01/2012		150	152
5.400% due 02/15/2012		150	152
5.450% due 03/24/2011		500	504
5.625% due 09/20/2013		500	505
5.750% due 06/15/2011		1,600	1,616
5.875% due 05/01/2013		3,950	4,014
6.750% due 09/01/2016		4,500	4,826
7.125% due 09/01/2018		500	534
7.125% due 09/01/2018 (i)		27,100	28,929
8.750% due 03/15/2017		1,500	1,612
Kilroy Realty LP
5.000% due 11/03/2015 (i)		20,000	19,876
Kimco Realty Corp.
6.875% due 10/01/2019 (i)		5,000	5,666
Marina District Finance Co., Inc.
9.875% due 08/15/2018 (i)		1,000	990
Merrill Lynch & Co., Inc.
1.578% due 09/14/2018	EUR	3,000	3,142
Morgan Stanley
1.357% due 03/01/2013		1,250	1,599
1.407% due 01/16/2017		10,000	11,858
Nomura Holdings, Inc.
6.700% due 03/04/2020		$3,800	4,074
NSG Holdings LLC
7.750% due 12/15/2025		225	210
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		17,000	17,765
Provident Funding Associates
10.250% due 04/15/2017		11,925	12,432
Qatari Diar Finance QSC
5.000% due 07/21/2020		10,000	9,990
Reckson Operating Partnership LP
7.750% due 03/15/2020		12,955	13,885
Regions Financial Corp.
7.750% due 11/10/2014		9,750	10,148
Royal Bank of Scotland Group PLC
0.489% due 04/11/2016		2,500	2,066
1.043% due 09/29/2015		7,000	5,923
3.950% due 09/21/2015 (i)		5,000	4,920
5.625% due 08/24/2020 (i)		20,000	19,921
SLM Corp.
0.518% due 10/25/2011		1,060	1,045
1.300% due 11/15/2011	EUR	1,000	1,289
1.356% due 06/17/2013		100	120
5.000% due 06/15/2018		$125	106
8.000% due 03/25/2020		6,120	6,215
8.450% due 06/15/2018		10,750	11,189
SLM Corp. CPI Linked Bond
2.624% due 03/15/2012		269	262
3.594% due 06/15/2013		260	243
Stone Street Trust
5.902% due 12/15/2015 (i)		13,000	13,493
Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021		3,000	2,896
UBS AG
4.875% due 08/04/2020 (i)		13,000	13,251
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	3,000	4,126
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	100	141
Vnesheconombank Via VEB Finance Ltd.
5.450% due 11/22/2017		$20,000	20,050
Waha Aerospace BV
3.925% due 07/28/2020 (i)		17,500	17,679
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		300	306
11.750% due 07/15/2017		1,000	1,133

			542,945

INDUSTRIALS 9.8%
Air Canada
9.250% due 08/01/2015		500	528
Alere, Inc.
8.625% due 10/01/2018		800	814

Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,034
American Airlines Pass-Through Trust
6.978% due 10/01/2012		3	3
American Airlines Pass-Through Trust
10.375% due 01/02/2021		1,973	2,328
AmeriGas Partners LP
7.125% due 05/20/2016		180	187
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		500	528
Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,371
6.375% due 09/15/2017		15,300	16,689
6.450% due 09/15/2036		6,500	6,503
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,771
6.500% due 04/15/2040		4,200	4,308
ARAMARK Corp.
8.500% due 02/01/2015		1,000	1,050
Arch Coal, Inc.
7.250% due 10/01/2020		400	424
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	200	270
9.250% due 10/15/2020		300	413
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	499
Associated Materials LLC
9.125% due 11/01/2017		500	524
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016		1,000	996
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,250	1,344
BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,038
Berry Petroleum Co.
10.250% due 06/01/2014		250	288
Berry Plastics Corp.
9.750% due 01/15/2021		750	746
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,115
Biomet, Inc.
11.625% due 10/15/2017		1,600	1,776
BorgWarner, Inc.
4.625% due 09/15/2020		3,000	2,968
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		500	509
Buccaneer Merger Sub, Inc.
9.125% due 01/15/2019		500	519
Building Materials Corp. of America
7.500% due 03/15/2020		1,225	1,253
Cablevision Systems Corp.
8.000% due 04/15/2020		1,200	1,290
Capella Healthcare, Inc.
9.250% due 07/01/2017		850	903
CCO Holdings LLC
7.250% due 10/30/2017		1,000	1,020
7.875% due 04/30/2018		300	312
8.125% due 04/30/2020		1,300	1,375
Cedar Fair LP
9.125% due 08/01/2018		500	541
Chemtura Corp.
7.875% due 09/01/2018		800	852
Chesapeake Energy Corp.
9.500% due 02/15/2015		1,000	1,132
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016		350	383
Citadel Broadcasting Corp.
7.750% due 12/15/2018		75	78
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		625	684
Clearwater Paper Corp.
7.125% due 11/01/2018		75	78
Coffeyville Resources LLC
9.000% due 04/01/2015		675	726
Comcast Corp.
5.900% due 03/15/2016		500	560
Community Health Systems, Inc.
8.875% due 07/15/2015		700	737
Concho Resources, Inc.
7.000% due 01/15/2021		750	771
Consol Energy, Inc.
8.250% due 04/01/2020		650	705
Continental Airlines Pass-Through Trust
7.875% due 01/02/2020		784	768
Continental Airlines, Inc.
6.750% due 09/15/2015		3,750	3,881
Continental Resources, Inc.
7.375% due 10/01/2020		500	532
Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		1,000	1,065
CVS Pass-Through Trust
5.773% due 01/10/2033		7,000	6,963
7.507% due 01/10/2032 (i)		4,921	5,607
DaVita, Inc.
6.375% due 11/01/2018		175	175
6.625% due 11/01/2020		150	149
Delta Air Lines Pass-Through Trust
6.200% due 07/02/2018 (i)		8,600	9,138
Denbury Resources, Inc.
8.250% due 02/15/2020		550	600
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		250	337
Devon Financing Corp. ULC
6.875% due 09/30/2011		500	522
DISH DBS Corp.
7.125% due 02/01/2016		1,300	1,349
DJO Finance LLC
9.750% due 10/15/2017		1,000	1,035
El Paso Corp.
7.750% due 01/15/2032		2,300	2,299
8.050% due 10/15/2030		1,700	1,733
Energy Transfer Equity LP
7.500% due 10/15/2020		675	699
FBG Finance Ltd.
5.125% due 06/15/2015		2,000	2,125
Ferrellgas Partners LP
8.625% due 06/15/2020		1,000	1,080
Fidelity National Information Services, Inc.
7.625% due 07/15/2017		150	159
FMG Resources Pty Ltd.
7.000% due 11/01/2015		125	129
Forest Oil Corp.
8.500% due 02/15/2014		200	220
Frac Tech Services LLC
7.125% due 11/15/2018		100	102
Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037		10,000	10,397
9.250% due 04/23/2019		10,000	12,338
Georgia-Pacific LLC
5.400% due 11/01/2020		1,100	1,090
Global Geophysical Services, Inc.
10.500% due 05/01/2017		400	400
Graphic Packaging International, Inc.
7.875% due 10/01/2018		500	526
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,369
Harvest Operations Corp.
6.875% due 10/01/2017		$750	776
HCA Holdings, Inc.
7.750% due 05/15/2021		200	200
HCA, Inc.
7.250% due 09/15/2020		6,000	6,300
7.875% due 02/15/2020		5,500	5,912
8.500% due 04/15/2019		3,700	4,070
9.125% due 11/15/2014		1,000	1,051
9.250% due 11/15/2016		8,700	9,304
9.625% due 11/15/2016 (c)		20,000	21,475
HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	6,000	8,459
7.500% due 10/31/2014		2,000	2,880
7.500% due 04/03/2020		3,000	4,159
8.500% due 10/31/2019		5,000	7,358
Huntsman International LLC
8.625% due 03/15/2021		$800	868
Insight Communications Co., Inc.
9.375% due 07/15/2018		800	856
Intelsat Corp.
9.250% due 08/15/2014		250	259
9.250% due 06/15/2016		410	445
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,000	1,015
9.500% due 06/15/2016		50	53
Interactive Data Corp.
10.250% due 08/01/2018		250	275
Intergen NV
9.000% due 06/30/2017		1,000	1,065
inVentiv Health, Inc.
10.000% due 08/15/2018		250	251
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,000	5,182
LifePoint Hospitals, Inc.
6.625% due 10/01/2020		575	574
Linn Energy LLC
7.750% due 02/01/2021		1,000	1,030
Lyondell Chemical Co.
8.000% due 11/01/2017		13,502	14,970
Manitowoc Co., Inc.
8.500% due 11/01/2020		125	133
MarkWest Energy Partners LP
6.750% due 11/01/2020		100	100
McClatchy Co.
11.500% due 02/15/2017		450	508
McJunkin Red Man Corp.
9.500% due 12/15/2016		250	238
MGM Resorts International
10.375% due 05/15/2014		700	789
Michael Foods, Inc.
9.750% due 07/15/2018		400	439
Michaels Stores, Inc.
7.750% due 11/01/2018		200	200
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		225	238
Mueller Water Products, Inc.
8.750% due 09/01/2020		750	832
Mylan, Inc.
7.875% due 07/15/2020		300	325
Newfield Exploration Co.
6.875% due 02/01/2020		50	53
7.125% due 05/15/2018		550	582

NFR Energy LLC
9.750% due 02/15/2017		500	496
Nielsen Finance LLC
7.750% due 10/15/2018		400	416
Northwest Airlines Pass-Through Trust
1.034% due 05/20/2014		3,223	3,046
Novelis, Inc.
8.375% due 12/15/2017		550	572
8.750% due 12/15/2020		550	573
NXP BV
3.039% due 10/15/2013		5,500	5,438
OPTI Canada, Inc.
8.250% due 12/15/2014		250	179
9.000% due 12/15/2012		750	756
OXEA Finance
9.500% due 07/15/2017		750	817
Patheon, Inc.
8.625% due 04/15/2017		100	100
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		400	414
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		100	106
Petrohawk Energy Corp.
7.250% due 08/15/2018		1,000	1,015
Petroleos Mexicanos
5.500% due 01/21/2021 (i)		10,000	10,175
PHH Corp.
9.250% due 03/01/2016		1,000	1,060
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		500	500
Pinafore LLC
9.000% due 10/01/2018		800	868
Plains Exploration & Production Co.
7.625% due 04/01/2020		1,400	1,482
Precision Drilling Corp.
6.625% due 11/15/2020		125	127
Pride International, Inc.
6.875% due 08/15/2020		600	625
7.875% due 08/15/2040		800	870
Punch Taverns Finance B Ltd.
7.369% due 06/30/2022	GBP	6,000	8,232
Punch Taverns Finance PLC
5.883% due 10/15/2026		7,961	9,027
Quebecor Media, Inc.
7.750% due 03/15/2016		$700	726
Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,654
Rain CII Carbon LLC
8.000% due 12/01/2018		150	154
Range Resources Corp.
8.000% due 05/15/2019		1,100	1,203
Regency Energy Partners LP
6.875% due 12/01/2018		125	127
Rent-A-Center, Inc.
6.625% due 11/15/2020		50	50
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		225	230
8.500% due 05/15/2018		1,500	1,515
9.000% due 04/15/2019		125	130
Roofing Supply Group LLC
8.625% due 12/01/2017		100	104
SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)		550	566
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,012
Seagate HDD Cayman
7.750% due 12/15/2018		500	509
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		75	78
Seneca Gaming Corp.
8.250% due 12/01/2018		600	604
Simmons Foods, Inc.
10.500% due 11/01/2017		100	107
Spirit Issuer PLC
1.836% due 12/28/2031	GBP	750	795
6.582% due 12/28/2027		1,374	1,810
Suburban Propane Partners LP
7.375% due 03/15/2020		$250	268
SunGard Data Systems, Inc.
7.375% due 11/15/2018		325	328
7.625% due 11/15/2020		225	229
Teck Resources Ltd.
4.500% due 01/15/2021		5,000	5,094
Tenet Healthcare Corp.
8.000% due 08/01/2020		500	509
8.875% due 07/01/2019		2,500	2,837
Thermon Industries, Inc.
9.500% due 05/01/2017		600	642
Times Square Hotel Trust
8.528% due 08/01/2026		2,170	2,398
Trinidad Drilling Ltd.
7.875% due 01/15/2019		75	76
UAL Pass-Through Trust
9.750% due 01/15/2017		190	219
9.750% due 01/15/2017 (i)		6,072	6,983
10.400% due 05/01/2018		1,653	1,909
UHS Escrow Corp.
7.000% due 10/01/2018		825	850
Univision Communications, Inc.
7.875% due 11/01/2020		175	185
Valeant Pharmaceuticals International
6.750% due 10/01/2017		100	100
6.875% due 12/01/2018		375	374
7.000% due 10/01/2020		500	495
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		1,000	1,025
Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	531
Warner Chilcott Co. LLC
7.750% due 09/15/2018		1,250	1,269
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,014
7.950% due 03/15/2025		300	314
Whiting Petroleum Corp.
6.500% due 10/01/2018		1,000	1,015
Windstream Corp.
8.125% due 09/01/2018		500	527
8.625% due 08/01/2016		550	582
WMG Acquisition Corp.
9.500% due 06/15/2016		500	539
Wynn Las Vegas LLC
7.750% due 08/15/2020		1,000	1,087

			324,621

UTILITIES 2.1%
AES Andres Dominicana
9.500% due 11/12/2020		10,400	10,868
AES Corp.
8.000% due 10/15/2017		325	345
8.875% due 02/15/2011		1,050	1,057
9.750% due 04/15/2016		1,500	1,684
AES Ironwood LLC
8.857% due 11/30/2025		195	195
BP Capital Markets PLC
0.442% due 04/11/2011		1,300	1,301
4.500% due 10/01/2020 (i)		8,700	8,696
4.750% due 03/10/2019 (i)		13,200	13,632
Calpine Corp.
7.875% due 07/31/2020		3,000	3,053
Covanta Holding Corp.
7.250% due 12/01/2020		125	127
Cricket Communications, Inc.
10.000% due 07/15/2015		150	161
El Paso Performance-Linked Trust
7.750% due 07/15/2011		250	257
Energy Future Holdings Corp.
9.750% due 10/15/2019		100	101
10.000% due 01/15/2020		3,000	3,101
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		600	608
Expro Finance Luxembourg SCA
8.500% due 12/15/2016		500	480
Frontier Communications Corp.
7.125% due 03/15/2019		1,200	1,239
GenOn Energy, Inc.
7.875% due 06/15/2017		500	488
Inergy LP
7.000% due 10/01/2018		1,000	1,013
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	1,954
Midwest Generation LLC
8.560% due 01/02/2016		798	806
NGPL PipeCo LLC
7.768% due 12/15/2037		1,000	1,047
NRG Energy, Inc.
7.375% due 01/15/2017		1,500	1,549
8.250% due 09/01/2020		3,300	3,399
NV Energy, Inc.
6.250% due 11/15/2020		2,000	2,020
Qwest Corp.
7.500% due 06/15/2023		2,000	1,995
Sithe Independence Funding Corp.
9.000% due 12/30/2013		331	343
Sprint Capital Corp.
6.900% due 05/01/2019		300	298
8.750% due 03/15/2032		1,500	1,523
Sprint Nextel Corp.
6.000% due 12/01/2016		160	155
Telecom Italia Capital S.A.
7.200% due 07/18/2036		4,300	4,049
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,196	1,279

			68,823

Total Corporate Bonds & Notes (Cost $899,023)			936,389

CONVERTIBLE BONDS & NOTES 1.0%
BANKING & FINANCE 0.8%
SL Green Operating Partnership LP
3.000% due 10/15/2017		25,000	25,656
U.S. Bancorp
0.000% due 09/20/2036		305	302

			25,958

INDUSTRIALS 0.2%
Chesapeake Energy Corp.
2.250% due 12/15/2038	2,000	1,567
2.500% due 05/15/2037	1,200	1,077
Transocean, Inc.
1.500% due 12/15/2037	5,000	4,950

		7,594

Total Convertible Bonds & Notes (Cost $32,013)		33,552

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.9%
Alameda County, California Oakland Unified School
District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	300	327
California State Bay Area Toll Authority Revenue
Bonds, Series 2010
6.907% due 10/01/2050	7,500	7,526
6.918% due 04/01/2040	7,000	7,056
7.043% due 04/01/2050	2,340	2,368
Los Angeles, California Community College District
General Obligation Bonds, Series 2010
6.750% due 08/01/2049	7,000	7,231
Orange County, California Sanitation District
Revenue Bonds, Series 2010
6.400% due 02/01/2044	5,000	4,930

		29,438

MICHIGAN 0.2%
Michigan State Municipal Bond Authority Revenue
Notes, Series 2010
5.000% due 03/21/2011	5,000	5,034

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds,
Series 2010
7.102% due 01/01/2041	5,500	5,967

NEW YORK 0.2%
New York City, New York General Obligation Bonds,
Series 2010
6.646% due 12/01/2031	5,500	5,554
New York City, New York Transitional Finance
Authority Revenue Bonds, Series 2010
5.508% due 08/01/2037	2,000	1,927

		7,481

OHIO 0.0%
Ohio State American Municipal Power, Inc. Revenue
Bonds, Series 2010
5.939% due 02/15/2047	1,500	1,366

TENNESSEE 0.1%
Nashville & Davidson County, Tennessee
Metropolitan Government Revenue Bonds, Series 2010
6.568% due 07/01/2037	1,000	1,020
6.693% due 07/01/2041	1,000	1,002

		2,022

Total Municipal Bonds & Notes (Cost $50,747)		51,308

U.S. GOVERNMENT AGENCIES 32.6%
Fannie Mae
0.321% due 12/25/2036 (i)	175	173
0.381% due 03/25/2034 (i)	80	79
0.411% due 08/25/2034 (i)	33	31
0.611% due 11/25/2032	10	10
0.611% due 03/25/2044 (i)	50	48
0.661% due 04/18/2028 - 09/18/2031	35	36
0.661% due 09/25/2032 - 08/25/2036 (i)	92	92
0.681% due 11/25/2021	15	15
0.731% due 07/25/2021	21	21
0.981% due 08/25/2022	11	10
1.081% due 05/25/2022	9	9
1.131% due 05/25/2018 (i)	34	34
1.131% due 10/25/2020	13	13
1.181% due 04/25/2021	9	9
1.181% due 05/25/2021 - 10/25/2021 (i)	66	67
1.457% due 11/01/2028 (i)	688	703
1.481% due 01/25/2024 (i)	36	37
1.530% due 10/01/2044	16	15
1.581% due 11/25/2021 (i)	43	45
1.730% due 10/01/2040 (i)	140	142
1.965% due 12/01/2035	24	24
2.010% due 12/01/2034 (i)	233	239
2.066% due 11/01/2033 (i)	115	120
2.070% due 02/01/2032 (i)	72	74
2.150% due 11/01/2033	15	15
2.154% due 09/25/2022	11	11
2.192% due 01/01/2018 (i)	57	58
2.215% due 01/01/2035 (i)	133	137
2.225% due 07/01/2019 (i)	74	76
2.279% due 08/01/2033 (i)	179	186
2.283% due 12/01/2035	7	7
2.330% due 06/01/2025	4	4
2.372% due 09/01/2033 (i)	49	51
2.431% due 10/01/2025 (i)	71	74
2.434% due 09/01/2035 (i)	40	42
2.465% due 12/01/2032 - 12/01/2033 (i)	146	149
2.500% due 09/01/2024 - 07/01/2032 (i)	435	453
2.511% due 07/01/2025	2	3
2.516% due 04/01/2033	11	11
2.540% due 06/01/2019	16	17
2.548% due 07/01/2035 (i)	33	34
2.552% due 10/01/2035 (i)	429	451
2.565% due 05/01/2024 (i)	48	50
2.566% due 07/01/2032 (i)	39	41
2.575% due 05/01/2024 - 04/01/2032 (i)	196	204
2.581% due 04/01/2024	17	18
2.593% due 10/01/2017	19	19
2.605% due 08/01/2032 (i)	30	32
2.607% due 03/01/2033 (i)	339	354
2.644% due 10/01/2032 (i)	36	38
2.649% due 02/01/2032	21	21
2.670% due 03/25/2022	21	22
2.670% due 03/01/2034 (i)	40	42
2.686% due 05/01/2018	17	17
2.720% due 09/25/2022	10	10
2.764% due 10/01/2034 (i)	218	228
2.770% due 01/25/2022 (i)	57	60
2.770% due 04/25/2023	13	13
2.807% due 07/01/2036 (i)	68	71
2.833% due 01/01/2035 (i)	246	258
2.847% due 10/01/2025	4	5
2.904% due 11/01/2020	12	12
2.904% due 11/01/2020 (i)	49	49
2.910% due 04/01/2017	4	4
2.913% due 07/01/2017 - 07/01/2018	21	21
2.913% due 07/01/2018 (i)	45	46
2.926% due 05/01/2018 (i)	35	35
2.948% due 03/01/2020	10	11
2.949% due 03/01/2036 (i)	357	375
2.963% due 09/01/2017	10	10
2.963% due 03/01/2033 (i)	67	68
2.968% due 08/01/2032	26	27
3.000% due 08/01/2018 (i)	34	34
3.000% due 12/01/2020	10	10
3.036% due 01/01/2018	7	7
3.170% due 01/01/2019	8	9
3.250% due 09/01/2024 (i)	53	56
3.256% due 07/01/2032 (i)	656	682
3.258% due 01/01/2028	4	4
3.325% due 08/01/2017	18	18
3.328% due 09/01/2017	14	14
3.359% due 07/01/2017	3	3
3.395% due 09/01/2031 (i)	160	162
3.396% due 11/01/2018	1	1
3.500% due 02/01/2028	4	4
3.525% due 07/01/2018	6	6
3.570% due 08/01/2026	16	17
3.575% due 08/01/2017	14	15
3.588% due 12/01/2027	6	6
3.591% due 07/01/2026	13	14
3.608% due 11/01/2029 (i)	75	79
3.651% due 05/01/2019	9	10
3.661% due 05/01/2028	9	9
3.665% due 01/01/2029 (i)	157	162
3.733% due 06/01/2032 (i)	355	368
3.750% due 09/01/2016 - 09/01/2017	24	25
3.755% due 03/01/2016	4	4
3.788% due 01/01/2018	6	6
3.875% due 07/01/2017 - 01/01/2027	26	27
3.923% due 04/01/2028	19	20
3.950% due 09/01/2030 (i)	72	76
4.000% due 06/01/2017 - 12/01/2040	1,637	1,631
4.000% due 01/01/2039 - 12/01/2040 (i)	450,068	448,317
4.195% due 12/01/2027	25	25
4.261% due 09/01/2024	6	7
4.500% due 04/01/2039 - 11/01/2040 (i)	218,053	221,178
4.647% due 03/01/2036 (i)	61	64
4.975% due 09/01/2022 (i)	29	31
5.000% due 01/01/2016 - 06/25/2043 (i)	504	516
5.136% due 09/01/2018	22	23
5.293% due 10/01/2033	8	8
5.500% due 11/25/2032 - 06/01/2048 (i)	151,917	163,251
5.500% due 04/25/2037	17,062	17,407
5.809% due 02/25/2037 (b)(i)	5,547	691
5.964% due 10/01/2036 (i)	51	55
6.000% due 06/25/2029 - 09/01/2037 (i)	21,787	23,947
6.089% due 01/25/2040 (b)(i)	13,466	2,242
6.189% due 10/25/2039 (b)(i)	17,179	2,401
6.239% due 02/25/2037 (b)(i)	14,491	1,935
6.289% due 10/25/2036 (b)(i)	9,430	1,218
6.419% due 04/01/2027 (i)	130	130

6.500% due 06/25/2028 - 02/01/2036 (i)		1,034	1,149
6.850% due 12/18/2027 (i)		36	40
6.900% due 05/25/2023 (i)		127	142
7.000% due 07/25/2022 - 08/01/2036 (i)		1,404	1,572
7.000% due 12/25/2023		54	64
7.202% due 01/17/2040 (i)		2,617	2,731
7.324% due 06/25/2042 (i)		62	72
7.500% due 07/25/2022 - 06/25/2042 (i)		258	294
7.500% due 10/25/2022 - 12/25/2030		34	38
7.660% due 05/01/2015 (i)		903	956
8.000% due 07/25/2022 (i)		36	44
8.600% due 08/25/2019 (i)		258	295
Freddie Mac
0.216% due 08/05/2011 (g)		221	221
0.350% due 04/01/2011 (g)		6,545	6,548
0.372% due 03/09/2011 (g)		23	23
1.742% due 07/25/2044 (i)		34	33
2.125% due 04/01/2017 (i)		281	291
2.227% due 05/01/2035 (i)		285	296
2.278% due 02/01/2033		6	6
2.360% due 06/01/2033 (i)		41	43
2.374% due 08/01/2034		4	4
2.473% due 01/01/2033 (i)		28	29
2.474% due 10/01/2032 (i)		90	94
2.480% due 09/01/2031 (i)		277	278
2.489% due 01/01/2033 (i)		27	28
2.505% due 11/01/2031 (i)		84	88
2.509% due 09/01/2023 (i)		36	37
2.513% due 08/01/2024 (i)		27	28
2.521% due 05/01/2029 (i)		121	127
2.535% due 07/01/2034 (i)		272	283
2.537% due 09/01/2034 (i)		231	240
2.553% due 02/01/2026 (i)		59	61
2.574% due 09/01/2032 (i)		187	188
2.576% due 01/01/2035 (i)		274	286
2.593% due 09/01/2033 (i)		382	398
2.595% due 04/01/2033		5	5
2.598% due 05/01/2033 (i)		59	62
2.601% due 12/01/2034 (i)		62	65
2.611% due 10/01/2026		4	4
2.619% due 09/01/2033		18	19
2.625% due 07/01/2017 (i)		39	40
2.635% due 07/01/2025 (i)		84	88
2.682% due 03/01/2032 (i)		609	639
2.686% due 01/01/2035 (i)		215	225
2.700% due 07/01/2033 (i)		46	48
2.731% due 03/01/2031 (i)		133	139
2.750% due 10/01/2024 (i)		48	51
2.766% due 11/01/2029 (i)		582	611
2.770% due 09/01/2024 (i)		35	37
2.817% due 04/01/2036 (i)		36	37
2.890% due 08/01/2034 (i)		261	262
2.913% due 06/01/2019		24	25
2.933% due 12/01/2033 (i)		329	346
2.955% due 08/01/2035		15	15
2.999% due 07/01/2033 (i)		191	202
3.000% due 01/01/2020		21	22
3.012% due 07/01/2024		15	15
3.040% due 10/01/2035 (i)		284	285
3.218% due 11/01/2035 (i)		248	260
3.241% due 11/01/2017		17	17
3.282% due 05/01/2019		7	8
3.334% due 02/01/2018 (i)		44	46
3.396% due 02/01/2036 (i)		95	99
3.755% due 06/01/2019 (i)		54	54
3.756% due 05/01/2019 (i)		296	297
3.866% due 02/01/2015 (i)		55	55
4.000% due 02/15/2017 (i)		42	43
4.503% due 03/01/2025 (i)		51	51
4.867% due 09/01/2018 (i)		36	38
4.880% due 03/01/2025		2	2
5.244% due 09/01/2037 (i)		41	43
5.427% due 09/01/2037		14	15
5.447% due 04/01/2036 (i)		51	53
5.500% due 08/15/2036 - 02/01/2038 (i)		63,893	68,336
5.524% due 05/01/2037 (i)		42	44
5.592% due 06/01/2037		5	6
5.712% due 09/01/2037		15	16
5.736% due 12/01/2037		21	22
5.784% due 11/01/2036		9	9
5.801% due 08/01/2037		13	14
5.816% due 09/01/2037 (i)		28	30
5.844% due 01/01/2037 (i)		594	630
5.854% due 08/01/2037		1	1
5.977% due 09/01/2036		8	8
5.983% due 08/01/2036		13	14
6.000% due 03/15/2017		5	5
6.000% due 08/15/2018 - 02/15/2032 (i)		21,926	24,014
6.165% due 02/01/2037		16	17
6.440% due 04/15/2026 - 01/15/2036 (b)(i)		26,409	3,431
6.500% due 11/15/2021 - 04/15/2029 (i)		1,549	1,753
6.750% due 01/15/2024		38	40
6.840% due 06/15/2032 (b)(i)		9,002	1,080
6.940% due 07/15/2034 (b)(i)		5,160	767
6.986% due 09/01/2037 (i)		479	510
7.000% due 10/15/2013		26	27
7.000% due 05/15/2021 - 12/01/2047 (i)		2,026	2,275
7.500% due 09/01/2011		11	11
7.500% due 06/01/2014 - 01/15/2023 (i)		581	639
8.500% due 06/15/2031 (i)		612	706
8.753% due 05/15/2023 (i)		50	57
9.000% due 09/15/2020 - 02/15/2021 (i)		273	306
20.253% due 10/15/2031 (i)		396	531
Ginnie Mae
1.832% due 03/16/2051 (b)(i)		55,274	4,459
2.000% due 01/20/2035		9	10
2.625% due 08/20/2027		3	3
2.625% due 10/20/2029 (i)		158	162
2.750% due 01/20/2032 - 03/20/2032 (i)		309	317
3.000% due 10/20/2030 - 10/20/2032 (i)		183	188
3.000% due 12/20/2033		20	21
3.125% due 10/20/2025 - 08/20/2033		52	53
3.250% due 02/20/2029 (i)		38	39
3.375% due 06/20/2022 - 05/20/2029		87	90
3.375% due 04/20/2032 - 06/20/2032 (i)		344	355
4.000% due 10/15/2039 - 10/15/2040		2,988	3,016
4.000% due 11/15/2040 (i)		44,936	45,358
5.500% due 04/20/2037 (i)		61	63
6.100% due 06/15/2028 - 03/15/2029		1,766	1,956
6.490% due 01/15/2028 - 01/15/2029		1,657	1,880
27.263% due 03/20/2031 (i)		1,163	2,005
Small Business Administration
4.628% due 03/10/2013		301	315
5.370% due 04/01/2028		1,514	1,643
7.100% due 02/01/2017		48	52
7.190% due 12/01/2019		471	522
7.590% due 01/01/2020		231	258
Vendee Mortgage Trust
6.500% due 09/15/2024 (i)		230	243

Total U.S. Government Agencies (Cost $1,091,611)			1,082,568

U.S. TREASURY OBLIGATIONS 4.7%
Treasury Inflation Protected Securities (e)
2.125% due 02/15/2040 (i)		10,119	10,750
U.S. Treasury Notes
1.875% due 09/30/2017		34,200	32,573
2.500% due 06/30/2017		30,200	30,092
3.125% due 05/15/2019		20,500	20,719
3.375% due 11/15/2019		19,000	19,399
3.625% due 08/15/2019		39,800	41,585

Total U.S. Treasury Obligations (Cost $154,446)			155,118

MORTGAGE-BACKED SECURITIES 58.4%
Adjustable Rate Mortgage Trust
0.511% due 03/25/2036		1,942	1,091
2.836% due 03/25/2035		10,641	9,685
3.038% due 05/25/2035		748	747
3.047% due 01/25/2036		2,195	1,558
5.314% due 01/25/2036		1,477	1,284
5.319% due 11/25/2035		1,501	1,216
American General Mortgage Loan Trust
5.150% due 03/25/2058		821	856
American Home Mortgage Assets
1.288% due 09/25/2046		1,455	844
American Home Mortgage Investment Trust
0.561% due 11/25/2045		919	619
1.761% due 10/25/2034		4,272	3,260
2.207% due 11/25/2045		16,989	13,433
2.261% due 02/25/2045		1,705	1,530
2.457% due 06/25/2045		1,623	1,489
Arkle Master Issuer PLC
0.374% due 02/17/2052		6,000	5,943
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	8,000	10,682
2.403% due 05/16/2047		4,000	5,327
ASG Resecuritization Trust
5.385% due 03/26/2037		$961	965
Banc of America Alternative Loan Trust
4.750% due 02/25/2019		94	96
5.500% due 07/25/2020		292	286
5.500% due 12/25/2035		719	621
6.000% due 03/25/2021		138	132
6.000% due 11/25/2034		138	141
6.000% due 12/25/2034		131	123
6.000% due 06/25/2046		6,335	5,344
6.007% due 11/25/2021		1,546	1,418

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		52	52
5.634% due 07/10/2046		550	591
5.662% due 04/10/2049		4,000	4,091
6.186% due 06/11/2035		243	251
Banc of America Funding Corp.
0.761% due 06/26/2035		9,443	8,636
0.761% due 07/25/2036		1,740	1,525
0.761% due 07/26/2036		4,581	4,438
2.799% due 02/20/2036		154	144
2.845% due 03/20/2035		2,438	2,342
2.861% due 05/25/2035		113	52
2.993% due 05/20/2034		1,871	1,726
2.997% due 12/20/2034		1,307	893
3.093% due 06/20/2035		147	74
5.500% due 09/25/2035		4,328	4,040
5.500% due 03/25/2036		945	866
5.653% due 05/20/2036		1,450	1,392
5.750% due 10/25/2035		298	296
5.888% due 04/25/2037		776	622
5.941% due 10/20/2046		1,496	1,024
6.000% due 09/25/2036		15,423	11,966
Banc of America Large Loan, Inc.
0.570% due 03/15/2022		5,000	4,633
1.010% due 08/15/2029		3,000	2,490
2.010% due 11/15/2015		14,956	13,355
5.621% due 06/24/2050		4,100	4,383
Banc of America Mortgage Securities, Inc.
2.792% due 05/25/2034		114	104
2.866% due 06/25/2035		463	404
2.871% due 04/25/2034		112	104
2.874% due 12/25/2033		38	36
2.900% due 08/25/2034		358	331
2.924% due 03/25/2034		60	58
2.927% due 12/25/2033		384	380
2.934% due 05/25/2035		1,356	1,209
2.957% due 05/25/2034		1,124	1,057
2.982% due 04/25/2035		1,761	1,551
3.021% due 08/25/2034		219	201
3.068% due 11/25/2035		2,807	2,178
3.117% due 01/25/2034		773	719
3.163% due 09/25/2034		1,029	983
3.180% due 02/25/2035		4,532	3,982
3.184% due 09/25/2035		1,558	1,273
3.230% due 10/25/2035		168	141
3.235% due 10/25/2034		1,600	1,519
3.493% due 02/25/2034		999	923
3.530% due 07/20/2032		169	167
5.129% due 09/25/2035		1,214	1,169
5.161% due 02/25/2035		1,675	1,592
5.235% due 12/25/2034		1,174	1,111
5.320% due 06/25/2035		6,152	5,738
5.500% due 10/25/2035		2,214	2,084
6.000% due 09/25/2037		2,095	1,921
6.500% due 09/25/2033		126	131
Bancaja Fondo de Titulizacion de Activos
1.161% due 05/22/2050	EUR	9,008	9,279
BCAP LLC Trust
2.956% due 11/26/2035		$2,868	2,848
2.992% due 11/26/2035		11,000	10,434
5.000% due 05/26/2036		4,896	4,870
5.278% due 10/26/2035		766	763
5.299% due 04/26/2037		794	796
5.326% due 05/26/2047		5,548	5,672
5.411% due 04/26/2037		3,159	3,208
5.500% due 12/26/2035		6,042	6,040
5.735% due 07/26/2037		3,830	3,863
Bear Stearns Adjustable Rate Mortgage Trust
2.430% due 08/25/2035		74	70
2.560% due 10/25/2035		1,701	1,530
2.614% due 04/25/2034		1,354	1,283
2.775% due 08/25/2033		233	230
2.871% due 10/25/2035		12,172	10,595
2.909% due 11/25/2034		3,221	2,850
2.948% due 01/25/2035		2,009	1,830
3.060% due 03/25/2035		4,368	3,615
3.187% due 10/25/2034		1,285	1,062
3.269% due 07/25/2034		7	6
3.315% due 04/25/2034		3,759	3,178
3.609% due 11/25/2034		816	805
4.565% due 04/25/2034		1,620	1,484
5.010% due 07/25/2034		3,749	3,733
5.278% due 03/25/2035		1,344	1,202
5.326% due 05/25/2047		1,649	1,250
5.406% due 11/25/2034		258	244
5.691% due 02/25/2036		2,157	1,541
Bear Stearns Alt-A Trust
0.421% due 06/25/2046		2,644	1,174
2.691% due 04/25/2035		2,491	1,785
2.734% due 03/25/2035		670	486
2.801% due 01/25/2035		377	306
2.810% due 01/25/2036		3,625	2,006
2.955% due 09/25/2035		80	61
4.885% due 03/25/2036		370	196
6.046% due 08/25/2036		10,089	6,673
Bear Stearns Alt-A Trust II
5.508% due 09/25/2047		701	447
Bear Stearns Commercial Mortgage Securities
0.480% due 03/15/2019		4,500	4,253
5.625% due 03/13/2040		3,989	3,383
5.694% due 06/11/2050		1,000	1,062
5.717% due 06/11/2040		5,800	6,198
6.000% due 07/15/2031		3,242	3,217
7.000% due 05/20/2030		20,100	22,235
CC Mortgage Funding Corp.
0.391% due 05/25/2048		306	140
Chase Mortgage Finance Corp.
2.905% due 02/25/2037		4,826	4,508
3.072% due 02/25/2037		828	826
5.000% due 11/25/2033		177	180
5.373% due 03/25/2037		8,290	6,944
5.404% due 12/25/2035		3,042	2,941
5.876% due 09/25/2036		4	4
5.938% due 12/25/2037		3,608	3,284
6.000% due 09/25/2036		2,000	1,587
6.000% due 10/25/2036		1,163	1,084
6.000% due 02/25/2037		7,000	5,596
6.000% due 03/25/2037		3,600	3,173
6.000% due 05/25/2037		3,106	2,717
Citicorp Mortgage Securities, Inc.
5.500% due 06/25/2037		5,205	4,750
5.500% due 07/25/2037		4,942	4,360
6.000% due 04/25/2037		49,105	48,495
Citigroup Commercial Mortgage Trust
0.840% due 08/15/2021		2,000	1,801
5.747% due 06/14/2050		20,000	20,993
Citigroup Mortgage Loan Trust, Inc.
2.820% due 12/25/2035		524	481
2.930% due 08/25/2035		1,257	1,194
2.987% due 09/25/2034		7,588	7,002
3.059% due 03/25/2034		34	34
4.877% due 03/25/2036		8,199	6,451
4.900% due 12/25/2035		3,544	3,362
5.113% due 05/25/2035		1,739	1,656
5.178% due 09/25/2035		3,327	2,966
5.536% due 11/25/2036		3,032	2,307
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		6,000	6,228
5.617% due 10/15/2048		12,860	13,812
5.886% due 11/15/2044		5,924	6,332
CitiMortgage Alternative Loan Trust
5.750% due 12/25/2036		1,968	1,495
5.750% due 03/25/2037		3,400	2,601
6.000% due 07/25/2036		1,931	1,491
Commercial Mortgage Pass-Through Certificates
0.046% due 07/10/2046 (b)		176,652	3,555
2.458% due 07/10/2046 (b)		19,776	2,169
3.156% due 07/10/2046		9,982	10,016
6.586% due 07/16/2034		14,493	14,770
6.591% due 07/16/2034		2,000	2,028
Countrywide Alternative Loan Trust
0.421% due 02/25/2047		1,561	1,020
0.431% due 01/25/2037		575	343
0.441% due 06/25/2047		14,266	8,716
0.451% due 09/25/2046		13,690	7,376
0.471% due 05/20/2046		1,944	1,095
0.521% due 07/25/2035		94	60
0.541% due 12/25/2035		337	240
0.571% due 08/25/2035		4,699	2,514
0.591% due 11/20/2035		20,626	12,731
0.611% due 09/25/2035		1,116	708
0.661% due 03/25/2034		41	41
0.711% due 09/25/2035		458	327
1.061% due 01/25/2036		2,934	2,053
1.638% due 07/20/2035		176	111
2.879% due 12/25/2035		1,053	788
3.816% due 06/25/2037		1,096	781
5.467% due 09/15/2039		16,230	15,835
5.500% due 08/25/2034		1,023	1,030
5.500% due 02/25/2036		3,097	2,566
5.544% due 03/25/2047		839	823
5.724% due 02/25/2037		4,688	3,459
5.750% due 07/25/2037		1,366	1,005
5.750% due 04/25/2047		1,500	1,027
5.859% due 08/25/2036		1,887	1,299
6.000% due 12/25/2033		101	99
6.000% due 02/25/2034		9	10
6.000% due 04/25/2036		3,303	2,586
6.000% due 02/25/2037		10,000	7,526
6.000% due 04/25/2037		12,890	9,567
6.250% due 08/25/2037		1,758	1,270
6.500% due 06/25/2036		1,317	864
6.500% due 09/25/2036		5,586	3,658
7.000% due 08/25/2034		559	480
7.500% due 12/25/2034		234	236
Countrywide Home Loan Mortgage Pass-Through Trust
0.491% due 05/25/2035		794	542
0.531% due 03/25/2035		1,558	1,229
0.581% due 03/25/2035		249	156
0.631% due 02/25/2035		247	164
2.343% due 09/25/2034		177	122
2.915% due 05/25/2034		663	606
2.916% due 06/25/2033		447	407
2.920% due 02/20/2035		4,577	3,990
2.984% due 08/25/2034		72	53
3.017% due 02/20/2036		145	117
3.025% due 07/19/2033		497	450
3.037% due 05/19/2033		171	162
3.089% due 11/20/2034		1,161	1,007
3.182% due 02/25/2034		203	197
3.614% due 02/25/2034		111	99

4.573% due 12/19/2033		459	450
5.030% due 02/25/2047		340	210
5.190% due 04/25/2035		759	673
5.250% due 12/25/2027		3,741	3,259
5.500% due 08/25/2035		12,425	10,474
5.500% due 09/25/2035		6,371	5,479
5.500% due 10/25/2035		898	835
5.500% due 01/25/2036		558	540
5.635% due 04/20/2036		2,433	1,721
5.750% due 05/25/2037		1,188	983
5.750% due 07/25/2037		5,000	4,280
6.000% due 05/25/2036		1,078	977
6.000% due 03/25/2037		3,905	3,120
6.000% due 04/25/2037		1,920	1,641
6.000% due 05/25/2037		20,832	15,826
6.000% due 07/25/2037		4,053	3,218
6.250% due 09/25/2036		2,000	1,370
6.500% due 10/25/2037		24,265	21,469
Credit Suisse First Boston Mortgage Securities Corp.
0.961% due 11/25/2035		4,872	3,184
1.411% due 03/25/2034		831	705
2.528% due 07/25/2033		184	173
2.705% due 08/25/2033		1,375	1,364
5.021% due 03/25/2034		154	134
5.250% due 12/25/2020		117	118
5.250% due 08/25/2035		951	939
5.603% due 07/15/2035		500	524
5.750% due 04/22/2033		515	530
Credit Suisse Mortgage Capital Certificates
0.330% due 02/15/2022		3,796	3,597
0.630% due 10/15/2021		6,000	5,584
5.000% due 04/25/2037		1,832	1,734
5.405% due 04/26/2037		2,043	2,028
5.467% due 09/15/2039		1,900	1,995
5.467% due 09/18/2039		5,650	5,892
5.500% due 03/25/2037		2,780	2,475
5.509% due 04/15/2047		3,000	3,112
5.695% due 09/15/2040		3,000	3,086
6.000% due 02/25/2037		1,959	1,767
6.000% due 06/25/2037		13,728	11,684
6.250% due 08/25/2036		6,810	5,367
6.500% due 07/26/2036		910	550
Credit-Based Asset Servicing & Securitization LLC
5.650% due 10/25/2036		260	262
DECO Series
0.900% due 01/27/2020	GBP	9,332	13,028
Deutsche ALT-A Securities, Inc.
0.411% due 02/25/2047		$1,317	726
0.566% due 10/25/2035		16	15
3.012% due 10/25/2035		2,041	1,509
5.000% due 10/25/2018		542	553
Deutsche Mortgage Securities, Inc.
5.209% due 06/26/2035		2,667	2,518
Developers Diversified Realty Corp.
5.730% due 10/14/2022		1,800	1,944
Downey Savings & Loan Association Mortgage Loan Trust
0.441% due 04/19/2048		624	269
0.591% due 09/19/2045		2,488	1,644
0.661% due 11/19/2044		358	144
2.470% due 07/19/2044		667	534
2.594% due 07/19/2044		70	59
E-MAC NL BV
1.205% due 07/25/2036	EUR	1,607	2,004
Eurosail PLC
0.908% due 03/13/2045	GBP	4,115	$5,391
0.909% due 12/15/2044		2,560	3,432
1.149% due 03/13/2045	EUR	3,116	3,894
1.189% due 03/13/2045		3,100	3,432
Extended Stay America Trust
1.165% due 01/05/2016 (b)		$164,500	3,784
2.950% due 11/05/2027		17,971	17,695
3.127% due 01/05/2013 (b)		32,500	1,913
Fastnet Securities PLC
0.941% due 08/10/2043	EUR	22,063	21,403
First Horizon Alternative Mortgage Securities
0.631% due 02/25/2037		$867	452
2.376% due 02/25/2035		5,170	4,409
2.383% due 08/25/2035		4,622	3,568
6.000% due 07/25/2036		197	160
First Horizon Asset Securities, Inc.
2.800% due 06/25/2034		380	397
2.875% due 06/25/2035		5,567	4,884
2.876% due 10/25/2034		1,341	1,311
5.330% due 02/25/2035		3,381	3,324
5.419% due 01/25/2037		2,673	2,103
5.557% due 10/25/2035		214	192
6.250% due 11/25/2037		924	808
First Republic Mortgage Loan Trust
0.610% due 11/15/2031		48	44
0.660% due 11/15/2032		155	148
0.760% due 11/15/2030		546	532
FREMF Mortgage Trust
0.100% due 05/25/2020 (b)		428,085	2,560
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		500	520
GMAC Mortgage Corp. Loan Trust
3.320% due 05/25/2035		555	466
3.472% due 03/18/2035		158	141
4.973% due 05/25/2035		3,441	3,151
5.193% due 11/19/2035		1,390	1,237
5.256% due 03/18/2035		115	106
5.333% due 11/19/2035		5,795	5,425
5.500% due 09/25/2034		6	6
Granite Master Issuer PLC
0.913% due 12/20/2054	EUR	10,066	12,503
0.923% due 12/20/2054		1,101	1,368
1.013% due 12/20/2054		3,810	4,733
Great Hall Mortgages PLC
1.154% due 03/18/2039		1,133	1,294
1.174% due 06/18/2038		846	986
Greenpoint Mortgage Funding Trust
0.441% due 01/25/2037		$2,382	1,510
0.501% due 08/25/2045		920	604
0.521% due 10/25/2045		1,544	1,037
Greenpoint Mortgage Pass-Through Certificates
3.117% due 10/25/2033		176	151
GS Mortgage Securities Corp.
7.500% due 10/25/2036		639	616
GS Mortgage Securities Corp. II
0.224% due 12/10/2043		35,931	500
0.699% due 12/10/2043		156,582	5,002
1.316% due 03/06/2020		2,000	1,745
1.587% due 08/10/2043 (b)		168,864	15,214
4.592% due 08/10/2043		14,200	14,367
5.560% due 11/10/2039		10,000	10,622
GSR Mortgage Loan Trust
2.230% due 04/25/2032		50	43
2.820% due 09/25/2035		133	123
2.825% due 09/25/2035		349	287
2.880% due 08/25/2034		240	200
2.939% due 05/25/2035		4,136	3,133
3.081% due 09/25/2034		150	132
5.097% due 04/25/2035		3,411	3,157
5.193% due 11/25/2035		307	300
5.358% due 10/25/2035		5,241	4,868
5.500% due 01/25/2037		16,800	14,921
5.710% due 03/25/2037		9,851	8,712
5.750% due 02/25/2036		4,114	3,834
5.750% due 02/25/2037		540	458
6.000% due 06/25/2036		7,500	6,654
6.000% due 09/25/2036		7,238	6,267
6.500% due 10/25/2036		4,201	3,764
Harborview Mortgage Loan Trust
0.411% due 01/25/2047		2,224	1,426
0.431% due 12/19/2036		493	322
0.441% due 11/19/2036		502	332
0.451% due 01/19/2038		4,544	3,053
0.471% due 11/19/2036		21,236	14,109
0.481% due 07/19/2047		1,856	1,201
0.501% due 01/19/2036		212	128
0.511% due 01/19/2036		230	149
0.541% due 02/19/2036		4,531	2,900
0.571% due 11/19/2035		1,110	764
0.571% due 08/19/2045		1,766	1,265
0.641% due 01/19/2035		935	515
0.661% due 11/19/2034		260	159
1.178% due 12/19/2036		1,693	927
2.960% due 07/19/2035		5,943	4,751
2.986% due 07/19/2035		347	293
3.031% due 01/19/2035		1,693	1,328
3.034% due 12/19/2035		307	223
3.189% due 12/19/2035		105	79
5.750% due 08/19/2036		3,803	2,441
5.941% due 06/19/2036		1,025	556
Indymac INDA Mortgage Loan Trust
5.668% due 07/25/2037		2,393	1,966
Indymac Index Mortgage Loan Trust
0.451% due 09/25/2046		1,163	696
0.471% due 05/25/2046		1,613	978
0.491% due 04/25/2035		1,095	655
0.501% due 06/25/2037		415	262
0.581% due 07/25/2045		729	503
1.061% due 08/25/2034		250	178
2.608% due 04/25/2035		117	95
2.636% due 08/25/2035		1,159	931
2.703% due 03/25/2035		166	146
2.739% due 06/25/2035		330	255
2.747% due 11/25/2035 (a)		10,680	6,213
2.821% due 03/25/2035		5,845	5,031
2.830% due 01/25/2035		3,152	2,357
2.847% due 09/25/2036		988	616
3.025% due 03/25/2035		122	113
3.048% due 10/25/2034		232	211
4.895% due 06/25/2037 (a)		1,326	757
5.214% due 11/25/2035		4,767	3,683
5.334% due 06/25/2036		580	447
5.341% due 05/25/2036		7,981	6,684
5.436% due 12/25/2035		95	72
5.506% due 10/25/2034		1,234	1,128
Intesa Sec 2 SRL
1.311% due 08/28/2023	EUR	889	1,184
JLOC Ltd.
0.456% due 02/16/2016	JPY	5,077	51
JPMorgan Alternative Loan Trust
0.761% due 06/27/2037		$16,830	14,370
5.528% due 05/25/2036		1,131	780
5.550% due 10/25/2036		166	155

JPMorgan Chase Commercial Mortgage Securities Corp.
0.670% due 11/15/2043 (b)		32,500	1,260
1.210% due 02/15/2019		397	368
1.660% due 02/15/2019		527	473
1.974% due 11/15/2043 (b)		109,708	11,595
2.176% due 06/15/2043 (b)		19,870	1,711
3.616% due 11/15/2043		15,000	14,545
4.070% due 11/15/2043		10,000	9,529
5.298% due 05/15/2047		2,000	2,036
5.653% due 03/18/2051		2,000	1,890
JPMorgan Mortgage Trust
2.343% due 10/25/2033		448	444
2.974% due 07/25/2035		2,036	1,842
2.978% due 07/25/2035		1,103	1,009
3.068% due 04/25/2035		3,699	3,275
3.101% due 08/25/2035		10,578	9,182
3.119% due 11/25/2035		934	895
3.232% due 10/25/2035		1,148	985
4.199% due 02/25/2036		960	747
5.000% due 07/25/2036		3,999	3,732
5.278% due 06/25/2037		1,638	1,328
5.290% due 07/25/2035		2,695	2,238
5.345% due 10/25/2035		3,121	2,906
5.350% due 01/25/2037		1,750	1,312
5.436% due 10/25/2036		22	20
5.500% due 01/25/2021		417	428
5.500% due 03/25/2022		373	347
5.500% due 01/25/2036		1,891	1,625
5.500% due 06/25/2036		301	227
5.583% due 10/25/2035		43	37
5.621% due 04/25/2037		2,000	1,600
5.720% due 04/25/2036		3,400	2,826
5.720% due 05/25/2036		5,908	5,023
5.750% due 03/25/2037		2,538	2,164
5.847% due 06/25/2036		127	122
5.885% due 06/25/2037		5,887	5,164
6.000% due 08/25/2037		551	493
6.043% due 10/25/2036		951	818
6.500% due 09/25/2035		1,494	1,507
7.000% due 08/25/2037		3,381	2,640
Kensington Mortgage Securities PLC
1.198% due 06/14/2040	EUR	5,138	5,833
LB-UBS Commercial Mortgage Trust
0.561% due 02/15/2040 (b)		$54,167	1,322
5.347% due 11/15/2038		500	529
5.430% due 02/15/2040		500	516
Lehman Mortgage Trust
6.432% due 04/25/2036		4,914	4,615
Lehman XS Trust
0.361% due 05/25/2046		803	440
Luminent Mortgage Trust
0.461% due 02/25/2046		337	202
Mansard Mortgages PLC
1.399% due 12/15/2049	GBP	4,048	5,372
MASTR Adjustable Rate Mortgages Trust
0.501% due 05/25/2037		$738	380
2.536% due 12/25/2033		109	88
2.537% due 09/25/2033		1,596	1,402
2.542% due 07/25/2035		2,455	1,898
2.762% due 10/25/2032		931	924
2.771% due 07/25/2035		2,601	2,036
2.830% due 04/21/2034		374	363
2.849% due 12/21/2034		887	349
2.875% due 01/25/2034		204	190
2.899% due 11/21/2034		2,387	2,156
3.392% due 10/25/2034		1,290	1,036
MASTR Alternative Loans Trust
7.000% due 06/25/2034		83	82
MASTR Asset Securitization Trust
5.500% due 07/25/2033		143	147
5.500% due 06/26/2034		821	716
6.000% due 10/25/2022		799	759
MASTR Reperforming Loan Trust
0.611% due 05/25/2035		1,164	956
6.000% due 08/25/2034		1,123	1,119
MASTR Seasoned Securities Trust
2.939% due 10/25/2032		548	516
4.174% due 10/25/2032		999	907
6.500% due 08/25/2032		436	454
Mellon Residential Funding Corp.
0.610% due 11/15/2031		1,643	1,566
0.700% due 12/15/2030		35	33
1.000% due 09/15/2030		465	452
Merrill Lynch Alternative Note Asset
0.561% due 03/25/2037		569	270
5.296% due 06/25/2037 (a)		433	249
Merrill Lynch Countrywide Commercial Mortgage Trust
5.965% due 08/12/2049		8,000	8,623
Merrill Lynch Floating Trust
0.802% due 07/09/2021		5,099	4,925
Merrill Lynch Mortgage Investors, Inc.
2.752% due 06/25/2035		4,700	3,788
2.773% due 02/25/2035		7,000	6,376
2.891% due 02/25/2034		482	463
2.934% due 12/25/2035		268	211
2.995% due 05/25/2034		505	468
3.157% due 09/25/2033		40	38
3.793% due 03/25/2036		2,694	1,746
5.250% due 08/25/2036		90	91
Merrill Lynch Mortgage Trust
0.350% due 08/12/2039 (b)		17,693	371
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035		924	837
0.601% due 04/25/2028		95	90
0.757% due 01/25/2030		283	264
1.143% due 10/25/2028		497	480
1.254% due 10/25/2035		22	19
1.574% due 05/25/2029		364	364
2.106% due 01/25/2029		4,842	4,017
2.112% due 01/25/2029		426	397
2.208% due 04/25/2029		1,497	1,441
2.307% due 12/25/2034		3,605	3,257
2.345% due 08/25/2029		1,609	1,536
Morgan Stanley Capital I
5.328% due 11/12/2041		580	615
5.332% due 12/15/2043		19,700	20,900
5.364% due 03/15/2044		11,925	12,320
5.569% due 12/15/2044		10,050	10,337
5.809% due 12/12/2049		1,300	1,391
Morgan Stanley Mortgage Loan Trust
2.360% due 07/25/2034		850	765
2.660% due 07/25/2035		786	580
2.794% due 10/25/2034		361	312
4.569% due 06/25/2036		52	50
5.417% due 09/25/2035		337	245
5.441% due 12/25/2035		5,496	4,752
5.598% due 07/25/2035		112	103
6.000% due 08/25/2037		2,000	1,817
Morgan Stanley Re-REMIC Trust
5.807% due 08/12/2045		6,000	6,425
5.807% due 08/15/2045		4,100	4,390
Mortgages PLC
0.971% due 10/31/2038	GBP	2,620	3,561
Nemus Funding PLC
0.968% due 02/15/2020		8,001	10,292
Newgate Funding PLC
0.911% due 12/01/2050		3,500	4,288
1.349% due 12/15/2050		231	349
1.749% due 12/15/2050		27,600	32,817
1.999% due 12/15/2050		7,800	6,257
2.276% due 12/15/2050	EUR	5,200	3,552
2.526% due 12/15/2050		8,700	4,329
Nomura Asset Acceptance Corp.
4.035% due 02/25/2036		$2,428	1,351
5.383% due 02/25/2036		7,277	5,087
5.500% due 05/25/2033		55	56
6.000% due 05/25/2033		24	26
6.500% due 02/25/2035		498	512
7.000% due 04/25/2033		11	12
OBP Depositor LLC Trust
4.646% due 07/15/2045		8,000	8,180
Opera Finance PLC
1.175% due 01/15/2015	EUR	9,000	8,589
1.280% due 02/15/2012		4,315	5,235
Paragon Mortgages PLC
1.470% due 05/15/2034		399	460
Prime Mortgage Trust
7.000% due 07/25/2034		$1,535	1,476
Provident Funding Mortgage Loan Trust
2.777% due 04/25/2034		319	313
RBSCF Trust
5.223% due 08/16/2048		2,008	1,942
5.336% due 05/16/2047		3,276	3,197
6.014% due 12/16/2049		9,500	10,163
6.068% due 09/17/2039		3,000	3,174
RBSSP Resecuritization Trust
0.561% due 03/26/2035		2,517	2,118
5.302% due 12/26/2036		12,324	12,290
5.974% due 10/26/2036		7,717	7,601
Real Estate Capital PLC
0.940% due 07/15/2016	GBP	6,871	9,598
0.987% due 10/20/2014		7,050	10,511
Residential Accredit Loans, Inc.
0.441% due 11/25/2036		$3,801	2,202
0.441% due 06/25/2046		1,442	603
0.511% due 02/25/2036 (a)		1,455	673
0.541% due 12/25/2045		1,418	826
0.561% due 08/25/2035		2,778	1,872
0.591% due 04/25/2037		2,801	1,383
0.621% due 01/25/2037		1,313	715
0.661% due 10/25/2045		766	431
1.328% due 01/25/2046		1,430	827
5.000% due 09/25/2019		472	486
5.500% due 08/25/2034		93	95
5.500% due 08/25/2035		771	725
6.000% due 10/25/2034		978	996
6.000% due 08/25/2035		2,249	1,950
6.000% due 08/25/2036 (a)		12	8
Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031		532	545
7.500% due 05/25/2032		227	223
7.500% due 07/25/2032		1,551	1,554
Residential Asset Securitization Trust
0.761% due 03/25/2035		752	585
4.742% due 12/25/2034		1,466	1,367
4.750% due 02/25/2019		279	288
6.000% due 03/25/2037 (a)		1,685	1,166

Residential Funding Mortgage Securities I
3.247% due 09/25/2035		2,951	2,317
5.250% due 01/25/2036		1,577	1,544
5.774% due 07/27/2037		970	734
6.054% due 09/25/2036		43	34
RMAC Securities PLC
0.452% due 06/12/2044		1,850	1,492
0.898% due 06/12/2044	GBP	5,917	7,804
0.918% due 06/12/2044		3,100	3,958
Sequoia Mortgage Trust
0.561% due 12/20/2034		$7	6
0.611% due 07/20/2033		298	283
0.611% due 09/20/2034		1,264	1,165
0.641% due 10/20/2027		32	29
0.641% due 04/20/2033		452	433
0.661% due 10/20/2027		211	202
0.782% due 11/20/2034		594	547
0.901% due 01/20/2034		318	283
0.921% due 06/20/2033		625	567
1.161% due 12/20/2032		172	158
2.604% due 01/20/2047		687	560
5.238% due 02/20/2047		410	333
Structured Adjustable Rate Mortgage Loan Trust
2.578% due 06/25/2034		388	361
2.602% due 05/25/2034		262	248
2.714% due 05/25/2035		83	58
2.714% due 08/25/2035		3,993	3,242
2.719% due 11/25/2034		971	776
2.747% due 10/25/2034		456	401
2.770% due 02/25/2034		2,401	2,291
5.209% due 05/25/2036		900	693
5.250% due 10/25/2035		275	264
5.400% due 11/25/2035		2,475	1,948
5.605% due 01/25/2037		2,278	1,778
5.764% due 11/25/2035		2,731	2,241
5.860% due 01/25/2036		14,397	11,323
Structured Asset Mortgage Investments, Inc.
0.441% due 09/25/2047		748	481
0.451% due 07/25/2046		334	211
0.471% due 08/25/2036		4,635	2,922
0.471% due 05/25/2046		683	387
0.491% due 07/25/2046		113	29
0.511% due 07/19/2035		257	198
0.601% due 05/19/2035		4,344	3,724
4.565% due 05/25/2045		307	177
Structured Asset Securities Corp.
0.611% due 04/25/2035		985	843
0.761% due 05/25/2033		2,445	2,200
2.497% due 06/25/2033		985	884
2.550% due 01/25/2034		680	572
3.112% due 09/25/2032		120	104
SunTrust Adjustable Rate Mortgage Loan Trust
5.861% due 10/25/2037		342	287
Superannuation Members Home Loan Programme
6.222% due 11/07/2040	AUD	1,387	1,426
Thornburg Mortgage Securities Trust
0.373% due 07/25/2036		$1,805	1,791
0.383% due 06/25/2037		1,252	1,233
0.393% due 06/25/2037		933	901
0.481% due 06/25/2047		3,535	3,431
0.801% due 03/25/2044		204	156
1.001% due 09/25/2044		1,784	1,704
2.343% due 12/25/2044		165	146
3.258% due 10/25/2043		1,175	1,118
6.196% due 09/25/2037		7,901	7,409
TIAA Retail Commercial Trust
5.770% due 06/19/2033		9,488	9,904
UBS Commercial Mortgage Trust
0.835% due 07/15/2024		2,000	1,676
1.160% due 07/15/2024		5,038	4,745
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		868	872
Vornado DP LLC
4.004% due 09/13/2028		6,900	6,704
Wachovia Bank Commercial Mortgage Trust
0.340% due 06/15/2020		28,595	26,761
0.381% due 09/15/2021		2,000	1,838
5.483% due 04/15/2047		7,069	7,125
5.509% due 04/15/2047		725	740
Wachovia Mortgage Loan Trust LLC
5.034% due 05/20/2036		1,529	1,397
5.121% due 10/20/2035		1,315	1,254
5.427% due 10/20/2035		1,695	1,623
6.631% due 03/20/2037		604	450
WaMu Mortgage Pass-Through Certificates
0.491% due 04/25/2045		3,729	3,145
0.521% due 11/25/2045		1,002	848
0.551% due 10/25/2045		17,736	15,087
0.551% due 12/25/2045		6,948	5,427
0.571% due 01/25/2045		2,940	2,533
0.581% due 07/25/2045		8,251	7,048
0.650% due 10/25/2044		165	134
0.670% due 07/25/2044		1,174	944
0.690% due 11/25/2034		173	114
0.801% due 12/25/2027		272	242
1.028% due 02/25/2047		673	416
1.041% due 10/25/2045		6,289	5,509
1.078% due 06/25/2047		4,808	3,226
1.088% due 04/25/2047		197	132
1.148% due 12/25/2046		137	89
1.328% due 02/25/2046		1,898	1,469
1.398% due 01/25/2046		1,865	1,554
1.528% due 11/25/2042		650	579
2.370% due 03/25/2033		2,148	2,056
2.671% due 12/25/2035		5,653	5,486
2.701% due 06/25/2033		626	620
2.717% due 10/25/2034		1,251	1,163
2.721% due 10/25/2035		6,650	5,513
2.722% due 03/25/2035		5,567	5,020
2.770% due 09/25/2035		692	559
2.904% due 07/25/2042		2,596	2,400
3.154% due 05/25/2046		2,111	1,538
3.154% due 07/25/2046		1,073	789
4.221% due 01/25/2036		834	786
5.000% due 02/25/2037		1,512	1,196
5.009% due 03/25/2037		4,075	3,558
5.302% due 12/25/2036		26,040	20,036
5.360% due 01/25/2036		2,703	2,434
5.377% due 01/25/2037		2,030	1,582
5.414% due 06/25/2037		2,950	2,221
5.489% due 11/25/2036		817	635
5.557% due 01/25/2036		1,527	1,363
5.624% due 11/25/2036		4,290	3,173
5.691% due 10/25/2036		2,221	1,819
5.721% due 02/25/2037		353	275
5.854% due 09/25/2036		31	25
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.521% due 12/25/2035		871	518
Wells Fargo Commercial Mortgage Trust
0.579% due 11/15/2043 (b)		27,178	988
1.476% due 11/15/2043 (b)		107,947	9,688
Wells Fargo Mortgage-Backed Securities Trust
0.561% due 04/25/2037		3,113	2,423
2.759% due 11/25/2034		860	824
2.769% due 01/25/2035		10,665	9,306
2.838% due 02/25/2035		379	348
2.845% due 04/25/2036		840	793
2.847% due 10/25/2035		1,012	964
2.871% due 09/25/2034		238	238
2.872% due 09/25/2034		154	149
2.876% due 06/25/2035		905	858
2.879% due 03/25/2035		871	841
2.879% due 06/25/2035		606	590
2.886% due 10/25/2034		56	55
2.904% due 04/25/2036		8,195	7,202
2.906% due 05/25/2035		355	338
2.911% due 09/25/2034		542	540
2.919% due 05/25/2035		1,327	1,214
2.955% due 10/25/2034		324	310
3.040% due 06/25/2035		350	350
3.203% due 03/25/2036		3,588	3,197
3.426% due 03/25/2036		8,527	7,383
5.000% due 01/25/2020		398	403
5.017% due 10/25/2036		274	225
5.251% due 08/25/2036		2,706	2,390
5.281% due 05/25/2035		2,519	2,500
5.283% due 06/26/2035		1,479	1,461
5.402% due 07/25/2036		14,019	11,308
5.500% due 12/25/2033		29	29
5.500% due 04/25/2036		913	856
5.500% due 09/25/2037		1,500	1,421
5.645% due 04/25/2036		6,386	5,888
5.739% due 10/25/2036		22,700	19,551
5.812% due 09/25/2036		10,439	8,789
6.000% due 06/25/2036		2,388	2,204
6.000% due 08/25/2036		5,929	5,217
6.000% due 11/25/2036		2,430	2,255
6.000% due 06/25/2037		12,500	11,192
6.000% due 07/25/2037		3,290	2,868
6.000% due 08/25/2037		2,650	2,533
6.000% due 10/25/2037		1,614	1,476
6.134% due 11/25/2037		28,426	23,077
18.671% due 03/25/2036		809	997
Windermere CMBS PLC
0.987% due 04/24/2017	GBP	13,514	17,909
1.221% due 08/22/2016	EUR	4,189	5,020

Total Mortgage-Backed Securities (Cost $1,885,611)			1,938,791

ASSET-BACKED SECURITIES 9.5%
Accredited Mortgage Loan Trust
0.861% due 04/25/2034		$1,225	845
ACE Securities Corp.
0.321% due 10/25/2036		265	93
0.351% due 07/25/2036		2,151	732
0.661% due 02/25/2034		655	550
Advanta Business Card Master Trust
0.511% due 06/20/2014		1,997	1,660
0.511% due 12/22/2014		999	830
AFC Home Equity Loan Trust
0.861% due 09/27/2027		443	277
Ameriquest Mortgage Securities, Inc.
1.536% due 05/25/2033		362	277
3.786% due 11/25/2032 (a)		170	14
5.886% due 02/25/2033 (a)		88	7
AMMC CDO
0.539% due 12/19/2019		6,762	6,304

Amortizing Residential Collateral Trust
0.841% due 07/25/2032		185	169
Aquilae CLO PLC
1.341% due 01/17/2023	EUR	6,152	7,294
Argent Securities, Inc.
0.351% due 07/25/2036		$310	121
1.311% due 12/25/2033		1,052	864
Asset-Backed Funding Certificates
0.611% due 06/25/2034		203	166
Bayview Financial Acquisition Trust
0.846% due 08/28/2044		1,341	1,286
5.660% due 12/28/2036		2,221	2,183
Bear Stearns Asset-Backed Securities Trust
0.661% due 10/27/2032		36	33
0.661% due 12/25/2042		1,763	1,596
0.661% due 09/25/2046		2,349	1,377
0.751% due 06/25/2036		400	236
0.761% due 09/25/2034		470	354
0.921% due 10/25/2032		72	64
1.236% due 02/25/2034		1,101	923
1.261% due 10/25/2037		147	98
5.250% due 10/25/2033		1,423	1,408
5.500% due 06/25/2034		1,437	1,429
5.500% due 08/25/2036		2,784	1,912
Bear Stearns Second Lien Trust
0.481% due 12/25/2036		550	489
Blackrock Senior Income Series Corp.
0.529% due 04/20/2019		5,480	4,913
BNC Mortgage Loan Trust
0.361% due 03/25/2037		1,300	926
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028		4,404	4,331
Cairngorm Ltd.
3.390% due 11/20/2016	GBP	1,525	2,214
Carrington Mortgage Loan Trust
0.511% due 10/25/2036		$13,800	5,223
0.581% due 10/25/2035		57	55
Citigroup Mortgage Loan Trust, Inc.
0.371% due 08/25/2036		54	49
0.441% due 03/25/2037		950	587
5.249% due 08/25/2035		937	814
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		6,074	6,339
7.960% due 02/01/2032		1,262	1,030
8.310% due 05/01/2032		3,224	2,545
8.850% due 12/01/2030		2,404	1,879
Conseco Financial Corp.
6.440% due 12/01/2030		12,833	12,475
6.870% due 01/15/2029		310	322
7.410% due 05/01/2031		1,502	1,382
Countrywide Asset-Backed Certificates
0.361% due 09/25/2047		170	165
0.451% due 06/25/2036		639	556
0.601% due 12/25/2036		1,441	655
4.693% due 10/25/2035		4,425	4,064
5.075% due 02/25/2036		1,341	769
5.884% due 01/25/2037		1,471	1,346
Crest Ltd.
0.738% due 07/28/2017		2,053	2,024
EMC Mortgage Loan Trust
0.811% due 11/25/2041		317	275
Equity One ABS, Inc.
4.995% due 12/25/2033		1,240	1,226
Finance America Mortgage Loan Trust
1.311% due 09/25/2033		618	509
First Franklin Mortgage Loan Asset-Backed Certificates
0.311% due 11/25/2036		59	59
0.451% due 03/25/2036		725	569
0.541% due 10/25/2035		4,188	4,096
First NLC Trust
0.331% due 08/25/2037		1,022	699
Franklin CLO Ltd.
6.536% due 05/09/2012		520	513
Gia Investment Grade CDO Ltd.
1.232% due 04/01/2013		3,500	3,039
Green Tree
8.970% due 04/25/2038		5,000	5,606
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	1,475
Greenpoint Mortgage Funding Trust
0.511% due 07/25/2030		39	38
0.661% due 09/25/2034		2,253	1,959
GSAA Trust
0.331% due 03/25/2036		65	43
0.501% due 12/25/2036		1,169	665
0.531% due 06/25/2035		990	781
0.631% due 06/25/2035		1,250	816
6.000% due 04/01/2034		183	185
GSAMP Trust
0.331% due 12/25/2036		761	557
0.411% due 08/25/2036		200	102
0.501% due 12/25/2035		14,082	11,655
0.861% due 10/25/2034		2,154	1,948
HSBC Home Equity Loan Trust
0.551% due 01/20/2034		2,394	2,187
HSI Asset Securitization Corp. Trust
0.311% due 10/25/2036		109	85
0.311% due 12/25/2036		492	485
0.321% due 05/25/2037		165	162
IMC Home Equity Loan Trust
7.520% due 08/20/2028		161	162
Irwin Home Equity Corp.
0.801% due 07/25/2032		6	3
Italfinance Securitisation Vehicle SRL
1.102% due 01/14/2026	EUR	20,029	24,849
JPMorgan Mortgage Acquisition Corp.
0.311% due 10/25/2036		$96	93
0.321% due 03/25/2047		2,558	2,002
0.361% due 03/25/2047		678	504
Leasimpresa Finance SRL
1.152% due 12/22/2025	EUR	8,216	10,615
Lehman XS Trust
0.361% due 01/25/2037		$1,018	930
0.451% due 11/25/2046		703	441
0.561% due 11/25/2035		4,206	3,180
5.110% due 07/25/2035		2,400	1,536
Locat Securitisation Vehicle SRL
1.209% due 12/12/2024	EUR	1,462	1,906
Long Beach Mortgage Loan Trust
0.591% due 01/25/2046		$233	126
MASTR Asset-Backed Securities Trust
0.631% due 06/25/2035		1,000	904
MBNA Credit Card Master Note Trust
1.198% due 10/17/2013	EUR	6,000	7,991
Merrill Lynch First Franklin Mortgage Loan Trust
0.501% due 05/25/2037		$2,455	1,147
Merrill Lynch Mortgage Investors, Inc.
0.411% due 11/25/2037		13,100	5,198
0.711% due 02/25/2047		28,045	13,866
Mesa Trust Asset-Backed Certificates
3.486% due 11/25/2031		1,500	690
Mid-State Trust
3.500% due 12/15/2045		3,994	3,900
Morgan Stanley ABS Capital I
0.391% due 01/25/2037		480	190
0.441% due 01/25/2036		751	681
0.491% due 02/25/2037		1,200	484
0.791% due 09/25/2034		323	271
1.281% due 10/25/2033		668	561
1.341% due 03/25/2033		167	152
Morgan Stanley Home Equity Loan Trust
0.361% due 04/25/2037		341	315
0.581% due 09/25/2035		619	571
0.591% due 12/25/2035		390	303
Morgan Stanley IXIS Real Estate Capital Trust
0.371% due 11/25/2036		1,900	869
Morgan Stanley Mortgage Loan Trust
5.622% due 01/25/2047		1,828	1,533
5.750% due 04/25/2037		1,457	1,083
6.000% due 07/25/2047		1,329	1,011
Nationstar Home Equity Loan Trust
0.391% due 06/25/2037		815	655
Nationstar Home Mortgage LLC
0.901% due 06/25/2034		1,024	717
Navigare Funding CLO Ltd.
0.544% due 05/20/2019		10,000	9,225
New Century Home Equity Loan Trust
0.631% due 08/25/2034		181	144
Oakwood Mortgage Investors, Inc.
6.340% due 04/15/2029		1,573	1,578
Option One Mortgage Loan Trust
0.401% due 02/25/2037		2,300	1,038
Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		10,000	9,966
Popular ABS Mortgage Pass-Through Trust
0.541% due 07/25/2035		1,625	1,173
5.680% due 01/25/2036		271	250
Primus CLO Ltd.
0.522% due 07/15/2021		10,039	8,721
Quest Trust
2.511% due 05/25/2033		1,428	1,378
Renaissance Home Equity Loan Trust
0.761% due 12/25/2033		204	175
Residential Asset Mortgage Products, Inc.
0.611% due 02/25/2046		1,241	811
0.611% due 11/25/2046		1,502	829
0.641% due 10/25/2046		5,634	3,488
1.461% due 09/25/2047		3,835	2,936
4.790% due 06/25/2033		203	199
5.340% due 08/25/2033		1,166	1,176
5.800% due 10/25/2033		275	190
Residential Asset Securities Corp.
1.086% due 02/25/2034		6,847	5,188
6.084% due 06/25/2032		389	340
6.349% due 03/25/2032		332	301
Residential Funding Mortgage Securities II, Inc.
0.391% due 05/25/2036		2,932	2,272
Salomon Brothers Mortgage Securities VII, Inc.
0.816% due 10/25/2028		105	101
Securitized Asset-Backed Receivables LLC Trust
0.321% due 12/25/2036		473	180
0.591% due 10/25/2035		184	165
SLM Student Loan Trust
2.180% due 08/15/2016		5,705	5,707
2.910% due 12/16/2019		4,900	4,906
Soundview Home Equity Loan Trust
0.391% due 07/25/2037		160	106
1.061% due 10/25/2037		82	81

Specialty Underwriting & Residential Finance
0.511% due 09/25/2036		340	320
Stony Hill CDO III Ltd.
0.755% due 10/15/2013		2,479	2,418
Structured Asset Securities Corp.
0.411% due 05/25/2037		2,675	2,447
0.551% due 01/25/2033		261	238
1.753% due 04/25/2035		1,614	1,228
3.450% due 02/25/2032		1,410	1,345
4.910% due 06/25/2033		249	229
Truman Capital Mortgage Loan Trust
0.601% due 01/25/2034		10	11
Venture CDO Ltd.
0.519% due 01/20/2022		10,000	8,784
Vista Leveraged Income Fund
0.589% due 01/26/2012		8,276	7,759
WaMu Asset-Backed Certificates
0.371% due 04/25/2037		1,272	866
Washington Mutual Asset-Backed Certificates
0.321% due 10/25/2036		681	464
0.441% due 10/25/2036		23,000	8,682

Total Asset-Backed Securities (Cost $308,918)			314,842

SOVEREIGN ISSUES 0.6%
Banco Nacional de Desenvolvimento Economico e
Social
4.125% due 09/15/2017	EUR	5,000	6,548
Export-Import Bank of Korea
4.000% due 01/29/2021		$3,000	2,814
Korea Housing Finance Corp.
4.125% due 12/15/2015		11,500	11,620

Total Sovereign Issues (Cost $20,893)			20,982

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.1%
Bank of America Corp.
7.250% due 12/31/2049		3,000	2,871
Wells Fargo & Co.
7.500% due 12/31/2049		1,000	1,001

			3,872

UTILITIES 0.1%
PPL Corp.
9.500% due 07/01/2013		68,700	3,776

Total Convertible Preferred Securities (Cost $7,164)			7,648

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
SLM Corp.
3.193% due 07/01/2013		51,000	943

Total Preferred Securities (Cost $574)			943

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS 0.2%
Barclays Capital, Inc.
0.250% due 01/03/2011		$4,000	4,000
(Dated 12/31/2010. Collateralized by
U.S. Treasury Notes 3.625% due
02/15/2020 valued at $4,107.
Repurchase proceeds are $4,000.)
Credit Suisse Securities (USA) LLC
0.230% due 01/03/2011		2,800	2,800
(Dated 12/31/2010. Collateralized by
U.S. Treasury Notes 3.500% due
05/15/2020 valued at $2,876.
Repurchase proceeds are $2,800.)

			6,800

U.S. TREASURY BILLS 0.4%
0.126% due 01/06/2011 -
06/16/2011 (d)(g)(h)		12,569	12,566

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 2.1%
		6,990,259	70,015

Total Short-Term Instruments (Cost $89,380)			89,381

Total Investments 143.7%			$4,770,724
(Cost $4,677,645)
Other Assets and Liabilities (Net) (43.7%)			(1,450,728)

Net Assets 100.0%			$3,319,996

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Payment in-kind bond security.

(d)	Coupon represents a weighted average yield.

(e)	Principal amount of security is adjusted for inflation.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $14,323 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $360 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(i)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $600,579 at a weighted average interest rate of 0.286%. On December 31, 2010, securities valued at $1,327,840 were pledged as collateral for reverse repurchase agreements.

(j)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	2.094%	$2,900	$(517)	$(286)	$(231)
Chesapeake Energy Corp.	CITI	(5.000%	)	06/20/2017	3.805%	2,000	(131)	0	(131)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.705%	2,000	(78)	0	(78)
Forest Oil Corp.	GSC	(5.000%	)	06/20/2017	3.203%	2,000	(200)	10	(210)
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.388%	137	(9)	0	(9)
JPMorgan Chase & Co.	GSC	(3.000%	)	12/20/2017	0.893%	1,000	(134)	0	(134)

							$(1,069)	$(276)	$(793)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	ImpliedCredit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Biomet, Inc.	JPM	2.500%	03/20/2012	1.995%		$1,000	$7	$13	$(6)
California State General Obligation Bonds, Series 2003	GSC	2.500%	09/20/2011	1.601%		5,000	40	0	40
Charter Communications, Inc.	CITI	2.500%	09/20/2011	1.026%		1,000	12	(4)	16
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	3.133%		2,500	195	41	154
Ford Motor Co.	UBS	2.390%	03/20/2012	0.698%		1,000	21	0	21
Forest Oil Corp.	GSC	5.000%	06/20/2015	2.607%		2,500	251	20	231
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.079%		2,000	221	0	221
Goodyear Tire & Rubber Co.	BOA	5.000%	12/20/2015	5.326%		1,000	(12)	(45)	33
HCA, Inc.	JPM	2.500%	09/20/2011	1.295%		1,000	10	11	(1)
Illinois State General Obligation Bonds, Series 2006	GSC	2.650%	09/20/2011	2.927%		10,000	(9)	0	(9)
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.667%	EUR	10,000	(10)	0	(10)
Intelsat Ltd.	JPM	2.500%	09/20/2011	0.600%		$1,000	15	3	12
MetLife, Inc.	BOA	1.000%	09/20/2015	1.557%		17,900	(434)	(1,188)	754
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	1.180%		2,500	16	0	16
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	1.126%		2,500	18	0	18
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	1.126%		2,500	20	0	20
Oshkosh Corp.	UBS	1.900%	03/20/2012	0.624%		1,000	16	0	16
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.525%		800	(18)	(25)	7
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.525%		1,000	(23)	(29)	6
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.165%		800	(2)	(5)	3
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.204%		2,000	(7)	(11)	4
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.525%		400	(9)	(13)	4
Republic of Italy Government Bond	DUB	1.000%	06/20/2011	1.562%		10,000	(23)	(112)	89
SLM Corp.	MLP	5.000%	12/20/2013	2.118%		1,900	160	(233)	393
TRW Automotive Holdings Corp.	UBS	1.100%	06/20/2012	0.694%		1,500	10	0	10

							$465	$(1,577)	$2,042

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.06-2 Index	JPM	0.170%	05/25/2046	$1,728	$(1,416)	$(726)	$(690)
ABX.HE.AA.07-1 Index	CSFB	0.150%	08/25/2037	7,800	(7,298)	(6,200)	(1,098)
ABX.HE.AA.07-1 Index	JPM	0.150%	08/25/2037	2,127	(1,991)	(1,298)	(693)
ABX.HE.AA.07-2 Index	JPM	1.920%	01/25/2038	2,047	(1,911)	(1,269)	(642)
ABX.HE.AAA.06-1 Index	BCLY	0.180%	07/25/2045	5,067	(611)	(930)	319
ABX.HE.AAA.06-1 Index	GSC	0.180%	07/25/2045	7,563	(912)	(889)	(23)
ABX.HE.AAA.06-1 Index	RBS	0.180%	07/25/2045	5,672	(683)	(792)	109
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	10,000	1,384	1,410	(26)
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	25,000	785	(250)	1,035
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	56,000	1,758	(455)	2,213
CDX.HY-15 5-Year Index	RBS	5.000%	12/20/2015	25,000	785	(203)	988

					$(10,110)	$(11,602)	$1,492

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,389	01/2011	RBS	$0	$(94)	$(94)
Sell	EUR	1,172	01/2011	BCLY	0	(16)	(16)
Sell		165,052	01/2011	CITI	5,497	0	5,497
Buy		613	01/2011	DUB	0	(33)	(33)
Buy		93	01/2011	RBS	0	(1)	(1)
Sell		28,930	01/2011	RBS	173	(185)	(12)
Sell		209	01/2011	UBS	0	(5)	(5)
Buy	GBP	29	03/2011	BCLY	0	0	0
Sell		42,968	03/2011	BCLY	53	0	53
Sell		3,597	03/2011	BOA	0	(39)	(39)
Sell		229	03/2011	CITI	0	(1)	(1)
Buy		29	03/2011	DUB	0	0	0
Sell		42,967	03/2011	DUB	66	0	66
Sell		410	03/2011	HSBC	0	(8)	(8)
Buy		19	03/2011	RBS	0	0	0
Sell		28,645	03/2011	RBS	145	0	145
Sell		1,043	03/2011	UBS	2	0	2
Sell	JPY	3,589	01/2011	GSC	0	(2)	(2)
Sell		2,137	01/2011	RBC	0	(1)	(1)
Sell		4,274	01/2011	RBS	0	(2)	(2)

					$5,936	$(387)	$5,549

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$139,202	$0	$139,202
Corporate Bonds & Notes
Banking & Finance	0	542,945	0	542,945
Industrials	0	300,228	24,393	324,621
Utilities	0	68,017	806	68,823
Convertible Bonds & Notes
Banking & Finance	0	25,958	0	25,958
Industrials	0	7,594	0	7,594
Municipal Bonds & Notes
California	0	29,438	0	29,438
Michigan	0	5,034	0	5,034
New Jersey	0	5,967	0	5,967
New York	0	7,481	0	7,481
Ohio	0	1,366	0	1,366
Tennessee	0	2,022	0	2,022
U.S. Government Agencies	0	1,082,568	0	1,082,568
U.S. Treasury Obligations	0	155,118	0	155,118
Mortgage-Backed Securities	0	1,915,187	23,604	1,938,791
Asset-Backed Securities	0	241,669	73,173	314,842
Sovereign Issues	0	20,982	0	20,982
Convertible Preferred Securities
Banking & Finance	3,872	0	0	3,872
Utilities	3,776	0	0	3,776
Preferred Securities
Banking & Finance	943	0	0	943
Short-Term Instruments
Repurchase Agreements	0	6,800	0	6,800
U.S. Treasury Bills	0	12,566	0	12,566
PIMCO Short-Term Floating NAV Portfolio	70,015	0	0	70,015
	$78,606	$4,570,142	$121,976	$4,770,724

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	6,732	0	6,732
Foreign Exchange Contracts	0	5,936	0	5,936
	$0	$12,668	$0	$12,668

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,991)	0	(3,991)
Foreign Exchange Contracts	0	(387)	0	(387)

	$0	$(4,378)	$0	$(4,378)

Totals	$78,606	$4,578,432	$121,976	$4,779,014

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010
Investments, at value
Mortgage-Backed Securities	$2,716	$(2,736)	$0	$(2)	$0	$22	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	1,829	0	(1,897)	10	67	(9)	0	0	0	(10)
Industrials	0	11,650	(14)	(12)	(2)	611	12,160	0	24,393	611
Utilities	0	0	0	0	0	0	806	0	806	0
Mortgage-Backed Securities	2,205	24,846	(761)	(20)	48	122	51	(2,887)	23,604	(223)
Asset-Backed Securities	11,967	69,801	(8,660)	484	463	(882)	0	0	73,173	(872)

	$18,717	$103,561	$(11,332)	$460	$576	$(136)	$13,017	$(2,887)	$121,976	$(494)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 31.1%
BANKING & FINANCE 13.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$100	$109
Ally Financial, Inc.
2.200% due 12/19/2012		100	103
6.625% due 05/15/2012		700	730
6.750% due 12/01/2014		625	655
6.875% due 08/28/2012		200	209
7.500% due 12/31/2013		1,400	1,516
7.500% due 09/15/2020		200	211
American Express Co.
7.000% due 03/19/2018		100	117
American Express Credit Corp.
5.875% due 05/02/2013		100	109
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		400	398
5.250% due 11/21/2011		100	103
American General Finance Corp.
6.900% due 12/15/2017		200	162
American International Group, Inc.
4.000% due 09/20/2011	EUR	100	134
4.900% due 06/02/2014	CAD	1,500	1,490
5.050% due 10/01/2015		$500	515
5.850% due 01/16/2018		2,200	2,275
6.400% due 12/15/2020		1,900	1,997
ANZ National International Ltd.
6.200% due 07/19/2013		100	110
ASIF I
3.000% due 02/17/2017	EUR	200	208
Banco Santander Brasil S.A.
4.500% due 04/06/2015		$500	513
Bank of America Corp.
5.750% due 12/01/2017		200	208
8.000% due 12/29/2049		800	807
Bank of Nova Scotia
1.650% due 10/29/2015		200	191
Barclays Bank PLC
6.050% due 12/04/2017		100	103
Bear Stearns Cos. LLC
1.332% due 07/27/2012	EUR	100	132
BM&FBovespa S.A.
5.500% due 07/16/2020		$100	102
BNP Paribas
0.690% due 04/08/2013		100	99
BPCE S.A.
2.375% due 10/04/2013		100	100
BRFkredit A/S
0.539% due 04/15/2013		900	900
C10 Capital SPV Ltd.
6.722% due 12/29/2049		100	71
CIT Group, Inc.
7.000% due 05/01/2013		11	11
7.000% due 05/01/2014		16	16
7.000% due 05/01/2015		116	117
7.000% due 05/01/2016		27	27
7.000% due 05/01/2017		37	38
Citibank N.A.
1.750% due 12/28/2012		100	102
Citigroup Capital XXI
8.300% due 12/21/2077		900	940
Citigroup Funding, Inc.
1.875% due 10/22/2012		100	102
2.250% due 12/10/2012		200	206
Citigroup, Inc.
2.286% due 08/13/2013		100	102
5.625% due 08/27/2012		100	105
6.000% due 08/15/2017		200	217
8.500% due 05/22/2019		100	124
Countrywide Financial Corp.
5.800% due 06/07/2012		200	210
Deutsche Bank AG
1.084% due 02/17/2015		200	196
Dexia Credit Local
2.000% due 03/05/2013		2,400	2,415
Dexia Credit Local S.A.
0.953% due 09/23/2011		200	201
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		500	505
7.000% due 10/01/2013		700	751
7.250% due 10/25/2011		500	517
7.500% due 08/01/2012		700	745
7.800% due 06/01/2012		600	638
General Electric Capital Corp.
2.125% due 12/21/2012		400	411
2.625% due 12/28/2012		100	104
Goldman Sachs Group, Inc.
1.393% due 01/30/2017	EUR	400	491
6.750% due 10/01/2037		$1,200	1,231
HSBC Holdings PLC
6.500% due 05/02/2036		200	209
ING Bank NV
2.500% due 01/14/2016		100	98
2.625% due 02/09/2012		300	307
International Lease Finance Corp.
5.400% due 02/15/2012		1,900	1,928
5.750% due 06/15/2011		100	101
6.625% due 11/15/2013		1,300	1,334
6.750% due 09/01/2016		100	107
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	295
JPMorgan Chase & Co.
6.000% due 01/15/2018		100	112
7.900% due 04/29/2049		900	960
JPMorgan Chase Capital XXI
1.236% due 01/15/2087		300	234
KeyBank N.A.
1.166% due 11/21/2011	EUR	100	132
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$500	125
Lloyds TSB Bank PLC
5.800% due 01/13/2020		300	297
12.000% due 12/29/2049		300	328
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		400	438
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	107
Nordea Bank AB
4.875% due 01/27/2020		300	308
Northern Rock Asset Management PLC
5.625% due 06/22/2017		500	511
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		300	314
Pricoa Global Funding I
0.388% due 01/30/2012		100	100
0.503% due 09/27/2013		100	99
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	107
Qatari Diar Finance QSC
3.500% due 07/21/2015		100	100
5.000% due 07/21/2020		100	100
Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,112
2.625% due 05/11/2012		800	819
6.990% due 10/29/2049		200	155
RZD Capital Ltd.
5.739% due 04/03/2017		300	313
SLM Corp.
0.588% due 01/27/2014		200	180
State Bank of India
4.500% due 07/27/2015		1,000	1,024
Stone Street Trust
5.902% due 12/15/2015		300	312
TNK-BP Finance S.A.
6.625% due 03/20/2017		800	852
7.250% due 02/02/2020		100	109
UBS AG
5.875% due 12/20/2017		100	110
UBS Preferred Funding Trust V
6.243% due 05/29/2049		700	679
Vnesheconombank Via VEB Finance Ltd.
6.902% due 07/09/2020		1,100	1,155
Wells Fargo & Co.
7.980% due 03/29/2049		700	742

			42,212

INDUSTRIALS 14.2%
Alcoa, Inc.
6.150% due 08/15/2020		300	309
Altria Group, Inc.
4.125% due 09/11/2015		100	105
Amgen, Inc.
6.900% due 06/01/2038		400	487
AstraZeneca PLC
5.900% due 09/15/2017		100	116
BMW Finance NV
5.250% due 05/21/2012		200	212
Continental Airlines, Inc.
6.750% due 09/15/2015		900	932
Cox Communications, Inc.
7.125% due 10/01/2012		2,000	2,194
CSN Resources S.A.
6.500% due 07/21/2020		600	636
Daimler Finance North America LLC
5.750% due 09/08/2011		1,000	1,033
5.875% due 03/15/2011		1,500	1,515
Dell, Inc.
4.700% due 04/15/2013		200	215
Deutsche Telekom International Finance BV
5.875% due 08/20/2013		1,300	1,433
Dow Chemical Co.
4.850% due 08/15/2012		300	316
6.000% due 10/01/2012		1,800	1,940
Ecopetrol S.A.
7.625% due 07/23/2019		400	464
Eli Lilly & Co.
4.200% due 03/06/2014		1,000	1,073
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		400	422
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		200	206
9.250% due 04/23/2019		200	247
Gerdau Holdings, Inc.
7.000% due 01/20/2020		100	110
GTL Trade Finance, Inc.
7.250% due 10/20/2017		600	663

HCA, Inc.
7.875% due 02/15/2020	400	430
8.500% due 04/15/2019	800	880
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	105
7.625% due 04/09/2019	1,000	1,203
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	721
International Business Machines Corp.
5.700% due 09/14/2017	400	460
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	331
Kraft Foods, Inc.
6.125% due 02/01/2018	100	114
Lyondell Chemical Co.
8.000% due 11/01/2017	449	498
MeadWestvaco Corp.
6.850% due 04/01/2012	2,000	2,116
Noble Group Ltd.
6.750% due 01/29/2020	100	111
Oracle Corp.
4.950% due 04/15/2013	300	327
5.750% due 04/15/2018	200	229
Petrobras International Finance Co.
7.875% due 03/15/2019	600	712
Petroleos Mexicanos
5.500% due 01/21/2021	300	305
Philip Morris International, Inc.
6.375% due 05/16/2038	100	116
Plains All American Pipeline LP
4.250% due 09/01/2012	1,700	1,773
PPG Industries, Inc.
1.900% due 01/15/2016	300	285
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	1,800	1,721
Rogers Communications, Inc.
7.250% due 12/15/2012	2,000	2,230
Rohm and Haas Co.
6.000% due 09/15/2017	100	110
Time Warner Cable, Inc.
6.200% due 07/01/2013	6,200	6,890
Time Warner, Inc.
6.100% due 07/15/2040	600	632
Union Pacific Corp.
5.700% due 08/15/2018	200	225
UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	107
UST LLC
6.625% due 07/15/2012	2,000	2,147
Vale Overseas Ltd.
6.875% due 11/10/2039	400	444
Vivendi S.A.
5.750% due 04/04/2013	300	324
Weyerhaeuser Co.
6.750% due 03/15/2012	2,100	2,219
WM Wrigley Jr. Co.
3.050% due 06/28/2013	2,000	2,044

		44,437

UTILITIES 3.4%
AT&T, Inc.
6.300% due 01/15/2038	200	212
6.700% due 11/15/2013	2,000	2,274
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	454
Commonwealth Edison Co.
6.150% due 03/15/2012	1,500	1,593
Duke Energy Corp.
5.650% due 06/15/2013	1,600	1,758
Enel Finance International S.A.
6.800% due 09/15/2037	300	304
Majapahit Holding BV
7.750% due 01/20/2020	200	232
NGPL PipeCo LLC
6.514% due 12/15/2012	100	108
NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,549
Qwest Corp.
8.875% due 03/15/2012	1,500	1,625
Verizon Communications, Inc.
5.250% due 04/15/2013	100	109
Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	314

		10,532

Total Corporate Bonds & Notes (Cost $94,639)		97,181

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Chesapeake Energy Corp.
2.250% due 12/15/2038	100	78

Total Convertible Bonds & Notes (Cost $76)		78

MUNICIPAL BONDS & NOTES 3.4%
ARIZONA 0.3%
University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	1,000	1,009

CALIFORNIA 1.4%
California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.907% due 10/01/2050	100	100
6.918% due 04/01/2040	900	907
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	106
7.500% due 04/01/2034	100	104
7.550% due 04/01/2039	100	104
California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	400	411
Irvine, California Ranch Water District General Obligation Bonds, Series 2010
6.622% due 05/01/2040	1,600	1,606
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.713% due 06/01/2039	1,000	934
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	200	194

		4,466

ILLINOIS 0.6%
Chicago, Illinois General Obligation Bonds, Series 2010
7.517% due 01/01/2040	1,500	1,515
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	198
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	101

		1,814

NEBRASKA 0.0%
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	100	99

NEW JERSEY 0.4%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.302% due 06/15/2013	200	200
New Jersey State Turnpike Authority Revenue Bonds, Series 2010
7.102% due 01/01/2041	1,000	1,085

		1,285

NEW YORK 0.4%
New York City, New York General Obligation Bonds, Series 2010
6.646% due 12/01/2031	1,100	1,111
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.932% due 11/01/2036	100	94

		1,205

NORTH CAROLINA 0.1%
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	100	104

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	73

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, Series 2010
5.808% due 02/01/2041	400	399

WASHINGTON 0.1%
Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	200	133

Total Municipal Bonds & Notes (Cost $10,551)		10,587

U.S. GOVERNMENT AGENCIES 37.0%
Fannie Mae
0.375% due 12/28/2012	700	696
0.500% due 10/30/2012	800	798
0.611% due 07/25/2037	318	319
0.641% due 07/25/2037	358	360
0.661% due 09/25/2035	239	239
0.671% due 09/25/2035	441	441
0.750% due 12/18/2013 (h)	4,300	4,255
0.981% due 06/25/2037	509	514
0.991% due 06/25/2040	2,395	2,414
1.000% due 12/27/2012 (h)	3,500	3,523
1.000% due 09/23/2013	1,200	1,199
1.001% due 03/25/2040	550	556
1.125% due 09/30/2013	500	501
1.250% due 08/20/2013	200	201
1.625% due 10/26/2015	2,900	2,830
1.750% due 02/22/2013 - 05/07/2013	300	307
2.500% due 05/15/2014	200	208
2.750% due 02/05/2014	100	105
2.875% due 12/11/2013	500	526
3.500% due 01/01/2041	2,000	1,913

4.000% due 07/01/2040 - 02/01/2041		24,001	23,910
4.125% due 04/15/2014		1,400	1,528
4.375% due 03/15/2013		800	862
4.500% due 01/01/2026 - 01/01/2041		37,624	38,654
5.000% due 02/13/2017 - 01/01/2041		5,006	5,279
5.375% due 06/12/2017		200	231
5.500% due 02/01/2018 - 01/01/2041		6,436	6,905
6.000% due 03/01/2038 - 10/01/2038		911	992
6.500% due 10/01/2035 - 10/01/2037		1,148	1,278
FDIC Guaranteed Treasury Notes
0.761% due 11/29/2037		2,044	2,023
Federal Home Loan Bank
0.875% due 08/22/2012		1,000	1,005
Freddie Mac
0.515% due 11/26/2012		100	100
0.960% due 08/15/2037		447	451
0.970% due 10/15/2037		112	113
0.980% due 05/15/2037 - 09/15/2037		525	530
1.000% due 08/28/2012		900	906
1.750% due 09/10/2015		700	689
2.500% due 01/07/2014		100	104
3.500% due 05/29/2013		400	425
4.125% due 09/27/2013		600	651
4.375% due 07/17/2015		200	221
4.500% due 07/15/2013 - 11/01/2040		1,999	2,123
4.875% due 11/15/2013		100	111
5.000% due 01/30/2014 - 04/18/2017		400	450
5.250% due 04/18/2016		100	115
5.500% due 07/01/2038 - 03/01/2039		2,017	2,152
Ginnie Mae
6.000% due 08/15/2037		729	816
Small Business Administration
4.430% due 05/01/2029		264	276
5.290% due 12/01/2027		72	78
5.490% due 03/01/2028		538	579
6.220% due 12/01/2028		82	90

Total U.S. Government Agencies (Cost $116,613)			115,552

U.S. TREASURY OBLIGATIONS 14.0%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		626	639
2.000% due 01/15/2026		110	117
2.375% due 01/15/2025		1,741	1,941
2.375% due 01/15/2027		1,193	1,329
2.500% due 01/15/2029		2,241	2,550
3.875% due 04/15/2029		1,597	2,146
U.S. Treasury Notes
0.500% due 11/30/2012 (h)		4,800	4,795
0.500% due 11/15/2013 (h)		11,300	11,156
0.750% due 08/15/2013		2,000	1,996
0.750% due 12/15/2013 (h)		8,700	8,640
1.000% due 07/15/2013		500	503
1.125% due 06/15/2013		500	504
1.875% due 06/30/2015 (h)		2,400	2,410
2.125% due 11/30/2014		200	205
2.125% due 05/31/2015 (e)(h)		3,700	3,760
2.500% due 04/30/2015		900	930

Total U.S. Treasury Obligations (Cost $44,122)			43,621

MORTGAGE-BACKED SECURITIES 4.7%
Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049		1,900	1,972
5.658% due 06/10/2049		600	617
Bear Stearns Alt-A Trust
0.421% due 02/25/2034		204	163
Bear Stearns Mortgage Funding Trust
0.331% due 02/25/2037		2	2
Countrywide Alternative Loan Trust
0.421% due 02/25/2047		175	114
0.441% due 05/25/2047		1,225	713
1.328% due 02/25/2036		108	75
Countrywide Home Loan Mortgage Pass-Through Trust
2.920% due 02/20/2035		128	111
3.121% due 11/25/2034		77	63
Extended Stay America Trust
2.950% due 11/05/2027		799	786
Gracechurch Mortgage Financing PLC
0.364% due 11/20/2056		2,050	2,018
Greenpoint Mortgage Funding Trust
0.341% due 01/25/2047		20	20
GS Mortgage Securities Corp. II
0.356% due 03/06/2020		121	118
GSR Mortgage Loan Trust
5.193% due 11/25/2035		53	52
6.000% due 03/25/2037		49	45
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	624
5.420% due 01/15/2049		300	312
JPMorgan Mortgage Trust
2.992% due 08/25/2034		797	747
5.036% due 02/25/2035		30	30
5.750% due 01/25/2036		47	43
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		28	21
5.322% due 09/25/2035		1,144	1,054
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035		49	44
Morgan Stanley Capital I
0.321% due 10/15/2020		32	31
5.439% due 02/12/2044		1,100	1,140
5.610% due 04/15/2049		500	513
5.809% due 12/12/2049		500	535
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		87	62
OBP Depositor LLC Trust
4.646% due 07/15/2045		500	511
Residential Accredit Loans, Inc.
1.688% due 09/25/2045		181	113
Structured Asset Mortgage Investments, Inc.
0.391% due 03/25/2037		104	64
0.511% due 07/19/2035		46	43
TBW Mortgage-Backed Pass-Through Certificates
0.371% due 01/25/2037		3	3
Wachovia Bank Commercial Mortgage Trust
0.340% due 06/15/2020		147	137
WaMu Mortgage Pass-Through Certificates
0.901% due 12/25/2027		172	147
1.058% due 01/25/2047		62	42
1.328% due 02/25/2046		359	277
1.528% due 11/25/2042		260	232
Wells Fargo Mortgage-Backed Securities Trust
2.761% due 11/25/2034		1,077	1,062
4.911% due 01/25/2035		64	64

Total Mortgage-Backed Securities (Cost $14,844)			14,720

ASSET-BACKED SECURITIES 1.3%
Asset-Backed Funding Certificates
0.321% due 01/25/2037		4	4
Bear Stearns Asset-Backed Securities Trust
0.351% due 06/25/2047		24	23
BNC Mortgage Loan Trust
0.361% due 05/25/2037		81	75
Citigroup Mortgage Loan Trust, Inc.
0.371% due 08/25/2036		135	122
Countrywide Asset-Backed Certificates
0.311% due 07/25/2037		111	108
0.311% due 06/25/2047		50	49
0.331% due 06/25/2047		8	8
0.341% due 06/25/2037		16	16
0.341% due 10/25/2047		51	50
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		8	8
GSAMP Trust
0.331% due 12/25/2036		53	39
HSBC Home Equity Loan Trust
1.201% due 11/20/2036		2,200	2,165
HSI Asset Securitization Corp. Trust
0.311% due 12/25/2036		68	65
MASTR Asset-Backed Securities Trust
0.311% due 01/25/2037		42	13
0.321% due 11/25/2036		1	1
Morgan Stanley ABS Capital I
0.301% due 01/25/2037		11	11
0.311% due 11/25/2036		3	3
Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		1,000	997
Residential Asset Securities Corp.
0.331% due 02/25/2037		22	22
Securitized Asset-Backed Receivables LLC Trust
0.301% due 01/25/2037		79	75
Soundview Home Equity Loan Trust
0.341% due 06/25/2037		55	50
Specialty Underwriting & Residential Finance
0.321% due 01/25/2038		46	43

Total Asset-Backed Securities (Cost $4,030)			3,947

SOVEREIGN ISSUES 3.8%
Brazil Government International Bond
4.875% due 01/22/2021		700	718
Canada Government International Bond
2.000% due 12/01/2014	CAD	600	599
2.500% due 09/01/2013		500	511
Canada Housing Trust No. 1
2.750% due 12/15/2015		100	101
Export-Import Bank of Korea
4.000% due 01/29/2021		$500	469
5.125% due 06/29/2020		100	103
8.125% due 01/21/2014		800	916
Korea Development Bank
4.375% due 08/10/2015		200	206
Korea Finance Corp.
3.250% due 09/20/2016		100	96
Mexico Government International Bond
6.000% due 06/18/2015	MXN	16,400	1,320

Province of Ontario Canada
4.200% due 06/02/2020	CAD	6,500	6,744

Total Sovereign Issues (Cost $11,786)			11,783

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049		600	601

CONSUMER DISCRETIONARY 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		8,000	65

Total Convertible Preferred Securities (Cost $606)			666

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 19.3%
CERTIFICATES OF DEPOSIT 0.7%
Itau Unibanco S.A.
1.300% due 03/14/2011		$700	701
1.450% due 06/13/2011		700	704
1.700% due 09/12/2011		700	706

			2,111

CORPORATE BONDS & NOTES 0.7%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		1,000	974
Pacific Gas & Electric Co.
0.869% due 10/11/2011		1,200	1,200

			2,174

REPURCHASE AGREEMENTS 3.2%
Barclays Capital, Inc.
0.250% due 01/03/2011		9,000	9,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $9,240. Repurchase proceeds are $9,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		1,059	1,059
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,083. Repurchase proceeds are $1,059.)

			10,059

JAPAN TREASURY BILLS 1.9%
0.126% due 03/14/2011	JPY	490,000	6,034

U.S. TREASURY BILLS 0.2%
0.169% due 01/20/2011 - 06/09/2011 (b)(f)		$740	740

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 12.6%
		3,912,687	39,189

Total Short-Term Instruments (Cost $60,079)			60,307

Total Investments 114.8% (Cost $357,346)			$358,442
Written Options (j) (0.2%) (Premiums $581)			(720)
Other Assets and Liabilities (Net) (14.6%)			(45,427)

Net Assets 100.0%			$312,295

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $20 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $740 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $13,548 at a weighted average interest rate of 0.019%. On December 31, 2010, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,162 and cash of $175 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	41	$3
90-Day Eurodollar December Futures	Long	12/2012	52	(95)
90-Day Eurodollar June Futures	Long	06/2011	252	73
90-Day Eurodollar June Futures	Long	06/2012	43	(24)
90-Day Eurodollar June Futures	Long	06/2013	33	(48)
90-Day Eurodollar March Futures	Long	03/2011	55	12
90-Day Eurodollar March Futures	Long	03/2012	156	22
90-Day Eurodollar March Futures	Long	03/2013	43	(90)
90-Day Eurodollar September Futures	Long	09/2011	95	28
90-Day Eurodollar September Futures	Long	09/2012	34	(47)
90-Day Eurodollar September Futures	Long	09/2013	74	(133)
U.S. Treasury 2-Year Note March Futures	Long	03/2011	393	71
U.S. Treasury 5-Year Note March Futures	Long	03/2011	6	(14)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	3	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2012	3	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	3	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2012	4	(4)

				$(252)

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.061%	$1,000	$(3)	$(8)	$5
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.085%	1,300	(5)	(8)	3
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.061%	200	(1)	(3)	2
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.033%	400	(1)	(11)	10
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.085%	2,500	(9)	(14)	5
France Government Bond	GSC	0.250%	12/20/2015	1.062%	300	(12)	(6)	(6)
France Government Bond	RBS	0.250%	12/20/2015	1.062%	700	(27)	(14)	(13)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	0.529%	600	0	0	0
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	0.890%	500	(2)	0	(2)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.329%	400	(6)	(8)	2
General Electric Capital Corp.	GSC	1.000%	03/20/2016	1.357%	1,700	(29)	(29)	0
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.451%	100	1	0	1
MetLife, Inc.	BOA	1.000%	12/20/2015	1.605%	500	(14)	(24)	10
MetLife, Inc.	CITI	1.000%	12/20/2015	1.605%	400	(11)	(14)	3
MetLife, Inc.	GSC	1.000%	09/20/2015	1.557%	800	(19)	(51)	32
MetLife, Inc.	JPM	1.000%	09/20/2015	1.557%	1,100	(26)	(65)	39
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.080%	1,000	(3)	(8)	5
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.080%	200	0	(2)	2
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.398%	300	(6)	(9)	3
Turkey Government International Bond	CITI	1.000%	12/20/2015	1.375%	2,700	(46)	(34)	(12)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.666%	200	3	2	1
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.715%	1,200	17	28	(11)
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.616%	100	2	1	1
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.666%	200	3	2	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.637%	500	8	3	5

						$(186)	$(272)	$86

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$1,400	$180	$180	$0
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	600	78	74	4
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	300	42	40	2
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	100	14	14	0
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	300	41	36	5
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	300	41	39	2
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	4,900	154	141	13
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	1,600	50	(11)	61
CDX.HY-15 5-Year Index	DUB	5.000%	12/20/2015	5,000	157	76	81
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	600	19	(7)	26
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	300	9	(3)	12
CDX.HY-15 5-Year Index	RBS	5.000%	12/20/2015	1,100	35	18	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	386	5	0	5
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	193	2	0	2
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	500	3	0	3
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	1,500	11	6	5
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	400	3	0	3
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	1,700	13	(6)	19
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	800	6	(1)	7
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	100	0	(1)	1
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015	1,500	11	3	8
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	2,200	16	(4)	20
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	400	3	2	1

					$894	$596	$298

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	400	$(4)	$(7)	$3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		700	4	1	3
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		500	3	1	2
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		900	5	1	4
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		100	0	0	0
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,800	15	8	7
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,600	9	(1)	10
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		500	4	2	2
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	6	0	6
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		500	3	1	2
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	11	(3)	14
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		100	0	0	0
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,200	5	1	4
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,500	11	8	3
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		400	2	2	0
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		200	1	0	1
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		400	0	0	0
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		400	0	0	0
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		100	0	0	0
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		2,500	5	6	(1)
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	2	1	1
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		300	2	0	2
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,100	11	3	8
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,400	11	8	3
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		300	2	1	1
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		2,000	1	0	1
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		400	2	2	0
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		100	1	0	1
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	0	2
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	0	1
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		400	6	3	3
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	100	(1)	0	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		1,300	(4)	1	(5)
Pay	3-Month USD-LIBOR	1.250%	12/19/2013	GSC		$1,500	(14)	0	(14)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	800	11	0	11
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI	MXN	4,000	14	0	14
Pay	28-Day MXN TIIE	7.330%	01/28/2015	JPM		1,700	6	0	6
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		7,300	24	0	24

							$168	$40	$128

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI EAFE Index	436,500	3-Month USD-LIBOR plus a specified spread	$23,973	03/31/2011	CSFB	$(1,662)
Receive	iShares MSCI EAFE Index	2,715,080	3-Month USD-LIBOR plus a specified spread	149,112	03/31/2011	CSFB	10,339
Receive	iShares MSCI EAFE Index	87,572	3-Month USD-LIBOR plus a specified spread	4,992	01/31/2011	JPM	152
Receive	iShares MSCI EAFE Index	1,675,281	3-Month USD-LIBOR plus a specified spread	94,000	05/13/2011	JPM	4,414

							$13,243

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	63	$27	$36
Call - CME S&P 500 Index January Futures	1,275.000	01/21/2011	10	20	19
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	63	39	26
Put - CME S&P 500 Index January Futures	1,190.000	01/21/2011	10	26	11

				$112	$92

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$3,000	$6	$15
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	3,500	20	42
Put - OTC 1-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,500	21	42
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	13	20
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	3
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,400	8	19
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	600	4	8
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	6,900	55	94
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,100	19	26
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,700	25	34
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,800	20	23
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,200	13	15
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	36	43
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,800	25	35
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	200	3	3
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	1,700	17	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	400	6	6
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	200	3	3
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	4,500	31	3
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	200	3	3
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	2	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	500	7	7

							$338	$444

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$1,500	$8	$12
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	1,400	7	11
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	4,800	53	81
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	2,200	24	37

					$92	$141

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor -OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$13
Floor -OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	2,700	24	27
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	300	4	3

						$39	$43

(k)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2041	$2,000	$1,892	$1,911

(l)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	400	01/2011	BNP	$12	$0	$12
Buy		605	01/2011	CSFB	42	0	42
Buy	BRL	6,011	03/2011	CITI	50	0	50
Buy	CAD	304	02/2011	BNP	7	0	7
Buy		301	02/2011	BOA	5	0	5
Sell		1,134	02/2011	DUB	0	(14)	(14)
Buy	CHF	157	02/2011	RBC	10	0	10
Buy	CNY	3,956	11/2011	JPM	3	(1)	2
Buy		3,789	02/2012	BCLY	0	(3)	(3)
Sell	EUR	12	01/2011	BCLY	0	0	0
Buy		1,422	01/2011	CITI	0	(24)	(24)
Sell		1,970	01/2011	CITI	107	0	107
Sell		1,476	01/2011	CSFB	0	(20)	(20)
Sell		186	01/2011	MSC	0	(4)	(4)
Sell		500	01/2011	RBC	0	0	0
Buy	GBP	37	03/2011	BCLY	0	0	0
Buy		37	03/2011	DUB	0	0	0
Buy		24	03/2011	RBS	0	0	0
Buy	IDR	367,720	04/2011	CITI	1	0	1
Buy		3,636,000	04/2011	MSC	1	0	1
Buy		522,728	07/2011	BCLY	1	0	1
Buy		534,700	07/2011	CITI	2	0	2
Buy		785,300	07/2011	HSBC	2	0	2
Buy		2,123,075	07/2011	JPM	0	0	0
Buy	INR	2,523	03/2011	BCLY	0	0	0
Buy		2,000	03/2011	RBS	0	0	0
Buy		9,290	05/2011	BOA	4	0	4
Buy	JPY	24,599	01/2011	CSFB	3	0	3
Sell		23,610	01/2011	GSC	0	(10)	(10)
Buy		65,707	01/2011	MSC	6	0	6
Buy		16,884	01/2011	RBC	7	0	7
Sell		14,054	01/2011	RBC	0	(6)	(6)
Buy		16,391	01/2011	RBS	2	0	2
Sell		28,108	01/2011	RBS	0	(12)	(12)
Buy		33,134	01/2011	UBS	7	0	7
Sell		490,000	03/2011	CITI	0	(168)	(168)
Buy	KRW	115,242	01/2011	JPM	2	0	2
Sell		680,371	01/2011	JPM	0	(10)	(10)
Buy		565,129	01/2011	MSC	2	(3)	(1)
Buy		370,100	05/2011	CITI	1	(2)	(1)
Buy		111,900	05/2011	GSC	0	(1)	(1)
Buy		246,500	05/2011	HSBC	3	0	3
Buy		1,586,161	05/2011	JPM	17	(4)	13
Buy		150,561	05/2011	RBS	0	0	0
Buy	MXN	5,139	02/2011	BCLY	13	0	13
Buy		3,709	02/2011	CITI	0	(1)	(1)
Buy		21,236	02/2011	MSC	14	(1)	13
Buy	MYR	50	02/2011	BCLY	0	0	0
Buy		40	02/2011	CITI	0	0	0
Buy		198	02/2011	DUB	1	0	1
Buy		40	02/2011	RBS	0	0	0
Buy	PHP	4,248	04/2011	BCLY	0	(2)	(2)
Buy		8,800	04/2011	BOA	3	0	3
Buy		8,882	06/2011	BCLY	5	0	5
Buy		2,280	06/2011	CITI	1	0	1
Buy		15,202	06/2011	JPM	2	(1)	1
Buy		13,154	11/2011	CITI	4	(1)	3
Buy		8,784	11/2011	GSC	2	0	2
Buy		13,130	11/2011	JPM	3	(1)	2
Buy	SGD	131	01/2011	JPM	2	0	2
Sell		131	01/2011	RBS	0	(3)	(3)
Buy		261	02/2011	HSBC	3	0	3
Buy		132	03/2011	CITI	3	0	3
Buy		261	03/2011	HSBC	3	0	3
Buy		258	03/2011	JPM	1	0	1
Buy		131	06/2011	DUB	2	0	2
Buy		389	06/2011	GSC	3	0	3
Buy		261	06/2011	JPM	3	0	3
Buy		131	06/2011	RBS	3	0	3
Buy	TRY	745	01/2011	HSBC	0	(19)	(19)
Buy		144	01/2011	JPM	0	(7)	(7)
Buy		155	01/2011	MSC	0	0	0
Buy		155	01/2011	UBS	0	0	0
Buy	TWD	216	01/2011	DUB	0	0	0
Sell		662	01/2011	DUB	0	(1)	(1)
Buy		133	01/2011	JPM	0	0	0
Buy		203	01/2011	MSC	1	0	1
Buy		110	01/2011	UBS	0	0	0
Buy		895	04/2011	BOA	2	0	2
Buy		1,262	04/2011	DUB	2	0	2
Buy		919	04/2011	JPM	2	0	2
Buy	ZAR	728	01/2011	BCLY	10	0	10
Buy		1,095	01/2011	HSBC	10	0	10
Buy		2,091	04/2011	JPM	12	0	12
Buy		2,093	04/2011	MSC	13	0	13
Buy		760	09/2011	BCLY	12	0	12

					$432	$(319)	$113

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$42,212	$0	$42,212
Industrials	0	44,437	0	44,437
Utilities	0	10,532	0	10,532
Convertible Bonds & Notes
Industrials	0	78	0	78
Municipal Bonds & Notes
Arizona	0	1,009	0	1,009
California	0	4,466	0	4,466
Illinois	0	1,814	0	1,814
Nebraska	0	99	0	99
New Jersey	0	1,285	0	1,285
New York	0	1,205	0	1,205
North Carolina	0	104	0	104
Ohio	0	73	0	73
Texas	0	399	0	399
Washington	0	133	0	133
U.S. Government Agencies	0	113,529	2,023	115,552
U.S. Treasury Obligations	0	43,621	0	43,621
Mortgage-Backed Securities	0	14,720	0	14,720
Asset-Backed Securities	0	2,950	997	3,947
Sovereign Issues	0	11,783	0	11,783
Convertible Preferred Securities
Banking & Finance	601	0	0	601
Consumer Discretionary	0	65	0	65
Short-Term Instruments
Certificates of Deposit	0	2,111	0	2,111
Corporate Bonds & Notes	0	1,200	974	2,174
Repurchase Agreements	0	10,059	0	10,059
Japan Treasury Bills	0	6,034	0	6,034
U.S. Treasury Bills	0	740	0	740
PIMCO Short-Term Floating NAV Portfolio	39,189	0	0	39,189
	$39,790	$314,658	$3,994	$358,442
Short Sales, at value	$0	$(1,911)	$0	$(1,911)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	428	0	428
Equity Contracts	0	14,905	0	14,905
Foreign Exchange Contracts	0	432	0	432
Interest Rate Contracts	209	149	0	358
	$209	$15,914	$0	$16,123

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(44)	0	(44)
Equity Contracts	(30)	(1,662)	0	(1,692)
Foreign Exchange Contracts	0	(319)	0	(319)
Interest Rate Contracts	(461)	(527)	(184)	(1,172)
	$(491)	$(2,552)	$(184)	$(3,227)

Totals	$39,508	$326,109	$3,810	$369,427

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
U.S. Government Agencies	$0	$2,200	$(156)	$0	$0	$(21)	$0	$0	$2,023	$(21)
Asset-Backed Securities	0	1,000	0	0	0	(3)	0	0	997	(3)
Short-Term Instruments Corporate Bonds & Notes	0	974	0	0	0	0	0	0	974	0

	$0	$4,174	$(156)	$0	$0	$(24)	$0	$0	$3,994	$(24)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(11)	$0	$(120)	$0	$0	$(53)	$0	$0	$(184)	$(53)

Totals	$(11)	$4,174	$(276)	$0	$0	$(77)	$0	$0	$3,810	$(77)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Georgia-Pacific Corp.
2.303% due 12/31/2012		$318	$319

Total Bank Loan Obligations (Cost $319)			319

CORPORATE BONDS & NOTES 42.1%
BANKING & FINANCE 28.8%
American Express Co.
6.150% due 08/28/2017		1,200	1,354
American International Group, Inc.
4.950% due 03/20/2012		300	310
5.850% due 01/16/2018		750	776
Bank of America Corp.
5.650% due 05/01/2018		400	409
Barclays Bank PLC
6.050% due 12/04/2017		1,600	1,644
7.434% due 09/29/2049		600	592
10.179% due 06/12/2021		1,040	1,297
Capital One Financial Corp.
6.750% due 09/15/2017		1,600	1,846
Cie de Financement Foncier
2.500% due 09/16/2015		3,600	3,513
Citigroup, Inc.
2.286% due 08/13/2013		1,200	1,221
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	2,500	3,599
Ford Motor Credit Co. LLC
7.800% due 06/01/2012		$900	957
Fortis Bank Nederland NV
1.509% due 06/10/2011	EUR	500	669
General Electric Capital Corp.
6.375% due 11/15/2067		$200	199
6.500% due 09/15/2067	GBP	100	145
Goldman Sachs Group, Inc.
0.753% due 03/22/2016		$400	378
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,300	2,291
International Lease Finance Corp.
7.125% due 09/01/2018		3,500	3,736
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)		1,800	1
6.875% due 05/02/2018 (a)		200	50
Lloyds TSB Bank PLC
1.179% due 06/09/2011	EUR	300	401
12.000% due 12/29/2049		$2,400	2,623
Merrill Lynch & Co., Inc.
0.749% due 01/15/2015		3,900	3,695
6.050% due 08/15/2012		400	424
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	217
Royal Bank of Scotland Group PLC
5.625% due 08/24/2020		3,100	3,088
7.640% due 03/29/2049		1,900	1,273
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	1,600	2,869
UBS AG
5.875% due 12/20/2017		$2,600	2,864
Wachovia Mortgage FSB
0.403% due 03/22/2011		1,100	1,100

			43,541

INDUSTRIALS 11.1%
Altria Group, Inc.
9.250% due 08/06/2019		1,800	2,353
America Movil SAB de C.V.
6.125% due 03/30/2040		1,400	1,492
Gazprom Via Gaz Capital S.A.
8.146% due 04/11/2018		3,100	3,604
Goodrich Corp.
6.290% due 07/01/2016		2,100	2,414
Loews Corp.
5.250% due 03/15/2016		2,800	3,039
Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	2,138
Steel Dynamics, Inc.
7.375% due 11/01/2012		1,700	1,802

			16,842

UTILITIES 2.2%
Embarq Corp.
6.738% due 06/01/2013		2,000	2,174
Sprint Capital Corp.
7.625% due 01/30/2011		1,100	1,104

			3,278

Total Corporate Bonds & Notes (Cost $62,497)			63,661

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.9%
California State Palomar Community College District General Obligation Bonds, (AGM Insured), Series 2007
4.750% due 05/01/2032		100	89
California State Public Works Board Revenue Bonds, Series 2010
7.804% due 03/01/2035		1,300	1,284

			1,373

OHIO 0.3%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		700	461

TEXAS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		200	194

Total Municipal Bonds & Notes (Cost $2,272)			2,028

U.S. GOVERNMENT AGENCIES 33.2%
Fannie Mae
0.381% due 03/25/2034		18	18
0.391% due 03/25/2036		967	900
0.611% due 09/25/2042		458	458
1.625% due 11/25/2023		141	144
1.781% due 04/25/2024		117	121
2.154% due 08/01/2035		372	383
2.317% due 09/01/2035		520	543
2.441% due 10/01/2035		361	376
2.560% due 09/01/2031		2	2
2.561% due 10/01/2035		290	303
2.636% due 07/01/2032		24	25
2.682% due 08/01/2036		527	552
2.688% due 11/01/2034 - 02/01/2035		650	679
2.762% due 03/01/2036		1,257	1,319
2.775% due 07/01/2035		661	692
2.864% due 10/01/2035		267	279
3.070% due 02/01/2034		251	263
3.500% due 01/01/2026		1,000	1,007
4.000% due 01/01/2026 - 01/01/2041		7,100	7,279
4.500% due 01/01/2026 - 12/01/2039		1,884	1,957
5.500% due 02/01/2024 - 04/01/2036		333	358
6.000% due 09/01/2017		23	25
7.500% due 12/01/2014		31	32
Freddie Mac
0.460% due 10/15/2020		393	393
1.542% due 10/25/2044		133	131
1.742% due 07/25/2044		641	629
2.520% due 09/01/2035		109	113
4.000% due 01/01/2041		24,000	23,831
4.500% due 01/01/2041		5,000	5,125
5.500% due 03/15/2017 - 08/15/2030		59	61
Ginnie Mae
0.661% due 03/16/2032		26	26
3.125% due 11/20/2024		69	71
5.500% due 09/15/2035		152	166
Small Business Administration
5.680% due 06/01/2028		1,837	1,997

Total U.S. Government Agencies (Cost $50,105)			50,258

U.S. TREASURY OBLIGATIONS 14.5%
Treasury Inflation Protected Securities (d)
1.250% due 07/15/2020 (f)(i)		8,827	9,050
U.S. Treasury Bonds
4.375% due 02/15/2038		300	303
4.500% due 08/15/2039		900	924
5.500% due 08/15/2028		500	589
6.250% due 08/15/2023		500	629
7.500% due 11/15/2024		1,000	1,401
8.125% due 05/15/2021		1,301	1,847
U.S. Treasury Notes
1.875% due 09/30/2017 (f)(i)		1,100	1,048
2.250% due 11/30/2017 (f)(i)		3,000	2,918
2.375% due 08/31/2014		100	104
2.375% due 07/31/2017 (f)(i)		2,100	2,073
3.000% due 08/31/2016		200	208
3.125% due 04/30/2017		200	207
3.375% due 11/15/2019		100	102
8.500% due 02/15/2020		400	572

Total U.S. Treasury Obligations (Cost $22,150)			21,975

MORTGAGE-BACKED SECURITIES 18.3%
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,561	1,626
American Home Mortgage Assets
0.451% due 05/25/2046		1,669	988
0.471% due 10/25/2046		614	337
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	2,200	2,937
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		$690	721
Banc of America Funding Corp.
5.893% due 01/20/2047		127	93
Bear Stearns Adjustable Rate Mortgage Trust
2.430% due 08/25/2035		335	317
Bear Stearns Alt-A Trust
2.875% due 05/25/2035		328	257
2.955% due 09/25/2035		398	305
4.720% due 08/25/2036 (a)		857	273
Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		274	293

Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035		397	357
2.680% due 12/25/2035		934	900
5.873% due 09/25/2037		1,629	1,184
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		950	1,020
5.886% due 11/15/2044		500	534
Countrywide Alternative Loan Trust
0.456% due 12/20/2046		1,844	971
0.471% due 03/20/2046		1,296	750
0.471% due 07/20/2046		1,801	846
3.816% due 06/25/2037		2,193	1,562
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 04/25/2035		257	169
0.581% due 03/25/2035		195	125
Credit Suisse First Boston Mortgage Securities Corp.
2.585% due 06/25/2033		190	182
Downey Savings & Loan Association Mortgage Loan Trust
0.521% due 08/19/2045		947	660
2.470% due 07/19/2044		79	63
First Horizon Alternative Mortgage Securities
2.604% due 03/25/2035		184	129
First Horizon Asset Securities, Inc.
2.924% due 08/25/2035		84	69
First Republic Mortgage Loan Trust
0.610% due 11/15/2031		96	88
Greenpoint Mortgage Funding Trust
0.441% due 01/25/2037		1,453	921
GSR Mortgage Loan Trust
2.825% due 09/25/2035		305	293
GSRPM Mortgage Loan Trust
0.961% due 01/25/2032		6	6
Harborview Mortgage Loan Trust
0.501% due 03/19/2036		1,120	694
Homebanc Mortgage Trust
5.750% due 04/25/2037		900	527
Indymac Index Mortgage Loan Trust
0.561% due 06/25/2037 (a)		539	213
2.690% due 12/25/2034		50	37
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		210	220
JPMorgan Mortgage Trust
5.036% due 02/25/2035		209	210
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		220	171
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035		44	38
1.254% due 10/25/2035		66	58
Morgan Stanley Capital I
0.321% due 10/15/2020		930	894
5.879% due 06/11/2049		100	107
Residential Accredit Loans, Inc.
0.471% due 04/25/2046		1,458	639
0.661% due 03/25/2033		90	81
Residential Asset Securitization Trust
0.611% due 10/25/2018		983	897
0.661% due 05/25/2033		100	88
Structured Adjustable Rate Mortgage Loan Trust
1.742% due 01/25/2035		245	144
Structured Asset Mortgage Investments, Inc.
0.511% due 07/19/2035		295	263
0.541% due 02/25/2036		656	399
WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)		487	27
0.571% due 01/25/2045		166	143
0.581% due 01/25/2045		168	142
1.028% due 03/25/2047		894	556
5.000% due 02/25/2037		233	185
Wells Fargo Mortgage-Backed Securities Trust
2.831% due 07/25/2035		128	128
2.856% due 12/25/2034		342	332
2.904% due 04/25/2036		872	809
2.906% due 05/25/2035		166	158
4.500% due 11/25/2018		478	485

Total Mortgage-Backed Securities (Cost $31,263)			27,621

ASSET-BACKED SECURITIES 3.7%
Access Group, Inc.
1.588% due 10/27/2025		2,018	2,064
Aurum CLO 2002-1 Ltd.
0.719% due 04/15/2014		385	379
Bear Stearns Asset-Backed Securities Trust
3.221% due 10/25/2036		1,362	997
GE-WMC Mortgage Securities LLC
0.301% due 08/25/2036		16	6
GSAMP Trust
0.351% due 11/25/2035		87	18
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034		186	153
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	455	606
Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		$900	897
Structured Asset Securities Corp.
1.753% due 04/25/2035		527	401

Total Asset-Backed Securities (Cost $6,071)			5,521

SOVEREIGN ISSUES 6.5%
Australia Government Bond
4.750% due 06/15/2016	AUD	5,600	5,554
6.000% due 02/15/2017		2,100	2,212
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	880
Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,248

Total Sovereign Issues (Cost $8,953)			9,894

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Fannie Mae
8.250% due 01/20/2015		13,000	7

Total Preferred Securities (Cost $325)			7

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.2%
REPURCHASE AGREEMENTS 0.7%
Credit Suisse Securities (USA) LLC
0.230% due 01/03/2011		$100	100
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 1.000% due 12/31/2011 valued at $103. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		961	961
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $981. Repurchase proceeds are $961.)

			1,061

U.S. TREASURY BILLS 1.6%
0.093% due 01/13/2011 - 06/09/2011 (c)(f)(g)		2,420	2,420

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 12.9%
		1,946,682	19,498

Total Short-Term Instruments (Cost $22,980)			22,979

PURCHASED OPTIONS (k) 0.0%
(Cost $11)			29
Total Investments 135.0% (Cost $206,946)			$204,292
Written Options (l) (0.6%) (Premiums $631)			(844)
Other Assets and Liabilities (Net) (34.4%)			(52,143)

Net Assets 100.0%			$151,305

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $4,713 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $390 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $8,453 at a weighted average interest rate of 0.189%. On December 31, 2010, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $293 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2011	45	$10
90-Day Eurodollar March Futures	Long	03/2011	57	1

				$11

(j)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.262%	$1,600	$25	$25	$0
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.603%	300	(4)	(6)	2
Embarq Corp.	BOA	(1.370%	)	03/20/2014	0.748%	100	(2)	0	(2)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	0.748%	300	(5)	0	(5)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	0.748%	600	(10)	0	(10)
Embarq Corp.	DUB	(1.425%	)	03/20/2014	0.748%	500	(11)	0	(11)
Embarq Corp.	MSC	(1.300%	)	03/20/2014	0.748%	200	(4)	0	(4)
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.535%	2,100	3	0	3
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	0.803%	1,000	(63)	0	(63)
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.056%	2,300	87	0	87
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.433%	2,000	48	0	48

							$64	$19	$45

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc.	BCLY	1.000%	03/20/2012	0.663%	$500	$2	$0	$2
Goldman Sachs Group, Inc.	DUB	1.000%	03/20/2011	0.593%	500	1	1	0

						$3	$1	$2

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MSC	(0.143%	)	12/20/2012	$7,800	$48	$0	$48
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	1,355	35	18	17
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017	3,001	76	50	26
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	2,033	52	50	2
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017	871	23	13	10
CDX.IG-14 5-Year Index	BNP	(1.000%	)	06/20/2015	10,200	(97)	(44)	(53)
CDX.IG-14 5-Year Index	CSFB	(1.000%	)	06/20/2015	5,500	(52)	(23)	(29)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015	900	(9)	(4)	(5)
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051	4,300	179	645	(466)

						$255	$705	$(450)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	$5,600	$(498)	$0	$(498)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	2,506	(79)	(200)	121

					$(577)	$(200)	$(377)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC	BRL	2,200	$36	$16	$20
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		17,800	65	81	(16)
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		2,500	(3)	3	(6)
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		12,200	(11)	7	(18)
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		1,300	1	4	(3)
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		10,700	45	(6)	51
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		1,700	7	0	7
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		5,700	40	13	27
Pay	6-Month AUD Bank Bill	5.500%	12/15/2017	BCLY	AUD	1,200	(35)	(6)	(29)
Pay	6-Month AUD Bank Bill	5.500%	12/15/2017	DUB		800	(24)	(4)	(20)

							$121	$108	$13

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI EAFE Index	686,360	3-Month USD-LIBOR plus a specified spread	$37,695	03/31/2011	CSFB	$(2,613)
Receive	iShares MSCI EAFE Index	1,995,000	3-Month USD-LIBOR plus a specified spread	109,565	03/31/2011	CSFB	7,598
Receive	iShares MSCI EAFE Index	151,688	3-Month USD-LIBOR plus a specified spread	8,648	01/31/2011	JPM	263
Receive	iShares MSCI EAFE Index	109,756	3-Month USD-LIBOR plus a specified spread	6,028	06/30/2011	JPM	0

							$5,248

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on December 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$4,500	$11	$29

(l)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	8	$3	$5
Call - CME S&P 500 Index January Futures	1,275.000	01/21/2011	5	10	10
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	8	5	3
Put - CME S&P 500 Index January Futures	1,190.000	01/21/2011	5	13	5

				$31	$23

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$4,500	$26	$54
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,900	31	67
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	500	3	7
Put - OTC 2-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	7,100	42	96
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,000	19	41
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	17	31
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,000	18	25
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	33	43
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,900	44	49
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,200	33	48
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	6	8
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,400	32	43
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,000	29	45
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	1	0
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	10,300	63	55
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	5,200	50	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,900	18	2
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	200	1	0

							$466	$614

Straddle Options

Description	Counterparty	Exercise Price (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$ 0.00	10/11/2011	$5,900	$31	$48
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	9,500	103	159

					$134	$207

(7)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(m)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	01/01/2026	$5,000	$5,388	$5,376
Fannie Mae	5.500%	01/01/2041	1,000	1,070	1,070
Fannie Mae	6.000%	01/01/2041	29,000	31,465	31,524
Freddie Mac	5.500%	01/01/2041	6,000	6,384	6,394
Ginnie Mae	5.500%	01/01/2041	2,650	2,883	2,864

				$47,190	$47,228

(n)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,962	01/2011	CITI	$141	$0	$141
Sell		24,726	01/2011	RBS	0	(1,681)	(1,681)
Sell	BRL	927	03/2011	CITI	0	(8)	(8)
Buy	CAD	743	02/2011	DUB	9	0	9
Buy	CHF	400	02/2011	BCLY	19	0	19
Buy		3,144	02/2011	CITI	140	0	140
Buy		710	02/2011	MSC	29	0	29
Sell		16,930	02/2011	RBC	0	(1,057)	(1,057)
Buy		540	02/2011	RBS	37	0	37
Sell	CLP	8,500	01/2011	DUB	0	(1)	(1)
Buy		8,500	01/2011	JPM	1	0	1
Buy		8,500	06/2011	DUB	1	0	1
Buy	CNY	1,343	04/2011	CITI	2	0	2
Buy		1,607	04/2011	JPM	3	0	3
Buy		3,318	06/2011	HSBC	10	0	10
Buy		751	09/2011	BOA	3	0	3
Buy		936	09/2011	CITI	3	0	3
Buy		583	09/2011	RBS	2	0	2
Buy		1,399	09/2011	UBS	5	0	5
Buy		1,940	11/2011	DUB	7	0	7
Buy		5,836	02/2012	BCLY	2	0	2
Buy		2,647	02/2012	BOA	1	0	1
Buy		7,490	02/2012	CITI	2	0	2
Buy		6,455	02/2012	DUB	3	0	3
Buy		7,361	02/2012	JPM	2	0	2
Buy		2,643	02/2012	UBS	1	0	1
Buy	DKK	5,742	02/2011	CITI	13	0	13
Sell		15,041	02/2011	RBC	103	0	103
Buy	EUR	46,132	01/2011	CITI	329	(332)	(3)
Sell		4,095	01/2011	CITI	222	0	222
Sell		658	01/2011	CSFB	0	(9)	(9)
Buy		2,910	01/2011	MSC	0	(115)	(115)
Buy		23,107	01/2011	RBS	185	0	185
Sell		53,528	01/2011	RBS	0	(1,509)	(1,509)
Sell		27,789	02/2011	CITI	0	(188)	(188)
Sell		23,107	02/2011	RBS	0	(184)	(184)
Sell	GBP	13,158	01/2011	BNP	268	0	268
Sell		12,146	01/2011	DUB	251	0	251
Buy		2,581	03/2011	CITI	21	0	21
Sell	HKD	45,624	01/2011	BCLY	12	0	12
Buy		45,624	01/2011	HSBC	2	0	2
Sell		45,624	04/2011	HSBC	0	(3)	(3)
Sell	ILS	7,379	05/2011	DUB	0	(54)	(54)
Buy	INR	4,792	01/2011	BCLY	5	0	5
Sell		11,000	01/2011	BCLY	0	(4)	(4)
Buy		23,740	01/2011	HSBC	25	0	25
Sell		16,000	01/2011	JPM	0	(8)	(8)
Buy		8,597	01/2011	MSC	9	0	9
Sell		10,129	01/2011	RBS	0	(3)	(3)
Buy		25,115	03/2011	BCLY	6	0	6
Buy		11,026	03/2011	DUB	2	0	2
Buy		10,129	03/2011	RBS	3	0	3
Buy		11,000	05/2011	BCLY	4	0	4
Buy		16,000	05/2011	JPM	8	0	8
Buy	JPY	449,050	01/2011	CITI	181	0	181
Sell		1,165,517	01/2011	GSC	0	(510)	(510)
Sell		693,760	01/2011	RBC	0	(306)	(306)
Sell		1,387,520	01/2011	RBS	0	(583)	(583)
Buy	KRW	696,514	01/2011	HSBC	0	(7)	(7)
Sell		1,635,813	01/2011	JPM	0	(25)	(25)
Buy		939,299	01/2011	MSC	0	(10)	(10)
Buy		139,500	05/2011	BCLY	0	(1)	(1)
Buy		1,359,000	05/2011	CITI	0	(7)	(7)
Buy		112,382	05/2011	GSC	0	0	0
Buy		263,000	05/2011	HSBC	0	(2)	(2)
Buy		2,242,613	05/2011	JPM	31	0	31
Buy		527,000	05/2011	RBS	0	0	0
Buy	MXN	179	02/2011	BCLY	0	0	0
Sell		125	02/2011	MSC	0	0	0
Buy	MYR	16	02/2011	DUB	0	0	0
Buy	NOK	3,728	02/2011	CITI	27	0	27
Sell		11,709	02/2011	CITI	0	(20)	(20)
Sell	NZD	384	01/2011	DUB	0	(15)	(15)
Buy	SEK	15,948	02/2011	CITI	63	0	63
Sell		49,342	02/2011	RBC	11	0	11
Buy	SGD	200	02/2011	BCLY	3	0	3
Buy		200	02/2011	HSBC	3	0	3
Buy		200	02/2011	JPM	3	0	3
Buy		202	02/2011	MSC	3	0	3
Buy		200	02/2011	UBS	3	0	3
Sell		193	03/2011	BOA	0	0	0
Sell		3,654	03/2011	CITI	0	(123)	(123)

					$2,219	$(6,765)	$(4,546)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$319	$0	$319
Corporate Bonds & Notes
Banking & Finance	0	43,541	0	43,541
Industrials	0	16,842	0	16,842
Utilities	0	3,278	0	3,278
Municipal Bonds & Notes
California	0	1,373	0	1,373
Ohio	0	461	0	461
Texas	0	194	0	194
U.S. Government Agencies	0	50,258	0	50,258
U.S. Treasury Obligations	0	21,975	0	21,975
Mortgage-Backed Securities	0	27,594	27	27,621
Asset-Backed Securities	0	4,245	1,276	5,521
Sovereign Issues	0	9,894	0	9,894
Preferred Securities
Banking & Finance	7	0	0	7
Short-Term Instruments
Repurchase Agreements	0	1,061	0	1,061
U.S. Treasury Bills	0	2,420	0	2,420
PIMCO Short-Term Floating NAV Portfolio	19,498	0	0	19,498
Purchased Options
Interest Rate Contracts	0	29	0	29
	$19,505	$183,484	$1,303	$204,292

Short Sales, at value	$0	$(47,228)	$0	$(47,228)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	366	0	366
Equity Contracts	0	7,861	0	7,861
Foreign Exchange Contracts	0	2,219	0	2,219
Interest Rate Contracts	11	105	0	116
	$11	$10,551	$0	$10,562

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,146)	0	(1,146)
Equity Contracts	(15)	(2,613)	0	(2,628)
Foreign Exchange Contracts	0	(6,765)	0	(6,765)
Interest Rate Contracts	0	(714)	(207)	(921)
	$(15)	$(11,238)	$(207)	$(11,460)

Totals	$19,501	$135,569	$1,096	$156,166

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Mortgage-Backed Securities	$1,900	$0	$(339)	$0	$0	$92	$0	$(1,626)	$27	$27
Asset-Backed Securities	1,680	900	(703)	0	(4)	9	0	(606)	1,276	5
	$3,580	$900	$(1,042)	$0	$(4)	$101	$0	$(2,232)	$1,303	$32

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(33)	0	0	0	40	(7)	0	0	0	0
Interest Rate Contracts	0	0	(134)	0	0	(73)	0	0	(207)	(73)

	$(33)	$0	$(134)	$0	$40	$(80)	$0	$0	$(207)	$(73)

Totals	$3,547	$900	$(1,176)	$0	$36	$21	$0	$(2,232)	$1,096	$(41)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.2%
Biomet, Inc.
3.261% due 03/25/2015		$766	$765
3.303% due 03/15/2015		2,517	2,513
Charter Communications, Inc.
2.270% due 03/06/2014		2,422	2,395
CIT Group, Inc.
6.250% due 08/11/2015		3,564	3,641
ClubCorp. Club Operations, Inc.
6.000% due 11/30/2016		8,000	8,065
Community Health Systems, Inc.
2.000% due 01/25/2017		3	3
2.544% due 07/25/2014		2,495	2,437
2.549% due 07/25/2014		133	130
3.794% due 01/25/2017		1,254	1,252
CSC Holdings LLC
2.011% due 01/29/2016		7,444	7,457
5.000% due 01/29/2016		19	19
Ford Motor Co.
3.040% due 12/15/2013		4,000	3,990
Fresenius Medical Care Capital Trust
1.632% due 03/31/2013		477	473
1.678% due 03/31/2013		8,499	8,434
4.500% due 09/10/2014		2,000	2,018
Georgia-Pacific Corp.
3.552% due 12/23/2014		1,210	1,217
3.553% due 12/23/2014		780	784
HCA, Inc.
3.553% due 03/31/2017		5,000	4,999
HD Supply, Inc.
3.053% due 08/30/2012		1,984	1,979
NRG Energy, Inc.
2.053% due 02/01/2013		1,253	1,247
3.553% due 08/31/2015		10,894	10,912
Urbi Desarrolos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		4,200	4,188

Total Bank Loan Obligations (Cost $68,381)			68,918

CORPORATE BONDS & NOTES 77.5%
BANKING & FINANCE 41.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		14,900	15,799
7.700% due 08/07/2013		420	467
8.700% due 08/07/2018		40,100	49,597
Alleghany Corp.
5.625% due 09/15/2020		1,000	978
Allstate Corp.
7.450% due 05/16/2019		80	97
Ally Financial, Inc.
6.000% due 04/01/2011		1,000	1,001
6.250% due 12/01/2017		11,200	11,214
6.625% due 05/15/2012		100	103
6.875% due 09/15/2011		50	51
7.500% due 09/15/2020		8,100	8,535
AMB Property LP
4.000% due 01/15/2018		2,000	1,902
6.625% due 12/01/2019		3,000	3,297
American Express Co.
6.150% due 08/28/2017		300	339
6.800% due 09/01/2066		2,465	2,459
7.000% due 03/19/2018		3,000	3,499
7.250% due 05/20/2014		2,700	3,078
8.125% due 05/20/2019		20,000	24,924
American General Finance Corp.
0.552% due 12/15/2011		10,000	9,367
5.200% due 12/15/2011		2,600	2,538
5.900% due 09/15/2012		1,700	1,615
American International Group, Inc.
0.298% due 04/03/2012	JPY	170,000	2,054
4.000% due 09/20/2011	EUR	2,000	2,675
4.375% due 04/26/2016		2,000	2,517
4.875% due 03/15/2067		1,700	1,795
4.900% due 06/02/2014	CAD	2,000	1,987
4.950% due 03/20/2012		$5,250	5,429
5.050% due 10/01/2015		700	722
5.450% due 05/18/2017		2,000	2,031
5.750% due 03/15/2067	GBP	600	744
5.850% due 01/16/2018		$22,920	23,702
6.250% due 05/01/2036		200	193
6.400% due 12/15/2020		1,000	1,051
8.000% due 05/22/2068	EUR	2,000	2,592
8.175% due 05/15/2068		$1,000	1,072
8.250% due 08/15/2018		29,500	34,084
8.625% due 05/22/2068	GBP	1,000	1,543
ANZ National International Ltd.
3.125% due 08/10/2015		$1,100	1,095
6.200% due 07/19/2013		1,700	1,873
Banco Santander Brasil S.A.
4.500% due 04/06/2015		4,000	4,100
Banco Santander Chile
1.539% due 04/20/2012		11,600	11,600
3.750% due 09/22/2015		13,800	13,828
Bank of America Corp.
4.500% due 04/01/2015		760	773
4.750% due 08/01/2015		200	206
5.250% due 11/09/2016	GBP	2,000	2,914
5.625% due 10/14/2016		$2,000	2,076
5.650% due 05/01/2018		32,150	32,899
5.750% due 08/15/2016		500	511
5.750% due 12/01/2017		26,800	27,928
6.000% due 09/01/2017		11,450	12,016
6.500% due 08/01/2016		27,450	29,821
7.375% due 05/15/2014		9,600	10,679
Bank of America N.A.
0.602% due 06/15/2017		5,170	4,496
Bank of Scotland PLC
5.500% due 06/15/2012		2,000	2,135
Barclays Bank PLC
5.125% due 01/08/2020		1,500	1,535
5.200% due 07/10/2014		10,800	11,674
5.926% due 09/29/2049		5,000	4,500
6.750% due 05/22/2019		11,000	12,445
7.375% due 06/29/2049		5,000	5,025
10.179% due 06/12/2021		11,890	14,831
14.000% due 11/29/2049	GBP	5,500	10,333
Bear Stearns Cos. LLC
0.674% due 11/21/2016		$8,900	8,406
5.700% due 11/15/2014		100	110
7.250% due 02/01/2018		29,750	35,306
BNP Paribas
0.502% due 12/09/2016		4,000	3,911
7.195% due 06/29/2049		2,725	2,630
7.781% due 06/29/2049	EUR	1,000	1,403
Boston Properties LP
5.875% due 10/15/2019		$650	706
6.250% due 01/15/2013		681	743
BPCE S.A.
5.250% due 07/29/2049	EUR	4,600	4,856
Caelus Re Ltd.
6.544% due 06/07/2011		$500	502
Canadian Oil Sands Ltd.
7.750% due 05/15/2019		26,225	31,047
Capital One Capital V
10.250% due 08/15/2039		4,000	4,305
Capital One Capital VI
8.875% due 05/15/2040		14,500	15,207
CIT Group, Inc.
7.000% due 05/01/2013		22,376	22,880
7.000% due 05/01/2014		3,165	3,204
7.000% due 05/01/2015		9,565	9,613
7.000% due 05/01/2016		3,441	3,463
7.000% due 05/01/2017		4,818	4,842
Citigroup Capital XXI
8.300% due 12/21/2077		21,500	22,467
Citigroup, Inc.
0.428% due 03/07/2014		3,000	2,884
1.174% due 06/28/2013	EUR	1,800	2,289
1.250% due 02/09/2016		1,000	1,238
4.587% due 12/15/2015		$1,000	1,044
4.750% due 05/19/2015		11,700	12,263
5.000% due 09/15/2014		9,700	10,043
5.375% due 08/09/2020		17,000	17,696
5.500% due 04/11/2013		24,100	25,676
5.500% due 10/15/2014		8,500	9,166
5.625% due 08/27/2012		400	420
5.850% due 07/02/2013		4,800	5,184
6.000% due 08/15/2017		22,960	24,939
6.010% due 01/15/2015		750	823
6.125% due 11/21/2017		31,725	34,816
6.125% due 05/15/2018		9,044	9,923
6.375% due 08/12/2014		27,350	30,252
6.500% due 08/19/2013		10,800	11,866
8.500% due 05/22/2019		16,250	20,205
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	20,000	25,393
11.000% due 06/29/2049		$9,555	12,386
11.000% due 12/29/2049		2,000	2,589
Countrywide Capital III
8.050% due 06/15/2027		12,000	12,585
Countrywide Financial Corp.
6.250% due 05/15/2016		70	72
Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	105
Crown Castle Towers LLC
4.174% due 08/15/2037		5,500	5,347
5.495% due 01/15/2037		17,700	18,518
6.113% due 01/15/2040		27,920	29,180
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	2,921
Federal Realty Investment Trust
5.900% due 04/01/2020		3,000	3,187
FIA Card Services N.A.
7.125% due 11/15/2012		45	49
First Union Capital I
7.935% due 01/15/2027		6,000	6,186
First Union Institutional Capital II
7.850% due 01/01/2027		3,910	3,961
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		1,500	1,579
7.000% due 10/01/2013		1,000	1,073
7.800% due 06/01/2012		350	372
8.000% due 06/01/2014		9,900	10,915
12.000% due 05/15/2015		500	630
Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		500	598

General Electric Capital Corp.
0.481% due 10/06/2015		1,300	1,235
5.500% due 09/15/2067	EUR	10,000	11,626
6.500% due 09/15/2067	GBP	500	724
Goldman Sachs Group, Inc.
0.753% due 03/22/2016		$34,769	32,879
1.347% due 02/04/2013	EUR	1,700	2,210
1.350% due 11/15/2014		2,500	3,135
1.393% due 01/30/2017		2,600	3,194
5.125% due 01/15/2015		$1,300	1,398
5.350% due 01/15/2016		1,100	1,183
5.375% due 03/15/2020		18,600	19,255
5.950% due 01/18/2018		16,400	17,818
6.000% due 06/15/2020		50,000	54,131
6.150% due 04/01/2018		17,575	19,382
6.250% due 09/01/2017		5,700	6,299
7.500% due 02/15/2019		4,900	5,722
HBOS Capital Funding LP
6.071% due 06/29/2049		9,555	7,883
HBOS PLC
6.750% due 05/21/2018		26,812	25,141
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		6,000	6,012
Hospitality Properties Trust
6.300% due 06/15/2016		1,515	1,595
6.750% due 02/15/2013		4,100	4,333
HSBC Bank PLC
4.125% due 08/12/2020		17,100	16,467
5.000% due 03/20/2023	GBP	2,000	3,019
HSBC Bank USA N.A.
4.875% due 08/24/2020		$8,600	8,565
7.000% due 01/15/2039		12,275	14,031
HSBC Capital Funding LP
4.610% due 12/29/2049		11,430	10,822
HSBC Finance Corp.
0.539% due 01/15/2014		3,000	2,881
0.558% due 04/24/2012		800	796
0.652% due 09/14/2012		1,800	1,775
6.676% due 01/15/2021		10,000	10,121
HSBC Holdings PLC
6.500% due 05/02/2036		700	733
6.500% due 09/15/2037		7,400	7,775
6.800% due 06/01/2038		3,800	4,122
ICICI Bank Ltd.
5.500% due 03/25/2015		7,500	7,812
ING Bank NV
1.103% due 03/30/2012		1,800	1,794
International Lease Finance Corp.
5.350% due 03/01/2012		5,000	5,069
5.750% due 06/15/2011		2,000	2,020
6.500% due 09/01/2014		12,500	13,312
6.750% due 09/01/2016		15,700	16,838
7.125% due 09/01/2018		7,300	7,793
Intesa Sanpaolo SpA
3.625% due 08/12/2015		13,000	12,581
8.375% due 10/29/2049	EUR	100	129
JPMorgan Chase & Co.
1.264% due 09/26/2013		500	653
4.250% due 10/15/2020		$15,000	14,679
4.750% due 03/01/2015		300	321
4.950% due 03/25/2020		50,000	51,423
6.000% due 01/15/2018		28,300	31,650
7.900% due 04/29/2049		26,273	28,022
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		8,000	8,051
Kilroy Realty LP
5.000% due 11/03/2015		5,000	4,969
LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	12,000	12,989
7.867% due 12/17/2019	GBP	3,100	4,229
7.869% due 08/25/2020		6,766	9,283
7.875% due 11/01/2020		$14,090	12,892
8.000% due 12/29/2049		5,000	4,400
LBG Capital No.2 PLC
9.125% due 07/15/2020	GBP	1,300	1,875
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)		$300	71
6.625% due 01/18/2012 (a)		15,030	3,551
6.875% due 05/02/2018 (a)		3,403	859
Lloyds TSB Bank PLC
4.750% due 07/15/2011		9,000	9,220
5.800% due 01/13/2020		2,575	2,547
12.000% due 12/29/2049		5,100	5,573
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,387
9.250% due 04/15/2019		2,000	2,527
Merrill Lynch & Co., Inc.
1.466% due 07/22/2014	EUR	1,000	1,256
1.578% due 09/14/2018		5,068	5,308
5.000% due 01/15/2015		$7,500	7,817
5.700% due 05/02/2017		400	402
6.150% due 04/25/2013		2,200	2,362
6.400% due 08/28/2017		15,350	16,251
6.500% due 07/15/2018		22,671	23,783
6.875% due 04/25/2018		69,300	75,949
6.875% due 11/15/2018		2,850	3,074
Morgan Stanley
0.589% due 01/09/2014		8,700	8,401
0.739% due 10/18/2016		15,300	14,151
0.769% due 10/15/2015		14,500	13,611
1.331% due 11/29/2013	EUR	1,000	1,275
1.357% due 03/01/2013		11,400	14,582
1.377% due 04/13/2016		2,600	3,125
1.445% due 05/02/2014		20,300	25,636
1.504% due 02/23/2012	CAD	7,400	7,335
5.375% due 10/15/2015		$250	263
5.500% due 01/26/2020		10,000	10,098
5.500% due 07/24/2020		11,400	11,538
5.625% due 09/23/2019		2,400	2,451
5.750% due 10/18/2016		1,400	1,495
5.950% due 12/28/2017		6,600	6,993
6.000% due 04/28/2015		2,500	2,710
6.625% due 04/01/2018		18,700	20,315
7.300% due 05/13/2019		20,050	22,605
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	710	1,035
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		$24,000	23,137
National City Bank
0.673% due 06/07/2017		2,600	2,348
6.200% due 12/15/2011		2,000	2,097
National City Bank of Kentucky
6.300% due 02/15/2011		1,000	1,006
Nile Finance Ltd.
5.250% due 08/05/2015		300	310
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		37,200	38,874
Pacific Life Global Funding
5.150% due 04/15/2013		500	535
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,800	12,888
PNC Preferred Funding Trust III
8.700% due 03/29/2049		8,600	9,159
Preferred Term Securities XIII Ltd.
0.852% due 03/24/2034		90	55
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	541
Prudential Financial, Inc.
6.000% due 12/01/2017		1,500	1,668
Qatari Diar Finance QSC
3.500% due 07/21/2015		900	900
RBS Capital Trust A
6.467% due 12/29/2049	EUR	325	300
Regions Bank
7.500% due 05/15/2018		$6,500	6,704
Regions Financial Corp.
0.473% due 06/26/2012		3,500	3,313
7.750% due 11/10/2014		11,200	11,658
Royal Bank of Scotland Group PLC
3.950% due 09/21/2015		10,000	9,841
4.875% due 08/25/2014		10,000	10,250
4.875% due 03/16/2015		7,900	8,089
5.625% due 08/24/2020		20,000	19,921
6.990% due 10/29/2049		21,000	16,275
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		7,945	8,054
7.750% due 05/29/2018		200	217
RZD Capital Ltd.
5.739% due 04/03/2017		36,150	37,703
Santander U.S. Debt S.A. Unipersonal
1.103% due 03/30/2012		13,600	13,447
Sberbank Via SB Capital S.A.
5.400% due 03/24/2017		2,900	2,908
5.499% due 07/07/2015		1,650	1,693
Scotland International Finance No. 2 BV
4.250% due 05/23/2013		4,000	3,962
Simon Property Group LP
5.450% due 03/15/2013		5,200	5,618
SLM Corp.
0.588% due 01/27/2014		4,325	3,899
1.379% due 04/26/2011	EUR	1,279	1,705
5.000% due 10/01/2013		$1,500	1,505
5.375% due 01/15/2013		3,000	3,061
5.625% due 08/01/2033		4,000	3,148
8.000% due 03/25/2020		5,900	5,992
8.450% due 06/15/2018		7,000	7,286
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		1,500	1,745
State Street Capital Trust III
8.250% due 01/29/2049		2,400	2,440
Stone Street Trust
5.902% due 12/15/2015		2,800	2,906
Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021		11,300	10,907
TNK-BP Finance S.A.
7.250% due 02/02/2020		6,500	7,101
7.500% due 07/18/2016		25,600	28,422
7.875% due 03/13/2018		25,000	28,470
UBS AG
5.750% due 04/25/2018		12,500	13,605
5.875% due 12/20/2017		35,200	38,770
Ventas Realty LP
3.125% due 11/30/2015		5,000	4,823
6.500% due 06/01/2016		1,400	1,458
Wachovia Bank N.A.
0.632% due 03/15/2016		13,500	12,663
5.000% due 08/15/2015		300	320

Wachovia Corp.
0.572% due 06/15/2017		15,100	13,884
5.750% due 06/15/2017		100	111
WEA Finance LLC
5.750% due 09/02/2015		5,000	5,422
6.750% due 09/02/2019		10,000	11,159
7.500% due 06/02/2014		5,300	6,020
Wells Fargo & Co.
0.488% due 10/28/2015		8,000	7,727
1.145% due 08/01/2011	EUR	2,400	3,185
5.625% due 12/11/2017		$7,200	7,983
7.980% due 03/29/2049		2,000	2,120
Wells Fargo Bank N.A.
0.494% due 05/16/2016		3,800	3,518
4.750% due 02/09/2015		5,590	5,936
5.950% due 08/26/2036		400	410
Wells Fargo Capital XIII
7.700% due 12/29/2049		10,940	11,364
Wells Fargo Capital XV
9.750% due 09/29/2049		5,000	5,588
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	329

			2,389,373

INDUSTRIALS 31.1%
Alcoa, Inc.
5.950% due 02/01/2037		5,000	4,701
6.150% due 08/15/2020		7,200	7,407
Altria Group, Inc.
9.250% due 08/06/2019		43,644	57,047
9.700% due 11/10/2018		8,500	11,230
American Airlines Pass-Through Trust
7.858% due 04/01/2013		8,700	9,048
American Airlines Pass-Through Trust
6.978% due 10/01/2012		7	7
American Airlines Pass-Through Trust
10.375% due 01/02/2021		37,704	44,491
American Renal Holdings
8.375% due 05/15/2018		600	618
American Tower Corp.
4.500% due 01/15/2018		10,000	9,927
7.000% due 10/15/2017		10,000	11,291
Anadarko Petroleum Corp.
6.200% due 03/15/2040		700	686
6.375% due 09/15/2017		3,300	3,600
6.450% due 09/15/2036		2,490	2,491
6.950% due 06/15/2019		8,755	9,838
8.700% due 03/15/2019		19,150	23,422
Anglo American Capital PLC
9.375% due 04/08/2014		7,385	8,898
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	417
ArcelorMittal
7.000% due 10/15/2039		4,220	4,393
Aviation Capital Group
7.125% due 10/15/2020		15,600	15,917
AWAS Aviation Capital Ltd.
7.000% due 10/15/2016		9,050	9,016
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	31
BioMed Realty LP
6.125% due 04/15/2020		4,500	4,760
Black & Decker Corp.
8.950% due 04/15/2014		4,000	4,760
Boston Scientific Corp.
4.500% due 01/15/2015		10,100	10,322
Brambles USA, Inc.
5.350% due 04/01/2020		3,000	3,049
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		600	787
Canadian National Railway Co.
4.400% due 03/15/2013		80	85
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	107
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,500	1,480
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150	170
Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017		1,000	1,030
Coffeyville Resources LLC
9.000% due 04/01/2015		450	484
Colorado Interstate Gas Co.
6.800% due 11/15/2015		491	568
Comcast Cable Communications LLC
8.875% due 05/01/2017		35	44
Concho Resources, Inc.
7.000% due 01/15/2021		6,500	6,679
8.625% due 10/01/2017		9,000	9,855
Continental Airlines Pass-Through Trust
6.503% due 12/15/2012		100	101
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		23,191	25,858
Continental Airlines Pass-Through Trust
4.750% due 01/12/2021		3,000	3,000
Continental Airlines Pass-Through Trust
9.000% due 07/08/2016		7,499	8,586
Continental Airlines, Inc.
6.750% due 09/15/2015		10,450	10,816
Continental Resources, Inc.
7.125% due 04/01/2021		700	738
7.375% due 10/01/2020		11,425	12,168
Corp. GEO SAB de C.V.
8.875% due 09/25/2014		11,600	13,079
Cox Communications, Inc.
6.250% due 06/01/2018		2,000	2,237
CSC Holdings LLC
7.625% due 07/15/2018		7,500	8,175
7.875% due 02/15/2018		8,000	8,940
8.625% due 02/15/2019		7,500	8,512
CSN Islands XI Corp.
6.875% due 09/21/2019		1,000	1,085
CSN Resources S.A.
6.500% due 07/21/2020		4,650	4,929
CVS Pass-Through Trust
7.507% due 01/10/2032		19,784	22,542
Daimler Finance North America LLC
7.300% due 01/15/2012		507	539
DCP Midstream LLC
5.375% due 10/15/2015		100	108
DCP Midstream Operating LP
3.250% due 10/01/2015		5,000	4,923
Delta Air Lines Pass-Through Trust
6.619% due 09/18/2012		43	43
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014		20,350	21,062
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		2,951	3,268
Delta Air Lines Pass-Through Trust
4.950% due 05/23/2019		2,500	2,509
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013		9,410	9,716
Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		4,400	4,565
9.500% due 12/11/2019		4,500	5,175
DirecTV Holdings LLC
5.875% due 10/01/2019		4,500	4,899
DISH DBS Corp.
7.125% due 02/01/2016		2,000	2,075
7.875% due 09/01/2019		7,400	7,770
Dow Chemical Co.
8.550% due 05/15/2019		13,500	16,945
El Paso Natural Gas Co.
5.950% due 04/15/2017		5,445	5,868
8.375% due 06/15/2032		2,070	2,445
Energy Transfer Equity LP
7.500% due 10/15/2020		6,500	6,728
Energy Transfer Partners LP
6.125% due 02/15/2017		6,000	6,604
6.700% due 07/01/2018		4,500	5,113
8.500% due 04/15/2014		10,180	11,828
9.000% due 04/15/2019		15,500	19,448
9.700% due 03/15/2019		15,000	19,416
Enterprise Products Operating LLC
5.000% due 03/01/2015		200	216
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		9,914	10,459
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		5,000	5,217
7.000% due 07/17/2012		2,800	3,008
7.900% due 05/15/2019		44,100	53,401
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		10,886	12,057
Freeport-McMoRan Corp.
8.750% due 06/01/2011		200	206
9.500% due 06/01/2031		200	272
GATX Corp.
4.750% due 05/15/2015		7,500	7,859
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		14,000	14,420
7.288% due 08/16/2037		2,000	2,090
7.510% due 07/31/2013		5,000	5,520
8.125% due 07/31/2014		14,200	16,117
8.146% due 04/11/2018		1,400	1,621
8.625% due 04/28/2034		3,200	3,855
9.250% due 04/23/2019		37,250	45,959
General Electric Co.
5.250% due 12/06/2017		8,700	9,411
Georgia-Pacific LLC
5.400% due 11/01/2020		37,900	37,542
7.000% due 01/15/2015		100	104
7.250% due 06/01/2028		820	892
7.375% due 12/01/2025		2,500	2,712
7.750% due 11/15/2029		12,915	14,642
8.000% due 01/15/2024		1,500	1,721
8.875% due 05/15/2031		14,000	17,290
Gerdau Holdings, Inc.
7.000% due 01/20/2020		10,150	11,216
Gerdau Trade, Inc.
5.750% due 01/30/2021		3,200	3,224
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		17,000	16,294
Goodman Funding Pty Ltd.
6.375% due 11/12/2020		9,000	8,648
GTL Trade Finance, Inc.
7.250% due 10/20/2017		17,820	19,691

Harvest Operations Corp.
6.875% due 10/01/2017	4,900	5,072
HCA, Inc.
7.250% due 09/15/2020	6,075	6,379
7.875% due 02/15/2020	3,000	3,225
8.500% due 04/15/2019	19,600	21,560
9.875% due 02/15/2017	2,500	2,762
Incitec Pivot Ltd.
4.000% due 12/07/2015	9,500	9,269
Kern River Funding Corp.
4.893% due 04/30/2018	49	51
Kerr-McGee Corp.
7.875% due 09/15/2031	3,500	4,023
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	217
5.300% due 09/15/2020	2,200	2,289
5.800% due 03/01/2021	21,200	22,754
5.950% due 02/15/2018	27,347	30,162
6.500% due 09/01/2039	5,500	5,700
6.850% due 02/15/2020	6,100	7,001
9.000% due 02/01/2019	23,380	29,487
Limited Brands, Inc.
5.250% due 11/01/2014	899	935
Lyondell Chemical Co.
8.000% due 11/01/2017	16,652	18,463
Magellan Midstream Partners LP
6.400% due 07/15/2018	3,900	4,428
6.550% due 07/15/2019	9,500	10,848
Masco Corp.
5.875% due 07/15/2012	5,000	5,243
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	19,900	21,265
6.700% due 09/15/2019	32,762	35,270
Motorola Solutions, Inc.
5.375% due 11/15/2012	5,000	5,279
Nakilat, Inc.
6.067% due 12/31/2033	5,000	5,277
Nalco Co.
6.625% due 01/15/2019	4,650	4,778
Newell Rubbermaid, Inc.
5.500% due 04/15/2013	10,000	10,766
Newfield Exploration Co.
6.875% due 02/01/2020	24,570	25,983
7.125% due 05/15/2018	7,000	7,402
Noble Group Ltd.
4.875% due 08/05/2015	2,900	2,993
6.750% due 01/29/2020	5,600	6,223
Northwest Airlines Pass-Through Trust
1.034% due 05/20/2014	921	870
Northwest Pipeline GP
5.950% due 04/15/2017	200	225
6.050% due 06/15/2018	30	34
Pearson Dollar Finance PLC
6.250% due 05/06/2018	2,000	2,226
Petrobras International Finance Co.
5.750% due 01/20/2020	10,800	11,260
6.875% due 01/20/2040	5,600	5,910
8.375% due 12/10/2018	500	611
Petrohawk Energy Corp.
7.250% due 08/15/2018	12,300	12,484
Petroleos Mexicanos
8.000% due 05/03/2019	100	121
PHH Corp.
9.250% due 03/01/2016	200	212
Pioneer Natural Resources Co.
6.650% due 03/15/2017	6,100	6,509
6.875% due 05/01/2018	16,100	17,196
7.200% due 01/15/2028	445	467
7.500% due 01/15/2020	12,500	13,788
Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,539
Plains Exploration & Production Co.
7.000% due 03/15/2017	2,000	2,065
7.625% due 04/01/2020	3,000	3,176
8.625% due 10/15/2019	800	880
Pride International, Inc.
6.875% due 08/15/2020	12,100	12,614
8.500% due 06/15/2019	46,800	53,469
Principal Financial Group, Inc.
8.875% due 05/15/2019	10,000	12,600
Reynolds American, Inc.
7.250% due 06/01/2013	2,050	2,282
7.750% due 06/01/2018	300	352
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019	24,950	25,511
Rockies Express Pipeline LLC
5.625% due 04/15/2020	6,950	6,730
6.250% due 07/15/2013	38,745	41,867
6.850% due 07/15/2018	23,700	25,310
RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	7,165
Ryder System, Inc.
6.000% due 03/01/2013	3,000	3,227
SandRidge Energy, Inc.
8.750% due 01/15/2020	2,500	2,581
SBA Tower Trust
4.254% due 04/15/2040	9,200	9,530
5.101% due 04/15/2017	7,000	7,288
Sino-Forest Corp.
6.250% due 10/21/2017	9,000	9,124
Southeast Supply Header LLC
4.850% due 08/15/2014	16,400	17,210
Southern Natural Gas Co.
5.900% due 04/01/2017	6,800	7,326
Southwest Airlines Co.
10.500% due 12/15/2011	8,000	8,616
Steel Dynamics, Inc.
7.750% due 04/15/2016	600	634
Symantec Corp.
4.200% due 09/15/2020	4,000	3,677
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	36	40
Teck Resources Ltd.
4.500% due 01/15/2021	2,000	2,038
9.750% due 05/15/2014	500	626
10.250% due 05/15/2016	8,050	9,973
10.750% due 05/15/2019	4,050	5,273
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	400	425
7.500% due 04/01/2017	800	924
8.375% due 06/15/2032	1,400	1,654
Time Warner Cable, Inc.
8.250% due 02/14/2014	500	581
8.250% due 04/01/2019	6,000	7,465
8.750% due 02/14/2019	2,750	3,505
Toll Brothers Finance Corp.
6.750% due 11/01/2019	2,500	2,631
8.910% due 10/15/2017	2,000	2,363
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	33
Transocean, Inc.
6.000% due 03/15/2018	29,696	31,235
6.500% due 11/15/2020	9,900	10,530
UAL 1991 Pass-Through Trust AB
10.125% due 03/22/2015 (a)	65	26
UAL Pass-Through Trust
9.750% due 01/15/2017	9,184	10,562
10.400% due 05/01/2018	33,849	39,095
Union Pacific Corp.
5.780% due 07/15/2040	8,600	8,691
Urbi Desarrollos Urbanos, S.A.B. de C.V.
9.500% due 01/21/2020	11,600	13,311
Vale Overseas Ltd.
6.875% due 11/21/2036	5,000	5,513
6.875% due 11/10/2039	33,700	37,405
8.250% due 01/17/2034	2,070	2,585
Vivendi S.A.
5.750% due 04/04/2013	500	540
Wesfarmers Ltd.
6.998% due 04/10/2013	8,000	8,830
Weyerhaeuser Co.
6.750% due 03/15/2012	19,141	20,227
Williams Cos., Inc.
7.875% due 09/01/2021	5,258	6,218
Yum! Brands, Inc.
8.875% due 04/15/2011	140	143

		1,780,365

UTILITIES 4.7%
Ameren Illinois Co.
9.750% due 11/15/2018	488	627
Appalachian Power Co.
5.650% due 08/15/2012	300	320
AT&T Corp.
8.000% due 11/15/2031	116	146
AT&T, Inc.
5.350% due 09/01/2040	3,894	3,675
BP Capital Markets PLC
5.250% due 11/07/2013	15,349	16,634
Bruce Mansfield Unit
6.850% due 06/01/2034	98	104
Calpine Corp.
7.500% due 02/15/2021	7,000	6,930
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	454
CMS Energy Corp.
1.239% due 01/15/2013	2,000	1,972
Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	108
Consumers Energy Co.
5.000% due 02/15/2012	100	104
6.875% due 03/01/2018	3,534	4,154
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	1,250	1,243
Embarq Corp.
6.738% due 06/01/2013	2,500	2,717
7.082% due 06/01/2016	2,600	2,879
Entergy Corp.
5.125% due 09/15/2020	10,000	9,884
Entergy New Orleans, Inc.
5.100% due 12/01/2020	10,000	9,788
Entergy Texas, Inc.
7.125% due 02/01/2019	4,300	5,016
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	100	104
Kentucky Power Co.
6.000% due 09/15/2017	200	219

Metropolitan Edison Co.
7.700% due 01/15/2019		4,500	5,368
NGPL PipeCo LLC
6.514% due 12/15/2012		29,742	32,116
7.119% due 12/15/2017		57,690	63,245
7.768% due 12/15/2037		2,000	2,093
Northern States Power Co.
5.350% due 11/01/2039		1,700	1,757
NRG Energy, Inc.
8.250% due 09/01/2020		10,000	10,300
Pennsylvania Electric Co.
5.200% due 04/01/2020		20,000	20,699
Progress Energy, Inc.
6.850% due 04/15/2012		200	214
7.100% due 03/01/2011		94	95
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	168
Public Service Electric & Gas Co.
5.300% due 05/01/2018		300	336
Puget Energy, Inc.
6.500% due 12/15/2020		9,500	9,360
Qtel International Finance Ltd.
4.750% due 02/16/2021		4,000	3,831
Qwest Corp.
3.552% due 06/15/2013		100	105
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.750% due 09/30/2019		2,600	3,029
Telecom Italia Capital S.A.
4.950% due 09/30/2014		2,900	2,974
5.250% due 11/15/2013		4,300	4,483
6.175% due 06/18/2014		14,600	15,539
Telefonica Emisiones SAU
4.949% due 01/15/2015		1,800	1,866
6.221% due 07/03/2017		12,600	13,569
6.421% due 06/20/2016		10,775	11,791
TELUS Corp.
8.000% due 06/01/2011		12	12
Verizon New England, Inc.
6.500% due 09/15/2011		200	208

			270,236

Total Corporate Bonds & Notes (Cost $4,139,335)			4,439,974

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Transocean, Inc.
1.500% due 12/15/2037		13,400	13,236

Total Convertible Bonds & Notes (Cost $12,164)			13,236

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 0.9%
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034		7,200	7,457
7.550% due 04/01/2039		1,300	1,350
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,144
5.450% due 04/01/2015		14,000	14,633
5.950% due 04/01/2016		5,000	5,247
Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029		2,000	2,048
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032		1,500	1,423
Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038		12,500	12,711
West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034		5,000	5,348

			53,361

COLORADO 0.1%
Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.775% due 04/01/2029		7,500	7,655

FLORIDA 0.0%
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041		2,100	1,974

LOUISIANA 0.1%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043		3,000	3,030

NEW YORK 0.2%
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.814% due 11/15/2040		10,000	10,303

OHIO 0.1%
Hamilton County, Ohio Revenue Bonds, Series 2009
6.500% due 12/01/2034		2,500	2,590

TEXAS 0.7%
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039		10,000	10,337
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		18,000	18,142
Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029		10,000	10,406

			38,885

WASHINGTON 0.0%
Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029		2,000	2,051

Total Municipal Bonds & Notes (Cost $116,287)			119,849

U.S. TREASURY OBLIGATIONS 18.6%
U.S. Treasury Bonds
3.500% due 02/15/2039		92	79
4.250% due 05/15/2039		66,800	65,819
4.250% due 11/15/2040		172,500	169,724
4.375% due 05/15/2040		13,575	13,643
4.500% due 08/15/2039 (g)		32,024	32,889
U.S. Treasury Notes
1.250% due 08/31/2015		268,300	260,985
1.250% due 09/30/2015 (d)(d)(g)		385,500	374,086
1.375% due 11/30/2015		400	389
9.250% due 02/15/2016		27,150	36,765
9.875% due 11/15/2015 (d)(d)		79,400	108,914
U.S. Treasury Strips
0.000% due 08/15/2039		9,900	2,676

Total U.S. Treasury Obligations (Cost $1,084,720)			1,065,969

MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		110	115
5.742% due 02/10/2051		1,000	1,067
Bear Stearns Alt-A Trust
5.116% due 11/25/2034		254	225
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,390
5.698% due 12/10/2049		91	97
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	215
5.886% due 11/15/2044		100	107
Countrywide Alternative Loan Trust
6.000% due 01/25/2037		131	96
Credit Suisse Mortgage Capital Certificates
0.330% due 02/15/2022		3,099	2,937
5.467% due 09/15/2039		100	105
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,500	2,655
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,500	2,624
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	210
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,073
5.700% due 09/12/2049		100	105
Merrill Lynch Mortgage Investors, Inc.
2.953% due 05/25/2033		46	46
Morgan Stanley Capital I
5.569% due 12/15/2044		1,000	1,029
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,067
Structured Adjustable Rate Mortgage Loan Trust
2.817% due 03/25/2034		81	79
Thornburg Mortgage Securities Trust
6.180% due 09/25/2037		358	349
Wells Fargo Mortgage-Backed Securities Trust
4.560% due 12/25/2033		343	350

Total Mortgage-Backed Securities (Cost $16,047)			18,941

ASSET-BACKED SECURITIES 0.4%
Bumper 2 S.A.
2.524% due 06/20/2022	EUR	2,869	3,843
Ford Credit Auto Owner Trust
1.680% due 06/15/2012		$269	269
1.880% due 05/15/2012		595	597
SLM Student Loan Trust
1.788% due 04/25/2023		17,491	18,078

Total Asset-Backed Securities (Cost $22,291)			22,787

SOVEREIGN ISSUES 0.8%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,700	2,226
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	880
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		427	253
10.000% due 01/01/2017		8,600	4,750
Export-Import Bank of Korea
4.000% due 01/29/2021		$7,700	7,223
5.125% due 06/29/2020		2,900	2,997
5.875% due 01/14/2015		22,200	24,084

Korea Development Bank
8.000% due 01/23/2014	500	571

Total Sovereign Issues (Cost $40,950)		42,984

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049	15,500	15,509

Total Convertible Preferred Securities (Cost $10,321)		15,509

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank
10.000% due 12/31/2049	13,000	14,044
SLM Corp.
3.143% due 12/31/2049	21,400	405

Total Preferred Securities (Cost $13,503)		14,449

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.1%
CERTIFICATES OF DEPOSIT 0.1%
Itau Unibanco S.A.
1.700% due 09/12/2011	$8,500	8,569

CORPORATE BONDS & NOTES 0.1%
Banco Santander Brasil S.A.
2.596% due 12/29/2011	5,000	4,874
2.596% due 12/28/2011	3,000	2,924

		7,798

REPURCHASE AGREEMENTS 0.2%
Barclays Capital, Inc.
0.250% due 01/03/2011	5,000	5,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $5,134. Repurchase proceeds are $5,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011	4,500	4,500

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $4,592. Repurchase proceeds are $4,500.)		9,500

U.S. TREASURY BILLS 0.1%
0.187% due 06/02/2011 - 06/16/2011 (b)(e)	3,100	3,098

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.6%
	3,473,578	34,791

Total Short-Term Instruments (Cost $63,582)		63,756

Total Investments 102.8% (Cost $5,587,581)		$5,886,372
Written Options (i) (0.3%) (Premiums $12,014)		(18,092)
Other Assets and Liabilities (Net) (2.5%)		(141,691)

Net Assets 100.0%		$5,726,589

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $10,729 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $2,158 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $42,157 at a weighted average interest rate of 0.105%. On December 31, 2010, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $2,781 and cash of $7 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2012	930	$430
U.S. Treasury 2-Year Note March Futures	Long	03/2011	133	(62)
U.S. Treasury 5-Year Note March Futures	Long	03/2011	30	(58)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	3,007	927

				$1,237

(h)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid /(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.179%	$3,000	$(27)	$0	$(27)
American Electric Power Co., Inc.	BCLY	(0.793%	)	06/20/2019	0.723%	36,000	(200)	0	(200)
American International Group, Inc.	GSC	(5.000%	)	09/20/2018	2.122%	10,000	(1,849)	(926)	(923)
Black & Decker Corp.	BCLY	(2.250%	)	06/20/2014	0.234%	4,000	(281)	0	(281)
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.311%	5,000	(34)	0	(34)
Centex Corp.	BOA	(1.000%	)	06/20/2015	2.239%	4,000	201	132	69
Centex Corp.	DUB	(1.000%	)	03/20/2013	1.633%	13,000	174	(22)	196
CSX Corp.	BCLY	(1.440%	)	03/20/2018	0.537%	5,370	(325)	0	(325)
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.287%	250	(6)	3	(9)
Dow Chemical Co.	CITI	(1.000%	)	06/20/2019	1.223%	2,500	40	226	(186)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.398%	2,500	162	229	(67)
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	2.429%	5,000	345	328	17
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	2.035%	1,500	54	81	(27)
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.603%	2,500	(26)	(6)	(20)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.199%	2,000	19	(32)	51
Freeport-McMoRan Corp.	GSC	(0.520%	)	09/20/2011	0.085%	200	(1)	0	(1)
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2015	1.142%	10,300	59	181	(122)
Intesa Sanpaolo SpA	BCLY	(1.000%	)	09/20/2015	1.435%	13,000	245	259	(14)
KB Home	BNP	(1.000%	)	06/20/2015	3.703%	2,500	267	232	35
KB Home	DUB	(1.000%	)	03/20/2014	3.083%	3,000	188	249	(61)
Limited Brands, Inc.	BNP	(1.000%	)	12/20/2014	1.185%	1,250	8	96	(88)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	1.494%	2,000	84	0	84
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	09/20/2015	1.246%	5,000	53	(141)	194
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.147%	5,000	11	113	(102)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.533%	5,000	(48)	252	(300)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.625%	10,000	(11)	0	(11)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.766%	2,000	(1)	0	(1)
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	2.565%	7,000	266	0	266
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	0.610%	3,000	(166)	0	(166)
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	2.382%	550	42	40	2
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	2.382%	500	38	37	1
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	1.936%	2,100	118	55	63

							$(601)	$1,386	$(1,987)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BNP	1.000%	12/20/2015	1.997%		$8,850	$(401)	$(427)	$26
Alcoa, Inc.	CITI	5.000%	09/20/2015	1.910%		10,000	1,377	848	529
Alcoa, Inc.	CSFB	1.000%	12/20/2015	1.997%		2,600	(118)	(131)	13
Alcoa, Inc.	DUB	1.000%	06/20/2015	1.812%		4,200	(141)	(179)	38
Alcoa, Inc.	HSBC	1.000%	03/20/2016	2.075%		3,100	(158)	(159)	1
Alcoa, Inc.	MSC	1.000%	06/20/2015	1.812%		600	(21)	(67)	46
Alcoa, Inc.	MSC	1.000%	03/20/2016	2.075%		3,100	(158)	(163)	5
Ally Financial, Inc.	JPM	1.840%	06/20/2012	1.473%		500	3	0	3
America Movil SAB de C.V.	CITI	1.000%	12/20/2012	0.865%		8,600	26	37	(11)
America Movil SAB de C.V.	DUB	1.000%	12/20/2012	0.865%		13,100	40	54	(14)
America Movil SAB de C.V.	UBS	1.000%	09/20/2012	0.839%		63,500	200	241	(41)
American Express Co.	JPM	2.750%	03/20/2014	0.524%		3,000	215	0	215
American International Group, Inc.	BOA	5.000%	09/20/2011	0.358%		4,000	143	(200)	343
American International Group, Inc.	DUB	0.890%	12/20/2012	0.928%		100	0	0	0
American International Group, Inc.	DUB	0.900%	12/20/2012	0.928%		300	0	0	0
Anheuser-Busch InBev Worldwide, Inc.	BCLY	1.000%	12/20/2015	1.020%	EUR	20,600	(14)	(220)	206
Anheuser-Busch InBev Worldwide, Inc.	BCLY	1.000%	12/20/2015	1.020%		$25,000	(13)	(150)	137
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	1.020%	EUR	3,700	(3)	(37)	34
Anheuser-Busch InBev Worldwide, Inc.	GSC	1.000%	12/20/2015	1.020%		3,300	(2)	(41)	39
ArcelorMittal	BCLY	1.000%	12/20/2015	2.242%		$7,000	(391)	(539)	148
ArcelorMittal	BOA	1.000%	12/20/2015	2.242%		1,700	(95)	(114)	19
ArcelorMittal	CSFB	1.000%	12/20/2015	2.242%		14,500	(808)	(1,090)	282
ArcelorMittal	GSC	1.000%	12/20/2015	2.242%		12,000	(669)	(939)	270
ArcelorMittal	JPM	1.000%	12/20/2015	2.242%		5,000	(279)	(334)	55
ArcelorMittal	MSC	1.000%	12/20/2015	2.242%		8,300	(463)	(631)	168
Australia Government Bond	UBS	1.000%	09/20/2015	0.480%		6,100	147	155	(8)
Australia Government Bond	UBS	1.000%	12/20/2015	0.493%		1,000	24	28	(4)
Banco Santander International	BOA	1.000%	12/20/2011	1.906%		5,000	(42)	(3)	(39)
Banco Santander International	DUB	1.000%	12/20/2011	1.910%	EUR	5,000	(56)	(15)	(41)
Banco Santander International	GSC	1.000%	12/20/2011	1.906%		$10,000	(83)	3	(86)
Banco Santander International	JPM	1.000%	12/20/2011	1.906%		15,000	(125)	6	(131)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.143%		25,000	(134)	(502)	368
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	0.941%		5,000	45	0	45
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.143%		10,000	(53)	(83)	30
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2012	0.737%		6,600	37	33	4
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.143%		15,000	(80)	(187)	107
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.143%		25,000	(134)	(468)	334
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	0.715%		8,500	112	(49)	161
BHP Billiton Finance USA Ltd.	CSFB	1.000%	12/20/2015	0.734%		1,200	15	8	7
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.715%		16,200	215	(71)	286
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.715%		800	10	(4)	14
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	0.715%		1,900	25	(11)	36
BHP Billiton Finance USA Ltd.	RBS	1.000%	09/20/2015	0.715%		3,500	47	(8)	55
BMW Finance NV	BCLY	1.000%	03/20/2016	0.832%	EUR	10,000	116	108	8
BMW Finance NV	GSC	1.000%	03/20/2016	0.832%		2,200	25	27	(2)
BMW Finance NV	JPM	1.000%	03/20/2016	0.832%		6,100	70	73	(3)
BMW Finance NV	JPM	1.000%	03/20/2016	0.835%		$1,000	8	7	1
BMW U.S. Capital LLC	CITI	1.000%	09/20/2015	0.783%		7,800	79	11	68
BMW U.S. Capital LLC	GSC	1.000%	09/20/2015	0.783%		26,000	266	63	203
BP Capital Markets America, Inc.	BOA	1.000%	03/20/2016	0.926%		5,000	21	20	1
BP Capital Markets America, Inc.	CSFB	1.000%	06/20/2015	0.818%		25,000	206	119	87
BP Capital Markets America, Inc.	DUB	1.000%	06/20/2015	0.818%		10,000	82	57	25
BP Capital Markets America, Inc.	GSC	1.000%	03/20/2016	0.926%		5,000	20	22	(2)
BP Capital Markets America, Inc.	HSBC	1.000%	03/20/2016	0.926%		5,600	23	14	9
BP Capital Markets America, Inc.	MSC	1.000%	06/20/2015	0.818%		5,000	41	31	10
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.508%		3,000	12	9	3
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.061%		7,300	(17)	(62)	45
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.085%		15,800	(57)	(133)	76
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.033%		1,150	(1)	(10)	9
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.508%		10,000	14	48	(34)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.085%		11,600	(42)	(73)	31
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.061%		2,500	(6)	(25)	19
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.984%		400	0	(4)	4
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.033%		10,000	(10)	(129)	119
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.085%		7,300	(26)	(54)	28
Brazil Government International Bond	MSC	1.000%	12/20/2011	0.572%		8,000	36	39	(3)
Brazil Government International Bond	MSC	1.000%	03/20/2016	1.107%		5,600	(27)	(38)	11
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.508%		26,500	39	122	(83)
Canadian Natural Resources Ltd.	BCLY	1.000%	09/20/2015	0.705%		1,500	21	(7)	28
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	0.561%		7,000	1,074	370	704
Canadian Natural Resources Ltd.	GSC	1.000%	12/20/2015	0.729%		6,000	80	18	62
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	0.705%		2,000	27	(7)	34
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.705%		4,100	56	(14)	70
Canadian Natural Resources Ltd.	MSC	1.000%	12/20/2015	0.729%		3,600	47	12	35
Canadian Natural Resources Ltd.	RBS	1.000%	09/20/2015	0.705%		36,800	507	(162)	669
Charter Communications, Inc.	CITI	2.500%	09/20/2011	1.026%		4,500	52	(20)	72
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	3.133%		3,600	281	(60)	341

Chesapeake Energy Corp.	CSFB	5.000%	03/20/2016	3.575%		4,000	269	209	60
Chesapeake Energy Corp.	GSC	5.000%	03/20/2015	2.943%		5,600	459	175	284
Chesapeake Energy Corp.	MSC	5.000%	03/20/2016	3.575%		3,000	202	157	45
China Government International Bond	BCLY	0.770%	12/20/2014	0.557%		5,350	46	0	46
China Government International Bond	BOA	0.820%	12/20/2014	0.557%		1,300	14	0	14
China Government International Bond	DUB	1.000%	09/20/2015	0.635%		13,000	220	116	104
China Government International Bond	DUB	1.000%	12/20/2015	0.659%		8,100	135	142	(7)
China Government International Bond	HSBC	1.000%	06/20/2015	0.608%		10,000	173	194	(21)
China Government International Bond	JPM	1.000%	06/20/2015	0.608%		3,500	62	71	(9)
China Government International Bond	JPM	1.000%	09/20/2015	0.635%		19,500	331	194	137
China Government International Bond	MSC	1.000%	12/20/2015	0.659%		3,000	49	41	8
China Government International Bond	RBS	1.000%	06/20/2015	0.608%		10,000	173	194	(21)
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.538%		10,000	14	(26)	40
Citigroup, Inc.	MSC	0.280%	09/20/2012	0.840%		700	(7)	0	(7)
Comcast Corp.	BCLY	1.610%	12/20/2013	0.487%		7,000	236	0	236
Comcast Corp.	DUB	1.000%	12/20/2015	0.810%		8,500	81	(8)	89
Daimler Finance North America LLC	BCLY	1.000%	03/20/2016	0.945%		5,000	16	20	(4)
Daimler Finance North America LLC	BOA	1.000%	03/20/2016	0.945%	EUR	10,000	42	57	(15)
Daimler Finance North America LLC	CITI	1.000%	03/20/2016	0.945%		$10,000	31	29	2
Daimler Finance North America LLC	GSC	1.000%	12/20/2013	0.671%		2,800	28	27	1
Daimler Finance North America LLC	JPM	1.000%	03/20/2016	0.945%	EUR	15,000	62	85	(23)
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.393%		$100	1	0	1
El Paso Corp.	BOA	5.000%	09/20/2014	1.948%		3,000	331	(247)	578
El Paso Corp.	DUB	5.000%	09/20/2014	1.948%		2,500	276	(212)	488
Emirate of Abu Dhabi	BCLY	1.000%	09/20/2015	0.892%		5,000	26	(25)	51
Emirate of Abu Dhabi	CITI	1.000%	09/20/2015	0.892%		4,100	22	(25)	47
Emirate of Abu Dhabi	CITI	1.000%	12/20/2015	0.917%		4,000	17	(26)	43
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2015	0.917%		10,000	42	(59)	101
Emirate of Abu Dhabi	DUB	1.000%	06/20/2015	0.863%		10,000	63	(53)	116
Emirate of Abu Dhabi	GSC	1.000%	09/20/2015	0.892%		1,200	6	(5)	11
Emirate of Abu Dhabi	HSBC	1.000%	09/20/2015	0.892%		2,000	10	(8)	18
Emirate of Abu Dhabi	MSC	1.000%	09/20/2015	0.892%		4,600	24	(22)	46
Forest Oil Corp.	BOA	5.000%	06/20/2015	2.607%		5,000	503	104	399
Forest Oil Corp.	CITI	5.000%	06/20/2015	2.607%		2,500	252	63	189
Forest Oil Corp.	CSFB	5.000%	06/20/2015	2.607%		1,500	151	(6)	157
Forest Oil Corp.	GSC	5.000%	06/20/2015	2.607%		6,500	654	126	528
France Government Bond	BCLY	0.250%	03/20/2016	1.087%		1,800	(73)	(71)	(2)
France Government Bond	CITI	0.250%	03/20/2016	1.087%		4,100	(168)	(165)	(3)
France Government Bond	GSC	0.250%	03/20/2016	1.087%		24,100	(986)	(964)	(22)
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	0.368%		300	3	0	3
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	0.890%		600	(3)	0	(3)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	1.079%		4,000	399	0	399
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.128%		12,500	1,653	(1,000)	2,653
General Electric Capital Corp.	BNP	4.750%	12/20/2013	1.079%		1,500	163	0	163
General Electric Capital Corp.	BNP	3.900%	03/20/2014	1.111%		10,000	890	0	890
General Electric Capital Corp.	BOA	5.000%	06/20/2012	0.739%		3,700	240	70	170
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.993%		4,800	717	0	717
General Electric Capital Corp.	BOA	5.000%	09/20/2014	1.164%		8,000	1,117	922	195
General Electric Capital Corp.	CITI	1.000%	03/20/2011	0.520%		10,000	15	(44)	59
General Electric Capital Corp.	CITI	1.310%	03/20/2013	0.935%		1,000	9	0	9
General Electric Capital Corp.	CITI	6.950%	03/20/2013	0.935%		2,425	328	0	328
General Electric Capital Corp.	CITI	4.200%	03/20/2014	1.111%		10,000	985	0	985
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.164%		5,000	698	178	520
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.520%		700	1	(5)	6
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.890%		4,000	16	0	16
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.079%		2,000	217	0	217
General Electric Capital Corp.	GSC	1.000%	12/20/2011	0.589%		11,500	51	3	48
General Electric Capital Corp.	GSC	5.700%	12/20/2013	1.079%		5,000	683	0	683
General Electric Capital Corp.	GSC	5.000%	09/20/2014	1.164%		4,000	559	160	399
General Electric Capital Corp.	JPM	5.000%	09/20/2014	1.164%		23,300	3,252	1,363	1,889
General Electric Capital Corp.	MSC	1.000%	12/20/2011	0.589%		10,000	44	23	21
General Electric Capital Corp.	MSC	5.000%	06/20/2014	1.128%		12,500	1,653	(1,000)	2,653
General Electric Capital Corp.	RBS	1.000%	03/20/2015	1.222%		1,300	(11)	(37)	26
GenOn Energy, Inc.	MSC	5.000%	12/20/2014	5.349%		10,000	(101)	(1,000)	899
Goldman Sachs Group, Inc.	BNP	1.000%	09/20/2011	0.593%		11,700	39	(126)	165
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.593%		3,500	4	(19)	23
Groupe Danone	CSFB	1.000%	12/20/2015	0.664%	EUR	400	9	8	1
Groupe Danone	JPM	1.000%	12/20/2015	0.664%		14,200	309	269	40
HCA, Inc.	JPM	2.000%	03/20/2011	1.283%		$5,000	12	0	12
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.219%		10,000	(95)	(245)	150
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.219%		8,000	(76)	(173)	97
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.219%		2,500	(24)	(62)	38
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.267%		22,100	(269)	(315)	46
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.219%		5,000	(48)	(120)	72
Indonesia Government International Bond	UBS	1.000%	12/20/2015	1.267%		100	(1)	(1)	0
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.667%	EUR	10,000	(10)	0	(10)
Intelsat Ltd.	JPM	2.500%	09/20/2011	0.600%		$9,000	133	30	103
Japan Government International Bond	GSC	1.000%	03/20/2015	0.590%		25,000	431	533	(102)
Japan Government International Bond	GSC	1.000%	09/20/2015	0.661%		2,400	38	35	3
Japan Government International Bond	GSC	1.000%	12/20/2015	0.691%		700	11	16	(5)
Japan Government International Bond	GSC	1.000%	03/20/2016	0.718%		10,000	145	138	7
Japan Government International Bond	JPM	1.000%	12/20/2015	0.691%		300	5	7	(2)
Japan Government International Bond	MSC	1.000%	12/20/2015	0.691%		3,700	56	82	(26)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.691%		2,000	30	45	(15)
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	0.817%		10,000	8	(10)	18
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	0.817%		2,700	2	(3)	5
MetLife, Inc.	BNP	1.000%	06/20/2015	1.502%		1,600	(34)	(167)	133
MetLife, Inc.	DUB	2.073%	03/20/2013	0.906%		1,000	27	0	27
MetLife, Inc.	DUB	5.000%	06/20/2014	1.255%		9,000	1,151	(90)	1,241
MetLife, Inc.	DUB	5.000%	09/20/2014	1.326%		5,000	669	463	206
MetLife, Inc.	DUB	1.000%	03/20/2015	1.440%		10,000	(172)	(490)	318
MetLife, Inc.	DUB	5.000%	09/20/2019	1.764%		9,200	2,153	1,118	1,035
MetLife, Inc.	GSC	1.000%	12/20/2014	1.387%		10,000	(143)	(560)	417
MetLife, Inc.	GSC	1.000%	09/20/2015	1.557%		10,000	(242)	(549)	307
MetLife, Inc.	JPM	5.000%	06/20/2014	1.255%		6,000	767	(36)	803
MetLife, Inc.	JPM	5.000%	09/20/2014	1.326%		15,000	2,004	1,353	651
MetLife, Inc.	UBS	1.000%	03/20/2015	1.440%		850	(15)	(24)	9
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.525%		20,500	79	29	50
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.080%		9,800	(32)	(71)	39
Mexico Government International Bond	BCLY	1.000%	12/20/2015	1.107%		8,850	(41)	(59)	18
Mexico Government International Bond	HSBC	1.690%	09/20/2014	0.965%		15,800	492	0	492
Mexico Government International Bond	MSC	1.000%	09/20/2015	1.080%		3,600	(12)	(28)	16
Mexico Government International Bond	MSC	1.000%	03/20/2016	1.130%		4,200	(26)	(33)	7
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.080%		9,800	(32)	(85)	53
Morgan Stanley	CITI	1.000%	06/20/2011	0.768%		16,500	25	10	15
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	0.672%		8,000	766	0	766
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.371%		17,100	112	94	18
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%		25,000	(61)	(292)	231
Petrobras International Finance Co.	HSBC	1.000%	12/20/2012	1.204%		11,000	(40)	0	(40)
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.525%		5,000	(115)	(143)	28
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.165%		3,600	(9)	(23)	14
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.525%		5,700	(131)	(182)	51
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.703%		2,600	37	(12)	49
Potash Corp. of Saskatchewan, Inc.	CSFB	1.000%	12/20/2015	0.703%		1,500	22	(11)	33
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.703%		13,500	197	(16)	213
Prudential Financial, Inc.	GSC	1.000%	03/20/2016	1.445%		25,000	(531)	(633)	102
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	0.657%		13,000	93	65	28
Prudential Financial, Inc.	UBS	1.000%	12/20/2011	0.453%		3,900	23	9	14
Republic of Italy Government Bond	BNP	1.000%	12/20/2015	2.372%		2,900	(176)	(103)	(73)
Republic of Italy Government Bond	RBS	1.000%	12/20/2015	2.372%		4,700	(285)	(164)	(121)
Rio Tinto Finance USA Ltd.	JPM	1.000%	09/20/2015	0.822%		3,800	32	(15)	47
Rogers Communications, Inc.	JPM	1.000%	12/20/2015	0.764%		22,900	266	82	184
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.556%		19,900	94	88	6
Russia Government International Bond	HSBC	1.000%	09/20/2011	0.477%		12,900	54	24	30
Russia Government International Bond	JPM	1.000%	09/20/2011	0.477%		8,600	37	18	19
Russia Government International Bond	UBS	1.000%	06/20/2015	1.362%		5,000	(75)	(76)	1
SLM Corp.	BCLY	5.000%	03/20/2014	2.232%		1,600	139	(168)	307
SLM Corp.	BOA	5.000%	06/20/2011	0.685%		4,000	89	(190)	279
SLM Corp.	BOA	5.000%	09/20/2011	0.685%		21,700	722	(1,487)	2,209
SLM Corp.	CITI	5.000%	09/20/2011	0.685%		8,000	266	(360)	626
SLM Corp.	JPM	5.000%	09/20/2011	0.685%		8,000	266	(960)	1,226
SLM Corp.	MSC	5.000%	09/20/2011	0.685%		3,000	100	(180)	280
South Korea Government Bond	BCLY	1.000%	09/20/2011	0.522%		13,400	52	48	4
South Korea Government Bond	BCLY	0.960%	12/20/2014	0.838%		400	2	0	2
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.912%		3,600	16	(22)	38
South Korea Government Bond	BCLY	1.000%	12/20/2015	0.934%		8,600	30	97	(67)
South Korea Government Bond	BOA	1.000%	12/20/2015	0.934%		1,400	5	3	2
South Korea Government Bond	CSFB	1.000%	03/20/2016	0.954%		5,000	14	(2)	16
South Korea Government Bond	JPM	1.000%	09/20/2015	0.912%		2,400	10	(10)	20
South Korea Government Bond	JPM	1.000%	12/20/2015	0.934%		12,800	45	(9)	54
South Korea Government Bond	RBS	1.000%	06/20/2015	0.887%		10,000	52	101	(49)
South Korea Government Bond	UBS	1.000%	09/20/2011	0.522%		5,800	23	21	2
South Korea Government Bond	UBS	1.000%	09/20/2015	0.912%		10,500	46	(35)	81
South Korea Government Bond	UBS	1.000%	12/20/2015	0.934%		9,000	31	78	(47)
Teck Resources Ltd.	CITI	1.000%	12/20/2015	1.121%		2,200	(12)	(31)	19
Telefonica Emisiones S.A.U.	CITI	1.000%	09/20/2011	0.839%		12,000	18	(38)	56
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	1.799%		3,000	(108)	(69)	(39)
Time Warner Cable, Inc.	BCLY	1.000%	12/20/2015	0.968%		4,000	8	(39)	47
Time Warner Cable, Inc.	UBS	1.000%	12/20/2015	0.968%		15,000	28	(88)	116
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.485%		4,500	97	21	76
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.485%		18,000	389	24	365
Transocean, Inc.	CSFB	5.000%	03/20/2012	0.665%		1,600	88	5	83
Transocean, Inc.	DUB	5.000%	03/20/2012	0.665%		2,800	154	11	143
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.735%		10,000	135	128	7
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.715%		4,500	62	104	(42)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.637%		25,000	381	370	11
United Kingdom Gilt	UBS	1.000%	12/20/2015	0.715%		5,000	70	94	(24)
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	0.634%		500	0	0	0
Vodafone Group PLC	CITI	1.000%	09/20/2015	0.700%		6,900	96	(50)	146
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.700%		12,000	169	(86)	255
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.700%		5,000	70	(31)	101
Vodafone Group PLC	RBS	1.000%	09/20/2015	0.700%		25,000	351	(144)	495
Volkswagen International Finance NV	BCLY	1.000%	03/20/2016	0.886%	EUR	10,000	80	63	17
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.834%		$14,000	111	(185)	296
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.834%		9,400	74	(27)	101
Volkswagen International Finance NV	DUB	1.000%	09/20/2015	0.834%		19,600	155	(262)	417
Volkswagen International Finance NV	GSC	1.000%	03/20/2016	0.886%	EUR	500	4	4	0
Xstrata Finance Canada Ltd.	BCLY	1.000%	03/20/2016	1.383%		5,000	(122)	(130)	8
Xstrata Finance Canada Ltd.	BOA	1.000%	03/20/2016	1.383%		10,000	(243)	(211)	(32)
Xstrata Finance Canada Ltd.	GSC	1.000%	03/20/2016	1.383%		6,700	(163)	(133)	(30)

							$30,059	$(9,517)	$39,576

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	$700	$5	$4	$1
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	32,200	237	142	95
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	41,100	302	256	46

					$544	$402	$142

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	310,000	$658	$1,492	$(834)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		900	4	1	3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		93,000	507	112	395
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		200,000	1,042	300	742
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY		157,000	1,464	837	627
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		250,000	2,331	499	1,832
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		84,000	675	353	322
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		64,000	515	260	255
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		73,900	560	273	287
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		87,400	1,363	(33)	1,396
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	3,240	0	3,240
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BCLY		$14,300	370	333	37
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		300	27	10	17
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BNP	AUD	14,900	(79)	(145)	66
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		31,900	(170)	(275)	105
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	33	8	25

							$12,540	$4,025	$8,515

(i) Written options outstanding on December 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		$5,900	$40	$80
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		59,000	402	800
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		402,700	3,274	5,462
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		58,600	525	739
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,900	263	377
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,000	135	189
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		143,300	1,487	2,161
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		74,300	676	937
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		156,800	1,537	2,364
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	19,800	139	100 14

								$8,478	$13,123

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	7,300	$22	$18
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		7,300	59	13
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		3,900	28	3

							$109	$34

Straddle Options

Description	Counterparty	Exercise Price(6)	Expiration Date	Notional Amount	Premium(6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$40,300	$213	$327
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	29,000	147	235
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	147,200	1,642	2,476
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	83,900	911	1,408

					$2,913	$4,446

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$273
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	21,200	274	216

						$514	$489

(j)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	683	01/2011	BNP	$0	$(30)	$(30)
Buy		45,940	01/2011	CSFB	2,811	0	2,811
Buy	BRL	2,488	03/2011	CITI	21	0	21
Buy	CAD	48,579	02/2011	DUB	581	0	581
Buy		1,500	02/2011	RBS	26	0	26
Sell	CLP	27,495	01/2011	DUB	0	(2)	(2)
Buy		27,495	01/2011	JPM	3	0	3
Buy		27,495	06/2011	DUB	2	0	2
Buy	CNY	157,230	01/2011	CITI	121	0	121
Buy		87,311	01/2011	DUB	134	0	134
Sell		194,795	01/2011	DUB	0	(961)	(961)
Sell		43,613	01/2011	JPM	0	(219)	(219)
Sell		6,133	01/2011	RBS	0	(31)	(31)
Buy		78,906	06/2011	BCLY	325	0	325
Buy		140,150	06/2011	DUB	205	0	205
Buy		156,609	06/2011	JPM	598	0	598
Buy		44,214	09/2011	JPM	18	0	18
Buy		8,413	11/2011	BCLY	0	(7)	(7)
Buy		192,647	11/2011	BOA	819	0	819
Buy		50,604	11/2011	CITI	19	0	19
Buy		81,534	11/2011	DUB	350	0	350
Buy		139,482	11/2011	GSC	590	0	590
Buy		3,370	11/2011	HSBC	0	(3)	(3)
Buy		23,979	11/2011	JPM	0	(21)	(21)
Sell		92,356	11/2011	UBS	0	(16)	(16)
Buy		4,013	02/2012	BCLY	0	(3)	(3)
Sell		87,311	02/2012	DUB	0	(140)	(140)
Sell	EUR	17,510	01/2011	BCLY	0	(460)	(460)
Buy		4,659	01/2011	BNP	115	0	115
Buy		190	01/2011	BOA	4	0	4
Buy		31,559	01/2011	CITI	0	(529)	(529)
Sell		81,126	01/2011	CITI	4,289	0	4,289
Sell		10,392	01/2011	CSFB	703	0	703
Buy		9,718	01/2011	DUB	0	(484)	(484)
Sell		106,045	01/2011	DUB	4,493	(183)	4,310
Buy		1,523	01/2011	HSBC	0	(8)	(8)
Sell		15,145	01/2011	HSBC	0	(38)	(38)
Buy		2,006	01/2011	MSC	0	(79)	(79)
Sell		24,427	01/2011	MSC	0	(559)	(559)
Buy		1,065	01/2011	RBC	30	0	30
Sell		56	01/2011	RBC	0	(1)	(1)
Buy		10,195	01/2011	RBS	0	(289)	(289)
Sell	GBP	7,697	03/2011	BCLY	10	0	10
Sell		819	03/2011	BOA	0	(9)	(9)
Sell		7,696	03/2011	DUB	12	0	12
Sell		2,726	03/2011	MSC	0	(60)	(60)
Sell		5,131	03/2011	RBS	26	0	26
Buy	IDR	54,420,650	07/2011	CITI	98	0	98
Buy		113,167,000	07/2011	HSBC	281	0	281
Buy		5,508,000	07/2011	JPM	1	0	1
Buy	INR	328,978	03/2011	BCLY	215	0	215
Buy		558,443	03/2011	CITI	118	0	118
Buy		157,904	03/2011	HSBC	98	0	98
Buy		163,537	03/2011	JPM	92	0	92
Buy		186,250	03/2011	UBS	110	0	110
Sell	JPY	577,150	01/2011	GSC	0	(252)	(252)
Sell		343,542	01/2011	RBC	0	(152)	(152)
Buy		100,188	01/2011	RBS	44	0	44
Sell		687,083	01/2011	RBS	0	(289)	(289)
Buy	KRW	1,271,002	01/2011	DUB	35	0	35
Buy		26,634,990	01/2011	GSC	637	0	637
Buy		3,577,600	01/2011	HSBC	0	(39)	(39)
Buy		7,973,342	01/2011	JPM	216	0	216
Sell		46,502,224	01/2011	JPM	0	(834)	(834)
Buy		7,045,290	01/2011	MSC	0	(74)	(74)
Buy		1,937,600	05/2011	BCLY	0	(12)	(12)
Buy		18,891,900	05/2011	CITI	0	(103)	(103)
Buy		1,561,408	05/2011	GSC	4	0	4
Buy		3,656,000	05/2011	HSBC	0	(25)	(25)
Buy		54,933,824	05/2011	JPM	993	0	993
Buy		7,330,000	05/2011	RBS	0	0	0
Buy	MXN	357,215	02/2011	BCLY	1,822	0	1,822
Buy		41,491	02/2011	CITI	219	0	219
Buy		5,673	02/2011	DUB	10	0	10
Buy		228,933	02/2011	JPM	472	0	472
Buy		137,705	02/2011	MSC	61	0	61
Sell		63,773	02/2011	MSC	0	(6)	(6)
Buy	NOK	271,443	02/2011	CITI	465	0	465
Buy	PHP	50,000	06/2011	BOA	0	(7)	(7)
Buy		801,640	06/2011	CITI	144	(38)	106
Buy		182,972	06/2011	DUB	47	0	47
Buy		137,462	06/2011	HSBC	29	0	29
Buy		187,966	06/2011	JPM	48	0	48
Buy		563,456	06/2011	MSC	192	0	192
Buy		120,517	06/2011	RBS	0	(25)	(25)
Buy	SGD	25,660	03/2011	BOA	914	0	914
Buy		25,888	03/2011	DUB	647	0	647
Buy		6,017	03/2011	HSBC	89	0	89
Buy		5,320	03/2011	JPM	198	0	198
Buy		6,370	03/2011	RBS	235	0	235
Buy		12,693	06/2011	DUB	135	0	135
Buy	TWD	156	01/2011	DUB	0	0	0
Sell		480	01/2011	DUB	0	0	0
Buy		96	01/2011	JPM	0	0	0
Buy		148	01/2011	MSC	0	0	0
Buy		80	01/2011	UBS	0	0	0
Buy		570	04/2011	DUB	1	0	1
Buy	ZAR	153	01/2011	HSBC	1	0	1

					$24,976	$(5,988)	$18,988

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$64,730	$4,188	$68,918
Corporate Bonds & Notes
Banking & Finance	0	2,389,318	55	2,389,373
Industrials	0	1,602,081	178,284	1,780,365
Utilities	0	270,236	0	270,236
Convertible Bonds & Notes
Industrials	0	13,236	0	13,236
Municipal Bonds & Notes
California	0	53,361	0	53,361
Colorado	0	7,655	0	7,655
Florida	0	1,974	0	1,974
Louisiana	0	3,030	0	3,030
New York	0	10,303	0	10,303
Ohio	0	2,590	0	2,590
Texas	0	38,885	0	38,885
Washington	0	2,051	0	2,051
U.S. Treasury Obligations	0	1,065,969	0	1,065,969
Mortgage-Backed Securities	0	18,941	0	18,941
Asset-Backed Securities	0	22,787	0	22,787
Sovereign Issues	0	42,984	0	42,984
Convertible Preferred Securities
Banking & Finance	15,509	0	0	15,509
Preferred Securities
Banking & Finance	405	14,044	0	14,449
Short-Term Instruments
Certificates of Deposit	0	8,569	0	8,569
Corporate Bonds & Notes	0	0	7,798	7,798
Repurchase Agreements	0	9,500	0	9,500
U.S. Treasury Bills	0	3,098	0	3,098
PIMCO Short-Term Floating NAV Portfolio	34,791	0	0	34,791
	$50,705	$5,645,342	$190,325	$5,886,372

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	42,059	0	42,059
Foreign Exchange Contracts	0	24,976	0	24,976
Interest Rate Contracts	1,357	9,349	0	10,706
	$1,357	$76,384	$0	$77,741

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,362)	0	(4,362)
Foreign Exchange Contracts	0	(5,988)	0	(5,988)
Interest Rate Contracts	(120)	(13,957)	(4,935)	(19,012)
	$(120)	$(24,307)	$(4,935)	$(29,362)

Totals	$51,942	$5,697,419	$185,390	$5,934,751

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Bank Loan Obligations	$0	$4,200	$0	$0	$0	$(12)	$0	$0	$4,188	$(12)
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	55	0	55	0
Industrials	0	5,528	0	0	0	(19)	172,775	0	178,284	(19)
Short-Term Instruments
Corporate Bonds & Notes	0	7,798	0	3	0	(3)	0	0	7,798	(3)

	$0	$17,526	$0	$3	$0	$(34)	$172,830	$0	$190,325	$(34)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(229)	0	(3,187)	0	0	(1,519)	0	0	(4,935)	(1,519)
Credit Contracts	(936)	0	0	0	2,074	(1,138)	0	0	0	0

	$(1,165)	$0	$(3,187)	$0	$2,074	$(2,657)	$0	$0	$(4,935)	$(1,519)

Totals	$(1,165)	$17,526	$(3,187)	$3	$2,074	$(2,691)	$172,830	$0	$185,390	$(1,553)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Long Duration Total Return Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 44.2%
BANKING & FINANCE 18.0%
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		$735	$771
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		5,400	6,696
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	109
American Express Bank FSB
6.000% due 09/13/2017		200	223
American Express Co.
5.500% due 09/12/2016		300	330
6.150% due 08/28/2017		1,800	2,032
8.150% due 03/19/2038		12,300	16,714
American General Finance Corp.
4.875% due 07/15/2012		200	189
5.625% due 08/17/2011		475	470
American International Group, Inc.
5.050% due 10/01/2015		2,000	2,062
5.750% due 03/15/2067	GBP	500	620
5.850% due 01/16/2018		$3,000	3,102
6.250% due 05/01/2036		7,080	6,838
6.250% due 03/15/2087		2,100	1,868
8.175% due 05/15/2068		3,400	3,646
8.250% due 08/15/2018		1,900	2,195
Anadarko Finance Co.
7.500% due 05/01/2031		14,970	16,598
Asian Development Bank
5.820% due 06/16/2028		500	564
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,120
Banco do Brasil S.A.
6.000% due 01/22/2020		$9,700	10,524
Bank of America Corp.
0.616% due 08/15/2016		100	88
5.625% due 07/01/2020		13,450	13,737
5.650% due 05/01/2018		3,300	3,377
5.750% due 12/01/2017		1,550	1,615
6.000% due 09/01/2017		200	210
Bank of America N.A.
6.000% due 10/15/2036		17,990	17,031
Bank One Corp.
7.625% due 10/15/2026		95	114
8.000% due 04/29/2027		100	123
Barclays Bank PLC
6.050% due 12/04/2017		1,100	1,130
7.434% due 09/29/2049		4,700	4,641
10.179% due 06/12/2021		11,560	14,420
Barrick International Barbados Corp.
6.350% due 10/15/2036		10,490	11,388
BBVA Bancomer S.A.
7.250% due 04/22/2020		3,900	4,135
Bear Stearns Cos. LLC
0.482% due 11/28/2011		100	100
0.496% due 08/15/2011		100	100
7.250% due 02/01/2018		3,000	3,560
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		230	253
BNP Paribas
5.186% due 06/29/2049		7,000	6,422
Capital One Capital V
10.250% due 08/15/2039		1,800	1,937
Capital One Capital VI
8.875% due 05/15/2040		6,600	6,922
Citigroup Capital XXI
8.300% due 12/21/2077		100	104
Citigroup, Inc.
5.500% due 04/11/2013		500	533
5.850% due 12/11/2034		220	215
5.875% due 05/29/2037		500	491
6.000% due 08/15/2017		3,700	4,019
6.125% due 08/25/2036		2,350	2,259
6.625% due 06/15/2032		4,250	4,265
6.875% due 03/05/2038		31,600	35,166
8.125% due 07/15/2039		22,000	28,077
8.500% due 05/22/2019		8,100	10,071
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	1,992
ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036		5,000	5,413
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
11.000% due 06/29/2049		18,200	23,593
Countrywide Financial Corp.
5.800% due 06/07/2012		300	316
Credit Agricole S.A.
6.637% due 05/29/2049		5,800	5,002
8.375% due 10/29/2049		10,000	10,325
Credit Suisse
6.000% due 02/15/2018		3,800	4,081
Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	105
Crown Castle Towers LLC
6.113% due 01/15/2040		1,100	1,150
Fifth Third Bancorp
6.250% due 05/01/2013		255	276
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		3,900	4,670
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	142
5.875% due 01/14/2038		$33,450	34,842
6.150% due 08/07/2037		255	270
6.375% due 11/15/2067		6,150	6,111
6.750% due 03/15/2032		7,180	8,153
6.875% due 01/10/2039		21,600	25,046
Goldman Sachs Group, Inc.
0.466% due 02/06/2012		500	500
5.300% due 02/14/2012		380	398
5.750% due 10/01/2016		200	218
5.950% due 01/18/2018		1,500	1,630
6.125% due 02/15/2033		350	372
6.150% due 04/01/2018		4,600	5,073
6.250% due 09/01/2017		15,300	16,907
6.450% due 05/01/2036		900	887
6.750% due 10/01/2037		20,185	20,701
7.250% due 04/10/2028	GBP	2,000	3,364
HBOS PLC
6.750% due 05/21/2018		$8,500	7,970
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	381
5.875% due 11/01/2034		230	229
7.000% due 01/15/2039		13,950	15,946
HSBC Capital Funding LP
4.610% due 12/29/2049		600	568
HSBC Finance Corp.
5.700% due 06/01/2011		400	408
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	2,300	3,815
6.500% due 05/02/2036		$2,040	2,137
6.500% due 09/15/2037		7,900	8,300
6.800% due 06/01/2038		2,800	3,037
International Lease Finance Corp.
5.750% due 06/15/2011		2,000	2,020
JPMorgan Chase & Co.
0.394% due 05/16/2011		100	100
5.500% due 10/15/2040		4,200	4,309
6.000% due 01/15/2018		2,000	2,237
6.400% due 05/15/2038		18,505	21,060
7.900% due 04/29/2049		2,900	3,093
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		11,500	11,573
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,710	1,725
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		9,950	9,942
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)		1,200	283
Lincoln National Corp.
6.300% due 10/09/2037		400	404
Lloyds TSB Bank PLC
12.000% due 12/29/2049		3,500	3,825
Merrill Lynch & Co., Inc.
0.488% due 07/25/2011		300	300
1.328% due 05/30/2014	EUR	2,500	3,137
6.050% due 08/15/2012		$335	355
6.110% due 01/29/2037		200	181
6.400% due 08/28/2017		11,100	11,752
6.875% due 04/25/2018		8,400	9,206
7.750% due 04/30/2018	GBP	1,900	3,234
7.750% due 05/14/2038		$400	416
MetLife, Inc.
5.700% due 06/15/2035		7,400	7,579
5.875% due 02/06/2041		10,000	10,581
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	107
Morgan Stanley
0.539% due 01/09/2012		300	300
5.550% due 04/27/2017		200	209
5.625% due 01/09/2012		575	601
5.625% due 09/23/2019		1,400	1,430
6.250% due 08/28/2017		14,000	15,101
6.625% due 04/01/2018		5,000	5,432
7.250% due 04/01/2032		2,100	2,411
National City Bank
5.800% due 06/07/2017		380	410
6.200% due 12/15/2011		250	262
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		520	660
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	6,271
North American Development Bank
4.375% due 02/11/2020		10,025	10,333
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		10,000	11,085
Pacific Life Insurance Co.
9.250% due 06/15/2039		2,400	3,156
PNC Funding Corp.
5.500% due 09/28/2012		130	139
PNC Preferred Funding Trust III
8.700% due 03/29/2049		200	213
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,115
Rabobank Capital Funding Trust II
5.260% due 12/29/2049		8,000	8,039
RBS Capital Trust II
6.425% due 12/29/2049		9,690	6,420
Regions Financial Corp.
7.375% due 12/10/2037		4,000	3,780
Resona Bank Ltd.
5.850% due 09/29/2049		100	100

Royal Bank of Scotland Group PLC
0.554% due 03/30/2012	18,700	18,696
2.625% due 05/11/2012	18,200	18,686
7.648% due 08/29/2049	2,850	2,398
Simon Property Group LP
6.750% due 02/01/2040	9,400	10,742
SunTrust Banks, Inc.
6.000% due 09/11/2017	505	531
Svenska Handelsbanken AB
1.302% due 09/14/2012	5,300	5,320
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	18,900	22,189
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	534
7.500% due 07/18/2016	1,100	1,225
U.S. Trade Funding Corp.
4.260% due 11/15/2014	7,747	8,188
UBS AG
4.875% due 08/04/2020	8,500	8,664
5.750% due 04/25/2018	10,600	11,537
5.875% due 12/20/2017	100	110
UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,200	4,074
Wachovia Bank N.A.
5.850% due 02/01/2037	1,050	1,060
6.600% due 01/15/2038	22,461	24,813
Wachovia Corp.
5.500% due 08/01/2035	160	150
5.625% due 10/15/2016	100	109
Wells Fargo & Co.
5.625% due 12/11/2017	2,000	2,218
7.980% due 03/29/2049	3,200	3,392
Wells Fargo Bank N.A.
5.950% due 08/26/2036	5,400	5,537
Wells Fargo Capital X
5.950% due 12/01/2086	2,000	1,941
Wells Fargo Capital XIII
7.700% due 12/29/2049	4,935	5,126
Westpac Banking Corp.
0.492% due 12/14/2012	10,000	10,009
Westpac Securities NZ Ltd.
2.500% due 05/25/2012	10,000	10,236

		840,873

INDUSTRIALS 17.2%
Alcoa, Inc.
5.950% due 02/01/2037	1,600	1,504
Altria Group, Inc.
9.950% due 11/10/2038	14,555	20,570
10.200% due 02/06/2039	9,562	13,861
America Movil SAB de C.V.
6.125% due 03/30/2040	12,300	13,105
6.375% due 03/01/2035	700	771
Amgen, Inc.
6.375% due 06/01/2037	2,500	2,870
6.900% due 06/01/2038	300	365
Anadarko Petroleum Corp.
6.450% due 09/15/2036	7,025	7,028
7.950% due 06/15/2039	300	348
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	8,308
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	500	574
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	5,000	6,702
8.200% due 01/15/2039	13,600	18,510
ArcelorMittal
7.000% due 10/15/2039	2,700	2,811
Baker Hughes, Inc.
5.125% due 09/15/2040	3,900	3,824
Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	5,100	5,419
Barrick Gold Corp.
5.800% due 11/15/2034	10	10
Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	450	485
6.200% due 08/15/2036	500	542
6.530% due 07/15/2037	200	223
Canadian National Railway Co.
6.375% due 11/15/2037	400	463
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,179
6.250% due 03/15/2038	9,300	10,311
6.450% due 06/30/2033	100	112
6.500% due 02/15/2037	250	285
6.750% due 02/01/2039	6,225	7,457
Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	15,665
Codelco, Inc.
7.500% due 01/15/2019	200	244
Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,330
Comcast Corp.
6.400% due 03/01/2040	29,700	31,943
6.550% due 07/01/2039	5,200	5,674
7.050% due 03/15/2033	7,590	8,696
Conoco Funding Co.
7.250% due 10/15/2031	10	12
Covidien International Finance S.A.
6.550% due 10/15/2037	500	596
Cox Communications, Inc.
6.450% due 12/01/2036	3,800	4,062
8.375% due 03/01/2039	18,050	23,465
CSX Corp.
6.150% due 05/01/2037	800	863
6.220% due 04/30/2040	4,200	4,576
CVS Caremark Corp.
6.125% due 09/15/2039	1,200	1,287
CVS Pass-Through Trust
6.036% due 12/10/2028	148	153
7.507% due 01/10/2032	16,339	18,617
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	30,327	40,867
9.250% due 06/01/2032	3,700	5,209
Devon Energy Corp.
7.950% due 04/15/2032	6,200	8,256
Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	4,965
Dow Chemical Co.
9.400% due 05/15/2039	15,300	22,276
Eli Lilly & Co.
5.550% due 03/15/2037	35	37
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	919
EnCana Corp.
6.500% due 08/15/2034	1,850	2,026
6.500% due 02/01/2038	9,550	10,393
6.625% due 08/15/2037	8,400	9,217
Energy Transfer Partners LP
6.625% due 10/15/2036	6,500	6,874
7.500% due 07/01/2038	2,100	2,450
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	594
EOG Resources, Inc.
5.875% due 09/15/2017	1,900	2,158
Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037	7,100	7,407
8.146% due 04/11/2018	1,050	1,221
8.625% due 04/28/2034	3,510	4,229
9.250% due 04/23/2019	2,600	3,208
Georgia-Pacific LLC
7.750% due 11/15/2029	80	91
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,216
HCA, Inc.
9.250% due 11/15/2016	100	107
Hess Corp.
7.300% due 08/15/2031	1,300	1,564
Hewlett-Packard Co.
0.406% due 03/01/2012	100	100
HJ Heinz Finance Co.
7.125% due 08/01/2039	9,050	10,678
KeySpan Corp.
5.803% due 04/01/2035	120	122
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,252
6.500% due 02/01/2037	700	725
6.500% due 09/01/2039	4,400	4,560
6.950% due 01/15/2038	21,460	23,393
7.300% due 08/15/2033	3,000	3,349
7.400% due 03/15/2031	300	336
Kraft Foods, Inc.
6.500% due 02/09/2040	15,400	17,318
7.000% due 08/11/2037	900	1,057
Kroger Co.
6.900% due 04/15/2038	9,600	11,044
7.500% due 04/01/2031	200	242
Lockheed Martin Corp.
5.720% due 06/01/2040	8	8
Marathon Oil Corp.
6.600% due 10/01/2037	900	1,031
McDonald’s Corp.
5.700% due 02/01/2039	55	60
Meccanica Holdings USA
6.250% due 01/15/2040	2,900	2,673
Monsanto Co.
5.875% due 04/15/2038	100	110
Motiva Enterprises LLC
6.850% due 01/15/2040	800	933
NBC Universal, Inc.
6.400% due 04/30/2040	10,600	11,295
Newmont Mining Corp.
6.250% due 10/01/2039	8,100	8,838
News America, Inc.
6.200% due 12/15/2034	300	316
Norfolk Southern Corp.
7.050% due 05/01/2037	2,300	2,758
7.250% due 02/15/2031	220	264
Oracle Corp.
5.375% due 07/15/2040	10,000	10,164
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	532
6.625% due 06/15/2038	3,600	3,675
Petrobras International Finance Co.
6.875% due 01/20/2040	9,600	10,132
7.875% due 03/15/2019	10,500	12,465
Petro-Canada
5.950% due 05/15/2035	300	309
Pfizer, Inc.
7.200% due 03/15/2039	8,000	10,388

Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	4,892
Plains All American Pipeline LP
6.650% due 01/15/2037	700	738
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	6,696
Pride International, Inc.
7.875% due 08/15/2040	2,100	2,284
Reynolds American, Inc.
7.250% due 06/15/2037	700	730
Roche Holdings, Inc.
7.000% due 03/01/2039	9,600	12,147
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	214
6.875% due 04/15/2040	9,000	8,565
7.500% due 07/15/2038	4,100	4,136
Shell International Finance BV
5.500% due 03/25/2040	20,000	21,507
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	7,000	7,923
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	11,100	11,432
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	4,800	4,527
Suncor Energy, Inc.
6.500% due 06/15/2038	2,800	3,119
6.850% due 06/01/2039	12,500	14,420
Target Corp.
7.000% due 01/15/2038	4,140	5,092
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	5,305
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	3,000	3,187
7.625% due 04/01/2037	4,720	5,278
8.375% due 06/15/2032	3,600	4,252
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,130
Time Warner Cable, Inc.
5.875% due 11/15/2040	8,000	7,943
6.550% due 05/01/2037	7,650	8,217
6.750% due 06/15/2039	10,200	11,303
7.300% due 07/01/2038	5,225	6,129
Time Warner, Inc.
5.875% due 11/15/2016	100	113
6.100% due 07/15/2040	10,000	10,530
6.200% due 03/15/2040	7,800	8,321
6.500% due 11/15/2036	8,662	9,498
7.700% due 05/01/2032	70	86
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	400	440
7.625% due 01/15/2039	10,500	13,623
Transocean, Inc.
6.800% due 03/15/2038	2,775	2,853
Union Pacific Corp.
6.150% due 05/01/2037	400	437
Usiminas Commercial Ltd.
7.250% due 01/18/2018	1,700	1,883
UST LLC
5.750% due 03/01/2018	600	642
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,334
6.875% due 11/10/2039	4,300	4,773
8.250% due 01/17/2034	3,800	4,745
Viacom, Inc.
6.875% due 04/30/2036	750	863
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	10,200	9,945
6.500% due 08/15/2037	16,600	19,569
Weyerhaeuser Co.
7.375% due 03/15/2032	16,400	16,623
Williams Cos., Inc.
8.750% due 03/15/2032	500	613
Williams Partners LP
6.300% due 04/15/2040	2,200	2,298
Yum! Brands, Inc.
6.875% due 11/15/2037	100	114

		804,700

UTILITIES 9.0%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	1,936
Appalachian Power Co.
6.700% due 08/15/2037	3,910	4,257
7.000% due 04/01/2038	500	580
AT&T Corp.
8.000% due 11/15/2031	1,385	1,746
AT&T, Inc.
5.350% due 09/01/2040	47,222	44,570
6.300% due 01/15/2038	13,750	14,554
6.400% due 05/15/2038	1,100	1,173
6.500% due 09/01/2037	450	487
6.550% due 02/15/2039	19,700	21,514
BellSouth Corp.
6.550% due 06/15/2034	365	385
British Telecommunications PLC
9.875% due 12/15/2030	730	975
Carolina Power & Light Co.
6.300% due 04/01/2038	800	905
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,696
Cleco Power LLC
6.000% due 12/01/2040	4,700	4,606
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,564
Columbus Southern Power Co.
5.850% due 10/01/2035	100	103
6.600% due 03/01/2033	65	73
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	22,936
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,244
Duke Energy Indiana, Inc.
6.450% due 04/01/2039	700	820
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	105
EDF S.A.
5.500% due 01/26/2014	100	110
6.500% due 01/26/2019	100	117
6.950% due 01/26/2039	13,570	16,111
FirstEnergy Corp.
7.375% due 11/15/2031	9,350	9,883
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,300	13,902
Florida Power & Light Co.
5.625% due 04/01/2034	100	105
5.850% due 02/01/2033	60	64
5.950% due 02/01/2038	200	222
5.960% due 04/01/2039	5,000	5,578
Florida Power Corp.
6.350% due 09/15/2037	200	230
6.400% due 06/15/2038	1,300	1,517
France Telecom S.A.
8.500% due 03/01/2031	12,975	17,688
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	835
Kentucky Utilities Co.
5.125% due 11/01/2040	7,500	7,386
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,911
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	4,330	4,693
6.500% due 09/15/2037	7,200	8,172
NGPL PipeCo LLC
7.119% due 12/15/2017	200	219
7.768% due 12/15/2037	26,145	27,367
Ohio Power Co.
6.000% due 06/01/2016	20	23
6.600% due 02/15/2033	30	34
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,568
Pacific Gas & Electric Co.
5.400% due 01/15/2040	6,800	6,894
5.800% due 03/01/2037	1,000	1,063
6.250% due 03/01/2039	3,000	3,373
6.350% due 02/15/2038	15,700	17,844
PacifiCorp
5.750% due 04/01/2037	60	64
6.000% due 01/15/2039	2,040	2,258
6.100% due 08/01/2036	60	67
6.250% due 10/15/2037	105	119
Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,392
Progress Energy, Inc.
7.750% due 03/01/2031	4,500	5,643
PSEG Power LLC
8.625% due 04/15/2031	600	773
Public Service Co. of Colorado
6.250% due 09/01/2037	235	271
6.500% due 08/01/2038	5,200	6,162
Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	157
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	819
Qwest Corp.
7.500% due 06/15/2023	100	100
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	850	878
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,073
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,111
5.950% due 02/01/2038	7,710	8,514
6.000% due 01/15/2034	3,800	4,191
Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,880	2,712
7.721% due 06/04/2038	3,100	3,080
Telefonica Emisiones SAU
7.045% due 06/20/2036	7,100	7,286
Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,178
6.400% due 02/15/2038	5,500	6,105
6.900% due 04/15/2038	19,100	22,351
7.350% due 04/01/2039	8,300	10,243
8.950% due 03/01/2039	7,900	11,294
Verizon Global Funding Corp.
7.750% due 12/01/2030	500	622

Virginia Electric and Power Co.
6.000% due 01/15/2036	20	22
8.875% due 11/15/2038	13,250	19,269
Vodafone Group PLC
6.150% due 02/27/2037	12,610	13,544

		422,436

Total Corporate Bonds & Notes (Cost $1,902,226)		2,068,009

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037	3,000	2,970

Total Convertible Bonds & Notes (Cost $2,792)		2,970

MUNICIPAL BONDS & NOTES 5.8%
CALIFORNIA 2.2%
Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,434
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	11,000	10,880
California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.907% due 10/01/2050	13,400	13,447
California State Public Works Board Revenue Bonds, Series 2010
7.804% due 03/01/2035	6,800	6,713
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	259
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	135
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2010
5.735% due 06/01/2039	2,500	2,380
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, Series 2010
7.488% due 08/01/2033	10,200	10,027
Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	7,000	7,231
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	100	95
4.500% due 07/01/2024	1,300	1,208
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034	8,350	8,657
Orange County, California Local Transportation Authority Revenue Bonds, Series 2010
6.908% due 02/15/2041	1,900	1,981
Riverside, California Revenue Bonds, Series 2010
7.605% due 10/01/2040	1,400	1,402
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040	2,400	2,299
San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	7,800	7,819
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,600	1,517
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	10,000	10,044
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	8,100	7,926
University of California Regents Medical Center Revenue Bonds, Series 2010
6.548% due 05/15/2048	3,700	3,613
University of California Revenue Bonds, Series 2010
6.296% due 05/15/2050	3,750	3,468
West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	700	749

		104,284

COLORADO 0.1%
Colorado State Certificates of Participation Bonds, Series 2009
6.650% due 09/15/2045	1,000	972
Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	1,500	1,417

		2,389

CONNECTICUT 0.0%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,131

DISTRICT OF COLUMBIA 0.2%
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	7,900	7,690

FLORIDA 0.0%
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	2,100	1,975

ILLINOIS 0.1%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	5,900	5,312
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	595

		5,907

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	119

MICHIGAN 0.2%
Detroit, Michigan Revenue Bonds, (AGM Insured), Series 2006
5.000% due 07/01/2029	250	228
Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	11,100	10,832

		11,060

MISSISSIPPI 0.1%
Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.413% due 01/01/2040	3,100	3,039

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	8,600	9,448

NEW YORK 0.6%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.750% due 06/15/2041	9,700	9,590
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	100	94
5.882% due 06/15/2044	1,100	1,100
6.282% due 06/15/2042	2,100	2,092
6.491% due 06/15/2042	4,000	4,042
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.210% due 06/15/2031	2,000	2,113
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.814% due 11/15/2040	6,800	7,006

		26,037

OHIO 0.2%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
8.084% due 02/15/2050	7,800	8,312
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	264
University of Toledo, Ohio Revenue Bonds, Series 2009
7.875% due 06/01/2031	2,000	2,017

		10,593

PENNSYLVANIA 0.1%
Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	600	586
6.765% due 06/01/2040	2,900	2,780

		3,366

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	40

TEXAS 1.8%
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	1,300	1,344
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	13,900	14,400
Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
5.621% due 08/15/2044	2,100	2,127
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	6,600	6,733

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2010
5.022% due 12/01/2048	14,600	12,925
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	5,450	5,493
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	2,900	2,842
San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	5,350	5,459
5.808% due 02/01/2041	4,800	4,792
6.308% due 02/01/2037	2,500	2,455
Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	2,000	2,081
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
8.253% due 02/15/2031	1,300	1,446
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.200% due 02/01/2027	1,000	1,125
8.284% due 10/01/2031	2,400	2,678
Texas State Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	15,600	15,489
5.178% due 04/01/2030	900	892

		82,281

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,365	1,643

Total Municipal Bonds & Notes (Cost $269,362)		271,002

U.S. GOVERNMENT AGENCIES 22.1%
Fannie Mae
0.000% due 06/01/2017 (i)	80,700	65,939
0.000% due 03/23/2028	300	132
0.321% due 07/25/2037	108	107
0.391% due 03/25/2036	38	35
0.461% due 10/27/2037	2,400	2,397
0.661% due 09/25/2032	144	144
0.761% due 02/25/2032	9	9
0.861% due 05/25/2030	8,850	8,868
1.530% due 06/01/2043	452	453
1.995% due 10/01/2035	1,897	1,955
2.050% due 06/01/2035	1,962	2,033
2.075% due 12/01/2034	2,067	2,129
2.214% due 04/01/2035	1,134	1,177
2.397% due 12/01/2033	99	103
2.631% due 05/25/2035	2,403	2,476
2.688% due 11/01/2034	3,728	3,905
2.701% due 09/01/2035	112	117
2.800% due 08/01/2035	278	291
3.260% due 06/01/2035	2,332	2,438
3.314% due 09/25/2020	20,000	18,704
4.000% due 02/25/2019	100	106
5.000% due 02/25/2017 - 01/01/2041	2,049	2,152
5.318% due 11/01/2035	261	278
5.500% due 12/01/2032 - 01/01/2041	11,250	11,996
5.625% due 04/17/2028 - 07/15/2037	70,325	79,376
5.800% due 02/09/2026	500	502
5.900% due 07/25/2042	27	30
6.000% due 10/25/2021- 11/01/2037	17,890	19,389
6.080% due 09/01/2028	1,800	2,079
6.210% due 08/06/2038	12,900	15,550
6.503% due 05/25/2032	56	60
6.625% due 11/15/2030	67,300	85,173
8.100% due 08/12/2019	200	269
Federal Farm Credit Bank
5.125% due 07/09/2029	500	525
5.750% due 12/07/2028	20	23
Federal Home Loan Bank
4.500% due 09/13/2019	11,000	11,850
5.250% due 08/15/2022	460	519
5.500% due 07/15/2036	7,755	8,573
6.640% due 12/13/2016	50	61
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	72,274	57,739
Freddie Mac
0.410% due 07/15/2019 - 10/15/2020	1,318	1,316
0.490% due 02/15/2019	695	696
0.610% due 12/15/2030	71	71
0.660% due 01/15/2033	26	26
0.760% due 09/15/2030	8	8
1.542% due 10/25/2044 - 02/25/2045	118	116
2.500% due 05/17/2018	1,390	1,429
2.739% due 10/01/2035	176	185
4.500% due 03/15/2016	675	679
4.898% due 06/01/2035	191	201
4.985% due 04/01/2035	300	316
5.000% due 02/16/2017 - 12/01/2038	17,696	19,603
5.400% due 03/17/2021	500	550
5.500% due 02/15/2024	58	63
6.000% due 06/15/2035 - 10/01/2037	24,518	26,827
6.500% due 10/25/2043	172	198
8.250% due 06/01/2016	130	158
Ginnie Mae
3.375% due 05/20/2030	199	205
5.000% due 03/20/2040	9,971	10,246
Israel Government AID Bond
0.000% due 05/15/2020 - 11/01/2024	37,596	24,906
5.500% due 09/18/2023 - 09/18/2033	76,297	86,759
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	408,000	220,470
Resolution Funding Corp. Interest Strip
0.000% due 04/15/2018 - 04/15/2029	97,375	65,697
Small Business Administration
5.290% due 12/01/2027	1,440	1,557
5.510% due 11/01/2027	378	411
Tennessee Valley Authority
0.000% due 04/15/2042 (c)	500	518
4.625% due 09/15/2060	25,700	24,150
4.875% due 01/15/2048	4,050	4,024
5.250% due 09/15/2039	9,000	9,551
5.375% due 04/01/2056	14,983	16,179
5.500% due 06/15/2038	14,300	15,720
5.880% due 04/01/2036	21,000	24,222
7.125% due 05/01/2030	50,000	65,416

Total U.S. Government Agencies (Cost $1,031,731)		1,032,135

U.S. TREASURY OBLIGATIONS 24.0%
Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	2,323	2,370
2.375% due 01/15/2025	1,857	2,071
2.375% due 01/15/2027	26,192	29,173
2.500% due 01/15/2029	9,973	11,347
3.375% due 04/15/2032	3,450	4,470
3.625% due 04/15/2028	1,487	1,925
3.875% due 04/15/2029	4,257	5,723
U.S. Treasury Bonds
4.375% due 11/15/2039	149,800	150,619
4.500% due 08/15/2039	6,400	6,573
5.250% due 11/15/2028	85,300	97,775
5.375% due 02/15/2031	91,150	106,418
5.500% due 08/15/2028	84,800	99,932
6.125% due 11/15/2027	10,200	12,815
6.250% due 08/15/2023	24,000	30,169
8.000% due 11/15/2021	38,000	53,752
U.S. Treasury Strips
0.000% due 05/15/2021	54,300	37,128
0.000% due 08/15/2022	11,600	7,366
0.000% due 02/15/2023 (i)	308,850	190,611
0.000% due 11/15/2024	15,000	8,375
0.000% due 02/15/2027	64,800	31,690
0.000% due 08/15/2027	61,100	29,111
0.000% due 11/15/2027	17,600	8,461
0.000% due 08/15/2028	17,100	7,823
0.000% due 11/15/2029	7,100	3,016
0.000% due 08/15/2030	50,000	20,461
0.000% due 05/15/2031	8,200	3,234
0.000% due 05/15/2032	19,400	7,286
0.000% due 11/15/2032	52,000	19,064
0.000% due 05/15/2033	18,800	6,724
0.000% due 11/15/2033	18,800	6,558
0.000% due 08/15/2037	15,500	4,517
0.000% due 02/15/2038	19,000	5,568
0.000% due 05/15/2038	30,400	8,723
0.000% due 05/15/2039	109,250	29,871
0.000% due 08/15/2039	8,500	2,298
0.000% due 11/15/2039 (i)	255,400	68,177

Total U.S. Treasury Obligations (Cost $1,148,651)		1,121,194

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Assets
1.248% due 11/25/2046	3,354	1,666
American Home Mortgage Investment Trust
2.159% due 09/25/2035	110	109
2.261% due 02/25/2045	48	43
Banc of America Commercial Mortgage, Inc.
4.877% due 07/10/2042	725	768
7.226% due 10/11/2037	92	106
Banc of America Funding Corp.
2.799% due 02/20/2036	2,816	2,642
2.861% due 05/25/2035	85	82
5.893% due 01/20/2047	191	139
Banc of America Large Loan, Inc.
2.010% due 11/15/2015	10,968	9,794
5.680% due 02/24/2051	5,300	5,609
5.768% due 12/24/2049	7,500	7,941
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	6	6

Bear Stearns Adjustable Rate Mortgage Trust
2.430% due 08/25/2035	1,115	1,057
2.560% due 10/25/2035	448	403
2.730% due 03/25/2035	4,757	4,541
2.871% due 10/25/2035	2,200	2,108
2.934% due 03/25/2035	528	507
2.972% due 05/25/2034	41	40
3.106% due 11/25/2034	151	128
3.200% due 02/25/2034	61	55
3.516% due 11/25/2030	11	12
5.326% due 05/25/2047	5,437	4,119
Bear Stearns Alt-A Trust
2.955% due 09/25/2035	13,918	10,668
5.208% due 11/25/2036	524	327
5.305% due 11/25/2036	316	198
CC Mortgage Funding Corp.
0.391% due 05/25/2048	146	67
Chase Mortgage Finance Corp.
5.373% due 03/25/2037	1,910	1,600
Citigroup Mortgage Loan Trust, Inc.
0.331% due 01/25/2037	138	82
1.061% due 08/25/2035	557	368
2.510% due 08/25/2035	788	744
2.560% due 08/25/2035	573	516
2.630% due 10/25/2035	21,774	19,229
2.680% due 12/25/2035	344	331
Commercial Mortgage Pass-Through Certificates
0.486% due 02/05/2019	200	194
Countrywide Alternative Loan Trust
0.411% due 05/20/2046	169	165
0.451% due 09/25/2046	4,300	2,610
0.456% due 12/20/2046	2,321	1,222
0.471% due 03/20/2046	548	317
0.541% due 02/25/2037	248	147
5.500% due 03/25/2036	303	245
6.250% due 08/25/2037	459	331
Countrywide Home Loan Mortgage Pass-Through Trust
0.581% due 03/25/2035	220	129
0.601% due 06/25/2035	245	212
2.920% due 02/20/2035	192	167
2.949% due 08/25/2034	492	411
2.984% due 08/25/2034	145	106
3.017% due 02/20/2036	436	350
3.070% due 04/20/2035	123	118
3.121% due 11/25/2034	438	356
5.250% due 05/25/2035	202	27
5.250% due 02/20/2036	443	296
Credit Suisse First Boston Mortgage Securities Corp.
2.528% due 07/25/2033	121	114
2.705% due 08/25/2033	74	74
3.936% due 05/15/2038	355	369
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	513
Downey Savings & Loan Association Mortgage Loan Trust
0.521% due 08/19/2045	424	296
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	195	192
2.924% due 08/25/2035	126	103
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	47	47
4.596% due 11/10/2038	1,270	1,329
GMAC Mortgage Corp. Loan Trust
3.155% due 06/25/2034	76	67
Greenpoint Mortgage Funding Trust
0.361% due 09/25/2046	67	66
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,053
GS Mortgage Securities Corp. II
6.878% due 05/03/2018	1,000	1,005
GSR Mortgage Loan Trust
2.825% due 09/25/2035	393	377
5.193% due 11/25/2035	107	104
Harborview Mortgage Loan Trust
0.441% due 07/19/2046	4,867	3,006
0.451% due 01/19/2038	1,535	1,031
0.461% due 09/19/2046	1,213	758
0.501% due 03/19/2036	533	331
2.986% due 07/19/2035	139	117
Indymac Index Mortgage Loan Trust
0.461% due 06/25/2047	1,798	1,008
2.690% due 12/25/2034	75	56
4.954% due 04/25/2037	419	217
5.411% due 04/25/2037	974	570
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	728
5.429% due 12/12/2043	600	637
5.742% due 02/12/2049	2,900	3,086
5.794% due 02/12/2051	300	320
JPMorgan Mortgage Trust
3.112% due 07/25/2035	15,186	15,151
5.036% due 02/25/2035	90	90
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	10
5.020% due 08/15/2029	1,140	1,213
5.866% due 09/15/2045	100	105
MASTR Adjustable Rate Mortgages Trust
0.471% due 04/25/2046	1,619	965
2.899% due 11/21/2034	600	563
Mellon Residential Funding Corp.
0.610% due 11/15/2031	321	306
0.700% due 12/15/2030	303	287
Merrill Lynch Countrywide Commercial Mortgage Trust
5.965% due 08/12/2049	3,700	3,988
Merrill Lynch Floating Trust
0.802% due 07/09/2021	2,400	2,318
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036	689	533
2.456% due 05/25/2033	63	63
2.891% due 02/25/2034	48	46
2.953% due 05/25/2033	55	55
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035	30	25
1.254% due 10/25/2035	44	39
1.707% due 10/25/2035	318	291
Morgan Stanley Capital I
5.332% due 12/15/2043	495	525
Prime Mortgage Trust
0.661% due 02/25/2034	19	18
Residential Accredit Loans, Inc.
0.471% due 04/25/2046	438	192
6.000% due 06/25/2036	234	161
Residential Asset Securitization Trust
0.661% due 01/25/2046 (a)	583	264
Structured Adjustable Rate Mortgage Loan Trust
0.481% due 05/25/2037	655	400
1.742% due 01/25/2035	191	112
2.714% due 08/25/2035	85	69
3.069% due 04/25/2034	133	45
5.190% due 12/25/2034	754	715
Structured Asset Mortgage Investments, Inc.
0.361% due 09/25/2047	45	45
0.471% due 04/25/2036	2,805	1,658
0.481% due 05/25/2036	568	338
0.511% due 07/19/2035	184	154
0.541% due 02/25/2036	1,257	764
0.571% due 12/25/2035	21	13
0.591% due 10/19/2034	72	65
Structured Asset Securities Corp.
2.679% due 02/25/2032	3	3
Thornburg Mortgage Securities Trust
0.353% due 03/25/2037	159	156
0.371% due 11/25/2046	76	75
Wachovia Bank Commercial Mortgage Trust
0.340% due 06/15/2020	2,784	2,605
0.351% due 09/15/2021	561	547
5.305% due 07/15/2041	490	528
5.737% due 05/15/2043	2,500	2,707
WaMu Mortgage Pass-Through Certificates
0.531% due 12/25/2045	235	203
0.551% due 10/25/2045	2,841	2,417
0.801% due 12/25/2027	4,555	4,044
1.028% due 02/25/2047	1,674	1,034
1.028% due 03/25/2047	1,047	651
1.058% due 01/25/2047	6	4
1.088% due 04/25/2047	3,732	2,506
1.328% due 08/25/2046	5,635	3,714
1.538% due 05/25/2041	73	70
1.728% due 08/25/2042	6	5
1.828% due 11/25/2046	198	145
2.785% due 03/25/2034	853	808
3.154% due 05/25/2046	109	80
3.154% due 09/25/2046	58	44
3.154% due 10/25/2046	18	14
5.415% due 12/25/2036	1,031	795
5.721% due 02/25/2037	1,700	1,326
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.298% due 05/25/2046	1,237	699
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	12,980
Wells Fargo Mortgage-Backed Securities Trust
2.884% due 09/25/2034	484	493
3.425% due 03/25/2036	616	548
3.426% due 03/25/2036	2,309	2,038
4.911% due 01/25/2035	96	97
5.251% due 08/25/2036	65	64

Total Mortgage-Backed Securities (Cost $166,862)		177,968

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp.
0.311% due 12/25/2036	720	692
Amortizing Residential Collateral Trust
0.841% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity
0.536% due 09/25/2034	16	14
Bear Stearns Asset-Backed Securities Trust
3.221% due 10/25/2036	97	71
3.433% due 07/25/2036	314	205
Capital Auto Receivables Asset Trust
1.710% due 10/15/2012	648	651
Chase Issuance Trust
0.280% due 03/15/2013	5,600	5,599
Citigroup Mortgage Loan Trust, Inc.
0.321% due 07/25/2045	41	34
Countrywide Asset-Backed Certificates
0.311% due 05/25/2037	70	70
0.311% due 06/25/2047	819	807
0.331% due 06/25/2047	578	569

0.341% due 06/25/2037		382	380
0.371% due 10/25/2046		183	181
0.441% due 09/25/2036		470	399
0.741% due 12/25/2031		14	7
Credit-Based Asset Servicing & Securitization LLC
0.331% due 01/25/2037		45	18
0.381% due 07/25/2037		83	75
First NLC Trust
0.331% due 08/25/2037		39	27
Fremont Home Loan Trust
0.371% due 02/25/2036		78	77
GE-WMC Mortgage Securities LLC
0.301% due 08/25/2036		2	1
GSAMP Trust
0.331% due 10/25/2036		5	4
0.331% due 12/25/2036		18	13
HSBC Home Equity Loan Trust
0.531% due 01/20/2035		126	116
HSI Asset Securitization Corp. Trust
0.311% due 12/25/2036		107	105
0.321% due 05/25/2037		41	40
Indymac Residential Asset-Backed Trust
0.341% due 07/25/2037		1	1
Lehman ABS Mortgage Loan Trust
0.351% due 06/25/2037		33	14
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034		5	4
MASTR Asset-Backed Securities Trust
0.341% due 05/25/2037		33	32
Merrill Lynch First Franklin Mortgage Loan Trust
0.321% due 07/25/2037		38	38
Mesa Trust Asset-Backed Certificates
1.061% due 12/25/2031		84	68
Nelnet Student Loan Trust
0.818% due 04/27/2015		9	9
New Century Home Equity Loan Trust
0.631% due 08/25/2034		17	13
Park Place Securities, Inc.
0.573% due 10/25/2034		42	42
Residential Asset Securities Corp.
0.331% due 02/25/2037		38	37
0.371% due 04/25/2037		97	96
Securitized Asset-Backed Receivables LLC Trust
0.391% due 05/25/2037		127	102
SLM Student Loan Trust
0.278% due 10/25/2018		48	48
0.288% due 04/25/2017		175	175
0.788% due 10/25/2017		5,500	5,508
1.788% due 04/25/2023		27,735	28,665
Soundview Home Equity Loan Trust
0.341% due 06/25/2037		55	50

Total Asset-Backed Securities (Cost $42,869)			45,058

SOVEREIGN ISSUES 2.7%
Albania Government International Bond
0.000% due 08/31/2025		4,800	1,920
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	14,145
6.500% due 06/10/2019		2,100	2,315
Brazil Government International Bond
7.875% due 03/07/2015		5,000	6,000
10.250% due 01/10/2028	BRL	13,000	8,172
12.500% due 01/05/2016		2,000	1,401
Colombia Government International Bond
6.125% due 01/18/2041		8,700	8,961
7.375% due 09/18/2037		720	857
Mexico Government International Bond
5.750% due 10/12/2110		14,900	13,298
5.950% due 03/19/2019		18,800	21,056
6.050% due 01/11/2040		8,425	8,657
6.750% due 09/27/2034		428	484
Province of Ontario Canada
4.200% due 06/02/2020	CAD	16,100	16,706
4.600% due 06/02/2039		2,300	2,406
4.700% due 06/02/2037		7,400	7,815
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	11,663

Total Sovereign Issues (Cost $120,104)			125,856

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
American International Group, Inc.
8.500% due 08/01/2011		74,450	654
Wells Fargo & Co.
7.500% due 12/31/2049		7,300	7,304

Total Convertible Preferred Securities (Cost $9,894)			7,958

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
0.681% due 12/31/2049		46	351

Total Preferred Securities (Cost $465)			351

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.4%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		$14,000	13,646

REPURCHASE AGREEMENTS 0.1%
Barclays Capital, Inc.
0.250% due 01/03/2011		2,000	2,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $2,054. Repurchase proceeds are $2,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		643	643

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $656. Repurchase proceeds are $643.)			2,643

U.S. TREASURY BILLS 0.1%
0.184% due 01/20/2011- 06/23/2011 (b)(f)(g)		6,490	6,486

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.9%
		4,117,807	41,244

Total Short-Term Instruments (Cost $64,023)			64,019

PURCHASED OPTIONS (k) 0.0%
(Cost $223)			598
Total Investments 105.2% (Cost $4,759,202)			$4,917,118
Written Options (l) (0.1%) (Premiums $2,172)			(2,649)
Other Assets and Liabilities (Net) (5.1%)			(240,175)

Net Assets 100.0%			$4,674,294

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $390 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $4,987 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(h)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $149,391 at a weighted average interest rate of 0.225%. On December 31, 2010, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $7,210 and cash of $11 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2012	6,353	$1,642

(j)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.520%		$100	$0	$(1)	$1
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.667%	EUR	10,800	(10)	0	(10)

							$(10)	$(1)	$(9)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.750%	12/15/2020	DUB		$16,700	$(870)	$(133)	$(737)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	211,800	1,255	152	1,103

							$385	$19	$366

(k)	Purchased options outstanding on December 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$92,000	$223	$598

(l)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	1,155	$541	$659
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,155	739	487

				$1,280	$1,146

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$92,000	$525	$1,096

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	$40,800	$367	$407

(m)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	01/01/2041	$14,000	$14,805	$14,720
Fannie Mae	5.500%	01/01/2041	18,000	19,254	19,260
Fannie Mae	6.000%	01/01/2041	3,000	3,251	3,261
Freddie Mac	5.500%	01/01/2041	1,000	1,064	1,066

				$38,374	$38,307

(n)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	7,982	03/2011	CITI	$0	$(67)	$(67)
Buy	CAD	180	02/2011	CITI	2	0	2
Sell		18,402	02/2011	DUB	0	(220)	(220)
Sell		7,130	02/2011	HSBC	0	(94)	(94)
Buy	CNY	2,391	01/2011	BOA	3	0	3
Sell		6,706	01/2011	DUB	0	(9)	(9)
Buy		4,316	01/2011	MSC	5	0	5
Buy		39,144	04/2011	BCLY	57	0	57
Buy		38,839	04/2011	HSBC	56	0	56
Buy		20,836	04/2011	MSC	33	0	33
Buy		48,853	04/2011	RBS	76	0	76
Buy		5,217	06/2011	BCLY	15	0	15
Buy		76,821	06/2011	DUB	126	0	126
Buy		4,806	06/2011	RBS	14	0	14
Buy		10,907	11/2011	BCLY	7	(2)	5
Buy		9,019	11/2011	JPM	0	(8)	(8)
Buy		7,404	11/2011	RBS	2	0	2
Buy		6,706	02/2012	DUB	8	0	8
Buy	EUR	84,755	01/2011	CITI	0	(1,413)	(1,413)
Sell		44,315	01/2011	CITI	2,334	0	2,334
Sell		43,711	01/2011	DUB	2,355	0	2,355
Sell	GBP	3,166	03/2011	BCLY	4	0	4
Sell		3,165	03/2011	DUB	5	0	5
Sell		2,110	03/2011	RBS	11	0	11
Buy	KRW	950,300	01/2011	HSBC	0	(10)	(10)
Sell		4,808,435	01/2011	JPM	0	(84)	(84)
Buy		3,858,135	01/2011	MSC	0	(41)	(41)
Buy		488,900	05/2011	BCLY	0	(3)	(3)
Buy		4,767,700	05/2011	CITI	0	(26)	(26)
Buy		394,050	05/2011	GSC	1	0	1
Buy		923,000	05/2011	HSBC	0	(6)	(6)
Buy		6,936,235	05/2011	JPM	103	0	103
Buy		10,086,560	05/2011	MSC	116	0	116
Buy		1,850,000	05/2011	RBS	0	0	0
Buy	MXN	254,340	02/2011	BCLY	1,297	0	1,297
Buy		2,010	02/2011	JPM	0	(1)	(1)
Buy		65,759	02/2011	RBS	106	0	106
Buy	MYR	2,020	02/2011	BCLY	9	0	9
Buy		710	02/2011	CITI	3	0	3
Buy		1,250	02/2011	DUB	6	0	6
Buy		581	02/2011	JPM	3	0	3
Buy		660	02/2011	RBS	2	0	2
Buy	PHP	10,920	06/2011	CITI	3	0	3
Buy		5,353	06/2011	DUB	1	0	1
Buy		21,475	06/2011	HSBC	5	0	5
Buy		5,500	06/2011	JPM	1	0	1
Buy		585,466	06/2011	MSC	200	0	200
Buy	SGD	7,540	03/2011	BOA	268	0	268
Buy		30,190	03/2011	CITI	525	0	525
Buy		1,866	03/2011	DUB	58	0	58
Buy		1,560	03/2011	JPM	58	0	58
Buy		1,880	03/2011	RBS	69	0	69

					$7,947	$(1,984)	$5,963

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$840,873	$0	$840,873
Industrials	0	804,700	0	804,700
Utilities	0	422,436	0	422,436
Convertible Bonds & Notes
Industrials	0	2,970	0	2,970
Municipal Bonds & Notes
California	0	104,284	0	104,284
Colorado	0	2,389	0	2,389
Connecticut	0	1,131	0	1,131
District of Columbia	0	7,690	0	7,690
Florida	0	1,975	0	1,975
Illinois	0	5,907	0	5,907
Iowa	0	119	0	119
Michigan	0	11,060	0	11,060
Mississippi	0	3,039	0	3,039
New Jersey	0	9,448	0	9,448
New York	0	26,037	0	26,037
Ohio	0	10,593	0	10,593
Pennsylvania	0	3,366	0	3,366
Puerto Rico	0	40	0	40
Texas	0	82,281	0	82,281
West Virginia	0	1,643	0	1,643
U.S. Government Agencies	0	1,032,135	0	1,032,135
U.S. Treasury Obligations	0	1,121,194	0	1,121,194
Mortgage-Backed Securities	0	177,968	0	177,968
Asset-Backed Securities	0	45,058	0	45,058
Sovereign Issues	0	125,856	0	125,856
Convertible Preferred Securities
Banking & Finance	7,958	0	0	7,958
Preferred Securities
Banking & Finance	0	0	351	351
Short-Term Instruments
Corporate Bonds & Notes	0	0	13,646	13,646
Repurchase Agreements	0	2,643	0	2,643
U.S. Treasury Bills	0	6,486	0	6,486
PIMCO Short-Term Floating NAV Portfolio	41,244	0	0	41,244
Purchased Options
Interest Rate Contracts	0	598	0	598
	$49,202	$4,853,919	$13,997	$4,917,118
Short Sales, at value	$0	$(38,307)	$0	$(38,307)
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1	0	1
Foreign Exchange Contracts	0	7,947	0	7,947
Interest Rate Contracts	1,642	1,103	0	2,745
	$1,642	$9,051	$0	$10,693
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(10)	0	(10)
Foreign Exchange Contracts	0	(1,984)	0	(1,984)
Interest Rate Contracts	0	(2,980)	(406)	(3,386)
	$0	$(4,974)	$(406)	$(5,380)

Totals	$50,844	$4,819,689	$13,591	$4,884,124

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$10,863	$0	$(2,598)	$(35)	$(61)	$19	$0	$(8,188)	$0	$0
Preferred Securities
Banking & Finance	375	0	0	0	0	(24)	0	0	351	(24)
Short-Term Instruments
Corporate Bonds & Notes	0	13,646	0	6	0	(6)	0	0	13,646	(6)

	$11,238	$13,646	$(2,598)	$(29)	$(61)	$(11)	$0	$(8,188)	$13,997	$(30)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(367)	$0	$0	$(39)	$0	$0	$(406)	$(39)

Totals	$11,238	$13,646	$(2,965)	$(29)	$(61)	$(50)	$0	$(8,188)	$13,591	$(69)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Long-Term Credit Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
Texas Competitive Electric Holdings Co. LLC
3.764% due 10/10/2014		$4,950	$3,805
Vodafone Group PLC
6.875% due 08/11/2015		13,200	13,025

Total Bank Loan Obligations (Cost $17,368)			16,830

CORPORATE BONDS & NOTES 81.7%
BANKING & FINANCE 31.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,500	1,590
8.700% due 08/07/2018		9,000	11,130
Allstate Corp.
6.125% due 05/15/2067		5,000	5,013
6.500% due 05/15/2067		1,000	1,008
Ally Financial, Inc.
6.875% due 09/15/2011		5,757	5,944
American General Finance Corp.
5.625% due 08/17/2011		3,300	3,263
American International Group, Inc.
0.404% due 03/20/2012		3,000	2,930
5.850% due 01/16/2018		2,380	2,461
6.250% due 05/01/2036		4,280	4,134
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	6,098
Bank of America Corp.
5.625% due 07/01/2020		3,250	3,319
6.500% due 08/01/2016		815	885
Bank One Capital III
8.750% due 09/01/2030		275	327
Barclays Bank PLC
5.926% due 09/29/2049		5,000	4,500
6.050% due 12/04/2017		2,100	2,157
7.434% due 09/29/2049		4,247	4,194
10.179% due 06/12/2021		4,940	6,162
14.000% due 11/29/2049	GBP	850	1,597
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,800	1,954
BBVA Bancomer S.A.
7.250% due 04/22/2020		500	530
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	3,926
BNP Paribas
5.186% due 06/29/2049		4,100	3,762
7.195% due 06/29/2049		3,400	3,281
7.781% due 06/29/2049	EUR	1,000	1,403
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,000	3,094
Capital One Bank USA N.A.
8.800% due 07/15/2019		1,600	1,971
Capital One Capital V
10.250% due 08/15/2039		1,000	1,076
Capital One Capital VI
8.875% due 05/15/2040		9,300	9,753
CIT Group, Inc.
7.000% due 05/01/2014		300	304
Citigroup Capital XXI
8.300% due 12/21/2077		875	914
Citigroup, Inc.
6.875% due 03/05/2038		7,920	8,814
8.125% due 07/15/2039		22,950	29,289
Columbus International, Inc.
11.500% due 11/20/2014		3,400	3,791
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	500	635
11.000% due 06/29/2049		$3,800	4,926
Credit Agricole S.A.
8.375% due 10/29/2049		4,100	4,233
Crown Castle Towers LLC
6.113% due 01/15/2040		15,600	16,304
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		3,500	3,683
7.250% due 10/25/2011		800	827
7.500% due 08/01/2012		5,000	5,318
8.700% due 10/01/2014		400	451
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		400	479
General Electric Capital Corp.
5.875% due 01/14/2038		10,980	11,437
6.875% due 01/10/2039		6,345	7,357
Goldman Sachs Group, Inc.
6.125% due 02/15/2033		1,900	2,019
6.450% due 05/01/2036		1,000	985
6.750% due 10/01/2037		31,400	32,203
HBOS PLC
6.000% due 11/01/2033		400	299
6.750% due 05/21/2018		5,660	5,307
HSBC Bank USA N.A.
5.875% due 11/01/2034		250	248
7.000% due 01/15/2039		6,750	7,716
HSBC Capital Funding LP
10.176% due 12/29/2049		4,000	5,270
HSBC Finance Corp.
6.676% due 01/15/2021		3,000	3,036
HSBC Holdings PLC
6.500% due 09/15/2037		800	841
6.800% due 06/01/2038		8,000	8,678
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,035
JPMorgan Chase & Co.
7.900% due 04/29/2049		13,200	14,079
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066		3,857	3,882
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		720	745
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	1,200	1,618
7.867% due 12/17/2019		1,500	2,046
7.869% due 08/25/2020		4,000	5,488
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$7,740	7,655
12.000% due 12/29/2049		2,600	2,841
13.000% due 01/29/2049	GBP	936	1,686
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		$6,000	8,056
Merrill Lynch & Co., Inc.
1.578% due 09/14/2018	EUR	2,500	2,618
6.875% due 04/25/2018		$18,000	19,727
6.875% due 11/15/2018		1,146	1,236
7.750% due 05/14/2038		7,700	8,014
MetLife Capital Trust X
9.250% due 04/08/2068		9,800	11,564
Morgan Stanley
6.625% due 04/01/2018		8,250	8,962
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,400	10,026
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		1,950	2,475
New York Life Insurance Co.
6.750% due 11/15/2039		1,250	1,479
Northwestern Mutual Life Insurance
6.063% due 03/30/2040		1,000	1,109
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		8,300	8,675
Pacific Life Insurance Co.
9.250% due 06/15/2039		19,325	25,414
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	988
PNC Preferred Funding Trust III
8.700% due 03/29/2049		2,400	2,556
Regions Bank
6.450% due 06/26/2037		5,000	4,457
7.500% due 05/15/2018		1,100	1,135
Regions Financial Corp.
7.375% due 12/10/2037		2,500	2,362
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049		9,836	8,275
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,534
RZD Capital Ltd.
5.739% due 04/03/2017		6,000	6,258
Sberbank Via SB Capital S.A.
5.499% due 07/07/2015		2,225	2,283
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,143
SLM Corp.
0.588% due 01/27/2014		5,000	4,507
3.125% due 09/17/2012	EUR	400	522
4.875% due 12/17/2012	GBP	100	153
5.000% due 10/01/2013		$500	502
5.125% due 08/27/2012		500	511
5.375% due 05/15/2014		400	402
5.625% due 08/01/2033		4,200	3,305
8.000% due 03/25/2020		1,550	1,574
8.450% due 06/15/2018		3,250	3,383
TNK-BP Finance S.A.
6.250% due 02/02/2015		5,000	5,331
7.250% due 02/02/2020		3,600	3,933
7.500% due 07/18/2016		2,000	2,220
7.875% due 03/13/2018		13,600	15,488
UBS Preferred Funding Trust V
6.243% due 05/29/2049		8,000	7,760
Wachovia Bank N.A.
0.632% due 03/15/2016		5,000	4,690
5.850% due 02/01/2037		351	354
6.600% due 01/15/2038		8,725	9,639
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,790

			521,311

INDUSTRIALS 40.8%
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	2,880
Alcoa, Inc.
5.900% due 02/01/2027		9,270	9,067
5.950% due 02/01/2037		6,360	5,980
Altria Group, Inc.
9.950% due 11/10/2038		10,200	14,416
10.200% due 02/06/2039		8,200	11,886
America Movil SAB de C.V.
6.125% due 03/30/2040		16,100	17,154
American Airlines Pass-Through Trust
7.858% due 04/01/2013		4,550	4,732

American Airlines Pass-Through Trust
10.375% due 01/02/2021	14,991	17,689
American Renal Holdings
8.375% due 05/15/2018	300	309
Anadarko Petroleum Corp.
6.200% due 03/15/2040	8,110	7,943
6.375% due 09/15/2017	400	436
6.450% due 09/15/2036	2,900	2,901
7.000% due 11/15/2027	600	611
7.950% due 06/15/2039	7,931	9,189
ArcelorMittal
7.000% due 10/15/2039	12,460	12,972
Aviation Capital Group
7.125% due 10/15/2020	5,200	5,305
Barrick Gold Corp.
5.800% due 11/15/2034	100	102
Biomet, Inc.
10.000% due 10/15/2017	1,000	1,097
Boston Scientific Corp.
7.375% due 01/15/2040	10,900	11,948
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	2,500	2,784
Cameron International Corp.
7.000% due 07/15/2038	6,703	7,345
Canadian Natural Resources Ltd.
6.450% due 06/30/2033	100	112
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,480
Cemex Finance LLC
9.500% due 12/14/2016	1,500	1,554
Chesapeake Energy Corp.
6.625% due 08/15/2020	1,100	1,089
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	1,700	1,660
Comcast Corp.
6.400% due 05/15/2038	2,900	3,109
6.400% due 03/01/2040	5,900	6,346
6.450% due 03/15/2037	5,000	5,360
6.550% due 07/01/2039	3,100	3,383
6.950% due 08/15/2037	7,898	8,962
Concho Resources, Inc.
7.000% due 01/15/2021	9,250	9,504
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	1,993	2,223
Continental Airlines, Inc.
6.750% due 09/15/2015	7,800	8,073
Cox Communications, Inc.
8.375% due 03/01/2039	7,000	9,100
CSN Resources S.A.
6.500% due 07/21/2020	1,300	1,378
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	2,400	2,484
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	5,564	6,163
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,175	13,711
DISH DBS Corp.
7.875% due 09/01/2019	2,400	2,520
Dow Chemical Co.
9.400% due 05/15/2039	12,200	17,763
El Paso Corp.
7.420% due 02/15/2037	1,000	947
El Paso Natural Gas Co.
8.375% due 06/15/2032	5,400	6,379
EnCana Corp.
6.500% due 02/01/2038	4,000	4,353
Energy Transfer Partners LP
6.625% due 10/15/2036	3,000	3,173
7.500% due 07/01/2038	13,234	15,442
Enterprise Products Operating LLC
6.875% due 03/01/2033	500	561
7.034% due 01/15/2068	2,550	2,649
7.550% due 04/15/2038	4,014	4,828
8.375% due 08/01/2066	1,600	1,720
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020	4,284	4,520
Freeport-McMoRan Corp.
9.500% due 06/01/2031	2,000	2,722
Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022	2,450	2,505
7.288% due 08/16/2037	5,800	6,031
8.146% due 04/11/2018	3,000	3,487
8.625% due 04/28/2034	6,250	7,530
9.250% due 04/23/2019	900	1,110
Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	2,899	3,092
Georgia-Pacific LLC
7.250% due 06/01/2028	7,500	8,156
7.375% due 12/01/2025	2,000	2,170
7.750% due 11/15/2029	4,180	4,739
8.250% due 05/01/2016	4,000	4,535
8.875% due 05/15/2031	3,320	4,100
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,900	2,099
Gerdau Trade, Inc.
5.750% due 01/30/2021	8,600	8,664
Goodman Funding Pty Ltd.
6.375% due 11/12/2020	3,000	2,883
GTL Trade Finance, Inc.
7.250% due 10/20/2017	5,800	6,409
Harvest Operations Corp.
6.875% due 10/01/2017	600	621
HCA, Inc.
7.250% due 09/15/2020	16,200	17,010
8.500% due 04/15/2019	1,200	1,320
Hess Corp.
6.000% due 01/15/2040	1,500	1,578
HJ Heinz Finance Co.
7.125% due 08/01/2039	3,200	3,775
International Paper Co.
8.700% due 06/15/2038	1,500	1,898
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	5,000	4,778
6.500% due 02/01/2037	200	207
6.500% due 09/01/2039	8,100	8,395
6.550% due 09/15/2040	6,800	7,173
6.950% due 01/15/2038	10,000	10,901
7.400% due 03/15/2031	100	112
Linn Energy LLC
7.750% due 02/01/2021	2,475	2,549
Lyondell Chemical Co.
8.000% due 11/01/2017	3,330	3,692
Magellan Midstream Partners LP
6.400% due 05/01/2037	900	957
Meccanica Holdings USA
6.250% due 01/15/2040	1,500	1,383
MGM Resorts International
9.000% due 03/15/2020	1,200	1,326
10.375% due 05/15/2014	500	564
11.125% due 11/15/2017	1,500	1,732
13.000% due 11/15/2013	2,600	3,087
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	3,800	4,091
Nakilat, Inc.
6.067% due 12/31/2033	400	423
Newfield Exploration Co.
6.875% due 02/01/2020	600	634
7.125% due 05/15/2018	1,000	1,057
News America, Inc.
6.650% due 11/15/2037	4,250	4,723
6.900% due 08/15/2039	5,000	5,744
ONEOK Partners LP
6.850% due 10/15/2037	1,200	1,339
Peabody Energy Corp.
6.500% due 09/15/2020	5,200	5,577
Pemex Project Funding Master Trust
6.625% due 06/15/2035	8,600	8,793
Petrobras International Finance Co.
6.875% due 01/20/2040	2,900	3,061
Petrohawk Energy Corp.
7.250% due 08/15/2018	3,800	3,857
Petroleos Mexicanos
5.500% due 01/21/2021	4,500	4,579
Pioneer Natural Resources Co.
6.875% due 05/01/2018	1,000	1,068
Plains All American Pipeline LP
6.650% due 01/15/2037	400	422
Plains Exploration & Production Co.
8.625% due 10/15/2019	700	770
Pride International, Inc.
7.875% due 08/15/2040	9,600	10,440
Reynolds American, Inc.
7.250% due 06/15/2037	5,000	5,214
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019	2,100	2,147
Rhodia S.A.
6.875% due 09/15/2020	2,165	2,206
Rockies Express Pipeline LLC
6.875% due 04/15/2040	10,825	10,302
7.500% due 07/15/2038	6,700	6,758
Rogers Communications, Inc.
7.500% due 08/15/2038	200	251
Southern Natural Gas Co.
7.350% due 02/15/2031	1,400	1,498
Steel Dynamics, Inc.
7.375% due 11/01/2012	5,281	5,598
Teck Resources Ltd.
6.000% due 08/15/2040	1,500	1,592
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	1,200	1,275
7.625% due 04/01/2037	2,100	2,348
8.375% due 06/15/2032	2,470	2,918
Time Warner Cable, Inc.
6.750% due 06/15/2039	12,700	14,074
7.300% due 07/01/2038	6,325	7,420
Time Warner, Inc.
6.500% due 11/15/2036	500	548
7.700% due 05/01/2032	1,890	2,314
TransCanada Pipelines Ltd.
6.200% due 10/15/2037	552	608
7.625% due 01/15/2039	2,700	3,503
Transocean, Inc.
6.500% due 11/15/2020	4,700	4,999
6.800% due 03/15/2038	12,972	13,336
UAL Pass-Through Trust
9.750% due 01/15/2017	9,041	10,398
10.400% due 05/01/2018	9,726	11,234

Vale Overseas Ltd.
6.875% due 11/21/2036	9,500	10,474
6.875% due 11/10/2039	22,670	25,162
8.250% due 01/17/2034	2,500	3,122
Veolia Environnement S.A.
6.750% due 06/01/2038	200	233
Weyerhaeuser Co.
7.375% due 10/01/2019	8,000	8,754
7.375% due 03/15/2032	6,000	6,082
Williams Cos., Inc.
7.875% due 09/01/2021	741	876
8.750% due 03/15/2032	3,907	4,793
Williams Partners LP
6.300% due 04/15/2040	6,000	6,267
Wynn Las Vegas LLC
7.750% due 08/15/2020	3,750	4,078
7.875% due 11/01/2017	4,600	4,980

		682,522

UTILITIES 9.7%
Appalachian Power Co.
6.375% due 04/01/2036	7,850	8,202
6.700% due 08/15/2037	2,300	2,504
AT&T Corp.
8.000% due 11/15/2031	1,085	1,368
AT&T, Inc.
6.400% due 05/15/2038	700	747
6.450% due 06/15/2034	2,257	2,400
6.500% due 09/01/2037	618	669
6.550% due 02/15/2039	3,283	3,585
BellSouth Corp.
6.875% due 10/15/2031	2,390	2,599
British Telecommunications PLC
9.875% due 12/15/2030	1,300	1,737
Cleco Power LLC
6.000% due 12/01/2040	6,100	5,978
Columbus Southern Power Co.
5.850% due 10/01/2035	512	527
Constellation Energy Group, Inc.
7.600% due 04/01/2032	5,000	5,674
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	5,100	5,071
Entergy Corp.
5.125% due 09/15/2020	2,500	2,471
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	12,625	12,274
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	259
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,345
NGPL PipeCo LLC
7.768% due 12/15/2037	19,430	20,338
NRG Energy, Inc.
8.250% due 09/01/2020	4,900	5,047
Ohio Edison Co.
6.875% due 07/15/2036	1,900	2,082
8.250% due 10/15/2038	2,950	3,829
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	5,500	6,542
7.500% due 09/01/2038	3,615	4,412
PSEG Power LLC
8.625% due 04/15/2031	1,500	1,932
Public Service Co. of Oklahoma
6.625% due 11/15/2037	360	388
Puget Sound Energy, Inc.
5.764% due 07/15/2040	3,900	3,893
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	1,923	2,032
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	5,000	5,161
6.332% due 09/30/2027	6,700	7,091
6.750% due 09/30/2019	2,500	2,897
Sithe Independence Funding Corp.
9.000% due 12/30/2013	1,928	2,001
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	1,967
Sprint Capital Corp.
8.375% due 03/15/2012	4,000	4,250
Telecom Italia Capital S.A.
7.200% due 07/18/2036	5,850	5,509
7.721% due 06/04/2038	1,901	1,889
Telefonica Emisiones SAU
7.045% due 06/20/2036	6,400	6,568
Verizon Communications, Inc.
8.950% due 03/01/2039	9,278	13,264

		162,502

Total Corporate Bonds & Notes (Cost $1,294,579)		1,366,335

MUNICIPAL BONDS & NOTES 11.6%
CALIFORNIA 5.4%
California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	5,300	5,242
California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050	8,900	9,008
California State East Bay Municipal Utility District Revenue Bonds, Series 2010
5.874% due 06/01/2040	5,000	4,889
California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	6,300	6,351
7.500% due 04/01/2034	165	171
California State General Obligation Bonds, Series 2010
7.600% due 11/01/2040	5,000	5,212
7.950% due 03/01/2036	9,300	9,548
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	2,300	2,287
California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	3,700	3,745
California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	2,600	2,604
7.804% due 03/01/2035	2,600	2,567
California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	700	694
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, Series 2010
7.488% due 08/01/2033	5,000	4,915
7.618% due 08/01/2040	5,000	4,909
Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	5,000	5,165
Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	1,650
6.758% due 07/01/2034	6,200	6,428
Riverside, California Revenue Bonds, Series 2009
7.200% due 08/01/2039	2,500	2,540
Sacramento, California Municipal Utility District Revenue Bonds, Series 2009
6.322% due 05/15/2036	300	289
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	3,000	3,013
University of California Regents Medical Center Revenue Bonds, Series 2010
6.548% due 05/15/2048	5,050	4,931
University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	3,500	3,398

		89,556

DISTRICT OF COLUMBIA 0.3%
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	5,000	4,867

FLORIDA 0.2%
Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039	4,000	4,064

ILLINOIS 0.1%
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	2,000	2,070

INDIANA 0.2%
Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	800	818
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	2,000	1,977

		2,795

IOWA 0.2%
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	3,200	3,363

NEVADA 0.3%
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.100% due 06/01/2039	5,000	5,085

NEW JERSEY 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	900	875

NEW YORK 1.7%
New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	4,200	4,115
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.882% due 06/15/2044	3,000	3,001
6.011% due 06/15/2042	4,400	4,400
6.124% due 06/15/2042	700	669
6.491% due 06/15/2042	400	404
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	12,665

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040		2,800	2,735

			27,989

NORTH CAROLINA 0.1%
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039		2,300	2,395

OHIO 0.1%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.053% due 02/15/2043		2,500	2,318

PENNSYLVANIA 0.9%
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039		11,500	11,185
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039		2,250	2,208
Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030		1,800	1,759

			15,152

TENNESSEE 0.3%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027		6,260	5,843

TEXAS 1.7%
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038		7,800	8,080
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2010
5.022% due 12/01/2048		5,100	4,515
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049		7,000	6,860
Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030		8,400	8,330

			27,785

Total Municipal Bonds & Notes (Cost $195,645)			194,157

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
4.000% due 01/01/2041		2,000	1,990
Freddie Mac
0.147% due 02/01/2011 (f)		159	159

Total U.S. Government Agencies (Cost $2,216)			2,149

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds
3.875% due 08/15/2040		21,650	19,945
4.250% due 11/15/2040		9,250	9,101
4.375% due 11/15/2039		88,198	88,680
4.500% due 05/15/2038 (f)		29,200	30,090
4.500% due 08/15/2039 (c)(f)		66,780	68,585

Total U.S. Treasury Obligations (Cost $213,456)			216,401

MORTGAGE-BACKED SECURITIES 1.8%
Banc of America Commercial Mortgage, Inc.
5.195% due 09/10/2047		1,720	1,849
Bear Stearns Commercial Mortgage Securities
5.700% due 06/13/2050		6,200	6,471
Chase Mortgage Finance Corp.
5.938% due 12/25/2037		1,930	1,757
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,689
Countrywide Alternative Loan Trust
0.591% due 09/25/2035		2,164	1,332
Credit Suisse First Boston Mortgage Securities Corp.
2.206% due 02/25/2033		127	125
Greenwich Capital Commercial Funding Corp.
4.305% due 08/10/2042		2,263	2,286
5.224% due 04/10/2037		1,920	2,040
Homestar Mortgage Acceptance Corp.
0.711% due 07/25/2034		260	228
Impac CMB Trust
0.901% due 10/25/2033		17	14
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		3,735	3,920
Morgan Stanley Capital I
5.692% due 04/15/2049		1,395	1,448
Residential Accredit Loans, Inc.
3.265% due 03/25/2035		1,882	1,328
3.401% due 02/25/2035		2,883	2,112
Residential Funding Mortgage Securities I
5.050% due 02/25/2036		1,528	1,184
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		870	926

Total Mortgage-Backed Securities (Cost $26,074)			29,709

ASSET-BACKED SECURITIES 0.6%
Access Group, Inc.
1.588% due 10/27/2025		1,009	1,032
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		193	162
Bear Stearns Asset-Backed Securities Trust
0.631% due 01/25/2034		17	14
0.811% due 09/25/2034		8,617	8,223
Credit-Based Asset Servicing & Securitization LLC
1.161% due 11/25/2033		73	67
Residential Asset Mortgage Products, Inc.
0.641% due 10/25/2046		326	202

Total Asset-Backed Securities (Cost $8,584)			9,700

SOVEREIGN ISSUES 0.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	650	409
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		337	199
10.000% due 01/01/2017		6,800	3,756
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,270

Total Sovereign Issues (Cost $6,851)			7,634

	SHARES
PREFERRED SECURITIES 0.3%
INDUSTRIALS 0.3%
Las Vegas Sands Corp.
10.000% due 01/20/2040		42,000	4,785

Total Preferred Securities (Cost $4,733)			4,785

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS 0.2%
Barclays Capital, Inc.
0.250% due 01/03/2011		$2,000	2,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $2,054. Repurchase proceeds are $2,000.)
Morgan Stanley & Co., Inc.
0.290% due 01/03/2011		800	800
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.375% due 11/15/2019 valued at $821. Repurchase proceeds are $800.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		1,000	1,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,022. Repurchase proceeds are $1,000.)

			3,800

U.S. TREASURY BILLS 0.5%
0.172% due 01/06/2011 - 06/23/2011 (a)(c)(d)(f)		7,520	7,515

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.4%
		749,380	7,506

Total Short-Term Instruments (Cost $18,820)			18,821

Total Investments 111.7% (Cost $1,788,326)			$1,866,521
Written Options (h) (0.4%) (Premiums $4,053)			(6,107)
Other Assets and Liabilities (Net) (11.3%)			(188,737)

Net Assets 100.0%			$1,671,677

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $3,163 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Securities with an aggregate market value of $1,346 has been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $97,796 at a weighted average interest rate of 0.230%. On December 31, 2010, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $1,697 and cash of $13 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2011	633	$1,451
90-Day Eurodollar March Futures	Long	03/2012	576	266
Australia Government 10-Year Bond March Futures	Long	03/2011	132	104
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	765	235

				$2,056

(g)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	HSBC	1.000%	03/20/2016	2.075%		$600	$(31)	$(31)	$0
Alcoa, Inc.	MSC	1.000%	03/20/2016	2.075%		600	(31)	(32)	1
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.627%		15,500	917	282	635
America Movil SAB de C.V.	DUB	1.000%	12/20/2012	0.865%		9,400	28	40	(12)
American International Group, Inc.	DUB	5.000%	12/20/2011	0.514%		5,000	229	(137)	366
Anheuser-Busch InBev Worldwide, Inc.	BCLY	1.000%	12/20/2015	1.020%	EUR	1,500	(1)	(15)	14
Anheuser-Busch InBev Worldwide, Inc.	BCLY	1.000%	12/20/2015	1.020%		$7,000	(4)	(41)	37
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	1.020%	EUR	700	0	(7)	7
Anheuser-Busch InBev Worldwide, Inc.	GSC	1.000%	12/20/2015	1.020%		600	1	(7)	8
ArcelorMittal	BCLY	1.000%	12/20/2015	2.242%		$2,200	(121)	(168)	47
ArcelorMittal	GSC	1.000%	12/20/2015	2.242%		2,200	(123)	(177)	54
Australia Government Bond	UBS	1.000%	09/20/2015	0.480%		2,000	49	51	(2)
Berkshire Hathaway Finance Corp.	MSC	1.000%	06/20/2015	1.187%		5,000	(37)	5	(42)
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	0.715%		700	9	(4)	13
BHP Billiton Finance USA Ltd.	CSFB	1.000%	12/20/2015	0.734%		100	2	1	1
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.715%		5,200	69	(26)	95
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.715%		2,300	31	(21)	52
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	0.715%		4,900	65	(15)	80
BMW Finance NV	GSC	1.000%	03/20/2016	0.832%	EUR	2,900	34	36	(2)
BMW Finance NV	JPM	1.000%	03/20/2016	0.832%		7,400	86	89	(3)
BMW U.S. Capital LLC	BCLY	1.000%	09/20/2015	0.783%		$1,400	14	0	14
BMW U.S. Capital LLC	CITI	1.000%	09/20/2015	0.783%		3,000	31	4	27
BP Capital Markets America, Inc.	BCLY	1.000%	06/20/2015	0.815%	EUR	600	7	(90)	97
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.818%		$2,000	17	14	3
BP Capital Markets America, Inc.	DUB	1.000%	09/20/2011	0.158%		400	3	(2)	5
BP Capital Markets America, Inc.	GSC	1.000%	09/20/2011	0.158%		2,200	14	(114)	128
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.158%		100	1	(7)	8
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.352%		3,000	35	(51)	86
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.818%		600	109	5	104
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.926%		6,000	24	6	18
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.508%		1,000	4	3	1
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.085%		4,900	(18)	(41)	23
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.033%		10,000	(10)	(91)	81
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.085%		3,200	(12)	(20)	8
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.061%		100	0	(1)	1
Brazil Government International Bond	JPM	1.000%	12/20/2014	0.984%		3,350	3	(30)	33
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.061%		4,600	(11)	(44)	33
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.085%		2,600	(9)	(19)	10
Brazil Government International Bond	MSC	1.000%	12/20/2011	0.572%		1,000	5	5	0
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.508%		1,300	2	6	(4)
Canadian Natural Resources Ltd.	GSC	1.000%	12/20/2015	0.729%		2,400	32	7	25
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	0.705%		2,400	33	(8)	41
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.705%		2,400	33	(8)	41
Canadian Natural Resources Ltd.	MSC	1.000%	12/20/2015	0.729%		1,500	20	5	15
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	3.133%		5,300	413	(60)	473
Chesapeake Energy Corp.	CSFB	5.000%	03/20/2016	3.575%		3,000	202	157	45
Chesapeake Energy Corp.	MSC	5.000%	03/20/2016	3.575%		2,000	134	104	30
China Government International Bond	BCLY	0.770%	12/20/2014	0.557%		7,200	62	0	62
China Government International Bond	DUB	1.000%	12/20/2015	0.659%		3,600	60	63	(3)
China Government International Bond	HSBC	1.000%	06/20/2015	0.608%		2,900	50	54	(4)
China Government International Bond	HSBC	1.000%	09/20/2015	0.635%		800	14	10	4
China Government International Bond	JPM	1.000%	09/20/2015	0.635%		1,500	26	15	11
China Government International Bond	MSC	1.000%	06/20/2015	0.608%		5,000	87	88	(1)
China Government International Bond	RBS	0.750%	12/20/2014	0.557%		2,400	19	0	19
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.538%		3,000	4	0	4
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.538%		1,000	1	(3)	4
Citigroup, Inc.	BOA	1.000%	06/20/2011	0.538%		5,100	13	6	7
Comcast Corp.	DUB	1.000%	12/20/2015	0.810%		1,500	15	(1)	16
Comcast Corp.	RBS	1.000%	12/20/2015	0.810%		14,500	137	0	137
El Paso Corp.	GSC	5.000%	09/20/2014	1.948%		1,100	122	(85)	207
Emirate of Abu Dhabi	BCLY	1.000%	09/20/2015	0.892%		2,000	11	(9)	20
Emirate of Abu Dhabi	CITI	1.000%	12/20/2015	0.917%		500	2	(3)	5
Emirate of Abu Dhabi	DUB	1.000%	09/20/2015	0.892%		2,200	11	(13)	24
Emirate of Abu Dhabi	HSBC	1.000%	09/20/2015	0.892%		800	4	(3)	7
Emirate of Abu Dhabi	JPM	1.000%	12/20/2015	0.917%		1,800	8	6	2
Emirate of Abu Dhabi	MSC	1.000%	09/20/2015	0.892%		2,400	12	(13)	25
Emirate of Abu Dhabi	RBS	1.000%	09/20/2015	0.892%		2,600	14	(12)	26
Emirate of Abu Dhabi	RBS	1.000%	12/20/2015	0.917%		100	0	0	0
Forest Oil Corp.	CITI	5.000%	06/20/2015	2.607%		5,000	503	135	368
France Government Bond	BCLY	0.250%	03/20/2016	1.087%		1,700	(70)	(67)	(3)
France Government Bond	CITI	0.250%	03/20/2016	1.087%		3,500	(143)	(141)	(2)
France Government Bond	GSC	0.250%	03/20/2016	1.087%		3,500	(143)	(141)	(2)
General Electric Capital Corp.	BCLY	1.000%	03/20/2011	0.520%		5,200	7	(16)	23
General Electric Capital Corp.	BOA	1.000%	03/20/2011	0.520%		2,800	4	(18)	22
General Electric Capital Corp.	CITI	1.000%	03/20/2011	0.520%		6,300	9	(28)	37
General Electric Capital Corp.	DUB	5.000%	09/20/2019	1.404%		2,000	529	379	150
General Electric Capital Corp.	GSC	1.000%	12/20/2011	0.589%		10,000	44	2	42
General Electric Capital Corp.	GSC	1.000%	12/20/2015	1.329%		12,800	(191)	(449)	258
Goldman Sachs Group, Inc.	BOA	1.000%	06/20/2011	0.593%		7,600	17	4	13
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.219%		2,500	(24)	(61)	37
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.219%		1,000	(10)	(22)	12
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.219%		2,000	(19)	(50)	31
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.267%		6,500	(79)	(107)	28
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.219%		2,500	(24)	(60)	36
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.667%	EUR	3,300	(3)	0	(3)
Japan Government International Bond	BNP	1.000%	06/20/2015	0.628%		$5,000	82	87	(5)
Japan Government International Bond	GSC	1.000%	09/20/2015	0.661%		4,000	63	59	4
Japan Government International Bond	GSC	1.000%	12/20/2015	0.691%		200	3	4	(1)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.691%		100	1	2	(1)
Japan Government International Bond	MSC	1.000%	12/20/2015	0.691%		4,700	71	104	(33)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.691%		1,000	16	23	(7)
Merrill Lynch & Co., Inc.	BCLY	1.000%	03/20/2011	0.817%		1,100	1	0	1
Merrill Lynch & Co., Inc.	CITI	1.000%	06/20/2011	0.817%		3,000	4	2	2
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	0.817%		2,100	2	(2)	4
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	0.817%		5,100	4	(5)	9
MetLife, Inc.	DUB	1.000%	12/20/2014	1.387%		15,000	(215)	(840)	625
MetLife, Inc.	DUB	5.000%	09/20/2019	1.764%		500	117	61	56
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.525%		11,700	44	17	27
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.080%		3,400	(11)	(43)	32
Mexico Government International Bond	BCLY	1.000%	12/20/2015	1.107%		2,800	(13)	(30)	17
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.080%		4,000	(13)	(40)	27
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.525%		1,000	1	2	(1)
Morgan Stanley	CITI	1.000%	06/20/2011	0.768%		8,400	12	5	7

Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%		2,000	(4)	(17)	13
Petrobras International Finance Co.	HSBC	1.000%	12/20/2012	1.204%		5,700	(21)	0	(21)
Petrobras International Finance Co.	HSBC	1.000%	12/20/2013	1.339%		3,500	(33)	(11)	(22)
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.165%		900	(3)	(6)	3
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.204%		5,000	(18)	(28)	10
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.525%		1,400	(32)	(45)	13
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.703%		1,500	22	(7)	29
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.703%		5,000	73	(4)	77
Prudential Financial, Inc.	UBS	1.000%	12/20/2011	0.453%		1,300	8	3	5
Republic of Italy Government Bond	RBS	1.000%	12/20/2015	2.372%		2,200	(134)	(77)	(57)
Rio Tinto Finance USA Ltd.	BCLY	1.000%	09/20/2015	0.822%		3,800	32	(7)	39
Russia Government International Bond	BCLY	1.000%	06/20/2011	0.477%		2,650	8	(2)	10
Russia Government International Bond	BCLY	1.000%	12/20/2011	0.556%		3,200	15	14	1
Russia Government International Bond	JPM	1.000%	09/20/2011	0.477%		800	4	2	2
Russia Government International Bond	MSC	1.000%	12/20/2014	1.288%		1,800	(19)	(67)	48
Russia Government International Bond	UBS	1.000%	06/20/2015	1.362%		5,000	(75)	(76)	1
Shell International Finance BV	BCLY	1.000%	09/20/2015	0.517%		12,200	274	141	133
Shell International Finance BV	CSFB	1.000%	12/20/2015	0.543%		2,900	64	49	15
Shell International Finance BV	DUB	1.000%	09/20/2015	0.517%		5,200	117	60	57
SLM Corp.	BOA	5.000%	06/20/2011	0.685%		2,000	45	(95)	140
SLM Corp.	CITI	5.000%	09/20/2011	0.685%		1,000	33	(45)	78
SLM Corp.	JPM	5.000%	09/20/2011	0.685%		2,000	67	(240)	307
SLM Corp.	MSC	5.000%	09/20/2011	0.685%		5,000	166	(400)	566
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.912%		1,700	7	(11)	18
South Korea Government Bond	DUB	1.000%	03/20/2011	0.522%		1,000	1	4	(3)
South Korea Government Bond	DUB	0.920%	12/20/2014	0.838%		1,300	5	0	5
South Korea Government Bond	DUB	1.000%	06/20/2015	0.887%		800	4	8	(4)
South Korea Government Bond	JPM	0.930%	12/20/2014	0.838%		3,700	14	0	14
South Korea Government Bond	JPM	1.000%	09/20/2015	0.912%		400	1	(2)	3
South Korea Government Bond	JPM	1.000%	12/20/2015	0.934%		3,200	11	(3)	14
South Korea Government Bond	MSC	1.000%	12/20/2015	0.934%		3,400	12	29	(17)
South Korea Government Bond	RBS	1.000%	06/20/2015	0.887%		5,000	27	51	(24)
South Korea Government Bond	UBS	1.000%	09/20/2011	0.522%		1,000	4	4	0
South Korea Government Bond	UBS	1.000%	09/20/2015	0.912%		2,200	10	(7)	17
Time Warner Cable, Inc.	GSC	1.000%	12/20/2015	0.968%		6,500	13	(3)	16
Time Warner Cable, Inc.	HSBC	1.000%	12/20/2015	0.968%		4,300	8	(6)	14
Total Capital S.A.	CITI	1.000%	09/20/2015	0.515%		4,200	94	60	34
Total Capital S.A.	JPM	1.000%	09/20/2015	0.515%		2,700	60	37	23
Total Capital S.A.	MSC	1.000%	09/20/2015	0.515%		2,500	56	37	19
Total Capital S.A.	MSC	1.000%	12/20/2015	0.539%		10,800	242	183	59
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.485%		1,200	26	6	20
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.485%		3,300	71	8	63
Transocean, Inc.	CSFB	5.000%	03/20/2012	0.665%		500	28	2	26
Transocean, Inc.	DUB	5.000%	03/20/2012	0.665%		1,200	66	5	61
United Kingdom Gilt	BOA	1.000%	12/20/2015	0.715%		400	5	7	(2)
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.715%		4,900	68	114	(46)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.637%		7,200	109	106	3
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.616%		1,500	23	11	12
United Kingdom Gilt	UBS	1.000%	12/20/2015	0.715%		1,000	14	19	(5)
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.700%		4,000	56	(29)	85
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.834%		7,200	57	(87)	144
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.834%		1,900	14	(6)	20
Volkswagen International Finance NV	DUB	1.000%	09/20/2015	0.834%		5,500	43	(74)	117
Volkswagen International Finance NV	GSC	1.000%	03/20/2016	0.886%	EUR	900	7	7	0
Volkswagen International Finance NV	JPM	1.000%	03/20/2016	0.886%		1,100	9	9	0
Xstrata Finance Canada Ltd.	GSC	1.000%	03/20/2016	1.383%		2,100	(51)	(42)	(9)

							$5,199	$(2,002)	$7,201

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$1,980	$253	$264	$(11)
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	85,595	629	189	440

					$882	$453	$429

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	800	$4	$1	$3
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		4,000	22	6	16
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		29,100	272	47	225
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		135,000	1,087	416	671
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		10,000	81	41	40
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		335,000	2,697	1,336	1,361

							$4,163	$1,847	$2,316

(h)	Written options outstanding on December 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$6,900	$43	$94
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	147,400	1,119	1,999
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	19,100	171	241
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,000	45	63
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	50,500	524	762
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,200	220	305
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	58,300	572	879

							$2,694	$4,343

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		$8,800	$19	$36
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		8,800	49	5
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	10,200	31	24
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		10,200	82	18

							$181	$83

Straddle Options

Description	Counterparty	Exercise Price (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$ 0.00	10/11/2011	$13,100	$69	$106
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	10,600	54	86
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	44,900	502	755
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	31,200	340	524

					$965	$1,471

(5)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$10,900	$94	$107
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	7,000	90	71
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	10/13/2020	3,000	29	32

						$213	$210

(i)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10,431	01/2011	BCLY	$397	$0	$397
Sell		171	01/2011	BNP	0	(7)	(7)
Buy		100	01/2011	CITI	7	0	7
Buy		4,264	01/2011	CSFB	210	0	210
Sell		977	01/2011	RBS	0	(66)	(66)
Sell	BRL	4,465	03/2011	CITI	0	(38)	(38)
Buy	CAD	1,097	02/2011	BCLY	7	0	7
Buy		17,016	02/2011	DUB	204	0	204
Buy	CNY	37,089	01/2011	CITI	28	0	28
Sell		78,627	01/2011	DUB	0	(372)	(372)
Buy		10,712	01/2011	HSBC	26	0	26
Buy		30,826	01/2011	JPM	48	0	48
Buy		15,965	06/2011	BCLY	66	0	66
Buy		37,611	06/2011	DUB	52	(4)	48
Buy		31,676	06/2011	JPM	121	0	121
Buy		16,255	09/2011	JPM	6	0	6
Buy		12,871	11/2011	BCLY	9	(3)	6
Buy		73,073	11/2011	BOA	311	0	311
Buy		59,778	11/2011	GSC	253	0	253
Buy		17,964	11/2011	JPM	39	(8)	31
Buy		8,737	11/2011	RBS	2	0	2
Sell		61,377	11/2011	UBS	0	(10)	(10)
Buy		4,387	02/2012	DUB	6	0	6
Sell	EUR	5,465	01/2011	BCLY	0	(144)	(144)
Buy		3,360	01/2011	BNP	83	0	83
Buy		5,812	01/2011	CITI	14	(90)	(76)
Sell		21,236	01/2011	CITI	1,149	0	1,149
Buy		8,164	01/2011	DUB	0	(491)	(491)
Sell		4,574	01/2011	HSBC	0	(12)	(12)
Sell		7,500	01/2011	MSC	0	(172)	(172)
Sell		45	01/2011	RBC	0	(1)	(1)
Sell		6,465	01/2011	UBS	0	(59)	(59)
Sell	GBP	3,080	03/2011	BCLY	4	0	4
Sell		205	03/2011	BOA	0	(2)	(2)
Sell		3,079	03/2011	DUB	5	0	5
Sell		564	03/2011	MSC	0	(12)	(12)
Sell		2,053	03/2011	RBS	10	0	10

Buy	IDR	3,868,000	01/2011	DUB	29	0	29
Buy		20,974,819	01/2011	JPM	174	0	174
Sell		24,842,819	01/2011	RBS	0	(21)	(21)
Buy		3,769,781	07/2011	BCLY	3	0	3
Buy		3,865,000	07/2011	CITI	6	0	6
Buy		4,912,400	07/2011	HSBC	6	0	6
Buy		20,253,500	07/2011	JPM	3	0	3
Buy		24,842,819	10/2011	RBS	28	0	28
Buy	INR	130,433	03/2011	BCLY	5	0	5
Buy		217,729	03/2011	CITI	46	0	46
Buy		73,000	03/2011	RBS	0	(4)	(4)
Sell	JPY	151,063	01/2011	GSC	0	(66)	(66)
Sell		89,919	01/2011	RBC	0	(40)	(40)
Buy		71,563	01/2011	RBS	32	0	32
Sell		179,837	01/2011	RBS	0	(76)	(76)
Buy	KRW	1,926,695	01/2011	DUB	5	(11)	(6)
Buy		10,354,838	01/2011	JPM	280	0	280
Sell		18,096,693	01/2011	JPM	0	(320)	(320)
Buy		5,815,160	01/2011	MSC	0	(61)	(61)
Buy		525,500	05/2011	BCLY	0	(3)	(3)
Buy		5,123,900	05/2011	CITI	0	(28)	(28)
Buy		423,508	05/2011	GSC	1	0	1
Buy		991,000	05/2011	HSBC	0	(7)	(7)
Buy		20,383,193	05/2011	JPM	376	0	376
Buy		1,988,000	05/2011	RBS	0	0	0
Buy	MXN	110,942	02/2011	BCLY	566	0	566
Buy		15,803	02/2011	CITI	83	0	83
Buy		18,699	02/2011	DUB	9	0	9
Buy		82,402	02/2011	JPM	168	0	168
Sell		20,720	02/2011	MSC	0	(2)	(2)
Buy	NOK	89,932	02/2011	CITI	154	0	154
Buy	PHP	17,000	06/2011	BOA	0	(2)	(2)
Buy		269,590	06/2011	CITI	48	(13)	35
Buy		61,633	06/2011	DUB	16	0	16
Buy		46,304	06/2011	HSBC	10	0	10
Buy		63,316	06/2011	JPM	16	0	16
Buy		180,482	06/2011	MSC	62	0	62
Buy		40,935	06/2011	RBS	0	(8)	(8)
Buy	SGD	8,070	03/2011	BOA	287	0	287
Buy		9,285	03/2011	DUB	230	0	230
Buy		6,279	03/2011	HSBC	93	0	93
Buy		1,670	03/2011	JPM	62	0	62
Buy		2,000	03/2011	RBS	73	0	73

					$5,928	$(2,153)	$3,775

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1(4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$16,830	$0	$16,830
Corporate Bonds & Notes
Banking & Finance	0	521,311	0	521,311
Industrials	0	627,599	54,923	682,522
Utilities	0	162,502	0	162,502
Municipal Bonds & Notes
California	0	89,556	0	89,556
District of Columbia	0	4,867	0	4,867
Florida	0	4,064	0	4,064
Illinois	0	2,070	0	2,070
Indiana	0	2,795	0	2,795
Iowa	0	3,363	0	3,363
Nevada	0	5,085	0	5,085
New Jersey	0	875	0	875
New York	0	27,989	0	27,989
North Carolina	0	2,395	0	2,395
Ohio	0	2,318	0	2,318
Pennsylvania	0	15,152	0	15,152
Tennessee	0	5,843	0	5,843
Texas	0	27,785	0	27,785
U.S. Government Agencies	0	2,149	0	2,149
U.S. Treasury Obligations	0	216,401	0	216,401
Mortgage-Backed Securities	0	29,709	0	29,709
Asset-Backed Securities	0	9,700	0	9,700
Sovereign Issues	0	7,634	0	7,634
Preferred Securities
Industrials	0	4,785	0	4,785
Short-Term Instruments
Repurchase Agreements	0	3,800	0	3,800
U.S. Treasury Bills	0	7,515	0	7,515
PIMCO Short-Term Floating NAV Portfolio	7,506	0	0	7,506
	$7,506	$1,804,092	$54,923	$1,866,521

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,982	0	7,982
Foreign Exchange Contracts	0	5,928	0	5,928
Interest Rate Contracts	2,056	2,316	0	4,372
	$2,056	$16,226	$0	$18,282

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(435)	0	(435)
Foreign Exchange Contracts	0	(2,153)	0	(2,153)
Interest Rate Contracts	0	(4,343)	(1,681)	(6,024)
	$0	$(6,931)	$(1,681)	$(8,612)

Totals	$9,562	$1,813,387	$53,242	$1,876,191

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$0	$0	$0	$0	$0	$54,923	$0	$54,923	$0
Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	$(90)	$0	$(1,084)	$0	$0	$(507)	$0	$0	$(1,681)	$(507)

Totals	$(90)	$0	$(1,084)	$0	$0	$(507)	$54,923	$0	$53,242	$(507)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 7.6%
BANKING & FINANCE 6.6%
Bank of America Corp.
0.549% due 10/14/2016	$5,000	$4,440
0.802% due 09/11/2012	23,305	23,030
Goldman Sachs Group, Inc.
0.466% due 02/06/2012	5,100	5,095
HSBC Finance Corp.
0.539% due 01/15/2014	5,000	4,801
0.726% due 06/01/2016	3,000	2,765
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,915
Morgan Stanley
0.739% due 10/18/2016	9,400	8,694
0.769% due 10/15/2015	3,000	2,816
U.S. Trade Funding Corp.
4.260% due 11/15/2014	3,155	3,335

		57,891

INDUSTRIALS 1.0%
Cal Dive I- Title XI, Inc.
4.930% due 02/01/2027	3,319	3,462
Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,238
Loews Corp.
5.250% due 03/15/2016	3,000	3,257

		8,957

Total Corporate Bonds & Notes (Cost $66,650)		66,848

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 1.0%
Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	4,818
Los Angeles, California Community College District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,318
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	1,946

		9,082

CONNECTICUT 0.1%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	617

NEW YORK 0.1%
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	671

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	169

TEXAS 0.1%
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	100	103
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	355	369
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	96

		568

Total Municipal Bonds & Notes (Cost $11,549)		11,107

U.S. GOVERNMENT AGENCIES 32.7%
Fannie Mae
0.000% due 06/01/2017	3,000	2,451
0.321% due 07/25/2037	1,048	1,034
0.461% due 03/18/2031	534	534
0.711% due 10/25/2030	10	10
0.861% due 10/25/2017	143	144
1.161% due 04/25/2032	123	125
1.331% due 03/25/2022	97	99
1.530% due 06/01/2043 - 03/01/2044	1,321	1,327
2.250% due 10/01/2024	62	64
2.470% due 08/01/2026	15	16
2.489% due 11/01/2023	160	168
2.614% due 02/01/2028	15	15
2.628% due 05/01/2025	15	15
2.782% due 12/01/2027	60	63
2.808% due 11/01/2034	297	310
2.814% due 07/01/2035	353	370
3.250% due 10/01/2024	1	1
3.701% due 04/01/2028	86	90
4.250% due 04/25/2037	376	368
4.500% due 10/25/2023 - 06/25/2025	5,982	6,072
5.000% due 08/25/2033 - 08/25/2036	10,592	10,886
5.375% due 04/11/2022	11,900	12,558
5.380% due 07/01/2033	2,292	2,435
5.500% due 11/25/2033 - 08/25/2035	9,482	10,385
5.625% due 04/17/2028	200	227
5.800% due 02/09/2026	15,000	15,066
6.000% due 05/17/2027	737	825
6.250% due 12/25/2013	3	3
6.500% due 02/01/2022 - 08/01/2037	6,066	6,785
6.750% due 06/25/2032	7,049	7,521
6.900% due 05/25/2023	135	151
6.950% due 07/25/2020	36	41
7.000% due 06/25/2022 - 03/01/2038	4,390	5,054
7.800% due 10/25/2022	24	29
9.000% due 08/01/2021 - 11/01/2030	67	78
Farmer Mac
7.373% due 07/25/2011	1,346	1,342
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,135
5.125% due 07/09/2029	675	709
5.150% due 03/25/2020	1,000	1,136
5.750% due 12/07/2028	500	577
Federal Housing Administration
6.896% due 07/01/2020	989	979
7.000% due 11/25/2019	265	264
7.430% due 11/01/2019 - 06/01/2024	591	587
Financing Corp.
0.000% due 09/26/2019	2,500	1,839
Freddie Mac
0.660% due 01/15/2033	290	291
0.760% due 04/15/2029 - 12/15/2032	357	360
0.810% due 06/15/2031	134	135
1.312% due 09/15/2021	44	44
1.542% due 10/25/2044	6,295	6,167
1.742% due 07/25/2044	1,687	1,655
2.387% due 01/01/2028	119	124
2.396% due 01/01/2028	21	22
2.494% due 02/01/2028	224	225
2.500% due 05/01/2022	5	6
2.506% due 10/01/2026	23	24
2.575% due 09/01/2027	35	35
2.590% due 06/01/2022	4	4
2.596% due 12/01/2024	48	50
4.000% due 09/15/2030	31	32
4.230% due 10/25/2023	72	70
4.500% due 02/10/2020 - 07/15/2035	20,677	20,614
5.000% due 07/15/2014 - 07/15/2033	7,227	7,804
5.500% due 12/15/2021 - 06/15/2035	5,137	5,354
5.625% due 11/23/2035	19,400	19,951
6.000% due 05/15/2028 - 05/15/2036	14,547	15,611
6.250% due 09/15/2023	2,179	2,232
6.500% due 08/01/2022 - 10/25/2043	1,786	1,985
7.000% due 07/15/2012 - 01/15/2024	505	560
Ginnie Mae
1.211% due 03/20/2031	769	775
2.625% due 09/20/2017 - 09/20/2026	312	319
3.000% due 08/20/2018	37	38
3.125% due 12/20/2017 - 11/20/2027	243	251
3.375% due 02/20/2017 - 05/20/2030	1,005	1,037
3.500% due 03/20/2021 - 05/20/2032	263	271
6.000% due 08/20/2033	3,122	3,458
6.500% due 08/20/2034 - 09/20/2034	53	60
7.000% due 03/16/2029	568	632
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	19,158	11,845
5.500% due 12/04/2023 - 09/18/2033	3,300	3,694
NCUA Guaranteed Notes
0.635% due 11/06/2017	2,946	2,946
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,626	3,702
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,093
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	56,100	24,763
Resolution Funding Corp. Interest Strip
0.000% due 10/15/2028 - 04/15/2029	12,439	5,363
Small Business Administration
5.240% due 08/01/2023	3,983	4,225

Tennessee Valley Authority
4.625% due 09/15/2060	5,000	4,699
4.875% due 01/15/2048	11,700	11,626
5.250% due 09/15/2039	6,100	6,473
5.375% due 04/01/2056	12,800	13,822
5.880% due 04/01/2036	2,100	2,422

Total U.S. Government Agencies (Cost $274,551)		287,757

U.S. TREASURY OBLIGATIONS 69.7%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	522	582
2.375% due 01/15/2027	1,464	1,631
2.500% due 01/15/2029	3,337	3,797
3.375% due 04/15/2032	6,038	7,822
3.625% due 04/15/2028	2,028	2,625
3.875% due 04/15/2029	1,064	1,431
U.S. Treasury Bonds
4.250% due 05/15/2039	22,027	21,704
4.375% due 11/15/2039	76,700	77,120
4.500% due 08/15/2039 (e)	50,700	52,071
5.250% due 11/15/2028	2	2
5.375% due 02/15/2031	71,500	83,476
5.500% due 08/15/2028	114,900	135,403
6.125% due 11/15/2027	21,700	27,264
6.250% due 08/15/2023	200	251
7.625% due 02/15/2025	8,600	12,197
8.000% due 11/15/2021	11,300	15,984
8.125% due 05/15/2021	9,600	13,629
U.S. Treasury Strips
0.000% due 08/15/2022 (e)(h)	66,950	42,512
0.000% due 11/15/2024	2,100	1,173
0.000% due 02/15/2027	18,200	8,900
0.000% due 11/15/2027	3,600	1,731
0.000% due 05/15/2028	43,300	19,839
0.000% due 08/15/2028	5,900	2,731
0.000% due 02/15/2032	22,500	8,548
0.000% due 05/15/2032	1,300	488
0.000% due 08/15/2032	22,500	8,342
0.000% due 11/15/2032	21,400	7,846
0.000% due 02/15/2033	20,400	7,389
0.000% due 05/15/2033	41,600	14,879
0.000% due 11/15/2034	2,300	763
0.000% due 05/15/2037	2,400	708
0.000% due 02/15/2038	7,400	2,169
0.000% due 05/15/2038	35,400	10,246
0.000% due 05/15/2039	21,100	5,769
0.000% due 08/15/2039	28,200	7,623
0.000% due 11/15/2039	18,500	4,938

Total U.S. Treasury Obligations (Cost $636,351)		613,583

MORTGAGE-BACKED SECURITIES 8.0%
American Home Mortgage Investment Trust
2.159% due 09/25/2035	1,425	1,413
Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	363	377
5.451% due 01/15/2049	372	389
5.706% due 02/10/2051	551	586
Banc of America Funding Corp.
2.799% due 02/20/2036	2,816	2,642
Bear Stearns Adjustable Rate Mortgage Trust
2.871% due 10/25/2035	2,200	2,108
2.926% due 01/25/2034	231	230
3.102% due 02/25/2033	35	33
3.200% due 02/25/2034	652	583
5.421% due 04/25/2033	205	202
Bear Stearns Alt-A Trust
2.955% due 09/25/2035	1,193	914
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,189
5.717% due 06/11/2040	963	1,032
5.746% due 09/11/2042	771	828
Bear Stearns Mortgage Securities, Inc.
2.581% due 06/25/2030	8	8
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	248
5.886% due 11/15/2044	406	434
Commercial Mortgage Pass-Through Certificates
5.815% due 12/10/2049	513	553
Countrywide Alternative Loan Trust
0.441% due 05/25/2047	1,342	782
0.471% due 05/25/2035	1,155	771
5.500% due 10/25/2033	7,443	6,840
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 04/25/2035	381	260
0.581% due 03/25/2035	1,969	1,237
0.601% due 06/25/2035	1,403	1,212
6.000% due 10/25/2034	6,069	6,129
Credit Suisse First Boston Mortgage Securities Corp.
2.528% due 07/25/2033	697	656
6.500% due 04/25/2033	7	7
First Horizon Asset Securities, Inc.
2.706% due 12/25/2033	611	603
First Republic Mortgage Loan Trust
0.741% due 06/25/2030	133	128
GMAC Mortgage Corp. Loan Trust
3.155% due 06/25/2034	745	651
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	342	355
5.381% due 03/10/2039	613	630
GS Mortgage Securities Corp. II
0.356% due 03/06/2020	908	886
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.481% due 05/19/2035	920	605
0.501% due 03/19/2036	1,067	661
2.986% due 07/19/2035	1,320	1,115
Impac CMB Trust
0.511% due 10/25/2035	5,113	3,082
4.857% due 09/25/2034	2,157	2,149
JPMorgan Chase Commercial Mortgage Securities Corp.
5.725% due 02/12/2049	804	858
5.742% due 02/12/2049	2,708	2,881
5.794% due 02/12/2051	574	612
5.882% due 02/15/2051	206	218
JPMorgan Mortgage Trust
3.112% due 07/25/2035	904	902
MASTR Asset Securitization Trust
5.500% due 09/25/2033	347	357
Merrill Lynch Floating Trust
0.802% due 07/09/2021	1,500	1,449
Morgan Stanley Capital I
0.321% due 10/15/2020	833	802
Nomura Asset Acceptance Corp.
2.730% due 10/25/2035	4,672	3,583
Residential Accredit Loans, Inc.
0.561% due 08/25/2035	870	586
0.661% due 01/25/2033	95	86
0.661% due 03/25/2033	315	283
6.000% due 06/25/2036	3,128	2,147
Sequoia Mortgage Trust
0.611% due 10/19/2026	64	55
0.611% due 07/20/2033	967	918
0.641% due 10/20/2027	32	29
Structured Adjustable Rate Mortgage Loan Trust
0.481% due 05/25/2037	2,937	1,791
Structured Asset Mortgage Investments, Inc.
0.361% due 09/25/2047	38	39
0.471% due 04/25/2036	2,653	1,568
0.481% due 05/25/2036	316	188
0.921% due 09/19/2032	38	34
1.101% due 10/19/2033	243	218
Structured Asset Securities Corp.
2.382% due 01/25/2032	3	2
Wachovia Bank Commercial Mortgage Trust
0.351% due 09/15/2021	663	646
5.090% due 07/15/2042	206	218
WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (a)	997	55
0.491% due 04/25/2045	715	603
0.521% due 11/25/2045	69	59
0.571% due 01/25/2045	1,326	1,143
0.801% due 12/25/2027	981	871
1.138% due 12/25/2046	1,217	879
1.328% due 02/25/2046	1,972	1,527
1.538% due 05/25/2041	100	97
1.728% due 06/25/2042	64	54
1.728% due 08/25/2042	44	40
3.154% due 08/25/2046	759	578
Wells Fargo Mortgage-Backed Securities Trust
3.426% due 03/25/2036	2,309	2,038

Total Mortgage-Backed Securities (Cost $81,108)		70,943

ASSET-BACKED SECURITIES 1.0%
Accredited Mortgage Loan Trust
0.311% due 02/25/2037	30	30
Amortizing Residential Collateral Trust
0.531% due 06/25/2032	15	13
0.841% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.921% due 10/25/2032	169	150
1.261% due 11/25/2042	1,056	938
Carrington Mortgage Loan Trust
0.581% due 10/25/2035	383	364
CIT Group Home Equity Loan Trust
0.531% due 06/25/2033	30	28
Conseco Financial Corp.
7.200% due 04/15/2026	3	3
Countrywide Asset-Backed Certificates
0.371% due 10/25/2046	12	12
0.421% due 02/25/2036	7	7
Credit-Based Asset Servicing & Securitization LLC
0.321% due 11/25/2036	59	52
First Franklin Mortgage Loan Asset-Backed Certificates
0.311% due 11/25/2036	98	98
Ford Credit Auto Owner Trust
1.680% due 06/15/2012	2,350	2,357
GSRPM Mortgage Loan Trust
0.381% due 03/25/2035	69	68
Home Equity Mortgage Trust
0.441% due 05/25/2036	2,793	2,578
HSI Asset Securitization Corp. Trust
0.311% due 12/25/2036	51	50
L.A. Arena Funding LLC
7.656% due 12/15/2026	69	72

Massachusetts Educational Financing Authority
1.238% due 04/25/2038	1,080	1,085
SACO I, Inc.
1.021% due 11/25/2035	861	656
Soundview Home Equity Loan Trust
0.321% due 11/25/2036	235	86
Structured Asset Securities Corp.
0.311% due 10/25/2036	72	71
Washington Mutual Asset-Backed Certificates
0.321% due 10/25/2036	413	281

Total Asset-Backed Securities (Cost $9,844)		9,020

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 01/03/2011	639	639

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $656. Repurchase proceeds are $639.)
U.S. TREASURY BILLS 0.1%
0.187% due 06/16/2011 - 06/23/2011 (b)(f)	1,208	1,207

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.6%
	2,270,881	22,745

Total Short-Term Instruments (Cost $24,591)		24,591

PURCHASED OPTIONS (j) 0.0%
(Cost $29)		78
Total Investments 123.1% (Cost $1,104,673)		$1,083,927
Written Options (k) (0.1%) (Premiums $569)		(643)
Other Assets and Liabilities (Net) (23.0%)		(202,842)

Net Assets 100.0%		$880,442

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $629 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $1,049 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $103,801 at a weighted average interest rate of 0.221%. On December 31, 2010, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,707 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2012	1,238	$(251)
U.S. Treasury 5-Year Note March Futures	Long	03/2011	10	(20)

				$(271)

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.824%	$5,000	$440	$0	$440
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	0.355%	2,200	0	0	0
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	0.545%	5,000	55	0	55
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	0.992%	3,000	119	0	119
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	1.848%	2,900	103	0	103
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.056%	3,000	114	0	114
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.692%	3,000	195	0	195
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.748%	4,400	335	0	335
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	1.195%	5,000	214	0	214

							$1,575	$0	$1,575

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	$23,800	$316	$(234)	$550
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	677	(151)	828
Pay	3-Month USD-LIBOR	2.750%	12/15/2020	DUB	4,100	(214)	(33)	(181)

						$779	$(418)	$1,197

(j)	Purchased options outstanding on December 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$12,000	$29	$78

(k)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	256	$120	$146
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	256	164	108

				$284	$254

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$12,000	$68	$143

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$8,000	$66	$78
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,800	151	168

						$217	$246

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$57,891	$0	$57,891
Industrials	0	8,957	0	8,957
Municipal Bonds & Notes
California	0	9,082	0	9,082
Connecticut	0	617	0	617
New York	0	671	0	671
Puerto Rico	0	169	0	169
Texas	0	568	0	568
U.S. Government Agencies	0	281,639	6,118	287,757
U.S. Treasury Obligations	0	613,583	0	613,583
Mortgage-Backed Securities	0	70,888	55	70,943
Asset-Backed Securities	0	9,020	0	9,020
Short-Term Instruments
Repurchase Agreements	0	639	0	639
U.S. Treasury Bills	0	1,207	0	1,207
PIMCO Short-Term Floating NAV Portfolio	22,745	0	0	22,745
Purchased Options
Interest Rate Contracts	0	78	0	78
	$22,745	$1,055,009	$6,173	$1,083,927

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,575	0	1,575
Interest Rate Contracts	0	1,378	0	1,378
	$0	$2,953	$0	$2,953

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	0	0
Interest Rate Contracts	(271)	(578)	(246)	(1,095)
	$(271)	$(578)	$(246)	$(1,095)

Totals	$22,474	$1,057,384	$5,927	$1,085,785

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,425	$0	$(1,059)	$0	$0	$(31)	$0	$(3,335)	$0	$0
U.S. Government Agencies	3,501	3,103	(479)	97	(12)	(92)	0	0	6,118	(106)
Mortgage-Backed Securities	0	0	0	0	0	55	0	0	55	55

	$7,926	$3,103	$(1,538)	$97	$(12)	$(68)	$0	$(3,335)	$6,173	$(51)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(66)	0	(151)	0	0	(29)	0	0	(246)	(29)

	$(66)	$0	$(151)	$0	$0	$(29)	$0	$0	$(246)	$(29)

Totals	$7,860	$3,103	$(1,689)	$97	$(12)	$(97)	$0	$(3,335)	$5,927	$(80)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Low Duration Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.1%
American General Finance Corp.
7.250% due 04/21/2015		$16,000	$16,245
CIT Group, Inc.
6.250% due 08/11/2015		71,766	73,306
Fidelity National Information Services, Inc.
5.250% due 07/18/2016		19,950	20,226
Ford Motor Co.
3.290% due 12/15/2013		18,500	18,451
Georgia-Pacific Corp.
2.302% due 12/21/2012		12,743	12,752
2.303% due 12/21/2012		366	367
Graham Packaging Co. LP
6.000% due 09/23/2016		17,000	17,220
HCA, Inc.
2.553% due 11/17/2013		38,000	37,677
Novelis, Inc.
5.000% due 12/14/2016		22,600	22,925
Reynolds Group Holdings Ltd.
6.500% due 05/05/2016		7,000	7,078
SunGard Data Systems, Inc.
2.010% due 02/28/2014		10	10
2.014% due 02/28/2014		55	54
Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		4,000	3,989
West Corp.
2.636% due 10/24/2013		5	4
2.658% due 10/24/2013		3	3
2.832% due 10/24/2013		5	5

Total Bank Loan Obligations (Cost $226,495)			230,312

CORPORATE BONDS & NOTES 34.9%
BANKING & FINANCE 23.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,700	1,802
7.700% due 08/07/2013		88,500	98,409
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		17,900	19,503
Ally Financial, Inc.
1.787% due 05/15/2011		1,465	1,430
1.827% due 04/15/2011		2,217	2,198
1.837% due 05/15/2011		969	961
1.887% due 05/16/2011		179	177
2.496% due 12/01/2014		3,161	2,944
5.375% due 06/06/2011		3,753	3,795
5.900% due 10/15/2019		18	15
6.000% due 12/15/2011		3,500	3,565
6.000% due 02/15/2019		591	507
6.000% due 03/15/2019		2,865	2,460
6.050% due 08/15/2019		21	18
6.050% due 10/15/2019		951	821
6.100% due 09/15/2019		490	425
6.150% due 03/15/2016		531	491
6.250% due 12/15/2018		933	816
6.300% due 03/15/2016		185	171
6.400% due 12/15/2018		208	184
6.500% due 09/15/2016		210	195
6.500% due 10/15/2016		40	37
6.500% due 06/15/2018		1,215	1,099
6.500% due 11/15/2018		1,010	900
6.500% due 12/15/2018		843	749
6.600% due 05/15/2018		821	753
6.600% due 06/15/2019		38	34
6.625% due 05/15/2012		14,318	14,870
6.650% due 04/15/2016		195	184
6.650% due 06/15/2018		97	89
6.650% due 10/15/2018		809	732
6.700% due 08/15/2016		100	94
6.700% due 06/15/2018		1,592	1,462
6.700% due 11/15/2018		562	508
6.750% due 12/01/2014		4,178	4,391
6.750% due 08/15/2016		2,172	2,043
6.750% due 09/15/2016		10	9
6.750% due 11/15/2016		25	24
6.750% due 03/15/2018		100	93
6.750% due 07/15/2018		500	463
6.750% due 09/15/2018		147	134
6.750% due 10/15/2018		50	45
6.750% due 11/15/2018		175	159
6.750% due 06/15/2019		75	68
6.800% due 09/15/2016		71	67
6.800% due 09/15/2018		824	755
6.800% due 10/15/2018		321	293
6.850% due 04/15/2016		389	369
6.875% due 09/15/2011		23,778	24,461
6.875% due 08/28/2012		76,064	79,730
6.875% due 08/15/2016		35	33
6.875% due 07/15/2018		835	774
6.900% due 07/15/2018		256	238
6.900% due 08/15/2018		156	144
7.000% due 02/01/2012		6,635	6,921
7.000% due 07/15/2016		10	10
7.000% due 02/15/2018		506	480
7.000% due 03/15/2018		288	272
7.000% due 05/15/2018		1,141	1,068
7.000% due 08/15/2018		160	149
7.000% due 09/15/2018		956	886
7.050% due 03/15/2018		345	327
7.050% due 04/15/2018		374	354
7.150% due 09/15/2018		319	299
7.250% due 03/02/2011		73,000	73,672
7.250% due 06/15/2016		178	171
7.250% due 01/15/2018		608	582
7.250% due 04/15/2018		100	96
7.250% due 08/15/2018		1,856	1,753
7.250% due 01/15/2025		3,495	3,111
7.300% due 01/15/2018		6,579	6,316
7.500% due 12/31/2013		18,430	19,950
7.500% due 06/15/2016		117	114
7.500% due 12/15/2017		590	573
8.300% due 02/12/2015		4,400	4,851
American Express Bank FSB
0.391% due 05/29/2012		75	75
0.412% due 06/12/2012		617	614
5.500% due 04/16/2013		31,600	34,077
5.550% due 10/17/2012		8,500	9,096
American Express Co.
6.150% due 08/28/2017		1,800	2,032
7.000% due 03/19/2018		500	583
American Express Credit Corp.
5.875% due 05/02/2013		7,100	7,726
7.300% due 08/20/2013		13,000	14,658
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		28,353	28,218
American General Finance Corp.
3.250% due 01/16/2013	EUR	6,000	7,019
4.000% due 03/15/2011		$1,400	1,396
4.125% due 11/29/2013	EUR	12,500	14,049
4.875% due 07/15/2012		$200	189
5.375% due 10/01/2012		80	76
5.625% due 08/17/2011 (i)		34,304	33,918
5.900% due 09/15/2012		335	318
6.900% due 12/15/2017		1,125	914
American International Group, Inc.
0.298% due 04/03/2012	JPY	1,050,000	12,689
0.399% due 10/18/2011		$7,400	7,343
0.404% due 03/20/2012		5,000	4,884
1.179% due 04/26/2011	EUR	8,100	10,756
4.250% due 05/15/2013		$40,870	42,389
4.950% due 03/20/2012		38,800	40,122
5.050% due 10/01/2015		25,400	26,184
5.375% due 10/18/2011		35,000	36,163
5.450% due 05/18/2017		32,100	32,593
5.600% due 10/18/2016		900	932
5.850% due 01/16/2018		38,700	40,020
8.000% due 05/22/2068	EUR	6,600	8,555
8.250% due 08/15/2018		$108,900	125,823
8.625% due 05/22/2068	GBP	4,200	6,483
ANZ National International Ltd.
3.125% due 08/10/2015		$16,900	16,827
6.200% due 07/19/2013		59,500	65,547
AvalonBay Communities, Inc.
6.125% due 11/01/2012		37	40
BA Covered Bond Issuer
5.500% due 06/14/2012		25,000	26,316
Banco do Brasil S.A.
4.500% due 01/22/2015		7,300	7,628
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		24,500	24,989
Banco Santander Chile
2.875% due 11/13/2012		65,700	66,074
3.750% due 09/22/2015		45,200	45,293
Bank of America Corp.
0.549% due 10/14/2016		37,400	33,212
0.845% due 06/11/2012	GBP	5,000	7,604
5.375% due 08/15/2011		$50	51
6.500% due 08/01/2016		5,000	5,432
7.375% due 05/15/2014		8,400	9,344
7.625% due 06/01/2019		4,300	4,959
Bank of Nova Scotia
1.450% due 07/26/2013		44,000	44,033
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		31,800	33,185
Barclays Bank PLC
0.478% due 03/23/2017		16,500	15,545
3.250% due 01/28/2015		13,000	12,988
6.050% due 12/04/2017		1,200	1,233
10.179% due 06/12/2021		560	699
BBVA Bancomer S.A.
7.250% due 04/22/2020		3,300	3,499
Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	37,991
6.400% due 10/02/2017		$4,000	4,566
6.950% due 08/10/2012		86,390	94,287
7.250% due 02/01/2018		500	593
BNP Paribas
0.463% due 04/27/2017		63,300	61,603
5.186% due 06/29/2049		6,900	6,331
BPCE S.A.
2.375% due 10/04/2013		10,500	10,476
Chukchansi Economic Development Authority
3.943% due 11/15/2012		6,000	3,908
CIT Group, Inc.
7.000% due 05/01/2013		2,511	2,567
7.000% due 05/01/2014		13,416	13,584
7.000% due 05/01/2015		1,516	1,524
7.000% due 05/01/2016		2,880	2,898
7.000% due 05/01/2017		3,539	3,556
Citibank N.A.
1.750% due 12/28/2012		5,500	5,614

Citigroup Funding, Inc.
1.875% due 10/22/2012		8,000	8,164
5.700% due 06/30/2011		750	768
Citigroup, Inc.
0.572% due 06/09/2016		3,100	2,770
2.125% due 04/30/2012		160	163
4.750% due 02/10/2019	EUR	100	122
5.100% due 09/29/2011		$1,500	1,547
5.250% due 02/27/2012		15,300	15,952
5.300% due 10/17/2012		3,500	3,708
5.500% due 04/11/2013		52,320	55,742
5.500% due 02/15/2017		1,450	1,503
5.625% due 08/27/2012		14,600	15,327
5.850% due 07/02/2013		4,100	4,428
6.000% due 02/21/2012		12,004	12,595
6.000% due 12/13/2013		580	634
6.010% due 01/15/2015		4,900	5,380
6.125% due 11/21/2017		300	329
6.375% due 08/12/2014		190	210
6.500% due 08/19/2013		200	220
8.125% due 07/15/2039		45,000	57,429
Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,575
Countrywide Financial Corp.
5.800% due 06/07/2012		2,540	2,673
Credit Suisse
0.976% due 05/29/2049		270	200
5.000% due 05/15/2013		9,745	10,494
DanFin Funding Ltd.
0.989% due 07/16/2013		145,300	145,237
Danske Bank A/S
2.500% due 05/10/2012		3,000	3,074
Dexia Credit Local
2.000% due 03/05/2013		26,050	26,211
Dexia Credit Local S.A.
0.703% due 03/05/2013		160,700	160,267
0.768% due 04/29/2014		62,500	62,317
0.953% due 09/23/2011		28,000	28,079
DnB NOR Bank ASA
0.526% due 09/01/2016		16,300	15,946
FCE Bank PLC
7.125% due 01/16/2012	EUR	48,700	67,030
7.125% due 01/15/2013		19,300	27,016
7.875% due 02/15/2011	GBP	11,100	17,436
First Horizon National Corp.
5.375% due 12/15/2015		$19,700	19,907
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		39,205	39,599
5.552% due 06/15/2011		2,000	2,032
5.625% due 09/15/2015		10,000	10,365
7.000% due 10/01/2013		9,900	10,620
7.250% due 10/25/2011		900	930
7.375% due 02/01/2011		31,934	32,030
7.500% due 08/01/2012		61,700	65,624
7.800% due 06/01/2012		4,026	4,282
8.000% due 12/15/2016		600	671
9.875% due 08/10/2011		11,500	11,973
12.000% due 05/15/2015		6,040	7,605
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,000	25,964
GATX Financial Corp.
5.800% due 03/01/2016		$1,200	1,298
Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		10,600	12,682
General Electric Capital Corp.
0.434% due 06/20/2014		10,000	9,493
0.486% due 05/11/2016		300	283
2.625% due 12/28/2012		7,000	7,264
Goldman Sachs Group, Inc.
0.753% due 03/22/2016		18,000	17,022
1.625% due 07/15/2011		100	101
5.300% due 02/14/2012		3,000	3,140
5.450% due 11/01/2012		600	642
5.950% due 01/18/2018		500	543
6.150% due 04/01/2018		45	50
6.750% due 10/01/2037		500	513
Green Valley Ltd.
4.572% due 01/10/2011	EUR	250	334
HCP, Inc.
5.650% due 12/15/2013		$725	779
5.950% due 09/15/2011		1,900	1,962
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	7,896
6.850% due 07/15/2012		3,332	3,486
HSBC Capital Funding LP
4.610% due 12/29/2049		3,900	3,693
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	1,023
HSBC Finance Corp.
7.000% due 05/15/2012		850	912
ING Bank NV
1.103% due 03/30/2012		5,000	4,985
3.900% due 03/19/2014		22,400	24,086
International Lease Finance Corp.
0.633% due 07/01/2011		1,000	984
1.425% due 08/15/2011	EUR	9,900	13,022
4.950% due 02/01/2011		$1,125	1,131
5.300% due 05/01/2012		215	218
5.400% due 02/15/2012		8,125	8,247
5.450% due 03/24/2011		2,600	2,620
5.625% due 09/20/2013		380	384
5.750% due 06/15/2011		2,600	2,626
6.500% due 09/01/2014		163,200	173,808
JPMorgan Chase & Co.
1.264% due 09/26/2013	EUR	700	914
6.000% due 01/15/2018		$800	895
JPMorgan Chase Capital XXI
1.236% due 01/15/2087		10,000	7,814
KeyBank N.A.
1.166% due 11/21/2011	EUR	1,600	2,105
Kreditanstalt fuer Wiederaufbau
1.875% due 01/14/2013		$460	469
LBG Capital No.1 PLC
8.000% due 12/29/2049		1,400	1,232
8.500% due 12/29/2049		700	619
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	2,900	3,956
Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	2,040
5.625% due 01/24/2013 (a)		$5,300	1,325
Lloyds TSB Bank PLC
2.300% due 04/01/2011		19,100	19,189
2.800% due 04/02/2012		122,000	125,019
Macquarie Bank Ltd.
1.377% due 12/06/2016	EUR	8,200	10,345
2.600% due 01/20/2012		$21,200	21,611
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		12,000	12,929
9.250% due 04/15/2019		4,250	5,370
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012		20,000	19,821
0.920% due 02/21/2012	GBP	12,000	18,311
1.062% due 09/15/2026		$47,300	33,764
5.450% due 07/15/2014		29,500	31,039
6.050% due 08/15/2012		13,930	14,756
6.400% due 08/28/2017		5,000	5,294
6.875% due 04/25/2018		74,900	82,086
6.875% due 11/15/2018		600	647
8.950% due 05/18/2017		180	201
Metropolitan Life Global Funding I
2.875% due 09/17/2012		200	205
5.125% due 04/10/2013		21,000	22,623
Morgan Stanley
0.589% due 01/09/2014		150	145
0.769% due 10/15/2015		8,000	7,509
1.300% due 07/20/2012	EUR	10,000	13,172
1.357% due 03/01/2013		32,400	41,444
2.786% due 05/14/2013		$12,700	13,170
4.750% due 04/01/2014		50	51
6.000% due 05/13/2014		100	108
7.300% due 05/13/2019		1,200	1,353
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		15,400	15,536
Mystic Re Ltd.
10.294% due 06/07/2011		6,400	6,509
National Australia Bank Ltd.
0.533% due 06/29/2016		1,200	1,186
5.350% due 06/12/2013		17,200	18,640
National City Bank
0.673% due 06/07/2017		250	226
National City Bank of Kentucky
6.300% due 02/15/2011		250	251
National City Preferred Capital Trust I
12.000% due 12/29/2049		21,100	23,786
Nationwide Building Society
4.650% due 02/25/2015		2,600	2,624
OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		15,000	15,660
PACCAR Financial Corp.
3.789% due 01/12/2011		4,600	4,603
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	10,160
5.150% due 04/15/2013		$98,678	105,552
PNC Preferred Funding Trust I
6.517% due 03/29/2049		16,200	12,873
PNC Preferred Funding Trust III
8.700% due 03/29/2049		8,000	8,520
Preferred Term Securities XIII Ltd.
0.852% due 03/24/2034		1,808	1,103
Pricoa Global Funding I
0.388% due 01/30/2012		18,300	18,200
0.503% due 09/27/2013		14,770	14,557
Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,200	3,465
Qatari Diar Finance QSC
3.500% due 07/21/2015		64,900	64,869
Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		9,268	9,591
Regions Financial Corp.
0.473% due 06/26/2012		14,600	13,820
7.750% due 11/10/2014		10,100	10,513
Royal Bank of Scotland Group PLC
0.489% due 04/11/2016		7,150	5,908
0.686% due 04/08/2011		92,300	92,345
1.043% due 09/29/2015		35,000	29,616
2.625% due 05/11/2012		100,175	102,579

3.000% due 12/09/2011		22,400	22,872
4.625% due 09/22/2021	EUR	2,000	2,194
6.375% due 02/01/2011		$4,870	4,886
7.640% due 03/29/2049		66,675	44,672
Santander U.S. Debt S.A. Unipersonal
1.103% due 03/30/2012		78,100	77,221
Scotland International Finance No. 2 BV
6.500% due 02/15/2011		9,450	9,426
SLM Corp.
0.518% due 10/25/2011		5,000	4,931
1.356% due 06/17/2013	EUR	5,400	6,470
1.379% due 04/26/2011		5,000	6,666
2.944% due 06/15/2015		$208	177
5.000% due 04/15/2015		15,735	15,173
5.050% due 11/14/2014		10,000	9,565
5.125% due 08/27/2012		27,045	27,617
5.375% due 01/15/2013		15,425	15,741
5.375% due 05/15/2014		100	101
5.450% due 04/25/2011		9,500	9,584
8.000% due 03/25/2020		4,100	4,164
8.450% due 06/15/2018		6,800	7,077
Societe Generale
5.922% due 04/29/2049		2,800	2,476
Sumitomo Mitsui Banking Corp.
0.906% due 12/29/2049	JPY	1,300,000	15,942
SunTrust Bank
1.134% due 12/20/2011	EUR	19,500	25,321
6.375% due 04/01/2011		$40,400	40,912
Svenska Handelsbanken AB
1.302% due 09/14/2012		34,000	34,131
4.875% due 06/10/2014		175	186
Swedbank AB
3.625% due 12/02/2011	EUR	400	545
Teco Finance, Inc.
6.750% due 05/01/2015		$6,000	6,787
UBS AG
0.439% due 04/18/2016		5,000	4,916
1.384% due 02/23/2012		34,600	34,904
5.875% due 12/20/2017		3,400	3,745
Vita Capital III Ltd.
1.390% due 01/01/2011		1,000	1,000
Wachovia Bank N.A.
0.632% due 03/15/2016		1,750	1,642
Wachovia Corp.
0.572% due 06/15/2017		1,100	1,011
0.659% due 10/15/2016		4,800	4,495
5.500% due 05/01/2013		33,425	36,393
Waha Aerospace BV
3.925% due 07/28/2020		80,500	81,323
WCI Finance LLC
5.400% due 10/01/2012		3,500	3,712
WEA Finance LLC
7.500% due 06/02/2014		40	46
Wells Fargo & Co.
7.980% due 03/29/2049		263,800	279,628
Wells Fargo Capital XV
9.750% due 09/29/2049		2,900	3,241
Westpac Banking Corp.
0.769% due 07/16/2014		3,000	3,017
2.250% due 11/19/2012		107,300	109,836
3.250% due 12/16/2011		65,800	67,454

			5,063,334

INDUSTRIALS 7.7%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		163,818	167,094
Altria Group, Inc.
8.500% due 11/10/2013		22,055	26,122
9.250% due 08/06/2019		5,000	6,535
9.700% due 11/10/2018		900	1,189
American Airlines, Inc.
10.500% due 10/15/2012		2,700	2,973
Arch Western Finance LLC
6.750% due 07/01/2013		10,000	10,150
AstraZeneca PLC
5.400% due 09/15/2012		25	27
Atlantic Richfield Co.
9.125% due 03/01/2011		8,700	8,818
AutoZone, Inc.
5.750% due 01/15/2015		12,900	14,207
7.125% due 08/01/2018		5,400	6,292
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,771
Black & Decker Corp.
8.950% due 04/15/2014		$3,600	4,284
Boston Scientific Corp.
4.250% due 01/12/2011		25	25
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		3,693	4,005
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		2,000	2,144
Cardinal Health, Inc.
6.000% due 06/15/2017		24,400	27,034
CC Holdings GS V LLC
7.750% due 05/01/2017		650	713
Charter Communications Operating LLC
8.000% due 04/30/2012		8,300	8,756
Chesapeake Energy Corp.
7.625% due 07/15/2013		7,550	8,220
9.500% due 02/15/2015		18,000	20,385
Cisco Systems, Inc.
5.250% due 02/22/2011		25	25
Colorado Interstate Gas Co.
5.950% due 03/15/2015		4,260	4,662
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		7,752	8,825
Comcast Cable Communications LLC
6.750% due 01/30/2011		3,000	3,012
Comcast Corp.
5.850% due 11/15/2015		2,100	2,363
Comcast Holdings Corp.
10.625% due 07/15/2012		2,420	2,743
Computer Sciences Corp.
5.500% due 03/15/2013		3,000	3,210
Continental Airlines, Inc.
6.750% due 09/15/2015		3,250	3,364
Cox Communications, Inc.
4.625% due 06/01/2013		5,000	5,354
5.450% due 12/15/2014		2,600	2,865
6.750% due 03/15/2011		5,595	5,663
7.125% due 10/01/2012		19,537	21,436
CSX Corp.
7.900% due 05/01/2017		17,000	20,720
CVS Caremark Corp.
5.750% due 08/15/2011		4,071	4,198
Daimler Finance North America LLC
5.750% due 09/08/2011		43,000	44,438
5.875% due 03/15/2011		1,250	1,263
6.500% due 11/15/2013		23,900	27,074
7.300% due 01/15/2012		29,653	31,514
7.750% due 01/18/2011		7,510	7,527
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013		370	382
Delta Air Lines, Inc.
9.500% due 09/15/2014		2,300	2,516
Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		1,000	1,150
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		4,000	4,335
Devon Financing Corp. ULC
6.875% due 09/30/2011		14,125	14,759
DISH DBS Corp.
6.375% due 10/01/2011		500	516
6.625% due 10/01/2014		1,600	1,664
7.000% due 10/01/2013		3,000	3,218
7.125% due 02/01/2016		6,775	7,029
7.750% due 05/31/2015		1,600	1,708
Dow Chemical Co.
4.850% due 08/15/2012		49,030	51,707
6.000% due 10/01/2012		12,855	13,855
6.125% due 02/01/2011		1,100	1,104
Energy Transfer Partners LP
6.000% due 07/01/2013		1,090	1,187
Enterprise Products Operating LLC
4.600% due 08/01/2012		12,600	13,229
5.650% due 04/01/2013		1,000	1,077
EOG Resources, Inc.
1.034% due 02/03/2014		93,900	94,068
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,100	25,934
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		7,600	8,016
8.375% due 04/01/2017		3,340	3,699
Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	3,189
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		$10,787	11,030
Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011	EUR	4,570	6,260
Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	778
Gazprom Via Gaz Capital S.A.
7.510% due 07/31/2013		$44,200	48,797
General Mills, Inc.
6.000% due 02/15/2012		800	844
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,000	2,210
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,210
HCA, Inc.
7.250% due 09/15/2020		5,000	5,250
9.250% due 11/15/2016		200	214
9.625% due 11/15/2016 (c)		37,830	40,620
9.875% due 02/15/2017		12,875	14,227
HJ Heinz Co.
15.590% due 12/01/2020		700	790
HJ Heinz Finance Co.
6.625% due 07/15/2011		4,000	4,125
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		29,500	32,250
Intuit, Inc.
5.750% due 03/15/2017		17,000	18,558

JC Penney Corp., Inc.
7.950% due 04/01/2017		1,075	1,177
Kinder Morgan Energy Partners LP
6.750% due 03/15/2011		11,205	11,330
7.125% due 03/15/2012		5,522	5,893
Kraft Foods, Inc.
2.625% due 05/08/2013		17,300	17,802
5.250% due 10/01/2013		3,575	3,911
5.625% due 11/01/2011		4,875	5,066
6.000% due 02/11/2013		18,492	20,260
6.250% due 06/01/2012		11,925	12,761
Lennar Corp.
5.500% due 09/01/2014		8,800	8,712
Loews Corp.
5.250% due 03/15/2016		7,000	7,599
MGM Resorts International
10.375% due 05/15/2014		6,200	6,990
Motorola Solutions, Inc.
8.000% due 11/01/2011		50	53
Noble Group Ltd.
6.750% due 01/29/2020		10,000	11,113
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,893	3,981
Occidental Petroleum Corp.
6.750% due 01/15/2012		15	16
Olin Corp.
6.750% due 06/15/2016		15,000	16,312
PACCAR, Inc.
6.375% due 02/15/2012		42,800	45,372
6.875% due 02/15/2014		19,900	22,843
Peabody Energy Corp.
6.500% due 09/15/2020		16,300	17,482
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,697
Pearson PLC
7.000% due 06/15/2011		10,000	10,272
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	500	863
Petroleos Mexicanos
5.500% due 01/09/2017	EUR	500	698
Reynolds American, Inc.
7.250% due 06/01/2012		$5,500	5,883
Rockies Express Pipeline LLC
6.250% due 07/15/2013		3,500	3,782
Rogers Communications, Inc.
7.250% due 12/15/2012		3,000	3,344
Ryder System, Inc.
5.950% due 05/02/2011		10,380	10,544
Shell International Finance BV
3.100% due 06/28/2015		80,800	83,064
Sonat, Inc.
7.625% due 07/15/2011		10,900	11,220
Southwest Airlines Co.
6.500% due 03/01/2012		1,400	1,466
Steel Dynamics, Inc.
7.375% due 11/01/2012		3,700	3,922
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012		100,000	100,956
Time Warner Cable, Inc.
5.400% due 07/02/2012		3,513	3,731
6.200% due 07/01/2013		13,550	15,058
Time Warner, Inc.
3.150% due 07/15/2015		32,400	32,954
6.875% due 05/01/2012		4,000	4,305
Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011		5,000	5,187
8.875% due 07/15/2012		2,855	3,156
Tyco Electronics Group S.A.
6.000% due 10/01/2012		10,972	11,802
UAL Pass-Through Trust
10.400% due 05/01/2018		1,605	1,854
Union Pacific Corp.
5.450% due 01/31/2013		2,000	2,161
5.700% due 08/15/2018		5,200	5,846
UnitedHealth Group, Inc.
4.875% due 03/15/2015		120	128
Urbi Desarrollos Urbanos, S.A.B. de C.V.
9.500% due 01/21/2020		1,000	1,148
UST LLC
6.625% due 07/15/2012		2,000	2,146
Veolia Environnement S.A.
5.250% due 06/03/2013		32,931	35,595
Vivendi S.A.
5.750% due 04/04/2013		4,700	5,072
6.625% due 04/04/2018		15,000	16,727
Wal-Mart Stores, Inc.
4.250% due 04/15/2013		25,100	26,981
Weyerhaeuser Co.
6.750% due 03/15/2012		12,410	13,114
WM Wrigley Jr. Co.
2.450% due 06/28/2012		5,005	5,042
Wynn Las Vegas LLC
7.875% due 11/01/2017		1,400	1,515
Yum! Brands, Inc.
8.875% due 04/15/2011		3,240	3,312

			1,617,723

UTILITIES 3.3%
AES Andres Dominicana
9.500% due 11/12/2020		2,100	2,194
AES Corp.
8.875% due 02/15/2011		300	302
Appalachian Power Co.
5.650% due 08/15/2012		1,400	1,493
AT&T Corp.
7.300% due 11/15/2011		47,000	49,661
AT&T, Inc.
4.850% due 02/15/2014		11,534	12,482
5.875% due 02/01/2012		10,000	10,530
BellSouth Corp.
6.000% due 10/15/2011		45	47
BP Capital Markets PLC
0.442% due 04/11/2011		2,200	2,201
1.302% due 03/17/2011		500	501
1.550% due 08/11/2011 (i)		12,400	12,458
2.375% due 12/14/2011		1,200	1,211
2.750% due 02/27/2012		10,907	11,042
Carolina Power & Light Co.
6.500% due 07/15/2012		3,060	3,312
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		2,700	3,064
CenturyLink, Inc.
6.000% due 04/01/2017		10,200	10,477
CMS Energy Corp.
1.239% due 01/15/2013		3,100	3,057
Dominion Resources, Inc.
5.000% due 03/15/2013		12,610	13,553
6.250% due 06/30/2012		5,450	5,859
Duke Energy Carolinas LLC
6.250% due 01/15/2012		1,000	1,056
Duke Energy Corp.
3.950% due 09/15/2014		2,100	2,203
El Paso Performance-Linked Trust
7.750% due 07/15/2011		23,915	24,601
Embarq Corp.
7.082% due 06/01/2016		8,300	9,189
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		5,750	5,994
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		13,300	13,300
Kinder Morgan, Inc.
5.150% due 03/01/2015		775	785
6.500% due 09/01/2012		9,750	10,311
Majapahit Holding BV
8.000% due 08/07/2019		5,000	5,869
Nevada Power Co.
8.250% due 06/01/2011		4,140	4,265
NGPL PipeCo LLC
6.514% due 12/15/2012		36,000	38,873
NRG Energy, Inc.
7.250% due 02/01/2014		400	409
7.375% due 02/01/2016		141,738	145,636
8.250% due 09/01/2020		6,700	6,901
Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013		2,000	2,216
Pacific Gas & Electric Co.
4.200% due 03/01/2011		5,000	5,029
Progress Energy, Inc.
7.100% due 03/01/2011		2,800	2,829
PSEG Power LLC
5.000% due 04/01/2014		2,000	2,148
5.320% due 09/15/2016		989	1,084
7.750% due 04/15/2011		6,376	6,500
Public Service Electric & Gas Co.
5.375% due 09/01/2013		5,000	5,500
Qtel International Finance Ltd.
3.375% due 10/14/2016		31,400	29,988
5.000% due 10/19/2025		29,600	26,930
Qwest Corp.
3.552% due 06/15/2013		34,200	35,910
7.875% due 09/01/2011		1,575	1,626
8.875% due 03/15/2012		26,065	28,248
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		11,286	12,175
Southern Power Co.
6.250% due 07/15/2012		1,201	1,292
TDC A/S
6.500% due 04/19/2012	EUR	1,500	2,115
Telecom Italia Capital S.A.
0.899% due 07/18/2011		$24,000	23,944
Telefonica Emisiones SAU
0.616% due 02/04/2013		2,095	2,059
Telesat LLC
12.500% due 11/01/2017		4,200	4,967
Verizon Wireless Capital LLC
2.884% due 05/20/2011		1,000	1,010
3.750% due 05/20/2011		7,277	7,367
5.250% due 02/01/2012		88,480	92,633

			708,406

Total Corporate Bonds & Notes (Cost $7,143,376)			7,389,463

CONVERTIBLE BONDS & NOTES 1.3%
BANKING & FINANCE 0.5%
Boston Properties LP
2.875% due 02/15/2037	23,500	23,970
National City Corp.
4.000% due 02/01/2011	88,247	88,798

		112,768

INDUSTRIALS 0.8%
Amgen, Inc.
0.125% due 02/01/2011	82,358	82,667
Bristol-Myers Squibb Co.
0.000% due 09/15/2023	18,950	17,813
Goodrich Petroleum Corp.
3.250% due 12/01/2026	650	648
Medtronic, Inc.
1.500% due 04/15/2011	55,500	55,778
Transocean, Inc.
1.500% due 12/15/2037	6,600	6,476

		163,382

Total Convertible Bonds & Notes (Cost $273,101)		276,150

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.2%
Irvine, California Ranch Water District Joint Powers Agency Revenue Bonds, Series 1998
7.705% due 03/15/2014	41,150	43,021

ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	67,100	67,332

LOUISIANA 0.2%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	35,300	35,658

NEW JERSEY 0.1%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.302% due 06/15/2013	12,600	12,629

Total Municipal Bonds & Notes (Cost $158,131)		158,640

U.S. GOVERNMENT AGENCIES 53.0%
Fannie Mae
0.321% due 12/25/2036	4,738	4,676
0.381% due 06/25/2034	739	719
0.461% due 10/27/2037	107,300	107,140
0.500% due 10/30/2012	33,200	33,067
0.611% due 07/25/2037 - 03/25/2044	80,462	80,774
0.621% due 03/25/2037	1,863	1,868
0.641% due 07/25/2037	31,216	31,386
0.661% due 05/25/2031 - 09/25/2035	3,000	3,005
0.731% due 07/25/2037	211	208
0.750% due 12/18/2013 (j)	21,100	20,880
0.850% due 08/17/2012	34,900	34,918
0.861% due 05/25/2030	352	353
0.881% due 04/25/2022	10	10
0.911% due 05/25/2030	557	557
0.961% due 10/25/2037	31,011	31,299
1.000% due 09/23/2013	4,800	4,796
1.001% due 03/25/2040	136,598	138,181
1.125% due 09/30/2013 (j)	800,100	802,371
1.530% due 07/01/2042 - 07/01/2044	7,778	7,784
1.580% due 09/01/2041	16,039	16,162
1.625% due 01/01/2021	25	26
1.730% due 10/01/2030 - 11/01/2039	1,411	1,439
1.750% due 02/22/2013	800	817
1.788% due 03/01/2035	1,036	1,044
1.795% due 11/01/2018	3	3
1.840% due 11/01/2017	27	27
2.051% due 07/01/2017	31	32
2.178% due 01/01/2035	7,017	7,234
2.185% due 11/01/2034	1,330	1,373
2.347% due 05/01/2035	1,794	1,853
2.397% due 12/01/2033	346	360
2.418% due 11/01/2027	46	48
2.461% due 10/01/2034	2,972	3,093
2.465% due 04/01/2034	993	1,036
2.500% due 05/15/2014	1,000	1,038
2.526% due 08/01/2029	590	615
2.530% due 03/01/2035	1,719	1,791
2.543% due 06/01/2022	5	5
2.546% due 04/01/2024	124	129
2.614% due 02/01/2028	195	205
2.632% due 10/01/2024	161	169
2.672% due 01/01/2024	133	139
2.729% due 08/01/2035	8,434	8,842
2.750% due 02/05/2014 - 03/13/2014	1,600	1,673
2.754% due 09/01/2032 - 09/01/2035	1,557	1,619
2.775% due 07/01/2035	5,586	5,849
2.790% due 05/01/2035	3,969	4,152
2.797% due 09/01/2035	5,773	6,046
2.800% due 08/01/2035	2,053	2,144
2.813% due 07/01/2035	4,586	4,807
2.854% due 10/01/2035	4,153	4,362
2.875% due 12/11/2013	150	158
2.910% due 08/01/2017	4	4
2.913% due 07/01/2018	6	6
2.940% due 06/01/2017	8	9
2.945% due 06/01/2035	1,147	1,206
2.998% due 11/01/2017	24	24
3.000% due 09/16/2014	400	422
3.125% due 07/01/2017	22	22
3.236% due 12/01/2017	18	19
3.500% due 11/01/2040 - 01/01/2041	143,000	136,740
3.784% due 07/25/2017	302	302
4.000% due 05/01/2011 - 02/01/2041	70,400	70,153
4.125% due 04/15/2014	24,500	26,741
4.250% due 05/25/2033	5,069	5,343
4.375% due 03/15/2013	72,300	77,946
4.441% due 02/01/2028	8	8
4.500% due 06/01/2011 - 01/01/2041	5,049,394	5,184,939
4.539% due 01/01/2028	50	52
4.625% due 10/15/2013	165,414	181,686
4.756% due 03/01/2035	10,878	11,324
4.975% due 04/01/2018	496	524
4.979% due 06/01/2035	2,133	2,246
5.000% due 12/25/2016 - 01/01/2041	1,425,371	1,498,598
5.226% due 11/01/2035	170	181
5.500% due 07/01/2014 - 01/01/2041	509,861	548,312
6.000% due 05/15/2011 - 06/01/2039	271,899	296,745
6.465% due 12/25/2042	3,083	3,567
6.500% due 07/25/2023 - 01/01/2041	383,489	427,009
7.000% due 05/01/2012 - 04/01/2034	222	245
7.500% due 02/01/2013	1	1
8.000% due 11/25/2023 - 11/01/2031	2,062	2,387
8.500% due 04/01/2025	109	127
8.800% due 01/25/2019	68	83
9.000% due 03/25/2021 - 04/25/2021	191	222
9.250% due 10/25/2018	3	4
9.500% due 03/25/2020 - 11/01/2025	543	639
10.000% due 08/01/2015 - 05/01/2022	4	4
10.500% due 07/01/2014 - 07/01/2021	2	2
11.000% due 11/01/2020	2	2
11.250% due 10/01/2015	4	4
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	6	6
Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	2,499	2,484
Freddie Mac
0.410% due 07/15/2019 - 08/15/2019	38,430	38,383
0.515% due 11/26/2012	700	698
0.521% due 08/25/2031	2,897	2,818
0.541% due 09/25/2031	5,108	4,843
0.560% due 05/15/2036	12,262	12,272
0.590% due 02/15/2037	1,148	1,151
0.610% due 12/15/2030	4,032	4,035
0.660% due 06/15/2018	2,316	2,325
0.710% due 11/15/2030	23	23
0.875% due 10/28/2013	800	796
0.960% due 08/15/2037	1,931	1,949
0.980% due 09/15/2037	1,036	1,046
1.262% due 10/15/2020	35	35
1.312% due 03/15/2021	21	21
1.742% due 07/25/2044	911	894
1.875% due 01/01/2017 - 03/01/2017	20	21
2.375% due 11/01/2022	235	243
2.386% due 10/01/2027	25	25
2.490% due 11/01/2023	9	10
2.500% due 01/07/2014 - 04/23/2014	2,100	2,181
2.521% due 10/01/2023	86	86
2.536% due 06/01/2024	42	44
2.582% due 12/01/2022	34	35
2.624% due 06/01/2035	42,110	43,934
2.625% due 02/01/2023	1	1
2.632% due 08/01/2035	37,119	38,691
2.658% due 09/01/2023	8	8
2.667% due 08/01/2035	11,982	12,501
2.800% due 07/01/2035	11,478	12,003
2.804% due 01/01/2024	64	64
3.000% due 07/28/2014	700	738
3.500% due 05/29/2013 - 01/01/2041	17,400	16,648
3.590% due 08/15/2032	512	516

3.598% due 02/01/2020		193	194
4.000% due 01/15/2024 (b)		2,153	224
4.478% due 03/01/2035		2,596	2,719
4.500% due 01/15/2013 - 01/01/2041		659,761	676,737
4.500% due 01/15/2014 (j)		30,000	33,002
4.565% due 04/01/2035		7,455	7,802
4.628% due 04/01/2035		4,021	4,215
4.706% due 03/01/2035		5,033	5,269
4.875% due 11/15/2013		800	888
4.983% due 03/01/2035		819	863
5.000% due 04/01/2013 - 05/15/2033		2,518	2,643
5.020% due 04/01/2035		1,166	1,230
5.063% due 04/01/2035		2,149	2,271
5.500% due 11/01/2013 - 02/01/2040		45,245	48,430
5.779% due 02/01/2037		141	149
5.872% due 05/01/2037		360	386
6.000% due 03/01/2011 - 10/01/2035		6,094	6,636
6.500% due 02/15/2014 - 07/25/2043		40,352	46,000
6.890% due 08/15/2036 (b)		44,742	7,317
7.000% due 01/01/2030 - 04/01/2032		45	51
7.500% due 07/15/2030		371	431
8.000% due 01/01/2012 - 12/01/2024		208	242
8.500% due 06/01/2022 - 11/01/2025		563	669
9.000% due 12/15/2020 - 08/01/2022		197	229
9.500% due 08/01/2016 - 09/01/2021		63	71
10.000% due 11/01/2016 - 05/15/2020		26	30
Ginnie Mae
0.811% due 12/16/2025		93	95
2.625% due 08/20/2022 - 07/20/2034		3,086	3,161
3.000% due 01/20/2032 - 02/20/2032		2,960	3,044
3.125% due 10/20/2023 - 12/20/2027		2,373	2,443
3.375% due 04/20/2016 - 05/20/2030		4,708	4,858
3.500% due 01/20/2031 - 03/20/2031		128	132
4.000% due 03/20/2019		18	20
5.000% due 06/20/2032		29	30
5.500% due 10/17/2022		50	55
5.500% due 06/20/2031 (b)		30	0
6.000% due 01/15/2029 - 01/01/2041		56,819	62,548
6.500% due 09/15/2032 - 04/15/2039		46,995	53,050
6.500% due 04/15/2036 (j)		104,977	117,237
7.000% due 03/15/2011 - 10/15/2011		2	2
7.500% due 03/15/2022 - 09/15/2031		105	120
8.000% due 05/15/2016 - 06/20/2031		1,306	1,472
8.500% due 12/15/2021 - 05/15/2030		7	8
9.000% due 03/15/2017 - 11/15/2030		221	265
9.500% due 10/15/2016 - 06/15/2025		19	21
9.750% due 08/15/2017		16	18
10.000% due 10/15/2013 - 11/15/2020		3	3
10.500% due 11/15/2019 - 02/15/2021		1	1
11.500% due 08/15/2018		1	2
13.000% due 10/15/2013		2	2
13.500% due 11/15/2012		2	2
16.000% due 02/15/2012		0	1
Small Business Administration
4.310% due 04/01/2029		27,630	28,756
Vendee Mortgage Trust
6.500% due 05/15/2029		30,805	31,891

Total U.S. Government Agencies (Cost $11,218,766)			11,219,594

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
0.375% due 09/30/2012 (g)(j)		4,909	4,898
0.500% due 11/30/2012 (g)(j)		15,852	15,834
0.500% due 10/15/2013		49,800	49,251
1.375% due 11/30/2015 (g)(j)		16,985	16,509
2.125% due 11/30/2014		200	205
2.500% due 04/30/2015		170	176

Total U.S. Treasury Obligations (Cost $87,600)			86,873

MORTGAGE-BACKED SECURITIES 9.1%
Adjustable Rate Mortgage Trust
2.836% due 03/25/2035		10,642	9,686
American Home Mortgage Assets
0.471% due 10/25/2046		26,144	14,360
American Home Mortgage Investment Trust
1.957% due 09/25/2045		351	307
2.261% due 02/25/2045		34,129	30,998
2.264% due 10/25/2034		27,354	24,260
Arkle Master Issuer PLC
0.849% due 02/17/2052	GBP	5,000	7,783
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		$176	178
Banc of America Funding Corp.
2.799% due 02/20/2036		5,582	5,236
2.861% due 05/25/2035		158,485	154,531
Banc of America Large Loan, Inc.
0.470% due 03/15/2022		5,319	5,212
Banc of America Mortgage Securities, Inc.
2.959% due 05/25/2033		210	206
3.180% due 02/25/2035		1,002	887
3.184% due 09/25/2035		15,604	12,660
6.500% due 10/25/2031		2,776	2,808
Bear Stearns Adjustable Rate Mortgage Trust
2.430% due 08/25/2035		706	670
2.560% due 10/25/2035		37,160	33,428
2.730% due 03/25/2035		8,444	8,061
2.805% due 08/25/2033		4,864	4,835
2.850% due 04/25/2033		3,867	3,762
2.871% due 10/25/2035		91,627	87,788
2.923% due 10/25/2036		3,844	2,377
2.926% due 01/25/2034		6,784	6,739
2.941% due 08/25/2035		9,487	6,920
2.980% due 08/25/2033		914	828
3.102% due 02/25/2033		652	611
3.516% due 11/25/2030		57	58
4.944% due 01/25/2035		3,456	3,247
4.995% due 01/25/2035		21	20
5.325% due 08/25/2035		65,940	58,376
5.489% due 04/25/2033		9,891	9,599
5.668% due 02/25/2033		646	646
Bear Stearns Alt-A Trust
2.703% due 09/25/2034		1,430	1,122
2.734% due 03/25/2035		21,271	15,444
2.875% due 05/25/2035		22,796	17,850
2.955% due 09/25/2035		6,243	4,786
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,500	1,543
5.471% due 01/12/2045		4,200	4,489
7.000% due 05/20/2030		1,223	1,274
Bear Stearns Mortgage Funding Trust
0.331% due 02/25/2037		338	338
Bear Stearns Structured Products, Inc.
2.360% due 01/26/2036		12,466	8,184
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		7	7
Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		200	214
6.034% due 12/10/2049		5,969	6,024
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		23,854	22,504
3.059% due 03/25/2034		3,102	3,082
4.877% due 03/25/2036		23,236	18,281
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		28,065	28,872
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		13,100	13,683
5.764% due 06/10/2046		57,000	62,397
Community Program Loan Trust
4.500% due 10/01/2018		1,293	1,301
Countrywide Alternative Loan Trust
0.441% due 05/25/2047		10,739	6,254
0.541% due 02/25/2037		12,161	7,196
0.661% due 06/25/2036		1,834	1,113
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 04/25/2035		3,600	2,360
2.920% due 02/20/2035		19,184	16,723
3.121% due 11/25/2034		11,195	9,097
5.250% due 02/20/2036		22,051	14,750
5.500% due 04/25/2035		17,241	17,017
Credit Suisse First Boston Mortgage Securities Corp.
0.882% due 03/25/2032		1,461	1,257
2.807% due 10/25/2033		290	256
4.183% due 11/15/2037		196	196
4.857% due 06/25/2032		61	53
Credit Suisse Mortgage Capital Certificates
5.659% due 03/15/2039		1,400	1,473
CW Capital Cobalt Ltd.
5.334% due 04/15/2047		34,608	35,744
DLJ Acceptance Trust
11.000% due 08/01/2019		42	42
Drexel Burnham Lambert CMO Trust
1.011% due 05/01/2016		1	1
EMF-NL
1.737% due 04/17/2041	EUR	5,120	6,661
1.837% due 04/17/2041		3,000	2,580
1.987% due 07/17/2041		7,300	6,236
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020		$77,200	77,161

First Horizon Alternative Mortgage Securities
2.378% due 06/25/2034		13,909	12,615
2.545% due 09/25/2034		805	748
2.570% due 09/25/2035		1,628	1,208
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035		2,388	2,288
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		35	35
Granite Master Issuer PLC
0.301% due 12/20/2054		34,151	31,795
0.311% due 12/20/2054		5,835	5,433
0.331% due 12/20/2054		27,313	25,428
0.351% due 12/17/2054		6,386	5,945
0.361% due 12/20/2054		41,289	38,440
0.401% due 12/20/2054		53,861	50,145
0.461% due 12/20/2054 (m)		23,624	21,994
0.521% due 12/20/2054		13,325	12,406
0.692% due 12/17/2054	GBP	4,679	6,777
0.692% due 12/20/2054		8,258	11,988
0.913% due 12/20/2054	EUR	36,747	45,650
Greenpoint Mortgage Funding Trust
0.341% due 10/25/2046		$4,685	4,345
0.341% due 01/25/2047		4,748	4,549
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	528
5.444% due 03/10/2039		6,800	7,175
5.883% due 07/10/2038		300	328
GS Mortgage Securities Corp. II
0.356% due 03/06/2020		9,801	9,566
0.396% due 03/06/2020		14,900	14,358
GSR Mortgage Loan Trust
2.825% due 09/25/2035		69,279	66,451
2.864% due 09/25/2035		6,765	6,661
2.876% due 11/25/2035		17,347	15,544
2.910% due 07/25/2035		3,105	2,344
6.000% due 03/25/2032		197	197
Harborview Mortgage Loan Trust
0.571% due 11/19/2035		7,178	4,943
2.960% due 07/19/2035		9,585	7,663
Imperial Savings Association
6.576% due 02/25/2018		25	25
Indymac Index Mortgage Loan Trust
0.471% due 05/25/2046		4,808	2,916
JPMorgan Chase Commercial Mortgage Securities Corp.
0.635% due 07/15/2019		5,818	5,439
5.420% due 01/15/2049		2,285	2,380
5.817% due 06/15/2049		33,900	35,527
5.882% due 02/15/2051		4,400	4,666
JPMorgan Mortgage Trust
2.978% due 07/25/2035		1,796	1,738
3.101% due 08/25/2035		19,091	16,573
3.266% due 04/25/2037		2,116	1,439
5.036% due 02/25/2035		10,599	10,637
5.410% due 02/25/2036		20,905	19,463
5.411% due 11/25/2035		7,021	6,624
JPMorgan Re-REMIC
6.202% due 05/27/2036		12,453	12,599
MASTR Adjustable Rate Mortgages Trust
2.899% due 11/21/2034		11,819	11,088
MASTR Asset Securitization Trust
5.500% due 09/25/2033		12,102	12,457
Mellon Residential Funding Corp.
0.740% due 06/15/2030		12,574	12,288
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,600
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		11,966	9,261
2.456% due 05/25/2033		7,341	7,320
2.773% due 02/25/2035		19,007	17,955
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035		1,794	1,534
4.250% due 10/25/2035		9,875	8,518
Morgan Stanley Capital I
0.321% due 10/15/2020		5,129	4,933
5.809% due 12/12/2049		18,825	20,145
Morgan Stanley Mortgage Loan Trust
5.474% due 01/25/2035		6,389	5,806
Morgan Stanley Re-REMIC Trust
5.807% due 08/12/2045		6,200	6,639
Newgate Funding PLC
1.626% due 12/15/2050	EUR	2,500	2,810
Prime Mortgage Trust
0.661% due 02/25/2019		$426	412
0.661% due 02/25/2034		3,415	3,115
Prudential-Bache CMO Trust
8.400% due 03/20/2021		14	14
Resecuritization Mortgage Trust
0.511% due 04/26/2021		26	26
Residential Accredit Loans, Inc.
3.172% due 04/25/2035		13,935	12,443
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		35	35
Residential Funding Mortgage Securities I
5.250% due 01/25/2036		1,104	1,081
Sears Mortgage Securities
12.000% due 02/25/2014		3	4
Sequoia Mortgage Trust
0.974% due 05/20/2034		5,787	4,839
Sovereign Commercial Mortgage Securities Trust
5.811% due 07/22/2030		765	791
Structured Asset Mortgage Investments, Inc.
0.511% due 07/19/2035		5,716	4,112
0.541% due 02/25/2036		5,742	3,489
0.921% due 09/19/2032		4,909	4,377
9.195% due 06/25/2029		418	424
Structured Asset Securities Corp.
0.611% due 08/25/2035		905	881
2.308% due 07/25/2032		87	65
2.382% due 01/25/2032		124	108
SunTrust Adjustable Rate Mortgage Loan Trust
3.081% due 01/25/2037		7,474	5,974
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046		34,798	34,349
0.373% due 07/25/2036		24,290	24,098
0.381% due 10/25/2046		29,529	29,275
0.391% due 06/25/2037		2,887	2,808
Wachovia Bank Commercial Mortgage Trust
0.340% due 06/15/2020		26,594	24,888
0.351% due 09/15/2021		20,508	19,989
5.509% due 04/15/2047		6,200	6,332
5.572% due 10/15/2048		16,500	17,304
WaMu Mortgage Pass-Through Certificates
0.551% due 10/25/2045		4,910	4,176
0.571% due 01/25/2045		299	257
1.058% due 01/25/2047		8,066	5,407
1.138% due 12/25/2046		38,333	27,701
1.328% due 08/25/2046		205	135
1.528% due 11/25/2042		1,479	1,317
1.728% due 06/25/2042		2,361	1,989
1.728% due 08/25/2042		2,149	1,954
2.671% due 12/25/2035		701	680
2.785% due 03/25/2034		3,312	3,138
2.904% due 02/27/2034		8,451	8,643
2.904% due 01/25/2047		5,723	4,266
3.154% due 09/25/2046		13,078	9,877
4.221% due 01/25/2036		2,411	2,272
Washington Mutual MSC Mortgage Pass-Through Certificates
2.720% due 02/25/2033		129	120
2.766% due 02/25/2033		46	43
Wells Fargo Mortgage-Backed Securities Trust
2.769% due 01/25/2035		4,400	3,839
2.879% due 03/25/2035		15,422	14,902
2.904% due 04/25/2036		3,888	3,410
3.287% due 04/25/2036		681	596
3.425% due 03/25/2036		21,703	19,303
3.426% due 03/25/2036		3,084	2,669
4.682% due 12/25/2033		2,891	2,996
4.882% due 03/25/2035		1,325	1,272
5.366% due 08/25/2035		1,702	1,713
5.402% due 07/25/2036		19,488	15,719

Total Mortgage-Backed Securities (Cost $1,965,473)			1,922,196

ASSET-BACKED SECURITIES 4.9%
ABFS Mortgage Loan Trust
4.928% due 12/15/2033		42	42
Access Group, Inc.
1.588% due 10/27/2025		58,675	60,029
Accredited Mortgage Loan Trust
0.501% due 09/25/2035		921	857
ACE Securities Corp.
0.311% due 12/25/2036		1,225	1,178
Ally Auto Receivables Trust
1.320% due 03/15/2012		810	812
Ameriquest Mortgage Securities, Inc.
0.731% due 01/25/2035		1,499	1,427
AMMC CDO
0.512% due 05/03/2018		19,000	17,876
0.539% due 08/08/2017		52,700	49,825
Amortizing Residential Collateral Trust
0.841% due 07/25/2032		744	681
Asset-Backed Funding Certificates
0.321% due 01/25/2037		753	745
Asset-Backed Securities Corp. Home Equity
0.780% due 06/15/2031		6	6
Bayview Financial Acquisition Trust
6.129% due 05/28/2037		1,722	1,746
Bear Stearns Asset-Backed Securities Trust
0.321% due 01/25/2037		1,692	1,540
0.341% due 10/25/2036		1,653	1,552
0.941% due 09/25/2035		3,005	2,807
1.261% due 10/25/2037		24,936	16,536
1.261% due 11/25/2042		1,394	1,238
BNC Mortgage Loan Trust
0.381% due 11/25/2036		4,600	4,332
Callidus Debt Partners Fund Ltd.
0.549% due 04/17/2020		24,890	23,049
Capital Auto Receivables Asset Trust
1.710% due 10/15/2012		598	601
Carrington Mortgage Loan Trust
0.311% due 01/25/2037		4,770	4,692
0.361% due 06/25/2037		987	895
0.581% due 10/25/2035		7,535	7,178
Centurion CDO VII Ltd.
0.657% due 01/30/2016		497	471
Citibank Credit Card Issuance Trust
1.134% due 05/24/2013	EUR	2,300	3,063

Citigroup Mortgage Loan Trust, Inc.
0.361% due 10/25/2036		$1,279	1,276
Conseco Financial Corp.
6.450% due 06/01/2030		14	14
Countrywide Asset-Backed Certificates
0.311% due 05/25/2037		458	456
Credit Suisse First Boston Mortgage Securities Corp.
0.961% due 07/25/2032		12	9
EFS Volunteer LLC
1.138% due 10/26/2026		47,579	47,565
Equifirst Mortgage Loan Trust
0.501% due 01/25/2034		934	869
Equity One ABS, Inc.
0.821% due 11/25/2032		8,774	7,811
First Franklin Mortgage Loan Asset-Backed Certificates
0.311% due 11/25/2036		4,972	4,930
0.371% due 09/25/2036		2,360	2,275
0.541% due 10/25/2035		2,802	2,741
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	5,000	5,136
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		$1,294	1,295
1.680% due 06/15/2012		19,908	19,970
1.880% due 05/15/2012		4,017	4,029
Fremont Home Loan Trust
0.321% due 01/25/2037		1,673	1,538
Gallatin Funding Ltd.
0.536% due 08/15/2017		14,000	12,965
GSAMP Trust
0.331% due 12/25/2036		4,453	3,258
0.811% due 03/25/2034		6,828	6,703
Gulf Stream - Sextant CLO Ltd.
0.514% due 08/21/2020		10,000	9,304
Harbourmaster CLO Ltd.
1.286% due 06/15/2020	EUR	12,812	15,921
HSBC Home Equity Loan Trust
0.411% due 03/20/2036		$1,564	1,466
0.531% due 01/20/2035		2,526	2,326
0.551% due 01/20/2034		16,303	14,890
HSI Asset Securitization Corp. Trust
0.311% due 10/25/2036		266	208
0.311% due 12/25/2036		761	749
Landmark CDO Ltd.
0.596% due 06/01/2017		10,548	9,893
0.759% due 01/15/2016		39,617	37,634
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034		589	487
MBNA Credit Card Master Note Trust
0.923% due 02/20/2014	EUR	2,881	3,824
Mid-State Trust
4.864% due 07/15/2038		$419	420
Morgan Stanley ABS Capital I
0.301% due 10/25/2036		252	252
0.301% due 01/25/2037		2,336	2,265
Morgan Stanley IXIS Real Estate Capital Trust
0.311% due 11/25/2036		40	40
Mountain Capital CLO Ltd.
0.701% due 02/15/2016		27,597	26,162
Nautique Funding Ltd.
0.539% due 04/15/2020		14,434	12,967
Navigare Funding CLO Ltd.
0.544% due 05/20/2019		10,000	9,225
Nelnet Student Loan Trust
0.988% due 07/25/2018		40,200	40,507
NYLIM Flatiron CLO Ltd.
0.619% due 10/20/2016		4,008	3,836
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		42,670	42,993
Premium Loan Trust Ltd.
0.668% due 10/25/2014		8,526	8,255
Primus CLO Ltd.
0.522% due 07/15/2021		163,499	142,023
Race Point CLO
0.836% due 05/15/2015		9,426	8,934
Renaissance Home Equity Loan Trust
0.881% due 03/25/2034		4,050	3,727
0.961% due 08/25/2032		40	33
Residential Asset Mortgage Products, Inc.
0.531% due 09/25/2035		1,402	1,394
0.611% due 03/25/2034		1,445	1,202
Residential Asset Securities Corp.
0.721% due 06/25/2031		3	2
Saxon Asset Securities Trust
0.581% due 09/25/2047		7,400	3,953
Securitized Asset-Backed Receivables LLC Trust
0.321% due 12/25/2036		4,546	1,734
0.391% due 05/25/2037		1,528	1,218
SLM Student Loan Trust
0.328% due 10/25/2016		598	597
0.328% due 01/25/2019		2,993	2,991
0.538% due 07/25/2013		2,473	2,474
0.588% due 01/25/2015		2,506	2,507
0.788% due 10/25/2017		48,900	48,771
0.968% due 07/25/2013		10,956	10,970
1.105% due 10/25/2023	EUR	63,205	78,579
1.296% due 09/15/2021		6,194	8,006
1.788% due 04/25/2023		$5,379	5,559
1.910% due 12/15/2017		53,974	54,006
6.260% due 07/15/2042		29,872	28,951
Soundview Home Equity Loan Trust
0.321% due 11/25/2036		1,988	723
Specialty Underwriting & Residential Finance
0.321% due 01/25/2038		2,760	2,592
Structured Asset Securities Corp.
0.311% due 10/25/2036		1,086	1,081
0.551% due 01/25/2033		571	521
4.930% due 01/25/2035		744	689
Summit Lake CLO Ltd.
0.514% due 02/24/2018		22,000	20,460
Vanderbilt Mortgage Finance
7.600% due 06/07/2025		1,356	1,413
Venture CDO Ltd.
0.519% due 01/20/2022		30,500	26,790
Wells Fargo Home Equity Trust
0.351% due 04/25/2037		2,202	2,146
WMC Mortgage Loan Pass-Through Certificates
0.940% due 05/15/2030		151	129

Total Asset-Backed Securities (Cost $1,042,701)			1,033,817

SOVEREIGN ISSUES 4.4%
Brazil Government International Bond
7.875% due 03/07/2015		23,100	27,720
Canada Government International Bond
1.500% due 12/01/2012	CAD	354,000	354,905
Canada Housing Trust No. 1
2.450% due 12/15/2015		306,700	305,214
Export-Import Bank of Korea
0.523% due 10/04/2011		$1,000	1,001
8.125% due 01/21/2014		105,700	121,078
Korea Development Bank
0.564% due 11/22/2012		2,200	2,152
3.250% due 03/09/2016		73,600	71,741
5.300% due 01/17/2013		3,000	3,182
Societe Financement de l’Economie Francaise
0.489% due 07/16/2012		6,000	6,017
2.125% due 05/20/2012	EUR	12,500	16,951
2.375% due 03/26/2012		$13,100	13,340
Swedish Housing Finance Corp.
3.125% due 03/23/2012		9,000	9,259

Total Sovereign Issues (Cost $900,934)			932,560

	SHARES
COMMON STOCKS 0.0%
BANKING & FINANCE 0.0%
CIT Group, Inc. (d)		122	6

Total Common Stocks (Cost $5)			6

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049		33,630	33,649

CONSUMER DISCRETIONARY 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		428,000	3,488

Total Convertible Preferred Securities (Cost $23,418)			37,137

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Citigroup, Inc.
6.150% due 03/06/2032		2,564,997	33,468
DG Funding Trust
0.681% due 03/06/2032		10,254	78,282
Farm Credit Bank
10.000% due 03/06/2032		38,600	41,700

Total Preferred Securities (Cost $185,087)			153,450

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 20.9%
CERTIFICATES OF DEPOSIT 1.6%
Bank of Nova Scotia
0.589% due 10/18/2012		$65,500	65,593
Intesa Sanpaolo SpA
2.375% due 12/21/2012		104,900	105,331
Itau Unibanco S.A.
1.300% due 03/14/2011		59,950	60,080
1.450% due 06/13/2011		50,000	50,261
1.700% due 09/12/2011		48,500	48,897

			330,162

CORPORATE BONDS & NOTES 0.1%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		20,100	19,591

REPURCHASE AGREEMENTS 0.8%
Barclays Capital, Inc.
0.250% due 01/03/2011		129,000	129,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $132,439. Repurchase proceeds are $129,001.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		28,708	28,708
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $29,285. Repurchase proceeds are $28,708.)
TD Securities (USA) LLC
0.260% due 01/03/2011		18,600	18,600
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 1.125% due 01/15/2012 valued at $18,999. Repurchase proceeds are $18,600.)

			176,308

JAPAN TREASURY BILLS 5.8%
0.109% due 01/24/2011 - 03/28/2011 (e)	JPY	98,890,000	1,217,983

U.S. TREASURY BILLS 0.7%
0.170% due 01/06/2011 - 06/23/2011 (e)(g)(h)		$158,523	158,431

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 11.9%
		252,441,108	2,528,450

Total Short-Term Instruments (Cost $4,417,006)			4,430,925

Total Investments 131.7% (Cost $27,642,093)			$27,871,123
Written Options (l) (0.3%) (Premiums $44,190)			(61,521)
Other Assets and Liabilities (Net) (31.4%)			(6,651,624)

Net Assets 100.0%			$21,157,978

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Coupon represents a weighted average yield.

(f)	Affiliated to the Fund

(g)	Securities with an aggregate market value of $34,151 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $129,712 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(i)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $29,025 at a weighted average interest rate of -0.734%. On December 31, 2010, securities valued at $15,673 were pledged as collateral for reverse repurchase agreements.

(j)	Securities with an aggregate market value of $28,331 and cash of $3 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	2,553	$(559)
90-Day Eurodollar December Futures	Long	12/2012	1,255	(2,175)
90-Day Eurodollar June Futures	Long	06/2011	2,905	1,146
90-Day Eurodollar June Futures	Long	06/2012	3,511	(2,776)
90-Day Eurodollar June Futures	Long	06/2013	103	(151)
90-Day Eurodollar March Futures	Long	03/2011	14,554	2,709
90-Day Eurodollar March Futures	Long	03/2012	3,996	(2,002)
90-Day Eurodollar March Futures	Long	03/2013	838	(1,585)
90-Day Eurodollar September Futures	Long	09/2011	883	555
90-Day Eurodollar September Futures	Long	09/2012	3,616	(5,240)
90-Day Eurodollar September Futures	Long	09/2013	391	(914)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	104	(55)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2012	104	(106)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	104	(80)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2012	104	(133)

				$(11,366)

(k)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Hospitality Properties Trust	BOA	(5.000%)	06/20/2016	1.855%	$7,500	$(1,177)	$(902)	$(275)
Lennar Corp.	BNP	(5.000%)	09/20/2014	3.117%	5,000	(332)	(166)	(166)
Lennar Corp.	DUB	(5.000%)	09/20/2014	3.117%	3,800	(252)	(126)	(126)

						$(1,761)	$(1,194)	$(567)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.292%	$15,600	$(215)	$(203)	$(12)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.898%	20,000	63	0	63
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.061%	19,800	(47)	(158)	111
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.061%	1,800	(4)	(16)	12
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.061%	2,600	(6)	(41)	35
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.061%	25,000	(58)	(205)	147
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.061%	41,600	(97)	(339)	242
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.061%	6,000	(14)	(57)	43
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.061%	1,900	(4)	(18)	14
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.538%	69,300	97	(411)	508
Citigroup, Inc.	BCLY	1.000%	09/20/2011	0.538%	9,000	34	(64)	98
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.538%	1,400	2	(7)	9
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.538%	2,900	4	(16)	20
Citigroup, Inc.	GSC	1.000%	09/20/2011	0.538%	7,000	26	(30)	56
Citigroup, Inc.	JPM	1.000%	03/20/2011	0.538%	22,700	32	(139)	171
Citigroup, Inc.	JPM	1.000%	09/20/2011	0.538%	2,800	11	(15)	26
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.538%	7,100	10	(40)	50
Citigroup, Inc.	UBS	1.000%	09/20/2011	0.538%	8,400	32	(50)	82
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	0.917%	36,300	156	18	138
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	1.937%	600	69	(13)	82
France Government Bond	CITI	0.250%	12/20/2015	1.062%	36,300	(1,380)	(946)	(434)
France Government Bond	GSC	0.250%	12/20/2015	1.062%	72,800	(2,767)	(1,949)	(818)
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.860%	11/20/2011	0.935%	38,400	13	0	13
General Electric Capital Corp.	BNP	0.780%	03/20/2011	0.529%	6,300	5	0	5
General Electric Capital Corp.	BNP	1.250%	03/20/2013	0.935%	2,000	15	0	15
General Electric Capital Corp.	BOA	5.000%	09/20/2011	0.520%	6,200	214	328	(114)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.079%	16,600	1,437	0	1,437
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.079%	10,200	980	0	980
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.520%	6,300	9	(48)	57
General Electric Capital Corp.	DUB	0.800%	06/20/2011	0.529%	32,700	52	0	52
General Electric Capital Corp.	DUB	1.000%	09/20/2011	0.520%	11,300	43	(322)	365
General Electric Capital Corp.	GSC	8.000%	03/20/2011	0.529%	8,000	156	0	156
General Electric Capital Corp.	GSC	5.000%	06/20/2011	0.520%	10,000	232	(500)	732
General Electric Capital Corp.	JPM	5.000%	09/20/2011	0.520%	4,800	165	240	(75)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.376%	24,720	82	12	70
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.219%	3,200	(30)	(75)	45
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.376%	8,240	27	5	22
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.376%	24,720	82	61	21
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.376%	24,720	83	46	37
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.423%	4,900	45	0	45
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.590%	110,400	1,903	844	1,059
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.628%	16,600	274	258	16
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.691%	20,400	309	358	(49)
Japan Government International Bond	BNP	1.000%	09/20/2015	0.661%	25,000	395	413	(18)
Japan Government International Bond	BOA	1.000%	09/20/2015	0.661%	100,000	1,582	1,653	(71)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.691%	19,400	294	331	(37)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.718%	34,400	497	476	21
Japan Government International Bond	GSC	1.000%	03/20/2015	0.590%	61,300	1,056	585	471
Japan Government International Bond	GSC	1.000%	06/20/2015	0.628%	10,000	165	150	15
Japan Government International Bond	JPM	1.000%	03/20/2015	0.590%	7,900	137	94	43
Japan Government International Bond	JPM	1.000%	06/20/2015	0.628%	10,000	165	155	10
Japan Government International Bond	MSC	1.000%	12/20/2015	0.691%	19,100	289	326	(37)
Japan Government International Bond	UBS	1.000%	12/20/2015	0.691%	19,400	294	311	(17)
JPMorgan Chase & Co.	DUB	1.000%	03/20/2011	0.250%	25,000	51	143	(92)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	0.817%	6,800	12	(8)	20
MetLife, Inc.	BCLY	1.000%	09/20/2013	1.059%	10,000	(12)	(417)	405
MetLife, Inc.	GSC	1.000%	09/20/2015	1.557%	10,000	(243)	(507)	264
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.080%	14,900	(48)	(115)	67
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.080%	25,000	(80)	(205)	125
Mexico Government International Bond	HSBC	1.000%	09/20/2015	1.080%	33,600	(109)	(260)	151
Morgan Stanley	JPM	1.000%	06/20/2011	0.768%	300	0	1	(1)
Morgan Stanley	UBS	1.000%	09/20/2011	0.768%	100	1	0	1
New Jersey State General Obligation Bonds, Series 2001	GSC	1.220%	09/20/2011	1.180%	25,000	19	0	19
Panama Government International Bond	MSC	0.750%	01/20/2012	0.533%	500	3	0	3
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%	26,900	(65)	(234)	169
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.525%	6,000	(137)	(171)	34
SLM Corp.	GSC	5.000%	09/20/2011	0.685%	30,000	998	(225)	1,223
South Korea Government Bond	CITI	1.000%	12/20/2015	0.934%	25,000	88	198	(110)
South Korea Government Bond	HSBC	1.000%	12/20/2015	0.934%	11,300	39	89	(50)
South Korea Government Bond	MSC	1.000%	12/20/2015	0.934%	39,500	139	(58)	197
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.637%	22,300	340	136	204
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.637%	16,700	254	110	144
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.616%	200	3	1	2
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.637%	44,900	684	263	421
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.637%	67,900	1,034	356	678
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.700%	10,000	139	82	57

						$10,024	$181	$9,843

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-12 5-Year Index	BCLY	5.000%	12/20/2014	$27,600	$3,276	$2,760	$516
CDX.EM-12 5-Year Index	UBS	5.000%	12/20/2014	15,300	1,816	1,522	294
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	141,800	18,200	16,949	1,251
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	400	52	46	6
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	39,300	5,044	4,664	380
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	5,500	706	687	19
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	56,300	7,227	6,358	869
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	6,100	783	689	94
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	18,200	2,336	2,168	168
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	13,900	1,923	1,770	153
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	23,800	3,294	3,106	188
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	7,900	1,093	1,006	87
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	7,100	983	927	56
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	12,600	1,743	1,613	130
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,362	161	0	161
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,666	38	0	38
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,015	50	0	50
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	144,000	4,520	720	3,800
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	145,100	4,555	(1,173)	5,728
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	4,000	126	(20)	146
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	3,000	94	(17)	111
CDX.HY-15 5-Year Index	MSC	5.000%	12/20/2015	18,025	566	243	323
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,412	262	0	262
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	38,869	482	0	482
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,437	49	0	49
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,548	108	0	108
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,899	101	0	101
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,696	104	0	104
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	117,100	860	(568)	1,428
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	41,700	307	(173)	480
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	30,200	221	(171)	392
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	15,700	115	(74)	189
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	33,900	249	(171)	420

					$61,444	$42,861	$18,583

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	36,800	$192	$65	$127
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		75,700	395	124	271
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		128,400	1,197	76	1,121
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		145,800	1,360	72	1,288
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		57,700	465	246	219
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		242,400	1,950	490	1,460
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		56,300	166	0	166
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		34,500	113	0	113
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		95,100	319	(38)	357
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	46	26	20
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		15,700	98	29	69
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	1,683	(32)	1,715
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	25,794	(391)	26,185
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		23,600	91	0	91
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		36,500	102	(26)	128
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		118,400	511	30	481
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		58,500	252	15	237
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		122,200	447	223	224
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		163,400	599	173	426
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		17,100	1	19	(18)
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		19,000	5	19	(14)
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		31,700	166	49	117
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		115,100	270	0	270
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		15,800	105	39	66
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		127,200	1,028	515	513
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		239,400	2,372	567	1,805
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		128,300	968	413	555
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		266,400	2,347	10	2,337
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		127,700	1,448	0	1,448
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		138,200	1,613	0	1,613
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		17,000	7	(3)	10
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		18,200	84	81	3
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		17,200	118	0	118
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		33,000	281	(7)	288
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		17,100	163	48	115
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		2,600	35	12	23
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		8,600	121	56	65
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		171,100	1,764	0	1,764
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		2,600	41	17	24
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	129,000	1,719	0	1,719

							$50,436	$2,917	$47,519

(l)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	1,081	$426	$617
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	1,081	719	456

				$1,145	$1,073

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$277,700	$569	$1,345
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	214,100	1,801	2,904
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	25,700	175	349
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	864,200	7,483	11,722
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	43,000	384	542
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	420,300	3,856	5,298
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	173,600	1,929	2,188
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	468,900	4,867	7,071
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	71,900	782	906
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	74,800	710	943
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	326,400	3,199	4,922
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	342,600	2,562	4,319
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	172,100	4,255	5,249
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	57,300	1,439	1,748
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	57,100	794	851
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	28,500	389	425
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	28,600	393	427

							$35,587	$51,209

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	03/16/2011		$118,000	$260	$240
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.300%	03/16/2011		118,000	319	116
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		48,000	74	34
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		44,800	99	186
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		44,800	246	27
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	59,800	226	42
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		44,800	138	107
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		44,800	360	78
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		84,100	308	59

							$2,030	$889

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$141,200	$745	$1,145
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	128,900	655	1,045
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	240,900	2,664	4,052
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	125,600	1,364	2,108

					$5,428	$8,350

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(m)	Restricted securities as of December 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Granite Master Issuer PLC	0.461%	12/20/2054	07/13/2010	$21,863	$21,994	0.10%

(n)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2041	$131,000	$123,918	$125,146
Fannie Mae	3.500%	02/01/2041	12,000	11,342	11,433
Fannie Mae	6.000%	01/01/2041	30,000	32,543	32,611
Freddie Mac	3.500%	01/01/2041	17,000	16,049	16,206

				$183,852	$185,396

(o)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	9,900	01/2011	BNP	$308	$0	$308
Buy		46,095	01/2011	CSFB	3,184	0	3,184
Buy	BRL	559,477	03/2011	HSBC	4,669	0	4,669
Buy		4,839	09/2011	BOA	162	0	162
Buy		4,835	09/2011	MSC	159	0	159
Buy	CAD	14,323	02/2011	BNP	338	0	338
Buy		12,449	02/2011	BOA	222	0	222
Sell		101,789	02/2011	DUB	0	(1,218)	(1,218)
Buy		2,852	02/2011	MSC	55	0	55
Buy		5,992	02/2011	RBC	142	0	142
Sell	CHF	44,094	02/2011	RBC	0	(2,752)	(2,752)
Buy	CNY	147,904	04/2011	BCLY	220	0	220
Buy		65,940	04/2011	CSFB	94	0	94
Buy		349,699	04/2011	DUB	1,247	0	1,247
Buy		57,423	04/2011	HSBC	80	0	80
Buy		32,949	04/2011	JPM	44	0	44
Buy		6,327	04/2011	MSC	10	0	10
Buy		15,085	11/2011	BCLY	3	(10)	(7)
Buy		63,611	11/2011	CITI	21	0	21
Buy		4,671	11/2011	HSBC	0	(4)	(4)
Buy		33,220	11/2011	JPM	0	(29)	(29)
Buy		3,061	11/2011	RBS	1	0	1
Buy		5,561	02/2012	BCLY	0	(4)	(4)
Sell	EUR	4,715	01/2011	BCLY	0	(111)	(111)
Sell		9,200	01/2011	BNP	0	(178)	(178)
Sell		8,900	01/2011	BOA	0	(186)	(186)
Buy		12,145	01/2011	CITI	0	(303)	(303)
Sell		270,856	01/2011	CITI	8,641	(101)	8,540
Sell		14,234	01/2011	CSFB	41	(76)	(35)
Sell		119,943	01/2011	DUB	6,461	0	6,461
Sell		30,679	01/2011	MSC	197	(539)	(342)
Sell		6,437	01/2011	RBC	0	(75)	(75)
Buy		529	01/2011	RBS	0	(8)	(8)
Sell		1,500	01/2011	RBS	0	(10)	(10)
Sell		10,195	01/2011	UBS	0	(183)	(183)
Sell	GBP	21,640	03/2011	BCLY	27	0	27
Sell		4,491	03/2011	BOA	0	(49)	(49)
Sell		21,639	03/2011	DUB	33	0	33
Sell		14,427	03/2011	RBS	73	0	73
Buy	IDR	155,000,000	04/2011	CITI	0	(4)	(4)
Buy		31,382,000	04/2011	JPM	63	0	63
Buy		55,653,000	04/2011	MSC	41	0	41
Buy		109,000,000	07/2011	CITI	0	(46)	(46)
Buy		18,775,500	07/2011	HSBC	27	0	27
Buy		56,925,000	07/2011	JPM	9	0	9
Buy		36,030,000	10/2011	CITI	0	(10)	(10)
Buy		110,000,000	10/2011	DUB	0	(10)	(10)
Buy		196,624,000	10/2011	RBS	0	(99)	(99)
Buy	INR	91,320	01/2011	BCLY	40	0	40
Sell		301,000	01/2011	BCLY	0	(107)	(107)
Buy		491,184	01/2011	CITI	175	0	175
Buy		182,720	01/2011	JPM	83	0	83
Sell		433,000	01/2011	JPM	0	(206)	(206)
Buy		228,520	01/2011	MSC	106	0	106
Sell		259,744	01/2011	RBS	0	(74)	(74)
Buy		191,112	03/2011	BCLY	7	0	7
Buy		366,744	03/2011	RBS	79	(6)	73
Buy		301,000	05/2011	BCLY	108	0	108
Buy		222,960	05/2011	BOA	92	0	92
Buy		768,698	05/2011	JPM	272	0	272
Buy	JPY	504,130	01/2011	BCLY	156	0	156
Buy		369,823	01/2011	BNP	143	0	143
Buy		1,237,055	01/2011	CITI	250	(5)	245
Buy		2,785,793	01/2011	CSFB	1,204	0	1,204
Sell		45,070,000	01/2011	DUB	0	(4,091)	(4,091)
Sell		4,333,688	01/2011	GSC	0	(1,896)	(1,896)
Buy		421,745	01/2011	JPM	102	0	102
Sell		43,520,000	01/2011	JPM	0	(3,651)	(3,651)
Buy		818,899	01/2011	MSC	70	0	70
Buy		268,092	01/2011	RBC	104	0	104
Sell		2,579,576	01/2011	RBC	0	(1,139)	(1,139)
Buy		246,114	01/2011	RBS	69	0	69
Sell		5,159,153	01/2011	RBS	0	(2,169)	(2,169)
Buy		1,838,542	01/2011	UBS	514	0	514
Sell		10,300,000	03/2011	BOA	0	(4,004)	(4,004)
Buy	KRW	3,346,890	01/2011	CITI	58	0	58
Buy		9,910,928	01/2011	JPM	158	0	158
Sell		72,069,485	01/2011	JPM	0	(1,293)	(1,293)
Buy		58,811,667	01/2011	MSC	368	(97)	271
Buy		3,773,200	05/2011	BCLY	0	(32)	(32)
Buy		3,414,900	05/2011	BOA	18	0	18
Buy		25,834,940	05/2011	CITI	22	(160)	(138)
Buy		4,077,991	05/2011	GSC	3	(29)	(26)
Buy		5,573,250	05/2011	HSBC	39	(17)	22
Buy		100,431,715	05/2011	JPM	1,640	(92)	1,548
Buy		14,138,838	05/2011	MSC	0	(103)	(103)
Buy		4,962,000	05/2011	RBS	0	0	0
Buy		3,600,650	05/2011	UBS	83	0	83
Buy	MXN	279,105	02/2011	BCLY	620	0	620
Buy		36,488	02/2011	BOA	44	0	44
Buy		735,652	02/2011	CITI	2,664	(50)	2,614
Buy		19,102	02/2011	DUB	41	0	41
Buy		96,825	02/2011	JPM	117	(4)	113
Buy		1,185,062	02/2011	MSC	1,262	(44)	1,218
Buy		246,082	02/2011	UBS	159	(4)	155
Buy	MYR	30,010	02/2011	BCLY	136	0	136
Buy		10,520	02/2011	CITI	43	0	43
Buy		18,510	02/2011	DUB	83	0	83
Buy		9,300	02/2011	HSBC	38	0	38
Buy		29,090	02/2011	JPM	108	0	108
Buy		9,820	02/2011	RBS	37	0	37
Buy	PHP	249,985	02/2011	CITI	83	0	83
Buy		124,837	02/2011	JPM	38	0	38
Buy		89,208	04/2011	BCLY	0	(44)	(44)
Buy		110,000	04/2011	BOA	36	0	36
Buy		191,452	04/2011	CITI	18	(15)	3
Buy		186,628	04/2011	JPM	28	(16)	12
Buy		1,166,864	06/2011	BCLY	705	0	705
Buy		32,000	06/2011	BOA	0	(4)	(4)
Buy		593,510	06/2011	CITI	91	(55)	36
Buy		202,395	06/2011	DUB	30	(7)	23
Buy		87,129	06/2011	HSBC	18	0	18
Buy		652,945	06/2011	JPM	250	(11)	239
Buy		76,098	06/2011	RBS	0	(16)	(16)
Buy		767,208	11/2011	CITI	188	(19)	169
Buy		118,935	11/2011	DUB	39	0	39
Buy		118,584	11/2011	GSC	31	0	31
Buy		351,372	11/2011	JPM	110	(18)	92
Buy	SGD	12,878	01/2011	JPM	235	0	235
Sell		12,878	01/2011	RBS	0	(251)	(251)
Buy		1,413	02/2011	CITI	1	0	1
Buy		12,931	02/2011	HSBC	176	0	176
Buy		6,530	02/2011	MSC	88	0	88
Buy		3,568	03/2011	CITI	81	0	81
Buy		3,342	03/2011	GSC	4	0	4
Buy		16,532	03/2011	HSBC	283	0	283
Buy		6,975	03/2011	JPM	36	0	36
Buy		1,983	03/2011	MSC	45	0	45
Buy		2,701	06/2011	CITI	5	0	5
Buy		15,612	06/2011	DUB	187	0	187
Buy		19,054	06/2011	GSC	148	0	148
Buy		14,402	06/2011	JPM	123	0	123
Buy		12,878	06/2011	RBS	251	0	251
Buy	TRY	15,923	01/2011	BCLY	43	(259)	(216)
Buy		9,437	01/2011	CITI	0	(105)	(105)
Buy		1,962	01/2011	CSFB	0	(33)	(33)
Buy		31,149	01/2011	HSBC	47	(729)	(682)
Buy		24,941	01/2011	JPM	0	(591)	(591)
Buy		3,413	01/2011	MSC	5	0	5
Buy		3,418	01/2011	UBS	8	0	8
Buy	TWD	44,041	01/2011	DUB	98	0	98
Sell		134,992	01/2011	DUB	0	(136)	(136)
Buy		26,965	01/2011	JPM	74	0	74
Buy		41,507	01/2011	MSC	107	0	107
Buy		22,479	01/2011	UBS	64	0	64
Buy		61,626	04/2011	BOA	133	0	133
Buy		178,092	04/2011	DUB	289	0	289
Buy		63,236	04/2011	JPM	125	0	125
Buy	ZAR	19,667	01/2011	BCLY	275	0	275
Buy		43,257	01/2011	HSBC	343	0	343
Buy		358,035	01/2011	JPM	2,361	0	2,361
Buy		21,599	01/2011	MSC	167	0	167
Buy		25,787	04/2011	JPM	152	0	152
Buy		25,813	04/2011	MSC	155	0	155
Buy		22,804	09/2011	BCLY	342	0	342
Buy		11,398	09/2011	MSC	171	0	171
Buy		10,640	09/2011	UBS	160	0	160

					$46,334	$(27,587)	$18,747

(p)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$226,323	$3,989	$230,312
Corporate Bonds & Notes
Banking & Finance	0	5,022,501	40,833	5,063,334
Industrials	0	1,611,506	6,217	1,617,723
Utilities	0	708,406	0	708,406
Convertible Bonds & Notes
Banking & Finance	0	112,768	0	112,768
Industrials	0	163,382	0	163,382
Municipal Bonds & Notes
California	0	43,021	0	43,021
Illinois	0	67,332	0	67,332
Louisiana	0	35,658	0	35,658
New Jersey	0	12,629	0	12,629
U.S. Government Agencies	0	11,217,110	2,484	11,219,594
U.S. Treasury Obligations	0	86,873	0	86,873
Mortgage-Backed Securities	0	1,844,999	77,197	1,922,196
Asset-Backed Securities	0	614,148	419,669	1,033,817
Sovereign Issues	0	932,560	0	932,560
Common Stocks
Banking & Finance	6	0	0	6
Convertible Preferred Securities
Banking & Finance	33,649	0	0	33,649
Consumer Discretionary	0	3,488	0	3,488
Preferred Securities
Banking & Finance	0	75,168	78,282	153,450
Short-Term Instruments
Certificates of Deposit	0	330,162	0	330,162
Corporate Bonds & Notes	0	0	19,591	19,591
Repurchase Agreements	0	176,308	0	176,308
Japan Treasury Bills	0	1,217,983	0	1,217,983
U.S. Treasury Bills	0	158,431	0	158,431
PIMCO Short-Term Floating NAV Portfolio	2,528,450	0	0	2,528,450
	$2,562,105	$24,660,756	$648,262	$27,871,123
Short Sales, at value	$0	$(185,396)	$0	$(185,396)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	30,361	0	30,361
Foreign Exchange Contracts	0	46,334	0	46,334
Interest Rate Contracts	4,410	47,551	0	51,961

	$4,410	$124,246	$0	$128,656

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,391)	0	(3,391)
Foreign Exchange Contracts	0	(27,587)	0	(27,587)
Interest Rate Contracts	(15,776)	(52,314)	(8,350)	(76,440)

	$(15,776)	$(83,292)	$(8,350)	$(107,418)

Totals	$2,550,739	$24,516,314	$639,912	$27,706,965

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Bank Loan Obligations	$0	$4,000	$0	$0	$0	$(11)	$0	$0	$3,989	$(11)
Corporate Bonds & Notes
Banking & Finance	27,874	16,594	0	(27)	0	2,381	8,231	(14,220)	40,833	2,234
Industrials	0	3,727	(131)	8	10	367	2,236	0	6,217	367
U.S. Government Agencies	3,162	0	(666)	0	(6)	(6)	0	0	2,484	131
Mortgage-Backed Securities	9,681	77,102	(9)	56	0	(817)	0	(8,816)	77,197	58
Asset-Backed Securities	326,877	127,695	(36,291)	3,178	1,843	(3,633)	0	0	419,669	(4,325)
Preferred Securities
Banking & Finance	131,009	1,842	(12,386)	0	0	(8,715)	0	(33,468)	78,282	(5,288)
Short-Term Instruments
Corporate Bonds & Notes	0	19,591	0	8	0	(8)	0	0	19,591	(8)

	$498,603	$250,551	$(49,483)	$3,223	$1,847	$(10,442)	$10,467	$(56,504)	$648,262	$(6,842)

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(139)	0	0	0	613	(474)	0	0	0	0
Interest Rate Contracts	(115)	0	(5,428)	0	88	(2,895)	0	0	(8,350)	(2,922)

	$(254)	$0	$(5,428)	$0	$701	$(3,369)	$0	$0	$(8,350)	$(2,922)

Totals	$498,349	$250,551	$(54,911)	$3,223	$2,548	$(13,811)	$10,467	$(56,504)	$639,912	$(9,764)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Low Duration Fund II

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 13.2%
BANKING & FINANCE 10.9%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$436
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	500	498
American International Group, Inc.
0.399% due 10/18/2011	100	99
4.250% due 05/15/2013	1,000	1,037
4.950% due 03/20/2012	100	103
6.400% due 12/15/2020	300	315
8.250% due 08/15/2018	400	462
Bank of America Corp.
0.386% due 08/15/2011	1,600	1,599
0.616% due 08/15/2016	200	176
Bear Stearns Cos. LLC
6.950% due 08/10/2012	1,000	1,091
CBA Capital Trust I
5.805% due 08/29/2049	15,000	15,603
CIT Group, Inc.
7.000% due 05/01/2013	7	7
7.000% due 05/01/2014	10	10
7.000% due 05/01/2015	10	10
7.000% due 05/01/2016	18	18
7.000% due 05/01/2017	25	25
Citigroup, Inc.
5.500% due 04/11/2013	1,400	1,492
5.625% due 08/27/2012	300	315
HSBC Finance Corp.
0.496% due 08/09/2011	2,700	2,698
JPMorgan Chase Bank N.A.
0.632% due 06/13/2016	700	661
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012	2,800	2,775
Metropolitan Life Global Funding I
0.689% due 07/13/2011	3,000	3,004
5.125% due 04/10/2013	100	108
Morgan Stanley
2.786% due 05/14/2013	400	415
7.300% due 05/13/2019	100	113
National City Bank
0.673% due 06/07/2017	2,200	1,986
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,460
PNC Preferred Funding Trust I
6.517% due 03/29/2049	400	318
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	325
Regions Financial Corp.
0.473% due 06/26/2012	2,800	2,650
7.750% due 11/10/2014	200	208
SunTrust Bank
6.375% due 04/01/2011	1,500	1,519
Wachovia Corp.
5.500% due 05/01/2013	200	218
Wells Fargo & Co.
7.980% due 03/29/2049	10,800	11,448

		54,202

INDUSTRIALS 1.2%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,958
EOG Resources, Inc.
1.034% due 02/03/2014	2,300	2,304
PACCAR, Inc.
6.875% due 02/15/2014	100	115
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	645

		6,022

UTILITIES 1.1%
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	1,900	2,076
Verizon Wireless Capital LLC
2.884% due 05/20/2011	800	808
5.250% due 02/01/2012	2,700	2,827

		5,711

Total Corporate Bonds & Notes (Cost $60,217)		65,935

CONVERTIBLE BONDS & NOTES 1.5%
BANKING & FINANCE 0.1%
National City Corp.
4.000% due 02/01/2011	400	403

INDUSTRIALS 1.4%
Amgen, Inc.
0.125% due 02/01/2011	5,000	5,019
Medtronic, Inc.
1.500% due 04/15/2011	2,100	2,110

		7,129

Total Convertible Bonds & Notes (Cost $7,496)		7,532

MUNICIPAL BONDS & NOTES 0.6%
ILLINOIS 0.4%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	1,900	1,907

LOUISIANA 0.2%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	1,200	1,212

NEW JERSEY 0.0%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.302% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $3,200)		3,219

U.S. GOVERNMENT AGENCIES 69.0%
Fannie Mae
0.500% due 10/30/2012	900	897
0.611% due 07/25/2037	2,581	2,591
0.625% due 09/24/2012	4,000	4,006
0.711% due 10/25/2030	102	103
0.750% due 12/18/2013	4,600	4,552
0.850% due 08/17/2012	900	900
1.001% due 03/25/2040	4,396	4,447
1.125% due 09/30/2013 (c)(f)	103,400	103,694
1.250% due 06/22/2012	2,900	2,931
1.530% due 07/01/2042	233	233
1.580% due 09/01/2041	660	665
1.730% due 08/01/2030	132	134
2.178% due 01/01/2035	302	312
2.500% due 01/01/2024	116	121
2.658% due 12/01/2034	1,400	1,465
2.688% due 11/01/2034	1,395	1,461
2.775% due 07/01/2035	251	262
2.945% due 06/01/2035	2,387	2,511
3.000% due 09/16/2014	100	105
4.000% due 10/01/2040	993	989
4.125% due 04/15/2014	1,600	1,746
4.417% due 09/01/2028	158	162
4.500% due 04/01/2024 - 01/01/2041	25,694	26,454
4.625% due 10/15/2013	1,000	1,098
5.000% due 01/01/2041	11,000	11,565
5.500% due 01/01/2014 - 01/01/2041	26,473	28,457
5.700% due 08/01/2018	997	1,098
6.000% due 11/01/2016 - 10/01/2039	87,923	95,850
6.465% due 12/25/2042	158	182
6.500% due 09/01/2012 - 10/01/2039	11,411	12,693
8.000% due 11/25/2023	133	158
9.250% due 10/25/2018	3	4
10.500% due 05/01/2012	7	7
FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	1,300	1,293
Federal Housing Administration
7.430% due 07/01/2024	830	825
Freddie Mac
0.410% due 07/15/2019 - 08/15/2019	1,253	1,251
0.515% due 11/26/2012	100	100
0.610% due 12/15/2030	178	179
0.660% due 06/15/2018	94	95
1.542% due 10/25/2044 - 02/25/2045	1,589	1,561
1.750% due 06/15/2012 - 09/10/2015	3,100	3,152
2.800% due 07/01/2035	443	464
2.840% due 07/01/2023	75	79
3.000% due 07/28/2014	1,400	1,475
4.500% due 01/15/2014 - 01/01/2041	12,146	12,577
5.000% due 02/15/2020	154	160
5.500% due 07/01/2038	1,733	1,849
6.000% due 02/01/2016 - 02/01/2039	1,021	1,108
6.500% due 07/25/2043	1,220	1,405
8.500% due 06/01/2025	7	8
Ginnie Mae
0.761% due 09/20/2030	33	33
2.625% due 07/20/2023 - 07/20/2030	547	561
3.125% due 10/20/2025	302	311
3.375% due 04/20/2022 - 05/20/2027	624	643
6.500% due 04/15/2036	1,272	1,421
7.000% due 11/15/2022	88	100
7.500% due 02/15/2022 - 03/15/2024	151	173
7.750% due 01/17/2030	19	23
8.000% due 03/15/2023 - 05/15/2024	31	37
9.000% due 07/20/2016 - 08/15/2030	75	86
Small Business Administration
4.310% due 04/01/2029	993	1,034

Total U.S. Government Agencies (Cost $340,378)		343,856

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
0.500% due 11/30/2012 (c)(f)	355	355
0.625% due 12/31/2012	1,600	1,601

Total U.S. Treasury Obligations (Cost $1,950)		1,956

MORTGAGE-BACKED SECURITIES 11.1%
American Home Mortgage Investment Trust
2.261% due 02/25/2045	384	345
2.264% due 10/25/2034	1,184	1,050
Banc of America Funding Corp.
2.861% due 05/25/2035	3,044	2,968
Bear Stearns Adjustable Rate Mortgage Trust
2.330% due 08/25/2035	1,410	1,353
2.926% due 01/25/2034	251	249
2.934% due 03/25/2035	299	287
3.102% due 02/25/2033	37	34
5.380% due 02/25/2036	223	191
5.489% due 04/25/2033	474	460
5.668% due 02/25/2033	32	32
Bear Stearns Alt-A Trust
2.875% due 05/25/2035	920	720
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	103
5.471% due 01/12/2045	200	214
Bear Stearns Mortgage Funding Trust
0.331% due 02/25/2037	10	10
Citigroup Mortgage Loan Trust, Inc.
0.611% due 05/25/2037	706	619
2.510% due 08/25/2035	394	372
2.560% due 08/25/2035	441	397
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	627
Countrywide Home Loan Mortgage Pass-Through Trust
2.920% due 02/20/2035	608	530
3.121% due 11/25/2034	335	272
4.186% due 11/19/2033	224	222
5.250% due 02/20/2036	936	626
Credit Suisse First Boston Mortgage Securities Corp.
0.882% due 03/25/2032	88	76
4.857% due 06/25/2032	3	2
Credit Suisse Mortgage Capital Certificates
0.330% due 02/15/2022	1,173	1,111
5.659% due 03/15/2039	100	105
CW Capital Cobalt Ltd.
5.334% due 04/15/2047	820	847
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,900	1,899
First Horizon Alternative Mortgage Securities
2.378% due 06/25/2034	587	532
Greenpoint Mortgage Funding Trust
0.341% due 10/25/2046	148	137
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	106
5.444% due 03/10/2039	300	317
GS Mortgage Securities Corp. II
0.356% due 03/06/2020	635	620
4.295% due 01/10/2040	8,128	8,354
GSR Mortgage Loan Trust
2.574% due 06/25/2034	552	508
2.825% due 09/25/2035	2,618	2,511
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	104
5.882% due 02/15/2051	200	212
JPMorgan Mortgage Trust
5.036% due 02/25/2035	60	60
MASTR Adjustable Rate Mortgages Trust
2.899% due 11/21/2034	3,100	2,908
Mellon Residential Funding Corp.
0.690% due 08/15/2032	8,793	8,375
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	409
Merrill Lynch Mortgage Investors, Inc.
2.773% due 02/25/2035	851	804
Morgan Stanley Capital I
0.321% due 10/15/2020	160	154
5.809% due 12/12/2049	100	107
Prime Mortgage Trust
0.661% due 02/25/2019	20	19
0.661% due 02/25/2034	173	158
Structured Asset Mortgage Investments, Inc.
0.391% due 03/25/2037	684	422
0.511% due 07/19/2035	321	301
0.921% due 09/19/2032	272	242
9.195% due 06/25/2029	259	263
Structured Asset Securities Corp.
2.308% due 07/25/2032	5	4
2.856% due 10/25/2035	185	149
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046	1,029	1,016
Wachovia Bank Commercial Mortgage Trust
0.340% due 06/15/2020	659	617
0.351% due 09/15/2021	357	348
WaMu Mortgage Pass-Through Certificates
0.531% due 12/25/2045	287	249
0.551% due 10/25/2045	193	164
1.058% due 01/25/2047	248	166
1.398% due 01/25/2046	1,247	1,038
1.528% due 11/25/2042	48	43
1.728% due 06/25/2042	96	81
2.722% due 03/25/2035	5,986	5,381
2.904% due 02/27/2034	680	696
Wells Fargo Mortgage-Backed Securities Trust
4.911% due 01/25/2035	1,789	1,806

Total Mortgage-Backed Securities (Cost $55,539)		55,102

ASSET-BACKED SECURITIES 5.3%
Ally Auto Receivables Trust
1.320% due 03/15/2012	147	148
Amortizing Residential Collateral Trust
0.841% due 07/25/2032	43	40
Asset-Backed Funding Certificates
0.321% due 01/25/2037	27	27
0.741% due 06/25/2035	591	582
Asset-Backed Securities Corp. Home Equity
0.536% due 09/25/2034	151	138
0.681% due 05/25/2035	10,330	10,279
1.910% due 03/15/2032	406	325
Bear Stearns Asset-Backed Securities Trust
0.321% due 01/25/2037	338	308
1.261% due 10/25/2037	814	540
Carrington Mortgage Loan Trust
0.311% due 01/25/2037	272	267
Chase Issuance Trust
1.802% due 09/15/2015	2,700	2,790
Countrywide Asset-Backed Certificates
0.311% due 05/25/2037	45	44
0.311% due 07/25/2037	732	710
0.311% due 06/25/2047	340	335
0.441% due 09/25/2036	1,503	1,275
0.741% due 12/25/2031	122	64
Credit-Based Asset Servicing & Securitization LLC
0.321% due 11/25/2036	69	60
Daimler Chrysler Auto Trust
1.745% due 09/10/2012	135	136
Fremont Home Loan Trust
0.321% due 01/25/2037	62	57
GSAMP Trust
0.331% due 12/25/2036	141	103
HSBC Asset Loan Obligation
0.321% due 12/25/2036	517	473
HSI Asset Securitization Corp. Trust
0.311% due 12/25/2036	377	360
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034	19	15
MASTR Asset-Backed Securities Trust
0.321% due 11/25/2036	3	3
Morgan Stanley ABS Capital I
0.311% due 11/25/2036	12	12
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035	1,000	1,008
Park Place Securities, Inc.
0.573% due 10/25/2034	153	151
Securitized Asset-Backed Receivables LLC Trust
0.321% due 12/25/2036	129	49
SLM Student Loan Trust
0.588% due 01/25/2015	78	78
1.788% due 04/25/2023	2,269	2,345
1.910% due 12/15/2017	1,537	1,538
Structured Asset Securities Corp.
0.551% due 01/25/2033	36	33
Vanderbilt Mortgage Finance
0.915% due 05/07/2026	2,189	2,028

Total Asset-Backed Securities (Cost $26,906)		26,321

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049	500	500

Total Convertible Preferred Securities (Cost $360)		500

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
DG Funding Trust
0.681% due 12/31/2049	510	3,893

Total Preferred Securities (Cost $5,100)		3,893

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.9%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2011	1,113	1,113

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,139. Repurchase proceeds are $1,113.)
U.S. TREASURY BILLS 1.3%
0.186% due 01/20/2011 - 06/23/2011 (a)(c)(d)	6,380	6,376

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 3.4%
	1,700,416	17,031

Total Short-Term Instruments (Cost $24,521)		24,520

Total Investments 106.9% (Cost $525,667)		$532,834
Written Options (h) (0.3%) (Premiums $1,173)		(1,642)
Other Assets and Liabilities (Net) (6.6%)		(33,029)

Net Assets 100.0%		$498,163

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $1,454 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Securities with an aggregate market value of $5,856 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(e)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $9,825 at a weighted average interest rate of 0.050%. On December 31, 2010, there were no open reverse repurchase agreements.

(f)	Securities with an aggregate market value of $304 and cash of $301 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	46	$(18)
90-Day Eurodollar December Futures	Long	12/2012	21	(45)
90-Day Eurodollar June Futures	Long	06/2011	76	29
90-Day Eurodollar June Futures	Long	06/2012	49	(58)
90-Day Eurodollar June Futures	Long	06/2013	7	(18)
90-Day Eurodollar March Futures	Long	03/2011	348	49
90-Day Eurodollar March Futures	Long	03/2012	71	(50)
90-Day Eurodollar March Futures	Long	03/2013	15	(36)
90-Day Eurodollar September Futures	Long	09/2011	17	14
90-Day Eurodollar September Futures	Long	09/2012	76	(122)
90-Day Eurodollar September Futures	Long	09/2013	7	(20)

				$(275)

(g)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	1.226%	$10,000	$(97)	$(259)	$162
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.538%	3,800	5	(23)	28
Citigroup, Inc.	BCLY	1.000%	09/20/2011	0.538%	200	1	(1)	2
Citigroup, Inc.	JPM	1.000%	03/20/2011	0.538%	700	1	(4)	5
Citigroup, Inc.	JPM	1.000%	09/20/2011	0.538%	400	2	(2)	4
Citigroup, Inc.	UBS	1.000%	09/20/2011	0.538%	100	0	(1)	1
General Electric Capital Corp.	BOA	1.000%	09/20/2015	1.297%	10,000	(128)	(381)	253
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.079%	300	26	0	26
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.079%	300	29	0	29
General Electric Capital Corp.	CITI	4.850%	12/20/2013	1.079%	400	45	0	45
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.079%	300	28	0	28
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.079%	400	43	0	43
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2011	0.846%	4,000	8	(8)	16
MetLife, Inc.	JPM	1.000%	09/20/2013	1.059%	2,300	(3)	(129)	126
MetLife, Inc.	JPM	1.000%	09/20/2015	1.557%	10,000	(242)	(562)	320
Morgan Stanley	BOA	1.000%	06/20/2011	0.768%	100	0	0	0
Morgan Stanley	JPM	1.000%	06/20/2011	0.768%	200	1	1	0

						$(282)	$(1,369)	$1,088

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	26	$10	$15
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	26	18	11

				$28	$26

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$7,300	$15	$35
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,800	49	79
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	700	5	9
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	23,300	201	316
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,400	22	30
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,100	88	115
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,000	78	88
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	7,200	75	109
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,700	39	47
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,300	43	54
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	6,100	60	92
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	14,300	125	180
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	4,800	119	146
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,600	40	49
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	1,600	22	24
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	800	11	12
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	800	11	12

							$1,003	$1,397

Straddle Options

Description	Counterparty	Exercise Price (4)	Expiration Date	Notional Amount	Premium (4)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$3,700	$20	$30
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	3,400	17	28
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	6,300	69	106
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	3,300	36	55

					$142	$219

(4)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(i)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	01/01/2041	$15,000	$15,298	$15,401
Fannie Mae	6.000%	01/01/2041	18,000	19,537	19,566

				$34,835	$34,967

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$54,202	$0	$54,202
Industrials	0	6,022	0	6,022
Utilities	0	5,711	0	5,711
Convertible Bonds & Notes
Banking & Finance	0	403	0	403
Industrials	0	7,129	0	7,129
Municipal Bonds & Notes
Illinois	0	1,907	0	1,907
Louisiana	0	1,212	0	1,212
New Jersey	0	100	0	100
U.S. Government Agencies	0	343,031	825	343,856
U.S. Treasury Obligations	0	1,956	0	1,956
Mortgage-Backed Securities	0	53,203	1,899	55,102
Asset-Backed Securities	0	26,321	0	26,321
Convertible Preferred Securities
Banking & Finance	500	0	0	500
Preferred Securities
Banking & Finance	0	0	3,893	3,893
Short-Term Instruments
Repurchase Agreements	0	1,113	0	1,113
U.S. Treasury Bills	0	6,376	0	6,376
PIMCO Short-Term Floating NAV Portfolio	17,031	0	0	17,031
	$17,531	$508,686	$6,617	$532,834
Short Sales, at value	$0	$(34,967)	$0	$(34,967)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,088	0	1,088
Interest Rate Contracts	92	0	0	92
	$92	$1,088	$0	$1,180

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(367)	(1,423)	(219)	(2,009)

	$(367)	$(1,423)	$(219)	$(2,009)

Totals	$17,256	$473,384	$6,398	$497,038

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
U.S. Government Agencies	$36,555	$(35,641)	$(29)	$(1)	$0	$(59)	$0	$0	$825	$(4)
Mortgage-Backed Securities	0	1,898	0	0	0	1	0	0	1,899	1
Preferred Securities
Banking & Finance	4,156	0	0	0	0	(263)	0	0	3,893	(263)

	$40,711	$(33,743)	$(29)	$(1)	$0	$(321)	$0	$0	$6,617	$(266)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	0	0	(142)	0	0	(77)	0	0	(219)	(77)

	$0	$0	$(142)	$0	$0	$(77)	$0	$0	$(219)	$(77)

Totals	$40,711	$(33,743)	$(171)	$(1)	$0	$(398)	$0	$0	$6,398	$(343)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Low Duration Fund III

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 34.7%
BANKING & FINANCE 20.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		$1,100	$1,223
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	218
Ally Financial, Inc.
5.375% due 06/06/2011		1,000	1,011
6.000% due 12/15/2011		100	103
6.875% due 09/15/2011		400	412
7.500% due 12/31/2013		100	108
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011		200	199
American General Finance Corp.
0.552% due 12/15/2011		1,700	1,592
5.625% due 08/17/2011		700	692
American International Group, Inc.
4.250% due 05/15/2013		600	622
Banco do Brasil S.A.
4.500% due 01/22/2015		100	104
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	204
Banco Santander Chile
2.875% due 11/13/2012		800	805
3.750% due 09/22/2015		400	401
Bank of America Corp.
0.616% due 08/15/2016		100	88
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		400	417
Barclays Bank PLC
5.000% due 09/22/2016		400	424
BPCE S.A.
2.375% due 10/04/2013		100	100
BRFkredit A/S
0.539% due 04/15/2013		600	600
CIT Group, Inc.
7.000% due 05/01/2013		35	36
7.000% due 05/01/2014		152	154
7.000% due 05/01/2015		253	254
7.000% due 05/01/2016		88	88
7.000% due 05/01/2017		123	123
Citigroup Capital XXI
8.300% due 12/21/2077		800	836
Citigroup, Inc.
5.500% due 04/11/2013		700	746
5.625% due 08/27/2012		200	210
8.500% due 05/22/2019		100	124
Commonwealth Bank of Australia
0.709% due 07/12/2013		1,300	1,303
Countrywide Financial Corp.
5.800% due 06/07/2012		300	316
DanFin Funding Ltd.
0.989% due 07/16/2013		1,400	1,399
Danske Bank A/S
2.500% due 05/10/2012		500	512
Dexia Credit Local S.A.
0.768% due 04/29/2014		600	598
FIH Erhvervsbank A/S
0.672% due 06/13/2013		2,300	2,299
First Horizon National Corp.
5.375% due 12/15/2015		200	202
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		800	808
7.500% due 08/01/2012		2,700	2,872
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	200	273
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$200	239
Goldman Sachs Group, Inc.
1.393% due 01/30/2017	EUR	700	860
5.300% due 02/14/2012		$700	733
ING Bank NV
3.900% due 03/19/2014		300	323
International Lease Finance Corp.
5.400% due 02/15/2012		100	102
6.500% due 09/01/2014		1,600	1,704
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	75
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012		700	694
6.050% due 08/15/2012		400	424
Metropolitan Life Global Funding I
0.689% due 07/13/2011		1,200	1,202
National Australia Bank Ltd.
2.550% due 01/13/2012		800	815
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,284
PNC Preferred Funding Trust I
6.517% due 03/29/2049		200	159
Qatari Diar Finance QSC
3.500% due 07/21/2015		600	600
Royal Bank of Scotland Group PLC
0.569% due 10/14/2016		100	83
0.686% due 04/08/2011		1,000	1,001
1.450% due 10/20/2011		1,500	1,509
6.375% due 02/01/2011		200	201
6.990% due 10/29/2049		700	542
SLM Corp.
0.502% due 03/15/2011		500	498
1.356% due 06/17/2013	EUR	150	180
SunTrust Bank
6.375% due 04/01/2011		$500	506
Waha Aerospace BV
3.925% due 07/28/2020		800	808
Wells Fargo & Co.
7.980% due 03/29/2049		4,100	4,346
Westpac Banking Corp.
2.250% due 11/19/2012		1,300	1,331
3.250% due 12/16/2011		700	718

			43,413

INDUSTRIALS 9.7%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		500	510
Chesapeake Energy Corp.
9.500% due 02/15/2015		100	113
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		200	228
Daimler Finance North America LLC
5.750% due 09/08/2011		900	930
7.300% due 01/15/2012		1,900	2,019
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		900	975
El Paso Corp.
7.875% due 06/15/2012		200	212
EOG Resources, Inc.
1.034% due 02/03/2014		900	902
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	207
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		800	909
Gazprom Via Gaz Capital S.A.
7.510% due 07/31/2013		500	552
General Mills, Inc.
6.470% due 10/15/2022		2,000	2,100
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		2,000	2,186
Kraft Foods, Inc.
2.625% due 05/08/2013		1,200	1,235
MeadWestvaco Corp.
6.850% due 04/01/2012		300	317
PACCAR, Inc.
6.875% due 02/15/2014		700	804
Rogers Communications, Inc.
7.250% due 12/15/2012		2,000	2,230
Shell International Finance BV
3.100% due 06/28/2015		800	822
Time Warner Cable, Inc.
6.200% due 07/01/2013		2,000	2,223
Time Warner, Inc.
3.150% due 07/15/2015		300	305
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	511

			20,290

UTILITIES 4.2%
BP Capital Markets PLC
3.125% due 03/10/2012		800	818
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		100	114
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		500	546
NRG Energy, Inc.
8.250% due 09/01/2020		500	515
Qtel International Finance Ltd.
3.375% due 10/14/2016		300	287
5.000% due 10/19/2025		300	273
Qwest Corp.
7.875% due 09/01/2011		200	206
8.875% due 03/15/2012		4,000	4,335
TELUS Corp.
8.000% due 06/01/2011		440	452
Verizon Wireless Capital LLC
2.884% due 05/20/2011		100	101
5.250% due 02/01/2012		1,000	1,047

			8,694

Total Corporate Bonds & Notes (Cost $70,755)			72,397

CONVERTIBLE BONDS & NOTES 0.6%
BANKING & FINANCE 0.1%
National City Corp.
4.000% due 02/01/2011		200	201

INDUSTRIALS 0.5%
Transocean, Inc.
1.500% due 12/15/2037		1,000	990

Total Convertible Bonds & Notes (Cost $1,130)			1,191

MUNICIPAL BONDS & NOTES 0.8%
ILLINOIS 0.5%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012		1,100	1,104

LOUISIANA 0.2%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	$400	$404

NEW JERSEY 0.1%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.302% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $1,600)		1,608

U.S. GOVERNMENT AGENCIES 51.4%
Fannie Mae
0.361% due 01/25/2021	327	328
0.461% due 10/27/2037	1,900	1,897
0.500% due 10/30/2012	300	299
0.611% due 07/25/2037 - 09/25/2042	1,070	1,074
0.625% due 09/24/2012 (g)	2,400	2,404
0.661% due 05/25/2031	117	117
0.731% due 06/25/2021	9	9
0.750% due 12/18/2013	2,000	1,979
0.850% due 08/17/2012	300	300
1.001% due 03/25/2040	1,492	1,509
1.181% due 06/25/2021 - 09/25/2021	51	52
1.250% due 06/22/2012	1,800	1,819
1.530% due 07/01/2042	43	43
1.580% due 09/01/2041	120	121
1.625% due 10/26/2015	1,300	1,269
1.730% due 09/01/2040	20	20
2.185% due 11/01/2034	37	38
2.298% due 11/01/2035	34	34
2.347% due 05/01/2035	48	50
2.530% due 03/01/2035	10	10
2.739% due 11/01/2035	100	105
2.775% due 07/01/2035	45	48
2.800% due 08/01/2035	313	327
3.500% due 01/01/2041	1,000	956
3.560% due 08/01/2029	156	160
4.000% due 11/01/2040 - 12/01/2040	2,000	1,992
4.375% due 03/15/2013	600	647
4.500% due 08/01/2039 - 01/01/2041	41,208	42,310
4.625% due 10/15/2013	100	110
5.000% due 03/25/2017 - 01/01/2041	12,114	12,733
5.500% due 01/01/2025 - 01/01/2041	16,392	17,607
5.795% due 02/01/2031	42	45
6.000% due 03/01/2017 - 11/01/2037	1,098	1,196
6.465% due 12/25/2042	14	17
6.500% due 05/01/2037 - 02/01/2039	3,757	4,178
FDIC Guaranteed Treasury Notes
0.761% due 11/29/2037	1,830	1,812
Freddie Mac
0.301% due 12/25/2036	270	269
0.410% due 07/15/2019 - 08/15/2019	455	454
0.515% due 11/26/2012	100	100
0.610% due 12/15/2030	24	24
0.660% due 06/15/2018	27	27
0.710% due 11/15/2030	8	8
1.542% due 02/25/2045	91	90
1.750% due 06/15/2012	1,800	1,832
2.624% due 06/01/2035	228	238
2.632% due 08/01/2035	245	255
2.800% due 07/01/2035	94	99
4.500% due 01/15/2014 - 09/01/2040	3,524	3,660
5.500% due 06/01/2035 - 07/01/2038	2,044	2,183
6.000% due 03/01/2016 - 08/01/2016	38	41
6.500% due 07/25/2043	150	172
Ginnie Mae
0.811% due 12/16/2025	6	7
3.000% due 02/20/2032	31	32
3.375% due 06/20/2027 - 05/20/2030	66	68
8.500% due 10/20/2026	10	12

Total U.S. Government Agencies (Cost $107,337)		107,186

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
0.375% due 09/30/2012 (d)	278	278
0.500% due 11/30/2012 (d)(g)	1,639	1,637

Total U.S. Treasury Obligations (Cost $1,917)		1,915

MORTGAGE - BACKED SECURITIES 9.1%
American Home Mortgage Investment Trust
2.261% due 02/25/2045	48	43
2.264% due 10/25/2034	214	189
Banc of America Funding Corp.
2.861% due 05/25/2035	1,353	1,319
Bear Stearns Adjustable Rate Mortgage Trust
2.926% due 01/25/2034	39	38
2.941% due 08/25/2035	122	89
3.102% due 02/25/2033	4	3
5.489% due 04/25/2033	58	56
5.668% due 02/25/2033	3	3
Bear Stearns Alt - A Trust
2.875% due 05/25/2035	164	129
2.955% due 09/25/2035	40	30
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	103
5.471% due 01/12/2045	300	321
Bear Stearns Mortgage Funding Trust
0.331% due 02/25/2037	3	3
Citigroup Mortgage Loan Trust, Inc.
0.331% due 01/25/2037	158	94
2.680% due 12/25/2035	49	47
2.820% due 12/25/2035	75	69
Commercial Mortgage Pass - Through Certificates
5.306% due 12/10/2046	400	418
Countrywide Home Loan Mortgage Pass - Through Trust
2.920% due 02/20/2035	224	195
3.121% due 11/25/2034	129	105
5.250% due 02/20/2036	148	99
Credit Suisse Mortgage Capital Certificates
0.330% due 02/15/2022	503	476
5.659% due 03/15/2039	100	105
CW Capital Cobalt Ltd.
5.334% due 04/15/2047	365	377
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	800	800
GMAC Mortgage Corp. Loan Trust
3.162% due 11/19/2035	70	61
Gracechurch Mortgage Financing PLC
0.364% due 11/20/2056	1,782	1,755
Granite Master Issuer PLC
0.401% due 12/20/2054	1,156	1,076
Greenpoint Mortgage Funding Trust
0.341% due 01/25/2047	41	39
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	106
5.444% due 03/10/2039	300	317
GS Mortgage Securities Corp. II
0.356% due 03/06/2020	242	236
GSR Mortgage Loan Trust
2.574% due 06/25/2034	78	72
2.825% due 09/25/2035	393	377
5.193% due 11/25/2035	695	678
JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051	300	318
JPMorgan Mortgage Trust
5.750% due 01/25/2036	190	172
Mellon Residential Funding Corp.
0.700% due 12/15/2030	385	365
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	300	306
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035	30	25
Morgan Stanley Capital I
0.321% due 10/15/2020	64	62
5.809% due 12/12/2049	100	107
Prime Mortgage Trust
0.661% due 02/25/2019	5	5
0.661% due 02/25/2034	19	18
Structured Adjustable Rate Mortgage Loan Trust
1.742% due 01/25/2035	123	72
2.737% due 08/25/2034	230	219
2.770% due 02/25/2034	166	158
Structured Asset Mortgage Investments, Inc.
0.391% due 03/25/2037	249	153
0.511% due 07/19/2035	96	84
0.541% due 02/25/2036	55	33
Structured Asset Securities Corp.
2.382% due 01/25/2032	3	3
2.856% due 10/25/2035	1,043	839
UBS Commercial Mortgage Trust
1.160% due 07/15/2024	413	389
Wachovia Bank Commercial Mortgage Trust
0.340% due 06/15/2020	293	274
0.351% due 09/15/2021	613	598
WaMu Mortgage Pass - Through Certificates
0.531% due 12/25/2045	52	45
0.551% due 10/25/2045	27	23
0.620% due 11/25/2034	174	136
1.058% due 01/25/2047	62	42
1.538% due 05/25/2041	13	13
1.728% due 06/25/2042	46	39
3.154% due 09/25/2046	115	87
Washington Mutual MSC Mortgage Pass - Through Certificates
2.766% due 02/25/2033	8	7
Wells Fargo Mortgage - Backed Securities Trust
2.844% due 06/25/2035	604	582
2.888% due 10/25/2035	2,004	1,865
4.605% due 01/25/2034	1,994	2,034

Total Mortgage - Backed Securities (Cost $18,984)		18,901

ASSET-BACKED SECURITIES 1.4%
Asset-Backed Funding Certificates
0.321% due 01/25/2037		8	8
Atrium CDO Corp.
0.718% due 06/27/2015		508	483
Bear Stearns Asset-Backed Securities Trust
0.321% due 01/25/2037		97	88
1.261% due 10/25/2037		339	225
Countrywide Asset-Backed Certificates
0.311% due 05/25/2037		27	27
0.741% due 12/25/2031		20	11
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		16	16
GE-WMC Mortgage Securities LLC
0.301% due 08/25/2036		5	2
HSI Asset Securitization Corp. Trust
0.311% due 12/25/2036		5	5
Landmark CDO Ltd.
0.759% due 01/15/2016		441	419
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034		6	5
Morgan Stanley ABS Capital I
0.311% due 07/25/2036		25	9
0.311% due 11/25/2036		84	84
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		400	403
Securitized Asset-Backed Receivables LLC Trust
0.321% due 12/25/2036		64	24
SLM Student Loan Trust
1.105% due 10/25/2023	EUR	800	994
Truman Capital Mortgage Loan Trust
0.601% due 01/25/2034		$4	4

Total Asset-Backed Securities (Cost $2,989)			2,807

SOVEREIGN ISSUES 4.4%
Brazil Government International Bond
7.875% due 03/07/2015		200	240
10.250% due 01/10/2028	BRL	400	252
Canada Government International Bond
1.500% due 12/01/2012	CAD	3,600	3,609
Canada Housing Trust No. 1
2.450% due 12/15/2015		3,100	3,085
Export-Import Bank of Korea
8.125% due 01/21/2014		$1,100	1,260
Korea Development Bank
3.250% due 03/09/2016		700	682
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	100	136

Total Sovereign Issues (Cost $8,894)			9,264

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
0.681% due 05/20/2012		65	496

Total Preferred Securities (Cost $687)			496

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.8%
CERTIFICATES OF DEPOSIT 1.5%
Bank of Nova Scotia
0.589% due 10/18/2012		$600	601
Intesa Sanpaolo SpA
2.375% due 12/21/2012		1,200	1,205
Itau Unibanco S.A.
1.300% due 03/14/2011		500	501
1.450% due 06/13/2011		400	402
1.700% due 09/12/2011		500	504

			3,213

CORPORATE BONDS & NOTES 1.2%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		700	682
Pacific Gas & Electric Co.
0.869% due 10/11/2011		1,800	1,800

			2,482

REPURCHASE AGREEMENTS 0.8%
Deutsche Bank AG
0.200% due 01/03/2011		300	300
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.375% due 05/15/2040 valued at $309. Repurchase proceeds are $300.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		1,275	1,275
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,302. Repurchase proceeds are $1,275.)

			1,575

JAPAN TREASURY BILLS 4.9%
0.126% due 03/14/2011	JPY	830,000	10,221

U.S. TREASURY BILLS 0.3%
0.189% due 06/09/2011 - 06/23/2011 (b)(e)		$650	649

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 14.1%
		2,939,291	29,440

Total Short-Term Instruments (Cost $47,202)			47,580

Total Investments 126.3% (Cost $261,495)			$263,345
Written Options (i) (0.3%) (Premiums $528)			(704)
Other Assets and Liabilities (Net) (26.0%)			(54,107)

Net Assets 100.0%			$208,534

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $274 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $649 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(f)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $12,339 at a weighted average interest rate of -0.015%. On December 31, 2010, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $155 and cash of $162 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	27	$(6)
90-Day Eurodollar December Futures	Long	12/2012	14	(26)
90-Day Eurodollar June Futures	Long	06/2011	43	13
90-Day Eurodollar June Futures	Long	06/2012	41	(36)
90-Day Eurodollar June Futures	Long	06/2013	2	(4)
90-Day Eurodollar March Futures	Long	03/2011	131	22
90-Day Eurodollar March Futures	Long	03/2012	45	(24)
90-Day Eurodollar March Futures	Long	03/2013	9	(18)
90-Day Eurodollar September Futures	Long	09/2011	10	6
90-Day Eurodollar September Futures	Long	09/2012	42	(64)
90-Day Eurodollar September Futures	Long	09/2013	6	(16)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2012	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2012	1	(1)

				$(157)

(h)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.292%	$200	$(2)	$(2)	$0
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.061%	600	(1)	(6)	5
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.061%	100	0	(1)	1
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.061%	500	(1)	(5)	4
Citigroup, Inc.	BCLY	1.000%	09/20/2011	0.538%	100	0	(1)	1
Citigroup, Inc.	JPM	1.000%	09/20/2011	0.538%	200	1	(1)	2
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	0.917%	400	2	0	2
France Government Bond	CITI	0.250%	12/20/2015	1.062%	400	(15)	(10)	(5)
France Government Bond	GSC	0.250%	12/20/2015	1.062%	700	(27)	(19)	(8)
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.860%	11/20/2011	0.935%	400	0	0	0
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	1.079%	100	10	0	10
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	1.079%	200	21	0	21
General Electric Capital Corp.	BNP	1.250%	03/20/2013	0.935%	100	1	0	1
General Electric Capital Corp.	BNP	1.300%	03/20/2013	0.935%	100	1	0	1
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.079%	300	26	0	26
General Electric Capital Corp.	CITI	4.200%	12/20/2013	1.079%	300	28	0	28
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.079%	200	19	0	19
General Electric Capital Corp.	DUB	4.230%	12/20/2013	1.079%	300	28	0	28
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.376%	270	1	0	1
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.760%	90	0	0	0
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.376%	270	1	1	0
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.376%	270	1	1	0
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.628%	400	6	6	0
Japan Government International Bond	BCLY	1.000%	03/20/2016	0.718%	1,200	17	16	1
Japan Government International Bond	BOA	1.000%	12/20/2015	0.691%	500	8	9	(1)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.718%	900	13	13	0
Japan Government International Bond	DUB	1.000%	03/20/2015	0.590%	100	2	1	1
Japan Government International Bond	GSC	1.000%	03/20/2015	0.590%	500	9	5	4
Japan Government International Bond	JPM	1.000%	03/20/2015	0.590%	600	10	7	3
Japan Government International Bond	MSC	1.000%	12/20/2015	0.691%	400	6	7	(1)
Japan Government International Bond	UBS	1.000%	12/20/2015	0.691%	500	8	8	0
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	0.817%	300	1	0	1
Morgan Stanley	BOA	1.000%	06/20/2011	0.768%	100	0	0	0
Morgan Stanley	JPM	1.000%	06/20/2011	0.768%	300	0	1	(1)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%	200	(1)	(2)	1
South Korea Government Bond	HSBC	1.000%	12/20/2015	0.934%	400	1	3	(2)
South Korea Government Bond	MSC	1.000%	12/20/2015	0.934%	400	1	(1)	2
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.637%	300	5	2	3
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.637%	500	7	3	4
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.637%	400	6	2	4
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.637%	1,800	27	9	18

						$220	$46	$174

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$900	$116	$108	$8
CDX.EM-13 5-Year Index	GSC	5.000%	06/20/2015	200	25	25	0
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	700	90	78	12
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	900	115	113	2
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	900	124	112	12
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	300	42	39	3
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	200	28	25	3
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	100	14	13	1
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	400	55	52	3
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	700	22	17	5
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	800	25	4	21
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	1,100	35	(5)	40
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,061	13	0	13
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	96	1	0	1
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	3,100	23	(9)	32
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	100	1	0	1
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	300	2	(2)	4
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	200	1	(1)	2

					$732	$569	$163

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	500	$3	$1	$2
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		700	4	1	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		800	6	3	3
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		2,500	20	5	15
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		900	3	0	3
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		500	2	0	2
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		2,000	7	(1)	8
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		100	0	0	0
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		300	2	1	1
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	319	(5)	324
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		300	1	0	1
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		200	1	0	1
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,600	7	1	6
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		600	2	0	2
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		2,500	9	3	6
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		300	1	0	1
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		2,500	6	4	2
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		300	2	1	1
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		200	2	1	1
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,600	16	2	14
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		1,200	9	4	5
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		3,500	31	3	28
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		1,300	1	0	1
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		200	1	0	1
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		400	4	0	4
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		200	2	1	1
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		100	1	0	1
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		1,800	19	0	19
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	1,900	25	0	25

							$506	$25	$481

(i)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	11	$5	$6
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	11	7	5

				$12	$11

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$2,700	$6	$13
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,200	19	30
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	3
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	8,700	75	118
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	13
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,700	34	47
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,000	23	25
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,800	39	57
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	11	13
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	11	13
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,800	28	42
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,300	35	54
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	116
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	37
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	500	7	7
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	300	4	4
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	300	4	4

							$430	$596

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	03/16/2011		$1,200	$3	$2
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.300%	03/16/2011		1,200	3	1
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		1,000	2	1
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		1,000	2	4
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		1,000	5	1
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	1,000	4	1
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		1,000	3	2
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,000	8	2
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		800	3	1

							$33	$15

Straddle Options

Description	Counterparty	Exercise Price (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$1,400	$7	$11
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	1,300	6	11
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	2,400	27	40
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	1,200	13	20

					$53	$82

(5)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(j)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	01/01/2041	$1,000	$946	$955
Fannie Mae	4.000%	01/01/2041	2,000	1,971	1,990

				$2,917	$2,945

(k)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	100	01/2011	BNP	$3	$0	$3
Buy		434	01/2011	CSFB	30	0	30
Buy	BRL	5,362	03/2011	CITI	45	0	45
Buy		186	09/2011	BOA	6	0	6
Buy	CAD	202	02/2011	BNP	5	0	5
Buy		100	02/2011	BOA	2	0	2
Sell		1,017	02/2011	DUB	0	(12)	(12)
Buy	CNY	1,794	04/2011	BCLY	3	0	3
Buy		900	04/2011	CSFB	1	0	1
Buy		2,352	04/2011	DUB	8	0	8
Buy		602	04/2011	HSBC	1	0	1
Buy		450	04/2011	JPM	1	0	1
Buy		133	11/2011	BCLY	0	0	0
Buy		803	11/2011	CITI	1	0	1
Buy		500	11/2011	JPM	0	0	0
Sell	EUR	58	01/2011	BCLY	0	(1)	(1)
Sell		200	01/2011	BNP	0	(4)	(4)
Sell		1,665	01/2011	CITI	79	0	79
Sell		99	01/2011	CSFB	0	0	0
Sell		439	01/2011	MSC	5	(7)	(2)
Sell		76	01/2011	RBC	0	(2)	(2)
Sell		100	01/2011	UBS	0	(1)	(1)
Sell	GBP	45	03/2011	BCLY	0	0	0
Sell		44	03/2011	DUB	0	0	0
Sell		30	03/2011	RBS	0	0	0
Buy	IDR	367,720	04/2011	CITI	1	0	1
Buy		1,818,000	04/2011	MSC	1	0	1
Buy		946,766	07/2011	BCLY	1	0	1
Buy		683,300	07/2011	CITI	1	0	1
Buy		1,147,500	07/2011	HSBC	2	0	2
Buy		1,798,000	07/2011	JPM	0	0	0
Buy	INR	6,181	03/2011	BCLY	0	0	0
Buy		3,000	03/2011	RBS	0	0	0
Buy		4,645	05/2011	BOA	2	0	2
Buy	JPY	8,270	01/2011	BCLY	3	0	3
Buy		16,233	01/2011	CITI	0	0	0
Buy		24,820	01/2011	CSFB	11	0	11
Sell		34,216	01/2011	GSC	0	(15)	(15)
Sell		20,366	01/2011	RBC	0	(9)	(9)
Sell		40,733	01/2011	RBS	0	(17)	(17)
Buy		25,152	01/2011	UBS	9	0	9
Sell		830,000	03/2011	CITI	0	(286)	(286)
Buy	KRW	115,242	01/2011	JPM	2	0	2
Sell		793,881	01/2011	JPM	0	(12)	(12)
Buy		678,639	01/2011	MSC	3	(3)	0
Buy		113,830	05/2011	BOA	1	0	1
Buy		166,880	05/2011	CITI	0	(2)	(2)
Buy		30,000	05/2011	HSBC	0	0	0
Buy		1,023,501	05/2011	JPM	18	0	18
Buy		254,103	05/2011	RBS	0	0	0
Buy	MXN	9,839	02/2011	BCLY	22	0	22
Buy		4,410	02/2011	CITI	6	(1)	5
Buy		9,998	02/2011	MSC	7	(1)	6
Buy		1,248	02/2011	UBS	1	0	1
Buy	MYR	150	02/2011	BCLY	1	0	1
Buy		130	02/2011	CITI	1	0	1
Buy		582	02/2011	DUB	3	0	3
Buy		310	02/2011	HSBC	1	0	1
Buy		120	02/2011	RBS	0	0	0
Buy	PHP	2,941	02/2011	CITI	1	0	1
Buy		1,469	02/2011	JPM	0	0	0
Buy		4,400	04/2011	BOA	1	0	1
Buy		8,890	06/2011	BCLY	5	0	5
Buy		2,280	06/2011	CITI	1	0	1
Buy		4,321	06/2011	DUB	0	0	0
Buy		15,367	06/2011	JPM	5	0	5
Buy		6,564	11/2011	CITI	1	0	1
Buy		2,202	11/2011	DUB	1	0	1
Buy		4,392	11/2011	GSC	1	0	1
Buy	SGD	131	01/2011	JPM	2	0	2
Sell		131	01/2011	RBS	0	(3)	(3)
Buy		262	02/2011	HSBC	4	0	4
Buy		132	03/2011	CITI	3	0	3
Buy		129	03/2011	JPM	0	0	0
Buy		131	06/2011	DUB	2	0	2
Buy		260	06/2011	GSC	2	0	2
Buy		131	06/2011	JPM	2	0	2
Buy		131	06/2011	RBS	3	0	3
Buy	TRY	155	01/2011	BCLY	0	0	0
Buy		152	01/2011	CITI	0	(2)	(2)
Buy		443	01/2011	HSBC	0	(14)	(14)
Buy		144	01/2011	JPM	0	(7)	(7)
Buy	TWD	468	01/2011	DUB	1	0	1
Sell		1,435	01/2011	DUB	0	(2)	(2)
Buy		287	01/2011	JPM	1	0	1
Buy		441	01/2011	MSC	1	0	1
Buy		239	01/2011	UBS	1	0	1
Buy		396	04/2011	BOA	1	0	1
Buy		1,735	04/2011	DUB	2	0	2
Buy		406	04/2011	JPM	1	0	1
Buy	ZAR	3,264	01/2011	HSBC	28	0	28
Buy		697	04/2011	JPM	4	0	4
Buy		698	04/2011	MSC	4	0	4
Buy		760	09/2011	BCLY	11	0	11

					$376	$(401)	$(25)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$43,413	$0	$43,413
Industrials	0	20,290	0	20,290
Utilities	0	8,694	0	8,694
Convertible Bonds & Notes
Banking & Finance	0	201	0	201
Industrials	0	990	0	990
Municipal Bonds & Notes
Illinois	0	1,104	0	1,104
Louisiana	0	404	0	404
New Jersey	0	100	0	100
U.S. Government Agencies	0	105,374	1,812	107,186
U.S. Treasury Obligations	0	1,915	0	1,915
Mortgage-Backed Securities	0	18,101	800	18,901
Asset-Backed Securities	0	1,906	901	2,807
Sovereign Issues	0	9,264	0	9,264
Preferred Securities
Banking & Finance	0	0	496	496
Short-Term Instruments
Certificates of Deposit	0	3,213	0	3,213
Corporate Bonds & Notes	0	1,800	682	2,482
Repurchase Agreements	0	1,575	0	1,575
Japan Treasury Bills	0	10,221	0	10,221
U.S. Treasury Bills	0	649	0	649
PIMCO Short-Term Floating NAV Portfolio	29,440	0	0	29,440
	$29,440	$229,214	$4,691	$263,345
Short Sales, at value	$0	$(2,945)	$0	$(2,945)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	355	0	355
Foreign Exchange Contracts	0	376	0	376
Interest Rate Contracts	41	481	0	522
	$41	$1,212	$0	$1,253

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(33)	0	(33)
Foreign Exchange Contracts	0	(401)	0	(401)
Interest Rate Contracts	(198)	(607)	(82)	(887)
	$(198)	$(1,041)	$(82)	$(1,321)

Totals	$29,283	$226,440	$4,609	$260,332

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
U.S. Government Agencies	$0	$1,900	$(70)	$0	$0	$(18)	$0	$0	$1,812	$(18)
Mortgage-Backed Securities	0	799	0	0	0	1	0	0	800	1
Asset-Backed Securities	1,060	0	(201)	(32)	6	68	0	0	901	60
Preferred Securities
Banking & Finance	530	0	0	0	0	(34)	0	0	496	(34)
Short-Term Instruments Corporate Bonds & Notes	0	682	0	0	0	0	0	0	682	0

	$1,590	$3,381	$(271)	$(32)	$6	$17	$0	$0	$4,691	$9
Financial Derivative Instruments (7) -
Liabilities Interest Rate Contracts	0	0	(53)	0	0	(29)	0	0	(82)	(29)

	$0	$0	$(53)	$0	$0	$(29)	$0	$0	$(82)	$(29)

Totals	$1,590	$3,381	$(324)	$(32)	$6	$(12)	$0	$0	$4,609	$(20)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Moderate Duration Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
5.000% due 12/14/2016		$2,400	$2,434

Total Bank Loan Obligations (Cost $2,376)			2,434

CORPORATE BONDS & NOTES 42.6%
BANKING & FINANCE 29.1%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		20,000	20,827
AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		5,000	5,262
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,288
Ally Financial, Inc.
5.375% due 06/06/2011	EUR	500	678
6.000% due 12/15/2011		$900	917
6.000% due 05/23/2012		500	518
6.625% due 05/15/2012		200	208
6.875% due 08/28/2012		16,100	16,848
7.250% due 03/02/2011		3,600	3,636
8.000% due 11/01/2031		10,000	10,725
American Express Bank FSB
0.562% due 06/12/2017		18,000	16,422
5.500% due 04/16/2013		400	431
American Express Centurion Bank
5.550% due 10/17/2012		3,200	3,424
American Express Co.
7.000% due 03/19/2018		100	117
American General Finance Corp.
4.000% due 03/15/2011		1,600	1,596
4.875% due 07/15/2012		9,100	8,611
6.900% due 12/15/2017		3,900	3,169
American General Institutional Capital B
8.125% due 03/15/2046		8,900	9,056
American International Group, Inc.
0.298% due 04/03/2012	JPY	50,000	604
0.399% due 10/18/2011		$200	198
3.650% due 01/15/2014		32,200	32,797
4.250% due 05/15/2013		6,200	6,430
4.950% due 03/20/2012		1,900	1,965
5.375% due 10/18/2011		100	103
5.450% due 05/18/2017		4,000	4,061
5.850% due 01/16/2018		100	103
6.400% due 12/15/2020		600	631
8.175% due 05/15/2068		600	643
8.250% due 08/15/2018		5,900	6,817
ANZ National International Ltd.
6.200% due 07/19/2013		2,600	2,864
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,399
Banco Santander Chile
1.539% due 04/20/2012		3,600	3,600
Bank of America Corp.
0.616% due 08/15/2016		900	791
5.650% due 05/01/2018		135	138
6.250% due 04/15/2012		465	490
7.375% due 05/15/2014		13,700	15,240
Bank of America N.A.
0.582% due 06/15/2016		17,500	15,640
Barclays Bank PLC
5.200% due 07/10/2014		117	126
10.179% due 06/12/2021		160	200
14.000% due 11/29/2049	GBP	500	939
Bear Stearns Cos. LLC
6.950% due 08/10/2012		$8,100	8,840
7.250% due 02/01/2018		130	154
BPCE S.A.
2.375% due 10/04/2013		600	599
CIT Group, Inc.
7.000% due 05/01/2013		6,321	6,463
7.000% due 05/01/2014		1,681	1,703
7.000% due 05/01/2015		1,682	1,690
7.000% due 05/01/2016		2,803	2,820
7.000% due 05/01/2017		3,924	3,943
CitiFinancial, Inc.
6.625% due 06/01/2015		200	218
Citigroup Capital XXI
8.300% due 12/21/2077		12,500	13,062
Citigroup, Inc.
5.500% due 04/11/2013		14,853	15,824
5.625% due 08/27/2012		1,800	1,890
6.125% due 11/21/2017		45	49
6.125% due 05/15/2018		100	110
6.500% due 08/19/2013		886	973
8.500% due 05/22/2019		1,300	1,616
Dexia Credit Local S.A.
0.703% due 03/05/2013		14,600	14,561
0.768% due 04/29/2014		6,800	6,780
0.953% due 09/23/2011		3,000	3,008
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		50	56
FCE Bank PLC
7.250% due 07/15/2013	EUR	1,150	1,629
FIH Erhvervsbank A/S
0.672% due 06/13/2013		$24,300	24,293
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		6,300	6,363
7.000% due 10/01/2013		3,800	4,077
7.250% due 10/25/2011		400	413
7.375% due 02/01/2011		2,000	2,006
7.500% due 08/01/2012		300	319
7.800% due 06/01/2012		1,000	1,063
8.000% due 12/15/2016		1,000	1,119
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	1,000	1,367
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	800	1,159
Goldman Sachs Group, Inc.
0.688% due 07/22/2015		$10,249	9,831
5.125% due 01/15/2015		385	414
5.750% due 10/01/2016		452	493
7.500% due 02/15/2019		193	225
HCP, Inc.
5.625% due 02/28/2013		2,400	2,518
5.650% due 12/15/2013		5,000	5,374
HSBC Finance Corp.
6.750% due 05/15/2011		67	68
ING Bank NV
1.103% due 03/30/2012		17,600	17,546
Inter-American Development Bank
4.500% due 09/15/2014		27	30
International Lease Finance Corp.
5.300% due 05/01/2012		14,000	14,228
5.450% due 03/24/2011		4,496	4,530
6.625% due 11/15/2013		3,890	3,992
JPMorgan Chase & Co.
4.750% due 05/01/2013		73	78
6.000% due 01/15/2018		70	78
6.300% due 04/23/2019		91	104
JPMorgan Chase Bank N.A.
0.632% due 06/13/2016		6,600	6,229
JPMorgan Chase Capital XIII
1.253% due 09/30/2034		110	87
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		2,500	625
Lloyds TSB Bank PLC
1.179% due 06/09/2011	EUR	200	268
12.000% due 12/29/2049		$10,100	11,037
Macquarie Bank Ltd.
3.300% due 07/17/2014		500	529
Merrill Lynch & Co., Inc.
0.533% due 06/05/2012		10,500	10,406
6.875% due 04/25/2018		500	548
6.875% due 11/15/2018		42	45
8.680% due 05/02/2017		95	106
8.950% due 05/18/2017		95	106
Metropolitan Life Global Funding I
0.689% due 07/13/2011		11,300	11,315
Morgan Stanley
2.786% due 05/14/2013		1,700	1,763
6.600% due 04/01/2012		40	43
7.300% due 05/13/2019		200	226
Mystic Re Ltd.
10.294% due 06/07/2011		1,100	1,119
Nationsbank Cap Trust III
0.839% due 01/15/2027		110	75
NIBC Bank NV
2.800% due 12/02/2014		50,000	51,585
Nomura Europe Finance NV
0.441% due 07/05/2011		17,800	17,685
Petroleum Export Ltd.
5.265% due 06/15/2011		121	121
Pricoa Global Funding I
5.400% due 10/18/2012		10,890	11,665
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	2,057
Regions Financial Corp.
7.750% due 11/10/2014		9,600	9,992
Royal Bank of Scotland Group PLC
0.686% due 04/08/2011		2,500	2,501
3.000% due 12/09/2011		3,900	3,982
4.875% due 03/16/2015		300	307
5.000% due 11/12/2013		100	99
7.640% due 03/29/2049		9,400	6,298
Santander U.S. Debt S.A. Unipersonal
1.103% due 03/30/2012		13,100	12,953
SLM Corp.
0.518% due 10/25/2011		2,000	1,973
1.356% due 06/17/2013	EUR	1,150	1,378
5.000% due 04/15/2015		$10,000	9,643
8.450% due 06/15/2018		10,000	10,408
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	950	1,703
Sumitomo Mitsui Banking Corp.
0.906% due 12/29/2049	JPY	200,000	2,453
SunTrust Bank
1.134% due 12/20/2011	EUR	2,200	2,857
Teco Finance, Inc.
6.750% due 05/01/2015		$125	141
UBS AG
1.384% due 02/23/2012		3,600	3,632
Wachovia Corp.
5.500% due 05/01/2013		400	436
Wells Fargo & Co.
7.980% due 03/29/2049		41,850	44,361

			649,945

INDUSTRIALS 10.6%
Abbott Laboratories
5.150% due 11/30/2012	20	22
Alcoa, Inc.
5.550% due 02/01/2017	400	416
America Movil SAB de C.V.
5.750% due 01/15/2015	75	83
Amgen, Inc.
6.150% due 06/01/2018	6,200	7,242
Anheuser-Busch InBev Worldwide, Inc.
4.125% due 01/15/2015	7,400	7,801
5.375% due 01/15/2020	6,900	7,490
AutoZone, Inc.
6.950% due 06/15/2016	800	927
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	90	98
BMW U.S. Capital LLC
4.250% due 12/22/2011	1,524	1,564
Colorado Interstate Gas Co.
6.800% due 11/15/2015	250	289
Comcast Corp.
4.950% due 06/15/2016	260	280
5.300% due 01/15/2014	225	245
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022	28	31
Cox Communications, Inc.
7.125% due 10/01/2012	17	19
Daimler Finance North America LLC
5.750% due 09/08/2011	1,700	1,757
5.875% due 03/15/2011	6,000	6,061
7.300% due 01/15/2012	7,169	7,619
Delta Air Lines Pass-Through Trust
7.111% due 03/18/2013	140	145
Devon Financing Corp. ULC
6.875% due 09/30/2011	29,135	30,443
Dow Chemical Co.
4.850% due 08/15/2012	17,600	18,561
6.000% due 10/01/2012	6,914	7,452
6.125% due 02/01/2011	7,610	7,636
Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	130	148
Gazprom Via Gaz Capital S.A.
8.625% due 04/28/2034	17,900	21,566
9.250% due 04/23/2019	300	370
General Electric Co.
5.000% due 02/01/2013	155	166
5.250% due 12/06/2017	47	51
General Mills, Inc.
5.650% due 09/10/2012	1,894	2,040
HCA, Inc.
7.875% due 02/01/2011	5,000	5,038
9.250% due 11/15/2016	300	321
JetBlue Airways Pass-Through Trust
0.676% due 12/15/2013	190	183
Kraft Foods, Inc.
6.250% due 06/01/2012	4,383	4,690
Kroger Co.
6.750% due 04/15/2012	10	11
Limited Brands, Inc.
6.900% due 07/15/2017	1,600	1,708
Lyondell Chemical Co.
8.000% due 11/01/2017	4,050	4,490
Marks & Spencer PLC
6.250% due 12/01/2017	1,600	1,708
Noble Group Ltd.
6.750% due 01/29/2020	3,000	3,334
Northrop Grumman Systems Corp.
7.125% due 02/15/2011	5	5
Pearson PLC
7.000% due 06/15/2011	7,510	7,714
Petrobras International Finance Co.
5.750% due 01/20/2020	2,000	2,085
7.875% due 03/15/2019	400	475
Philip Morris International, Inc.
4.875% due 05/16/2013	16,300	17,655
Reynolds American, Inc.
1.002% due 06/15/2011	3,700	3,705
6.750% due 06/15/2017	600	671
7.250% due 06/01/2012	4,420	4,728
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	6,728	7,114
RR Donnelley & Sons Co.
5.500% due 05/15/2015	25	25
6.125% due 01/15/2017	1,600	1,638
SABMiller PLC
6.200% due 07/01/2011	6,727	6,901
Target Corp.
5.875% due 03/01/2012	12	13
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,264
Time Warner Cable, Inc.
5.400% due 07/02/2012	7,000	7,434
6.200% due 07/01/2013	6,145	6,829
Time Warner, Inc.
5.875% due 11/15/2016	1,600	1,808
6.875% due 05/01/2012	12	13
UAL Pass-Through Trust
10.400% due 05/01/2018	111	128
Vale Overseas Ltd.
6.875% due 11/21/2036	400	441
Volvo Treasury AB
5.950% due 04/01/2015	500	544
Weyerhaeuser Co.
6.950% due 08/01/2017	100	108
7.500% due 03/01/2013	6,000	6,476
Wyeth
5.500% due 02/01/2014	35	39

		236,818

UTILITIES 3.0%
American Electric Power Co., Inc.
5.250% due 06/01/2015	400	439
AT&T, Inc.
5.100% due 09/15/2014	410	449
5.500% due 02/01/2018	352	392
6.250% due 03/15/2011	333	337
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,828
Dominion Resources, Inc.
5.150% due 07/15/2015	117	130
5.600% due 11/15/2016	250	282
5.700% due 09/17/2012	1,520	1,636
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	12,000	13,181
Majapahit Holding BV
7.750% due 01/20/2020	4,000	4,630
Nevada Power Co.
7.125% due 03/15/2019	1,130	1,333
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	400	437
NGPL PipeCo LLC
6.514% due 12/15/2012	13,225	14,280
Pacific Gas & Electric Co.
4.200% due 03/01/2011	150	151
4.800% due 03/01/2014	226	243
Progress Energy, Inc.
6.850% due 04/15/2012	179	192
PSEG Power LLC
5.320% due 09/15/2016	346	379
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	463
Qwest Corp.
6.500% due 06/01/2017	300	327
Southern California Edison Co.
5.000% due 01/15/2014	50	54
Southwestern Electric Power Co.
6.450% due 01/15/2019	135	148
Sprint Capital Corp.
8.375% due 03/15/2012	1,000	1,062
Verizon Communications, Inc.
5.350% due 02/15/2011	700	704
5.550% due 02/15/2016	312	350
6.100% due 04/15/2018	16,000	18,202
6.350% due 04/01/2019	17	20
Verizon Global Funding Corp.
7.375% due 09/01/2012	340	376
Vodafone Group PLC
5.625% due 02/27/2017	25	28

		66,053

Total Corporate Bonds & Notes (Cost $913,717)		952,816

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Transocean, Inc.
1.500% due 12/15/2037	11,000	10,890

Total Convertible Bonds & Notes (Cost $10,230)		10,890

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.0%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	106
7.500% due 04/01/2034	100	103
7.550% due 04/01/2039	100	104
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	101
Golden State, California Tobacco Securitization
Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	175

		589

ILLINOIS 0.1%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,091
Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.013% due 01/01/2019	250	237

		1,328

NEW JERSEY 0.4%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.302% due 06/15/2013	9,300	9,321

NEW YORK 0.0%
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.388% due 12/15/2013	345	303

TEXAS 0.0%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AGM Insured), Series 2001
5.250% due 05/15/2031	200	204

VIRGINIA 0.0%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	755	777

Total Municipal Bonds & Notes (Cost $12,609)		12,522

U.S. GOVERNMENT AGENCIES 35.7%
Fannie Mae
0.321% due 07/25/2037	1,807	1,783
0.500% due 10/30/2012	3,500	3,486
0.571% due 04/25/2037	1,683	1,688
0.661% due 11/25/2032	3	3
0.750% due 12/18/2013	11,100	10,984
1.000% due 09/23/2013	1,200	1,199
1.125% due 09/30/2013	16,500	16,547
1.250% due 08/20/2013	1,300	1,309
1.530% due 10/01/2044	95	93
1.625% due 10/26/2015	25,400	24,785
1.750% due 02/22/2013	200	204
1.896% due 04/01/2027	6	6
2.500% due 05/15/2014	300	312
2.629% due 02/01/2035	60	63
2.683% due 06/01/2035	6,767	7,069
2.750% due 02/05/2014	200	209
2.875% due 12/11/2013	2,800	2,945
3.000% due 09/16/2014	29,000	30,572
4.000% due 04/01/2023 - 02/01/2041	60,249	59,943
4.125% due 04/15/2014	8,800	9,605
4.375% due 10/15/2015	2,700	2,975
4.500% due 05/01/2023 - 02/01/2041	298,867	306,742
4.625% due 10/15/2013	3,400	3,734
4.805% due 01/01/2027	61	63
5.000% due 04/15/2015 - 01/01/2041	49,957	52,836
5.026% due 03/01/2034	132	141
5.269% due 11/01/2035	112	119
5.375% due 06/12/2017	1,400	1,614
5.500% due 01/01/2025 - 01/01/2041	65,005	69,712
5.621% due 05/01/2037	119	127
5.748% due 06/01/2036	103	110
5.783% due 05/01/2037	144	155
5.841% due 02/01/2037	147	159
6.000% due 09/25/2016 - 01/01/2039	11,000	12,043
6.241% due 10/01/2037	77	81
6.248% due 09/01/2036	104	112
6.465% due 12/25/2042	301	348
6.500% due 01/01/2013 - 06/25/2044	16,473	18,408
7.000% due 05/01/2012 - 05/01/2032	149	167
7.500% due 03/01/2015 - 07/25/2041	159	177
8.000% due 06/01/2015 - 08/01/2031	36	42
8.400% due 08/25/2019	1	1
12.000% due 05/01/2016	1	1
FDIC Structured Sale Guaranteed Notes
0.000% due 10/25/2011	9,800	9,747
Federal Farm Credit Bank
2.625% due 04/17/2014	35	37
Federal Home Loan Bank
3.125% due 12/13/2013	300	317
3.625% due 10/18/2013	100	107
Federal Housing Administration
7.430% due 06/01/2023	35	35
Freddie Mac
0.410% due 07/15/2019 - 08/15/2019	5,960	5,952
0.490% due 02/15/2019	204	205
0.515% due 11/26/2012	1,300	1,296
0.875% due 10/28/2013	1,600	1,593
1.750% due 09/10/2015	8,100	7,971
2.500% due 01/07/2014	300	312
3.000% due 07/28/2014	200	211
3.298% due 05/01/2035	117	123
4.125% due 09/27/2013	3,000	3,253
4.375% due 07/17/2015	1,600	1,767
4.500% due 01/15/2013 - 01/01/2041	28,690	29,915
4.875% due 11/15/2013	200	222
5.000% due 01/30/2014 - 04/18/2017	2,300	2,586
5.500% due 07/18/2016 - 01/01/2039	6,419	6,912
5.872% due 05/01/2037	191	204
6.000% due 09/01/2013 - 11/01/2037	1,367	1,499
6.500% due 12/01/2021 - 07/25/2043	500	557
7.000% due 04/01/2032 - 01/01/2033	105	119
7.500% due 05/01/2015	1	1
8.000% due 01/01/2012	1	1
8.400% due 08/15/2021	2	2
8.500% due 04/15/2025	177	206
Ginnie Mae
0.711% due 10/16/2030	20	21
0.861% due 02/16/2030	449	454
0.911% due 02/16/2030	279	282
2.625% due 07/20/2034	73	75
3.125% due 11/20/2017 - 11/20/2025	26	26
3.250% due 11/20/2034	7	7
3.375% due 03/20/2020 - 06/20/2032	10	10
3.500% due 12/20/2017	14	14
5.500% due 01/15/2017 - 08/20/2034	15,655	17,099
6.000% due 07/20/2015 - 10/15/2039	1,023	1,127
6.500% due 01/20/2034 - 05/15/2038	317	357
7.000% due 07/15/2031 - 12/15/2032	55	62
7.500% due 04/20/2027 - 01/15/2031	321	335
8.000% due 04/15/2017 - 11/15/2022	595	669
9.000% due 10/15/2017	1	2
9.500% due 08/15/2021 - 12/15/2021	11	13
Small Business Administration
4.340% due 03/01/2024	48	51
4.504% due 02/10/2014	18	19
4.727% due 02/10/2019	35,494	36,960
4.750% due 07/01/2025	12,406	13,222
5.130% due 09/01/2023	12	13
6.090% due 07/01/2011	13	13
6.640% due 02/01/2011	414	417
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,203
5.290% due 08/01/2017	5,000	5,501

Total U.S. Government Agencies (Cost $796,127)		796,774

U.S. TREASURY OBLIGATIONS 9.7%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	105	107
2.125% due 01/15/2019	28,216	31,263
3.875% due 04/15/2029	133	179
U.S. Treasury Notes
0.500% due 10/15/2013	13,200	13,055
0.500% due 11/15/2013	111,000	109,586
1.000% due 07/15/2013	1,000	1,005
1.125% due 06/15/2013	2,300	2,319
1.250% due 10/31/2015	10,300	9,970
1.375% due 11/30/2015	4,200	4,082
1.875% due 06/30/2015	13,688	13,745
2.125% due 05/31/2015 (e)(h)	30,700	31,194

Total U.S. Treasury Obligations (Cost $217,490)		216,505

MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Investment Trust
1.957% due 09/25/2045	6,592	5,773
2.261% due 02/25/2045	1,297	1,164
Banc of America Funding Corp.
2.861% due 05/25/2035	2,114	2,061
Bear Stearns Adjustable Rate Mortgage Trust
2.934% due 03/25/2035	405	388
3.102% due 02/25/2033	67	63
4.944% due 01/25/2035	194	182
5.668% due 02/25/2033	81	81
Bear Stearns Alt-A Trust
2.875% due 05/25/2035	3,153	2,468
2.955% due 09/25/2035	1,113	853
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	103
5.471% due 01/12/2045	300	321
Chase Mortgage Finance Corp.
6.000% due 03/25/2037	2,671	2,425
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	9,773	9,219
3.059% due 03/25/2034	160	159
5.873% due 09/25/2037	77	56
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	145	151
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	627

Countrywide Alternative Loan Trust
1.328% due 12/25/2035		206	133
6.000% due 10/25/2032		1	1
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 04/25/2035		279	191
2.920% due 02/20/2035		3,101	2,703
3.121% due 11/25/2034		1,804	1,466
Credit Suisse First Boston Mortgage Securities Corp.
0.882% due 03/25/2032		44	38
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		145	151
5.659% due 03/15/2039		100	105
6.214% due 02/15/2041		12,100	12,531
CW Capital Cobalt Ltd.
5.223% due 08/15/2048		145	151
First Horizon Alternative Mortgage Securities
2.570% due 09/25/2035		132	98
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	106
5.444% due 03/10/2039		200	211
GS Mortgage Securities Corp. II
0.356% due 03/06/2020		2,934	2,864
Harborview Mortgage Loan Trust
0.451% due 01/19/2038		10,745	7,219
Indymac ARM Trust
1.928% due 01/25/2032		61	46
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		315	328
5.742% due 02/12/2049		60	64
5.882% due 02/15/2051		395	419
JPMorgan Mortgage Trust
5.036% due 02/25/2035		1,105	1,109
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		280	257
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		235	244
5.485% due 03/12/2051		400	408
5.747% due 06/12/2050		150	155
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		1,239	959
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035		296	253
Morgan Stanley Capital I
5.692% due 04/15/2049		4,400	4,568
5.809% due 12/12/2049		310	332
Morgan Stanley Mortgage Loan Trust
4.569% due 06/25/2036		193	182
Prime Mortgage Trust
0.661% due 02/25/2019		45	44
0.661% due 02/25/2034		356	325
Residential Funding Mortgage Securities I
3.274% due 09/25/2035		619	453
5.387% due 09/25/2035		3,337	2,768
Structured Asset Mortgage Investments, Inc.
0.511% due 07/19/2035		1,519	1,319
Structured Asset Securities Corp.
2.679% due 02/25/2032		25	24
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046		1,296	1,279
Wachovia Bank Commercial Mortgage Trust
0.340% due 06/15/2020		3,297	3,085
5.509% due 04/15/2047		300	306
WaMu Mortgage Pass-Through Certificates
0.551% due 10/25/2045		855	727
1.528% due 11/25/2042		219	195
2.904% due 02/27/2034		6	6
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034		215	220
Wells Fargo Mortgage-Backed Securities Trust
2.761% due 11/25/2034		7,541	7,433
3.425% due 03/25/2036		3,489	3,103
4.911% due 01/25/2035		6,743	6,805

Total Mortgage-Backed Securities (Cost $88,898)			91,478

ASSET-BACKED SECURITIES 1.5%
Ally Auto Receivables Trust
1.320% due 03/15/2012		773	775
Asset-Backed Funding Certificates
0.321% due 01/25/2037		129	128
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		2,776	2,728
Centex Home Equity
4.670% due 09/25/2034		596	597
Conseco Finance
6.981% due 06/15/2032		38	38
7.550% due 04/15/2032		17	18
Countrywide Asset-Backed Certificates
0.311% due 05/25/2047		4	4
1.301% due 02/25/2035		57	56
First Franklin Mortgage Loan Asset-Backed Certificates
0.371% due 11/25/2036		12,500	11,681
First NLC Trust
0.611% due 12/25/2035		85	82
Ford Credit Auto Owner Trust
1.680% due 06/15/2012		10,072	10,103
Freemont Home Loan Owner Trust
1.051% due 12/25/2029		149	94
HSBC Home Equity Loan Trust
0.521% due 01/20/2035		20	19
0.551% due 01/20/2034		2,147	1,960
HSI Asset Securitization Corp. Trust
0.311% due 12/25/2036		106	105
JPMorgan Mortgage Acquisition Corp.
0.321% due 11/25/2036		59	59
Long Beach Mortgage Loan Trust
0.541% due 10/25/2034		87	72
Nationstar Home Equity Loan Trust
0.321% due 06/25/2037		743	731
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		4,500	4,534
Residential Asset Securities Corp.
0.631% due 09/25/2035		80	79
SLM Student Loan Trust
0.588% due 01/25/2015		352	353
Structured Asset Securities Corp.
0.491% due 07/25/2035		110	103

Total Asset-Backed Securities (Cost $33,464)			34,319

SOVEREIGN ISSUES 4.1%
Brazil Government International Bond
6.000% due 01/17/2017		20,000	22,730
Canada Government International Bond
1.500% due 12/01/2012	CAD	37,900	37,997
3.000% due 12/01/2015		300	310
Export-Import Bank of Korea
5.125% due 06/29/2020		$1,000	1,034
5.875% due 01/14/2015		5,200	5,641
8.125% due 01/21/2014		500	573
Hydro Quebec
0.525% due 09/29/2049		5,000	3,890
Japan Finance Organization for Municipalities
5.875% due 03/14/2011		125	126
Korea Development Bank
3.250% due 03/09/2016		8,000	7,798
Korea Government Bond
4.250% due 06/01/2013		135	141
Korea Housing Finance Corp.
4.125% due 12/15/2015		5,000	5,052
Panama Government International Bond
7.250% due 03/15/2015		700	812
Province of Ontario Canada
4.200% due 03/08/2018	CAD	100	106
4.300% due 03/08/2017		500	535
4.400% due 06/02/2019		1,100	1,167
5.500% due 06/02/2018		300	342
Province of Quebec Canada
4.500% due 12/01/2016		100	108
4.875% due 05/05/2014		$220	244
5.125% due 11/14/2016		25	28
Societe Financement de l’Economie Francaise
0.489% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	2,000	2,712
South Africa Government International Bond
7.375% due 04/25/2012		$50	54

Total Sovereign Issues (Cost $92,144)			92,403

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
American International Group, Inc.
8.500% due 08/01/2011		4,000	35
Wells Fargo & Co.
7.500% due 12/31/2049		16,800	16,809

			16,844

CONSUMER DISCRETIONARY 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	33

Total Convertible Preferred Securities (Cost $12,995)			16,877

PREFERRED SECURITIES 1.4%
BANKING & FINANCE 1.4%
Citigroup, Inc.
6.150% due 03/06/2032		1,455,000	18,985
DG Funding Trust
0.681% due 03/06/2032		912	6,963
Farm Credit Bank
10.000% due 03/06/2032		4,000	4,321

Total Preferred Securities (Cost $34,092)			30,269

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.9%
CORPORATE BONDS & NOTES 1.6%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		$5,600	5,458
BellSouth Corp.
4.295% due 04/26/2021		27,500	27,829
WM Wrigley Jr. Co.
1.664% due 06/28/2011		2,500	2,502

			35,789

REPURCHASE AGREEMENTS 1.1%
RBS Securities, Inc.
0.050% due 01/03/2011		21,000	21,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 4.500% due 02/15/2036 valued at $21,561. Repurchase proceeds are $21,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		3,235	3,235
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $3,300. Repurchase proceeds are $3,235.)

			24,235

JAPAN TREASURY BILLS 5.0%
0.126% due 03/14/2011	JPY	9,110,000	112,180

U.S. TREASURY BILLS 0.3%
0.153% due 01/06/2011 - 06/23/2011 (b)(e)(f)		$6,990	6,986

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 9.9%
		22,087,920	221,233

Total Short-Term Instruments (Cost $396,406)			400,423

Total Investments 118.9% (Cost $2,610,548)			$2,657,710
Written Options (j) (0.3%) (Premiums $5,004)			(6,613)
Other Assets and Liabilities (Net) (18.6%)			(416,184)

Net Assets 100.0%			$2,234,913

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $3,880 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $5,616 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $14,467 at a weighted average interest rate of 0.042%. On December 31, 2010, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $4,021 has been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	354	$(104)
90-Day Eurodollar December Futures	Long	12/2012	198	(391)
90-Day Eurodollar June Futures	Long	06/2011	800	194
90-Day Eurodollar June Futures	Long	06/2012	494	(466)
90-Day Eurodollar June Futures	Long	06/2013	17	(34)
90-Day Eurodollar March Futures	Long	03/2011	1,933	245
90-Day Eurodollar March Futures	Long	03/2012	565	(320)
90-Day Eurodollar March Futures	Long	03/2013	131	(288)
90-Day Eurodollar September Futures	Long	09/2011	111	61
90-Day Eurodollar September Futures	Long	09/2012	575	(907)
90-Day Eurodollar September Futures	Long	09/2013	67	(176)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	11	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2012	11	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2012	11	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2012	11	(14)

				$(2,225)

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.061%	$25,000	$(59)	$(310)	$251
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.061%	1,000	(2)	(15)	13
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.033%	3,400	(4)	(39)	35
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.061%	1,200	(3)	(12)	9
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.061%	200	0	(1)	1
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.061%	500	(1)	(5)	4
China Government International Bond	RBS	1.000%	03/20/2015	0.578%	10,000	177	137	40
China Government International Bond	UBS	1.000%	03/20/2015	0.578%	25,000	442	355	87
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.538%	300	0	(2)	2
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.538%	200	0	(1)	1
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.538%	300	0	(2)	2
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.538%	800	1	(5)	6
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	0.807%	30,000	236	(1,100)	1,336
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	0.917%	3,900	17	2	15
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	0.807%	10,000	79	(366)	445
France Government Bond	CITI	0.250%	12/20/2015	1.062%	3,900	(148)	(102)	(46)
France Government Bond	GSC	0.250%	12/20/2015	1.062%	7,700	(293)	(206)	(87)
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.860%	11/20/2011	0.935%	5,700	2	0	2
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	0.935%	12,100	204	0	204
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	0.993%	15,000	109	0	109
General Electric Capital Corp.	JPM	5.000%	09/20/2011	0.520%	3,400	117	159	(42)
General Electric Capital Corp.	RBS	1.270%	06/20/2013	0.993%	10,000	73	0	73
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.593%	200	0	(1)	1
Japan Government International Bond	BOA	1.000%	03/20/2016	0.718%	400	6	6	0
Japan Government International Bond	JPM	1.000%	03/20/2015	0.590%	700	12	8	4
South Korea Government Bond	HSBC	1.000%	12/20/2015	0.934%	3,900	14	31	(17)
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.637%	2,000	30	13	17
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.616%	200	3	1	2
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.637%	4,900	75	24	51
United Kingdom Gilt	UBS	1.000%	12/20/2015	0.715%	50,000	697	750	(53)

						$1,784	$(681)	$2,465

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BCLY	5.000%	06/20/2015	$1,100	$141	$117	$24
CDX.EM-13 5-Year Index	CSFB	5.000%	06/20/2015	600	77	79	(2)
CDX.EM-13 5-Year Index	HSBC	5.000%	06/20/2015	45,800	5,879	5,886	(7)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	600	77	68	9
CDX.EM-13 5-Year Index	MSC	5.000%	06/20/2015	1,200	154	134	20
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	1,100	152	137	15
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,100	152	144	8
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	300	42	38	4
CDX.EM-14 5-Year Index	HSBC	5.000%	12/20/2015	5,700	789	744	45
CDX.EM-14 5-Year Index	MSC	5.000%	12/20/2015	500	69	65	4
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	5,970	26	0	26
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	21	0	21
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,348	7	0	7
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	11,200	352	273	79
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	2,400	75	54	21
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	600	19	(3)	22
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	1,400	44	21	23
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	12,635	169	0	169
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	101	0	101
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	579	7	0	7
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,640	15	0	15
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,025	15	0	15
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	11,100	82	(52)	134
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	301,500	2,215	362	1,853
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	5,400	39	(21)	60
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	3,300	24	(19)	43
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	1,700	13	(8)	21
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	3,700	27	(19)	46

					$10,785	$8,000	$2,785

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	2,600	$(27)	$(47)	$20
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		4,100	21	7	14
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		4,800	25	10	15
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		3,500	28	16	12
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		6,300	19	0	19
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		3,800	12	0	12
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	125	(2)	127
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	125	(2)	127
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	36	2	34
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		105,800	409	(3)	412
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		1,000	3	(1)	4
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		13,100	57	4	53
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		6,600	28	2	26
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		55,000	201	0	201
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,800	12	4	8
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,600	21	11	10
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		11,000	83	32	51
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		8,900	78	34	44
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		1,800	12	0	12
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		4,000	34	(1)	35
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		2,000	19	6	13
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		900	13	6	7
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		114,000	1,787	946	841
Pay	3-Month USD-LIBOR	4.000%	06/16/2017	RBS		$700	58	37	21
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	18,200	243	0	243

							$3,422	$1,061	$2,361

(j)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar September Futures	$99.375	09/19/2011	113	$45	$64
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	113	75	48

				$120	$112

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	$29,200	$60	$142
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	23,000	194	312
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,800	19	38
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	93,400	808	1,267
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,400	66	93
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	35,600	341	449
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	22,200	245	280
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	31,100	323	469
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	12,000	131	151
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	25,700	270	324
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	25,000	245	377
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	43,400	347	547
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	3,200	45	48
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	6,000	83	89
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	2,900	40	43
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	3,000	41	45
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	6,800	96	101

							$3,354	$4,775

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011	$125,000	$412	$385
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011	125,000	544	457

						$956	$842

Straddle Options

Description	Counterparty	Exercise Price (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$14,700	$78	$119
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	13,600	69	110
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	25,600	283	431
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	13,300	144	224

					$574	$884

(5)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

(k)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	800	01/2011	BNP	$25	$0	$25
Buy		4,919	01/2011	CSFB	340	0	340
Buy	BRL	64,767	03/2011	CITI	543	0	543
Buy		186	09/2011	BOA	6	0	6
Buy		186	09/2011	MSC	6	0	6
Buy	CAD	1,515	02/2011	BNP	36	0	36
Buy		1,305	02/2011	BOA	23	0	23
Buy		18,593	02/2011	DUB	223	0	223
Buy		204	02/2011	MSC	4	0	4
Buy		610	02/2011	RBC	14	0	14
Buy	CHF	314	02/2011	RBC	20	0	20
Buy	CNY	2,807	04/2011	BCLY	4	0	4
Buy		1,416	04/2011	CSFB	2	0	2
Buy		57,859	04/2011	DUB	206	0	206
Buy		946	04/2011	HSBC	1	0	1
Buy		708	04/2011	JPM	1	0	1
Buy		1,881	11/2011	BCLY	0	(2)	(2)
Buy		11,313	11/2011	CITI	10	0	10
Buy		7,009	11/2011	JPM	0	(6)	(6)
Sell	EUR	135	01/2011	BCLY	0	(4)	(4)
Sell		1,099	01/2011	BNP	0	(23)	(23)
Sell		2,012	01/2011	BOA	0	(42)	(42)
Buy		7,642	01/2011	CITI	0	(127)	(127)
Sell		14,940	01/2011	CITI	781	(6)	775
Sell		1,395	01/2011	CSFB	4	(5)	(1)
Sell		3,703	01/2011	MSC	36	(57)	(21)
Sell		656	01/2011	RBC	0	(7)	(7)
Sell		100	01/2011	RBS	0	(1)	(1)
Sell		1,082	01/2011	UBS	0	(19)	(19)
Sell	GBP	1,497	03/2011	BCLY	2	0	2
Sell		1,497	03/2011	DUB	2	0	2
Sell		998	03/2011	RBS	5	0	5
Buy	IDR	19,156,193	04/2011	CITI	0	0	0
Buy		2,769,000	04/2011	JPM	6	0	6
Buy		5,478,000	04/2011	MSC	5	0	5
Buy		11,383,000	07/2011	CITI	0	(5)	(5)
Buy		2,318,400	07/2011	HSBC	3	0	3
Buy		5,939,000	07/2011	JPM	1	0	1
Buy		11,518,000	10/2011	DUB	0	(1)	(1)
Buy		24,314,375	10/2011	RBS	0	(15)	(15)
Buy	INR	45,660	01/2011	BCLY	20	0	20
Sell		30,000	01/2011	BCLY	0	(11)	(11)
Buy		54,576	01/2011	CITI	19	0	19
Sell		44,000	01/2011	JPM	0	(21)	(21)
Sell		26,236	01/2011	RBS	0	(7)	(7)
Buy		20,606	03/2011	BCLY	1	0	1
Buy		38,236	03/2011	RBS	8	(1)	7
Buy		30,000	05/2011	BCLY	11	0	11
Buy		23,225	05/2011	BOA	10	0	10
Buy		44,000	05/2011	JPM	21	0	21
Buy	JPY	41,320	01/2011	BCLY	13	0	13
Buy		176,232	01/2011	CITI	45	0	45
Buy		314,426	01/2011	CSFB	132	0	132
Sell		455,780	01/2011	GSC	0	(199)	(199)
Buy		43,725	01/2011	JPM	10	0	10
Buy		90,790	01/2011	MSC	8	0	8
Buy		83,867	01/2011	RBC	32	0	32
Sell		271,298	01/2011	RBC	0	(120)	(120)
Buy		21,008	01/2011	RBS	6	0	6
Sell		542,596	01/2011	RBS	0	(228)	(228)
Buy		141,493	01/2011	UBS	31	0	31
Sell		9,110,000	03/2011	CITI	0	(3,132)	(3,132)
Buy	KRW	346,230	01/2011	CITI	6	0	6
Buy		1,037,190	01/2011	JPM	17	0	17
Sell		7,527,500	01/2011	JPM	0	(132)	(132)
Buy		6,144,080	01/2011	MSC	39	(9)	30
Buy		479,500	05/2011	BCLY	0	(4)	(4)
Buy		341,490	05/2011	BOA	2	0	2
Buy		2,527,440	05/2011	CITI	2	(16)	(14)
Buy		339,729	05/2011	GSC	0	(2)	(2)
Buy		616,250	05/2011	HSBC	4	(2)	2
Buy		10,986,370	05/2011	JPM	171	(11)	160
Buy		1,346,556	05/2011	MSC	0	(10)	(10)
Buy		544,000	05/2011	RBS	0	0	0
Buy		232,300	05/2011	UBS	5	0	5
Buy	MXN	33,122	02/2011	BCLY	73	0	73
Buy		61,121	02/2011	BOA	164	0	164
Buy		27,502	02/2011	CITI	24	(5)	19
Buy		1,273	02/2011	DUB	3	0	3
Buy		10,061	02/2011	JPM	12	0	12
Buy		115,439	02/2011	MSC	119	(4)	115
Buy		26,207	02/2011	UBS	15	0	15
Buy	MYR	3,770	02/2011	BCLY	17	0	17
Buy		1,320	02/2011	CITI	5	0	5
Buy		2,330	02/2011	DUB	10	0	10
Buy		930	02/2011	HSBC	4	0	4
Buy		3,252	02/2011	JPM	12	0	12
Buy		1,240	02/2011	RBS	5	0	5
Buy	PHP	26,469	02/2011	CITI	9	0	9
Buy		13,218	02/2011	JPM	4	0	4
Buy		8,496	04/2011	BCLY	0	(4)	(4)
Buy		17,600	04/2011	BOA	6	0	6
Buy		17,358	04/2011	CITI	1	(1)	0
Buy		17,393	04/2011	JPM	3	(2)	1
Buy		129,125	06/2011	BCLY	77	0	77
Buy		5,000	06/2011	BOA	0	(1)	(1)
Buy		66,025	06/2011	CITI	8	(12)	(4)
Buy		20,410	06/2011	DUB	3	(1)	2
Buy		8,841	06/2011	HSBC	2	0	2
Buy		65,165	06/2011	JPM	28	(1)	27
Buy		81,123	11/2011	CITI	20	(2)	18
Buy		11,012	11/2011	DUB	4	0	4
Buy		13,176	11/2011	GSC	3	0	3
Buy		35,061	11/2011	JPM	9	(2)	7
Buy	SGD	1,314	01/2011	JPM	24	0	24
Sell		1,314	01/2011	RBS	0	(26)	(26)
Buy		257	02/2011	CITI	0	0	0
Buy		1,175	02/2011	HSBC	16	0	16
Buy		522	02/2011	MSC	7	0	7
Buy		396	03/2011	CITI	9	0	9
Buy		386	03/2011	GSC	0	0	0
Buy		1,837	03/2011	HSBC	32	0	32
Buy		776	03/2011	JPM	5	0	5
Buy		264	03/2011	MSC	6	0	6
Buy		257	06/2011	CITI	0	0	0
Buy		1,727	06/2011	DUB	21	0	21
Buy		2,010	06/2011	GSC	17	0	17
Buy		1,622	06/2011	JPM	14	0	14
Buy		1,314	06/2011	RBS	26	0	26
Buy	TRY	1,041	01/2011	BCLY	0	(28)	(28)
Buy		1,370	01/2011	CITI	0	(15)	(15)
Buy		151	01/2011	CSFB	0	(3)	(3)
Buy		2,670	01/2011	HSBC	0	(76)	(76)
Buy		2,692	01/2011	JPM	0	(61)	(61)
Buy		310	01/2011	MSC	0	0	0
Buy		311	01/2011	UBS	1	0	1
Buy	TWD	5,960	01/2011	DUB	13	0	13
Sell		18,268	01/2011	DUB	0	(18)	(18)
Buy		3,649	01/2011	JPM	10	0	10
Buy		5,617	01/2011	MSC	15	0	15
Buy		3,042	01/2011	UBS	9	0	9
Buy		8,093	04/2011	BOA	17	0	17
Buy		23,868	04/2011	DUB	38	0	38
Buy		8,304	04/2011	JPM	16	0	16
Buy	ZAR	2,185	01/2011	BCLY	31	0	31
Buy		39,074	01/2011	HSBC	332	0	332
Buy		4,277	01/2011	JPM	47	0	47
Buy		2,090	01/2011	MSC	16	0	16
Buy		2,091	04/2011	JPM	12	0	12
Buy		2,093	04/2011	MSC	13	0	13
Buy		2,281	09/2011	BCLY	34	0	34
Buy		1,520	09/2011	MSC	23	0	23
Buy		760	09/2011	UBS	11	0	11

					$4,377	$(4,487)	$(110)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$2,434	$0	$2,434
Corporate Bonds & Notes
Banking & Finance	0	646,374	3,571	649,945
Industrials	0	236,515	303	236,818
Utilities	0	66,053	0	66,053
Convertible Bonds & Notes
Industrials	0	10,890	0	10,890
Municipal Bonds & Notes
California	0	589	0	589
Illinois	0	1,328	0	1,328
New Jersey	0	9,321	0	9,321
New York	0	303	0	303
Texas	0	204	0	204
Virginia	0	777	0	777
U.S. Government Agencies	0	796,739	35	796,774
U.S. Treasury Obligations	0	216,505	0	216,505
Mortgage-Backed Securities	0	91,478	0	91,478
Asset-Backed Securities	0	34,319	0	34,319
Sovereign Issues	0	92,403	0	92,403
Convertible Preferred Securities
Banking & Finance	16,844	0	0	16,844
Consumer Discretionary	0	33	0	33
Preferred Securities
Banking & Finance	0	23,306	6,963	30,269
Short-Term Instruments
Corporate Bonds & Notes	0	30,331	5,458	35,789
Repurchase Agreements	0	24,235	0	24,235
Japan Treasury Bills	0	112,180	0	112,180
U.S. Treasury Bills	0	6,986	0	6,986
PIMCO Short-Term Floating NAV Portfolio	221,233	0	0	221,233
	$238,077	$2,403,303	$16,330	$2,657,710

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	5,504	0	5,504
Foreign Exchange Contracts	0	4,377	0	4,377
Interest Rate Contracts	501	2,360	0	2,861
	$501	$12,241	$0	$12,742

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,096)	0	(1,096)
Foreign Exchange Contracts	0	(4,487)	0	(4,487)
Interest Rate Contracts	(2,726)	(4,887)	(883)	(8,496)
	$(2,726)	$(10,470)	$(883)	$(14,079)

Totals	$235,852	$2,405,074	$15,447	$2,656,373

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,123	$0	$0	$(4)	$0	$333	$1,119	$0	$3,571	$333
Industrials	0	0	0	0	0	0	303	0	303	0
U.S. Government Agencies	232	0	(197)	0	(1)	1	0	0	35	0
Preferred Securities
Banking & Finance	7,433	0	0	0	0	(470)	0	0	6,963	(470)
Short-Term Instruments
Corporate Bonds & Notes	0	5,458	0	2	0	(2)	0	0	5,458	(2)

	$9,788	$5,458	$(197)	$(2)	$(1)	$(138)	$1,422	$0	$16,330	$(139)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(15)	0	0	0	20	(5)	0	0	0	0
Interest Rate Contracts	0	0	(574)	0	0	(309)	0	0	(883)	(309)

	$(15)	$0	$(574)	$0	$20	$(314)	$0	$0	$(883)	$(309)

Totals	$9,773	$5,458	$(771)	$(2)	$19	$(452)	$1,422	$0	$15,447	$(448)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Money Market Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.0%
ASSET BACKED COMMERCIAL PAPER 4.4%
Straight-A Funding LLC
0.260% due 01/03/2011	$6,500	$6,500
0.260% due 01/05/2011	19,250	19,250

		25,750

CERTIFICATES OF DEPOSIT 0.0%
BNP Paribas
0.361% due 01/22/2011	100	100

FINANCIAL COMPANY COMMERCIAL PAPER 7.0%
Bank of America Corp.
0.300% due 01/10/2011	12,000	11,999
BNP Paribas Finance, Inc.
0.300% due 01/05/2011	6,000	6,000
Citigroup Funding, Inc.
0.270% due 01/05/2011	5,400	5,400
0.300% due 02/07/2011	5,400	5,399
Rabobank U.S.A. Financial Corp.
0.330% due 04/04/2011	12,000	11,990

		40,788

GOVERNMENT AGENCY DEBT 23.7%
Citibank N.A.
0.453% due 03/30/2011 (b)	1,350	1,351
Federal Home Loan Bank
0.166% due 07/25/2011	27,000	26,989
0.540% due 05/24/2011	31,000	30,998
0.560% due 05/27/2011	7,100	7,099
General Electric Capital Corp.
0.382% due 03/11/2011 (b)	5,200	5,202
Goldman Sachs Group, Inc.
0.382% due 03/15/2011 (b)	20,700	20,706
1.625% due 07/15/2011 (b)	1,950	1,962
JPMorgan Chase & Co.
0.364% due 02/23/2011 (b)	1,200	1,200
0.420% due 04/01/2011 (b)	24,000	24,011
SunTrust Bank
3.000% due 11/16/2011 (b)	18,000	18,407

		137,925

OTHER COMMERCIAL PAPER 0.4%
BP Capital Markets PLC
0.870% due 11/07/2011	2,000	1,985

OTHER NOTES 2.9%
AT&T Corp.
7.300% due 11/15/2011	1,061	1,122
Bear Stearns Cos. LLC
0.482% due 11/28/2011	1,300	1,300
Goldman Sachs Group, Inc.
0.506% due 02/07/2011	763	763
Metropolitan Life Global Funding I
0.689% due 07/13/2011	1,500	1,501
5.125% due 11/09/2011	2,328	2,418
Svenska Handelsbanken AB
0.390% due 04/02/2011	10,000	9,999

		17,103

TREASURY DEBT 9.3%
U.S. Treasury Bills
0.124% due 01/06/2011 - 11/17/2011 (a)	54,300	54,289

TREASURY REPURCHASE AGREEMENTS 52.3%
Banc of America Securities LLC
0.280% due 01/03/2011	13,000	13,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $13,263. Repurchase proceeds are $13,000.)
Barclays Capital, Inc.
0.170% due 01/10/2011	28,000	28,000
(Dated 12/21/2010. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $28,598. Repurchase proceeds are $28,000.)
0.250% due 01/03/2011	52,000	52,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $2,054; U.S. Treasury Bonds 4.375% due 05/15/2040 valued at $51,836. Repurchase proceeds are $52,000.)
BNP Paribas Securities Corp.
0.180% due 01/03/2011	48,500	48,500
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.500% due 01/15/2029 valued at $50,299. Repurchase proceeds are $48,500.)
Citigroup Global Markets, Inc.
0.270% due 01/03/2011	13,000	13,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 0.750% due 11/30/2011 valued at $13,275. Repurchase proceeds are $13,000.)
Credit Suisse Securities (USA) LLC
0.280% due 01/03/2011	50,000	50,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 12/31/2015 valued at $51,194. Repurchase proceeds are $50,000.)
Deutsche Bank Securities, Inc.
0.200% due 01/03/2011	50,000	50,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $51,190. Repurchase proceeds are $50,000.)
J.P. Morgan Securities, Inc.
0.280% due 01/03/2011	25,000	25,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $25,717. Repurchase proceeds are $25,000.)
RBS Securities, Inc.
0.250% due 01/03/2011	24,000	24,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Bonds 5.000% due 05/15/2037 valued at $24,718. Repurchase proceeds are $24,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011	555	555
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $567. Repurchase proceeds are $555.)

		304,055

Total Short-Term Instruments (Cost $581,995)		581,995

Total Investments 100.0% (Cost $581,995)		$581,995
Other Assets and Liabilities (Net) (0.0%)		(158)

Net Assets 100.0%		$581,837

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield.

(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Short-Term Instruments
Asset Backed Commercial Paper	$0	$25,750	$0	$25,750
Certificates of Deposit	0	100	0	100
Financial Company Commercial Paper	0	40,788	0	40,788
Government Agency Debt	0	137,925	0	137,925
Other Commercial Paper	0	1,985	0	1,985
Other Notes	0	17,103	0	17,103
Treasury Debt	0	54,289	0	54,289
Treasury Repurchase Agreements	0	304,055	0	304,055
	$0	$581,995	$0	$581,995

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 110.8%
Fannie Mae
0.000% due 07/25/2022 (c)	$31	$27
0.321% due 12/25/2036	5,834	5,762
0.381% due 03/25/2034	1,003	994
0.411% due 08/25/2034 - 10/25/2035	13,001	12,726
0.501% due 06/25/2033	128	121
0.521% due 06/25/2032	345	318
0.561% due 03/25/2018	604	607
0.601% due 11/25/2032	243	234
0.611% due 11/25/2032	26	26
0.661% due 04/18/2028	5	5
0.711% due 05/25/2023	775	780
0.761% due 03/25/2017 - 07/25/2034	2,170	2,153
0.771% due 10/25/2031	197	197
0.931% due 02/25/2024	544	551
1.261% due 04/25/2032	533	547
1.281% due 04/25/2023	2	2
1.356% due 05/01/2033	443	451
1.530% due 08/01/2042 - 10/01/2044	3,693	3,702
2.038% due 01/01/2035	529	548
2.062% due 05/01/2035	97	101
2.063% due 05/01/2035	610	634
2.069% due 03/01/2032	86	89
2.088% due 08/01/2027	798	830
2.121% due 01/01/2035	111	116
2.137% due 12/01/2034 - 01/01/2035	184	191
2.139% due 01/01/2035	168	175
2.142% due 03/01/2035	18	18
2.145% due 12/01/2034	162	167
2.199% due 12/01/2034	745	769
2.231% due 02/01/2035	92	96
2.233% due 04/01/2035	749	776
2.300% due 11/01/2034	51	53
2.315% due 02/01/2035	230	239
2.333% due 11/01/2035	262	269
2.364% due 03/01/2035	105	109
2.375% due 03/01/2027	92	95
2.385% due 10/01/2028	12	13
2.400% due 12/01/2035	867	902
2.452% due 03/01/2035	54	56
2.454% due 01/01/2035	104	108
2.497% due 04/01/2033	252	263
2.524% due 10/01/2035	45	46
2.593% due 02/01/2035	65	67
2.599% due 05/01/2035	317	330
2.609% due 07/01/2035	244	255
2.623% due 09/01/2034	729	754
2.631% due 02/01/2035 - 05/25/2035	571	590
2.643% due 10/01/2035	149	156
2.650% due 06/01/2030	17	17
2.682% due 02/01/2035 - 08/01/2036	1,751	1,834
2.685% due 07/01/2035	111	116
2.737% due 02/01/2035	121	126
2.880% due 10/01/2032	272	272
2.884% due 09/01/2035	702	734
2.904% due 07/01/2035	162	169
3.500% due 01/01/2026 - 01/01/2041	15,000	14,798
4.000% due 06/01/2013 - 01/01/2041	50,254	50,904
4.478% due 05/01/2023	17	17
4.500% due 08/01/2020 - 01/01/2041	54,026	55,855
5.000% due 01/01/2019 - 01/01/2041	67,918	71,696
5.075% due 11/01/2018	1	1
5.318% due 11/01/2035	522	557
5.325% due 11/01/2035	432	461
5.500% due 02/01/2014 - 01/01/2041	40,314	43,222
5.568% due 02/01/2036	346	362
5.990% due 08/01/2017	1,100	1,234
6.000% due 07/01/2017 - 09/01/2038	34,319	37,596
6.500% due 06/01/2021 - 01/01/2039	23,712	26,644
7.000% due 09/25/2023	2	2
7.500% due 09/01/2034	3	3
7.750% due 08/25/2022	34	40
8.200% due 04/25/2025	6	7
Federal Housing Administration
7.430% due 06/01/2019	230	229
Freddie Mac
0.196% due 05/04/2011	68	68
0.410% due 08/15/2019	1,459	1,457
0.560% due 04/15/2017	63	63
0.660% due 06/15/2032 - 12/15/2032	536	539
0.710% due 12/15/2031	279	280
0.760% due 09/15/2030	30	30
1.212% due 02/15/2021	487	487
1.542% due 10/25/2044 - 02/25/2045	2,857	2,802
2.490% due 01/01/2034	48	50
2.505% due 11/01/2031	67	70
2.564% due 01/01/2035	123	127
2.592% due 02/01/2035	28	29
2.611% due 02/01/2028	164	171
2.622% due 02/01/2035	25	26
2.624% due 04/01/2035	410	427
2.625% due 07/01/2030	11	12
2.653% due 10/01/2036	986	1,031
2.705% due 05/01/2032	40	40
2.770% due 01/01/2035	2,829	2,955
2.801% due 06/01/2035	89	94
2.828% due 03/01/2034	1,011	1,057
2.833% due 09/01/2035	555	580
2.890% due 03/01/2035	47	49
2.913% due 02/01/2018	40	41
2.931% due 02/01/2035	69	72
3.004% due 09/01/2035	3,008	3,156
3.500% due 12/15/2022	1	1
3.650% due 08/01/2036	103	108
4.000% due 07/01/2039 - 01/01/2041	16,747	16,634
4.500% due 03/15/2021 - 01/01/2041	41,021	42,056
4.680% due 03/01/2035	262	274
4.803% due 08/01/2025	5	5
4.838% due 11/01/2028	4	5
5.000% due 09/01/2033 - 01/01/2041	23,803	24,992
5.158% due 05/01/2035	331	350
5.500% due 12/01/2017 - 02/01/2040	39,141	41,824
6.000% due 11/01/2036 - 08/01/2039	22,942	24,895
6.500% due 12/15/2023 - 05/15/2028	1,085	1,213
8.000% due 06/15/2026	16	19
Ginnie Mae
0.361% due 04/20/2036	6,024	5,998
0.461% due 02/16/2032 - 07/16/2032	300	300
0.511% due 08/16/2032	1,245	1,246
0.811% due 04/16/2032	257	259
2.625% due 07/20/2022 - 08/20/2026	36	37
3.125% due 12/20/2021 - 11/20/2023	18	19
3.375% due 02/20/2017 - 03/20/2027	23	24
3.500% due 02/20/2018 - 01/01/2041	19,000	18,328
4.000% due 03/20/2016 - 02/01/2041	27,049	27,139
4.500% due 08/20/2033 - 01/01/2041	26,821	27,903
5.000% due 01/01/2041	13,000	13,823
5.500% due 02/15/2038 - 01/01/2041	16,843	18,209
6.000% due 02/15/2032 - 01/01/2041	10,631	11,724
6.500% due 07/15/2024 - 01/01/2041	3,360	3,808
7.500% due 08/15/2027	2	3
Total U.S. Government Agencies (Cost $634,367)		641,823
MORTGAGE-BACKED SECURITIES 16.0%
American Home Mortgage Assets
0.551% due 08/25/2037	2,000	325
American Home Mortgage Investment Trust
0.501% due 05/25/2047	348	53
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	3,366	3,517
5.889% due 07/10/2044	3,000	3,209
Banc of America Funding Corp.
0.551% due 05/20/2035	181	109
5.893% due 01/20/2047	1,402	1,018
Banktrust Mortgage Trust
5.700% due 12/01/2023	33	33
Bear Stearns Alt-A Trust
0.481% due 12/25/2046 (a)	152	4
4.720% due 08/25/2036 (a)	6,000	1,909
5.091% due 11/25/2036	2,338	1,633
CBA Commercial Small Balance Commercial Mortgage
0.541% due 12/25/2036	636	497
CC Mortgage Funding Corp.
0.391% due 05/25/2048	1,894	867
0.541% due 01/25/2035	106	84
Citigroup Mortgage Loan Trust, Inc.
1.061% due 08/25/2035	1,183	781
Commercial Mortgage Pass-Through Certificates
0.486% due 02/05/2019	2,000	1,935
Countrywide Alternative Loan Trust
0.461% due 07/20/2046	271	127
0.471% due 05/25/2035	1,054	704
0.491% due 08/25/2046	241	51
0.511% due 09/25/2046	450	89
0.511% due 10/25/2046	262	97
0.521% due 07/25/2046	450	86
0.531% due 05/25/2036	251	52
0.541% due 09/20/2046	450	98

0.601% due 10/25/2046	450	40
0.611% due 06/25/2037	395	77
0.631% due 11/25/2035	90	22
0.681% due 12/25/2035	144	59
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 02/25/2035	30	20
0.551% due 04/25/2035	648	443
0.561% due 04/25/2046	283	75
0.581% due 03/25/2035	487	312
0.601% due 03/25/2036	159	53
0.611% due 02/25/2036	164	48
0.721% due 09/25/2034	570	178
3.431% due 04/25/2035	1,256	847
5.030% due 02/25/2047	3,536	2,184
5.185% due 03/25/2037	3,464	2,133
Greenpoint Mortgage Funding Trust
0.461% due 10/25/2046	439	114
0.461% due 12/25/2046	450	105
0.491% due 06/25/2045	502	330
0.531% due 04/25/2036	246	53
0.581% due 09/25/2046	450	18
0.601% due 10/25/2046	449	70
GSR Mortgage Loan Trust
0.521% due 08/25/2046	319	68
Harborview Mortgage Loan Trust
0.511% due 09/19/2046	216	41
Homebanc Mortgage Trust
0.441% due 12/25/2036	460	347
Indymac Index Mortgage Loan Trust
0.461% due 11/25/2046	444	111
0.511% due 02/25/2037	450	123
JPMorgan Alternative Loan Trust
0.761% due 06/27/2037	5,319	4,541
JPMorgan Chase Commercial Mortgage Securities Corp.
0.635% due 07/15/2019	10,806	10,101
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	2,000	2,117
MASTR Adjustable Rate Mortgages Trust
0.561% due 05/25/2047	450	158
0.601% due 05/25/2047	450	65
MASTR Alternative Loans Trust
0.661% due 03/25/2036	1,735	698
Mellon Residential Funding Corp.
0.610% due 11/15/2031	389	371
Merrill Lynch Floating Trust
0.802% due 07/09/2021	1,400	1,352
Morgan Stanley Capital I
5.332% due 12/15/2043	7,400	7,851
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	9	10
Mortgage Equity Conversion Asset Trust
0.720% due 02/25/2042	405	387
0.750% due 01/25/2042	2,560	2,436
0.750% due 05/25/2042	11,884	11,443
0.770% due 10/25/2041	2,096	1,991
Opteum Mortgage Acceptance Corp.
0.521% due 07/25/2035	509	481
Prime Mortgage Trust
5.000% due 02/25/2019	150	153
RBSSP Resecuritization Trust
0.755% due 11/21/2035	8,144	7,775
Residential Accredit Loans, Inc.
0.461% due 12/25/2046	450	105
0.491% due 05/25/2037	343	88
0.531% due 05/25/2046	450	84
3.449% due 08/25/2035	282	111
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	371	377
RiverView HECM Trust
0.321% due 07/25/2047	451	427
Sequoia Mortgage Trust
0.611% due 10/19/2026	274	238
0.641% due 10/20/2027	63	58
Structured Adjustable Rate Mortgage Loan Trust
2.943% due 09/25/2035	4,163	3,334
Structured Asset Mortgage Investments, Inc.
0.561% due 08/25/2036	450	73
0.921% due 09/19/2032	113	101
Structured Asset Securities Corp.
0.761% due 12/25/2033	1,114	1,061
Thornburg Mortgage Securities Trust
0.373% due 07/25/2036	1,186	1,177
6.196% due 09/25/2037	396	371
Wachovia Bank Commercial Mortgage Trust
0.351% due 09/15/2021	1,529	1,491
WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	1,551	85
0.481% due 07/25/2046	218	45
0.750% due 07/25/2044	405	252
0.961% due 12/25/2045	382	47
1.328% due 02/25/2046	1,076	833
2.370% due 03/25/2033	1,032	988
3.154% due 10/25/2046	5,148	3,955
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.511% due 07/25/2046	109	20
1.098% due 04/25/2047	332	88

Total Mortgage-Backed Securities (Cost $97,716)		92,488

ASSET-BACKED SECURITIES 5.3%
Amortizing Residential Collateral Trust
0.841% due 07/25/2032	25	23
0.961% due 10/25/2031	17	15
Amresco Residential Securities Mortgage Loan Trust
0.756% due 06/25/2028	310	242
0.816% due 06/25/2027	206	194
0.816% due 09/25/2027	547	451
0.891% due 09/25/2028	752	626
Argent Securities, Inc.
1.111% due 11/25/2034	1,993	1,449
Capital Auto Receivables Asset Trust
1.710% due 10/15/2012	499	501
Centex Home Equity
0.561% due 01/25/2032	28	24
Chase Issuance Trust
0.300% due 04/15/2013	1,021	1,021
4.260% due 05/15/2013	8,500	8,618
4.550% due 03/15/2013	4,000	4,006
CIT Group Home Equity Loan Trust
0.531% due 06/25/2033	90	83
Conseco Finance
1.760% due 05/15/2032	795	594
Countrywide Asset-Backed Certificates
0.601% due 06/25/2033	584	524
EMC Mortgage Loan Trust
1.011% due 08/25/2040	196	134
Franklin Auto Trust
1.841% due 06/20/2012	232	232
GSAA Trust
0.561% due 03/25/2037	606	340
0.561% due 05/25/2047	1,896	1,200
Home Equity Asset Trust
0.861% due 11/25/2032	3	2
Lehman XS Trust
0.491% due 06/25/2046 (a)	165	16
0.581% due 11/25/2046	450	99
Morgan Stanley Mortgage Loan Trust
0.491% due 02/25/2037	167	77
0.621% due 04/25/2037	1,363	679
Quest Trust
1.161% due 06/25/2034	262	261
Renaissance Home Equity Loan Trust
1.021% due 12/25/2032	54	41
Residential Asset Mortgage Products, Inc.
0.661% due 06/25/2047	700	318
Salomon Brothers Mortgage Securities VII, Inc.
1.236% due 10/25/2028	503	469
SLM Student Loan Trust
1.788% due 04/25/2023	7,994	8,262
Specialty Underwriting & Residential Finance
0.941% due 01/25/2034	35	28
Structured Asset Securities Corp.
0.551% due 01/25/2033	33	30
United National Home Loan Owner Trust
7.410% due 03/25/2025	255	242

Total Asset-Backed Securities (Cost $30,819)		30,801

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.188% due 05/19/2011- 06/16/2011 (d)(f)	790	790

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
	10,861	108

Total Short-Term Instruments (Cost $898)		898

Total Investments 132.2% (Cost $763,800)		$766,010
Other Assets and Liabilities (Net) (32.2%)		(186,716)

Net Assets 100.0%		$579,294

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Principal only security.

(d)	Coupon represents a weighted average yield.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $790 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $26,863 at a weighted average interest rate of 0.194%. On December 31, 2010, there were no open reverse repurchase agreements.

(h)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$142	$0	$142

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.A.06-1 Index	JPM	(0.540%	)	07/25/2045	$3,771	$2,870	$490	$2,380
CMBX.NA.AAA.4 Index	CITI	(0.350%	)	02/17/2051	6,000	249	238	11
CMBX.NA.AAA.4 Index	GSC	(0.350%	)	02/17/2051	11,000	457	1,143	(686)
CMBX.NA.AAA.4 Index	MSC	(0.350%	)	02/17/2051	11,000	457	1,058	(601)
CMBX.NA.AAA.4 Index	UBS	(0.350%	)	02/17/2051	4,000	166	440	(274)

						$4,199	$3,369	$830

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$3,000	$1,950	$900	$1,050

(i)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2021	$3,000	$3,264	$3,259
Fannie Mae	6.000%	01/01/2041	5,000	5,432	5,435
Fannie Mae	6.500%	01/01/2041	7,000	7,737	7,780
Ginnie Mae	3.500%	01/01/2041	19,000	18,204	18,299
Ginnie Mae	4.000%	01/01/2041	2,000	2,000	2,014
Ginnie Mae	4.500%	01/01/2041	4,000	4,182	4,154

				$40,819	$40,941

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Government Agencies	$0	$641,594	$229	$641,823
Mortgage-Backed Securities	0	75,686	16,802	92,488
Asset-Backed Securities	0	30,801	0	30,801
Short-Term Instruments
U.S. Treasury Bills	0	790	0	790
PIMCO Short-Term Floating NAV Portfolio	108	0	0	108
	$108	$748,871	$17,031	$766,010
Short Sales, at value	$0	$(40,941)	$0	$(40,941)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,534	0	2,534
Interest Rate Contracts	0	0	1,049	1,049
	$0	$2,534	$1,049	$3,583

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,561)	0	(1,561)

Totals	$108	$708,903	$18,080	$727,091

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
U.S. Government Agencies	$192	$93	$(55)	$0	$1	$(2)	$0	$0	$229	$0
Mortgage-Backed Securities	17,273	447	(717)	26	51	219	0	(497)	16,802	158

	$17,465	$540	$(772)	$26	$52	$217	$0	$(497)	$17,031	$158

Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	1,040	0	0	0	0	9	0	0	1,049	9

	$1,040	$0	$0	$0	$0	$9	$0	$0	$1,049	$9

Totals	$18,505	$540	$(772)	$26	$52	$226	$0	$(497)	$18,080	$167

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO Municipal Bond Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.7%
American International Group, Inc.
4.250% due 05/15/2013	$600	$622
4.950% due 03/20/2012	100	103
5.600% due 10/18/2016	100	104
8.175% due 05/15/2068	200	214
8.250% due 08/15/2018	900	1,040

Total Corporate Bonds & Notes (Cost $1,321)		2,083

MUNICIPAL BONDS & NOTES 97.5%
ALABAMA 1.8%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,346
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,073

		5,419

ALASKA 0.7%
Alaska State Housing Finance Corp. Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 06/01/2032	540	537
Anchorage, Alaska General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,647

		2,184

ARIZONA 2.4%
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	5,126
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	2,000	2,016

		7,142

CALIFORNIA 17.4%
Anaheim, California Public Financing Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 09/01/2035	4,000	684
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,571
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	6,445	6,886
California State General Obligation Notes, Series 2010
5.000% due 11/01/2020	1,000	1,047
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,930
5.625% due 07/01/2032	3,200	3,178
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,019
California State Imperial Community College District General Obligation Bonds, (SGI Insured), Series 2006
0.000% due 08/01/2031	3,010	694
California State San Ramon Valley Unified School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,742
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	613
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (NPFGC/IBC Insured), Series 1999
5.875% due 01/15/2026	1,565	1,501
Garden Grove, California Public Financing Authority Revenue Notes, Series 2010
4.000% due 12/15/2015	35	38
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	3,920	4,274
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,750	3,257
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	3,850	3,141
Los Angeles, California Department of Airports Revenue Notes, Series 2010
5.000% due 05/15/2018	1,000	1,112
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,526
0.000% due 08/01/2016	1,400	1,160
Mount San Antonio, California Community College District General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	875
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	949
4.800% due 09/01/2017	875	879
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	427
Sacramento County, California Sanitation District Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.250% due 12/01/2018	275	315
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,033
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,500	1,631

		52,482

COLORADO 3.1%
Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,392
Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	922
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	15	16
Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	10	10
6.750% due 04/01/2015	25	25
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,500	6,819

		9,184

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Notes, Series 2009
5.000% due 04/01/2019	400	427

FLORIDA 5.1%
Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2020	935	1,046
Florida State JEA Water & Sewer System Revenue Bonds, (NPFGC Insured), Series 2006
2.215% due 10/01/2020	5,000	4,431
Florida State JEA Water & Sewer System Revenue Notes, Series 2010
5.000% due 10/01/2017	50	57
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	2,766
Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	1,000	974
Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	719
Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,076
Orange County, Florida Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1996
6.250% due 10/01/2011	290	301
Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
3.676% due 10/01/2021	3,500	3,164
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	670	696

		15,230

GEORGIA 0.5%
Columbus, Georgia Medical Center Hospital Authority Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	755
Georgia State Municipal Electric Authority Revenue Bonds, (NPFGC/IBC Insured), Series 1997
6.500% due 01/01/2012	85	87
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	560	577

		1,419

ILLINOIS 10.3%
Chicago, Illinois Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,141
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	592
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	700	566
0.000% due 12/01/2018	800	553
0.000% due 12/01/2031	1,000	232

Chicago, Illinois Board of Education General Obligation Bonds, Series 2010
5.000% due 12/01/2020	500	520
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
0.000% due 01/01/2020	1,290	1,390
Chicago, Illinois Wastewater Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,224
Cook County, Illinois East Maine School District No. 63 General Obligation Notes, Series 2010
2.250% due 12/01/2013	110	111
Cook County, Illinois Northfield Township High School District No. 225 General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	130
0.000% due 12/01/2014	255	225
0.000% due 12/01/2015	1,885	1,591
Cook County, Illinois Northfield Township High School District No. 225 General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	123
Cook County, Illinois Ridgeland School District No. 122 General Obligation Bonds, (NPFGC/FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	2,068
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	168
Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	3,935	3,746
Illinois State Health Facilities Authority Revenue Bonds, (NPFGC Insured), Series 1992
6.250% due 09/01/2021	695	831
Illinois State Revenue Bonds, Series 2009
5.250% due 06/15/2034	2,000	1,848
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,102
5.000% due 06/15/2017	1,000	1,101
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	803
Lake County, Illinois Grayslake Community High School District No. 127 General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,438
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	3,400	2,241

		30,744

INDIANA 4.2%
Danville, Indiana Multi-School Building Corp. Revenue Bonds, (AGM Insured), Series 2001
4.650% due 01/15/2014	210	210
4.750% due 01/15/2015	235	235
4.850% due 01/15/2016	295	295
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,675
Indiana State Finance Authority Revenue Bonds, Series 2009
5.000% due 02/01/2023	250	273
Indiana State IPS Multi-School Building Corp. Revenue Bonds, (NPFGC Insured), Series 2007
3.000% due 01/15/2026	6,800	5,171
Indiana State Tri-Creek School Building Corp. Revenue Bonds, (AGM Insured), Series 2007
4.250% due 07/15/2020	1,000	1,003
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	845	906
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	546
Mishawaka, Indiana School Building Corp. Revenue Bonds, (AGM Insured), Series 2006
4.250% due 01/15/2026	1,325	1,245
Seymour, Indiana Elementary School Building Corp. Revenue Notes, Series 2010
4.000% due 07/15/2020	855	874
South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.500% due 02/01/2015	180	182

		12,615

KANSAS 0.5%
Kansas State Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	523
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	569
Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	380	422

		1,514

KENTUCKY 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	520	522

LOUISIANA 1.1%
Louisiana State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
5.000% due 04/01/2019	270	285
Louisiana State Public Facilities Authority Revenue Notes, Series 2010
2.875% due 11/01/2015	1,000	986
Louisiana State St. Tammany Parish Revenue Notes, Series 2010
5.000% due 08/01/2016	615	678
5.000% due 08/01/2018	505	543
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	930	890

		3,382

MARYLAND 0.4%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,250	1,081

MASSACHUSETTS 2.8%
Dedham-Westwood, Massachusetts General Obligation Notes, Series 2010
2.000% due 09/01/2017	20	19
Massachusetts State Department of Transportation Revenue Notes, Series 2010
4.000% due 01/01/2017	65	68
Massachusetts State General Obligation Bonds, (AGM Insured), Series 2006
2.052% due 11/01/2019	5,090	4,654
2.062% due 11/01/2020	2,595	2,347
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	516
Massachusetts State Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
2.349% due 01/01/2017	475	462
2.389% due 01/01/2016	250	247

		8,313

MICHIGAN 1.3%
Michigan State Building Authority Revenue Bonds, (AGM/CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,680
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,024
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,335	1,145

		3,849

MINNESOTA 0.2%
Minnesota State Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	500	496

MISSOURI 1.9%
Lee’s Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	396
Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,972
Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,089
5.000% due 11/01/2015	540	568
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	270	271
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	106
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	165	166
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,035

		5,603

NEW HAMPSHIRE 0.7%
New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,079
5.000% due 07/01/2017	1,075	1,141

		2,220

NEW JERSEY 4.1%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012	430	426
6.000% due 11/01/2028	2,500	2,201
6.500% due 04/01/2018	645	665
6.500% due 04/01/2031	500	487
New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,538
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,000	608
5.000% due 06/01/2041	7,350	4,382

		12,307

NEW MEXICO 1.7%
New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	5,000	5,072

NEW YORK 8.3%
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
1.818% due 09/01/2015	3,000	2,936
Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2017	215	238
5.000% due 08/15/2017	800	890
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,738
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
1.962% due 03/01/2020	3,900	3,115
2.012% due 03/01/2022	4,000	3,089
5.000% due 03/01/2031	4,145	3,967
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
2.022% due 03/01/2023	4,000	3,033
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,440	1,503
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	150	163
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	1,000	1,141

		24,813

NORTH CAROLINA 1.0%
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2009
5.000% due 01/01/2026	1,000	991
North Carolina State Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,958
North Carolina State Municipal Power Agency No. 1 Revenue Notes, Series 2008
5.250% due 01/01/2017	30	34

		2,983

OHIO 2.4%
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,500	2,619
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	305
5.875% due 06/01/2047	5,600	3,692
6.500% due 06/01/2047	600	435
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	154
Ohio State Higher Educational Facility Commission Revenue Notes, Series 2010
4.000% due 01/15/2013	150	157

		7,362

PENNSYLVANIA 2.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	768
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2018	500	545
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	800	769
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
4.000% due 10/01/2023	1,000	902
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 08/01/2017	1,500	1,707
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	741
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	902
Wilkes-Barre, Pennsylvania Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2015	560	599

		6,933

PUERTO RICO 1.1%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
3.236% due 07/01/2019	3,000	2,718
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	750	709

		3,427

RHODE ISLAND 0.6%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	1,944

SOUTH CAROLINA 1.3%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,507
Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	270
South Carolina State Jobs-Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 02/01/2038	1,000	989

		3,766

TENNESSEE 3.2%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	3,819
5.000% due 02/01/2024	1,400	1,319
5.000% due 02/01/2027	5,000	4,524

		9,662

TEXAS 10.1%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2002
5.650% due 02/15/2035	90	92
Birdville, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,280
Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2016	250	212
Godley, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,108
Houston, Texas Airport Systems Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.000% due 07/01/2025	3,000	2,791
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	974
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	165	156
Houston, Texas Revenue Notes, Series 2010
5.000% due 11/15/2018	25	28
Houston, Texas Water & Sewer System Revenue Bonds, (AGM Insured), Series 2001
5.500% due 12/01/2017	1,000	1,035
Midlothian, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 1999
0.000% due 02/15/2018	20	13
North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,050
North Texas State Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	920
San Antonio, Texas General Obligation Notes, Series 2010
5.000% due 08/01/2019	10	11
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,425	3,371
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,608
Texas State Alliance Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	992

Texas State Leander Independent School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	650
Texas State Lower Colorado River Authority Revenue Bonds, (NPFGC Insured), Series 2006
4.750% due 05/15/2029	7,000	6,750
Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	844
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,122
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (d)	1,400	1,567
University of North Texas Revenue Notes, Series 2010
4.000% due 04/15/2020	50	52
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	607
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	150	173

		30,406

UTAH 0.3%
Utah State Intermountain Power Agency Revenue Bonds, (AMBAC Insured), Series 1993
0.000% due 07/01/2017	1,000	818

VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,470

VIRGINIA 0.3%
Virginia State Housing Development Authority Revenue Bonds, (NPFGC Insured), Series 2001
5.350% due 07/01/2031	845	853

WASHINGTON 3.6%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2028	2,500	2,585
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,795
Washington State General Obligation Notes, Series 2009
5.000% due 08/01/2017	15	17
Washington State General Obligation Notes, Series 2010
5.000% due 07/01/2019	15	17
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	862
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,105
Yakima County, Washington School District No. 208 General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,284

		10,665

WISCONSIN 2.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.100% due 06/01/2023	100	106
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	2,845	3,016
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	594
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	220	222
5.350% due 11/01/2022	850	860
Wisconsin State Housing & Economic Development Authority Revenue Notes, (NPFGC Insured), Series 2002
4.700% due 05/01/2012	1,075	1,087

		5,885

Total Municipal Bonds & Notes (Cost $300,965)		292,192

MORTGAGE-BACKED SECURITIES 1.6%
Countrywide Alternative Loan Trust
1.828% due 11/25/2035	2,141	1,338
2.368% due 11/25/2035	2,321	1,450
Residential Accredit Loans, Inc.
0.411% due 02/25/2047	3,928	2,055

Total Mortgage-Backed Securities (Cost $5,385)		4,843

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 01/03/2011	1,267	1,267

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,297. Repurchase proceeds are $1,267.)
U.S. TREASURY BILLS 1.0%
0.146% due 01/13/2011 - 01/27/2011 (a)(b)	2,860	2,860

Total Short-Term Instruments (Cost $4,127)		4,127

Total Investments 101.2% (Cost $311,798)		$303,245
Other Assets and Liabilities (Net) (1.2%)		(3,590)

Net Assets 100.0%		$299,655

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Securities with an aggregate market value of $2,860 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	1.700%	$5,000	$(346)	$0	$(346)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	2.460%	5,000	(478)	0	(478)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	2.370%	5,000	(475)	0	(475)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	2.409%	5,000	(425)	0	(425)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	1.740%	5,000	(304)	0	(304)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	2.260%	5,000	(383)	0	(383)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	2.210%	5,000	(422)	0	(422)

						$(2,833)	$0	$(2,833)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Restricted securities as of December 31, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,484	$1,567	0.52%

(e)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,083	$0	$2,083
Municipal Bonds & Notes
Alabama	0	5,419	0	5,419
Alaska	0	2,184	0	2,184
Arizona	0	7,142	0	7,142
California	0	52,482	0	52,482
Colorado	0	9,184	0	9,184
District of Columbia	0	427	0	427
Florida	0	15,230	0	15,230
Georgia	0	1,419	0	1,419
Illinois	0	30,744	0	30,744
Indiana	0	12,615	0	12,615
Kansas	0	1,514	0	1,514
Kentucky	0	522	0	522
Louisiana	0	3,382	0	3,382
Maryland	0	1,081	0	1,081
Massachusetts	0	8,313	0	8,313
Michigan	0	3,849	0	3,849
Minnesota	0	496	0	496
Missouri	0	5,603	0	5,603
New Hampshire	0	2,220	0	2,220
New Jersey	0	12,307	0	12,307
New Mexico	0	5,072	0	5,072
New York	0	24,813	0	24,813
North Carolina	0	2,983	0	2,983
Ohio	0	7,362	0	7,362
Pennsylvania	0	6,933	0	6,933
Puerto Rico	0	3,427	0	3,427
Rhode Island	0	1,944	0	1,944
South Carolina	0	3,766	0	3,766
Tennessee	0	9,662	0	9,662
Texas	0	30,406	0	30,406
Utah	0	818	0	818
Virgin Islands	0	1,470	0	1,470
Virginia	0	853	0	853
Washington	0	10,665	0	10,665
Wisconsin	0	5,885	0	5,885
Mortgage-Backed Securities	0	4,843	0	4,843
Short-Term Instruments
Repurchase Agreements	0	1,267	0	1,267
U.S. Treasury Bills	0	2,860	0	2,860
	$0	$303,245	$0	$303,245
Financial Derivative Instruments (7) - Liabilities

Credit Contracts	$0	$(425)	$(2,408)	$(2,833)
Totals	$0	$302,820	$(2,408)	$300,412

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(2,183)	$0	$0	$0	$0	$(650)	$0	$425	$(2,408)	$(606)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO MuniGO Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 99.4%
ALABAMA 2.6%
Alabama State General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 08/01/2017	$730	$843

CALIFORNIA 24.6%
California State General Obligation Bonds, Series 2006
4.500% due 10/01/2036	1,250	1,003
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	1,800	1,923
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	250	273
California State William S. Hart Union High School District General Obligation Notes, Series 2009
4.000% due 08/01/2017	100	101
Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	1,000	531
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	1,000	948
4.500% due 07/01/2024	500	465
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	500	458
Napa Valley, California Unified School District General Obligation Notes, Series 2009
5.500% due 08/01/2018	125	146
5.500% due 08/01/2019	150	174
New Haven, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2019	525	571
Orchard, California School District General Obligation Notes, (AGM Insured), Series 2010
0.000% due 08/01/2018	210	143
0.000% due 08/01/2019	230	144
0.000% due 08/01/2020	250	145
San Bernardino, California Community College District General Obligation Notes, Series 2009
0.000% due 08/01/2016	320	261
San Rafael, California City High School District General Obligation Bonds, (AGM Insured), Series 2002
5.000% due 08/01/2027	325	330
Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	500	218

		7,834

COLORADO 2.0%
Douglas County, Colorado Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	1,000	621

FLORIDA 5.1%
Florida State Board of Education General Obligation Bonds, Series 2005
5.000% due 01/01/2016	220	245
Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2020	500	544
Florida State Board of Education General Obligation Notes, Series 2009
5.000% due 06/01/2018	500	570
Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2020	250	279

		1,638

GEORGIA 3.9%
Douglasville, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 02/01/2019	590	667
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	500	570

		1,237

ILLINOIS 4.6%
Chicago, Illinois Board of Education General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 12/01/2019	500	539
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	250	202
Chicago, Illinois Board of Education General Obligation Bonds, Series 2010
5.000% due 12/01/2020	500	520
Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2021	100	102
Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2017	100	107

		1,470

KENTUCKY 3.6%
Boone County, Kentucky General Obligation Notes, Series 2010
4.000% due 04/01/2020	1,085	1,141

LOUISIANA 1.6%
Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	508

MASSACHUSETTS 5.2%
Malden, Massachusetts General Obligation Bonds, (AGC Insured), Series 2009
5.000% due 10/15/2020	560	614
Massachusetts State General Obligation Bonds, (NPFGC/IBC Insured), Series 2001
5.500% due 11/01/2019	150	177
Massachusetts State General Obligation Bonds, Series 2002
5.500% due 08/01/2018	250	295
Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	500	575

		1,661

MINNESOTA 0.9%
Minnesota State General Obligation Bonds,
Series 2006
5.000% due 11/01/2016	250	292

MISSISSIPPI 2.8%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	300	340
Mississippi State General Obligation Bonds, Series 2002
5.500% due 12/01/2018	125	147
Mississippi State General Obligation Bonds, Series 2008
5.000% due 10/01/2021	375	411

		898

NEVADA 1.7%
Clark County, Nevada School District General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/15/2021	500	534

NEW YORK 5.7%
East Islip, New York Union Free School District General Obligation Notes, Series 2010
4.000% due 06/15/2016	500	549
New York City, New York General Obligation Bonds, Series 2008
5.250% due 09/01/2020	150	165
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	500	547
New York City, New York General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	564

		1,825

NORTH CAROLINA 2.4%
Mecklenburg County, North Carolina General Obligation Bonds, Series 2009
5.000% due 03/01/2020	680	776

OHIO 4.1%
Cincinnati, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2020	150	166
Dayton, Ohio General Obligation Bonds, Series 2009
5.000% due 12/01/2019	500	550
Ohio State General Obligation Bonds, Series 2002
5.500% due 02/01/2020	500	585

		1,301

OREGON 2.6%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 06/15/2018	700	814

SOUTH CAROLINA 4.1%
Charleston County, South Carolina General Obligation Notes, Series 2009
5.500% due 08/01/2019	500	599
Fort Mill, South Carolina School District No. 4 General Obligation Bonds, Series 2009
5.000% due 03/01/2021	380	426

Richland County, South Carolina School District No. 2 General Obligation Notes, Series 2010
5.000% due 02/01/2020	250	286

		1,311

TENNESSEE 2.5%
Memphis, Tennessee General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 10/01/2018	700	800

TEXAS 13.4%
Carroll, Texas Independent School District General Obligation Notes, Series 2009
5.250% due 02/15/2019	500	574
Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	202
Harris County, Texas General Obligation Bonds, Series 2008
5.000% due 10/01/2019	500	584
Harris County, Texas General Obligation Bonds, Series 2009
5.000% due 10/01/2021	500	556
Houston, Texas General Obligation Bonds, Series 1998
5.500% due 03/01/2017	500	591
Houston, Texas Water and Sewer Revenue Bonds, (AGM Insured), Series 1998
0.000% due 12/01/2019	350	257
Leander, Texas General Obligation Notes, (AGM Insured), Series 2010
4.000% due 08/15/2016	250	274
Pharr San-Juan Alamo, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2007
5.500% due 02/01/2019	100	114
Spring Branch, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/01/2038	250	259
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	250	275
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	500	576

		4,262

WASHINGTON 3.3%
Washington State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	400	451
5.000% due 01/01/2021	150	166
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	400	444

		1,061

WISCONSIN 2.7%
Milwaukee, Wisconsin General Obligation Bonds, Series 2001
5.000% due 06/15/2019	500	567
Pleasant Prairie, Wisconsin General Obligation Notes, Series 2009
5.000% due 09/01/2018	250	283

		850

Total Municipal Bonds & Notes (Cost $31,736)		31,677

Total Investments 99.4% (Cost $31,736)		$31,677
Other Assets and Liabilities (Net) 0.6%		204

Net Assets 100.0%		$31,881

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$843	$0	$843
California	0	7,834	0	7,834
Colorado	0	621	0	621
Florida	0	1,638	0	1,638
Georgia	0	1,237	0	1,237
Illinois	0	1,470	0	1,470
Kentucky	0	1,141	0	1,141
Louisiana	0	508	0	508
Massachusetts	0	1,661	0	1,661
Minnesota	0	292	0	292
Mississippi	0	898	0	898
Nevada	0	534	0	534
New York	0	1,825	0	1,825
North Carolina	0	776	0	776
Ohio	0	1,301	0	1,301
Oregon	0	814	0	814
South Carolina	0	1,311	0	1,311
Tennessee	0	800	0	800
Texas	0	4,262	0	4,262
Washington	0	1,061	0	1,061
Wisconsin	0	850	0	850
	$0	$31,677	$0	$31,677

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO New York Municipal Bond Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
American International Group, Inc.
4.250% due 05/15/2013	$150	$155
5.600% due 10/18/2016	100	104
SLM Corp.
0.518% due 10/25/2011	50	49

Total Corporate Bonds & Notes (Cost $232)		308

MUNICIPAL BONDS & NOTES 99.1%
CALIFORNIA 0.6%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	245	214
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	816

		1,030

ILLINOIS 0.3%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	900	593

NEW YORK 92.8%
Amherst, New York Development Corp. Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,198
Babylon, New York Industrial Development Agency Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,071
Buffalo, New York Fiscal Stability Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,156
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	82
Erie County, New York General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,064
Erie County, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2004
5.750% due 05/01/2025	1,000	1,051
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,920	3,809
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,478
Liberty, New York Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	950
Long Island, New York Power Authority Revenue Bonds, (AGM Insured), Series 2000
0.000% due 06/01/2013	430	417
Long Island, New York Power Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,027
Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,137
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,533
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
1.818% due 09/01/2015	500	489
Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2016	985	1,051
5.000% due 02/15/2016	1,335	1,484
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,239
New Rochelle, New York City School District General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,157
New York City, New York General Obligation Bonds, (AGM Insured), Series 2005
0.400% due 08/01/2016	2,500	2,460
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	546
New York City, New York General Obligation Bonds, Series 2004
5.000% due 08/01/2014	1,000	1,111
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,862
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,053
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,100
5.000% due 10/01/2019	2,300	2,534
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	540
5.375% due 04/01/2036	2,660	2,714
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,087
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	551
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	416
5.000% due 01/01/2046	500	409
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.012% due 03/01/2022	1,400	1,081
5.000% due 03/01/2031	750	718
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
2.022% due 03/01/2023	2,350	1,782
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	230	229
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	717
5.500% due 01/01/2016	1,000	1,072
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
1.842% due 03/01/2016	2,425	2,139
New York City, New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,814
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	966
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,068
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	498
5.000% due 06/15/2040	2,660	2,652
5.250% due 06/15/2040	1,000	1,009
New York City, New York Transitional Finance Authority Revenue Bonds, (AGM Insured), Series 2003
5.250% due 02/01/2014	1,000	1,088
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	548
5.250% due 02/01/2029	1,500	1,505
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.000% due 01/15/2020	5,000	5,430
New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	200	221
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,630
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034	2,000	1,968
New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	2,000	2,311
New York State Brooklyn Arena Local Development Corp. Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	760
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,027
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,021
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	145	151
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 1999
4.750% due 08/15/2022	25	25
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	759
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,099
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	423
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	749
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,140
5.000% due 07/01/2026	500	490

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,049
5.000% due 02/15/2037	2,000	1,921
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,548
5.000% due 07/01/2038	1,000	987
6.125% due 12/01/2029	500	494
6.250% due 12/01/2037	350	335
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	997
5.500% due 05/01/2037	400	398
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	496
5.000% due 10/01/2040	250	234
5.500% due 07/01/2040	1,000	979
New York State Dormitory Authority Revenue Notes, (AGM Insured), Series 2001
5.000% due 07/01/2011	455	465
New York State Dormitory Authority Revenue Notes, (NPFGC Insured), Series 2002
5.000% due 10/01/2012	500	533
New York State Dormitory Authority Revenue Notes, (NPFGC/FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,029
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,880
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2015	1,000	1,127
5.000% due 12/15/2016	2,000	2,318
5.000% due 07/01/2017	2,000	2,264
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,125
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 05/15/2016	350	374
4.000% due 07/01/2016	845	892
4.000% due 10/01/2016	320	332
5.000% due 07/01/2015	1,000	1,127
5.000% due 07/01/2016	1,000	1,100
5.000% due 07/01/2019	1,250	1,328
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	1,010
5.000% due 06/15/2014	400	423
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,150
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,371
New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,216
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,191
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,008
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	315	346
New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 11/15/2032	200	192
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2018	1,000	1,166
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	944
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,483
New York State Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	1,000	1,074
New York State Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	2,947
New York State Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	983
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	537
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,100
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	1,990
4.750% due 01/01/2030	1,000	989
New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	500	554
New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,044
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,860	2,033
5.000% due 11/15/2037	2,000	1,971
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,581
New York State Urban Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 01/01/2019	2,000	2,237
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	500
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	550	560
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,148
New York State Urban Development Corp. Revenue Notes, Series 2010
4.000% due 01/01/2016	2,000	2,153
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	448
Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,716
Onondaga, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	279
Rensselaer, New York Municipal Leasing Corp. Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,026
Rockland County, New York Solid Waste Management Authority Revenue Notes, Series 2010
3.250% due 12/15/2016	145	147
4.000% due 12/15/2018	265	270
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	406
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,602
Suffolk County, New York Industrial Development Agency Revenue Bonds, Series 2000
5.000% due 03/01/2026	1,075	1,047
Tompkins County, New York Industrial Development Agency Revenue Notes, Series 2008
5.000% due 07/01/2017	500	573
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	518
Yonkers, New York Industrial Development Agency Revenue Bonds, Series 2001
5.000% due 06/01/2015	575	628

		156,759

PUERTO RICO 4.5%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
3.236% due 07/01/2019	3,650	3,306
3.256% due 07/01/2020	1,000	891
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	267
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,213
Puerto Rico Electric Power Authority Revenue Bonds, (SGI Insured), Series 2002
5.375% due 07/01/2016	305	338
Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,330
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	209

		7,554

TEXAS 0.4%
Coppell, Texas Independent School District General Obligation Bonds, (PSF/GTD Insured), Series 2001
0.000% due 08/15/2016	805	694

VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	245

Virgin Islands Public Finance Authority Revenue Notes, Series 2010
5.000% due 10/01/2016	500	537

		782

Total Municipal Bonds & Notes (Cost $163,835)		167,412

Total Investments 99.3% (Cost $164,067)		$167,720
Other Assets and Liabilities (Net) 0.7%		1,147

Net Assets 100.0%		$168,867

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$308	$0	$308
Municipal Bonds & Notes
California	0	1,030	0	1,030
Illinois	0	593	0	593
New York	0	156,759	0	156,759
Puerto Rico	0	7,554	0	7,554
Texas	0	694	0	694
Virgin Islands	0	782	0	782
	$0	$167,720	$0	$167,720

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO Real IncomeTM 2019 Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 97.0%
Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	$142	$146
1.250% due 04/15/2014	124	130
1.250% due 07/15/2020	552	566
1.375% due 07/15/2018	487	514
1.375% due 01/15/2020	317	329
1.625% due 01/15/2015	549	586
1.625% due 01/15/2018	564	604
1.875% due 07/15/2013	1,512	1,614
1.875% due 07/15/2015	1,034	1,122
1.875% due 07/15/2019	1,055	1,149
2.000% due 04/15/2012	129	134
2.000% due 01/15/2014	515	553
2.000% due 07/15/2014	1,212	1,312
2.000% due 01/15/2016	568	619
2.125% due 01/15/2019	495	549
2.375% due 04/15/2011	132	133
2.375% due 01/15/2017	618	690
2.375% due 01/15/2025	139	155
2.500% due 07/15/2016	1,115	1,253
2.500% due 01/15/2029	132	151
2.625% due 07/15/2017	665	757
3.000% due 07/15/2012	1,314	1,396
3.375% due 01/15/2012	567	593
3.625% due 04/15/2028	20	26

Total U.S. Treasury Obligations (Cost $14,825)		15,081

SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 01/03/2011	100	100

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $107. Repurchase proceeds are $100.)
U.S. TREASURY BILLS 1.9%
0.164% due 01/27/2011 - 06/09/2011 (a)	300	300

Total Short-Term Instruments (Cost $400)		400

Total Investments 99.6% (Cost $15,225)		$15,481
Other Assets and Liabilities (Net) 0.4%		70

Net Assets 100.0%		$15,551

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

(a)	Coupon represents a weighted average yield.

(b)	Principal amount of security is adjusted for inflation.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$15,081	$0	$15,081
Short-Term Instruments
Repurchase Agreements	0	100	0	100
U.S. Treasury Bills	0	300	0	300
	$0	$15,481	$0	$15,481

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO Real IncomeTM 2029 Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 93.4%
Treasury Inflation Protected Securities (a)
1.250% due 04/15/2014	$52	$54
1.250% due 07/15/2020	211	216
1.375% due 07/15/2018	177	187
1.375% due 01/15/2020	253	263
1.625% due 01/15/2015	229	245
1.625% due 01/15/2018	104	112
1.750% due 01/15/2028	256	261
1.875% due 07/15/2013	250	267
1.875% due 07/15/2015	124	134
1.875% due 07/15/2019	246	268
2.000% due 01/15/2014	124	134
2.000% due 07/15/2014	162	176
2.000% due 01/15/2016	149	162
2.000% due 01/15/2026	372	396
2.125% due 01/15/2019	189	210
2.375% due 01/15/2017	108	121
2.375% due 01/15/2025	441	492
2.375% due 01/15/2027	395	440
2.500% due 07/15/2016	206	231
2.500% due 01/15/2029	367	417
2.625% due 07/15/2017	243	276
3.000% due 07/15/2012	85	91
3.625% due 04/15/2028	399	516
3.875% due 04/15/2029	286	384

Total U.S. Treasury Obligations (Cost $5,862)		6,053

SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS 2.0%
State Street Bank and Trust Co.
0.010% due 01/03/2011	128	128

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $132. Repurchase proceeds are $128.)
U.S. TREASURY BILLS 3.1%
0.181% due 06/09/2011	200	200

Total Short-Term Instruments (Cost $328)		328

Total Investments 98.5% (Cost $6,190)		$6,381
Other Assets and Liabilities (Net) 1.5%		99

Net Assets 100.0%		$6,480

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$6,053	$0	$6,053
Short-Term Instruments
Repurchase Agreements	0	128	0	128
U.S. Treasury Bills	0	200	0	200
	$0	$6,381	$0	$6,381

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

Schedule of Investments

PIMCO Real Return Asset Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Ford Motor Co.
3.020% due 12/15/2013		$593	$591
3.040% due 12/15/2013		238	238
HCA, Inc.
2.553% due 11/17/2013		1,000	992
Kabel Deutschland Holding AG
4.500% due 12/20/2016	EUR	500	672
Vodafone Group PLC
6.875% due 08/11/2015		$1,100	1,085

Total Bank Loan Obligations (Cost $3,565)			3,578

CORPORATE BONDS & NOTES 9.1%
BANKING & FINANCE 7.1%
Ally Financial, Inc.
5.375% due 06/06/2011		2,200	2,225
6.875% due 09/15/2011		1,600	1,642
6.875% due 08/28/2012		2,500	2,609
7.500% due 12/31/2013		2,000	2,165
7.500% due 09/15/2020		2,300	2,424
American International Group, Inc.
0.399% due 10/18/2011		2,000	1,985
5.750% due 03/15/2067	GBP	3,850	4,772
5.850% due 01/16/2018		$2,000	2,068
6.400% due 12/15/2020		500	526
8.175% due 05/15/2068		4,500	4,825
ANZ National International Ltd.
0.724% due 08/19/2014		10,000	10,080
Banco do Brasil S.A.
4.500% due 01/22/2015		4,000	4,180
Banco Santander Brasil S.A.
4.500% due 04/06/2015		500	513
Barclays Bank PLC
7.434% due 09/29/2049		1,200	1,185
Caelus Re Ltd.
6.544% due 06/07/2011		1,000	1,005
Citigroup, Inc.
0.428% due 03/07/2014		9,400	9,038
6.125% due 05/15/2018		1,100	1,207
Commonwealth Bank of Australia
0.803% due 06/25/2014		16,100	16,188
Countrywide Financial Corp.
5.800% due 06/07/2012		6,000	6,315
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	1,055
FCE Bank PLC
7.125% due 01/16/2012	EUR	2,000	2,753
7.125% due 01/15/2013		500	700
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		$2,000	2,020
7.250% due 10/25/2011		4,800	4,962
7.500% due 08/01/2012		8,100	8,615
7.800% due 06/01/2012		1,700	1,808
Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		1,000	1,196
Green Valley Ltd.
4.572% due 01/10/2011	EUR	700	934
ING Bank NV
0.919% due 01/13/2012		$6,800	6,798
International Lease Finance Corp.
6.500% due 09/01/2014		1,200	1,278
6.625% due 11/15/2013		2,100	2,155
6.750% due 09/01/2016		1,100	1,180
7.125% due 09/01/2018		2,200	2,348
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,028	961
6.875% due 05/02/2018 (a)		$3,600	909
7.500% due 05/11/2038 (a)		10,000	6
Lloyds TSB Bank PLC
12.000% due 12/29/2049		6,300	6,885
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		5,000	5,323
Metropolitan Life Global Funding I
1.427% due 09/17/2012		26,100	26,530
Morgan Stanley
0.739% due 10/18/2016		700	647
1.357% due 03/01/2013	EUR	1,600	2,047
2.786% due 05/14/2013		$2,900	3,007
Pacific Life Global Funding
5.150% due 04/15/2013		1,600	1,711
Pricoa Global Funding I
0.503% due 09/27/2013		3,600	3,548
Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		2,800	2,859
Royal Bank Of Scotland NV
1.002% due 03/09/2015		1,000	829
RZD Capital Ltd.
5.739% due 04/03/2017		500	521
SLM Corp.
5.000% due 10/01/2013		6,500	6,521
Vita Capital III Ltd.
1.423% due 01/01/2012		1,600	1,589
Westpac Banking Corp.
0.582% due 09/10/2014		3,000	3,006

			179,653

INDUSTRIALS 1.6%
DISH DBS Corp.
6.375% due 10/01/2011		4,000	4,130
Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		800	872
8.146% due 04/11/2018		1,500	1,744
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,130
8.375% due 07/15/2015		2,050	2,409
Mohawk Industries, Inc.
6.875% due 01/15/2016		7,000	7,542
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,548
6.750% due 01/29/2020		1,000	1,109
Pearson Dollar Finance PLC
5.700% due 06/01/2014		2,500	2,712
Petrobras International Finance Co.
6.875% due 01/20/2040		700	739
Rexam PLC
6.750% due 06/01/2013		2,900	3,164
Southwest Airlines Co.
5.125% due 03/01/2017		2,000	2,010
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,225
Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	6,634

			39,968

UTILITIES 0.4%
BP Capital Markets PLC
0.442% due 04/11/2011		500	500
Cleco Power LLC
6.000% due 12/01/2040		9,000	8,821
			9,321

Total Corporate Bonds & Notes (Cost $228,385)			228,942

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Host Hotels & Resorts LP
2.625% due 04/15/2027		3,000	2,985
Medtronic, Inc.
1.500% due 04/15/2011		1,100	1,105

Total Convertible Bonds & Notes (Cost $3,981)			4,090

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.4%
California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035		7,000	7,010
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	742
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039		2,000	1,888
University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045		400	366
6.296% due 05/15/2050		400	370

			10,376

ILLINOIS 0.5%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040		15,000	13,693

INDIANA 0.3%
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040		7,000	6,918

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300	889

TEXAS 0.6%
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		15,000	15,118

WASHINGTON 0.3%
Washington State Energy Northwest Revenue Bonds, Series 2010
5.710% due 07/01/2024		6,500	6,518
WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,705	1,185

Total Municipal Bonds & Notes (Cost $57,230)			54,697

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
1.530% due 09/01/2044 - 10/01/2044		369	365
2.555% due 01/01/2028		1,280	1,339
2.623% due 09/01/2034		1,071	1,108
2.701% due 09/01/2035		15,198	15,913
3.745% due 04/01/2024		31	33
4.617% due 12/01/2036		7,163	7,482
5.000% due 02/25/2017 - 04/25/2033		11,496	12,333
Freddie Mac
0.541% due 09/25/2031		93	88
0.610% due 12/15/2030		2,284	2,285
0.621% due 10/25/2029		718	703
3.242% due 07/01/2035		668	705
3.285% due 05/01/2035		731	770
5.000% due 11/15/2017 - 01/15/2018		1,158	1,196
Ginnie Mae
2.625% due 08/20/2023		1,162	1,190
3.125% due 12/20/2023		1,158	1,192
3.375% due 03/20/2026 - 05/20/2028		2,170	2,239
Small Business Administration
5.902% due 02/10/2018		756	843

Total U.S. Government Agencies (Cost $46,835)			49,784

U.S. TREASURY OBLIGATIONS 92.2%
Treasury Inflation Protected Securities (c)
1.375% due 01/15/2020		4,653	4,841
1.750% due 01/15/2028 (e)(h)		219,685	224,182
2.000% due 01/15/2026 (e)(h)		226,391	240,947
2.125% due 02/15/2040		98,142	104,261
2.375% due 01/15/2025		289,086	322,422
2.375% due 01/15/2027		179,754	200,215
2.500% due 01/15/2029		102,631	116,775
3.000% due 07/15/2012 (e)		6,311	6,708
3.375% due 04/15/2032		98,013	126,981
3.625% due 04/15/2028 (e)		348,801	451,342
3.875% due 04/15/2029 (g)		381,432	512,758

Total U.S. Treasury Obligations (Cost $2,332,006)			2,311,432

MORTGAGE-BACKED SECURITIES 4.9%
Adjustable Rate Mortgage Trust
5.314% due 01/25/2036		897	780
5.319% due 11/25/2035		1,051	851
American Home Mortgage Assets
1.248% due 11/25/2046		12,102	6,012
Arkle Master Issuer PLC
1.434% due 05/17/2060		13,100	13,027
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	800	1,068
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049		$2,500	2,570
5.740% due 05/10/2045		1,530	1,677
5.742% due 02/10/2051		2,500	2,667
Banc of America Funding Corp.
5.655% due 03/20/2036		1,193	994
Banc of America Large Loan, Inc.
0.770% due 08/15/2029		403	375
5.641% due 02/17/2051		800	854
Bear Stearns Adjustable Rate Mortgage Trust
2.330% due 08/25/2035		801	769
2.934% due 03/25/2035		790	758
3.138% due 01/25/2035		1,015	940
3.609% due 11/25/2034		513	506
4.995% due 01/25/2035		382	359
Bear Stearns Alt-A Trust
4.720% due 08/25/2036 (a)		2,476	788
5.208% due 11/25/2036		1,280	800
Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		640	685
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		188	178
2.510% due 08/25/2035		1,025	967
2.560% due 08/25/2035		1,102	993
2.820% due 12/25/2035		187	172
2.921% due 12/25/2035		713	444
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		1,400	1,496
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		1,797	1,803
5.815% due 12/10/2049		340	366
Countrywide Alternative Loan Trust
0.456% due 12/20/2046		4,027	2,121
1.328% due 12/25/2035		907	584
5.724% due 02/25/2037		625	461
6.000% due 01/25/2037		918	668
Countrywide Home Loan Mortgage Pass-Through Trust
0.601% due 06/25/2035		491	424
3.070% due 04/20/2035		514	492
Credit Suisse Mortgage Capital Certificates
0.330% due 02/15/2022		1,675	1,587
5.383% due 02/15/2040		1,500	1,526
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	1,436
EMF-NL
1.787% due 04/17/2041	EUR	4,000	4,236
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		$187	187
GMAC Mortgage Corp. Loan Trust
3.175% due 06/19/2035		1,314	1,096
5.193% due 11/19/2035		808	719
Granite Master Issuer PLC
0.301% due 12/20/2054		2,302	2,143
0.351% due 12/20/2054		495	461
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		414	440
Harborview Mortgage Loan Trust
0.391% due 04/19/2038		3,260	2,118
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,780	2,889
5.794% due 02/12/2051		3,500	3,734
JPMorgan Mortgage Trust
4.862% due 04/25/2035		587	555
5.411% due 11/25/2035		908	857
5.428% due 10/25/2035		786	672
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		420	442
5.430% due 02/15/2040		700	723
5.866% due 09/15/2045		1,200	1,265
MASTR Asset Securitization Trust
5.500% due 09/25/2033		990	1,019
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		500	511
5.485% due 03/12/2051		1,200	1,226
5.700% due 09/12/2049		1,100	1,150
MLCC Mortgage Investors, Inc.
2.329% due 12/25/2034		432	414
2.340% due 04/25/2035		459	448
Morgan Stanley Capital I
5.447% due 02/12/2044		650	676
5.692% due 04/15/2049		1,400	1,453
5.879% due 06/11/2049		2,300	2,467
Prime Mortgage Trust
5.000% due 02/25/2019		220	225
Residential Accredit Loans, Inc.
0.441% due 06/25/2046		346	145
Residential Asset Securitization Trust
0.661% due 01/25/2046 (a)		2,450	1,110
0.711% due 12/25/2036 (a)		698	298
5.000% due 08/25/2019		594	590
6.250% due 10/25/2036 (a)		792	536
Sovereign Commercial Mortgage Securities Trust
5.811% due 07/22/2030		1,817	1,880
Structured Adjustable Rate Mortgage Loan Trust
5.481% due 07/25/2035		591	532
Structured Asset Mortgage Investments, Inc.
0.451% due 07/25/2046		7,339	4,633
TBW Mortgage-Backed Pass-Through Certificates
0.371% due 01/25/2037		459	454
Thornburg Mortgage Securities Trust
0.371% due 11/25/2046		381	376
Wachovia Mortgage Loan Trust LLC
5.427% due 10/20/2035		691	661
WaMu Mortgage Pass-Through Certificates
0.531% due 12/25/2045		266	228
0.551% due 07/25/2045		80	69
0.581% due 08/25/2045		189	161
1.028% due 02/25/2047		17,375	10,735
1.328% due 08/25/2046		1,281	844
5.000% due 02/25/2037		17,557	13,895
Wells Fargo Mortgage-Backed Securities Trust
2.748% due 01/25/2035		741	677

Total Mortgage-Backed Securities (Cost $117,632)			122,148

ASSET-BACKED SECURITIES 8.3%
Aames Mortgage Investment Trust
0.411% due 08/25/2035		42	42
Access Group, Inc.
1.588% due 10/27/2025		24,213	24,771
ACE Securities Corp.
0.311% due 12/25/2036		425	409
0.321% due 10/25/2036		73	26
AMMC CDO
0.512% due 05/03/2018		600	564
ARES CLO Funds
0.530% due 03/12/2018		4,551	4,286
Asset-Backed Funding Certificates
0.321% due 01/25/2037		27	27
Babson CLO Ltd.
0.536% due 11/10/2019		1,354	1,240
Bank One Issuance Trust
0.390% due 03/17/2014		2,000	1,999
Bear Stearns Asset-Backed Securities Trust
1.261% due 10/25/2037		2,306	1,529
Carrington Mortgage Loan Trust
0.311% due 01/25/2037		80	79
Chase Issuance Trust
0.280% due 03/15/2013		11,800	11,799
0.280% due 10/15/2013		2,000	1,997
1.802% due 09/15/2015		15,000	15,500

Citigroup Mortgage Loan Trust, Inc.
0.321% due 05/25/2037		1,008	958
Clearwater Funding CBO
1.133% due 07/15/2013		509	487
Countrywide Asset-Backed Certificates
0.311% due 05/25/2037		264	263
0.311% due 05/25/2047		168	168
0.311% due 06/25/2047		70	69
0.331% due 06/25/2047		754	742
1.161% due 10/25/2047		849	567
Credit-Based Asset Servicing & Securitization LLC
0.321% due 11/25/2036		98	86
Endurance CLO I Ltd.
0.736% due 02/15/2014		507	492
Ford Credit Auto Owner Trust
1.680% due 06/15/2012		5,170	5,186
MASTR Asset-Backed Securities Trust
0.321% due 11/25/2036		2	2
Morgan Stanley ABS Capital I
0.301% due 10/25/2036		109	109
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		1,069	543
Navigare Funding CLO Ltd.
0.544% due 05/20/2019		900	830
Nelnet Student Loan Trust
0.363% due 12/22/2016		10,844	10,819
Popular ABS Mortgage Pass-Through Trust
0.351% due 06/25/2047		686	625
SLM Student Loan Trust
0.288% due 10/25/2016		3,287	3,286
0.288% due 07/25/2017		1,913	1,899
0.368% due 07/25/2019		6,000	5,948
0.688% due 10/27/2014		20,550	20,574
0.788% due 10/25/2017		11,100	11,117
1.188% due 07/25/2023		10,582	10,676
1.788% due 04/25/2023		36,155	37,367
Soundview Home Equity Loan Trust
0.321% due 11/25/2036		471	171
South Carolina Student Loan Corp.
0.846% due 03/01/2018		9,849	9,685
1.046% due 03/02/2020		13,500	13,408
1.296% due 09/03/2024		6,800	6,740
Wood Street CLO BV
1.388% due 03/29/2021	EUR	595	733

Total Asset-Backed Securities (Cost $204,143)			207,818

SOVEREIGN ISSUES 2.3%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	3,900	3,852
3.000% due 09/20/2025		19,100	20,866
4.000% due 08/20/2020		9,200	15,234
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,884	2,890
Export-Import Bank of Korea
0.523% due 10/04/2011		$4,500	4,504
Qatar Government International Bond
5.250% due 01/20/2020		5,800	6,148
6.400% due 01/20/2040		3,200	3,488

Total Sovereign Issues (Cost $51,210)			56,982

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		1,700	1,701

Total Convertible Preferred Securities (Cost $1,629)			1,701

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.2%
CERTIFICATES OF DEPOSIT 0.2%
Royal Bank of Scotland Group PLC
1.663% due 10/15/2012		$5,200	5,198

CORPORATE BONDS & NOTES 1.1%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		800	780
Barclays Bank PLC
0.276% due 02/16/2011		14,430	22,668
WM Wrigley Jr. Co.
1.678% due 06/28/2011		3,000	3,002

			26,450

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 01/03/2011		5,844	5,844

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $5,965. Repurchase proceeds are $5,844.)
U.S. TREASURY BILLS 0.4%
0.170% due 01/06/2011 - 06/16/2011 (b)(e)(f)		10,151	10,145

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.3%
		3,368,402	33,738

Total Short-Term Instruments (Cost $73,135)			81,375

PURCHASED OPTIONS (j) 0.0%
(Cost $69)			185
Total Investments 124.6% (Cost $3,119,820)			$3,122,732
Written Options (k) (0.3%) (Premiums $5,460)			(7,350)
Other Assets and Liabilities (Net) (24.3%)			(608,621)

Net Assets 100.0%			$2,506,760

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $6,808 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $9,024 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $229,115 at a weighted average interest rate of 0.250%. On December 31, 2010, securities valued at $280,934 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $3,013 and cash of $21 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2011	449	$22
90-Day Eurodollar March Futures	Long	03/2011	662	66

				$88

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	0.677%	$1,000	$(25)	$0	$(25)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	0.677%	1,000	(26)	0	(26)
Everest Reinsurance Holdings, Inc.	BCLY	(0.535%	)	12/20/2014	0.930%	1,000	15	0	15
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.799%	3,000	(10)	64	(74)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	2.383%	2,100	45	0	45
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.720%	2,000	(77)	0	(77)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.281%	2,050	(524)	0	(524)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	1.151%	5,000	85	0	85
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	1.952%	7,000	130	0	130
Pearson Dollar Finance PLC	MSC	(0.750%	)	06/20/2014	0.481%	2,500	(24)	0	(24)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.550%	2,900	(66)	0	(66)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.583%	1,000	21	(2)	23
Southwest Airlines Co.	BOA	(1.320%	)	03/20/2017	1.165%	2,000	(18)	0	(18)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.607%	3,000	(120)	0	(120)
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.618%	6,000	(94)	0	(94)

							$(688)	$62	$(750)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010(3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.858%	$1,000	$189	$17	$172
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.033%	5,100	(5)	(56)	51
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.402%	5,500	(174)	(182)	8
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.033%	10,000	(11)	(109)	98
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.033%	1,400	(2)	(16)	14
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.033%	2,000	(2)	(39)	37
France Government Bond	CITI	0.250%	06/20/2015	1.003%	6,500	(209)	(146)	(63)
France Government Bond	DUB	0.250%	06/20/2015	1.003%	2,500	(80)	(82)	2
France Government Bond	JPM	0.250%	06/20/2015	1.003%	3,500	(113)	(124)	11
France Government Bond	JPM	0.250%	12/20/2015	1.062%	3,400	(129)	(68)	(61)
General Electric Capital Corp.	JPM	1.000%	03/20/2011	0.520%	2,700	4	(24)	28
Japan Government International Bond	BOA	1.000%	12/20/2015	0.691%	10,100	153	230	(77)
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.250%	1,000	6	4	2
JPMorgan Chase & Co.	UBS	1.000%	09/20/2011	0.250%	900	5	4	1
Morgan Stanley	BOA	1.000%	03/20/2011	0.768%	4,000	4	(4)	8
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%	700	(2)	(9)	7
Prudential Financial, Inc.	UBS	1.000%	09/20/2011	0.416%	6,000	28	(35)	63
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.562%	600	(2)	(8)	6
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	2.338%	1,200	(65)	(29)	(36)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	2.338%	1,800	(97)	(43)	(54)
Republic of Italy Government Bond	RBS	1.000%	12/20/2015	2.372%	1,500	(90)	(52)	(38)
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.666%	5,000	74	58	16
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.666%	7,100	105	71	34
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.666%	1,000	15	11	4
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.666%	5,000	74	53	21
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.666%	3,000	45	29	16

						$(279)	$(549)	$270

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	$4,400	$609	$627	$(18)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	700	96	100	(4)
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	5,600	41	36	5

					$746	$763	$(17)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP	EUR	3,400	$146	$0	$146
Pay	1-Month EUR-FRCPXTOB Index	2.261%	07/14/2011	JPM		100	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		7,600	320	0	320
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		25,300	1,187	0	1,187
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	3,000	(29)	0	(29)
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		1,000	(9)	0	(9)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	9,400	(207)	(69)	(138)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		35,500	(365)	(7)	(358)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		31,100	(249)	(271)	22
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		17,600	96	36	60
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		62,800	586	241	345
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		16,000	(46)	0	(46)
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		38,100	582	220	362
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		19,300	313	170	143
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		23,700	384	190	194
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		3,700	107	(11)	118
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	71	8	63
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		10,100	598	47	551
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		16,900	65	(80)	145
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		62,400	270	36	234
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		21,700	93	30	63
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		17,500	92	0	92
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		16,600	111	(41)	152
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,900	24	13	11
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		18,000	172	79	93

							$4,318	$591	$3,727

(j)	Purchased options outstanding on December 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$28,400	$69	$185

(k)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$129.000	01/21/2011	149	$61	$2
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	597	280	341
Put - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/21/2011	149	76	553
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	597	382	252

				$799	$1,148

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$28,400	$162	$338
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,900	40	80
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,100	20	42
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	118,600	950	1,609
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,400	21	30
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,600	307	386
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	26,100	297	329
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,000	168	189
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	21,200	193	267
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	30,700	340	387
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	02/14/2011	800	2	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.800%	02/14/2011	800	4	19
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.250%	02/14/2011	2,700	5	0
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	02/14/2011	2,700	13	64
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	9,300	61	6
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	15,900	108	11

							$2,691	$3,757

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	03/16/2011		$2,600	$6	$5
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.300%	03/16/2011		2,600	7	3
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011		2,300	8	7
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011		2,300	10	8
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		3,000	4	2
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	03/16/2011		2,000	4	4
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011		1,000	2	4
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.300%	03/16/2011		2,000	7	2
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011		1,000	6	1
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		1,300	6	0
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	06/15/2011		2,100	10	8
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	2,800	11	2
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.600%	03/16/2011		1,600	8	3
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		1,300	4	3
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,300	10	2
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		1,300	9	1
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		5,600	20	4

							$132	$59

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$14,200	$75	$115
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	11,900	60	96
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	25,200	280	424
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	30,000	326	504

					$741	$1,139

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$23,100	$199	$226
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	93,600	834	933
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	8,500	64	88

						$1,097	$1,247

(l)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	26,602	01/2011	RBS	$0	$(1,808)	$(1,808)
Buy	BRL	12,411	03/2011	CITI	104	0	104
Buy	CAD	7,103	02/2011	BOA	127	0	127
Buy		4,508	02/2011	CITI	42	0	42
Buy		8,187	02/2011	DUB	98	0	98
Buy		4,113	02/2011	UBS	51	0	51
Buy	CHF	119	02/2011	RBC	7	0	7
Buy	CNY	17,398	01/2011	BOA	20	0	20
Buy		30,002	01/2011	DUB	74	0	74
Sell		121,785	01/2011	DUB	0	(187)	(187)
Buy		43,310	01/2011	JPM	83	0	83
Buy		31,074	01/2011	MSC	36	0	36
Buy		24,289	11/2011	BCLY	17	(5)	12
Buy		16,567	11/2011	JPM	0	(14)	(14)
Buy		16,487	11/2011	RBS	4	0	4
Buy		5,102	02/2012	BCLY	0	(4)	(4)
Buy		121,784	02/2012	DUB	195	0	195
Buy	EUR	698	01/2011	BCLY	13	0	13
Sell		698	01/2011	BCLY	0	(13)	(13)
Sell		5,340	01/2011	BOA	0	(112)	(112)
Sell		14,484	01/2011	CITI	555	(39)	516
Sell		2,302	01/2011	CSFB	0	(33)	(33)
Sell		698	01/2011	GSC	0	(4)	(4)
Sell		8,134	01/2011	RBC	0	(114)	(114)
Sell		3,040	01/2011	UBS	0	(43)	(43)
Sell		1,600	02/2011	BCLY	0	(34)	(34)
Sell		1,630	02/2011	UBS	0	(34)	(34)
Sell	GBP	1,217	03/2011	BCLY	2	0	2
Sell		1,216	03/2011	DUB	2	0	2
Sell		811	03/2011	RBS	4	0	4
Buy	IDR	21,251,200	10/2011	CITI	0	(1)	(1)
Buy	INR	352,868	03/2011	BCLY	94	(2)	92
Buy		9,471	03/2011	BOA	9	0	9
Buy		232,947	03/2011	CITI	53	(4)	49
Buy		331,029	03/2011	DUB	81	(3)	78
Buy		120,058	03/2011	JPM	63	(1)	62
Buy		26,268	03/2011	RBS	0	(1)	(1)
Buy		14,049	03/2011	UBS	1	0	1
Sell	JPY	1,702	01/2011	GSC	0	(1)	(1)
Sell		1,014	01/2011	RBC	0	0	0
Sell		2,028	01/2011	RBS	0	(1)	(1)
Buy	KRW	1,640,200	05/2011	BCLY	0	(11)	(11)
Buy		15,993,300	05/2011	CITI	0	(87)	(87)
Buy		1,321,634	05/2011	GSC	4	0	4
Buy		3,095,000	05/2011	HSBC	0	(21)	(21)
Buy		7,137,700	05/2011	JPM	15	0	15
Buy		6,206,000	05/2011	RBS	0	0	0
Buy	MYR	13,339	02/2011	BCLY	108	0	108
Buy		6,655	02/2011	CITI	24	0	24
Buy	PHP	196,413	02/2011	CITI	10	0	10
Buy		49,270	02/2011	DUB	2	0	2
Buy		8,797	02/2011	UBS	0	0	0
Buy		8,000	06/2011	BOA	0	(1)	(1)
Buy		239,879	06/2011	CITI	56	(14)	42
Buy		30,989	06/2011	DUB	10	0	10
Buy		13,324	06/2011	HSBC	2	0	2
Buy		18,219	06/2011	JPM	4	0	4
Buy	SGD	3,554	02/2011	CITI	50	0	50
Buy		4,414	02/2011	UBS	59	0	59
Buy		5,635	03/2011	DUB	111	0	111

					$2,190	$(2,592)	$(402)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$3,578	$0	$3,578
Corporate Bonds & Notes
Banking & Finance	0	178,064	1,589	179,653
Industrials	0	39,968	0	39,968
Utilities	0	9,321	0	9,321
Convertible Bonds & Notes
Industrials	0	4,090	0	4,090
Municipal Bonds & Notes
California	0	10,376	0	10,376
Illinois	0	13,693	0	13,693
Indiana	0	6,918	0	6,918
Ohio	0	889	0	889
Texas	0	15,118	0	15,118
Washington	0	6,518	0	6,518
West Virginia	0	1,185	0	1,185
U.S. Government Agencies	0	49,784	0	49,784
U.S. Treasury Obligations	0	2,311,432	0	2,311,432
Mortgage-Backed Securities	0	122,148	0	122,148
Asset-Backed Securities	0	199,185	8,633	207,818
Sovereign Issues	0	56,982	0	56,982
Convertible Preferred Securities
Banking & Finance	1,701	0	0	1,701
Short-Term Instruments
Certificates of Deposit	0	5,198	0	5,198
Corporate Bonds & Notes	0	25,670	780	26,450
Repurchase Agreements	0	5,844	0	5,844
U.S. Treasury Bills	0	10,145	0	10,145
PIMCO Short-Term Floating NAV Portfolio	33,738	0	0	33,738
Purchased Options
Interest Rate Contracts	0	185	0	185
	$35,439	$3,076,291	$11,002	$3,122,732
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	902	0	902
Foreign Exchange Contracts	0	2,190	0	2,190
Interest Rate Contracts	88	4,307	0	4,395
	$88	$7,399	$0	$7,487
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,459)	0	(1,459)
Foreign Exchange Contracts	0	(2,591)	0	(2,591)
Interest Rate Contracts	0	(5,485)	(2,386)	(7,871)
	$0	$(9,535)	$(2,386)	$(11,921)

Totals	$35,527	$3,074,155	$8,616	$3,118,298

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$35,433	$0	$(34,822)	$0	$1,092	$(1,703)	$1,589	$0	$1,589	$0
Mortgage-Backed Securities	4,156	0	0	15	0	65	0	(4,236)	0	0
Asset-Backed Securities	4,321	4,446	(117)	30	4	(51)	0	0	8,633	(51)
Short-Term Instruments
Corporate Bonds & Notes	0	780	0	0	0	0	0	0	780	0

	$43,910	$5,226	$(34,939)	$45	$1,096	$(1,689)	$1,589	$(4,236)	$11,002	$(51)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(349)	$0	$(1,576)	$0	$0	$(461)	$0	$0	$(2,386)	$(561)

Totals	$43,561	$5,226	$(36,515)	$45	$1,096	$(2,150)	$1,589	$(4,236)	$8,616	$(612)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments PIMCO

Real Return Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Charter Communications, Inc.
2.270% due 03/06/2014		$910	$900
3.560% due 09/06/2016		1,000	989
CIT Group, Inc.
6.250% due 08/11/2015		3,500	3,575
Ford Motor Co.
3.020% due 12/15/2013		3,836	3,825
3.040% due 12/15/2013		2,541	2,534
HCA, Inc.
1.553% due 11/17/2012		2,500	2,467
Intelsat Ltd.
5.250% due 04/03/2018		3,800	3,842
Kabel Deutschland Holding AG
4.500% due 12/20/2016	EUR	5,700	7,665
NRG Energy, Inc.
2.053% due 02/01/2013		$1,600	1,593
Urbi Desarrollos Urbanos, S.A.B. de C.V.
3.302% due 12/13/2011		5,000	4,986
Vodafone Group PLC
6.875% due 08/11/2015		10,000	9,868

Total Bank Loan Obligations (Cost $42,002)			42,244

CORPORATE BONDS & NOTES 10.9%
BANKING & FINANCE 8.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	10,786
8.700% due 08/07/2018		22,200	27,526
Ally Financial, Inc.
0.000% due 12/01/2012		10,000	9,067
5.375% due 06/06/2011		24,058	24,329
5.375% due 06/06/2011	EUR	2,000	2,713
6.000% due 04/01/2011		$2,300	2,302
6.000% due 12/15/2011		6,300	6,489
6.750% due 12/01/2014		1,000	1,049
6.875% due 09/15/2011		18,258	18,851
7.000% due 02/01/2012		12,900	13,480
7.250% due 03/02/2011		5,300	5,353
7.500% due 09/15/2020		19,700	20,759
American Express Bank FSB
0.391% due 05/29/2012		1,150	1,145
American Express Credit Corp.
5.875% due 05/02/2013		2,475	2,692
7.300% due 08/20/2013		200	225
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		500	516
American General Finance Corp.
0.552% due 12/15/2011		700	656
3.250% due 01/16/2013	EUR	15,300	17,900
4.875% due 07/15/2012		$3,200	3,028
5.900% due 09/15/2012		300	285
6.900% due 12/15/2017		400	325
American International Group, Inc.
0.298% due 04/03/2012	JPY	830,000	10,031
0.399% due 10/18/2011		$7,100	7,045
1.179% due 04/26/2011	EUR	1,600	2,125
4.950% due 03/20/2012		$400	414
5.375% due 10/18/2011		400	413
5.450% due 05/18/2017		600	609
5.600% due 10/18/2016		1,500	1,553
5.850% due 01/16/2018		7,400	7,652
6.400% due 12/15/2020		10,500	11,037
8.175% due 05/15/2068		26,700	28,631
8.250% due 08/15/2018		26,300	30,387
8.625% due 05/22/2068	GBP	5,600	8,644
ANZ National International Ltd.
0.724% due 08/19/2014		$35,000	$35,280
6.200% due 07/19/2013		28,200	31,066
Australia & New Zealand Banking Group Ltd.
0.584% due 06/18/2012		23,500	23,544
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,877
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	102
Banco Santander Brasil S.A.
4.500% due 04/06/2015		1,000	1,025
Bank of America Corp.
0.802% due 09/11/2012		400	395
0.845% due 06/11/2012	GBP	4,800	7,300
5.375% due 06/15/2014		$1,000	1,052
7.375% due 05/15/2014		6,300	7,008
Barclays Bank PLC
6.050% due 12/04/2017		19,600	20,134
7.434% due 09/29/2049		8,700	8,591
10.179% due 06/12/2021		7,120	8,881
14.000% due 11/29/2049	GBP	8,000	15,030
Boston Properties LP
4.125% due 05/15/2021		$1,600	1,520
BPCE S.A.
2.375% due 10/04/2013		10,000	9,977
Caelus Re Ltd.
6.544% due 06/07/2011		3,900	3,919
Citigroup Capital XXI
8.300% due 12/21/2077		6,200	6,479
Citigroup, Inc.
1.072% due 01/12/2012	EUR	2,600	3,421
2.286% due 08/13/2013		$4,928	5,015
5.500% due 04/11/2013		23,400	24,930
6.000% due 02/21/2012		10,000	10,493
6.500% due 08/19/2013		10,000	10,987
Commonwealth Bank of Australia
0.582% due 09/17/2014		66,900	66,753
0.682% due 12/10/2012		4,000	4,001
0.803% due 06/25/2014		62,000	62,338
Countrywide Financial Corp.
0.726% due 05/07/2012		2,650	2,619
5.800% due 06/07/2012		54,100	56,938
Danske Bank A/S
5.914% due 12/29/2049		7,000	6,552
FCE Bank PLC
7.125% due 01/16/2012	EUR	11,850	16,310
7.125% due 01/15/2013		500	700
7.875% due 02/15/2011	GBP	8,000	12,566
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		$11,800	11,919
5.552% due 06/15/2011		2,000	2,032
6.625% due 08/15/2017		15,500	16,312
7.000% due 10/01/2013		5,000	5,364
7.250% due 10/25/2011		1,300	1,344
7.500% due 08/01/2012		59,800	63,604
7.800% due 06/01/2012		25,890	27,534
8.000% due 12/15/2016		2,750	3,077
9.875% due 08/10/2011		5,700	5,934
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		600	718
10.500% due 03/25/2014		1,000	1,196
Goldman Sachs Group, Inc.
0.753% due 03/22/2016		1,000	946
1.390% due 05/23/2016	EUR	2,000	2,417
5.375% due 02/15/2013		5,000	7,019
Green Valley Ltd.
4.572% due 01/10/2011		5,100	6,803
HBOS PLC
6.750% due 05/21/2018		$34,800	$32,631
HCP, Inc.
6.300% due 09/15/2016		2,000	2,157
6.700% due 01/30/2018		5,000	5,372
HSBC Finance Corp.
0.652% due 09/14/2012		1,339	1,320
3.690% due 09/15/2013		1,477	1,497
6.676% due 01/15/2021		4,500	4,554
ICICI Bank Ltd.
5.500% due 03/25/2015		500	521
ING Bank NV
0.919% due 01/13/2012		13,600	13,596
1.609% due 10/18/2013		26,700	26,685
International Lease Finance Corp.
4.750% due 01/13/2012		1,200	1,214
5.450% due 03/24/2011		1,200	1,209
5.625% due 09/20/2013		1,800	1,818
5.750% due 06/15/2011		2,600	2,626
5.875% due 05/01/2013		1,900	1,931
6.375% due 03/25/2013		2,000	2,060
6.500% due 09/01/2014		10,200	10,863
6.625% due 11/15/2013		10,500	10,776
6.750% due 09/01/2016		11,600	12,441
7.125% due 09/01/2018		21,100	22,524
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		9,000	9,075
LeasePlan Corp. NV
3.000% due 05/07/2012		17,440	17,923
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		3,900	921
6.875% due 05/02/2018 (a)		32,405	8,182
7.000% due 09/27/2027 (a)		4,500	1,063
7.500% due 05/11/2038 (a)		5,000	3
Lloyds TSB Bank PLC
12.000% due 12/29/2049		22,500	24,588
Merrill Lynch & Co., Inc.
0.920% due 02/21/2012	GBP	3,000	4,578
1.314% due 06/29/2012	EUR	3,600	4,683
1.764% due 09/27/2012		4,900	6,351
5.450% due 02/05/2013		$3,000	3,166
5.450% due 07/15/2014		8,200	8,628
Morgan Stanley
0.539% due 01/09/2012		11,735	11,729
0.550% due 04/19/2012		1,500	1,497
0.589% due 01/09/2014		1,300	1,255
0.769% due 10/15/2015		500	469
1.331% due 11/29/2013	EUR	1,700	2,168
1.357% due 03/01/2013		6,830	8,737
1.377% due 04/13/2016		1,400	1,683
2.786% due 05/14/2013		$63,600	65,952
4.140% due 05/16/2018		688	673
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	11,873
Prudential Financial, Inc.
3.090% due 06/10/2013		32,500	32,605
Royal Bank of Scotland Group PLC
2.704% due 08/23/2013		22,200	22,559
3.000% due 12/09/2011		18,400	18,787
4.875% due 03/16/2015		300	307
Royal Bank Of Scotland NV
1.002% due 03/09/2015		1,000	829
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		600	678
RZD Capital Ltd.
5.739% due 04/03/2017		3,400	3,546

Sberbank Via SB Capital S.A.
5.499% due 07/07/2015		1,000	1,026
SLM Corp.
0.518% due 10/25/2011		8,400	8,284
1.715% due 11/01/2016		75	56
2.994% due 03/15/2015		60	52
3.143% due 03/01/2014		144	133
3.263% due 01/31/2014		1,837	1,703
3.293% due 02/01/2014		40	37
3.443% due 11/01/2013		271	249
5.000% due 10/01/2013		13,425	13,468
5.375% due 05/15/2014		900	905
5.450% due 04/25/2011		2,500	2,522
8.450% due 06/15/2018		4,000	4,163
SLM Corp. CPI Linked Bond
3.193% due 02/01/2014		1,134	1,038
Svenska Handelsbanken AB
1.302% due 09/14/2012		25,000	25,096
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,100	1,173
7.250% due 02/02/2020		4,000	4,370
UBS AG
1.384% due 02/23/2012		130,100	131,242
Ventas Realty LP
3.125% due 11/30/2015		1,000	965
Vita Capital III Ltd.
1.423% due 01/01/2012		7,900	7,846
Wachovia Corp.
2.057% due 05/01/2013		800	823
Wells Fargo & Co.
0.488% due 10/28/2015		1,200	1,159
1.222% due 03/23/2016	EUR	2,000	2,540
7.980% due 03/29/2049		$6,300	6,678
Wells Fargo Capital X
5.950% due 12/01/2086		15,000	14,554
Westpac Banking Corp.
0.582% due 09/10/2014		10,400	10,423
2.700% due 12/09/2014		6,700	6,761

			1,593,608

INDUSTRIALS 2.2%
America Movil SAB de C.V.
3.625% due 03/30/2015		500	517
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		4,400	4,585
AutoZone, Inc.
6.500% due 01/15/2014		5,000	5,557
Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015		500	532
Con-way, Inc.
7.250% due 01/15/2018		10,000	10,804
CSC Holdings LLC
7.625% due 04/01/2011		5,530	5,613
8.500% due 06/15/2015		1,000	1,090
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,180
DCP Midstream Operating LP
3.250% due 10/01/2015		500	492
DISH DBS Corp.
6.375% due 10/01/2011		15,597	16,104
7.000% due 10/01/2013		3,800	4,076
Dow Chemical Co.
2.536% due 08/08/2011		30,900	31,235
DR Horton, Inc.
5.625% due 09/15/2014		2,700	2,768
Ecopetrol S.A.
7.625% due 07/23/2019		1,000	1,160
Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022		1,500	1,534
7.288% due 08/16/2037		3,000	3,119
7.343% due 04/11/2013		5,800	6,322
8.146% due 04/11/2018		7,900	9,184
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	479
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	552
HCA, Inc.
7.250% due 09/15/2020		16,425	17,246
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		400	421
7.625% due 04/09/2019		1,000	1,203
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		600	618
JC Penney Corp., Inc.
9.000% due 08/01/2012		1,000	1,088
Jones Group, Inc.
5.125% due 11/15/2014		10,000	10,175
Lennar Corp.
5.500% due 09/01/2014		1,500	1,485
Limited Brands, Inc.
6.900% due 07/15/2017		3,200	3,416
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		3,000	3,112
5.875% due 01/15/2013		2,000	2,130
7.450% due 07/15/2017		3,000	3,315
8.375% due 07/15/2015		13,000	15,275
Masco Corp.
5.850% due 03/15/2017		8,000	7,983
5.875% due 07/15/2012		3,000	3,146
New York Times Co.
5.000% due 03/15/2015		8,500	8,312
Noble Group Ltd.
4.875% due 08/05/2015		12,000	12,383
6.750% due 01/29/2020		6,500	7,213
Office Depot, Inc.
6.250% due 08/15/2013		10,000	10,050
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		3,000	3,128
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,237
6.250% due 05/06/2018		19,200	21,369
Petrobras International Finance Co.
5.875% due 03/01/2018		1,500	1,605
6.875% due 01/20/2040		2,000	2,111
7.875% due 03/15/2019		2,000	2,374
Petroleos Mexicanos
4.875% due 03/15/2015		600	634
5.500% due 01/21/2021		29,600	30,118
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		1,500	1,434
Rexam PLC
6.750% due 06/01/2013		13,600	14,837
Reynolds American, Inc.
1.002% due 06/15/2011		1,500	1,502
7.250% due 06/01/2012		15,000	16,046
Rohm and Haas Co.
5.600% due 03/15/2013		7,000	7,488
RPM International, Inc.
6.500% due 02/15/2018		8,550	9,142
RR Donnelley & Sons Co.
4.950% due 04/01/2014		10,000	10,253
11.250% due 02/01/2019		5,500	6,893
Seagate Technology HDD Holdings
6.375% due 10/01/2011		7,500	7,734
Sealed Air Corp.
5.625% due 07/15/2013		10,000	10,573
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	3,225
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,846
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,541
Transocean, Inc.
4.950% due 11/15/2015		29,400	30,416
Vale Overseas Ltd.
8.250% due 01/17/2034		4,000	4,995

			416,975

UTILITIES 0.3%
BP Capital Markets PLC
0.442% due 04/11/2011		2,900	2,901
1.550% due 08/11/2011 (g)		1,500	1,507
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,589
CenturyLink, Inc.
6.000% due 04/01/2017		10,803	11,097
El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,200	1,234
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,544
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	440
NRG Energy, Inc.
8.250% due 09/01/2020		10,100	10,403
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,000	958
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,450	2,459
Qwest Corp.
8.875% due 03/15/2012		300	325
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		420	466
Sprint Capital Corp.
7.625% due 01/30/2011		25,128	25,222

			61,145

Total Corporate Bonds & Notes (Cost $2,016,515)			2,071,728

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.1%
Boston Properties LP
2.875% due 02/15/2037		9,200	9,384
National City Corp.
4.000% due 02/01/2011		550	553
ProLogis
2.250% due 04/01/2037		2,500	2,494

			12,431

INDUSTRIALS 0.1%
Amgen, Inc.
0.125% due 02/01/2011		11,000	11,041
Host Hotels & Resorts LP
2.625% due 04/15/2027		4,000	3,980
Medtronic, Inc.
1.500% due 04/15/2011		5,400	5,427

			20,448

Total Convertible Bonds & Notes (Cost $32,438)			32,879

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		4,100	2,811
5.125% due 06/01/2047		700	424
5.750% due 06/01/2047		6,400	4,317
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039		6,700	6,325
Southern California State Metropolitan Water District Revenue Bonds, Series 2010
6.947% due 07/01/2040		6,500	6,736
University of California Revenue Bonds, Series 2010
1.988% due 05/15/2050		6,500	6,469
5.946% due 05/15/2045		4,600	4,206
6.296% due 05/15/2050		4,350	4,023
			35,311

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024		6,315	6,335

ILLINOIS 0.0%
Will County, Illinois Crete-Monee Community Unit School District No. 201-U General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 11/01/2022		9,990	5,284

NEVADA 0.1%
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039		13,000	13,564

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039		12,000	11,880

OHIO 0.1%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034		200	136
5.875% due 06/01/2047		10,200	6,726
6.000% due 06/01/2042		8,900	6,086

			12,948

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		31,600	1,590
RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		1,615	1,645
6.125% due 06/01/2032		740	712
			2,357

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,453

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		12,495	8,680

Total Municipal Bonds & Notes (Cost $112,090)			100,402

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.321% due 07/25/2037		2,784	2,746
0.391% due 03/25/2036		1,279	1,191
0.401% due 04/25/2035		74	74
0.611% due 07/25/2021 - 05/25/2042		663	666
0.701% due 05/25/2036		343	346
0.706% due 02/25/2037		9,460	9,464
1.530% due 06/01/2043 - 10/01/2044		3,088	3,062
1.546% due 04/01/2032		120	123
1.896% due 04/01/2027		118	122
2.222% due 04/01/2033		682	710
2.631% due 05/25/2035		84	87
2.715% due 11/01/2033		43	45
2.790% due 05/01/2035		550	576
2.892% due 10/01/2033		11	11
3.116% due 04/01/2035		458	479
3.236% due 02/01/2034		49	51
3.400% due 02/01/2032		7	7
4.617% due 12/01/2036		297	310
4.829% due 09/01/2034		261	275
5.071% due 09/01/2034		146	154
5.442% due 05/01/2036		191	201
5.950% due 02/25/2044		19	20
6.000% due 03/09/2020		2,800	2,904
6.500% due 06/25/2028		88	98
8.000% due 07/25/2026		37,179	37,162
Federal Housing Administration
7.430% due 12/01/2020		59	59
Freddie Mac
0.301% due 12/25/2036		1,892	1,880
0.521% due 08/25/2031		480	467
0.530% due 01/15/2037		161	161
0.541% due 09/25/2031		1,208	1,145
0.610% due 12/15/2030		1,808	1,809
1.542% due 10/25/2044 - 02/25/2045		7,899	7,752
1.742% due 07/25/2044		456	447
2.474% due 01/01/2034		506	527
2.755% due 06/01/2033		497	519
3.090% due 01/01/2034		839	878
4.500% due 07/15/2020		2,000	2,141
5.250% due 08/15/2011		429	433
6.289% due 09/01/2036		325	342
6.500% due 01/25/2028		45	49
6.537% due 10/01/2036		408	432
6.610% due 07/01/2036		369	388
7.000% due 10/15/2030		154	173
Ginnie Mae
0.661% due 06/16/2031 - 03/16/2032		103	104
2.625% due 07/20/2035		60	62
2.750% due 12/20/2035		1,421	1,459
NCUA Guaranteed Notes
0.715% due 10/07/2020		16,984	16,963
2.650% due 10/29/2020		5,270	5,139
Small Business Administration
5.902% due 02/10/2018		4,611	5,144

Total U.S. Government Agencies (Cost $108,590)			109,357

U.S. TREASURY OBLIGATIONS 87.3%
Treasury Inflation Protected Securities (c)
0.500% due 04/15/2015		101	103
0.625% due 04/15/2013		160,491	165,469
1.250% due 04/15/2014		190,467	200,481
1.250% due 07/15/2020 (e)(h)		533,073	546,567
1.375% due 07/15/2018		61,852	65,268
1.375% due 01/15/2020		373,438	388,610
1.750% due 01/15/2028		76,911	78,486
1.875% due 07/15/2013 (e)(h)		1,130,476	1,206,342
1.875% due 07/15/2015 (e)		676,315	733,484
1.875% due 07/15/2019		397,215	432,436
2.000% due 04/15/2012		345,445	358,264
2.000% due 01/15/2014 (e)(h)		1,274,787	1,369,798
2.000% due 07/15/2014		608,420	658,282
2.000% due 01/15/2016 (e)		788,122	859,176
2.000% due 01/15/2026		703,339	748,562
2.125% due 01/15/2019		285,457	316,278
2.125% due 02/15/2040		174,048	184,899
2.375% due 04/15/2011		120,086	121,231
2.375% due 01/15/2017		179,201	199,921
2.375% due 01/15/2025 (e)(g)(h)		1,237,798	1,380,532
2.375% due 01/15/2027		342,624	381,624
2.500% due 07/15/2016 (h)		941,956	1,058,376
2.500% due 01/15/2029		415,976	473,303
2.625% due 07/15/2017 (h)		856,231	975,501
3.000% due 07/15/2012		369,728	393,009
3.375% due 01/15/2012		144,540	151,191
3.375% due 04/15/2032 (h)		78,269	101,401
3.625% due 04/15/2028		1,172,681	1,517,430
3.875% due 04/15/2029		1,108,209	1,489,762

Total U.S. Treasury Obligations (Cost $16,292,850)			16,555,786

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Assets
0.451% due 05/25/2046		1,211	717
0.451% due 09/25/2046		997	552
0.471% due 10/25/2046		17,692	9,717
Arkle Master Issuer PLC
0.849% due 02/17/2052	GBP	1,300	2,023
1.434% due 05/17/2060		$55,100	54,793
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	9,500	12,684
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$530	555
5.634% due 04/10/2049		6,000	6,227
5.658% due 06/10/2049		10,000	10,281
5.740% due 05/10/2045		12,525	13,729
5.742% due 02/10/2051		10,000	10,668
Banc of America Funding Corp.
2.799% due 02/20/2036		27,445	25,746
5.753% due 10/25/2036		816	573
5.837% due 01/25/2037		655	397
5.888% due 04/25/2037		485	389
5.893% due 01/20/2047		1,083	787
Banc of America Large Loan, Inc.
0.770% due 08/15/2029		874	813
5.641% due 02/17/2051		6,800	7,255
Banc of America Mortgage Securities, Inc.
2.945% due 07/25/2035		3,554	3,065

BCAP LLC Trust
0.431% due 01/25/2037		4,929	2,822
Bear Stearns Adjustable Rate Mortgage Trust
2.330% due 08/25/2035		5,191	4,983
2.430% due 08/25/2035		7,670	7,272
2.730% due 03/25/2035		17,065	16,291
2.926% due 01/25/2034		915	909
2.934% due 03/25/2035		5,157	4,945
3.113% due 01/25/2034		2,079	2,000
3.138% due 01/25/2035		4,542	4,204
3.200% due 02/25/2034		258	231
3.516% due 11/25/2030		287	288
5.326% due 05/25/2047		4,794	3,632
5.691% due 02/25/2036		952	680
Bear Stearns Alt-A Trust
2.875% due 05/25/2035		164	138
2.955% due 09/25/2035		239	183
2.992% due 08/25/2036 (a)		871	452
4.720% due 08/25/2036 (a)		861	274
5.208% due 11/25/2036		2,619	1,637
Bear Stearns Commercial Mortgage Securities
0.370% due 03/15/2019		5,468	5,380
Bear Stearns Mortgage Funding Trust
0.331% due 02/25/2037		8	8
Chase Mortgage Finance Corp.
3.051% due 02/25/2037		370	368
3.068% due 02/25/2037		450	409
Chaseflex Trust
0.761% due 06/25/2035		902	678
Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		3,299	3,532
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		1,742	1,648
2.510% due 08/25/2035		6,226	5,874
2.560% due 08/25/2035		6,125	5,522
2.630% due 10/25/2035		2,331	2,059
2.820% due 12/25/2035		1,572	1,442
3.059% due 03/25/2034		620	616
5.549% due 07/25/2046		4,391	3,094
5.873% due 09/25/2037		1,479	1,075
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		2,300	2,366
5.886% due 11/15/2044		6,400	6,840
Citimortgage Alternative Loan Trust
5.500% due 07/25/2036		6,063	5,611
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		14,873	14,923
Countrywide Alternative Loan Trust
0.431% due 01/25/2037		1,437	857
0.441% due 02/20/2047		204	120
0.456% due 12/20/2046		12,451	6,557
0.471% due 07/20/2046		16,415	7,708
0.581% due 11/20/2035		1,792	1,075
0.961% due 10/25/2035		710	558
1.328% due 12/25/2035		3,840	2,474
5.724% due 02/25/2037		12,627	9,316
6.000% due 01/25/2037		7,345	5,346
6.000% due 02/25/2037		243	180
Countrywide Home Loan Mortgage Pass-Through Trust
0.551% due 04/25/2035		1,005	659
0.601% due 06/25/2035		7,925	6,846
2.784% due 01/20/2035		488	413
3.070% due 04/20/2035		638	610
5.030% due 02/25/2047		1,020	630
5.185% due 03/25/2037		999	615
5.190% due 04/25/2035		3,349	2,971
5.238% due 01/20/2035		537	522
5.388% due 02/20/2036		561	431
5.487% due 04/20/2036		986	793
5.500% due 11/25/2035		1,568	1,466
5.500% due 04/25/2038		3,161	2,971
Credit Suisse First Boston Mortgage Securities Corp.
2.740% due 04/25/2034		507	497
Credit Suisse Mortgage Capital Certificates
0.330% due 02/15/2022		1,675	1,587
5.467% due 09/15/2039		400	420
5.579% due 04/25/2037		751	398
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		449	294
Deutsche ALT-A Securities, Inc.
5.299% due 10/25/2035		717	551
EMF-NL
1.737% due 04/17/2041	EUR	1,292	1,681
1.787% due 04/17/2041		7,500	7,943
1.837% due 04/17/2041		1,000	860
Extended Stay America Trust
2.950% due 11/05/2027		$12,979	12,780
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		768	565
First Horizon Asset Securities, Inc.
2.924% due 08/25/2035		461	378
First Republic Mortgage Loan Trust
0.560% due 08/15/2032		109	102
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035		3,787	3,800
Fosse Master Issuer PLC
2.378% due 10/18/2054	EUR	500	667
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		$468	468
4.970% due 08/11/2036		1,445	1,483
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045		600	637
Gracechurch Mortgage Financing PLC
0.364% due 11/20/2056		2,050	2,018
0.384% due 11/20/2056		3,900	3,813
Granite Master Issuer PLC
0.301% due 12/20/2054		14,938	13,907
0.351% due 12/20/2054		3,028	2,819
Greenpoint Mortgage Funding Trust
0.341% due 10/25/2046		1,199	1,112
0.341% due 01/25/2047		184	176
0.531% due 11/25/2045		18	12
Greenwich Capital Commercial Funding Corp.
0.406% due 11/05/2021		1,335	1,282
5.444% due 03/10/2039		1,200	1,266
GS Mortgage Securities Corp. II
6.624% due 05/03/2018		294	296
GSR Mortgage Loan Trust
2.825% due 09/25/2035		22,075	21,174
5.193% due 11/25/2035		534	522
Harborview Mortgage Loan Trust
0.451% due 07/21/2036		2,268	1,573
0.501% due 03/19/2036		2,187	1,355
0.511% due 01/19/2036		4,225	2,741
0.601% due 06/20/2035		756	627
2.856% due 04/19/2034		542	530
Homebanc Mortgage Trust
5.750% due 04/25/2037		1,600	937
Impac CMB Trust
1.161% due 10/25/2033		1,225	1,087
Indymac INDA Mortgage Loan Trust
5.657% due 08/25/2036		1,500	1,084
Indymac INDB Mortgage Loan Trust
0.561% due 11/25/2035		504	250
Indymac Index Mortgage Loan Trust
0.461% due 06/25/2047		5,004	2,805
0.561% due 06/25/2037 (a)		906	358
2.690% due 12/25/2034		327	241
5.000% due 08/25/2035		1,239	892
5.047% due 09/25/2035		666	190
5.104% due 01/25/2036		627	497
5.153% due 10/25/2035		558	428
5.334% due 06/25/2036		1,069	821
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		13,300	13,824
5.742% due 02/12/2049		11,100	11,810
5.794% due 02/12/2051		1,210	1,291
JPMorgan Mortgage Trust
2.974% due 07/25/2035		807	724
3.011% due 07/25/2035		463	444
4.823% due 12/25/2034		119	120
4.862% due 04/25/2035		391	370
5.352% due 08/25/2035		1,400	1,312
5.388% due 07/25/2035		6,206	6,182
5.411% due 11/25/2035		1,869	1,764
5.428% due 10/25/2035		437	373
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		7,069	7,573
5.424% due 02/15/2040		5,610	5,900
5.866% due 09/15/2045		14,500	15,283
Luminent Mortgage Trust
0.441% due 12/25/2036		3,184	1,989
MASTR Adjustable Rate Mortgages Trust
0.471% due 04/25/2046		4,505	2,685
2.608% due 12/25/2033		951	869
2.839% due 12/25/2033		259	232
MASTR Alternative Loans Trust
0.661% due 03/25/2036		1,681	676
Mellon Residential Funding Corp.
0.610% due 11/15/2031		603	575
0.690% due 08/15/2032		551	525
0.700% due 12/15/2030		770	729
0.740% due 06/15/2030		412	403
2.610% due 10/20/2029		193	179
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		3,337	3,488
Merrill Lynch Floating Trust
0.330% due 06/15/2022		1,459	1,416
Merrill Lynch Mortgage Investors, Inc.
0.471% due 02/25/2036		633	490
2.891% due 02/25/2034		223	213
5.431% due 12/25/2035		879	795
Merrill Lynch Mortgage Trust
5.656% due 05/12/2039		15,125	16,321
MLCC Mortgage Investors, Inc.
0.511% due 11/25/2035		2,640	2,356
0.784% due 03/25/2030		174	161
0.813% due 11/25/2029		120	106
1.254% due 10/25/2035		377	328
1.707% due 10/25/2035		5,650	5,157
2.329% due 12/25/2034		2,315	2,219
4.250% due 10/25/2035		1,803	1,556
Morgan Stanley Capital I
5.879% due 06/11/2049		2,960	3,174
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		580	356
Morgan Stanley Re-REMIC Trust
5.807% due 08/15/2045		5,000	5,354

New York Mortgage Trust, Inc.
4.998% due 05/25/2036		1,000	802
Nomura Asset Acceptance Corp.
5.367% due 02/25/2036 (a)		518	316
5.820% due 03/25/2047		1,118	943
6.138% due 03/25/2047		1,036	878
OBP Depositor LLC Trust
4.646% due 07/15/2045		14,500	14,826
Permanent Master Issuer PLC
0.399% due 07/15/2033		2,300	2,241
Provident Funding Mortgage Loan Trust
2.773% due 08/25/2033		167	159
2.777% due 04/25/2034		116	113
RBSCF Trust
5.305% due 01/16/2049		7,200	7,362
Residential Accredit Loans, Inc.
0.441% due 06/25/2046		19,615	8,195
0.541% due 12/25/2045		3,128	1,822
1.688% due 09/25/2045		326	204
5.680% due 09/25/2035		937	683
Residential Asset Securitization Trust
0.661% due 01/25/2046 (a)		175	79
0.711% due 12/25/2036 (a)		2,527	1,078
5.000% due 08/25/2019		891	885
5.500% due 06/25/2033		1,380	1,408
6.250% due 10/25/2036 (a)		3,179	2,153
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033		2,635	2,676
Sequoia Mortgage Trust
0.611% due 10/19/2026		192	167
0.641% due 10/20/2027		310	284
0.661% due 10/20/2027		410	393
1.161% due 12/20/2032		435	401
Structured Adjustable Rate Mortgage Loan Trust
1.742% due 01/25/2035		14	8
2.714% due 08/25/2035		382	310
5.156% due 09/25/2036		1,500	853
5.209% due 05/25/2036		1,500	1,155
5.278% due 11/25/2035		637	437
6.000% due 10/25/2037 (a)		880	430
Structured Asset Mortgage Investments, Inc.
0.361% due 09/25/2047		128	129
0.381% due 08/25/2036		11,679	7,151
0.391% due 03/25/2037		414	256
0.451% due 07/25/2046		11,181	7,059
0.471% due 04/25/2036		2,274	1,344
0.471% due 05/25/2046		8,443	4,787
0.511% due 07/19/2035		1,185	977
0.571% due 12/25/2035		727	449
0.591% due 10/19/2034		13	12
0.611% due 03/19/2034		778	704
0.921% due 09/19/2032		770	687
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		1,262	360
Thornburg Mortgage Securities Trust
0.353% due 03/25/2037		531	518
0.371% due 11/25/2046		267	263
0.381% due 10/25/2046		42	41
Wachovia Bank Commercial Mortgage Trust
0.340% due 06/15/2020		10,740	10,051
0.351% due 09/15/2021		2,040	1,988
5.418% due 01/15/2045		1,230	1,319
WaMu Mortgage Pass-Through Certificates
0.521% due 11/25/2045		8,463	7,167
0.551% due 07/25/2045		80	69
0.551% due 10/25/2045		1,572	1,337
0.601% due 01/25/2045		3,355	2,737
0.650% due 10/25/2044		1,105	895
0.801% due 12/25/2027		523	464
1.028% due 03/25/2047		14,771	9,185
1.098% due 05/25/2047		1,798	1,196
1.148% due 12/25/2046		6,775	4,425
1.328% due 02/25/2046		1,219	944
1.528% due 11/25/2042		3	3
1.728% due 06/25/2042		375	316
2.370% due 03/25/2033		119	114
2.594% due 12/25/2035		773	737
2.700% due 06/25/2033		222	213
2.722% due 03/25/2035		487	459
2.770% due 09/25/2035		1,715	1,516
2.785% due 03/25/2034		397	376
2.786% due 08/25/2035		1,263	1,254
2.904% due 02/27/2034		2,269	2,320
3.154% due 07/25/2046		54	39
5.009% due 03/25/2037		14,136	12,343
5.141% due 01/25/2037		4,621	3,519
5.299% due 04/25/2037		3,134	2,323
5.415% due 12/25/2036		2,868	2,213
5.492% due 02/25/2037		8,598	6,325
5.530% due 05/25/2037		7,422	6,043
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.298% due 05/25/2046		3,443	1,946
Wells Fargo Mortgage-Backed Securities Trust
2.748% due 01/25/2035		1,482	1,355
2.845% due 04/25/2036		2,002	1,904
2.879% due 03/25/2035		1,646	1,591
5.071% due 03/25/2036		1,402	1,315
6.000% due 07/25/2036		2,000	1,887
6.000% due 08/25/2036		4,500	4,429
Total Mortgage-Backed Securities (Cost $702,799)			718,036
ASSET-BACKED SECURITIES 2.9%
Ally Auto Receivables Trust
1.320% due 03/15/2012		258	258
AMMC CDO
0.512% due 05/03/2018		2,600	2,446
0.539% due 08/08/2017		15,800	14,938
ARES CLO Funds
0.530% due 03/12/2018		20,776	19,565
Asset-Backed Funding Certificates
0.611% due 06/25/2034		1,967	1,611
BA Credit Card Trust
0.280% due 03/15/2014		1,575	1,573
Babson CLO Ltd.
0.536% due 11/10/2019		9,188	8,413
Bear Stearns Asset-Backed Securities Trust
0.371% due 11/25/2036		1,115	756
0.591% due 01/25/2036		119	118
1.261% due 10/25/2037		1,624	1,077
1.511% due 08/25/2037		3,131	2,245
Carrington Mortgage Loan Trust
0.311% due 01/25/2037		416	409
0.581% due 10/25/2035		172	164
Chase Issuance Trust
0.280% due 03/15/2013		10,400	10,399
1.802% due 09/15/2015		14,000	14,466
Clearwater Funding CBO
1.133% due 07/15/2013		509	487
Countrywide Asset-Backed Certificates
0.311% due 06/25/2047		150	148
Denver Arena Trust
6.940% due 11/15/2019		418	391
Dryden Leveraged Loan CDO
1.368% due 08/08/2022	EUR	8,500	10,216
Endurance CLO I Ltd.
0.736% due 02/15/2014		$1,015	985
Equity One ABS, Inc.
0.561% due 04/25/2034		158	124
First Franklin Mortgage Loan Asset-Backed Certificates
0.311% due 11/25/2036		137	136
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	13,827	13,921
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		$56	56
1.680% due 06/15/2012		47,907	48,055
Globaldrive BV
2.413% due 04/20/2018	EUR	274	369
3.000% due 07/20/2015		20,506	27,482
4.000% due 10/20/2016		51	69
HSI Asset Securitization Corp. Trust
0.311% due 12/25/2036		$136	130
Hyundai Capital Auto Funding Ltd.
1.261% due 09/20/2016		4,000	3,948
Indymac Residential Asset-Backed Trust
0.391% due 04/25/2047		611	603
JPMorgan Mortgage Acquisition Corp.
0.311% due 10/25/2036		351	341
0.341% due 03/25/2037		631	593
Long Beach Mortgage Loan Trust
0.721% due 04/25/2035		450	443
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	10,163	13,532
MASTR Asset-Backed Securities Trust
0.321% due 11/25/2036		$6	6
MBNA Credit Card Master Note Trust
0.510% due 12/16/2013		2,000	2,001
Merrill Lynch Mortgage Investors, Inc.
0.341% due 09/25/2037		166	48
0.381% due 02/25/2037		276	191
Morgan Stanley ABS Capital I
1.061% due 07/25/2037		896	823
Morgan Stanley Home Equity Loan Trust
0.731% due 12/25/2034		1,400	1,307
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		683	508
6.000% due 07/25/2047		458	354
Navigare Funding CLO Ltd.
0.544% due 05/20/2019		6,500	5,997
NYLIM Flatiron CLO Ltd.
0.619% due 10/20/2016		1,336	1,279
Park Place Securities, Inc.
0.573% due 10/25/2034		95	94
0.961% due 12/25/2034		638	617
Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		31,000	30,895
Popular ABS Mortgage Pass-Through Trust
0.351% due 06/25/2047		34	31
Renaissance Home Equity Loan Trust
0.761% due 12/25/2033		1,216	1,041
Residential Asset Securities Corp.
0.331% due 02/25/2037		150	147
SACO I, Inc.
0.321% due 05/25/2036		787	716
SC Germany Auto
1.872% due 08/12/2019	EUR	433	582

		00000000000	00000000000

SLM Student Loan Trust
0.368% due 04/26/2021		$420	419
0.418% due 04/25/2017		1,266	1,264
1.788% due 04/25/2023		273,567	282,738
1.910% due 12/15/2017		8,540	8,545
Specialty Underwriting & Residential Finance
0.321% due 01/25/2038		209	196
Structured Asset Securities Corp.
0.311% due 10/25/2036		39	39
0.551% due 01/25/2033		10	9
1.753% due 04/25/2035		593	451
WAMU Asset-Backed Certificates
0.311% due 01/25/2037		204	199
Wells Fargo Home Equity Trust
0.511% due 12/25/2035		70	69
Whitney CLO Ltd.
0.586% due 03/01/2017		2,849	2,759
Wood Street CLO BV
1.388% due 03/29/2021	EUR	6,502	8,007

Total Asset-Backed Securities (Cost $543,272)			551,799

SOVEREIGN ISSUES 2.0%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	16,100	15,904
3.000% due 09/20/2025		81,800	89,363
4.000% due 08/20/2020		52,700	87,264
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,729
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		62,979	37,267
10.000% due 01/01/2017		8,500	4,695
Canada Government International CPI Linked Bond
4.250% due 12/01/2021	CAD	17,947	24,291
Export-Import Bank of Korea
0.523% due 10/04/2011		$17,150	17,165
4.000% due 01/29/2021		2,700	2,532
4.125% due 09/09/2015		3,100	3,157
5.125% due 06/29/2020		3,300	3,411
8.125% due 01/21/2014		500	573
Korea Development Bank
4.375% due 08/10/2015		600	618
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	64,800	67,160
Qatar Government International Bond
5.250% due 01/20/2020		$20,000	21,200
6.400% due 01/20/2040		11,100	12,099

Total Sovereign Issues (Cost $347,513)			388,428

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
American International Group, Inc.
8.500% due 08/01/2011		157,000	1,380
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	8,905

Total Convertible Preferred Securities (Cost $20,675)			10,285

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital XIII
7.875% due 12/31/2049		80,000	2,153

Total Preferred Securities (Cost $2,000)			2,153

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.0%
CERTIFICATES OF DEPOSIT 0.2%
Itau Unibanco S.A.
1.300% due 03/14/2011		$15,000	15,032
1.450% due 06/13/2011		800	804
1.700% due 09/12/2011		15,600	15,728
Royal Bank of Scotland Group PLC
1.663% due 10/15/2012		11,700	11,697

			43,261

CORPORATE BONDS & NOTES 0.1%
Banco Santander Brasil S.A.
2.596% due 12/28/2011		6,100	5,946
WM Wrigley Jr. Co.
1.678% due 06/28/2011		17,400	17,411

			23,357

REPURCHASE AGREEMENTS 0.2%
Barclays Capital, Inc.
0.250% due 01/03/2011		32,000	32,000
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $32,854. Repurchase proceeds are $32,000.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		7,006	7,006
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $7,150. Repurchase proceeds are $7,006.)

			39,006

U.S. TREASURY BILLS 0.2%
0.177% due 01/06/2011 -
06/23/2011 (b)(e)(f)		33,092	33,071

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.3%
		23,840,003	238,781

Total Short-Term Instruments (Cost $377,077)			377,476

PURCHASED OPTIONS (j) 0.0%
(Cost $689)			1,848
Total Investments 110.5%			$20,962,421
(Cost $20,598,510)
Written Options (k) (0.4%)			(73,451)
(Premiums $48,629)
Other Assets and Liabilities (Net) (10.1%)			(1,914,426)

Net Assets 100.0%			$18,974,544

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $47,482 has been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $25,443 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $731,351 at a weighted average interest rate of 0.281%. On December 31, 2010, securities valued at $519,158 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $27,265 has been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2011	2,486	$153
90-Day Eurodollar March Futures	Long	03/2011	7,414	1,750
90-Day Eurodollar March Futures	Long	03/2012	2,767	(904)

				$999

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	GSC	(5.000%	)	03/20/2013	6.776%	EUR	13,500	$578	$1,454	$(876)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	9.038%		$5,000	1,326	0	1,326
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.435%		5,000	(103)	0	(103)
CenturyLink, Inc.	BCLY	(1.850%	)	06/20/2017	1.699%		10,803	(102)	0	(102)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.343%		10,000	301	0	301
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	0.677%		1,000	(25)	0	(25)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	1.853%		3,800	92	207	(115)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	0.677%		1,000	(26)	0	(26)
DR Horton, Inc.	DUB	(1.000%	)	09/20/2014	2.035%		2,700	97	149	(52)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	1.399%		2,000	(152)	0	(152)
HCP, Inc.	MSC	(2.260%	)	03/20/2018	1.459%		5,000	(258)	0	(258)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	0.799%		4,000	(13)	85	(98)
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	2.383%		2,500	54	0	54
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	2.222%		400	(30)	(13)	(17)
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	2.383%		4,100	88	0	88
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	2.383%		3,900	91	0	91
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	0.972%		1,200	(1)	4	(5)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	1.643%		10,000	239	320	(81)
Kinder Morgan, Inc.	DUB	(1.000%	)	03/20/2016	1.777%		2,500	92	76	16
Lennar Corp.	BNP	(5.000%	)	09/20/2014	3.117%		1,500	(100)	(50)	(50)
Limited Brands, Inc.	BCLY	(4.910%	)	09/20/2017	1.772%		1,200	(226)	0	(226)
Limited Brands, Inc.	MSC	(3.113%	)	09/20/2017	1.772%		2,000	(162)	0	(162)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.720%		2,000	(77)	0	(77)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.281%		3,000	(767)	0	(767)
Macy’s Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	1.691%		1,000	(25)	0	(25)
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	1.647%		2,000	(57)	0	(57)
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.446%		3,000	(59)	0	(59)
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	1.342%		10,000	(513)	0	(513)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.147%		3,000	7	68	(61)
Masco Corp.	CITI	(1.920%	)	03/20/2017	2.547%		8,000	263	0	263
New York Times Co.	BCLY	(1.000%	)	03/20/2015	1.735%		1,000	29	58	(29)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.735%		7,500	(992)	(735)	(257)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.949%		10,000	(553)	96	(649)
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.375%		1,500	(7)	0	(7)
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.766%		3,500	17	0	17
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.766%		11,000	31	0	31
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.375%		1,500	(20)	0	(20)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.766%		3,500	(66)	0	(66)
ProLogis	CITI	(1.000%	)	06/20/2012	0.585%		2,500	(16)	53	(69)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	0.550%		10,600	(241)	0	(241)
Rexam PLC	CITI	(1.450%	)	06/20/2013	0.550%		3,000	(68)	0	(68)
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	0.480%		12,500	(120)	0	(120)
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.235%		7,000	(38)	0	(38)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	3.583%		1,000	21	(2)	23
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.434%		8,550	217	0	217
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.779%		1,500	(73)	(75)	2
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2019	2.699%		4,000	447	340	107
RR Donnelley & Sons Co.	MSC	(1.000%	)	06/20/2014	1.718%		10,000	235	669	(434)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.853%		10,000	(53)	0	(53)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.607%		3,000	(120)	0	(120)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.060%		3,500	(18)	0	(18)
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.344%		6,000	(84)	0	(84)

								$(940)	$2,704	$(3,644)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	BNP	1.000%	09/20/2011	0.158%	$200	$1	$(14)	$15
BP Capital Markets America, Inc.	CITI	5.000%	06/20/2015	0.818%	250	46	5	41
BP Capital Markets America, Inc.	DUB	5.000%	09/20/2011	0.158%	2,200	82	(57)	139
BP Capital Markets America, Inc.	GSC	5.000%	09/20/2015	0.858%	400	76	7	69
BP Capital Markets America, Inc.	HSBC	1.000%	09/20/2011	0.158%	300	2	(22)	24
BP Capital Markets America, Inc.	JPM	5.000%	09/20/2011	0.158%	200	8	(5)	13
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.033%	19,600	(20)	(219)	199
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.402%	21,000	(665)	(626)	(39)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.033%	28,200	(29)	(302)	273
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.033%	7,800	(8)	(89)	81
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.033%	21,800	(23)	(310)	287
France Government Bond	BCLY	0.250%	12/20/2015	1.062%	2,400	(92)	(48)	(44)
France Government Bond	BOA	0.250%	12/20/2015	1.062%	27,700	(1,053)	(630)	(423)
France Government Bond	CITI	0.250%	06/20/2015	1.003%	27,200	(873)	(614)	(259)
France Government Bond	CITI	0.250%	12/20/2015	1.062%	20,000	(760)	(550)	(210)
France Government Bond	DUB	0.250%	06/20/2015	1.003%	21,600	(693)	(708)	15
France Government Bond	JPM	0.250%	06/20/2015	1.003%	17,700	(568)	(625)	57
France Government Bond	JPM	0.250%	12/20/2015	1.062%	38,600	(1,467)	(776)	(691)
France Government Bond	RBS	0.250%	12/20/2015	1.062%	10,400	(396)	(202)	(194)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	0.520%	20,200	29	(166)	195
General Electric Capital Corp.	MSC	1.000%	03/20/2011	0.520%	34,700	50	(285)	335
Japan Government International Bond	BOA	1.000%	12/20/2015	0.691%	9,500	143	200	(57)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.691%	3,200	49	67	(18)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.691%	41,000	620	877	(257)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.691%	51,000	772	1,128	(356)
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.250%	2,700	16	12	4
JPMorgan Chase & Co.	UBS	1.000%	09/20/2011	0.250%	2,300	14	10	4
MetLife, Inc.	BOA	1.000%	09/20/2013	1.059%	1,900	(2)	(92)	90
MetLife, Inc.	SOG	1.000%	09/20/2013	1.059%	12,900	(15)	(603)	588
Morgan Stanley	BOA	1.000%	03/20/2011	0.768%	4,000	4	(4)	8
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%	10,500	(26)	(112)	86
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.165%	1,000	(2)	(6)	4
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.204%	1,000	(4)	(6)	2
Republic of Italy Government Bond	BCLY	1.000%	12/20/2015	2.372%	28,500	(1,728)	(1,007)	(721)
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.562%	200	(1)	(3)	2
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.562%	2,900	(7)	(36)	29
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	2.338%	8,400	(454)	(202)	(252)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	2.338%	8,100	(437)	(194)	(243)
Republic of Italy Government Bond	RBS	1.000%	12/20/2015	2.372%	4,200	(254)	(146)	(108)
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.666%	7,500	111	68	43
United Kingdom Gilt	BNP	1.000%	12/20/2015	0.715%	14,800	206	347	(141)
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.666%	19,000	281	221	60
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.715%	6,000	84	141	(57)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.666%	20,500	303	144	159
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.715%	16,900	235	392	(157)
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.666%	5,600	83	62	21
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.666%	12,300	182	129	53
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.666%	23,000	341	222	119

						$(5,839)	$(4,627)	$(1,212)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	$3,100	$429	$442	$(13)
CDX.EM-14 5-Year Index	CITI	5.000%	12/20/2015	9,900	1,370	1,391	(21)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	34,300	4,747	5,007	(260)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	24,500	3,390	3,462	(72)
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	56,000	411	53	358
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	17,100	126	13	113
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015	258,600	1,900	443	1,457
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	53,600	394	387	7

					$12,767	$11,198	$1,569

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP	EUR	33,900	$1,453	$0	$1,453
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	224	0	224
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		29,100	1,224	0	1,224
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		21,700	1,018	0	1,018
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		65,300	2,293	0	2,293
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	34,100	(333)	0	(333)
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		10,800	(102)	0	(102)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	47,600	(1,044)	(347)	(697)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(1,958)	(38)	(1,920)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		48,700	265	99	166
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		10,100	53	21	32
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,400	283	116	167
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		75,000	(216)	(2)	(214)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		75,400	(191)	(68)	(123)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		99,900	804	295	509
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		147,700	2,256	1,187	1,069
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		191,300	642	(116)	758
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		29,700	481	264	217
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	6,694	(792)	7,486
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	267	30	237
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	3,271	237	3,034
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		74,500	287	(350)	637
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		309,900	1,337	186	1,151
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		104,100	449	145	304
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		90,300	473	0	473
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		90,900	608	(231)	839
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		141,000	1,354	573	781

							$21,892	$1,209	$20,683

(j)	Purchased options outstanding on December 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$284,300	$689	$1,848

(k)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$129.000	01/21/2011	1,604	$654	$23
Call - CBOT U.S. Treasury 10-Year Note March Futures	125.000	02/18/2011	2,500	638	406
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	5,083	2,379	2,901
Put - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/21/2011	1,604	819	5,956
Put- CBOT U.S. Treasury 10-Year Note March Futures	115.000	02/18/2011	1,250	845	226
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	5,083	3,253	2,144

				$8,588	$11,656

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$284,300	$1,622	$3,388
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,000	103	203
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,700	352	701
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	34,600	221	469
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,324,900	10,664	17,971
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	17,100	150	216
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	287,300	2,979	3,622
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	216,000	2,401	2,723
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	127,000	1,408	1,601
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	87,500	796	1,103
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	241,900	2,680	3,049
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.250%	02/14/2011	700	1	0
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.800%	02/14/2011	700	3	16
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	02/14/2011	113,700	223	2
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.800%	02/14/2011	113,700	520	2,673
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.250%	02/14/2011	287,100	597	5
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	02/14/2011	287,100	1,407	6,749
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	56,800	386	38
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,700	53	5
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	20,400	135	14
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	5,400	37	4

							$26,738	$44,552

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	03/16/2011	$22,900	$50	$47
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.300%	03/16/2011	22,900	62	23
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011	20,600	68	64
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011	20,600	90	75
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011	27,700	43	19
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	03/16/2011	11,400	23	23
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	2,000	4	8
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.300%	03/16/2011	11,400	40	11
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	2,000	11	1
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	15,000	71	4
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	06/15/2011	17,500	88	64
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR 23,400	88	16
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.600%	03/16/2011	19,600	97	34
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	10,700	32	26
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	10,700	82	19
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	15,000	108	13
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011	54,400	192	38

						$1,149	$485

Straddle Options

Description	Counterparty	Exercise Price (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.000	10/11/2011	$117,900	$623	$956
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000	10/11/2011	136,300	693	1,105
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	10/11/2011	267,200	2,968	4,494
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.000	11/14/2011	305,700	3,324	5,131

					$7,608	$11,686

(6)	Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$172,600	$1,458	$1,691
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	264,700	2,362	2,638
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	34,000	439	346
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/10/2020	38,300	287	397

						$4,546	$5,072

(l)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Treasury Inflation Protected Securities	2.000%	01/15/2014	$40,970	$43,865	$44,053

(7)	Market value includes $29 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	46,101	01/2011	RBS	$0	$(3,134)	$(3,134)
Buy	BRL	76,884	03/2011	CITI	644	0	644
Buy	CAD	34,857	02/2011	BOA	622	0	622
Buy		18,373	02/2011	CITI	170	0	170
Buy		46,034	02/2011	DUB	551	0	551
Buy		39,232	02/2011	UBS	490	0	490
Sell	CHF	815	02/2011	RBC	0	(51)	(51)
Buy	CNY	89,846	01/2011	BOA	105	0	105
Buy		117,845	01/2011	DUB	290	0	290
Sell		171,443	01/2011	DUB	0	(261)	(261)
Buy		170,080	01/2011	JPM	325	0	325
Sell		334,608	01/2011	JPM	0	(626)	(626)
Buy		128,280	01/2011	MSC	147	0	147
Buy		16,306	11/2011	BCLY	3	(11)	(8)
Buy		68,760	11/2011	CITI	22	0	22
Buy		5,048	11/2011	HSBC	0	(5)	(5)
Buy		35,905	11/2011	JPM	0	(31)	(31)
Buy		3,308	11/2011	RBS	1	0	1
Buy		6,009	02/2012	BCLY	0	(5)	(5)
Buy		171,443	02/2012	DUB	238	0	238
Buy		334,608	02/2012	JPM	702	0	702
Buy	EUR	4,140	01/2011	BCLY	75	0	75
Sell		4,638	01/2011	BCLY	0	(80)	(80)
Buy		1,063	01/2011	BOA	22	0	22
Sell		26,210	01/2011	BOA	0	(548)	(548)
Buy		10,308	01/2011	CITI	108	(118)	(10)
Sell		81,755	01/2011	CITI	3,593	(158)	3,435
Sell		27,090	01/2011	CSFB	138	(361)	(223)
Sell		70,739	01/2011	DUB	3,811	0	3,811
Sell		8,526	01/2011	GSC	0	(56)	(56)
Buy		16	01/2011	MSC	0	0	0
Sell		16	01/2011	MSC	0	0	0
Sell		76,995	01/2011	RBC	0	(1,056)	(1,056)
Buy		142	01/2011	RBS	0	(2)	(2)
Sell		29,000	01/2011	UBS	0	(412)	(412)
Sell		15,550	02/2011	BCLY	0	(331)	(331)
Sell		18,540	02/2011	UBS	0	(391)	(391)
Sell	GBP	12,817	03/2011	BCLY	16	0	16
Sell		12,818	03/2011	DUB	20	0	20
Sell		8,545	03/2011	RBS	43	0	43
Buy	IDR	212,790,000	10/2011	CITI	0	(8)	(8)
Buy	INR	1,451,932	03/2011	BCLY	282	(19)	263
Buy		116,999	03/2011	BOA	110	0	110
Buy		2,416,008	03/2011	CITI	589	(41)	548
Buy		2,842,682	03/2011	DUB	708	(33)	675
Buy		1,123,976	03/2011	JPM	592	(9)	583
Buy		388,216	03/2011	RBS	1	(8)	(7)
Buy		127,123	03/2011	UBS	13	0	13
Sell	JPY	393,047	01/2011	GSC	0	(172)	(172)
Sell		233,957	01/2011	RBC	0	(103)	(103)
Sell		467,913	01/2011	RBS	0	(197)	(197)
Buy	KRW	20,544,143	01/2011	CITI	74	(1)	73
Buy		34,503,880	01/2011	DUB	72	(166)	(94)
Buy		10,022,144	01/2011	GSC	43	0	43
Sell		78,961,087	01/2011	JPM	0	(1,417)	(1,417)
Buy		13,890,920	01/2011	UBS	75	0	75
Buy		48,529,100	05/2011	BCLY	0	(228)	(228)
Buy		75,613,778	05/2011	CITI	60	(199)	(139)
Buy		24,089,740	05/2011	DUB	26	(73)	(47)
Buy		2,726,554	05/2011	GSC	7	0	7
Buy		6,385,000	05/2011	HSBC	0	(44)	(44)
Buy		93,687,087	05/2011	JPM	1,687	0	1,687
Buy		12,803,000	05/2011	RBS	0	0	0
Buy		2,617,860	05/2011	UBS	14	0	14
Buy	MYR	26,175	02/2011	BCLY	211	0	211
Buy		21,978	02/2011	CITI	80	0	80
Buy		114,564	02/2011	HSBC	924	0	924
Buy	NZD	4,871	01/2011	UBS	190	0	190
Buy	PHP	2,178,026	02/2011	CITI	404	0	404
Buy		293,525	02/2011	DUB	12	0	12
Buy		75,864	02/2011	UBS	3	0	3
Buy		55,000	06/2011	BOA	0	(7)	(7)
Buy		2,202,096	06/2011	CITI	541	(41)	500
Buy		319,210	06/2011	DUB	102	0	102
Buy		150,861	06/2011	HSBC	32	0	32
Buy		206,289	06/2011	JPM	52	0	52
Buy		132,665	06/2011	RBS	0	(27)	(27)
Sell	SEK	4,012	02/2011	RBC	1	0	1
Buy	SGD	3,369	02/2011	BCLY	45	0	45
Buy		23,336	02/2011	CITI	330	0	330
Buy		10,227	02/2011	HSBC	139	0	139
Buy		17,749	02/2011	MSC	231	0	231
Buy		10,835	02/2011	UBS	148	0	148
Buy		8,729	03/2011	DUB	172	0	172
Buy		34,491	03/2011	UBS	677	0	677

					$20,783	$(10,430)	$10,353

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$37,258	$4,986	$42,244
Corporate Bonds & Notes
Banking & Finance	0	1,585,762	7,846	1,593,608
Industrials	0	416,975	0	416,975
Utilities	0	61,145	0	61,145
Convertible Bonds & Notes
Banking & Finance	0	12,431	0	12,431
Industrials	0	20,448	0	20,448
Municipal Bonds & Notes
California	0	35,311	0	35,311
District of Columbia	0	6,335	0	6,335
Illinois	0	5,284	0	5,284
Nevada	0	13,564	0	13,564
New York	0	11,880	0	11,880
Ohio	0	12,948	0	12,948
Puerto Rico	0	1,590	0	1,590
Rhode Island	0	2,357	0	2,357
Texas	0	2,453	0	2,453
West Virginia	0	8,680	0	8,680
U.S. Government Agencies	0	55,173	54,184	109,357
U.S. Treasury Obligations	0	16,555,786	0	16,555,786
Mortgage-Backed Securities	0	718,036	0	718,036
Asset-Backed Securities	0	438,161	113,638	551,799
Sovereign Issues	0	388,428	0	388,428
Convertible Preferred Securities
Banking & Finance	10,285	0	0	10,285
Preferred Securities
Banking & Finance	2,153	0	0	2,153
Short-Term Instruments
Certificates of Deposit	0	43,261	0	43,261
Corporate Bonds & Notes	0	17,411	5,946	23,357
Repurchase Agreements	0	39,006	0	39,006
U.S. Treasury Bills	0	33,071	0	33,071
PIMCO Short-Term Floating NAV Portfolio	238,781	0	0	238,781
Purchased Options
Interest Rate Contracts	0	1,848	0	1,848

	$251,219	$20,524,602	$186,600	$20,962,421
Short Sales, at value	$0	$(44,053)	$0	$(44,053)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,486	0	7,486
Foreign Exchange Contracts	0	20,783	0	20,783
Interest Rate Contracts	1,903	24,072	0	25,975
	$1,903	$52,341	$0	$54,244

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(11,258)	0	(11,258)
Foreign Exchange Contracts	0	(10,430)	0	(10,430)
Interest Rate Contracts	(904)	(59,597)	(16,758)	(77,259)

	$(904)	$(81,285)	$(16,758)	$(98,947)

Totals	$252,218	$20,451,605	$169,842	$20,873,665

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Bank Loan Obligations	$0	$5,000	$0	$0	$0	$(14)	$0	$0	$4,986	$(14)
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	7,846	0	7,846	0
U.S. Government Agencies	62	54,667	(518)	0	0	(27)	0	0	54,184	(27)
Mortgage-Backed Securities	8,689	0	0	49	0	65	0	(8,803)	0	0
Asset-Backed Securities	51,362	83,263	(8,183)	208	(5)	525	0	(13,532)	113,638	863
Short-Term Instruments
Corporate Bonds & Notes	0	5,946	0	3	0	(3)	0	0	5,946	(3)

	$60,113	$148,876	$(8,701)	$260	$(5)	$546	$7,846	$(22,335)	$186,600	$819
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(1,815)	0	(10,408)	0	552	(5,087)	0	0	(16,758)	(4,663)

Totals	$58,298	$148,876	$(19,109)	$260	$547	$(4,541)	$7,846	$(22,335)	$169,842	$(3,844)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Kabel Deutschland Holding AG
4.500% due 12/20/2016	EUR	200	$269
Vodafone Group PLC
6.875% due 08/11/2015		$300	296

Total Bank Loan Obligations (Cost $562)			565

CORPORATE BONDS & NOTES 8.5%
BANKING & FINANCE 7.2%
Ally Financial, Inc.
6.875% due 09/15/2011		500	516
7.500% due 09/15/2020		1,000	1,054
American Express Credit Corp.
5.875% due 05/02/2013		300	326
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,833
5.850% due 01/16/2018		200	207
8.175% due 05/15/2068		1,100	1,180
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,326
Bank of America Corp.
0.845% due 06/11/2012	GBP	2,800	4,258
Barclays Bank PLC
6.050% due 12/04/2017		$300	308
7.434% due 09/29/2049		100	99
BM&FBovespa S.A.
5.500% due 07/16/2020		3,000	3,068
Cie de Financement Foncier
2.125% due 04/22/2013		11,400	11,503
Commonwealth Bank of Australia
0.582% due 09/17/2014		3,500	3,492
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	700
Ford Motor Credit Co. LLC
3.039% due 01/13/2012		$500	505
7.000% due 10/01/2013		1,300	1,395
GATX Financial Corp.
5.800% due 03/01/2016		300	325
International Lease Finance Corp.
6.375% due 03/25/2013		3,800	3,914
6.500% due 09/01/2014		300	320
6.750% due 09/01/2016		300	322
7.125% due 09/01/2018		600	640
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	4,899
LeasePlan Corp. NV
3.000% due 05/07/2012		400	411
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		100	24
6.875% due 05/02/2018 (a)		900	227
7.500% due 05/11/2038 (a)		5,000	3
Pacific Life Global Funding
5.150% due 04/15/2013		400	428
Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		500	511
SLM Corp.
5.050% due 11/14/2014		500	478
Stone Street Trust
5.902% due 12/15/2015		7,000	7,265
Ventas Realty LP
3.125% due 11/30/2015		3,300	3,183
Vita Capital III Ltd.
1.423% due 01/01/2012		300	298
Wells Fargo Capital XIII
7.700% due 12/29/2049		700	727

			55,745

INDUSTRIALS 0.4%
CSC Holdings LLC
8.500% due 06/15/2015		2,600	2,834
Gazprom Via Gaz Capital S.A.
5.092% due 11/29/2015		300	309
7.343% due 04/11/2013		200	218
Petroleos Mexicanos
5.500% due 01/21/2021		400	407

			3,768

UTILITIES 0.9%
BP Capital Markets PLC
0.442% due 04/11/2011		400	400
Sprint Capital Corp.
7.625% due 01/30/2011		6,215	6,238

			6,638

Total Corporate Bonds & Notes (Cost $71,289)			66,151

CONVERTIBLE BONDS & NOTES 0.5%
BANKING & FINANCE 0.1%
National City Corp.
4.000% due 02/01/2011		400	402

INDUSTRIALS 0.4%
Amgen, Inc.
0.125% due 02/01/2011		2,300	2,309
Medtronic, Inc.
1.500% due 04/15/2011		800	804

			3,113

Total Convertible Bonds & Notes (Cost $3,499)			3,515

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	69

Total Municipal Bonds & Notes (Cost $94)			69

U.S. GOVERNMENT AGENCIES 1.2%
Fannie Mae
1.530% due 09/01/2044 - 10/01/2044		88	87
8.000% due 07/25/2026		3,400	3,398
Freddie Mac
6.289% due 09/01/2036		310	325
6.537% due 10/01/2036		399	422
6.610% due 07/01/2036		368	387
NCUA Guaranteed Notes
0.821% due 12/08/2020		1,700	1,695
2.650% due 10/29/2020		2,985	2,911

Total U.S. Government Agencies (Cost $9,263)			9,225

U.S. TREASURY OBLIGATIONS 86.9%
Treasury Inflation Protected Securities (c)
1.250% due 07/15/2020 (g)		59,872	61,387
1.375% due 07/15/2018		10,143	10,703
1.375% due 01/15/2020 (h)		45,513	47,362
1.625% due 01/15/2018		10,962	11,744
1.750% due 01/15/2028 (e)(h)		30,172	30,789
1.875% due 07/15/2019		15,365	16,727
2.000% due 01/15/2014 (e)		27,225	29,254
2.000% due 01/15/2016 (h)		37,026	40,364
2.000% due 01/15/2026		23,141	24,629
2.375% due 01/15/2017		8,026	8,954
2.375% due 01/15/2025		57,088	63,671
2.375% due 01/15/2027 (h)		43,924	48,923
2.500% due 07/15/2016		28,701	32,249
2.500% due 01/15/2029		19,253	21,907
2.625% due 07/15/2017		16,251	18,515
3.375% due 04/15/2032		3,450	4,470
3.625% due 04/15/2028 (g)		56,119	72,617
3.875% due 04/15/2029		95,593	128,506

Total U.S. Treasury Obligations (Cost $685,252)			672,771

MORTGAGE-BACKED SECURITIES 1.5%
Arkle Master Issuer PLC
1.434% due 05/17/2060		700	696
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		210	220
Bear Stearns Adjustable Rate Mortgage Trust
2.330% due 08/25/2035		45	43
2.430% due 08/25/2035		77	73
2.730% due 03/25/2035		132	126
2.934% due 03/25/2035		42	40
3.138% due 01/25/2035		508	470
Citigroup Commercial Mortgage Trust
5.698% due 12/10/2049		91	98
Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		53	50
2.560% due 08/25/2035		88	79
2.820% due 12/25/2035		37	34
3.059% due 03/25/2034		427	424
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	107
Countrywide Home Loan Mortgage Pass-Through Trust
0.601% due 06/25/2035		316	273
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	210
Extended Stay America Trust
2.950% due 11/05/2027		2,995	2,949
Granite Master Issuer PLC
0.301% due 12/20/2054		376	350
GS Mortgage Securities Corp. II
4.592% due 08/10/2043		1,100	1,113
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		210	223
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	221
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	105
MLCC Mortgage Investors, Inc.
1.707% due 10/25/2035		279	254
Morgan Stanley Capital I
5.879% due 06/11/2049		330	354
Permanent Master Issuer PLC
0.369% due 10/15/2033		1,600	1,577
Residential Asset Securitization Trust
0.661% due 01/25/2046 (a)		754	342
Structured Adjustable Rate Mortgage Loan Trust
5.830% due 03/25/2036		965	733
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		210	225

Total Mortgage-Backed Securities (Cost $11,116)			11,389

ASSET-BACKED SECURITIES 1.2%
AMMC CDO
0.512% due 05/03/2018		500	470
ARES CLO Funds
0.530% due 03/12/2018		495	466
Babson CLO Ltd.
0.536% due 11/10/2019		967	886
Callidus Debt Partners Fund Ltd.
0.549% due 04/17/2020		2,489	2,305
Gulf Stream Compass CLO Ltd.
0.649% due 07/15/2016		431	410
Plymouth Rock CLO Ltd.
1.920% due 02/16/2019		3,200	3,189
Premium Loan Trust Ltd.
0.668% due 10/25/2014		258	249
Saxon Asset Securities Trust
4.034% due 06/25/2033		343	317
SLM Student Loan Trust
2.180% due 08/15/2016		778	778
Wood Street CLO BV
1.388% due 03/29/2021	EUR	248	306

Total Asset-Backed Securities (Cost $9,439)			9,376

SOVEREIGN ISSUES 1.1%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	700	692
3.000% due 09/20/2025		3,800	4,152
4.000% due 08/20/2020		200	331
Export-Import Bank of Korea
1.352% due 03/13/2012		$2,500	2,499
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	500	518

Total Sovereign Issues (Cost $7,553)			8,192

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		300	300

Total Convertible Preferred Securities (Cost $300)			300

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 20.3%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.392% due 12/16/2011		$1,500	1,501
Itau Unibanco S.A.
1.450% due 06/13/2011		3,300	3,317

			4,818

CORPORATE BONDS & NOTES 0.6%
Banco Santander Brasil S.A.
2.596% due 12/29/2011		4,100	3,997
Pacific Gas & Electric Co.
0.869% due 10/11/2011		200	200
WM Wrigley Jr. Co.
1.678% due 06/28/2011		400	400

			4,597

REPURCHASE AGREEMENTS 0.3%
Barclays Capital, Inc.
0.250% due 01/03/2011		200	200
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $206. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
0.010% due 01/03/2011		1,583	1,583
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $1,617. Repurchase proceeds are $1,583.)

			1,783

JAPAN TREASURY BILLS 3.0%
0.107% due 01/31/2011	JPY	1,890,000	23,277

U.S. TREASURY BILLS 0.4%
0.167% due 01/20/2011 - 06/16/2011 (b)(e)(f)		$3,270	3,268

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 15.4%
		11,903,786	119,228

Total Short-Term Instruments (Cost $156,942)			156,971

PURCHASED OPTIONS (j) 0.0%
(Cost $18)			48
Total Investments 121.3% (Cost $955,327)			$938,572
Written Options (k) (0.3%) (Premiums $1,431)			(2,451)
Other Assets and Liabilities (Net) (21.0%)			(162,305)

Net Assets 100.0%			$773,817

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund/Portfolio.

(e)	Securities with an aggregate market value of $1,477 have been pledged as collateral as of December 31, 2010 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $1,919 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of December 31, 2010.

(g)	The average amount of borrowings while outstanding during the period ended December 31, 2010 was $66,175 at a weighted average interest rate of 0.254%. On December 31, 2010, securities valued at $71,541 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $791 and cash of $22 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2011	114	$6
90-Day Eurodollar March Futures	Long	03/2011	167	16
90-Day Eurodollar March Futures	Long	03/2012	28	(8)

				$14

(i)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	1.562%	$300	$7	$0	$7
International Lease Finance Corp.	GSC	(5.000%	)	03/20/2013	1.838%	3,800	(267)	(175)	(92)

							$(260)	$(175)	$(85)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.033%	$500	$0	$(4)	$4
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.402%	600	(19)	(20)	1
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.033%	1,200	(2)	(14)	12
France Government Bond	BCLY	0.250%	12/20/2015	1.062%	1,000	(38)	(20)	(18)
France Government Bond	BOA	0.250%	12/20/2015	1.062%	800	(30)	(19)	(11)
France Government Bond	CITI	0.250%	06/20/2015	1.003%	400	(13)	(10)	(3)
France Government Bond	CITI	0.250%	12/20/2015	1.062%	400	(15)	(11)	(4)
France Government Bond	DUB	0.250%	06/20/2015	1.003%	700	(23)	(23)	0
France Government Bond	JPM	0.250%	06/20/2015	1.003%	500	(16)	(18)	2
France Government Bond	RBS	0.250%	12/20/2015	1.062%	200	(8)	(4)	(4)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.691%	200	3	4	(1)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.691%	100	1	2	(1)
Japan Government International Bond	GSC	1.000%	12/20/2015	0.691%	1,400	21	30	(9)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.691%	400	6	8	(2)
Japan Government International Bond	RBS	1.000%	12/20/2015	0.691%	400	6	9	(3)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.165%	200	0	(2)	2
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.562%	500	(1)	(6)	5
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	2.338%	500	(27)	(12)	(15)
Republic of Italy Government Bond	RBS	1.000%	12/20/2015	2.372%	300	(18)	(10)	(8)
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.666%	500	8	5	3
United Kingdom Gilt	CSFB	1.000%	12/20/2015	0.715%	600	8	14	(6)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.666%	1,000	15	12	3
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.715%	800	11	19	(8)

						$(131)	$(70)	$(61)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	BCLY	5.000%	12/20/2015	$2,800	$387	$377	$10
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	500	70	75	(5)
CDX.EM-14 5-Year Index	UBS	5.000%	12/20/2015	700	97	99	(2)
CDX.HY-15 5-Year Index	BCLY	5.000%	12/20/2015	500	15	11	4
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	4,300	135	102	33
CDX.IG-15 5-Year Index	BNP	1.000%	12/20/2015	8,200	60	9	51
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	7,500	56	6	50
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	27,100	199	89	110
CDX.IG-15 5-Year Index	JPM	1.000%	12/20/2015	9,400	69	13	56
CDX.IG-15 5-Year Index	UBS	1.000%	12/20/2015	3,200	24	18	6

					$1,111	$799	$313

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	900	$(9)	$0	$(9)
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		300	(3)	0	(3)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	1,700	(37)	(24)	(13)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(15)	(17)	1
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,500	42	17	25
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(6)	0	(5)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		1,100	(3)	(1)	(2)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		5,500	44	15	30
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		2,000	31	16	14
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		15,000	50	(13)	64
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		9,000	146	80	66
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	113	13	100
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	77	2	75
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		5,300	20	(25)	45
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		1,300	6	1	4
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		2,400	10	3	7
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		1,500	10	(5)	15
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		1,700	16	7	10

							$493	$69	$423

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	DWRTFT Index	55,309	1-Month USD-LIBOR less a specified spread	$259,974	04/29/2011	BOA	$12,287
Receive	DWRTFT Index	8,178	1-Month USD-LIBOR less a specified spread	38,441	08/31/2011	BOA	1,814
Receive	DWRTFT Index	40,721	1-Month USD-LIBOR less a specified spread	191,404	01/31/2011	CSFB	8,283
Receive	DWRTFT Index	30,855	1-Month USD-LIBOR less a specified spread	145,030	05/31/2011	CSFB	6,853
Receive	DWRTFT Index	25,000	1-Month USD-LIBOR less a specified spread	117,510	08/31/2011	CSFB	5,551

							$34,788

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on December 31, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$7,400	$18	$48

(k)	Written options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$129.000	01/21/2011	42	$18	$1
Call - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	178	83	101
Put - CBOT U.S. Treasury 10-Year Note February Futures	124.000	01/21/2011	42	22	156
Put - CME 90-Day Eurodollar September Futures	99.375	09/19/2011	178	114	75

				$237	$333

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$7,400	$42	$88
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,700	12	23
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	33,500	269	455
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,000	81	101
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,700	65	72
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,000	45	50
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,900	54	75
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	6,700	74	85
Call - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	1.250%	02/14/2011	9,200	18	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	1.800%	02/14/2011	9,200	42	216
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.250%	02/14/2011	23,100	48	0
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	02/14/2011	23,100	113	543
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	300	2	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	3	0

							$868	$1,708

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-15 5-Year Index	BNP	Buy	0.800%	03/16/2011		$800	$2	$2
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.300%	03/16/2011		800	2	1
Call - OTC CDX.IG-15 5-Year Index	JPM	Buy	0.800%	06/15/2011		400	1	1
Put - OTC CDX.IG-15 5-Year Index	JPM	Sell	1.200%	06/15/2011		400	2	2
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.800%	01/19/2011		700	1	0
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		400	2	0
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	06/15/2011		600	3	2
Put - OTC iTraxx Europe 14 Index	BNP	Sell	1.300%	01/19/2011	EUR	700	3	0
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011		1,500	4	4
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		1,500	11	3
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		400	3	0
Put - OTC iTraxx Europe 14 Index	UBS	Sell	1.300%	01/19/2011		1,400	5	1

							$39	$16

Straddle Options

Description	Counterparty	Exercise Price (7)	Expiration Date	Notional Amount	Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GSC	$0.00	10/11/2011	$4,300	$23	$35
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.00	10/11/2011	2,900	15	24
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	10/11/2011	6,300	70	106
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MSC	0.00	11/14/2011	7,300	79	122

					$187	$287

(7) Exercise price and final premium determined on a future date, based upon implied volatility parameters.

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$13
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,300	38	43
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	900	12	9
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	4,000	39	42

						$100	$107

(l)	Short sales outstanding on December 31, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (8)
Treasury Inflation Protected Securities	3.875%	04/15/2029	$12,248	$16,049	$16,616

(8)	Market value includes $151 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,599	01/2011	RBS	$0	$(245)	$(245)
Buy	BRL	4,193	03/2011	CITI	35	0	35
Buy	CAD	1,222	02/2011	BOA	22	0	22
Buy		1,227	02/2011	CITI	11	0	11
Buy		2,103	02/2011	DUB	25	0	25
Buy		1,177	02/2011	UBS	15	0	15
Buy	CNY	863	01/2011	BOA	1	0	1
Buy		1,474	01/2011	DUB	4	0	4
Sell		5,984	01/2011	DUB	0	(8)	(8)
Buy		2,120	01/2011	JPM	4	0	4
Buy		1,527	01/2011	MSC	2	0	2
Buy		5,984	02/2012	DUB	8	0	8
Sell	EUR	920	01/2011	BOA	0	(20)	(20)
Sell		2,086	01/2011	CITI	48	(11)	37
Sell		718	01/2011	CSFB	0	(10)	(10)
Sell		2,042	01/2011	RBC	0	(24)	(24)
Sell		870	01/2011	UBS	0	(12)	(12)
Sell		450	02/2011	BCLY	0	(10)	(10)
Sell		470	02/2011	UBS	0	(10)	(10)
Sell	GBP	1,022	03/2011	BCLY	1	0	1
Sell		1,022	03/2011	DUB	2	0	2
Sell		682	03/2011	RBS	3	0	3
Buy	IDR	5,196,800	10/2011	CITI	0	0	0
Buy	INR	118,813	03/2011	BCLY	34	0	34
Buy		2,356	03/2011	BOA	2	0	2
Buy		61,361	03/2011	CITI	16	(1)	15
Buy		99,325	03/2011	DUB	27	(1)	26
Buy		28,223	03/2011	JPM	16	0	16
Buy		8,756	03/2011	RBS	0	0	0
Buy		3,399	03/2011	UBS	0	0	0
Sell	JPY	1,890,000	01/2011	CITI	0	(26)	(26)
Buy	KRW	1,669,158	01/2011	CITI	15	0	15
Buy		1,869,462	01/2011	DUB	15	(3)	12
Buy		170,580	01/2011	GSC	1	0	1
Sell		4,050,780	01/2011	JPM	0	(71)	(71)
Buy		341,580	01/2011	UBS	2	0	2
Buy		431,460	05/2011	BCLY	0	(2)	(2)
Buy		978,525	05/2011	CITI	1	(2)	(1)
Buy		598,880	05/2011	DUB	1	(2)	(1)
Buy		24,145	05/2011	GSC	0	0	0
Buy		57,000	05/2011	HSBC	0	0	0
Buy		4,181,580	05/2011	JPM	84	0	84
Buy		114,000	05/2011	RBS	0	0	0
Buy		113,820	05/2011	UBS	1	0	1
Buy	MYR	3,798	02/2011	BCLY	31	0	31
Buy		2,198	02/2011	CITI	8	0	8
Buy	PHP	52,795	02/2011	CITI	10	0	10
Buy		6,882	02/2011	DUB	0	0	0
Buy		1,655	02/2011	UBS	0	0	0
Buy		54,289	06/2011	CITI	15	0	15
Buy		8,157	06/2011	DUB	3	0	3
Buy		18,547	06/2011	HSBC	4	0	4
Buy		4,750	06/2011	JPM	1	0	1
Buy	SGD	1,019	02/2011	BCLY	14	0	14
Buy		988	02/2011	CITI	14	0	14
Buy		267	02/2011	UBS	4	0	4
Buy		1,606	03/2011	DUB	31	0	31

					$531	$(458)	$73

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Bank Loan Obligations	$0	$565	$0	$565
Corporate Bonds & Notes
Banking & Finance	0	55,447	298	55,745
Industrials	0	3,768	0	3,768
Utilities	0	6,638	0	6,638
Convertible Bonds & Notes
Banking & Finance	0	402	0	402
Industrials	0	3,113	0	3,113
Municipal Bonds & Notes
West Virginia	0	69	0	69
U.S. Government Agencies	0	4,132	5,093	9,225
U.S. Treasury Obligations	0	672,771	0	672,771
Mortgage-Backed Securities	0	11,389	0	11,389
Asset-Backed Securities	0	1,096	8,280	9,376
Sovereign Issues	0	8,192	0	8,192
Convertible Preferred Securities
Banking & Finance	300	0	0	300
Short-Term Instruments
Certificates of Deposit	0	4,818	0	4,818
Corporate Bonds & Notes	0	600	3,997	4,597
Repurchase Agreements	0	1,783	0	1,783
Japan Treasury Bills	0	23,277	0	23,277
U.S. Treasury Bills	0	3,268	0	3,268
PIMCO Short-Term Floating NAV Portfolio	119,228	0	0	119,228
Purchased Options
Interest Rate Contracts	0	48	0	48
	$119,528	$801,376	$17,668	$938,572
Short Sales, at value	$0	$(16,616)	$0	$(16,616)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	359	0	359
Equity Contracts	0	34,788	0	34,788
Foreign Exchange Contracts	0	531	0	531
Interest Rate Contracts	22	456	0	478
	$22	$36,134	$0	$36,156

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(208)	0	(208)
Foreign Exchange Contracts	0	(458)	0	(458)
Interest Rate Contracts	(8)	(2,073)	(394)	(2,475)
	$(8)	$(2,739)	$(394)	$(3,141)

Totals	$119,542	$818,155	$17,274	$954,971

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending December 31, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2010 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$0	$0	$0	$0	$298	$0	$298	$0
U.S. Government Agencies	0	5,099	0	0	0	(6)	0	0	5,093	(6)
Asset-Backed Securities	470	7,916	(84)	15	3	(40)	0	0	8,280	(39)
Short-Term Instruments
Corporate Bonds & Notes	0	3,996	0	2	0	(1)	0	0	3,997	(1)
	$470	$17,011	$(84)	$17	$3	$(47)	$298	$0	$17,668	$(46)
Financial Derivative Instruments(7) - Liabilities
Interest Rate Contracts	$(24)	$0	$(276)	$0	$0	$(94)	$0	$0	$(394)	$(107)

Totals	$ 446	$ 17,011	$ (360)	$ 17	$ 3	$ (141)	$ 298	$ 0	$ 17,274	$ (153)

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 12/31/2010 may be due to premiums on swaps that closed during the period.

Schedule of Investments

PIMCO RealRetirement® 2010 Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes
1.125% due 06/30/2011 (c)	$200	$201

Total U.S. Treasury Obligations (Cost $200)		201

	SHARES
MUTUAL FUNDS (a)(b) 65.6%
PIMCO CommodityRealReturn Strategy Fund®	24,758	230
PIMCO Global Advantage Strategy Bond Fund	36,059	401
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	88,539	649
PIMCO Low Duration Fund	135,144	1,404
PIMCO Real Return Fund	82,057	932
PIMCO RealEstateRealReturn Strategy Fund	117,413	519
PIMCO StocksPLUS® Fund	38,685	325
PIMCO Total Return Fund	121,833	1,322

Total Mutual Funds (Cost $6,278)		5,782

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.3%
REPURCHASE AGREEMENTS 2.0%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$175	175

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $183. Repurchase proceeds are $175.)
U.S. TREASURY BILLS 3.4%
0.101% due 01/06/2011	300	300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 23.9%
	210,410	2,108

Total Short-Term Instruments (Cost $2,582)		2,583

PURCHASED OPTIONS (e) 2.8%
(Cost $124)		243
Total Investments 100.0% (Cost $9,184)		$8,809
Other Assets and Liabilities (Net) 0.0%		2

Net Assets 100.0%		$8,811

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Securities with an aggregate market value of $97 and cash of $20 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Ultra Treasury Bond March Futures	Long	03/2011	4	$(16)

(d)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$550	$(9)	$(5)	$(4)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	(1)	(1)	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	90	3	4	(1)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	25	1	1	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	25	2	2	0

						$(4)	$1	$(5)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index January Futures	$ 1,000.000	01/22/2011	5	$8	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$450	$5	$6
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	35	91
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		$102	5	5
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		130	6	6
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023	GBP	1,000	43	124

								$94	$232

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.000	05/04/2011	EUR	180	$1	$0
Put - OTC EUR versus USD	1.000	05/22/2015		410	21	11

					$22	$11

(f)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	6	01/2011	BCLY	$0	$0	$0
Sell		5	01/2011	CITI	0	0	0
Sell	GBP	17	03/2011	BCLY	0	0	0
Sell		17	03/2011	DUB	0	0	0
Sell		11	03/2011	RBS	0	0	0

					$0	$0	$0

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$201	$0	$201
Mutual Funds	5,782	0	0	5,782
Short-Term Instruments
Repurchase Agreements	0	175	0	175
U.S. Treasury Bills	0	300	0	300
PIMCO Short-Term Floating NAV Portfolio	2,108	0	0	2,108
Purchased Options
Foreign Exchange Contracts	0	11	0	11
Interest Rate Contracts	0	232	0	232
	$7,890	$919	$0	$8,809

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5)	0	(5)
Interest Rate Contracts	(16)	0	0	(16)

	$(16)	$(5)	$0	$(21)

Totals	$7,874	$914	$0	$8,788

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO RealRetirement® 2020 Fund

December 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 8.2%
U.S. Treasury Notes
1.125% due 06/30/2011	$801	$804

Total U.S. Treasury Obligations (Cost $801)		804

	SHARES
MUTUAL FUNDS (a)(b) 59.9%
PIMCO
CommodityRealReturn
Strategy Fund®	35,527	330
PIMCO Global Advantage
Strategy Bond Fund	43,436	484
PIMCO International
StocksPLUS® TR Strategy
Fund (U.S. Dollar-Hedged)	123,645	906
PIMCO Real Return Fund	88,284	1,003
PIMCO
RealEstateRealReturn
Strategy Fund	121,004	535
PIMCO StocksPLUS® Fund	92,302	775
PIMCO Total Return Fund	165,419	1,795

Total Mutual Funds (Cost $6,384)		5,828

EXCHANGE-TRADED FUNDS 0.4%
Vanguard Emerging
Markets ETF	765	37

Total Exchange-Traded Funds (Cost $33)		37

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.9%
REPURCHASE AGREEMENTS 3.1%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$302	302
(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $310. Repurchase proceeds are $302.)
U.S. TREASURY BILLS 1.0%
0.167% due 05/26/2011	100	100

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 24.8%
	240,370	2,407

Total Short-Term Instruments (Cost $2,810)		2,809

PURCHASED OPTIONS (e) 2.6%
(Cost $138)		251
Total Investments 100.0% (Cost $10,166)		$9,729
Other Assets and Liabilities (Net) (0.0%)		(3)

Net Assets 100.0%		$9,726

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $20 has been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Ultra Treasury Bond March Futures	Long	03/2011	3	$(12)

(d)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$670	$(11)	$(6)	$(5)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	50	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	(1)	(1)	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	120	4	5	(1)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	35	2	2	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	35	2	2	0

						$(5)	$2	$(7)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index January Futures	$1,000.000	01/22/2011	7	$12	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$530	$6	$7
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		130	6	6
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		170	9	9
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	35	91
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	124

								$99	$237

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.000	05/04/2011	EUR	230	$1	$0
Put - OTC EUR versus USD	1.000	05/22/2015		520	26	14

					$27	$14

(f)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	8	01/2011	BCLY	$0	$0	$0
Sell		6	01/2011	CITI	0	0	0
Sell	GBP	17	03/2011	BCLY	0	0	0
Sell		17	03/2011	DUB	0	0	0
Sell		11	03/2011	RBS	0	0	0

					$0	$0	$0

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
U.S. Treasury Obligations	$0	$804	$0	$804
Mutual Funds	5,828	0	0	5,828
Exchange-Traded Funds	37	0	0	37
Short-Term Instruments
Repurchase Agreements	0	302	0	302
U.S. Treasury Bills	0	100	0	100
PIMCO Short-Term Floating NAV Portfolio	2,407	0	0	2,407
Purchased Options
Foreign Exchange Contracts	0	14	0	14
Interest Rate Contracts	0	237	0	237
	$8,272	$1,457	$0	$9,729

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(7)	0	(7)
Interest Rate Contracts	(12)	0	0	(12)

	$(12)	$(7)	$0	$(19)

Totals	$8,260	$1,450	$0	$9,710

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO RealRetirement® 2030 Fund

December 31, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 59.1%
PIMCO CommodityRealReturn Strategy Fund®	36,411	$338
PIMCO Global Advantage Strategy Bond Fund	43,852	488
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	111,995	821
PIMCO Real Return Fund	45,545	518
PIMCO RealEstateRealReturn Strategy Fund	115,630	511
PIMCO StocksPLUS® Fund	96,354	809
PIMCO Total Return Fund	80,008	868

Total Mutual Funds (Cost $4,904)		4,353

EXCHANGE-TRADED FUNDS 1.8%
Vanguard Emerging Markets ETF	2,785	134

Total Exchange-Traded Funds (Cost $119)		134

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 27.4%
REPURCHASE AGREEMENTS 1.5%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$112	112

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $117. Repurchase proceeds are $112.)
U.S. TREASURY BILLS 2.7%
0.167% due 05/26/2011	200	200

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 23.2%
	170,449	1,707

Total Short-Term Instruments (Cost $2,019)		2,019

PURCHASED OPTIONS (e) 3.4%
(Cost $128)		246
Total Investments 91.7% (Cost $7,170)		$6,752
Other Assets and Liabilities (Net) 8.3%		610

Net Assets 100.0%		$7,362

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $23 has been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Ultra Treasury Bond March Futures	Long	03/2011	2	$(8)

(d)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$610	$(9)	$(5)	$(4)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	40	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	60	(1)	(1)	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	90	3	4	(1)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	25	1	1	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	25	1	1	0

						$(6)	$0	$(6)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Purchased options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index January Futures	$1,000.000	01/22/2011	5	$8	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$520	$6	$7
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		104	5	5
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		135	7	7
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	35	91
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	124

								$96	$234

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.000	05/04/2011	EU	R 210	$1	$0
Put - OTC EUR versus USD	1.000	05/22/2015		460	23	12

					$24	$12

(f)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	7	01/2011	BCLY	$0	$0	$0
Sell		6	01/2011	CITI	0	0	0
Sell	GBP	17	03/2011	BCLY	0	0	0
Sell		17	03/2011	DUB	0	0	0
Sell		11	03/2011	RBS	0	0	0

					$0	$0	$0

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Mutual Funds	$4,353	$0	$0	$4,353
Exchange-Traded Funds	134	0	0	134
Short-Term Instruments
Repurchase Agreements	0	112	0	112
U.S. Treasury Bills	0	200	0	200
PIMCO Short-Term Floating NAV Portfolio	1,707	0	0	1,707
Purchased Options
Foreign Exchange Contracts	0	12	0	12
Interest Rate Contracts	0	234	0	234
	$6,194	$558	$0	$6,752

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(6)	0	(6)
Interest Rate Contracts	(8)	0	0	(8)

	$(8)	$(6)	$0	$(14)

Totals	$6,186	$552	$0	$6,738

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO RealRetirement® 2040 Fund

December 31, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 58.4%
PIMCO CommodityRealReturn Strategy Fund®	34,004	$316
PIMCO Global Advantage Strategy Bond Fund	39,187	436
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	102,232	749
PIMCO RealEstateRealReturn Strategy Fund	115,196	509
PIMCO StocksPLUS® Fund	68,314	574
PIMCO Total Return Fund	40,461	439

Total Mutual Funds (Cost $3,608)		3,023

EXCHANGE-TRADED FUNDS 7.0%
Vanguard Emerging Markets ETF	7,556	364

Total Exchange-Traded Funds (Cost $352)		364

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.7%
REPURCHASE AGREEMENTS 2.5%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$131	131

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $137. Repurchase proceeds are $131.)
U.S. TREASURY BILLS 3.9%
0.134% due 01/06/2011 - 05/26/2011 (a)	200	200

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 23.3%
	120,367	1,206

Total Short-Term Instruments (Cost $1,536)		1,537

PURCHASED OPTIONS (f) 4.6%
(Cost $113)		236
Total Investments 99.7% (Cost $5,609)		$5,160
Other Assets and Liabilities (Net) 0.3%		16

Net Assets 100.0%		$5,176

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	Cash of $17 has been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Ultra Treasury Bond March Futures	Long	03/2011	2	$(8)

(e)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$420	$(6)	$(3)	$(3)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	30	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	40	(1)	(1)	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	70	3	3	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	20	1	1	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	20	1	1	0

						$(3)	$1	$(4)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index January Futures	$1,000.000	01/22/2011	4	$7	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$340	$4	$4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		73	4	4
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		95	5	5
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$91
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	124

								$90	$228

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.000	05/04/2011	EUR	140	$1	$0
Put - OTC EUR versus USD	1.000	05/22/2015		310	15	8

					$16	$8

(g)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	5	01/2011	BCLY	$0	$0	$0
Sell		4	01/2011	CITI	0	0	0
Sell	GBP	17	03/2011	BCLY	0	0	0
Sell		17	03/2011	DUB	0	0	0
Sell		11	03/2011	RBS	0	0	0

					$0	$0	$0

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Mutual Funds	$3,023	$0	$0	$3,023
Exchange-Traded Funds	364	0	0	364
Short-Term Instruments
Repurchase Agreements	0	131	0	131
U.S. Treasury Bills	0	200	0	200
PIMCO Short-Term Floating NAV Portfolio	1,206	0	0	1,206
Purchased Options
Foreign Exchange Contracts	0	8	0	8
Interest Rate Contracts	0	228	0	228
	$4,593	$567	$0	$5,160

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4)	0	(4)
Interest Rate Contracts	(8)	0	0	(8)

	$(8)	$(4)	$0	$(12)

Totals	$4,585	$563	$0	$5,148

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Schedule of Investments

PIMCO RealRetirement® 2050 Fund

December 31, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 55.4%
PIMCO CommodityRealReturn Strategy Fund®	43,130	$401
PIMCO Global Advantage Strategy Bond Fund	37,757	420
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	144,270	1,058
PIMCO RealEstateRealReturn Strategy Fund	131,619	582
PIMCO StocksPLUS® Fund	97,515	819
PIMCO Total Return Fund	32,205	349

Total Mutual Funds (Cost $4,156)		3,629

EXCHANGE-TRADED FUNDS 6.8%
Vanguard Emerging Markets ETF	9,205	443

Total Exchange-Traded Funds (Cost $422)		443

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 33.8%
REPURCHASE AGREEMENTS 1.8%
State Street Bank and Trust Co.
0.010% due 01/03/2011	$117	117

(Dated 12/31/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $122. Repurchase proceeds are $117.)
U.S. TREASURY BILLS 7.5%
0.131% due 01/06/2011 - 06/09/2011 (a)(d)	488	488

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.5%
	160,179	1,604

Total Short-Term Instruments (Cost $2,209)		2,209

PURCHASED OPTIONS (f) 3.6%
(Cost $115)		237
Total Investments 99.6% (Cost $6,902)		$6,518
Other Assets and Liabilities (Net) 0.4%		24

Net Assets 100.0%		$6,542

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $13 have been pledged as collateral for the following open futures contracts on December 31, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note March Futures	Long	03/2011	5	$(18)

(e)	Swap agreements outstanding on December 31, 2010:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$370	$(6)	$(3)	$(3)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GSC	(1.000%	)	12/20/2017	40	(1)	(1)	0
CMBX.NA.AAA.3 Index	CSFB	(0.080%	)	12/13/2049	90	3	4	(1)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	25	2	2	0
CMBX.NA.AAA.4 Index	CSFB	(0.350%	)	02/17/2051	25	1	1	0

						$(1)	$3	$(4)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on December 31, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT S&P 500 Index January Futures	$1,000.000	01/22/2011	5	$8	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		$310	$3	$4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		91	5	5
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.500%	11/16/2020		120	6	6
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	35	91
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	43	124

								$92	$230

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.000	05/04/2011	EUR	130	$1	$0
Put - OTC EUR versus USD	1.000	05/22/2015		280	14	7

					$15	$7

(g)	Foreign currency contracts outstanding on December 31, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	AUD	48	01/2011	RBS	$0	$(3)	$(3)
Sell	EUR	5	01/2011	BCLY	0	0	0
Sell		4	01/2011	CITI	0	0	0
Sell	GBP	17	03/2011	BCLY	0	0	0
Sell		17	03/2011	DUB	0	0	0
Sell		11	03/2011	RBS	0	0	0

					$0	$(3)	$(3)

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 12/31/2010
Investments, at value
Mutual Funds	$3,629	$0	$0	$3,629
Exchange-Traded Funds	443	0	0	443
Short-Term Instruments
Repurchase Agreements	0	117	0	117
U.S. Treasury Bills	0	488	0	488
PIMCO Short-Term Floating NAV Portfolio	1,604	0	0	1,604
Purchased Options
Foreign Exchange Contracts	0	7	0	7
Interest Rate Contracts	0	230	0	230
	$5,676	$842	$0	$6,518

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4)	0	(4)
Foreign Exchange Contracts	0	(3)	0	(3)
Interest Rate Contracts	(18)	0	0	(18)

	$(18)	$(7)	$0	$(25)

Totals	$5,658	$835	$0	$6,493

(1)	See note 5 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended December 31, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

1. Basis for Consolidation of the PIMCO CommoditiesPLUSTM Short Strategy Fund

The PIMCO Cayman Commodity Fund IV Ltd. (the “CPSS Subsidiary”), a Cayman Islands exempted company, was incorporated on April 14, 2010 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommoditiesPLUSTM Short Strategy Fund (the “CPSS Fund”) in order to effect certain investments for the CPSS Fund consistent with the CPSS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CPSS Fund and the CPSS Subsidiary on May 7, 2010, comprising the entire issued share capital of the CPSS Subsidiary with the intent that the CPSS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CPSS Subsidiary, shares issued by the CPSS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CPSS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CPSS Subsidiary. As of December 31, 2010, net assets of the CPSS Fund were approximately $3.6 million, of which approximately $1.1 million, or approximately 29.9%, represented the CPSS Fund’s ownership of all issued shares and voting rights of the CPSS Subsidiary.

2. Basis for Consolidation of the PIMCO CommoditiesPLUSTM Strategy Fund

The PIMCO Cayman Commodity Fund III Ltd. (the “CPS Subsidiary”), a Cayman Islands exempted company, was incorporated on April 14, 2010 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommoditiesPLUSTM Strategy Fund (the “CPS Fund”) in order to effect certain investments for the CPS Fund consistent with the CPS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CPS Fund and the CPS Subsidiary on May 7, 2010, comprising the entire issued share capital of the CPS Subsidiary with the intent that the CPS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CPS Subsidiary, shares issued by the CPS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CPS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CPS Subsidiary. As of December 31, 2010, net assets of the CPS Fund were approximately $993.5 million, of which approximately $219.4 million, or approximately 22.1%, represented the CPS Fund’s ownership of all issued shares and voting rights of the CPS Subsidiary.

3. Basis for Consolidation of the PIMCO CommodityRealReturn Strategy Fund®

The PIMCO Cayman Commodity Fund I Ltd. (the “CRRS Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO CommodityRealReturn Strategy Fund ® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the CRRS Subsidiary on August 1, 2006, comprising the entire issued share capital of the CRRS Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the CRRS Subsidiary, shares issued by the CRRS Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the CRRS Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the CRRS Subsidiary. As of December 31, 2010, net assets of the CRRS Fund were approximately $23.9 billion, of which approximately $6.1 billion, or approximately 25.7%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the CRRS Subsidiary.

4. Basis for Consolidation of the PIMCO Global Multi-Asset Fund

The PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary on December 10, 2008, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of December 31, 2010, net assets of the GMA Fund were approximately $3.3 billion, of which approximately $157.3 million, or approximately 4.7%, represented the GMA Fund’s ownership of all issued shares and voting rights of the GMA Subsidiary.

5. Significant Accounting Policies

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAV of such investments and are considered Level 1 provided that the NAV is observable, calculated daily and is the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the NAV is unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

6. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of December 31, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CPSS, CPS, CRRS and GMA Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CPPS, CPS, CRRS and GMA Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the CPPS, CPS CRRS and GMA Funds as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CPSS, CPS, CRRS and GMA Funds as income for Federal income tax purposes.

As of December 31, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO All Asset All Authority Fund	$300,254	$(409,132)	$(108,878)
PIMCO All Asset Fund	966,696	(246,251)	720,445
PIMCO California Intermediate Municipal Bond Fund	2,492	(1,933)	559
PIMCO California Short Duration Municipal Income Fund	2,822	(1,309)	1,513
PIMCO CommoditiesPLUS Short Strategy Fund	12	(4)	8
PIMCO CommoditiesPLUSTM Strategy Fund	3,453	(2,319)	1,134
PIMCO CommodityRealReturn Strategy Fund®	365,286	(152,898)	212,388
PIMCO Convertible Fund	118,034	(16,293)	101,741
PIMCO Developing Local Markets Fund	59,875	(26,448)	33,427
PIMCO Diversified Income Fund	183,695	(48,941)	134,754
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	23,523	(13,229)	10,294
PIMCO Emerging Local Bond Fund	363,965	(45,626)	318,339
PIMCO Emerging Markets and Infrastructure Bond Fund	6,175	(3,166)	3,009
PIMCO Emerging Markets Bond Fund	239,741	(13,588)	226,153
PIMCO Extended Duration Fund	8,162	(11,267)	(3,105)
PIMCO Floating Income Fund	50,282	(33,279)	17,003
PIMCO Foreign Bond Fund (Unhedged)	77,918	(114,484)	(36,566)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	121,178	(74,338)	46,840
PIMCO Fundamental Advantage Total Return Strategy Fund	71,629	(38,841)	32,788
PIMCO Fundamental IndexPLUSTM Fund	2,209	(4,460)	(2,251)
PIMCO Fundamental IndexPLUSTM TR Fund	9,721	(8,425)	1,296
PIMCO Global Advantage Strategy Bond Fund	57,156	(30,264)	26,892
PIMCO Global Bond Fund (Unhedged)	29,099	(35,011)	(5,912)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	7,327	(5,979)	1,348
PIMCO Global Multi-Asset Fund	161,068	(18,399)	142,669
PIMCO GNMA Fund	27,772	(7,168)	20,604
PIMCO Government Money Market Fund	0	0	0
PIMCO High Yield Fund	793,355	(199,546)	593,809
PIMCO High Yield Municipal Bond Fund	5,866	(30,573)	(24,707)
PIMCO High Yield Spectrum Fund	2,740	(712)	2,028
PIMCO Income Fund	137,018	(43,939)	93,079
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	4,738	(3,642)	1,096
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	6,748	(9,402)	(2,654)
PIMCO Investment Grade Corporate Bond Fund	344,213	(45,422)	298,791
PIMCO Long Duration Total Return Fund	245,983	(88,067)	157,916
PIMCO Long-Term Credit Fund	93,297	(15,102)	78,195
PIMCO Long-Term U.S. Government Fund	20,873	(41,619)	(20,746)
PIMCO Low Duration Fund	477,119	(248,089)	229,030
PIMCO Low Duration Fund II	11,619	(4,452)	7,167
PIMCO Low Duration Fund III	4,036	(2,186)	1,850
PIMCO Moderate Duration Fund	70,617	(23,455)	47,162
PIMCO Money Market Fund	0	0	0
PIMCO Mortgage-Backed Securities Fund	15,405	(13,195)	2,210
PIMCO Municipal Bond Fund	6,099	(14,652)	(8,553)
PIMCO MuniGO Fund	405	(464)	(59)
PIMCO New York Municipal Bond Fund	5,803	(2,150)	3,653
PIMCO Real IncomeTM 2019 Fund	289	(33)	256
PIMCO Real IncomeTM 2029 Fund	194	(3)	191
PIMCO Real Return Asset Fund	52,059	(49,147)	2,912
PIMCO Real Return Fund	575,103	(211,192)	363,911
PIMCO RealEstateRealReturn Strategy Fund	5,337	(22,092)	(16,755)
PIMCO RealRetirement® 2010 Fund	154	(529)	(375)
PIMCO RealRetirement® 2020 Fund	164	(601)	(437)
PIMCO RealRetirement® 2030 Fund	171	(589)	(418)
PIMCO RealRetirement® 2040 Fund	157	(606)	(449)
PIMCO RealRetirement® 2050 Fund	166	(550)	(384)
PIMCO Short Duration Municipal Income Fund	2,765	(4,371)	(1,606)
PIMCO Short-Term Fund	93,504	(85,368)	8,136
PIMCO Small Cap StocksPLUS® TR Fund	5,351	(2,757)	2,594
PIMCO StocksPLUS® Fund	14,822	(11,222)	3,600
PIMCO StocksPLUS® Long Duration Fund	22,512	(7,720)	14,792
PIMCO StocksPLUS® Total Return Fund	7,422	(8,976)	(1,554)
PIMCO StocksPLUS® TR Short Strategy Fund	29,285	(19,120)	10,165
PIMCO Tax Managed Real Return Fund	213	(498)	(285)
PIMCO Total Return Fund	8,667,573	(2,344,649)	6,322,924
PIMCO Total Return Fund II	114,359	(35,360)	78,999
PIMCO Total Return Fund III	130,557	(40,583)	89,974
PIMCO Unconstrained Bond Fund	370,278	(139,247)	231,031
PIMCO Unconstrained Tax Managed Bond Fund	3,703	(1,814)	1,889
PIMCO Asset-Backed Securities Portfolio	22,448	(96,281)	(73,833)
PIMCO Developing Local Markets Portfolio	13,563	(5,747)	7,816
PIMCO Emerging Markets Portfolio	47,382	(7,852)	39,530
PIMCO FX Strategies Portfolio	195	(187)	8
PIMCO High Yield Portfolio	38,943	(18,268)	20,675
PIMCO International Portfolio	85,083	(86,869)	(1,786)
PIMCO Investment Grade Corporate Portfolio	375,879	(51,477)	324,402
PIMCO Long Duration Corporate Bond Portfolio	268,842	(48,301)	220,541
PIMCO Mortgage Portfolio	155,441	(173,404)	(17,963)
PIMCO Municipal Sector Portfolio	38,610	(24,001)	14,609
PIMCO Real Return Portfolio	18,445	(10,959)	7,486
PIMCO Short-Term Floating NAV Portfolio	15,667	(1,610)	14,057
PIMCO Short-Term Floating NAV Portfolio II	1,118	(33)	1,085
PIMCO Short-Term Portfolio	32,208	(116,089)	(83,881)
PIMCO U.S. Government Sector Portfolio	37,359	(172,576)	(135,217)

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	SOG	Societe Generale
BOA	Bank of America	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.
CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	UYU	Uruguayan Peso
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBS	Dow Jones-UBS Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	ENHGD84T	Dow Jones-AIG E84 Total Return
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	LPP2TR	Pure Beta Plus II Total Return Index Value
BXCS1469	Commodity Strategy 1469 Copper 3 Month Deferred Total Return	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.HY	Credit Derivatives Index - High Yield	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	RPI	Retail Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SPGCKWP	S&P GSCI Kansas Wheat Index
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	EAFE	Europe, Australasia, and Far East Stock Index	SPGCWHP	S&P GSCI Wheat Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	eRAFI	enhanced Research Affiliates Fundamental Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration	ICR	Insured Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodial Receipts	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
FDIC	Federal Deposit Insurance Corporation	HUD	U.S. Department of Housing and Urban Development	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
AID	Agency International Development	KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate
CMBS	Collateralized Mortgage-Backed Security	M-S-R	Mechanical Systems Review
CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	February 24, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	February 24, 2011